UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 – April 30, 2025

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession # 0001133228-25-007180) provides the information required by Items 1 and 6-11 of Form N-CSR for a limited number of the Registrant’s series. This submission provides the information required by Items 1 and 6-11 of Form N-CSR with respect to the remaining series that were not included in the Registrant’s initial submission. Apart from Items 1 and 6-11, this submission is identical in all material respects to the initial submission.

ITEM 1.	REPORTS TO STOCKHOLDERS.

DFA California Intermediate-Term Municipal Bond Portfolio
DCIBX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA California Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$433,383
Number of Holdings	366
Portfolio Turnover Rate	29%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	26.4%
School District	25.5%
General	13.2%
Medical	9.0%
Water	8.5%
Higher Education	8.0%
Power	3.8%
Transportation	3.7%
Airport	1.0%
Education	0.5%
Utilities	0.2%
Mello-Roos	0.1%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	10.0%
1 to 3 Years	17.7%
3 to 5 Years	13.9%
5 to 10 Years	19.5%
Greater than 10 Years	38.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DCIBX

DFA California Municipal Real Return Portfolio
DCARX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA California Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$347,461
Number of Holdings	298
Portfolio Turnover Rate	49%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	36.8%
School District	19.9%
General	16.5%
Water	8.7%
Higher Education	8.0%
Medical	4.6%
Transportation	1.3%
Education	1.1%
Power	1.1%
Tobacco Settlement	1.0%
Airport	0.6%
Mello-Roos	0.2%
Utilities	0.1%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	26.0%
1 to 3 Years	30.3%
3 to 5 Years	10.8%
5 to 10 Years	18.3%
Greater than 10 Years	14.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DCARX

DFA California Short-Term Municipal Bond Portfolio
DFCMX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA California Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$743,494
Number of Holdings	311
Portfolio Turnover Rate	67%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	34.3%
General	17.6%
School District	17.1%
Water	8.5%
Higher Education	8.4%
Medical	6.5%
Tobacco Settlement	2.8%
Power	1.8%
Education	1.4%
Airport	0.9%
Utilities	0.4%
Transportation	0.2%
Mello-Roos	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	31.8%
1 to 3 Years	23.1%
3 to 5 Years	8.4%
5 to 10 Years	30.0%
Greater than 10 Years	6.7%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFCMX

DFA Diversified Fixed Income Portfolio
DFXIX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Diversified Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.15%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,691,587
Number of Holdings	7
Portfolio Turnover Rate	28%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
DFA Intermediate Government Fixed Income Portfolio	50.5%
DFA Two-Year Global Fixed Income Portfolio	30.0%
U.S. Treasury Inflation-Indexed Notes 1.750% due 01/15/34	4.9%
U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/32	4.9%
U.S. Treasury Inflation-Indexed Bonds 3.375% due 04/15/32	4.9%
U.S. Treasury Inflation-Indexed Notes 0.125% due 07/15/31	2.9%
U.S. Treasury Inflation-Indexed Notes 2.125% due 01/15/35	1.9%
Excludes cash investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFXIX

DFA Five-Year Global Fixed Income Portfolio
DFGBX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Five-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$9,281,709
Number of Holdings	313
Portfolio Turnover Rate	20%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Foreign Government	47.6%
Financials	33.0%
U.S. Government	18.1%
Energy	0.5%
Consumer, Non-cyclical	0.4%
Consumer, Cyclical	0.4%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	57.5%
1 to 3 Years	29.4%
3 to 5 Years	13.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFGBX

DFA Global Core Plus Fixed Income Portfolio
DGCFX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Global Core Plus Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$2,621,574
Number of Holdings	648
Portfolio Turnover Rate	21%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	24.5%
Foreign Government	22.4%
Mortgage Securities	8.9%
U.S. Government	7.1%
Consumer, Non-cyclical	6.6%
Consumer, Cyclical	5.6%
Energy	5.2%
Communications	4.7%
Industrials	4.7%
Technology	4.3%
Basic Materials	3.2%
Utilities	2.5%
Other	0.3%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	7.3%
1 to 3 Years	4.9%
3 to 5 Years	8.9%
5 to 10 Years	45.6%
Greater than 10 Years	33.3%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DGCFX

DFA Global Core Plus Real Return Portfolio
DFAAX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Global Core Plus Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.29%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$269,568
Number of Holdings	306
Portfolio Turnover Rate	27%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	25.8%
Foreign Government	20.8%
Mortgage Securities	9.0%
Energy	7.1%
U.S. Government	6.5%
Consumer, Non-cyclical	5.9%
Consumer, Cyclical	5.8%
Utilities	4.5%
Industrials	3.9%
Technology	3.8%
Communications	3.7%
Basic Materials	2.8%
Other	0.4%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	4.0%
1 to 3 Years	5.8%
3 to 5 Years	11.4%
5 to 10 Years	48.3%
Greater than 10 Years	30.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFAAX

DFA Global Sustainability Fixed Income Portfolio
DGSFX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Global Sustainability Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$690,093
Number of Holdings	244
Portfolio Turnover Rate	15%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Foreign Government	45.0%
Financials	22.7%
Consumer, Non-cyclical	8.4%
Communications	4.6%
Industrials	4.5%
U.S. Government	4.2%
Technology	4.1%
Consumer, Cyclical	4.0%
Multi-National	2.1%
Utilities	0.4%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	9.1%
1 to 3 Years	9.5%
3 to 5 Years	12.9%
5 to 10 Years	21.1%
Greater than 10 Years	47.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DGSFX

DFA Inflation-Protected Securities Portfolio
DIPSX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.11%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$5,086,311
Number of Holdings	24
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
U.S. Government	100.0%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
1 to 3 Years	18.2%
3 to 5 Years	37.8%
5 to 10 Years	19.4%
Greater than 10 Years	24.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DIPSX

DFA Intermediate Government Fixed Income Portfolio
DFIGX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Intermediate Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.11%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$5,934,546
Number of Holdings	110
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
U.S. Government	100.0%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	0.5%
1 to 3 Years	15.9%
3 to 5 Years	27.0%
5 to 10 Years	18.4%
Greater than 10 Years	38.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFIGX

DFA Intermediate-Term Extended Quality Portfolio
DFTEX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Intermediate-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,830,345
Number of Holdings	603
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	32.6%
Consumer, Non-cyclical	14.0%
Energy	11.3%
Industrials	7.2%
Technology	6.7%
Utilities	6.7%
Consumer, Cyclical	6.0%
Basic Materials	5.6%
Communications	5.3%
U.S. Government	2.9%
Foreign Government	1.2%
Other	0.5%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	2.6%
1 to 3 Years	2.1%
3 to 5 Years	19.2%
5 to 10 Years	42.3%
Greater than 10 Years	33.8%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFTEX

DFA Intermediate-Term Municipal Bond Portfolio
DFTIX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,339,466
Number of Holdings	644
Portfolio Turnover Rate	28%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	47.1%
School District	13.8%
General	8.9%
Water	6.4%
Medical	5.4%
Transportation	4.3%
Higher Education	4.1%
Power	3.8%
Utilities	2.4%
Airport	1.3%
Education	1.2%
Nursing Homes	0.9%
Development	0.3%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	6.8%
1 to 3 Years	28.2%
3 to 5 Years	14.6%
5 to 10 Years	11.6%
Greater than 10 Years	38.8%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFTIX

DFA Investment Grade Portfolio
DFAPX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Investment Grade Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$11,897,506
Number of Holdings	963
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
U.S. Government	47.0%
Financials	19.9%
Consumer, Non-cyclical	9.2%
Energy	4.1%
Communications	3.5%
Industrials	3.4%
Consumer, Cyclical	3.2%
Technology	2.9%
Utilities	2.5%
Foreign Government	2.5%
Basic Materials	1.8%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	8.7%
1 to 3 Years	11.9%
3 to 5 Years	14.6%
5 to 10 Years	29.4%
Greater than 10 Years	35.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFAPX

DFA LTIP Portfolio
DRXIX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA LTIP Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$356,168
Number of Holdings	4
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
U.S. Government	100.0%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Greater than 10 Years	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DRXIX

DFA MN Municipal Bond Portfolio
DMNBX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA MN Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$25,531
Number of Holdings	74
Portfolio Turnover Rate	32%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	59.2%
School District	26.0%
Higher Education	4.4%
Utilities	3.3%
Power	2.8%
Water	1.7%
Nursing Homes	1.0%
Medical	0.9%
Airport	0.7%

Maturity Allocation (% of Total Investments)
Less than 1 Year	47.2%
1 to 3 Years	36.6%
3 to 5 Years	4.7%
5 to 10 Years	10.6%
Greater than 10 Years	0.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DMNBX

DFA Municipal Bond Portfolio
DFMPX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$451,942
Number of Holdings	314
Portfolio Turnover Rate	33%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	51.8%
School District	24.0%
Water	8.2%
General	5.1%
Utilities	3.8%
Transportation	2.3%
Higher Education	2.2%
Power	1.7%
Nursing Homes	0.4%
Medical	0.3%
Airport	0.1%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	23.3%
1 to 3 Years	14.2%
3 to 5 Years	20.4%
5 to 10 Years	7.4%
Greater than 10 Years	34.7%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFMPX

DFA Municipal Real Return Portfolio
DMREX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,715,671
Number of Holdings	566
Portfolio Turnover Rate	67%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	54.8%
School District	18.4%
General	8.1%
Higher Education	5.1%
Water	4.2%
Transportation	2.4%
Power	2.0%
Utilities	1.5%
Education	0.9%
Development	0.8%
Medical	0.7%
Other	0.6%
Airport	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	38.1%
1 to 3 Years	32.5%
3 to 5 Years	6.1%
5 to 10 Years	11.3%
Greater than 10 Years	12.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DMREX

DFA NY Municipal Bond Portfolio
DNYMX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA NY Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.24%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$158,092
Number of Holdings	129
Portfolio Turnover Rate	79%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	35.6%
General	29.2%
School District	16.9%
Higher Education	5.2%
Transportation	4.7%
Airport	4.0%
Water	1.4%
Development	1.0%
Housing	0.8%
Medical	0.6%
Utilities	0.6%

Maturity Allocation (% of Total Investments)
Less than 1 Year	41.7%
1 to 3 Years	15.4%
3 to 5 Years	7.1%
5 to 10 Years	20.2%
Greater than 10 Years	15.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DNYMX

DFA One-Year Fixed Income Portfolio
DFIHX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA One-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,574,029
Number of Holdings	197
Portfolio Turnover Rate	25%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
U.S. Government	66.4%
Financials	25.4%
Foreign Government	6.7%
Energy	1.0%
Consumer, Cyclical	0.5%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	77.5%
1 to 3 Years	22.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFIHX

DFA Oregon Municipal Bond Portfolio
DOGMX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Oregon Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.27%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$73,553
Number of Holdings	150
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	51.0%
School District	24.1%
Water	11.0%
General	7.3%
Medical	3.4%
Transportation	2.1%
Airport	0.8%
Utilities	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	8.2%
1 to 3 Years	23.6%
3 to 5 Years	15.3%
5 to 10 Years	20.9%
Greater than 10 Years	32.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DOGMX

DFA Selective State Municipal Bond Portfolio
DSSMX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.23%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$463,336
Number of Holdings	514
Portfolio Turnover Rate	58%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	26.8%
School District	17.1%
Medical	15.2%
General	7.7%
Transportation	6.8%
Water	6.3%
Higher Education	6.0%
Power	4.6%
Utilities	4.6%
Airport	2.7%
Education	1.5%
Development	0.3%
Other	0.2%
Housing	0.1%
Facilities	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	8.7%
1 to 3 Years	11.0%
3 to 5 Years	9.6%
5 to 10 Years	21.4%
Greater than 10 Years	49.3%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DSSMX

DFA Selectively Hedged Global Fixed Income Portfolio
DFSHX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Selectively Hedged Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.16%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$979,828
Number of Holdings	460
Portfolio Turnover Rate	18%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	39.5%
Foreign Government	18.0%
Consumer, Non-cyclical	8.5%
U.S. Government	8.3%
Consumer, Cyclical	7.5%
Industrials	5.0%
Energy	4.3%
Utilities	4.0%
Basic Materials	2.4%
Communications	1.3%
Technology	1.1%
Other	0.1%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	53.5%
1 to 3 Years	30.0%
3 to 5 Years	16.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFSHX

DFA Short-Duration Real Return Portfolio
DFAIX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Short-Duration Real Return Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,962,391
Number of Holdings	585
Portfolio Turnover Rate	22%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	42.8%
Foreign Government	18.1%
Consumer, Cyclical	8.5%
Consumer, Non-cyclical	7.0%
U.S. Government	5.5%
Industrials	4.4%
Energy	4.3%
Utilities	3.5%
Technology	3.1%
Basic Materials	1.8%
Communications	0.9%
Other	0.1%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	42.9%
1 to 3 Years	31.5%
3 to 5 Years	25.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFAIX

DFA Short-Term Extended Quality Portfolio
DFEQX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Short-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$5,598,667
Number of Holdings	644
Portfolio Turnover Rate	15%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	40.5%
Foreign Government	18.9%
U.S. Government	7.7%
Consumer, Cyclical	7.5%
Consumer, Non-cyclical	7.2%
Industrials	7.0%
Utilities	4.8%
Energy	2.5%
Communications	1.6%
Basic Materials	1.2%
Technology	1.0%
Other	0.1%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	49.2%
1 to 3 Years	33.8%
3 to 5 Years	17.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFEQX

DFA Short-Term Government Portfolio
DFFGX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Short-Term Government Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,678,765
Number of Holdings	26
Portfolio Turnover Rate	20%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
U.S. Government	100.0%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	88.5%
1 to 3 Years	11.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFFGX

DFA Short-Term Municipal Bond Portfolio
DFSMX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,462,620
Number of Holdings	552
Portfolio Turnover Rate	93%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	51.6%
School District	19.8%
General	8.5%
Transportation	5.0%
Higher Education	4.2%
Water	3.6%
Medical	2.2%
Power	1.6%
Education	1.5%
Airport	0.7%
Utilities	0.6%
Development	0.3%
Other	0.2%
Housing	0.1%
Facilities	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	62.1%
1 to 3 Years	18.3%
3 to 5 Years	5.2%
5 to 10 Years	9.6%
Greater than 10 Years	4.8%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFSMX

DFA Short-Term Selective State Municipal Bond Portfolio
DFABX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Short-Term Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.25%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$187,136
Number of Holdings	325
Portfolio Turnover Rate	110%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
General Obligation	35.7%
School District	24.0%
General	9.8%
Medical	7.2%
Water	5.3%
Higher Education	5.1%
Transportation	4.2%
Education	2.7%
Power	2.3%
Utilities	2.1%
Airport	1.1%
Other	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	54.0%
1 to 3 Years	21.9%
3 to 5 Years	5.6%
5 to 10 Years	10.3%
Greater than 10 Years	8.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFABX

DFA Social Fixed Income Portfolio
DSFIX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Social Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$634,305
Number of Holdings	433
Portfolio Turnover Rate	14%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
U.S. Government	47.0%
Financials	20.1%
Communications	6.2%
Consumer, Cyclical	5.1%
Foreign Government	4.5%
Consumer, Non-cyclical	4.1%
Energy	3.5%
Technology	3.3%
Industrials	2.6%
Basic Materials	2.0%
Utilities	1.2%
Other	0.4%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	9.5%
1 to 3 Years	10.6%
3 to 5 Years	17.1%
5 to 10 Years	27.5%
Greater than 10 Years	35.3%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DSFIX

DFA Targeted Credit Portfolio
DTCPX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Targeted Credit Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$848,409
Number of Holdings	408
Portfolio Turnover Rate	35%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Financials	37.1%
Consumer, Cyclical	13.8%
Consumer, Non-cyclical	13.7%
Utilities	7.9%
Industrials	7.9%
U.S. Government	5.8%
Energy	3.8%
Basic Materials	3.5%
Technology	3.4%
Communications	2.2%
Other	0.7%
Foreign Government	0.2%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	42.4%
1 to 3 Years	32.3%
3 to 5 Years	25.3%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DTCPX

DFA Two-Year Global Fixed Income Portfolio
DFGFX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA Two-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.16%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,471,969
Number of Holdings	255
Portfolio Turnover Rate	22%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Foreign Government	41.1%
Financials	29.1%
U.S. Government	27.6%
Energy	1.6%
Consumer, Cyclical	0.3%
Consumer, Non-cyclical	0.3%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	70.5%
1 to 3 Years	29.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFGFX

DFA World ex U.S. Government Fixed Income Portfolio
DWFIX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the DFA World ex U.S. Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$946,426
Number of Holdings	65
Portfolio Turnover Rate	18%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Foreign Government	86.7%
Government Related	13.3%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
1 to 3 Years	1.4%
3 to 5 Years	2.4%
5 to 10 Years	72.4%
Greater than 10 Years	23.8%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DWFIX

Dimensional Retirement Income Fund
TDIFX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$58,457
Number of Holdings	7
Portfolio Turnover Rate	15%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	48.3%
DFA One-Year Fixed Income Portfolio	31.8%
U.S. Large Company Portfolio	7.1%
U.S. Core Equity 1 Portfolio	7.1%
Large Cap International Portfolio	2.7%
Emerging Markets Core Equity 2 Portfolio	1.7%
International Core Equity 2 Portfolio	1.3%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-TDIFX

Dimensional 2015 Target Date Retirement Income Fund
DRIQX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional 2015 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$24,070
Number of Holdings	7
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	74.6%
U.S. Large Company Portfolio	8.6%
U.S. Core Equity 1 Portfolio	8.6%
Large Cap International Portfolio	3.3%
Emerging Markets Core Equity 2 Portfolio	2.1%
International Core Equity 2 Portfolio	1.7%
DFA LTIP Portfolio	1.1%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DRIQX

Dimensional 2020 Target Date Retirement Income Fund
DRIRX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$67,073
Number of Holdings	7
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	65.4%
DFA LTIP Portfolio	10.1%
U.S. Large Company Portfolio	8.7%
U.S. Core Equity 1 Portfolio	8.6%
Large Cap International Portfolio	3.4%
Emerging Markets Core Equity 2 Portfolio	2.1%
International Core Equity 2 Portfolio	1.7%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DRIRX

Dimensional 2025 Target Date Retirement Income Fund
DRIUX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional 2025 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.16%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$125,282
Number of Holdings	7
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	56.7%
DFA LTIP Portfolio	18.4%
U.S. Large Company Portfolio	8.8%
U.S. Core Equity 1 Portfolio	8.8%
Large Cap International Portfolio	3.4%
Emerging Markets Core Equity 2 Portfolio	2.2%
International Core Equity 2 Portfolio	1.7%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DRIUX

Dimensional 2030 Target Date Retirement Income Fund
DRIWX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional 2030 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.17%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$166,199
Number of Holdings	9
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
DFA LTIP Portfolio	29.4%
DFA Inflation-Protected Securities Portfolio	27.9%
U.S. Large Company Portfolio	13.5%
U.S. Core Equity 1 Portfolio	13.4%
Large Cap International Portfolio	5.1%
Emerging Markets Core Equity 2 Portfolio	3.3%
International Core Equity 2 Portfolio	2.6%
DFA Short-Term Extended Quality Portfolio	2.4%
DFA Two-Year Global Fixed Income Portfolio	2.4%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DRIWX

Dimensional 2035 Target Date Retirement Income Fund
DRIGX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional 2035 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.17%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$185,232
Number of Holdings	9
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
DFA LTIP Portfolio	30.5%
U.S. Large Company Portfolio	18.2%
U.S. Core Equity 1 Portfolio	18.2%
DFA Inflation-Protected Securities Portfolio	8.0%
Large Cap International Portfolio	7.1%
DFA Two-Year Global Fixed Income Portfolio	5.0%
DFA Short-Term Extended Quality Portfolio	5.0%
Emerging Markets Core Equity 2 Portfolio	4.5%
International Core Equity 2 Portfolio	3.5%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DRIGX

Dimensional 2040 Target Date Retirement Income Fund
DRIHX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional 2040 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$193,450
Number of Holdings	8
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Large Company Portfolio	23.0%
U.S. Core Equity 1 Portfolio	23.0%
DFA LTIP Portfolio	20.0%
Large Cap International Portfolio	8.9%
DFA Short-Term Extended Quality Portfolio	7.5%
DFA Two-Year Global Fixed Income Portfolio	7.5%
Emerging Markets Core Equity 2 Portfolio	5.7%
International Core Equity 2 Portfolio	4.4%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DRIHX

Dimensional 2045 Target Date Retirement Income Fund
DRIIX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional 2045 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$193,107
Number of Holdings	8
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Large Company Portfolio	27.7%
U.S. Core Equity 1 Portfolio	27.7%
Large Cap International Portfolio	10.7%
DFA Two-Year Global Fixed Income Portfolio	10.4%
DFA Short-Term Extended Quality Portfolio	10.4%
Emerging Markets Core Equity 2 Portfolio	6.7%
International Core Equity 2 Portfolio	5.3%
DFA LTIP Portfolio	1.1%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DRIIX

Dimensional 2050 Target Date Retirement Income Fund
DRIJX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional 2050 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.19%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$168,009
Number of Holdings	7
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Large Company Portfolio	32.7%
U.S. Core Equity 1 Portfolio	32.4%
Large Cap International Portfolio	12.6%
Emerging Markets Core Equity 2 Portfolio	8.0%
International Core Equity 2 Portfolio	6.3%
DFA Short-Term Extended Quality Portfolio	4.0%
DFA Two-Year Global Fixed Income Portfolio	4.0%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DRIJX

Dimensional 2055 Target Date Retirement Income Fund
DRIKX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional 2055 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$114,869
Number of Holdings	7
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Large Company Portfolio	33.7%
U.S. Core Equity 1 Portfolio	33.5%
Large Cap International Portfolio	13.0%
Emerging Markets Core Equity 2 Portfolio	8.3%
International Core Equity 2 Portfolio	6.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DRIKX

Dimensional 2060 Target Date Retirement Income Fund
DRILX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional 2060 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$94,376
Number of Holdings	7
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Large Company Portfolio	33.6%
U.S. Core Equity 1 Portfolio	33.5%
Large Cap International Portfolio	13.1%
Emerging Markets Core Equity 2 Portfolio	8.3%
International Core Equity 2 Portfolio	6.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DRILX

Dimensional 2065 Target Date Retirement Income Fund
DTDRX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional 2065 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$32,720
Number of Holdings	7
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Large Company Portfolio	33.6%
U.S. Core Equity 1 Portfolio	33.6%
Large Cap International Portfolio	13.0%
Emerging Markets Core Equity 2 Portfolio	8.3%
International Core Equity 2 Portfolio	6.5%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DTDRX

Dimensional 2070 Target Date Retirement Income Fund
DFARX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional 2070 Target Date Retirement Income Fund (the “Portfolio”) for the period of January 2, 2025 (date of the Fund’s inception) to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$7[1]	0.21%2,[3]
1	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amounts shown.
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$10
Number of Holdings	7
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	33.5%
U.S. Large Company Portfolio	32.5%
Large Cap International Portfolio	13.0%
Emerging Markets Core Equity 2 Portfolio	8.7%
International Core Equity 2 Portfolio	6.9%
DFA Two-Year Global Fixed Income Portfolio	2.7%
DFA Short-Term Extended Quality Portfolio	2.7%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFARX

Emerging Markets Social Core Equity Portfolio
DFESX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Emerging Markets Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.44%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,566,212
Number of Holdings	6,087
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Tencent Holdings Ltd.	3.6%
Samsung Electronics Co. Ltd.	1.9%
Alibaba Group Holding Ltd.	1.8%
HDFC Bank Ltd.	1.0%
SK Hynix, Inc.	0.8%
PDD Holdings, Inc.	0.8%
Infosys Ltd.	0.7%
Meituan B	0.6%
China Construction Bank Corp. H	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	25.7%
Taiwan	19.6%
India	19.0%
South Korea	10.5%
Saudi Arabia	3.4%
South Africa	3.2%
Brazil	3.1%
Mexico	2.2%
United Arab Emirates	1.6%
Malaysia	1.5%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFESX

Emerging Markets Sustainability Core 1 Portfolio
DESIX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Emerging Markets Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.43%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,073,776
Number of Holdings	5,265
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Tencent Holdings Ltd.	3.8%
Alibaba Group Holding Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.2%
Xiaomi Corp. B	0.8%
PDD Holdings, Inc.	0.7%
Meituan B	0.7%
MediaTek, Inc.	0.6%
China Construction Bank Corp. H	0.6%
ICICI Bank Ltd.	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	27.4%
India	18.7%
Taiwan	18.2%
South Korea	11.8%
Brazil	4.1%
Saudi Arabia	3.2%
South Africa	2.5%
Mexico	2.2%
United Arab Emirates	1.9%
Hong Kong	1.5%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DESIX

Global Social Core Equity Portfolio
DGBEX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Global Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.34%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$60,952
Number of Holdings	3
Portfolio Turnover Rate	2%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Social Core Equity 2 Portfolio	61.3%
International Social Core Equity Portfolio	27.2%
Emerging Markets Social Core Equity Portfolio	11.5%
Excludes cash investments, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DGBEX

International Large Cap Growth Portfolio
DILRX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the International Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.26%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$988,284
Number of Holdings	419
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Roche Holding AG	3.2%
Nestle SA	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Sony Group Corp.	2.2%
Rheinmetall AG	2.0%
ASML Holding NV	1.9%
Deutsche Boerse AG	1.6%
Novo Nordisk AS B	1.5%
SAP SE	1.4%
Safran SA	1.4%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	21.5%
United Kingdom	12.5%
Germany	11.0%
Canada	10.7%
Switzerland	8.3%
France	8.0%
Australia	6.2%
Netherlands	5.8%
Sweden	3.1%
Spain	2.5%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DILRX

International Small Cap Growth Portfolio
DISMX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the International Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$262,479
Number of Holdings	1,262
Portfolio Turnover Rate	9%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Belimo Holding AG	1.0%
GEA Group AG	0.8%
Babcock International Group PLC	0.8%
CTS Eventim AG & Co. KGaA	0.7%
Games Workshop Group PLC	0.7%
Siegfried Holding AG	0.7%
Orion OYJ B	0.7%
SPIE SA	0.6%
Gaztransport Et Technigaz SA	0.6%
ANDRITZ AG	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	23.4%
United Kingdom	12.2%
Canada	11.3%
Switzerland	8.0%
Australia	6.3%
Germany	6.2%
France	4.7%
Italy	4.6%
Finland	3.1%
Denmark	3.0%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DISMX

International Social Core Equity Portfolio
DSCLX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the International Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.25%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,644,979
Number of Holdings	4,044
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Deutsche Telekom AG	0.9%
Royal Bank of Canada	0.7%
ASML Holding NV	0.7%
Sony Group Corp.	0.6%
BASF SE	0.6%
Banco Bilbao Vizcaya Argentaria SA	0.5%
HSBC Holdings PLC	0.5%
LVMH Moet Hennessy Louis Vuitton SE	0.5%
Deutsche Post AG	0.5%
Swiss Re AG	0.4%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	23.4%
Canada	11.3%
United Kingdom	10.7%
Germany	9.3%
France	7.0%
Switzerland	6.0%
Australia	5.6%
Netherlands	4.8%
Sweden	3.6%
Spain	3.4%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DSCLX

International Sustainability Core 1 Portfolio
DFSPX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the International Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,708,983
Number of Holdings	3,767
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
ASML Holding NV	1.2%
Novo Nordisk AS B	1.2%
Roche Holding AG	1.1%
Novartis AG	1.1%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
Toyota Motor Corp.	0.8%
Sony Group Corp.	0.7%
Unilever PLC	0.7%
AstraZeneca PLC	0.7%
SAP SE	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	19.8%
United Kingdom	13.0%
Canada	10.0%
Germany	8.6%
Switzerland	8.4%
France	8.1%
Netherlands	6.2%
Australia	5.1%
Sweden	4.1%
Spain	3.3%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFSPX

U.S. Large Cap Growth Portfolio
DUSLX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the U.S. Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,421,910
Number of Holdings	107
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.4%
NVIDIA Corp.	5.5%
Microsoft Corp.	5.5%
Eli Lilly & Co.	5.1%
Mastercard, Inc. A	4.9%
Visa, Inc. A	4.8%
Meta Platforms, Inc. A	4.3%
AbbVie, Inc.	4.0%
Home Depot, Inc.	4.0%
Costco Wholesale Corp.	2.9%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	29.0%
Industrials	14.1%
Health Care	13.5%
Consumer Staples	12.3%
Financials	11.8%
Consumer Discretionary	11.0%
Communication Services	4.4%
Energy	1.9%
Utilities	1.4%
Materials	0.6%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DUSLX

U.S. Small Cap Growth Portfolio
DSCGX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the U.S. Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.31%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,397,264
Number of Holdings	537
Portfolio Turnover Rate	10%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Sprouts Farmers Market, Inc.	1.5%
Encompass Health Corp.	0.8%
Somnigroup International, Inc.	0.7%
Murphy USA, Inc.	0.7%
Carpenter Technology Corp.	0.7%
Hasbro, Inc.	0.7%
Kyndryl Holdings, Inc.	0.6%
Applied Industrial Technologies, Inc.	0.6%
FTAI Aviation Ltd.	0.6%
Chemed Corp.	0.6%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Industrials	27.6%
Consumer Discretionary	16.9%
Information Technology	14.2%
Health Care	12.4%
Financials	10.8%
Materials	8.0%
Consumer Staples	5.5%
Energy	2.2%
Communication Services	2.1%
Real Estate	0.3%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DSCGX

U.S. Social Core Equity 2 Portfolio
DFUEX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the U.S. Social Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,775,240
Number of Holdings	2,104
Portfolio Turnover Rate	6%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.0%
Microsoft Corp.	5.3%
NVIDIA Corp.	5.2%
Meta Platforms, Inc. A	2.8%
Amazon.com, Inc.	2.2%
Alphabet, Inc. A	1.4%
JPMorgan Chase & Co.	1.3%
Alphabet, Inc. C	1.2%
Visa, Inc. A	1.2%
Mastercard, Inc. A	0.9%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	27.9%
Financials	19.7%
Industrials	13.8%
Consumer Discretionary	11.3%
Communication Services	9.3%
Consumer Staples	6.2%
Health Care	4.7%
Materials	3.5%
Energy	2.0%
Utilities	1.1%
Real Estate	0.5%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFUEX

U.S. Sustainability Core 1 Portfolio
DFSIX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the U.S. Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$8	0.17%[1]
1	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$7,054,332
Number of Holdings	1,977
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.1%
NVIDIA Corp.	5.2%
Meta Platforms, Inc. A	3.2%
Amazon.com, Inc.	2.5%
Microsoft Corp.	2.4%
JPMorgan Chase & Co.	1.7%
Alphabet, Inc. A	1.7%
Alphabet, Inc. C	1.4%
Eli Lilly & Co.	1.4%
Broadcom, Inc.	1.4%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Information Technology	24.2%
Financials	18.4%
Industrials	13.0%
Consumer Discretionary	11.8%
Health Care	11.7%
Communication Services	9.6%
Consumer Staples	6.0%
Materials	2.6%
Energy	1.5%
Utilities	0.8%
Real Estate	0.4%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DFSIX

U.S. Sustainability Targeted Value Portfolio
DAABX | Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.34%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$421,612
Number of Holdings	1,162
Portfolio Turnover Rate	9%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
J.M. Smucker Co.	0.8%
Molson Coors Beverage Co. B	0.7%
Toll Brothers, Inc.	0.7%
TD SYNNEX Corp.	0.6%
Tenet Healthcare Corp.	0.6%
Viatris, Inc.	0.6%
Aptiv PLC	0.6%
Twilio, Inc. A	0.5%
Ally Financial, Inc.	0.5%
WESCO International, Inc.	0.5%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	30.4%
Industrials	17.4%
Consumer Discretionary	17.0%
Information Technology	9.0%
Health Care	8.1%
Consumer Staples	4.9%
Communication Services	4.7%
Materials	3.7%
Energy	3.1%
Real Estate	1.2%
Utilities	0.5%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DAABX

Dimensional VA Equity Allocation Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional VA Equity Allocation Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.31%1,2,[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$191,245
Number of Holdings	10
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	28.3%
U.S. Large Company Portfolio	22.7%
Dimensional VA U.S. Targeted Value Portfolio	12.7%
International Core Equity 2 Portfolio	12.4%
Emerging Markets Core Equity 2 Portfolio	8.1%
Dimensional VA U.S. Large Value Portfolio	7.0%
Dimensional VA International Small Portfolio	3.9%
Dimensional VA International Value Portfolio	2.9%
DFA Real Estate Securities Portfolio	1.5%
DFA International Real Estate Securities Portfolio	0.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-VAEA

Dimensional VA Global Bond Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional VA Global Bond Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$333,743
Number of Holdings	218
Portfolio Turnover Rate	19%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
Foreign Government	60.8%
Financials	24.5%
U.S. Government	13.6%
Energy	0.8%
Consumer, Non-cyclical	0.3%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	57.0%
1 to 3 Years	28.1%
3 to 5 Years	14.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-VAGB

Dimensional VA Global Moderate Allocation Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional VA Global Moderate Allocation Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.28%1,2,[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
3	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$234,228
Number of Holdings	12
Portfolio Turnover Rate	3%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 2 Portfolio	32.5%
Dimensional VA Global Bond Portfolio	12.4%
DFA Selectively Hedged Global Fixed Income Portfolio	12.4%
U.S. Core Equity 1 Portfolio	11.6%
International Core Equity 2 Portfolio	11.1%
Emerging Markets Core Equity 2 Portfolio	5.1%
DFA Two-Year Global Fixed Income Portfolio	5.0%
Dimensional VA Short-Term Fixed Portfolio	5.0%
Dimensional VA U.S. Large Value Portfolio	2.3%
Dimensional VA International Value Portfolio	1.3%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-VAGMA

Dimensional VA International Small Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional VA International Small Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.39%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$327,536
Number of Holdings	3,644
Portfolio Turnover Rate	8%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Banco de Sabadell SA	0.5%
Unipol Assicurazioni SpA	0.5%
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.4%
Banca Monte dei Paschi di Siena SpA	0.4%
Swissquote Group Holding SA	0.4%
BPER Banca SpA	0.4%
Belimo Holding AG	0.4%
LEG Immobilien SE	0.4%
PSP Swiss Property AG	0.3%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	23.0%
United Kingdom	12.0%
Canada	10.5%
Switzerland	8.0%
Germany	6.5%
Australia	6.1%
France	5.3%
Italy	4.7%
Sweden	3.1%
Spain	2.8%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-VAIS

Dimensional VA International Value Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional VA International Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.27%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$555,494
Number of Holdings	505
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Shell PLC	3.6%
TotalEnergies SE	2.4%
HSBC Holdings PLC	1.7%
Zurich Insurance Group AG	1.6%
Banco Santander SA	1.6%
Cie de Saint-Gobain SA	1.4%
Novartis AG	1.1%
Koninklijke Ahold Delhaize NV	1.1%
Mitsubishi UFJ Financial Group, Inc.	1.0%
Toronto-Dominion Bank	1.0%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
Japan	20.9%
United Kingdom	12.9%
France	10.7%
Canada	10.4%
Switzerland	9.5%
Germany	9.0%
Australia	5.8%
Netherlands	4.1%
Spain	3.0%
Denmark	2.8%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-VAIV

Dimensional VA Short-Term Fixed Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional VA Short-Term Fixed Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$390,915
Number of Holdings	169
Portfolio Turnover Rate	26%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
U.S. Government	60.2%
Financials	23.1%
Foreign Government	13.4%
Energy	1.7%
Government	1.1%
Consumer, Cyclical	0.5%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
Less than 1 Year	72.0%
1 to 3 Years	28.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-VASTF

Dimensional VA U.S. Large Value Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional VA U.S. Large Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.21%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$615,817
Number of Holdings	387
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
Exxon Mobil Corp.	3.8%
Berkshire Hathaway, Inc. B	2.7%
Johnson & Johnson	2.2%
UnitedHealth Group, Inc.	2.2%
Chevron Corp.	1.7%
AT&T, Inc.	1.7%
Verizon Communications, Inc.	1.6%
Wells Fargo & Co.	1.3%
Cisco Systems, Inc.	1.3%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	24.5%
Health Care	15.3%
Industrials	14.4%
Energy	11.4%
Information Technology	8.5%
Communication Services	7.7%
Materials	7.7%
Consumer Staples	5.3%
Consumer Discretionary	4.8%
Real Estate	0.3%
Utilities	0.1%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-VAUSLV

Dimensional VA U.S. Targeted Value Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional VA U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.28%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$622,806
Number of Holdings	1,353
Portfolio Turnover Rate	14%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Molson Coors Beverage Co. B	0.6%
Ally Financial, Inc.	0.6%
U.S. Steel Corp.	0.6%
TD SYNNEX Corp.	0.6%
First Horizon Corp.	0.5%
SouthState Corp.	0.5%
Liberty Broadband Corp. C	0.5%
WESCO International, Inc.	0.5%
Ingredion, Inc.	0.5%
Lithia Motors, Inc.	0.4%
Excludes short-term investments and collateral for loaned securities, if any.

Sector Allocation (% of Total Investments)
Financials	29.7%
Industrials	15.3%
Consumer Discretionary	13.9%
Energy	8.6%
Health Care	6.8%
Materials	6.8%
Consumer Staples	6.7%
Information Technology	6.5%
Communication Services	4.2%
Real Estate	1.1%
Utilities	0.4%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-VAUSTV

Dimensional VIT Inflation-Protected Securities Portfolio
Institutional
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional VIT Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.11%1,[2]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
2	Annualized
KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$208,758
Number of Holdings	20
Portfolio Turnover Rate	5%
WHAT DID THE Portfolio INVEST IN? (as of April 30, 2025)

Sector Allocation (% of Total Investments)
U.S. Government	100.0%
Excludes cash investments and collateral for loaned securities, if any.

Maturity Allocation (% of Total Investments)
3 to 5 Years	42.1%
5 to 10 Years	40.9%
Greater than 10 Years	17.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-VAVIT

(b)  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.
(a)	Please see the Schedules of Investments contained in the Semi-Annual Financial Statements & Other Information included under Item 7 of this Report.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Please see Financial Statements included below.

(b) Please see Financial Highlights included below.

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2025 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Global Core Plus Fixed Income Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Global Core Plus Real Return Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollars

Investment Footnotes
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2025.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

∞	Rates reflect the effective yields at purchase date.
Ɏ	Represents 7 Day subsidized yield as of April 30, 2025
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
#	Total or Partial Securities on Loan.
Δ	Zero Coupon Security.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Ʊ	Commencement of Operations

2

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.115%, FRN
(r)	4.475%, 02/10/27	16,300	$16,304,580
BONDS — (13.9%)
Asian Development Bank
	2.875%, 05/06/25	3,800	3,799,076
	4.625%, 06/13/25	34,965	34,968,388
Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.368%, 06/16/26	2,503	2,523,800
Asian Infrastructure Investment Bank
	0.500%, 05/28/25	25,396	25,320,599
	3.375%, 06/29/25	1,250	1,247,721
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.931%, 03/18/26	22,007	22,020,637
Australia & New Zealand Banking Group Ltd., SOFR + 0.640%, FRN
(r)	5.018%, 10/03/25	3,766	3,767,540
Australia & New Zealand Banking Group Ltd., SOFR + 0.750%, FRN
(r)Ω	5.128%, 07/03/25	19,780	19,796,561
(r)	5.128%, 07/03/25	3,000	3,002,512
Bank of America NA
	5.650%, 08/18/25	3,289	3,297,101
Caisse d'Amortissement de la Dette Sociale
	3.000%, 05/17/25	706	705,505
CDP Financial, Inc.
	0.875%, 06/10/25	5,100	5,079,953
Ω	0.875%, 06/10/25	250	249,017
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	4.762%, 05/19/25	43,150	43,154,099
(r)	4.762%, 05/19/25	13,200	13,201,254
Chevron Corp.
	1.554%, 05/11/25	480	479,526
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.724%, 02/26/27	19,870	19,827,347
		Face Amount	Value†
		(000)

	Commonwealth Bank of Australia, SOFR + 0.400%, FRN
(r)Ω	4.777%, 07/07/25	35,471	$35,478,786
	Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	4.998%, 09/12/25	60,406	60,468,142
(r)	4.998%, 09/12/25	5,600	5,605,761
	Cooperatieve Rabobank UA
	5.500%, 07/18/25	4,400	4,407,849
	Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.985%, 08/28/26	27,450	27,482,145
	Cooperatieve Rabobank UA, SOFR + 0.700%, FRN
(r)	5.077%, 07/18/25	31,807	31,835,822
	Council of Europe Development Bank
	3.000%, 06/16/25	3,100	3,094,027
	CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.617%, 03/11/26	17,975	18,126,709
	DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)	4.977%, 09/12/25	794	794,397
	Finnvera OYJ
	2.375%, 06/04/25	3,600	3,593,045
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.538%, 09/16/26	800	799,040
	Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	4.657%, 04/12/27	9,000	9,000,450
	International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	4.793%, 02/23/27	3,249	3,251,339

3

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.747%, 01/12/27	27,400	$27,453,723
	International Finance Corp.
	0.375%, 07/16/25	2,640	2,617,306
	JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.003%, 04/29/26	10,000	9,985,246
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.367%, 12/08/26	2,500	2,513,115
	Kreditanstalt fuer Wiederaufbau
	2.000%, 05/02/25	741	740,958
	3.125%, 06/10/25	15,300	15,277,060
	0.375%, 07/18/25	7,900	7,832,071
	Landwirtschaftliche Rentenbank
	0.500%, 05/27/25	12,416	12,380,542
	Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.549%, 10/30/26	3,400	3,420,230
	National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.018%, 12/10/25	21,160	21,192,637
	National Australia Bank Ltd., SOFR + 0.760%, FRN
(r)Ω	5.121%, 05/13/25	11,110	11,111,855
	Province of Alberta
	1.000%, 05/20/25	7,200	7,186,864
	Province of Quebec
	0.600%, 07/23/25	7,400	7,334,022
	Skandinaviska Enskilda Banken AB
	0.850%, 09/02/25	3,800	3,756,333
	Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.619%, 06/15/26	9,792	9,851,583
	Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.812%, 04/28/27	9,000	9,013,410
	Wells Fargo Bank NA
	5.550%, 08/01/25	3,500	3,505,712
	Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.797%, 04/16/26	25,500	25,491,624
	Face Amount	Value†
	(000)

Westpac Banking Corp., SOFR + 0.460%, FRN
(r) 4.838%, 10/20/26	53,600	$53,598,338
Westpac Banking Corp., SOFR + 0.720%, FRN
(r) 5.084%, 11/17/25	25,000	25,043,298
TOTAL BONDS		665,684,075
U.S. TREASURY OBLIGATIONS — (27.1%)
U.S. Treasury Bills
∞ 4.239%, 05/20/25	45,000	44,899,419
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r) 4.343%, 01/31/27	83,000	82,954,663
U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r) 4.370%, 07/31/25	371,500	371,506,613
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 4.395%, 04/30/26	145,542	145,568,425
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 4.405%, 04/30/27	133,400	133,436,179
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 4.415%, 10/31/25	349,500	349,621,465
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r) 4.450%, 10/31/26	45,000	45,040,482
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.490%, 01/31/26	125,000	125,145,800
TOTAL U.S. TREASURY OBLIGATIONS		1,298,173,046

COMMERCIAL PAPER — (53.7%)
Alphabet, Inc.
Ω	4.330%, 06/13/25	14,400	14,323,804
Apple, Inc.
Ω	4.310%, 05/27/25	2,000	1,993,532
Ω	4.320%, 06/04/25	25,000	24,895,080
Ω	4.320%, 06/06/25	13,000	12,942,342
Ω	4.310%, 06/09/25	23,000	22,889,770

4

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Australia & New Zealand Banking Group Ltd.
Ω	4.350%, 07/22/25	20,500	$20,297,743
Ω	4.330%, 08/06/25	9,000	8,895,679
Ω	4.360%, 07/09/25	15,000	14,874,681
Ω	4.350%, 07/28/25	10,000	9,894,403
Bank of Montreal
	4.350%, 06/05/25	6,793	6,763,450
Caisse d'Amortissement de la Dette Sociale
Ω	4.320%, 05/02/25	18,000	17,995,676
Ω	4.330%, 06/05/25	45,000	44,805,330
Caisse des Depots et Consignations
Ω	4.310%, 05/02/25	13,725	13,721,711
Ω	4.320%, 05/08/25	5,750	5,744,479
Ω	4.350%, 06/05/25	5,000	4,978,270
Ω	4.350%, 06/12/25	9,000	8,953,205
Ω	4.350%, 07/21/25	10,000	9,900,628
Ω	4.350%, 07/24/25	2,500	2,474,254
Ω	4.350%, 07/25/25	23,000	22,760,370
Ω	4.350%, 07/30/25	25,000	24,724,525
Canadian Imperial Bank of Commerce
Ω	4.350%, 08/05/25	25,000	24,706,300
CDP Financial, Inc.
Ω	4.360%, 06/30/25	34,500	34,244,555
Ω	4.320%, 05/05/25	9,000	8,994,501
Ω	4.320%, 05/13/25	22,000	21,965,638
Chevron Corp.
Ω	4.310%, 07/09/25	2,070	2,052,625
Ω	4.240%, 08/27/25	35,000	34,506,388
Cisco Systems, Inc.
Ω	4.280%, 07/28/25	25,000	24,734,793
Ω	4.270%, 08/08/25	16,000	15,809,408
Commonwealth Bank of Australia
Ω	4.330%, 05/05/25	10,000	9,994,010
DBS Bank Ltd.
Ω	4.310%, 05/02/25	27,000	26,993,531
Ω	4.330%, 05/15/25	38,000	37,931,490
Ω	4.330%, 05/19/25	10,000	9,977,146
Ω	4.330%, 05/23/25	35,000	34,903,088
Ω	4.360%, 06/23/25	15,000	14,901,765
Ω	4.340%, 08/12/25	10,000	9,872,820
DNB Bank ASA
Ω	4.300%, 05/19/25	5,000	4,988,652
Ω	4.300%, 05/29/25	5,017	4,999,641
Ω	4.310%, 06/13/25	25,000	24,868,297
Ω	4.310%, 06/16/25	25,000	24,859,207
Ω	4.310%, 06/23/25	45,000	44,708,301
Ω	4.320%, 07/15/25	22,000	21,798,880
Ω	4.320%, 07/18/25	10,000	9,904,964
		Face Amount	Value†
		(000)
Equinor ASA
Ω	4.380%, 06/30/25	36,000	$35,732,228
Ω	4.360%, 05/14/25	39,000	38,933,934
Erste Abwicklungsanstalt
Ω	4.330%, 05/22/25	20,000	19,947,054
Ω	4.330%, 06/03/25	22,000	21,910,005
Ω	4.330%, 06/13/25	5,000	4,973,511
Ω	4.340%, 06/24/25	17,000	16,887,151
Ω	4.330%, 05/29/25	25,000	24,912,795
Ω	4.360%, 06/30/25	5,000	4,963,149
European Investment Bank
	4.290%, 06/23/25	25,000	24,839,050
	4.290%, 06/24/25	45,585	45,285,880
	4.290%, 07/17/25	23,000	22,786,116
Export Development Canada
	4.280%, 05/06/25	10,000	9,992,869
Hydro-Quebec
Ω	4.300%, 05/20/25	26,800	26,736,042
Ω	4.270%, 05/01/25	25,000	24,997,027
Johnson & Johnson
Ω	4.290%, 05/02/25	14,000	13,996,661
Ω	4.330%, 06/25/25	5,250	5,214,557
Ω	4.330%, 07/03/25	9,000	8,930,667
Kreditanstalt fuer Wiederaufbau
Ω	4.300%, 05/06/25	30,000	29,978,499
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.320%, 05/13/25	11,000	10,982,830
Ω	4.340%, 06/12/25	15,000	14,922,266
Ω	4.340%, 06/16/25	9,000	8,949,005
Ω	4.340%, 06/17/25	12,550	12,477,377
Ω	4.340%, 06/18/25	6,750	6,710,126
Ω	4.330%, 07/11/25	40,000	39,652,800
Ω	4.330%, 07/17/25	45,250	44,824,501
Macquarie Bank Ltd.
Ω	4.420%, 07/24/25	4,000	3,958,208
Ω	, 05/01/25	43,500	43,494,719
National Securities Clearing Corp.
Ω	4.360%, 06/16/25	10,000	9,943,117
Ω	4.330%, 05/23/25	16,500	16,454,313
Ω	4.350%, 06/05/25	24,950	24,841,567
Ω	4.360%, 06/26/25	5,000	4,965,428
Ω	4.360%, 07/16/25	25,000	24,766,630
Ω	4.290%, 07/25/25	11,000	10,883,378
Nederlandse Waterschapsbank NV
Ω	4.330%, 05/06/25	15,000	14,989,179
Ω	4.280%, 07/31/25	12,000	11,868,328
Nestle Finance International Ltd.
Ω	4.270%, 05/27/25	17,000	16,944,087

5

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Ω	4.280%, 05/29/25	30,000	$29,896,443
Ω	4.300%, 06/11/25	7,000	6,964,900
Ω	4.310%, 06/25/25	22,000	21,849,740
Novartis Finance Corp.
Ω	4.320%, 06/03/25	34,000	33,861,110
Ω	4.330%, 05/13/25	9,000	8,985,936
Ω	4.330%, 06/05/25	5,000	4,978,360
Ω	4.340%, 06/23/25	15,000	14,902,350
NRW Bank
Ω	4.260%, 05/07/25	17,200	17,185,748
Ω	4.240%, 05/27/25	26,400	26,316,048
Ω	4.240%, 05/28/25	16,000	15,947,235
Ω	4.240%, 06/05/25	20,000	19,915,200
Ω	4.240%, 06/16/25	55,000	54,695,542
Oesterreichische Kontrollbank AG
	4.290%, 05/15/25	9,000	8,983,925
Ontario Teachers' Finance Trust
Ω	4.340%, 06/04/25	20,000	19,915,514
Procter & Gamble Co.
Ω	4.240%, 06/10/25	23,000	22,888,988
Ω	4.290%, 07/15/25	30,000	29,728,005
Province of British Columbia
	4.310%, 05/06/25	18,000	17,987,074
Province of Ontario
	4.320%, 05/27/25	23,800	23,722,912
	4.320%, 05/28/25	24,000	23,919,377
	4.310%, 05/12/25	37,000	36,946,816
Province of Quebec
Ω	4.310%, 07/14/25	25,000	24,775,260
Ω	4.370%, 07/16/25	44,000	43,584,244
PSP Capital, Inc.
Ω	4.320%, 05/05/25	7,000	6,995,803
Ω	4.290%, 05/21/25	10,000	9,975,021
Ω	4.330%, 06/16/25	13,000	12,926,584
Ω	4.320%, 05/16/25	16,000	15,969,343
Ω	4.310%, 05/30/25	11,000	10,960,491
Ω	4.320%, 07/07/25	24,250	24,051,785
Ω	4.310%, 07/17/25	10,000	9,906,313
Ω	4.300%, 08/06/25	34,250	33,847,843
Queensland Treasury Corp.
	4.310%, 07/24/25	15,000	14,846,942
	4.300%, 08/05/25	39,000	38,547,144
Royal Bank of Canada
Ω	4.330%, 07/14/25	21,000	20,810,345
		Face Amount	Value†
		(000)
Ω	4.330%, 07/15/25	23,000	$22,789,626
Ω	4.320%, 07/16/25	25,000	24,768,447
Ω	4.320%, 07/17/25	25,000	24,765,568
Sanofi SA
Ω	4.340%, 06/11/25	58,200	57,905,450
Siemens Capital Co. LLC
Ω	4.280%, 05/16/25	25,000	24,952,400
Svensk Exportkredit AB
	4.310%, 05/08/25	63,000	62,939,709
	4.300%, 06/13/25	31,000	30,837,104
	4.300%, 06/16/25	10,000	9,943,861
	4.290%, 06/25/25	30,000	29,799,333
Svenska Handelsbanken AB
Ω	4.320%, 07/29/25	50,000	49,458,470
Toronto-Dominion Bank
Ω	4.410%, 06/25/25	27,000	26,814,262
United Overseas Bank Ltd.
Ω	4.370%, 06/24/25	25,000	24,832,900
Ω	4.370%, 07/09/25	25,000	24,787,245
Walmart, Inc.
Ω	4.330%, 06/18/25	11,500	11,432,224
TOTAL COMMERCIAL PAPER (Cost $2,577,340,673)			2,577,004,926
TOTAL INVESTMENT SECURITIES (Cost $4,556,980,387)			4,557,166,627

		Shares
TEMPORARY CASH INVESTMENTS — (5.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	241,225,152	241,225,152
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	2	25
TOTAL INVESTMENTS — (100.0%)
(Cost $4,798,205,564)			$4,798,391,804

6

DFA One-Year Fixed Income Portfolio
CONTINUED
As of April 30, 2025, the value of Rule 144A securities amounted to $2,392,186,681 or 52.3% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$16,304,580	—	$16,304,580
Bonds	—	665,684,075	—	665,684,075
U.S. Treasury Obligations	—	1,298,173,046	—	1,298,173,046
Commercial Paper	—	2,577,004,926	—	2,577,004,926
Temporary Cash Investments	$241,225,152	—	—	241,225,152
Securities Lending Collateral	—	25	—	25
Total Investments in Securities	$241,225,152	$4,557,166,652	—	$4,798,391,804
See accompanying Notes to Financial Statements.
7

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.6%)
Federal Farm Credit Banks Funding Corp.
(r)	SOFR + 0.115%, FRN, 4.475%, 02/10/27		7,000	$7,001,967
Federal National Mortgage Association
(r)	SOFR + 0.260%, FRN, 4.620%, 11/05/27		21,315	21,365,628
TOTAL AGENCY OBLIGATIONS				28,367,595
BONDS — (32.4%)
AUSTRALIA — (6.9%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.750%, FRN, 5.128%, 07/03/25		19,780	19,796,561
(r)	3M Swap + 0.920%, FRN, 5.148%, 11/04/25	AUD	10,000	6,422,220
(r)Ω	SOFR + 0.560%, FRN, 4.931%, 03/18/26		22,007	22,020,637
(r),Ω	SOFR + 0.810%, FRN, 5.188%, 01/18/27		21,125	21,202,951
(r)Ω	SOFR + 0.650%, FRN, 5.027%, 09/30/27		12,353	12,350,319
(r)	3M Swap + 1.200%, FRN, 5.428%, 11/04/27	AUD	6,500	4,211,082
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.400%, FRN, 4.777%, 07/07/25		36,433	36,440,997
	4.200%, 08/18/25	AUD	7,000	4,482,612
(r)	3M Swap + 0.800%, FRN, 4.969%, 08/18/25	AUD	1,500	961,988
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.630%, FRN, 4.998%, 09/12/25		33,540	$33,574,504
(r)	3M Swap + 0.900%, FRN, 4.948%, 01/13/26	AUD	3,500	2,249,727
(r)Ω	SOFR + 0.750%, FRN, 5.119%, 03/13/26		500	501,336
National Australia Bank Ltd.
(r)Ω	SOFR + 0.760%, FRN, 5.121%, 05/13/25		11,110	11,111,855
(r)	3M Swap + 0.920%, FRN, 5.045%, 11/25/25	AUD	23,500	15,097,335
(r)Ω	SOFR + 0.650%, FRN, 5.018%, 12/10/25		6,368	6,377,822
(r)	3M Swap + 0.780%, FRN, 4.984%, 05/12/26	AUD	13,750	8,833,371
(r)	3M Swap + 0.410%, FRN, 4.539%, 08/24/26	AUD	4,000	2,558,434
(r)	3M Swap + 0.700%, FRN, 4.652%, 10/18/27	AUD	16,000	10,245,318
(r)	3M Swap + 1.200%, FRN, 5.325%, 11/25/27	AUD	12,500	8,098,716
Westpac Banking Corp.
	3.900%, 08/11/25	AUD	10,000	6,397,565
(r)	3M Swap + 0.800%, FRN, 4.994%, 08/11/25	AUD	33,500	21,482,464
(r)	SOFR + 1.000%, FRN, 5.364%, 08/26/25		4,500	4,511,418
(r)	SOFR + 0.720%, FRN, 5.084%, 11/17/25		25,000	25,043,298
(r)	3M Swap + 0.750%, FRN, 4.924%, 02/16/26	AUD	13,500	8,667,057

8

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	SOFR + 0.420%, FRN, 4.797%, 04/16/26		5,000	$4,998,358
(r)	3M Swap + 0.980%, FRN, 5.154%, 02/16/28	AUD	10,000	6,442,718
TOTAL AUSTRALIA				304,080,663
CANADA — (4.6%)
Canada Government Bonds
	3.750%, 05/01/25	CAD	1,000	725,475
	2.250%, 06/01/25	CAD	11,985	8,689,864
	3.500%, 08/01/25	CAD	19,000	13,811,591
Canada Housing Trust No. 1
Ω	0.950%, 06/15/25	CAD	51,600	37,346,932
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	4,300	3,120,011
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 4.762%, 05/19/25		47,625	47,629,524
Ω	0.875%, 06/10/25		1,850	1,842,728
CPPIB Capital, Inc.
	3.950%, 09/08/25	CAD	9,400	6,849,127
(r)	SOFR + 1.250%, FRN, 5.617%, 03/11/26		1,660	1,674,010
Province of Alberta
	1.000%, 05/20/25		4,564	4,555,673
	2.350%, 06/01/25	CAD	10,900	7,903,172
Province of British Columbia
	2.850%, 06/18/25	CAD	13,700	9,939,407
Province of Manitoba
	2.450%, 06/02/25	CAD	4,500	3,263,463
Province of Ontario
	2.600%, 06/02/25	CAD	55,500	40,253,402
	1.750%, 09/08/25	CAD	10,000	7,229,291
Province of Quebec
	2.750%, 09/01/25	CAD	1,200	870,396
Province of Saskatchewan
	0.800%, 09/02/25	CAD	3,100	2,234,784
Royal Bank of Canada
	4.930%, 07/16/25	CAD	9,100	6,627,897
TOTAL CANADA				204,566,747
FINLAND — (0.5%)
Finnvera OYJ
	2.375%, 06/04/25		4,000	3,992,272
			Face Amount^	Value†
			(000)

FINLAND — (Continued)
	Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.112%, 03/19/27		16,687	$16,714,327
	TOTAL FINLAND			20,706,599
FRANCE — (0.0%)
Caisse d'Amortissement de la Dette Sociale
	3.000%, 05/17/25		334	333,766
GERMANY — (0.2%)
	Kreditanstalt fuer Wiederaufbau
	2.000%, 05/02/25		48	47,997
	Landwirtschaftliche Rentenbank
	0.500%, 05/27/25		9,464	9,436,972
	TOTAL GERMANY			9,484,969
NETHERLANDS — (2.0%)
	BNG Bank NV
	3.250%, 07/15/25	AUD	11,800	7,545,685
Cooperatieve Rabobank UA
(r)	SOFR + 0.700%, FRN, 5.077%, 07/18/25		34,481	34,512,246
(r)	SOFR + 0.620%, FRN, 4.985%, 08/28/26		24,690	24,718,913
(r)	SOFR + 0.710%, FRN, 5.077%, 03/05/27		13,000	13,020,787
	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
	4.250%, 07/08/25	AUD	5,000	3,201,571
	Nederlandse Waterschapsbank NV
	3.400%, 07/22/25	AUD	7,540	4,821,885
	TOTAL NETHERLANDS			87,821,087
NEW ZEALAND — (0.2%)
Housing New Zealand Ltd.
	3.360%, 06/12/25	NZD	15,800	9,380,728
NORWAY — (1.7%)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	11,500	7,367,462

9

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NORWAY — (Continued)
(r)	SOFR + 1.000%, FRN, 5.368%, 06/17/26		8,598	$8,662,015
(r)Ω	SOFR + 0.400%, FRN, 4.767%, 03/03/28		58,100	58,141,046
TOTAL NORWAY				74,170,523
SINGAPORE — (0.7%)
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.887%, 02/26/27	AUD	19,550	12,536,280
United Overseas Bank Ltd.
(r)	3M Swap + 0.730%, FRN, 4.844%, 03/16/26	AUD	6,500	4,172,028
(r)	3M Swap + 0.410%, FRN, 4.529%, 08/27/26	AUD	5,000	3,195,577
(r)	3M Swap + 0.720%, FRN, 4.849%, 02/24/27	AUD	9,200	5,898,424
(r)	3M Swap + 0.720%, FRN, 4.723%, 04/16/27	AUD	10,000	6,409,153
TOTAL SINGAPORE				32,211,462
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.4%)
Asian Development Bank
	2.875%, 05/06/25		12,100	12,097,057
	4.625%, 06/13/25		7,135	7,135,691
	3.800%, 09/12/25	CAD	3,023	2,201,488
(r)	SOFR + 1.000%, FRN, 5.368%, 06/16/26		809	815,723
(r)	SOFR + 1.000%, FRN, 5.364%, 08/27/26		11,740	11,853,761
(r)	SOFR + 1.000%, FRN, 5.377%, 04/06/27		22,254	22,554,429
Asian Infrastructure Investment Bank
	0.500%, 05/28/25		4,178	4,165,595
	3.375%, 06/29/25		1,835	1,831,655
Council of Europe Development Bank
	3.000%, 06/16/25		800	798,459
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	4.693%, 02/20/28		69,100	$69,155,280
European Investment Bank
	1.250%, 05/12/25	SEK	36,060	3,729,935
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.538%, 09/16/26		16,100	16,080,680
(r)	SOFR + 0.280%, FRN, 4.657%, 04/12/27		8,750	8,750,437
(r)	SOFR + 0.350%, FRN, 4.727%, 10/04/27		63,000	63,027,594
International Bank for Reconstruction & Development
	0.750%, 07/02/25	CAD	1,200	867,584
(r)	SOFR + 0.180%, FRN, 4.548%, 06/15/26		18,500	18,490,010
(r)	SOFR + 0.370%, FRN, 4.747%, 01/12/27		4,000	4,007,843
(r)	SOFR + 0.280%, FRN, 4.793%, 02/23/27		60,000	60,043,200
(r)	SOFR + 0.270%, FRN, 4.638%, 06/15/27		34,000	34,011,220
International Finance Corp., SOFR + 0.280%, FRN
(r)	4.648%, 03/16/26		10,000	10,005,300
Nordic Investment Bank
	1.050%, 05/12/25	SEK	100,000	10,343,292
(r)	3M NIBOR + 1.500%, FRN, 6.110%, 01/19/26	NOK	50,000	4,855,192
(r)	SOFR + 1.000%, FRN, 5.361%, 05/12/26		4,000	4,031,428
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				370,852,853

10

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWEDEN — (3.9%)
Kommuninvest I Sverige AB
	1.000%, 05/12/25	SEK	96,000	$9,928,483
Skandinaviska Enskilda Banken AB
	0.850%, 09/02/25		300	296,553
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.362%, 08/03/26		51,467	51,919,292
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.619%, 06/15/26		10,650	10,714,804
Sweden Government Bonds
	2.500%, 05/12/25	SEK	977,000	101,086,219
TOTAL SWEDEN				173,945,351
UNITED STATES — (3.3%)
Chevron Corp.
	1.554%, 05/11/25		6,775	6,768,314
Chevron USA, Inc.
(r)	SOFR + 0.360%, FRN, 4.724%, 02/26/27		11,050	11,026,280
(r)	SOFR + 0.470%, FRN, 4.834%, 02/26/28		24,926	24,941,135
JPMorgan Chase Bank NA
(r)	SOFR + 0.620%, FRN, 5.003%, 04/29/26		9,500	9,485,984
(r)	SOFR + 1.000%, FRN, 5.367%, 12/08/26		56,142	56,436,524
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.813%, 03/15/28		9,375	9,353,441
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.549%, 10/30/26		1,785	1,795,621
National Securities Clearing Corp.
Ω	5.150%, 05/30/25		1,800	1,800,771
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.101%, 11/13/26		8,400	8,411,746
State Street Corp., SOFR + 0.640%, FRN
(r)	5.020%, 10/22/27		4,210	4,194,423
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.812%, 04/28/27	9,000	$9,013,410
Wells Fargo Bank NA
	5.550%, 08/01/25	650	651,061
TOTAL UNITED STATES			143,878,710
TOTAL BONDS			1,431,433,458
U.S. TREASURY OBLIGATIONS — (15.5%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.125%, FRN, 4.370%, 07/31/25	220,500	220,503,925
(r)	3M USTMMR + 0.170%, FRN, 4.415%, 10/31/25	237,900	237,982,680
(r)	3M USTMMR + 0.245%, FRN, 4.490%, 01/31/26	165,250	165,442,747
(r)	3M USTMMR + 0.150%, FRN, 4.395%, 04/30/26	50,500	50,509,169
(r)	3M USTMMR + 0.160%, FRN, 4.405%, 04/30/27	11,250	11,253,051
TOTAL U.S. TREASURY OBLIGATIONS			685,691,572
COMMERCIAL PAPER — (41.4%)
AUSTRALIA — (3.3%)
Australia & New Zealand Banking Group Ltd.
Ω	4.513%, 07/22/25	25,500	25,248,412
Ω	4.508%, 07/28/25	10,000	9,894,403
Commonwealth Bank of Australia
Ω	4.407%, 05/05/25	29,000	28,982,629
Macquarie Bank Ltd.
Ω	4.424%, 05/01/25	5,000	4,999,393
Ω	4.521%, 07/16/25	15,000	14,857,775
Ω	4.510%, 07/24/25	4,000	3,958,208
Queensland Treasury Corp.
	4.435%, 07/24/25	20,000	19,795,922
	4.457%, 08/05/25	38,000	37,558,755
TOTAL AUSTRALIA			145,295,497

11

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

CANADA — (6.1%)
Canadian Imperial Bank of Commerce
Ω	4.466%, 08/05/25	15,000	$14,823,780
CDP Financial, Inc.
Ω	4.442%, 05/13/25	22,000	21,965,638
Export Development Canada
	4.450%, 05/06/25	20,000	19,985,738
Hydro-Quebec
Ω	4.385%, 05/20/25	20,000	19,952,270
Ontario Teachers' Finance Trust
Ω	4.431%, 06/04/25	5,000	4,978,879
Province of Alberta
Ω	4.419%, 08/08/25	7,500	7,410,313
Province of British Columbia
	4.495%, 05/06/25	18,000	17,987,074
PSP Capital, Inc.
Ω	4.320%, 05/16/25	7,000	6,986,587
Ω	4.401%, 05/20/25	15,000	14,964,267
Ω	4.423%, 05/21/25	20,000	19,950,042
Ω	4.436%, 05/30/25	11,000	10,960,491
Ω	4.425%, 06/02/25	10,000	9,960,464
Ω	4.416%, 08/06/25	8,750	8,647,259
Royal Bank of Canada
Ω	4.457%, 07/14/25	25,000	24,774,220
Ω	4.478%, 07/15/25	23,000	22,789,626
Ω	4.478%, 07/17/25	20,000	19,812,454
Toronto-Dominion Bank
Ω	4.433%, 06/25/25	25,000	24,828,020
TOTAL CANADA			270,777,122
FRANCE — (4.6%)
Caisse d'Amortissement de la Dette Sociale
Ω	4.428%, 06/05/25	15,000	14,935,110
Caisse des Depots et Consignations
Ω	4.453%, 05/02/25	16,500	16,496,047
Ω	4.450%, 06/04/25	10,000	9,957,757
Ω	4.459%, 06/12/25	18,000	17,906,411
Ω	4.429%, 07/21/25	10,000	9,900,628
Ω	4.449%, 07/24/25	12,850	12,717,666
Ω	4.423%, 07/25/25	22,500	22,265,579
Ω	4.435%, 07/30/25	25,000	24,724,525
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.447%, 05/13/25	11,000	10,982,830
Ω	4.453%, 06/16/25	9,000	8,949,005
Ω	4.427%, 06/17/25	12,200	12,129,402
Ω	4.485%, 06/18/25	6,000	5,964,557
Ω	4.431%, 07/17/25	5,000	4,952,983
		Face Amount^	Value†
		(000)

FRANCE — (Continued)
Ω	4.503%, 07/21/25	31,750	$31,436,132
TOTAL FRANCE			203,318,632
GERMANY — (4.9%)
Erste Abwicklungsanstalt
Ω	4.424%, 05/07/25	15,000	14,987,400
Ω	4.438%, 05/12/25	20,000	19,971,172
Ω	4.438%, 05/22/25	9,000	8,976,174
Ω	4.429%, 06/03/25	22,000	21,910,005
Ω	4.418%, 06/13/25	12,000	11,936,425
Ω	4.408%, 06/24/25	12,500	12,417,023
Kreditanstalt fuer Wiederaufbau
Ω	4.412%, 05/01/25	14,000	13,998,328
NRW Bank
Ω	4.404%, 05/07/25	3,500	3,497,100
Ω	4.428%, 05/28/25	16,000	15,947,235
Ω	4.429%, 06/16/25	23,250	23,121,297
Ω	4.429%, 06/23/25	100,000	49,682,000
Siemens Capital Co. LLC
Ω	4.433%, 05/30/25	20,000	19,928,500
TOTAL GERMANY			216,372,659
NETHERLANDS — (1.2%)
Cooperatieve Rabobank UA
	4.419%, 08/25/25	7,000	6,901,702
Nederlandse Waterschapsbank NV
Ω	4.414%, 05/06/25	4,500	4,496,754
Ω	4.412%, 05/09/25	30,000	29,967,513
Ω	4.414%, 07/31/25	10,000	9,890,273
TOTAL NETHERLANDS			51,256,242
NORWAY — (4.1%)
DNB Bank ASA
Ω	4.503%, 05/19/25	4,000	3,990,922
Ω	4.418%, 06/13/25	10,000	9,947,319
Ω	4.408%, 06/16/25	25,000	24,859,207
Ω	4.454%, 06/23/25	25,000	24,837,945
Ω	4.442%, 07/15/25	2,000	1,981,716
Ω	4.481%, 07/18/25	35,000	34,667,374
Ω	4.446%, 07/21/25	10,000	9,901,346
Ω	4.467%, 07/23/25	25,000	24,747,333
Equinor ASA
Ω	4.449%, 05/14/25	22,500	22,461,885
Ω	4.428%, 06/30/25	25,000	24,814,048
TOTAL NORWAY			182,209,095

12

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SINGAPORE — (3.5%)
DBS Bank Ltd.
Ω	4.453%, 05/02/25	25,650	$25,643,854
Ω	4.449%, 05/15/25	28,000	27,949,519
Ω	4.443%, 05/19/25	4,000	3,990,858
Ω	4.451%, 05/23/25	20,000	19,944,622
Ω	4.450%, 06/03/25	5,000	4,979,499
Ω	4.441%, 06/10/25	3,500	3,482,686
Ω	4.451%, 06/23/25	20,000	19,869,020
Ω	4.509%, 07/09/25	10,000	9,914,833
Ω	4.500%, 07/28/25	1,250	1,236,465
United Overseas Bank Ltd.
Ω	4.459%, 06/24/25	15,000	14,899,740
Ω	4.459%, 07/09/25	25,000	24,787,245
TOTAL SINGAPORE			156,698,341
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.2%)
European Investment Bank
	4.404%, 06/23/25	10,000	9,935,620
	4.406%, 06/24/25	10,000	9,934,382
	4.419%, 07/17/25	33,500	33,188,474
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			53,058,476
SWEDEN — (1.7%)
Svensk Exportkredit AB
	4.473%, 06/12/25	8,000	7,958,924
	4.409%, 06/13/25	30,000	29,842,359
	4.409%, 06/16/25	10,000	9,943,861
	4.409%, 06/25/25	30,000	29,799,333
TOTAL SWEDEN			77,544,477
UNITED STATES — (10.8%)
Alphabet, Inc.
Ω	4.494%, 06/13/25	18,000	17,904,755
Apple, Inc.
Ω	4.422%, 06/04/25	25,000	24,895,080
Ω	4.424%, 06/06/25	10,000	9,955,648
Ω	4.425%, 06/09/25	73,500	36,573,872
Chevron Corp.
Ω	4.444%, 08/27/25	35,000	34,506,388
Cisco Systems, Inc.
Ω	4.487%, 07/10/25	4,000	3,966,007
Ω	4.446%, 07/28/25	25,000	24,734,792
National Securities Clearing Corp.
Ω	4.389%, 05/08/25	16,463	16,447,192
Ω	4.462%, 05/23/25	11,000	10,969,542
Ω	4.426%, 06/16/25	20,000	19,886,234
Ω	4.443%, 07/16/25	10,000	9,906,652
Ω	4.435%, 07/23/25	16,000	15,837,152
Ω	4.447%, 07/25/25	11,500	11,378,077
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Nestle Finance International Ltd.
Ω	4.426%, 05/27/25		16,933	$16,877,307
Ω	4.464%, 05/29/25		9,250	9,218,070
Ω	4.490%, 06/25/25		21,500	21,353,155
Ω	4.422%, 06/30/25		15,500	15,387,083
Novartis Finance Corp.
Ω	4.431%, 06/05/25		10,000	9,956,720
Ω	4.433%, 06/23/25		23,000	22,850,270
Procter & Gamble Co.
Ω	4.443%, 06/10/25		22,000	21,893,815
Ω	4.456%, 07/15/25		22,000	21,800,537
Sanofi SA
Ω	4.446%, 06/11/25		89,000	88,549,571
Walmart, Inc.
Ω	4.447%, 06/18/25		11,500	11,432,224
TOTAL UNITED STATES				476,280,143
TOTAL COMMERCIAL PAPER (Cost $1,833,034,937)				1,832,810,684
FOREIGN SOVEREIGN OBLIGATIONS — (10.1%)
CANADA — (5.9%)
Alberta Treasury Bills
∞	2.809%, 05/20/25	CAD	15,000	10,864,283
∞	2.721%, 07/29/25	CAD	13,900	10,014,735
Canada Treasury Bills
∞	2.724%, 06/18/25	CAD	36,600	26,453,628
∞	2.690%, 07/16/25	CAD	4,000	2,885,304
∞	2.715%, 07/02/25	CAD	10,200	7,364,924
∞	2.682%, 07/30/25	CAD	19,000	13,691,549
Ontario Treasury Bills
∞	2.863%, 06/04/25	CAD	7,100	5,136,762
∞	2.724%, 06/11/25	CAD	30,000	21,693,312
∞	2.717%, 06/18/25	CAD	39,800	28,764,782
∞	2.685%, 06/25/25	CAD	300	216,705
∞	2.717%, 07/09/25	CAD	16,600	11,978,587
	2.694%, 07/30/25	CAD	18,000	12,968,983
Quebec Treasury Bills
∞	2.842%, 05/23/25	CAD	25,000	18,103,148
∞	2.838%, 05/30/25	CAD	10,000	7,237,487
∞	2.786%, 06/06/25	CAD	24,000	17,360,743
∞	2.708%, 06/13/25	CAD	40,000	28,919,193
∞	2.785%, 06/20/25	CAD	32,725	23,646,934
∞	2.678%, 07/18/25	CAD	10,000	7,210,866
∞	2.705%, 07/25/25	CAD	4,000	2,882,867
	3.650%, 05/02/25	CAD	8,000	5,802,118
TOTAL CANADA				263,196,910

13

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

NEW ZEALAND — (0.3%)
New Zealand Local Government Funding Agency Bills
∞ 2.895%, 05/26/25	NZD	16,000	$9,478,713
∞ 3.028%, 06/03/25	NZD	5,000	2,959,672
TOTAL NEW ZEALAND			12,438,385
SINGAPORE — (3.2%)
Monetary Authority of Singapore Bills
∞ 2.139%, 05/08/25	SGD	74,700	57,166,118
∞ 2.350%, 05/22/25	SGD	33,700	25,765,498
∞ 2.351%, 05/29/25	SGD	74,500	56,932,591
TOTAL SINGAPORE			139,864,207
SWEDEN — (0.7%)
Sweden Treasury Bills
∞ 2.134%, 09/17/25	SEK	300,000	30,777,258
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			446,276,760
TOTAL INVESTMENT SECURITIES (Cost $4,398,411,386)			4,424,580,069

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	267	$3,088
TOTAL INVESTMENTS — (100.0%)
(Cost $4,398,414,475)			$4,424,583,157
As of April 30, 2025, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	11,994,588	USD	8,676,496	Bank of New York Mellon	05/09/25	$27,541
CAD	1,966,325	USD	1,417,847	Citibank, N.A.	05/09/25	9,044
NOK	167,893,479	USD	15,708,011	State Street Bank and Trust	05/09/25	430,339
AUD	23,828,860	USD	15,160,516	Citibank, N.A.	05/12/25	104,410
CAD	10,057,483	USD	6,971,008	Citibank, N.A.	05/13/25	328,790
CAD	7,771,722	USD	5,481,304	State Street Bank and Trust	05/13/25	159,471
SGD	35,967,842	USD	26,807,364	Bank of America Corp.	05/22/25	757,179
SGD	65,313,437	USD	49,048,606	State Street Bank and Trust	05/22/25	1,005,413
NZD	48,135,971	USD	28,567,337	Citibank, N.A.	05/29/25	47,373
NZD	11,544,271	USD	6,595,715	State Street Bank and Trust	05/29/25	266,844
USD	6,565,195	SEK	62,167,633	State Street Bank and Trust	07/23/25	102,509
USD	15,235,824	NZD	25,545,675	State Street Bank and Trust	07/29/25	20,479
USD	4,872,420	NOK	50,600,000	Bank of America Corp.	07/31/25	8,654
Total Appreciation						$3,268,046
NOK	50,600,000	USD	4,872,525	Bank of America Corp.	05/02/25	$(8,730)

14

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,840,829	NOK	50,600,000	HSBC Bank	05/02/25	$(22,965)
USD	6,390,652	NZD	11,366,773	Citibank, N.A.	05/08/25	(362,340)
USD	54,393,004	CAD	77,131,009	Societe Generale	05/08/25	(1,575,400)
USD	14,923,858	NOK	167,893,479	Bank of America Corp.	05/09/25	(1,214,492)
USD	60,552,637	CAD	86,118,627	Royal Bank of Canada	05/09/25	(1,940,528)
USD	7,386,639	CAD	10,212,657	State Street Bank and Trust	05/09/25	(24,316)
USD	43,348,646	AUD	68,993,822	Societe Generale	05/12/25	(849,255)
USD	13,048,103	AUD	20,677,364	State Street Bank and Trust	05/12/25	(197,954)
USD	765,894	CAD	1,062,766	Citibank, N.A.	05/13/25	(5,469)
CAD	4,383,051	USD	3,182,158	Citibank, N.A.	05/13/25	(907)
USD	60,347,110	CAD	86,196,131	Royal Bank of Canada	05/13/25	(2,214,697)
USD	26,119,172	CAD	36,266,099	State Street Bank and Trust	05/13/25	(203,038)
USD	55,306,171	SGD	74,031,734	Royal Bank of Canada	05/22/25	(1,429,257)
USD	156,344,050	SGD	209,046,734	State Street Bank and Trust	05/22/25	(3,862,327)
USD	73,480,409	SEK	733,794,250	Citibank, N.A.	05/28/25	(2,544,550)
USD	18,833,516	NZD	33,238,501	Australia and New Zealand Bank	05/29/25	(925,305)
USD	9,087,668	NZD	15,910,930	Bank of America Corp.	05/29/25	(370,678)
USD	5,954,706	NZD	10,530,811	State Street Bank and Trust	05/29/25	(305,396)
USD	73,526,252	SEK	733,794,250	State Street Bank and Trust	05/30/25	(2,507,953)
USD	4,601,692	CAD	6,367,645	Citibank, N.A.	06/09/25	(26,242)
GBP	16,542,403	USD	22,191,703	Royal Bank of Canada	06/09/25	(142,573)
USD	49,258,825	CAD	69,658,618	State Street Bank and Trust	06/09/25	(1,368,295)
USD	21,122,634	GBP	16,542,403	State Street Bank and Trust	06/09/25	(926,497)
USD	53,953,880	CAD	74,519,373	Societe Generale	06/13/25	(217,117)
USD	63,768,801	CAD	88,183,343	Citibank, N.A.	06/16/25	(344,945)
USD	41,952,885	AUD	66,184,990	Citibank, N.A.	06/18/25	(463,774)
USD	6,901,191	GBP	5,326,734	State Street Bank and Trust	06/20/25	(199,078)
GBP	5,326,734	USD	7,147,212	State Street Bank and Trust	06/20/25	(46,944)
USD	53,737,466	CAD	74,320,957	HSBC Bank	06/27/25	(328,197)
USD	37,209,777	AUD	60,157,119	Royal Bank of Canada	07/11/25	(1,354,586)
USD	39,672,872	AUD	62,149,937	Citibank, N.A.	07/21/25	(174,016)
Total (Depreciation)						$(26,157,821)
Total Appreciation (Depreciation)						$(22,889,775)
As of April 30, 2025, the value of Rule 144A securities amounted to $1,909,208,228 or 42.7% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$28,367,595	—	$28,367,595
Bonds
Australia	—	304,080,663	—	304,080,663
Canada	—	204,566,747	—	204,566,747
Finland	—	20,706,599	—	20,706,599
France	—	333,766	—	333,766
Germany	—	9,484,969	—	9,484,969

15

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$87,821,087	—	$87,821,087
New Zealand	—	9,380,728	—	9,380,728
Norway	—	74,170,523	—	74,170,523
Singapore	—	32,211,462	—	32,211,462
Supranational Organization Obligations	—	370,852,853	—	370,852,853
Sweden	—	173,945,351	—	173,945,351
United States	—	143,878,710	—	143,878,710
U.S. Treasury Obligations	—	685,691,572	—	685,691,572
Commercial Paper	—	1,832,810,684	—	1,832,810,684
Foreign Sovereign Obligations	—	446,276,760	—	446,276,760
Securities Lending Collateral	—	3,088	—	3,088
Total Investments in Securities	—	$4,424,583,157	—	$4,424,583,157
Financial Instruments
Assets
Forward Currency Contracts**	—	3,268,046	—	3,268,046
Liabilities
Forward Currency Contracts**	—	(26,157,821)	—	(26,157,821)
Total Financial Instruments	—	$(22,889,775)	—	$(22,889,775)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
16

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (73.2%)
AUSTRALIA — (7.2%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	500	$521,146
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.931%, 03/18/26		2,841	2,842,760
(r)	3M Swap + 0.830%, FRN, 4.955%, 03/31/26	AUD	1,300	835,580
(r)Ω	SOFR + 0.810%, FRN, 5.188%, 01/18/27		2,000	2,007,380
(r)Ω	SOFR + 0.680%, FRN, 5.057%, 07/16/27		5,331	5,343,962
(r)Ω	SOFR + 0.650%, FRN, 5.027%, 09/30/27		4,253	4,252,077
(r)Ω	SOFR + 0.850%, FRN, 5.219%, 12/16/29		200	201,413
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.630%, FRN, 4.998%, 09/12/25		3,400	3,403,498
(r)	3M Swap + 0.900%, FRN, 4.948%, 01/13/26	AUD	800	514,223
(r)Ω	SOFR + 0.750%, FRN, 5.119%, 03/13/26		100	100,267
(r)	3M Swap + 0.750%, FRN, 4.924%, 08/17/26	AUD	3,500	2,248,091
(r)	3M Swap + 0.700%, FRN, 4.748%, 01/14/27	AUD	1,400	898,133
(r)	3M Swap + 1.020%, FRN, 5.189%, 08/18/27	AUD	1,000	645,130
(r)	3M Swap + 0.950%, FRN, 5.124%, 08/17/28	AUD	1,000	643,234
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Glencore Funding LLC
Ω	1.625%, 09/01/25		776	$767,413
Ω	1.625%, 04/27/26		2,398	2,326,578
Macquarie Bank Ltd.
(r)	3M Swap + 0.480%, FRN, 4.590%, 12/09/25	AUD	500	320,246
(r)Ω	SOFR + 1.200%, FRN, 5.567%, 12/07/26		5,220	5,257,062
(r)Ω	SOFR + 0.920%, FRN, 5.298%, 07/02/27		3,240	3,253,799
National Australia Bank Ltd.
(r)	3M Swap + 0.900%, FRN, 5.016%, 05/30/25	AUD	3,000	1,922,571
(r)	3M Swap + 0.920%, FRN, 5.045%, 11/25/25	AUD	1,500	963,660
(r)Ω	SOFR + 0.650%, FRN, 5.018%, 12/10/25		2,160	2,163,332
(r)	3M Swap + 0.780%, FRN, 4.984%, 05/12/26	AUD	8,128	5,221,646
(r)	3M Swap + 0.410%, FRN, 4.539%, 08/24/26	AUD	3,100	1,982,787
(r)	3M Swap + 0.850%, FRN, 5.024%, 11/16/26	AUD	6,700	4,309,067
(r)	3M Swap + 1.000%, FRN, 5.204%, 05/12/28	AUD	1,600	1,030,425
Norfina Ltd., 3M Swap + 0.780%, FRN
(r)	4.676%, 01/25/27	AUD	3,500	2,241,074
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	600	616,159
Westpac Banking Corp.
(r)	3M Swap + 0.800%, FRN, 4.994%, 08/11/25	AUD	2,000	1,282,535
(r)	3M Swap + 0.750%, FRN, 4.953%, 08/10/26	AUD	5,600	3,596,945

17

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.820%, FRN, 4.934%, 12/15/26	AUD	3,300	$2,121,151
(r)	3M Swap + 0.700%, FRN, 4.596%, 01/25/27	AUD	2,700	1,731,267
(r)	3M Swap + 1.230%, FRN, 5.424%, 11/11/27	AUD	1,700	1,101,730
(r)	3M Swap + 0.980%, FRN, 5.154%, 02/16/28	AUD	3,200	2,061,670
(r)	3M Swap + 0.930%, FRN, 5.045%, 09/19/28	AUD	2,500	1,607,236
TOTAL AUSTRALIA				70,335,247
BELGIUM — (0.3%)
Anheuser-Busch InBev SA
	4.000%, 09/24/25	GBP	165	219,113
Belfius Bank SA
	0.010%, 10/15/25	EUR	700	785,102
	3.750%, 01/22/29	EUR	1,400	1,625,282
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	500	565,748
TOTAL BELGIUM				3,195,245
CANADA — (6.7%)
Bank of Montreal
	1.850%, 05/01/25		420	420,000
(r)	SOFR + 0.620%, FRN, 4.989%, 09/15/26		310	309,629
(r)	SOFR + 1.160%, FRN, 5.529%, 12/11/26		1,000	1,007,359
Bank of Nova Scotia
(r)	SOFR + 1.090%, FRN, 5.458%, 06/12/25		3,500	3,503,169
(r)	SOFR + 0.780%, FRN, 5.149%, 06/04/27		2,904	2,900,507
Brookfield Finance, Inc.
#	4.850%, 03/29/29		100	100,539
Canada Government Bonds
	3.750%, 05/01/25	CAD	9,200	6,674,371
	2.250%, 06/01/25	CAD	3,800	2,755,234
	3.500%, 08/01/25	CAD	1,500	1,090,389
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Canada Housing Trust No. 1
Ω	0.950%, 06/15/25	CAD	10,000	$7,237,777
	Canadian Imperial Bank of Commerce
	3.807%, 07/09/29	EUR	700	820,513
	Canadian Natural Resources Ltd.
	2.050%, 07/15/25		1,000	994,057
	CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	4.762%, 05/19/25		3,700	3,700,351
Enbridge, Inc.
	2.440%, 06/02/25	CAD	3,000	2,174,837
	3.125%, 11/15/29		130	121,632
	Export Development Canada, SOFR + 0.330%, FRN
(r)	4.712%, 08/01/28		2,160	2,160,983
	Federation des Caisses Desjardins du Quebec
	5.200%, 10/01/25	CAD	2,000	1,463,949
	Magna International, Inc.
	4.150%, 10/01/25		1,000	996,905
	National Bank of Canada
	5.296%, 11/03/25	CAD	5,500	4,036,352
	Province of British Columbia
	2.850%, 06/18/25	CAD	400	290,202
	Province of Manitoba
	2.450%, 06/02/25	CAD	400	290,085
	Province of Ontario
	2.600%, 06/02/25	CAD	5,800	4,206,662
	Province of Quebec
	2.600%, 07/06/25	CAD	4,900	3,554,295
Royal Bank of Canada
(r)	SOFR + 0.570%, FRN, 4.952%, 04/27/26		1,200	1,201,702
(r)	SOFR + 0.950%, FRN, 5.328%, 01/19/27		500	501,532
(r)	SOFR + 0.710%, FRN, 5.088%, 01/21/27		2,121	2,123,863
	Suncor Energy, Inc.
	5.600%, 11/17/25	CAD	1,200	881,564
	Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	900	652,706
Toronto-Dominion Bank
	1.150%, 06/12/25		750	746,900

18

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
(r)	SOFR + 1.080%, FRN, 5.457%, 07/17/26		6,635	$6,669,558
	4.994%, 04/05/29		130	132,632
TransCanada PipeLines Ltd.
	3.300%, 07/17/25	CAD	2,300	1,668,426
TOTAL CANADA				65,388,680
DENMARK — (0.0%)
Nykredit Realkredit AS
	3.375%, 01/10/30	EUR	300	341,483
FINLAND — (0.8%)
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.377%, 07/15/26		4,000	4,029,280
Nordea Bank Abp
Ω	3.600%, 06/06/25		460	459,403
(r)Ω	SOFR + 0.740%, FRN, 5.112%, 03/19/27		2,896	2,900,742
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	420	428,403
Stora Enso OYJ
	4.250%, 09/01/29	EUR	180	211,499
TOTAL FINLAND				8,029,327
FRANCE — (2.0%)
Alstom SA
Δ	0.000%, 01/11/29	EUR	200	202,659
Ayvens SA
	3.875%, 07/16/29	EUR	2,900	3,385,500
Banque Federative du Credit Mutuel SA
(r)Ω	SOFR + 1.130%, FRN, 5.510%, 01/23/27		2,250	2,257,560
(r)Ω	SOFR + 1.070%, FRN, 5.433%, 02/16/28		3,200	3,192,474
BNP Paribas SA
	1.375%, 05/28/29	EUR	400	424,139
Cie Generale des Etablissements Michelin SCA
	0.875%, 09/03/25	EUR	500	563,663
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.238%, 03/11/27		2,000	2,001,457
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Elis SA
	3.750%, 03/21/30	EUR	100	$115,699
Engie SA
	3.625%, 01/11/30	EUR	300	349,601
Holding d'Infrastructures de Transport SASU
	3.375%, 04/21/29	EUR	400	459,660
JCDecaux SE
	1.625%, 02/07/30	EUR	900	945,331
RCI Banque SA
	3.375%, 07/26/29	EUR	500	569,674
	4.875%, 10/02/29	EUR	600	723,285
Societe Generale SA
(r)Ω	SOFR + 1.100%, FRN, 5.463%, 02/19/27		2,400	2,391,178
	0.875%, 09/24/29	EUR	700	715,468
Tikehau Capital SCA
	6.625%, 03/14/30	EUR	600	757,641
WEA Finance LLC
Ω	4.125%, 09/20/28		500	489,498
TOTAL FRANCE				19,544,487
GERMANY — (2.5%)
Bayer AG
	4.250%, 08/26/29	EUR	170	201,697
Bayer U.S. Finance LLC
#Ω	6.250%, 01/21/29		500	521,207
BMW U.S. Capital LLC
(r)Ω	SOFR + 0.620%, FRN, 4.982%, 08/11/25		350	350,116
(r)Ω	SOFR + 0.550%, FRN, 4.928%, 04/02/26		1,000	998,384
Continental AG
	3.500%, 10/01/29	EUR	472	545,199
Daimler Truck Finance Canada, Inc.
	5.180%, 09/19/25	CAD	2,200	1,607,280
Daimler Truck Finance North America LLC, SOFR + 0.960%, FRN
(r)Ω	5.332%, 09/25/27		3,000	2,987,083
Deutsche Bank AG
	4.162%, 05/13/25		300	299,934
E.ON SE
	3.125%, 03/05/30	EUR	460	530,882
Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		500	475,449

19

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	600	$731,960
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	5,000	3,202,577
Mercedes-Benz Finance Canada, Inc.
	1.650%, 09/22/25	CAD	1,000	721,587
Mercedes-Benz Finance North America LLC
(r)Ω	SOFR + 0.570%, FRN, 4.952%, 08/01/25		1,200	1,200,249
(r)Ω	SOFR + 0.670%, FRN, 5.047%, 01/09/26		4,000	4,000,635
NRW Bank
	1.050%, 03/31/26	AUD	2,800	1,746,980
Sixt SE
	3.250%, 01/22/30	EUR	600	685,024
Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	1,100	1,262,895
Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	800	800,608
Volkswagen Group of America Finance LLC
Ω	5.250%, 03/22/29		400	401,554
Ω	4.950%, 08/15/29		600	595,222
TOTAL GERMANY				23,866,522
IRELAND — (0.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25		300	300,448
#	1.750%, 01/30/26		2,700	2,639,623
	4.450%, 04/03/26		150	149,323
TOTAL IRELAND				3,089,394
ITALY — (0.4%)
Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	420	454,759
Banco BPM SpA
	3.375%, 01/21/30	EUR	400	456,842
Eni SpA
	3.750%, 09/12/25	EUR	350	398,264
	0.625%, 01/23/30	EUR	600	611,926
Iccrea Banca SpA
	3.375%, 01/30/30	EUR	150	170,252
			Face Amount^	Value†
			(000)
ITALY — (Continued)
	Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	1,460	$1,815,693
	Snam SpA
	4.000%, 11/27/29	EUR	170	201,335
	TOTAL ITALY			4,109,071
JAPAN — (2.3%)
	Japan Bank for International Cooperation
	0.625%, 07/15/25		2,000	1,984,175
Japan Government Five Year Bonds
	0.005%, 06/20/26	JPY	200,000	1,389,845
	0.005%, 09/20/26	JPY	410,000	2,843,963
	Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	245,000	1,709,894
	Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,000	1,016,423
Nomura Holdings, Inc.
	1.653%, 07/14/26		4,587	4,427,036
(r)	SOFR + 1.250%, FRN, 5.627%, 07/02/27		2,700	2,704,506
	ORIX Corp.
	3.780%, 05/29/29	EUR	500	580,902
Sumitomo Mitsui Financial Group, Inc.
	1.474%, 07/08/25		1,589	1,579,921
(r)	SOFR + 1.170%, FRN, 5.547%, 07/09/29		900	905,853
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.347%, 09/10/27		1,600	1,602,515
	Toyota Motor Finance Netherlands BV
	3.125%, 07/11/29	EUR	1,500	1,717,747
	TOTAL JAPAN			22,462,780
LUXEMBOURG — (0.5%)
	ArcelorMittal SA
	3.125%, 12/13/28	EUR	1,300	1,471,101
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	100	116,308
	SELP Finance SARL
	0.875%, 05/27/29	EUR	3,320	3,436,860
	TOTAL LUXEMBOURG			5,024,269

20

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (2.3%)
ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	300	$304,970
	4.250%, 02/21/30	EUR	3,900	4,628,976
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.087%, 01/09/26		6,000	6,014,938
(r)	SOFR + 0.620%, FRN, 4.985%, 08/28/26		1,000	1,001,171
(r)	SOFR + 0.900%, FRN, 5.277%, 10/05/26		300	301,473
(r)	3M Swap + 0.870%, FRN, 4.987%, 02/26/27	AUD	3,800	2,437,401
(r)	SOFR + 0.710%, FRN, 5.077%, 03/05/27		3,500	3,505,597
(r)	3M Swap + 1.180%, FRN, 5.132%, 01/19/28	AUD	500	323,827
(r)	3M Swap + 1.150%, FRN, 5.292%, 11/21/28	AUD	2,500	1,609,046
(r)	3M Swap + 1.030%, FRN, 5.147%, 02/26/29	AUD	1,100	706,240
Heineken NV
	2.875%, 08/04/25	EUR	1,000	1,133,677
Sandoz Finance BV
	3.250%, 09/12/29	EUR	300	343,522
	4.220%, 04/17/30	EUR	400	474,017
TOTAL NETHERLANDS				22,784,855
NORWAY — (1.7%)
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 5.368%, 06/17/26		11,000	11,081,899
(r)Ω	SOFR + 0.400%, FRN, 4.767%, 03/03/28		5,000	5,003,532
Var Energi ASA
	5.500%, 05/04/29	EUR	190	230,656
TOTAL NORWAY				16,316,087
SINGAPORE — (1.0%)
DBS Group Holdings Ltd.
(r)Ω	SOFR + 0.600%, FRN, 4.970%, 03/21/28		10,000	9,986,333
			Face Amount^	Value†
			(000)
SPAIN — (0.2%)
Banco Santander SA
	3.875%, 04/22/29	EUR	400	$467,201
Cellnex Telecom SA
	1.875%, 06/26/29	EUR	400	433,830
Criteria Caixa SA
	3.500%, 10/02/29	EUR	400	456,528
Inmobiliaria Colonial Socimi SA
	3.250%, 01/22/30	EUR	200	227,685
TOTAL SPAIN				1,585,244
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.4%)
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 5.368%, 06/16/26		3,200	3,226,592
(r)	SOFR + 0.300%, FRN, 4.669%, 06/20/28		4,600	4,594,624
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	200	124,586
(r)	SOFR + 0.620%, FRN, 4.981%, 08/16/27		1,000	1,006,822
Council of Europe Development Bank
	3.000%, 06/16/25		300	299,422
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 4.693%, 02/20/28		4,050	4,053,240
(r)	SOFR + 0.300%, FRN, 4.663%, 02/16/29		5,360	5,353,777
European Investment Bank, SOFR + 0.320%, FRN
(r)	4.682%, 08/14/29		1,700	1,701,321
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.538%, 09/16/26		1,100	1,098,680
(r)	SOFR + 0.280%, FRN, 4.657%, 04/12/27		127	127,006

21

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.350%, FRN, 4.727%, 10/04/27		9,400	$9,404,117
(r)	SOFR + 0.350%, FRN, 4.727%, 10/05/28		6,100	6,102,806
(r)	SOFR + 0.370%, FRN, 4.752%, 08/01/29		9,800	9,808,164
International Bank for Reconstruction & Development
(r)	SOFR + 0.280%, FRN, 4.793%, 02/23/27		5,115	5,118,683
(r)	SOFR + 0.270%, FRN, 4.638%, 06/15/27		4,000	4,001,320
(r)	SOFR + 0.430%, FRN, 4.792%, 08/19/27		9,414	9,444,972
(r)	SOFR + 0.300%, FRN, 4.678%, 01/24/29		230	229,374
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.670%, 08/28/28		4,580	4,580,641
#(r)	SOFR + 0.360%, FRN, 4.728%, 08/28/29		2,430	2,428,548
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				72,704,695
SWEDEN — (1.8%)
Autoliv, Inc.
	3.625%, 08/07/29	EUR	210	242,585
Castellum Helsinki Finance Holding Abp
	0.875%, 09/17/29	EUR	200	202,475
Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	1,020	1,196,801
Skandinaviska Enskilda Banken AB
	4.375%, 11/06/28	EUR	750	895,096
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Svensk Exportkredit AB
(r)	SOFR + 1.000%, FRN, 5.362%, 08/03/26		3,550	$3,581,197
(r)	SOFR + 1.000%, FRN, 5.361%, 05/05/27		5,000	5,062,236
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.910%, FRN, 5.277%, 06/10/25		6,233	6,236,453
(r)Ω	SOFR + 1.250%, FRN, 5.619%, 06/15/26		500	503,043
TOTAL SWEDEN				17,919,886
SWITZERLAND — (0.9%)
UBS AG
	0.010%, 03/31/26	EUR	1,270	1,409,555
UBS Group AG
Ω	4.125%, 09/24/25		2,000	1,994,634
Ω	4.125%, 04/15/26		5,000	4,984,195
TOTAL SWITZERLAND				8,388,384
UNITED KINGDOM — (1.5%)
Barclays PLC
	4.375%, 01/12/26		3,300	3,291,909
BAT International Finance PLC
	1.668%, 03/25/26		600	583,914
	2.250%, 01/16/30	EUR	130	141,465
Cadent Finance PLC
	0.625%, 03/19/30	EUR	300	302,096
CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	900	912,582
Lloyds Banking Group PLC
	4.450%, 05/08/25		1,455	1,454,952
Motability Operations Group PLC
	3.625%, 07/24/29	EUR	1,000	1,164,910
	4.000%, 01/17/30	EUR	300	353,705
National Grid PLC
	0.553%, 09/18/29	EUR	400	409,255
Nationwide Building Society
	0.250%, 07/22/25	EUR	1,200	1,353,116
#Ω	1.000%, 08/28/25		500	493,420
NatWest Group PLC
	4.800%, 04/05/26		668	669,996
Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	1,000	1,170,581

22

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Reynolds American, Inc.
4.450%, 06/12/25		800	$799,563
Sky Ltd.
2.250%, 11/17/25	EUR	300	339,391
SSE PLC
0.875%, 09/06/25	EUR	1,000	1,127,685
TOTAL UNITED KINGDOM			14,568,540
UNITED STATES — (33.4%)
AbbVie, Inc.
3.600%, 05/14/25		1,218	1,217,513
Affiliated Managers Group, Inc.
3.500%, 08/01/25		707	704,576
Ally Financial, Inc.
5.800%, 05/01/25		600	600,000
Altria Group, Inc.
2.350%, 05/06/25		440	439,828
American Express Co.
3.950%, 08/01/25		4,915	4,905,081
(r) SOFR + 0.760%, FRN, 5.121%, 02/13/26		2,035	2,039,172
(r) SOFR + 0.650%, FRN, 5.012%, 11/04/26		2,400	2,394,919
American Honda Finance Corp.
(r) SOFR + 0.600%, FRN, 4.962%, 08/14/25		610	610,141
(r) SOFR + 0.790%, FRN, 5.168%, 10/03/25		1,000	1,001,452
(r) SOFR + 0.710%, FRN, 5.087%, 01/09/26		3,167	3,168,969
(r) SOFR + 0.720%, FRN, 5.098%, 10/22/27		4,838	4,809,070
American National Group, Inc.
5.750%, 10/01/29		700	711,411
American Tower Corp.
4.000%, 06/01/25		2,120	2,117,804
1.300%, 09/15/25		260	256,651
1.600%, 04/15/26		170	165,141
0.875%, 05/21/29	EUR	120	124,995
Amgen, Inc.
3.125%, 05/01/25		689	689,000
Appalachian Power Co.
3.400%, 06/01/25		130	129,754
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
ARES Capital Corp.
3.250%, 07/15/25	700	$697,738
5.875%, 03/01/29	200	201,358
5.950%, 07/15/29	1,500	1,518,427
Autodesk, Inc.
4.375%, 06/15/25	1,600	1,598,739
AvalonBay Communities, Inc.
3.450%, 06/01/25	1,130	1,128,069
Aviation Capital Group LLC
6.750%, 10/25/28	600	634,260
Avnet, Inc.
4.625%, 04/15/26	2,000	1,996,107
Bank of America Corp.
3.875%, 08/01/25	50	49,913
Boardwalk Pipelines LP
5.950%, 06/01/26	188	190,435
Boeing Co.
3.100%, 05/01/26	529	520,033
2.950%, 02/01/30	200	183,507
Boston Properties LP
4.500%, 12/01/28	600	591,214
3.400%, 06/21/29	3,400	3,187,022
Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r) 4.853%, 02/20/26	3,500	3,499,716
Brunswick Corp.
5.850%, 03/18/29	730	739,558
Caterpillar Financial Services Corp.
3.400%, 05/13/25	810	809,674
3.650%, 08/12/25	120	119,667
(r) SOFR + 0.460%, FRN, 4.824%, 02/27/26	1,508	1,508,121
(r) SOFR + 0.520%, FRN, 4.888%, 03/03/28	1,500	1,496,811
Charles Schwab Corp.
(r) SOFR + 0.520%, FRN, 4.881%, 05/13/26	4,376	4,372,175
(r) SOFR + 1.050%, FRN, 5.418%, 03/03/27	4,000	4,019,240
Charles Schwab Corp.
3.850%, 05/21/25	1,113	1,112,138
Cigna Group
5.000%, 05/15/29	3,100	3,161,611
Citigroup, Inc.
3.400%, 05/01/26	366	362,466

23

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Citizens Financial Group, Inc.
2.500%, 02/06/30		800	$715,050
CNH Industrial Capital LLC
3.950%, 05/23/25		4,070	4,067,970
CNO Financial Group, Inc.
5.250%, 05/30/29		2,960	2,962,217
Comcast Corp.
3.375%, 08/15/25		900	896,541
Constellation Energy Generation LLC
3.250%, 06/01/25		5,000	4,990,217
COPT Defense Properties LP
2.250%, 03/15/26		1,400	1,365,914
CVS Health Corp.
3.875%, 07/20/25		1,200	1,196,852
Discover Financial Services
4.500%, 01/30/26		647	644,861
Dollar General Corp.
3.500%, 04/03/30		1,100	1,032,751
Dollar Tree, Inc.
4.000%, 05/15/25		4,344	4,341,574
DTE Energy Co.
1.050%, 06/01/25		1,900	1,893,367
DXC Technology Co.
# 1.800%, 09/15/26		285	273,510
Ecolab, Inc.
2.625%, 07/08/25	EUR	165	186,904
EIDP, Inc.
1.700%, 07/15/25		500	496,793
Elevance Health, Inc.
5.350%, 10/15/25		3,000	3,006,977
1.500%, 03/15/26		1,200	1,168,631
Energy Transfer LP
2.900%, 05/15/25		6,319	6,313,988
5.250%, 07/01/29		190	192,550
EPR Properties
3.750%, 08/15/29		600	561,456
Equinix, Inc.
3.200%, 11/18/29		270	254,019
ERP Operating LP
3.375%, 06/01/25		1,000	998,720
Exelon Corp.
3.950%, 06/15/25		1,468	1,466,067
Expedia Group, Inc.
5.000%, 02/15/26		2,811	2,814,851
Flex Ltd.
3.750%, 02/01/26		7,297	7,231,502
Fortive Corp.
3.700%, 08/15/29	EUR	400	464,007
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25	1,000	$998,366
	General Dynamics Corp.
	3.500%, 05/15/25	2,800	2,798,532
General Motors Financial Co., Inc.
	2.750%, 06/20/25	2,000	1,993,804
	6.050%, 10/10/25	3,000	3,013,085
(r)	SOFR + 1.350%, FRN, 5.711%, 05/08/27	1,100	1,090,075
	5.550%, 07/15/29	130	130,943
	4.900%, 10/06/29	370	363,845
	Global Payments, Inc.
	3.200%, 08/15/29	1,725	1,606,080
	Goldman Sachs Group, Inc.
	3.750%, 05/22/25	5,600	5,596,506
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	300	298,363
HCA, Inc.
	7.690%, 06/15/25	300	300,703
	5.250%, 03/01/30	1,000	1,016,951
	Health Care Service Corp. A Mutual Legal Reserve Co.
#Ω	1.500%, 06/01/25	2,373	2,366,181
Healthcare Realty Holdings LP
	3.875%, 05/01/25	765	765,000
#	3.100%, 02/15/30	1,000	918,072
	2.400%, 03/15/30	800	703,821
	Helmerich & Payne, Inc.
#Ω	4.850%, 12/01/29	2,200	2,078,553
Highwoods Realty LP
	4.200%, 04/15/29	4,081	3,891,579
	3.050%, 02/15/30	120	107,035
	Honeywell International, Inc.
	1.350%, 06/01/25	47	46,852
	Host Hotels & Resorts LP
	4.000%, 06/15/25	1,881	1,878,259
	HSBC USA, Inc., SOFR + 0.960%, FRN
(r)	5.329%, 03/04/27	3,920	3,936,876
	Huntington Bancshares, Inc.
	4.000%, 05/15/25	480	479,734
	Hyatt Hotels Corp.
	5.250%, 06/30/29	3,200	3,210,048
	Intel Corp.
	3.700%, 07/29/25	5,804	5,788,901

24

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	International Flavors & Fragrances, Inc.
	1.800%, 09/25/26	EUR	2,000	$2,234,117
	Jabil, Inc.
	3.600%, 01/15/30		210	198,231
John Deere Capital Corp.
(r)	SOFR + 0.570%, FRN, 4.937%, 03/03/26		300	300,522
(r)	SOFR + 0.790%, FRN, 5.156%, 06/08/26		3,950	3,965,010
(r)	SOFR + 0.680%, FRN, 5.057%, 07/15/27		2,950	2,956,195
	JPMorgan Chase & Co.
	3.900%, 07/15/25		1,470	1,468,318
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.367%, 12/08/26		950	954,984
	Juniper Networks, Inc.
	1.200%, 12/10/25		4,472	4,382,148
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	5.249%, 03/15/27		3,000	3,007,533
	KeyBank NA
	4.150%, 08/08/25		930	928,188
	KeyCorp
	2.550%, 10/01/29		120	108,853
	Kinder Morgan, Inc.
	4.300%, 06/01/25		3,080	3,077,789
	Laboratory Corp. of America Holdings
	2.950%, 12/01/29		38	35,396
	Lazard Group LLC
	3.625%, 03/01/27		4,000	3,904,234
	Lennar Corp.
	4.750%, 05/30/25		3,700	3,699,452
	Lowe's Cos., Inc.
	4.400%, 09/08/25		200	199,837
Marathon Petroleum Corp.
	4.700%, 05/01/25		3,790	3,790,000
	5.150%, 03/01/30		1,300	1,308,257
	Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.813%, 03/15/28		720	718,344
McDonald's Corp.
	3.375%, 05/26/25		70	69,928
	4.000%, 03/07/30	EUR	400	473,908
	Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	1,474	1,651,487
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Mondelez International, Inc.
	1.500%, 05/04/25		74	$73,975
MPLX LP
	1.750%, 03/01/26		1,255	1,222,712
Nasdaq, Inc.
	0.875%, 02/13/30	EUR	500	513,275
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	1,700	1,950,632
National Rural Utilities Cooperative Finance Corp.
	3.450%, 06/15/25		1,090	1,088,078
(r)	SOFR + 0.800%, FRN, 5.160%, 02/05/27		4,988	4,987,216
(r)	SOFR + 0.820%, FRN, 5.189%, 09/16/27		1,000	998,935
Netflix, Inc.
	3.000%, 06/15/25	EUR	450	509,900
Ω	3.625%, 06/15/25		60	59,878
NextEra Energy Capital Holdings, Inc.
	4.450%, 06/20/25		1,659	1,657,412
	5.749%, 09/01/25		2,400	2,407,493
(r)	SOFR + 0.760%, FRN, 5.143%, 01/29/26		2,240	2,241,110
NiSource, Inc.
	0.950%, 08/15/25		700	692,697
Norfolk Southern Corp.
	5.590%, 05/17/25		300	300,132
Nucor Corp.
	3.950%, 05/23/25		800	799,269
	2.000%, 06/01/25		4,570	4,556,000
ONEOK, Inc.
	2.200%, 09/15/25		1,927	1,906,786
Oracle Corp.
	2.950%, 05/15/25		999	998,289
Ovintiv, Inc.
	5.650%, 05/15/25		4,100	4,098,468
	5.375%, 01/01/26		442	441,955
PACCAR Financial Corp.
	4.000%, 09/26/29		250	247,546
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	1,000	1,126,613
PayPal Holdings, Inc.
	1.650%, 06/01/25		2,920	2,911,905
Penske Truck Leasing Co. LP/PTL Finance Corp.
#Ω	4.000%, 07/15/25		2,000	1,995,885
Ω	4.450%, 01/29/26		1,715	1,709,435

25

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Ω	1.700%, 06/15/26		4,000	$3,870,638
	PepsiCo, Inc., SOFR + 0.400%, FRN
(r)	4.761%, 02/13/26		2,900	2,904,384
	Pfizer Investment Enterprises Pte. Ltd.
	4.650%, 05/19/25		2,120	2,120,010
Philip Morris International, Inc.
	1.500%, 05/01/25		4,580	4,580,000
	3.375%, 08/11/25		600	597,642
(r)	SOFR + 0.830%, FRN, 5.213%, 04/28/28		4,000	4,003,216
	PNC Bank NA
	3.250%, 06/01/25		1,600	1,597,878
	PPG Industries, Inc.
	1.875%, 06/01/25	EUR	5,000	5,661,375
	Principal Financial Group, Inc.
	3.400%, 05/15/25		5,635	5,631,422
	PVH Corp.
	4.625%, 07/10/25		7,118	7,120,999
	Radian Group, Inc.
	6.200%, 05/15/29		3,130	3,231,090
	Realty Income Corp.
	1.875%, 01/14/27	GBP	300	379,777
	Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.101%, 11/13/26		1,800	1,802,517
	Royalty Pharma PLC
	1.200%, 09/02/25		7,500	7,405,635
Ryder System, Inc.
	4.625%, 06/01/25		1,146	1,144,918
	3.350%, 09/01/25		281	279,597
Santander Holdings USA, Inc.
	3.450%, 06/02/25		2,100	2,096,256
	4.500%, 07/17/25		190	189,696
	Simon Property Group LP
	3.500%, 09/01/25		600	597,603
	Southwestern Electric Power Co.
	1.650%, 03/15/26		2,188	2,133,425
State Street Corp.
(r)	SOFR + 0.845%, FRN, 5.207%, 08/03/26		2,375	2,374,869
(r)	SOFR + 0.640%, FRN, 5.020%, 10/22/27		950	946,485
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	99,677
	Stryker Corp.
	1.150%, 06/15/25		948	943,739
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Synchrony Financial
4.875%, 06/13/25		6,240	$6,235,260
5.150%, 03/19/29		800	791,030
Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r) 5.022%, 03/19/27		1,100	1,100,010
Truist Financial Corp.
4.000%, 05/01/25		2,422	2,422,000
1.200%, 08/05/25		70	69,366
U.S. Bancorp
1.450%, 05/12/25		7,000	6,992,842
UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r) 4.876%, 07/15/26		776	775,148
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		1,206	1,188,873
Viatris, Inc.
1.650%, 06/22/25		700	695,686
VMware LLC
1.400%, 08/15/26		104	99,825
Walmart, Inc., SOFR + 0.430%, FRN
(r) 4.812%, 04/28/27		1,000	1,001,490
Wells Fargo & Co.
2.000%, 07/28/25	GBP	171	225,926
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 5.439%, 12/11/26		1,600	1,609,120
Western Union Co.
1.350%, 03/15/26		3,062	2,967,269
Westlake Corp.
1.625%, 07/17/29	EUR	800	850,327
Whirlpool Corp.
3.700%, 05/01/25		280	280,000
# 4.750%, 02/26/29		130	123,220
Williams Cos., Inc.
4.000%, 09/15/25		3,175	3,164,301
4.800%, 11/15/29		260	261,672
Wisconsin Power & Light Co.
3.000%, 07/01/29		600	565,024
TOTAL UNITED STATES			326,758,493
TOTAL BONDS			716,399,022
U.S. TREASURY OBLIGATIONS — (6.9%)
U.S. Treasury Notes
(r) 3M USTMMR + 0.170%, FRN, 4.415%, 10/31/25		39,500	39,513,728

26

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

(r)	3M USTMMR + 0.245%, FRN, 4.490%, 01/31/26	28,200	$28,232,892
TOTAL U.S. TREASURY OBLIGATIONS			67,746,620
COMMERCIAL PAPER — (16.4%)
AUSTRALIA — (0.6%)
Telstra Group Ltd.
Ω	4.616%, 06/26/25	3,000	2,978,554
Ω	4.615%, 07/03/25	3,000	2,975,723
TOTAL AUSTRALIA			5,954,277
CANADA — (1.6%)
Canadian Natural Resources Ltd.
Ω	5.136%, 05/07/25	1,750	1,748,390
Ω	5.241%, 05/13/25	4,000	3,993,160
Canadian Pacific Railway Co.
Ω	4.654%, 05/30/25	1,000	996,108
PSP Capital, Inc.
Ω	4.410%, 05/05/25	2,000	1,998,801
TELUS Corp.
Ω	5.060%, 06/09/25	250	248,703
Ω	5.062%, 06/11/25	1,500	1,491,828
Ω	5.064%, 06/18/25	1,000	993,647
Ω	4.861%, 07/07/25	2,750	2,725,780
Ω	4.705%, 07/11/25	1,000	990,672
TOTAL CANADA			15,187,089
FRANCE — (1.1%)
Caisse des Depots et Consignations
Ω	4.459%, 06/12/25	5,000	4,974,003
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.447%, 05/13/25	2,000	1,996,878
Ω	4.453%, 06/16/25	2,000	1,988,668
Ω	4.485%, 06/18/25	1,500	1,491,139
TOTAL FRANCE			10,450,688
GERMANY — (0.8%)
Erste Abwicklungsanstalt
Ω	4.438%, 05/22/25	4,000	3,989,411
VW Credit, Inc.
Ω	4.666%, 05/27/25	4,000	3,986,021
TOTAL GERMANY			7,975,432
		Face Amount^	Value†
		(000)

ITALY — (0.1%)
Intesa Sanpaolo Funding LLC
	4.869%, 07/14/25	1,500	$1,485,078
JAPAN — (0.8%)
MUFG Bank Ltd.
	4.511%, 05/06/25	6,750	6,745,131
	4.527%, 05/16/25	1,000	998,081
TOTAL JAPAN			7,743,212
NORWAY — (0.2%)
DNB Bank ASA
Ω	4.481%, 07/18/25	2,000	1,980,993
SINGAPORE — (0.4%)
DBS Bank Ltd.
Ω	4.449%, 05/15/25	4,000	3,992,788
SWITZERLAND — (0.3%)
Tyco Electronics Group SA
Ω	4.672%, 05/15/25	3,000	2,994,228
UNITED KINGDOM — (1.1%)
BAT International Finance PLC
Ω	4.812%, 05/05/25	1,000	999,364
Ω	4.813%, 05/07/25	4,000	3,996,430
LSEGA Financing PLC
Ω	4.510%, 05/06/25	500	499,618
Ω	4.681%, 05/19/25	5,000	4,987,935
TOTAL UNITED KINGDOM			10,483,347
UNITED STATES — (9.4%)
American Electric Power Co., Inc.
Ω	4.645%, 05/05/25	3,600	3,597,709
Aon Corp.
Ω	4.653%, 07/09/25	3,500	3,468,672
BP Capital Markets PLC
Ω	4.594%, 06/24/25	2,500	2,482,985
Ω	4.596%, 06/26/25	7,000	6,950,602
Broadcom, Inc.
Ω	4.829%, 06/24/25	1,500	1,489,290
Conagra Brands, Inc.
Ω	4.988%, 05/09/25	5,000	4,994,113
Ω	5.151%, 05/29/25	1,500	1,494,130
Constellation Brands, Inc.
Ω	4.945%, 05/13/25	5,000	4,991,291
CRH America Finance, Inc.
Ω	4.852%, 07/24/25	1,250	1,236,222

27

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Crown Castle, Inc.
Ω	4.982%, 05/07/25	5,000	$4,995,284
Ω	5.115%, 06/04/25	2,000	1,990,294
Dow Chemical Co.
	4.761%, 06/16/25	3,000	2,981,597
EIDP, Inc.
Ω	4.614%, 06/23/25	2,000	1,986,194
Enbridge U.S., Inc.
Ω	4.806%, 05/20/25	5,000	4,987,124
Entergy Corp.
Ω	4.690%, 06/25/25	2,000	1,985,494
Eversource Energy
Ω	4.890%, 05/22/25	3,000	2,991,488
Ω	4.911%, 05/29/25	3,250	3,237,397
Honeywell International, Inc.
Ω	4.607%, 08/19/25	3,000	2,960,239
Jabil, Inc.
Ω	5.021%, 05/02/25	3,000	2,999,143
L3Harris Technologies, Inc.
Ω	4.802%, 06/03/25	4,500	4,480,195
Marriott International, Inc.
Ω	4.797%, 05/21/25	5,000	4,986,179
Mosaic Co.
Ω	4.781%, 05/06/25	1,000	999,232
NextEra Energy Capital Holdings, Inc.
Ω	4.741%, 06/10/25	2,500	2,486,704
Parker-Hannifin Corp.
Ω	4.565%, 05/01/25	2,000	1,999,746
Ω	4.609%, 05/19/25	1,000	997,558
Ω	4.667%, 06/06/25	2,500	2,488,027
RTX Corp.
Ω	4.834%, 05/21/25	3,000	2,991,588
Stanley Black & Decker, Inc.
Ω	4.911%, 06/24/25	6,000	5,957,467
Ω	4.857%, 06/25/25	500	496,391
Waste Management, Inc.
Ω	4.787%, 05/21/25	2,000	1,994,595
TOTAL UNITED STATES			91,696,950
TOTAL COMMERCIAL PAPER (Cost $159,959,809)			159,944,082
		Face Amount^	Value†
		(000)
FOREIGN SOVEREIGN OBLIGATIONS — (2.8%)
CANADA — (0.9%)
Ontario Treasury Bills
∞ 3.104%, 05/07/25	CAD	1,700	$1,232,494
∞ 2.923%, 05/14/25	CAD	5,000	3,623,132
Quebec Treasury Bills
∞ 3.650%, 05/02/25	CAD	2,000	1,450,530
∞ 3.013%, 05/09/25	CAD	1,100	797,376
2.826%, 05/16/25	CAD	2,000	1,449,021
TOTAL CANADA			8,552,553
SINGAPORE — (1.9%)
Monetary Authority of Singapore Bills
∞ 2.139%, 05/08/25	SGD	10,900	8,341,508
∞ 2.314%, 05/16/25	SGD	13,500	10,325,656
TOTAL SINGAPORE			18,667,164
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			27,219,717
TOTAL INVESTMENT SECURITIES (Cost $969,345,794)			971,309,441

		Shares
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	584,987	6,765,373
TOTAL INVESTMENTS — (100.0%)
(Cost $976,111,167)			$978,074,814

28

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
As of April 30, 2025, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	3,975,079	USD	2,821,990	Goldman Sachs Capital Markets L.P.	05/09/25	$62,581
CAD	7,856,866	USD	5,480,863	Bank of America Corp.	05/13/25	221,710
CAD	11,447,405	USD	8,232,890	Citibank, N.A.	05/13/25	75,723
EUR	2,005,762	USD	2,096,893	Bank of America Corp.	05/14/25	176,572
EUR	2,584,751	USD	2,834,237	HSBC Bank	05/14/25	95,493
USD	3,938,914	EUR	3,470,359	State Street Bank and Trust	05/14/25	5,376
EUR	2,505,670	USD	2,642,966	UBS AG	05/14/25	197,129
USD	808,026	EUR	704,982	UBS AG	05/14/25	8,953
CAD	1,998,250	USD	1,446,454	Citibank, N.A.	06/13/25	6,151
CAD	10,211,748	USD	7,335,478	NatWest Markets PLC	06/16/25	88,979
USD	2,953,630	JPY	418,484,498	Citibank, N.A.	06/17/25	11,586
USD	1,130,245	EUR	991,021	NatWest Markets PLC	06/17/25	4,605
USD	1,221,115	EUR	1,070,771	State Street Bank and Trust	06/17/25	4,892
AUD	5,023,648	USD	3,202,336	Australia and New Zealand Bank	07/16/25	18,329
AUD	2,611,454	USD	1,669,469	Bank of America Corp.	07/16/25	4,736
USD	22,124,561	EUR	19,297,564	UBS AG	07/24/25	154,164
Total Appreciation						$1,136,979
USD	14,977,936	CAD	21,317,003	Royal Bank of Canada	05/09/25	$(491,040)
USD	18,281,479	SGD	24,258,079	UBS AG	05/09/25	(295,521)
USD	20,421,517	CAD	29,174,972	Citibank, N.A.	05/13/25	(753,900)
USD	26,033,549	EUR	25,089,545	Citibank, N.A.	05/14/25	(2,404,624)
USD	2,901,181	JPY	431,713,080	Goldman Sachs Capital Markets L.P.	05/23/25	(125,350)
USD	310,586	GBP	243,009	Citibank, N.A.	06/09/25	(13,317)
CAD	5,545,668	USD	4,032,386	HSBC Bank	06/13/25	(1,027)
USD	14,881,603	CAD	20,555,342	State Street Bank and Trust	06/13/25	(60,865)
USD	15,034,437	CAD	20,788,429	Citibank, N.A.	06/16/25	(79,801)
USD	7,774,554	EUR	7,087,297	Bank of America Corp.	06/17/25	(275,468)
USD	1,500,832	EUR	1,372,207	Goldman Sachs Capital Markets L.P.	06/17/25	(57,773)
USD	1,919,203	EUR	1,761,148	HSBC Bank	06/17/25	(81,176)
USD	869,260	EUR	799,324	NatWest Markets PLC	06/17/25	(38,643)
USD	5,415,837	EUR	4,961,840	State Street Bank and Trust	06/17/25	(220,010)
EUR	3,211,649	USD	3,659,969	State Street Bank and Trust	06/17/25	(12,056)
USD	4,990,997	EUR	4,600,769	UBS AG	06/17/25	(234,732)
USD	492,073	GBP	379,712	Citibank, N.A.	06/20/25	(14,064)
USD	11,377,843	CAD	15,733,782	UBS AG	06/27/25	(67,883)
USD	52,412,294	AUD	82,310,352	Australia and New Zealand Bank	07/16/25	(356,951)
Total (Depreciation)						$(5,584,201)
Total Appreciation (Depreciation)						$(4,447,222)

29

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
As of April 30, 2025, the value of Rule 144A securities amounted to $260,974,500 or 26.6% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$70,335,247	—	$70,335,247
Belgium	—	3,195,245	—	3,195,245
Canada	—	65,388,680	—	65,388,680
Denmark	—	341,483	—	341,483
Finland	—	8,029,327	—	8,029,327
France	—	19,544,487	—	19,544,487
Germany	—	23,866,522	—	23,866,522
Ireland	—	3,089,394	—	3,089,394
Italy	—	4,109,071	—	4,109,071
Japan	—	22,462,780	—	22,462,780
Luxembourg	—	5,024,269	—	5,024,269
Netherlands	—	22,784,855	—	22,784,855
Norway	—	16,316,087	—	16,316,087
Singapore	—	9,986,333	—	9,986,333
Spain	—	1,585,244	—	1,585,244
Supranational Organization Obligations	—	72,704,695	—	72,704,695
Sweden	—	17,919,886	—	17,919,886
Switzerland	—	8,388,384	—	8,388,384
United Kingdom	—	14,568,540	—	14,568,540
United States	—	326,758,493	—	326,758,493
U.S. Treasury Obligations	—	67,746,620	—	67,746,620
Commercial Paper	—	159,944,082	—	159,944,082
Foreign Sovereign Obligations	—	27,219,717	—	27,219,717
Securities Lending Collateral	—	6,765,373	—	6,765,373
Total Investments in Securities	—	$978,074,814	—	$978,074,814
Financial Instruments
Assets
Forward Currency Contracts**	—	1,136,979	—	1,136,979
Liabilities
Forward Currency Contracts**	—	(5,584,201)	—	(5,584,201)
Total Financial Instruments	—	$(4,447,222)	—	$(4,447,222)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
30

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank Discount Notes
∞	4.236%, 05/14/25		26,000	$25,957,230
BONDS — (38.5%)
AUSTRALIA — (8.8%)
Australia & New Zealand Banking Group Ltd.
	4.050%, 05/12/25	AUD	24,246	15,529,275
(r),Ω	SOFR + 0.750%, FRN, 5.128%, 07/03/25		40,720	40,754,093
(r)	SOFR + 0.640%, FRN, 5.018%, 10/03/25		1,600	1,600,654
(r)Ω	SOFR + 0.560%, FRN, 4.931%, 03/18/26		82,266	82,316,976
(r)	3M Swap + 0.830%, FRN, 4.955%, 03/31/26	AUD	22,300	14,333,406
(r)	3M Swap + 0.750%, FRN, 4.863%, 09/11/26	AUD	28,800	18,504,110
(r),Ω	SOFR + 0.810%, FRN, 5.188%, 01/18/27		12,060	12,104,501
(r)	3M Swap + 0.800%, FRN, 5.021%, 02/05/27	AUD	55,200	35,460,201
(r)	3M Swap + 0.970%, FRN, 5.174%, 05/12/27	AUD	4,710	3,034,520
(r)	3M Swap + 1.200%, FRN, 5.428%, 11/04/27	AUD	18,900	12,244,532
(r)	3M Swap + 0.670%, FRN, 4.784%, 12/15/27	AUD	19,000	12,151,589
(r)	3M Swap + 1.060%, FRN, 5.185%, 03/31/28	AUD	7,400	4,777,850
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.400%, FRN, 4.777%, 07/07/25		25,381	$25,386,571
	4.200%, 08/18/25	AUD	17,300	11,078,456
(r)Ω	SOFR + 0.630%, FRN, 4.998%, 09/12/25		4,600	4,604,732
(r)	3M Swap + 0.900%, FRN, 4.948%, 01/13/26	AUD	7,600	4,885,122
(r)Ω	SOFR + 0.750%, FRN, 5.119%, 03/13/26		2,300	2,306,145
(r)	3M Swap + 0.750%, FRN, 4.924%, 08/17/26	AUD	19,070	12,248,884
(r)	3M Swap + 0.700%, FRN, 4.748%, 01/14/27	AUD	74,700	47,921,827
(r)	3M Swap + 0.700%, FRN, 4.652%, 07/22/27	AUD	12,350	7,915,224
(r)	3M Swap + 1.020%, FRN, 5.189%, 08/18/27	AUD	52,000	33,546,765
(r)	3M Swap + 1.150%, FRN, 5.198%, 01/13/28	AUD	21,550	13,946,588
(r)	3M Swap + 0.840%, FRN, 4.910%, 01/09/30	AUD	5,500	3,513,690
National Australia Bank Ltd.
(r)Ω	SOFR + 0.760%, FRN, 5.121%, 05/13/25		48,550	48,558,108
	3.900%, 05/30/25	AUD	23,080	14,777,245
(r)	3M Swap + 0.780%, FRN, 4.984%, 05/12/26	AUD	26,000	16,703,101
(r)	3M Swap + 0.410%, FRN, 4.539%, 08/24/26	AUD	16,000	10,233,737
(r)	3M Swap + 0.850%, FRN, 5.024%, 11/16/26	AUD	59,500	38,267,091

31

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.720%, FRN, 4.845%, 02/25/27	AUD	50,140	$32,164,076
(r)	3M Swap + 0.700%, FRN, 4.903%, 05/10/27	AUD	62,000	39,729,995
(r)	3M Swap + 0.700%, FRN, 4.652%, 10/18/27	AUD	12,100	7,748,022
(r)	3M Swap + 1.200%, FRN, 5.325%, 11/25/27	AUD	20,470	13,262,457
(r)	3M Swap + 1.000%, FRN, 5.204%, 05/12/28	AUD	32,880	21,175,231
(r)	3M Swap + 0.900%, FRN, 5.017%, 03/22/29	AUD	22,000	14,115,637
Westpac Banking Corp.
#	3.735%, 08/26/25		140	139,670
(r)	SOFR + 0.720%, FRN, 5.084%, 11/17/25		4,497	4,504,789
(r)	3M Swap + 0.750%, FRN, 4.953%, 08/10/26	AUD	34,700	22,288,215
(r)	3M Swap + 0.820%, FRN, 4.934%, 12/15/26	AUD	27,100	17,419,145
(r)	3M Swap + 0.700%, FRN, 4.596%, 01/25/27	AUD	3,800	2,436,598
(r)	3M Swap + 1.050%, FRN, 5.197%, 05/20/27	AUD	27,300	17,611,002
(r)	3M Swap + 1.230%, FRN, 5.424%, 11/11/27	AUD	19,000	12,313,456
(r)	3M Swap + 0.980%, FRN, 5.154%, 02/16/28	AUD	44,100	28,412,384
(r)	3M Swap + 0.930%, FRN, 5.045%, 09/19/28	AUD	2,500	1,607,236
(r)	3M Swap + 1.000%, FRN, 5.015%, 01/15/29	AUD	45,000	28,968,881
TOTAL AUSTRALIA				812,601,787
			Face Amount^	Value†
			(000)

CANADA — (5.2%)
Canada Government Bonds
	3.750%, 05/01/25	CAD	56,500	$40,989,344
	3.500%, 08/01/25	CAD	98,900	71,892,968
Canada Housing Trust No. 1
Ω	0.950%, 06/15/25	CAD	69,900	50,592,065
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	11,800	8,561,890
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 4.762%, 05/19/25		33,800	33,803,211
	0.875%, 06/10/25		18,800	18,726,101
CPPIB Capital, Inc.
	3.950%, 09/08/25	CAD	11,600	8,452,114
(r)Ω	SOFR + 1.250%, FRN, 5.617%, 03/11/26		20,393	20,565,117
Province of Alberta
	1.000%, 05/20/25		24,462	24,417,371
	2.350%, 06/01/25	CAD	80,800	58,584,982
Province of British Columbia
	2.850%, 06/18/25	CAD	76,600	55,573,617
Province of Manitoba
	2.450%, 06/02/25	CAD	57,300	41,554,761
	4.400%, 09/05/25	CAD	100	72,961
Province of Ontario
	2.600%, 06/02/25	CAD	32,500	23,571,812
Province of Quebec
	2.600%, 07/06/25	CAD	10,000	7,253,663
	2.750%, 09/01/25	CAD	4,000	2,901,320
Province of Saskatchewan
	0.800%, 09/02/25	CAD	1,100	792,988
Royal Bank of Canada
	4.930%, 07/16/25	CAD	9,600	6,992,067
TOTAL CANADA				475,298,352
FINLAND — (0.5%)
Finnvera OYJ
	2.375%, 06/04/25		2,200	2,195,749
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)Ω	5.361%, 02/02/29		4,000	4,079,665
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.112%, 03/19/27		36,594	36,653,927
TOTAL FINLAND				42,929,341

32

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (0.9%)
Caisse d'Amortissement de la Dette Sociale
	3.000%, 05/17/25		18,100	$18,087,298
Caisse des Depots et Consignations, SOFR + 0.340%, FRN
(r)	4.703%, 05/03/26		68,000	67,945,600
TOTAL FRANCE				86,032,898
GERMANY — (0.3%)
Kreditanstalt fuer Wiederaufbau
	0.375%, 07/18/25		5,588	5,539,951
	5.125%, 09/29/25		10,000	10,032,304
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	2,300	1,473,185
Landwirtschaftliche Rentenbank
	0.500%, 05/27/25		11,307	11,274,709
TOTAL GERMANY				28,320,149
NETHERLANDS — (3.0%)
BNG Bank NV
	3.250%, 07/15/25	AUD	21,875	13,988,294
Cooperatieve Rabobank UA
	3.375%, 05/21/25		2,063	2,061,426
(r)	SOFR + 0.700%, FRN, 5.077%, 07/18/25		68,962	69,024,491
	5.500%, 07/18/25		650	651,159
(r)	3M Swap + 0.880%, FRN, 5.009%, 05/22/26	AUD	4,600	2,954,015
(r)	SOFR + 0.620%, FRN, 4.985%, 08/28/26		17,250	17,270,201
(r)	3M Swap + 0.730%, FRN, 4.626%, 01/27/27	AUD	60,100	38,431,234
(r)	3M Swap + 0.870%, FRN, 4.987%, 02/26/27	AUD	11,500	7,376,345
(r)	SOFR + 0.710%, FRN, 5.077%, 03/05/27		65,000	65,103,935
(r)	3M Swap + 1.180%, FRN, 5.132%, 01/19/28	AUD	29,700	19,235,320
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
(r)	SOFR + 0.600%, FRN, 4.978%, 01/21/28		5,525	$5,486,325
(r)	3M Swap + 0.750%, FRN, 4.867%, 05/26/28	AUD	31,200	19,934,402
(r)	3M Swap + 1.150%, FRN, 5.292%, 11/21/28	AUD	11,500	7,401,611
(r)	SOFR + 0.890%, FRN, 5.268%, 10/17/29		9,000	8,980,092
TOTAL NETHERLANDS				277,898,850
NEW ZEALAND — (0.5%)
Housing New Zealand Ltd.
	3.360%, 06/12/25	NZD	72,110	42,812,930
NORWAY — (2.3%)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	24,924	15,967,532
(r)Ω	SOFR + 1.000%, FRN, 5.368%, 06/17/26		45,752	46,092,638
(r)Ω	SOFR + 0.400%, FRN, 4.767%, 03/03/28		10,700	10,707,559
(r)Ω	SOFR + 0.410%, FRN, 4.787%, 04/09/29		141,000	140,977,065
TOTAL NORWAY				213,744,794
SINGAPORE — (1.6%)
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.887%, 02/26/27	AUD	17,000	10,901,113
United Overseas Bank Ltd.
(r)	3M Swap + 0.730%, FRN, 4.844%, 03/16/26	AUD	11,000	7,060,355
(r)	3M Swap + 0.410%, FRN, 4.529%, 08/27/26	AUD	15,000	9,586,730
(r)	3M Swap + 0.720%, FRN, 4.849%, 02/24/27	AUD	20,000	12,822,661
(r)	3M Swap + 0.720%, FRN, 4.723%, 04/16/27	AUD	5,600	3,589,126

33

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SINGAPORE — (Continued)
#(r)Ω	SOFR + 0.580%, FRN, 4.957%, 04/02/28		100,000	$99,860,000
TOTAL SINGAPORE				143,819,985
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.6%)
Asian Development Bank
	2.875%, 05/06/25		5,000	4,998,784
	4.625%, 06/13/25		23,122	23,124,240
	3.800%, 09/12/25	CAD	9,200	6,699,864
(r)	SOFR + 1.000%, FRN, 5.368%, 06/16/26		657	662,460
(r)	SOFR + 1.000%, FRN, 5.364%, 08/27/26		12,348	12,467,652
(r)	SOFR + 0.300%, FRN, 4.669%, 06/20/28		201,766	201,530,194
Asian Infrastructure Investment Bank
	0.500%, 05/28/25		26,302	26,223,909
	3.375%, 06/29/25		10,405	10,386,031
(r)	SOFR + 0.620%, FRN, 4.981%, 08/16/27		49,132	49,467,174
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 4.566%, 04/14/26		6,344	6,340,130
(r)	SOFR + 0.330%, FRN, 4.693%, 02/20/28		129,710	129,813,768
European Investment Bank
	1.250%, 05/12/25	SEK	14,040	1,452,254
(r)Ω	SOFR + 1.000%, FRN, 5.364%, 05/21/28		25,247	25,741,214
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.538%, 09/16/26		27,700	27,666,760
(r)	SOFR + 0.280%, FRN, 4.657%, 04/12/27		8,720	8,720,436
(r)	SOFR + 0.350%, FRN, 4.727%, 10/04/27		58,579	58,604,658
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.270%, FRN, 4.639%, 03/20/28		51,000	$50,917,377
(r)	SOFR + 0.350%, FRN, 4.727%, 10/05/28		103,500	103,547,610
(r)	SOFR + 0.370%, FRN, 4.752%, 08/01/29		22,800	22,818,993
International Bank for Reconstruction & Development
	0.750%, 07/02/25	CAD	5,568	4,025,592
	0.375%, 07/28/25		2,110	2,089,373
(r)	SOFR + 0.180%, FRN, 4.548%, 06/15/26		39,000	38,978,940
(r)	SOFR + 0.370%, FRN, 4.747%, 01/12/27		40,530	40,609,466
(r)	SOFR + 0.270%, FRN, 4.638%, 06/15/27		6,600	6,602,178
(r)	SOFR + 0.430%, FRN, 4.792%, 08/19/27		54,880	55,060,555
(r)	SOFR + 0.300%, FRN, 4.661%, 05/15/28		45,500	45,505,879
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.670%, 08/28/28		55,740	55,747,804
(r)	SOFR + 0.360%, FRN, 4.728%, 08/28/29		15,000	14,991,035
Nordic Investment Bank
(r)	SOFR + 1.000%, FRN, 5.361%, 05/12/26		22,400	22,575,996
(r)	SOFR + 0.290%, FRN, 4.667%, 10/04/27		5,400	5,398,542
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,062,768,868

34

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWEDEN — (2.4%)
Kommuninvest I Sverige AB
	1.000%, 05/12/25	SEK	184,000	$19,029,592
Skandinaviska Enskilda Banken AB
(r)Ω	SOFR + 0.960%, FRN, 5.327%, 06/09/25		290	290,194
	0.850%, 09/02/25		3,227	3,189,917
Svensk Exportkredit AB
	0.625%, 05/14/25		2,500	2,496,642
(r)	SOFR + 1.000%, FRN, 5.362%, 08/03/26		53,250	53,717,961
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.910%, FRN, 5.277%, 06/10/25		5,900	5,903,269
(r)Ω	SOFR + 0.660%, FRN, 5.025%, 05/28/27		7,800	7,793,947
Sweden Government Bonds
	2.500%, 05/12/25	SEK	1,243,000	128,608,158
TOTAL SWEDEN				221,029,680
UNITED STATES — (1.4%)
Bank of America NA
(r)	SOFR + 0.780%, FRN, 5.144%, 08/18/25		1,330	1,330,927
	5.650%, 08/18/25		750	751,847
(r)	SOFR + 1.020%, FRN, 5.384%, 08/18/26		1,450	1,455,887
Chevron Corp.
	1.554%, 05/11/25		140	139,862
Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.834%, 02/26/28		27,020	27,036,406
Johnson & Johnson
	0.550%, 09/01/25		1,710	1,687,047
JPMorgan Chase & Co.
	3.900%, 07/15/25		4,100	4,095,310
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.003%, 04/29/26		11,850	11,832,517
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.813%, 03/15/28		7,240	7,223,351
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.549%, 10/30/26	400	$402,380
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.101%, 11/13/26	18,040	18,065,227
Shell International Finance BV
	3.250%, 05/11/25	220	219,880
State Street Corp., SOFR + 0.640%, FRN
(r)	5.020%, 10/22/27	20,915	20,837,614
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.812%, 04/28/27	19,700	19,729,353
Wells Fargo Bank NA
	5.550%, 08/01/25	10,844	10,861,698
(r)	SOFR + 1.060%, FRN, 5.421%, 08/07/26	2,530	2,538,803
(r)	SOFR + 1.070%, FRN, 5.439%, 12/11/26	2,275	2,287,968
TOTAL UNITED STATES			130,496,077
TOTAL BONDS			3,537,753,711
U.S. TREASURY OBLIGATIONS — (10.6%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.415%, 10/31/25	415,300	415,444,334
(r)	3M USTMMR + 0.245%, FRN, 4.490%, 01/31/26	530,500	531,118,775
(r)	3M USTMMR + 0.160%, FRN, 4.405%, 04/30/27	25,000	25,006,780
TOTAL U.S. TREASURY OBLIGATIONS			971,569,889
COMMERCIAL PAPER — (40.0%)
AUSTRALIA — (1.4%)
Australia & New Zealand Banking Group Ltd.
Ω	4.513%, 07/22/25	15,500	15,347,074
Commonwealth Bank of Australia
Ω	4.408%, 05/05/25	50,000	49,970,050
Macquarie Bank Ltd.
Ω	4.424%, 05/01/25	5,000	4,999,393

35

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

AUSTRALIA — (Continued)
Ω	4.435%, 05/27/25	5,000	$4,983,510
Queensland Treasury Corp.
	4.435%, 07/24/25	40,000	39,591,844
	4.457%, 08/05/25	10,000	9,883,883
TOTAL AUSTRALIA			124,775,754
AUSTRIA — (0.6%)
Oesterreichische Kontrollbank AG
	4.457%, 05/15/25	50,000	49,910,690
CANADA — (6.9%)
Bank of Montreal
	4.459%, 06/05/25	13,101	13,044,011
Canadian Imperial Bank of Commerce
Ω	4.551%, 06/16/25	50,000	49,716,000
CDP Financial, Inc.
Ω	4.417%, 05/05/25	25,000	24,984,725
Ω	4.428%, 05/27/25	34,000	33,889,398
Ω	4.438%, 06/30/25	46,750	46,403,854
Hydro-Quebec
Ω	4.385%, 05/20/25	25,000	24,940,338
Ontario Teachers' Finance Trust
Ω	4.431%, 06/04/25	71,750	71,446,906
Ω	4.439%, 07/31/25	38,500	38,075,126
Province of Alberta
Ω	4.419%, 08/08/25	12,000	11,856,500
Province of British Columbia
	4.495%, 05/06/25	31,500	31,477,380
PSP Capital, Inc.
Ω	4.392%, 05/16/25	10,000	9,980,839
Ω	4.436%, 05/30/25	35,000	34,874,290
Ω	4.426%, 06/02/25	30,000	29,881,392
Ω	4.427%, 06/13/25	37,100	36,903,930
Ω	4.440%, 06/16/25	20,000	19,887,052
Ω	4.422%, 07/17/25	80,000	79,250,504
Ω	4.428%, 07/23/25	35,000	34,647,035
Ω	4.428%, 07/28/25	20,000	19,786,384
Royal Bank of Canada
Ω	4.457%, 07/14/25	20,000	19,819,376
TOTAL CANADA			630,865,040
FRANCE — (5.8%)
Caisse d'Amortissement de la Dette Sociale
Ω	4.413%, 05/02/25	50,000	49,987,990
Ω	4.428%, 06/05/25	18,050	17,971,916
		Face Amount^	Value†
		(000)

FRANCE — (Continued)
Caisse des Depots et Consignations
Ω	4.453%, 05/02/25	20,000	$19,995,208
Ω	4.450%, 06/04/25	51,000	50,784,561
Ω	4.454%, 06/05/25	40,000	39,826,160
Ω	4.459%, 06/12/25	10,000	9,948,006
Ω	4.404%, 07/14/25	25,000	24,772,657
Ω	4.429%, 07/21/25	35,000	34,652,198
Ω	4.449%, 07/24/25	7,500	7,422,762
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.418%, 06/10/25	24,000	23,881,447
Ω	4.417%, 06/12/25	23,000	22,880,807
Ω	4.453%, 06/16/25	15,750	15,660,759
Ω	4.485%, 06/18/25	15,000	14,911,392
Ω	4.517%, 06/20/25	15,750	15,653,164
Ω	4.417%, 07/11/25	77,000	76,331,640
Ω	4.431%, 07/17/25	43,750	43,338,606
Ω	4.503%, 07/21/25	26,000	25,742,974
Ω	4.423%, 07/23/25	39,000	38,605,059
TOTAL FRANCE			532,367,306
GERMANY — (5.0%)
Erste Abwicklungsanstalt
Ω	4.424%, 05/07/25	20,000	19,983,200
Ω	4.438%, 05/22/25	55,000	54,854,398
Ω	4.447%, 05/29/25	50,000	49,825,590
Ω	4.429%, 06/03/25	45,000	44,815,918
Ω	4.458%, 06/05/25	27,000	26,883,036
Ω	4.454%, 06/30/25	15,000	14,889,446
NRW Bank
Ω	4.404%, 05/07/25	26,025	26,003,436
Ω	4.432%, 05/27/25	68,550	68,332,011
Ω	4.428%, 05/28/25	32,500	32,392,822
Ω	4.428%, 06/05/25	20,000	19,915,200
Ω	4.432%, 06/16/25	100,000	99,446,440
TOTAL GERMANY			457,341,497
NETHERLANDS — (0.6%)
BNG Bank NV
Ω	4.376%, 05/02/25	25,000	24,994,065
Nederlandse Waterschapsbank NV
Ω	4.414%, 07/31/25	26,250	25,961,967
TOTAL NETHERLANDS			50,956,032
NORWAY — (3.6%)
DNB Bank ASA
Ω	4.445%, 05/07/25	25,000	24,979,065
Ω	4.503%, 05/19/25	45,000	44,897,868
Ω	4.427%, 05/27/25	61,000	60,803,452
Ω	4.441%, 05/29/25	10,000	9,965,400

36

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

NORWAY — (Continued)
Ω	4.454%, 06/23/25	50,000	$49,675,890
Ω	4.473%, 07/14/25	30,000	29,729,361
Ω	4.477%, 07/17/25	25,000	24,765,425
Ω	4.481%, 07/18/25	25,000	24,762,410
Ω	4.446%, 07/21/25	15,000	14,852,019
Equinor ASA
Ω	4.428%, 06/30/25	50,000	49,628,095
TOTAL NORWAY			334,058,985
SINGAPORE — (3.4%)
DBS Bank Ltd.
Ω	4.449%, 05/14/25	30,000	29,949,528
Ω	4.449%, 05/15/25	28,000	27,949,519
Ω	4.443%, 05/19/25	50,000	49,885,725
Ω	4.451%, 05/23/25	35,000	34,903,088
Ω	4.447%, 05/27/25	5,000	4,983,735
Ω	4.449%, 05/29/25	45,000	44,842,707
Ω	4.447%, 05/30/25	22,000	21,920,433
Ω	4.500%, 07/28/25	25,250	24,976,585
Ω	4.500%, 07/29/25	9,000	8,901,450
Ω	4.498%, 08/12/25	20,000	19,745,640
United Overseas Bank Ltd.
Ω	4.459%, 06/24/25	46,500	46,189,194
TOTAL SINGAPORE			314,247,604
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.0%)
European Investment Bank
	4.404%, 06/23/25	25,000	24,839,050
	4.406%, 06/24/25	20,000	19,868,764
	4.419%, 07/17/25	50,000	49,535,035
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			94,242,849
SWEDEN — (2.6%)
Svensk Exportkredit AB
	4.310%, 05/08/25	45,000	44,956,935
	4.473%, 06/12/25	35,000	34,820,292
	4.409%, 06/13/25	19,000	18,900,161
	4.409%, 06/16/25	20,000	19,887,722
	4.409%, 06/25/25	50,000	49,665,555
	4.409%, 06/26/25	50,000	49,659,585
Svenska Handelsbanken AB
Ω	4.509%, 07/14/25	25,000	24,773,185
TOTAL SWEDEN			242,663,435
UNITED STATES — (9.1%)
Alphabet, Inc.
Ω	4.477%, 05/14/25	50,000	49,916,135
Ω	4.494%, 06/13/25	50,000	49,735,430
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Apple, Inc.
Ω	4.432%, 05/27/25		35,000	$34,886,810
Ω	4.424%, 06/06/25		51,500	51,271,587
Ω	4.425%, 06/09/25		40,000	39,808,296
Johnson & Johnson
Ω	4.369%, 06/25/25		40,750	40,474,893
National Securities Clearing Corp.
Ω	4.400%, 05/08/25		10,000	9,990,398
Ω	4.462%, 05/23/25		21,000	20,941,853
Ω	4.471%, 06/05/25		20,000	19,913,080
Ω	4.426%, 06/16/25		17,500	17,400,455
Ω	4.443%, 07/16/25		15,000	14,859,978
Ω	4.435%, 07/23/25		17,000	16,826,974
Ω	4.447%, 07/25/25		23,000	22,756,154
Nestle Finance International Ltd.
Ω	4.426%, 05/27/25		35,000	34,884,885
Ω	4.477%, 06/03/25		50,000	49,792,850
Ω	4.492%, 06/11/25		35,000	34,824,499
Ω	4.495%, 06/17/25		25,000	24,856,668
Ω	4.483%, 06/18/25		25,000	24,853,680
Ω	4.490%, 06/25/25		45,000	44,692,650
Ω	4.422%, 06/30/25		60,000	59,562,900
Novartis Finance Corp.
Ω	4.325%, 05/23/25		14,615	14,574,619
Ω	4.420%, 06/23/25		10,000	9,934,900
Sanofi SA
Ω	4.447%, 06/11/25		50,000	49,746,950
Walmart, Inc.
Ω	4.384%, 05/05/25		9,375	9,369,418
Ω	4.400%, 05/19/25		50,000	49,886,125
Ω	4.442%, 06/09/25		42,000	41,798,089
TOTAL UNITED STATES				837,560,276
TOTAL COMMERCIAL PAPER (Cost $3,669,429,778)				3,668,989,468
FOREIGN SOVEREIGN OBLIGATIONS — (10.6%)
CANADA — (7.3%)
Alberta Treasury Bills
∞	2.809%, 05/20/25	CAD	25,000	18,107,138
∞	2.827%, 05/27/25	CAD	2,000	1,447,802
∞	2.743%, 06/17/25	CAD	32,000	23,128,159
∞	2.735%, 06/24/25	CAD	32,000	23,115,857
∞	2.721%, 07/29/25	CAD	15,200	10,951,365
Canada Treasury Bills
∞	2.724%, 06/18/25	CAD	9,000	6,504,991
∞	2.690%, 07/16/25	CAD	31,000	22,361,106
∞	2.803%, 05/22/25	CAD	5,800	4,200,477
∞	2.715%, 07/02/25	CAD	41,300	29,820,721
∞	2.682%, 07/30/25	CAD	13,300	9,584,085

37

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
∞	2.766%, 06/04/25	CAD	49,400	$35,742,437
Ontario Treasury Bills
∞	3.104%, 05/07/25	CAD	16,000	11,599,942
∞	2.923%, 05/14/25	CAD	38,000	27,535,804
∞	2.797%, 05/21/25	CAD	31,500	22,813,851
∞	2.724%, 06/11/25	CAD	45,000	32,539,968
∞	2.685%, 06/25/25	CAD	44,741	32,318,606
	2.863%, 06/04/25	CAD	87,000	62,943,421
	2.717%, 07/09/25	CAD	82,725	59,694,494
Quebec Treasury Bills
∞	3.013%, 05/09/25	CAD	11,650	8,444,940
∞	2.842%, 05/23/25	CAD	60,800	44,026,856
∞	2.838%, 05/30/25	CAD	40,000	28,949,949
∞	2.708%, 06/13/25	CAD	35,000	25,304,294
∞	2.692%, 07/11/25	CAD	45,000	32,465,871
∞	2.705%, 07/25/25	CAD	25,000	18,017,917
	3.650%, 05/02/25	CAD	35,855	26,004,368
	2.826%, 05/16/25	CAD	35,000	25,357,863
	2.786%, 06/06/25	CAD	46,000	33,274,757
TOTAL CANADA				676,257,039
NEW ZEALAND — (0.3%)
New Zealand Local Government Funding Agency Bills
∞	2.895%, 05/26/25	NZD	33,000	19,549,845
∞	3.028%, 06/03/25	NZD	9,500	5,623,377
TOTAL NEW ZEALAND				25,173,222
		Face Amount^	Value†
		(000)

SINGAPORE — (3.0%)
Monetary Authority of Singapore Bills
∞ 3.071%, 05/02/25	SGD	130,500	$99,909,026
∞ 2.314%, 05/16/25	SGD	114,800	87,806,319
∞ 2.351%, 05/29/25	SGD	115,100	87,958,942
TOTAL SINGAPORE			275,674,287
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			977,104,548
TOTAL INVESTMENT SECURITIES (Cost $9,138,199,597)			9,181,374,846

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	21,812	252,252
TOTAL INVESTMENTS — (100.0%)
(Cost $9,138,451,849)			$9,181,627,098
As of April 30, 2025, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	108,312,883	USD	76,897,921	Citibank, N.A.	05/09/25	$1,700,811
NOK	107,391,324	USD	10,046,066	State Street Bank and Trust	05/09/25	276,662
CAD	21,360,359	USD	14,804,819	Citibank, N.A.	05/12/25	697,923
CAD	35,644,742	USD	24,968,350	Bank of New York Mellon	05/13/25	902,874
CAD	2,073,598	USD	1,455,789	Citibank, N.A.	05/13/25	49,244
SGD	121,785,107	USD	90,737,028	Citibank, N.A.	05/14/25	2,552,652
SGD	120,733,387	USD	89,970,857	State Street Bank and Trust	05/14/25	2,513,186
GBP	16,039,807	USD	20,650,114	Royal Bank of Canada	05/19/25	727,027
GBP	99,830,418	USD	128,838,742	Societe Generale	05/19/25	4,210,796
CAD	42,107,045	USD	29,489,349	Bank of New York Mellon	05/21/25	1,084,386
CAD	8,971,385	USD	6,493,443	HSBC Bank	05/21/25	20,639
CAD	59,872,595	USD	41,910,483	State Street Bank and Trust	05/21/25	1,562,737
NZD	101,717,985	USD	60,353,868	Citibank, N.A.	05/22/25	100,875

38

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	164,416,348	USD	97,608,182	Citibank, N.A.	06/09/25	$164,080
Total Appreciation						$16,563,892
USD	9,167,018	NZD	16,305,658	Bank of America Corp.	05/05/25	$(519,351)
USD	11,537,931	NZD	20,268,455	Citibank, N.A.	05/05/25	(502,536)
USD	32,553,562	NZD	57,473,433	HSBC Bank	05/05/25	(1,588,508)
USD	89,909,008	CAD	126,849,508	HSBC Bank	05/07/25	(2,131,913)
USD	6,874,342	CAD	9,527,862	Citibank, N.A.	05/08/25	(39,339)
USD	73,034,997	SGD	98,310,000	Royal Bank of Canada	05/08/25	(2,247,318)
USD	34,976,982	CAD	49,712,574	Royal Bank of Canada	05/08/25	(1,095,844)
USD	33,395,396	CAD	47,369,089	Societe Generale	05/08/25	(976,931)
USD	9,550,189	NOK	107,391,324	Bank of America Corp.	05/09/25	(772,539)
USD	32,614,164	CAD	45,555,510	Bank of America Corp.	05/09/25	(443,818)
USD	73,032,230	SGD	98,310,000	Royal Bank of Canada	05/09/25	(2,254,229)
USD	90,806,782	CAD	129,151,308	Royal Bank of Canada	05/09/25	(2,913,640)
USD	27,018,619	CAD	37,469,694	State Street Bank and Trust	05/09/25	(171,779)
USD	109,604,656	AUD	174,452,620	Societe Generale	05/12/25	(2,150,853)
USD	94,575,857	CAD	135,066,335	UBS AG	05/12/25	(3,451,457)
USD	92,687,036	CAD	132,409,666	Citibank, N.A.	05/13/25	(3,416,905)
USD	29,162,745	CAD	40,386,761	State Street Bank and Trust	05/13/25	(150,273)
USD	130,133,986	SGD	175,732,804	Bank of America Corp.	05/14/25	(4,480,645)
USD	85,336,606	SGD	114,113,901	Royal Bank of Canada	05/14/25	(2,076,787)
USD	85,393,770	SGD	114,403,537	State Street Bank and Trust	05/14/25	(2,241,489)
USD	90,211,483	CAD	128,463,605	Societe Generale	05/16/25	(3,042,243)
USD	144,409,038	GBP	115,870,225	Citibank, N.A.	05/19/25	(10,017,640)
USD	2,630,699	CAD	3,729,434	Royal Bank of Canada	05/21/25	(77,226)
USD	22,457,253	CAD	32,091,798	Societe Generale	05/21/25	(844,457)
USD	140,571,042	CAD	198,988,196	State Street Bank and Trust	05/21/25	(3,913,386)
USD	4,450,666	CAD	6,446,545	UBS AG	05/21/25	(230,141)
USD	18,817,820	NZD	33,481,503	Australia and New Zealand Bank	05/22/25	(1,081,470)
USD	18,776,514	NZD	32,880,246	Bank of America Corp.	05/22/25	(765,426)
USD	32,234,675	NZD	56,683,354	State Street Bank and Trust	05/22/25	(1,454,329)
USD	75,779,988	SEK	732,808,171	Royal Bank of Canada	06/05/25	(179,754)
USD	92,057,256	NZD	164,416,348	Bank of America Corp.	06/09/25	(5,715,006)
USD	88,898,737	CAD	125,712,726	Societe Generale	06/09/25	(2,467,893)
USD	89,813,241	CAD	124,057,333	Societe Generale	06/13/25	(368,803)
USD	92,832,296	CAD	128,389,897	Citibank, N.A.	06/16/25	(513,648)
USD	107,938,712	AUD	170,318,946	State Street Bank and Trust	06/18/25	(1,215,351)
USD	89,632,645	CAD	124,273,271	Citibank, N.A.	06/20/25	(738,886)
USD	88,709,245	CAD	126,795,539	Australia and New Zealand Bank	06/30/25	(3,543,909)
USD	110,282,984	AUD	181,470,954	Bank of New York Mellon	07/07/25	(6,045,058)
USD	108,918,673	AUD	175,818,826	State Street Bank and Trust	07/11/25	(3,791,860)
USD	111,104,336	AUD	174,545,059	Societe Generale	07/16/25	(796,667)
USD	94,561,909	AUD	148,207,865	Citibank, N.A.	07/21/25	(460,266)
USD	76,457,316	SEK	738,936,568	Royal Bank of Canada	07/22/25	(354,854)
USD	108,628,536	AUD	169,928,780	State Street Bank and Trust	07/28/25	(329,401)
USD	3,008,772	AUD	4,698,730	Citibank, N.A.	07/29/25	(4,081)
Total (Depreciation)						$(81,577,909)
Total Appreciation (Depreciation)						$(65,014,017)

39

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
As of April 30, 2025, the value of Rule 144A securities amounted to $3,853,353,115 or 41.5% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$25,957,230	—	$25,957,230
Bonds
Australia	—	812,601,787	—	812,601,787
Canada	—	475,298,352	—	475,298,352
Finland	—	42,929,341	—	42,929,341
France	—	86,032,898	—	86,032,898
Germany	—	28,320,149	—	28,320,149
Netherlands	—	277,898,850	—	277,898,850
New Zealand	—	42,812,930	—	42,812,930
Norway	—	213,744,794	—	213,744,794
Singapore	—	143,819,985	—	143,819,985
Supranational Organization Obligations	—	1,062,768,868	—	1,062,768,868
Sweden	—	221,029,680	—	221,029,680
United States	—	130,496,077	—	130,496,077
U.S. Treasury Obligations	—	971,569,889	—	971,569,889
Commercial Paper	—	3,668,989,468	—	3,668,989,468
Foreign Sovereign Obligations	—	977,104,548	—	977,104,548
Securities Lending Collateral	—	252,252	—	252,252
Total Investments in Securities	—	$9,181,627,098	—	$9,181,627,098
Financial Instruments
Assets
Forward Currency Contracts**	—	16,563,892	—	16,563,892
Liabilities
Forward Currency Contracts**	—	(81,577,909)	—	(81,577,909)
Total Financial Instruments	—	$(65,014,017)	—	$(65,014,017)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
40

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (100.0%)
AUSTRALIA — (8.0%)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	14,000	$7,974,170
1.750%, 03/20/34	AUD	6,000	3,013,302
4.750%, 02/20/35	AUD	5,000	3,187,954
4.750%, 02/20/37	AUD	7,400	4,587,299
Queensland Treasury Corp.
3.500%, 08/21/30	AUD	11,000	6,884,979
1.750%, 08/21/31	AUD	3,000	1,660,229
1.750%, 07/20/34	AUD	7,000	3,457,901
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	3,000	1,614,648
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	5,000	3,140,617
2.250%, 11/20/34	AUD	51,500	26,269,599
2.000%, 09/17/35	AUD	11,000	5,319,346
2.000%, 11/20/37	AUD	4,200	1,874,286
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	10,000	5,097,370
TOTAL AUSTRALIA			74,081,700
BELGIUM — (3.9%)
Kingdom of Belgium Government Bonds
1.900%, 06/22/38	EUR	23,500	22,651,052
2.750%, 04/22/39	EUR	7,500	7,932,644
Ministeries Van de Vlaamse Gemeenschap
3.125%, 06/22/34	EUR	5,000	5,679,778
TOTAL BELGIUM			36,263,474
CANADA — (18.4%)
CPPIB Capital, Inc.
1.500%, 03/04/33	EUR	31,520	32,337,129
0.750%, 02/02/37	EUR	2,000	1,728,048
Ontario Teachers' Finance Trust
1.850%, 05/03/32	EUR	13,000	13,796,218
Province of British Columbia
1.550%, 06/18/31	CAD	25,000	16,520,383
3.550%, 06/18/33	CAD	16,000	11,631,510
3.400%, 05/24/39	EUR	7,500	8,509,166
Province of Manitoba
4.250%, 06/02/34	CAD	4,000	3,023,647
Province of Ontario
3.750%, 06/02/32	CAD	39,000	29,052,256
		Face Amount^	Value†
		(000)
CANADA — (Continued)
3.650%, 06/02/33	CAD	4,800	$3,519,814
4.150%, 06/02/34	CAD	6,000	4,521,326
Province of Quebec
1.500%, 09/01/31	CAD	21,000	13,767,598
3.600%, 09/01/33	CAD	3,000	2,185,108
4.450%, 09/01/34	CAD	9,000	6,910,859
5.750%, 12/01/36	CAD	5,400	4,562,072
Province of Saskatchewan
3.300%, 05/08/34	EUR	10,000	11,519,844
PSP Capital, Inc.
3.250%, 07/02/34	EUR	5,000	5,737,665
TOTAL CANADA			169,322,643
DENMARK — (0.9%)
Denmark Government Bonds
2.250%, 11/15/33	DKK	55,000	8,394,825
FINLAND — (7.1%)
Finland Government Bonds
1.125%, 04/15/34	EUR	38,000	37,319,880
Kuntarahoitus OYJ
1.250%, 02/23/33	EUR	28,011	28,399,752
TOTAL FINLAND			65,719,632
FRANCE — (20.0%)
Agence France Locale
3.125%, 03/20/34	EUR	5,000	5,659,313
French Republic Government Bonds OAT
3.500%, 11/25/33	EUR	64,000	75,252,377
1.250%, 05/25/34	EUR	69,000	67,130,175
4.750%, 04/25/35	EUR	23,000	29,612,146
1.750%, 06/25/39	EUR	3,000	2,755,070
UNEDIC ASSEO
1.250%, 05/25/33	EUR	3,400	3,392,077
TOTAL FRANCE			183,801,158
GERMANY — (2.4%)
Deutsche Bahn Finance GmbH
1.625%, 08/16/33	EUR	4,773	4,920,873
Kreditanstalt fuer Wiederaufbau
0.050%, 09/29/34	EUR	10,000	8,829,732
2.600%, 06/20/37	JPY	1,056,000	8,588,574
TOTAL GERMANY			22,339,179

41

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
NETHERLANDS — (1.8%)
BNG Bank NV
3.300%, 04/26/29	AUD	19,600	$12,278,703
1.250%, 03/30/37	EUR	4,500	4,151,579
TOTAL NETHERLANDS			16,430,282
NEW ZEALAND — (4.7%)
New Zealand Government Bonds
4.250%, 05/15/34	NZD	35,000	20,631,576
2.750%, 04/15/37	NZD	24,200	11,867,401
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	10,000	5,470,972
3.000%, 05/15/35	NZD	5,000	2,516,287
2.000%, 04/15/37	NZD	6,000	2,567,198
TOTAL NEW ZEALAND			43,053,434
NORWAY — (3.3%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	28,305,568
1.625%, 02/17/35	EUR	2,000	1,938,255
TOTAL NORWAY			30,243,823
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.5%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	13,266,560
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	15,000	9,371,505
0.150%, 10/10/34	EUR	30,000	26,286,403
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	$30,414,521
European Investment Bank
3.875%, 06/08/37	GBP	4,250	5,214,281
European Stability Mechanism
1.200%, 05/23/33	EUR	11,700	11,860,126
European Union
1.250%, 04/04/33	EUR	7,200	7,310,810
3.375%, 10/04/38	EUR	16,500	18,739,922
3.375%, 10/04/39	EUR	1,000	1,125,899
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	9,805,127
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			133,395,154
UNITED KINGDOM — (15.0%)
U.K. Gilts
4.500%, 03/07/35	GBP	24,750	33,109,777
0.625%, 07/31/35	GBP	114,600	105,083,989
TOTAL UNITED KINGDOM			138,193,766
TOTAL BONDS Cost ($1,005,244,716)			921,239,070
TOTAL INVESTMENTS — (100.0%)
(Cost $1,005,244,716)			$921,239,070
As of April 30, 2025, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	6,385,181	USD	6,922,232	Bank of New York Mellon	05/14/25	$315,160
EUR	4,053,079	USD	4,449,880	Barclays Capital	05/14/25	144,152
EUR	5,000,000	USD	5,420,079	State Street Bank and Trust	05/14/25	247,256
EUR	12,765,124	USD	13,986,083	UBS AG	05/14/25	482,765
CAD	1,919,765	USD	1,340,339	Bank of America Corp.	05/15/25	53,179
CAD	2,285,336	USD	1,652,028	Citibank, N.A.	05/15/25	6,850
CAD	1,570,494	USD	1,107,620	Bank of New York Mellon	05/16/25	32,425
CAD	4,132,845	USD	2,915,012	Citibank, N.A.	05/16/25	85,084
SGD	45,468,501	USD	34,269,399	Bank of America Corp.	05/22/25	576,129
SGD	4,804,434	USD	3,607,843	Societe Generale	05/22/25	74,114

42

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,048,743	JPY	433,692,907	Citibank, N.A.	05/27/25	$6,962
GBP	2,164,038	USD	2,811,059	Societe Generale	06/02/25	73,268
GBP	8,000,000	USD	10,320,030	State Street Bank and Trust	06/02/25	342,728
USD	1,800,924	GBP	1,350,826	Bank of New York Mellon	06/09/25	427
USD	82,670,811	EUR	72,476,213	Royal Bank of Canada	06/20/25	333,845
USD	100,860	DKK	660,963	Citibank, N.A.	07/02/25	116
USD	80,025,415	EUR	69,791,594	Societe Generale	07/24/25	567,249
USD	43,465,048	NZD	72,433,876	State Street Bank and Trust	07/25/25	327,657
Total Appreciation						$3,669,366
USD	19,228,960	EUR	18,404,846	Bank of America Corp.	05/14/25	$(1,632,327)
USD	73,035,964	EUR	70,415,012	Citibank, N.A.	05/14/25	(6,777,134)
USD	13,927,999	EUR	13,209,302	Royal Bank of Canada	05/14/25	(1,044,310)
USD	1,234,378	CAD	1,786,508	State Street Bank and Trust	05/15/25	(62,412)
USD	47,712,981	CAD	67,934,219	UBS AG	05/15/25	(1,599,079)
USD	1,628,300	CAD	2,326,700	Citibank, N.A.	05/16/25	(60,687)
USD	48,265,363	CAD	68,697,303	Societe Generale	05/16/25	(1,603,075)
USD	958,126	CAD	1,364,741	State Street Bank and Trust	05/16/25	(32,560)
USD	387,958	SGD	517,185	Royal Bank of Canada	05/22/25	(8,395)
USD	37,195,242	SGD	49,755,750	State Street Bank and Trust	05/22/25	(935,889)
USD	17,877,079	JPY	2,667,716,706	Societe Generale	05/27/25	(833,425)
USD	277,976	JPY	40,868,931	State Street Bank and Trust	05/27/25	(8,666)
USD	71,206,505	GBP	55,222,591	Citibank, N.A.	06/02/25	(2,396,635)
USD	50,447,666	GBP	39,517,036	Barclays Capital	06/09/25	(2,224,022)
USD	2,014,371	GBP	1,520,185	Societe Generale	06/09/25	(11,861)
USD	54,209,094	GBP	41,829,770	Barclays Capital	06/20/25	(1,547,887)
USD	79,315,351	EUR	72,952,775	Bank of New York Mellon	07/01/25	(3,621,078)
USD	91,898,633	AUD	146,927,089	Australia and New Zealand Bank	07/02/25	(2,279,890)
USD	7,924,418	DKK	54,511,558	Bank of America Corp.	07/02/25	(384,241)
USD	1,199,052	AUD	1,979,101	Bank of America Corp.	07/02/25	(69,528)
USD	91,496	DKK	625,508	Citibank, N.A.	07/02/25	(3,844)
USD	75,895,525	EUR	70,042,701	Royal Bank of Canada	07/02/25	(3,737,656)
USD	5,830,123	EUR	5,145,582	State Street Bank and Trust	07/02/25	(20,009)
EUR	6,864,137	USD	7,836,045	State Street Bank and Trust	07/02/25	(32,048)
USD	77,661,702	EUR	71,557,457	State Street Bank and Trust	07/03/25	(3,698,823)
Total (Depreciation)						$(34,625,481)
Total Appreciation (Depreciation)						$(30,956,115)
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$74,081,700	—	$74,081,700
Belgium	—	36,263,474	—	36,263,474
Canada	—	169,322,643	—	169,322,643
Denmark	—	8,394,825	—	8,394,825
Finland	—	65,719,632	—	65,719,632

43

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$183,801,158	—	$183,801,158
Germany	—	22,339,179	—	22,339,179
Netherlands	—	16,430,282	—	16,430,282
New Zealand	—	43,053,434	—	43,053,434
Norway	—	30,243,823	—	30,243,823
Supranational Organization Obligations	—	133,395,154	—	133,395,154
United Kingdom	—	138,193,766	—	138,193,766
Total Investments in Securities	—	$921,239,070	—	$921,239,070
Financial Instruments
Assets
Forward Currency Contracts**	—	3,669,366	—	3,669,366
Liabilities
Forward Currency Contracts**	—	(34,625,481)	—	(34,625,481)
Total Financial Instruments	—	$(30,956,115)	—	$(30,956,115)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
44

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (36.3%)
Federal Home Loan Bank Discount Notes
∞	4.230%, 05/02/25	89,000	$88,979,085
∞	4.233%, 05/07/25	27,000	26,977,793
∞	4.230%, 05/09/25	34,000	33,964,045
∞	4.230%, 05/21/25	61,625	61,472,940
∞	4.230%, 05/28/25	56,000	55,815,760
∞	4.244%, 05/30/25	17,000	16,940,075
∞	4.229%, 06/04/25	44,825	44,642,836
∞	4.232%, 06/11/25	84,500	84,087,921
∞	4.233%, 06/13/25	58,000	57,703,684
∞	4.210%, 06/18/25	77,500	77,059,069
∞	4.240%, 06/27/25	39,300	39,035,337
∞	4.140%, 07/16/25	51,000	50,548,395
TOTAL AGENCY OBLIGATIONS			637,226,940
U.S. TREASURY OBLIGATIONS — (58.9%)
U.S. Treasury Bills
∞	4.195%, 05/06/25	57,500	57,466,426
∞	4.201%, 05/08/25	67,250	67,195,014
∞	4.215%, 05/15/25	42,575	42,505,212
∞	4.081%, 05/27/25	66,700	66,496,386
∞	4.230%, 05/29/25	55,500	55,317,845
∞	4.140%, 06/10/25	52,125	51,880,657
∞	4.195%, 07/31/25	31,925	31,587,031
U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r)	4.370%, 07/31/25	147,375	147,377,623
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	4.395%, 04/30/26	27,475	27,479,988
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	4.405%, 04/30/27	130,175	130,210,305
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.415%, 10/31/25	146,700	146,750,984
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r)	4.427%, 07/31/26	51,675	51,713,558
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	4.450%, 10/31/26	11,000	11,009,896
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.490%, 01/31/26	148,700	148,873,444
TOTAL U.S. TREASURY OBLIGATIONS			1,035,864,369
TOTAL INVESTMENT SECURITIES (Cost $1,672,795,406)			1,673,091,309

45

DFA Short-Term Government Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (4.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	84,956,291	$84,956,291
TOTAL INVESTMENTS — (100.0%)
(Cost $1,757,751,697)			$1,758,047,600
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$637,226,940	—	$637,226,940
U.S. Treasury Obligations	—	1,035,864,369	—	1,035,864,369
Temporary Cash Investments	$84,956,291	—	—	84,956,291
Total Investments in Securities	$84,956,291	$1,673,091,309	—	$1,758,047,600
See accompanying Notes to Financial Statements.
46

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (29.7%)
Federal Home Loan Banks
4.375%, 03/13/26	6,080	$6,099,965
5.750%, 06/12/26	16,080	16,398,452
1.875%, 09/11/26	2,500	2,437,877
3.000%, 09/11/26	62,930	62,298,048
2.125%, 12/11/26	30,250	29,506,106
2.500%, 12/10/27	97,640	94,907,897
3.000%, 03/10/28	51,070	50,195,586
3.250%, 06/09/28	202,360	200,082,131
3.250%, 11/16/28	270,180	267,558,198
2.125%, 09/14/29	12,635	11,756,466
2.125%, 12/14/29	52,580	48,732,014
4.500%, 09/13/30	5,505	5,644,461
4.750%, 03/10/34	15,000	15,433,065
5.500%, 07/15/36	158,590	172,758,048
Tennessee Valley Authority
2.875%, 02/01/27	170,019	167,669,873
7.125%, 05/01/30	159,440	183,235,261
1.500%, 09/15/31	77,768	66,366,740
4.700%, 07/15/33	19,000	19,440,417
4.375%, 08/01/34	102,591	102,432,057
4.650%, 06/15/35	10,635	10,884,653
5.880%, 04/01/36	139,694	154,844,925
6.150%, 01/15/38	709	801,707
5.500%, 06/15/38	6,207	6,695,616
5.250%, 09/15/39	40,558	42,622,883
TOTAL AGENCY OBLIGATIONS		1,738,802,446
U.S. TREASURY OBLIGATIONS — (70.2%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,501,482
6.500%, 11/15/26	5,500	5,755,664
6.625%, 02/15/27	5,000	5,274,414
6.125%, 11/15/27	95,750	101,659,570
5.500%, 08/15/28	15,500	16,442,109
5.250%, 11/15/28	42,932	45,196,098
5.250%, 02/15/29	41,500	43,986,758
6.125%, 08/15/29	6,278	6,889,615
6.250%, 05/15/30	51,789	57,722,928
5.375%, 02/15/31	13,250	14,308,447
4.500%, 02/15/36	55,750	57,557,520
4.750%, 02/15/37	322,750	338,647,958
5.000%, 05/15/37	328,000	351,024,062
4.375%, 02/15/38	253,400	254,597,710
4.500%, 05/15/38	345,355	351,209,845
3.500%, 02/15/39	226,635	205,644,703
4.250%, 05/15/39	148,050	145,135,266
4.500%, 08/15/39	144,424	144,959,949
	Face Amount	Value†
	(000)

U.S. Treasury Notes
1.625%, 02/15/26	4,000	$3,925,677
2.250%, 03/31/26	8,000	7,880,313
2.375%, 04/30/26	13,000	12,806,828
1.625%, 05/15/26	18,375	17,956,107
2.125%, 05/31/26	25,000	24,541,016
1.875%, 06/30/26	22,750	22,246,123
1.875%, 07/31/26	12,500	12,209,961
1.500%, 08/15/26	65,000	63,138,867
1.375%, 08/31/26	11,000	10,660,977
1.625%, 09/30/26	19,000	18,453,750
1.625%, 10/31/26	31,000	30,065,156
2.000%, 11/15/26	35,550	34,643,197
1.500%, 01/31/27	5,000	4,818,359
2.250%, 02/15/27	8,500	8,295,137
1.125%, 02/28/27	10,250	9,799,561
0.625%, 03/31/27	5,000	4,725,781
2.375%, 05/15/27	5,250	5,123,467
0.500%, 05/31/27	7,000	6,566,875
0.500%, 06/30/27	7,250	6,785,547
0.375%, 07/31/27	3,000	2,792,578
2.250%, 08/15/27	15,850	15,387,502
0.500%, 08/31/27	5,000	4,656,641
0.375%, 09/30/27	5,000	4,630,859
0.500%, 10/31/27	7,000	6,485,938
2.250%, 11/15/27	5,000	4,838,281
0.625%, 11/30/27	5,000	4,637,305
2.750%, 02/15/28	19,750	19,312,568
1.125%, 02/29/28	5,000	4,671,289
1.250%, 03/31/28	5,000	4,678,320
1.250%, 04/30/28	37,000	34,551,641
2.875%, 05/15/28	88,000	86,171,250
1.250%, 06/30/28	13,500	12,557,637
1.000%, 07/31/28	6,000	5,523,984
2.875%, 08/15/28	10,750	10,506,445
1.250%, 09/30/28	25,000	23,111,328
1.375%, 10/31/28	37,875	35,096,514
3.125%, 11/15/28	21,000	20,649,727
2.625%, 02/15/29	129,000	124,348,945
2.375%, 05/15/29	191,500	182,336,426
1.625%, 08/15/29	44,700	41,160,668
3.875%, 09/30/29	10,000	10,074,219
4.000%, 10/31/29	38,250	38,722,149
1.750%, 11/15/29	44,250	40,744,570
3.875%, 11/30/29	91,750	92,409,453
3.875%, 12/31/29	86,250	86,873,291
3.500%, 01/31/30	26,000	25,755,234
1.500%, 02/15/30	38,400	34,704,000
4.000%, 02/28/30	38,000	38,492,813
3.625%, 03/31/30	15,000	14,930,273

47

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

3.500%, 04/30/30	17,425	$17,237,817
0.625%, 05/15/30	152,050	130,477,906
3.750%, 05/31/30	21,500	21,508,398
3.750%, 06/30/30	20,000	20,000,000
4.000%, 07/31/30	27,000	27,309,023
0.625%, 08/15/30	125,000	106,303,711
4.125%, 08/31/30	10,000	10,169,531
4.625%, 09/30/30	18,500	19,258,066
4.875%, 10/31/30	18,000	18,958,359
4.375%, 11/30/30	8,400	8,640,188
3.750%, 12/31/30	15,000	14,950,781
4.000%, 01/31/31	12,125	12,234,409
1.250%, 08/15/31	162,750	139,011,386
1.375%, 11/15/31	7,500	6,409,277
4.125%, 11/30/31	6,000	6,074,766
4.375%, 01/31/32	15,000	15,399,609
2.875%, 05/15/32	16,000	14,950,625
3.500%, 02/15/33	35,000	33,814,648
4.500%, 11/15/33	8,000	8,245,625
TOTAL U.S. TREASURY OBLIGATIONS		4,120,922,770
TOTAL INVESTMENT SECURITIES (Cost $6,123,657,476)		5,859,725,216

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	7,865,254	$7,865,254
TOTAL INVESTMENTS — (100.0%)
(Cost $6,131,522,730)			$5,867,590,470
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,738,802,446	—	$1,738,802,446
U.S. Treasury Obligations	—	4,120,922,770	—	4,120,922,770
Temporary Cash Investments	$7,865,254	—	—	7,865,254
Total Investments in Securities	$7,865,254	$5,859,725,216	—	$5,867,590,470
See accompanying Notes to Financial Statements.
48

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (70.4%)
AbbVie, Inc.
	3.600%, 05/14/25		10,118	$10,113,952
	4.800%, 03/15/29		9,841	10,036,181
	3.200%, 11/21/29		800	762,543
ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	1,000	1,016,568
	4.250%, 02/21/30	EUR	18,900	22,432,730
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25		13,220	13,239,736
	4.450%, 10/01/25		1,800	1,796,607
#	1.750%, 01/30/26		16,100	15,739,973
	4.450%, 04/03/26		410	408,151
AES Corp.
	1.375%, 01/15/26		8,849	8,628,887
Affiliated Managers Group, Inc.
	3.500%, 08/01/25		3,712	3,699,274
Aircastle Ltd.
#Ω	5.250%, 08/11/25		1,375	1,372,829
Alimentation Couche-Tard, Inc.
#Ω	2.950%, 01/25/30		500	462,164
Allstate Corp.
	5.050%, 06/24/29		300	306,365
Ally Financial, Inc.
	5.800%, 05/01/25		3,019	3,019,000
Alstom SA
Δ	0.000%, 01/11/29	EUR	2,100	2,127,922
Altria Group, Inc.
	2.350%, 05/06/25		8,200	8,196,796
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		16,150	16,137,227
American Express Co.
	3.950%, 08/01/25		10,577	10,555,654
American Express Co., SOFR + 0.650%, FRN
(r)	5.012%, 11/04/26		30,122	30,058,234
American Honda Finance Corp.
	5.650%, 11/15/28		400	415,725
#	4.900%, 03/13/29		230	233,379
American Honda Finance Corp., SOFR + 0.600%, FRN
#(r)	4.962%, 08/14/25		225	225,052
		Face Amount^	Value†
		(000)
American Honda Finance Corp., SOFR + 0.710%, FRN
(r) 5.087%, 01/09/26		2,767	$2,768,721
(r) 5.087%, 07/09/27		10,808	10,777,804
American Honda Finance Corp., SOFR + 0.720%, FRN
(r) 5.098%, 10/22/27		3,154	3,135,140
American National Group, Inc.
5.750%, 10/01/29		4,300	4,370,096
American Tower Corp.
4.000%, 06/01/25		8,679	8,670,011
1.300%, 09/15/25		1,100	1,085,832
1.600%, 04/15/26		830	806,278
0.875%, 05/21/29	EUR	830	864,546
Ameriprise Financial, Inc.
5.700%, 12/15/28		2,415	2,529,043
Amgen, Inc.
3.125%, 05/01/25		1,561	1,561,000
Amphenol Corp.
5.050%, 04/05/29		400	410,996
Anheuser-Busch InBev SA
4.000%, 09/24/25	GBP	1,155	1,533,793
APA Infrastructure Ltd.
0.750%, 03/15/29	EUR	2,800	2,918,416
Appalachian Power Co.
3.400%, 06/01/25		1,390	1,387,371
ArcelorMittal SA
6.125%, 06/01/25		1,000	999,013
3.125%, 12/13/28	EUR	8,920	10,094,012
ARES Capital Corp.
3.250%, 07/15/25		16,869	16,814,479
5.875%, 03/01/29		200	201,358
5.950%, 07/15/29		11,400	11,540,046
Arrow Electronics, Inc.
5.150%, 08/21/29		8,100	8,166,283
Asian Development Bank, SOFR + 0.300%, FRN
(r) 4.669%, 06/20/28		27,700	27,667,627
Asian Development Bank, SOFR + 1.000%, FRN
(r) 5.368%, 06/16/26		26,800	27,022,708
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	800	498,343

49

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.981%, 08/16/27		6,000	$6,040,931
AstraZeneca PLC
	4.000%, 01/17/29		564	561,001
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.800%, FRN
(r)	5.021%, 02/05/27	AUD	4,718	3,030,819
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.830%, FRN
(r)	4.955%, 03/31/26	AUD	10,300	6,620,363
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.920%, FRN
(r)	5.148%, 11/04/25	AUD	7,000	4,495,554
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.970%, FRN
(r)	5.174%, 05/12/27	AUD	500	322,136
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.931%, 03/18/26		18,706	18,717,591
Australia & New Zealand Banking Group Ltd., SOFR + 0.650%, FRN
(r)Ω	5.027%, 09/30/27		24,947	24,941,586
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	5.057%, 07/16/27		20,000	20,048,630
(r)	5.057%, 07/16/27		7,100	7,117,264
Australia & New Zealand Banking Group Ltd., SOFR + 0.750%, FRN
(r)Ω	5.128%, 07/03/25		11,820	11,829,897
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	5.188%, 01/18/27		20,000	20,073,800
Australia & New Zealand Banking Group Ltd., SOFR + 0.850%, FRN
(r)Ω	5.219%, 12/16/29		2,250	2,265,901
Autodesk, Inc.
	4.375%, 06/15/25		4,900	4,896,138
Autoliv, Inc.
	3.625%, 08/07/29	EUR	2,460	2,841,704
Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	3,240	3,508,144
			Face Amount^	Value†
			(000)
AvalonBay Communities, Inc.
	3.450%, 06/01/25		5,362	$5,352,838
Aviation Capital Group LLC
Ω	4.125%, 08/01/25		12,800	12,765,104
	6.750%, 10/25/28		1,900	2,008,490
Ω	5.375%, 07/15/29		400	403,768
Ayvens Bank NV
	2.125%, 05/06/25	EUR	4,500	5,098,036
Ayvens SA
	3.875%, 07/16/29	EUR	12,200	14,242,448
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
#	3.138%, 11/07/29		200	189,080
Banco BPM SpA
	3.375%, 01/21/30	EUR	6,350	7,252,372
Banco Santander SA
	5.147%, 08/18/25		1,200	1,199,733
Bank of America Corp.
	3.875%, 08/01/25		1,176	1,173,947
Bank of America NA, SOFR + 0.780%, FRN
(r)	5.144%, 08/18/25		420	420,293
Bank of Montreal
	1.850%, 05/01/25		6,905	6,905,000
Bank of Montreal, SOFR + 0.620%, FRN
(r)	4.989%, 09/15/26		1,545	1,543,150
Bank of Montreal, SOFR + 1.160%, FRN
(r)	5.529%, 12/11/26		6,300	6,346,364
Bank of Montreal, SOFR + 1.330%, FRN
(r)	5.697%, 06/05/26		6,000	6,043,799
Bank of New Zealand
Ω	1.000%, 03/03/26		20	19,473
Bank of Nova Scotia
	5.450%, 08/01/29		400	414,423
Bank of Nova Scotia, SOFR + 1.090%, FRN
#(r)	5.458%, 06/12/25		25,933	25,956,483
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	3,700	4,107,716
Banque Federative du Credit Mutuel SA, SOFR + 1.070%, FRN
(r)Ω	5.433%, 02/16/28		8,200	8,180,714
Banque Federative du Credit Mutuel SA, SOFR + 1.130%, FRN
(r)Ω	5.510%, 01/23/27		8,670	8,699,131

50

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)Ω	5.776%, 07/13/26		3,850	$3,893,349
Barclays PLC
	4.375%, 01/12/26		5,380	5,366,809
BAT International Finance PLC
	1.668%, 03/25/26		9,826	9,562,565
	5.931%, 02/02/29		800	836,957
Baxter International, Inc.
	1.300%, 05/30/25	EUR	850	962,042
Bayer AG
	4.250%, 08/26/29	EUR	970	1,150,859
Bayer U.S. Finance LLC
#Ω	6.250%, 01/21/29		3,100	3,231,481
Becton Dickinson & Co.
	3.020%, 05/24/25	GBP	2,000	2,661,523
Belfius Bank SA
	0.010%, 10/15/25	EUR	5,000	5,607,871
	3.750%, 01/22/29	EUR	4,500	5,224,121
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	4.928%, 04/02/26		8,900	8,885,621
BMW U.S. Capital LLC, SOFR + 0.620%, FRN
(r)Ω	4.982%, 08/11/25		31,650	31,660,522
BNG Bank NV, SOFR + 1.000%, FRN
(r)	5.361%, 08/05/26		20,000	20,170,017
BNP Paribas SA
	1.375%, 05/28/29	EUR	3,500	3,711,218
	3.625%, 09/01/29	EUR	3,400	3,938,031
Boardwalk Pipelines LP
	5.950%, 06/01/26		2,123	2,150,493
Boeing Co.
	3.100%, 05/01/26		5,910	5,809,824
	3.200%, 03/01/29		400	377,573
	2.950%, 02/01/30		600	550,522
Boston Properties LP
	4.500%, 12/01/28		600	591,214
	3.400%, 06/21/29		13,885	13,015,235
BP Capital Markets PLC
	1.637%, 06/26/29	EUR	7,600	8,223,951
Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.853%, 02/20/26		10,750	10,749,128
British Telecommunications PLC
Ω	3.250%, 11/08/29		200	189,757
Brookfield Finance, Inc.
#	4.850%, 03/29/29		100	100,539
Brunswick Corp.
	5.850%, 03/18/29		130	131,702
			Face Amount^	Value†
			(000)
	Bunge Ltd. Finance Corp.
	1.630%, 08/17/25		1,753	$1,736,653
	Cadent Finance PLC
	0.625%, 03/19/30	EUR	1,900	1,913,274
	Caisse d'Amortissement de la Dette Sociale
	3.000%, 05/17/25		282	281,802
	Canada Government Bonds
	3.750%, 05/01/25	CAD	35,300	25,609,272
	2.250%, 06/01/25	CAD	10,000	7,250,617
	3.500%, 08/01/25	CAD	35,500	25,805,868
	Canada Housing Trust No. 1
Ω	0.950%, 06/15/25	CAD	59,500	43,064,776
	Canadian Imperial Bank of Commerce
	3.945%, 08/04/25		9,910	9,890,368
#	5.260%, 04/08/29		800	821,019
	3.807%, 07/09/29	EUR	2,300	2,695,972
	Canadian Imperial Bank of Commerce, SOFR + 1.220%, FRN
(r)	5.598%, 10/02/26		4,600	4,627,805
	Canadian Natural Resources Ltd.
	2.050%, 07/15/25		8,109	8,060,809
	Cardinal Health, Inc.
	5.000%, 11/15/29		1,440	1,463,964
	Castellum Helsinki Finance Holding Abp
	0.875%, 09/17/29	EUR	920	931,385
	Caterpillar Financial Services Corp.
	3.400%, 05/13/25		3,419	3,417,623
	3.650%, 08/12/25		1,130	1,126,869
	Caterpillar Financial Services Corp., SOFR + 0.455%, FRN
(r)	4.817%, 08/11/25		34,000	34,011,838
	Caterpillar Financial Services Corp., SOFR + 0.460%, FRN
(r)	4.824%, 02/27/26		3,800	3,800,305
	Caterpillar Financial Services Corp., SOFR + 0.520%, FRN
(r)	4.882%, 05/14/27		7,858	7,845,742
	CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	4.762%, 05/19/25		22,500	22,502,137
(r)	4.762%, 05/19/25		6,340	6,340,602

51

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Cellnex Telecom SA
1.875%, 06/26/29	EUR	3,500	$3,796,009
Charles Schwab Corp., SOFR + 0.520%, FRN
(r) 4.881%, 05/13/26		26,530	26,506,813
Charles Schwab Corp., SOFR + 1.050%, FRN
(r) 5.418%, 03/03/27		15,000	15,072,150
Charles Schwab Corp.
3.850%, 05/21/25		15,246	15,234,192
Choice Hotels International, Inc.
3.700%, 12/01/29		7,900	7,407,347
Chubb INA Holdings LLC
4.650%, 08/15/29		400	406,798
Cie Generale des Etablissements Michelin SCA
0.875%, 09/03/25	EUR	3,500	3,945,644
Cigna Group
5.000%, 05/15/29		14,500	14,788,180
Citigroup, Inc.
3.400%, 05/01/26		2,009	1,989,600
Citizens Financial Group, Inc.
2.500%, 02/06/30		3,960	3,539,497
CK Hutchison Europe Finance 21 Ltd.
0.750%, 11/02/29	EUR	5,400	5,475,495
CNH Industrial Capital LLC
3.950%, 05/23/25		18,240	18,230,903
CNH Industrial Finance Europe SA
1.625%, 07/03/29	EUR	100	107,077
CNO Financial Group, Inc.
5.250%, 05/30/25		6,709	6,708,604
5.250%, 05/30/29		12,509	12,518,369
Comcast Corp.
4.550%, 01/15/29		400	404,309
Commonwealth Bank of Australia, 3M Swap + 0.700%, FRN
(r) 4.748%, 01/14/27	AUD	5,400	3,464,228
Commonwealth Bank of Australia, 3M Swap + 0.750%, FRN
(r) 4.924%, 08/17/26	AUD	3,000	1,926,935
Commonwealth Bank of Australia, 3M Swap + 0.950%, FRN
(r) 5.124%, 08/17/28	AUD	6,500	4,181,021
			Face Amount^	Value†
			(000)
	Commonwealth Bank of Australia, 3M Swap + 1.020%, FRN
(r)	5.189%, 08/18/27	AUD	7,500	$4,838,476
	Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	4.998%, 09/12/25		19,900	19,920,472
	Commonwealth Bank of Australia, SOFR + 0.750%, FRN
(r)Ω	5.119%, 03/13/26		1,800	1,804,809
	Conagra Brands, Inc.
	4.600%, 11/01/25		1,809	1,807,461
	Constellation Energy Generation LLC
	3.250%, 06/01/25		40,500	40,420,756
	Continental AG
	3.500%, 10/01/29	EUR	3,690	4,262,255
	Cooperatieve Rabobank UA, 3M Swap + 0.730%, FRN
(r)	4.626%, 01/27/27	AUD	870	556,326
	Cooperatieve Rabobank UA, 3M Swap + 0.870%, FRN
(r)	4.987%, 02/26/27	AUD	21,400	13,726,416
	Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	5.147%, 02/26/29	AUD	2,700	1,733,498
	Cooperatieve Rabobank UA, 3M Swap + 1.150%, FRN
(r)	5.292%, 11/21/28	AUD	9,050	5,824,746
	Cooperatieve Rabobank UA, 3M Swap + 1.180%, FRN
(r)	5.132%, 01/19/28	AUD	21,400	13,859,793
	Cooperatieve Rabobank UA, SOFR + 0.600%, FRN
(r)	4.978%, 01/21/28		1,450	1,439,850
	Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.985%, 08/28/26		5,250	5,256,148
	Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	5.087%, 01/09/26		22,100	22,155,021
(r)	5.077%, 03/05/27		17,750	17,778,382

52

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Cooperatieve Rabobank UA, SOFR + 0.900%, FRN
(r)	5.277%, 10/05/26		2,500	$2,512,275
Council of Europe Development Bank
	3.000%, 06/16/25		800	798,459
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)Ω	5.617%, 03/11/26		1,517	1,529,803
(r)	5.617%, 03/11/26		4,550	4,588,402
Credit Agricole SA
	1.000%, 09/18/25	EUR	3,000	3,381,423
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.238%, 03/11/27		6,257	6,261,559
Credit Agricole SA, SOFR + 1.290%, FRN
(r)Ω	5.667%, 07/05/26		12,000	12,068,363
Criteria Caixa SA
	3.500%, 10/02/29	EUR	2,200	2,510,903
Crown Castle, Inc.
	4.900%, 09/01/29		200	200,484
CSX Corp.
	4.250%, 03/15/29		400	399,113
CVS Health Corp.
	3.875%, 07/20/25		13,400	13,364,849
	5.000%, 01/30/29		22	22,242
Czech Gas Networks Investments SARL
	0.450%, 09/08/29	EUR	880	887,328
Daimler Truck Finance Canada, Inc.
	5.180%, 09/19/25	CAD	3,800	2,776,211
Daimler Truck Finance North America LLC
Ω	5.125%, 09/25/29		200	202,153
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	5.216%, 01/13/28		8,270	8,226,358
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.887%, 02/26/27	AUD	4,000	2,564,968
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.970%, 03/21/28		54,500	54,425,514
Deutsche Bank AG
	4.162%, 05/13/25		4,462	4,461,024
Discover Bank
	3.450%, 07/27/26		1,293	1,272,846
	4.650%, 09/13/28		800	798,618
#	2.700%, 02/06/30		7,500	6,749,632
			Face Amount^	Value†
			(000)
	Discover Financial Services
	4.500%, 01/30/26		1,502	$1,497,034
	Dollar General Corp.
	5.200%, 07/05/28		252	256,054
	3.500%, 04/03/30		3,600	3,379,912
	Dollar Tree, Inc.
	4.000%, 05/15/25		12,327	12,320,115
	DTE Energy Co.
	1.050%, 06/01/25		24,043	23,959,058
	DXC Technology Co.
	1.800%, 09/15/26		2,639	2,532,605
	E.ON SE
	3.125%, 03/05/30	EUR	2,400	2,769,819
	Ecolab, Inc.
	2.625%, 07/08/25	EUR	1,155	1,308,331
	EIDP, Inc.
	1.700%, 07/15/25		2,075	2,061,691
	Elevance Health, Inc.
	1.500%, 03/15/26		9,100	8,862,118
	5.150%, 06/15/29		200	205,022
	Elis SA
	3.750%, 03/21/30	EUR	1,800	2,082,573
	Emerson Electric Co.
	3.150%, 06/01/25		9,400	9,382,634
	Enbridge, Inc.
	3.125%, 11/15/29		130	121,632
	Energy Transfer LP
	2.900%, 05/15/25		11,635	11,625,772
	Engie SA
	3.625%, 01/11/30	EUR	1,100	1,281,870
	Eni SpA
	3.750%, 09/12/25	EUR	320	364,127
	0.625%, 01/23/30	EUR	2,900	2,957,640
	EPR Properties
	3.750%, 08/15/29		4,400	4,117,343
	Equinix, Inc.
	1.250%, 07/15/25		6,775	6,725,054
#	3.200%, 11/18/29		270	254,019
	ERAC USA Finance LLC
#Ω	5.000%, 02/15/29		300	305,180
	ESB Finance DAC
	4.000%, 10/03/28	EUR	5,000	5,880,910
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	1,000	1,163,082
	European Bank for Reconstruction & Development, SOFR + 0.190%, FRN
(r)	4.566%, 04/14/26		2,078	2,076,732

53

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r) 4.663%, 02/16/29		31,230	$31,193,743
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r) 4.693%, 02/20/28		23,180	23,198,544
European Investment Bank, SOFR + 0.320%, FRN
(r) 4.682%, 08/14/29		5,500	5,504,276
Eversource Energy
4.250%, 04/01/29		500	493,966
Exelon Corp.
3.950%, 06/15/25		3,022	3,018,021
Expedia Group, Inc.
# 5.000%, 02/15/26		22,491	22,521,815
Export Development Canada, SOFR + 0.330%, FRN
(r) 4.712%, 08/01/28		14,380	14,386,543
Federation des Caisses Desjardins du Quebec
5.200%, 10/01/25	CAD	13,000	9,515,668
Fiserv, Inc.
2.250%, 07/01/25	GBP	3,627	4,810,098
3.500%, 07/01/29		400	381,233
Flex Ltd.
4.750%, 06/15/25		15,825	15,818,112
3.750%, 02/01/26		31,223	30,942,743
FMC Corp.
3.450%, 10/01/29		3,880	3,568,702
Fortive Corp.
3.700%, 08/15/29	EUR	3,300	3,828,054
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		2,400	2,396,078
Fresenius Medical Care AG
1.500%, 07/11/25	EUR	325	367,341
Fresenius SE & Co. KGaA
5.000%, 11/28/29	EUR	3,700	4,513,751
General Dynamics Corp.
3.500%, 05/15/25		20,800	20,789,094
General Electric Co., TSFR3M + 0.642%, FRN
(r) 4.945%, 05/05/26		12,605	12,583,067
General Motors Co.
5.400%, 10/15/29		320	322,469
			Face Amount^	Value†
			(000)
General Motors Financial Co., Inc.
	2.750%, 06/20/25		22,533	$22,463,195
	5.800%, 06/23/28		800	816,111
	5.550%, 07/15/29		260	261,886
	4.900%, 10/06/29		130	127,837
General Motors Financial Co., Inc., SOFR + 1.350%, FRN
(r)	5.711%, 05/08/27		14,200	14,071,873
Genuine Parts Co.
	4.950%, 08/15/29		500	502,474
Georgia Power Co.
	2.650%, 09/15/29		400	373,235
Georgia-Pacific LLC
	7.750%, 11/15/29		500	569,832
Gilead Sciences, Inc.
	4.800%, 11/15/29		400	407,023
GlaxoSmithKline Capital PLC
	3.375%, 06/01/29		400	386,982
Glencore Funding LLC
Ω	1.625%, 09/01/25		2,244	2,219,168
Ω	1.625%, 04/27/26		9,399	9,119,060
Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	5.437%, 04/04/27		8,404	8,441,764
Global Payments, Inc.
	3.200%, 08/15/29		5,465	5,088,248
Goldman Sachs Group, Inc.
	3.750%, 05/22/25		26,919	26,902,206
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	6,300	7,128,422
Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	8,564	9,731,633
Harley-Davidson, Inc.
#	3.500%, 07/28/25		600	596,726
HCA, Inc.
	7.690%, 06/15/25		1,100	1,102,578
	3.375%, 03/15/29		5,608	5,342,654
	5.250%, 03/01/30		2,900	2,949,157
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25		876	873,483
Healthcare Realty Holdings LP
	3.875%, 05/01/25		7,570	7,570,000
	3.100%, 02/15/30		4,700	4,314,938
	2.400%, 03/15/30		1,600	1,407,642

54

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Heineken NV
	2.875%, 08/04/25	EUR	3,000	$3,401,032
	Helmerich & Payne, Inc.
#Ω	4.850%, 12/01/29		1,600	1,511,675
	Highwoods Realty LP
	4.200%, 04/15/29		9,427	8,989,442
	3.050%, 02/15/30		600	535,176
	Holding d'Infrastructures de Transport SASU
	3.375%, 04/21/29	EUR	1,800	2,068,470
	Home Depot, Inc.
	2.950%, 06/15/29		800	761,842
	4.750%, 06/25/29		800	817,270
	Honeywell International, Inc.
	1.350%, 06/01/25		979	975,926
	Host Hotels & Resorts LP
	4.000%, 06/15/25		2,849	2,844,849
	HP, Inc.
	2.200%, 06/17/25		10,859	10,819,536
	4.000%, 04/15/29		400	387,937
	Humana, Inc.
	3.700%, 03/23/29		500	481,571
	Huntington Bancshares, Inc.
	4.000%, 05/15/25		2,850	2,848,422
	Hyatt Hotels Corp.
	5.250%, 06/30/29		5,100	5,116,013
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	1,610	1,827,377
	Illumina, Inc.
	5.800%, 12/12/25		3,400	3,422,941
	Inmobiliaria Colonial Socimi SA
	3.250%, 01/22/30	EUR	900	1,024,584
	Intel Corp.
	3.700%, 07/29/25		1,141	1,138,032
	2.450%, 11/15/29		3,400	3,061,989
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.538%, 09/16/26		33,290	33,250,052
	Inter-American Development Bank, SOFR + 0.270%, FRN
(r)	4.639%, 03/20/28		11,000	10,982,179
	Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	4.657%, 04/12/27		1,062	1,062,053
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.727%, 10/04/27		60,800	60,826,630
			Face Amount^	Value†
			(000)
(r)	4.727%, 10/05/28		40,300	$40,318,538
	Inter-American Development Bank, SOFR + 0.370%, FRN
(r)	4.752%, 08/01/29		17,000	17,014,162
	International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	4.638%, 06/15/27		19,000	19,006,270
	International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	4.793%, 02/23/27		29,500	29,521,240
	International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.747%, 01/12/27		16,000	16,031,371
	International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r)	4.792%, 08/19/27		61,638	61,840,789
	International Business Machines Corp.
	4.000%, 07/27/25		4,300	4,292,964
	International Finance Corp., SOFR + 0.280%, FRN
(r)	4.648%, 03/16/26		3,810	3,812,019
	International Finance Corp., SOFR + 0.310%, FRN
(r)	4.670%, 08/28/28		27,520	27,523,853
	International Finance Corp., SOFR + 0.360%, FRN
#(r)	4.728%, 08/28/29		8,090	8,085,165
	Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	10,120	12,585,487
	ISS Finance BV
	1.250%, 07/07/25	EUR	9,433	10,661,408
	Jabil, Inc.
	3.600%, 01/15/30		570	538,056
	Japan Bank for International Cooperation
	0.625%, 07/15/25		13,608	13,500,327
	Japan Government Five Year Bonds
	0.005%, 06/20/26	JPY	1,350,000	9,381,452
	0.005%, 09/20/26	JPY	2,420,000	16,786,317

55

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	1,280,000	$8,933,322
	JCDecaux SE
	1.625%, 02/07/30	EUR	4,000	4,201,471
	John Deere Capital Corp., SOFR + 0.440%, FRN
(r)	4.808%, 03/06/26		4,600	4,599,639
	John Deere Capital Corp., SOFR + 0.570%, FRN
(r)	4.937%, 03/03/26		2,100	2,103,654
	John Deere Capital Corp., SOFR + 0.680%, FRN
(r)	5.057%, 07/15/27		1,650	1,653,465
	John Deere Capital Corp., SOFR + 0.790%, FRN
(r)	5.156%, 06/08/26		33,997	34,126,189
	John Deere Financial, Inc.
	2.310%, 06/20/25	CAD	5,000	3,623,567
	JPMorgan Chase & Co.
	3.900%, 07/15/25		4,700	4,694,623
	JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.003%, 04/29/26		2,100	2,096,902
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.367%, 12/08/26		7,700	7,740,395
	Juniper Networks, Inc.
	1.200%, 12/10/25		19,528	19,135,643
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	5.249%, 03/15/27		15,000	15,037,663
	KeyBank NA
	3.300%, 06/01/25		780	778,711
	4.150%, 08/08/25		4,100	4,092,011
	KeyCorp
	4.100%, 04/30/28		400	394,414
	2.550%, 10/01/29		2,120	1,923,075
	Kinder Morgan, Inc.
#	4.300%, 06/01/25		9,160	9,153,423
	5.100%, 08/01/29		292	296,457
	Kommunalbanken AS
	4.250%, 07/16/25	AUD	190	121,723
	Kommunalbanken AS, SOFR + 0.400%, FRN
(r)Ω	4.767%, 03/03/28		34,000	34,024,020
	Kommunalbanken AS, SOFR + 1.000%, FRN
(r)Ω	5.368%, 06/17/26		41,500	41,808,980
(r)	5.368%, 06/17/26		5,200	5,238,716
			Face Amount^	Value†
			(000)
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.377%, 07/15/26		8,900	$8,965,148
Laboratory Corp. of America Holdings
	2.950%, 12/01/29		38	35,396
Lazard Group LLC
	4.500%, 09/19/28		400	395,340
Lennar Corp.
	4.750%, 05/30/25		18,642	18,639,240
Lloyds Banking Group PLC
	4.450%, 05/08/25		4,900	4,899,840
Lowe's Cos., Inc.
	4.400%, 09/08/25		4,068	4,064,693
Macquarie Bank Ltd., 3M Swap + 0.480%, FRN
(r)	4.590%, 12/09/25	AUD	500	320,246
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	5.298%, 07/02/27		7,130	7,160,366
Macquarie Bank Ltd., SOFR + 1.200%, FRN
(r)Ω	5.567%, 12/07/26		1,020	1,027,242
Magna International, Inc.
	4.150%, 10/01/25		5,000	4,984,524
Marathon Petroleum Corp.
	4.700%, 05/01/25		12,089	12,089,000
	5.150%, 03/01/30		6,100	6,138,747
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.813%, 03/15/28		4,140	4,130,480
McDonald's Corp.
	3.375%, 05/26/25		837	836,135
	4.000%, 03/07/30	EUR	2,400	2,843,446
Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	12,099	13,555,863
Mercedes-Benz Finance Canada, Inc.
	1.650%, 09/22/25	CAD	4,000	2,886,348
Mercedes-Benz Finance North America LLC
Ω	3.300%, 05/19/25		2,700	2,698,231
Ω	5.375%, 08/01/25		1,740	1,741,805
Mercedes-Benz Finance North America LLC, SOFR + 0.570%, FRN
(r)Ω	4.952%, 08/01/25		20,450	20,454,254
Mercedes-Benz Finance North America LLC, SOFR + 0.630%, FRN
(r)Ω	5.011%, 07/31/26		2,500	2,493,327

56

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Mercedes-Benz Finance North America LLC, SOFR + 0.670%, FRN
(r)Ω	5.047%, 01/09/26		5,700	$5,700,905
	Mitsubishi UFJ Financial Group, Inc.
	1.412%, 07/17/25		1,222	1,213,675
	Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	4,000	4,065,692
	Mondelez International, Inc.
	1.500%, 05/04/25		338	337,886
	Morgan Stanley
#	4.000%, 07/23/25		5,100	5,092,609
	Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.549%, 10/30/26		1,440	1,448,568
	Motability Operations Group PLC
	3.625%, 07/24/29	EUR	3,000	3,494,731
	4.000%, 01/17/30	EUR	800	943,212
	MPLX LP
	1.750%, 03/01/26		8,782	8,556,059
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	2,830	2,905,135
	National Australia Bank Ltd., 3M Swap + 0.410%, FRN
(r)	4.539%, 08/24/26	AUD	12,980	8,302,119
	National Australia Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.845%, 02/25/27	AUD	800	513,188
	National Australia Bank Ltd., 3M Swap + 0.780%, FRN
(r)	4.984%, 05/12/26	AUD	19,921	12,797,788
	National Australia Bank Ltd., 3M Swap + 0.850%, FRN
(r)	5.024%, 11/16/26	AUD	38,400	24,696,744
	National Australia Bank Ltd., 3M Swap + 1.000%, FRN
(r)	5.204%, 05/12/28	AUD	15,340	9,879,198
	National Australia Bank Ltd., 3M Swap + 1.200%, FRN
(r)	5.325%, 11/25/27	AUD	9,200	5,960,655
			Face Amount^	Value†
			(000)
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.018%, 12/10/25		14,390	$14,412,195
National Australia Bank Ltd., SOFR + 0.760%, FRN
(r)Ω	5.121%, 05/13/25		2,220	2,220,371
National Australia Bank Ltd., SOFR + 0.790%, FRN
(r)Ω	5.166%, 01/14/30		667	668,424
National Bank of Canada
	5.296%, 11/03/25	CAD	21,500	15,778,467
	3.750%, 05/02/29	EUR	1,400	1,643,277
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	7,708	8,844,393
National Grid PLC
	0.553%, 09/18/29	EUR	3,500	3,580,981
National Rural Utilities Cooperative Finance Corp.
	3.450%, 06/15/25		686	684,790
	5.150%, 06/15/29		472	484,839
National Rural Utilities Cooperative Finance Corp., SOFR + 0.700%, FRN
(r)	5.061%, 05/07/25		1,392	1,392,067
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, FRN
(r)	5.160%, 02/05/27		16,700	16,697,374
National Rural Utilities Cooperative Finance Corp., SOFR + 0.820%, FRN
(r)	5.189%, 09/16/27		7,900	7,891,584
Nationwide Building Society
Ω	3.900%, 07/21/25		31,371	31,313,533
	0.250%, 07/22/25	EUR	5,791	6,529,910
#Ω	1.000%, 08/28/25		3,900	3,848,676
	1.500%, 10/13/26		782	751,250
NBN Co. Ltd.
	4.125%, 03/15/29	EUR	5,000	5,953,696
Nederlandse Waterschapsbank NV
	3.500%, 07/20/27	AUD	3,700	2,360,437
Netflix, Inc.
	3.000%, 06/15/25	EUR	2,900	3,286,022

57

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Ω	3.625%, 06/15/25		775	$773,430
Newmont Corp.
	2.800%, 10/01/29		400	376,479
NextEra Energy Capital Holdings, Inc.
	4.450%, 06/20/25		3,327	3,323,815
	5.749%, 09/01/25		7,700	7,724,039
	2.750%, 11/01/29		51	47,232
NextEra Energy Capital Holdings, Inc., SOFR + 0.760%, FRN
(r)	5.143%, 01/29/26		19,274	19,283,550
NiSource, Inc.
	0.950%, 08/15/25		7,100	7,025,924
Nomura Holdings, Inc.
	5.099%, 07/03/25		833	833,380
	1.851%, 07/16/25		26,055	25,902,408
	1.653%, 07/14/26		13,898	13,413,332
Nordea Bank Abp
Ω	3.600%, 06/06/25		870	868,870
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.112%, 03/19/27		13,438	13,460,006
Nordic Investment Bank, SOFR + 1.000%, FRN
(r)	5.361%, 05/12/26		11,000	11,086,426
Norfina Ltd., 3M Swap + 0.480%, FRN
(r)	4.594%, 09/15/26	AUD	7,000	4,469,099
Norfina Ltd., 3M Swap + 0.780%, FRN
(r)	4.676%, 01/25/27	AUD	13,670	8,752,993
Norfolk Southern Corp.
	5.590%, 05/17/25		1,500	1,500,661
NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,493,960
NTT Finance Corp.
Ω	4.239%, 07/25/25		4,200	4,196,896
Nucor Corp.
	2.000%, 06/01/25		3,186	3,176,240
Nykredit Realkredit AS
	3.375%, 01/10/30	EUR	8,280	9,424,932
ONEOK, Inc.
	2.200%, 09/15/25		3,160	3,126,852
	4.400%, 10/15/29		366	360,311
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	1,880	1,917,614
Oracle Corp.
	2.950%, 05/15/25		8,583	8,576,894
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	4,500	4,621,196
ORIX Corp.
	3.780%, 05/29/29	EUR	3,000	3,485,415
			Face Amount^	Value†
			(000)
Ovintiv, Inc.
	5.650%, 05/15/25		11,560	$11,555,679
	5.375%, 01/01/26		687	686,931
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	4,000	4,506,452
Penske Truck Leasing Co. LP/PTL Finance Corp.
#Ω	4.000%, 07/15/25		795	793,364
Ω	4.450%, 01/29/26		3,072	3,062,032
Ω	1.700%, 06/15/26		31,500	30,481,277
Ω	5.250%, 07/01/29		200	203,346
PepsiCo, Inc., SOFR + 0.400%, FRN
(r)	4.761%, 02/13/26		6,383	6,392,650
Pfizer Investment Enterprises Pte. Ltd.
	4.650%, 05/19/25		1,110	1,110,005
Philip Morris International, Inc.
	1.500%, 05/01/25		1,286	1,286,000
	3.375%, 08/11/25		9,400	9,363,065
	4.875%, 02/13/29		500	508,049
Philip Morris International, Inc., SOFR + 0.830%, FRN
(r)	5.213%, 04/28/28		10,000	10,008,040
Phillips 66 Co.
	3.150%, 12/15/29		300	280,798
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		400	378,421
PNC Bank NA
	3.250%, 06/01/25		5,488	5,480,721
Principal Financial Group, Inc.
	3.400%, 05/15/25		11,430	11,422,741
	3.700%, 05/15/29		200	193,736
Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	440	513,491
Prologis International Funding II SA
	3.625%, 03/07/30	EUR	620	717,595
Province of British Columbia
	2.850%, 06/18/25	CAD	1,000	725,504
Province of Manitoba
	2.450%, 06/02/25	CAD	1,000	725,214
Province of Ontario
	2.600%, 06/02/25	CAD	30,600	22,193,768
Province of Quebec
	2.600%, 07/06/25	CAD	9,100	6,600,833

58

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Public Service Enterprise Group, Inc.
	0.800%, 08/15/25		2,400	$2,372,907
	Public Storage Operating Co., SOFR + 0.600%, FRN
(r)	4.981%, 07/25/25		3,700	3,702,257
	Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	5.077%, 04/16/27		13,400	13,323,802
	PVH Corp.
#	4.625%, 07/10/25		36,464	36,479,364
	QUALCOMM, Inc.
	3.450%, 05/20/25		178	177,886
	Radian Group, Inc.
	6.200%, 05/15/29		5,130	5,295,685
	RCI Banque SA
	3.375%, 07/26/29	EUR	2,100	2,392,632
	4.875%, 10/02/29	EUR	2,700	3,254,783
	Realty Income Corp.
	1.875%, 01/14/27	GBP	2,000	2,531,849
	4.700%, 12/15/28		400	403,781
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	4,000	4,682,325
	Reinsurance Group of America, Inc.
	3.900%, 05/15/29		200	195,146
	Revvity, Inc.
	3.300%, 09/15/29		520	490,129
	Reynolds American, Inc.
	4.450%, 06/12/25		7,736	7,731,770
	Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.101%, 11/13/26		10,410	10,424,557
	Rogers Communications, Inc.
	3.250%, 05/01/29	CAD	3,700	2,637,719
	Royal Bank of Canada
	1.150%, 06/10/25		1,000	996,090
#	0.875%, 01/20/26		16,224	15,839,789
	Royal Bank of Canada, SOFR + 0.570%, FRN
(r)	4.952%, 04/27/26		8,500	8,512,053
	Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	5.328%, 01/19/27		3,700	3,711,338
	Royalty Pharma PLC
	1.200%, 09/02/25		10,662	10,527,850
	5.150%, 09/02/29		5,400	5,456,208
	RTX Corp.
	3.950%, 08/16/25		400	399,015
			Face Amount^	Value†
			(000)
	Ryder System, Inc.
	4.625%, 06/01/25		5,636	$5,630,676
	3.350%, 09/01/25		2,626	2,612,892
	4.300%, 06/15/27		283	281,435
	4.950%, 09/01/29		200	201,585
	Sandoz Finance BV
	3.250%, 09/12/29	EUR	2,000	2,290,143
	4.220%, 04/17/30	EUR	3,400	4,029,147
	Santander Holdings USA, Inc.
	3.450%, 06/02/25		5,800	5,789,658
	4.500%, 07/17/25		1,160	1,158,142
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	6,848	8,034,992
	SELP Finance SARL
	0.875%, 05/27/29	EUR	11,640	12,049,714
	Shell International Finance BV
	1.875%, 09/15/25	EUR	4,500	5,088,544
	Simon Property Group LP
#	3.500%, 09/01/25		11,400	11,354,460
	2.450%, 09/13/29		400	368,371
	Sixt SE
	3.250%, 01/22/30	EUR	3,350	3,824,719
	Skandinaviska Enskilda Banken AB, SOFR + 0.890%, FRN
(r)Ω	5.257%, 03/05/27		10,000	10,026,589
	Sky Ltd.
	2.250%, 11/17/25	EUR	2,100	2,375,739
	Snam SpA
	4.000%, 11/27/29	EUR	530	627,691
	Societe Generale SA
#Ω	1.375%, 07/08/25		6,600	6,556,251
#Ω	4.000%, 01/12/27		4,000	3,954,850
	0.875%, 09/24/29	EUR	4,100	4,190,599
	Southwestern Electric Power Co.
	1.650%, 03/15/26		21,360	20,827,219
	State Street Corp., SOFR + 0.640%, FRN
(r)	5.020%, 10/22/27		5,320	5,300,316
	State Street Corp., SOFR + 0.845%, FRN
(r)	5.207%, 08/03/26		18,500	18,498,981
	Steel Dynamics, Inc.
	2.400%, 06/15/25		3,400	3,389,006
	Stockland Trust
	1.625%, 04/27/26	EUR	1,250	1,396,888
	Stora Enso OYJ
	4.250%, 09/01/29	EUR	980	1,151,493
	Stryker Corp.
	1.150%, 06/15/25		5,009	4,986,488

59

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Sumitomo Mitsui Financial Group, Inc.
	1.546%, 06/15/26	EUR	680	$762,657
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.170%, FRN
(r)	5.547%, 07/09/29		2,300	2,314,957
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.300%, FRN
(r)	5.677%, 07/13/26		890	897,157
Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.120%, FRN
(r)Ω	5.486%, 03/09/26		10,000	10,031,292
Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.150%, FRN
(r)Ω	5.518%, 09/14/26		6,000	6,037,822
Suncor Energy, Inc.
	5.600%, 11/17/25	CAD	3,800	2,791,619
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.362%, 08/03/26		28,980	29,234,676
(r)	5.361%, 05/05/27		28,500	28,854,747
Svenska Handelsbanken AB, SOFR + 0.910%, FRN
#(r)Ω	5.277%, 06/10/25		7,750	7,754,294
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.619%, 06/15/26		22,350	22,485,998
#(r)	5.619%, 06/15/26		13,000	13,079,104
Synchrony Financial
	4.875%, 06/13/25		7,310	7,304,447
	4.500%, 07/23/25		24,850	24,811,417
	5.150%, 03/19/29		5,300	5,240,571
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	3,600	2,610,823
Tikehau Capital SCA
	6.625%, 03/14/30	EUR	4,500	5,682,308
T-Mobile USA, Inc.
	4.200%, 10/01/29		156	154,094
Toronto-Dominion Bank
#	1.200%, 06/03/26		31,440	30,419,028
Toronto-Dominion Bank, SOFR + 0.590%, FRN
(r)	4.958%, 09/10/26		3,995	3,988,129
Toronto-Dominion Bank, SOFR + 0.730%, FRN
(r)	5.107%, 04/05/27		9,000	8,961,055
			Face Amount^	Value†
			(000)
	Toronto-Dominion Bank, SOFR + 1.080%, FRN
(r)	5.457%, 07/17/26		7,205	$7,242,528
	Toyota Motor Credit Corp.
	4.650%, 01/05/29		400	404,233
	4.950%, 01/09/30		400	408,331
	Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r)	5.022%, 03/19/27		11,400	11,400,105
	Toyota Motor Credit Corp., SOFR + 0.890%, FRN
(r)	5.254%, 05/18/26		14,372	14,416,417
	TransCanada PipeLines Ltd.
	3.300%, 07/17/25	CAD	12,700	9,212,613
	Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	6,300	7,232,943
	Truist Financial Corp.
	3.700%, 06/05/25		12,239	12,225,603
	1.200%, 08/05/25		900	891,847
	UBS AG
	0.010%, 03/31/26	EUR	5,320	5,904,590
	UBS Group AG
Ω	4.125%, 09/24/25		17,000	16,954,391
#	4.125%, 09/24/25		21,000	20,943,660
	4.125%, 04/15/26		4,000	3,987,356
Ω	4.125%, 04/15/26		2,700	2,691,465
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.849%, 02/24/27	AUD	500	320,567
(r)	4.723%, 04/16/27	AUD	2,000	1,281,831
	UnitedHealth Group, Inc.
	3.875%, 12/15/28		155	153,195
	4.250%, 01/15/29		250	249,965
	2.875%, 08/15/29		400	378,695
	UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r)	4.876%, 07/15/26		5,172	5,166,320
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		3,918	3,862,359
	Var Energi ASA
	5.500%, 05/04/29	EUR	1,110	1,347,519
	Verizon Communications, Inc.
	3.875%, 02/08/29		500	491,849
	Viatris, Inc.
	1.650%, 06/22/25		5,800	5,764,253
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	3,500	3,502,660
	Virginia Electric & Power Co.
	3.100%, 05/15/25		964	963,297

60

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Volkswagen Group of America Finance LLC
Ω	3.350%, 05/13/25		1,000	$999,532
Ω	3.950%, 06/06/25		1,273	1,271,236
Ω	4.950%, 08/15/29		4,400	4,364,959
#	4.950%, 08/15/29		5,000	4,960,180
Volkswagen Group of America Finance LLC, SOFR + 0.930%, FRN
(r)Ω	5.298%, 09/12/25		2,000	2,002,344
Volvo Treasury AB
	3.125%, 02/08/29	EUR	800	920,816
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.812%, 04/28/27		5,600	5,608,344
Waste Management, Inc.
	2.000%, 06/01/29		400	366,588
WEA Finance LLC
Ω	4.125%, 09/20/28		1,700	1,664,293
Wells Fargo & Co.
	1.625%, 06/02/25	EUR	1,000	1,131,956
	2.000%, 07/28/25	GBP	1,197	1,581,485
Wells Fargo Bank NA, SOFR + 1.060%, FRN
(r)	5.421%, 08/07/26		1,310	1,314,558
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.439%, 12/11/26		8,360	8,407,652
Welltower OP LLC
	4.000%, 06/01/25		7,100	7,096,061
Wendel SE
	1.375%, 04/26/26	EUR	2,000	2,242,328
Western Union Co.
	1.350%, 03/15/26		55,086	53,381,769
Westlake Corp.
	1.625%, 07/17/29	EUR	4,169	4,431,265
Westpac Banking Corp.
	4.125%, 06/04/26	AUD	1,500	962,161
Westpac Banking Corp., 3M Swap + 0.700%, FRN
(r)	4.596%, 01/25/27	AUD	27,500	17,633,273
Westpac Banking Corp., 3M Swap + 0.750%, FRN
(r)	4.924%, 02/16/26	AUD	9,000	5,778,038
(r)	4.953%, 08/10/26	AUD	39,700	25,499,773
Westpac Banking Corp., 3M Swap + 0.800%, FRN
(r)	4.994%, 08/11/25	AUD	8,000	5,130,141
		Face Amount^	Value†
		(000)
Westpac Banking Corp., 3M Swap + 0.820%, FRN
(r) 4.934%, 12/15/26	AUD	10,000	$6,427,729
Westpac Banking Corp., 3M Swap + 0.930%, FRN
(r) 5.045%, 09/19/28	AUD	7,300	4,693,130
Westpac Banking Corp., 3M Swap + 0.980%, FRN
(r) 5.154%, 02/16/28	AUD	39,300	25,319,880
Westpac Banking Corp., 3M Swap + 1.050%, FRN
(r) 5.197%, 05/20/27	AUD	800	516,073
Westpac Banking Corp., 3M Swap + 1.230%, FRN
(r) 5.424%, 11/11/27	AUD	15,200	9,850,765
Whirlpool Corp.
3.700%, 05/01/25		380	380,000
# 4.750%, 02/26/29		130	123,220
Williams Cos., Inc.
4.000%, 09/15/25		2,000	1,993,260
4.800%, 11/15/29		260	261,672
Wisconsin Power & Light Co.
3.000%, 07/01/29		2,795	2,632,069
WP Carey, Inc.
3.850%, 07/15/29		5,900	5,706,714
TOTAL BONDS			3,948,753,029
U.S. TREASURY OBLIGATIONS — (5.9%)
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 4.415%, 10/31/25		136,400	136,447,404
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.490%, 01/31/26		194,500	194,726,865
TOTAL U.S. TREASURY OBLIGATIONS			331,174,269

		Face Amount	Value

COMMERCIAL PAPER — (19.2%)
AbbVie, Inc.
Ω	4.739%, 05/20/25	30,000	29,922,747

61

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value
		(000)
AES Corp.
Ω	4.960%, 05/09/25	17,000	$16,979,369
Amcor Flexibles North America, Inc.
Ω	4.782%, 05/19/25	1,500	1,496,226
American Electric Power Co., Inc.
Ω	4.645%, 05/05/25	20,000	19,987,274
American Honda Finance Corp.
	4.844%, 06/24/25	18,500	18,366,783
	4.886%, 07/11/25	16,000	15,848,896
Amphenol Corp.
Ω	4.531%, 05/07/25	3,500	3,496,931
Aon Corp.
Ω	4.650%, 05/19/25	35,000	34,915,548
Ω	4.653%, 07/09/25	20,400	20,217,402
BAT International Finance PLC
Ω	4.813%, 05/07/25	15,000	14,986,612
Ω	4.752%, 08/25/25	1,500	1,477,431
Boston Properties LP
Ω	4.901%, 05/14/25	4,500	4,491,878
BP Capital Markets PLC
Ω	4.596%, 06/26/25	25,000	24,823,577
Broadcom, Inc.
Ω	4.829%, 06/24/25	9,500	9,432,172
Canadian National Railway Co.
Ω	4.649%, 05/21/25	15,000	14,961,219
Canadian Natural Resources Ltd.
Ω	5.135%, 05/07/25	8,000	7,992,642
Ω	5.241%, 05/13/25	18,000	17,969,222
Canadian Pacific Railway Co.
Ω	4.654%, 05/30/25	4,920	4,900,853
Conagra Brands, Inc.
Ω	4.988%, 05/09/25	31,500	31,462,915
Ω	5.151%, 05/29/25	5,000	4,980,433
Constellation Brands, Inc.
Ω	4.901%, 05/02/25	20,000	19,994,688
Ω	4.945%, 05/13/25	11,500	11,479,970
CRH America Finance, Inc.
Ω	4.852%, 07/24/25	6,000	5,933,866
Crown Castle, Inc.
Ω	4.982%, 05/07/25	3,000	2,997,171
Ω	5.115%, 06/04/25	25,000	24,878,675
DBS Bank Ltd.
Ω	4.449%, 05/15/25	29,000	28,947,716
DNB Bank ASA
Ω	4.481%, 07/18/25	10,000	9,904,964
Dow Chemical Co.
	4.798%, 06/06/25	10,000	9,951,694
		Face Amount	Value
		(000)
	4.761%, 06/16/25	10,000	$9,938,656
eBay, Inc.
Ω	4.699%, 06/23/25	9,500	9,433,680
EIDP, Inc.
Ω	4.614%, 06/23/25	23,000	22,841,231
Enbridge U.S., Inc.
Ω	4.806%, 05/20/25	14,000	13,963,949
Entergy Corp.
Ω	4.690%, 06/25/25	20,250	20,103,127
Erste Abwicklungsanstalt
Ω	4.438%, 05/22/25	40,000	39,894,108
Eversource Energy
Ω	4.890%, 05/22/25	12,000	11,965,951
Ω	4.911%, 05/29/25	20,000	19,922,440
Glencore Funding LLC
Ω	4.612%, 07/10/25	1,150	1,139,647
Honeywell International, Inc.
Ω	4.607%, 08/19/25	15,341	15,137,675
Intesa Sanpaolo Funding LLC
	4.869%, 07/14/25	10,000	9,900,521
Jabil, Inc.
Ω	5.021%, 05/02/25	24,500	24,493,003
L3Harris Technologies, Inc.
Ω	4.802%, 06/03/25	23,000	22,898,775
LSEGA Financing PLC
Ω	4.681%, 05/19/25	14,000	13,966,218
Ω	4.510%, 05/06/25	4,250	4,246,753
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.447%, 05/13/25	12,000	11,981,269
Ω	4.453%, 06/16/25	10,000	9,943,339
Ω	4.485%, 06/18/25	8,500	8,449,789
Ω	4.503%, 07/21/25	5,000	4,950,572
Magna International, Inc.
Ω	4.674%, 07/03/25	18,000	17,851,158
Ω	4.871%, 07/24/25	1,500	1,483,502
Marriott International, Inc.
Ω	4.797%, 05/21/25	10,000	9,972,358
Mosaic Co.
Ω	4.700%, 05/06/25	17,655	17,641,443
Ω	4.834%, 05/15/25	13,000	12,974,897
Ω	4.896%, 06/24/25	6,000	5,957,161
MUFG Bank Ltd.
	4.537%, 05/15/25	20,000	19,964,010
NextEra Energy Capital Holdings, Inc.
Ω	4.741%, 06/10/25	19,000	18,898,947
Nutrien Ltd.
Ω	4.783%, 05/21/25	2,750	2,742,504
Parker-Hannifin Corp.
Ω	4.595%, 05/07/25	12,900	12,888,487
Ω	4.667%, 06/06/25	4,500	4,478,448

62

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value
		(000)
Philip Morris International, Inc.
Ω	4.454%, 05/07/25	5,000	$4,995,771
Ω	4.456%, 05/12/25	10,500	10,484,768
PSP Capital, Inc.
Ω	4.410%, 05/05/25	5,000	4,997,002
RTX Corp.
Ω	4.834%, 05/21/25	10,000	9,971,960
Ω	4.792%, 05/28/25	15,000	14,945,355
Stanley Black & Decker, Inc.
Ω	4.911%, 06/24/25	11,500	11,418,478
Ω	4.856%, 06/25/25	12,000	11,913,386
Telstra Group Ltd.
Ω	4.616%, 06/26/25	30,000	29,785,539
Ω	4.615%, 07/03/25	8,000	7,935,261
TELUS Corp.
Ω	4.705%, 07/11/25	2,000	1,981,344
Ω	4.822%, 06/05/25	8,000	7,962,640
Ω	4.861%, 07/07/25	6,000	5,947,156
Ω	5.060%, 06/09/25	1,250	1,243,514
Ω	5.062%, 06/11/25	15,285	15,201,723
Ω	5.064%, 06/18/25	7,750	7,700,766
Tyco Electronics Group SA
Ω	4.671%, 05/06/25	37,750	37,721,147
Ω	4.733%, 05/07/25	13,300	13,288,130
Ω	4.701%, 05/08/25	5,000	4,994,896
VW Credit, Inc.
Ω	4.666%, 05/27/25	15,000	14,947,579
Walt Disney Co.
Ω	4.477%, 06/18/25	38,265	38,036,876
Waste Management, Inc.
Ω	4.787%, 05/21/25	10,000	9,972,976
TOTAL COMMERCIAL PAPER (Cost $1,078,386,452)			1,078,268,759

		Face Amount	Value
FOREIGN SOVEREIGN OBLIGATIONS — (3.6%)
Monetary Authority of Singapore Bills
∞	2.139%, 05/08/25	61,000	$46,681,837
∞	2.314%, 05/16/25	81,100	62,030,423
Ontario Treasury Bills
∞	3.104%, 05/07/25	15,100	10,947,445
∞	2.923%, 05/14/25	17,000	12,318,649
∞	2.694%, 07/30/25	43,000	30,981,459
Quebec Treasury Bills
∞	3.650%, 05/02/25	8,000	5,802,118
∞	3.013%, 05/09/25	15,400	11,163,269
∞	2.826%, 05/16/25	31,000	22,459,822
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			202,385,022
TOTAL INVESTMENT SECURITIES (Cost $5,544,694,556)			5,560,581,079

		Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	4,248,556	49,134,555
TOTAL INVESTMENTS — (100.0%)
(Cost $5,593,833,130)			$5,609,715,634
As of April 30, 2025, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	25,088,367	USD	17,503,165	State Street Bank and Trust	05/05/25	$698,917
CAD	28,520,584	USD	20,445,065	Citibank, N.A.	05/07/25	249,227
CAD	28,958,879	USD	20,526,545	Citibank, N.A.	05/12/25	490,987
CAD	18,147,994	USD	12,626,779	State Street Bank and Trust	05/12/25	544,521
USD	34,806,073	EUR	30,665,438	State Street Bank and Trust	05/14/25	47,808
SGD	74,416,166	USD	55,457,846	Bank of America Corp.	05/21/25	1,568,964
CAD	44,934,705	USD	32,459,786	Citibank, N.A.	05/22/25	168,717

63

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	12,359,047	USD	8,788,246	HSBC Bank	05/22/25	$186,047
CAD	3,604,051	USD	2,523,113	State Street Bank and Trust	05/22/25	93,901
CAD	25,836,686	USD	18,648,440	Societe Generale	06/16/25	136,137
EUR	824,237	USD	936,063	HSBC Bank	06/17/25	136
USD	15,044,281	JPY	2,131,826,667	Societe Generale	06/17/25	57,041
EUR	8,121,052	USD	8,923,258	UBS AG	06/17/25	300,943
USD	8,846,973	EUR	7,755,774	HSBC Bank	06/20/25	35,988
USD	33,687,873	EUR	29,529,994	Royal Bank of Canada	06/20/25	140,175
USD	8,920,695	EUR	7,828,059	State Street Bank and Trust	07/08/25	17,395
USD	37,942,893	EUR	33,095,322	State Street Bank and Trust	07/24/25	263,662
Total Appreciation						$5,000,566
USD	6,704,500	CAD	9,466,091	Bank of America Corp.	05/05/25	$(163,327)
CAD	43,906,379	USD	31,868,402	Citibank, N.A.	05/05/25	(13,498)
USD	66,400,726	CAD	94,159,155	State Street Bank and Trust	05/05/25	(1,913,513)
USD	63,684,720	CAD	89,912,189	Australia and New Zealand Bank	05/07/25	(1,554,797)
USD	73,307,777	SGD	97,268,864	Bank of America Corp.	05/09/25	(1,181,373)
USD	30,611,034	CAD	43,557,145	Royal Bank of Canada	05/09/25	(996,807)
USD	27,513,820	CAD	39,025,080	Royal Bank of Canada	05/12/25	(809,476)
USD	57,758,205	CAD	82,474,847	UBS AG	05/12/25	(2,099,699)
USD	32,835,242	EUR	31,655,956	Citibank, N.A.	05/14/25	(3,045,742)
USD	28,272,279	SGD	37,816,718	Royal Bank of Canada	05/21/25	(707,537)
USD	60,318,682	SGD	80,602,606	State Street Bank and Trust	05/21/25	(1,448,938)
USD	68,421,548	CAD	96,878,214	State Street Bank and Trust	05/22/25	(1,924,772)
USD	19,411,194	JPY	2,888,710,778	Societe Generale	05/23/25	(840,157)
USD	64,129,830	CAD	88,687,483	Citibank, N.A.	06/16/25	(350,452)
USD	20,733,512	EUR	19,057,752	Bank of America Corp.	06/17/25	(913,010)
USD	20,794,658	EUR	19,163,690	Royal Bank of Canada	06/17/25	(972,192)
EUR	5,323,680	USD	6,054,019	Royal Bank of Canada	06/17/25	(7,180)
USD	53,159,249	EUR	48,523,551	State Street Bank and Trust	06/17/25	(1,955,652)
EUR	4,477,413	USD	5,101,260	State Street Bank and Trust	06/17/25	(15,643)
USD	51,942,707	CAD	72,031,908	Citibank, N.A.	06/20/25	(438,900)
USD	9,198,116	GBP	7,098,431	State Street Bank and Trust	06/20/25	(263,735)
USD	3,750,764	GBP	2,899,864	Citibank, N.A.	06/27/25	(114,728)
USD	52,901,973	EUR	48,629,844	State Street Bank and Trust	07/01/25	(2,382,911)
USD	37,742,976	EUR	34,805,281	Royal Bank of Canada	07/02/25	(1,827,960)
USD	15,788,411	EUR	14,498,629	State Street Bank and Trust	07/02/25	(695,419)
USD	43,008,626	EUR	38,619,791	State Street Bank and Trust	07/08/25	(915,872)
USD	87,537,732	AUD	141,391,852	Bank of America Corp.	07/11/25	(3,103,023)
USD	77,141,098	AUD	121,239,165	Societe Generale	07/16/25	(585,446)
USD	86,794,003	AUD	135,870,493	Australia and New Zealand Bank	07/28/25	(325,840)
Total (Depreciation)						$(31,567,599)
Total Appreciation (Depreciation)						$(26,567,033)

64

DFA Short-Term Extended Quality Portfolio
CONTINUED
As of April 30, 2025, the value of Rule 144A securities amounted to $1,695,047,214 or 30.3% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$3,948,753,029	—	$3,948,753,029
U.S. Treasury Obligations	—	331,174,269	—	331,174,269
Commercial Paper	—	1,078,268,759	—	1,078,268,759
Foreign Sovereign Obligations	—	202,385,022	—	202,385,022
Securities Lending Collateral	—	49,134,555	—	49,134,555
Total Investments in Securities	—	$5,609,715,634	—	$5,609,715,634
Financial Instruments
Assets
Forward Currency Contracts**	—	5,000,566	—	5,000,566
Liabilities
Forward Currency Contracts**	—	(31,567,599)	—	(31,567,599)
Total Financial Instruments	—	$(26,567,033)	—	$(26,567,033)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
65

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (0.3%)
Federal National Mortgage Association
	0.375%, 08/25/25	5,750	$5,679,334
BONDS — (93.4%)
3M Co.
	2.375%, 08/26/29	2,000	1,841,530
7-Eleven, Inc.
Ω	1.800%, 02/10/31	5,000	4,158,099
Ω	2.500%, 02/10/41	5,454	3,542,180
Abbott Laboratories
#	4.750%, 04/15/43	5,000	4,674,701
AbbVie, Inc.
	4.800%, 03/15/29	1,600	1,631,733
	4.050%, 11/21/39	3,000	2,598,907
	4.400%, 11/06/42	7,200	6,267,435
	5.350%, 03/15/44	400	386,880
Accenture Capital, Inc.
	4.050%, 10/04/29	1,100	1,092,951
	4.500%, 10/04/34	3,000	2,891,495
AEP Texas, Inc.
	5.700%, 05/15/34	400	402,425
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33	4,000	3,438,526
	3.850%, 10/29/41	2,800	2,164,684
Aetna, Inc.
	6.750%, 12/15/37	1,000	1,067,414
Affiliated Managers Group, Inc.
	3.300%, 06/15/30	5,200	4,848,829
	5.500%, 08/20/34	2,800	2,727,312
Aflac, Inc.
	6.450%, 08/15/40	2,300	2,473,395
AGCO Corp.
	5.800%, 03/21/34	4,660	4,628,910
Aker BP ASA
Ω	4.000%, 01/15/31	1,000	932,320
Ω	6.000%, 06/13/33	10,000	10,041,578
Alabama Power Co.
	5.500%, 03/15/41	1,500	1,465,127
	3.850%, 12/01/42	650	514,781
Albemarle Corp.
#	5.050%, 06/01/32	1,200	1,104,925
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41	4,450	3,269,408
		Face Amount^	Value†
		(000)

Allegion PLC
3.500%, 10/01/29		3,800	$3,607,685
Allstate Corp.
5.350%, 06/01/33		1,900	1,931,811
4.500%, 06/15/43		4,470	3,767,201
Ally Financial, Inc.
8.000%, 11/01/31		3,849	4,262,385
Altria Group, Inc.
# 3.400%, 05/06/30		2,100	1,974,803
2.450%, 02/04/32		6,600	5,595,802
4.500%, 05/02/43		900	726,869
Amazon.com, Inc.
3.875%, 08/22/37		5,000	4,505,425
Amcor Flexibles North America, Inc.
2.630%, 06/19/30		375	336,951
Amdocs Ltd.
2.538%, 06/15/30		1,600	1,422,287
American Electric Power Co., Inc.
5.625%, 03/01/33		400	409,879
American Express Co.
8.150%, 03/19/38		2,000	2,472,160
4.050%, 12/03/42		6,000	4,997,331
American Honda Finance Corp.
5.050%, 07/10/31		1,500	1,523,140
American Tower Corp.
5.650%, 03/15/33		400	413,274
5.550%, 07/15/33		400	409,334
American Water Capital Corp.
4.300%, 12/01/42		3,176	2,677,324
Ameriprise Financial, Inc.
5.700%, 12/15/28		310	324,639
Amgen, Inc.
2.300%, 02/25/31		3,413	3,002,742
4.950%, 10/01/41		1,200	1,090,299
Analog Devices, Inc.
2.800%, 10/01/41		1,500	1,080,834
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 01/23/39		4,695	4,757,469
APA Infrastructure Ltd.
0.750%, 03/15/29	EUR	1,100	1,146,521
Appalachian Power Co.
5.650%, 04/01/34		400	405,584
7.000%, 04/01/38		5,200	5,793,770
Apple, Inc.
3.350%, 02/09/27		6,000	5,949,202

66

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	2.200%, 09/11/29		5,000	$4,649,953
	2.375%, 02/08/41		7,000	4,848,339
	3.850%, 05/04/43		5,500	4,559,886
	ArcelorMittal SA
	6.800%, 11/29/32		5,000	5,383,377
	Arizona Public Service Co.
	2.200%, 12/15/31		7,500	6,344,558
	Arrow Electronics, Inc.
	5.875%, 04/10/34		5,000	5,026,585
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		2,000	1,700,018
Ω	5.500%, 08/11/32		4,600	4,561,357
Ω	5.950%, 10/15/33		2,500	2,528,906
	Assurant, Inc.
	2.650%, 01/15/32		6,000	5,048,485
	AT&T, Inc.
	4.500%, 05/15/35		2,000	1,886,897
	4.900%, 08/15/37		2,000	1,889,370
	4.850%, 03/01/39		1,400	1,299,624
	Athene Holding Ltd.
#	5.875%, 01/15/34		6,400	6,480,886
	AutoNation, Inc.
	1.950%, 08/01/28		3,000	2,737,483
	2.400%, 08/01/31		3,000	2,519,307
	AutoZone, Inc.
	5.200%, 08/01/33		400	399,126
	AvalonBay Communities, Inc.
	3.300%, 06/01/29		510	488,273
	2.450%, 01/15/31		3,000	2,678,321
	Avnet, Inc.
	3.000%, 05/15/31		8,245	7,175,481
	5.500%, 06/01/32		400	392,443
	Ayvens SA
	3.875%, 07/16/29	EUR	6,500	7,588,190
	Baker Hughes Holdings LLC
	5.125%, 09/15/40		6,000	5,691,332
	Banco BPM SpA
	3.375%, 01/21/30	EUR	510	582,474
	Banco Santander SA
	5.796%, 01/23/29	AUD	2,520	1,665,114
	3.490%, 05/28/30		600	564,526
	5.439%, 07/15/31		5,000	5,162,625
	6.938%, 11/07/33		800	899,054
	Bank of America Corp.
	5.875%, 02/07/42		3,636	3,748,727
	5.000%, 01/21/44		800	739,610
	Bank of Montreal
	5.511%, 06/04/31		5,000	5,202,962
	Bank of New Zealand
	3.661%, 07/17/29	EUR	2,000	2,332,066
	Bank of Nova Scotia
	3.500%, 04/17/29	EUR	5,000	5,772,598
	2.450%, 02/02/32		6,800	5,834,517
			Face Amount^	Value†
			(000)

	5.650%, 02/01/34		2,000	$2,066,643
Banque Federative du Credit Mutuel SA
	1.750%, 03/15/29	EUR	2,000	2,162,827
BAT Capital Corp.
	4.906%, 04/02/30		8,600	8,643,622
	4.390%, 08/15/37		2,000	1,753,724
	7.079%, 08/02/43		400	428,969
Bayer U.S. Finance II LLC
Ω	4.375%, 12/15/28		1,100	1,079,015
Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		10,000	10,450,347
Berkshire Hathaway Energy Co.
	6.125%, 04/01/36		4,300	4,533,492
	5.950%, 05/15/37		6,000	6,299,752
	6.500%, 09/15/37		3,073	3,375,146
BHP Billiton Finance USA Ltd.
	5.000%, 09/30/43		3,919	3,634,732
Black Hills Corp.
	4.350%, 05/01/33		8,837	8,306,137
	6.000%, 01/15/35		770	795,253
BlackRock Funding, Inc.
	4.700%, 03/14/29		843	861,424
Blackrock, Inc.
	3.250%, 04/30/29		710	689,095
BMW U.S. Capital LLC
#Ω	4.650%, 08/13/29		4,000	3,990,805
Boardwalk Pipelines LP
	3.600%, 09/01/32		150	132,064
	5.625%, 08/01/34		5,000	4,952,085
Boeing Co.
	2.950%, 02/01/30		1,710	1,568,989
	6.125%, 02/15/33		2,835	2,940,989
	3.600%, 05/01/34		1,825	1,574,508
Booz Allen Hamilton, Inc.
	5.950%, 08/04/33		2,000	2,015,532
Boston Properties LP
	5.750%, 01/15/35		400	394,488
BP Capital Markets America, Inc.
	4.989%, 04/10/34		3,000	2,950,156
	3.060%, 06/17/41		5,400	3,888,976
BPCE SA
Ω	2.700%, 10/01/29		2,000	1,842,207
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		4,035	4,139,691
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		2,750	2,412,553
	2.350%, 11/13/40		1,200	811,268
	3.550%, 03/15/42		4,000	3,110,639

67

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Brixmor Operating Partnership LP
	2.500%, 08/16/31		1,833	$1,581,575
Broadcom, Inc.
#Ω	2.450%, 02/15/31		400	353,432
Ω	4.150%, 04/15/32		400	380,434
	4.300%, 11/15/32		2,800	2,676,095
Ω	3.419%, 04/15/33		600	535,082
Ω	3.137%, 11/15/35		4,900	4,059,928
Brookfield Finance, Inc.
#	4.350%, 04/15/30		2,000	1,952,329
#	2.724%, 04/15/31		4,000	3,551,252
	5.675%, 01/15/35		3,000	3,030,148
Brown & Brown, Inc.
	4.200%, 03/17/32		400	372,530
Brunswick Corp.
	4.400%, 09/15/32		5,000	4,487,493
CaixaBank SA
	3.750%, 09/07/29	EUR	3,700	4,351,999
Camden Property Trust
	4.900%, 01/15/34		5,000	4,922,742
Canadian Imperial Bank of Commerce
	3.807%, 07/09/29	EUR	2,150	2,520,148
	3.600%, 04/07/32		2,000	1,836,811
	6.092%, 10/03/33		8,000	8,492,757
Canadian Natural Resources Ltd.
	5.850%, 02/01/35		2,000	1,991,564
	6.250%, 03/15/38		9,800	9,872,251
Capital One Financial Corp.
	1.650%, 06/12/29	EUR	900	957,372
Cardinal Health, Inc.
	4.600%, 03/15/43		400	335,636
Carrier Global Corp.
	3.377%, 04/05/40		3,211	2,508,590
Castellum Helsinki Finance Holding Abp
	0.875%, 09/17/29	EUR	100	101,238
CBRE Services, Inc.
	5.950%, 08/15/34		787	812,949
CDP Financial, Inc.
	4.875%, 06/05/29		700	724,792
CenterPoint Energy Resources Corp.
	5.400%, 07/01/34		8,000	8,078,855
	5.850%, 01/15/41		3,000	3,021,347
CF Industries, Inc.
	5.150%, 03/15/34		1,700	1,645,937
	4.950%, 06/01/43		4,000	3,411,097
Charles Schwab Corp.
	2.750%, 10/01/29		350	327,442
			Face Amount^	Value†
			(000)

	Choice Hotels International, Inc.
	3.700%, 12/01/29		1,040	$975,144
	Chubb INA Holdings LLC
	0.875%, 12/15/29	EUR	100	102,917
	Cigna Group
	2.400%, 03/15/30		3,360	3,043,633
	5.250%, 02/15/34		2,000	2,016,094
	4.800%, 08/15/38		2,800	2,600,664
	3.200%, 03/15/40		1,470	1,116,659
	6.125%, 11/15/41		400	412,296
	Cisco Systems, Inc.
	5.900%, 02/15/39		2,100	2,240,734
	5.500%, 01/15/40		1,700	1,736,933
	Citigroup, Inc.
	8.125%, 07/15/39		7,866	9,729,760
	5.875%, 01/30/42		4,000	4,053,577
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	300	304,194
	CNA Financial Corp.
	3.900%, 05/01/29		3,000	2,923,007
	5.500%, 06/15/33		2,000	2,028,155
	5.125%, 02/15/34		2,400	2,368,934
	CNO Financial Group, Inc.
	5.250%, 05/30/29		2,750	2,752,060
	Comcast Corp.
	4.550%, 01/15/29		500	505,386
	7.050%, 03/15/33		3,437	3,883,855
	4.200%, 08/15/34		675	632,441
	4.400%, 08/15/35		3,250	3,061,966
	3.900%, 03/01/38		3,800	3,255,551
	Conagra Brands, Inc.
	5.300%, 11/01/38		7,600	7,194,417
	ConocoPhillips
	5.900%, 10/15/32		4,800	5,146,506
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		1,300	1,465,925
	5.500%, 12/01/39		1,400	1,397,720
	5.700%, 06/15/40		294	298,788
	3.950%, 03/01/43		500	397,897
	Constellation Energy Generation LLC
	5.800%, 03/01/33		400	414,434
	5.600%, 06/15/42		1,768	1,689,064
	Continental AG
	3.500%, 10/01/29	EUR	1,100	1,270,591
	Continental Resources, Inc.
Ω	2.875%, 04/01/32		13,000	10,411,560
	Cooperatieve Rabobank UA
	5.051%, 02/26/29	AUD	19,670	12,868,497

68

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	4.494%, 10/17/29		1,700	$1,708,836
Corebridge Financial, Inc.
	3.900%, 04/05/32		800	736,569
	4.350%, 04/05/42		8,000	6,527,881
Cox Communications, Inc.
#Ω	4.800%, 02/01/35		3,797	3,549,448
Ω	4.700%, 12/15/42		1,000	804,713
Credit Agricole SA
	5.411%, 01/18/29	AUD	900	592,014
	1.750%, 03/05/29	EUR	500	540,898
	4.125%, 03/07/30	EUR	2,000	2,379,002
Crown Castle, Inc.
	2.900%, 04/01/41		6,000	4,213,831
CSX Corp.
	5.200%, 11/15/33		1,000	1,023,359
	4.750%, 05/30/42		968	871,015
CVS Health Corp.
	4.780%, 03/25/38		8,800	7,936,492
	4.125%, 04/01/40		170	138,327
	5.300%, 12/05/43		400	357,328
	6.000%, 06/01/44		400	387,436
Daimler Truck Finance North America LLC
Ω	5.375%, 01/18/34		850	843,372
Ω	5.375%, 06/25/34		5,000	4,933,015
Darden Restaurants, Inc.
	6.300%, 10/10/33		5,000	5,309,401
Dell International LLC/EMC Corp.
	3.375%, 12/15/41		5,000	3,586,871
Devon Energy Corp.
	5.600%, 07/15/41		1,600	1,405,884
	4.750%, 05/15/42		8,400	6,639,676
Discover Financial Services
	6.700%, 11/29/32		2,179	2,323,697
Dollar General Corp.
	3.500%, 04/03/30		1,300	1,220,524
Dominion Energy, Inc.
	4.900%, 08/01/41		6,755	5,936,495
Dow Chemical Co.
	5.250%, 11/15/41		8,400	7,460,678
DSV Finance BV
	3.500%, 06/26/29	EUR	1,500	1,744,721
Duke Energy Carolinas LLC
	6.100%, 06/01/37		2,167	2,286,258
Duke Energy Corp.
	3.300%, 06/15/41		400	290,975
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		500	429,076
DXC Technology Co.
#	2.375%, 09/15/28		5,000	4,582,669
		Face Amount^	Value†
		(000)

	Eagle Materials, Inc.
#	2.500%, 07/01/31	600	$523,687
	Eastman Chemical Co.
	4.800%, 09/01/42	3,305	2,814,539
	eBay, Inc.
	4.000%, 07/15/42	1,000	791,948
	Elevance Health, Inc.
	2.250%, 05/15/30	3,616	3,244,075
	5.950%, 12/15/34	1,200	1,262,699
	4.625%, 05/15/42	1,000	866,996
	Emerson Electric Co.
	2.000%, 12/21/28	260	241,097
	Enel Finance International NV
Ω	5.500%, 06/26/34	5,400	5,421,781
	Energy Transfer LP
	6.050%, 06/01/41	5,000	4,800,289
	6.500%, 02/01/42	2,000	1,981,852
	Eni SpA
Ω	5.500%, 05/15/34	5,800	5,748,305
	Enterprise Products Operating LLC
	6.875%, 03/01/33	2,035	2,254,523
	6.650%, 10/15/34	1,500	1,659,054
	5.950%, 02/01/41	2,049	2,066,997
	5.700%, 02/15/42	1,270	1,249,617
	4.850%, 08/15/42	400	356,602
	4.450%, 02/15/43	1,400	1,176,366
	Equinix, Inc.
	3.900%, 04/15/32	400	374,394
	Equinor ASA
	3.625%, 04/06/40	5,151	4,195,147
	Equitable Holdings, Inc.
	5.594%, 01/11/33	2,980	3,043,132
	ERAC USA Finance LLC
Ω	5.625%, 03/15/42	1,851	1,829,636
	ERP Operating LP
	1.850%, 08/01/31	2,000	1,711,288
	4.650%, 09/15/34	5,400	5,186,985
	Estee Lauder Cos., Inc.
	2.375%, 12/01/29	400	364,760
	2.600%, 04/15/30	145	132,131
	Eversource Energy
	5.125%, 05/15/33	400	394,250
	Exelon Corp.
	5.625%, 06/15/35	400	403,848
	Expedia Group, Inc.
	3.250%, 02/15/30	53	49,539
	Exxon Mobil Corp.
	4.227%, 03/19/40	5,000	4,423,955
	Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30	1,500	1,470,962
	5.625%, 08/16/32	950	965,451

69

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Federation des Caisses Desjardins du Quebec
	3.467%, 09/05/29	EUR	1,480	$1,714,837
	FedEx Corp.
Ω	4.900%, 01/15/34		3,588	3,458,620
Ω	5.100%, 01/15/44		3,000	2,598,673
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		8,900	8,181,878
	2.450%, 03/15/31		1,000	854,420
	Fidelity National Information Services, Inc.
	5.100%, 07/15/32		3,500	3,504,581
	3.100%, 03/01/41		1,000	711,597
	First American Financial Corp.
	2.400%, 08/15/31		3,010	2,544,275
	Flex Ltd.
	4.875%, 06/15/29		2,389	2,371,983
	4.875%, 05/12/30		2,500	2,461,151
	Flowserve Corp.
	2.800%, 01/15/32		9,600	8,183,196
	FMC Corp.
	5.650%, 05/18/33		3,500	3,372,075
	FMR LLC
Ω	4.950%, 02/01/33		8,555	8,520,234
	Fortive Corp.
	3.700%, 08/15/29	EUR	511	592,768
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		3,900	3,667,441
	5.875%, 06/01/33		400	411,310
	Fox Corp.
	5.476%, 01/25/39		9,600	9,218,027
	Franklin Resources, Inc.
	1.600%, 10/30/30		1,100	941,880
	GATX Corp.
	3.500%, 06/01/32		1,050	940,040
	5.450%, 09/15/33		500	500,145
	General Dynamics Corp.
	4.250%, 04/01/40		3,000	2,659,509
	General Motors Co.
	5.000%, 04/01/35		1,350	1,235,924
	5.150%, 04/01/38		990	890,745
	General Motors Financial Co., Inc.
	4.900%, 10/06/29		260	255,675
	5.850%, 04/06/30		8,000	8,135,403
	Georgia-Pacific LLC
	7.750%, 11/15/29		4,760	5,424,797
	Gilead Sciences, Inc.
	2.600%, 10/01/40		5,786	4,092,019
			Face Amount^	Value†
			(000)

Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	600	$620,815
Glencore Funding LLC
Ω	2.850%, 04/27/31		5,600	4,979,470
Ω	2.625%, 09/23/31		400	347,510
Ω	6.500%, 10/06/33		5,000	5,318,354
Global Payments, Inc.
#	3.200%, 08/15/29		2,020	1,880,743
Goldman Sachs Group, Inc.
	0.875%, 05/09/29	EUR	2,750	2,872,866
	6.125%, 02/15/33		6,200	6,671,814
	6.250%, 02/01/41		1,200	1,252,280
Halliburton Co.
	4.850%, 11/15/35		2,002	1,884,219
	6.700%, 09/15/38		5,400	5,816,184
	7.450%, 09/15/39		1,000	1,140,752
	4.500%, 11/15/41		140	115,542
Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	180	204,542
HCA, Inc.
	5.250%, 03/01/30		1,000	1,016,951
	5.500%, 06/01/33		5,000	5,031,969
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		350	311,242
Healthcare Realty Holdings LP
	2.000%, 03/15/31		400	337,245
Heineken NV
Ω	4.000%, 10/01/42		1,000	815,473
Helmerich & Payne, Inc.
	2.900%, 09/29/31		3,600	2,985,226
Hess Corp.
	5.600%, 02/15/41		3,000	2,957,565
Highwoods Realty LP
	7.650%, 02/01/34		1,000	1,095,175
Home Depot, Inc.
	5.875%, 12/16/36		2,000	2,129,812
	3.300%, 04/15/40		8,400	6,633,814
Honeywell International, Inc.
	3.375%, 03/01/30	EUR	6,300	7,264,424
	5.700%, 03/15/37		2,000	2,071,200
Host Hotels & Resorts LP
	3.375%, 12/15/29		1,101	1,015,193
	5.700%, 07/01/34		6,200	6,101,021
	5.500%, 04/15/35		400	386,228
HP, Inc.
	5.500%, 01/15/33		1,000	995,291
#	6.000%, 09/15/41		2,000	1,956,516

70

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

HSBC Holdings PLC
	4.950%, 03/31/30		3,556	$3,594,123
#	6.100%, 01/14/42		1,200	1,266,019
Humana, Inc.
	4.625%, 12/01/42		5,640	4,687,883
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	4.000%, 02/01/27	EUR	2,000	2,323,116
IBM International Capital Pte. Ltd.
	4.900%, 02/05/34		1,400	1,375,859
	5.250%, 02/05/44		4,000	3,773,132
Imperial Brands Finance PLC
Ω	5.875%, 07/01/34		10,000	10,145,729
Indiana Michigan Power Co.
	6.050%, 03/15/37		1,384	1,459,473
ING Groep NV
	4.550%, 10/02/28		206	205,894
Intel Corp.
	4.600%, 03/25/40		4,200	3,567,681
	2.800%, 08/12/41		3,000	1,941,235
	4.250%, 12/15/42		1,500	1,152,465
	5.625%, 02/10/43		3,050	2,813,629
Intercontinental Exchange, Inc.
	2.650%, 09/15/40		7,000	5,016,620
International Business Machines Corp.
	3.300%, 01/27/27		126	123,532
	3.500%, 05/15/29		29	28,072
	4.150%, 05/15/39		3,300	2,862,878
	2.850%, 05/15/40		6,000	4,314,082
International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		9,500	6,821,227
International Paper Co.
	6.000%, 11/15/41		9,000	8,896,996
Interpublic Group of Cos., Inc.
	3.375%, 03/01/41		5,000	3,609,296
Interstate Power & Light Co.
	2.300%, 06/01/30		2,228	1,990,007
	5.700%, 10/15/33		400	411,901
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		4,000	3,937,775
Ω	4.000%, 09/23/29		1,500	1,446,496
Ω	7.200%, 11/28/33		5,000	5,542,797
Invitation Homes Operating Partnership LP
	5.500%, 08/15/33		1,000	1,000,142
		Face Amount^	Value†
		(000)

ISS Global AS
3.875%, 06/05/29	EUR	3,100	$3,623,257
Italgas SpA
2.875%, 03/06/30	EUR	1,200	1,350,122
Jabil, Inc.
3.600%, 01/15/30		4,195	3,959,901
3.000%, 01/15/31		6,167	5,516,069
Jackson Financial, Inc.
5.670%, 06/08/32		2,000	2,000,258
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		3,398	3,455,793
Janus Henderson U.S. Holdings, Inc.
5.450%, 09/10/34		417	399,512
Japan Government Five Year Bonds
0.200%, 12/20/27	JPY	1,600,000	11,045,349
Japan Government Ten Year Bonds
0.100%, 03/20/29	JPY	320,000	2,178,363
0.100%, 06/20/29	JPY	480,000	3,258,783
Jefferies Financial Group, Inc.
4.000%, 04/16/29	EUR	430	496,645
2.625%, 10/15/31		7,900	6,659,705
6.200%, 04/14/34		3,000	3,039,918
Johnson & Johnson
1.300%, 09/01/30		2,825	2,451,285
# 4.375%, 12/05/33		4,334	4,302,538
# 4.950%, 06/01/34		15,000	15,453,151
3.550%, 03/01/36		5,000	4,485,070
3.400%, 01/15/38		2,000	1,710,047
2.100%, 09/01/40		11,000	7,518,300
JPMorgan Chase & Co.
6.400%, 05/15/38		10,200	11,195,265
5.500%, 10/15/40		8,700	8,765,976
5.400%, 01/06/42		1,300	1,287,469
Juniper Networks, Inc.
3.750%, 08/15/29		7,000	6,778,398
Kellanova
7.450%, 04/01/31		700	795,447
Kemper Corp.
3.800%, 02/23/32		1,327	1,181,462
KeyCorp
2.550%, 10/01/29		600	544,266
Kimco Realty OP LLC
4.600%, 02/01/33		2,500	2,412,604
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		800	864,611
6.500%, 09/01/39		1,565	1,618,866
5.000%, 03/01/43		1,073	926,230
5.400%, 09/01/44		400	358,847

71

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Kinder Morgan, Inc.
	7.750%, 01/15/32		400	$453,620
	5.300%, 12/01/34		5,000	4,871,214
Kraft Heinz Foods Co.
	5.000%, 06/04/42		5,000	4,526,132
Kroger Co.
	7.500%, 04/01/31		6,725	7,636,927
	5.150%, 08/01/43		400	367,081
Kyndryl Holdings, Inc.
	3.150%, 10/15/31		400	350,970
	6.350%, 02/20/34		5,300	5,468,578
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	11,000	12,568,244
Lazard Group LLC
	4.500%, 09/19/28		7,000	6,918,456
Lear Corp.
	3.500%, 05/30/30		3,595	3,340,967
Legg Mason, Inc.
	5.625%, 01/15/44		4,280	4,123,347
Liberty Utilities Co.
Ω	5.869%, 01/31/34		5,000	5,080,660
Lincoln National Corp.
	3.400%, 01/15/31		50	46,055
	3.400%, 03/01/32		4,555	4,057,663
	6.300%, 10/09/37		1,000	1,026,311
	7.000%, 06/15/40		400	442,013
Lockheed Martin Corp.
	4.070%, 12/15/42		1,500	1,241,674
Loews Corp.
	6.000%, 02/01/35		1,900	2,056,694
#	4.125%, 05/15/43		3,000	2,515,018
LPL Holdings, Inc.
	6.000%, 05/20/34		1,700	1,729,618
LSEGA Financing PLC
#Ω	2.500%, 04/06/31		257	228,476
Ω	3.200%, 04/06/41		4,700	3,543,425
LYB International Finance BV
	5.250%, 07/15/43		400	347,453
LYB International Finance III LLC
	3.375%, 10/01/40		9,500	6,808,457
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	2,000	2,425,002
Marathon Petroleum Corp.
	6.500%, 03/01/41		1,600	1,606,452
	4.750%, 09/15/44		400	320,930
Markel Group, Inc.
	3.350%, 09/17/29		7,000	6,680,379
Marriott International, Inc.
#	2.750%, 10/15/33		3,000	2,479,932
Mars, Inc.
Ω	3.600%, 04/01/34		5,000	4,505,108
Ω	2.375%, 07/16/40		400	278,001
			Face Amount^	Value†
			(000)

	Marsh & McLennan Cos., Inc.
	5.875%, 08/01/33		2,500	$2,649,936
	Mercedes-Benz Finance North America LLC
Ω	5.100%, 11/15/29		3,100	3,135,417
	Merck & Co., Inc.
	2.350%, 06/24/40		3,000	2,088,530
	MetLife, Inc.
#	6.500%, 12/15/32		300	332,195
	5.700%, 06/15/35		7,200	7,549,614
	Micron Technology, Inc.
	4.663%, 02/15/30		4,334	4,266,078
	5.875%, 02/09/33		400	408,291
	5.875%, 09/15/33		1,000	1,023,447
	3.366%, 11/01/41		3,200	2,272,408
	Microsoft Corp.
#	3.500%, 02/12/35		8,000	7,442,848
#	4.200%, 11/03/35		3,750	3,686,806
	3.450%, 08/08/36		4,500	4,016,460
	Mid-America Apartments LP
	5.000%, 03/15/34		5,000	4,957,279
	Mississippi Power Co.
	4.250%, 03/15/42		1,200	999,611
	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		8,750	7,672,173
	3.751%, 07/18/39		3,200	2,698,747
	Molson Coors Beverage Co.
#	5.000%, 05/01/42		5,000	4,544,190
	Mosaic Co.
	5.625%, 11/15/43		400	378,531
	Motability Operations Group PLC
	3.625%, 07/24/29	EUR	5,000	5,824,551
	Motorola Solutions, Inc.
	5.600%, 06/01/32		1,511	1,562,724
	MPLX LP
	4.500%, 04/15/38		5,610	4,820,985
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	410	420,885
	National Australia Bank Ltd.
	4.900%, 06/13/28		900	920,429
	4.787%, 01/10/29		695	708,737
	National Fuel Gas Co.
	2.950%, 03/01/31		3,300	2,922,136
	Nationwide Building Society
Ω	5.127%, 07/29/29		1,180	1,200,855
	NatWest Markets PLC
	5.899%, 08/23/28	AUD	7,500	5,006,572

72

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	3.125%, 01/10/30	EUR	8,700	$9,911,682
	NetApp, Inc.
	2.700%, 06/22/30		3,600	3,234,944
	Newmont Corp.
	5.875%, 04/01/35		5,000	5,284,831
	4.875%, 03/15/42		3,000	2,723,892
	NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34		8,000	7,973,458
	NiSource, Inc.
	5.950%, 06/15/41		525	525,885
	Nomura Holdings, Inc.
	3.103%, 01/16/30		7,625	7,048,609
	2.679%, 07/16/30		2,000	1,786,903
	2.999%, 01/22/32		400	346,987
	Nordea Bank Abp
	4.375%, 09/10/29		6,000	5,999,982
	Northern Star Resources Ltd.
Ω	6.125%, 04/11/33		5,000	5,145,531
	NOV, Inc.
	3.950%, 12/01/42		3,359	2,352,100
	Nucor Corp.
	3.125%, 04/01/32		180	161,489
	NVIDIA Corp.
	3.500%, 04/01/40		1,600	1,327,086
	Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	1,500	1,747,141
	3.375%, 01/10/30	EUR	500	569,138
	ONEOK, Inc.
	6.350%, 01/15/31		3,700	3,911,385
	Ontario Teachers' Finance Trust
#	4.625%, 04/10/29		4,000	4,101,301
	OP Corporate Bank PLC
	0.375%, 12/08/28	EUR	1,500	1,555,211
	Oracle Corp.
	3.250%, 05/15/30		2,966	2,776,620
	3.800%, 11/15/37		400	334,005
	3.600%, 04/01/40		9,000	7,014,932
	4.500%, 07/08/44		800	657,858
	ORIX Corp.
	3.780%, 05/29/29	EUR	4,500	5,228,123
	4.000%, 04/13/32		2,500	2,336,346
	Ovintiv, Inc.
	6.250%, 07/15/33		7,000	6,899,114
	6.500%, 08/15/34		3,000	2,977,097
	6.625%, 08/15/37		1,000	973,162
	6.500%, 02/01/38		1,000	956,361
	Owens Corning
	3.875%, 06/01/30		4,900	4,682,702
	PACCAR Financial Corp.
	4.000%, 09/26/29		250	247,545
	Pacific LifeCorp
Ω	5.125%, 01/30/43		3,000	2,751,897
		Face Amount^	Value†
		(000)

	Penske Truck Leasing Co. LP/PTL Finance Corp.
	5.550%, 05/01/28	5,000	$5,122,230
	Pfizer Investment Enterprises Pte. Ltd.
	5.110%, 05/19/43	1,000	939,362
	Pfizer, Inc.
	2.550%, 05/28/40	4,000	2,799,251
	5.600%, 09/15/40	400	401,657
	Philip Morris International, Inc.
	5.625%, 09/07/33	3,000	3,112,235
	6.375%, 05/16/38	1,000	1,087,418
#	4.375%, 11/15/41	2,335	1,998,382
	3.875%, 08/21/42	5,000	3,969,103
	4.125%, 03/04/43	400	327,427
	4.875%, 11/15/43	400	358,958
	Phillips 66
#	2.150%, 12/15/30	2,200	1,923,130
	4.650%, 11/15/34	3,000	2,798,028
	5.875%, 05/01/42	2,380	2,279,684
	Phillips 66 Co.
	5.300%, 06/30/33	5,000	4,948,582
	Plains All American Pipeline LP/PAA Finance Corp.
	4.300%, 01/31/43	1,500	1,145,748
	4.700%, 06/15/44	5,000	3,986,886
	PNC Financial Services Group, Inc.
	3.450%, 04/23/29	150	144,900
	PPG Industries, Inc.
	2.800%, 08/15/29	5,000	4,673,165
	2.550%, 06/15/30	2,695	2,454,664
	Primerica, Inc.
	2.800%, 11/19/31	5,950	5,180,201
	Progress Energy, Inc.
	6.000%, 12/01/39	5,010	5,111,246
	Progressive Corp.
	6.250%, 12/01/32	900	979,600
	Prologis LP
	4.625%, 01/15/33	2,600	2,555,875
	Protective Life Corp.
Ω	3.400%, 01/15/30	2,150	2,035,888
	Prudential Financial, Inc.
	5.750%, 07/15/33	3,625	3,822,417
	3.000%, 03/10/40	600	448,651
	Prudential Funding Asia PLC
	3.125%, 04/14/30	3,600	3,386,032
	3.625%, 03/24/32	2,750	2,532,764
	Public Storage Operating Co.
#	5.100%, 08/01/33	3,600	3,656,418

73

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	PulteGroup, Inc.
	6.375%, 05/15/33		1,100	$1,160,867
	PVH Corp.
	4.125%, 07/16/29	EUR	2,900	3,330,301
	Quanta Services, Inc.
	3.050%, 10/01/41		1,100	762,072
	Rayonier LP
	2.750%, 05/17/31		3,500	3,042,119
	RCI Banque SA
	3.375%, 07/26/29	EUR	300	341,805
	4.875%, 10/02/29	EUR	300	361,643
	Realty Income Corp.
	3.100%, 12/15/29		972	910,339
	5.625%, 10/13/32		2,600	2,682,246
	2.850%, 12/15/32		2,067	1,781,684
	1.800%, 03/15/33		4,600	3,619,177
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	250	292,645
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,200	1,110,193
	Revvity, Inc.
	3.300%, 09/15/29		1,500	1,413,834
	Reynolds American, Inc.
	5.700%, 08/15/35		1,000	1,005,959
	6.150%, 09/15/43		400	393,925
	Rio Tinto Alcan, Inc.
	6.125%, 12/15/33		5,000	5,368,490
	Roche Holdings, Inc.
#Ω	4.203%, 09/09/29		400	401,088
	Rogers Communications, Inc.
	5.450%, 10/01/43		8,000	7,390,434
	Royal Bank of Canada
	3.875%, 05/04/32		2,000	1,884,973
	5.000%, 02/01/33		6,000	6,027,839
	Royalty Pharma PLC
	2.200%, 09/02/30		400	347,036
	3.300%, 09/02/40		9,250	6,794,095
	RTX Corp.
	4.875%, 10/15/40		4,000	3,703,520
	Salesforce, Inc.
	2.700%, 07/15/41		4,000	2,819,750
	Schlumberger Holdings Corp.
Ω	5.000%, 06/01/34		3,000	2,890,741
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	200	234,667
	SELP Finance SARL
	0.875%, 05/27/29	EUR	4,500	4,658,395
	Shell Finance U.S., Inc.
	2.375%, 11/07/29		200	185,081
			Face Amount^	Value†
			(000)

Shell International Finance BV
	3.875%, 11/13/28		1,000	$994,185
	6.375%, 12/15/38		4,000	4,390,877
	4.550%, 08/12/43		3,107	2,691,723
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	81,991
Ω	2.875%, 03/11/41		10,000	7,290,463
Simon Property Group LP
	2.650%, 07/15/30		3,800	3,469,681
	2.250%, 01/15/32		3,967	3,385,311
Sixt SE
	3.250%, 01/22/30	EUR	300	342,512
Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	500	509,108
	3.375%, 03/19/30	EUR	2,000	2,299,281
Societe Generale SA
#Ω	3.000%, 01/22/30		5,400	4,969,057
Southern Co.
	5.200%, 06/15/33		400	402,503
Southern Co. Gas Capital Corp.
	5.750%, 09/15/33		1,900	1,959,829
Southwest Gas Corp.
	2.200%, 06/15/30		5,700	5,018,023
SSE PLC
	2.875%, 08/01/29	EUR	200	226,737
Stanley Black & Decker, Inc.
	3.000%, 05/15/32		6,500	5,530,976
	5.200%, 09/01/40		3,000	2,738,128
State Street Bank & Trust Co.
#	4.782%, 11/23/29		5,000	5,082,501
State Street Corp.
#	2.400%, 01/24/30		7,810	7,187,802
Steel Dynamics, Inc.
	3.250%, 01/15/31		6,080	5,586,714
Stellantis Finance U.S., Inc.
#Ω	2.691%, 09/15/31		8,389	6,917,781
Stora Enso OYJ
	4.250%, 09/01/29	EUR	160	187,999
Sumitomo Mitsui Financial Group, Inc.
	3.040%, 07/16/29		2,200	2,069,290
	0.632%, 10/23/29	EUR	2,000	2,040,017
	2.222%, 09/17/31		6,227	5,347,490
	5.766%, 01/13/33		2,000	2,079,422

74

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Sumitomo Mitsui Trust Bank Ltd.
Ω	5.350%, 03/07/34		5,300	$5,395,463
	Sun Communities Operating LP
	4.200%, 04/15/32		5,000	4,692,632
	Suncor Energy, Inc.
	5.950%, 12/01/34		6,600	6,701,018
	6.850%, 06/01/39		1,500	1,612,927
	Svenska Handelsbanken AB
	5.000%, 03/02/28	AUD	1,200	783,680
	0.500%, 02/18/30	EUR	2,000	2,013,517
	Swedbank AB
	4.250%, 07/11/28	EUR	1,919	2,276,941
	2.875%, 04/30/29	EUR	1,000	1,130,481
	Tanger Properties LP
	2.750%, 09/01/31		6,000	5,165,504
	Targa Resources Corp.
	4.200%, 02/01/33		3,000	2,739,621
	Telefonica Europe BV
	8.250%, 09/15/30		6,875	7,903,942
	Texas Instruments, Inc.
#	2.250%, 09/04/29		900	830,157
	Tikehau Capital SCA
	6.625%, 03/14/30	EUR	400	505,094
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,450	1,266,037
	3.000%, 02/15/41		8,500	6,081,414
	Toronto-Dominion Bank
	3.631%, 12/13/29	EUR	5,000	5,799,175
	4.783%, 12/17/29		2,200	2,220,724
	3.200%, 03/10/32		5,000	4,477,005
#	4.456%, 06/08/32		4,909	4,772,552
	TotalEnergies Capital International SA
#	2.829%, 01/10/30		1,000	941,351
	Toyota Motor Credit Corp.
	4.650%, 01/05/29		450	454,762
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		7,145	6,708,066
	Travelers Cos., Inc.
	5.350%, 11/01/40		3,300	3,291,135
	4.600%, 08/01/43		2,000	1,763,896
	TWDC Enterprises 18 Corp.
	4.125%, 12/01/41		1,000	837,655
	Tyson Foods, Inc.
	5.700%, 03/15/34		2,000	2,044,930
	UBS Group AG
	0.650%, 09/10/29	EUR	2,000	2,047,623
	Union Pacific Corp.
	3.600%, 09/15/37		2,000	1,718,646
		Face Amount^	Value†
		(000)

3.375%, 02/14/42		250	$190,809
United Parcel Service, Inc.
6.200%, 01/15/38		1,075	1,158,153
5.200%, 04/01/40		5,260	5,093,389
4.875%, 11/15/40		907	849,613
UnitedHealth Group, Inc.
2.750%, 05/15/40		400	284,867
3.050%, 05/15/41		5,200	3,772,181
4.250%, 03/15/43		1,550	1,291,254
Unum Group
5.750%, 08/15/42		2,000	1,912,590
Valero Energy Corp.
7.500%, 04/15/32		4,400	4,925,786
# 6.625%, 06/15/37		2,300	2,388,312
Ventas Realty LP
# 3.000%, 01/15/30		3,400	3,155,942
5.700%, 09/30/43		4,000	3,831,516
Verizon Communications, Inc.
2.350%, 03/23/28	AUD	5,070	3,055,982
4.812%, 03/15/39		10,500	9,792,366
Viatris, Inc.
3.850%, 06/22/40		11,350	7,959,663
Virginia Electric & Power Co.
5.300%, 08/15/33		5,000	5,048,093
8.875%, 11/15/38		1,138	1,488,195
4.000%, 01/15/43		2,800	2,225,204
Volkswagen Financial Services NV
1.125%, 07/05/26	GBP	7,000	8,897,910
Volkswagen Group of America Finance LLC
5.600%, 03/22/34		1,800	1,771,616
Volvo Treasury AB
3.125%, 08/26/29	EUR	3,700	4,254,001
Voya Financial, Inc.
# 5.700%, 07/15/43		1,200	1,141,462
Walt Disney Co.
6.200%, 12/15/34		2,200	2,428,280
3.500%, 05/13/40		6,400	5,185,619
Wells Fargo & Co.
0.625%, 03/25/30	EUR	3,000	2,991,745
Welltower OP LLC
3.100%, 01/15/30		1,200	1,130,221
# 2.750%, 01/15/31		7,300	6,608,803
2.750%, 01/15/32		400	351,178
Western Union Co.
2.750%, 03/15/31		5,000	4,331,990
Westlake Corp.
1.625%, 07/17/29	EUR	120	127,549
2.875%, 08/15/41		800	527,568
Westpac Banking Corp.
1.953%, 11/20/28		301	279,363

75

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

WestRock MWV LLC
8.200%, 01/15/30	3,885	$4,433,705
7.950%, 02/15/31	3,112	3,566,859
Whirlpool Corp.
# 5.750%, 03/01/34	12,000	11,064,482
Williams Cos., Inc.
5.650%, 03/15/33	400	408,900
6.300%, 04/15/40	1,000	1,040,012
5.400%, 03/04/44	7,000	6,409,562
Willis North America, Inc.
5.350%, 05/15/33	3,000	3,024,835
Wisconsin Power & Light Co.
5.375%, 03/30/34	2,200	2,216,185
WP Carey, Inc.
2.250%, 04/01/33	5,000	3,951,875
WRKCo, Inc.
4.200%, 06/01/32	1,600	1,502,726
TOTAL BONDS		1,752,730,758
U.S. TREASURY OBLIGATIONS — (2.5%)
U.S. Treasury Notes
0.250%, 05/31/25	11,750	11,708,691
	Face Amount^	Value†
	(000)

0.250%, 07/31/25	3,750	$3,712,061
0.250%, 08/31/25	11,000	10,852,760
2.250%, 11/15/25	5,000	4,949,297
0.375%, 11/30/25	4,500	4,403,988
2.625%, 01/31/26	5,000	4,947,852
1.500%, 08/15/26	2,500	2,428,418
0.875%, 11/15/30	5,000	4,277,539
TOTAL U.S. TREASURY OBLIGATIONS		47,280,606
TOTAL INVESTMENT SECURITIES (Cost $1,877,050,690)		1,805,690,698

		Shares	Value
SECURITIES LENDING COLLATERAL — (3.8%)
@§	The DFA Short Term Investment Fund	6,163,871	71,285,173
TOTAL INVESTMENTS — (100.0%)
(Cost $1,948,344,726)			$1,876,975,871
As of April 30, 2025, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
JPY	2,346,286,669	USD	16,400,832	Bank of America Corp.	05/02/25	$9,062
AUD	13,312,438	USD	8,396,042	Bank of America Corp.	05/12/25	131,995
AUD	24,356,200	USD	15,503,073	Citibank, N.A.	05/12/25	99,671
AUD	19,822,531	USD	12,494,332	State Street Bank and Trust	05/12/25	204,114
GBP	6,014,874	USD	8,012,704	State Street Bank and Trust	06/09/25	4,435
USD	833,127	EUR	729,835	Citibank, N.A.	07/01/25	3,415
USD	11,988,726	EUR	10,496,944	State Street Bank and Trust	07/01/25	55,265
AUD	14,317,422	USD	9,149,483	State Street Bank and Trust	07/11/25	28,853
AUD	3,319,307	USD	2,121,758	Bank of America Corp.	07/16/25	6,252
USD	44,753,921	EUR	39,067,760	State Street Bank and Trust	07/24/25	275,032
USD	1,608,823	EUR	1,411,305	UBS AG	07/24/25	2,043
Total Appreciation						$820,137
USD	15,765,678	JPY	2,346,286,669	Australia and New Zealand Bank	05/02/25	$(644,216)
USD	47,715,444	AUD	75,963,555	UBS AG	05/12/25	(947,315)
USD	16,452,219	JPY	2,346,286,669	Bank of America Corp.	05/30/25	(9,447)
USD	16,287,770	GBP	12,745,033	State Street Bank and Trust	06/09/25	(699,901)
USD	13,770,468	EUR	12,628,449	Bank of America Corp.	06/10/25	(567,020)
USD	7,895,365	EUR	7,288,512	Royal Bank of Canada	06/10/25	(379,519)
USD	16,024,324	EUR	14,716,984	State Street Bank and Trust	06/10/25	(684,345)
USD	1,875,218	EUR	1,728,689	UBS AG	06/10/25	(87,419)
USD	579,129	EUR	533,476	Citibank, N.A.	07/01/25	(27,353)

76

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,921,640	EUR	2,684,634	State Street Bank and Trust	07/01/25	$(130,389)
USD	28,552,881	EUR	26,349,825	UBS AG	07/02/25	(1,404,850)
USD	16,025,011	AUD	25,871,332	State Street Bank and Trust	07/11/25	(560,082)
AUD	17,121,548	USD	10,994,071	HSBC Bank	07/16/25	(17,431)
USD	18,097,957	AUD	28,430,105	State Street Bank and Trust	07/16/25	(128,611)
Total (Depreciation)						$(6,287,898)
Total Appreciation (Depreciation)						$(5,467,761)
As of April 30, 2025, the value of Rule 144A securities amounted to $197,491,464 or 10.8% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,679,334	—	$5,679,334
Bonds	—	1,752,730,758	—	1,752,730,758
U.S. Treasury Obligations	—	47,280,606	—	47,280,606
Securities Lending Collateral	—	71,285,173	—	71,285,173
Total Investments in Securities	—	$1,876,975,871	—	$1,876,975,871
Financial Instruments
Assets
Forward Currency Contracts**	—	820,137	—	820,137
Liabilities
Forward Currency Contracts**	—	(6,287,898)	—	(6,287,898)
Total Financial Instruments	—	$(5,467,761)	—	$(5,467,761)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
77

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

			Face Amount	Value†
			(000)
BONDS — (88.8%)
AUSTRALIA — (3.8%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	3,500	$3,648,020
Glencore Funding LLC
Ω	1.625%, 09/01/25		1,175	1,161,997
Ω	1.625%, 04/27/26		700	679,151
(r)Ω	SOFR + 1.060%, FRN, 5.437%, 04/04/27		29	29,130
ING Bank Australia Ltd.
(r)	3M Swap + 0.950%, FRN, 5.067%, 03/22/27	AUD	1,500	964,717
(r)	3M Swap + 1.020%, FRN, 5.167%, 08/20/29	AUD	2,500	1,602,689
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	548,972
Norfina Ltd.
(r)	3M Swap + 0.740%, FRN, 4.851%, 09/27/27	AUD	5,300	3,384,392
(r)	3M Swap + 1.250%, FRN, 5.365%, 12/14/27	AUD	8,050	5,201,496
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	5,390	5,535,166
Scentre Group Trust 1, 3M Swap + 1.120%, FRN
(r)	5.239%, 11/27/29	AUD	8,500	5,407,271
Toyota Finance Australia Ltd., 3M Swap + 1.100%, FRN
(r)	5.052%, 01/22/30	AUD	4,500	2,858,695
Woodside Finance Ltd.
Ω	4.500%, 03/04/29		800	789,058
TOTAL AUSTRALIA				31,810,754
BELGIUM — (0.9%)
Belfius Bank SA
	0.375%, 09/02/25	EUR	1,800	2,024,996
	0.375%, 02/13/26	EUR	5,000	5,574,955
TOTAL BELGIUM				7,599,951
			Face Amount	Value†
			(000)
CANADA — (4.5%)
	Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	1,000	$1,126,645
Bank of Montreal
	3.700%, 06/07/25		1,100	1,098,713
(r)	SOFR + 0.620%, FRN, 4.989%, 09/15/26		170	169,796
(r)	SOFR + 0.760%, FRN, 5.129%, 06/04/27		6,500	6,501,672
	Bank of Nova Scotia, 3M Euribor + 0.400%, FRN
(r)	2.901%, 06/17/26	EUR	2,000	2,266,562
	Canadian Imperial Bank of Commerce, 3M Euribor + 0.700%, FRN
(r)	2.874%, 01/29/27	EUR	1,500	1,705,750
	Canadian Natural Resources Ltd.
	2.050%, 07/15/25		420	417,504
	Element Fleet Management Corp.
Ω	3.850%, 06/15/25		2,500	2,494,993
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,169,984
	Enbridge, Inc.
	3.125%, 11/15/29		200	187,126
	Methanex Corp.
	5.250%, 12/15/29		2,000	1,899,616
	National Bank of Canada
	5.296%, 11/03/25	CAD	2,000	1,467,764
Royal Bank of Canada
	3.369%, 09/29/25	CAD	10,300	7,481,359
(r)	SOFR + 0.950%, FRN, 5.328%, 01/19/27		326	326,999
Toronto-Dominion Bank
	2.667%, 09/09/25	CAD	5,000	3,622,153
(r)	SOFR + 0.730%, FRN, 5.107%, 04/05/27		2,500	2,489,182
(r)	3M Swap + 1.200%, FRN, 5.137%, 07/23/29	AUD	800	509,576

78

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
CANADA — (Continued)
(r)	SOFR + 1.030%, FRN, 5.400%, 12/17/29		2,000	$1,985,961
TOTAL CANADA				37,921,355
CZECH REPUBLIC — (0.0%)
Czech Gas Networks Investments SARL
	0.450%, 09/08/29	EUR	380	383,164
DENMARK — (1.0%)
Danske Bank AS
	0.625%, 05/26/25	EUR	2,500	2,829,158
ISS Finance BV
	1.250%, 07/07/25	EUR	2,800	3,164,629
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	2,300	2,678,949
TOTAL DENMARK				8,672,736
FINLAND — (0.2%)
Nordea Bank Abp, SOFR + 1.020%, FRN
(r)Ω	5.388%, 09/10/29		722	722,561
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	740	754,805
TOTAL FINLAND				1,477,366
FRANCE — (4.4%)
Banque Federative du Credit Mutuel SA
	1.000%, 05/23/25	EUR	2,000	2,263,866
(r)	SOFR + 1.400%, FRN, 5.776%, 07/13/26		500	505,630
(r)Ω	SOFR + 1.130%, FRN, 5.510%, 01/23/27		750	752,520
(r)	3M Euribor + 0.640%, FRN, 3.104%, 03/05/27	EUR	3,000	3,409,223
BPCE SA
#Ω	1.000%, 01/20/26		3,000	2,923,631
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.238%, 03/11/27		3,300	3,302,404
Engie SA
	3.625%, 01/11/30	EUR	400	466,134
Holding d'Infrastructures de Transport SASU
	2.500%, 05/04/27	EUR	5,400	6,100,441
			Face Amount	Value†
			(000)
FRANCE — (Continued)
JCDecaux SE
	1.625%, 02/07/30	EUR	1,100	$1,155,404
Pernod Ricard SA
	0.125%, 10/04/29	EUR	1,000	1,003,672
RCI Banque SA
	3.875%, 01/12/29	EUR	1,000	1,158,619
	3.375%, 07/26/29	EUR	2,700	3,076,241
	4.875%, 10/02/29	EUR	1,100	1,326,023
Societe Generale SA
#Ω	1.375%, 07/08/25		3,600	3,576,137
#Ω	4.000%, 01/12/27		2,000	1,977,425
Tikehau Capital SCA
	6.625%, 03/14/30	EUR	2,100	2,651,744
Vinci SA, 3M Euribor + 0.250%, FRN
(r)	2.789%, 05/13/26	EUR	1,000	1,132,708
TOTAL FRANCE				36,781,822
GERMANY — (5.9%)
Bayer AG
	4.250%, 08/26/29	EUR	150	177,968
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,787,260
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	4.928%, 04/02/26		6,500	6,489,498
Continental AG
	3.500%, 10/01/29	EUR	5,050	5,833,168
Deutsche Bank AG
	4.100%, 01/13/26		1,000	995,754
E.ON SE
	3.125%, 03/05/30	EUR	1,340	1,546,483
Fresenius Medical Care AG
	3.875%, 09/20/27	EUR	1,500	1,748,120
Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26		3,280	3,141,551
Fresenius SE & Co. KGaA
	1.875%, 05/24/25	EUR	2,707	3,065,246
Grand City Properties SA
	4.375%, 01/09/30	EUR	600	699,166
Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,300	1,462,503
Landesbank Baden-Wuerttemberg, 3M Swap + 1.270%, FRN
(r)	5.505%, 08/02/29	AUD	6,840	4,354,505

79

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
GERMANY — (Continued)
	Mercedes-Benz International Finance BV, 3M Euribor + 0.480%, FRN
(r)	2.990%, 08/19/27	EUR	4,000	$4,527,301
	Sixt SE
	3.250%, 01/22/30	EUR	500	570,854
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	2,300	2,301,748
	Volkswagen Financial Services AG, 3M Euribor + 0.780%, FRN
(r)	3.291%, 06/10/27	EUR	4,000	4,538,793
	Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	4,000	5,298,285
	TOTAL GERMANY			49,538,203
IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25		5,450	5,458,136
#	1.750%, 01/30/26		500	488,819
	4.625%, 09/10/29		150	148,872
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,500	1,729,584
	TOTAL IRELAND			7,825,411
ITALY — (1.8%)
	Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	1,740	1,884,003
	Eni SpA
	0.625%, 01/23/30	EUR	1,900	1,937,764
	Italgas SpA
	2.875%, 03/06/30	EUR	5,000	5,625,509
Snam SpA
Δ	0.000%, 08/15/25	EUR	5,000	5,624,659
(r)	3M Euribor + 0.400%, FRN, 2.679%, 04/15/26	EUR	400	453,612
	TOTAL ITALY			15,525,547
JAPAN — (4.7%)
	Japan Bank for International Cooperation
	0.625%, 07/15/25		1,754	1,740,122
	JT International Financial Services BV
	1.125%, 09/28/25	EUR	1,000	1,126,396
			Face Amount	Value†
			(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
#	3.850%, 03/01/26		4,000	$3,983,519
Mizuho Bank Ltd.
(r)	3M Swap + 0.850%, FRN, 4.965%, 09/14/26	AUD	5,500	3,533,066
(r)	3M Swap + 0.880%, FRN, 4.832%, 01/18/27	AUD	1,850	1,188,668
(r)	3M Swap + 0.750%, FRN, 4.868%, 09/06/27	AUD	1,830	1,171,832
MUFG Bank Ltd., 3M Swap + 0.850%, FRN
(r)	4.967%, 03/05/27	AUD	7,000	4,494,702
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		3,000	2,970,935
Nomura Holdings, Inc.
	5.099%, 07/03/25		200	200,091
	1.851%, 07/16/25		2,832	2,815,414
	1.653%, 07/14/26		700	675,589
SoftBank Group Corp.
	6.000%, 07/30/25		1,000	998,997
	6.750%, 07/08/29		1,000	1,011,102
Sumitomo Mitsui Banking Corp., 3M Swap + 0.780%, FRN
(r)	4.732%, 01/20/27	AUD	800	513,270
Sumitomo Mitsui Financial Group, Inc.
	1.474%, 07/08/25		1,500	1,491,430
	1.546%, 06/15/26	EUR	1,522	1,707,005
(r)	SOFR + 1.170%, FRN, 5.547%, 07/09/29		4,800	4,831,214
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.347%, 09/10/27		2,050	2,053,222
Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	2,900	3,276,741
Toyota Motor Finance Netherlands BV, 3M Euribor + 0.680%, FRN
(r)	3.215%, 02/09/27	EUR	200	227,458
TOTAL JAPAN				40,010,773

80

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
LUXEMBOURG — (1.6%)
ArcelorMittal SA
	6.125%, 06/01/25		500	$499,507
	4.875%, 09/26/26	EUR	1,798	2,093,058
	3.125%, 12/13/28	EUR	2,800	3,168,524
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	3,920	4,559,280
	SELP Finance SARL
	0.875%, 05/27/29	EUR	3,400	3,519,676
	TOTAL LUXEMBOURG			13,840,045
NETHERLANDS — (2.3%)
ABN AMRO Bank NV
	2.375%, 06/01/27	EUR	1,000	1,128,145
	0.500%, 09/23/29	EUR	900	914,911
	4.250%, 02/21/30	EUR	3,000	3,560,751
	Ayvens Bank NV
	2.125%, 05/06/25	EUR	700	793,028
	Enexis Holding NV
	0.875%, 04/28/26	EUR	1,000	1,119,093
	ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,100,349
	Koninklijke Philips NV
	0.500%, 05/22/26	EUR	4,550	5,060,844
	Sandoz Finance BV
	3.250%, 09/12/29	EUR	508	581,696
	TOTAL NETHERLANDS			19,258,817
NORWAY — (0.4%)
	Aker BP ASA
Ω	3.750%, 01/15/30		2,500	2,362,012
	Var Energi ASA
	5.500%, 05/04/29	EUR	1,010	1,226,121
	TOTAL NORWAY			3,588,133
PORTUGAL — (0.1%)
Ren Finance BV
	0.500%, 04/16/29	EUR	700	720,563
SPAIN — (1.9%)
Banco Bilbao Vizcaya Argentaria SA
	1.375%, 05/14/25	EUR	400	453,013
	1.125%, 09/18/25		1,600	1,576,373
	1.750%, 11/26/25	EUR	3,000	3,388,798
	Banco Santander SA, 3M Euribor + 0.680%, FRN
(r)	2.854%, 01/29/26	EUR	700	794,794
	Criteria Caixa SA
	3.500%, 10/02/29	EUR	3,000	3,423,959
	Inmobiliaria Colonial Socimi SA
	3.250%, 01/22/30	EUR	1,000	1,138,427
		Face Amount	Value†
		(000)
SPAIN — (Continued)
Naturgy Finance Iberia SA
0.875%, 05/15/25	EUR	1,500	$1,698,435
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	1,000	1,337,894
0.664%, 02/03/30	EUR	2,300	2,350,222
TOTAL SPAIN			16,161,915
SWEDEN — (1.1%)
Autoliv, Inc.
3.625%, 08/07/29	EUR	1,200	1,386,197
Castellum Helsinki Finance Holding Abp
0.875%, 09/17/29	EUR	1,000	1,012,375
Securitas Treasury Ireland DAC
3.875%, 02/23/30	EUR	1,320	1,548,801
Swedbank AB
0.750%, 05/05/25	EUR	2,000	2,265,701
3.750%, 11/14/25	EUR	1,000	1,141,279
(r) SOFR + 1.030%, FRN, 5.393%, 11/20/29		1,500	1,509,296
TOTAL SWEDEN			8,863,649
SWITZERLAND — (1.0%)
UBS AG, 3M Swap + 1.450%, FRN
(r) 5.579%, 11/24/28	AUD	5,500	3,578,796
UBS Group AG
2.750%, 08/08/25	GBP	1,500	1,984,078
4.125%, 09/24/25		2,000	1,994,634
4.125%, 04/15/26		1,000	996,839
TOTAL SWITZERLAND			8,554,347
UNITED KINGDOM — (4.4%)
Barclays PLC
4.375%, 01/12/26		2,160	2,154,704
BAT International Finance PLC
1.668%, 03/25/26		2,616	2,545,865
2.250%, 01/16/30	EUR	400	435,277
British Telecommunications PLC
0.500%, 09/12/25	EUR	1,000	1,124,305
Cadent Finance PLC
0.625%, 03/19/30	EUR	2,033	2,047,203
CK Hutchison Europe Finance 21 Ltd.
0.750%, 11/02/29	EUR	1,700	1,723,767
CNH Industrial Finance Europe SA
1.625%, 07/03/29	EUR	540	578,216

81

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED KINGDOM — (Continued)
Imperial Brands Finance PLC
Ω	5.500%, 02/01/30		200	$205,530
Motability Operations Group PLC
	4.000%, 01/17/30	EUR	4,800	5,659,274
Nationwide Building Society
Ω	3.900%, 07/21/25		1,800	1,796,703
#Ω	1.000%, 08/28/25		2,600	2,565,784
Ω	1.500%, 10/13/26		1,500	1,441,017
NatWest Group PLC
	4.800%, 04/05/26		2,367	2,374,072
NatWest Markets PLC
(r)Ω	SOFR + 0.900%, FRN, 5.264%, 05/17/27		3,500	3,491,740
(r)Ω	SOFR + 0.950%, FRN, 5.323%, 03/21/28		2,200	2,195,130
Reynolds American, Inc.
	4.450%, 06/12/25		1,190	1,189,349
Santander U.K. Group Holdings PLC
	3.625%, 01/14/26	GBP	1,000	1,321,893
Standard Chartered Bank
(r)	SOFR + 0.650%, FRN, 5.026%, 10/08/26		2,100	2,098,305
(r)	3M Euribor + 0.450%, FRN, 2.729%, 01/15/27	EUR	1,800	2,038,215
Tesco Corporate Treasury Services PLC
	2.500%, 05/02/25	GBP	349	465,113
TOTAL UNITED KINGDOM				37,451,462
UNITED STATES — (47.9%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		7,926	7,695,773
AbbVie, Inc.
	3.600%, 05/14/25		140	139,944
Advance Auto Parts, Inc.
	1.750%, 10/01/27		2,000	1,798,014
	5.950%, 03/09/28		380	376,859
Aircastle Ltd.
Ω	5.250%, 08/11/25		260	259,590
	4.250%, 06/15/26		3,500	3,465,989
Ω	6.500%, 07/18/28		200	207,392
Ω	5.950%, 02/15/29		200	205,198
Ally Financial, Inc.
	2.200%, 11/02/28		530	480,216
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
Altria Group, Inc.
	2.200%, 06/15/27	EUR	2,000	$2,240,654
	6.200%, 11/01/28		118	124,553
	Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,835	2,804,846
	American Electric Power Co., Inc.
	1.000%, 11/01/25		678	666,010
	American Express Co., SOFR + 0.650%, FRN
(r)	5.012%, 11/04/26		426	425,098
American Honda Finance Corp.
(r)	SOFR + 0.710%, FRN, 5.087%, 01/09/26		1,700	1,701,057
(r)	SOFR + 0.720%, FRN, 5.097%, 10/05/26		2,900	2,900,850
(r)	SOFR + 0.720%, FRN, 5.098%, 10/22/27		3,200	3,180,865
	American National Group, Inc.
	5.750%, 10/01/29		400	406,521
American Tower Corp.
	1.950%, 05/22/26	EUR	500	562,348
	3.600%, 01/15/28		77	75,305
	0.875%, 05/21/29	EUR	510	531,227
	2.900%, 01/15/30		400	370,465
	5.000%, 01/31/30		200	203,176
	Amgen, Inc.
	5.250%, 03/02/30		200	205,690
ARES Capital Corp.
	3.250%, 07/15/25		4,600	4,585,133
	3.875%, 01/15/26		1,000	992,146
	2.875%, 06/15/28		90	83,556
	5.875%, 03/01/29		130	130,882
	5.950%, 07/15/29		500	506,142
	Arrow Electronics, Inc.
	5.150%, 08/21/29		200	201,637
AT&T, Inc.
	4.000%, 11/25/25	CAD	2,000	1,456,434
	4.300%, 02/15/30		200	198,420
	0.800%, 03/04/30	EUR	970	995,088
	Avangrid, Inc.
	3.800%, 06/01/29		200	193,770
Aviation Capital Group LLC
Ω	5.375%, 07/15/29		2,630	2,654,774
	Bank of America Corp.
	2.300%, 07/25/25	GBP	1,082	1,431,658
	Becton Dickinson & Co.
	0.034%, 08/13/25	EUR	4,250	4,780,479

82

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	Boardwalk Pipelines LP
	5.950%, 06/01/26		1,926	$1,950,942
Boeing Co.
	2.600%, 10/30/25		1,827	1,804,247
	3.100%, 05/01/26		3,840	3,774,911
	2.250%, 06/15/26		153	148,670
	BorgWarner, Inc.
	4.950%, 08/15/29		200	201,013
Boston Properties LP
	4.500%, 12/01/28		252	248,310
	3.400%, 06/21/29		3,800	3,561,965
	Buckeye Partners LP
Ω	4.500%, 03/01/28		1,900	1,831,733
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	1,005	1,069,065
	Cardinal Health, Inc.
	5.000%, 11/15/29		200	203,328
	Cargill, Inc., SOFR + 0.610%, FRN
(r)Ω	4.972%, 02/11/28		7,500	7,476,552
	Carrier Global Corp.
	2.722%, 02/15/30		200	184,660
Caterpillar Financial Services Corp.
(r)	SOFR + 0.455%, FRN, 4.817%, 08/11/25		5,250	5,251,828
(r)	SOFR + 0.520%, FRN, 4.882%, 05/14/27		1,274	1,272,013
(r)	SOFR + 0.520%, FRN, 4.888%, 03/03/28		1,200	1,197,449
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		6,800	6,486,159
	Cencora, Inc.
	4.850%, 12/15/29		200	202,289
	Charles Schwab Corp., SOFR + 1.050%, FRN
(r)	5.418%, 03/03/27		5,324	5,349,608
Citibank NA
(r)	SOFR + 0.708%, FRN, 5.068%, 08/06/26		5,238	5,235,539
(r)	SOFR + 1.060%, FRN, 5.429%, 12/04/26		1,200	1,203,745
	CNH Industrial Capital LLC
	3.950%, 05/23/25		1,700	1,699,152
		Face Amount	Value†
		(000)
UNITED STATES — (Continued)
CNO Financial Group, Inc.
5.250%, 05/30/25		5,500	$5,499,676
Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r) 4.884%, 11/18/27		1,300	1,296,230
Constellation Energy Generation LLC
3.250%, 06/01/25		3,500	3,493,152
COPT Defense Properties LP
2.250%, 03/15/26		1,200	1,170,783
Crown Americas LLC
5.250%, 04/01/30		810	808,185
Crown Castle, Inc.
5.600%, 06/01/29		250	256,838
4.900%, 09/01/29		250	250,605
CVS Health Corp.
3.875%, 07/20/25		3,700	3,690,294
3.250%, 08/15/29		250	235,557
5.125%, 02/21/30		1,860	1,882,825
DCP Midstream Operating LP
5.375%, 07/15/25		1,272	1,272,266
5.125%, 05/15/29		400	403,229
Discover Bank
3.450%, 07/27/26		2,000	1,968,825
Discover Financial Services
4.500%, 01/30/26		2,500	2,491,734
4.100%, 02/09/27		1,000	990,807
Discovery Communications LLC
4.125%, 05/15/29		2,000	1,869,971
Dollar Tree, Inc.
4.000%, 05/15/25		437	436,756
DPL, Inc.
4.125%, 07/01/25		2,000	1,983,492
DTE Energy Co.
1.050%, 06/01/25		3,340	3,328,339
3.400%, 06/15/29		92	87,549
Duke Energy Corp.
4.850%, 01/05/29		64	64,865
DXC Capital Funding DAC
0.450%, 09/15/27	EUR	2,500	2,655,283
DXC Technology Co.
1.750%, 01/15/26	EUR	2,000	2,250,140
1.800%, 09/15/26		3,000	2,879,051
Energy Transfer LP
2.900%, 05/15/25		1,674	1,672,672
5.200%, 04/01/30		1,800	1,817,519
EPR Properties
4.750%, 12/15/26		2,000	1,982,494
Equinix, Inc.
3.200%, 11/18/29		200	188,162

83

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
Essex Portfolio LP
	1.700%, 03/01/28		95	$88,046
Expedia Group, Inc.
	5.000%, 02/15/26		1,166	1,167,598
Fiserv, Inc.
	2.250%, 07/01/25	GBP	696	923,029
	3.500%, 07/01/29		200	190,617
Flex Ltd.
	4.750%, 06/15/25		650	649,717
	3.750%, 02/01/26		5,000	4,955,120
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	1,990,960
	4.389%, 01/08/26		1,000	989,625
	6.950%, 03/06/26		1,000	1,009,740
Fortive Corp.
	3.700%, 08/15/29	EUR	2,200	2,552,036
GATX Corp.
#	4.700%, 04/01/29		200	200,008
General Electric Co., TSFR3M + 0.642%, FRN
(r)	4.945%, 05/05/26		5,830	5,819,855
General Motors Co.
	6.125%, 10/01/25		814	817,046
General Motors Financial Co., Inc.
	2.750%, 06/20/25		3,500	3,489,157
	1.250%, 01/08/26		300	292,616
#	5.250%, 03/01/26		1,473	1,473,969
Genuine Parts Co.
	4.950%, 08/15/29		600	602,969
Global Payments, Inc.
	1.200%, 03/01/26		1,600	1,549,734
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		200	199,805
Goldman Sachs Group, Inc.
	4.250%, 01/29/26	GBP	700	930,176
Harley-Davidson Financial Services, Inc.
Ω	5.950%, 06/11/29		4,100	4,080,740
HAT Holdings I LLC/HAT Holdings II LLC
Ω	8.000%, 06/15/27		2,900	2,978,652
HCA, Inc., SOFR + 0.870%, FRN
(r)	5.239%, 03/01/28		5,000	4,989,100
Healthcare Realty Holdings LP
	3.500%, 08/01/26		5,000	4,907,164
	3.100%, 02/15/30		1,100	1,009,879
Helmerich & Payne, Inc.
#Ω	4.850%, 12/01/29		1,630	1,540,019
		Face Amount	Value†
		(000)
UNITED STATES — (Continued)
Hewlett Packard Enterprise Co.
1.750%, 04/01/26		1,464	$1,425,167
Highwoods Realty LP
3.050%, 02/15/30		3,340	2,979,148
Host Hotels & Resorts LP
3.375%, 12/15/29		5,000	4,610,324
HP, Inc.
2.200%, 06/17/25		2,440	2,431,132
Huntington Bancshares, Inc.
4.000%, 05/15/25		580	579,679
# 2.550%, 02/04/30		200	180,478
Huntsman International LLC
4.500%, 05/01/29		4,300	4,053,156
Hyatt Hotels Corp.
4.850%, 03/15/26		1,796	1,796,701
Intel Corp.
5.125%, 02/10/30		1,360	1,372,937
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	1,000	1,117,059
Jabil, Inc.
1.700%, 04/15/26		5,825	5,659,084
3.600%, 01/15/30		130	122,714
Jefferies Financial Group, Inc.
# 4.850%, 01/15/27		2,000	2,010,609
John Deere Capital Corp.
(r) SOFR + 0.680%, FRN, 5.057%, 07/15/27		6,375	6,388,387
(r) SOFR + 0.500%, FRN, 4.867%, 03/06/28		1,700	1,696,430
Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r) 5.249%, 03/15/27		1,500	1,503,766
KeyCorp
2.550%, 10/01/29		900	816,400
Kilroy Realty LP
3.050%, 02/15/30		1,000	881,015
L3Harris Technologies, Inc.
2.900%, 12/15/29		101	93,488
Laboratory Corp. of America Holdings
1.550%, 06/01/26		1,914	1,855,882
Las Vegas Sands Corp.
2.900%, 06/25/25		3,000	2,986,410
3.900%, 08/08/29		1,000	928,503
Leggett & Platt, Inc.
# 3.500%, 11/15/27		1,221	1,171,718

84

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	Lennar Corp.
	4.750%, 05/30/25		1,200	$1,199,822
	Liberty Mutual Group, Inc.
#Ω	4.569%, 02/01/29		200	199,045
	LYB International Finance III LLC
	1.250%, 10/01/25		316	311,367
	ManpowerGroup, Inc.
	1.750%, 06/22/26	EUR	130	146,283
Marathon Petroleum Corp.
	4.700%, 05/01/25		1,900	1,900,000
	5.150%, 03/01/30		130	130,826
McDonald's Corp.
	3.375%, 05/26/25		43	42,956
	2.375%, 05/31/29	EUR	300	334,056
	4.000%, 03/07/30	EUR	400	473,908
	McKesson Corp.
	1.500%, 11/17/25	EUR	2,000	2,254,538
	Mondelez International, Inc.
	1.500%, 05/04/25		224	223,925
	MPLX LP
	4.800%, 02/15/29		78	78,050
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	5,329	5,470,482
	National Fuel Gas Co.
	5.500%, 03/15/30		2,600	2,662,591
National Grid North America, Inc.
	0.410%, 01/20/26	EUR	2,750	3,070,671
	3.247%, 11/25/29	EUR	3,000	3,442,291
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.700%, FRN, 5.061%, 05/07/25		232	232,011
(r)	SOFR + 0.400%, FRN, 4.768%, 12/03/25		909	907,765
(r)	SOFR + 0.820%, FRN, 5.189%, 09/16/27		2,222	2,219,633
	Newell Brands, Inc.
	6.625%, 09/15/29		1,000	938,071
NextEra Energy Capital Holdings, Inc.
(r)	SOFR + 0.760%, FRN, 5.143%, 01/29/26		1,290	1,290,639
(r)	SOFR + 0.800%, FRN, 5.162%, 02/04/28		5,850	5,854,082
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
Nissan Motor Acceptance Co. LLC
Ω	2.000%, 03/09/26		1,500	$1,441,623
	1.850%, 09/16/26		250	235,970
Nordstrom, Inc.
	6.950%, 03/15/28		2,246	2,262,274
Norfolk Southern Corp.
	5.590%, 05/17/25		600	600,264
	3.800%, 08/01/28		65	64,188
NOV, Inc.
#	3.600%, 12/01/29		200	188,576
ONEOK, Inc.
	5.650%, 11/01/28		55	56,705
	4.400%, 10/15/29		200	196,891
Oracle Corp.
	2.950%, 05/15/25		5,000	4,996,443
(r)	SOFR + 0.760%, FRN, 5.122%, 08/03/28		710	711,186
Ovintiv, Inc.
	5.650%, 05/15/25		1,612	1,611,397
Paramount Global
	4.200%, 06/01/29		3,700	3,571,672
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		572	570,144
Ω	1.700%, 06/15/26		5,150	4,983,447
Ω	6.050%, 08/01/28		22	22,883
Ω	5.350%, 03/30/29		90	91,614
Ω	5.250%, 07/01/29		510	518,532
Philip Morris International, Inc.
	1.500%, 05/01/25		160	160,000
(r)	SOFR + 0.830%, FRN, 5.213%, 04/28/28		7,000	7,005,628
Plains All American Pipeline LP/PAA Finance Corp.
	4.650%, 10/15/25		1,300	1,297,932
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	4,000	4,529,100
Principal Financial Group, Inc.
	3.400%, 05/15/25		639	638,594
Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	190	221,735
Prologis LP
	3.000%, 06/02/26	EUR	2,100	2,385,162
Public Storage Operating Co., SOFR + 0.600%, FRN
(r)	4.981%, 07/25/25		4,201	4,203,563

85

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
PVH Corp.
	4.125%, 07/16/29	EUR	500	$574,190
QUALCOMM, Inc.
	3.450%, 05/20/25		173	172,889
Radian Group, Inc.
	6.200%, 05/15/29		600	619,378
Realty Income Corp.
	4.625%, 11/01/25		159	158,937
Revvity, Inc.
	1.875%, 07/19/26	EUR	6,000	6,726,332
Rockies Express Pipeline LLC
Ω	3.600%, 05/15/25		2,300	2,297,428
Ω	4.950%, 07/15/29		1,150	1,099,305
Royalty Pharma PLC
	1.200%, 09/02/25		3,986	3,935,848
Santander Holdings USA, Inc.
	3.244%, 10/05/26		3,000	2,935,976
Sealed Air Corp.
Ω	5.500%, 09/15/25		2,500	2,498,357
Ω	4.000%, 12/01/27		1,000	964,794
SLM Corp.
	3.125%, 11/02/26		3,000	2,906,013
	6.500%, 01/31/30		1,000	1,032,285
State Street Corp., SOFR + 0.640%, FRN
(r)	5.020%, 10/22/27		180	179,334
Steel Dynamics, Inc.
	2.400%, 06/15/25		100	99,677
Steelcase, Inc.
	5.125%, 01/18/29		2,000	1,900,400
Stellantis NV
	4.375%, 03/14/30	EUR	1,500	1,755,828
Stryker Corp.
	1.150%, 06/15/25		1,743	1,735,166
Synchrony Financial
	4.875%, 06/13/25		3,807	3,804,108
	4.500%, 07/23/25		69	68,893
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		400	401,953
T-Mobile USA, Inc.
	2.050%, 02/15/28		64	60,182
	2.400%, 03/15/29		93	85,947
Toyota Motor Credit Corp.
(r)	SOFR + 0.650%, FRN, 5.027%, 01/05/26		1,000	1,000,700
(r)	SOFR + 0.770%, FRN, 5.131%, 08/07/26		2,100	2,103,794
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
(r)	SOFR + 0.650%, FRN, 5.022%, 03/19/27		2,200	$2,200,020
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,759	2,719,818
Ventas Realty LP
	4.125%, 01/15/26		2,500	2,484,872
#	3.000%, 01/15/30		200	185,644
	VMware LLC
	1.400%, 08/15/26		3,725	3,575,473
	Vontier Corp.
	1.800%, 04/01/26		3,500	3,399,196
	Vornado Realty LP
	2.150%, 06/01/26		6,100	5,881,645
Walgreens Boots Alliance, Inc.
	3.600%, 11/20/25	GBP	1,000	1,309,421
#	3.450%, 06/01/26		5,000	4,886,423
	Warnermedia Holdings, Inc.
	4.054%, 03/15/29		2,000	1,868,168
Wells Fargo & Co.
	1.625%, 06/02/25	EUR	1,600	1,811,129
	2.000%, 07/28/25	GBP	1,440	1,902,539
	2.975%, 05/19/26	CAD	2,500	1,809,499
	Western Digital Corp.
	4.750%, 02/15/26		652	647,703
	Western Union Co.
	1.350%, 03/15/26		5,000	4,845,312
	Westlake Corp.
	1.625%, 07/17/29	EUR	1,327	1,410,479
	Weyerhaeuser Co.
	4.000%, 11/15/29		200	194,628
	Whirlpool Corp.
	3.700%, 05/01/25		290	290,000
Williams Cos., Inc.
	4.000%, 09/15/25		1,800	1,793,934
	4.800%, 11/15/29		92	92,592
	WP Carey, Inc.
	3.850%, 07/15/29		200	193,448
	XPLR Infrastructure Operating Partners LP
Ω	3.875%, 10/15/26		1,000	964,688
	Yum! Brands, Inc.
Ω	4.750%, 01/15/30		2,500	2,426,381
	TOTAL UNITED STATES			404,535,061
	TOTAL BONDS			750,521,074
U.S. TREASURY OBLIGATIONS — (5.4%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.125%, FRN, 4.370%, 07/31/25		6,000	6,000,107

86

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	2.000%, 08/15/25	5,000	$4,965,918
	0.250%, 08/31/25	5,000	4,933,073
(r)	3M USTMMR + 0.170%, FRN, 4.415%, 10/31/25	13,000	13,004,518
(r)	3M USTMMR + 0.150%, FRN, 4.395%, 04/30/26	17,000	17,003,087
TOTAL U.S. TREASURY OBLIGATIONS			45,906,703
COMMERCIAL PAPER — (4.6%)
CANADA — (0.8%)
Magna International, Inc.
Ω	4.871%, 07/24/25	2,000	1,978,002
TELUS Corp.
Ω	5.064%, 06/18/25	4,000	3,974,589
ΔΩ	4.585%, 09/09/25	1,100	1,081,419
TOTAL CANADA			7,034,010
ITALY — (0.1%)
Intesa Sanpaolo Funding LLC
	4.833%, 06/13/25	750	745,633
UNITED KINGDOM — (1.1%)
BAT International Finance PLC
Ω	4.812%, 05/05/25	500	499,682
Ω	4.752%, 08/25/25	500	492,477
Lloyds Bank PLC
	4.463%, 05/05/25	8,000	7,995,192
TOTAL UNITED KINGDOM			8,987,351
		Face Amount	Value†
		(000)

UNITED STATES — (2.6%)
Broadcom, Inc.
Ω	4.764%, 05/28/25	2,000	$1,992,729
Crown Castle, Inc.
Ω	4.880%, 05/01/25	5,000	4,999,330
Dow Chemical Co.
	4.799%, 06/04/25	3,500	3,484,007
Duke Energy Corp.
Ω	4.614%, 05/06/25	500	499,622
FMC Corp.
Ω	5.399%, 05/13/25	3,000	2,994,488
HSBC USA, Inc.
Ω	4.725%, 05/19/25	3,251	3,243,501
Mosaic Co.
Ω	4.781%, 05/06/25	5,000	4,996,161
TOTAL UNITED STATES			22,209,838
TOTAL COMMERCIAL PAPER (Cost $38,978,484)			38,976,832
TOTAL INVESTMENT SECURITIES (Cost $823,523,750)			835,404,609

		Shares
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	844,368	9,765,114
TOTAL INVESTMENTS — (100.0%)
(Cost $833,290,124)			$845,169,723
As of April 30, 2025, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,846,964	EUR	3,394,981	State Street Bank and Trust	05/09/25	$27
USD	1,322,892	EUR	1,162,480	UBS AG	05/09/25	5,657
CAD	7,532,056	USD	5,403,197	Citibank, N.A.	05/20/25	65,524
CAD	914,140	USD	661,174	Citibank, N.A.	06/16/25	3,452
USD	43,649,702	EUR	38,260,265	Royal Bank of Canada	06/20/25	183,935
EUR	11,056,333	USD	12,160,764	HSBC Bank	07/01/25	408,638
USD	10,169,070	EUR	8,883,265	State Street Bank and Trust	07/01/25	70,122

87

DFA Targeted Credit Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,765,916	EUR	2,412,115	HSBC Bank	07/24/25	$19,708
USD	6,735,015	EUR	5,885,331	State Street Bank and Trust	07/24/25	34,529
USD	49,444,119	EUR	43,123,394	UBS AG	07/24/25	347,866
Total Appreciation						$1,139,458
USD	23,216,000	EUR	22,311,479	Bank of America Corp.	05/09/25	$(2,065,689)
USD	10,562,729	EUR	9,844,599	State Street Bank and Trust	05/09/25	(592,430)
USD	13,172,571	CAD	18,606,817	Bank of America Corp.	05/20/25	(337,084)
USD	8,444,450	GBP	6,611,670	State Street Bank and Trust	06/09/25	(368,149)
USD	10,697,272	CAD	14,788,459	Citibank, N.A.	06/16/25	(54,685)
USD	15,087,355	EUR	13,785,025	Bank of America Corp.	06/17/25	(570,203)
EUR	802,937	USD	913,984	Societe Generale	06/17/25	(1,977)
USD	30,374,902	EUR	28,008,096	State Street Bank and Trust	06/17/25	(1,437,762)
USD	3,405,383	EUR	3,135,586	UBS AG	06/17/25	(156,134)
EUR	2,529,817	USD	2,906,218	UBS AG	06/17/25	(32,756)
USD	8,103,500	GBP	6,252,572	State Street Bank and Trust	06/20/25	(230,865)
USD	875,810	EUR	803,037	HSBC Bank	07/01/25	(37,123)
USD	50,025,083	EUR	45,942,977	State Street Bank and Trust	07/01/25	(2,205,233)
EUR	554,419	USD	631,179	State Street Bank and Trust	07/01/25	(887)
USD	36,966,885	AUD	61,192,915	Bank of America Corp.	07/10/25	(2,260,993)
EUR	13,943,879	USD	15,895,209	HSBC Bank	07/24/25	(20,016)
Total (Depreciation)						$(10,371,986)
Total Appreciation (Depreciation)						$(9,232,528)
As of April 30, 2025, the value of Rule 144A securities amounted to $118,083,256 or 13.9% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$750,521,074	—	$750,521,074
U.S. Treasury Obligations	—	45,906,703	—	45,906,703
Commercial Paper	—	38,976,832	—	38,976,832
Securities Lending Collateral	—	9,765,114	—	9,765,114
Total Investments in Securities	—	$845,169,723	—	$845,169,723
Financial Instruments
Assets
Forward Currency Contracts**	—	1,139,458	—	1,139,458
Liabilities
Forward Currency Contracts**	—	(10,371,986)	—	(10,371,986)
Total Financial Instruments	—	$(9,232,528)	—	$(9,232,528)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
88

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.8%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$65,955
Government National Mortgage Association, TBA
	6.000%, 05/20/54 TBA		38,702	39,141,933
Uniform Mortgage-Backed Security, TBA
	2.500%, 05/01/54 TBA		75,715	62,932,095
	6.000%, 05/01/54 TBA		44,486	45,127,096
	6.500%, 05/01/54 TBA		42,220	43,476,871
	2.000%, 05/01/55 TBA		79,201	62,803,165
TOTAL AGENCY OBLIGATIONS				253,547,115
BONDS — (82.6%)
AUSTRALIA — (6.1%)
APA Infrastructure Ltd.
	3.500%, 03/22/30	GBP	1,400	1,725,922
	2.000%, 07/15/30	EUR	1,367	1,456,996
Australia & New Zealand Banking Group Ltd.
(r)	SOFR + 0.560%, FRN, 4.931%, 03/18/26		6,900	6,904,276
(r)	3M Euribor + 0.400%, FRN, 2.929%, 05/21/27	EUR	6,300	7,135,160
(r)Ω	SOFR + 0.850%, FRN, 5.219%, 12/16/29		3,000	3,021,201
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	1,000	1,054,636
	3.125%, 04/29/33	EUR	3,000	3,323,382
Commonwealth Bank of Australia, SOFR + 0.400%, FRN
(r)Ω	4.777%, 07/07/25		1,000	1,000,219
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
FMG Resources August 2006 Pty. Ltd.
Ω	4.500%, 09/15/27		1,800	$1,755,853
Ω	5.875%, 04/15/30		700	692,062
Ω	4.375%, 04/01/31		2,100	1,900,566
Ω	6.125%, 04/15/32		1,600	1,576,789
Glencore Funding LLC
Ω	2.500%, 09/01/30		910	806,151
Ω	2.850%, 04/27/31		3,000	2,667,573
National Australia Bank Ltd.
(r)	SOFR + 0.760%, FRN, 5.121%, 05/13/25		1,000	1,000,167
(r)	SOFR + 0.860%, FRN, 5.227%, 06/09/25		5,835	5,837,423
(r)Ω	SOFR + 0.620%, FRN, 4.989%, 06/11/27		5,000	5,002,020
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	14,820	7,914,940
	2.000%, 03/08/33	AUD	8,000	4,270,317
	1.750%, 03/20/34	AUD	22,200	11,149,216
	4.250%, 02/20/36	AUD	4,900	2,953,042
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	9,700	5,073,500
	1.750%, 07/20/34	AUD	34,000	16,795,520
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		3,000	2,921,501
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	15,877,368
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	2,702,065
	4.250%, 12/20/32	AUD	10,800	6,783,734
	2.250%, 09/15/33	AUD	6,000	3,187,480
	2.250%, 11/20/34	AUD	35,700	18,210,188
	2.000%, 09/17/35	AUD	21,100	10,203,473
	2.000%, 11/20/37	AUD	12,000	5,355,102
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	7,900,924
Westpac Banking Corp.
(r)	SOFR + 1.000%, FRN, 5.364%, 08/26/25		500	501,269

89

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	SOFR + 0.810%, FRN, 5.187%, 04/16/29		3,000	$3,009,038
(r)	3M Swap + 0.880%, FRN, 5.059%, 05/14/29	AUD	8,400	5,382,720
	TOTAL AUSTRALIA			177,051,793
BELGIUM — (0.3%)
Ministeries Van de Vlaamse Gemeenschap
	3.125%, 06/22/34	EUR	7,800	8,860,454
CANADA — (11.4%)
Bank of Nova Scotia
	2.150%, 08/01/31		500	430,200
	2.450%, 02/02/32		14,891	12,776,734
	Canada Housing Trust No. 1
Ω	0.950%, 06/15/25	CAD	1,830	1,324,513
	Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	2,000	1,451,168
	Canadian Natural Resources Ltd.
	6.250%, 03/15/38		7,295	7,348,783
	CI Financial Corp.
	3.200%, 12/17/30		7,053	6,154,716
	City of Montreal
	3.150%, 12/01/36	CAD	10,000	6,583,998
CPPIB Capital, Inc.
	3.950%, 06/02/32	CAD	25,600	19,301,761
	4.750%, 06/02/33	CAD	17,400	13,729,163
	4.300%, 06/02/34	CAD	9,500	7,240,356
Fairfax Financial Holdings Ltd.
	2.750%, 03/29/28	EUR	461	514,870
	4.625%, 04/29/30		200	196,128
	Magna International, Inc.
	4.375%, 03/17/32	EUR	1,720	2,029,541
	Methanex Corp.
	5.250%, 12/15/29		3,260	3,096,375
	OMERS Finance Trust
	3.250%, 01/28/35	EUR	10,000	11,403,387
	Ontario Teachers' Finance Trust
	1.850%, 05/03/32	EUR	3,252	3,451,177
Province of British Columbia
	2.850%, 06/18/25	CAD	3,400	2,466,714
	6.500%, 01/15/26		93	94,335
	3.200%, 06/18/32	CAD	20,000	14,370,666
	3.550%, 06/18/33	CAD	3,900	2,835,181
	4.150%, 06/18/34	CAD	29,700	22,338,338
		Face Amount^	Value†
		(000)

CANADA — (Continued)
4.700%, 06/18/37	CAD	8,000	$6,181,227
Province of Manitoba
3.900%, 12/02/32	CAD	12,200	9,127,611
3.800%, 06/02/33	CAD	14,100	10,409,822
4.250%, 06/02/34	CAD	5,000	3,779,559
Province of Ontario
2.600%, 06/02/25	CAD	5,800	4,206,662
3.750%, 06/02/32	CAD	15,000	11,173,945
3.650%, 06/02/33	CAD	26,000	19,065,661
4.150%, 06/02/34	CAD	26,200	19,743,123
Province of Quebec
3.250%, 09/01/32	CAD	19,550	14,073,986
3.600%, 09/01/33	CAD	12,000	8,740,432
4.450%, 09/01/34	CAD	30,000	23,036,196
5.750%, 12/01/36	CAD	6,000	5,068,969
5.000%, 12/01/38	CAD	6,000	4,736,805
Province of Saskatchewan
3.300%, 05/08/34	EUR	5,000	5,759,922
5.000%, 03/05/37	CAD	3,850	3,055,480
PSP Capital, Inc.
3.250%, 07/02/34	EUR	5,000	5,737,665
Rio Tinto Alcan, Inc.
5.750%, 06/01/35		1,000	1,063,128
Rogers Communications, Inc.
7.500%, 08/15/38		4,000	4,576,879
Royal Bank of Canada
2.300%, 11/03/31		300	260,457
3.875%, 05/04/32		8,000	7,539,892
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,726,020
6.800%, 05/15/38		2,028	2,132,624
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	13,200	14,108,896
3.200%, 03/10/32		1,000	895,401
3.129%, 08/03/32	EUR	2,000	2,214,088
TransCanada PipeLines Ltd.
5.600%, 03/31/34		1,000	989,875
TOTAL CANADA			328,542,429
FINLAND — (0.1%)
Nokia OYJ
4.375%, 06/12/27		350	345,528
6.625%, 05/15/39		682	684,966
OP Corporate Bank PLC
0.625%, 11/12/29	EUR	2,750	2,805,020
TOTAL FINLAND			3,835,514

90

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (4.7%)
Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	9,000	$8,768,579
	0.500%, 05/31/35	EUR	1,000	867,962
Agence France Locale
	3.125%, 03/20/34	EUR	2,300	2,603,284
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	4,500	4,995,871
	0.750%, 01/17/30	EUR	1,200	1,213,759
	1.250%, 06/03/30	EUR	1,700	1,737,065
	0.625%, 02/21/31	EUR	9,900	9,555,232
	1.125%, 01/19/32	EUR	2,700	2,617,021
BNP Paribas SA
	2.100%, 04/07/32	EUR	1,500	1,542,184
BPCE SA
#Ω	2.700%, 10/01/29		6,626	6,103,232
	2.375%, 04/26/32	EUR	1,400	1,499,871
Bpifrance SACA
	3.375%, 05/25/34	EUR	2,500	2,870,275
Caisse d'Amortissement de la Dette Sociale
	2.750%, 11/25/32	EUR	5,000	5,614,814
Credit Agricole SA
	4.000%, 01/18/33	EUR	7,500	8,859,089
Electricite de France SA
Ω	3.625%, 10/13/25		40	39,779
	5.875%, 07/18/31	GBP	3,200	4,398,701
	6.125%, 06/02/34	GBP	1,500	2,050,485
French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	47,250	41,322,025
Ile-de-France Mobilites
	3.700%, 06/14/38	EUR	6,000	6,820,852
SNCF Reseau
	1.875%, 03/30/34	EUR	5,400	5,448,976
Societe Generale SA
Ω	3.000%, 01/22/30		1,400	1,288,274
	4.250%, 11/16/32	EUR	1,000	1,203,509
Societe Nationale SNCF SACA
	3.125%, 05/25/34	EUR	2,000	2,242,573
UNEDIC ASSEO
	0.500%, 05/25/36	EUR	1,300	1,093,460
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	521,559
Vinci SA
	3.375%, 10/17/32	EUR	5,000	5,742,419
WEA Finance LLC
#Ω	3.500%, 06/15/29		4,550	4,317,812
TOTAL FRANCE				135,338,662
			Face Amount^	Value†
			(000)

GERMANY — (2.0%)
BASF SE
	3.750%, 06/29/32	EUR	8,400	$9,855,302
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	900	971,717
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	26,002
Ω	5.500%, 07/30/35		877	843,442
Ω	4.625%, 06/25/38		5,000	4,284,446
Ω	3.600%, 07/15/42		3,000	2,028,410
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		600	596,993
Deutsche Boerse AG
	3.875%, 09/28/33	EUR	4,800	5,708,751
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	3,070,749
E.ON SE
	4.000%, 01/16/40	EUR	3,000	3,383,092
Fresenius Medical Care AG
	1.500%, 05/29/30	EUR	3,000	3,141,825
Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		4,000	3,803,593
Ω	2.375%, 02/16/31		8,100	6,844,546
HOWOGE Wohnungsbaugesellschaft GmbH
	1.125%, 11/01/33	EUR	200	180,850
Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	153,813
Siemens Financieringsmaatschappij NV
	3.375%, 02/22/37	EUR	1,800	1,998,638
Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	600	794,743
Volkswagen Leasing GmbH
	0.625%, 07/19/29	EUR	5,000	5,074,799
ZF North America Capital, Inc.
Ω	7.125%, 04/14/30		3,908	3,595,383
TOTAL GERMANY				56,357,094
HONG KONG — (0.6%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		100	94,057

91

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

HONG KONG — (Continued)
	3.625%, 03/24/32		19,800	$18,235,904
	TOTAL HONG KONG			18,329,961
IRELAND — (0.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,438,526
	3.850%, 10/29/41		1,000	773,102
	TOTAL IRELAND			4,211,628
ITALY — (1.2%)
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		2,000	1,928,662
	2.500%, 01/15/30	GBP	3,850	4,570,434
	1.350%, 02/24/31	EUR	1,400	1,411,123
	5.625%, 03/08/33	EUR	500	633,903
Italy Buoni Poliennali Del Tesoro
	5.000%, 08/01/34	EUR	4,000	5,113,823
	4.000%, 02/01/37	EUR	6,000	7,039,760
	Snam SpA
	0.625%, 06/30/31	EUR	7,000	6,821,267
	UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	7,477,720
	TOTAL ITALY			34,996,692
JAPAN — (8.8%)
Japan Government Ten Year Bonds
	0.200%, 03/20/32	JPY	2,410,000	15,989,468
	0.200%, 09/20/32	JPY	3,780,000	24,891,741
	0.500%, 12/20/32	JPY	3,000,000	20,140,159
	0.400%, 06/20/33	JPY	2,340,000	15,483,802
	Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	1,440,000	11,092,472
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,500,000	10,765,212
	1.400%, 09/20/34	JPY	2,700,000	19,123,584
	1.200%, 09/20/35	JPY	3,550,000	24,394,643
	0.400%, 03/20/36	JPY	4,630,000	28,987,530
	0.600%, 09/20/37	JPY	2,200,000	13,636,830
	0.600%, 12/20/37	JPY	2,915,000	17,968,902
	0.500%, 12/20/41	JPY	2,268,000	12,430,061
Mitsubishi UFJ Financial Group, Inc.
	2.559%, 02/25/30		5,000	4,545,785
	3.556%, 06/15/32	EUR	4,069	4,683,502
Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	923	936,145
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	0.693%, 10/07/30	EUR	1,620	$1,608,701
	2.096%, 04/08/32	EUR	2,850	2,948,521
Nissan Motor Co. Ltd.
#Ω	4.810%, 09/17/30		6,300	5,821,674
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,168	9,399,378
Sumitomo Mitsui Financial Group, Inc.
	3.040%, 07/16/29		4,750	4,467,785
	2.750%, 01/15/30		790	726,697
	2.222%, 09/17/31		6,000	5,152,551
TOTAL JAPAN				255,195,143
LUXEMBOURG — (0.2%)
JAB Holdings BV
	1.000%, 07/14/31	EUR	800	783,570
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	5,021,485
	1.625%, 06/17/32	EUR	1,000	1,005,425
TOTAL LUXEMBOURG				6,810,480
NETHERLANDS — (0.4%)
BNG Bank NV
	1.600%, 11/27/30	AUD	3,000	1,669,049
Cooperatieve Rabobank UA
(r)	SOFR + 0.900%, FRN, 5.277%, 10/05/26		1,340	1,346,579
(r)	SOFR + 0.890%, FRN, 5.268%, 10/17/29		5,100	5,088,719
	5.250%, 05/24/41		255	247,593
Heineken NV
	4.125%, 03/23/35	EUR	1,500	1,768,229
TOTAL NETHERLANDS				10,120,169
NEW ZEALAND — (0.5%)
New Zealand Government Bonds
	4.250%, 05/15/34	NZD	3,200	1,886,315
	2.750%, 04/15/37	NZD	27,300	13,387,606
TOTAL NEW ZEALAND				15,273,921
NORWAY — (0.3%)
Aker BP ASA
Ω	6.000%, 06/13/33		1,000	1,004,158
Ω	5.125%, 10/01/34		2,966	2,770,873

92

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NORWAY — (Continued)
	Equinor ASA
	1.625%, 11/09/36	EUR	4,500	$4,206,972
	TOTAL NORWAY			7,982,003
SPAIN — (0.4%)
	Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	300	328,208
	Naturgy Finance Iberia SA
	3.625%, 10/02/34	EUR	4,600	5,187,553
	Telefonica Emisiones SA
	7.045%, 06/20/36		4,530	5,017,488
	Telefonica Europe BV
	8.250%, 09/15/30		500	574,832
	TOTAL SPAIN			11,108,081
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.5%)
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 4.693%, 02/20/28		1,200	1,200,960
(r)	SOFR + 0.300%, FRN, 4.663%, 02/16/29		2,100	2,097,562
	Inter-American Development Bank, SOFR + 0.370%, FRN
(r)	4.752%, 08/01/29		3,432	3,434,859
International Finance Corp.
	1.250%, 02/06/31	AUD	3,000	1,636,439
	1.500%, 04/15/35	AUD	10,100	4,793,941
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			13,163,761
SWEDEN — (0.2%)
	Investor AB
	0.375%, 10/29/35	EUR	1,000	823,135
	Skandinaviska Enskilda Banken AB, SOFR + 0.960%, FRN
(r)Ω	5.327%, 06/09/25		5,000	5,003,345
	TOTAL SWEDEN			5,826,480
SWITZERLAND — (0.6%)
UBS Group AG
	0.875%, 11/03/31	EUR	17,900	17,412,577
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
	0.625%, 02/24/33	EUR	200	$182,713
TOTAL SWITZERLAND				17,595,290
UNITED KINGDOM — (1.9%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		300	255,003
Ω	5.500%, 08/11/32		1,000	991,599
Ω	5.950%, 10/15/33		5,000	5,057,812
Barclays PLC
	3.250%, 01/17/33	GBP	7,500	8,443,372
BAT Capital Corp.
	2.726%, 03/25/31		4,000	3,557,997
BAT International Finance PLC
	3.125%, 03/06/29	EUR	1,400	1,598,520
	2.250%, 01/16/30	EUR	6,500	7,073,258
BP Capital Markets PLC
	1.231%, 05/08/31	EUR	4,750	4,799,726
British Telecommunications PLC
	3.125%, 11/21/31	GBP	1,500	1,781,922
CK Hutchison Group Telecom Finance SA
	1.500%, 10/17/31	EUR	2,000	1,995,906
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	2,550	2,730,464
HSBC Holdings PLC
	4.950%, 03/31/30		2,000	2,021,442
LSEGA Financing PLC
Ω	3.200%, 04/06/41		1,736	1,308,805
National Grid PLC
	0.750%, 09/01/33	EUR	5,000	4,541,785
	4.275%, 01/16/35	EUR	500	590,603
Rolls-Royce PLC
Ω	3.625%, 10/14/25		3,000	2,975,440
Smith & Nephew PLC
	2.032%, 10/14/30		200	173,456
Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	4,200	4,378,801
Vodafone Group PLC
	6.150%, 02/27/37		1,772	1,873,666
TOTAL UNITED KINGDOM				56,149,579
UNITED STATES — (42.2%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		209	173,809
Ω	2.500%, 02/10/41		5,400	3,507,109
Abbott Laboratories
	5.300%, 05/27/40		3,955	4,015,623

93

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Advance Auto Parts, Inc.
	3.900%, 04/15/30		700	$629,693
#	3.500%, 03/15/32		2,600	2,172,843
	AECOM
	5.125%, 03/15/27		5,660	5,647,142
	Aetna, Inc.
	6.750%, 12/15/37		700	747,190
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30		3,100	2,890,648
	Air Products & Chemicals, Inc.
	4.000%, 03/03/35	EUR	7,250	8,496,685
	Aircastle Ltd.
	4.250%, 06/15/26		500	495,141
	Allstate Corp.
	5.950%, 04/01/36		600	634,986
	Ally Financial, Inc.
	8.000%, 11/01/31		7,775	8,610,041
Altria Group, Inc.
	3.125%, 06/15/31	EUR	4,118	4,544,747
	2.450%, 02/04/32		612	518,883
	5.800%, 02/14/39		3,000	2,973,466
	4.500%, 05/02/43		1,000	807,633
Amazon.com, Inc.
	3.875%, 08/22/37		5,400	4,865,859
	2.875%, 05/12/41		5,100	3,775,051
	American Assets Trust LP
	6.150%, 10/01/34		5,000	4,903,589
	American National Group, Inc.
Ω	6.144%, 06/13/32		5,000	5,050,759
American Tower Corp.
	0.875%, 05/21/29	EUR	1,000	1,041,622
	0.950%, 10/05/30	EUR	2,000	2,004,284
	1.000%, 01/15/32	EUR	3,247	3,143,138
	4.050%, 03/15/32		2,725	2,584,146
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		700	685,270
Amgen, Inc.
	3.125%, 05/01/25		37	37,000
	3.350%, 02/22/32		655	598,272
	3.150%, 02/21/40		2,000	1,513,834
	4.950%, 10/01/41		1,500	1,362,874
	APA Corp.
Ω	6.000%, 01/15/37		500	476,224
Apple, Inc.
	3.000%, 06/20/27		64	62,876
	2.375%, 02/08/41		7,000	4,848,339
	3.850%, 05/04/43		8,000	6,632,561
ARES Capital Corp.
	3.200%, 11/15/31		3,700	3,152,716
	5.800%, 03/08/32		1,000	976,928
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Arizona Public Service Co.
	2.200%, 12/15/31		500	$422,971
	5.050%, 09/01/41		700	639,924
	Ashland, Inc.
Ω	3.375%, 09/01/31		12,070	10,472,656
	Assurant, Inc.
	2.650%, 01/15/32		4,450	3,744,293
AT&T, Inc.
	2.600%, 12/17/29	EUR	1,463	1,634,031
	3.550%, 12/17/32	EUR	1,500	1,710,160
	2.550%, 12/01/33		181	149,367
	4.850%, 03/01/39		1,700	1,578,115
	3.500%, 06/01/41		4,355	3,343,836
	4.300%, 12/15/42		3,500	2,919,385
AutoNation, Inc.
	2.400%, 08/01/31		7,300	6,130,313
	3.850%, 03/01/32		8,000	7,190,915
Avnet, Inc.
	4.625%, 04/15/26		65	64,873
	3.000%, 05/15/31		555	483,007
	Ball Corp.
	2.875%, 08/15/30		5,865	5,192,859
Bank of America Corp.
	2.300%, 07/25/25	GBP	200	264,632
	5.875%, 02/07/42		3,200	3,299,209
	Bath & Body Works, Inc.
	5.250%, 02/01/28		2,000	1,988,283
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	1,300	1,383,483
	Belo Corp.
	7.250%, 09/15/27		1,000	1,026,754
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30		100	87,410
	2.000%, 03/18/34	EUR	6,500	6,633,420
	2.375%, 06/19/39	GBP	15,000	13,734,641
	4.300%, 05/15/43		3,300	2,900,464
Berkshire Hathaway, Inc.
	0.440%, 09/13/29	JPY	2,020,000	13,471,430
	0.437%, 04/15/31	JPY	2,050,000	13,275,374
	0.472%, 01/23/32	JPY	1,100,000	7,076,035
	Black Hills Corp.
	4.350%, 05/01/33		2,250	2,114,836
BlackRock Funding, Inc.
	5.000%, 03/14/34		972	985,504
	4.900%, 01/08/35		2,900	2,905,469
Blackrock, Inc.
	1.250%, 05/06/25	EUR	7,800	8,835,881
	4.750%, 05/25/33		5,000	5,000,950
	Block Financial LLC
	2.500%, 07/15/28		1,500	1,393,637
	Block, Inc.
	3.500%, 06/01/31		9,932	8,864,941

94

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Blue Owl Finance LLC
	6.250%, 04/18/34		3,200	$3,228,587
	Boardwalk Pipelines LP
	3.600%, 09/01/32		1,700	1,496,729
	Boeing Co.
	2.950%, 02/01/30		500	458,769
	Booking Holdings, Inc.
	4.750%, 11/15/34	EUR	5,000	6,119,840
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	1,600	1,554,826
Boston Properties LP
	3.400%, 06/21/29		200	187,472
	2.450%, 10/01/33		3,000	2,347,737
	BP Capital Markets PLC
	2.822%, 04/07/32	EUR	4,000	4,385,423
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		749	768,433
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		8,200	7,193,795
	Brixmor Operating Partnership LP
#	2.500%, 08/16/31		2,550	2,200,227
Broadcom, Inc.
	4.300%, 11/15/32		750	716,811
Ω	3.419%, 04/15/33		1,000	891,804
Ω	3.137%, 11/15/35		205	169,854
Ω	3.500%, 02/15/41		14,600	11,326,015
	Broadstone Net Lease LLC
	2.600%, 09/15/31		7,685	6,474,076
	Brown & Brown, Inc.
	4.500%, 03/15/29		800	797,090
Brunswick Corp.
	2.400%, 08/18/31		2,700	2,201,373
#	4.400%, 09/15/32		10,000	8,974,985
	Buckeye Partners LP
	3.950%, 12/01/26		87	84,814
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	8,515	9,057,803
	Carrier Global Corp.
	3.625%, 01/15/37	EUR	3,000	3,257,444
	CBRE Services, Inc.
	5.950%, 08/15/34		1,713	1,769,481
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	1,965,496
	CF Industries, Inc.
	5.375%, 03/15/44		2,000	1,795,391
	Chemours Co.
	5.375%, 05/15/27		1,600	1,558,134
Chevron USA, Inc.
	6.000%, 03/01/41		8,000	8,517,522
	5.250%, 11/15/43		10,300	9,895,948
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Choice Hotels International, Inc.
	3.700%, 12/01/29		700	$656,347
Cigna Group
	4.800%, 08/15/38		7,336	6,813,740
Cisco Systems, Inc.
	5.900%, 02/15/39		7,000	7,469,113
Citigroup, Inc.
	8.125%, 07/15/39		3,400	4,205,592
	5.875%, 01/30/42		4,000	4,053,577
CME Group, Inc.
	5.300%, 09/15/43		6,448	6,414,205
CMS Energy Corp.
	3.600%, 11/15/25		37	36,753
	3.000%, 05/15/26		58	56,996
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,219,869
	5.250%, 05/30/29		1,600	1,601,198
Comcast Corp.
	0.750%, 02/20/32	EUR	700	673,221
	4.400%, 08/15/35		500	471,072
	4.600%, 10/15/38		4,600	4,213,994
	3.250%, 11/01/39		3,780	2,925,296
Conagra Brands, Inc.
	5.300%, 11/01/38		8,000	7,573,071
Consolidated Edison Co. of New York, Inc.
	5.500%, 12/01/39		1,905	1,901,898
Constellation Energy Generation LLC
	6.250%, 10/01/39		1,500	1,559,360
Continental Resources, Inc.
Ω	5.750%, 01/15/31		3,000	2,953,741
Ω	2.875%, 04/01/32		3,000	2,402,668
COPT Defense Properties LP
	2.750%, 04/15/31		2,000	1,732,767
	2.900%, 12/01/33		2,875	2,310,647
Cox Communications, Inc.
Ω	4.800%, 02/01/35		8,000	7,478,425
Ω	8.375%, 03/01/39		2,225	2,685,786
Crown Castle, Inc.
	2.900%, 04/01/41		1,600	1,123,688
CVS Health Corp.
	3.250%, 08/15/29		300	282,669
	6.125%, 09/15/39		8,249	8,346,845
	4.125%, 04/01/40		2,425	1,973,190
Dell, Inc.
	6.500%, 04/15/38		3,500	3,632,748
Dentsply Sirona, Inc.
	3.250%, 06/01/30		5,000	4,461,220
Devon Energy Corp.
	5.600%, 07/15/41		1,197	1,051,777
	4.750%, 05/15/42		1,000	790,438

95

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		12,700	$11,121,968
	Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	1,052,124
Discovery Communications LLC
	1.900%, 03/19/27	EUR	5,700	6,314,414
	3.625%, 05/15/30		3,000	2,660,481
	Dominion Energy, Inc.
	4.900%, 08/01/41		1,500	1,318,245
Dow Chemical Co.
	1.125%, 03/15/32	EUR	1,932	1,858,314
	4.250%, 10/01/34		1,055	942,465
DPL, Inc.
	4.125%, 07/01/25		940	932,241
	4.350%, 04/15/29		5,029	4,795,382
Duke Energy Corp.
	3.850%, 06/15/34	EUR	5,000	5,602,739
	3.300%, 06/15/41		1,250	909,296
	Eagle Materials, Inc.
	2.500%, 07/01/31		500	436,406
Elevance Health, Inc.
	4.625%, 05/15/42		1,000	866,996
	4.650%, 01/15/43		2,000	1,741,281
	Emerson Electric Co.
	3.150%, 06/01/25		62	61,885
Energy Transfer LP
	3.750%, 05/15/30		1,755	1,658,248
	5.800%, 06/15/38		369	359,227
	6.500%, 02/01/42		8,000	7,927,406
	EnerSys
Ω	4.375%, 12/15/27		3,700	3,588,380
	Entergy Corp.
	2.800%, 06/15/30		1,600	1,456,164
EPR Properties
	4.950%, 04/15/28		1,500	1,482,510
	3.750%, 08/15/29		7,600	7,111,775
	3.600%, 11/15/31		6,000	5,304,441
	EQT Corp.
Ω	4.750%, 01/15/31		3,500	3,380,142
Equifax, Inc.
	3.250%, 06/01/26		900	885,398
	3.100%, 05/15/30		800	738,838
	Equinix, Inc.
	2.500%, 05/15/31		545	477,202
	Exelon Corp.
	3.950%, 06/15/25		27	26,964
	Expedia Group, Inc.
	3.250%, 02/15/30		1,000	934,689
Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	6,000	5,774,819
	1.408%, 06/26/39	EUR	8,000	6,551,454
	2.995%, 08/16/39		200	153,154
	4.227%, 03/19/40		6,231	5,513,133
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
F&G Annuities & Life, Inc.
	6.250%, 10/04/34		4,600	$4,435,919
FedEx Corp.
Ω	0.950%, 05/04/33	EUR	3,900	3,637,577
Ω	4.900%, 01/15/34		600	578,364
Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	2,672,440
	2.450%, 03/15/31		2,350	2,007,887
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	3,187,423
	2.950%, 05/21/39	EUR	1,000	994,620
	3.100%, 03/01/41		39	27,752
Fiserv, Inc.
	1.625%, 07/01/30	EUR	10,300	10,768,636
	3.000%, 07/01/31	GBP	2,000	2,356,354
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,500	1,377,205
Flex Ltd.
	4.875%, 06/15/29		549	545,089
	4.875%, 05/12/30		10,200	10,041,498
Flowserve Corp.
	3.500%, 10/01/30		300	276,584
	2.800%, 01/15/32		13,730	11,703,676
FMC Corp.
#	5.650%, 05/18/33		1,500	1,445,175
Ford Motor Co.
	3.250%, 02/12/32		1,000	817,127
	4.750%, 01/15/43		1,000	747,771
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		500	497,740
	5.113%, 05/03/29		301	288,677
	4.000%, 11/13/30		613	545,592
	3.625%, 06/17/31		1,000	854,706
	6.500%, 02/07/35		7,000	6,774,752
Fortune Brands Innovations, Inc.
	4.000%, 03/25/32		500	462,259
Fox Corp.
	5.476%, 01/25/39		10,014	9,615,555
GATX Corp.
	3.500%, 03/15/28		500	486,299
	3.500%, 06/01/32		3,065	2,744,022
General Motors Co.
	6.125%, 10/01/25		1,250	1,254,678
	5.150%, 04/01/38		1,000	899,742
General Motors Financial Co., Inc.
	3.600%, 06/21/30		1,000	920,033
	2.700%, 06/10/31		2,500	2,139,637
	3.100%, 01/12/32		1,000	856,942

96

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Gilead Sciences, Inc.
	2.600%, 10/01/40		960	$678,938
	5.650%, 12/01/41		10,700	10,693,417
Global Payments, Inc.
	2.900%, 05/15/30		2,900	2,611,781
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		500	499,514
	3.250%, 01/15/32		500	430,814
Goldman Sachs Group, Inc.
	0.750%, 03/23/32	EUR	6,379	6,048,137
	6.125%, 02/15/33		684	736,052
Goodyear Tire & Rubber Co.
	4.875%, 03/15/27		2,739	2,698,986
Graphic Packaging International LLC
Ω	3.500%, 03/15/28		879	829,467
Ω	3.750%, 02/01/30		4,540	4,172,518
Halliburton Co.
	2.920%, 03/01/30		300	276,005
Hasbro, Inc.
	6.350%, 03/15/40		1,350	1,351,012
HAT Holdings I LLC/HAT Holdings II LLC
#Ω	3.750%, 09/15/30		9,400	8,259,674
HCA, Inc.
	3.500%, 09/01/30		725	677,469
	7.500%, 11/06/33		273	307,811
Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,600	1,348,979
Hess Corp.
	5.600%, 02/15/41		5,500	5,422,203
Home Depot, Inc.
	4.200%, 04/01/43		600	504,811
Howmet Aerospace, Inc.
	5.950%, 02/01/37		500	520,408
HP, Inc.
	5.500%, 01/15/33		2,000	1,990,582
#	6.000%, 09/15/41		10,400	10,173,885
Huntsman International LLC
	4.500%, 05/01/29		4,750	4,477,324
	5.700%, 10/15/34		5,000	4,509,871
Hyatt Hotels Corp.
	4.375%, 09/15/28		5,300	5,219,140
Intel Corp.
	4.600%, 03/25/40		1,200	1,019,337
	2.800%, 08/12/41		1,657	1,072,209
	5.625%, 02/10/43		11,900	10,977,765
Intercontinental Exchange, Inc.
	2.650%, 09/15/40		2,611	1,871,199
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
International Business Machines Corp.
	0.650%, 02/11/32	EUR	5,000	$4,760,153
	2.850%, 05/15/40		1,500	1,078,520
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		6,000	4,308,143
	Interstate Power & Light Co.
	5.700%, 10/15/33		500	514,876
Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	838,196
	2.700%, 01/15/34		2,100	1,706,853
	Jabil, Inc.
	3.600%, 01/15/30		1,483	1,399,889
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,671	1,438,273
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	762,756
Jefferies Financial Group, Inc.
	4.850%, 01/15/27		57	57,302
	2.625%, 10/15/31		1,200	1,011,601
	2.750%, 10/15/32		3,200	2,620,206
	John Deere Capital Corp., SOFR + 0.790%, FRN
(r)	5.156%, 06/08/26		5,000	5,019,000
Johnson & Johnson
	2.450%, 03/01/26		38	37,448
	2.950%, 03/03/27		100	98,547
	2.100%, 09/01/40		8,000	5,467,855
JPMorgan Chase & Co.
	5.500%, 10/15/40		2,700	2,720,475
	5.600%, 07/15/41		11,700	11,811,686
	5.400%, 01/06/42		1,800	1,782,649
Juniper Networks, Inc.
	3.750%, 08/15/29		3,400	3,292,365
	2.000%, 12/10/30		750	644,043
	KB Home
	4.000%, 06/15/31		2,315	2,086,338
Kemper Corp.
	2.400%, 09/30/30		5,200	4,527,577
	3.800%, 02/23/32		3,500	3,116,139
Kilroy Realty LP
	2.500%, 11/15/32		10,500	8,125,022
	2.650%, 11/15/33		2,000	1,511,081
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		4,500	4,863,439
	5.000%, 08/15/42		1,000	865,018
	5.000%, 03/01/43		6,900	5,956,188

97

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Kroger Co.
	6.900%, 04/15/38		1,500	$1,662,906
Kyndryl Holdings, Inc.
	4.100%, 10/15/41		15,500	11,684,349
Las Vegas Sands Corp.
	3.900%, 08/08/29		2,221	2,062,205
	6.200%, 08/15/34		4,500	4,409,470
Lazard Group LLC
	4.500%, 09/19/28		1,800	1,779,032
Lear Corp.
	4.250%, 05/15/29		500	486,538
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		78	77,627
	4.625%, 12/02/30	EUR	2,000	2,415,008
Lincoln National Corp.
#	3.050%, 01/15/30		7,900	7,334,518
	3.400%, 01/15/31		127	116,980
	6.300%, 10/09/37		3,550	3,643,405
	7.000%, 06/15/40		800	884,027
Loews Corp.
	4.125%, 05/15/43		3,000	2,515,018
LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	6,510,022
Markel Group, Inc.
	3.350%, 09/17/29		4,300	4,103,662
Marriott International, Inc.
	4.000%, 04/15/28		5,901	5,832,183
	2.750%, 10/15/33		250	206,661
	5.500%, 04/15/37		2,000	1,948,558
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31		400	345,959
Meta Platforms, Inc.
#	4.950%, 05/15/33		7,770	7,915,633
	4.750%, 08/15/34		4,259	4,241,835
MetLife, Inc.
#	6.500%, 12/15/32		281	311,156
	5.375%, 07/15/33		200	206,159
	5.700%, 06/15/35		1,215	1,273,997
MGM Resorts International
	4.625%, 09/01/26		2,693	2,670,539
Micron Technology, Inc.
	2.703%, 04/15/32		500	423,429
	3.366%, 11/01/41		1,500	1,065,191
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		500	450,730
Ω	3.875%, 05/15/32		7,850	6,917,552
Molson Coors Beverage Co.
	5.000%, 05/01/42		4,600	4,180,655
Morgan Stanley
	7.250%, 04/01/32		300	342,333
	6.375%, 07/24/42		3,527	3,786,910
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	MPLX LP
	4.500%, 04/15/38		3,500	$3,007,745
	Nasdaq, Inc.
	0.900%, 07/30/33	EUR	1,000	921,381
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,232	1,441,013
	Nestle Capital Corp.
	4.750%, 03/22/36	GBP	5,000	6,411,557
	Nestle Finance International Ltd.
	5.125%, 12/07/38	GBP	631	823,132
	NewMarket Corp.
	2.700%, 03/18/31		3,255	2,865,005
	NIKE, Inc.
	3.250%, 03/27/40		6,277	4,856,886
	Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	706,930
Nordstrom, Inc.
	4.000%, 03/15/27		500	477,529
#	4.375%, 04/01/30		2,300	2,037,158
	4.250%, 08/01/31		3,300	2,807,656
	NOV, Inc.
	3.600%, 12/01/29		2,000	1,885,762
Novartis Capital Corp.
	4.200%, 09/18/34		3,800	3,631,878
	3.700%, 09/21/42		200	161,522
	Nucor Corp.
	3.125%, 04/01/32		2,300	2,063,467
	NuStar Logistics LP
	5.625%, 04/28/27		432	430,573
	NVIDIA Corp.
	3.500%, 04/01/40		1,000	829,429
	Omnicom Group, Inc.
	4.200%, 06/01/30		300	293,362
	OneMain Finance Corp.
	7.125%, 03/15/26		5,000	5,043,725
ONEOK, Inc.
	4.350%, 03/15/29		1,273	1,252,420
	6.350%, 01/15/31		1,600	1,691,410
Oracle Corp.
	3.800%, 11/15/37		2,000	1,670,026
	6.125%, 07/08/39		1,400	1,443,555
	3.600%, 04/01/40		3,000	2,338,311
	5.375%, 07/15/40		1,100	1,043,622
	3.650%, 03/25/41		9,000	6,878,514
	Owens Corning
	3.500%, 02/15/30		10,200	9,631,575
Paramount Global
	7.875%, 07/30/30		2,013	2,205,856
#	4.950%, 01/15/31		500	483,721

98

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.200%, 05/19/32		3,000	$2,684,183
	5.500%, 05/15/33		400	376,494
	6.875%, 04/30/36		2,000	2,008,171
	5.850%, 09/01/43		3,000	2,543,085
	Pfizer, Inc.
	3.900%, 03/15/39		400	342,198
Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	4,700	4,559,889
Piedmont Operating Partnership LP
	3.150%, 08/15/30		5,300	4,530,101
	2.750%, 04/01/32		4,600	3,584,452
Plains All American Pipeline LP/PAA Finance Corp.
	3.800%, 09/15/30		4,600	4,335,614
	6.700%, 05/15/36		800	837,906
	6.650%, 01/15/37		1,700	1,787,474
	4.300%, 01/31/43		534	407,886
	Primerica, Inc.
	2.800%, 11/19/31		4,350	3,787,206
Principal Financial Group, Inc.
	6.050%, 10/15/36		500	535,004
	4.625%, 09/15/42		1,000	882,157
	Procter & Gamble Co.
	4.550%, 01/29/34		800	798,172
Progress Energy, Inc.
	7.750%, 03/01/31		730	836,016
	7.000%, 10/30/31		630	696,535
Prologis Euro Finance LLC
	0.625%, 09/10/31	EUR	1,493	1,431,278
	0.500%, 02/16/32	EUR	11,500	10,862,590
	Prudential Financial, Inc.
	3.000%, 03/10/40		400	299,101
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	678,236
	Public Storage Operating Co.
	0.875%, 01/24/32	EUR	9,400	8,958,150
	PulteGroup, Inc.
	6.000%, 02/15/35		800	822,553
	PVH Corp.
	4.625%, 07/10/25		1,400	1,400,590
	Rayonier LP
	2.750%, 05/17/31		3,185	2,768,329
	Realty Income Corp.
	5.875%, 03/15/35		156	159,985
	Roche Holdings, Inc.
Ω	5.593%, 11/13/33		4,000	4,210,223
	Rockies Express Pipeline LLC
Ω	7.500%, 07/15/38		1,000	981,223
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Royalty Pharma PLC
	2.150%, 09/02/31		1,600	$1,347,094
	3.300%, 09/02/40		2,900	2,130,041
RTX Corp.
	4.450%, 11/16/38		1,000	906,914
	4.500%, 06/01/42		3,000	2,605,829
Sabra Health Care LP
	3.900%, 10/15/29		7,230	6,786,959
	3.200%, 12/01/31		3,658	3,234,363
Santander Holdings USA, Inc.
	4.500%, 07/17/25		206	205,670
Seagate HDD Cayman
	4.091%, 06/01/29		900	854,287
	4.125%, 01/15/31		9,500	8,676,317
	5.750%, 12/01/34		2,800	2,701,658
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,600	1,543,670
Ω	6.875%, 07/15/33		8,692	9,023,165
Selective Insurance Group, Inc.
	5.900%, 04/15/35		2,500	2,511,227
Sempra
	3.800%, 02/01/38		1,253	1,012,950
	6.000%, 10/15/39		2,000	1,985,964
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	4,610,602
Shell Finance U.S., Inc.
	4.550%, 08/12/43		1,500	1,299,982
Shell International Finance BV
	1.250%, 11/11/32	EUR	2,000	1,977,753
	6.375%, 12/15/38		400	439,088
	5.500%, 03/25/40		5,800	5,785,686
	3.625%, 08/21/42		12,200	9,369,476
Simon Property Group LP
	2.650%, 07/15/30		7,264	6,632,568
	2.250%, 01/15/32		500	426,684
State Street Bank & Trust Co., SOFR + 0.460%, FRN
(r)	4.825%, 11/25/26		4,000	3,995,777
Steel Dynamics, Inc.
	3.250%, 01/15/31		300	275,660
Steelcase, Inc.
	5.125%, 01/18/29		542	515,008
Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		800	659,700
Store Capital LLC
	4.625%, 03/15/29		200	194,936
Sutter Health
	2.294%, 08/15/30		1,200	1,060,550

99

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Tanger Properties LP
	2.750%, 09/01/31		1,000	$860,917
	Tapestry, Inc.
	3.050%, 03/15/32		1,800	1,557,333
	Targa Resources Corp.
	4.200%, 02/01/33		1,500	1,369,810
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		100	100,488
Ω	5.750%, 01/15/28		5,000	5,002,258
Ω	5.125%, 08/01/30		650	629,778
	TC PipeLines LP
	3.900%, 05/25/27		2,000	1,973,421
	Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,781,882
	Textron, Inc.
	2.450%, 03/15/31		750	653,864
	Timken Co.
	4.125%, 04/01/32		600	546,080
	T-Mobile USA, Inc.
	4.375%, 04/15/40		6,700	5,849,963
	Toll Brothers Finance Corp.
	3.800%, 11/01/29		3,800	3,639,764
Travelers Cos., Inc.
	6.250%, 06/15/37		600	656,467
	5.350%, 11/01/40		500	498,657
	TWDC Enterprises 18 Corp.
	4.125%, 12/01/41		7,011	5,872,799
	U.S. Cellular Corp.
	6.700%, 12/15/33		800	866,011
	Under Armour, Inc.
	3.250%, 06/15/26		6,250	6,048,756
	United Parcel Service, Inc.
	4.875%, 11/15/40		255	238,866
UnitedHealth Group, Inc.
	3.500%, 08/15/39		5,300	4,247,916
	2.750%, 05/15/40		3,000	2,136,506
Unum Group
	3.875%, 11/05/25		23	22,872
	4.000%, 06/15/29		1,100	1,076,602
	5.750%, 08/15/42		125	119,537
Verizon Communications, Inc.
	2.355%, 03/15/32		53	45,239
	4.750%, 02/17/34	GBP	1,500	1,899,302
	3.400%, 03/22/41		5,000	3,813,826
	VF Corp.
#	2.950%, 04/23/30		2,166	1,782,558
	Viatris, Inc.
	3.850%, 06/22/40		12,500	8,766,148
	Visa, Inc.
	2.700%, 04/15/40		3,000	2,261,749
	Vontier Corp.
	2.950%, 04/01/31		12,875	11,099,602
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Vornado Realty LP
	3.400%, 06/01/31		3,100	$2,639,418
	Voya Financial, Inc.
	5.700%, 07/15/43		500	475,609
	Walgreens Boots Alliance, Inc.
	2.125%, 11/20/26	EUR	2,700	2,961,730
	Walmart, Inc.
	4.875%, 07/08/40		7,844	7,693,636
	Walt Disney Co.
	6.400%, 12/15/35		300	333,313
	WEC Energy Group, Inc.
	3.550%, 06/15/25		12	11,971
Wells Fargo & Co.
	0.625%, 03/25/30	EUR	1,016	1,013,204
	0.625%, 08/14/30	EUR	3,461	3,415,499
	Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.439%, 12/11/26		4,000	4,022,800
Western Digital Corp.
	4.750%, 02/15/26		212	210,603
	2.850%, 02/01/29		4,800	4,379,935
	Western Midstream Operating LP
	5.450%, 04/01/44		2,000	1,692,189
Westlake Corp.
	1.625%, 07/17/29	EUR	6,000	6,377,450
	3.375%, 06/15/30		500	467,730
	Weyerhaeuser Co.
	7.375%, 03/15/32		254	284,983
	Whirlpool Corp.
	3.700%, 05/01/25		145	145,000
	Willis North America, Inc.
	2.950%, 09/15/29		400	372,279
	Wisconsin Electric Power Co.
	3.100%, 06/01/25		37	36,941
	WP Carey, Inc.
	2.450%, 02/01/32		1,900	1,591,574
	WRKCo, Inc.
	4.200%, 06/01/32		2,150	2,019,288
	XPLR Infrastructure Operating Partners LP
Ω	4.500%, 09/15/27		4,700	4,443,552
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		3,875	3,760,890
	3.625%, 03/15/31		2,470	2,227,763
	TOTAL UNITED STATES			1,218,678,361
	TOTAL BONDS			2,385,427,495

100

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (6.9%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.415%, 10/31/25	39,000	$39,013,554
(r)	3M USTMMR + 0.245%, FRN, 4.490%, 01/31/26	56,000	56,065,319
(r)	3M USTMMR + 0.150%, FRN, 4.395%, 04/30/26	56,000	56,010,167
(r)	3M USTMMR + 0.182%, FRN, 4.427%, 07/31/26	31,000	31,023,131
(r)	3M USTMMR + 0.098%, FRN, 4.343%, 01/31/27	18,000	17,990,168
TOTAL U.S. TREASURY OBLIGATIONS			200,102,339
TOTAL INVESTMENT SECURITIES (Cost $2,925,923,405)			2,839,076,949

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	4,220,471	$48,809,742
TOTAL INVESTMENTS — (100.0%)
(Cost $2,974,734,202)			$2,887,886,691
As of April 30, 2025, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
JPY	1,081,827,598	USD	7,478,863	Bank of America Corp.	05/02/25	$87,423
CAD	13,365,666	USD	9,496,239	Citibank, N.A.	05/08/25	202,260
CAD	6,837,943	USD	4,946,548	State Street Bank and Trust	05/08/25	15,253
CAD	20,498,740	USD	14,807,217	Societe Generale	05/13/25	70,925
GBP	5,962,193	USD	7,617,575	Bank of America Corp.	05/19/25	328,569
GBP	1,791,643	USD	2,317,471	Citibank, N.A.	05/19/25	70,351
GBP	1,520,695	USD	1,973,753	Goldman Sachs Capital Markets L.P.	05/19/25	52,961
GBP	4,070,724	USD	5,148,904	UBS AG	05/19/25	276,376
JPY	510,057,581	USD	3,422,695	State Street Bank and Trust	05/23/25	153,071
USD	96,244,388	JPY	13,714,250,750	Societe Generale	05/30/25	24,513
USD	596,646	GBP	444,698	Citibank, N.A.	06/09/25	3,914
USD	53,684,606	JPY	7,609,390,290	Bank of America Corp.	06/13/25	212,803
USD	4,359,786	EUR	3,811,408	UBS AG	06/17/25	30,643
NZD	843,793	USD	487,858	Citibank, N.A.	07/03/25	14,324
NZD	520,597	USD	294,469	Royal Bank of Canada	07/03/25	15,363
AUD	5,661,572	USD	3,618,974	Bank of America Corp.	07/16/25	10,665
USD	76,743,227	EUR	67,152,124	State Street Bank and Trust	07/21/25	304,593
USD	9,496,370	EUR	8,299,254	State Street Bank and Trust	07/24/25	47,617
USD	71,648,438	EUR	62,488,063	UBS AG	07/24/25	505,388
Total Appreciation						$2,427,012

101

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	106,055,415	JPY	15,781,491,257	Citibank, N.A.	05/02/25	$(4,320,100)
JPY	985,412,909	USD	6,914,757	HSBC Bank	05/02/25	(22,793)
JPY	13,714,250,750	USD	95,944,108	Societe Generale	05/02/25	(26,841)
USD	73,455,529	CAD	104,048,890	Societe Generale	05/08/25	(2,045,238)
USD	66,514,744	CAD	95,012,966	Citibank, N.A.	05/13/25	(2,446,389)
USD	66,583,191	EUR	64,208,634	Citibank, N.A.	05/14/25	(6,195,182)
USD	3,722,311	CAD	5,318,166	Bank of New York Mellon	05/16/25	(138,228)
USD	2,986,562	CAD	4,308,233	Citibank, N.A.	05/16/25	(140,852)
USD	51,498,244	CAD	73,315,321	UBS AG	05/16/25	(1,722,485)
USD	42,967,678	GBP	34,486,959	State Street Bank and Trust	05/19/25	(2,995,006)
GBP	4,544,818	USD	6,064,907	State Street Bank and Trust	05/19/25	(7,776)
JPY	1,273,167,118	USD	8,957,438	Citibank, N.A.	05/23/25	(31,881)
USD	107,912,308	JPY	16,053,360,787	Societe Generale	05/23/25	(4,630,020)
USD	13,177,414	GBP	10,295,797	State Street Bank and Trust	06/09/25	(545,705)
USD	34,078,438	EUR	31,187,902	Bank of America Corp.	06/17/25	(1,345,970)
USD	15,639,941	EUR	14,412,336	Royal Bank of Canada	06/17/25	(730,140)
USD	60,416,183	CAD	83,116,192	Bank of America Corp.	06/20/25	(25,917)
USD	20,549,991	GBP	15,887,493	State Street Bank and Trust	06/27/25	(627,888)
EUR	867,331	USD	1,003,202	Citibank, N.A.	07/01/25	(17,175)
USD	73,922,975	EUR	67,926,367	State Street Bank and Trust	07/01/25	(3,299,178)
EUR	5,683,904	USD	6,531,073	HSBC Bank	07/02/25	(68,910)
USD	73,129,590	EUR	67,448,050	Royal Bank of Canada	07/02/25	(3,553,671)
USD	275,389	NZD	465,093	Australia and New Zealand Bank	07/03/25	(1,410)
USD	15,184,521	NZD	26,086,656	Bank of America Corp.	07/03/25	(340,894)
USD	68,663,128	EUR	63,258,295	Citibank, N.A.	07/03/25	(3,261,284)
USD	409,669	NZD	713,802	Citibank, N.A.	07/03/25	(15,149)
USD	46,822,514	AUD	73,552,419	Societe Generale	07/16/25	(332,012)
USD	43,973,928	AUD	68,920,644	Citibank, N.A.	07/21/25	(213,940)
EUR	2,545,437	USD	2,901,565	State Street Bank and Trust	07/21/25	(4,118)
EUR	5,152,677	USD	5,905,517	State Street Bank and Trust	07/24/25	(39,162)
USD	43,748,819	AUD	68,437,591	Australia and New Zealand Bank	07/28/25	(133,204)
Total (Depreciation)						$(39,278,518)
Total Appreciation (Depreciation)						$(36,851,506)
As of April 30, 2025, the value of Rule 144A securities amounted to $201,628,751 or 7.7% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$253,547,115	—	$253,547,115
Bonds	—	2,385,427,495	—	2,385,427,495
U.S. Treasury Obligations	—	200,102,339	—	200,102,339
Securities Lending Collateral	—	48,809,742	—	48,809,742
Total Investments in Securities	—	$2,887,886,691	—	$2,887,886,691

102

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$2,427,012	—	$2,427,012
Liabilities
Forward Currency Contracts**	—	(39,278,518)	—	(39,278,518)
Total Financial Instruments	—	$(36,851,506)	—	$(36,851,506)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
103

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

			Face Amount	Value†
			(000)
AGENCY OBLIGATIONS — (12.9%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		5,760	$5,670,185
Federal Home Loan Banks
	3.125%, 09/12/25		10,000	9,947,487
	5.750%, 06/12/26		6,000	6,118,826
	2.500%, 12/10/27		4,000	3,888,074
	3.000%, 03/10/28		30,815	30,287,389
	3.250%, 06/09/28		109,035	107,807,645
#	3.250%, 11/16/28		91,250	90,364,518
	2.125%, 09/14/29		10,000	9,304,682
	2.125%, 12/14/29		23,735	21,997,991
	5.500%, 07/15/36		22,355	24,352,142
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		76,476	85,617,233
#	6.750%, 03/15/31		100,575	115,343,280
#	6.250%, 07/15/32		85,446	97,197,095
Federal National Mortgage Association
	2.125%, 04/24/26		86,000	84,508,058
	1.875%, 09/24/26		116,529	113,565,153
#	0.750%, 10/08/27		66,250	61,842,319
#	6.250%, 05/15/29		102,508	112,261,238
	7.125%, 01/15/30		72,196	82,656,186
#	7.250%, 05/15/30		72,729	84,273,443
#	0.875%, 08/05/30		209,150	179,219,144
	6.625%, 11/15/30		93,212	105,832,640
Tennessee Valley Authority
	2.875%, 02/01/27		31,804	31,364,569
	7.125%, 05/01/30		70,383	80,887,151
	4.650%, 06/15/35		5,000	5,117,373
	3.500%, 12/15/42		15,000	12,303,881
TOTAL AGENCY OBLIGATIONS				1,561,727,702
BONDS — (51.7%)
AUSTRALIA — (5.2%)
APA Infrastructure Ltd.
#Ω	5.000%, 03/23/35		4,000	3,797,140
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.750%, FRN, 4.863%, 09/11/26	AUD	10,000	6,425,038
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.810%, FRN, 5.188%, 01/18/27		9,500	$9,535,055
(r)	3M Swap + 0.800%, FRN, 5.021%, 02/05/27	AUD	12,000	7,708,739
(r)	3M Swap + 0.970%, FRN, 5.174%, 05/12/27	AUD	7,000	4,509,902
(r)	3M Euribor + 0.400%, FRN, 2.929%, 05/21/27	EUR	44,770	50,704,937
(r)	3M Swap + 0.700%, FRN, 4.813%, 06/18/27	AUD	15,100	9,680,142
(r)	SOFR + 0.680%, FRN, 5.057%, 07/16/27		19,481	19,528,368
(r)Ω	SOFR + 0.650%, FRN, 5.027%, 09/30/27		9,000	8,998,047
	5.350%, 11/04/27	AUD	5,090	3,364,146
(r)	3M Swap + 1.200%, FRN, 5.428%, 11/04/27	AUD	10,000	6,478,588
(r)	3M Swap + 0.670%, FRN, 4.784%, 12/15/27	AUD	9,000	5,756,016
(r)	3M Swap + 0.680%, FRN, 4.849%, 02/18/28	AUD	10,000	6,392,306
	4.950%, 09/11/28	AUD	25,130	16,504,602
	4.950%, 02/05/29	AUD	7,800	5,124,946
(r)	3M Swap + 0.960%, FRN, 5.181%, 02/05/29	AUD	14,000	9,001,869
BHP Billiton Finance USA Ltd.
	4.125%, 02/24/42		730	608,010
	5.000%, 09/30/43		6,100	5,657,532
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.400%, FRN, 4.777%, 07/07/25		15,000	15,003,292
	4.200%, 08/18/25	AUD	5,000	3,201,866

104

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.750%, FRN, 4.924%, 08/17/26	AUD	10,850	$6,969,082
	4.900%, 08/17/28	AUD	41,750	27,384,533
CSL Finance PLC
Ω	4.625%, 04/27/42		1,532	1,342,626
Glencore Funding LLC
Ω	2.500%, 09/01/30		4,100	3,632,110
Ω	2.850%, 04/27/31		33,500	29,787,901
Ω	2.625%, 09/23/31		9,800	8,514,000
Macquarie Bank Ltd., 3M Euribor + 0.440%, FRN
(r)	2.918%, 12/18/26	EUR	9,005	10,204,889
National Australia Bank Ltd.
	3.900%, 05/30/25	AUD	1,208	773,436
(r)	3M Swap + 0.410%, FRN, 4.539%, 08/24/26	AUD	19,900	12,728,210
(r)	3M Swap + 0.850%, FRN, 5.024%, 11/16/26	AUD	19,000	12,219,743
(r)	3M Swap + 0.720%, FRN, 4.845%, 02/25/27	AUD	53,140	34,088,532
(r)	3M Swap + 0.700%, FRN, 4.903%, 05/10/27	AUD	5,738	3,676,947
(r)Ω	SOFR + 0.620%, FRN, 4.989%, 06/11/27		5,000	5,002,020
	4.950%, 11/25/27	AUD	23,090	15,122,641
(r)	3M Swap + 1.200%, FRN, 5.325%, 11/25/27	AUD	47,500	30,775,120
	4.400%, 05/12/28	AUD	5,640	3,642,905
(r)	3M Swap + 1.000%, FRN, 5.204%, 05/12/28	AUD	15,500	9,982,241
	5.400%, 11/16/28	AUD	5,000	3,331,501
	4.850%, 03/22/29	AUD	30,000	19,643,688
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		4,470	4,353,037
Westpac Banking Corp.
	4.600%, 02/16/26	AUD	10,000	6,432,341
(r)	SOFR + 0.420%, FRN, 4.797%, 04/16/26		4,700	4,698,456
(r)	3M Swap + 0.750%, FRN, 4.953%, 08/10/26	AUD	23,500	15,094,324
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 4.596%, 01/25/27	AUD	16,900	$10,836,448
(r)	3M Swap + 0.980%, FRN, 5.154%, 02/16/28	AUD	17,200	11,081,474
	5.000%, 09/19/28	AUD	45,000	29,580,254
	5.000%, 01/15/29	AUD	46,600	30,654,682
(r)	3M Swap + 1.000%, FRN, 5.015%, 01/15/29	AUD	8,300	5,343,149
(r)	SOFR + 0.810%, FRN, 5.187%, 04/16/29		20,986	21,049,225
(r)	3M Swap + 0.880%, FRN, 5.059%, 05/14/29	AUD	10,000	6,408,000
	2.150%, 06/03/31		56,200	49,472,125
TOTAL AUSTRALIA				631,806,181
BELGIUM — (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
	5.875%, 06/15/35		2,846	3,047,745
	5.450%, 01/23/39		12,886	13,057,455
	4.350%, 06/01/40		400	355,373
	4.950%, 01/15/42		4,500	4,186,487
TOTAL BELGIUM				20,647,060
CANADA — (2.1%)
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		15,600	11,461,297
Bank of Nova Scotia
	2.450%, 02/02/32		24,575	21,085,773
Barrick North America Finance LLC
	5.700%, 05/30/41		4,500	4,407,404
	5.750%, 05/01/43		3,500	3,430,763
Brookfield Finance, Inc.
	4.350%, 04/15/30		5,000	4,880,822
	6.350%, 01/05/34		530	559,148
Canadian Imperial Bank of Commerce
(r)	SOFR + 0.940%, FRN, 5.318%, 06/28/27		16,394	16,401,295
	6.092%, 10/03/33		4,800	5,095,654
Canadian Natural Resources Ltd.
	2.950%, 07/15/30		12,722	11,537,046

105

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

CANADA — (Continued)
	5.850%, 02/01/35		3,000	$2,987,345
	6.250%, 03/15/38		6,400	6,447,184
	6.750%, 02/01/39		5,000	5,267,506
CPPIB Capital, Inc.
	4.400%, 01/15/29	AUD	15,000	9,783,699
Emera U.S. Finance LP
	2.639%, 06/15/31		3,000	2,606,298
Export Development Canada, SOFR + 0.330%, FRN
(r)	4.712%, 08/01/28		17,980	17,988,181
Fairfax Financial Holdings Ltd.
	3.375%, 03/03/31		3,400	3,095,329
Magna International, Inc.
	5.500%, 03/21/33		400	402,606
Province of Alberta
	3.600%, 04/11/28	AUD	2,900	1,836,735
Rogers Communications, Inc.
	7.500%, 08/15/38		2,500	2,860,549
	4.500%, 03/15/42		2,500	2,094,635
Royal Bank of Canada
#(r)	SOFR + 1.080%, FRN, 5.458%, 07/20/26		6,000	6,041,841
	5.000%, 01/24/28	GBP	6,100	8,205,705
	5.000%, 02/01/33		4,500	4,520,879
Suncor Energy, Inc.
	6.800%, 05/15/38		5,985	6,293,763
	6.500%, 06/15/38		4,400	4,639,118
	6.850%, 06/01/39		3,000	3,225,853
Toronto-Dominion Bank
	3.200%, 03/10/32		40,300	36,084,663
	4.456%, 06/08/32		19,550	19,006,597
TransCanada PipeLines Ltd.
	4.625%, 03/01/34		20,566	19,308,339
	6.200%, 10/15/37		3,400	3,480,463
	7.250%, 08/15/38		7,000	7,759,191
	6.100%, 06/01/40		400	403,179
TOTAL CANADA				253,198,860
FINLAND — (0.1%)
Nokia OYJ
	6.625%, 05/15/39		5,094	5,116,154
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.112%, 03/19/27		2,925	2,929,790
TOTAL FINLAND				8,045,944
FRANCE — (0.3%)
BNP Paribas SA
Ω	4.400%, 08/14/28		2,200	2,179,778
			Face Amount	Value†
			(000)

FRANCE — (Continued)
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.238%, 03/11/27		2,000	$2,001,457
Ω	5.514%, 07/05/33		4,600	4,730,035
Sanofi SA
	3.625%, 06/19/28		10,200	10,095,110
Societe Generale SA
#Ω	3.000%, 01/22/30		5,000	4,600,978
TotalEnergies Capital International SA
	2.986%, 06/29/41		9,927	7,104,666
TOTAL FRANCE				30,712,024
GERMANY — (0.9%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		1,053	1,053,069
Ω	4.375%, 12/15/28		10,200	10,005,409
Ω	5.500%, 07/30/35		1,800	1,731,125
Ω	3.600%, 07/15/42		595	402,301
Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		7,300	7,628,754
Daimler Truck Finance North America LLC
	5.500%, 09/20/33		5,000	4,968,948
E.ON International Finance BV
Ω	6.650%, 04/30/38		18,500	20,021,620
Kreditanstalt fuer Wiederaufbau
	4.200%, 02/08/29	AUD	4,000	2,606,066
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		10,899	12,881,305
Ω	5.050%, 08/03/33		400	392,126
Siemens Financieringsmaatschappij NV
(r)	3M Euribor + 0.230%, FRN, 2.708%, 12/18/25	EUR	20,700	23,474,863
Ω	2.875%, 03/11/41		6,161	4,491,654
Volkswagen Group of America Finance LLC
Ω	5.900%, 09/12/33		14,800	14,816,538
Ω	5.800%, 03/27/35		3,500	3,480,965
TOTAL GERMANY				107,954,743
HONG KONG — (0.0%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		700	658,395

106

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

HONG KONG — (Continued)
	3.625%, 03/24/32		3,800	$3,499,820
TOTAL HONG KONG				4,158,215
IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		2,809	2,171,642
ITALY — (0.3%)
Enel Finance International NV
Ω	5.500%, 06/26/34		10,000	10,040,336
Ω	6.000%, 10/07/39		3,900	3,952,591
Eni SpA
Ω	5.700%, 10/01/40		2,000	1,929,494
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		15,800	15,236,429
TOTAL ITALY				31,158,850
JAPAN — (1.9%)
Japan Government Five Year Bonds
	0.300%, 12/20/28	JPY	2,000,000	13,748,636
	0.500%, 06/20/29	JPY	2,000,000	13,784,638
Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	5,100,000	34,897,083
	0.100%, 12/20/28	JPY	1,500,000	10,236,362
	0.100%, 06/20/29	JPY	2,100,000	14,257,176
Japan Government Twenty Year Bonds
	2.100%, 06/20/29	JPY	1,000,000	7,355,644
Mitsubishi UFJ Financial Group, Inc.
	3.741%, 03/07/29		300	293,064
	3.195%, 07/18/29		4,977	4,706,316
	2.048%, 07/17/30		13,330	11,688,007
#	4.286%, 07/26/38		400	364,297
	3.751%, 07/18/39		11,991	10,112,710
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,062	9,301,391
	2.679%, 07/16/30		3,600	3,216,425
	2.608%, 07/14/31		10,000	8,668,180
ORIX Corp.
	2.250%, 03/09/31		8,700	7,586,224
	5.400%, 02/25/35		2,800	2,804,883
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 5.547%, 07/09/29		21,250	21,388,189
	3.040%, 07/16/29		17,527	16,485,655
			Face Amount	Value†
			(000)

JAPAN — (Continued)
	2.130%, 07/08/30		13,450	$11,875,922
	2.222%, 09/17/31		9,265	7,956,398
#	5.808%, 09/14/33		5,000	5,252,847
	5.632%, 01/15/35		1,200	1,234,173
	2.296%, 01/12/41		7,700	5,128,044
Takeda Pharmaceutical Co. Ltd.
	5.650%, 07/05/44		9,500	9,287,521
TOTAL JAPAN				231,629,785
NETHERLANDS — (1.1%)
ABN AMRO Bank NV, 3M Euribor + 0.600%, FRN
(r)	2.879%, 01/15/27	EUR	20,300	23,101,869
BNG Bank NV
	3.500%, 07/19/27	AUD	5,834	3,722,508
	3.300%, 07/17/28	AUD	10,000	6,320,565
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.087%, 01/09/26		10,500	10,526,141
(r)	3M Swap + 0.880%, FRN, 5.009%, 05/22/26	AUD	500	321,089
(r)	3M Swap + 0.730%, FRN, 4.626%, 01/27/27	AUD	14,350	9,176,177
(r)	3M Swap + 0.870%, FRN, 4.987%, 02/26/27	AUD	11,600	7,440,487
(r)	SOFR + 0.710%, FRN, 5.077%, 03/05/27		5,500	5,508,794
(r)	3M Swap + 0.750%, FRN, 4.867%, 05/26/28	AUD	7,000	4,472,462
(r)	3M Swap + 1.150%, FRN, 5.292%, 11/21/28	AUD	25,000	16,090,460
	5.051%, 02/26/29	AUD	25,730	16,833,068
(r)	3M Swap + 1.030%, FRN, 5.147%, 02/26/29	AUD	14,200	9,116,914
	5.250%, 05/24/41		6,500	6,311,188
Heineken NV
Ω	4.000%, 10/01/42		4,400	3,588,083
ING Groep NV
	4.050%, 04/09/29		4,000	3,916,563
Nederlandse Waterschapsbank NV
	3.400%, 07/22/25	AUD	4,100	2,621,980

107

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

NETHERLANDS — (Continued)
	3.450%, 07/17/28	AUD	15,100	$9,582,838
	TOTAL NETHERLANDS			138,651,186
NEW ZEALAND — (0.1%)
New Zealand Local Government Funding Agency Bonds
	4.700%, 08/01/28	AUD	11,138	7,317,161
NORWAY — (0.0%)
	Aker BP ASA
Ω	5.125%, 10/01/34		200	186,843
Equinor ASA
	1.750%, 01/22/26		3,000	2,944,537
#	5.100%, 08/17/40		400	385,726
Kommunalbanken AS
	4.250%, 07/16/25	AUD	1,000	640,649
	3.400%, 07/24/28	AUD	1,692	1,072,355
	TOTAL NORWAY			5,230,110
SINGAPORE — (0.1%)
	DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.887%, 02/26/27	AUD	5,000	3,206,210
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.723%, 04/16/27	AUD	8,200	5,255,505
	TOTAL SINGAPORE			8,461,715
SPAIN — (0.5%)
	Banco Bilbao Vizcaya Argentaria SA
	3.375%, 09/20/27	EUR	15,000	17,394,127
Banco Santander SA
	3.800%, 02/23/28		4,800	4,690,492
	3.490%, 05/28/30		4,000	3,763,505
	Telefonica Emisiones SA
	7.045%, 06/20/36		12,500	13,845,166
	Telefonica Europe BV
	8.250%, 09/15/30		16,567	19,046,489
	TOTAL SPAIN			58,739,779
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
African Development Bank
	3.300%, 07/27/27	AUD	5,000	3,178,954
	3.350%, 08/08/28	AUD	10,400	6,580,515
	Asian Development Bank
	3.300%, 08/08/28	AUD	5,000	3,167,585
			Face Amount	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 4.693%, 02/20/28		30,400	$30,424,320
(r)	SOFR + 0.300%, FRN, 4.663%, 02/16/29		3,772	3,767,621
European Investment Bank, SONIA + 1.000%, FRN
(r)	5.482%, 09/08/25	GBP	7,200	9,625,287
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 4.727%, 10/04/27		3,000	3,001,314
(r)	SOFR + 0.300%, FRN, 4.661%, 02/15/29		34,000	33,934,720
(r)	SOFR + 0.370%, FRN, 4.752%, 08/01/29		10,000	10,008,330
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 4.638%, 06/15/27		45,000	45,014,850
(r)	SOFR + 0.430%, FRN, 4.792%, 08/19/27		22,500	22,574,025
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				171,277,521
SWEDEN — (0.2%)
Svenska Handelsbanken AB
(r)	3M Swap + 0.450%, FRN, 4.566%, 03/04/26	AUD	5,550	3,550,929
(r)	SOFR + 1.250%, FRN, 5.619%, 06/15/26		3,450	3,470,993
(r)	3M Euribor + 0.450%, FRN, 2.961%, 03/08/27	EUR	10,800	12,258,399
TOTAL SWEDEN				19,280,321

108

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

SWITZERLAND — (0.0%)
UBS AG
	0.010%, 03/31/26	EUR	2,000	2,219,771
UNITED KINGDOM — (0.8%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		4,750	$4,037,543
Ω	5.950%, 10/15/33		6,500	6,575,155
AstraZeneca PLC
	6.450%, 09/15/37		3,200	3,569,609
BAT Capital Corp.
	4.906%, 04/02/30		20,100	20,201,954
	4.390%, 08/15/37		400	350,745
	7.079%, 08/02/43		5,000	5,362,113
Diageo Capital PLC
	2.125%, 04/29/32		2,555	2,141,927
	3.875%, 04/29/43		400	313,455
GlaxoSmithKline Capital, Inc.
#	6.375%, 05/15/38		813	894,970
HSBC Holdings PLC
	4.950%, 03/31/30		12,200	12,330,795
#	6.100%, 01/14/42		7,000	7,385,110
Lloyds Banking Group PLC
	3.750%, 01/11/27		2,230	2,204,537
LSEGA Financing PLC
Ω	3.200%, 04/06/41		35,202	26,539,499
Mead Johnson Nutrition Co.
	4.600%, 06/01/44		2,717	2,344,554
RELX Capital, Inc.
	4.750%, 05/20/32		3,633	3,609,471
Reynolds American, Inc.
	7.250%, 06/15/37		585	641,109
Vodafone Group PLC
#	7.875%, 02/15/30		690	794,223
TOTAL UNITED KINGDOM				99,296,769
UNITED STATES — (36.5%)
3M Co.
	5.700%, 03/15/37		4,907	5,085,677
	3.875%, 06/15/44		400	316,267
7-Eleven, Inc.
Ω	1.800%, 02/10/31		11,653	9,690,865
Ω	2.500%, 02/10/41		35,703	23,187,836
Abbott Laboratories
	4.750%, 04/15/43		40,000	37,397,610
AbbVie, Inc.
	4.500%, 05/14/35		1,000	958,142
	4.300%, 05/14/36		4,500	4,187,289
	4.050%, 11/21/39		507	439,215
	4.400%, 11/06/42		12,762	11,109,028
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Acuity Brands Lighting, Inc.
	2.150%, 12/15/30	1,642	$1,426,787
	AEP Texas, Inc.
	4.700%, 05/15/32	20,000	19,409,384
Aetna, Inc.
	6.750%, 12/15/37	19,170	20,462,332
	4.500%, 05/15/42	2,800	2,277,505
	4.125%, 11/15/42	378	289,211
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30	20,900	19,488,561
	Air Products & Chemicals, Inc.
	2.700%, 05/15/40	1,031	744,056
Alabama Power Co.
	6.000%, 03/01/39	400	425,532
	5.500%, 03/15/41	17,061	16,664,360
	Albemarle Corp.
	5.450%, 12/01/44	200	161,858
	Allegion PLC
	3.500%, 10/01/29	10,000	9,493,908
Allstate Corp.
	5.250%, 03/30/33	4,400	4,453,120
	5.350%, 06/01/33	7,000	7,117,197
	Ally Financial, Inc.
#	8.000%, 11/01/31	200	221,480
	Alphabet, Inc.
	1.900%, 08/15/40	4,000	2,677,182
Altria Group, Inc.
	3.400%, 05/06/30	10,700	10,062,092
	2.450%, 02/04/32	27,231	23,087,769
	5.800%, 02/14/39	3,800	3,766,391
	3.400%, 02/04/41	19,050	13,708,348
	4.250%, 08/09/42	7,900	6,252,944
	4.500%, 05/02/43	9,100	7,349,457
	Amazon.com, Inc.
	2.875%, 05/12/41	10,000	7,402,062
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	2,500	2,246,342
	Amdocs Ltd.
	2.538%, 06/15/30	2,000	1,777,859
American Express Co.
	3.300%, 05/03/27	4,396	4,321,402
	4.050%, 12/03/42	200	166,578
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	5.087%, 07/09/27	8,882	8,857,185
	American National Group, Inc.
Ω	6.144%, 06/13/32	7,500	7,576,139

109

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
American Tower Corp.
2.700%, 04/15/31	300	$266,739
2.300%, 09/15/31	6,375	5,486,221
# 4.050%, 03/15/32	2,325	2,204,821
Ameriprise Financial, Inc.
4.500%, 05/13/32	7,700	7,537,966
Amgen, Inc.
2.300%, 02/25/31	3,400	2,991,304
2.000%, 01/15/32	9,200	7,717,040
3.350%, 02/22/32	14,200	12,970,161
3.150%, 02/21/40	26,045	19,713,898
2.800%, 08/15/41	25,750	18,184,775
5.600%, 03/02/43	9,500	9,242,805
Analog Devices, Inc.
3.450%, 06/15/27	3,531	3,495,124
2.800%, 10/01/41	1,700	1,224,945
Aon Corp.
4.500%, 12/15/28	1,800	1,808,346
# 2.800%, 05/15/30	12,400	11,381,245
6.250%, 09/30/40	3,400	3,617,110
Appalachian Power Co.
4.400%, 05/15/44	4,000	3,217,655
Apple, Inc.
2.375%, 02/08/41	6,800	4,709,815
3.850%, 05/04/43	3,500	2,901,745
Applied Materials, Inc.
5.850%, 06/15/41	400	418,062
Archer-Daniels-Midland Co.
4.535%, 03/26/42	200	177,422
ARES Capital Corp.
3.200%, 11/15/31	8,700	7,413,144
5.800%, 03/08/32	200	195,386
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,572,142
2.600%, 08/15/29	4,846	4,477,814
2.200%, 12/15/31	31,150	26,351,064
5.050%, 09/01/41	400	365,671
Arrow Electronics, Inc.
3.875%, 01/12/28	11,938	11,687,356
Assurant, Inc.
2.650%, 01/15/32	4,000	3,365,657
Assured Guaranty U.S. Holdings, Inc.
# 3.150%, 06/15/31	4,600	4,184,044
AT&T, Inc.
2.550%, 12/01/33	18,868	15,570,527
6.250%, 03/29/41	1,600	1,631,558
3.500%, 06/01/41	39,700	30,482,267
4.300%, 12/15/42	3,000	2,502,330
Avnet, Inc.
4.625%, 04/15/26	4,260	4,251,708
3.000%, 05/15/31	17,500	15,229,948
5.500%, 06/01/32	13,180	12,930,993
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
AXIS Specialty Finance PLC
4.000%, 12/06/27	19,920	$19,627,031
Baker Hughes Holdings LLC
5.125%, 09/15/40	5,677	5,384,949
Bank of America Corp.
5.875%, 02/07/42	31,457	32,432,259
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	800	843,440
5.950%, 05/15/37	800	839,967
5.150%, 11/15/43	2,283	2,127,019
4.500%, 02/01/45	800	677,737
Berkshire Hathaway Finance Corp.
# 1.850%, 03/12/30	17,500	15,848,747
# 1.450%, 10/15/30	73,603	64,336,610
# 2.875%, 03/15/32	3,000	2,747,458
5.750%, 01/15/40	8,956	9,620,769
4.300%, 05/15/43	1,900	1,669,964
Berkshire Hathaway, Inc.
3.125%, 03/15/26	8,285	8,201,339
# 4.500%, 02/11/43	3,500	3,230,679
Best Buy Co., Inc.
4.450%, 10/01/28	17,493	17,468,293
1.950%, 10/01/30	11,700	10,059,616
Biogen, Inc.
2.250%, 05/01/30	19,087	16,974,513
Black Hills Corp.
2.500%, 06/15/30	2,250	2,007,335
4.350%, 05/01/33	5,728	5,383,903
Blackrock, Inc.
2.400%, 04/30/30	31,033	28,400,857
# 1.900%, 01/28/31	22,957	20,096,768
Blue Owl Finance LLC
6.250%, 04/18/34	200	201,787
Boardwalk Pipelines LP
3.600%, 09/01/32	9,310	8,196,791
Boeing Co.
3.200%, 03/01/29	317	299,227
2.950%, 02/01/30	5,140	4,716,141
3.600%, 05/01/34	1,710	1,475,292
3.550%, 03/01/38	1,239	958,779
Boston Properties LP
2.550%, 04/01/32	3,000	2,468,481
5.750%, 01/15/35	400	394,488
Boston Scientific Corp.
4.550%, 03/01/39	1,664	1,550,550
BP Capital Markets America, Inc.
2.721%, 01/12/32	1,500	1,318,509
3.060%, 06/17/41	52,550	37,845,495
Brighthouse Financial, Inc.
# 5.625%, 05/15/30	2,500	2,564,864

110

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Bristol-Myers Squibb Co.
#	4.125%, 06/15/39	22,200	$19,475,885
	2.350%, 11/13/40	1,800	1,216,902
	3.550%, 03/15/42	3,550	2,760,692
	4.500%, 03/01/44	400	345,662
	4.625%, 05/15/44	800	702,738
Brixmor Operating Partnership LP
#	4.050%, 07/01/30	5,600	5,376,355
Broadcom, Inc.
	4.300%, 11/15/32	31,000	29,628,193
Ω	2.600%, 02/15/33	200	168,651
Ω	3.419%, 04/15/33	200	178,361
Ω	3.469%, 04/15/34	5,000	4,392,926
Ω	3.137%, 11/15/35	17,502	14,501,399
Ω	4.926%, 05/15/37	1,000	957,746
Ω	3.500%, 02/15/41	7,650	5,934,522
Brown & Brown, Inc.
	2.375%, 03/15/31	3,000	2,589,213
Brunswick Corp.
	4.400%, 09/15/32	200	179,500
Burlington Northern Santa Fe LLC
	6.150%, 05/01/37	800	866,192
	5.750%, 05/01/40	1,600	1,654,305
	5.050%, 03/01/41	800	753,017
	5.400%, 06/01/41	400	391,758
	4.950%, 09/15/41	800	746,384
	4.400%, 03/15/42	400	347,746
	4.375%, 09/01/42	400	344,307
	4.450%, 03/15/43	800	696,693
	5.150%, 09/01/43	400	380,573
	4.900%, 04/01/44	400	366,868
	4.550%, 09/01/44	800	701,366
Capital One Financial Corp.
	3.800%, 01/31/28	3,600	3,531,120
Carrier Global Corp.
#	2.700%, 02/15/31	1,600	1,438,600
Caterpillar, Inc.
	3.803%, 08/15/42	1,200	980,671
Cencora, Inc.
#	2.800%, 05/15/30	29,384	27,079,339
CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,478	4,447,446
	5.850%, 01/15/41	6,244	6,288,430
CF Industries, Inc.
	4.950%, 06/01/43	400	341,110
Charles Schwab Corp.
	1.950%, 12/01/31	700	587,957
	2.900%, 03/03/32	14,300	12,602,810
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Chevron Corp.
1.554%, 05/11/25	3,254	$3,250,789
Choice Hotels International, Inc.
3.700%, 12/01/29	970	909,510
Chubb Corp.
6.000%, 05/11/37	800	856,522
6.500%, 05/15/38	800	886,170
Cigna Group
2.400%, 03/15/30	493	446,581
2.375%, 03/15/31	18,267	16,041,295
4.800%, 08/15/38	48,770	45,297,999
3.200%, 03/15/40	18,997	14,430,724
6.125%, 11/15/41	9,943	10,248,659
Cincinnati Financial Corp.
6.920%, 05/15/28	2,800	2,997,129
6.125%, 11/01/34	1,200	1,260,659
Cisco Systems, Inc.
5.500%, 01/15/40	5,000	5,108,627
Citigroup, Inc.
8.125%, 07/15/39	15,597	19,292,533
5.875%, 01/30/42	32,650	33,087,324
Clorox Co.
3.900%, 05/15/28	3,912	3,871,648
CME Group, Inc.
5.300%, 09/15/43	2,600	2,586,373
CNA Financial Corp.
# 4.500%, 03/01/26	13,822	13,809,118
3.900%, 05/01/29	850	828,185
5.500%, 06/15/33	5,000	5,070,389
CNO Financial Group, Inc.
5.250%, 05/30/29	4,800	4,803,595
6.450%, 06/15/34	4,000	4,126,826
Coca-Cola Co.
2.500%, 06/01/40	1,000	721,688
2.875%, 05/05/41	400	296,521
Comcast Corp.
4.250%, 01/15/33	15,667	14,989,497
7.050%, 03/15/33	14,000	15,820,183
4.200%, 08/15/34	400	374,780
5.650%, 06/15/35	800	831,091
6.500%, 11/15/35	400	443,069
3.200%, 07/15/36	1,200	993,901
6.950%, 08/15/37	800	906,867
3.900%, 03/01/38	2,490	2,133,243
4.600%, 10/15/38	5,700	5,221,688
6.550%, 07/01/39	400	440,682
3.250%, 11/01/39	7,000	5,417,216
3.750%, 04/01/40	30,900	25,339,764
# 4.650%, 07/15/42	1,000	874,196
4.750%, 03/01/44	400	350,628
Conagra Brands, Inc.
5.300%, 11/01/38	39,500	37,392,038

111

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
ConocoPhillips
	5.900%, 05/15/38	400	$414,170
	6.500%, 02/01/39	1,600	1,752,485
ConocoPhillips Co.
	3.758%, 03/15/42	1,200	930,342
Consolidated Edison Co. of New York, Inc.
	5.300%, 03/01/35	400	407,134
	6.750%, 04/01/38	638	719,431
	5.500%, 12/01/39	400	399,349
	5.700%, 06/15/40	400	406,515
	4.200%, 03/15/42	14,174	11,786,994
	3.950%, 03/01/43	7,400	5,888,882
	4.450%, 03/15/44	251	213,246
Constellation Brands, Inc.
	3.150%, 08/01/29	5,800	5,460,656
Constellation Energy Generation LLC
	6.250%, 10/01/39	1,289	1,340,010
	5.750%, 10/01/41	2,300	2,238,883
Continental Resources, Inc.
	4.900%, 06/01/44	3,500	2,703,002
Corebridge Financial, Inc.
	4.350%, 04/05/42	400	326,394
Costco Wholesale Corp.
	1.600%, 04/20/30	8,754	7,759,288
Cox Communications, Inc.
Ω	4.800%, 02/01/35	10,052	9,396,641
Ω	4.700%, 12/15/42	4,700	3,782,152
Crown Castle, Inc.
	2.100%, 04/01/31	300	254,965
	2.900%, 04/01/41	18,705	13,136,617
CSX Corp.
	6.150%, 05/01/37	400	428,995
	5.500%, 04/15/41	800	785,581
	4.750%, 05/30/42	15,340	13,803,066
	4.100%, 03/15/44	200	164,406
Cummins, Inc.
	4.875%, 10/01/43	15,876	14,758,149
CVS Health Corp.
	3.250%, 08/15/29	3,000	2,826,688
	4.780%, 03/25/38	9,500	8,567,803
	6.125%, 09/15/39	5,800	5,868,796
	4.125%, 04/01/40	9,078	7,386,646
	5.300%, 12/05/43	3,000	2,679,958
	6.000%, 06/01/44	4,000	3,874,355
DCP Midstream Operating LP
	5.600%, 04/01/44	2,550	2,260,656
Deere & Co.
	3.900%, 06/09/42	400	337,714
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Dell International LLC/EMC Corp.
	3.375%, 12/15/41	5,009	$3,593,328
Devon Energy Corp.
	5.600%, 07/15/41	15,858	13,934,073
	4.750%, 05/15/42	2,900	2,292,269
DH Europe Finance II SARL
	3.250%, 11/15/39	1,050	830,211
Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32	9,525	8,341,476
Dominion Energy, Inc.
	4.900%, 08/01/41	5,000	4,394,149
Dow Chemical Co.
	5.250%, 11/15/41	600	532,906
	4.375%, 11/15/42	1,616	1,272,809
	4.625%, 10/01/44	200	159,423
Duke Energy Carolinas LLC
	6.100%, 06/01/37	800	844,027
Duke Energy Corp.
	3.300%, 06/15/41	24,750	18,004,066
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,500	1,319,922
Ω	2.775%, 01/07/32	641	550,076
Eastman Chemical Co.
	4.800%, 09/01/42	20,700	17,628,124
	4.650%, 10/15/44	400	328,513
Eaton Corp.
	4.000%, 11/02/32	8,105	7,732,121
	4.150%, 11/02/42	3,000	2,540,637
Eaton Vance Corp.
	3.500%, 04/06/27	9,262	9,109,678
eBay, Inc.
	4.000%, 07/15/42	9,500	7,523,503
Ecolab, Inc.
	5.500%, 12/08/41	5,400	5,386,850
Elevance Health, Inc.
	5.950%, 12/15/34	11,300	11,890,420
	5.850%, 01/15/36	200	208,838
	6.375%, 06/15/37	4,700	5,064,623
	4.625%, 05/15/42	25,970	22,515,899
	4.650%, 01/15/43	9,366	8,154,419
	5.100%, 01/15/44	1,200	1,091,775
	4.650%, 08/15/44	1,200	1,035,484
Enbridge Energy Partners LP
	7.500%, 04/15/38	7,825	8,925,090
	5.500%, 09/15/40	1,264	1,203,314
Energy Transfer LP
#	5.800%, 06/15/38	585	569,506
	7.500%, 07/01/38	400	444,637
	6.050%, 06/01/41	3,400	3,264,196
	5.950%, 10/01/43	4,000	3,712,127
	5.300%, 04/01/44	5,950	5,097,685

112

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Enterprise Products Operating LLC
	6.875%, 03/01/33	1,400	$1,551,023
	7.550%, 04/15/38	3,157	3,745,976
	6.125%, 10/15/39	5,917	6,234,038
	6.450%, 09/01/40	5,135	5,544,015
	5.950%, 02/01/41	2,617	2,639,986
	5.700%, 02/15/42	3,600	3,542,222
	4.850%, 08/15/42	2,400	2,139,611
	4.450%, 02/15/43	2,146	1,803,202
	4.850%, 03/15/44	8,500	7,514,435
	5.100%, 02/15/45	800	726,802
Equifax, Inc.
	3.100%, 05/15/30	200	184,709
Equinix, Inc.
#	3.200%, 11/18/29	2,500	2,352,026
	2.500%, 05/15/31	5,700	4,990,922
ERAC USA Finance LLC
Ω	5.625%, 03/15/42	400	395,383
ERP Operating LP
	4.500%, 07/01/44	400	341,251
Eversource Energy
	4.250%, 04/01/29	600	592,759
Exelon Corp.
	3.400%, 04/15/26	2,666	2,636,559
Extra Space Storage LP
	2.350%, 03/15/32	13,100	10,891,359
Exxon Mobil Corp.
	2.995%, 08/16/39	5,200	3,981,996
	4.227%, 03/19/40	18,200	16,103,198
FedEx Corp.
Ω	4.900%, 01/15/34	2,075	2,000,177
Ω	3.900%, 02/01/35	2,800	2,457,374
Ω	3.250%, 05/15/41	9,950	6,861,312
Ω	4.100%, 04/15/43	400	304,026
	5.100%, 01/15/44	5,000	4,331,121
Fidelity National Financial, Inc.
	3.400%, 06/15/30	19,454	17,884,297
	2.450%, 03/15/31	1,800	1,537,956
Fidelity National Information Services, Inc.
	3.100%, 03/01/41	10,400	7,400,605
First American Financial Corp.
	2.400%, 08/15/31	16,044	13,561,576
Flex Ltd.
	4.875%, 06/15/29	2,040	2,025,469
	4.875%, 05/12/30	4,000	3,937,842
Flowserve Corp.
	2.800%, 01/15/32	29,138	24,837,706
FMC Corp.
	5.650%, 05/18/33	2,300	2,215,935
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	FMR LLC
Ω	4.950%, 02/01/33	2,400	$2,390,247
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29	3,900	3,667,441
	4.000%, 03/25/32	414	382,750
	Fox Corp.
	5.476%, 01/25/39	10,300	9,890,175
	GATX Corp.
	3.500%, 06/01/32	6,850	6,132,644
	General Dynamics Corp.
	4.250%, 04/01/40	5,800	5,141,717
	2.850%, 06/01/41	400	287,637
	General Electric Co.
	4.500%, 03/11/44	200	174,537
	General Motors Co.
	6.600%, 04/01/36	15,000	15,404,604
	5.150%, 04/01/38	3,169	2,851,283
	6.250%, 10/02/43	6,800	6,413,905
	General Motors Financial Co., Inc.
#	5.250%, 03/01/26	9,736	9,742,405
	3.600%, 06/21/30	6,000	5,520,197
	3.100%, 01/12/32	8,400	7,198,313
	6.400%, 01/09/33	400	413,438
	5.450%, 09/06/34	200	191,929
#	5.900%, 01/07/35	400	396,964
	Georgia Power Co.
	4.750%, 09/01/40	400	365,041
	4.300%, 03/15/42	20,400	17,280,745
	4.300%, 03/15/43	400	336,145
	Georgia-Pacific LLC
	7.750%, 11/15/29	800	911,731
	Gilead Sciences, Inc.
	4.600%, 09/01/35	800	769,885
	4.000%, 09/01/36	4,050	3,658,734
	2.600%, 10/01/40	22,300	15,771,174
	5.650%, 12/01/41	11,900	11,892,679
	4.800%, 04/01/44	7,000	6,269,615
	Global Payments, Inc.
	2.900%, 11/15/31	400	347,108
	Globe Life, Inc.
	4.800%, 06/15/32	10,000	9,741,534
	Goldman Sachs Group, Inc.
	3.750%, 05/22/25	3,213	3,210,996
#	3.750%, 02/25/26	5,700	5,676,327
	2.600%, 02/07/30	4,100	3,744,718
	3.800%, 03/15/30	11,500	11,078,889
	6.125%, 02/15/33	1,621	1,744,357
	6.250%, 02/01/41	18,121	18,910,474
	4.800%, 07/08/44	800	701,977
	Halliburton Co.
	4.850%, 11/15/35	1,200	1,129,402
	6.700%, 09/15/38	5,660	6,096,222
	7.450%, 09/15/39	3,200	3,650,407

113

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	4.500%, 11/15/41	13,340	$11,009,455
	4.750%, 08/01/43	1,700	1,422,272
Harley-Davidson, Inc.
	3.500%, 07/28/25	4,983	4,955,813
Hasbro, Inc.
	6.050%, 05/14/34	2,000	2,030,024
	6.350%, 03/15/40	3,700	3,702,774
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	19,500	17,340,634
Healthcare Realty Holdings LP
	2.000%, 03/15/31	2,800	2,360,714
Helmerich & Payne, Inc.
	2.900%, 09/29/31	400	331,692
#Ω	5.500%, 12/01/34	150	132,137
Hess Corp.
	5.600%, 02/15/41	15,000	14,787,827
Home Depot, Inc.
	5.875%, 12/16/36	15,388	16,386,772
	3.300%, 04/15/40	11,505	9,085,956
	5.400%, 09/15/40	22,000	22,048,392
	5.950%, 04/01/41	2,380	2,491,006
	4.200%, 04/01/43	2,150	1,808,908
	4.875%, 02/15/44	400	365,708
	4.400%, 03/15/45	400	340,566
Honeywell International, Inc.
	5.375%, 03/01/41	670	667,330
Host Hotels & Resorts LP
	5.700%, 07/01/34	9,000	8,856,321
	5.500%, 04/15/35	200	193,114
HP, Inc.
	2.650%, 06/17/31	200	173,144
#	6.000%, 09/15/41	11,400	11,152,144
Humana, Inc.
	4.950%, 10/01/44	3,000	2,553,523
Hyatt Hotels Corp.
	5.375%, 12/15/31	5,000	4,969,970
IBM International Capital Pte. Ltd.
	5.250%, 02/05/44	32,262	30,432,195
Illinois Tool Works, Inc.
	3.900%, 09/01/42	200	163,178
Indiana Michigan Power Co.
	6.050%, 03/15/37	1,108	1,168,422
Intel Corp.
	4.600%, 03/25/40	27,124	23,040,423
	2.800%, 08/12/41	23,576	15,255,518
	4.800%, 10/01/41	2,470	2,051,230
	5.625%, 02/10/43	26,349	24,306,987
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Intercontinental Exchange, Inc.
	3.750%, 12/01/25	8,500	$8,465,490
	4.600%, 03/15/33	14,500	14,294,825
	2.650%, 09/15/40	16,100	11,538,226
International Business Machines Corp.
	3.300%, 01/27/27	154	151,093
	1.950%, 05/15/30	8,840	7,813,529
	4.150%, 05/15/39	15,550	13,490,230
	5.600%, 11/30/39	800	810,233
	2.850%, 05/15/40	36,982	26,590,562
	4.000%, 06/20/42	5,300	4,319,525
International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40	41,700	29,941,595
Interpublic Group of Cos., Inc.
#	4.750%, 03/30/30	375	375,644
Interstate Power & Light Co.
	2.300%, 06/01/30	3,978	3,553,074
Invitation Homes Operating Partnership LP
	2.000%, 08/15/31	3,000	2,514,588
	2.700%, 01/15/34	1,500	1,219,181
J.M. Smucker Co.
#	4.250%, 03/15/35	10,700	9,854,864
Jabil, Inc.
	3.600%, 01/15/30	23,950	22,607,776
	3.000%, 01/15/31	15,033	13,446,257
Jackson Financial, Inc.
	3.125%, 11/23/31	6,177	5,316,702
Jefferies Financial Group, Inc.
	2.625%, 10/15/31	20,514	17,293,315
	2.750%, 10/15/32	6,280	5,142,153
Jersey Central Power & Light Co.
Ω	5.100%, 01/15/35	800	788,463
Johnson & Johnson
	1.300%, 09/01/30	5,000	4,338,557
	2.100%, 09/01/40	400	273,393
JPMorgan Chase & Co.
	6.400%, 05/15/38	20,400	22,390,530
	5.500%, 10/15/40	4,800	4,836,401
	5.600%, 07/15/41	11,900	12,013,595
	5.400%, 01/06/42	9,350	9,259,873
JPMorgan Chase Bank NA
(r)	SOFR + 0.620%, FRN, 5.003%, 04/29/26	900	898,672
(r)	SOFR + 1.000%, FRN, 5.367%, 12/08/26	22,820	22,939,715

114

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Juniper Networks, Inc.
	3.750%, 08/15/29	3,600	$3,486,033
	2.000%, 12/10/30	5,000	4,293,617
Kellanova
	3.400%, 11/15/27	2,000	1,958,611
	7.450%, 04/01/31	5,659	6,430,622
Kemper Corp.
	3.800%, 02/23/32	9,830	8,751,899
Kimco Realty OP LLC
	2.250%, 12/01/31	9,700	8,297,926
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	5,800	6,268,432
	6.500%, 09/01/39	1,900	1,965,397
	6.550%, 09/15/40	3,000	3,085,809
	5.000%, 08/15/42	4,200	3,633,076
	4.700%, 11/01/42	400	329,381
	5.000%, 03/01/43	15,400	13,293,521
	5.500%, 03/01/44	8,520	7,760,117
	5.400%, 09/01/44	250	224,279
KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43	4,500	4,167,317
Kraft Heinz Foods Co.
	5.000%, 06/04/42	3,700	3,349,338
Kroger Co.
	7.500%, 04/01/31	15,677	17,802,841
Kyndryl Holdings, Inc.
	4.100%, 10/15/41	9,797	7,385,262
Lazard Group LLC
	4.500%, 09/19/28	17,626	17,420,672
	4.375%, 03/11/29	400	391,937
Legg Mason, Inc.
	4.750%, 03/15/26	3,745	3,756,674
	5.625%, 01/15/44	5,747	5,536,653
Liberty Mutual Group, Inc.
#Ω	4.569%, 02/01/29	9,305	9,260,551
Ω	6.500%, 03/15/35	4,250	4,391,395
Lincoln National Corp.
#	3.050%, 01/15/30	300	278,526
	3.400%, 01/15/31	8,337	7,679,251
	3.400%, 03/01/32	23,378	20,825,475
	7.000%, 06/15/40	125	138,129
Lockheed Martin Corp.
	3.600%, 03/01/35	671	599,971
	4.500%, 05/15/36	1,000	953,493
	4.850%, 09/15/41	1,445	1,314,088
	4.070%, 12/15/42	800	662,226
	3.800%, 03/01/45	800	627,300
Loews Corp.
	6.000%, 02/01/35	5,000	5,412,352
#	4.125%, 05/15/43	2,000	1,676,679
Lowe's Cos., Inc.
	2.800%, 09/15/41	25,000	16,950,536
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
LPL Holdings, Inc.
	5.650%, 03/15/35	2,000	$1,977,677
LYB International Finance BV
	5.250%, 07/15/43	8,300	7,209,659
	4.875%, 03/15/44	4,800	3,963,788
LYB International Finance III LLC
	3.375%, 10/01/40	18,400	13,186,907
Marathon Petroleum Corp.
	6.500%, 03/01/41	14,163	14,220,113
	4.750%, 09/15/44	3,000	2,406,971
Marriott International, Inc.
#	2.750%, 10/15/33	7,200	5,951,838
	5.500%, 04/15/37	1,000	974,279
Mars, Inc.
#Ω	1.625%, 07/16/32	6,750	5,510,294
Ω	3.600%, 04/01/34	400	360,409
Ω	3.875%, 04/01/39	1,200	1,034,572
Ω	2.375%, 07/16/40	200	139,000
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31	2,161	1,869,043
	4.750%, 03/15/39	400	376,579
	5.350%, 11/15/44	266	256,368
Mastercard, Inc.
	4.350%, 01/15/32	4,000	3,959,082
	4.850%, 03/09/33	5,000	5,051,266
Medtronic, Inc.
	4.375%, 03/15/35	2,565	2,460,149
Merck & Co., Inc.
	3.400%, 03/07/29	8,084	7,872,511
	1.450%, 06/24/30	40,301	35,022,793
	3.900%, 03/07/39	400	347,084
	2.350%, 06/24/40	1,200	835,412
	4.900%, 05/17/44	400	371,134
Meta Platforms, Inc.
	3.850%, 08/15/32	3,500	3,339,517
MetLife, Inc.
	5.375%, 07/15/33	4,200	4,329,338
	6.375%, 06/15/34	19,000	20,667,955
	5.700%, 06/15/35	6,700	7,025,335
	5.875%, 02/06/41	7,478	7,643,503
	4.125%, 08/13/42	5,800	4,808,228
	4.875%, 11/13/43	13,061	11,788,477
	4.050%, 03/01/45	171	137,353
Micron Technology, Inc.
	4.663%, 02/15/30	330	324,828
	2.703%, 04/15/32	2,650	2,244,175
	3.366%, 11/01/41	31,140	22,113,369
Mid-America Apartments LP
	4.950%, 03/01/35	800	779,934
Mississippi Power Co.
	4.250%, 03/15/42	400	333,204

115

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
	Mohawk Industries, Inc.
	3.625%, 05/15/30		1,471	$1,388,031
	Molson Coors Beverage Co.
#	5.000%, 05/01/42		7,000	6,361,866
Morgan Stanley
#	3.875%, 01/27/26		13,483	13,426,400
	7.250%, 04/01/32		14,496	16,541,544
	6.375%, 07/24/42		19,888	21,353,578
	Mosaic Co.
	5.625%, 11/15/43		8,500	8,043,782
Motorola Solutions, Inc.
	4.600%, 05/23/29		3,500	3,500,836
	2.300%, 11/15/30		25,444	22,416,496
	MPLX LP
	4.500%, 04/15/38		8,200	7,046,716
	Mylan, Inc.
	5.400%, 11/29/43		6,000	4,770,984
	National Fuel Gas Co.
	2.950%, 03/01/31		5,000	4,427,478
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		2,708	3,167,421
	NBCUniversal Media LLC
	4.450%, 01/15/43		800	679,355
	Nestle Capital Corp.
	4.600%, 04/04/29	AUD	800	516,832
	Nestle Holdings, Inc.
Ω	3.900%, 09/24/38		5,800	5,159,658
	NetApp, Inc.
#	2.700%, 06/22/30		3,900	3,504,522
	New York State Electric & Gas Corp.
Ω	5.300%, 08/15/34		800	801,004
	NewMarket Corp.
	2.700%, 03/18/31		4,000	3,520,743
Newmont Corp.
	5.875%, 04/01/35		400	422,786
	6.250%, 10/01/39		600	643,904
	4.875%, 03/15/42		400	363,186
	5.450%, 06/09/44		600	574,156
NextEra Energy Capital Holdings, Inc.
	5.250%, 03/15/34		400	398,673
	5.450%, 03/15/35		937	943,727
NIKE, Inc.
#	2.850%, 03/27/30		12,987	12,152,162
	3.250%, 03/27/40		5,000	3,868,796
	Northern Trust Corp.
#	1.950%, 05/01/30		19,370	17,209,713
	NOV, Inc.
	3.950%, 12/01/42		10,000	7,002,383
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Nucor Corp.
	3.950%, 05/01/28	4,016	$3,974,601
	3.125%, 04/01/32	6,840	6,136,570
	5.100%, 06/01/35	400	392,464
	6.400%, 12/01/37	6,585	7,210,895
	Oklahoma Gas & Electric Co.
	5.400%, 01/15/33	4,200	4,285,092
	Omnicom Group, Inc.
	4.200%, 06/01/30	11,555	11,299,322
	ONE Gas, Inc.
	4.250%, 09/01/32	4,300	4,082,402
	4.658%, 02/01/44	400	349,943
	ONEOK Partners LP
	6.125%, 02/01/41	1,500	1,471,890
	Oracle Corp.
	4.300%, 07/08/34	400	371,157
	3.900%, 05/15/35	800	709,260
	3.600%, 04/01/40	17,100	13,328,370
	5.375%, 07/15/40	11,200	10,625,970
	3.650%, 03/25/41	21,500	16,432,005
	Ovintiv, Inc.
	6.500%, 08/15/34	800	793,892
	6.500%, 02/01/38	18,730	17,912,633
	Owens Corning
	3.875%, 06/01/30	8,726	8,339,032
	Parker-Hannifin Corp.
	3.250%, 06/14/29	4,700	4,502,856
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26	133	130,574
	PepsiCo, Inc.
	4.875%, 11/01/40	400	382,634
	2.625%, 10/21/41	1,200	843,678
	Pfizer Investment Enterprises Pte. Ltd.
	5.110%, 05/19/43	15,800	14,841,913
	Pfizer, Inc.
#	4.000%, 12/15/36	400	361,848
	4.100%, 09/15/38	2,600	2,290,517
	3.900%, 03/15/39	7,772	6,648,917
	7.200%, 03/15/39	5,570	6,510,280
	2.550%, 05/28/40	8,500	5,948,408
	5.600%, 09/15/40	400	401,657
	4.300%, 06/15/43	107	90,642
	Philip Morris International, Inc.
	3.375%, 08/15/29	5,200	4,991,370
	2.100%, 05/01/30	7,450	6,651,619
	5.375%, 02/15/33	1,000	1,024,013
	5.625%, 09/07/33	9,500	9,855,412
	6.375%, 05/16/38	12,400	13,483,981
	4.375%, 11/15/41	8,815	7,544,215
	4.500%, 03/20/42	800	691,659
	3.875%, 08/21/42	10,475	8,315,270

116

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
4.125%, 03/04/43	7,308	$5,982,087
4.875%, 11/15/43	400	358,958
4.250%, 11/10/44	1,200	995,210
Phillips 66
2.150%, 12/15/30	400	349,660
4.650%, 11/15/34	1,600	1,492,282
5.875%, 05/01/42	5,486	5,254,767
4.875%, 11/15/44	2,400	1,995,215
Phillips 66 Co.
# 4.950%, 03/15/35	1,600	1,508,123
Plains All American Pipeline LP/PAA Finance Corp.
5.150%, 06/01/42	13,148	11,286,375
4.300%, 01/31/43	8,941	6,829,421
4.700%, 06/15/44	8,500	6,777,706
PNC Bank NA
3.250%, 06/01/25	4,680	4,673,792
PPG Industries, Inc.
2.550%, 06/15/30	9,110	8,297,583
Precision Castparts Corp.
3.900%, 01/15/43	3,000	2,414,115
Primerica, Inc.
2.800%, 11/19/31	15,500	13,494,641
Principal Financial Group, Inc.
3.400%, 05/15/25	2,300	2,298,539
6.050%, 10/15/36	4,400	4,708,038
Progress Energy, Inc.
7.750%, 03/01/31	2,500	2,863,068
6.000%, 12/01/39	5,600	5,713,169
Progressive Corp.
3.000%, 03/15/32	15,600	14,025,521
3.700%, 01/26/45	400	311,332
Prologis LP
5.125%, 01/15/34	5,563	5,564,035
Prudential Financial, Inc.
6.625%, 12/01/37	2,400	2,651,116
3.000%, 03/10/40	19,750	14,768,094
6.625%, 06/21/40	3,000	3,339,279
Public Service Enterprise Group, Inc.
8.625%, 04/15/31	1,000	1,179,541
PulteGroup, Inc.
7.875%, 06/15/32	3,895	4,417,678
6.375%, 05/15/33	11,000	11,608,665
6.000%, 02/15/35	6,449	6,630,807
QUALCOMM, Inc.
1.650%, 05/20/32	9,643	7,910,673
Quanta Services, Inc.
2.900%, 10/01/30	302	273,372
Realty Income Corp.
2.700%, 02/15/32	13,991	12,091,077
2.850%, 12/15/32	8,077	6,962,099
1.800%, 03/15/33	1,800	1,416,200
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	4.900%, 07/15/33	5,000	$4,913,942
Reinsurance Group of America, Inc.
	3.950%, 09/15/26	15,789	15,681,365
	3.900%, 05/15/29	4,725	4,610,323
	3.150%, 06/15/30	15,455	14,298,364
Revvity, Inc.
	3.300%, 09/15/29	1,300	1,225,323
Roche Holdings, Inc.
Ω	2.076%, 12/13/31	5,000	4,304,148
Ω	5.593%, 11/13/33	10,000	10,525,557
Royalty Pharma PLC
	2.200%, 09/02/30	10,000	8,675,902
	3.300%, 09/02/40	68,617	50,398,964
RTX Corp.
	4.450%, 11/16/38	1,200	1,088,297
	4.700%, 12/15/41	5,600	4,960,087
	4.500%, 06/01/42	28,024	24,341,922
Salesforce, Inc.
	2.700%, 07/15/41	1,600	1,127,900
Shell Finance U.S., Inc.
	4.550%, 08/12/43	5,000	4,333,272
Shell International Finance BV
	6.375%, 12/15/38	20,800	22,832,558
	5.500%, 03/25/40	3,000	2,992,596
	2.875%, 11/26/41	3,200	2,259,939
Sherwin-Williams Co.
	2.950%, 08/15/29	4,800	4,491,519
Simon Property Group LP
	2.650%, 07/15/30	19,076	17,417,797
#	2.200%, 02/01/31	12,648	11,063,975
	2.250%, 01/15/32	7,377	6,295,296
	5.500%, 03/08/33	5,400	5,541,856
	4.750%, 09/26/34	400	382,440
	6.750%, 02/01/40	4,515	5,024,386
#	4.750%, 03/15/42	4,370	3,853,464
Southern Co. Gas Capital Corp.
	5.875%, 03/15/41	5,642	5,638,842
	4.400%, 06/01/43	6,897	5,708,058
Southern Power Co.
#	5.150%, 09/15/41	2,500	2,312,217
Southwest Gas Corp.
	3.700%, 04/01/28	2,500	2,443,839
	2.200%, 06/15/30	13,200	11,620,684
Stanley Black & Decker, Inc.
	2.300%, 03/15/30	2,650	2,307,452
	3.000%, 05/15/32	400	340,368
	5.200%, 09/01/40	800	730,167
Steel Dynamics, Inc.
#	3.250%, 01/15/31	19,725	18,124,661
Stellantis Finance U.S., Inc.
#Ω	2.691%, 09/15/31	10,430	8,600,841

117

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Sutter Health
	3.161%, 08/15/40	2,000	$1,550,422
Tapestry, Inc.
	5.500%, 03/11/35	9,000	8,765,212
Targa Resources Corp.
	4.200%, 02/01/33	3,000	2,739,621
Target Corp.
	4.000%, 07/01/42	2,100	1,752,977
	Texas Instruments, Inc.
	4.900%, 03/14/33	12,500	12,660,165
#	3.875%, 03/15/39	5,790	5,074,169
Textron, Inc.
	2.450%, 03/15/31	14,820	12,920,359
	Thermo Fisher Scientific, Inc.
	2.800%, 10/15/41	2,900	2,042,921
	5.404%, 08/10/43	7,500	7,351,348
	T-Mobile USA, Inc.
	4.375%, 04/15/40	7,500	6,548,466
	3.000%, 02/15/41	400	286,184
	Travelers Cos., Inc.
	6.250%, 06/15/37	1,335	1,460,638
	5.350%, 11/01/40	2,619	2,611,965
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41	9,500	8,246,874
	3.700%, 12/01/42	400	314,330
	Union Pacific Corp.
	2.891%, 04/06/36	23,350	19,153,820
	3.600%, 09/15/37	1,800	1,546,782
	4.375%, 09/10/38	1,100	1,002,173
	3.550%, 08/15/39	10,600	8,752,546
	3.200%, 05/20/41	14,900	11,216,784
	3.375%, 02/14/42	4,650	3,549,053
	United Parcel Service, Inc.
	6.200%, 01/15/38	800	861,881
	5.200%, 04/01/40	800	774,660
	4.875%, 11/15/40	8,011	7,504,136
	UnitedHealth Group, Inc.
	4.200%, 05/15/32	18,300	17,612,984
	5.800%, 03/15/36	400	416,867
	6.875%, 02/15/38	350	397,546
	3.500%, 08/15/39	17,438	13,976,447
	2.750%, 05/15/40	14,200	10,112,793
	5.700%, 10/15/40	2,400	2,405,914
	5.950%, 02/15/41	1,400	1,428,243
	3.050%, 05/15/41	28,569	20,724,506
	4.625%, 11/15/41	3,400	2,996,584
	3.950%, 10/15/42	4,000	3,231,789
	5.500%, 07/15/44	19,070	18,499,357
	Unum Group
	3.875%, 11/05/25	1,977	1,965,990
	4.000%, 06/15/29	10,963	10,729,808
Ω	4.046%, 08/15/41	6,800	5,386,022
	5.750%, 08/15/42	3,000	2,868,885
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		9,968	$9,826,440
Valero Energy Corp.
7.500%, 04/15/32		580	649,308
# 6.625%, 06/15/37		11,450	11,889,642
Ventas Realty LP
# 3.000%, 01/15/30		1,100	1,021,040
VeriSign, Inc.
2.700%, 06/15/31		5,106	4,511,231
Verizon Communications, Inc.
4.016%, 12/03/29		8,753	8,594,519
2.355%, 03/15/32		2,733	2,332,790
5.850%, 09/15/35		400	417,835
4.272%, 01/15/36		1,600	1,467,909
4.812%, 03/15/39		12,910	12,039,947
2.650%, 11/20/40		14,850	10,438,957
3.400%, 03/22/41		43,850	33,447,252
2.850%, 09/03/41		5,166	3,611,368
3.850%, 11/01/42		3,190	2,524,737
6.550%, 09/15/43		800	865,284
Viatris, Inc.
2.700%, 06/22/30		1,000	865,701
3.850%, 06/22/40		9,246	6,484,145
Virginia Electric & Power Co.
5.050%, 08/15/34		400	395,821
5.150%, 03/15/35		400	395,094
6.000%, 01/15/36		3,100	3,241,070
6.000%, 05/15/37		1,000	1,043,004
8.875%, 11/15/38		7,000	9,154,097
4.000%, 01/15/43		7,900	6,278,253
4.650%, 08/15/43		1,200	1,037,356
4.450%, 02/15/44		400	335,654
Visa, Inc.
# 2.050%, 04/15/30		48,659	44,103,345
2.700%, 04/15/40		3,300	2,487,923
Voya Financial, Inc.
5.700%, 07/15/43		913	868,463
Walmart, Inc.
5.625%, 04/01/40		6,000	6,393,312
5.000%, 10/25/40		7,200	7,151,409
Walt Disney Co.
6.400%, 12/15/35		2,500	2,777,610
6.650%, 11/15/37		800	902,442
# 4.625%, 03/23/40		6,000	5,637,906
3.500%, 05/13/40		32,131	26,034,236
6.150%, 02/15/41		800	843,385
5.400%, 10/01/43		10,750	10,608,862
4.750%, 09/15/44		400	357,082
Waste Management, Inc.
2.950%, 06/01/41		400	293,005
WEC Energy Group, Inc.
3.550%, 06/15/25		1,757	1,752,728
Wells Fargo & Co.
2.000%, 07/28/25	GBP	887	1,171,911

118

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
4.150%, 01/24/29	600	$594,056
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 5.439%, 12/11/26	840	844,788
Welltower OP LLC
4.125%, 03/15/29	1,150	1,136,458
2.750%, 01/15/31	17,096	15,477,274
2.750%, 01/15/32	4,600	4,043,497
6.500%, 03/15/41	1,903	2,034,570
Westlake Corp.
3.375%, 06/15/30	11,285	10,556,659
WestRock MWV LLC
8.200%, 01/15/30	19,367	22,102,334
Weyerhaeuser Co.
7.375%, 03/15/32	813	912,169
Whirlpool Corp.
3.700%, 05/01/25	14,663	14,663,000
# 4.750%, 02/26/29	700	663,492
Williams Cos., Inc.
3.500%, 11/15/30	13,600	12,747,297
6.300%, 04/15/40	21,000	21,840,245
WP Carey, Inc.
2.400%, 02/01/31	2,300	2,004,431
2.450%, 02/01/32	9,800	8,209,170
WRKCo, Inc.
# 3.000%, 06/15/33	19,705	16,831,384
Zoetis, Inc.
4.700%, 02/01/43	1,200	1,080,160
TOTAL UNITED STATES		4,406,824,206
TOTAL BONDS		6,238,781,843
U.S. TREASURY OBLIGATIONS — (32.8%)
U.S. Treasury Bills
∞ 4.195%, 05/06/25	25,000	24,985,403
U.S. Treasury Bonds
# 5.250%, 02/15/29	28,500	30,207,774
6.125%, 08/15/29	25,000	27,435,547
6.250%, 05/15/30	67,000	74,676,211
1.125%, 05/15/40	109,000	68,210,156
1.125%, 08/15/40	165,000	102,196,875
1.375%, 11/15/40	162,000	104,053,360
1.875%, 02/15/41	137,000	94,963,476
1.750%, 08/15/41	160,000	107,087,501
2.000%, 11/15/41	146,000	101,281,797
2.375%, 02/15/42	135,000	98,977,148
2.750%, 08/15/42	123,000	94,974,258
2.750%, 11/15/42	120,000	92,226,563
3.125%, 02/15/43	114,000	92,478,047
2.875%, 05/15/43	130,000	101,044,531
3.625%, 08/15/43	60,000	52,115,625
3.750%, 11/15/43	20,000	17,655,469
3.625%, 02/15/44	110,000	95,137,109
		Face Amount	Value†
		(000)

	3.375%, 05/15/44	126,000	$104,698,125
	3.125%, 08/15/44	130,000	103,507,422
	3.000%, 11/15/44	80,000	62,209,375
	2.500%, 02/15/45	33,000	23,459,649
U.S. Treasury Notes
	4.250%, 05/31/25	50,000	49,987,793
(r)	3M USTMMR + 0.125%, FRN, 4.370%, 07/31/25	122,000	122,002,172
	0.250%, 08/31/25	50,000	49,330,729
	3.500%, 09/15/25	25,000	24,935,547
(r)	3M USTMMR + 0.170%, FRN, 4.415%, 10/31/25	130,000	130,045,180
(r)	3M USTMMR + 0.245%, FRN, 4.490%, 01/31/26	130,000	130,151,632
(r)	3M USTMMR + 0.150%, FRN, 4.395%, 04/30/26	188,000	188,034,133
(r)	3M USTMMR + 0.182%, FRN, 4.427%, 07/31/26	195,000	195,145,501
(r)	3M USTMMR + 0.205%, FRN, 4.450%, 10/31/26	170,000	170,152,934
(r)	3M USTMMR + 0.098%, FRN, 4.343%, 01/31/27	95,000	94,948,108
	1.250%, 04/30/28	18,000	16,808,906
	2.875%, 08/15/28	90,000	87,960,937
	3.125%, 11/15/28	75,000	73,749,023
	2.625%, 02/15/29	25,000	24,098,633
	2.375%, 03/31/29	10,000	9,537,109
	3.500%, 01/31/30	25,000	24,764,648
	3.500%, 04/30/30	25,000	24,731,445
	3.750%, 05/31/30	19,000	19,007,422
	3.750%, 06/30/30	19,000	19,000,000
	4.000%, 07/31/30	25,000	25,286,133
	4.125%, 08/31/30	65,000	66,101,953
	4.625%, 09/30/30	65,000	67,663,476
	4.875%, 10/31/30	25,000	26,331,055
	4.375%, 11/30/30	25,000	25,714,844
	4.250%, 02/28/31	25,000	25,542,969
	4.625%, 05/31/31	10,000	10,411,328
	1.250%, 08/15/31	60,000	51,248,437
	1.375%, 11/15/31	50,000	42,728,515
	4.375%, 01/31/32	30,000	30,799,219
	1.875%, 02/15/32	105,000	92,190,820
	4.125%, 02/29/32	60,000	60,712,500
	2.875%, 05/15/32	95,000	88,769,336
	2.750%, 08/15/32	90,000	83,112,890
	4.125%, 11/15/32	80,000	80,787,500

119

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

3.500%, 02/15/33	55,000	$53,137,305
TOTAL U.S. TREASURY OBLIGATIONS		3,958,511,553
TOTAL INVESTMENT SECURITIES (Cost $12,340,815,675)		11,759,021,098

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	27,326,717	$316,033,485
TOTAL INVESTMENTS — (100.0%)
(Cost $12,656,892,305)			$12,075,054,583
As of April 30, 2025, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	94,440,891	JPY	13,458,698,591	Societe Generale	05/30/25	$13,982
USD	52,462,977	EUR	45,981,305	Royal Bank of Canada	06/20/25	225,684
Total Appreciation						$239,666
USD	90,476,608	JPY	13,458,698,591	Citibank, N.A.	05/02/25	$(3,653,331)
JPY	13,458,698,591	USD	94,146,400	Societe Generale	05/02/25	(16,461)
USD	11,555,790	EUR	11,139,794	Citibank, N.A.	05/14/25	(1,070,800)
USD	18,532,554	GBP	14,328,118	State Street Bank and Trust	06/27/25	(566,692)
USD	18,488,435	EUR	16,988,611	State Street Bank and Trust	07/01/25	(825,083)
USD	13,717,707	EUR	12,652,078	Royal Bank of Canada	07/02/25	(666,736)
USD	40,506,866	EUR	36,804,576	State Street Bank and Trust	07/08/25	(1,353,085)
USD	3,010,603	AUD	4,721,178	Citibank, N.A.	07/09/25	(15,882)
USD	87,732,644	AUD	144,970,773	Royal Bank of Canada	07/09/25	(5,200,080)
USD	94,631,539	AUD	152,790,269	Royal Bank of Canada	07/11/25	(3,316,292)
USD	117,277,042	AUD	184,304,438	Societe Generale	07/16/25	(880,708)
USD	113,373,546	AUD	177,698,976	Citibank, N.A.	07/21/25	(556,597)
USD	93,442,210	AUD	146,311,988	Australia and New Zealand Bank	07/28/25	(372,695)
Total (Depreciation)						$(18,494,442)
Total Appreciation (Depreciation)						$(18,254,776)

120

DFA Investment Grade Portfolio
CONTINUED
As of April 30, 2025, the value of Rule 144A securities amounted to $453,644,986 or 3.8% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,561,727,702	—	$1,561,727,702
Bonds
Australia	—	631,806,181	—	631,806,181
Belgium	—	20,647,060	—	20,647,060
Canada	—	253,198,860	—	253,198,860
Finland	—	8,045,944	—	8,045,944
France	—	30,712,024	—	30,712,024
Germany	—	107,954,743	—	107,954,743
Hong Kong	—	4,158,215	—	4,158,215
Ireland	—	2,171,642	—	2,171,642
Italy	—	31,158,850	—	31,158,850
Japan	—	231,629,785	—	231,629,785
Netherlands	—	138,651,186	—	138,651,186
New Zealand	—	7,317,161	—	7,317,161
Norway	—	5,230,110	—	5,230,110
Singapore	—	8,461,715	—	8,461,715
Spain	—	58,739,779	—	58,739,779
Supranational Organization Obligations	—	171,277,521	—	171,277,521
Sweden	—	19,280,321	—	19,280,321
Switzerland	—	2,219,771	—	2,219,771
United Kingdom	—	99,296,769	—	99,296,769
United States	—	4,406,824,206	—	4,406,824,206
U.S. Treasury Obligations	—	3,958,511,553	—	3,958,511,553
Securities Lending Collateral	—	316,033,485	—	316,033,485
Total Investments in Securities	—	$12,075,054,583	—	$12,075,054,583
Financial Instruments
Assets
Forward Currency Contracts**	—	239,666	—	239,666
Liabilities
Forward Currency Contracts**	—	(18,494,442)	—	(18,494,442)
Total Financial Instruments	—	$(18,254,776)	—	$(18,254,776)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
121

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.4%)
U.S. Treasury Inflation-Indexed Bonds
3.375%, 04/15/32	73,576	$81,962,836
U.S. Treasury Inflation-Indexed Notes
0.125%, 07/15/31	53,666	49,244,364
0.125%, 01/15/32	91,129	82,267,017
1.750%, 01/15/34	83,139	82,328,593
2.125%, 01/15/35	32,335	32,904,087
TOTAL U.S. TREASURY OBLIGATIONS		328,706,897

	Shares
AFFILIATED INVESTMENT COMPANIES — (80.4%)
DFA Intermediate Government Fixed Income Portfolio	76,332,363	852,632,494
DFA Two-Year Global Fixed Income Portfolio	51,378,843	506,595,390
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,448,027,782)		1,359,227,884
TOTAL INVESTMENT SECURITIES (Cost $1,771,733,792)		1,687,934,781

TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	3,281,158	3,281,158
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $1,775,014,962)			$1,691,215,951
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$328,706,897	—	$328,706,897
Affiliated Investment Companies	$1,359,227,884	—	—	1,359,227,884
Temporary Cash Investments	3,281,158	—	—	3,281,158
Securities Lending Collateral	—	12	—	12
Total Investments in Securities	$1,362,509,042	$328,706,909	—	$1,691,215,951
See accompanying Notes to Financial Statements.
122

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50	176,812	$103,243,061
0.125%, 02/15/51	188,370	103,516,880
0.125%, 02/15/52	191,826	103,528,431
1.500%, 02/15/53	55,249	44,154,683
TOTAL U.S. TREASURY OBLIGATIONS Cost ($507,289,547)		354,443,055
TOTAL INVESTMENTS — (100.0%)
(Cost $507,289,547)		$354,443,055
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$354,443,055	—	$354,443,055
Total Investments in Securities	—	$354,443,055	—	$354,443,055
See accompanying Notes to Financial Statements.
123

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.5%)
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28	343,712	$350,732,659
3.625%, 04/15/28	442,831	475,446,402
2.500%, 01/15/29	464,362	486,163,874
3.875%, 04/15/29	449,743	495,093,907
3.375%, 04/15/32	250,735	279,316,371
2.125%, 02/15/40	404,441	401,923,611
2.125%, 02/15/41	382,879	377,127,553
0.750%, 02/15/42	176,489	137,838,113
0.625%, 02/15/43	201,903	150,997,626
1.375%, 02/15/44	164,952	139,445,894
0.750%, 02/15/45	46,064	33,845,379
U.S. Treasury Inflation-Indexed Notes
0.500%, 01/15/28	93,900	92,710,588
0.750%, 07/15/28	52,110	51,730,193
0.875%, 01/15/29	508,555	502,524,863
0.250%, 07/15/29	150,292	144,587,009
0.125%, 01/15/30	243,042	229,460,267
0.125%, 07/15/30	114,478	107,493,154
0.125%, 01/15/31	189,963	175,588,046
0.125%, 07/15/31	111,892	102,672,069
0.125%, 01/15/32	223,277	201,563,542
0.625%, 07/15/32	19,765	18,369,739
1.125%, 01/15/33	21,421	20,411,331
1.375%, 07/15/33	29,413	28,500,393
1.750%, 01/15/34	47,742	47,276,890
TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,416,252,291)		5,050,819,473

		Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	26,443,017	26,443,017
TOTAL INVESTMENTS — (100.0%)
(Cost $5,442,695,308)			$5,077,262,490
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$5,050,819,473	—	$5,050,819,473
Temporary Cash Investments	$26,443,017	—	—	26,443,017
Total Investments in Securities	$26,443,017	$5,050,819,473	—	$5,077,262,490
See accompanying Notes to Financial Statements.
124

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (80.0%)
AUSTRALIA — (6.5%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	600	$625,375
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.931%, 03/18/26		4,401	4,403,727
(r)	3M Swap + 0.830%, FRN, 4.955%, 03/31/26	AUD	1,900	1,221,232
(r)	3M Swap + 0.800%, FRN, 5.021%, 02/05/27	AUD	1,800	1,156,311
(r)Ω	SOFR + 0.680%, FRN, 5.057%, 07/16/27		7,700	7,718,723
(r)Ω	SOFR + 0.650%, FRN, 5.027%, 09/30/27		8,176	8,174,226
(r)Ω	SOFR + 0.850%, FRN, 5.219%, 12/16/29		500	503,533
Commonwealth Bank of Australia
(r)	SOFR + 0.400%, FRN, 4.777%, 07/07/25		2,150	2,150,472
#(r)Ω	SOFR + 0.630%, FRN, 4.998%, 09/12/25		3,100	3,103,189
(r)Ω	SOFR + 0.750%, FRN, 5.119%, 03/13/26		1,100	1,102,939
(r)Ω	SOFR + 0.520%, FRN, 4.889%, 06/15/26		1,050	1,050,534
(r)	3M Swap + 0.700%, FRN, 4.748%, 01/14/27	AUD	3,200	2,052,876
(r)	3M Swap + 1.020%, FRN, 5.189%, 08/18/27	AUD	2,500	1,612,825
(r)	3M Swap + 0.950%, FRN, 5.124%, 08/17/28	AUD	2,500	1,608,085
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Glencore Funding LLC
Ω	1.625%, 09/01/25		521	$515,235
Ω	1.625%, 04/27/26		1,748	1,695,937
Ω	4.000%, 03/27/27		2,000	1,977,942
(r)Ω	SOFR + 1.060%, FRN, 5.437%, 04/04/27		5,000	5,022,468
Ω	5.371%, 04/04/29		800	815,616
Macquarie Bank Ltd.
(r)Ω	SOFR + 1.200%, FRN, 5.567%, 12/07/26		12,620	12,709,601
(r)Ω	SOFR + 0.920%, FRN, 5.298%, 07/02/27		3,440	3,454,651
National Australia Bank Ltd.
(r)Ω	SOFR + 0.760%, FRN, 5.121%, 05/13/25		2,670	2,670,446
(r)	SOFR + 0.860%, FRN, 5.227%, 06/09/25		2,500	2,501,038
(r)Ω	SOFR + 0.650%, FRN, 5.018%, 12/10/25		2,880	2,884,442
(r)	3M Swap + 0.780%, FRN, 4.984%, 05/12/26	AUD	4,151	2,666,714
(r)	3M Swap + 0.410%, FRN, 4.539%, 08/24/26	AUD	3,400	2,174,669
(r)	3M Swap + 0.850%, FRN, 5.024%, 11/16/26	AUD	7,900	5,080,841
(r)	3M Swap + 1.200%, FRN, 5.325%, 11/25/27	AUD	3,650	2,364,825
(r)	3M Swap + 1.000%, FRN, 5.204%, 05/12/28	AUD	1,800	1,159,228
	4.901%, 01/14/30		8,900	9,133,953
Norfina Ltd., 3M Swap + 0.930%, FRN
(r)	5.059%, 08/22/25	AUD	1,200	769,805
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	1,200	1,232,319

125

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Stockland Trust
	1.625%, 04/27/26	EUR	750	$838,133
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 4.953%, 08/10/26	AUD	6,400	4,110,795
(r)	3M Swap + 0.820%, FRN, 4.934%, 12/15/26	AUD	6,700	4,306,578
(r)	3M Swap + 0.700%, FRN, 4.596%, 01/25/27	AUD	9,600	6,155,615
(r)	3M Swap + 1.050%, FRN, 5.197%, 05/20/27	AUD	600	387,055
(r)	3M Swap + 1.230%, FRN, 5.424%, 11/11/27	AUD	2,100	1,360,961
(r)	3M Swap + 0.980%, FRN, 5.154%, 02/16/28	AUD	14,300	9,213,086
(r)	3M Swap + 0.930%, FRN, 5.045%, 09/19/28	AUD	4,200	2,700,157
	1.953%, 11/20/28		235	218,107
TOTAL AUSTRALIA				124,604,264
BELGIUM — (0.2%)
Anheuser-Busch InBev SA
	4.000%, 09/24/25	GBP	330	438,227
Belfius Bank SA
	3.750%, 01/22/29	EUR	1,000	1,160,916
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	1,500	1,697,243
TOTAL BELGIUM				3,296,386
CANADA — (6.9%)
Bank of Montreal
(r)	SOFR + 0.950%, FRN, 5.325%, 09/25/25		1,483	1,485,419
(r)	SOFR + 0.620%, FRN, 4.989%, 09/15/26		690	689,174
(r)	SOFR + 0.760%, FRN, 5.129%, 06/04/27		7,000	7,001,801
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Bank of Nova Scotia
(r)	SOFR + 1.090%, FRN, 5.458%, 06/12/25		11,850	$11,860,731
	5.450%, 08/01/29		400	414,423
Brookfield Finance, Inc.
	4.850%, 03/29/29		100	100,539
Canada Government Bonds
	3.750%, 05/01/25	CAD	9,600	6,964,561
	2.250%, 06/01/25	CAD	14,300	10,368,382
	3.500%, 08/01/25	CAD	9,000	6,542,333
Canada Housing Trust No. 1
Ω	0.950%, 06/15/25	CAD	8,500	6,152,111
Canadian Imperial Bank of Commerce, SOFR + 1.220%, FRN
(r)	5.598%, 10/02/26		2,000	2,012,089
Canadian Natural Resources Ltd.
	2.050%, 07/15/25		955	949,324
Ω	5.000%, 12/15/29		7,930	7,904,072
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	4.762%, 05/19/25		7,300	7,300,693
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.617%, 03/11/26		1,485	1,497,533
Enbridge, Inc.
	3.125%, 11/15/29		630	589,447
Export Development Canada, SOFR + 0.330%, FRN
(r)	4.712%, 08/01/28		5,040	5,042,293
Federation des Caisses Desjardins du Quebec
#Ω	5.250%, 04/26/29		1,160	1,188,575
Magna International, Inc.
	4.150%, 10/01/25		1,900	1,894,119
National Bank of Canada
	5.296%, 11/03/25	CAD	13,000	9,540,469
Province of Alberta
	2.350%, 06/01/25	CAD	4,300	3,117,765
Province of British Columbia
	2.850%, 06/18/25	CAD	500	362,752
Province of Manitoba
	2.450%, 06/02/25	CAD	500	362,607
Province of Ontario
	2.600%, 06/02/25	CAD	12,200	8,848,496
#	4.200%, 01/18/29		5,000	5,056,406
Province of Quebec
	2.600%, 07/06/25	CAD	200	145,073

126

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	4.500%, 04/03/29		5,000	$5,113,134
	Rogers Communications, Inc.
	3.250%, 05/01/29	CAD	1,300	926,766
Royal Bank of Canada
(r)	SOFR + 0.570%, FRN, 4.952%, 04/27/26		4,583	4,589,499
(r)	SOFR + 1.080%, FRN, 5.458%, 07/20/26		2,000	2,013,947
(r)	SOFR + 0.710%, FRN, 5.088%, 01/21/27		500	500,675
	Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	1,300	942,797
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 5.457%, 07/17/26		4,963	4,988,850
(r)	SOFR + 0.730%, FRN, 5.107%, 04/05/27		5,000	4,978,364
	4.994%, 04/05/29		930	948,826
	4.783%, 12/17/29		800	807,536
	TOTAL CANADA			133,201,581
CZECH REPUBLIC — (0.0%)
Czech Gas Networks Investments SARL
	0.450%, 09/08/29	EUR	160	161,332
DENMARK — (0.1%)
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	680	792,037
	3.375%, 01/10/30	EUR	1,620	1,844,009
	TOTAL DENMARK			2,636,046
FINLAND — (0.3%)
	Nordea Bank Abp, SOFR + 0.740%, FRN
(r)	5.112%, 03/19/27		3,900	3,906,387
	OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	1,209	1,233,189
	Stora Enso OYJ
	4.250%, 09/01/29	EUR	220	258,498
	TOTAL FINLAND			5,398,074
FRANCE — (1.4%)
	Alstom SA
Δ	0.000%, 01/11/29	EUR	600	607,978
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Ayvens SA
	3.875%, 07/16/29	EUR	3,800	$4,436,172
Banque Federative du Credit Mutuel SA
(r)Ω	SOFR + 1.400%, FRN, 5.776%, 07/13/26		4,670	4,722,582
(r)Ω	SOFR + 1.130%, FRN, 5.510%, 01/23/27		900	903,024
	2.625%, 11/06/29	EUR	2,600	2,886,503
BNP Paribas SA
	1.375%, 05/28/29	EUR	1,100	1,166,383
	3.625%, 09/01/29	EUR	1,000	1,158,244
Cie Generale des Etablissements Michelin SCA
	0.875%, 09/03/25	EUR	400	450,931
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.238%, 03/11/27		6,321	6,325,605
	5.301%, 07/12/28		250	256,130
Engie SA
	3.625%, 01/11/30	EUR	300	349,601
Holding d'Infrastructures de Transport SASU
	3.375%, 04/21/29	EUR	100	114,915
JCDecaux SE
	1.625%, 02/07/30	EUR	500	525,184
RCI Banque SA
	3.375%, 07/26/29	EUR	300	341,805
Societe Generale SA
	0.875%, 09/24/29	EUR	1,000	1,022,097
Tikehau Capital SCA
	6.625%, 03/14/30	EUR	900	1,136,462
TOTAL FRANCE				26,403,616
GERMANY — (3.3%)
Bayer AG
	4.250%, 08/26/29	EUR	330	391,529
BMW U.S. Capital LLC
(r)Ω	SOFR + 0.620%, FRN, 4.982%, 08/11/25		12,500	12,504,156
(r)Ω	SOFR + 0.550%, FRN, 4.928%, 04/02/26		4,000	3,993,537
(r)Ω	SOFR + 0.800%, FRN, 5.161%, 08/13/26		1,800	1,802,246
Ω	4.900%, 04/02/29		400	403,797

127

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Continental AG
	3.500%, 10/01/29	EUR	527	$608,729
Daimler Truck Finance Canada, Inc.
	5.180%, 09/19/25	CAD	4,500	3,287,618
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	5.216%, 01/13/28		4,830	4,804,511
E.ON SE
	3.125%, 03/05/30	EUR	520	600,128
Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	1,300	1,585,913
Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	1,503	1,707,922
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	1,700	1,088,876
Mercedes-Benz Finance Canada, Inc.
	1.650%, 09/22/25	CAD	5,000	3,607,936
Mercedes-Benz Finance North America LLC
(r)Ω	SOFR + 0.570%, FRN, 4.952%, 08/01/25		7,350	7,351,529
Ω	5.375%, 08/01/25		200	200,207
#Ω	1.450%, 03/02/26		480	467,689
(r)Ω	SOFR + 0.630%, FRN, 5.011%, 07/31/26		3,200	3,191,458
Ω	4.850%, 01/11/29		400	401,034
#Ω	4.300%, 02/22/29		200	197,021
Ω	5.100%, 11/15/29		400	404,570
NRW Bank
	1.050%, 03/31/26	AUD	580	361,874
Sixt SE
	3.250%, 01/22/30	EUR	700	799,195
Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	1,100	1,100,836
Volkswagen Group of America Finance LLC
(r)Ω	SOFR + 0.930%, FRN, 5.298%, 09/12/25		4,300	4,305,041
#Ω	5.250%, 03/22/29		500	501,942
#,Ω	4.950%, 08/15/29		6,900	6,845,049
TOTAL GERMANY				62,514,343
		Face Amount^	Value†
		(000)
IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
# 1.750%, 01/30/26		12,800	$12,513,768
4.450%, 04/03/26		150	149,323
4.625%, 09/10/29		350	347,367
TOTAL IRELAND			13,010,458
ITALY — (0.6%)
Autostrade per l'Italia SpA
1.875%, 09/26/29	EUR	770	833,725
Banco BPM SpA
3.375%, 01/21/30	EUR	2,160	2,466,949
Eni SpA
3.750%, 09/12/25	EUR	350	398,264
0.625%, 01/23/30	EUR	700	713,913
Iccrea Banca SpA
3.375%, 01/30/30	EUR	800	908,013
Intesa Sanpaolo SpA
5.250%, 01/13/30	EUR	4,760	5,919,656
TOTAL ITALY			11,240,520
JAPAN — (1.8%)
Japan Bank for International Cooperation
0.625%, 07/15/25		1,000	992,088
Japan Government Five Year Bonds
0.005%, 09/20/26	JPY	360,000	2,497,138
Japan Government Two Year Bonds
0.400%, 07/01/26	JPY	360,000	2,512,497
Mitsubishi UFJ Financial Group, Inc.
# 3.741%, 03/07/29		1,600	1,563,008
3.195%, 07/18/29		800	756,490
Nomura Holdings, Inc.
1.851%, 07/16/25		6,215	6,178,602
1.653%, 07/14/26		5,528	5,335,221
2.329%, 01/22/27		2,000	1,923,717
5.605%, 07/06/29		400	410,649
3.103%, 01/16/30		800	739,526
ORIX Corp.
4.650%, 09/10/29		800	802,487
Sumitomo Mitsui Financial Group, Inc.
1.902%, 09/17/28		800	737,280
5.316%, 07/09/29		800	821,509
(r) SOFR + 1.170%, FRN, 5.547%, 07/09/29		6,200	6,240,319

128

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.347%, 09/10/27		3,000	$3,004,715
	TOTAL JAPAN			34,515,246
LUXEMBOURG — (0.2%)
	ArcelorMittal SA
	3.125%, 12/13/28	EUR	2,860	3,236,421
	Prologis International Funding II SA
	3.625%, 03/07/30	EUR	130	150,464
	SELP Finance SARL
	0.875%, 05/27/29	EUR	560	579,711
	TOTAL LUXEMBOURG			3,966,596
NETHERLANDS — (2.3%)
ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	1,000	1,016,568
	4.250%, 02/21/30	EUR	7,600	9,020,569
	BNG Bank NV, SOFR + 1.000%, FRN
(r)	5.361%, 08/05/26		8,200	8,269,707
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.087%, 01/09/26		10,377	10,402,835
(r)	3M Swap + 0.870%, FRN, 4.987%, 02/26/27	AUD	3,300	2,116,690
(r)	SOFR + 0.710%, FRN, 5.077%, 03/05/27		3,000	3,004,797
(r)	3M Swap + 1.180%, FRN, 5.132%, 01/19/28	AUD	4,300	2,784,912
(r)	3M Swap + 1.150%, FRN, 5.292%, 11/21/28	AUD	3,950	2,542,293
	Heineken NV
	2.875%, 08/04/25	EUR	1,000	1,133,677
	ING Groep NV
	4.550%, 10/02/28		800	799,589
Sandoz Finance BV
	3.250%, 09/12/29	EUR	800	916,057
	4.220%, 04/17/30	EUR	1,000	1,185,043
	TOTAL NETHERLANDS			43,192,737
NORWAY — (1.2%)
	Aker BP ASA
Ω	3.750%, 01/15/30		2,600	2,456,493
			Face Amount^	Value†
			(000)
NORWAY — (Continued)
Equinor ASA
	3.625%, 09/10/28		400	$395,165
Ω	6.500%, 12/01/28		3,300	3,544,878
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 5.368%, 06/17/26		4,000	4,029,781
(r)Ω	SOFR + 0.400%, FRN, 4.767%, 03/03/28		13,200	13,209,325
Var Energi ASA
	5.500%, 05/04/29	EUR	210	254,936
TOTAL NORWAY				23,890,578
SINGAPORE — (1.0%)
DBS Group Holdings Ltd.
(r)Ω	SOFR + 0.600%, FRN, 4.970%, 03/21/28		20,000	19,972,666
SPAIN — (0.3%)
Cellnex Telecom SA
	1.875%, 06/26/29	EUR	1,100	1,193,031
Criteria Caixa SA
	3.500%, 10/02/29	EUR	1,100	1,255,452
Inmobiliaria Colonial Socimi SA
	3.250%, 01/22/30	EUR	200	227,685
Telefonica Emisiones SA
	4.103%, 03/08/27		3,339	3,322,276
TOTAL SPAIN				5,998,444
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.6%)
Asian Development Bank
	0.800%, 11/06/25	AUD	5,650	3,562,578
(r)	SOFR + 1.000%, FRN, 5.368%, 06/16/26		269	271,235
(r)	SOFR + 0.300%, FRN, 4.669%, 06/20/28		20,230	20,206,357
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	12,500	7,786,608
(r)	SOFR + 0.620%, FRN, 4.981%, 08/16/27		2,000	2,013,644
Council of Europe Development Bank
	3.000%, 06/16/25		400	399,229

129

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	3.350%, 05/21/29	AUD	2,500	$1,561,918
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 4.566%, 04/14/26		378	377,769
(r)	SOFR + 0.330%, FRN, 4.693%, 02/20/28		10,460	10,468,368
(r)	SOFR + 0.300%, FRN, 4.663%, 02/16/29		17,200	17,180,031
European Investment Bank, SOFR + 0.320%, FRN
(r)	4.682%, 08/14/29		2,600	2,602,021
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.538%, 09/16/26		11,600	11,586,080
(r)	SOFR + 0.280%, FRN, 4.657%, 04/12/27		16,900	16,900,845
(r)	SOFR + 0.350%, FRN, 4.727%, 10/04/27		4,000	4,001,752
(r)	SOFR + 0.350%, FRN, 4.727%, 10/05/28		3,000	3,001,380
(r)	SOFR + 0.300%, FRN, 4.661%, 02/15/29		20,000	19,961,600
(r)	SOFR + 0.370%, FRN, 4.752%, 08/01/29		2,600	2,602,166
Inter-American Investment Corp.
	4.250%, 02/14/29		4,100	4,162,712
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.747%, 01/12/27		1,400	1,402,745
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.280%, FRN, 4.793%, 02/23/27		9,600	$9,606,912
(r)	SOFR + 0.430%, FRN, 4.792%, 08/19/27		19,525	19,589,237
International Finance Corp.
(r)	SOFR + 0.280%, FRN, 4.648%, 03/16/26		23,700	23,712,561
#(r)	SOFR + 0.360%, FRN, 4.728%, 08/28/29		2,430	2,428,548
Nordic Investment Bank, SOFR + 0.290%, FRN
(r)	4.667%, 10/04/27		300	299,919
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				185,686,215
SWEDEN — (1.6%)
Autoliv, Inc.
	3.625%, 08/07/29	EUR	530	612,237
Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	1,700	1,994,668
Svensk Exportkredit AB
(r)	SOFR + 1.000%, FRN, 5.362%, 08/03/26		6,000	6,052,728
(r)	SOFR + 1.000%, FRN, 5.361%, 05/05/27		9,750	9,871,361
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.910%, FRN, 5.277%, 06/10/25		6,424	6,427,559
(r)Ω	SOFR + 1.250%, FRN, 5.619%, 06/15/26		5,585	5,618,984
TOTAL SWEDEN				30,577,537
SWITZERLAND — (0.6%)
UBS AG
	5.800%, 09/11/25		3,709	3,723,233
UBS Group AG
	4.125%, 09/24/25		3,000	2,991,951
	4.125%, 04/15/26		5,000	4,984,195

130

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWITZERLAND — (Continued)
	1.250%, 09/01/26	EUR	580	$646,000
TOTAL SWITZERLAND				12,345,379
UNITED KINGDOM — (1.8%)
Barclays PLC
	4.375%, 01/12/26		11,400	11,372,049
BAT International Finance PLC
	2.250%, 01/16/30	EUR	1,800	1,958,748
Cadent Finance PLC
	0.625%, 03/19/30	EUR	400	402,795
CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	900	912,582
Imperial Brands Finance PLC
Ω	5.500%, 02/01/30		2,755	2,831,175
Lloyds Banking Group PLC
	4.450%, 05/08/25		5,300	5,299,827
	3.750%, 01/11/27		1,070	1,057,782
Motability Operations Group PLC
	4.000%, 01/17/30	EUR	1,000	1,179,015
National Grid PLC
	0.553%, 09/18/29	EUR	1,100	1,125,451
Nationwide Building Society
	0.250%, 07/22/25	EUR	1,500	1,691,395
	1.500%, 10/13/26		1,000	960,678
Ω	5.127%, 07/29/29		400	407,069
NatWest Markets PLC
(r)Ω	SOFR + 1.140%, FRN, 5.504%, 05/17/29		4,000	3,988,280
Sky Ltd.
	2.250%, 11/17/25	EUR	600	678,783
SSE PLC
	0.875%, 09/06/25	EUR	1,000	1,127,685
TOTAL UNITED KINGDOM				34,993,314
UNITED STATES — (39.6%)
3M Co.
	2.375%, 08/26/29		1,400	1,289,071
AbbVie, Inc.
	3.600%, 05/14/25		5,680	5,677,728
Accenture Capital, Inc.
	4.050%, 10/04/29		10,525	10,457,554
AES Corp.
	1.375%, 01/15/26		3,000	2,925,377
Aircastle Ltd.
	4.250%, 06/15/26		1,930	1,911,245
Ω	5.950%, 02/15/29		400	410,396
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Allstate Corp.
	5.050%, 06/24/29		600	$612,730
Ally Financial, Inc.
	5.800%, 05/01/25		1,935	1,935,000
	2.200%, 11/02/28		640	579,883
Altria Group, Inc.
	2.350%, 05/06/25		2,360	2,359,078
American Electric Power Co., Inc.
	2.300%, 03/01/30		200	179,087
American Express Co.
(r)	SOFR + 0.760%, FRN, 5.121%, 02/13/26		7,682	7,697,748
(r)	SOFR + 0.650%, FRN, 5.012%, 11/04/26		9,290	9,270,334
American Honda Finance Corp.
(r)	SOFR + 0.600%, FRN, 4.962%, 08/14/25		510	510,118
(r)	SOFR + 0.790%, FRN, 5.168%, 10/03/25		4,000	4,005,810
(r)	SOFR + 0.710%, FRN, 5.087%, 01/09/26		5,200	5,203,234
(r)	SOFR + 0.920%, FRN, 5.296%, 01/12/26		5,000	5,014,784
(r)	SOFR + 0.770%, FRN, 5.138%, 03/12/27		1,000	997,973
(r)	SOFR + 0.720%, FRN, 5.098%, 10/22/27		2,190	2,176,904
	4.900%, 03/13/29		170	172,498
	4.400%, 09/05/29		400	398,072
American National Group, Inc.
	5.750%, 10/01/29		400	406,521
American Tower Corp.
	4.000%, 06/01/25		700	699,275
	1.300%, 09/15/25		580	572,530
	5.200%, 02/15/29		7,000	7,158,876
	0.875%, 05/21/29	EUR	250	260,406
	3.800%, 08/15/29		360	348,016
	2.900%, 01/15/30		400	370,465
American Water Capital Corp.
	3.450%, 06/01/29		326	314,312

131

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Amgen, Inc.
	3.125%, 05/01/25	347	$347,000
	Appalachian Power Co.
	3.400%, 06/01/25	2,835	2,829,638
ARES Capital Corp.
	3.250%, 07/15/25	7,426	7,401,999
	2.875%, 06/15/28	210	194,963
	5.875%, 03/01/29	2,100	2,114,255
	5.950%, 07/15/29	3,400	3,441,768
	Arrow Electronics, Inc.
	5.150%, 08/21/29	5,400	5,444,188
Autodesk, Inc.
	4.375%, 06/15/25	5,000	4,996,059
	2.850%, 01/15/30	400	372,907
	AvalonBay Communities, Inc.
	3.450%, 06/01/25	1,532	1,529,382
Aviation Capital Group LLC
Ω	4.125%, 08/01/25	7,150	7,130,507
Ω	5.375%, 07/15/29	930	938,760
	Bank of America Corp.
	3.875%, 08/01/25	140	139,756
	BlackRock Funding, Inc.
	4.700%, 03/14/29	400	408,742
	Boardwalk Pipelines LP
	5.950%, 06/01/26	1,033	1,046,378
Boeing Co.
	3.200%, 03/01/29	400	377,573
	2.950%, 02/01/30	200	183,507
	BorgWarner, Inc.
	4.950%, 08/15/29	400	402,027
Boston Properties LP
	4.500%, 12/01/28	400	394,142
	3.400%, 06/21/29	10,600	9,936,009
	Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.853%, 02/20/26	6,500	6,499,473
	Brunswick Corp.
#	5.850%, 03/18/29	4,600	4,660,230
	Bunge Ltd. Finance Corp.
	1.630%, 08/17/25	167	165,443
	Camden Property Trust
	3.150%, 07/01/29	800	756,627
	Capital One Financial Corp.
	3.750%, 03/09/27	5,000	4,934,833
	Carrier Global Corp.
	2.722%, 02/15/30	800	738,640
Caterpillar Financial Services Corp.
(r)	SOFR + 0.455%, FRN, 4.817%, 08/11/25	10,750	10,753,743
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
(r) SOFR + 0.460%, FRN, 4.824%, 02/27/26	4,700	$4,700,378
(r) SOFR + 0.690%, FRN, 5.067%, 10/16/26	2,000	2,006,888
Charles Schwab Corp.
(r) SOFR + 0.520%, FRN, 4.881%, 05/13/26	12,867	12,855,754
(r) SOFR + 1.050%, FRN, 5.418%, 03/03/27	4,094	4,113,692
Choice Hotels International, Inc.
3.700%, 12/01/29	800	750,111
Cigna Group
5.000%, 05/15/29	6,900	7,037,134
Citizens Financial Group, Inc.
2.500%, 02/06/30	400	357,525
CNH Industrial Capital LLC
3.950%, 05/23/25	2,610	2,608,698
CNO Financial Group, Inc.
5.250%, 05/30/25	2,600	2,599,847
5.250%, 05/30/29	3,740	3,742,801
Comcast Corp.
4.550%, 01/15/29	4,100	4,144,169
Conagra Brands, Inc.
4.600%, 11/01/25	730	729,379
ConocoPhillips Co.
4.700%, 01/15/30	600	605,295
Constellation Energy Generation LLC
3.250%, 06/01/25	11,272	11,249,945
COPT Defense Properties LP
2.250%, 03/15/26	3,400	3,317,220
Crown Castle, Inc.
2.900%, 03/15/27	8,000	7,760,496
4.900%, 09/01/29	800	801,935
CVS Health Corp.
3.875%, 07/20/25	6,500	6,482,949
5.400%, 06/01/29	2,800	2,872,369
5.125%, 02/21/30	800	809,817
Darden Restaurants, Inc.
4.550%, 10/15/29	2,000	1,986,798
Discover Bank
3.450%, 07/27/26	910	895,815
2.700%, 02/06/30	6,700	6,029,671
Discover Financial Services
# 4.500%, 01/30/26	578	576,089

132

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Dollar General Corp.
	3.500%, 04/03/30		1,300	$1,220,524
	Dollar Tree, Inc.
	4.000%, 05/15/25		6,543	6,539,345
	DTE Energy Co.
	1.050%, 06/01/25		6,200	6,178,354
	DXC Technology Co.
#	1.800%, 09/15/26		15,069	14,461,472
	Ecolab, Inc.
	2.625%, 07/08/25	EUR	330	373,809
	Elevance Health, Inc.
	5.150%, 06/15/29		400	410,043
Energy Transfer LP
	2.900%, 05/15/25		1,822	1,820,555
	4.150%, 09/15/29		200	194,027
	Enterprise Products Operating LLC
	3.125%, 07/31/29		800	762,254
	EPR Properties
	3.750%, 08/15/29		2,400	2,245,824
	Equinix, Inc.
	1.250%, 07/15/25		100	99,263
	ERAC USA Finance LLC
Ω	3.800%, 11/01/25		3,750	3,732,768
	ERP Operating LP
	3.375%, 06/01/25		10,000	9,987,202
	Estee Lauder Cos., Inc.
	2.375%, 12/01/29		3,400	3,100,457
	Eversource Energy
	4.250%, 04/01/29		400	395,173
	Exelon Corp.
	3.950%, 06/15/25		350	349,539
	Fiserv, Inc.
	3.500%, 07/01/29		800	762,466
Flex Ltd.
	3.750%, 02/01/26		7,612	7,543,675
	4.875%, 06/15/29		375	372,329
	FMC Corp.
	3.450%, 10/01/29		1,950	1,793,549
	Fortive Corp.
	3.700%, 08/15/29	EUR	1,100	1,276,018
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	998,366
	GATX Corp.
	3.850%, 03/30/27		850	838,100
	General Electric Co., TSFR3M + 0.642%, FRN
(r)	4.945%, 05/05/26		1,400	1,397,564
	General Mills, Inc.
	4.875%, 01/30/30		200	202,229
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	General Motors Co.
	6.125%, 10/01/25	1,376	$1,381,150
General Motors Financial Co., Inc.
	2.750%, 06/20/25	6,220	6,200,731
(r)	SOFR + 1.040%, FRN, 5.404%, 02/26/27	3,000	2,968,175
(r)	SOFR + 1.350%, FRN, 5.711%, 05/08/27	1,600	1,585,563
	5.800%, 01/07/29	320	326,601
	4.300%, 04/06/29	310	299,472
	4.900%, 10/06/29	310	304,843
	5.350%, 01/07/30	310	310,782
Global Payments, Inc.
	2.150%, 01/15/27	5,000	4,791,528
	3.200%, 08/15/29	2,120	1,973,849
	5.300%, 08/15/29	200	201,549
	GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29	2,685	2,682,388
	Goldman Sachs Group, Inc.
	3.750%, 05/22/25	7,300	7,295,446
	HCA, Inc.
	5.250%, 03/01/30	1,400	1,423,731
Healthcare Realty Holdings LP
	3.875%, 05/01/25	400	400,000
	3.100%, 02/15/30	200	183,614
	2.400%, 03/15/30	1,100	967,754
	Helmerich & Payne, Inc.
#Ω	4.850%, 12/01/29	130	122,824
Highwoods Realty LP
	4.200%, 04/15/29	5,522	5,265,694
	3.050%, 02/15/30	400	356,784
	Home Depot, Inc., SOFR + 0.330%, FRN
(r)	4.702%, 12/24/25	4,000	3,997,600
Host Hotels & Resorts LP
	4.000%, 06/15/25	5,069	5,061,615
	3.375%, 12/15/29	1,000	922,065
	HP, Inc.
	2.200%, 06/17/25	7,569	7,541,493
	HSBC USA, Inc., SOFR + 0.960%, FRN
(r)	5.329%, 03/04/27	1,844	1,851,938
Huntington Bancshares, Inc.
	4.000%, 05/15/25	110	109,939
#	2.550%, 02/04/30	200	180,478
	Hyatt Hotels Corp.
	5.250%, 06/30/29	6,400	6,420,095

133

DFA Short-Duration Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Illumina, Inc.
5.800%, 12/12/25	1,100	$1,107,422
Intel Corp.
3.700%, 07/29/25	228	227,407
4.000%, 08/05/29	730	707,351
Intercontinental Exchange, Inc.
3.750%, 12/01/25	1,000	995,940
International Business Machines Corp.
4.000%, 07/27/25	2,650	2,645,664
Jabil, Inc.
4.250%, 05/15/27	5,000	4,979,220
3.600%, 01/15/30	200	188,791
Jefferies Financial Group, Inc.
6.450%, 06/08/27	5,000	5,169,241
John Deere Capital Corp.
(r) SOFR + 0.570%, FRN, 4.937%, 03/03/26	600	601,044
(r) SOFR + 0.440%, FRN, 4.808%, 03/06/26	3,700	3,699,710
(r) SOFR + 0.790%, FRN, 5.156%, 06/08/26	9,784	9,821,179
(r) SOFR + 0.680%, FRN, 5.057%, 07/15/27	2,075	2,079,358
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r) 5.367%, 12/08/26	27,240	27,382,903
KeyBank NA
4.150%, 08/08/25	500	499,026
KeyCorp
2.550%, 10/01/29	6,100	5,533,375
Kimco Realty OP LLC
3.850%, 06/01/25	2,400	2,394,856
Kinder Morgan, Inc.
4.300%, 06/01/25	1,000	999,282
5.100%, 08/01/29	1,400	1,421,370
Lazard Group LLC
3.625%, 03/01/27	6,000	5,856,350
Lear Corp.
4.250%, 05/15/29	400	389,230
Legg Mason, Inc.
4.750%, 03/15/26	7,000	7,021,821
Lennar Corp.
4.750%, 05/30/25	3,900	3,899,423
LPL Holdings, Inc.
# 6.750%, 11/17/28	200	212,599
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Marathon Petroleum Corp.
	4.700%, 05/01/25		4,170	$4,170,000
	5.150%, 03/01/30		2,130	2,143,530
Markel Group, Inc.
	3.350%, 09/17/29		1,925	1,837,104
Mastercard, Inc.
(r)	SOFR + 0.440%, FRN, 4.813%, 03/15/28		1,550	1,546,436
	2.950%, 06/01/29		5,000	4,784,906
McDonald's Corp.
	3.375%, 05/26/25		148	147,847
	4.000%, 03/07/30	EUR	800	947,815
Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	2,547	2,853,689
Meta Platforms, Inc.
	4.300%, 08/15/29		200	201,841
Micron Technology, Inc.
	5.327%, 02/06/29		400	405,397
	4.663%, 02/15/30		3,000	2,952,984
Mondelez International, Inc.
	1.500%, 05/04/25		74	73,975
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.549%, 10/30/26		300	301,785
MPLX LP
	1.750%, 03/01/26		2,558	2,492,188
Nasdaq, Inc.
	0.875%, 02/13/30	EUR	900	923,895
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	3,400	3,901,263
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.700%, FRN, 5.061%, 05/07/25		14,302	14,302,690
	3.450%, 06/15/25		480	479,153
(r)	SOFR + 0.800%, FRN, 5.160%, 02/05/27		300	299,953
(r)	SOFR + 0.820%, FRN, 5.189%, 09/16/27		1,100	1,098,828
	5.150%, 06/15/29		71	72,931
Netflix, Inc.
	3.000%, 06/15/25	EUR	650	736,522
Ω	3.625%, 06/15/25		220	219,554

134

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc.
	4.450%, 06/20/25		120	$119,885
(r)	SOFR + 0.760%, FRN, 5.143%, 01/29/26		2,580	2,581,278
	4.900%, 03/15/29		400	405,160
	3.500%, 04/01/29		800	769,293
	2.750%, 11/01/29		450	416,755
NiSource, Inc.
	0.950%, 08/15/25		2,700	2,671,830
Norfolk Southern Corp.
	5.590%, 05/17/25		500	500,220
NOV, Inc.
#	3.600%, 12/01/29		200	188,576
Novartis Capital Corp.
	3.800%, 09/18/29		498	492,084
Nucor Corp.
	2.000%, 06/01/25		12,839	12,799,669
Oracle Corp.
	2.950%, 05/15/25		4,792	4,788,591
Ovintiv, Inc.
	5.650%, 05/15/25		9,550	9,546,431
	5.375%, 01/01/26		3,814	3,813,615
PayPal Holdings, Inc.
	1.650%, 06/01/25		1,507	1,502,822
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		341	340,298
Ω	1.200%, 11/15/25		4,000	3,919,126
Ω	4.450%, 01/29/26		1,572	1,566,899
PepsiCo, Inc.
(r)	SOFR + 0.400%, FRN, 4.761%, 02/13/26		1,506	1,508,277
	2.625%, 07/29/29		910	857,639
Philip Morris International, Inc.
	1.500%, 05/01/25		4,075	4,075,000
	4.875%, 02/13/29		600	609,659
	4.625%, 11/01/29		200	201,726
	5.625%, 11/17/29		1,600	1,676,898
Phillips 66 Co.
	3.150%, 12/15/29		800	748,795
Plains All American Pipeline LP/PAA Finance Corp.
#	3.550%, 12/15/29		8,400	7,946,835
Principal Financial Group, Inc.
	3.400%, 05/15/25		6,302	6,297,998
	3.700%, 05/15/29		600	581,208
Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	828	884,308
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Public Service Enterprise Group, Inc.
	0.800%, 08/15/25		100	$98,871
Public Storage Operating Co.
(r)	SOFR + 0.600%, FRN, 4.981%, 07/25/25		800	800,488
(r)	SOFR + 0.700%, FRN, 5.077%, 04/16/27		10,100	10,042,567
PVH Corp.
	4.625%, 07/10/25		7,789	7,792,282
Radian Group, Inc.
	6.200%, 05/15/29		1,411	1,456,571
Realty Income Corp.
	1.875%, 01/14/27	GBP	1,700	2,152,072
	3.200%, 01/15/27		10,000	9,781,971
	4.750%, 02/15/29		800	807,892
	3.100%, 12/15/29		3,388	3,173,075
Revvity, Inc.
	3.300%, 09/15/29		400	377,022
Roche Holdings, Inc.
(r)Ω	SOFR + 0.740%, FRN, 5.101%, 11/13/26		3,600	3,605,034
Ω	5.338%, 11/13/28		1,600	1,660,681
	1.930%, 12/13/28		3,000	2,783,512
Royalty Pharma PLC
	1.200%, 09/02/25		5,551	5,481,157
Ryder System, Inc.
	4.625%, 06/01/25		1,063	1,061,996
	4.300%, 06/15/27		2,140	2,128,165
Santander Holdings USA, Inc.
	3.450%, 06/02/25		3,500	3,493,759
	4.500%, 07/17/25		1,000	998,398
	3.244%, 10/05/26		6,000	5,871,952
Schlumberger Holdings Corp.
Ω	4.300%, 05/01/29		2,400	2,378,300
Sempra
	3.700%, 04/01/29		239	231,146
Shell Finance U.S., Inc.
	2.375%, 11/07/29		7,400	6,847,990
Shell International Finance BV
	3.875%, 11/13/28		6,000	5,965,110
Simon Property Group LP
	3.500%, 09/01/25		1,925	1,917,310
	2.450%, 09/13/29		6,200	5,709,750
State Street Corp.
(r)	SOFR + 0.845%, FRN, 5.207%, 08/03/26		5,500	5,499,697

135

DFA Short-Duration Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
(r) SOFR + 0.640%, FRN, 5.020%, 10/22/27	1,810	$1,803,303
Steel Dynamics, Inc.
2.400%, 06/15/25	2,400	2,392,239
Store Capital LLC
4.625%, 03/15/29	400	389,871
Stryker Corp.
1.150%, 06/15/25	651	648,074
Synchrony Financial
4.875%, 06/13/25	225	224,829
4.500%, 07/23/25	4,800	4,792,547
5.150%, 03/19/29	4,000	3,955,148
Tapestry, Inc.
5.100%, 03/11/30	1,000	1,003,934
Texas Instruments, Inc.
4.600%, 02/08/29	400	406,276
Timken Co.
4.500%, 12/15/28	400	397,970
T-Mobile USA, Inc.
2.400%, 03/15/29	2,700	2,495,233
Toyota Motor Credit Corp.
3.650%, 08/18/25	2,900	2,893,785
(r) SOFR + 0.890%, FRN, 5.254%, 05/18/26	5,030	5,045,545
(r) SOFR + 0.650%, FRN, 5.022%, 03/19/27	2,000	2,000,019
4.950%, 01/09/30	400	408,331
Truist Bank
4.050%, 11/03/25	5,000	4,982,245
Truist Financial Corp.
1.200%, 08/05/25	160	158,551
UDR, Inc.
3.200%, 01/15/30	400	375,820
UnitedHealth Group, Inc.
(r) SOFR + 0.500%, FRN, 4.876%, 07/15/26	4,332	4,327,243
2.875%, 08/15/29	3,300	3,124,232
4.800%, 01/15/30	400	406,744
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	10,789	10,635,781
Valero Energy Corp.
5.150%, 02/15/30	600	606,352
Ventas Realty LP
4.125%, 01/15/26	2,000	1,987,897
4.400%, 01/15/29	2,900	2,875,807
3.000%, 01/15/30	400	371,287
Verizon Communications, Inc.
3.875%, 02/08/29	400	393,479
4.016%, 12/03/29	800	785,515
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Viatris, Inc.
	1.650%, 06/22/25		700	$695,686
	VMware LLC
	1.400%, 08/15/26		1,760	1,689,351
	Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.812%, 04/28/27		2,000	2,002,980
	Waste Management, Inc.
Ω	3.875%, 01/15/29		445	438,023
Wells Fargo & Co.
	1.625%, 06/02/25	EUR	4,000	4,527,822
	2.000%, 07/28/25	GBP	342	451,853
	4.150%, 01/24/29		171	169,306
Wells Fargo Bank NA
	5.550%, 08/01/25		3,128	3,133,105
(r)	SOFR + 1.060%, FRN, 5.421%, 08/07/26		500	501,740
(r)	SOFR + 1.070%, FRN, 5.439%, 12/11/26		2,600	2,614,820
	Welltower OP LLC
	4.000%, 06/01/25		1,000	999,445
	Western Union Co.
#	1.350%, 03/15/26		11,347	10,995,951
	Westlake Corp.
	1.625%, 07/17/29	EUR	487	517,636
	Williams Cos., Inc.
	4.000%, 09/15/25		1,500	1,494,945
	Wisconsin Power & Light Co.
	3.000%, 07/01/29		1,200	1,130,048
	Zimmer Biomet Holdings, Inc.
	5.050%, 02/19/30		200	203,221
	TOTAL UNITED STATES			763,379,435
	TOTAL BONDS			1,540,984,767
U.S. TREASURY OBLIGATIONS — (4.8%)
	U.S. Treasury Inflation-Indexed Bonds
	2.000%, 01/15/26		16,074	16,214,204
	U.S. Treasury Inflation-Indexed Notes
	0.125%, 04/15/26		4,258	4,230,701
U.S. Treasury Notes
(r)	3M USTMMR + 0.125%, FRN, 4.370%, 07/31/25		2,000	2,000,035

136

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

(r)	3M USTMMR + 0.170%, FRN, 4.415%, 10/31/25	21,500	$21,507,472
(r)	3M USTMMR + 0.245%, FRN, 4.490%, 01/31/26	32,000	32,037,325
(r)	3M USTMMR + 0.160%, FRN, 4.405%, 04/30/27	16,000	16,004,339
TOTAL U.S. TREASURY OBLIGATIONS			91,994,076
COMMERCIAL PAPER — (11.4%)
AUSTRALIA — (0.1%)
Glencore Funding LLC
Ω	4.612%, 07/10/25	2,250	2,229,744
CANADA — (1.2%)
Canadian Natural Resources Ltd.
Ω	5.135%, 05/07/25	3,000	2,997,241
Ω	5.241%, 05/13/25	2,000	1,996,580
Magna International, Inc.
Ω	4.674%, 07/03/25	1,000	991,731
PSP Capital, Inc.
Ω	4.410%, 05/05/25	2,500	2,498,501
Ω	4.423%, 05/21/25	2,500	2,493,755
TELUS Corp.
Ω	5.060%, 06/09/25	250	248,703
Ω	5.062%, 06/11/25	2,500	2,486,379
Ω	5.064%, 06/18/25	1,000	993,647
Ω	4.861%, 07/07/25	7,000	6,938,349
Ω	4.705%, 07/11/25	2,000	1,981,344
TOTAL CANADA			23,626,230
FRANCE — (1.1%)
Caisse des Depots et Consignations
Ω	4.459%, 06/12/25	8,000	7,958,405
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.447%, 05/13/25	4,000	3,993,756
Ω	4.453%, 06/16/25	3,500	3,480,169
Ω	4.485%, 06/18/25	3,000	2,982,278
Ω	4.503%, 07/21/25	1,500	1,485,172
TOTAL FRANCE			19,899,780
GERMANY — (0.3%)
Erste Abwicklungsanstalt
Ω	4.438%, 05/22/25	4,000	3,989,411
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
VW Credit, Inc.
Ω	4.666%, 05/27/25	1,500	$1,494,758
TOTAL GERMANY			5,484,169
ITALY — (0.3%)
Intesa Sanpaolo Funding LLC
	4.869%, 07/14/25	6,000	5,940,313
JAPAN — (0.5%)
MUFG Bank Ltd.
	4.506%, 05/05/25	6,000	5,996,391
	4.511%, 05/06/25	2,250	2,248,377
TOTAL JAPAN			8,244,768
NORWAY — (0.2%)
DNB Bank ASA
Ω	4.481%, 07/18/25	4,000	3,961,986
SINGAPORE — (0.5%)
DBS Bank Ltd.
Ω	4.449%, 05/15/25	10,000	9,981,971
UNITED KINGDOM — (0.5%)
BAT International Finance PLC
Ω	4.812%, 05/05/25	3,000	2,998,091
Ω	4.813%, 05/07/25	6,500	6,494,199
Ω	4.752%, 08/25/25	500	492,477
TOTAL UNITED KINGDOM			9,984,767
UNITED STATES — (6.7%)
American Electric Power Co., Inc.
Ω	4.645%, 05/05/25	7,000	6,995,546
Ω	4.703%, 05/06/25	1,500	1,498,854
Aon Corp.
Ω	4.648%, 05/19/25	10,000	9,975,871
Ω	4.653%, 07/09/25	7,500	7,432,868
BP Capital Markets PLC
Ω	4.596%, 06/26/25	7,000	6,950,602
Broadcom, Inc.
Ω	4.829%, 06/24/25	2,000	1,985,720
Conagra Brands, Inc.
Ω	4.988%, 05/09/25	8,000	7,990,582
Ω	5.151%, 05/29/25	4,500	4,482,390
Constellation Brands, Inc.
Ω	4.945%, 05/13/25	6,000	5,989,550
CRH America Finance, Inc.
Ω	4.852%, 07/24/25	250	247,244

137

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Crown Castle, Inc.
Ω	4.880%, 05/01/25	3,000	$2,999,598
Dow Chemical Co.
	4.675%, 05/07/25	3,000	2,997,305
	4.798%, 06/06/25	2,000	1,990,339
eBay, Inc.
Ω	4.699%, 06/23/25	1,250	1,241,274
Enbridge U.S., Inc.
Ω	4.806%, 05/20/25	3,000	2,992,275
Entergy Corp.
Ω	4.690%, 06/25/25	1,000	992,747
Eversource Energy
Ω	4.890%, 05/22/25	3,000	2,991,488
Ω	4.911%, 05/29/25	3,000	2,988,366
General Motors Financial Co., Inc.
Ω	4.631%, 05/01/25	1,000	999,872
Honeywell International, Inc.
Ω	4.607%, 08/19/25	2,750	2,713,552
Jabil, Inc.
Ω	5.021%, 05/02/25	5,000	4,998,572
L3Harris Technologies, Inc.
Ω	4.802%, 06/03/25	6,000	5,973,593
Marriott International, Inc.
Ω	4.797%, 05/21/25	5,250	5,235,488
Mosaic Co.
Ω	4.834%, 05/15/25	4,000	3,992,276
Ω	4.896%, 06/24/25	3,500	3,475,011
NextEra Energy Capital Holdings, Inc.
Ω	4.741%, 06/10/25	7,750	7,708,781
Northrop Grumman Corp.
	4.686%, 06/12/25	4,500	4,475,006
Parker-Hannifin Corp.
Ω	4.595%, 05/07/25	3,500	3,496,876
Ω	4.667%, 06/06/25	2,500	2,488,026
RTX Corp.
Ω	4.834%, 05/21/25	3,000	2,991,588
Ω	4.792%, 05/28/25	3,000	2,989,071
Stanley Black & Decker, Inc.
Ω	4.911%, 06/24/25	2,500	2,482,278
Ω	4.857%, 06/25/25	2,750	2,730,151
TOTAL UNITED STATES			129,492,760
TOTAL COMMERCIAL PAPER (Cost $218,869,996)			218,846,488
			Face Amount^	Value†
			(000)
FOREIGN SOVEREIGN OBLIGATIONS — (2.8%)
CANADA — (1.2%)
Ontario Treasury Bills
∞	3.104%, 05/07/25	CAD	2,500	$1,812,491
∞	2.923%, 05/14/25	CAD	7,000	5,072,385
∞	2.694%, 07/30/25	CAD	4,000	2,881,996
	2.863%, 06/04/25	CAD	4,845	3,505,298
Quebec Treasury Bills
∞	3.650%, 05/02/25	CAD	3,000	2,175,794
∞	3.013%, 05/09/25	CAD	1,700	1,232,309
	2.826%, 05/16/25	CAD	9,000	6,520,593
TOTAL CANADA				23,200,866
SINGAPORE — (1.6%)
Monetary Authority of Singapore Bills
∞	2.139%, 05/08/25	SGD	13,600	10,407,754
∞	2.314%, 05/16/25	SGD	27,000	20,651,312
TOTAL SINGAPORE				31,059,066
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				54,259,932
TOTAL INVESTMENT SECURITIES (Cost $1,900,734,997)				1,906,085,263

		Shares
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	1,725,670	19,957,369
TOTAL INVESTMENTS — (100.0%)
(Cost $1,920,692,878)			$1,926,042,632

138

DFA Short-Duration Real Return Portfolio
CONTINUED
As of April 30, 2025, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	24,989,865	USD	17,945,860	Citibank, N.A.	05/09/25	$188,379
CAD	29,001,783	USD	20,434,508	Citibank, N.A.	05/13/25	615,207
CAD	7,302,885	USD	5,094,344	Societe Generale	05/13/25	206,145
CAD	9,033,520	USD	6,275,601	State Street Bank and Trust	05/13/25	280,996
USD	32,504	GBP	24,363	Citibank, N.A.	06/09/25	31
CAD	12,999,034	USD	9,336,541	State Street Bank and Trust	06/13/25	112,957
CAD	10,031,382	USD	7,242,658	Societe Generale	06/16/25	50,664
USD	5,059,881	JPY	716,948,785	Citibank, N.A.	06/17/25	19,563
EUR	3,518,794	USD	3,813,532	HSBC Bank	06/17/25	183,248
EUR	5,375,915	USD	5,906,545	UBS AG	06/17/25	199,625
USD	319,103	EUR	279,489	Citibank, N.A.	07/01/25	1,366
USD	2,576,931	EUR	2,261,938	UBS AG	07/01/25	5,445
USD	10,325,628	EUR	9,068,213	State Street Bank and Trust	07/02/25	15,765
AUD	5,392,425	USD	3,439,682	Australia and New Zealand Bank	07/16/25	17,406
USD	16,536,434	EUR	14,423,342	UBS AG	07/24/25	115,369
Total Appreciation						$2,012,166
USD	33,940,417	CAD	48,306,276	Royal Bank of Canada	05/09/25	$(1,113,696)
USD	30,392,623	SGD	40,323,960	UBS AG	05/09/25	(487,737)
USD	49,513,260	CAD	70,554,033	Citibank, N.A.	05/13/25	(1,695,394)
CAD	13,161,392	USD	9,555,498	Citibank, N.A.	05/13/25	(2,860)
USD	6,288,267	CAD	8,875,272	Royal Bank of Canada	05/13/25	(153,473)
USD	2,122,603	CAD	3,002,878	State Street Bank and Trust	05/13/25	(56,909)
USD	1,318,130	GBP	1,031,349	Citibank, N.A.	06/09/25	(56,540)
USD	34,252,982	CAD	47,313,938	State Street Bank and Trust	06/13/25	(141,339)
USD	32,985,078	CAD	45,596,352	Citibank, N.A.	06/16/25	(165,774)
USD	3,564,577	EUR	3,247,188	Australia and New Zealand Bank	06/17/25	(123,703)
USD	6,600,921	EUR	6,058,777	Societe Generale	06/17/25	(280,869)
USD	23,921,376	EUR	21,903,105	State Street Bank and Trust	06/17/25	(957,007)
EUR	1,295,858	USD	1,476,633	State Street Bank and Trust	06/17/25	(4,748)
USD	7,689,427	EUR	7,088,493	UBS AG	06/17/25	(361,954)
USD	1,624,238	GBP	1,255,716	Citibank, N.A.	06/27/25	(49,620)
USD	15,002,926	EUR	13,798,081	State Street Bank and Trust	07/01/25	(683,435)
USD	1,327,965	EUR	1,217,604	HSBC Bank	07/02/25	(56,357)
USD	1,063,640	EUR	979,775	State Street Bank and Trust	07/02/25	(50,289)
USD	13,127,515	EUR	12,107,752	UBS AG	07/02/25	(638,070)
USD	40,849,898	AUD	64,133,905	Societe Generale	07/16/25	(266,409)
USD	34,473,865	AUD	53,945,236	UBS AG	07/28/25	(115,694)
Total (Depreciation)						$(7,461,877)
Total Appreciation (Depreciation)						$(5,449,711)
As of April 30, 2025, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	25,000,000	01/08/26	—	—	$246,154	$246,154
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	5,133,165	5,133,165

139

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CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.339%	Fixed	CPI	Maturity	USD	55,000,000	10/25/25	—	—	$573,729	$573,729
Bank of America Corp.	2.318%	Fixed	CPI	Maturity	USD	60,000,000	06/28/25	—	—	36,769	36,769
Bank of America Corp.	2.013%	Fixed	CPI	Maturity	USD	60,000,000	10/01/25	—	—	734,985	734,985
Citibank, N.A.	2.765%	Fixed	CPI	Maturity	USD	40,000,000	11/26/25	—	—	307,928	307,928
Citibank, N.A.	2.738%	Fixed	CPI	Maturity	USD	22,000,000	02/07/26	—	—	171,438	171,438
Citibank, N.A.	2.638%	Fixed	CPI	Maturity	USD	70,000,000	01/24/27	—	—	601,858	601,858
Citibank, N.A.	2.565%	Fixed	CPI	Maturity	USD	20,000,000	05/08/25	—	—	31,725	31,725
Citibank, N.A.	2.548%	Fixed	CPI	Maturity	USD	48,000,000	11/13/25	—	—	439,454	439,454
Citibank, N.A.	2.475%	Fixed	CPI	Maturity	USD	75,000,000	05/21/25	—	—	50,846	50,846
Citibank, N.A.	2.349%	Fixed	CPI	Maturity	USD	50,000,000	10/21/25	—	—	498,748	498,748
Citibank, N.A.	2.348%	Fixed	CPI	Maturity	USD	50,000,000	11/05/25	—	—	535,056	535,056
Citibank, N.A.	2.344%	Fixed	CPI	Maturity	USD	50,000,000	11/06/25	—	—	539,460	539,460
Citibank, N.A.	2.295%	Fixed	CPI	Maturity	USD	25,000,000	07/11/25	—	—	30,538	30,538
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	64,000,000	10/02/25	—	—	776,258	776,258
Citibank, N.A.	1.920%	Fixed	CPI	Maturity	USD	45,000,000	07/24/25	—	—	260,340	260,340
Citibank, N.A.	1.915%	Fixed	CPI	Maturity	USD	44,000,000	08/28/25	—	—	475,790	475,790
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	4,499,251	4,499,251
Deutsche Bank AG	3.959%	Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	2,233	2,233
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	1,244,860	1,244,860
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	1,080,479	1,080,479
Deutsche Bank AG	2.725%	Fixed	CPI	Maturity	USD	22,000,000	11/16/25	—	—	342,073	342,073
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	2,454,738	2,454,738
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	5,553,433	5,553,433
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	5,394,158	5,394,158
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	3,455,895	3,455,895
Deutsche Bank AG, London Branch	2.755%	Fixed	CPI	Maturity	USD	56,000,000	11/25/25	—	—	433,687	433,687
Deutsche Bank AG, London Branch	2.642%	Fixed	CPI	Maturity	USD	48,000,000	01/16/28	—	—	219,478	219,478
Deutsche Bank AG, London Branch	2.625%	Fixed	CPI	Maturity	USD	30,000,000	12/09/25	—	—	278,480	278,480
Deutsche Bank AG, London Branch	2.624%	Fixed	CPI	Maturity	USD	50,000,000	02/04/26	—	—	443,530	443,530
Deutsche Bank AG, London Branch	2.310%	Fixed	CPI	Maturity	USD	42,000,000	06/26/25	—	—	19,396	19,396
Deutsche Bank AG, London Branch	2.247%	Fixed	CPI	Maturity	USD	40,000,000	10/08/25	—	—	412,226	412,226
Deutsche Bank AG, London Branch	2.240%	Fixed	CPI	Maturity	USD	35,000,000	06/14/25	—	—	53,035	53,035
Deutsche Bank AG, London Branch	2.227%	Fixed	CPI	Maturity	USD	21,000,000	10/10/25	—	—	222,699	222,699
Deutsche Bank AG, London Branch	1.902%	Fixed	CPI	Maturity	USD	44,000,000	09/05/25	—	—	523,692	523,692

140

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG, London Branch	1.740%	Fixed	CPI	Maturity	USD	30,000,000	08/07/25	—	—	$272,303	$272,303
Morgan Stanley and Co. International	2.979%	Fixed	CPI	Maturity	USD	24,000,000	03/06/26	—	—	119,070	119,070
Morgan Stanley and Co. International	2.970%	Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	223,347	223,347
Morgan Stanley and Co. International	2.925%	Fixed	CPI	Maturity	USD	34,000,000	03/04/26	—	—	190,852	190,852
Morgan Stanley and Co. International	2.713%	Fixed	CPI	Maturity	USD	27,000,000	02/21/28	—	—	44,905	44,905
Morgan Stanley and Co. International	2.602%	Fixed	CPI	Maturity	USD	27,000,000	01/29/26	—	—	247,253	247,253
Morgan Stanley and Co. International	2.580%	Fixed	CPI	Maturity	USD	25,000,000	12/19/25	—	—	241,791	241,791
Morgan Stanley and Co. International	2.575%	Fixed	CPI	Maturity	USD	55,000,000	03/24/28	—	—	161,213	161,213
Morgan Stanley and Co. International	2.564%	Fixed	CPI	Maturity	USD	39,000,000	03/12/28	—	—	179,696	179,696
Morgan Stanley and Co. International	1.907%	Fixed	CPI	Maturity	USD	45,000,000	07/31/25	—	—	286,555	286,555
Total Appreciation										$40,044,569	$40,044,569
Bank of America Corp.	2.419%	Fixed	CPI	Maturity	USD	64,000,000	06/10/25	—	—	(30,260)	(30,260)
Citibank, N.A.	2.490%	Fixed	CPI	Maturity	USD	40,000,000	05/29/25	—	—	(23,049)	(23,049)
Total (Depreciation)										$(53,309)	$(53,309)
Total Appreciation (Depreciation)										$39,991,260	$39,991,260
*
As of April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $5,378,878 in connection with open inflation swap contracts.
As of April 30, 2025, the value of Rule 144A securities amounted to $409,365,518 or 20.9% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$124,604,264	—	$124,604,264
Belgium	—	3,296,386	—	3,296,386
Canada	—	133,201,581	—	133,201,581

141

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CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Czech Republic	—	$161,332	—	$161,332
Denmark	—	2,636,046	—	2,636,046
Finland	—	5,398,074	—	5,398,074
France	—	26,403,616	—	26,403,616
Germany	—	62,514,343	—	62,514,343
Ireland	—	13,010,458	—	13,010,458
Italy	—	11,240,520	—	11,240,520
Japan	—	34,515,246	—	34,515,246
Luxembourg	—	3,966,596	—	3,966,596
Netherlands	—	43,192,737	—	43,192,737
Norway	—	23,890,578	—	23,890,578
Singapore	—	19,972,666	—	19,972,666
Spain	—	5,998,444	—	5,998,444
Supranational Organization Obligations	—	185,686,215	—	185,686,215
Sweden	—	30,577,537	—	30,577,537
Switzerland	—	12,345,379	—	12,345,379
United Kingdom	—	34,993,314	—	34,993,314
United States	—	763,379,435	—	763,379,435
U.S. Treasury Obligations	—	91,994,076	—	91,994,076
Commercial Paper	—	218,846,488	—	218,846,488
Foreign Sovereign Obligations	—	54,259,932	—	54,259,932
Securities Lending Collateral	—	19,957,369	—	19,957,369
Total Investments in Securities	—	$1,926,042,632	—	$1,926,042,632
Financial Instruments
Assets
Forward Currency Contracts**	—	2,012,166	—	2,012,166
Swap Agreements**	—	40,044,569	—	40,044,569
Liabilities
Forward Currency Contracts**	—	(7,461,877)	—	(7,461,877)
Swap Agreements**	—	(53,309)	—	(53,309)
Total Financial Instruments	—	$34,541,549	—	$34,541,549
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
142

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.8%)
Government National Mortgage Association, TBA
	6.000%, 05/20/54 TBA		3,908	$3,952,423
Uniform Mortgage-Backed Security, TBA
	2.500%, 05/01/54 TBA		7,637	6,347,651
	6.000%, 05/01/54 TBA		4,483	4,547,605
	6.500%, 05/01/54 TBA		4,259	4,385,789
	2.000%, 05/01/55 TBA		7,989	6,334,951
TOTAL AGENCY OBLIGATIONS				25,568,419
BONDS — (82.7%)
AUSTRALIA — (7.2%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,500	1,563,437
Australia & New Zealand Banking Group Ltd., 3M Euribor + 0.400%, FRN
(r)	2.929%, 05/21/27	EUR	1,100	1,245,821
FMG Resources August 2006 Pty. Ltd.
Ω	4.500%, 09/15/27		1,150	1,121,795
Ω	4.375%, 04/01/31		200	181,006
Glencore Funding LLC
Ω	2.850%, 04/27/31		500	444,596
National Australia Bank Ltd.
#Ω	4.951%, 01/10/34		1,000	1,008,869
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	5,860	3,129,659
	4.250%, 02/20/36	AUD	1,600	964,259
	3.500%, 11/20/37	AUD	2,000	1,087,962
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	1,700	889,170
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	1,200	645,859
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	900	565,311
	2.250%, 09/15/33	AUD	2,100	1,115,618
	2.250%, 11/20/34	AUD	1,990	1,015,078
	2.000%, 09/17/35	AUD	2,100	1,015,512
		Face Amount^	Value†
		(000)

AUSTRALIA — (Continued)
4.750%, 09/15/36	AUD	2,050	$1,269,335
Westpac Banking Corp.
(r) 3M Swap + 0.930%, FRN, 5.045%, 09/19/28	AUD	900	578,605
(r) SOFR + 0.810%, FRN, 5.187%, 04/16/29		3,000	3,009,038
TOTAL AUSTRALIA			20,850,930
CANADA — (9.9%)
Bank of Nova Scotia
2.450%, 02/02/32		195	167,313
Brookfield Finance, Inc.
4.850%, 03/29/29		600	603,232
Canada Government Bonds
3.750%, 05/01/25	CAD	1,700	1,233,308
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	453,429
CI Financial Corp.
3.200%, 12/17/30		1,500	1,308,957
City of Montreal
4.250%, 12/01/32	CAD	200	151,581
4.250%, 09/01/33	CAD	200	150,747
CPPIB Capital, Inc.
3.950%, 06/02/32	CAD	3,600	2,714,310
4.750%, 06/02/33	CAD	3,300	2,603,807
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	490,321
Province of British Columbia
3.550%, 06/18/33	CAD	1,100	799,666
4.150%, 06/18/34	CAD	1,400	1,052,986
Province of Manitoba
3.800%, 06/02/33	CAD	5,200	3,839,083
5.700%, 03/05/37	CAD	1,000	835,616
Province of Ontario
3.750%, 06/02/32	CAD	1,800	1,340,873
3.650%, 06/02/33	CAD	1,000	733,295
4.150%, 06/02/34	CAD	2,000	1,507,109
4.700%, 06/02/37	CAD	1,400	1,085,858
Province of Quebec
6.250%, 06/01/32	CAD	1,400	1,196,621
3.250%, 09/01/32	CAD	4,100	2,951,578
4.450%, 09/01/34	CAD	300	230,362
PSP Capital, Inc.
4.150%, 06/01/33	CAD	700	530,240

143

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	Rio Tinto Alcan, Inc.
	5.750%, 06/01/35		1,000	$1,063,128
	Toronto-Dominion Bank
	3.129%, 08/03/32	EUR	500	553,522
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		1,200	1,126,617
	TOTAL CANADA			28,723,559
FINLAND — (0.2%)
Nokia OYJ
	6.625%, 05/15/39		682	684,966
FRANCE — (6.5%)
	Agence France Locale
	3.125%, 03/20/34	EUR	100	113,186
Banque Federative du Credit Mutuel SA
	1.250%, 06/03/30	EUR	1,300	1,328,344
	0.625%, 02/21/31	EUR	600	579,105
BNP Paribas SA
	1.375%, 05/28/29	EUR	500	530,174
	1.250%, 07/13/31	GBP	400	420,312
	BPCE SA
#Ω	2.700%, 10/01/29		1,500	1,381,655
	Bpifrance SACA
	3.375%, 05/25/34	EUR	1,200	1,377,732
	Electricite de France SA
	6.125%, 06/02/34	GBP	300	410,097
	French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	5,650	4,941,152
	Holding d'Infrastructures de Transport SASU
	1.625%, 09/18/29	EUR	1,100	1,171,232
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,260,441
	La Poste SA
	1.375%, 04/21/32	EUR	1,100	1,109,639
	SNCF Reseau
	1.875%, 03/30/34	EUR	800	807,256
	Societe Des Grands Projets EPIC
	1.125%, 05/25/34	EUR	1,100	1,045,877
	Societe Generale SA
	0.875%, 09/24/29	EUR	1,000	1,022,097
	UNEDIC ASSEO
	0.500%, 05/25/36	EUR	100	84,112
	WEA Finance LLC
Ω	3.500%, 06/15/29		1,400	1,328,558
	TOTAL FRANCE			18,910,969
			Face Amount^	Value†
			(000)

GERMANY — (1.2%)
	Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		450	$432,781
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	357,064
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		750	633,754
	Siemens Financieringsmaatschappij NV
	3.375%, 02/22/37	EUR	200	222,071
	Volkswagen Financial Services AG
	0.375%, 02/12/30	EUR	900	883,220
	Wintershall Dea Finance BV
	1.823%, 09/25/31	EUR	1,000	980,661
	TOTAL GERMANY			3,509,551
HONG KONG — (0.3%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		1,000	921,005
ITALY — (0.5%)
	Intesa Sanpaolo SpA
	2.500%, 01/15/30	GBP	400	474,850
	UniCredit SpA
	1.625%, 01/18/32	EUR	1,000	1,010,503
	TOTAL ITALY			1,485,353
JAPAN — (9.2%)
Japan Government Ten Year Bonds
	0.200%, 03/20/32	JPY	140,000	928,849
	0.200%, 09/20/32	JPY	420,000	2,765,749
	0.500%, 12/20/32	JPY	330,000	2,215,417
	0.400%, 06/20/33	JPY	90,000	595,531
	Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	120,000	924,373
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	261,000	1,873,147
	1.400%, 09/20/34	JPY	350,000	2,478,983
	1.200%, 09/20/35	JPY	394,000	2,707,462
	0.400%, 03/20/36	JPY	370,000	2,316,498
	0.600%, 09/20/37	JPY	20,000	123,971
	0.600%, 12/20/37	JPY	349,000	2,151,337
	0.500%, 12/20/41	JPY	207,600	1,137,778

144

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	Mitsubishi UFJ Financial Group, Inc.
	3.556%, 06/15/32	EUR	1,480	$1,703,510
Mizuho Financial Group, Inc.
	0.693%, 10/07/30	EUR	600	595,815
	2.096%, 04/08/32	EUR	400	413,828
	Nissan Motor Co. Ltd.
#Ω	4.810%, 09/17/30		1,250	1,155,094
	Nomura Holdings, Inc.
	2.608%, 07/14/31		1,000	866,818
	ORIX Corp.
	3.447%, 10/22/31	EUR	1,000	1,124,576
	Sumitomo Mitsui Financial Group, Inc.
	2.222%, 09/17/31		1,000	858,758
	TOTAL JAPAN			26,937,494
LUXEMBOURG — (0.6%)
	ArcelorMittal SA
	3.500%, 12/13/31	EUR	200	222,937
	JAB Holdings BV
	5.000%, 06/12/33	EUR	300	362,254
	SELP Finance SARL
	3.750%, 01/16/32	EUR	1,000	1,132,169
	TOTAL LUXEMBOURG			1,717,360
NETHERLANDS — (0.4%)
TenneT Holding BV
	2.375%, 05/17/33	EUR	1,000	1,100,735
NEW ZEALAND — (0.5%)
New Zealand Government Bonds
	4.250%, 05/15/34	NZD	350	206,316
	2.750%, 04/15/37	NZD	2,750	1,348,568
	TOTAL NEW ZEALAND			1,554,884
NORWAY — (0.6%)
Aker BP ASA
Ω	4.000%, 01/15/31		300	279,696
	4.000%, 05/29/32	EUR	900	1,023,876
	Equinor ASA
	1.625%, 11/09/36	EUR	500	467,441
	TOTAL NORWAY			1,771,013
SPAIN — (0.5%)
	Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	900	984,624
			Face Amount^	Value†
			(000)

SPAIN — (Continued)
	Telefonica Emisiones SA
	3.724%, 01/23/34	EUR	400	$451,721
	TOTAL SPAIN			1,436,345
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.4%)
International Finance Corp.
	1.500%, 04/15/35	AUD	2,500	1,186,619
SWEDEN — (0.1%)
Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	200	203,643
SWITZERLAND — (0.7%)
UBS Group AG
	0.875%, 11/03/31	EUR	1,870	1,819,079
	0.625%, 02/24/33	EUR	200	182,714
	TOTAL SWITZERLAND			2,001,793
UNITED KINGDOM — (3.0%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		200	170,002
Ω	5.500%, 08/11/32		1,000	991,599
	Barclays PLC
	3.250%, 01/17/33	GBP	600	675,470
BAT International Finance PLC
	2.250%, 01/16/30	EUR	500	544,097
	4.125%, 04/12/32	EUR	200	231,284
	BP Capital Markets PLC
	1.231%, 05/08/31	EUR	2,300	2,324,078
	Imperial Brands Finance PLC
	3.875%, 02/12/34	EUR	1,200	1,327,364
	LCR Finance PLC
	4.500%, 12/07/38	GBP	65	82,771
	National Gas Transmission PLC
	1.125%, 01/14/33	GBP	656	639,653
	National Grid Electricity Distribution West Midlands PLC
	5.750%, 04/16/32	GBP	300	409,113
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	1,250	1,303,215
	Vodafone Group PLC
	6.150%, 02/27/37		71	75,074
	TOTAL UNITED KINGDOM			8,773,720

145

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (40.9%)
	7-Eleven, Inc.
Ω	1.800%, 02/10/31		300	$249,486
	Accenture Capital, Inc.
	4.500%, 10/04/34		2,300	2,216,813
Advance Auto Parts, Inc.
	3.900%, 04/15/30		150	134,934
#	3.500%, 03/15/32		270	225,641
	Allstate Corp.
	5.950%, 04/01/36		1,400	1,481,633
	Ally Financial, Inc.
	8.000%, 11/01/31		300	332,220
	Altria Group, Inc.
	3.400%, 05/06/30		200	188,076
	American Assets Trust LP
	3.375%, 02/01/31		1,000	872,752
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	484,006
	ARES Capital Corp.
	3.200%, 11/15/31		800	681,668
	Ashland, Inc.
Ω	3.375%, 09/01/31		400	347,064
	Assurant, Inc.
	2.650%, 01/15/32		1,000	841,414
	Assured Guaranty U.S. Holdings, Inc.
	3.150%, 06/15/31		1,000	909,575
	AT&T, Inc.
	3.500%, 06/01/41		1,400	1,074,941
AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,259,653
	3.850%, 03/01/32		500	449,432
	Bank of America Corp.
	5.875%, 02/07/42		1,350	1,391,854
	Bath & Body Works, Inc.
	5.250%, 02/01/28		600	596,485
	Berkshire Hathaway Finance Corp.
	2.375%, 06/19/39	GBP	600	549,386
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	410,000	2,655,075
	0.472%, 01/23/32	JPY	200,000	1,286,552
	1.585%, 04/16/40	JPY	100,000	614,553
	Black Hills Corp.
	2.500%, 06/15/30		800	713,719
BlackRock Funding, Inc.
	5.000%, 03/14/34		972	985,504
	4.900%, 01/08/35		1,600	1,603,017
	Block, Inc.
	3.500%, 06/01/31		1,500	1,338,845
	Blue Owl Finance LLC
	6.250%, 04/18/34		500	504,467
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	88,043
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Boeing Co.
	3.200%, 03/01/29		200	$188,787
	Boston Properties LP
	5.750%, 01/15/35		1,000	986,219
	BP Capital Markets PLC
	2.822%, 04/07/32	EUR	300	328,907
	Brixmor Operating Partnership LP
#	4.050%, 07/01/30		300	288,019
Broadcom, Inc.
Ω	2.600%, 02/15/33		1,000	843,255
Ω	3.187%, 11/15/36		150	122,409
	Broadstone Net Lease LLC
	2.600%, 09/15/31		1,504	1,267,015
	Brown & Brown, Inc.
	2.375%, 03/15/31		1,000	863,071
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	373	396,777
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	982,748
	Chevron USA, Inc.
	5.250%, 11/15/43		1,000	960,772
	Cigna Group
	4.800%, 08/15/38		800	743,047
	Cincinnati Financial Corp.
	6.125%, 11/01/34		721	757,446
	Cisco Systems, Inc.
	5.900%, 02/15/39		1,000	1,067,016
	Conagra Brands, Inc.
	5.300%, 11/01/38		200	189,327
	ConocoPhillips
	6.500%, 02/01/39		300	328,591
	Consolidated Edison Co. of New York, Inc.
	5.700%, 06/15/40		475	482,736
	CVS Health Corp.
	4.125%, 04/01/40		500	406,843
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		650	579,959
	Devon Energy Corp.
	5.600%, 07/15/41		1,000	878,678
	Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32		500	437,873
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	955,707
	Discover Bank
	4.650%, 09/13/28		200	199,655
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	256,817
	DPL, Inc.
	4.350%, 04/15/29		1,500	1,430,319

146

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	$858,153
DXC Technology Co.
	2.375%, 09/15/28		400	366,614
Elevance Health, Inc.
	4.625%, 05/15/42		500	433,498
Energy Transfer LP
	3.750%, 05/15/30		350	330,705
	6.500%, 02/01/42		1,000	990,926
EnerSys
Ω	4.375%, 12/15/27		1,000	969,832
EPR Properties
	4.950%, 04/15/28		500	494,170
	3.750%, 08/15/29		1,200	1,122,912
Equinix, Inc.
	2.150%, 07/15/30		300	265,365
Expedia Group, Inc.
	3.250%, 02/15/30		650	607,548
Experian Finance PLC
Ω	2.750%, 03/08/30		602	558,440
Exxon Mobil Corp.
	1.408%, 06/26/39	EUR	2,700	2,211,116
	4.227%, 03/19/40		2,900	2,565,894
F&G Annuities & Life, Inc.
	6.250%, 10/04/34		900	867,897
FedEx Corp.
Ω	3.250%, 05/15/41		1,200	827,495
Flowserve Corp.
	2.800%, 01/15/32		2,000	1,704,833
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		350	348,418
	7.122%, 11/07/33		600	604,238
Fox Corp.
	4.709%, 01/25/29		180	179,780
	5.476%, 01/25/39		500	480,106
GATX Corp.
	3.500%, 06/01/32		500	447,638
General Motors Financial Co., Inc.
	5.650%, 01/17/29		300	303,886
Gilead Sciences, Inc.
	5.650%, 12/01/41		1,000	999,385
GLP Capital LP/GLP Financing II, Inc.
	5.750%, 06/01/28		200	203,160
	4.000%, 01/15/30		200	188,526
Goldman Sachs Group, Inc.
	6.250%, 02/01/41		200	208,713
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		500	491,724
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	HAT Holdings I LLC/HAT Holdings II LLC
#Ω	3.750%, 09/15/30		600	$527,213
HCA, Inc.
	7.500%, 11/06/33		117	131,919
	4.375%, 03/15/42		1,000	814,057
	Hess Corp.
	5.600%, 02/15/41		500	492,928
	Home Depot, Inc.
	5.400%, 09/15/40		1,000	1,002,200
	HP, Inc.
	2.650%, 06/17/31		200	173,144
	Humana, Inc.
	3.125%, 08/15/29		150	140,122
	Huntsman International LLC
	2.950%, 06/15/31		1,000	823,937
	Hyatt Hotels Corp.
	4.375%, 09/15/28		1,000	984,743
	Indiana Michigan Power Co.
	6.050%, 03/15/37		500	527,266
Intel Corp.
	4.600%, 03/25/40		800	679,558
	5.625%, 02/10/43		700	645,751
	International Business Machines Corp.
	1.250%, 02/09/34	EUR	1,000	942,945
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		1,000	718,024
	Interstate Power & Light Co.
	5.700%, 10/15/33		1,595	1,642,456
	Invitation Homes Operating Partnership LP
	2.700%, 01/15/34		900	731,508
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,000	860,726
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	762,756
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		300	252,900
JPMorgan Chase & Co.
	6.400%, 05/15/38		500	548,787
	5.500%, 10/15/40		500	503,792
	Juniper Networks, Inc.
	2.000%, 12/10/30		1,200	1,030,468
	KB Home
#	4.000%, 06/15/31		1,500	1,351,839

147

DFA Global Core Plus Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Kemper Corp.
	3.800%, 02/23/32	1,000	$890,325
	Kilroy Realty LP
	2.500%, 11/15/32	1,600	1,238,099
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	100	108,076
	Kyndryl Holdings, Inc.
	4.100%, 10/15/41	1,775	1,338,046
	Las Vegas Sands Corp.
	6.200%, 08/15/34	500	489,941
	Lennar Corp.
	4.750%, 05/30/25	500	499,926
	Lincoln National Corp.
#	3.400%, 01/15/31	700	644,773
	Loews Corp.
	4.125%, 05/15/43	495	414,978
	LYB International Finance III LLC
	3.375%, 10/01/40	500	358,340
	Marriott International, Inc.
	2.750%, 10/15/33	100	82,664
	Mastercard, Inc.
#	4.550%, 01/15/35	800	781,447
	Meta Platforms, Inc.
	4.750%, 08/15/34	2,000	1,991,939
	MGM Resorts International
	4.625%, 09/01/26	350	347,081
	Micron Technology, Inc.
	3.366%, 11/01/41	500	355,064
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30	1,000	901,460
Ω	3.875%, 05/15/32	250	220,304
	Morgan Stanley
	6.375%, 07/24/42	900	966,322
	Motorola Solutions, Inc.
	2.300%, 11/15/30	200	176,203
	National Fuel Gas Co.
	2.950%, 03/01/31	1,000	885,496
	NewMarket Corp.
	2.700%, 03/18/31	1,000	880,186
	NIKE, Inc.
	3.250%, 03/27/40	2,000	1,547,518
	NOV, Inc.
#	3.600%, 12/01/29	400	377,152
	Novartis Capital Corp.
	4.200%, 09/18/34	1,400	1,338,060
	OneMain Finance Corp.
	7.125%, 03/15/26	450	453,935
	ONEOK, Inc.
	6.350%, 01/15/31	300	317,139
Oracle Corp.
	6.125%, 07/08/39	600	618,667
	3.600%, 04/01/40	875	682,007
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Ovintiv, Inc.
	8.125%, 09/15/30		400	$444,283
	Owens Corning
	3.500%, 02/15/30		1,500	1,416,408
Paramount Global
	4.950%, 01/15/31		200	193,489
	6.875%, 04/30/36		700	702,860
Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	800	776,151
	4.375%, 11/15/41		100	85,584
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	854,736
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	189,210
	3.800%, 09/15/30		50	47,126
	6.700%, 05/15/36		200	209,477
	6.650%, 01/15/37		500	525,728
	Primerica, Inc.
	2.800%, 11/19/31		1,000	870,622
	Principal Financial Group, Inc.
	6.050%, 10/15/36		147	157,291
	Progress Energy, Inc.
	7.000%, 10/30/31		290	320,627
	Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	500	472,287
Public Storage Operating Co.
	0.500%, 09/09/30	EUR	1,000	983,239
	0.875%, 01/24/32	EUR	200	190,599
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	238,692
	Ross Stores, Inc.
	1.875%, 04/15/31		99	83,973
	Royalty Pharma PLC
	2.200%, 09/02/30		150	130,139
	RTX Corp.
	4.500%, 06/01/42		500	434,305
	Sabra Health Care LP
	3.200%, 12/01/31		900	795,770
Seagate HDD Cayman
	4.091%, 06/01/29		400	379,683
	4.125%, 01/15/31		500	456,648
	Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	783,802
	Shell Finance U.S., Inc.
	4.550%, 08/12/43		2,500	2,166,636
	Steelcase, Inc.
	5.125%, 01/18/29		700	665,140

148

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Store Capital LLC
	4.625%, 03/15/29		900	$877,210
Tapestry, Inc.
#	3.050%, 03/15/32		300	259,556
Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		1,000	1,000,452
Thermo Fisher Scientific, Inc.
	5.404%, 08/10/43		200	196,036
Toll Brothers Finance Corp.
@	3.800%, 11/01/29		350	335,241
U.S. Cellular Corp.
	6.700%, 12/15/33		200	216,503
UnitedHealth Group, Inc.
	3.500%, 08/15/39		600	480,896
Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	550	619,205
Vontier Corp.
	2.400%, 04/01/28		400	372,120
	2.950%, 04/01/31		665	573,300
Walmart, Inc.
	5.250%, 09/28/35	GBP	26	35,501
	4.875%, 07/08/40		500	490,415
Walt Disney Co.
	3.500%, 05/13/40		500	405,126
Wells Fargo & Co.
	0.625%, 08/14/30	EUR	278	274,345
Welltower OP LLC
#	2.050%, 01/15/29		1,000	917,239
Western Digital Corp.
	2.850%, 02/01/29		1,200	1,094,984
Westlake Corp.
	1.625%, 07/17/29	EUR	500	531,454
WP Carey, Inc.
	4.250%, 07/23/32	EUR	300	349,498
XPLR Infrastructure Operating Partners LP
Ω	4.500%, 09/15/27		300	283,631
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		200	194,110
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	3.625%, 03/15/31	500	$450,964
TOTAL UNITED STATES			119,376,251
TOTAL BONDS			241,146,190
U.S. TREASURY OBLIGATIONS — (6.4%)
U.S. Treasury Inflation-Indexed Notes
	0.625%, 01/15/26	2,014	2,012,091
	0.125%, 04/15/27	3,503	3,453,523
	0.500%, 01/15/28	1,811	1,787,808
U.S. Treasury Notes
(r)	3M USTMMR + 0.245%, FRN, 4.490%, 01/31/26	1,000	1,001,166
(r)	3M USTMMR + 0.150%, FRN, 4.395%, 04/30/26	6,000	6,001,089
(r)	3M USTMMR + 0.182%, FRN, 4.427%, 07/31/26	3,000	3,002,239
(r)	3M USTMMR + 0.098%, FRN, 4.343%, 01/31/27	1,300	1,299,290
TOTAL U.S. TREASURY OBLIGATIONS			18,557,206
TOTAL INVESTMENT SECURITIES (Cost $294,059,147)			285,271,815

		Shares
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	540,439	6,250,174
TOTAL INVESTMENTS — (100.0%)
(Cost $300,309,362)			$291,521,989
As of April 30, 2025, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
JPY	1,173,828,206	USD	8,206,007	Societe Generale	05/02/25	$3,731

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Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	1,292,105	USD	813,832	Citibank, N.A.	05/12/25	$13,899
CAD	5,069,368	USD	3,589,282	Citibank, N.A.	05/13/25	90,103
EUR	700,720	USD	758,934	Royal Bank of Canada	05/14/25	35,309
JPY	198,315,065	USD	1,388,672	Citibank, N.A.	05/23/25	1,619
JPY	67,915,348	USD	475,684	HSBC Bank	05/23/25	438
USD	189,355	AUD	294,687	Citibank, N.A.	06/13/25	507
USD	5,458,800	JPY	773,298,208	Societe Generale	06/13/25	24,770
USD	1,441,490	EUR	1,260,729	State Street Bank and Trust	06/17/25	9,505
GBP	75,391	USD	96,349	Citibank, N.A.	06/20/25	4,143
EUR	139,409	USD	157,942	Citibank, N.A.	07/01/25	545
NZD	85,617	USD	49,507	Citibank, N.A.	07/03/25	1,448
NZD	52,816	USD	29,900	Royal Bank of Canada	07/03/25	1,533
CAD	2,800,000	USD	2,025,639	Citibank, N.A.	07/11/25	12,671
AUD	1,057,846	USD	675,532	Citibank, N.A.	07/11/25	2,612
AUD	331,441	USD	206,263	State Street Bank and Trust	07/11/25	6,211
Total Appreciation						$209,044
USD	7,885,864	JPY	1,173,828,206	Australia and New Zealand Bank	05/02/25	$(323,873)
USD	268,395	CAD	371,969	Citibank, N.A.	05/08/25	(1,516)
USD	6,313,985	CAD	8,946,274	Societe Generale	05/08/25	(177,681)
USD	6,303,280	AUD	10,030,313	Societe Generale	05/12/25	(122,205)
USD	12,581,276	CAD	17,964,980	Citibank, N.A.	05/13/25	(457,843)
CAD	2,318,098	USD	1,683,229	Citibank, N.A.	05/13/25	(736)
USD	13,475,686	EUR	12,990,201	Citibank, N.A.	05/14/25	(1,248,279)
JPY	89,322,130	USD	628,144	Citibank, N.A.	05/23/25	(1,950)
USD	13,111,840	JPY	1,951,197,384	Societe Generale	05/23/25	(567,059)
USD	8,231,701	JPY	1,173,828,206	Societe Generale	05/30/25	(3,936)
USD	2,486,584	GBP	1,943,950	Citibank, N.A.	06/09/25	(104,479)
USD	2,060,399	AUD	3,299,536	UBS AG	06/13/25	(54,082)
USD	250,355	EUR	230,850	Citibank, N.A.	06/17/25	(11,853)
USD	3,467,347	EUR	3,174,174	State Street Bank and Trust	06/17/25	(138,000)
USD	3,431,806	EUR	3,148,015	UBS AG	06/17/25	(143,829)
USD	2,784,280	GBP	2,148,511	Citibank, N.A.	06/20/25	(79,577)
USD	14,474,598	EUR	13,301,844	State Street Bank and Trust	07/01/25	(647,615)
EUR	1,156,697	USD	1,320,619	State Street Bank and Trust	07/01/25	(5,627)
EUR	1,123,707	USD	1,291,403	State Street Bank and Trust	07/02/25	(13,834)
USD	13,421,153	EUR	12,383,297	UBS AG	07/02/25	(657,706)
USD	1,615,657	NZD	2,775,121	Citibank, N.A.	07/03/25	(35,951)
USD	10,415,857	CAD	14,586,226	Citibank, N.A.	07/11/25	(202,448)
USD	6,315,479	AUD	10,197,185	State Street Bank and Trust	07/11/25	(221,536)
Total (Depreciation)						$(5,221,615)
Total Appreciation (Depreciation)						$(5,012,571)
As of April 30, 2025, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	$434,812	$434,812
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,758,784	3,758,784

150

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	$239,079	$239,079
Bank of America Corp.	2.445%	Fixed	CPI	Maturity	USD	6,000,000	02/06/36	—	—	11,251	11,251
Bank of America Corp.	2.388%	Fixed	CPI	Maturity	USD	8,000,000	01/02/31	—	—	72,342	72,342
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	12,000,000	07/12/27	—	—	110,477	110,477
Deutsche Bank AG	2.833%	Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	219,411	219,411
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	284,377	284,377
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	396,517	396,517
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	596,695	596,695
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	380,326	380,326
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	309,853	309,853
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	511,437	511,437
Deutsche Bank AG, London Branch	2.344%	Fixed	CPI	Maturity	USD	9,000,000	08/27/36	—	—	79,261	79,261
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	35,417	35,417
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	47,991	47,991
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	190,718	190,718
Total Appreciation										$7,678,748	$7,678,748
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(145,983)	(145,983)
Bank of America Corp.	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	(72,330)	(72,330)
Bank of America Corp.	2.604%	Fixed	CPI	Maturity	USD	8,000,000	05/07/34	—	—	(122,953)	(122,953)
Bank of America Corp.	2.536%	Fixed	CPI	Maturity	USD	8,000,000	11/20/33	—	—	(58,639)	(58,639)
Citibank, N.A.	2.645%	Fixed	CPI	Maturity	USD	9,000,000	02/14/35	—	—	(164,059)	(164,059)
Deutsche Bank AG, London Branch	2.588%	Fixed	CPI	Maturity	USD	5,000,000	04/19/31	—	—	(29,351)	(29,351)
Deutsche Bank AG, London Branch	2.551%	Fixed	CPI	Maturity	USD	4,000,000	07/12/36	—	—	(55,867)	(55,867)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	(254,326)	(254,326)
Morgan Stanley and Co. International	2.665%	Fixed	CPI	Maturity	USD	8,000,000	11/08/35	—	—	(184,250)	(184,250)
Morgan Stanley and Co. International	2.605%	Fixed	CPI	Maturity	USD	9,000,000	10/17/30	—	—	(34,100)	(34,100)

151

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.474%	Fixed	CPI	Maturity	USD	8,000,000	12/18/33	—	—	$(13,081)	$(13,081)
Total (Depreciation)										$(1,134,939)	$(1,134,939)
Total Appreciation (Depreciation)										$6,543,809	$6,543,809
*
As of April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $4,501,688 in connection with open inflation swap contracts.
As of April 30, 2025, the value of Rule 144A securities amounted to $19,026,259 or 7.1% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$25,568,419	—	$25,568,419
Bonds
Australia	—	20,850,930	—	20,850,930
Canada	—	28,723,559	—	28,723,559
Finland	—	684,966	—	684,966
France	—	18,910,969	—	18,910,969
Germany	—	3,509,551	—	3,509,551
Hong Kong	—	921,005	—	921,005
Italy	—	1,485,353	—	1,485,353
Japan	—	26,937,494	—	26,937,494
Luxembourg	—	1,717,360	—	1,717,360
Netherlands	—	1,100,735	—	1,100,735
New Zealand	—	1,554,884	—	1,554,884
Norway	—	1,771,013	—	1,771,013
Spain	—	1,436,345	—	1,436,345
Supranational Organization Obligations	—	1,186,619	—	1,186,619
Sweden	—	203,643	—	203,643
Switzerland	—	2,001,793	—	2,001,793
United Kingdom	—	8,773,720	—	8,773,720
United States	—	119,376,251	—	119,376,251
U.S. Treasury Obligations	—	18,557,206	—	18,557,206
Securities Lending Collateral	—	6,250,174	—	6,250,174
Total Investments in Securities	—	$291,521,989	—	$291,521,989
Financial Instruments
Assets
Forward Currency Contracts**	—	209,044	—	209,044
Swap Agreements**	—	7,678,748	—	7,678,748

152

DFA Global Core Plus Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Liabilities
Forward Currency Contracts**	—	$(5,221,615)	—	$(5,221,615)
Swap Agreements**	—	(1,134,939)	—	(1,134,939)
Total Financial Instruments	—	$1,531,238	—	$1,531,238
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
153

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $6,575 and $241 of securities on loan, respectively)	$4,557,167	$4,424,580	$971,309	$9,181,375
Temporary Cash Investments at Value & Cost	241,225	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $3, $6,765 and $252, respectively)	—	3	6,765	252
Foreign Currencies at Value	1	23,134	4,180	581
Cash	—	118,876	6,440	430,004
Receivables:
Dividends and Interest	4,637	12,694	6,728	28,116
Securities Lending Income	—	—	1	—
Fund Shares Sold	3,287	1,328	209	4,491
Unrealized Gain on Forward Currency Contracts	—	3,268	1,137	16,565
Unrealized Gain on Foreign Currency Contracts	—	1	1	—
Prepaid Expenses and Other Assets	33	40	22	79
Total Assets	4,806,350	4,583,924	996,792	9,661,463
LIABILITIES:
Payables:
Due to Custodian	47	—	—	—
Upon Return of Securities Loaned	—	—	6,766	323
Investment Securities Purchased	227,761	82,559	3,919	290,307
Fund Shares Redeemed	3,725	2,408	539	5,653
Due to Advisor	377	516	113	1,377
Unrealized Loss on Forward Currency Contracts	—	26,158	5,584	81,579
Unrealized Loss on Foreign Currency Contracts	—	—	5	—
Accrued Expenses and Other Liabilities	411	314	38	515
Total Liabilities	232,321	111,955	16,964	379,754
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$4,574,029	$4,471,969	$979,828	$9,281,709
Institutional Class Shares — based on shares outstanding of 446,599,735, 453,578,209, 104,965,694 and 913,243,801, respectively, $0.01 Par Value (1)	$10.24	$9.86	$9.33	$10.16
(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000
Investment Securities at Cost	$4,556,980	$4,398,411	$969,346	$9,138,200
Foreign Currencies at Cost	$1	$23,087	$4,172	$578
NET ASSETS CONSIST OF:
Paid-In Capital	$4,651,337	$4,575,342	$1,098,323	$10,279,925
Total Distributable Earnings (Loss)	(77,308)	(103,373)	(118,495)	(998,216)
NET ASSETS	$4,574,029	$4,471,969	$979,828	$9,281,709

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
154

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $48,069 of securities on loan, respectively)	$921,239	$1,673,091	$5,859,725	$5,560,581
Temporary Cash Investments at Value & Cost	—	84,956	7,865	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $49,139, respectively)	—	—	—	49,135
Foreign Currencies at Value	1,616	—	—	38,491
Cash	45,652	—	—	29,839
Receivables:
Dividends, Interest and Tax Reclaims	9,460	115	67,936	35,894
Securities Lending Income	—	—	—	12
Fund Shares Sold	323	342	3,236	2,087
Unrealized Gain on Forward Currency Contracts	3,669	—	—	5,000
Unrealized Gain on Foreign Currency Contracts	—	—	—	20
Prepaid Expenses and Other Assets	19	24	67	47
Total Assets	981,978	1,758,528	5,938,829	5,721,106
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	49,168
Investment Securities Purchased	—	77,780	—	34,739
Fund Shares Redeemed	771	1,673	3,608	5,918
Due to Advisor	124	193	438	693
Unrealized Loss on Forward Currency Contracts	34,625	—	—	31,567
Unrealized Loss on Foreign Currency Contracts	—	—	—	48
Accrued Expenses and Other Liabilities	32	117	237	306
Total Liabilities	35,552	79,763	4,283	122,439
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$946,426	$1,678,765	$5,934,546	$5,598,667
Institutional Class Shares — based on shares outstanding of 110,328,471, 168,306,589, 531,184,813 and 535,012,616, respectively, $0.01 Par Value (1)	$8.58	$9.97	$11.17	$10.46
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000
Investment Securities at Cost	$1,005,245	$1,672,795	$6,123,657	$5,544,695
Foreign Currencies at Cost	$1,619	$—	$—	$38,450
NET ASSETS CONSIST OF:
Paid-In Capital	$1,213,357	$1,810,332	$6,601,667	$5,950,567
Total Distributable Earnings (Loss)	(266,931)	(131,567)	(667,121)	(351,900)
NET ASSETS	$946,426	$1,678,765	$5,934,546	$5,598,667

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
155

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $69,850, $9,528, $47,766 and $310,049 of securities on loan, respectively)	$1,805,691	$835,405	$2,839,077	$11,759,021
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $71,294, $9,766, $48,811 and $316,077, respectively)	71,285	9,765	48,810	316,033
Foreign Currencies at Value	35	681	493	381
Segregated Cash for Swaps Contracts	—	—	4,533	—
Cash	16,411	26,864	37,515	167,965
Receivables:
Investment Securities Sold	612	—	21,561	47,423
Dividends and Interest	21,995	7,463	25,156	118,038
Securities Lending Income	22	6	10	83
Fund Shares Sold	548	478	748	13,723
Unrealized Gain on Forward Currency Contracts	820	1,140	2,427	240
Unrealized Gain on Foreign Currency Contracts	—	1	37	2
Prepaid Expenses and Other Assets	16	26	34	72
Total Assets	1,917,435	881,829	2,980,401	12,422,981
LIABILITIES:
Payables:
Upon Return of Securities Loaned	71,368	9,774	48,849	316,539
Investment Securities Purchased	8,063	12,076	267,506	176,686
Fund Shares Redeemed	1,061	959	1,799	11,935
Due to Advisor	241	115	421	1,553
Segregated Cash for Swap Contracts	—	—	908	—
Unrealized Loss on Forward Currency Contracts	6,288	10,373	39,279	18,495
Unrealized Loss on Foreign Currency Contracts	11	68	—	1
Accrued Expenses and Other Liabilities	58	55	65	266
Total Liabilities	87,090	33,420	358,827	525,475
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,830,345	$848,409	$2,621,574	$11,897,506
Institutional Class Shares — based on shares outstanding of 190,233,464, 88,297,175, 283,882,427 and 1,178,881,004, respectively, $0.01 Par Value (1)	$9.62	$9.61	$9.23	$10.09
(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000
Investment Securities at Cost	$1,877,051	$823,524	$2,925,923	$12,340,816
Foreign Currencies at Cost	$35	$682	$494	$380
NET ASSETS CONSIST OF:
Paid-In Capital	$2,086,340	$891,129	$3,056,925	$13,243,018
Total Distributable Earnings (Loss)	(255,995)	(42,720)	(435,351)	(1,345,512)
NET ASSETS	$1,830,345	$848,409	$2,621,574	$11,897,506

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
156

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,359,228	—	—	—
Investment Securities at Value (including $0, $0, $0 and $19,500 of securities on loan, respectively)	328,707	$354,443	$5,050,819	$1,906,086
Temporary Cash Investments at Value & Cost	3,281	—	26,443	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $19,958, respectively)	—	—	—	19,957
Foreign Currencies at Value	—	—	—	9,782
Segregated Cash for Swaps Contracts	—	—	—	13,051
Cash	—	1,678	—	53,998
Receivables:
Dividends and Interest	814	362	14,104	14,761
Securities Lending Income	—	—	—	3
Fund Shares Sold	648	51	2,728	1,491
Unrealized Gain on Swap Contracts	—	—	—	40,044
Unrealized Gain on Forward Currency Contracts	—	—	—	2,012
Unrealized Gain on Foreign Currency Contracts	—	—	—	3
Prepaid Expenses and Other Assets	20	18	29	31
Total Assets	1,692,698	356,552	5,094,123	2,061,219
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	19,951
Investment Securities/Affiliated Investment Companies Purchased	—	—	—	44,635
Fund Shares Redeemed	1,028	343	7,237	1,871
Due to Advisor	20	29	373	290
Segregated Cash for Swap Contracts	—	—	—	24,464
Unrealized Loss on Swap Contracts	—	—	—	53
Unrealized Loss on Forward Currency Contracts	—	—	—	7,461
Unrealized Loss on Foreign Currency Contracts	—	—	—	15
Accrued Expenses and Other Liabilities	63	12	202	88
Total Liabilities	1,111	384	7,812	98,828
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,691,587	$356,168	$5,086,311	$1,962,391
Institutional Class Shares — based on shares outstanding of 180,671,156, 65,643,591, 453,865,664 and 182,907,335, respectively, $0.01 Par Value (1)	$9.36	$5.43	$11.21	$10.73
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$1,448,028	$—	$—	$—
Investment Securities at Cost	$323,706	$507,290	$5,416,252	$1,900,735
Foreign Currencies at Cost	$—	$—	$—	$9,761
NET ASSETS CONSIST OF:
Paid-In Capital	$1,869,063	$564,540	$5,663,040	$1,891,809
Total Distributable Earnings (Loss)	(177,476)	(208,372)	(576,729)	70,582
NET ASSETS	$1,691,587	$356,168	$5,086,311	$1,962,391

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
157

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

DFA Global Core Plus Real Return Portfolio*
ASSETS:
Investment Securities at Value (including $6,115 of securities on loan, respectively)	$285,271
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $6,250)	6,250
Foreign Currencies at Value	45
Segregated Cash for Swaps Contracts	3,174
Cash	3,087
Receivables:
Investment Securities Sold	6,285
Dividends and Interest	2,457
Securities Lending Income	3
Fund Shares Sold	60
Unrealized Gain on Swap Contracts	7,680
Unrealized Gain on Forward Currency Contracts	209
Unrealized Gain on Foreign Currency Contracts	1
Prepaid Expenses and Other Assets	23
Total Assets	314,545
LIABILITIES:
Payables:
Upon Return of Securities Loaned	6,250
Investment Securities Purchased	29,519
Fund Shares Redeemed	26
Due to Advisor	59
Segregated Cash for Swap Contracts	2,660
Unrealized Loss on Swap Contracts	1,135
Unrealized Loss on Forward Currency Contracts	5,223
Unrealized Loss on Foreign Currency Contracts	14
Accrued Expenses and Other Liabilities	91
Total Liabilities	44,977
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$269,568
Institutional Class Shares — based on shares outstanding of 27,842,845, $0.01 Par Value (1)	$9.68
(1) NUMBER OF SHARES AUTHORIZED	500,000,000
Investment Securities at Cost	$294,059
Foreign Currencies at Cost	$44
NET ASSETS CONSIST OF:
Paid-In Capital	$296,426
Total Distributable Earnings (Loss)	(26,858)
NET ASSETS	$269,568

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
158

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Dividend Income from Affiliates	$25	$256	$119	$566
Interest	102,161	98,851	22,043	205,352
Income from Securities Lending, Net	1	11	10	27
Total Investment Income	102,187	99,118	22,172	205,945
Expenses
Investment Management Fees	2,237	3,134	702	8,351
Accounting & Transfer Agent Fees	360	332	67	930
Custodian Fees	22	29	7	71
Filing Fees	28	30	18	83
Shareholders' Reports	39	33	13	94
Directors’/Trustees’ Fees & Expenses	15	14	4	29
Professional Fees	25	25	6	52
Other	41	43	10	83
Total Expenses	2,767	3,640	827	9,693
Net Expenses	2,767	3,640	827	9,693
Net Investment Income (Loss)	99,420	95,478	21,345	196,252
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	99	(29,392)	(3,711)	(27,245)
Affiliated Investment Companies Shares Sold	—	6	1	12
Foreign Currency Transactions	—	118	(99)	(467)
Forward Currency Contracts	—	26,555	7,578	96,792
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(425)	43,454	5,726	44,260
Affiliated Investment Companies Shares	—	(3)	(1)	(5)
Translation of Foreign Currency-Denominated Amounts	—	240	69	510
Forward Currency Contracts.	—	(37,262)	(6,851)	(104,972)
Net Realized and Unrealized Gain (Loss)	(326)	3,716	2,712	8,885
Net Increase (Decrease) in Net Assets Resulting from Operations	$99,094	$99,194	$24,057	$205,137
See accompanying Notes to Financial Statements.
159

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio
Investment Income
Dividend Income from Affiliates	—	—	—	$779
Interest	$10,520	$37,235	$92,555	119,700
Income from Securities Lending, Net	—	—	—	50
Total Investment Income	10,520	37,235	92,555	120,529
Expenses
Investment Management Fees	747	1,168	2,658	4,222
Accounting & Transfer Agent Fees	89	149	508	538
Custodian Fees	26	7	27	32
Filing Fees	17	20	45	33
Shareholders' Reports	26	21	47	71
Directors’/Trustees’ Fees & Expenses	4	5	17	18
Professional Fees	6	9	32	35
Previously Waived Fees Recovered by Advisor (Note C)	10	—	—	4
Other	9	15	49	56
Total Expenses	934	1,394	3,383	5,009
Fees Waived, Expenses Reimbursed by Advisor (Note C)	1	—	—	—
Fees Paid Indirectly (Note C)	18	—	—	—
Net Expenses	915	1,394	3,383	5,009
Net Investment Income (Loss)	9,605	35,841	89,172	115,520
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(13,527)	—	(19,226)	(16,181)
Affiliated Investment Companies Shares Sold	—	—	—	(2)
Foreign Currency Transactions	(2)	—	—	(47)
Forward Currency Contracts	24,204	—	—	45,325
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	51,829	341	117,385	34,434
Affiliated Investment Companies Shares	—	—	—	(5)
Translation of Foreign Currency-Denominated Amounts	438	—	—	313
Forward Currency Contracts.	(44,643)	—	—	(44,652)
Net Realized and Unrealized Gain (Loss)	18,299	341	98,159	19,185
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,904	$36,182	$187,331	$134,705
See accompanying Notes to Financial Statements.
160

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio	DFA Targeted Credit Portfolio	DFA Global Core Plus Fixed Income Portfolio	DFA Investment Grade Portfolio
Investment Income
Dividend Income from Affiliates	$1,328	$305	—	$7,206
Interest	42,380	14,820	$50,698	231,291
Income from Securities Lending, Net	108	17	57	514
Total Investment Income	43,816	15,142	50,755	239,011
Expenses
Investment Management Fees	1,476	743	2,618	9,401
Accounting & Transfer Agent Fees	207	96	250	1,063
Custodian Fees	9	8	27	51
Filing Fees	22	15	34	67
Shareholders' Reports	25	19	37	100
Directors’/Trustees’ Fees & Expenses	5	3	9	34
Professional Fees	9	5	16	68
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	—
Other	15	10	35	99
Total Expenses	1,768	899	3,026	10,883
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	73	15	—
Net Expenses	1,768	826	3,011	10,883
Net Investment Income (Loss)	42,048	14,316	47,744	228,128
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(6,393)	3,009	(26,740)	(38,571)
Affiliated Investment Companies Shares Sold	(3)	(1)	(3)	20
Foreign Currency Transactions	(28)	162	167	(325)
Forward Currency Contracts	11,769	2,112	32,851	37,883
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,137)	10,359	60,240	77,058
Affiliated Investment Companies Shares	(10)	(2)	(1)	(46)
Translation of Foreign Currency-Denominated Amounts	119	85	499	243
Forward Currency Contracts.	(9,994)	(9,961)	(55,217)	(35,360)
Net Realized and Unrealized Gain (Loss)	(7,677)	5,763	11,796	40,902
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,371	$20,079	$59,540	$269,030
See accompanying Notes to Financial Statements.
161

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio
Investment Income
Dividend Income from Affiliates	$23,980	—	—	$257
Interest	8,555	$10,704	$84,045	42,614
Income from Securities Lending, Net	—	—	—	17
Total Investment Income	32,535	10,704	84,045	42,888
Expenses
Investment Management Fees	1,006	181	2,245	1,748
Accounting & Transfer Agent Fees	169	11	268	204
Custodian Fees	2	1	23	15
Filing Fees	26	13	25	23
Shareholders' Reports	15	11	56	34
Directors’/Trustees’ Fees & Expenses	5	2	16	6
Professional Fees	4	2	29	12
Other	6	4	47	34
Total Expenses	1,233	225	2,709	2,076
Fees Waived, Expenses Reimbursed by Advisor (Note C)	870	—	—	—
Net Expenses	363	225	2,709	2,076
Net Investment Income (Loss)	32,172	10,479	81,336	40,812
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	3,489	(26,832)	(37,268)	(5,052)
Affiliated Investment Companies Shares Sold	(4,944)	—	—	(1)
Futures	—	—	—	(28)
Swap Contracts	—	—	—	12,326
Foreign Currency Transactions	—	—	—	(197)
Forward Currency Contracts	—	—	—	13,942
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,339	(4,763)	120,629	11,260
Affiliated Investment Companies Shares	19,032	—	—	(1)
Swap Contracts	—	—	—	3,897
Translation of Foreign Currency-Denominated Amounts	—	—	—	77
Forward Currency Contracts.	—	—	—	(12,194)
Net Realized and Unrealized Gain (Loss)	21,916	(31,595)	83,361	24,029
Net Increase (Decrease) in Net Assets Resulting from Operations	$54,088	$(21,116)	$164,697	$64,841
See accompanying Notes to Financial Statements.
162

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

DFA Global Core Plus Real Return Portfolio
Investment Income
Dividend Income from Affiliates	$116
Interest	4,664
Income from Securities Lending, Net	14
Total Investment Income	4,794
Expenses
Investment Management Fees	277
Accounting & Transfer Agent Fees	40
Filing Fees	11
Shareholders' Reports	10
Professional Fees	2
Previously Waived Fees Recovered by Advisor (Note C)	36
Other	8
Total Expenses	384
Net Expenses	384
Net Investment Income (Loss)	4,410
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,248)
Futures	(2)
Swap Contracts	702
Foreign Currency Transactions	9
Forward Currency Contracts	4,275
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,960
Swap Contracts	(489)
Translation of Foreign Currency-Denominated Amounts	44
Forward Currency Contracts.	(6,595)
Net Realized and Unrealized Gain (Loss)	2,656
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,066
See accompanying Notes to Financial Statements.
163

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$99,420	$235,603	$95,478	$212,805	$21,345	$44,696	$196,252	$431,746
Net Realized Gain (Loss) on:
Investment Securities Sold	99	744	(29,392)	(43,711)	(3,711)	(987)	(27,245)	59,983
Affiliated Investment Companies Shares Sold	—	(34)	6	(3)	1	—	12	(5)
Foreign Currency Transactions	—	—	118	715	(99)	13	(467)	806
Forward Currency Contracts	—	—	26,555	(51,501)	7,578	(7,091)	96,792	(107,898)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(425)	9,064	43,454	124,315	5,726	24,813	44,260	102,106
Affiliated Investment Companies Shares	—	—	(3)	4	(1)	1	(5)	5
Translation of Foreign Currency-Denominated Amounts	—	—	240	355	69	54	510	776
Forward Currency Contracts	—	—	(37,262)	4,117	(6,851)	31	(104,972)	18,870
Net Increase (Decrease) in Net Assets Resulting from Operations	99,094	245,377	99,194	247,096	24,057	61,530	205,137	506,389
Distributions:
Institutional Class Shares	(96,067)	(229,188)	(102,325)	(196,491)	(44,532)	(38,276)	(175,811)	(493,009)
Capital Share Transactions (1):
Shares Issued	872,165	1,569,362	319,920	577,169	64,916	140,565	860,913	1,773,818
Shares Issued in Lieu of Cash Distributions	86,230	205,630	85,281	164,713	44,504	38,265	173,924	486,285
Shares Redeemed	(740,411)	(1,894,158)	(472,610)	(873,477)	(133,612)	(182,815)	(1,136,651)	(2,542,938)
Net Increase (Decrease) from Capital Share Transactions	217,984	(119,166)	(67,409)	(131,595)	(24,192)	(3,985)	(101,814)	(282,835)
Total Increase (Decrease) in Net Assets	221,011	(102,977)	(70,540)	(80,990)	(44,667)	19,269	(72,488)	(269,455)
Net Assets
Beginning of Period	4,353,018	4,455,995	4,542,509	4,623,499	1,024,495	1,005,226	9,354,197	9,623,652
End of Period	$4,574,029	$4,353,018	$4,471,969	$4,542,509	$979,828	$1,024,495	$9,281,709	$9,354,197
(1) Shares Issued and Redeemed:
Shares Issued	85,073	153,245	32,684	58,805	6,963	15,138	85,295	175,556
Shares Issued in Lieu of Cash Distributions	8,429	20,105	8,792	16,904	4,853	4,228	17,410	48,530
Shares Redeemed	(72,258)	(184,881)	(48,244)	(89,060)	(14,394)	(19,752)	(112,685)	(251,950)
Net Increase (Decrease) from Shares Issued and Redeemed	21,244	(11,531)	(6,768)	(13,351)	(2,578)	(386)	(9,980)	(27,864)
See accompanying Notes to Financial Statements.
164

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,605	$17,173	$35,841	$78,516	$89,172	$159,917	$115,520	$253,562
Net Realized Gain (Loss) on:
Investment Securities Sold	(13,527)	(88,413)	—	1,021	(19,226)	(73,152)	(16,181)	(6,138)
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	(2)	(9)
Foreign Currency Transactions	(2)	138	—	—	—	—	(47)	(251)
Forward Currency Contracts	24,204	(30,101)	—	—	—	—	45,325	(26,414)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	51,829	185,241	341	(700)	117,385	352,051	34,434	125,680
Affiliated Investment Companies Shares	—	—	—	—	—	—	(5)	2
Translation of Foreign Currency-Denominated Amounts	438	218	—	—	—	—	313	172
Forward Currency Contracts	(44,643)	9,924	—	—	—	—	(44,652)	5,821
Net Increase (Decrease) in Net Assets Resulting from Operations	27,904	94,180	36,182	78,837	187,331	438,816	134,705	352,425
Distributions:
Institutional Class Shares	(17,809)	(42,826)	(35,768)	(74,582)	(87,119)	(152,473)	(98,275)	(249,366)
Capital Share Transactions (1):
Shares Issued	79,280	224,648	153,377	463,721	486,519	1,384,340	480,187	1,137,400
Shares Issued in Lieu of Cash Distributions	16,828	40,795	32,524	71,873	82,953	148,737	97,282	247,189
Shares Redeemed	(96,501)	(426,014)	(181,405)	(358,478)	(748,903)	(1,048,545)	(710,371)	(1,705,574)
Net Increase (Decrease) from Capital Share Transactions	(393)	(160,571)	4,496	177,116	(179,431)	484,532	(132,902)	(320,985)
Total Increase (Decrease) in Net Assets	9,702	(109,217)	4,910	181,371	(79,219)	770,875	(96,472)	(217,926)
Net Assets
Beginning of Period	936,724	1,045,941	1,673,855	1,492,484	6,013,765	5,242,890	5,695,139	5,913,065
End of Period	$946,426	$936,724	$1,678,765	$1,673,855	$5,934,546	$6,013,765	$5,598,667	$5,695,139
(1) Shares Issued and Redeemed:
Shares Issued	9,378	26,571	15,381	46,477	44,438	125,826	46,044	109,670
Shares Issued in Lieu of Cash Distributions	1,978	4,859	3,278	7,251	7,534	13,571	9,346	23,846
Shares Redeemed	(11,408)	(50,450)	(18,204)	(35,983)	(68,304)	(95,878)	(68,117)	(164,460)
Net Increase (Decrease) from Shares Issued and Redeemed	(52)	(19,020)	455	17,745	(16,332)	43,519	(12,727)	(30,944)
See accompanying Notes to Financial Statements.
165

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$42,048	$65,577	$14,316	$28,361	$47,744	$95,941	$228,128	$422,393
Net Realized Gain (Loss) on:
Investment Securities Sold	(6,393)	(11,708)	3,009	2,080	(26,740)	(48,646)	(38,571)	(91,426)
Affiliated Investment Companies Shares Sold	(3)	(5)	(1)	(2)	(3)	(9)	20	(93)
Foreign Currency Transactions	(28)	(26)	162	24	167	148	(325)	119
Forward Currency Contracts	11,769	(6,551)	2,112	(6,549)	32,851	(20,063)	37,883	(36,194)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,137)	132,061	10,359	37,864	60,240	271,620	77,058	733,635
Affiliated Investment Companies Shares	(10)	2	(2)	—	(1)	—	(46)	5
Translation of Foreign Currency-Denominated Amounts	119	8	85	67	499	296	243	95
Forward Currency Contracts	(9,994)	4,086	(9,961)	(853)	(55,217)	14,199	(35,360)	18,410
Net Increase (Decrease) in Net Assets Resulting from Operations	34,371	183,444	20,079	60,992	59,540	313,486	269,030	1,046,944
Distributions:
Institutional Class Shares	(36,395)	(63,498)	(13,691)	(27,100)	(47,898)	(135,326)	(230,273)	(399,073)
Capital Share Transactions (1):
Shares Issued	160,889	749,809	151,273	163,706	290,889	768,679	1,338,004	3,573,837
Shares Issued in Lieu of Cash Distributions	35,190	60,798	13,573	26,859	47,751	134,976	221,993	386,220
Shares Redeemed	(217,646)	(355,488)	(94,307)	(370,151)	(367,940)	(1,035,669)	(1,583,869)	(2,891,246)
Net Increase (Decrease) from Capital Share Transactions	(21,567)	455,119	70,539	(179,586)	(29,300)	(132,014)	(23,872)	1,068,811
Total Increase (Decrease) in Net Assets	(23,591)	575,065	76,927	(145,694)	(17,658)	46,146	14,885	1,716,682
Net Assets
Beginning of Period	1,853,936	1,278,871	771,482	917,176	2,639,232	2,593,086	11,882,621	10,165,939
End of Period	$1,830,345	$1,853,936	$848,409	$771,482	$2,621,574	$2,639,232	$11,897,506	$11,882,621
(1) Shares Issued and Redeemed:
Shares Issued	16,780	78,382	15,816	17,284	31,829	84,273	134,057	356,294
Shares Issued in Lieu of Cash Distributions	3,637	6,354	1,421	2,826	5,196	14,918	22,273	38,480
Shares Redeemed	(22,687)	(37,162)	(9,856)	(38,937)	(40,257)	(114,115)	(158,655)	(290,134)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,270)	47,574	7,381	(18,827)	(3,232)	(14,924)	(2,325)	104,640
See accompanying Notes to Financial Statements.
166

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,172	$60,849	$10,479	$17,964	$81,336	$150,907	$40,812	$84,967
Net Realized Gain (Loss) on:
Investment Securities Sold	3,489	(188)	(26,832)	(22,058)	(37,268)	(58,611)	(5,052)	(3,989)
Affiliated Investment Companies Shares Sold	(4,944)	(9,376)	—	—	—	—	(1)	(3)
Futures	—	—	—	—	—	—	(28)	(15)
Swap Contracts	—	—	—	—	—	—	12,326	42,698
Foreign Currency Transactions	—	—	—	—	—	—	(197)	(41)
Forward Currency Contracts	—	—	—	—	—	—	13,942	(11,034)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,339	4,267	(4,763)	53,624	120,629	344,297	11,260	43,129
Affiliated Investment Companies Shares	19,032	62,331	—	—	—	—	(1)	—
Swap Contracts	—	—	—	—	—	—	3,897	(36,819)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	77	58
Forward Currency Contracts	—	—	—	—	—	—	(12,194)	4,848
Net Increase (Decrease) in Net Assets Resulting from Operations	54,088	117,883	(21,116)	49,530	164,697	436,593	64,841	123,799
Distributions:
Institutional Class Shares	(30,245)	(60,117)	(7,283)	(19,275)	(46,110)	(164,208)	(78,375)	(70,751)
Capital Share Transactions (1):
Shares Issued	164,476	406,207	52,598	92,417	714,876	976,776	276,286	523,111
Shares Issued in Lieu of Cash Distributions	30,226	60,096	7,283	19,275	45,369	161,586	77,573	69,762
Shares Redeemed	(243,906)	(487,695)	(43,523)	(78,224)	(849,814)	(1,451,677)	(318,520)	(683,862)
Net Increase (Decrease) from Capital Share Transactions	(49,204)	(21,392)	16,358	33,468	(89,569)	(313,315)	35,339	(90,989)
Total Increase (Decrease) in Net Assets	(25,361)	36,374	(12,041)	63,723	29,018	(40,930)	21,805	(37,941)
Net Assets
Beginning of Period	1,716,948	1,680,574	368,209	304,486	5,057,293	5,098,223	1,940,586	1,978,527
End of Period	$1,691,587	$1,716,948	$356,168	$368,209	$5,086,311	$5,057,293	$1,962,391	$1,940,586
(1) Shares Issued and Redeemed:
Shares Issued	17,873	44,172	9,496	15,627	65,366	90,091	25,975	49,680
Shares Issued in Lieu of Cash Distributions	3,299	6,532	1,273	3,225	4,115	14,931	7,416	6,819
Shares Redeemed	(26,483)	(53,062)	(7,850)	(13,086)	(77,455)	(133,857)	(29,997)	(65,223)
Net Increase (Decrease) from Shares Issued and Redeemed	(5,311)	(2,358)	2,919	5,766	(7,974)	(28,835)	3,394	(8,724)
See accompanying Notes to Financial Statements.
167

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,410	$8,510
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,248)	(4,767)
Futures	(2)	(4)
Swap Contracts	702	1,617
Foreign Currency Transactions	9	(1,867)
Forward Currency Contracts	4,275	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,960	26,730
Swap Contracts	(489)	(2,628)
Translation of Foreign Currency-Denominated Amounts	44	23
Forward Currency Contracts	(6,595)	1,300
Net Increase (Decrease) in Net Assets Resulting from Operations	7,066	28,914
Distributions:
Institutional Class Shares	(4,055)	(12,500)
Capital Share Transactions (1):
Shares Issued	26,014	64,532
Shares Issued in Lieu of Cash Distributions	4,048	12,480
Shares Redeemed	(28,743)	(69,784)
Net Increase (Decrease) from Capital Share Transactions	1,319	7,228
Total Increase (Decrease) in Net Assets	4,330	23,642
Net Assets
Beginning of Period	265,238	241,596
End of Period	$269,568	$265,238
(1) Shares Issued and Redeemed:
Shares Issued	2,720	6,821
Shares Issued in Lieu of Cash Distributions	425	1,324
Shares Redeemed	(3,008)	(7,366)
Net Increase (Decrease) from Shares Issued and Redeemed	137	779
See accompanying Notes to Financial Statements.
168

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.23	$10.20	$10.01	$10.30	$10.30	$10.31
Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.53	0.29	0.08	(— )	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.01	0.19	(0.30)	—	(0.01)
Total from Investment Operations	0.23	0.54	0.48	(0.22)	—	0.09
Less Distributions:
Net Investment Income	(0.22)	(0.51)	(0.29)	(0.07)	(— )	(0.10)
Total Distributions	(0.22)	(0.51)	(0.29)	(0.07)	—	(0.10)
Net Asset Value, End of Period	$10.24	$10.23	$10.20	$10.01	$10.30	$10.30
Total Return	2.24%(B)	5.46%	4.84%	(2.10%)	0.02%	0.84%
Net Assets, End of Period (thousands)	$4,574,029	$4,353,018	$4,455,995	$5,349,458	$5,858,298	$6,655,886
Ratio of Expenses to Average Net Assets	0.12%(C)	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%(C)	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.44%(C)	5.15%	2.89%	0.79%	—	0.95%
Portfolio Turnover Rate	25%(B)	47%	37%	67%	96%	83%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
169

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.87	$9.76	$9.56	$9.91	$10.00	$10.03
Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.46	0.24	0.08	0.01	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.07	0.20	(0.41)	(0.04)	0.04
Total from Investment Operations	0.21	0.53	0.44	(0.33)	(0.03)	0.12
Less Distributions:
Net Investment Income	(0.22)	(0.42)	(0.24)	(0.02)	(0.06)	(0.15)
Total Distributions	(0.22)	(0.42)	(0.24)	(0.02)	(0.06)	(0.15)
Net Asset Value, End of Period	$9.86	$9.87	$9.76	$9.56	$9.91	$10.00
Total Return	2.20%(B)	5.59%	4.61%	(3.31%)	(0.33%)	1.23%
Net Assets, End of Period (thousands)	$4,471,969	$4,542,509	$4,623,499	$5,038,948	$5,693,916	$5,321,434
Ratio of Expenses to Average Net Assets	0.16%(C)	0.16%	0.17%	0.16%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16%(C)	0.16%	0.17%	0.16%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	4.27%(C)	4.66%	2.45%	0.85%	0.09%	0.80%
Portfolio Turnover Rate	22%(B)	52%	31%	111%	93%	51%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
170

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.53	$9.31	$8.82	$9.76	$9.76	$9.79
Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.41	0.26	0.13	0.08	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.16	0.23	(0.90)	(0.08)	0.11
Total from Investment Operations	0.21	0.57	0.49	(0.77)	—	0.21
Less Distributions:
Net Investment Income	(0.41)	(0.35)	(— )	(0.17)	(— )	(0.24)
Total Distributions	(0.41)	(0.35)	—	(0.17)	—	(0.24)
Net Asset Value, End of Period	$9.33	$9.53	$9.31	$8.82	$9.76	$9.76
Total Return	2.32%(B)	6.38%	5.60%	(8.03%)	0.03%	2.20%
Net Assets, End of Period (thousands)	$979,828	$1,024,495	$1,005,226	$1,019,142	$1,235,970	$1,130,900
Ratio of Expenses to Average Net Assets	0.16%(C)	0.17%	0.16%	0.16%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16%(C)	0.17%	0.16%	0.16%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.25%(C)	4.43%	2.82%	1.42%	0.80%	1.01%
Portfolio Turnover Rate	18%(B)	53%	45%	62%	94%	45%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
171

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.13	$10.12	$9.90	$10.78	$10.89	$10.96
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.47	0.29	0.12	0.04	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.07	0.16	(0.88)	(0.15)	0.14
Total from Investment Operations	0.22	0.54	0.45	(0.76)	(0.11)	0.18
Less Distributions:
Net Investment Income	(0.19)	(0.53)	(0.23)	(0.12)	(— )	(0.25)
Total Distributions	(0.19)	(0.53)	(0.23)	(0.12)	—	(0.25)
Net Asset Value, End of Period	$10.16	$10.13	$10.12	$9.90	$10.78	$10.89
Total Return	2.20%(B)	5.52%	4.58%	(7.15%)	(0.98%)	1.64%
Net Assets, End of Period (thousands)	$9,281,709	$9,354,197	$9,623,652	$10,460,717	$13,621,273	$13,288,386
Ratio of Expenses to Average Net Assets	0.21%(C)	0.21%	0.22%	0.23%	0.26%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%(C)	0.21%	0.22%	0.23%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	4.23%(C)	4.61%	2.93%	1.17%	0.39%	0.38%
Portfolio Turnover Rate	20%(B)	56%	43%	111%	126%	47%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
172

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$8.49	$8.08	$8.20	$10.10	$10.85	$10.85
Income from Investment Operations (A)
Net Investment Income (Loss)	0.08	0.15	0.11	0.08	0.07	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.17	0.62	(0.07)	(1.79)	(0.64)	0.37
Total from Investment Operations	0.25	0.77	0.04	(1.71)	(0.57)	0.44
Less Distributions:
Net Investment Income	(0.16)	(0.36)	(0.16)	(0.09)	(0.09)	(0.33)
Net Realized Gains	—	—	—	(0.10)	(0.09)	(0.11)
Total Distributions	(0.16)	(0.36)	(0.16)	(0.19)	(0.18)	(0.44)
Net Asset Value, End of Period	$8.58	$8.49	$8.08	$8.20	$10.10	$10.85
Total Return	2.97%(B)	9.62%	0.45%	(17.33%)	(5.34%)	4.28%
Net Assets, End of Period (thousands)	$946,426	$936,724	$1,045,941	$1,118,915	$1,723,236	$1,702,457
Ratio of Expenses to Average Net Assets	0.20%(C)	0.20%	0.20%	0.20%	0.20%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%(C)	0.20%	0.20%	0.20%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.06%(C)	1.72%	1.29%	0.83%	0.70%	0.66%
Portfolio Turnover Rate	18%(B)	44%	21%	41%	31%	41%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
173

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Government Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.97	$9.94	$9.76	$10.43	$10.56	$10.57
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.51	0.32	0.15	0.01	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.01	0.15	(0.69)	(0.13)	0.01
Total from Investment Operations	0.21	0.52	0.47	(0.54)	(0.12)	0.07
Less Distributions:
Net Investment Income	(0.21)	(0.49)	(0.29)	(0.13)	(0.01)	(0.08)
Total Distributions	(0.21)	(0.49)	(0.29)	(0.13)	(0.01)	(0.08)
Net Asset Value, End of Period	$9.97	$9.97	$9.94	$9.76	$10.43	$10.56
Total Return	2.15%(B)	5.31%	4.84%	(5.19%)	(1.15%)	0.63%
Net Assets, End of Period (thousands)	$1,678,765	$1,673,855	$1,492,484	$1,571,784	$1,748,372	$2,518,761
Ratio of Expenses to Average Net Assets	0.17%(C)	0.17%	0.18%	0.18%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%(C)	0.17%	0.18%	0.18%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.30%(C)	5.14%	3.24%	1.53%	0.11%	0.52%
Portfolio Turnover Rate	20%(B)	37%	74%	226%	58%	85%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
174

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.98	$10.40	$10.68	$12.79	$13.72	$12.99
Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.31	0.26	0.19	0.19	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.19	0.56	(0.31)	(2.00)	(0.61)	0.74
Total from Investment Operations	0.35	0.87	(0.05)	(1.81)	(0.42)	0.99
Less Distributions:
Net Investment Income	(0.16)	(0.29)	(0.23)	(0.17)	(0.17)	(0.26)
Net Realized Gains	—	—	—	(0.13)	(0.34)	—
Total Distributions	(0.16)	(0.29)	(0.23)	(0.30)	(0.51)	(0.26)
Net Asset Value, End of Period	$11.17	$10.98	$10.40	$10.68	$12.79	$13.72
Total Return	3.22%(B)	8.43%	(0.51%)	(14.37%)	(3.20%)	7.67%
Net Assets, End of Period (thousands)	$5,934,546	$6,013,765	$5,242,890	$4,787,713	$6,200,229	$5,838,968
Ratio of Expenses to Average Net Assets	0.11%(C)	0.12%	0.12%	0.11%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11%(C)	0.12%	0.12%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.02%(C)	2.81%	2.36%	1.62%	1.44%	1.85%
Portfolio Turnover Rate	4%(B)	12%	24%	22%	25%	45%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
175

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.40	$10.22	$10.06	$10.93	$10.97	$10.95
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.45	0.31	0.16	0.09	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03	0.18	0.25	(0.90)	(0.10)	0.10
Total from Investment Operations	0.24	0.63	0.56	(0.74)	(0.01)	0.23
Less Distributions:
Net Investment Income	(0.18)	(0.45)	(0.40)	(0.12)	(0.03)	(0.21)
Net Realized Gains	—	—	—	(0.01)	—	—
Total Distributions	(0.18)	(0.45)	(0.40)	(0.13)	(0.03)	(0.21)
Net Asset Value, End of Period	$10.46	$10.40	$10.22	$10.06	$10.93	$10.97
Total Return	2.33%(B)	6.25%	5.61%	(6.81%)	(0.05%)	2.13%
Net Assets, End of Period (thousands)	$5,598,667	$5,695,139	$5,913,065	$6,497,061	$7,281,208	$6,246,736
Ratio of Expenses to Average Net Assets	0.18%(C)	0.18%	0.20%	0.20%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.18%(C)	0.18%	0.20%	0.20%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	4.10%(C)	4.36%	3.00%	1.52%	0.80%	1.20%
Portfolio Turnover Rate	15%(B)	49%	34%	74%	80%	40%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
176

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.63	$8.82	$8.81	$11.49	$11.79	$11.29
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.41	0.35	0.29	0.28	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	0.79	—	(2.49)	(0.21)	0.50
Total from Investment Operations	0.18	1.20	0.35	(2.20)	0.07	0.82
Less Distributions:
Net Investment Income	(0.19)	(0.39)	(0.34)	(0.29)	(0.28)	(0.32)
Net Realized Gains	—	—	—	(0.19)	(0.09)	—
Total Distributions	(0.19)	(0.39)	(0.34)	(0.48)	(0.37)	(0.32)
Net Asset Value, End of Period	$9.62	$9.63	$8.82	$8.81	$11.49	$11.79
Total Return	1.85%(B)	13.73%	3.86%	(19.74%)	0.52%	7.37%
Net Assets, End of Period (thousands)	$1,830,345	$1,853,936	$1,278,871	$1,290,771	$2,073,764	$2,131,021
Ratio of Expenses to Average Net Assets	0.19%(C)	0.20%	0.21%	0.21%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%(C)	0.20%	0.21%	0.21%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	4.56%(C)	4.30%	3.79%	2.83%	2.44%	2.80%
Portfolio Turnover Rate	12%(B)	23%	53%	21%	43%	42%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
177

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Targeted Credit Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.53	$9.20	$8.99	$10.18	$10.18	$10.19
Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.31	0.24	0.16	0.14	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08	0.33	0.26	(1.08)	(0.05)	0.07
Total from Investment Operations	0.24	0.64	0.50	(0.92)	0.09	0.23
Less Distributions:
Net Investment Income	(0.16)	(0.31)	(0.29)	(0.25)	(0.09)	(0.24)
Net Realized Gains	—	—	—	(0.02)	—	(— )
Total Distributions	(0.16)	(0.31)	(0.29)	(0.27)	(0.09)	(0.24)
Net Asset Value, End of Period	$9.61	$9.53	$9.20	$8.99	$10.18	$10.18
Total Return	2.51%(B)	7.03%	5.59%	(9.17%)	0.85%	2.32%
Net Assets, End of Period (thousands)	$848,409	$771,482	$917,176	$866,074	$936,850	$818,911
Ratio of Expenses to Average Net Assets	0.20%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%(C)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.47%(C)	3.23%	2.63%	1.63%	1.41%	1.61%
Portfolio Turnover Rate	35%(B)	21%	33%	39%	65%	35%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
178

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.19	$8.59	$8.54	$10.67	$10.91	$10.50
Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.33	0.29	0.22	0.20	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	0.74	0.04	(2.07)	(0.22)	0.39
Total from Investment Operations	0.21	1.07	0.33	(1.85)	(0.02)	0.59
Less Distributions:
Net Investment Income	(0.17)	(0.47)	(0.28)	(0.20)	(0.19)	(0.18)
Net Realized Gains	—	—	—	(0.08)	(0.03)	—
Total Distributions	(0.17)	(0.47)	(0.28)	(0.28)	(0.22)	(0.18)
Net Asset Value, End of Period	$9.23	$9.19	$8.59	$8.54	$10.67	$10.91
Total Return	2.25%(B)	12.59%	3.79%	(17.71%)	(0.22%)	5.69%
Net Assets, End of Period (thousands)	$2,621,574	$2,639,232	$2,593,086	$2,400,574	$3,119,475	$2,368,742
Ratio of Expenses to Average Net Assets	0.23%(C)	0.23%	0.24%	0.25%	0.28%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%(C)	0.24%	0.24%	0.25%	0.28%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.65%(C)	3.65%	3.28%	2.28%	1.87%	1.90%
Portfolio Turnover Rate	21%(B)	33%	33%	45%	17%	32%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
179

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.06	$9.44	$9.47	$11.60	$11.96	$11.38
Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.38	0.32	0.25	0.24	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03	0.60	(0.08)	(2.04)	(0.36)	0.57
Total from Investment Operations	0.22	0.98	0.24	(1.79)	(0.12)	0.85
Less Distributions:
Net Investment Income	(0.19)	(0.36)	(0.27)	(0.24)	(0.24)	(0.27)
Net Realized Gains	—	—	—	(0.10)	(— )	—
Total Distributions	(0.19)	(0.36)	(0.27)	(0.34)	(0.24)	(0.27)
Net Asset Value, End of Period	$10.09	$10.06	$9.44	$9.47	$11.60	$11.96
Total Return	2.27%(B)	10.47%	2.43%	(15.69%)	(1.01%)	7.54%
Net Assets, End of Period (thousands)	$11,897,506	$11,882,621	$10,165,939	$9,997,470	$13,622,911	$11,162,601
Ratio of Expenses to Average Net Assets	0.19%(C)	0.19%	0.20%	0.21%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%(C)	0.19%	0.20%	0.21%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.88%(C)	3.81%	3.23%	2.38%	2.02%	2.38%
Portfolio Turnover Rate	12%(B)	28%	24%	25%	17%	22%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
180

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.23	$8.92	$8.98	$10.13	$10.36	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.18	0.33	0.25	0.21	0.17	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.12	0.30	(0.07)	(1.07)	(0.22)	0.35
Total from Investment Operations	0.30	0.63	0.18	(0.86)	(0.05)	0.52
Less Distributions:
Net Investment Income	(0.17)	(0.32)	(0.24)	(0.21)	(0.17)	(0.16)
Net Realized Gains	—	—	—	(0.08)	(0.01)	—
Total Distributions	(0.17)	(0.32)	(0.24)	(0.29)	(0.18)	(0.16)
Net Asset Value, End of Period	$9.36	$9.23	$8.92	$8.98	$10.13	$10.36
Total Return	3.25%(B)	7.17%	1.97%	(8.63%)	(0.54%)	5.26%
Net Assets, End of Period (thousands)	$1,691,587	$1,716,948	$1,680,574	$1,931,543	$2,361,921	$1,528,078
Ratio of Expenses to Average Net Assets *(D)	0.15%(C)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *(D)	0.25%(C)	0.26%	0.26%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.84%(C)	3.55%	2.77%	2.17%	1.63%	1.61%
Portfolio Turnover Rate	28%(B)	19%	17%	43%	2%	12%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11%(C)	0.11%	0.11%	0.10%	0.11%	0.11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
181

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA LTIP Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$5.87	$5.35	$6.56	$11.94	$12.16	$10.11
Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.29	0.39	0.83	0.56	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.48)	0.55	(1.29)	(5.17)	0.39	1.99
Total from Investment Operations	(0.33)	0.84	(0.90)	(4.34)	0.95	2.19
Less Distributions:
Net Investment Income	(0.11)	(0.32)	(0.31)	(0.77)	(0.52)	(0.14)
Net Realized Gains	—	—	—	(0.27)	(0.65)	—
Total Distributions	(0.11)	(0.32)	(0.31)	(1.04)	(1.17)	(0.14)
Net Asset Value, End of Period	$5.43	$5.87	$5.35	$6.56	$11.94	$12.16
Total Return	(5.67%)(B)	15.68%	(14.47%)	(38.26%)	8.30%	21.75%
Net Assets, End of Period (thousands)	$356,168	$368,209	$304,486	$296,218	$387,222	$290,675
Ratio of Expenses to Average Net Assets	0.12%(C)	0.12%	0.13%	0.13%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12%(C)	0.12%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	5.78%(C)	4.94%	5.92%	8.72%	4.86%	1.71%
Portfolio Turnover Rate	12%(B)	10%	27%	60%	39%	65%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
182

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.95	$10.39	$10.80	$13.32	$13.05	$12.03
Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.32	0.43	0.94	0.61	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.19	0.59	(0.48)	(2.50)	0.27	0.97
Total from Investment Operations	0.36	0.91	(0.05)	(1.56)	0.88	1.16
Less Distributions:
Net Investment Income	(0.10)	(0.35)	(0.36)	(0.95)	(0.57)	(0.13)
Net Realized Gains	—	—	—	(0.01)	(0.04)	(0.01)
Total Distributions	(0.10)	(0.35)	(0.36)	(0.96)	(0.61)	(0.14)
Net Asset Value, End of Period	$11.21	$10.95	$10.39	$10.80	$13.32	$13.05
Total Return	3.32%(B)	8.81%	(0.54%)	(12.04%)	6.91%	9.69%
Net Assets, End of Period (thousands)	$5,086,311	$5,057,293	$5,098,223	$5,892,432	$7,223,739	$5,622,483
Ratio of Expenses to Average Net Assets	0.11%(C)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11%(C)	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.26%(C)	2.92%	3.91%	7.59%	4.58%	1.49%
Portfolio Turnover Rate	6%(B)	7%	9%	13%	1%	15%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
183

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.81	$10.51	$10.14	$10.58	$10.05	$10.06
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.46	0.32	0.17	0.12	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.14	0.22	0.22	(0.51)	0.49	0.07
Total from Investment Operations	0.35	0.68	0.54	(0.34)	0.61	0.24
Less Distributions:
Net Investment Income	(0.43)	(0.38)	(0.17)	(0.10)	(0.08)	(0.25)
Total Distributions	(0.43)	(0.38)	(0.17)	(0.10)	(0.08)	(0.25)
Net Asset Value, End of Period	$10.73	$10.81	$10.51	$10.14	$10.58	$10.05
Total Return	3.38%(B)	6.63%	5.38%	(3.21%)	6.13%	2.43%
Net Assets, End of Period (thousands)	$1,962,391	$1,940,586	$1,978,527	$2,171,424	$1,797,965	$1,393,554
Ratio of Expenses to Average Net Assets	0.21%(C)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%(C)	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	4.20%(C)	4.41%	3.07%	1.67%	1.17%	1.68%
Portfolio Turnover Rate	22%(B)	43%	42%	56%	72%	44%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
184

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Period Apr 26, 2021Ʊ to Oct 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.57	$8.97	$8.94	$10.44	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.31	0.27	0.19	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.11	0.75	0.01	(1.55)	0.40
Total from Investment Operations	0.26	1.06	0.28	(1.36)	0.48
Less Distributions:
Net Investment Income	(0.15)	(0.46)	(0.25)	(0.13)	(0.04)
Net Realized Gains	—	—	—	(0.01)	—
Total Distributions	(0.15)	(0.46)	(0.25)	(0.14)	(0.04)
Net Asset Value, End of Period	$9.68	$9.57	$8.97	$8.94	$10.44
Total Return	2.71%(B)	11.99%	3.14%	(13.16%)	4.78%(B)
Net Assets, End of Period (thousands)	$269,568	$265,238	$241,596	$283,912	$282,809
Ratio of Expenses to Average Net Assets	0.29%(C)	0.29%	0.28%	0.29%	0.30%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.29%(C)	0.29%	0.30%	0.35%	0.38%(C)(E)
Ratio of Net Investment Income to Average Net Assets	3.35%(C)	3.26%	2.91%	1.90%	1.34%(C)(E)
Portfolio Turnover Rate	27%(B)	34%	37%	80%	27%(B)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
185

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios as of April 30, 2025, of which seventeen (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds' financial statements are included in this report. As of April 30, 2025, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/25
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	11%
	DFA Intermediate Government Fixed Income Portfolio	14%
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. Securities for which quotations are not readily available (including restricted
186

securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.
Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio  (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. The DFA Selectively Hedged Global Fixed Income Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.
The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.
187

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.
4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA's may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio's other assets. Unsettled TBA securities are valued by the Advisor using evaluations from an independent pricing service based on the characteristics of the securities to be delivered or received.
5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
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The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.18%
DFA World ex U.S. Government Fixed Income Portfolio	0.16%
DFA Short-Term Government Portfolio	0.14%
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.15%
DFA Intermediate-Term Extended Quality Portfolio	0.16%
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.20%
DFA Investment Grade Portfolio	0.16%
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.21%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2026. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2025, waived fees/assumed expenses during the six months ended April 30, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With
189

respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.
Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	—	$10	$1
DFA Short-Term Government Portfolio (2)	0.20%	—	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.18%	—	4	—
DFA Intermediate-Term Extended Quality Portfolio (1)	0.20%	—	—	—
DFA Targeted Credit Portfolio (1)	0.20%	—	—	73
DFA Global Core Plus Fixed Income Portfolio (3)	0.23%	—	—	15
DFA Investment Grade Portfolio (4)	0.19%	—	—	—
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	—	870
DFA LTIP Portfolio (1)	0.15%	—	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	0.18%	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.29%	—	36	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the
Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense
Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the Short Term Series, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies)(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the
Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term
Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”)
to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

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	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	4/30/2028	Total
DFA World ex U.S. Government Fixed Income Portfolio	$93	$37	$2	$1	$133
DFA Targeted Credit Portfolio	77	203	205	73	558
DFA Global Core Plus Fixed Income Portfolio	—	—	160	15	175
DFA Diversified Fixed Income Portfolio	1,130	2,108	1,806	870	5,914
DFA Global Core Plus Real Return Portfolio	31	35	8	—	74

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2025, expenses reduced were as follows (amount in thousands):
Fees Paid Indirectly
DFA World ex U.S. Government Fixed Income Portfolio	$18
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2025, the total related amount paid by the Fund to the CCO was $100 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of April 30, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
DFA One-Year Fixed Income Portfolio	$204
DFA Two-Year Global Fixed Income Portfolio	153
DFA Selectively Hedged Global Fixed Income Portfolio	14
DFA Five-Year Global Fixed Income Portfolio	147
DFA World ex U.S. Government Fixed Income Portfolio	3
DFA Short-Term Government Portfolio	42
DFA Intermediate Government Fixed Income Portfolio	56
DFA Short-Term Extended Quality Portfolio	37
DFA Intermediate-Term Extended Quality Portfolio	11
DFA Targeted Credit Portfolio	3
DFA Global Core Plus Fixed Income Portfolio	7
DFA Investment Grade Portfolio	32
DFA Diversified Fixed Income Portfolio	5
DFA LTIP Portfolio	1
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DFA Inflation-Protected Securities Portfolio	$23
DFA Short-Duration Real Return Portfolio	6
DFA Global Core Plus Real Return Portfolio	1

E. Purchases and Sales of Securities:
For the six months ended April 30, 2025, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$277,858	$401,325	$188,533	$40,122
DFA Two-Year Global Fixed Income Portfolio	39,625	406,553	382,122	175,718
DFA Selectively Hedged Global Fixed Income Portfolio	—	16,008	117,509	109,935
DFA Five-Year Global Fixed Income Portfolio	25,007	532,507	725,209	381,623
DFA World ex U.S. Government Fixed Income Portfolio	6,310	20,931	159,898	168,348
DFA Short-Term Government Portfolio	141,217	131,325	—	—
DFA Intermediate Government Fixed Income Portfolio	246,828	399,300	—	—
DFA Short-Term Extended Quality Portfolio	—	60,637	578,976	927,689
DFA Intermediate-Term Extended Quality Portfolio	—	11,354	211,556	199,428
DFA Targeted Credit Portfolio	—	—	288,999	229,552
DFA Global Core Plus Fixed Income Portfolio	17,998	15,003	526,345	518,766
DFA Investment Grade Portfolio	935,277	855,784	789,638	532,368
DFA Diversified Fixed Income Portfolio	409,806	273,017	12,341	25,875
DFA LTIP Portfolio	53,958	43,856	—	—
DFA Inflation-Protected Securities Portfolio	277,339	389,141	—	—
DFA Short-Duration Real Return Portfolio	35,967	71,165	379,564	233,526
DFA Global Core Plus Real Return Portfolio	8,039	8,642	62,380	58,253
For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
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The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments,  Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	—	$12,157	$12,157	—	—	—	—	$25	—
Total	—	$12,157	$12,157	—	—	—		$25	—
DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$41,680	$39,163	$80,843	$6	$(3)	$3	—	$256	—
Total	$41,680	$39,163	$80,843	$6	$(3)	$3		$256	—
DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$10,455	$47,515	$51,205	$1	$(1)	$6,765	585	$119	—
Total	$10,455	$47,515	$51,205	$1	$(1)	$6,765		$119	—
DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$83,348	$100,407	$183,510	$12	$(5)	$252	22	$566	—
Total	$83,348	$100,407	$183,510	$12	$(5)	$252		$566	—
DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$30,581	$227,100	$208,539	$(2)	$(5)	$49,135	4,249	$779	—
Total	$30,581	$227,100	$208,539	$(2)	$(5)	$49,135		$779	—
DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$30,062	$224,977	$183,741	$(3)	$(10)	$71,285	6,164	$1,328	—
Total	$30,062	$224,977	$183,741	$(3)	$(10)	$71,285		$1,328	—
DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$6,093	$106,479	$102,804	$(1)	$(2)	$9,765	844	$305	—
Total	$6,093	$106,479	$102,804	$(1)	$(2)	$9,765		$305	—
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	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$49,475	$163,973	$164,634	$(3)	$(1)	$48,810	4,220	—	—
Total	$49,475	$163,973	$164,634	$(3)	$(1)	$48,810		—	—
DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$402,706	$525,485	$612,132	$20	$(46)	$316,033	27,327	$7,206	—
Total	$402,706	$525,485	$612,132	$20	$(46)	$316,033		$7,206	—
DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio	$851,587	$12,342	$25,875	$(4,492)	$19,071	$852,633	76,332	$12,341	—
DFA Two-Year Global Fixed Income Portfolio	523,277	11,639	27,830	(452)	(39)	506,595	51,379	11,639	—
Total	$1,374,864	$23,981	$53,705	$(4,944)	$19,032	$1,359,228		$23,980	—
DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$12,168	$74,147	$66,356	$(1)	$(1)	$19,957	1,726	$257	—
Total	$12,168	$74,147	$66,356	$(1)	$(1)	$19,957		$257	—
DFA Global Core Plus Real Return Portfolio
The DFA Short Term Investment Fund	$5,628	$29,886	$29,264	—	—	$6,250	540	$116	—
Total	$5,628	$29,886	$29,264	—	—	$6,250		$116	—
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax,  net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and bond amortization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
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The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio
2023	$139,456	—	$139,456
2024	229,188	—	229,188
DFA Two-Year Global Fixed Income Portfolio
2023	118,218	—	118,218
2024	196,491	—	196,491
DFA Selectively Hedged Global Fixed Income Portfolio
2023	454	—	454
2024	38,276	—	38,276
DFA Five-Year Global Fixed Income Portfolio
2023	223,411	—	223,411
2024	493,009	—	493,009
DFA World ex U.S. Government Fixed Income Portfolio
2023	20,060	—	20,060
2024	42,826	—	42,826
DFA Short-Term Government Portfolio
2023	44,032	—	44,032
2024	74,582	—	74,582
DFA Intermediate Government Fixed Income Portfolio
2023	108,613	—	108,613
2024	152,473	—	152,473
DFA Short-Term Extended Quality Portfolio
2023	236,492	—	236,492
2024	249,366	—	249,366
DFA Intermediate-Term Extended Quality Portfolio
2023	46,186	—	46,186
2024	63,498	—	63,498
DFA Targeted Credit Portfolio
2023	29,651	—	29,651
2024	27,100	—	27,100
DFA Global Core Plus Fixed Income Portfolio
2023	78,104	—	78,104
2024	135,326	—	135,326
DFA Investment Grade Portfolio
2023	282,362	—	282,362
2024	399,073	—	399,073
DFA Diversified Fixed Income Portfolio
2023	50,318	—	50,318
2024	60,117	—	60,117
DFA LTIP Portfolio
2023	15,322	—	15,322
2024	19,275	—	19,275
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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Inflation-Protected Securities Portfolio
2023	$184,142	—	$184,142
2024	164,208	—	164,208
DFA Short-Duration Real Return Portfolio
2023	36,318	—	36,318
2024	70,751	—	70,751
DFA Global Core Plus Real Return Portfolio
2023	6,778	—	6,778
2024	12,500	—	12,500

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(4,334)	—	$(4,334)
DFA Two-Year Global Fixed Income Portfolio	(10,071)	—	(10,071)
DFA Selectively Hedged Global Fixed Income Portfolio	(2,517)	—	(2,517)
DFA Five-Year Global Fixed Income Portfolio	(24,039)	—	(24,039)
DFA World ex U.S. Government Fixed Income Portfolio	(3,226)	—	(3,226)
DFA Short-Term Government Portfolio	(1,732)	—	(1,732)
DFA Intermediate Government Fixed Income Portfolio	(3,292)	—	(3,292)
DFA Short-Term Extended Quality Portfolio	(10,893)	—	(10,893)
DFA Intermediate-Term Extended Quality Portfolio	(2,113)	—	(2,113)
DFA Targeted Credit Portfolio	(3,314)	—	(3,314)
DFA Global Core Plus Fixed Income Portfolio	(9,276)	—	(9,276)
DFA Investment Grade Portfolio	(15,436)	—	(15,436)
DFA Diversified Fixed Income Portfolio	(1,116)	—	(1,116)
DFA LTIP Portfolio	(466)	—	(466)
DFA Inflation-Protected Securities Portfolio	(4,699)	—	(4,699)
DFA Short-Duration Real Return Portfolio	(8,305)	—	(8,305)
DFA Global Core Plus Real Return Portfolio	(767)	—	(767)
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	$2,086	—	$(82,828)	$612	$(80,130)
DFA Two-Year Global Fixed Income Portfolio	68,355	—	(169,324)	741	(100,228)
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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Selectively Hedged Global Fixed Income Portfolio	$37,027	—	$(133,316)	$(1,719)	$(98,008)
DFA Five-Year Global Fixed Income Portfolio	105,407	—	(1,135,778)	2,973	(1,027,398)
DFA World ex U.S. Government Fixed Income Portfolio	10,762	—	(174,036)	(114,353)	(277,627)
DFA Short-Term Government Portfolio	8,176	—	(140,072)	(45)	(131,941)
DFA Intermediate Government Fixed Income Portfolio	18,938	—	(401,010)	(385,211)	(767,283)
DFA Short-Term Extended Quality Portfolio	13,464	—	(385,950)	(15,813)	(388,299)
DFA Intermediate-Term Extended Quality Portfolio	5,195	—	(193,051)	(66,142)	(253,998)
DFA Targeted Credit Portfolio	2,725	—	(43,394)	(8,435)	(49,104)
DFA Global Core Plus Fixed Income Portfolio	31,734	—	(354,159)	(124,612)	(447,037)
DFA Investment Grade Portfolio	95,745	—	(815,651)	(664,387)	(1,384,293)
DFA Diversified Fixed Income Portfolio	1,220	—	(77,905)	(124,629)	(201,314)
DFA LTIP Portfolio	2,018	—	(17,867)	(164,124)	(179,973)
DFA Inflation-Protected Securities Portfolio	7,328	—	(206,182)	(496,442)	(695,296)
DFA Short-Duration Real Return Portfolio	64,531	—	(12,055)	32,089	84,565
DFA Global Core Plus Real Return Portfolio	2,549	—	(26,551)	(5,785)	(29,787)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
DFA One-Year Fixed Income Portfolio	$82,828
DFA Two-Year Global Fixed Income Portfolio	169,324
DFA Selectively Hedged Global Fixed Income Portfolio	133,316
DFA Five-Year Global Fixed Income Portfolio	1,135,778
DFA World ex U.S. Government Fixed Income Portfolio	174,036
DFA Short-Term Government Portfolio	140,072
DFA Intermediate Government Fixed Income Portfolio	401,010
DFA Short-Term Extended Quality Portfolio	385,950
DFA Intermediate-Term Extended Quality Portfolio	193,051
DFA Targeted Credit Portfolio	43,394
DFA Global Core Plus Fixed Income Portfolio	354,159
DFA Investment Grade Portfolio	815,651
DFA Diversified Fixed Income Portfolio	77,905
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Total
DFA LTIP Portfolio	$17,867
DFA Inflation-Protected Securities Portfolio	206,182
DFA Short-Duration Real Return Portfolio	12,055
DFA Global Core Plus Real Return Portfolio	26,551
During the year ended October 31, 2024, the following Portfolios used capital loss carryforwards to offset realized capital gains for federal income tax purposes.
DFA One-Year Fixed Income Portfolio	$688
DFA Two-Year Global Fixed Income Portfolio	687
DFA Short-Term Government Portfolio	1,021
DFA Short-Duration Real Return Portfolio	38,527

As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$4,798,209	$1,020	$(837)	$183
DFA Two-Year Global Fixed Income Portfolio	4,394,779	33,250	(29,981)	3,269
DFA Selectively Hedged Global Fixed Income Portfolio	976,533	6,927	(9,484)	(2,557)
DFA Five-Year Global Fixed Income Portfolio	9,174,302	78,391	(100,236)	(21,845)
DFA World ex U.S. Government Fixed Income Portfolio	997,445	19,607	(134,576)	(114,969)
DFA Short-Term Government Portfolio	1,757,752	349	(53)	296
DFA Intermediate Government Fixed Income Portfolio	6,135,417	15,995	(279,927)	(263,932)
DFA Short-Term Extended Quality Portfolio	5,609,529	38,376	(49,463)	(11,087)
DFA Intermediate-Term Extended Quality Portfolio	1,951,050	17,716	(94,866)	(77,150)
DFA Targeted Credit Portfolio	844,230	18,921	(16,535)	2,386
DFA Global Core Plus Fixed Income Portfolio	2,715,753	50,979	(173,334)	(122,355)
DFA Investment Grade Portfolio	12,680,222	61,415	(662,314)	(600,899)
DFA Diversified Fixed Income Portfolio	1,792,473	5,001	(88,800)	(83,799)
DFA LTIP Portfolio	523,329	—	(152,846)	(152,846)
DFA Inflation-Protected Securities Portfolio	5,453,075	21,658	(387,091)	(365,433)
DFA Short-Duration Real Return Portfolio	1,926,077	14,646	(14,822)	(176)
DFA Global Core Plus Real Return Portfolio	273,286	5,369	(19,061)	(13,692)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales  or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
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G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Global Core Plus Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation.  As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by Portfolios.
3. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real
199

interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.
Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.
5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios' ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.
Repurchase agreements permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreements with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreements counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreements, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the repurchase agreements counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios' obligation under bankruptcy law to return the excess to the counterparty.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amounts in thousands):
	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$1,255,261	$ —
DFA Selectively Hedged Global Fixed Income Portfolio	297,008	—
DFA Five-Year Global Fixed Income Portfolio	3,181,933	—
DFA World ex U.S. Government Fixed Income Portfolio	1,176,253	—
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	Forward Currency Contracts*	Swap Contracts**
DFA Short-Term Extended Quality Portfolio	$1,650,292	$—
DFA Intermediate-Term Extended Quality Portfolio	312,757	—
DFA Targeted Credit Portfolio	310,510	—
DFA Global Core Plus Fixed Income Portfolio	1,617,575	—
DFA Investment Grade Portfolio	970,387	—
DFA Short-Duration Real Return Portfolio	497,898	1,895,000
DFA Global Core Plus Real Return Portfolio	160,660	252,143

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of agreements.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at April 30, 2025	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$3,268	$3,268	—
DFA Selectively Hedged Global Fixed Income Portfolio	1,137	1,137	—
DFA Five-Year Global Fixed Income Portfolio	16,565	16,565	—
DFA World ex U.S. Government Fixed Income Portfolio	3,669	3,669	—
DFA Short-Term Extended Quality Portfolio	5,000	5,000	—
DFA Intermediate-Term Extended Quality Portfolio	820	820	—
DFA Targeted Credit Portfolio	1,140	1,140	—
DFA Global Core Plus Fixed Income Portfolio	2,427	2,427	—
DFA Investment Grade Portfolio	240	240	—
DFA Short-Duration Real Return Portfolio	42,056	2,012	$40,044
DFA Global Core Plus Real Return Portfolio	7,889	209	7,680

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.

Liability Derivatives Value
	Total Value at April 30, 2025	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(26,158)	$(26,158)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(5,584)	(5,584)	—
DFA Five-Year Global Fixed Income Portfolio	(81,579)	(81,579)	—
DFA World ex U.S. Government Fixed Income Portfolio	(34,625)	(34,625)	—
DFA Short-Term Extended Quality Portfolio	(31,567)	(31,567)	—
DFA Intermediate-Term Extended Quality Portfolio	(6,288)	(6,288)	—
DFA Targeted Credit Portfolio	(10,373)	(10,373)	—
DFA Global Core Plus Fixed Income Portfolio	(39,279)	(39,279)	—
DFA Investment Grade Portfolio	(18,495)	(18,495)	—
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Liability Derivatives Value
	Total Value at April 30, 2025	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Short-Duration Real Return Portfolio	$(7,514)	$(7,461)	$(53)
DFA Global Core Plus Real Return Portfolio	(6,358)	(5,223)	(1,135)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)	Swap Contracts (3)
DFA Two-Year Global Fixed Income Portfolio	$26,555	$26,555	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	7,578	7,578	—	—
DFA Five-Year Global Fixed Income Portfolio	96,792	96,792	—	—
DFA World ex U.S. Government Fixed Income Portfolio	24,204	24,204	—	—
DFA Short-Term Extended Quality Portfolio	45,325	45,325	—	—
DFA Intermediate-Term Extended Quality Portfolio	11,769	11,769	—	—
DFA Targeted Credit Portfolio	2,112	2,112	—	—
DFA Global Core Plus Fixed Income Portfolio	32,851	32,851	—	—
DFA Investment Grade Portfolio	37,883	37,883	—	—
DFA Short-Duration Real Return Portfolio	26,240	13,942	$(28)	$12,326
DFA Global Core Plus Real Return Portfolio	4,975	4,275	(2)	702

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Swap Contracts (5)
DFA Two-Year Global Fixed Income Portfolio	$(37,262)	$(37,262)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(6,851)	(6,851)	—
DFA Five-Year Global Fixed Income Portfolio	(104,972)	(104,972)	—
DFA World ex U.S. Government Fixed Income Portfolio	(44,643)	(44,643)	—
DFA Short-Term Extended Quality Portfolio	(44,652)	(44,652)	—
DFA Intermediate-Term Extended Quality Portfolio	(9,994)	(9,994)	—
DFA Targeted Credit Portfolio	(9,961)	(9,961)	—
DFA Global Core Plus Fixed Income Portfolio	(55,217)	(55,217)	—
DFA Investment Grade Portfolio	(35,360)	(35,360)	—
DFA Short-Duration Real Return Portfolio	(8,297)	(12,194)	$3,897
DFA Global Core Plus Real Return Portfolio	(7,084)	(6,595)	(489)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
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(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.
203

The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2025 (amounts in thousands):
		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Two-Year Global Fixed Income Portfolio
Bank of America Corp.	$766	$766	$(766)	—	—	—	$1,594	$1,594	$(766)	—	—	$828
Societe Generale	—	—	—	—	—	—	2,642	2,642	—	—	—	2,642
Royal Bank of Canada	—	—	—	—	—	—	7,082	7,082	—	—	—	7,082
State Street Bank and Trust	1,985	1,985	(1,985)	—	—	—	9,642	9,642	(1,985)	—	—	7,657
Australia and New Zealand Bank	—	—	—	—	—	—	925	925	—	—	—	925
Citibank, N.A.	489	489	(489)	—	—	—	3,922	3,922	(489)	—	—	3,433
HSBC Bank	—	—	—	—	—	—	351	351	—	—	—	351
Bank of New York Mellon	28	28	—	—	—	$28	—	—	—	—	—	—
Total	$3,268	$3,268	$(3,240)	—	—	$28	$26,158	$26,158	$(3,240)	—	—	$22,918
DFA Selectively Hedged Global Fixed Income Portfolio
Citibank, N.A.	$94	$94	$(94)	—	—	—	$3,266	$3,266	$(94)	—	—	$3,172
UBS AG	360	360	(360)	—	—	—	598	598	(360)	—	—	238
Bank of America Corp.	403	403	(275)	—	—	$128	275	275	(275)	—	—	—
Goldman Sachs Capital Markets L.P.	63	63	(63)	—	—	—	183	183	(63)	—	—	120
NatWest Markets PLC	94	94	(39)	—	—	55	39	39	(39)	—	—	—
State Street Bank and Trust	10	10	(10)	—	—	—	293	293	(10)	—	—	283
HSBC Bank	95	95	(82)	—	—	13	82	82	(82)	—	—	—
Royal Bank of Canada	—	—	—	—	—	—	491	491	—	—	—	491
Australia and New Zealand Bank	18	18	(18)	—	—	—	357	357	(18)	—	—	339
Total	$1,137	$1,137	$(941)	—	—	$196	$5,584	$5,584	$(941)	—	—	$4,643
DFA Five-Year Global Fixed Income Portfolio
Citibank, N.A.	$5,266	$5,266	$(5,266)	—	—	—	$15,693	$15,693	$(5,266)	—	—	$10,427
Bank of America Corp.	—	—	—	—	—	—	12,697	12,697	—	—	—	12,697
Royal Bank of Canada	727	727	(727)	—	—	—	11,200	11,200	(727)	—	—	10,473
UBS AG	—	—	—	—	—	—	3,682	3,682	—	—	—	3,682
Societe Generale	4,211	4,211	(4,211)	—	—	—	10,648	10,648	(4,211)	—	—	6,437
State Street Bank and Trust	4,353	4,353	(4,353)	—	—	—	13,268	13,268	(4,353)	—	—	8,915
HSBC Bank	21	21	(21)	—	—	—	3,721	3,721	(21)	—	—	3,700
Australia and New Zealand Bank	—	—	—	—	—	—	4,625	4,625	—	—	—	4,625
Bank of New York Mellon	1,987	1,987	(1,987)	—	—	—	6,045	6,045	(1,987)	—	—	4,058
Total	$16,565	$16,565	$(16,565)	—	—	—	$81,579	$81,579	$(16,565)	—	—	$65,014
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		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA World ex U.S. Government Fixed Income Portfolio
Citibank, N.A.	$99	$99	$(99)	—	—	—	$9,238	$9,238	$(99)	—	—	$9,139
UBS AG	483	483	(483)	—	—	—	1,599	1,599	(483)	—	—	1,116
Societe Generale	714	714	(714)	—	—	—	2,448	2,448	(714)	—	—	1,734
State Street Bank and Trust	918	918	(918)	—	—	—	4,791	4,791	(918)	—	—	3,873
Bank of New York Mellon	348	348	(348)	—	—	—	3,621	3,621	(348)	—	—	3,273
Royal Bank of Canada	334	334	(334)	—	—	—	4,790	4,790	(334)	—	—	4,456
Bank of America Corp.	629	629	(629)	—	—	—	2,086	2,086	(629)	—	—	1,457
Barclays Capital	144	144	(144)	—	—	—	3,772	3,772	(144)	—	—	3,628
Australia and New Zealand Bank	—	—	—	—	—	—	2,280	2,280	—	—	—	2,280
Total	$3,669	$3,669	$(3,669)	—	—	—	$34,625	$34,625	$(3,669)	—	—	$30,956
DFA Short-Term Extended Quality Portfolio
State Street Bank and Trust	$1,666	$1,666	$(1,666)	—	—	—	$11,516	$11,516	$(1,666)	—	—	$9,850
UBS AG	301	301	(301)	—	—	—	2,100	2,100	(301)	—	—	1,799
Citibank, N.A.	909	909	(909)	—	—	—	3,963	3,963	(909)	—	—	3,054
Bank of America Corp.	1,569	1,569	(1,569)	—	—	—	5,361	5,361	(1,569)	—	—	3,792
Royal Bank of Canada	140	140	(140)	—	—	—	5,321	5,321	(140)	—	—	5,181
Societe Generale	193	193	(193)	—	—	—	1,425	1,425	(193)	—	—	1,232
Australia and New Zealand Bank	—	—	—	—	—	—	1,881	1,881	—	—	—	1,881
HSBC Bank	222	222	—	—	—	$222	—	—	—	—	—	—
Total	$5,000	$5,000	$(4,778)	—	—	$222	$31,567	$31,567	$(4,778)	—	—	$26,789
DFA Intermediate-Term Extended Quality Portfolio
UBS AG	$2	$2	$(2)	—	—	—	$2,440	$2,440	$(2)	—	—	$2,438
Bank of America Corp.	147	147	(147)	—	—	—	576	576	(147)	—	—	429
Citibank, N.A.	103	103	(27)	—	—	$76	27	27	(27)	—	—	—
State Street Bank and Trust	568	568	(568)	—	—	—	2,204	2,204	(568)	—	—	1,636
Royal Bank of Canada	—	—	—	—	—	—	380	380	—	—	—	380
Australia and New Zealand Bank	—	—	—	—	—	—	644	644	—	—	—	644
HSBC Bank	—	—	—	—	—	—	17	17	—	—	—	17
Total	$820	$820	$(744)	—	—	$76	$6,288	$6,288	$(744)	—	—	$5,544
205

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Targeted Credit Portfolio
Bank of America Corp.	—	—	—	—	—	—	$5,234	$5,234	—	—	—	$5,234
State Street Bank and Trust	$105	$105	$(105)	—	—	—	4,836	4,836	$(105)	—	—	4,731
UBS AG	354	354	(189)	—	—	$165	189	189	(189)	—	—	—
HSBC Bank	428	428	(57)	—	—	371	57	57	(57)	—	—	—
Citibank, N.A.	69	69	(55)	—	—	14	55	55	(55)	—	—	—
Societe Generale	—	—	—	—	—	—	2	2	—	—	—	2
Royal Bank of Canada	184	184	—	—	—	184	—	—	—	—	—	—
Total	$1,140	$1,140	$(406)	—	—	$734	$10,373	$10,373	$(406)	—	—	$9,967
DFA Global Core Plus Fixed Income Portfolio
Citibank, N.A.	$291	$291	$(291)	—	—	—	$16,642	$16,642	$(291)	—	—	$16,351
UBS AG	812	812	(812)	—	—	—	1,722	1,722	(812)	—	—	910
State Street Bank and Trust	521	521	(521)	—	—	—	7,519	7,519	(521)	—	—	6,998
Bank of New York Mellon	—	—	—	—	—	—	138	138	—	—	—	138
Bank of America Corp.	640	640	(640)	—	—	—	1,713	1,713	(640)	—	—	1,073
Goldman Sachs Capital Markets L.P.	53	53	—	—	—	$53	—	—	—	—	—	—
Societe Generale	95	95	(95)	—	—	—	7,034	7,034	(95)	—	—	6,939
Royal Bank of Canada	15	15	(15)	—	—	—	4,284	4,284	(15)	—	—	4,269
Australia and New Zealand Bank	—	—	—	—	—	—	135	135	—	—	—	135
HSBC Bank	—	—	—	—	—	—	92	92	—	—	—	92
Total	$2,427	$2,427	$(2,374)	—	—	$53	$39,279	$39,279	$(2,374)	—	—	$36,905
DFA Investment Grade Portfolio
Citibank, N.A.	—	—	—	—	—	—	$5,297	$5,297	—	—	—	$5,297
State Street Bank and Trust	—	—	—	—	—	—	2,745	2,745	—	—	—	2,745
Royal Bank of Canada	$226	$226	$(226)	—	—	—	9,183	9,183	$(226)	—	—	8,957
Societe Generale	14	14	(14)	—	—	—	897	897	(14)	—	—	883
Australia and New Zealand Bank	—	—	—	—	—	—	373	373	—	—	—	373
Total	$240	$240	$(240)	—	—	—	$18,495	$18,495	$(240)	—	—	$18,255
206

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Short-Duration Real Return Portfolio
Citibank, N.A.	$10,162	$10,162	$(1,993)	—	$(4,530)	$3,639	$1,993	$1,993	$(1,993)	—	—	—
Deutsche Bank AG	22,406	22,406	—	—	(19,670)	2,736	—	—	—	—	—	—
Bank of America Corp.	6,725	6,725	(30)	$(5,379)	—	1,316	30	30	(30)	—	—	—
Morgan Stanley and Co. International	1,576	1,576	—	—	(264)	1,312	—	—	—	—	—	—
State Street Bank and Trust	410	410	(410)	—	—	—	1,894	1,894	(410)	—	—	$1,484
Royal Bank of Canada	—	—	—	—	—	—	1,267	1,267	—	—	—	1,267
UBS AG	320	320	(320)	—	—	—	1,603	1,603	(320)	—	—	1,283
Societe Generale	257	257	(257)	—	—	—	547	547	(257)	—	—	290
Australia and New Zealand Bank	17	17	(17)	—	—	—	124	124	(17)	—	—	107
HSBC Bank	183	183	(56)	—	—	127	56	56	(56)	—	—	—
Total	$42,056	$42,056	$(3,083)	$(5,379)	$(24,464)	$9,130	$7,514	$7,514	$(3,083)	—	—	$4,431
DFA Global Core Plus Real Return Portfolio
Bank of America Corp.	$4,516	$4,516	$(400)	$(4,116)	—	—	$400	$400	$(400)	—	—	—
Deutsche Bank AG	2,778	2,778	(85)	—	—	$2,693	85	85	(85)	—	—	—
Morgan Stanley and Co. International	274	274	(274)	—	—	—	486	486	(274)	—	—	$212
Citibank, N.A.	238	238	(238)	—	—	—	2,309	2,309	(238)	—	—	2,071
Societe Generale	29	29	(29)	—	—	—	871	871	(29)	—	—	842
Royal Bank of Canada	37	37	—	—	—	37	—	—	—	—	—	—
UBS AG	—	—	—	—	—	—	856	856	—	—	—	856
State Street Bank and Trust	16	16	(16)	—	—	—	1,027	1,027	(16)	—	—	1,011
Australia and New Zealand Bank	—	—	—	—	—	—	324	324	—	—	—	324
HSBC Bank	1	1	—	—	—	1	—	—	—	—	—	—
Total	$7,889	$7,889	$(1,042)	$(4,116)	—	$2,731	$6,358	$6,358	$(1,042)	—	—	$5,316

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the
207

parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2025.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2025.
I. Securities Lending:
Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate
208

the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
J. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
K. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i)engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
L. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
M. Other:
As of April 30, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA One-Year Fixed Income Portfolio	5	77%
DFA Two-Year Global Fixed Income Portfolio	4	81%
DFA Selectively Hedged Global Fixed Income Portfolio	2	82%
DFA Five-Year Global Fixed Income Portfolio	2	82%
DFA World ex U.S. Government Fixed Income Portfolio	4	89%
209

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Short-Term Government Portfolio	4	84%
DFA Intermediate Government Fixed Income Portfolio	3	84%
DFA Short-Term Extended Quality Portfolio	3	79%
DFA Intermediate-Term Extended Quality Portfolio	2	88%
DFA Targeted Credit Portfolio	2	89%
DFA Global Core Plus Fixed Income Portfolio	4	89%
DFA Investment Grade Portfolio	3	76%
DFA Diversified Fixed Income Portfolio	2	92%
DFA LTIP Portfolio	8	91%
DFA Inflation-Protected Securities Portfolio	3	48%
DFA Short-Duration Real Return Portfolio	2	82%
DFA Global Core Plus Real Return Portfolio	2	95%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
N. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
210

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
211

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
212

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
213

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on November 1, 2024, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements.  Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities.  The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports.  The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
214

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
215

216

DFA-043025-002S

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2025 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Municipal Real Return Portfolio
DFA California Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
DFA MN Municipal Bond Portfolio
DFA Oregon Municipal Bond Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USD	United States Dollars

Investment Footnotes
†	See Note B to Financial Statements.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

^	Denominated in USD, unless otherwise noted.
Financial Highlights
*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Ʊ	Commencement of Operations

1

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.8%)
ALABAMA — (0.7%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,210	$1,239,951
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,590	2,654,111
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,780	4,898,320
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	780	798,608
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	1,035	1,059,692
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,160	1,200,389
TOTAL ALABAMA		11,851,071
ARIZONA — (3.0%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/28	1,840	1,843,261
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,610	1,611,376
City of Phoenix (GO)
5.000%, 07/01/27	1,700	1,772,717
City of Tempe (GO)
5.000%, 07/01/26	1,750	1,791,984
5.000%, 07/01/27	955	995,850
City of Tucson (GO) Series 2018-B
5.000%, 07/01/25	650	651,505
5.000%, 07/01/26	4,160	4,257,389
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	$1,020,885
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,325,680
County of Pima Sewer System Revenue (RB)
5.000%, 07/01/25	670	671,801
Maricopa County School District No. 3 Tempe Elementary (GO) Series A
5.000%, 07/01/25	315	315,746
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	1,350	1,382,388
5.000%, 07/01/27	2,940	3,065,758
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	660	675,834
5.000%, 07/01/27	2,260	2,356,671
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/25	1,205	1,208,035
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/31	6,040	6,199,013
5.000%, 01/01/34	2,670	2,727,221
5.000%, 12/01/34	9,590	9,602,037
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 01/01/26	2,825	2,860,520
Town of Gilbert (GO)
5.000%, 07/15/27	1,515	1,582,546

2

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
University of Arizona (RB) Series A
5.000%, 06/01/26	1,000	$1,001,544
TOTAL ARIZONA		48,919,761
CALIFORNIA — (6.4%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,252,052
California State Public Works Board (RB) Series D
5.000%, 04/01/27	940	965,396
5.000%, 05/01/28	2,235	2,361,464
California State University (RB) Series A
4.000%, 11/01/36	7,000	6,940,369
County of Los Angeles (RN)
5.000%, 06/30/25	17,250	17,285,623
County of Riverside (RN)
5.000%, 06/30/25	9,570	9,589,763
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	15	15,041
5.000%, 07/01/26	1,065	1,090,797
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/26	1,110	1,136,887
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	790	790,000
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/38	2,160	2,116,960
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,692,426
San Mateo County Transit District (RB) Series A
4.000%, 06/01/32	1,000	1,000,419
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	540,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO)
5.000%, 10/01/25	1,570	$1,572,139
5.000%, 08/01/26	9,015	9,235,415
5.000%, 12/01/26	5,535	5,705,481
5.000%, 04/01/27	7,000	7,259,328
5.000%, 03/01/28	1,000	1,053,641
5.000%, 08/01/29	1,000	1,021,025
5.000%, 10/01/29	1,020	1,035,776
5.000%, 08/01/30	1,570	1,600,299
5.000%, 09/01/31	2,900	2,953,149
5.000%, 03/01/32	1,000	1,000,514
4.000%, 09/01/32	1,000	1,002,960
5.000%, 08/01/33	1,420	1,443,563
4.000%, 08/01/35	725	718,554
5.000%, 08/01/35	8,335	8,359,842
4.000%, 08/01/37	3,000	2,958,885
State of California (GO) Series B
5.000%, 09/01/25	3,195	3,213,294
University of California (RB) Series AY
4.000%, 05/15/35	1,895	1,905,432
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,155,939
TOTAL CALIFORNIA		104,972,433
COLORADO — (2.7%)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	660	667,250
5.000%, 12/15/26	7,640	7,890,378
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG) Series B
5.000%, 12/15/30	1,595	1,630,122
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,225	3,260,623
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,417,411
5.000%, 12/15/27	3,450	3,630,980

3

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,915	$3,960,425
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	3,045	3,133,795
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	1,815	1,816,577
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,255	3,355,421
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	3,750	3,790,146
5.000%, 12/01/26	3,175	3,276,158
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	460	474,728
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG) Series 1
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	710	718,470
Metro Wastewater Reclamation District (RB) Series A
5.000%, 04/01/27	2,535	2,632,643
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	475	$480,140
TOTAL COLORADO		44,135,267
CONNECTICUT — (3.1%)
City of Danbury (GO)
4.000%, 02/23/26	15,000	15,098,096
Town of Cheshire (GO)
4.000%, 04/14/26	10,000	10,082,022
Town of Greenwich (GO)
4.000%, 02/05/26	17,525	17,637,880
Town of Madison (GO)
3.500%, 12/18/25	7,355	7,366,922
TOTAL CONNECTICUT		50,184,920
DISTRICT OF COLUMBIA — (0.8%)
District of Columbia (GO) Series A
5.000%, 06/01/34	2,760	2,826,343
5.000%, 06/01/36	1,000	1,020,614
District of Columbia (GO) Series B
5.000%, 06/01/25	1,245	1,246,613
District of Columbia (GO) Series D
5.000%, 06/01/35	5,335	5,454,209
District of Columbia (GO) Series E
5.000%, 06/01/26	2,355	2,407,635
TOTAL DISTRICT OF COLUMBIA		12,955,414
FLORIDA — (2.6%)
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/32	1,080	1,086,838
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/25	280	281,973
5.000%, 10/01/26	180	185,027
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	375	375,978

4

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Broward Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	1,355	$1,364,367
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,450	1,457,828
State of Florida (GO) Series A
5.000%, 06/01/25	4,770	4,776,145
5.000%, 06/01/26	8,175	8,356,929
5.000%, 07/01/26	1,135	1,162,539
5.000%, 07/01/27	1,165	1,193,371
State of Florida (GO) Series B
5.000%, 06/01/25	3,120	3,124,020
State of Florida (GO) Series C
4.000%, 06/01/31	1,265	1,270,374
State of Florida (GO) Series E
5.000%, 06/01/25	3,035	3,038,910
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/25	947	949,551
5.000%, 07/01/26	1,128	1,154,453
4.000%, 07/01/35	6,726	6,749,357
4.000%, 07/01/36	6,261	6,276,834
TOTAL FLORIDA		42,804,494
GEORGIA — (2.8%)
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,400	3,553,426
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,215	26,370,546
Richmond County Board of Education (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,115	1,122,905
State of Georgia (GO) Series A
5.000%, 07/01/26	1,285	1,316,029
5.000%, 07/01/27	8,155	8,512,758
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
State of Georgia (GO) Series C
4.000%, 07/01/29	4,000	$4,156,490
State of Georgia (GO) Series F
5.000%, 01/01/27	1,315	1,359,959
TOTAL GEORGIA		46,392,113
HAWAII — (1.0%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,380	3,408,837
5.000%, 07/01/26	90	92,170
City & County of Honolulu (GO) Series B
5.000%, 07/01/25	115	115,313
5.000%, 10/01/25	500	503,436
5.000%, 07/01/26	110	112,652
5.000%, 10/01/26	700	704,901
County of Hawaii (GO)
5.000%, 09/01/27	195	203,659
County of Kauai (GO)
5.000%, 08/01/25	520	522,118
State of Hawaii (GO) Series FG
4.000%, 10/01/32	1,740	1,744,568
State of Hawaii (GO) Series FH
5.000%, 10/01/26	1,990	2,047,843
State of Hawaii (GO) Series FK
4.000%, 05/01/32	7,620	7,675,112
TOTAL HAWAII		17,130,609
ILLINOIS — (0.2%)
County of Will (GO)
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,060	1,070,149
Illinois Finance Authority (RB)
2.450%, 08/01/43	2,120	2,120,000
TOTAL ILLINOIS		3,190,149
IOWA — (0.5%)
City of Des Moines (GO) Series A
5.000%, 06/01/25	1,975	1,977,423
City of Des Moines (GO) Series D
5.000%, 06/01/25	1,520	1,521,865

5

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
IOWA — (Continued)
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	$1,316,352
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,079,203
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	2,970,983
TOTAL IOWA		8,865,826
KANSAS — (0.9%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	2,000	2,017,826
City of Merriam (GO)
5.000%, 10/01/25	350	352,436
City of Olathe (GO) Series A
5.000%, 08/01/25	9,290	9,323,576
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,525	1,567,351
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,111,298
TOTAL KANSAS		15,372,487
KENTUCKY — (1.3%)
Louisville & Jefferson County Metropolitan Sewer District (RB)
4.000%, 05/15/31	1,430	1,431,279
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/25	1,640	1,641,000
Louisville Water Co. (RB)
5.000%, 11/15/27	4,000	4,201,672
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	6,235	6,304,330
5.000%, 04/01/28	7,885	8,310,022
TOTAL KENTUCKY		21,888,303
	Face Amount	Value†
	(000)
LOUISIANA — (0.6%)
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/28	1,175	$1,234,689
State of Louisiana (GO) Series B
5.000%, 08/01/25	5,025	5,043,743
State of Louisiana (GO) Series E
5.000%, 06/01/25	4,065	4,069,684
TOTAL LOUISIANA		10,348,116
MAINE — (0.2%)
City of Portland (GO)
5.000%, 05/01/27	1,015	1,055,604
Maine Turnpike Authority (RB)
5.000%, 07/01/27	570	594,246
State of Maine (GO) Series D
5.000%, 06/01/28	820	869,197
TOTAL MAINE		2,519,047
MARYLAND — (3.7%)
City of Baltimore (GO) Series A
5.000%, 10/15/26	800	823,639
County of Anne Arundel (GO)
5.000%, 04/01/26	6,685	6,811,307
5.000%, 10/01/32	1,925	1,965,790
County of Baltimore (GO)
5.000%, 07/01/25	885	887,367
5.000%, 07/01/26	1,310	1,341,160
5.000%, 08/01/26	3,850	3,867,399
County of Charles (GO)
5.000%, 10/01/25	390	392,878
County of Howard (GO) Series A
5.000%, 02/15/27	2,435	2,523,667
County of Montgomery (GO) Series C
5.000%, 10/01/26	5,640	5,803,849
5.000%, 10/01/27	6,710	7,039,557
County of Prince George's (GO) Series A
5.000%, 08/01/25	1,265	1,270,257
County of Wicomico (GO) Series A
5.000%, 12/01/25	1,000	1,011,242

6

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
State of Maryland (GO) Series 2ND
5.000%, 08/01/26	1,025	$1,051,857
State of Maryland (GO) Series A
5.000%, 08/01/25	2,695	2,706,887
5.000%, 03/15/26	1,230	1,252,662
4.000%, 08/01/26	5,400	5,401,653
5.000%, 03/15/28	8,050	8,514,384
State of Maryland (GO) Series B
5.000%, 08/01/25	535	537,360
5.000%, 08/01/26	5,640	5,787,781
Washington Suburban Sanitary Commission (RB)
3.000%, 06/01/26	2,160	2,156,831
TOTAL MARYLAND		61,147,527
MASSACHUSETTS — (6.4%)
City of Quincy (GO)
5.000%, 07/25/25	4,000	4,014,096
City of Somerville (GO)
4.500%, 05/30/25	4,115	4,118,777
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/27	6,215	6,356,524
5.000%, 07/01/28	1,000	1,061,171
5.000%, 07/01/35	14,000	14,033,948
5.000%, 07/01/36	2,485	2,491,026
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/32	800	814,258
Commonwealth of Massachusetts (GO) Series D
5.000%, 07/01/26	740	757,955
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,030	1,080,948
Commonwealth of Massachusetts (GO) Series I
5.000%, 12/01/31	1,510	1,548,591
5.000%, 12/01/35	16,550	16,865,024
Massachusetts Development Finance Agency (RB) Series A
5.000%, 10/15/25	2,390	2,409,137
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
4.000%, 07/15/36	5,375	$5,262,206
Massachusetts School Building Authority (RB) Series A
5.000%, 11/15/25	3,240	3,272,756
Town of Easton (GO)
4.000%, 03/05/26	2,019	2,032,995
Town of Hingham (GO)
4.000%, 02/13/26	8,870	8,924,939
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,021,042
Town of Swampscott (GO)
4.000%, 03/05/26	1,584	1,596,164
Town of Westborough (GO)
4.000%, 03/27/26	16,500	16,620,691
Town of Winchester (GO) Series B
4.000%, 03/26/26	10,500	10,585,897
TOTAL MASSACHUSETTS		104,868,145
MICHIGAN — (0.4%)
L'Anse Creuse Public Schools (GO) (Q-SBLF)
¤ 5.000%, 05/01/27 (Pre-refunded @ $100, 5/1/25)	1,025	1,025,000
Michigan Finance Authority (RB)
¤ 5.000%, 11/15/31 (Pre-refunded @ $100, 5/15/25)	1,200	1,200,676
¤ 5.000%, 11/15/45 (Pre-refunded @ $100, 5/15/25)	1,715	1,715,966
Michigan State University (RB) Series A
5.000%, 08/15/25	1,545	1,552,309
State of Michigan (GO) Series A
5.000%, 05/01/25	1,795	1,795,000
TOTAL MICHIGAN		7,288,951
MINNESOTA — (3.9%)
County of Hennepin (GO) Series A
5.000%, 12/01/31	4,415	4,561,206
5.000%, 12/01/32	1,185	1,216,382
County of Hennepin (GO) Series C
5.000%, 12/01/31	1,035	1,063,055

7

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series B
5.000%, 12/01/25	1,925	$1,946,069
5.000%, 03/01/27	4,360	4,523,302
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	2,738,267
State of Minnesota (GO) Series A
5.000%, 08/01/25	12,195	12,245,712
5.000%, 09/01/25	2,130	2,142,204
5.000%, 08/01/27	14,250	14,897,397
5.000%, 08/01/28	6,075	6,463,112
5.000%, 08/01/33	1,065	1,082,766
State of Minnesota (GO) Series B
5.000%, 08/01/25	5,000	5,020,792
4.000%, 08/01/32	3,715	3,716,854
State of Minnesota (GO) Series D
5.000%, 08/01/25	1,715	1,722,132
University of Minnesota (RB) Series B
5.000%, 10/01/25	810	815,941
TOTAL MINNESOTA		64,155,191
MISSISSIPPI — (0.6%)
State of Mississippi (GO) Series A
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 10/1/25)	5,355	5,371,503
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,690	4,827,343
TOTAL MISSISSIPPI		10,198,846
MISSOURI — (0.5%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,110	1,125,052
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/29	1,825	1,874,208
Curators of the University of Missouri (RB)
5.000%, 11/01/25	3,000	3,026,657
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	$161,289
North Kansas City School District No. 74 (GO) Series B
4.000%, 03/01/26	2,205	2,221,973
TOTAL MISSOURI		8,409,179
NEBRASKA — (0.6%)
County of Sarpy (GO)
5.000%, 06/01/26	1,110	1,134,676
5.000%, 06/01/27	2,535	2,620,980
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,035	3,082,935
Omaha Public Power District (RB) Series A
5.000%, 02/01/31	1,000	1,012,186
Omaha School District (GO)
5.000%, 12/15/25	1,365	1,379,751
TOTAL NEBRASKA		9,230,528
NEVADA — (1.1%)
Clark County Water Reclamation District (GO)
4.000%, 07/01/34	1,800	1,803,056
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,610	12,076,774
5.000%, 06/01/33	1,475	1,494,246
5.000%, 06/01/37	1,005	1,014,916
State of Nevada (GO) Series A
5.000%, 05/01/25	1,445	1,445,000
TOTAL NEVADA		17,833,992
NEW JERSEY — (5.9%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	999,571
City of Ventnor City (GO)
4.500%, 07/01/25	3,000	3,004,304
County of Essex (GO)
4.250%, 07/10/25	8,085	8,094,567
County of Hudson (GO)
4.000%, 02/26/26	10,000	10,067,820
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,493,001

8

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
4.000%, 02/01/28	3,290	$3,382,195
County of Monmouth (GO)
5.000%, 06/03/25	1,115	1,116,352
Monmouth County Improvement Authority (RN)
4.000%, 03/13/26	13,500	13,589,363
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,075	6,314,497
New Jersey Economic Development Authority (RB) Series XX
¤ 5.250%, 06/15/27 (Pre-refunded @ $100, 6/15/25)	1,465	1,468,146
Princeton (GO)
4.000%, 02/19/26	13,000	13,087,748
Township of Hamilton/Mercer County (GO) Series A
5.000%, 05/14/25	10,040	10,044,349
Township of Livingston (GO)
4.000%, 12/05/25	4,000	4,015,116
Township of Parsippany-Troy Hills (GO)
4.000%, 10/29/25	9,000	9,024,209
Township of Toms River (GO)
4.000%, 06/01/27	865	883,296
4.000%, 06/01/28	1,255	1,292,822
Township of Woodbridge (GO)
4.000%, 03/13/26	6,640	6,686,807
TOTAL NEW JERSEY		96,564,163
NEW MEXICO — (0.7%)
City of Albuquerque (GO) Series A
5.000%, 07/01/25	5,015	5,028,053
	Face Amount	Value†
	(000)
NEW MEXICO — (Continued)
State of New Mexico Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	$5,712,153
TOTAL NEW MEXICO		10,740,206
NEW YORK — (8.8%)
City of New York (GO) Series A1
5.000%, 08/01/38	1,885	1,901,407
City of New York (GO) Series A-4
2.500%, 09/01/49	6,640	6,640,000
City of New York (GO) Series B-1
5.000%, 10/01/35	2,600	2,668,076
5.000%, 12/01/38	1,610	1,627,376
City of New York (GO) Series B-5
2.550%, 10/01/46	1,025	1,025,000
City of New York (GO) Series C
5.000%, 08/01/25	3,095	3,107,472
5.000%, 08/01/26	4,535	4,647,006
5.000%, 08/01/27	615	640,770
City of New York (GO) Series E
5.000%, 08/01/26	4,005	4,103,915
City of New York (GO) Series F-1
5.000%, 06/01/34	2,450	2,452,984
City of Rochester (GO) Series I
4.000%, 02/26/26	4,920	4,949,769
City of Rochester (GO) Series III
5.000%, 07/31/25	10,000	10,034,375
Empire State Development Corp. (RB) Series A
5.000%, 03/15/26 (Pre-refunded @ $100, 3/15/26)	1,365	1,389,467
5.000%, 03/15/26	5,645	5,746,183
5.000%, 03/15/32	2,145	2,196,044
5.000%, 03/15/38	3,675	3,689,468
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/25	320	323,294
5.000%, 11/15/26	255	262,889

9

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/26	1,010	$1,028,103
5.000%, 02/15/31	865	887,210
5.000%, 03/15/32	7,495	7,847,993
5.000%, 02/15/33	4,970	5,055,114
5.000%, 03/15/35	5,660	5,753,774
5.000%, 03/15/36	4,395	4,456,026
5.000%, 02/15/37	2,870	2,916,240
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/32	1,500	1,543,485
5.000%, 02/15/37	1,655	1,686,565
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	9,000	9,342,991
5.000%, 03/15/38	4,000	4,104,729
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	7,266,771
Port Authority of New York & New Jersey (RB) Series 194
5.000%, 10/15/33	1,845	1,856,327
5.000%, 10/15/35	5,090	5,120,789
Port Authority of New York & New Jersey (RB) Series 248
5.000%, 01/15/28	1,000	1,049,660
Town of Amherst (GO)
4.000%, 10/30/25	6,710	6,729,880
Town of East Hampton (GO) Series A
4.000%, 08/15/25	5,025	5,032,423
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	13,000	13,032,040
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/36	1,160	1,175,760
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/25	775	782,098
Triborough Bridge & Tunnel Authority (RB) Series B-1
2.600%, 01/01/33	400	400,000
TOTAL NEW YORK		144,473,473
	Face Amount	Value†
	(000)
NORTH CAROLINA — (0.9%)
Cape Fear Public Utility Authority (RB)
5.000%, 04/01/27	275	$284,946
5.000%, 04/01/28	300	315,977
Charlotte-Mecklenburg Hospital Authority (RB) Series C
2.350%, 01/15/37	5,100	5,100,000
City of Charlotte (GO)
5.000%, 07/01/25	1,530	1,534,144
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/25	535	536,449
5.000%, 07/01/27	1,925	2,009,313
County of Cabarrus (RB) Series B
5.000%, 08/01/25	970	973,786
County of Gaston (GO)
5.000%, 02/01/26	2,500	2,536,657
North Carolina Capital Facilities Finance Agency (RB) Series B
¤ 5.000%, 10/01/55 (Pre-refunded @ $100, 10/1/25)	575	579,369
TOTAL NORTH CAROLINA		13,870,641
OHIO — (2.7%)
City of Cincinnati (GO) Series B
5.000%, 12/01/25	1,995	2,016,733
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,325	4,409,320
City of Columbus (GO) Series A
4.000%, 08/15/25	3,775	3,781,053
5.000%, 08/15/25	1,405	1,411,243
5.000%, 04/01/27	2,080	2,159,028
County of Allen Hospital Facilities Revenue (RB) Series C
2.550%, 06/01/34	2,210	2,210,000
Ohio State University (RB) Series A
5.000%, 12/01/25	1,120	1,131,609
State of Ohio (GO) Series A
5.000%, 09/15/25	2,570	2,587,176

10

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
5.000%, 09/01/28	2,520	$2,684,716
5.000%, 02/01/32	1,920	1,941,843
5.000%, 02/01/33	1,840	1,859,977
5.000%, 05/01/35	2,630	2,691,103
5.000%, 02/01/36	2,690	2,715,019
State of Ohio (GO) Series B
5.000%, 08/01/25	2,105	2,114,019
5.000%, 09/01/27	1,055	1,104,605
5.000%, 09/15/27	3,840	4,023,398
State of Ohio (GO) Series C
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	545	545,000
State of Ohio (GO) Series V
5.000%, 05/01/34	2,000	2,078,900
State of Ohio (GO) Series X
5.000%, 05/01/29	665	715,623
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,585	1,633,819
TOTAL OHIO		43,814,184
OKLAHOMA — (0.2%)
City of Bixby (GO) Series A
4.000%, 06/01/26	790	797,683
4.000%, 06/01/28	1,790	1,833,905
TOTAL OKLAHOMA		2,631,588
OREGON — (1.4%)
City of Portland (GO) Series A
5.000%, 06/15/25	230	230,452
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	780	810,488
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/28	5,055	5,064,335
	Face Amount	Value†
	(000)
OREGON — (Continued)
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	2,205	$2,254,831
¤ 5.000%, 06/15/36 (Pre-refunded @ $100, 6/15/26)	1,065	1,089,068
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	1,000	1,001,971
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	4,970	4,978,407
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/30	1,165	1,166,927
Portland Community College District (GO)
5.000%, 06/15/27	1,375	1,398,389
State of Oregon (GO) Series A
5.000%, 05/01/27	695	721,445
State of Oregon (GO) Series F
5.000%, 05/01/28	820	820,000
5.000%, 05/01/29	1,075	1,093,117
5.000%, 05/01/30	1,000	1,000,000
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	1,930	1,989,352
TOTAL OREGON		23,618,782
PENNSYLVANIA — (0.8%)
County of Chester (GO) Series A
4.000%, 07/15/28	5,320	5,372,810
County of Montgomery (GO)
5.000%, 07/01/28	5,925	6,279,634

11

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Cumberland Valley School District (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/35	1,000	$1,001,170
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/31	685	694,223
TOTAL PENNSYLVANIA		13,347,837
RHODE ISLAND — (0.1%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,145	1,187,443
SOUTH CAROLINA — (1.0%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/26	3,520	3,581,375
5.000%, 04/01/27	2,800	2,906,385
Beaufort County School District (GO) Series A
5.000%, 03/02/26	4,000	4,067,414
Clemson University (RB) Series B
5.000%, 05/01/25	800	800,000
County of Beaufort (GO) (ST AID WITHHLDG)
5.000%, 03/01/26	1,475	1,499,379
County of Dorchester (GO)
5.000%, 05/01/25	4,010	4,010,000
TOTAL SOUTH CAROLINA		16,864,553
TENNESSEE — (2.5%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	921,489
City of Memphis (GO) Series A
5.000%, 10/01/25	915	921,559
5.000%, 04/01/26	1,310	1,333,783
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,805	1,878,602
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,366,318
County of Knox (GO) Series C
5.000%, 06/01/26	125	127,792
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
County of Rutherford (GO)
5.000%, 04/01/26	3,570	$3,634,812
County of Rutherford (GO) Series A
5.000%, 04/01/26	2,115	2,153,397
County of Washington (GO) Series A
4.000%, 06/01/26	1,805	1,823,516
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,390	5,461,037
Metropolitan Government of Nashville & Davidson County (GO) Series A
4.000%, 01/01/26	4,000	4,026,540
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/32 (Pre-refunded @ $100, 7/1/25)	4,065	4,076,093
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	2,955	2,960,642
State of Tennessee (GO) Series A
5.000%, 08/01/27	2,510	2,520,978
5.000%, 09/01/27	1,900	1,989,824
State of Tennessee (GO) Series B
5.000%, 08/01/30	3,440	3,515,795
TOTAL TENNESSEE		40,712,177
TEXAS — (16.8%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	775	803,325
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,000	1,014,902
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	535	537,274
5.000%, 08/01/26	2,390	2,451,628
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,445,243

12

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/25	2,340	$2,351,410
5.000%, 08/15/26	9,870	10,131,155
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	13,090	13,153,829
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/25)	1,075	1,077,879
City of Anna (GO)
4.000%, 02/15/28	1,350	1,373,750
City of Arlington (GO)
5.000%, 08/15/25	1,175	1,180,828
City of Austin (GO)
5.000%, 09/01/25	5,845	5,877,443
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/32	530	538,574
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,285	1,297,157
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,150	1,205,072
5.000%, 11/15/31	940	955,940
City of Carrollton (GO)
5.000%, 08/15/25	1,390	1,396,328
5.000%, 08/15/26	1,420	1,455,550
City of Cedar Park (GO)
5.000%, 02/15/26	680	689,920
City of College Station (GO)
5.000%, 02/15/28	530	556,643
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,960	1,992,844
City of Dallas (GO) Series A
5.000%, 08/15/25	3,425	3,440,295
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,275	1,310,922
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/28	1,350	$1,357,770
City of Denton (GO)
5.000%, 02/15/28	2,095	2,199,171
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	930	944,813
5.000%, 03/01/27	630	651,867
City of Fort Worth (GO)
5.000%, 03/01/27	5,255	5,439,302
5.000%, 03/01/28	5,015	5,276,415
City of Frisco (GO)
5.000%, 02/15/26	1,500	1,523,530
City of Georgetown (GO)
5.000%, 08/15/25	2,050	2,059,631
City of Houston (GO) Series A
5.000%, 03/01/27	5,545	5,741,483
City of Irving (GO)
5.000%, 09/15/27	5,075	5,307,611
City of Leander (GO) Series A
5.000%, 08/15/25	1,355	1,361,641
City of Lewisville (GO)
5.000%, 02/15/27	780	806,160
5.000%, 02/15/28	745	779,809
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,120	1,135,874
City of McKinney (GO)
5.000%, 08/15/25	3,305	3,320,047
City of Pflugerville (GO)
5.000%, 08/01/26	1,190	1,217,290
City of Richardson (GO)
5.000%, 02/15/27	1,750	1,804,810
5.000%, 02/15/28	2,000	2,095,286
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,153,727
City of San Antonio (GO)
5.000%, 02/01/26	3,175	3,221,261
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	3,355	3,404,134
4.000%, 02/01/27	1,685	1,713,570
4.000%, 02/01/28	1,450	1,459,238
4.000%, 02/01/36	2,775	2,754,410
City of Temple (GO) Series A
5.000%, 08/01/28	185	195,569

13

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Temple (GO) Series B
5.000%, 08/01/27	185	$192,656
5.000%, 08/01/28	165	174,426
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	1,025	1,038,870
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	8,839,108
5.000%, 02/15/29	895	957,891
County of Harris (GO)
5.000%, 10/01/25	810	816,139
County of Harris (GO) Series A
5.000%, 09/15/25	485	488,235
5.000%, 10/01/25	1,495	1,506,330
5.000%, 10/01/30	2,330	2,344,667
County of Tarrant (GO)
5.000%, 07/15/28	610	646,719
5.000%, 07/15/29	365	392,455
County of Travis (GO) Series A
5.000%, 03/01/26	1,485	1,506,687
County of Williamson (GO)
5.000%, 02/15/27	3,780	3,912,124
4.000%, 02/15/36	2,915	2,905,125
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,040	1,044,170
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,880	2,911,076
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	580	600,273
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,135	1,140,398
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,295	1,300,971
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,850	$1,929,307
5.000%, 08/15/28	1,000	1,059,055
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,020	1,055,472
4.000%, 02/15/28	2,045	2,091,449
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/28	1,550	1,631,785
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,129,629
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	375	380,212
5.000%, 02/01/27	265	274,022
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,010	2,013,053
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,015	3,122,520
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,030,973
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	535	538,521
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,155	1,171,758
5.000%, 02/15/27	1,285	1,326,282
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,915	1,942,785
Houston Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/27	1,665	1,718,490
5.000%, 02/15/28	1,000	1,048,116

14

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	$3,102,206
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	159,051
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	400,381
Klein Independent School District (GO) (PSF-GTD)
5.000%, 08/01/36	1,925	1,947,669
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	2,255	2,313,474
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,515	7,625,882
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	8,545	8,684,414
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,600	2,638,540
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/31	2,260	2,304,773
5.000%, 09/01/35	3,385	3,396,517
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/26	15,725	16,089,727
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/25	310	310,829
5.000%, 07/01/27	8,025	8,366,588
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,523,530
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	585	625,458
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	205	$212,274
5.000%, 02/15/30	2,500	2,535,396
5.000%, 02/15/31	2,000	2,028,003
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	4,125	4,228,804
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	1,980	2,100,756
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	575	605,415
Spring Independent School District (GO) Series B
5.000%, 08/15/26	900	923,222
State of Texas (GO) Series A
5.000%, 10/01/25	1,175	1,183,189
5.000%, 10/01/26	4,905	4,948,773
5.000%, 04/01/27	1,480	1,505,665
State of Texas (GO) Series C
5.000%, 08/01/27	420	438,791
Tarrant County College District (GO)
5.000%, 08/15/28	1,065	1,127,858
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	510	536,150
Texas A&M University (RB) Series A
5.000%, 05/15/25	990	990,568
Texas Department of Transportation State Highway Fund (RB)
5.000%, 10/01/25	4,560	4,592,729
Texas Tech University System (RB) Series A
5.000%, 02/15/27	625	646,860
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	485	505,299
5.000%, 08/01/28	630	666,413

15

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	230	$233,248
5.000%, 02/01/27	700	722,984
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	315	328,753
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/26	875	897,129
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/32 (Pre-refunded @ $100, 8/15/25)	2,355	2,366,353
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	10,000	10,048,206
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	2,495	2,507,027
TOTAL TEXAS		276,712,983
UTAH — (1.4%)
Alpine School District (GO) (SCH BD GTY)
4.000%, 03/15/31	1,580	1,595,007
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,187,452
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,490	1,595,461
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	765	770,670
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/25	4,170	4,181,207
State of Utah (GO)
5.000%, 07/01/25	780	782,285
5.000%, 07/01/26	2,325	2,380,873
Timpanogos Special Service District (RB)
5.000%, 06/01/25	550	550,674
	Face Amount	Value†
	(000)
UTAH — (Continued)
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,275	$1,327,573
5.000%, 06/01/28	1,890	2,002,309
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/27 (Pre-refunded @ $100, 6/15/25)	1,260	1,262,249
¤ 4.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	2,915	2,916,701
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/25)	1,730	1,733,087
TOTAL UTAH		22,285,548
VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	1,329,181
VIRGINIA — (1.9%)
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	1,958,155
City of Norfolk Water Revenue (RB)
5.000%, 11/01/25	7,940	8,010,594
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	212,828
5.000%, 04/01/28	730	771,185
County of Arlington (GO)
5.000%, 08/15/27	7,885	8,248,668
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/26	2,335	2,364,706
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/25	2,295	2,302,622
5.000%, 10/01/25	2,200	2,216,329
5.000%, 10/01/26	5,600	5,754,817
TOTAL VIRGINIA		31,839,904

16

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (7.2%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	5,035	$5,079,821
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	4,875	4,918,397
City of Seattle (GO)
4.000%, 12/01/34	1,165	1,165,025
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 07/01/28	6,170	6,535,887
City of Spokane (GO)
5.000%, 12/01/25	1,240	1,253,203
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	1,580	1,629,348
County of King (GO)
5.000%, 12/01/25	1,625	1,642,774
County of King (GO) Series A
5.000%, 12/01/25	2,840	2,871,063
5.000%, 12/01/26	5,945	6,136,280
County of King (GO) Series B
5.000%, 12/01/25	1,455	1,470,914
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/26	410	415,509
4.000%, 07/01/36	12,275	12,285,545
County of Spokane (GO)
5.000%, 12/01/26	4,115	4,243,525
Energy Northwest (RB) Series A
5.000%, 07/01/26	1,370	1,402,923
5.000%, 07/01/28	5,870	6,227,219
5.000%, 07/01/33	1,140	1,141,333
Energy Northwest (RB) Series B
5.000%, 07/01/25	880	882,132
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	2,180	2,248,430
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/25	2,300	$2,324,890
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/25	905	914,636
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,215	1,227,373
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	340	345,294
5.000%, 12/01/29	3,030	3,277,960
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/25	2,830	2,861,940
State of Washington (GO) Series D
5.000%, 02/01/35	1,085	1,095,413
State of Washington (GO) Series 2016-B
5.000%, 08/01/36	2,000	2,007,566
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,790	1,834,900
State of Washington (GO) Series A
5.000%, 08/01/26	3,840	3,936,323
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,795	1,801,791
State of Washington (GO) Series B
5.000%, 07/01/29	145	146,699
5.000%, 08/01/29	1,115	1,139,200
5.000%, 07/01/30	1,100	1,112,231
5.000%, 07/01/31	10,035	10,139,941
State of Washington (GO) Series C
5.000%, 06/01/38	2,000	2,021,657
State of Washington (GO) Series D
5.000%, 06/01/25	1,000	1,001,611
5.000%, 06/01/26	2,460	2,512,362

17

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	1,050	$1,076,338
State of Washington (GO) Series R-2018C
5.000%, 08/01/27	2,195	2,294,722
5.000%, 08/01/31	2,775	2,859,078
State of Washington (GO) Series R-2022C
4.000%, 07/01/27	2,630	2,690,488
State of Washington (GO) Series R-2024C
5.000%, 08/01/25	5,605	5,631,984
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	3,015	3,051,398
TOTAL WASHINGTON		118,855,123
WISCONSIN — (2.4%)
City of Madison (GO) Series B
5.000%, 10/01/25	3,760	3,787,734
County of Dane (GO) Series A
4.000%, 06/01/25	4,845	4,847,386
Germantown School District (GO) Series A
5.000%, 04/01/27	2,215	2,302,613
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	995	1,041,443
State of Wisconsin (GO) Series 1
5.000%, 05/01/26	5,040	5,143,313
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	4,355	$4,487,640
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/25	4,535	4,535,000
State of Wisconsin (GO) Series B
5.000%, 05/01/26	4,140	4,224,864
Wisconsin Department of Transportation (RB) Series 2
5.000%, 07/01/25	9,470	9,495,026
TOTAL WISCONSIN		39,865,019
TOTAL MUNICIPAL BONDS (Cost $1,630,612,000)		1,623,375,174
COMMERCIAL PAPER — (0.6%)
California Statewide Communities Development Authority
2.750%, 05/15/25	10,000	9,997,039

	Shares
INVESTMENT COMPANIES — (0.6%)
BlackRock Liquidity Funds MuniCash (Cost $9,604,614)	9,603,654	9,604,614
TOTAL INVESTMENTS — (100.0%)
(Cost $1,650,216,614)		$1,642,976,827
As of April 30, 2025, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$692,778	$692,778
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	911,101	911,101
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	849,707	849,707
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	519,596	519,596
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	713,432	713,432

18

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	$730,910	$730,910
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	300,101	300,101
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,802,305	1,802,305
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	854,411	854,411
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	379,558	379,558
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	1,096,679	1,096,679
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	1,053,611	1,053,611
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,476,686	1,476,686
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	1,232,973	1,232,973
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	562,913	562,913
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	711,958	711,958
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	986,638	986,638
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	1,022,272	1,022,272
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	1,076,445	1,076,445
Bank of America Corp.	2.719%	Fixed	CPI	Maturity	USD	66,000,000	01/23/26	—	—	533,339	533,339
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	827,526	827,526
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	1,235,102	1,235,102
Bank of America Corp.	2.609%	Fixed	CPI	Maturity	USD	25,000,000	05/07/25	—	—	32,155	32,155
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	973,743	973,743
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	789,683	789,683
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	992,947	992,947
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	840,074	840,074
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,544,137	1,544,137
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	2,054,868	2,054,868
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,624,154	1,624,154
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,600,912	1,600,912
Bank of America Corp.	2.308%	Fixed	CPI	Maturity	USD	22,000,000	06/26/25	—	—	10,597	10,597
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,897,744	1,897,744
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	2,528,716	2,528,716
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,586,198	1,586,198
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	2,040,320	2,040,320

19

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.070%	Fixed	CPI	Maturity	USD	37,000,000	09/27/25	—	—	$431,201	$431,201
Bank of America Corp.	2.045%	Fixed	CPI	Maturity	USD	25,000,000	07/17/25	—	—	102,299	102,299
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	2,051,278	2,051,278
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,948,297	1,948,297
Citibank, N.A.	2.781%	Fixed	CPI	Maturity	USD	48,000,000	11/22/25	—	—	362,190	362,190
Citibank, N.A.	2.772%	Fixed	CPI	Maturity	USD	42,000,000	02/25/27	—	—	219,072	219,072
Citibank, N.A.	2.734%	Fixed	CPI	Maturity	USD	70,000,000	01/15/26	—	—	561,298	561,298
Citibank, N.A.	2.721%	Fixed	CPI	Maturity	USD	30,000,000	03/07/27	—	—	168,967	168,967
Citibank, N.A.	2.617%	Fixed	CPI	Maturity	USD	46,000,000	01/10/26	—	—	421,032	421,032
Citibank, N.A.	2.610%	Fixed	CPI	Maturity	USD	41,000,000	12/20/25	—	—	387,081	387,081
Citibank, N.A.	2.554%	Fixed	CPI	Maturity	USD	69,000,000	11/14/25	—	—	630,630	630,630
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	34,000,000	12/27/25	—	—	343,328	343,328
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	1,104,592	1,104,592
Citibank, N.A.	2.313%	Fixed	CPI	Maturity	USD	28,000,000	10/09/25	—	—	272,019	272,019
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,393,243	2,393,243
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,611,778	1,611,778
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	52,000,000	10/04/25	—	—	607,168	607,168
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	2,511,862	2,511,862
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	34,000,000	10/02/25	—	—	412,425	412,425
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,837,861	1,837,861
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,204,693	1,204,693
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	210,388	210,388
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	393,517	393,517
Morgan Stanley and Co. International	2.865%	Fixed	CPI	Maturity	USD	27,000,000	02/13/26	—	—	176,335	176,335
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	1,244,027	1,244,027
Morgan Stanley and Co. International	2.323%	Fixed	CPI	Maturity	USD	31,000,000	10/17/25	—	—	310,871	310,871
Morgan Stanley and Co. International	2.316%	Fixed	CPI	Maturity	USD	47,000,000	10/22/25	—	—	486,380	486,380
Morgan Stanley and Co. International	1.927%	Fixed	CPI	Maturity	USD	30,000,000	07/30/25	—	—	183,163	183,163
Morgan Stanley and Co. International	1.914%	Fixed	CPI	Maturity	USD	26,000,000	08/14/25	—	—	221,381	221,381
Morgan Stanley and Co. International	1.820%	Fixed	CPI	Maturity	USD	33,000,000	08/23/25	—	—	378,009	378,009
Morgan Stanley and Co. International	1.780%	Fixed	CPI	Maturity	USD	37,000,000	09/11/25	—	—	497,132	497,132
Total Appreciation										$61,769,806	$61,769,806
Bank of America Corp.	2.734%	Fixed	CPI	Maturity	USD	78,000,000	04/07/28	—	—	(204,418)	(204,418)

20

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	2.490%	Fixed	CPI	Maturity	USD	25,000,000	05/29/25	—	—	$(14,406)	$(14,406)
Total (Depreciation)										$(218,824)	$(218,824)
Total Appreciation (Depreciation)										$61,550,982	$61,550,982
*
As of April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $43,087,673 in connection with open inflation swap contracts.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,623,375,174	—	$1,623,375,174
Commercial Paper	—	9,997,039	—	9,997,039
Investment Companies	$9,604,614	—	—	9,604,614
Total Investments in Securities	$9,604,614	$1,633,372,213	—	$1,642,976,827
Financial Instruments
Assets
Swap Agreements**	—	61,769,806	—	61,769,806
Liabilities
Swap Agreements**	—	(218,824)	—	(218,824)
Total Financial Instruments	—	$61,550,982	—	$61,550,982
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
21

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.1%)
CALIFORNIA — (99.1%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/25	2,115	$2,138,026
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/26	250	256,757
Albany Unified School District (GO)
5.000%, 08/01/25	255	256,097
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/25	550	554,718
Arcadia Unified School District (GO)
4.000%, 08/01/40	1,000	954,671
Bay Area Toll Authority (RB) Series A
1.780%, 04/01/55	1,195	1,195,000
Bay Area Toll Authority (RB) Series B
1.750%, 04/01/55	3,065	3,065,000
Buena Park School District (GO)
8.000%, 08/01/27	1,730	1,925,625
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	1,015	1,022,667
5.000%, 02/01/34	1,000	1,024,931
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/28	1,500	1,507,083
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	1,110	1,121,698
California Health Facilities Financing Authority (RB) Series B
4.000%, 08/15/36	1,975	1,972,468
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	190	$201,266
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	209,988
California Public Finance Authority (RB) Series A
5.000%, 06/01/25	155	154,987
5.000%, 06/01/26	110	111,985
California State Public Works Board (RB) Series C
5.000%, 11/01/25	2,205	2,222,089
4.000%, 11/01/30	750	755,747
4.000%, 11/01/31	600	603,361
California State Public Works Board (RB) Series A
5.000%, 02/01/28	210	220,956
California State Public Works Board (RB) Series B
5.000%, 05/01/26	660	671,820
5.000%, 06/01/27	1,500	1,560,992
California State Public Works Board (RB) Series C
5.000%, 08/01/25	865	867,985
5.000%, 09/01/26	3,750	3,840,241
5.000%, 09/01/28	875	929,394
California State Public Works Board (RB) Series D
5.000%, 11/01/26	135	138,849
5.000%, 04/01/27	435	446,752
5.000%, 05/01/28	1,040	1,098,847
California State University (RB) Series A
5.000%, 11/01/28	645	649,566
3.375%, 11/01/29	3,500	3,492,299
5.000%, 11/01/31	2,220	2,302,811
5.000%, 11/01/33	1,655	1,677,815

22

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 11/01/34	1,500	$1,500,136
4.000%, 11/01/35	1,000	998,262
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,230	1,230,481
5.000%, 12/01/25	155	156,670
5.000%, 12/01/26	120	123,845
5.000%, 03/01/27	670	676,798
Campbell Union High School District (GO) Series B
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/26)	1,290	1,311,125
4.000%, 08/01/37	500	498,380
Carlsbad Unified School District (GO)
5.000%, 08/01/26	345	354,841
Carlsbad Unified School District (COP)
4.000%, 10/01/27	145	149,030
4.000%, 10/01/28	100	103,621
4.000%, 10/01/29	55	57,340
Cerritos Community College District (GO) Series A
5.000%, 08/01/25	2,500	2,511,446
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,355	1,355,102
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	690	692,933
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	350	359,103
Citrus Community College District (GO) Series B
5.000%, 08/01/25	1,150	1,155,526
City & County of San Francisco (COP) Series B
4.000%, 04/01/33	1,605	1,605,163
4.000%, 04/01/35	1,000	996,099
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (COP) Series R1
5.000%, 04/01/26	485	$494,906
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	5,055	5,066,881
5.000%, 06/15/26	2,000	2,050,897
City of Berkeley (RN)
5.000%, 07/29/25	4,375	4,393,485
City of Grover Beach (GO)
5.000%, 09/01/26	345	354,523
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/29	225	242,158
City of Los Angeles (RN)
5.000%, 06/26/25	1,560	1,562,890
City of Los Angeles Department of Airports (RB) Series I
5.000%, 05/15/25	910	910,523
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/35	1,305	1,305,878
City of Pasadena Electric Revenue (RB) Series A
5.000%, 08/01/25	485	487,025
City of Rancho Cordova (ST)
5.000%, 09/01/26	205	209,576
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/26	765	788,383
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/27	2,460	2,461,618
4.000%, 11/01/33	1,595	1,595,352
4.000%, 11/01/34	1,000	1,000,221
4.000%, 11/01/35	1,000	1,000,221
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	465	469,545
5.000%, 11/01/26	305	314,955

23

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	$424,236
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/25	110	110,320
Compton Community College District (GO) Series B
5.000%, 08/01/25	1,005	1,009,322
5.000%, 08/01/26	325	333,542
5.000%, 08/01/27	125	131,097
County of Riverside (RN)
5.000%, 06/30/25	1,285	1,287,654
County of Riverside (RN) Series A
3.000%, 10/17/25	250	249,381
County of San Diego (COP)
5.000%, 10/01/26	1,860	1,920,002
County of Santa Cruz (RN)
5.000%, 07/01/25	4,020	4,028,723
Davis Joint Unified School District (COP) (AGM)
4.000%, 08/01/27	1,625	1,628,379
Dublin Unified School District (GO)
5.000%, 08/01/26	1,630	1,632,682
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	125	130,849
5.000%, 06/01/28	125	133,451
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/27	400	418,716
East Side Union High School District (GO) (BAM)
5.000%, 08/01/25	1,175	1,180,202
East Side Union High School District (GO)
5.000%, 08/01/27	305	319,264
5.000%, 08/01/28	315	335,729
East Side Union High School District (GO) Series D
5.000%, 08/01/28	1,200	1,271,650
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
El Camino Community College District Fountation (GO) Series E
5.000%, 08/01/25	250	$251,220
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	2,850	2,830,290
Gavilan Joint Community College District (GO)
5.000%, 08/01/32	810	813,432
Golden State Tobacco Securitization Corp. (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	3,290	3,294,772
Grossmont Healthcare District (GO) Series F
5.000%, 07/15/27	485	507,236
Grossmont Union High School District (GO)
4.000%, 08/01/33	1,500	1,500,356
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	290	308,698
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	110	112,809
Kern High School District (GO) Series A
5.000%, 08/01/25	140	140,623
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	410	410,765
Lodi Unified School District (GO)
5.000%, 08/01/28	520	556,558
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	5,000	5,022,008
Los Angeles Community College District (GO) Series K
4.000%, 08/01/38	735	728,132

24

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/25	370	$370,444
4.000%, 07/01/27	2,740	2,744,060
5.000%, 07/01/34	1,000	1,034,260
Los Angeles County Public Works Financing Authority (RB) Series B
5.000%, 12/01/31	1,305	1,307,263
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	270	273,032
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/26	890	903,757
5.000%, 07/01/29	380	386,388
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	70	70,101
5.000%, 07/01/33	1,525	1,531,757
Los Angeles Department of Water & Power Water System Revenue (RB) Series A-2
3.650%, 07/01/45	410	410,000
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/25	1,195	1,196,719
5.000%, 07/01/26	200	202,748
5.000%, 07/01/35	4,045	4,058,718
Los Angeles Unified School District (GO)
5.000%, 07/01/25	1,420	1,423,840
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,285	1,288,475
5.000%, 07/01/26	1,250	1,280,278
5.000%, 07/01/27	4,000	4,011,144
4.000%, 07/01/33	630	630,040
4.000%, 07/01/34	3,375	3,374,800
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	510	532,471
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	390	$407,184
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/25	375	376,014
Manhattan Beach Unified School District (GO) Series A
5.000%, 09/01/27	2,625	2,760,571
Manteca Unified School District (GO) Series B
5.000%, 08/01/25	285	286,398
Marin Community College District (GO)
¤ 4.000%, 08/01/27 (Pre-refunded @ $100, 8/1/25)	1,355	1,357,748
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,250	1,251,060
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	1,750	1,751,483
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	394,266
5.000%, 12/01/26	265	274,444
5.000%, 12/01/27	385	406,890
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	900	906,086
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	721,009
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/25	135	136,246
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	90	90,369
5.000%, 08/01/26	280	287,116
5.000%, 08/01/27	175	182,912
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	262,474

25

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 05/01/25	335	$335,000
New Haven Unified School District (GO)
5.000%, 08/01/26	475	488,431
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	158,413
5.000%, 12/01/28	175	188,255
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	120,188
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	1,375	1,403,691
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	220	220,808
5.000%, 08/01/27	400	401,806
5.000%, 08/01/28	1,020	1,024,225
Orange County Sanitation District (RB) Series A
5.000%, 02/01/33	890	900,929
5.000%, 02/01/34	2,255	2,280,931
Oxnard Union High School District (RN)
4.000%, 06/30/25	1,185	1,186,312
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	210,042
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	277,524
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	595	595,000
Peralta Community College District (GO) Series A
5.000%, 08/01/25	700	700,144
5.000%, 08/01/29	1,930	1,930,396
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/25)	470	472,110
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Pomona Unified School District (GO)
5.000%, 08/01/29	350	$380,960
Poway Unified School District (GO)
5.000%, 08/01/25	175	175,784
Reed Union School District (GO)
4.000%, 08/01/26	250	253,678
Regents of the University of California Medical Center Pooled Revenue (RB) Series K
1.750%, 05/15/47	625	625,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/33	3,965	4,021,698
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
1.730%, 05/15/45	1,160	1,160,000
Riverside Community College District (GO) Series A
5.000%, 08/01/26	1,000	1,028,401
5.000%, 08/01/27	680	713,472
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	2,570	2,595,816
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	330	333,721
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	500	530,393
Sacramento City Unified School District (GO) (BAM) Series B
5.000%, 08/01/28	1,000	1,062,219
Sacramento City Unified School District (GO) (AGM) Series B
8.000%, 08/01/25	700	708,230

26

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Bernardino Community College District (GO) Series A
4.000%, 08/01/32	2,590	$2,620,993
San Diego Community College District (GO)
5.000%, 08/01/26	385	395,790
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	250	255,315
5.000%, 05/01/27	135	140,849
San Diego Public Facilities Financing Authority (RB)
5.000%, 10/15/29	1,000	1,007,451
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/25	160	161,433
5.000%, 10/15/26	125	128,997
5.000%, 05/15/38	3,060	3,107,490
San Diego Unified School District (RN) Series A
5.000%, 06/30/25	1,535	1,538,459
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27 (Pre-refunded @ $100, 7/1/27)	125	131,342
5.250%, 07/01/27	365	384,480
San Diego Unified School District (GO) Series G
5.000%, 07/01/25	1,080	1,082,811
San Diego Unified School District (GO) Series G 2
5.000%, 07/01/27	1,010	1,057,757
San Diego Unified School District (GO) Series H-2
5.000%, 07/01/25	2,225	2,230,791
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/25	170	170,442
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	330	337,496
San Dieguito Union High School District (GO) Series B-2
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	1,820	1,823,234
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Bay Area Rapid Transit District (GO) Series D
4.000%, 08/01/35	2,000	$1,980,569
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/35	575	572,666
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/34	480	481,139
4.000%, 07/01/38	385	377,328
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
4.000%, 05/01/25	1,000	1,000,000
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,050	1,056,779
5.000%, 10/01/35	1,000	1,004,095
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	230	241,785
San Francisco Community College District (GO)
5.000%, 06/15/25	380	380,548
5.000%, 06/15/31	2,000	2,003,644
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	445	455,330
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	875	876,513
5.000%, 06/15/28	800	846,301
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,535	1,590,154

27

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,180	$1,246,208
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	2,570	2,573,475
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	275	276,113
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/26	315	320,776
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/25	575	580,748
San Mateo County Community College District (GO) Series A
¤ 5.000%, 09/01/45 (Pre-refunded @ $100, 9/1/25)	1,645	1,655,036
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	200	214,513
San Mateo County Transit District (RB) Series A
5.000%, 06/01/29	1,595	1,596,975
4.000%, 06/01/33	2,205	2,205,924
San Mateo Union High School District (GO) Series B
4.000%, 09/01/29	1,195	1,207,248
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	355	360,984
San Rafael City High School District (GO) Series B
5.000%, 08/01/26	355	364,596
5.000%, 08/01/27	145	152,235
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	850	$851,831
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/25	575	577,328
Santa Clara Unified School District (GO)
4.000%, 07/01/36	1,000	997,777
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	545	558,873
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/25	365	365,617
5.000%, 08/01/26	250	256,664
Southern California Water Replenishment District (RB)
5.000%, 08/01/35	1,185	1,188,286
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	260,511
State of California (GO)
5.000%, 08/01/25	1,500	1,506,233
4.000%, 09/01/25	2,000	2,004,892
5.000%, 09/01/25	7,970	8,015,634
4.000%, 10/01/25	2,100	2,106,887
5.000%, 10/01/25	4,670	4,694,538
5.000%, 11/01/25	1,345	1,357,292
5.000%, 12/01/25	1,040	1,051,329
5.000%, 03/01/26	1,250	1,250,643
5.000%, 04/01/26	1,500	1,527,247
5.000%, 08/01/26	9,070	9,291,760
4.000%, 09/01/26	1,340	1,357,524
5.000%, 09/01/26	3,325	3,411,601
4.000%, 11/01/26	3,435	3,485,458
5.000%, 04/01/27	1,000	1,037,047
3.500%, 08/01/27	2,905	2,934,043
5.000%, 08/01/27	1,175	1,179,774
5.000%, 09/01/27	525	548,623
5.000%, 11/01/27	255	267,250
5.000%, 12/01/27	1,315	1,380,098
5.000%, 03/01/28	1,100	1,159,005
5.000%, 04/01/28	1,710	1,804,239
5.000%, 08/01/28	2,865	3,010,209
5.000%, 09/01/28	2,250	2,303,946
5.000%, 10/01/28	5	5,006

28

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/29	300	$304,640
5.000%, 08/01/30	1,000	1,003,786
5.250%, 08/01/31	1,400	1,405,984
5.000%, 03/01/32	1,870	1,870,962
4.000%, 09/01/32	450	451,332
5.000%, 10/01/32	5	5,006
5.000%, 08/01/33	440	447,301
5.000%, 10/01/35	2,030	2,052,767
4.000%, 11/01/35	1,000	1,000,225
4.000%, 09/01/36	1,960	1,937,296
5.000%, 11/01/39	1,500	1,561,193
State of California (GO) Series B
5.000%, 10/01/26	1,515	1,556,884
State of California (GO) (AMBAC)
5.000%, 02/01/27	970	1,002,896
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/25	240	243,061
State of California Department of Water Resources (RB) Series BG
5.000%, 12/01/27	2,500	2,642,071
Stockton Public Financing Authority (RB) (AGC)
5.000%, 09/01/25	420	422,191
Stockton Unified School District (GO)
5.000%, 08/01/25	755	758,323
5.000%, 08/01/26	2,920	2,963,973
Stockton Unified School District (GO) Series B
5.000%, 08/01/26	300	308,072
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	735	738,235
Sweetwater Union High School District (GO) Series A-2
5.000%, 08/01/26	365	375,184
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	381,634
Tahoe-Truckee Unified School District (GO) Series C
5.000%, 08/01/26	100	102,753
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	$435,393
University of California (RB) Series BS
5.000%, 05/15/26	2,285	2,334,749
University of California (RB) Series AR
5.000%, 05/15/30	545	554,408
5.000%, 05/15/32	1,600	1,621,070
University of California (RB) Series BX
5.000%, 05/15/26	3,165	3,233,909
University of California (RB) Series BZ
5.000%, 05/15/26	4,000	4,087,088
5.000%, 05/15/27	1,615	1,683,525
University of California (RB) Series I
4.000%, 05/15/33	1,255	1,255,366
University of California (RB) Series M
5.000%, 05/15/35	1,000	1,025,359
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,002,121
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	141,675
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/25	500	501,772
5.000%, 08/01/26	2,005	2,056,452
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	231,070
4.000%, 08/01/34	1,260	1,259,889
Western Placer Unified School District (RN)
5.000%, 06/30/25	1,070	1,072,944
TOTAL MUNICIPAL BONDS (Cost $333,292,501)		332,062,205

29

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (0.9%)
California Statewide Communities Development Authority
2.750%, 05/15/25	3,000	$2,999,112

	Shares	Value†
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $170,664)	170,647	$170,664
TOTAL INVESTMENTS — (100.0%)
(Cost $336,463,165)		$335,231,981
As of April 30, 2025, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.009%	Fixed	CPI	Maturity	USD	15,000,000	02/20/26	—	—	$76,999	$76,999
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	324,288	324,288
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	273,099	273,099
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	267,216	267,216
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	204,149	204,149
Bank of America Corp.	2.769%	Fixed	CPI	Maturity	USD	22,000,000	01/21/26	—	—	167,653	167,653
Bank of America Corp.	2.764%	Fixed	CPI	Maturity	USD	11,000,000	02/05/26	—	—	82,593	82,593
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	879,082	879,082
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	394,548	394,548
Bank of America Corp.	2.577%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	441,671	441,671
Bank of America Corp.	2.560%	Fixed	CPI	Maturity	USD	12,000,000	05/13/25	—	—	11,336	11,336
Bank of America Corp.	2.560%	Fixed	CPI	Maturity	USD	11,000,000	11/15/25	—	—	102,885	102,885
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	984,778	984,778
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	5,000,000	05/16/25	—	—	6,183	6,183
Bank of America Corp.	2.143%	Fixed	CPI	Maturity	USD	6,000,000	09/18/26	—	—	111,050	111,050
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,278,736	1,278,736
Citibank, N.A.	2.980%	Fixed	CPI	Maturity	USD	13,000,000	03/17/26	—	—	54,978	54,978
Citibank, N.A.	2.940%	Fixed	CPI	Maturity	USD	25,000,000	03/03/26	—	—	138,389	138,389
Citibank, N.A.	2.812%	Fixed	CPI	Maturity	USD	8,000,000	02/12/26	—	—	56,324	56,324
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	26,000,000	12/27/25	—	—	262,545	262,545
Citibank, N.A.	1.990%	Fixed	CPI	Maturity	USD	9,000,000	07/22/25	—	—	44,662	44,662
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	881,854	881,854
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	565,212	565,212
Morgan Stanley and Co. International	2.660%	Fixed	CPI	Maturity	USD	7,000,000	11/27/25	—	—	62,175	62,175
Morgan Stanley and Co. International	2.649%	Fixed	CPI	Maturity	USD	12,000,000	01/28/26	—	—	104,564	104,564
Morgan Stanley and Co. International	2.580%	Fixed	CPI	Maturity	USD	9,000,000	12/19/25	—	—	87,061	87,061

30

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.463%	Fixed	CPI	Maturity	USD	9,000,000	04/25/30	—	—	$805	$805
Morgan Stanley and Co. International	2.377%	Fixed	CPI	Maturity	USD	7,000,000	04/17/30	—	—	29,754	29,754
Morgan Stanley and Co. International	2.316%	Fixed	CPI	Maturity	USD	13,000,000	10/22/25	—	—	134,531	134,531
Morgan Stanley and Co. International	2.232%	Fixed	CPI	Maturity	USD	9,000,000	09/04/27	—	—	159,086	159,086
Morgan Stanley and Co. International	2.201%	Fixed	CPI	Maturity	USD	11,000,000	09/25/26	—	—	191,169	191,169
Morgan Stanley and Co. International	1.927%	Fixed	CPI	Maturity	USD	12,000,000	07/30/25	—	—	73,265	73,265
Total Appreciation										$8,452,640	$8,452,640
Bank of America Corp.	2.450%	Fixed	CPI	Maturity	USD	11,000,000	06/05/25	—	—	(8,085)	(8,085)
Citibank, N.A.	3.355%	Fixed	CPI	Maturity	USD	7,000,000	04/09/26	—	—	(2,251)	(2,251)
Total (Depreciation)										$(10,336)	$(10,336)
Total Appreciation (Depreciation)										$8,442,304	$8,442,304
*
As of April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $5,931,586 in connection with open inflation swap contracts.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$332,062,205	—	$332,062,205
Commercial Paper	—	2,999,112	—	2,999,112
Investment Companies	$170,664	—	—	170,664
Total Investments in Securities	$170,664	$335,061,317	—	$335,231,981
Financial Instruments
Assets
Swap Agreements**	—	8,452,640	—	8,452,640
Liabilities
Swap Agreements**	—	(10,336)	—	(10,336)
Total Financial Instruments	—	$8,442,304	—	$8,442,304
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
31

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	315	$326,982
ARIZONA — (0.6%)
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	470	470,402
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/38	150	163,099
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	505	506,348
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/38	400	436,400
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/38	350	378,305
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 01/01/37	500	563,274
TOTAL ARIZONA		2,517,828
CALIFORNIA — (2.9%)
State of California (GO)
3.500%, 08/01/27	5,000	5,049,989
5.000%, 08/01/27	270	281,740
5.000%, 04/01/29	1,000	1,071,727
4.000%, 09/01/32	1,000	1,002,960
5.000%, 08/01/35	2,000	2,030,490
4.000%, 09/01/35	1,820	1,802,519
4.000%, 10/01/36	1,000	987,689
University of California (RB) Series AY
4.000%, 05/15/35	575	578,165
TOTAL CALIFORNIA		12,805,279
	Face Amount	Value†
	(000)
COLORADO — (1.8%)
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.250%, 12/15/39	800	$888,148
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	200	218,943
Colorado Health Facilities Authority (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,840	1,842,075
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	200	206,404
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	320	323,463
5.000%, 12/01/36	1,090	1,145,983
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	650	702,038
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	2,500	2,771,186
TOTAL COLORADO		8,098,240
CONNECTICUT — (0.5%)
City of Danbury (GO)
4.000%, 02/23/26	2,000	2,013,079
DISTRICT OF COLUMBIA — (0.4%)
District of Columbia (GO) Series B
5.000%, 06/01/27	525	546,095
District of Columbia (GO) Series D
5.000%, 06/01/25	365	365,473

32

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	770	$771,554
TOTAL DISTRICT OF COLUMBIA		1,683,122
FLORIDA — (8.7%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	516,480
5.000%, 07/01/28	435	461,457
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	100	108,291
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	115	124,535
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,095	1,134,901
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,010	1,016,741
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/38	1,500	1,639,199
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	656,708
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	11,019,856
County of Orange Water Utility System Revenue (RB)
5.000%, 10/01/25	3,315	3,339,467
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,000	1,005,399
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	68,142
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/38	125	$135,220
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,290	4,326,040
5.000%, 10/01/36	290	320,069
5.000%, 10/01/39	200	219,531
Orlando Utilities Commission (RB) Series B
5.000%, 10/01/38	1,000	1,096,116
School District of Broward County (GO)
5.000%, 07/01/25	3,855	3,864,789
State of Florida (GO) Series A
5.000%, 06/01/29	1,255	1,299,790
State of Florida (GO) Series B
5.000%, 06/01/29	2,523	2,709,266
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
4.000%, 07/01/35	2,034	2,041,063
4.000%, 07/01/36	1,894	1,898,790
TOTAL FLORIDA		39,001,850
GEORGIA — (1.1%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,025	1,035,869
Effingham County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/39	500	548,983
Gwinnett County School District (GO)
4.000%, 02/01/37	2,185	2,183,205
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,083,945
TOTAL GEORGIA		4,852,002

33

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (2.1%)
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	$1,116,366
County of Maui (GO)
5.000%, 03/01/26	200	203,169
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	3,240,536
State of Hawaii (GO) Series FE
5.000%, 10/01/25	1,010	1,016,536
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	4,017,949
TOTAL HAWAII		9,594,556
ILLINOIS — (0.6%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,020,035
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/25	600	603,153
TOTAL ILLINOIS		2,623,188
IOWA — (0.9%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	490,531
City of Des Moines (GO) Series A
4.000%, 06/01/39	2,610	2,594,243
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	154,656
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	617,473
TOTAL IOWA		3,856,903
KANSAS — (0.7%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,150,273
City of Merriam (GO)
5.000%, 10/01/25	800	805,568
	Face Amount	Value†
	(000)
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	$231,248
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,050	1,078,475
TOTAL KANSAS		3,265,564
MAINE — (0.2%)
City of Portland (GO)
5.000%, 05/01/25	245	245,000
State of Maine (GO) Series B
4.000%, 06/01/26	515	520,845
TOTAL MAINE		765,845
MARYLAND — (7.2%)
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,085	2,182,906
County of Anne Arundel (GO)
5.000%, 10/01/25	660	665,558
County of Baltimore (GO)
5.000%, 03/01/28	1,335	1,411,039
County of Charles (GO)
5.000%, 10/01/38	620	678,047
County of Frederick (GO) Series A
4.000%, 04/01/39	5,000	4,999,239
County of Harford (GO)
4.000%, 10/01/39	1,605	1,596,845
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	1,093,329
County of Howard (GO) Series A
5.000%, 08/15/29	840	908,561
5.000%, 08/15/36	1,525	1,690,171
County of Prince George's (GO) Series A
5.000%, 07/15/29	3,660	3,953,789
County of Wicomico (GO) Series A
5.000%, 12/01/25	905	915,174

34

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Maryland Health & Higher Educational Facilities Authority (RB) Series A
2.450%, 06/01/48	290	$290,000
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,715	1,811,819
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	700	732,131
State of Maryland (GO) Series A
5.000%, 06/01/37	4,490	4,863,446
State of Maryland (GO) Series B
5.000%, 08/01/27	1,205	1,260,311
State of Maryland (GO) Series C
4.000%, 03/01/29	3,045	3,144,223
TOTAL MARYLAND		32,196,588
MASSACHUSETTS — (2.5%)
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/29	1,000	1,074,045
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	220	238,602
Commonwealth of Massachusetts (GO) Series B
5.000%, 05/01/39	500	547,439
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/38	2,000	2,202,959
Commonwealth of Massachusetts (GO) Series D
4.000%, 05/01/39	935	914,557
Town of Norwood (GO)
5.000%, 03/15/29	340	365,374
Town of Westborough (GO)
4.000%, 03/27/26	4,000	4,029,258
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Winchester (GO) Series B
4.000%, 03/26/26	2,000	$2,016,361
TOTAL MASSACHUSETTS		11,388,595
MICHIGAN — (0.5%)
Michigan State University (RB) Series A
5.000%, 08/15/38	500	545,903
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,615,978
TOTAL MICHIGAN		2,161,881
MINNESOTA — (1.8%)
City of St. Paul (GO) Series A
5.000%, 09/01/29	1,040	1,122,514
Eastern Carver County Schools Independent School District No. 112 (GO) (SD CRED PROG) Series A
4.000%, 02/01/38	2,170	2,148,119
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/39	1,120	1,224,408
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,039,835
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,500	1,623,447
TOTAL MINNESOTA		8,158,323
MISSOURI — (1.5%)
Metropolitan St. Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,540,000

35

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
St. Louis County Reorganized School District No. R-6 (GO)
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/26)	2,135	$2,162,997
5.000%, 02/01/26	2,935	2,976,478
TOTAL MISSOURI		6,679,475
NEBRASKA — (2.3%)
City of Omaha (GO)
5.000%, 04/15/28	285	301,114
County of Sarpy (GO)
5.000%, 06/01/25	1,925	1,927,476
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	2,386,623
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,155	1,193,339
Omaha School District (GO)
5.000%, 12/15/25	2,500	2,527,016
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	602,851
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,160	1,217,816
TOTAL NEBRASKA		10,156,235
NEVADA — (1.0%)
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,214,267
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,225,657
TOTAL NEVADA		4,439,924
NEW HAMPSHIRE — (0.4%)
State of New Hampshire (GO) Series A
5.000%, 03/01/29	1,500	1,605,945
	Face Amount	Value†
	(000)
NEW JERSEY — (1.4%)
County of Hudson (GO)
4.000%, 02/26/26	4,000	$4,027,128
Princeton (GO)
2.000%, 12/15/25	1,815	1,791,890
Township of Montville (GO)
3.000%, 10/01/25	500	498,453
TOTAL NEW JERSEY		6,317,471
NEW MEXICO — (1.0%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/34	1,950	2,080,424
City of Albuquerque (GO) Series A
4.000%, 07/01/38	1,245	1,248,454
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	204,705
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	1,095	1,140,667
TOTAL NEW MEXICO		4,674,250
NEW YORK — (6.0%)
City of New York (GO) Series A
5.000%, 08/01/25	1,700	1,706,850
City of New York (GO) Series C
4.000%, 08/01/39	2,500	2,402,659
City of New York (GO) Series E
5.000%, 08/01/39	2,000	2,169,649
City of New York (GO) Series F-1
5.000%, 08/01/36	1,185	1,295,190
Empire State Development Corp. (RB) Series E
4.000%, 03/15/34	500	501,169
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,518,743
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/33	2,200	2,324,321
4.000%, 03/15/37	1,435	1,416,583

36

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series D
4.000%, 02/15/38	1,425	$1,394,436
4.000%, 02/15/39	4,240	4,085,806
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	3,000	3,193,572
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	295	320,267
Triborough Bridge & Tunnel Authority (RB) Series A-1
5.000%, 11/15/38	4,000	4,392,711
TOTAL NEW YORK		26,721,956
NORTH CAROLINA — (0.9%)
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	110,350
County of Durham (GO)
5.000%, 06/01/37	210	231,243
State of North Carolina (GO)
5.000%, 06/01/25	2,045	2,047,687
State of North Carolina (GO) Series A
5.000%, 06/01/25	655	655,860
State of North Carolina (GO) Series B
5.000%, 06/01/25	1,000	1,001,314
TOTAL NORTH CAROLINA		4,046,454
OHIO — (1.5%)
City of Columbus (GO) Series A
5.000%, 04/01/29	2,030	2,179,325
State of Ohio (GO) Series A
5.000%, 03/01/28	610	644,385
5.000%, 06/15/30	1,460	1,596,781
State of Ohio (GO) Series C
5.000%, 08/01/28	2,120	2,255,440
TOTAL OHIO		6,675,931
	Face Amount	Value†
	(000)
OKLAHOMA — (1.1%)
City of Tulsa (GO)
5.000%, 03/01/26	2,750	$2,794,972
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	1,925,956
TOTAL OKLAHOMA		4,720,928
OREGON — (2.5%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/39	250	261,375
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/38	265	292,110
City of Salem (GO)
5.000%, 06/01/25	1,280	1,281,547
County of Multnomah (GO) Series A
5.000%, 06/15/29	265	285,582
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	938,807
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,010	4,302,124
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,001,903
State of Oregon (GO) Series C
5.000%, 05/01/25	700	700,000
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	150,835
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,160,876
TOTAL OREGON		11,375,159

37

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (0.1%)
Township of Lower Merion (GO)
5.000%, 05/01/29	605	$651,479
RHODE ISLAND — (0.5%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,135	2,214,081
SOUTH CAROLINA — (0.9%)
Clemson University (RB) Series B
5.000%, 05/01/25	750	750,000
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/26	1,500	1,494,520
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	855	886,109
5.000%, 03/01/38	1,000	1,076,437
TOTAL SOUTH CAROLINA		4,207,066
TENNESSEE — (4.5%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/25	1,775	1,779,744
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	885,765
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	3,216,993
City of Memphis (GO)
5.000%, 05/01/26	1,020	1,040,582
County of Knox (GO)
4.000%, 06/01/38	1,000	991,514
County of Knox (GO) Series C
5.000%, 06/01/25	1,000	1,001,168
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	1,392,949
4.000%, 04/01/39	1,025	1,009,457
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,532,700
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
County of Williamson (GO)
5.000%, 04/01/29	3,620	$3,885,993
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,037,211
Metropolitan Government of Nashville & Davidson County (GO)
4.000%, 07/01/37	2,000	1,979,545
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	340	354,164
TOTAL TENNESSEE		20,107,785
TEXAS — (24.8%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/40	250	269,432
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	215	234,797
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	210	210,794
Azle Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	500	540,896
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	3,055	3,069,897
Cedar Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	1,082,122
5.000%, 02/15/39	1,450	1,561,554
City of Amarillo (GO)
4.000%, 02/15/26	1,685	1,698,272
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	1,093,572
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,048,214

38

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Austin (GO)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/26)	10	$10,234
5.000%, 09/01/27	2,255	2,354,164
5.000%, 09/01/38	270	292,300
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/39	500	538,890
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	525	541,037
City of Bedford (GO)
5.000%, 02/01/38	1,180	1,259,005
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,426,465
City of Cedar Park (GO)
5.000%, 02/15/33	1,825	1,890,843
City of Celina (GO)
4.125%, 09/01/25	1,415	1,418,606
4.125%, 09/01/26	2,520	2,553,988
City of Dallas (GO) Series A
4.000%, 02/15/37	2,115	2,083,158
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	810	819,373
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	2,675,971
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/25	500	503,706
City of Denton (GO)
5.000%, 02/15/35	1,420	1,556,798
5.000%, 02/15/39	2,000	2,154,939
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/40	1,210	1,280,450
City of Fort Worth (GO)
5.000%, 03/01/28	2,070	2,099,004
5.000%, 03/01/37	1,000	1,072,350
City of Frisco (GO)
5.000%, 02/15/28	3,495	3,680,265
City of Houston (GO) Series A
5.000%, 03/01/26	1,035	1,051,314
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Irving (GO)
5.000%, 09/15/25	1,820	$1,831,868
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,599,835
City of Pflugerville (GO)
5.000%, 08/01/37	350	376,085
City of Plano (GO)
5.000%, 09/01/38	1,000	1,087,548
City of Richardson (GO)
5.000%, 02/15/39	750	804,113
City of San Antonio (GO)
4.000%, 08/01/36	1,985	1,999,881
City of San Antonio Electric & Gas Systems Revenue (RB) Series 2020
5.000%, 02/01/37	1,615	1,697,346
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/39	500	538,665
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	1,015,173
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,010	1,024,971
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	1,370	1,476,612
County of Bexar (GO)
4.000%, 06/15/26	650	657,965
5.000%, 06/15/26	1,625	1,662,721
County of Collin (GO)
5.000%, 02/15/38	335	363,554
County of Harris (GO)
5.000%, 10/01/26	485	499,415
County of Harris (GO) Series A
5.000%, 10/01/30	710	714,469
5.000%, 09/15/38	1,400	1,515,848
County of Williamson (GO)
4.000%, 02/15/26	4,010	4,039,710
5.000%, 02/15/39	500	538,428
Dallas College (GO)
5.000%, 02/15/28	930	976,243

39

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	985	$1,072,835
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,510,980
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	545	553,164
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	180,958
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	1,001,519
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,062,277
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,681,563
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	785	805,685
Houston Independent School District (GO) (PSF-GTD) Series REF-A
5.000%, 02/15/39	525	577,224
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/38	750	820,580
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 8/15/27)	640	666,642
5.000%, 08/15/29	1,195	1,242,149
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	$2,198,585
5.000%, 02/15/30	870	940,087
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	1,080,391
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/39	1,255	1,347,442
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/37	400	433,461
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/26	2,000	2,046,388
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/38	500	549,824
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	830,486
5.000%, 08/15/30	2,850	2,912,278
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,609,718
State of Texas (GO) Series A
5.000%, 10/01/25	2,485	2,502,319
State of Texas (GO) Series B
5.000%, 08/01/25	350	351,367
State of Texas (GO) Series C
5.000%, 08/01/25	675	677,637
5.000%, 08/01/26	1,420	1,456,501
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/39	780	845,161
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,760	5,960,839

40

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Tech University System (RB) Series A
5.000%, 02/15/40	1,250	$1,359,722
Texas Transportation Commission (GO)
5.000%, 04/01/38	1,010	1,095,815
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	329,590
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	375	397,870
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/39	250	271,749
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/38	750	812,440
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,205,785
TOTAL TEXAS		110,883,891
UTAH — (3.0%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,618,194
Central Valley Water Reclamation Facility (RB)
5.000%, 03/01/39	2,000	2,192,576
Central Valley Water Reclamation Facility (RB) Series C
4.000%, 03/01/38	3,280	3,240,419
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,001,302
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/38	125	134,041
	Face Amount	Value†
	(000)
UTAH — (Continued)
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	$2,003,507
Timpanogos Special Service District (RB)
5.000%, 06/01/39	750	820,685
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,797,140
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	815	816,454
TOTAL UTAH		13,624,318
VIRGINIA — (1.6%)
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,057,866
City of Richmond (GO) Series A
5.000%, 09/01/37	1,000	1,096,954
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,725,751
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	760	778,936
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	505,505
TOTAL VIRGINIA		7,165,012
WASHINGTON — (8.3%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	1,090	1,101,606
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	175	175,470
City of Bellevue (GO) Series A
4.000%, 12/01/25	285	286,401

41

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	2,320	$2,354,326
County of King (GO)
5.000%, 12/01/35	4,000	4,454,459
County of King (GO) Series A
4.000%, 01/01/26	725	729,948
County of King (GO) Series B
5.000%, 12/01/37	1,045	1,148,476
County of King (GO) Series E
5.000%, 12/01/25	480	485,250
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/39	2,485	2,439,875
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,308,728
5.000%, 07/01/28	1,605	1,633,505
County of Spokane (GO)
5.000%, 12/01/28	1,365	1,456,367
Energy Northwest (RB) Series A
5.000%, 07/01/36	3,610	3,956,201
5.000%, 07/01/37	165	179,707
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	555	604,947
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/39	500	543,060
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,010,532
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	285	308,402
5.000%, 12/01/39	1,000	1,094,150
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,026,545
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,425	$1,432,007
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	1,010	1,119,139
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,079,364
State of Washington (GO) Series C
5.000%, 02/01/34	2,610	2,636,402
5.000%, 02/01/37	2,155	2,328,044
State of Washington (GO) Series D
5.000%, 02/01/28	1,090	1,122,415
4.000%, 06/01/37	1,115	1,109,902
TOTAL WASHINGTON		37,125,228
WEST VIRGINIA — (0.5%)
State of West Virginia (GO) Series A
5.000%, 12/01/36	2,055	2,143,519
WISCONSIN — (3.5%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,350	2,527,799
City of Waukesha (GO) Series C
5.000%, 10/01/25	200	201,284
County of Dane (GO) Series B
5.000%, 06/01/37	2,000	2,193,622
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	3,255	3,278,874
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,295	1,390,998
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	555	610,216
State of Wisconsin (GO) Series A
5.000%, 05/01/25	970	970,000
State of Wisconsin (GO) Series B
5.000%, 05/01/25	2,045	2,045,000

42

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
5.000%, 05/01/37	2,370	$2,579,824
TOTAL WISCONSIN		15,797,617
TOTAL MUNICIPAL BONDS (Cost $459,454,228)		446,643,549

	Shares	Value†
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $231,371)	231,347	$231,370
TOTAL INVESTMENTS — (100.0%)
(Cost $459,685,599)		$446,874,919
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$446,643,549	—	$446,643,549
Investment Companies	$231,370	—	—	231,370
Total Investments in Securities	$231,370	$446,643,549	—	$446,874,919
See accompanying Notes to Financial Statements.
43

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (98.5%)
ALABAMA — (0.2%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/35 (Pre-refunded @ $100, 9/1/26)	585	$599,480
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	720	737,177
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	975	998,261
TOTAL ALABAMA		2,334,918
ALASKA — (0.3%)
Borough of Matanuska-Susitna (RB) Series 2025A
5.000%, 09/01/26	3,000	3,074,870
State of Alaska (GO) Series A
5.000%, 08/01/25	760	762,892
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	330	338,748
TOTAL ALASKA		4,176,510
ARIZONA — (1.5%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/28	1,720	1,723,048
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,395	1,396,192
City of Tucson (GO) Series 2018-B
5.000%, 07/01/25	600	601,390
5.000%, 07/01/26	3,840	3,929,897
	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/25	500	$501,361
County of Pima Sewer System Revenue (RB)
5.000%, 07/01/25	625	626,680
Maricopa County School District No. 3 Tempe Elementary (GO) Series A
5.000%, 07/01/25	290	290,686
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	1,250	1,279,988
5.000%, 07/01/27	2,730	2,846,776
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	615	629,754
5.000%, 07/01/27	2,095	2,184,613
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/25	1,195	1,198,010
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/25	1,670	1,675,448
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/34	2,350	2,400,363
TOTAL ARIZONA		21,284,206
CALIFORNIA — (6.7%)
California State Public Works Board (RB) Series D
5.000%, 04/01/27	835	857,559
City of Los Angeles (RN)
5.000%, 06/26/25	8,350	8,365,468

44

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
County of Los Angeles (RN)
5.000%, 06/30/25	25,875	$25,928,435
County of Riverside (RN) Series A
3.000%, 10/17/25	1,250	1,246,907
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/34	7,000	7,093,556
San Francisco Community College District (GO)
5.000%, 06/15/29	4,765	4,773,681
5.000%, 06/15/31	1,335	1,337,432
San Francisco Unified School District (GO) Series C
5.000%, 06/15/25	565	565,977
San Mateo County Transit District (RB) Series A
4.000%, 06/01/32	1,000	1,000,419
State of California (GO)
4.000%, 08/01/25	1,000	1,001,696
5.000%, 09/01/25	1,470	1,478,417
5.000%, 10/01/25	1,600	1,602,180
5.000%, 04/01/27	17,730	18,386,842
5.000%, 09/01/28	1,675	1,715,160
5.000%, 10/01/28	20	20,023
5.000%, 08/01/29	1,155	1,179,284
5.000%, 10/01/29	3,305	3,356,117
5.000%, 03/01/30	1,850	1,850,951
5.000%, 08/01/30	1,405	1,432,115
5.000%, 09/01/30	1,345	1,371,764
5.000%, 09/01/31	2,600	2,647,651
5.000%, 03/01/32	1,000	1,000,514
5.000%, 08/01/33	5,705	5,799,667
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,155,939
TOTAL CALIFORNIA		96,167,754
COLORADO — (2.3%)
Adams & Weld Counties School District No. 27J Brighton (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	6,000	6,069,110
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	640	647,030
	Face Amount^	Value†
	(000)
COLORADO — (Continued)
5.000%, 12/15/26	5,790	$5,979,750
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,135	3,169,629
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	2,985	3,019,634
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	910	913,046
Colorado State Education Loan Program (RN) Series A
5.000%, 06/30/25	8,760	8,778,954
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/26	1,895	1,955,376
Metro Wastewater Reclamation District (RB) Series A
5.000%, 04/01/26	1,750	1,782,228
Regional Transportation District (COP)
5.000%, 06/01/29	360	360,421
TOTAL COLORADO		32,675,178
CONNECTICUT — (2.5%)
City of Bridgeport (GO) Series B
5.000%, 08/15/26	635	648,972
City of Danbury (GO)
4.000%, 02/23/26	15,000	15,098,096
City of New Haven (GO) Series B
5.000%, 08/01/26	100	102,012
State of Connecticut (GO) Series B
5.000%, 05/15/27	2,090	2,128,413
State of Connecticut Special Tax Revenue (RB) Series A-1
5.000%, 07/01/25	1,015	1,017,374

45

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
Town of Greenwich (GO)
4.000%, 02/05/26	10,000	$10,064,411
Town of Madison (GO)
3.500%, 12/18/25	6,770	6,780,974
TOTAL CONNECTICUT		35,840,252
DISTRICT OF COLUMBIA — (0.4%)
District of Columbia (GO) Series A
5.000%, 06/01/34	2,400	2,457,690
District of Columbia (GO) Series B
5.000%, 06/01/25	1,015	1,016,315
District of Columbia (GO) Series D
5.000%, 06/01/26	1,430	1,461,961
District of Columbia Income Tax Revenue (RB) Series C
5.000%, 10/01/26	830	854,112
TOTAL DISTRICT OF COLUMBIA		5,790,078
FLORIDA — (5.1%)
Bay County School Board (COP) Series A
5.000%, 07/01/25	385	385,984
Brevard County School District (COP) Series A
5.000%, 07/01/27	4,545	4,724,735
5.000%, 07/01/28	3,560	3,754,451
City of Cape Coral Water & Sewer Revenue (RB)
5.000%, 10/01/25	755	759,788
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/32	1,025	1,031,490
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/25	300	302,114
5.000%, 10/01/26	205	210,725
County of Broward Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	1,270	1,278,780
County of Seminole Water & Sewer Revenue (RB) Series A
4.000%, 10/01/28	485	486,034
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida Development Finance Corp. (RB)
5.000%, 11/15/25	1,490	$1,502,275
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	5,130	5,157,696
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	55	55,347
5.000%, 10/01/26	290	297,205
Manatee County School District (COP) (AGC) Series 2025A
5.000%, 07/01/26	310	317,122
5.000%, 07/01/27	265	276,159
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	3,925	3,935,903
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,041,256
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	1,095	1,102,399
Pinellas County School Board (RN)
5.000%, 06/30/25	7,250	7,266,440
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	380	386,490
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/26	6,035	6,132,937
School District of Broward County (COP) Series B
5.000%, 07/01/25	945	947,272
State of Florida (GO) Series A
5.000%, 06/01/25	14,535	14,553,725
5.000%, 06/01/26	2,860	2,923,647
5.000%, 07/01/26	1,060	1,085,719
5.000%, 07/01/27	2,040	2,128,087
State of Florida (GO) Series B
5.000%, 06/01/25	5,430	5,436,996
State of Florida (GO) Series E
5.000%, 06/01/25	2,870	2,873,697

46

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/25	2,018	$2,023,435
5.000%, 07/01/26	1,052	1,076,671
TOTAL FLORIDA		73,454,579
GEORGIA — (0.2%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,500	2,531,992
Private Colleges & Universities Authority (RB)
5.000%, 10/01/25	285	286,629
TOTAL GEORGIA		2,818,621
HAWAII — (1.5%)
City & County Honolulu Wastewater System Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/25)	10,330	10,355,922
City & County of Honolulu (GO) Series A
5.000%, 07/01/26	85	87,049
City & County of Honolulu (GO) Series B
5.000%, 07/01/25	105	105,286
5.000%, 07/01/26	100	102,411
City & County of Honolulu (GO) Series D
5.000%, 08/01/25	2,000	2,007,694
County of Kauai (GO)
5.000%, 08/01/25	480	481,955
State of Hawaii (GO) Series EY
5.000%, 10/01/27	5,050	5,082,208
State of Hawaii (GO) Series FG
4.000%, 10/01/32	1,545	1,549,056
State of Hawaii (GO) Series FH
4.000%, 10/01/30	1,925	1,933,638
TOTAL HAWAII		21,705,219
	Face Amount^	Value†
	(000)
IDAHO — (0.1%)
Boise State University (RB) Series A
5.000%, 04/01/26	400	$407,043
5.000%, 04/01/27	410	424,860
Idaho Health Facilities Authority (RB) Series 2025A
5.000%, 03/01/26	490	497,040
5.000%, 03/01/27	240	247,945
TOTAL IDAHO		1,576,888
ILLINOIS — (2.3%)
Chicago Park District (GO) Series C
5.000%, 01/01/26	1,015	1,025,217
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/25	445	449,489
Coles Christian Clark etc. Counties Community College District No. 517 Lake Land (GO) Series A
5.000%, 12/01/25	4,820	4,865,213
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	225	231,082
Cook County School District No. 57 Mount Prospect (GO)
5.000%, 12/01/25	2,125	2,146,271
Cook County Township High School District No. 225 (GO)
5.000%, 12/01/25	2,795	2,822,189
County of Cook (GO) Series A
5.000%, 11/15/26	1,980	2,031,792
DuPage County Forest Preserve District (GO)
5.000%, 11/01/25	2,140	2,156,786
5.000%, 11/01/26	280	287,522
Elmhurst Park District (GO)
5.000%, 12/15/25	735	742,716
5.000%, 12/15/26	220	226,614
5.000%, 12/15/27	220	230,512

47

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	350	$365,965
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/32	6,000	6,040,379
Metropolitan Water Reclamation District of Greater Chicago (GO) Series C
5.000%, 12/01/25	2,480	2,506,456
State of Illinois (GO) Series A
5.000%, 11/01/25	3,935	3,965,454
State of Illinois (GO) Series B
5.000%, 10/01/27	3,000	3,100,463
TOTAL ILLINOIS		33,194,120
INDIANA — (0.4%)
Indiana Municipal Power Agency (RB) (AGC) Series A
5.000%, 01/01/26	1,475	1,492,308
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	3,380	3,383,803
Lebanon Middle School Building Corp. (RB) (ST INTERCEPT) Series B
5.000%, 07/15/25	420	421,077
Westfield-Washington Multi-School Building Corp. (RB) (BAM ST INTERCEPT) Series B
5.000%, 07/15/25	370	370,834
5.000%, 01/15/26	425	429,343
TOTAL INDIANA		6,097,365
IOWA — (0.6%)
City of Cedar Rapids (GO) Series A
5.000%, 06/01/25	3,110	3,113,895
City of Des Moines (GO) Series A
5.000%, 06/01/25	1,850	1,852,270
	Face Amount^	Value†
	(000)
IOWA — (Continued)
City of Sioux City (GO) Series A
3.000%, 06/01/25	650	$649,412
College Community School District (GO) Series C
3.000%, 06/01/25	405	404,659
State of Iowa Board of Regents (RB) Series 2025A
5.000%, 09/01/27	2,000	2,087,031
TOTAL IOWA		8,107,267
KANSAS — (0.9%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	13,000	13,115,873
KENTUCKY — (0.7%)
Kentucky Municipal Power Agency (RB) (NPFG) Series A
5.000%, 09/01/31	510	517,099
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	1,025	1,042,658
Kentucky State Property & Building Commission (RB) Series A
5.000%, 10/01/25	2,550	2,565,125
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	995	998,260
Louisville & Jefferson County Metropolitan Sewer District (RB)
4.000%, 05/15/31	1,400	1,401,252
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/25	1,680	1,681,025
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	2,280	2,305,352
TOTAL KENTUCKY		10,510,771

48

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
LOUISIANA — (1.2%)
Ascension Parish School Board (GO)
5.000%, 03/01/26	75	$76,158
State of Louisiana (GO) Series B
5.000%, 08/01/25	10,030	10,067,412
State of Louisiana (GO) Series E
5.000%, 06/01/25	6,960	6,968,021
TOTAL LOUISIANA		17,111,591
MAINE — (0.2%)
City of Portland (GO)
5.000%, 05/01/25	475	475,000
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/25	435	435,759
Maine Turnpike Authority (RB)
5.000%, 07/01/26	910	931,341
5.000%, 07/01/27	430	448,291
TOTAL MAINE		2,290,391
MARYLAND — (1.2%)
County of Anne Arundel (GO)
5.000%, 10/01/32	1,690	1,725,811
County of Baltimore (GO)
5.000%, 07/01/25	830	832,220
5.000%, 07/01/26	1,235	1,264,376
5.000%, 08/01/26	3,790	3,807,128
County of Charles (GO)
5.000%, 10/01/25	610	614,502
5.000%, 10/01/26	1,095	1,125,426
County of Prince George's (GO) Series A
5.000%, 08/01/25	1,185	1,189,925
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/26	665	679,116
5.000%, 07/01/27	355	368,291
State of Maryland (GO) Series A
5.000%, 08/01/25	4,305	4,323,987
State of Maryland (GO) Series B
5.000%, 08/01/26	1,200	1,231,443
TOTAL MARYLAND		17,162,225
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (4.5%)
City of Fall River (GO)
4.000%, 01/30/26	4,455	$4,480,719
City of Quincy (GO)
4.500%, 07/09/25	5,050	5,058,924
5.000%, 07/25/25	10,925	10,937,715
City of Somerville (GO)
4.500%, 05/30/25	8,155	8,162,485
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/27	5,000	5,113,857
Commonwealth of Massachusetts (GO) Series I
5.000%, 12/01/31	1,365	1,399,885
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/25	500	500,640
Massachusetts Bay Transportation Authority Sales Tax Revenue (RB) Series B
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/25)	4,050	4,060,505
Massachusetts Development Finance Agency (RB) Series N
5.000%, 07/01/26	225	229,205
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/27	320	329,622
Massachusetts State College Building Authority (RB) Series A
¤ 5.000%, 05/01/49 (Pre-refunded @ $100, 5/1/25)	4,750	4,750,000
Town of Easton (GO)
4.000%, 03/05/26	1,764	1,776,227
Town of Hingham (GO)
4.000%, 02/13/26	8,205	8,255,820
Town of Swampscott (GO)
4.000%, 03/05/26	1,416	1,426,874
Town of Watertown (GO)
5.000%, 06/15/25	500	501,090
Town of Westborough (GO)
4.000%, 03/27/26	5,500	5,540,230

49

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Winchester (GO) Series B
4.000%, 03/26/26	2,500	$2,520,452
TOTAL MASSACHUSETTS		65,044,250
MICHIGAN — (1.7%)
Birmingham City School District (GO)
5.000%, 05/01/26	1,225	1,248,382
5.000%, 05/01/27	2,940	3,052,900
Central Michigan University (RB) Series A
5.000%, 10/01/25	905	911,111
Farmington Public School District (GO)
5.000%, 05/01/26	735	749,029
5.000%, 05/01/27	1,400	1,451,553
Ferris State University (RB) (AGC) Series A
5.000%, 10/01/27	340	355,718
Grand Rapids Public Schools (GO) (AGM)
5.000%, 05/01/25	1,960	1,960,000
Grandville Public Schools (GO) (AGC)
5.000%, 05/01/26	540	550,307
5.000%, 05/01/27	580	601,358
Great Lakes Water Authority Water Supply System Revenue (RB) Series A
5.000%, 07/01/25	150	150,358
Great Lakes Water Authority Water Supply System Revenue (RB) Series C
5.000%, 07/01/25	4,510	4,520,759
Michigan Finance Authority (RB)
¤ 5.000%, 11/15/45 (Pre-refunded @ $100, 5/15/25)	1,610	1,610,907
Michigan State University (RB) Series A
5.000%, 08/15/25	1,455	1,461,883
Portage Public Schools (GO) (BAM)
6.000%, 11/01/25	1,115	1,130,005
6.000%, 11/01/26	465	485,645
6.000%, 11/01/27	220	235,593
	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/25	535	$535,000
South Lyon Community Schools (GO)
5.000%, 05/01/26	880	897,408
Warren Consolidated Schools (GO) (Q-SBLF) Series II
5.000%, 05/01/26	2,075	2,115,017
5.000%, 05/01/27	1,045	1,083,687
TOTAL MICHIGAN		25,106,620
MINNESOTA — (4.3%)
City of Minneapolis (GO)
5.000%, 12/01/25	5,035	5,088,940
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	2,370	2,403,493
County of Hennepin (GO) Series B
5.000%, 12/01/25	3,235	3,269,282
County of Hennepin (GO) Series C
5.000%, 12/01/31	1,030	1,057,920
Metropolitan Council (GO) Series B
5.000%, 12/01/25	1,825	1,844,975
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	335	336,914
5.000%, 10/01/26	385	394,021
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,489
Northfield Independent School District No. 659 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	1,295	1,313,978
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	1,750	1,774,992

50

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
State of Minnesota (GO) Series A
5.000%, 08/01/25	10,000	$10,041,584
5.000%, 08/01/27	15,920	16,643,268
5.000%, 08/01/33	985	1,001,431
State of Minnesota (GO) Series B
5.000%, 08/01/25	12,675	12,727,708
4.000%, 08/01/32	3,420	3,421,707
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/26	1,060	1,072,845
TOTAL MINNESOTA		62,538,547
MISSISSIPPI — (0.1%)
State of Mississippi (GO) Series F
¤ 4.000%, 11/01/34 (Pre-refunded @ $100, 11/1/25)	1,285	1,290,115
MISSOURI — (0.8%)
Curators of the University of Missouri (RB)
5.000%, 11/01/25	8,000	8,071,084
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,285	1,286,435
St. Charles County School District No. R-IV Wentzville (GO)
4.000%, 03/01/29	1,575	1,582,218
TOTAL MISSOURI		10,939,737
NEBRASKA — (0.2%)
County of Sarpy (GO)
5.000%, 06/01/26	1,115	1,139,787
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	275	275,722
5.000%, 07/15/26	645	657,674
Omaha Public Power District (RB) Series A
5.000%, 02/01/31	1,000	1,012,186
TOTAL NEBRASKA		3,085,369
	Face Amount^	Value†
	(000)
NEVADA — (1.1%)
City of North Las Vegas (GO) Series B
5.000%, 06/01/25	320	$320,368
Clark County School District (GO) Series A
5.000%, 06/15/25	4,495	4,502,604
5.000%, 06/15/26	1,270	1,295,943
Clark County School District (GO) Series B
5.000%, 06/15/26	1,780	1,816,361
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	1,990	1,995,215
County of Clark (GO)
5.000%, 12/01/25	1,850	1,869,698
State of Nevada (GO) Series A
5.000%, 05/01/25	1,345	1,345,000
State of Nevada Highway Improvement Revenue (RB) Series A
5.000%, 12/01/25	3,140	3,174,591
TOTAL NEVADA		16,319,780
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
5.000%, 10/01/25	3,005	3,027,179
NEW JERSEY — (9.4%)
City of Hoboken (GO) Series A
4.000%, 03/10/26	8,000	8,061,209
City of Jersey City (GO) Series D
4.500%, 10/22/25	4,500	4,520,812
City of Plainfield (GO)
4.000%, 08/07/25	6,000	6,008,474
City of Ventnor City (GO)
4.500%, 07/01/25	3,075	3,079,412
County of Essex (GO)
4.250%, 07/10/25	7,860	7,869,301
County of Hudson (GO)
4.000%, 02/26/26	15,010	15,111,798
County of Mercer (GO) Series A
4.000%, 03/31/26	5,020	5,057,551
County of Monmouth (GO)
5.000%, 06/03/25	2,915	2,918,534

51

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Essex County Improvement Authority (RN)
5.000%, 06/18/25	965	$966,713
Hudson County Improvement Authority (RN) Series A
4.000%, 03/12/26	957	962,908
Monmouth County Improvement Authority (RN)
4.000%, 03/13/26	4,600	4,630,450
New Jersey Economic Development Authority (RB) Series WW
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	640	641,374
New Jersey Economic Development Authority (RB) Series XX
¤ 5.250%, 06/15/27 (Pre-refunded @ $100, 6/15/25)	1,380	1,382,963
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	355	355,859
5.000%, 07/01/26	680	695,142
New Jersey Educational Facilities Authority (RB) Series A
5.000%, 08/01/25	3,370	3,379,329
New Jersey Transportation Trust Fund Authority (RB) Series BB1
5.000%, 06/15/32	1,290	1,344,439
Princeton (GO)
4.000%, 02/19/26	10,020	10,087,633
State of New Jersey (GO) Series A
5.000%, 06/01/25	9,255	9,265,823
Township of Hamilton/Mercer County (GO) Series A
5.000%, 05/14/25	15,095	15,101,539
Township of Lakewood (GO)
4.000%, 12/18/25	4,430	4,449,037
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of Livingston (GO)
4.000%, 12/05/25	10,500	$10,539,679
Township of Parsippany-Troy Hills (GO)
4.000%, 10/29/25	10,000	10,026,899
Township of South Brunswick (GO) Series A
4.000%, 10/21/25	2,500	2,506,006
Township of Woodbridge (GO)
4.000%, 03/13/26	5,885	5,926,485
TOTAL NEW JERSEY		134,889,369
NEW MEXICO — (0.2%)
Albuquerque Bernalillo County Water Utility Authority (RB)
5.000%, 07/01/25	1,535	1,538,866
City of Albuquerque (GO) Series D
5.000%, 07/01/25	995	997,590
TOTAL NEW MEXICO		2,536,456
NEW YORK — (9.3%)
Canton Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	5,000	5,003,407
City of New York (GO) Series A
5.000%, 08/01/25	930	933,748
City of New York (GO) Series A1
4.000%, 08/01/32	1,690	1,691,515
City of New York (GO) Series B1
5.000%, 12/01/31	1,135	1,157,361
City of New York (GO) Series C
5.000%, 08/01/25	5,000	5,020,148
5.000%, 08/01/26	1,360	1,393,589
City of New York (GO) Series E
5.000%, 08/01/25	3,305	3,318,318
5.000%, 08/01/32	785	796,905
City of Oneida (GO)
4.000%, 03/27/26	4,500	4,532,902

52

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of Rochester (GO) Series I
4.000%, 02/26/26	3,000	$3,018,152
City of Rochester (GO) Series III
5.000%, 07/31/25	15,000	15,051,562
East Greenbush Central School District (GO) (ST AID WITHHLDG)
3.500%, 12/11/25	2,190	2,192,978
Elmira City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	7,000	7,007,224
Horseheads Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	2,000	2,000,887
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/06/25	2,300	2,302,042
Metropolitan Transportation Authority (RB) Series C1
5.000%, 11/15/28	6,375	6,413,140
5.000%, 11/15/34	770	771,910
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/25	305	308,140
5.000%, 11/15/26	245	252,580
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	870	889,323
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	2,000	2,014,046
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/30	1,310	1,335,750
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,845	1,850,004
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/35	3,510	3,567,448
Newburgh Enlarged City School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/25	3,045	3,047,259
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	5,705	$5,712,581
Oswego City School District (GO) (ST AID WITHHLDG)
4.500%, 07/18/25	2,350	2,353,820
Port Authority of New York & New Jersey (RB) Series 194
5.000%, 10/15/33	1,635	1,645,038
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	780	784,291
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	3,000	3,003,303
Tonawanda City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	7,000	7,006,716
Town of Amherst (GO)
4.000%, 10/30/25	5,590	5,606,561
Town of East Hampton (GO) Series A
4.000%, 08/15/25	5,000	5,007,386
Town of Monroe (GO)
4.000%, 08/01/25	3,000	3,004,186
Town of North Hempstead (GO) Series A
4.000%, 03/20/26	5,000	5,037,424
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	14,300	14,335,244
Town of Webster (GO) Series A
4.000%, 08/26/25	1,100	1,101,488
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/25	725	731,640
5.000%, 11/15/26	805	830,124
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	1,150	1,150,976
TOTAL NEW YORK		133,181,116

53

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NORTH CAROLINA — (1.4%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/25	520	$521,408
County of Brunswick (GO)
5.000%, 08/01/25	2,000	2,008,311
County of Cabarrus (RB) Series B
5.000%, 08/01/25	895	898,494
County of Gaston (GO)
4.000%, 05/01/25	15,565	15,565,000
North Carolina Capital Facilities Finance Agency (RB) Series B
¤ 5.000%, 10/01/55 (Pre-refunded @ $100, 10/1/25)	675	680,129
TOTAL NORTH CAROLINA		19,673,342
OHIO — (1.4%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/26	1,790	1,816,006
City of Cincinnati (GO) Series A
5.000%, 12/01/25	3,220	3,255,077
City of Cincinnati (GO) Series B
5.000%, 12/01/25	1,830	1,849,935
City of Cleveland (GO) Series A
5.000%, 12/01/25	3,140	3,172,384
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/26	1,390	1,405,831
5.000%, 01/01/27	1,220	1,256,837
City of Columbus (GO) Series A
5.000%, 08/15/25	1,850	1,858,221
City of Hamilton (GO)
4.000%, 12/17/25	535	536,612
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,315	1,345,838
Ohio State University (RB) Series A
5.000%, 12/01/25	1,050	1,060,883
5.000%, 12/01/26	465	479,387
	Face Amount^	Value†
	(000)
OHIO — (Continued)
University of Cincinnati (RB) Series C
5.000%, 06/01/25	1,750	$1,752,118
TOTAL OHIO		19,789,129
OKLAHOMA — (0.2%)
Cleveland County Independent School District No. 29 Norman (GO)
4.000%, 03/01/27	1,900	1,925,246
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,601,623
TOTAL OKLAHOMA		3,526,869
OREGON — (1.8%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/01/28	1,490	1,491,802
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	955	976,582
¤ 5.000%, 06/15/36 (Pre-refunded @ $100, 6/15/26)	935	956,130
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	1,000	1,001,971
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	1,000	1,001,971
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	460	460,835

54

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	6,010	$6,020,167
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	9,480	9,496,270
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/30	1,085	1,086,795
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	435	444,435
State of Oregon Department of Transportation (RB)
5.000%, 05/15/25	1,725	1,725,834
Union County School District No. 1 La Grande (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/25)	1,280	1,282,364
TOTAL OREGON		25,945,156
PENNSYLVANIA — (1.9%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 07/15/26	1,650	1,683,993
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/25	350	350,365
City of Philadelphia (GO) Series A
5.000%, 05/01/25	470	470,000
5.000%, 08/01/25	9,800	9,832,332
City of Philadelphia (GO) Series B
5.000%, 02/01/26	890	900,729
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 02/01/27	4,625	4,693,483
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Commonwealth of Pennsylvania (GO) (AGM) Series D
4.000%, 08/15/30	5,500	$5,504,815
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,337,284
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/31	625	633,415
Pennsylvania Turnpike Commission (RB) Series C
5.000%, 12/01/25	1,020	1,030,526
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/27	205	213,216
TOTAL PENNSYLVANIA		27,650,158
RHODE ISLAND — (0.4%)
City of Cranston (GO) Series 1
4.500%, 08/20/25	6,000	6,016,616
SOUTH CAROLINA — (1.5%)
Anderson County School District No. 4 (GO)
5.000%, 08/28/25	3,000	3,014,808
Beaufort County School District (GO) Series A
5.000%, 03/02/26	10,000	10,168,536
County of Dorchester (GO)
5.000%, 05/01/25	3,735	3,735,000
County of Newberry (GO) (ST AID WITHHLDG)
5.000%, 05/01/25	1,280	1,280,000
Orangeburg County School District (GO)
5.000%, 08/13/25	2,185	2,193,444
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/30	1,010	1,010,790
TOTAL SOUTH CAROLINA		21,402,578

55

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TENNESSEE — (2.1%)
City of Memphis (GO) Series A
5.000%, 10/01/25	940	$946,738
5.000%, 04/01/26	1,170	1,191,241
5.000%, 04/01/27	1,390	1,442,520
County of Hamilton (GO) Series A
5.000%, 08/01/25	6,970	6,997,188
County of Hamilton (GO) Series B
5.000%, 05/01/25	4,040	4,040,000
County of Rutherford (GO) Series A
5.000%, 04/01/26	1,960	1,995,583
County of Williamson (GO)
5.000%, 04/01/26	1,710	1,741,824
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	185	187,371
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/32 (Pre-refunded @ $100, 7/1/25)	3,935	3,945,738
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	8,050	8,065,370
TOTAL TENNESSEE		30,553,573
TEXAS — (13.6%)
Allen Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	520	527,912
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,350	1,371,283
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	995	1,009,827
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/25	3,320	3,336,189
5.000%, 08/15/26	7,240	7,431,567
5.000%, 08/15/27	10,710	11,190,014
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,580	$1,587,056
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/35 (Pre-refunded @ $100, 7/1/25)	1,045	1,047,799
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/25)	1,015	1,017,718
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	4,695	4,707,575
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	1,940	1,945,196
City of Allen (GO)
5.000%, 08/15/25	950	953,967
City of Austin (GO)
5.000%, 09/01/25	3,370	3,388,706
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/32	470	477,603
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/31	860	874,583
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	270	270,648
5.000%, 07/01/26	860	878,739
City of Carrollton (GO)
5.000%, 08/15/26	900	922,532
City of Conroe (GO) Series C
5.000%, 11/15/25	1,100	1,109,818
City of Dallas (GO)
5.000%, 02/15/26	1,270	1,288,327
City of Dallas (GO) Series A
5.000%, 08/15/25	3,155	3,169,089
5.000%, 02/15/26	3,130	3,175,169
5.000%, 02/15/27	3,580	3,701,333

56

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,190	$1,223,527
City of El Paso (GO)
5.000%, 08/15/25	495	497,268
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	445	452,088
5.000%, 03/01/27	265	274,198
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/26	1,140	1,156,898
City of Frisco (GO)
5.000%, 02/15/26	1,420	1,442,275
City of Greenville (GO) (BAM)
4.000%, 02/15/27	1,770	1,796,321
City of Irving (GO)
5.000%, 09/15/27	2,670	2,792,379
City of Lubbock Water & Wastewater System (RB)
5.000%, 02/15/27	210	217,862
City of McKinney (GO)
5.000%, 08/15/25	3,120	3,134,205
5.000%, 08/15/26	1,225	1,255,668
City of Plano (GO)
5.000%, 09/01/25	2,160	2,171,845
City of San Antonio (GO)
5.000%, 02/01/26	5,335	5,412,732
5.000%, 02/01/27	1,600	1,656,968
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/28	1,255	1,262,996
City of Temple (GO) Series A
5.000%, 08/01/25	285	286,082
5.000%, 08/01/26	135	138,230
City of Temple (GO) Series B
5.000%, 08/01/25	175	175,664
5.000%, 08/01/26	210	215,024
Clear Lake City Water Authority (GO)
5.000%, 03/01/26	260	263,733
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/25	440	441,901
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Comal Independent School District (GO) (PSF-GTD)
5.000%, 02/01/30	7,510	$7,609,442
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	335	339,966
County of Ector (GO)
5.000%, 02/15/26	885	897,286
County of Harris (GO)
5.000%, 09/15/26	1,105	1,136,826
County of Harris (GO) Series A
5.000%, 09/15/25	2,250	2,265,008
5.000%, 10/01/25	4,225	4,257,020
5.000%, 09/15/26	750	771,602
5.000%, 10/01/30	2,060	2,072,967
County of Midland (GO)
5.000%, 02/15/26	2,295	2,327,939
County of Montgomery (GO)
5.000%, 03/01/31	12,255	12,411,860
County of Tarrant (GO)
5.000%, 07/15/25	550	551,740
Crockett County Consolidated Common School District No. 1 (GO) (PSF-GTD)
5.000%, 08/15/26	1,495	1,531,281
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,920	1,940,717
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,660	2,688,702
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	420	425,568
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/25	2,100	2,117,513
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/25	1,770	1,784,761

57

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	400	$405,835
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	8,820	8,852,222
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	495	512,302
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	800	826,303
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	890	921,109
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,522,823
Humble Independent School District (GO) (PSF-GTD) Series A
¤ 4.000%, 02/15/29 (Pre-refunded @ $100, 6/23/25)	2,500	2,502,098
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	175	175,686
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	335	340,071
Lancaster Independent School District (GO) (BAM) Series B
5.000%, 02/15/26	1,545	1,566,448
5.000%, 02/15/27	425	438,654
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	3,095	3,108,552
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	2,025	2,077,509
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Lower Colorado River Authority (RB)
5.000%, 05/15/25	275	$275,134
5.000%, 05/15/26	2,760	2,810,917
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/27	500	518,428
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,555	1,580,370
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,135	2,143,268
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	400	405,929
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/25	2,055	2,057,414
5.000%, 06/01/26	1,085	1,107,587
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/31	2,075	2,116,108
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/31	2,565	2,585,434
5.000%, 01/01/33	6,915	7,059,019
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/25	300	300,802
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/25	2,040	2,045,280
5.000%, 07/01/29	4,500	4,591,301
Spring Independent School District (GO) Series B
5.000%, 08/15/26	805	825,771
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/27	295	309,496

58

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	435	$443,380
Texas Department of Transportation State Highway Fund (RB) Series A
5.000%, 10/01/25	1,195	1,203,577
Texas Tech University System (RB) Series A
5.000%, 02/15/26	2,225	2,259,052
5.000%, 02/15/27	490	507,138
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/25	555	555,535
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	215	218,036
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	250	251,153
5.000%, 08/15/26	100	102,529
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	625	634,264
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/25	675	680,436
6.500%, 08/15/26	280	291,336
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/25	220	221,014
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	4,740	4,762,850
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	2,345	2,356,304
TOTAL TEXAS		195,249,186
	Face Amount^	Value†
	(000)
UTAH — (0.2%)
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/37 (Pre-refunded @ $100, 6/15/25)	955	$956,704
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/25)	1,700	1,703,034
TOTAL UTAH		2,659,738
VIRGINIA — (0.9%)
City of Norfolk Water Revenue (RB)
5.000%, 11/01/25	7,495	7,561,638
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/26	2,215	2,243,179
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/25	2,165	2,172,190
5.000%, 10/01/26	1,020	1,048,199
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/25	525	530,780
TOTAL VIRGINIA		13,555,986
WASHINGTON — (8.4%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	6,075	6,129,079
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	12,070	12,118,043
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	7,390	7,455,785
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	2,130	2,135,724
City of Seattle (GO)
4.000%, 12/01/32	1,360	1,360,155

59

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	595	$613,584
County of King (GO)
5.000%, 12/01/25	4,145	4,190,337
County of King (GO) Series A
5.000%, 07/01/25	2,520	2,525,793
5.000%, 12/01/25	2,560	2,588,001
4.000%, 01/01/26	500	503,412
County of King (GO) Series B
5.000%, 12/01/25	4,995	5,049,634
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/26	310	314,165
Energy Northwest (RB)
5.000%, 07/01/26	525	526,221
Energy Northwest (RB) Series A
5.000%, 07/01/27	7,035	7,179,398
Energy Northwest (RB) Series B
5.000%, 07/01/25	1,240	1,243,005
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/26	380	384,601
Grays Harbor County Public Utility District No. 1 (RB) (AGC)
5.000%, 01/01/26	210	212,404
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/25	1,520	1,536,008
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	1,110	1,118,352
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
3.500%, 12/01/25	750	750,462
5.000%, 12/01/26	1,000	1,011,254
5.000%, 12/01/27	1,785	1,875,083
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/25	900	$909,583
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	2,280	2,303,544
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,010	1,020,286
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/26	220	226,045
5.000%, 12/01/27	265	278,037
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/25	2,615	2,644,513
State of Washington (GO) Series A
5.000%, 08/01/25	5,570	5,596,816
State of Washington (GO) Series B
5.000%, 07/01/29	725	733,493
5.000%, 08/01/29	1,035	1,057,464
5.000%, 07/01/30	1,060	1,071,786
5.000%, 07/01/31	7,605	7,684,529
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	990	1,014,833
5.000%, 08/01/28	3,175	3,245,088
5.000%, 08/01/29	5,730	5,854,363
5.000%, 08/01/31	1,350	1,376,135
State of Washington (GO) Series R-2022C
5.000%, 07/01/25	4,440	4,454,660
State of Washington (GO) Series R-2024C
5.000%, 08/01/25	5,320	5,345,612
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	5,050	5,110,966
State of Washington (COP) Series A
5.000%, 01/01/26	6,660	6,744,335

60

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/26	790	$801,676
5.000%, 03/01/27	880	909,132
Washington Health Care Facilities Authority (RB) Series A1
5.000%, 08/01/27	595	615,977
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	360	367,816
TOTAL WASHINGTON		120,187,189
WISCONSIN — (4.6%)
City of Kenosha (GO)
4.000%, 09/01/25	825	826,658
City of Madison (GO) Series B
5.000%, 10/01/25	3,545	3,571,148
5.000%, 10/01/26	6,875	7,074,621
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,060	1,092,648
City of Milwaukee (GO) (BAM) Series N5
5.000%, 12/01/25	1,985	2,003,160
City of Racine (GO)
4.500%, 03/15/27	1,810	1,827,123
County of Dane (GO) Series A
4.000%, 06/01/25	4,540	4,542,236
County of Pierce (GO) Series A
5.000%, 03/01/26	1,060	1,077,247
Green Bay Area Public School District (GO)
4.000%, 04/01/26	485	489,015
5.000%, 04/01/27	3,500	3,627,603
Oak Creek-Franklin Joint School District (GO) Series A
4.000%, 10/01/25	3,905	3,918,921
4.000%, 04/01/26	5,725	5,780,161
Onalaska School District (GO)
5.000%, 04/01/26	4,785	4,867,077
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Portage Community School District (GO)
5.000%, 03/01/26	100	$101,486
Public Finance Authority (RB) Series A
4.000%, 07/01/25	1,385	1,386,036
5.000%, 07/01/26	1,295	1,320,694
Sheboygan Area School District (GO)
5.000%, 03/01/26	595	604,484
Sparta Area School District (GO) (AGC)
5.000%, 03/01/26	550	558,448
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/25	2,595	2,595,000
State of Wisconsin (GO) Series A
5.000%, 05/01/30	2,035	2,035,000
5.000%, 05/01/32	1,030	1,030,000
Wisconsin Department of Transportation (RB) Series 2
5.000%, 07/01/25	16,085	16,127,506
TOTAL WISCONSIN		66,456,272
TOTAL MUNICIPAL BONDS (Cost $1,419,083,253)		1,416,038,136
COMMERCIAL PAPER — (1.5%)
California Statewide Communities Development Authority
2.730%, 07/08/25	2,000	1,998,078
2.750%, 05/15/25	15,000	14,995,558
County of Maricopa
2.900%, 05/07/25	5,000	4,999,366
TOTAL COMMERCIAL PAPER (Cost $22,000,000)		21,993,002
TOTAL INVESTMENTS — (100.0%)
(Cost $1,441,083,253)		$1,438,031,138

61

DFA Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,416,038,136	—	$1,416,038,136
Commercial Paper	—	21,993,002	—	21,993,002
Total Investments in Securities	—	$1,438,031,138	—	$1,438,031,138
See accompanying Notes to Financial Statements.
62

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (0.3%)
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	590	$626,203
5.000%, 03/01/30	810	869,824
4.000%, 03/01/33	1,250	1,251,799
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	660	691,333
TOTAL ALABAMA		3,439,159
ALASKA — (0.0%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	311,412
ARIZONA — (1.3%)
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,255	1,256,073
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,905	1,981,232
Glendale Union High School District No. 205 (GO) (AGM) Series B
5.000%, 07/01/28	250	264,059
5.000%, 07/01/29	510	546,480
Maricopa County Union High School District No. 210-Phoenix (GO)
5.000%, 07/01/36	2,450	2,505,762
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/27	3,040	3,166,783
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 12/01/36	7,975	7,985,010
TOTAL ARIZONA		17,705,399
	Face Amount^	Value†
	(000)
ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,145	$2,242,728
County of Pulaski (RB)
5.000%, 03/01/37	520	557,991
TOTAL ARKANSAS		2,800,719
CALIFORNIA — (3.5%)
California State Public Works Board (RB) Series D
5.000%, 11/01/41	4,000	4,288,272
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,200	1,217,326
Los Angeles Unified School District (GO)
5.000%, 07/01/43	900	958,982
San Francisco Community College District (GO)
5.000%, 06/15/31	1,000	1,001,822
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	802,196
State of California (GO)
5.000%, 08/01/25	765	768,179
5.000%, 08/01/26	2,250	2,305,012
3.500%, 08/01/27	800	807,998
5.000%, 11/01/27	5,610	5,879,503
5.000%, 04/01/29	2,000	2,143,455
5.000%, 08/01/30	2,300	2,344,387
5.000%, 10/01/31	1,885	2,087,737
4.000%, 08/01/35	625	619,443
5.000%, 08/01/35	4,590	4,623,181
4.000%, 09/01/35	4,495	4,451,825
5.000%, 10/01/35	1,785	1,805,019
4.000%, 10/01/36	2,410	2,380,331
5.000%, 10/01/41	1,250	1,318,484
University of California (RB) Series AY
4.000%, 05/15/35	1,515	1,523,340
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,002,121
TOTAL CALIFORNIA		46,328,613

63

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
COLORADO — (1.8%)
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.250%, 12/15/44	970	$1,042,681
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	815	838,766
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	4,290	4,293,728
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	400	437,887
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,053,583
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,013,535
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	40	41,508
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	334,864
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,215	1,261,321
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	1,590	1,762,475
TOTAL COLORADO		23,080,348
CONNECTICUT — (1.0%)
City of Bristol (GO)
5.000%, 03/15/29	830	892,258
	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of Meriden (GO) Series A
4.000%, 01/15/43	560	$553,776
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,049,547
5.000%, 08/01/29	1,000	1,062,360
City of Waterbury (GO)
5.000%, 08/01/29	625	673,207
State of Connecticut (GO) Series A
4.000%, 01/15/34	7,015	7,185,546
State of Connecticut (GO) Series E
5.000%, 10/15/29	715	731,188
University of Connecticut (RB) Series A
5.000%, 04/15/27	945	980,500
TOTAL CONNECTICUT		13,128,382
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	45,111
DISTRICT OF COLUMBIA — (0.8%)
District of Columbia (GO) Series A
5.000%, 06/01/25	1,500	1,501,944
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/27	8,345	8,675,009
TOTAL DISTRICT OF COLUMBIA		10,176,953
FLORIDA — (5.9%)
Alachua County School Board (COP) (AGM)
5.000%, 07/01/29	5,230	5,593,108
Bay County School Board (COP) Series A
5.000%, 07/01/28	565	595,512
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,114,468
4.000%, 07/01/35	1,750	1,778,846
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	1,506,807

64

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	1,100	$1,112,662
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	825	890,351
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	240	259,900
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	280	303,216
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/27	605	633,960
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,233,621
4.000%, 09/01/38	5,000	4,960,095
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,045,623
County of Miami-Dade (GO) Series A
5.000%, 07/01/25	2,295	2,300,983
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,526,517
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/27	250	261,140
Duval County Public Schools (COP) (AGM) Series A
5.000%, 07/01/29	1,485	1,583,322
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,002,592
Florida Development Finance Corp. (RB)
5.000%, 11/15/28	1,345	1,416,479
5.000%, 11/15/29	1,075	1,144,442
5.000%, 11/15/30	1,220	1,311,247
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	$1,928,388
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	508,822
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	1,170,844
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	695	743,915
Orlando Utilities Commission (RB) Series 2018-A
5.000%, 10/01/38	3,000	3,077,306
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	440	485,622
5.000%, 10/01/43	335	357,689
5.000%, 10/01/44	905	960,685
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	107,029
Pasco County School Board (COP) (AGM) Series A
5.000%, 08/01/36	1,985	2,115,241
5.000%, 08/01/37	3,000	3,182,794
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,042,116
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/39	1,000	1,064,386
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	166,671
School District of Broward County (COP) Series A
5.000%, 07/01/27	685	713,405
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,020	1,057,290
5.000%, 07/01/35	6,010	6,506,311

65

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
State of Florida (GO) Series A
5.000%, 06/01/25	2,500	$2,503,221
5.000%, 06/01/27	6,580	6,847,105
4.000%, 07/01/37	1,950	1,936,090
State of Florida (GO) Series C
5.000%, 06/01/27	2,075	2,159,231
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
4.000%, 07/01/35	1,000	1,003,473
4.000%, 07/01/36	1,000	1,002,529
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
4.000%, 07/01/44	2,283	2,154,947
TOTAL FLORIDA		78,370,001
GEORGIA — (1.3%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,021,207
Development Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	750,515
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,003,393
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/29	250	266,484
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	136,311
5.000%, 10/01/29	265	280,952
5.000%, 10/01/30	285	304,468
State of Georgia (GO) Series A
5.000%, 07/01/27	6,090	6,357,167
State of Georgia (GO) Series C
4.000%, 07/01/29	1,150	1,194,991
	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
State of Georgia (GO) Series C-1
5.000%, 07/01/26	4,210	$4,311,660
TOTAL GEORGIA		17,627,148
HAWAII — (1.2%)
City & County of Honolulu (GO) Series A
5.000%, 10/01/37	770	771,569
City & County of Honolulu (GO) Series B
5.000%, 10/01/25	925	931,356
City & County of Honolulu (GO) Series D
5.000%, 07/01/25	845	847,057
County of Hawaii (GO)
5.000%, 09/01/44	190	201,454
County of Hawaii (GO) Series A
5.000%, 09/01/37	1,500	1,528,409
State of Hawaii (GO) Series FH
5.000%, 10/01/25	1,640	1,650,613
State of Hawaii (GO) Series FT
5.000%, 01/01/27	10,060	10,385,668
TOTAL HAWAII		16,316,126
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	290	303,768
ILLINOIS — (3.2%)
Chicago O'Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	4,889,381
Chicago O'Hare International Airport (RB) Series D
5.250%, 01/01/36	170	173,669
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	74,387
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	3,245,101

66

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/36	1,000	$1,069,484
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,180	1,191,820
Cook County School District No. 78 Rosemont (GO) (AGM)
5.000%, 12/01/34	1,000	1,055,750
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	2,013,912
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	300	320,666
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,490	3,717,865
5.000%, 08/15/34	2,390	2,539,451
5.000%, 08/15/35	2,220	2,352,428
5.000%, 08/15/40	455	473,024
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,370,408
4.000%, 02/15/33	2,910	2,896,743
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/31	1,000	1,007,075
4.000%, 01/01/39	930	898,390
Sangamon County School District No. 186 Springfield (GO) (AGM)
4.000%, 02/01/31	1,310	1,326,823
State of Illinois (GO) Series A
5.000%, 03/01/33	1,800	1,901,172
State of Illinois (GO) Series B
5.000%, 05/01/41	1,960	2,011,654
5.250%, 05/01/43	1,280	1,315,846
University of Illinois (RB) Series A
5.000%, 04/01/30	640	691,554
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series E
5.000%, 01/01/26	425	$428,941
5.000%, 01/01/27	630	645,820
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM) Series U-A
5.000%, 01/01/26	550	555,101
TOTAL ILLINOIS		42,166,465
INDIANA — (0.7%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,669,200
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	390,919
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,354,516
Indiana Municipal Power Agency (RB) Series A
5.000%, 01/01/35	1,365	1,376,027
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	515,963
TOTAL INDIANA		9,306,625
IOWA — (0.4%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/29	1,470	1,508,232
4.000%, 06/01/30	1,090	1,120,122
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,052,219
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,066,769
TOTAL IOWA		5,747,342

67

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
KANSAS — (0.7%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	$1,442,105
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,190,435
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	1,998,214
Shawnee County Unified School District No. 437 Auburn-Washburn (GO) Series A
5.000%, 09/01/43	3,000	3,187,530
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,520	1,585,522
TOTAL KANSAS		9,403,806
KENTUCKY — (1.5%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	374,081
5.000%, 04/01/36	1,520	1,616,605
5.000%, 04/01/37	1,600	1,694,651
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,063,222
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	650	671,902
5.000%, 08/01/31	920	923,481
5.000%, 04/01/33	3,500	3,585,910
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	686,553
5.000%, 06/01/30	560	606,088
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	155,376
	Face Amount^	Value†
	(000)
KENTUCKY — (Continued)
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/42	3,610	$3,811,306
5.000%, 05/15/43	3,935	4,134,827
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,010	1,032,256
TOTAL KENTUCKY		20,356,258
LOUISIANA — (0.8%)
Ascension Parish School Board (GO)
5.500%, 03/01/28	250	265,994
5.000%, 03/01/29	380	405,010
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,040,498
City of New Orleans (GO) Series A
5.000%, 12/01/27	2,020	2,111,174
5.000%, 12/01/33	1,195	1,275,978
5.000%, 12/01/34	2,370	2,518,210
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,087,107
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	361,275
4.000%, 03/01/30	400	409,310
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	428,377
TOTAL LOUISIANA		9,902,933
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	521,182
5.000%, 07/01/29	480	505,657
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	2,084,482
TOTAL MAINE		3,111,321

68

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MARYLAND — (6.1%)
County of Anne Arundel (GO)
5.000%, 10/01/29	3,620	$3,922,973
5.000%, 10/01/43	2,280	2,413,908
County of Baltimore (GO)
5.000%, 03/01/27	4,145	4,298,072
5.000%, 11/01/27	2,215	2,327,356
5.000%, 03/01/28	4,000	4,227,833
County of Frederick (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/27)	725	753,882
5.000%, 08/01/27	4,000	4,172,932
County of Harford (GO)
4.000%, 10/01/42	1,345	1,311,255
County of Howard (GO) Series A
5.000%, 02/15/28	1,325	1,399,361
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,555	2,684,602
County of Montgomery (GO) Series C
5.000%, 10/01/27	6,570	6,892,681
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,653,534
County of Prince George's (GO) Series A
4.000%, 07/01/26	2,000	2,025,270
3.000%, 09/15/27	10,950	10,929,999
5.000%, 08/01/43	2,965	3,179,759
Maryland Health & Higher Educational Facilities Authority (RB) Series B
2.450%, 06/01/46	3,070	3,070,000
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	6,135	6,416,604
5.000%, 08/01/28	2,050	2,182,351
State of Maryland (GO) Series A
5.000%, 08/01/27	5,170	5,407,309
5.000%, 06/01/37	3,010	3,260,350
TOTAL MARYLAND		80,530,031
MASSACHUSETTS — (4.4%)
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	882,209
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Framingham (GO)
5.000%, 06/15/25	1,565	$1,568,508
City of Haverhill (GO)
4.000%, 11/15/41	1,360	1,317,725
4.000%, 11/15/43	1,610	1,516,199
City of Newton (GO)
4.000%, 02/01/43	1,255	1,212,266
4.000%, 02/01/44	3,760	3,595,739
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	280	303,675
5.000%, 01/01/43	3,900	3,955,750
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	2,950	3,131,358
4.000%, 02/01/39	1,000	987,431
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/26	2,000	2,037,261
5.000%, 08/01/40	12,000	12,894,510
5.000%, 08/01/41	5,000	5,336,576
Commonwealth of Massachusetts (GO) Series D
4.000%, 05/01/39	2,490	2,435,558
5.000%, 08/01/44	4,000	4,230,156
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	4,010	4,208,350
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	176,614
5.000%, 07/01/37	2,720	2,783,759
Massachusetts Development Finance Agency (RB) Series N
5.000%, 07/01/43	1,280	1,299,202
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/44	1,160	1,170,220
Nauset Regional School District (GO)
4.000%, 05/15/41	2,715	2,638,539

69

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Hingham (GO)
4.000%, 02/01/42	765	$748,742
TOTAL MASSACHUSETTS		58,430,347
MICHIGAN — (0.9%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,140,000
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,656,277
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	1,040	1,098,298
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	2,030	2,075,260
Oakland University (RB) Series A
5.000%, 03/01/29	695	736,104
5.000%, 03/01/30	805	862,608
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	286,666
5.000%, 05/01/30	225	241,643
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,416,521
TOTAL MICHIGAN		11,513,377
MINNESOTA — (2.0%)
County of Hennepin (GO) Series C
5.000%, 12/01/27	5,800	6,092,706
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	711,679
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	678,316
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,143,567
	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
4.000%, 02/01/40	1,005	$986,927
4.000%, 02/01/42	1,425	1,345,142
4.000%, 02/01/43	1,480	1,402,004
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,055	5,284,656
5.000%, 08/01/28	2,330	2,478,856
State of Minnesota (GO) Series B
4.000%, 08/01/32	3,175	3,176,585
4.000%, 08/01/41	2,215	2,182,869
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	352,270
TOTAL MINNESOTA		25,835,577
MISSISSIPPI — (0.8%)
State of Mississippi (GO) Series A
5.000%, 10/01/27	9,410	9,856,442
MISSOURI — (0.7%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,227,014
City of Kansas City (GO) Series A
5.000%, 02/01/37	400	435,559
City of Kansas City (RB) Series C
5.000%, 09/01/29	1,015	1,083,951
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	865	908,385
City of Wentzville (COP)
5.000%, 11/01/32	600	613,612
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,470	1,552,998

70

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
St. Louis County Reorganized School District No. R-6 (GO)
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/26)	850	$861,146
5.000%, 02/01/26	1,150	1,166,252
University City School District (GO)
5.250%, 02/15/44	340	356,032
TOTAL MISSOURI		9,204,949
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	397,262
NEBRASKA — (1.1%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	2,417,590
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/41	4,000	4,273,504
5.000%, 12/01/42	3,635	3,863,373
Papillion-La Vista School District No. 27 (GO)
5.000%, 12/01/44	4,210	4,414,848
TOTAL NEBRASKA		14,969,315
NEVADA — (1.9%)
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	1,000	1,058,555
County of Clark (GO) Series A
5.000%, 07/01/25	2,700	2,706,572
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	494,099
County of Clark Passenger Facility Charge Revenue (RB) Series C
5.000%, 07/01/26	2,060	2,106,348
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	1,900	2,008,547
	Face Amount^	Value†
	(000)
NEVADA — (Continued)
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	$774,479
5.000%, 07/01/28	2,720	2,868,662
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,980	2,094,659
State of Nevada (GO) Series A
5.000%, 05/01/43	7,000	7,389,890
State of Nevada (GO) Series C
5.000%, 05/01/43	2,255	2,380,600
Washoe County School District (GO) Series C
4.000%, 10/01/32	1,290	1,298,783
TOTAL NEVADA		25,181,194
NEW HAMPSHIRE — (0.1%)
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	1,594,968
NEW JERSEY — (1.6%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,940,403
3.000%, 02/01/27	3,035	3,033,699
3.000%, 02/01/28	4,560	4,555,029
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,029,576
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	795,939
5.000%, 06/15/35	3,300	3,551,259
State of New Jersey (GO) Series A
5.000%, 06/01/28	1,020	1,077,800
5.000%, 06/01/29	500	536,119
4.000%, 06/01/31	2,455	2,557,219
Township of Montville (GO)
3.000%, 10/01/25	505	503,437
TOTAL NEW JERSEY		20,580,480

71

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW MEXICO — (0.3%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/37	500	$526,441
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,023,527
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,083,410
TOTAL NEW MEXICO		3,633,378
NEW YORK — (5.4%)
City of New York (GO) Series A
5.000%, 08/01/26	2,015	2,064,767
City of New York (GO) Series B-1
5.250%, 10/01/43	2,280	2,425,999
City of New York (GO) Series C
5.000%, 03/01/42	2,445	2,590,513
City of New York (GO) Series E
5.000%, 08/01/26	2,500	2,561,745
5.000%, 08/01/44	1,250	1,314,775
City of New York (GO) Series E1
5.250%, 04/01/44	1,480	1,574,301
City of New York (GO) Series F-1
5.000%, 06/01/34	2,130	2,132,594
City of Syracuse (GO) Series B
4.000%, 06/01/25	500	500,255
Empire State Development Corp. (RB) Series A
5.000%, 03/15/32	1,705	1,745,573
Empire State Development Corp. (RB) Series C
5.000%, 03/15/35	5,500	5,877,846
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	1,985,285
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority (RB) Series A-1
5.000%, 11/15/36	2,595	$2,596,524
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/27	200	209,978
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	2,650	2,774,342
5.000%, 03/01/30	1,275	1,363,292
New York State Dormitory Authority (RB) Series 2015B-C
5.000%, 03/15/41	4,500	4,505,904
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	1,050	1,111,693
5.000%, 03/15/36	2,930	2,970,684
5.000%, 03/15/38	625	673,602
5.000%, 03/15/42	1,300	1,310,868
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/41	9,250	9,596,885
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	3,135	3,193,850
5.000%, 03/15/29	1,010	1,075,169
5.000%, 03/15/35	1,000	1,003,678
5.000%, 03/15/36	6,455	6,478,499
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	3,000	3,220,718
Port Authority of New York & New Jersey (RB) Series 194
5.000%, 10/15/33	1,480	1,489,086
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	540	586,250
Town of Oyster Bay (GO) (AGM)
5.000%, 08/01/29	165	179,236
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	542,799
5.000%, 11/15/36	925	937,567

72

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,355	$1,389,392
TOTAL NEW YORK		71,983,669
NORTH CAROLINA — (2.3%)
Cape Fear Public Utility Authority (RB)
5.000%, 04/01/43	305	325,725
5.000%, 04/01/44	315	334,374
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,733,490
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/43	200	214,810
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/39	3,260	3,525,440
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,645,111
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	165,526
County of Guilford (GO)
4.000%, 03/01/43	7,000	6,743,991
County of Mecklenburg (GO) Series A
4.000%, 02/01/42	1,160	1,129,888
County of Wake (GO) Series A
5.000%, 03/01/28	2,020	2,134,305
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,468,367
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,550	1,602,092
State of North Carolina (RB)
5.000%, 03/01/33	50	52,874
	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
State of North Carolina (GO) Series A
5.000%, 06/01/28	5,190	$5,508,022
TOTAL NORTH CAROLINA		30,584,015
OHIO — (3.4%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	267,972
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	246,435
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/29	1,250	1,322,471
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,361,330
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	1,290	1,315,150
City of Columbus (GO) Series A
4.000%, 04/01/27	8,865	9,037,831
County of Allen Hospital Facilities Revenue (RB) Series C
2.550%, 06/01/34	300	300,000
County of Montgomery (RB)
5.000%, 08/01/30	1,350	1,444,606
4.000%, 08/01/39	1,400	1,363,695
State of Ohio (GO) Series A
5.000%, 06/15/38	3,000	3,027,299
State of Ohio (GO) Series A
5.000%, 09/01/25	1,000	1,005,897
5.000%, 02/01/36	2,310	2,331,485
State of Ohio (GO) Series B
5.000%, 09/01/27	780	816,675
5.000%, 09/15/27	1,865	1,954,072
State of Ohio (GO) Series C
5.000%, 08/01/27	7,200	7,527,106

73

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OHIO — (Continued)
State of Ohio (GO) Series U
5.000%, 05/01/28	4,535	$4,804,687
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,215	3,373,070
TOTAL OHIO		44,499,781
OKLAHOMA — (0.9%)
City of Tulsa (GO)
5.000%, 03/01/26	4,000	4,065,414
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	1,641,203
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	3,430	3,584,195
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,421,919
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	740	752,344
TOTAL OKLAHOMA		11,465,075
OREGON — (2.5%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	644,135
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,596,560
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	1,545,925
City of Salem (GO)
5.000%, 06/01/25	530	530,641
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/28	4,445	4,453,209
	Face Amount^	Value†
	(000)
OREGON — (Continued)
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,725	$4,923,219
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,228,171
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	1,080	1,156,334
State of Oregon (GO) Series A
5.000%, 05/01/38	1,835	1,995,442
5.000%, 05/01/40	1,271	1,381,056
State of Oregon (GO) Series C
5.250%, 06/01/44	440	477,997
State of Oregon (GO) Series F
5.000%, 05/01/34	1,510	1,530,534
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/41	1,515	1,618,561
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,638,556
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,500	2,603,829
TOTAL OREGON		33,324,169
PENNSYLVANIA — (1.4%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,548,105
5.000%, 04/01/36	1,400	1,423,522
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/26	570	580,963

74

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	$229,693
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,250	1,321,443
County of Lebanon (GO) (AGM)
4.000%, 10/15/27	150	153,257
County of Lehigh (RB) Series A
5.000%, 07/01/29	875	923,542
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	697,884
Pennsylvania Economic Development Financing Authority (RB) Series 2025B
5.000%, 03/15/29	400	420,153
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	414,533
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,295	2,307,085
Pennsylvania State University (RB) Series B
4.000%, 09/01/35	1,130	1,130,620
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,510	3,551,605
Pittsburgh Water & Sewer Authority (RB) (AGM) Series A
5.000%, 09/01/26	3,675	3,765,861
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	340,844
TOTAL PENNSYLVANIA		18,809,110
RHODE ISLAND — (0.4%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	962,423
	Face Amount^	Value†
	(000)
RHODE ISLAND — (Continued)
State of Rhode Island (GO) Series A
5.000%, 12/01/41	240	$257,868
5.000%, 12/01/42	890	952,622
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,411,862
TOTAL RHODE ISLAND		5,584,775
SOUTH CAROLINA — (2.2%)
County of Charleston (GO) Series A
5.000%, 11/01/29	8,145	8,836,580
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	2,998,178
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	2,765	2,837,648
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,001,346
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	1,140	1,181,479
5.000%, 03/01/38	4,055	4,364,955
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/37	1,170	1,170,011
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,825,747
Spartanburg County School District No. 7 (GO) Series D
5.000%, 03/01/44	1,565	1,592,585
Spartanburg Sanitary Sewer District (RB)
4.000%, 03/01/40	2,395	2,343,873
TOTAL SOUTH CAROLINA		29,152,402
TENNESSEE — (4.8%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,495,799

75

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Memphis (GO) Series A
5.000%, 10/01/43	1,790	$1,851,911
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,569,465
County of Hamilton (GO) Series A
5.000%, 04/01/26	3,000	3,053,097
County of Knox (GO)
5.000%, 06/01/29	1,750	1,879,821
County of Williamson (GO)
5.000%, 04/01/39	2,670	2,905,435
4.000%, 04/01/42	1,225	1,193,012
4.000%, 04/01/43	1,925	1,854,412
4.000%, 04/01/44	2,000	1,907,200
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/31	5,465	5,851,718
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,820	3,983,220
4.000%, 07/01/28	10,160	10,441,774
4.000%, 07/01/37	2,000	1,979,545
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	6,260	5,872,838
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	1,989,567
State of Tennessee (GO) Series A
5.000%, 02/01/27	7,720	7,996,682
State of Tennessee (GO) Series B
5.000%, 08/01/25	1,000	1,004,184
Tennessee State School Bond Authority (RB) (ST INTERCEPT) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,028,196
TOTAL TENNESSEE		63,857,876
	Face Amount^	Value†
	(000)
TEXAS — (15.3%)
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	$584,261
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	250	251,063
5.000%, 08/01/27	2,300	2,402,389
Austin Independent School District (GO)
5.000%, 08/01/43	1,630	1,714,046
Barbers Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	645	683,719
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/43	14,355	15,104,040
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,135,036
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	4,988,593
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/26	1,540	1,580,748
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	992,532
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,416,423
City of Arlington (GO) Series A
5.000%, 08/15/37	1,995	2,181,676
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,206,724
City of Austin (GO)
5.000%, 09/01/38	840	909,376
5.000%, 09/01/44	1,350	1,417,434
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/42	900	948,804
5.000%, 11/15/43	810	853,042
5.000%, 11/15/44	540	565,798

76

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CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	910	$981,833
5.000%, 11/15/41	1,715	1,809,229
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/29	590	629,775
5.000%, 07/01/30	1,040	1,123,618
City of Cedar Park (GO)
5.000%, 02/15/29	590	628,387
City of Celina (GO)
5.000%, 09/01/31	405	442,942
5.000%, 09/01/32	465	511,669
City of College Station (GO)
5.000%, 02/15/29	345	367,193
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	620,755
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	2,060	2,083,838
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/25	1,000	1,007,412
City of Denton (GO)
5.000%, 02/15/29	2,150	2,288,303
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,617,720
5.000%, 03/01/45	1,280	1,317,859
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,608,525
City of Houston (GO) Series A
5.000%, 03/01/44	5,700	5,943,553
City of Hutto (GO) (BAM)
5.000%, 08/01/43	445	466,278
City of Irving (GO)
5.000%, 09/15/28	1,875	1,991,886
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/42	300	311,271
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,345,670
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/27	545	$563,989
City of McKinney (GO)
5.000%, 08/15/27	2,170	2,267,139
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,075,036
City of Pflugerville (GO)
5.000%, 08/01/37	425	456,675
5.000%, 08/01/40	755	807,506
5.000%, 08/01/41	800	848,743
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,771,004
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/32	2,260	2,301,499
4.000%, 02/01/36	2,435	2,416,933
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/44	300	313,732
City of San Antonio Electric & Gas Systems Revenue (RB) Series C
5.000%, 02/01/43	705	739,857
City of Waco (GO)
5.000%, 02/01/43	825	868,707
5.000%, 02/01/44	635	665,187
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	376,506
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	729,338
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,293,500
5.000%, 02/15/44	4,000	4,191,685
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	2,000	2,155,637
County of Bexar (RB)
5.000%, 08/15/27	680	709,382
County of Collin (GO)
5.000%, 02/15/38	415	450,372

77

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
County of Harris (GO) Series A
5.000%, 09/15/27	1,000	$1,046,069
5.000%, 10/01/29	2,005	2,162,193
County of San Patricio (GO)
5.000%, 04/01/29	150	159,600
County of Travis (GO)
4.000%, 03/01/42	2,260	2,154,857
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	990	1,058,102
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	807,500
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/44	770	808,027
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	700	730,246
East Central Independent School District (GO) (PSF-GTD)
4.000%, 08/15/41	925	903,580
El Paso County Hospital District (GO) (AGC)
5.000%, 08/15/40	1,375	1,448,786
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	250	270,448
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/36	1,425	1,426,061
5.000%, 08/15/44	1,200	1,255,777
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	465,320
Greater Texoma Utility Authority (RB) (BAM) Series R
5.000%, 10/01/42	2,590	2,697,068
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,425,000
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 10/01/33	895	$990,158
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,060,917
5.000%, 10/01/31	1,290	1,296,518
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,564,072
3.000%, 10/01/40	2,120	1,722,361
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,000	4,058,037
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,166,686
Houston Independent School District (GO) (PSF-GTD) Series REF-A
5.000%, 02/15/42	1,500	1,607,075
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/43	1,500	1,595,654
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/43	600	633,410
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	450	486,739
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	514,455
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	473,621
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/26	500	510,512
5.000%, 05/15/32	1,475	1,606,509
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,140	1,192,390
5.000%, 05/15/41	1,600	1,661,807
5.000%, 05/15/43	910	946,347

78

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	510	$544,110
5.000%, 05/15/30	400	432,081
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	380	400,363
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	473,621
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,100	2,225,525
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/27	1,910	1,973,929
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,880	1,888,669
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,800	1,936,206
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,790	5,110,777
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	5,632,670
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	1,000	1,049,372
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,449,762
5.000%, 08/15/30	1,000	1,090,092
4.000%, 08/15/43	875	828,759
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,403,496
State of Texas (GO) Series A
5.000%, 10/01/28	1,180	1,186,889
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
State of Texas (GO) Series B
5.000%, 08/01/39	1,900	$1,902,498
5.000%, 08/01/41	1,200	1,201,067
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,201,923
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/44	1,000	1,039,925
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	220	233,870
5.000%, 07/01/30	465	499,210
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	515	549,734
5.000%, 02/01/30	1,000	1,082,378
Texas Department of Transportation State Highway Fund (RB)
5.250%, 04/01/26	300	306,125
5.000%, 10/01/26	4,385	4,509,375
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/29	820	878,924
Texas Tech University System (RB) Series A
5.000%, 02/15/42	1,480	1,577,330
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	3,453,744
5.000%, 08/01/29	250	268,262
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/28	600	629,307
5.000%, 02/01/29	500	531,897
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	213,348
5.000%, 08/01/32	485	534,080

79

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	495	$518,708
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/27	765	819,549
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	584,777
5.000%, 02/15/31	875	958,561
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/27	1,000	1,044,563
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	5,893,273
TOTAL TEXAS		203,000,498
UTAH — (0.9%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	2,755,438
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,155	2,341,557
Intermountain Power Agency (RB) Series A
5.000%, 07/01/41	2,000	2,065,796
State of Utah (GO)
5.000%, 07/01/26	4,450	4,556,940
TOTAL UTAH		11,719,731
VIRGINIA — (3.9%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	100	101,938
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,210	3,352,963
	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	$3,010,005
City of Manassas (GO) (ST AID WITHHLDG)
4.000%, 01/01/42	1,055	1,020,052
4.000%, 01/01/44	1,120	1,060,332
City of Norfolk (GO) (ST AID WITHHLDG)
5.000%, 08/01/28	2,440	2,594,932
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	302,762
5.000%, 09/01/37	550	602,058
City of Norfolk Water Revenue (RB)
5.000%, 11/01/41	1,935	2,084,729
5.000%, 11/01/42	2,040	2,189,355
City of Richmond (GO) Series B
5.000%, 07/15/25	3,000	3,010,067
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,397,133
City of Roanoke (GO) (ST AID WITHHLDG) Series B
4.000%, 10/01/43	1,055	994,140
County of Arlington (GO)
5.000%, 06/15/37	7,025	7,659,360
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/28	2,800	2,949,023
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	1,048,558
4.000%, 10/01/42	2,265	2,205,064
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,755,495
5.000%, 08/01/28	2,945	3,131,057
County of Henrico Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,345,000

80

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	$505,505
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,714,901
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	438,664
5.000%, 01/01/29	530	557,210
TOTAL VIRGINIA		52,030,303
WASHINGTON — (7.9%)
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	900	902,419
City of Seattle (GO)
4.000%, 12/01/34	1,020	1,020,022
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,420	8,771,155
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/29	410	436,982
5.000%, 01/01/30	500	539,268
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	687,447
5.000%, 01/01/30	880	949,111
County of King (GO) Series A
5.000%, 06/01/28	3,590	3,803,327
5.000%, 06/01/29	2,050	2,206,328
County of King (GO) Series E
5.000%, 12/01/25	975	985,664
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/28	1,625	1,705,180
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,165	1,206,483
5.000%, 07/01/39	8,830	9,470,350
5.000%, 07/01/40	3,760	3,963,634
5.000%, 07/01/41	3,370	3,534,039
4.000%, 07/01/42	1,400	1,323,028
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	$1,575,043
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,834,115
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	320	346,275
5.000%, 12/01/41	2,275	2,407,729
4.125%, 12/01/43	6,850	6,657,332
5.000%, 12/01/44	3,000	3,135,095
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,450,821
5.000%, 12/01/26	1,555	1,604,300
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,041,430
State of Washington (GO) Series C
5.000%, 02/01/42	1,530	1,586,133
State of Washington (GO) Series D
5.000%, 02/01/37	1,410	1,421,758
State of Washington (GO) Series R-2022C
4.000%, 07/01/29	3,205	3,316,260
State of Washington (GO) Series R-2023A
5.000%, 08/01/38	1,460	1,587,948
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	6,000	6,648,349
State of Washington (GO) Series A
5.000%, 08/01/36	3,000	3,238,092
5.000%, 08/01/39	1,000	1,055,258
5.000%, 08/01/40	2,325	2,445,202
State of Washington (GO) Series A-2
5.000%, 08/01/41	1,535	1,630,144
State of Washington (GO) Series C
5.000%, 02/01/38	2,500	2,598,609

81

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series D
5.000%, 06/01/25	1,500	$1,501,945
5.000%, 02/01/41	6,000	6,033,667
State of Washington (GO) Series E
5.000%, 06/01/38	2,425	2,536,464
State of Washington (GO) Series R-2018D
5.000%, 08/01/33	3,925	4,039,634
TOTAL WASHINGTON		105,196,040
WEST VIRGINIA — (0.2%)
State of West Virginia (GO) Series A
5.000%, 12/01/41	2,500	2,572,329
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	418,228
TOTAL WEST VIRGINIA		2,990,557
WISCONSIN — (3.7%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,076,288
5.000%, 10/01/26	920	946,713
City of Madison (GO) Series B
5.000%, 10/01/27	7,745	8,115,738
City of Madison (GO) Series C
5.000%, 10/01/26	945	972,439
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,015	4,138,664
5.000%, 04/01/28	5,385	5,612,359
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/34	1,205	1,284,413
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	1,331,644
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	643,988
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Racine Unified School District (GO) (AGM)
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/31)	205	$225,158
5.000%, 04/01/39	920	969,304
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,555	1,670,271
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	1,575	1,731,695
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,292,632
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/28	2,000	2,115,330
State of Wisconsin (GO) Series A
5.000%, 05/01/25	2,885	2,885,000
State of Wisconsin (GO) Series B
5.000%, 05/01/37	3,155	3,434,323
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,115	1,173,119
Wisconsin Department of Transportation (RB) Series A
5.000%, 07/01/43	3,940	4,196,239
WPPI Energy (RB) Series A
5.000%, 07/01/28	1,380	1,408,539
TOTAL WISCONSIN		49,223,856
TOTAL MUNICIPAL BONDS (Cost $1,348,636,584)		1,324,777,066

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $673,098)	673,031	673,098
TOTAL INVESTMENTS — (100.0%)
(Cost $1,349,309,682)		$1,325,450,164

82

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,324,777,066	—	$1,324,777,066
Investment Companies	$673,098	—	—	673,098
Total Investments in Securities	$673,098	$1,324,777,066	—	$1,325,450,164
See accompanying Notes to Financial Statements.
83

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (0.5%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$698,376
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	331,921
4.000%, 02/01/38	750	701,098
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	237,614
University of South Alabama (RB) (BAM) Series A
5.000%, 04/01/44	500	520,271
TOTAL ALABAMA		2,489,280
ALASKA — (2.0%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	259,414
Borough of Matanuska-Susitna (GO) Series B
5.000%, 11/01/28	3,250	3,449,799
Municipality of Anchorage (GO) Series A
4.000%, 09/01/34	2,945	2,945,034
Municipality of Anchorage (GO) Series C
4.000%, 09/01/34	2,015	2,015,023
State of Alaska (GO) Series A
5.000%, 08/01/36	270	285,360
TOTAL ALASKA		8,954,630
ARIZONA — (1.6%)
Arizona Industrial Development Authority (RB) Series A
5.000%, 02/01/37	1,160	1,226,284
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,010	$1,050,417
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	223,816
4.000%, 09/01/37	390	383,711
Northern Arizona University (COP) (AGM)
5.000%, 09/01/25	550	553,147
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	168,503
Salt River Project Agricultural Improvement & Power District (RB) Series A
4.000%, 01/01/38	4,000	3,956,573
TOTAL ARIZONA		7,562,451
ARKANSAS — (0.1%)
Arkansas Development Finance Authority (RB) Series B-1
5.000%, 09/01/28	40	41,129
5.000%, 09/01/30	35	36,400
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	223,352
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	229,516
TOTAL ARKANSAS		530,397
CALIFORNIA — (1.8%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	275	294,367
California State University (RB) Series A
4.000%, 11/01/36	3,000	2,974,444

84

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	260	$266,088
Hesperia Community Redevelopment Successor Agency (TAN) (AGM) Series A
3.375%, 09/01/37	500	467,248
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	255,999
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	306,249
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	169,633
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	205,766
State of California (GO)
5.000%, 08/01/35	2,500	2,538,113
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	486,616
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	191,409
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	98,855
TOTAL CALIFORNIA		8,254,787
COLORADO — (1.2%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	177,028
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	595	626,882
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	80	$80,268
4.000%, 08/01/37	350	337,530
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	910	940,099
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	333,971
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	1,090	1,129,318
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	234,458
5.000%, 09/01/36	300	315,920
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	411,708
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	297,250
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	292,266
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	125	134,404
TOTAL COLORADO		5,311,102
CONNECTICUT — (1.2%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	378,720
City of Bridgeport (GO) Series B
5.000%, 08/15/26	500	511,002
City of New Haven (GO) Series A
5.000%, 08/01/29	595	632,104
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	805	842,194

85

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	$496,772
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	515	554,616
4.000%, 09/01/36	1,525	1,518,445
5.000%, 05/01/38	500	524,811
TOTAL CONNECTICUT		5,458,664
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	150	159,818
DISTRICT OF COLUMBIA — (2.3%)
District of Columbia (RB)
5.000%, 04/01/26	185	187,938
5.000%, 07/15/33	1,410	1,419,368
District of Columbia (GO) Series D
5.000%, 06/01/36	1,660	1,682,940
District of Columbia (GO) Series A
5.000%, 06/01/33	2,800	2,834,419
4.000%, 10/15/39	1,610	1,525,780
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	710	745,219
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	610	628,993
5.000%, 07/01/38	1,585	1,604,329
TOTAL DISTRICT OF COLUMBIA		10,628,986
FLORIDA — (13.4%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	1,544,659
Brevard County School District (COP) Series A
5.000%, 07/01/26	4,000	4,086,807
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	254,755
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	545	$535,716
Central Florida Expressway Authority (RB) Series B
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	2,000	2,023,021
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	280	302,180
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	423,460
5.000%, 10/01/37	400	416,473
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	675	678,978
City of Gainesville Utilities System Revenue (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/25)	825	830,411
5.000%, 10/01/25	1,570	1,580,478
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	266,282
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,440	1,449,611
City of Orlando Tourist Development Tax Revenue (RB) (AGM) Series A
5.000%, 11/01/25	800	805,329
City of South Miami Health Facilities Authority, Inc. (RB)
5.000%, 08/15/32	550	564,625
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	2,145	2,159,116
5.000%, 10/01/34	1,360	1,367,821

86

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,035	$1,026,740
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	794,595
County of Miami-Dade (GO) Series B
4.000%, 07/01/33	1,505	1,502,441
County of Miami-Dade Aviation Revenue (RB)
5.000%, 10/01/30	715	724,244
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	895	940,993
County of Miami-Dade Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,655	2,672,734
County of Pasco (GO) Series A
5.000%, 10/01/25	595	598,897
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	875	880,322
4.000%, 10/01/28	2,500	2,505,328
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	400	401,034
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	160	170,336
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/43	570	577,765
Hillsborough County School Board (COP)
5.000%, 07/01/30	685	718,117
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	670	671,738
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	895	923,044
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Manatee County School District (COP) (AGC) Series 2025A
5.000%, 07/01/44	2,895	$2,990,917
Marion County School Board (COP) (AGM)
5.000%, 06/01/42	1,000	1,046,484
5.000%, 06/01/43	1,000	1,041,441
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	415	430,812
5.000%, 04/01/44	2,250	2,293,267
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	515	520,800
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	290	292,982
Orange County Health Facilities Authority (RB) Series 2025A
5.000%, 10/01/44	1,415	1,443,116
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	513,385
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,220	3,245,670
5.000%, 10/01/44	2,810	2,982,900
Polk County School District (COP) Series A
5.000%, 01/01/28	660	691,683
School Board of Miami-Dade County (GO)
5.000%, 03/15/39	1,345	1,359,996
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	595	595,000
School District of Broward County (COP) Series A
5.000%, 07/01/32	670	680,429
South Florida Water Management District (COP)
3.000%, 10/01/31	450	426,062
5.000%, 10/01/36	1,560	1,578,850

87

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
State of Florida (GO) Series A
4.000%, 07/01/38	1,650	$1,617,234
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
4.000%, 07/01/39	2,500	2,502,720
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	539,989
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	275	276,687
TOTAL FLORIDA		61,468,474
GEORGIA — (0.7%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	100	101,182
5.000%, 03/01/29	250	256,179
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	275	289,926
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	397,023
Cobb County Kennestone Hospital Authority (RB) Series A
5.000%, 04/01/37	790	801,073
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	452,676
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	104,308
Paulding County Hospital Authority (RB) Series A
4.000%, 04/01/41	170	155,444
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	250	259,183
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
5.000%, 10/01/28	170	$178,253
TOTAL GEORGIA		2,995,247
HAWAII — (0.3%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	338,155
4.000%, 07/01/39	700	681,193
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	488,071
TOTAL HAWAII		1,507,419
IDAHO — (0.4%)
Idaho Health Facilities Authority (RB) Series 2025A
5.000%, 03/01/44	1,300	1,337,609
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	440	454,011
TOTAL IDAHO		1,791,620
ILLINOIS — (5.8%)
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	260	278,431
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,770	1,774,442
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/41	1,045	1,086,223
Chicago Park District (GO) Series A
5.000%, 01/01/43	100	102,667
5.000%, 01/01/44	200	204,369
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	1,825	1,895,140
5.000%, 06/01/29	1,265	1,326,652
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/44	750	773,503

88

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	$1,010,017
Cook County High School District No. 202 Evanston Township (GO)
5.000%, 12/01/27	1,000	1,011,029
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	155	165,678
4.000%, 11/15/39	135	128,852
5.000%, 11/15/42	1,255	1,297,250
Elmhurst Park District (GO)
5.000%, 12/15/42	230	243,007
5.000%, 12/15/44	1,000	1,046,480
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
¤ 5.000%, 02/01/27 (Pre-refunded @ $100, 2/1/26)	160	162,098
5.000%, 02/01/27	415	420,975
Illinois Finance Authority (RB) Series A
5.000%, 08/15/26	740	754,082
5.000%, 08/15/35	620	656,984
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	915	934,206
5.000%, 02/15/31	645	658,106
4.000%, 02/15/33	610	607,221
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	241,503
5.000%, 01/01/39	1,030	1,053,870
Illinois State Toll Highway Authority (RB) Series B
5.000%, 01/01/36	2,000	2,010,111
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO)
4.000%, 12/15/41	1,000	974,442
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	460	467,192
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	$505,256
Metropolitan Water Reclamation District of Greater Chicago (GO) Series A
5.000%, 12/01/44	750	789,552
Sales Tax Securitization Corp. (RB) Series A
5.000%, 01/01/44	800	829,797
State of Illinois (GO)
5.500%, 01/01/30	1,020	1,097,217
4.000%, 06/01/37	100	92,523
State of Illinois (GO) Series A
5.000%, 11/01/25	525	529,063
State of Illinois (GO) Series B
5.000%, 05/01/25	570	570,000
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	517,556
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM)
5.000%, 01/01/27	245	247,496
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27(Pre-refunded @ $100, 1/1/26)	300	303,721
TOTAL ILLINOIS		26,766,711
INDIANA — (1.2%)
Ball State University (RB) Series R
5.000%, 07/01/29	410	424,011
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	297,182
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	419,976
4.000%, 02/01/34	750	757,000

89

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
INDIANA — (Continued)
5.000%, 10/01/41	510	$540,776
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,533,440
Indiana State University (RB) Series T
4.000%, 10/01/39	110	107,559
Indiana University (RB) Series A
4.000%, 06/01/35	875	869,173
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	361,174
TOTAL INDIANA		5,310,291
IOWA — (0.3%)
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,375	1,376,500
KANSAS — (0.7%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	3,000	3,026,740
KENTUCKY — (1.1%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	267,343
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,044,438
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	715,342
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	514,739
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	545	574,315
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,165	1,190,672
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	$406,554
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	400	402,627
TOTAL KENTUCKY		5,116,030
LOUISIANA — (0.7%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,083,706
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	140	146,341
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	335	337,800
Lafourche Parish School Board (GO)
5.000%, 03/01/28	645	674,730
5.000%, 03/01/29	40	42,381
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	263,433
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	212,855
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	505	525,259
TOTAL LOUISIANA		3,286,505
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	235	237,223
MARYLAND — (1.0%)
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/42	365	379,427

90

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Maryland Health & Higher Educational Facilities Authority (RB) Series A
2.450%, 06/01/48	785	$785,000
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	965,566
Washington Suburban Sanitary Commission (RB)
4.000%, 06/01/41	1,075	1,057,314
Washington Suburban Sanitary Commission (RB) Series 2ND
4.000%, 06/01/41	1,300	1,278,613
TOTAL MARYLAND		4,465,920
MASSACHUSETTS — (3.1%)
City of Quincy (GO)
5.000%, 07/25/25	325	324,731
Commonwealth of Massachusetts (GO) Series A
5.000%, 01/01/43	3,900	3,955,750
Commonwealth of Massachusetts (GO) Series D
4.000%, 02/01/37	1,280	1,272,072
4.000%, 05/01/39	815	797,181
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/41	2,000	2,033,677
Massachusetts Development Finance Agency (RB) Series A
4.000%, 07/15/36	2,000	1,958,030
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	325	345,940
5.000%, 07/01/38	1,035	1,076,345
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	1,060	1,073,807
5.000%, 10/01/29	150	159,415
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	775	$819,833
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/44	525	529,625
TOTAL MASSACHUSETTS		14,346,406
MICHIGAN — (2.9%)
Central Michigan University (RB)
4.000%, 10/01/35	450	453,934
4.000%, 10/01/36	470	470,410
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	847,652
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	510	519,083
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	658,160
4.000%, 03/01/34	320	318,750
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	236,885
Ferris State University (RB)
5.000%, 10/01/27	550	563,256
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	230	243,399
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	190	190,000
Karegnondi Water Authority (RB)
5.000%, 11/01/29	535	551,730
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,320	1,351,170
4.000%, 11/15/35	295	287,429
5.000%, 11/15/37	1,485	1,497,715
Michigan Finance Authority (RB) Series 2013-2
4.000%, 12/01/35	1,975	1,933,817

91

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Michigan Finance Authority (RB) Series 2016MI
5.000%, 12/01/34	1,735	$1,744,239
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	705	720,718
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	527,123
TOTAL MICHIGAN		13,115,470
MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	237,115
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	75	75,810
TOTAL MINNESOTA		312,925
MISSISSIPPI — (0.5%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	635	641,590
State of Mississippi (GO) Series C
4.000%, 10/01/37	1,500	1,475,660
TOTAL MISSISSIPPI		2,117,250
MISSOURI — (1.0%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	386,082
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 11/15/29	350	368,654
4.000%, 07/01/34	510	516,296
5.000%, 11/15/38	1,070	1,098,654
Jefferson County Consolidated School District No. 6 (GO) Series A
3.000%, 03/01/34	140	128,315
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Kansas City Industrial Development Authority (RB) Series B
5.000%, 03/01/30	15	$16,122
5.000%, 03/01/33	450	480,477
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	1,195	1,195,380
University City School District (GO)
5.000%, 02/15/26	175	177,335
TOTAL MISSOURI		4,367,315
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	496,577
NEBRASKA — (0.5%)
Public Power Generation Agency (RB)
5.000%, 01/01/37	1,500	1,515,014
5.000%, 01/01/41	1,000	1,007,285
TOTAL NEBRASKA		2,522,299
NEVADA — (3.4%)
City of North Las Vegas (GO) (BAM)
5.000%, 06/01/28	560	591,583
Clark County School District (GO) Series A
5.000%, 06/15/28	615	634,200
Clark County School District (GO) Series D
5.000%, 06/15/28	1,670	1,685,599
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	376,404
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	3,490	3,499,146
County of Clark (GO) Series C
4.000%, 07/01/32	1,340	1,344,697
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	445	471,812

92

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
5.000%, 07/01/40	500	$514,108
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	320	339,280
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	365	386,821
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,331,802
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	259,529
State of Nevada (GO) Series D
5.000%, 04/01/27	2,390	2,390,000
Washoe County School District (GO)
5.000%, 06/01/25	1,515	1,516,909
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	365	367,630
TOTAL NEVADA		15,709,520
NEW JERSEY — (0.9%)
City of Vineland (GO) (AGM)
3.000%, 10/01/28	515	504,847
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	155,166
New Brunswick Parking Authority (RB) (BAM)
5.000%, 09/01/27	325	326,938
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	308,357
New Jersey Educational Facilities Authority (RB) (AGM) Series C
5.000%, 07/01/28	100	104,541
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	155	155,949
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	$758,038
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	760,883
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	709,332
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	359,365
TOTAL NEW JERSEY		4,143,416
NEW MEXICO — (0.4%)
New Mexico Hospital Equipment Loan Council (RB) Series A
4.000%, 08/01/36	1,785	1,717,018
NEW YORK — (4.3%)
City of New York (GO) Series F-6
2.500%, 06/01/44	1,180	1,180,000
Elmira City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	1,500	1,501,548
Horseheads Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	1,500	1,500,665
Lewiston-Porter Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/24/25	1,535	1,536,254
Metropolitan Transportation Authority (RB) Series C1
5.250%, 11/15/29	825	830,556
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,015	1,050,412
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	154,662

93

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	715	$718,575
5.000%, 12/01/28	315	329,345
New York City Industrial Development Agency (RB) (AGM) Series A
3.000%, 01/01/33	500	465,529
New York Convention Center Development Corp. (RB)
5.000%, 11/15/35	1,020	1,024,988
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/36	2,000	2,027,771
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	2,000	2,002,658
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	1,500	1,501,652
Salmon River Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	2,000	2,000,915
Southwestern Central School District (GO) (ST AID WITHHLDG) Series A
4.250%, 06/26/25	1,500	1,501,553
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	350	350,297
TOTAL NEW YORK		19,677,380
NORTH CAROLINA — (1.4%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,610	1,617,985
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,536,002
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	481,429
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	425	$451,150
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,000	1,033,608
5.000%, 01/01/39	1,415	1,433,318
TOTAL NORTH CAROLINA		6,553,492
NORTH DAKOTA — (0.3%)
City of Fargo (GO) Series H
4.000%, 05/01/43	1,000	949,568
City of Grand Forks (RB)
5.000%, 12/01/29	250	258,888
TOTAL NORTH DAKOTA		1,208,456
OHIO — (0.7%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	225	233,727
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/28	1,080	1,127,085
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	191,575
County of Montgomery (RB)
5.000%, 08/01/28	370	387,777
4.000%, 08/01/39	600	584,441
4.000%, 08/01/40	500	480,094
Ohio Higher Educational Facility Commission (RB)
4.000%, 05/01/40	10	9,240
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	335	345,312
TOTAL OHIO		3,359,251
OKLAHOMA — (0.7%)
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	1,966,446

94

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OKLAHOMA — (Continued)
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	$772,686
University of Oklahoma (RB) Series C
5.000%, 07/01/27	255	259,826
TOTAL OKLAHOMA		2,998,958
OREGON — (0.3%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	220,938
Metro (RB)
5.000%, 06/15/30	225	231,559
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	582,727
5.000%, 05/15/37	200	206,910
TOTAL OREGON		1,242,134
PENNSYLVANIA — (3.3%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,290,088
5.000%, 04/01/36	430	437,225
4.000%, 07/15/38	1,125	1,074,234
Butler Area Sewer Authority (RB) (BAM) Series A
¤ 2.000%, 07/01/29 (Pre-refunded @ $100, 1/1/26)	300	297,504
Chester County School Authority (RB)
5.000%, 03/01/28	320	324,704
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	810,939
City of Philadelphia (GO) Series B
5.000%, 02/01/37	515	535,917
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	1,000	973,133
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	250,065
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
County of Westmoreland (GO) Series A
5.000%, 08/15/29	530	$555,686
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	400	406,584
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	245,882
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	524,127
Montgomery County Higher Education & Health Authority (RB) Series A
5.000%, 09/01/27	955	992,229
Pennsylvania Economic Development Financing Authority (RB) Series 2025B
5.000%, 03/15/26	200	202,901
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	245	247,295
5.000%, 05/01/34	1,270	1,276,687
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,565	1,583,551
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,330,315
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	264,282
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	512,504
5.000%, 09/01/31	780	847,969
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	260,035
TOTAL PENNSYLVANIA		15,243,856

95

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	185	$186,840
SOUTH CAROLINA — (1.0%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	714,202
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	460	460,490
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	500,673
South Carolina Jobs-Economic Development Authority (RB) Series A
5.250%, 11/01/43	1,235	1,299,279
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/37	380	380,003
4.000%, 12/01/40	1,095	1,038,667
5.000%, 12/01/44	180	182,280
TOTAL SOUTH CAROLINA		4,575,594
SOUTH DAKOTA — (0.2%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	884,715
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	124,561
TOTAL SOUTH DAKOTA		1,009,276
TENNESSEE — (2.8%)
Chattanooga Health Educational & Housing Facility Board (RB) Series A-1
5.000%, 08/01/25	1,050	1,053,514
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/25	970	972,592
County of Williamson (GO)
4.000%, 04/01/42	1,000	973,887
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Greeneville Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	665	$688,267
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	760	773,007
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	190	192,435
5.000%, 07/01/31	1,240	1,327,746
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,085	1,108,025
4.000%, 07/01/37	3,000	2,969,317
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	3,000	2,814,459
TOTAL TENNESSEE		12,873,249
TEXAS — (18.1%)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	318,007
Austin Independent School District (GO)
5.000%, 08/01/41	1,475	1,563,556
Austin Independent School District (GO) (PSF-GTD)
4.000%, 08/01/44	1,440	1,363,257
Bexar County Hospital District (GO)
5.000%, 02/15/27	565	583,251
5.000%, 02/15/42	280	290,038
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	255	253,096
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	1,430	1,433,830

96

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	$520,388
4.000%, 01/01/40	755	714,647
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,367,393
City of Austin (GO)
5.000%, 09/01/44	440	461,979
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	525	531,476
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/43	250	263,284
5.000%, 11/15/44	165	172,883
City of Celina (GO)
4.125%, 09/01/25	1,000	1,002,548
City of El Paso (GO) Series A
5.000%, 08/15/26	1,075	1,102,325
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/45	735	756,739
City of Fort Worth (GO)
4.000%, 03/01/29	2,335	2,339,787
City of Grand Prairie (GO)
5.000%, 02/15/44	1,200	1,272,120
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	504,670
City of Irving (GO)
5.000%, 09/15/26	240	246,618
City of League City (GO)
4.000%, 02/15/28	160	161,248
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	412,431
5.000%, 05/15/30	415	443,092
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,147,710
City of Odessa (GO)
5.000%, 03/01/29	225	232,502
City of Plano (GO)
5.000%, 09/01/35	2,045	2,055,572
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/35	1,000	$1,026,182
4.000%, 02/01/36	1,270	1,260,577
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.250%, 02/01/44	1,200	1,281,293
City of Seguin (GO)
5.000%, 09/01/43	1,750	1,824,814
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,280	1,299,421
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	4,020	4,074,397
5.000%, 02/15/43	735	774,012
5.000%, 02/15/44	2,000	2,095,842
County of Bexar (GO)
4.000%, 06/15/26	600	607,352
County of Fort Bend Toll Road Revenue (RB) (AGM)
5.000%, 03/01/26	250	253,858
County of Harris (GO)
5.000%, 09/15/42	2,715	2,860,792
County of Harris (GO) Series A
5.000%, 10/01/26	805	811,642
County of Midland (GO)
5.000%, 02/15/42	1,110	1,162,521
County of Montgomery (GO)
5.000%, 03/01/31	3,000	3,038,399
Dallas College (GO)
5.000%, 02/15/35	1,765	1,767,515
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	810	820,737
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	38,189
4.000%, 11/01/39	495	480,898
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/44	230	241,359

97

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	$216,280
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	322,575
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/43	2,950	3,091,674
Greater Greenspoint Redevelopment Authority (TAN) (AGM)
4.000%, 09/01/34	285	285,952
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	790	826,500
5.000%, 07/01/28	445	468,056
5.000%, 05/15/31	530	556,107
3.000%, 10/01/40	100	81,243
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	315	329,845
Houston Community College System (RB)
5.000%, 04/15/26	1,230	1,231,837
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/43	2,500	2,606,996
Klein Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/01/33	2,000	1,999,981
Lower Colorado River Authority (RB)
5.000%, 05/15/39	1,205	1,249,262
5.000%, 05/15/41	735	755,484
5.000%, 05/15/43	635	660,363
5.000%, 05/15/44	310	321,364
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/38	450	468,045
Permanent University Fund - Texas A&M University System (RB) Series A
4.000%, 07/01/32	920	920,647
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series A
4.000%, 07/01/42	2,480	$2,321,205
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	99,317
Port Freeport (RB) Series B
5.000%, 06/01/29	350	361,029
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	543,622
San Antonio Independent School District (GO) (PSF-GTD)
4.000%, 08/15/43	500	473,577
State of Texas (GO) Series A
4.000%, 10/01/36	1,750	1,729,867
State of Texas (GO) Series B
5.000%, 08/01/39	1,000	1,001,315
5.000%, 08/01/40	1,865	1,867,125
Stephen F Austin State University (RB)
5.000%, 10/15/29	350	357,914
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/44	1,455	1,513,090
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series A
4.000%, 02/15/35	1,750	1,696,703
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/25	350	350,711
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	188,242
Texas Tech University System (RB) Series A
5.000%, 02/15/42	350	373,017
Texas Transportation Commission (GO)
5.000%, 04/01/43	1,075	1,126,937

98

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/26	365	$368,619
Town of Prosper (GO)
5.000%, 02/15/37	1,530	1,651,157
University of North Texas System (RB) Series A
5.000%, 04/15/27	500	516,832
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	250	265,570
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	720	762,195
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/42	1,750	1,852,169
TOTAL TEXAS		83,046,671
UTAH — (0.8%)
County of Uintah (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	758,734
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,001,302
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/43	450	470,932
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	440	468,378
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	995	1,017,130
TOTAL UTAH		3,716,476
VIRGINIA — (0.0%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	200	210,268
	Face Amount	Value†
	(000)
WASHINGTON — (13.0%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	805	$812,166
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	1,050	1,054,179
City of Kirkland (GO)
5.000%, 12/01/43	2,725	2,908,622
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,266,330
5.000%, 11/01/26	750	772,581
City of Seattle (GO)
4.000%, 12/01/32	375	375,043
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	480	517,476
4.000%, 04/01/33	770	771,638
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	170,899
City of Tacoma Sewer Revenue (RB)
4.000%, 12/01/35	1,475	1,422,915
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/40	2,090	2,252,947
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/36	3,050	3,052,620
4.000%, 07/01/39	2,000	1,963,682
Energy Northwest (RB)
4.000%, 07/01/27	400	400,354
Energy Northwest (RB) Series A
5.000%, 07/01/35	2,770	2,772,586
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	520	536,323
5.000%, 12/01/42	1,195	1,266,967

99

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 216 Enumclaw (GO) (SCH BD GTY)
5.000%, 12/01/34	2,610	$2,614,392
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/26	1,650	1,667,803
4.125%, 12/01/43	2,660	2,585,183
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
4.000%, 12/01/33	1,105	1,113,965
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/31	4,250	4,260,304
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	291,497
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	635	654,634
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
5.000%, 12/01/42	3,000	3,192,328
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/28	545	582,053
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,380	2,400,597
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
4.000%, 12/01/44	1,920	1,821,511
State of Washington (GO) Series B
5.000%, 08/01/41	1,430	1,452,266
State of Washington (GO) Series 2016-B
5.000%, 08/01/40	1,215	1,219,597
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,300	$1,304,918
State of Washington (GO) Series B
5.000%, 08/01/29	995	1,016,595
State of Washington (GO) Series C
5.000%, 06/01/29	1,045	1,064,780
5.000%, 02/01/44	1,200	1,242,529
State of Washington (GO) Series D
5.000%, 02/01/41	1,250	1,257,014
5.000%, 02/01/42	240	242,241
State of Washington (GO) Series R-2024C
5.000%, 08/01/40	1,325	1,436,943
State of Washington (GO) Series R-2025C
5.000%, 07/01/39	2,500	2,735,598
State of Washington (COP) Series D
5.000%, 07/01/40	630	655,450
Washington Health Care Facilities Authority (RB)
5.000%, 09/01/40	750	765,801
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/40	395	418,363
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/25	35	35,117
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,009,942
TOTAL WASHINGTON		59,358,749
WEST VIRGINIA — (0.1%)
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	452,822
WISCONSIN — (3.6%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	808,184

100

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Kenosha (GO) Series A
4.000%, 09/01/25	615	$616,236
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	575,220
City of Milwaukee (GO) Series N4 & B5
5.000%, 04/01/26	630	639,262
4.000%, 04/01/28	415	417,398
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	325	335,068
City of Waukesha (GO) Series C
5.000%, 10/01/26	290	297,484
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	880	905,428
Platteville School District (GO)
5.000%, 03/01/31	565	605,619
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	657,527
4.000%, 07/01/39	675	651,381
State of Wisconsin (GO) Series 1
5.000%, 05/01/38	1,040	1,146,289
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series A
5.000%, 05/01/41	1,100	$1,180,670
5.000%, 05/01/43	4,000	4,239,366
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	765	796,126
5.000%, 07/01/34	750	766,064
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,345	1,350,652
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	607,928
TOTAL WISCONSIN		16,595,902
TOTAL MUNICIPAL BONDS (Cost $472,094,452)		457,856,365

	Shares	Value
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $442,162)	442,118	442,162
TOTAL INVESTMENTS — (100.0%)
(Cost $472,536,614)		$458,298,527
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$457,856,365	—	$457,856,365
Investment Companies	$442,162	—	—	442,162
Total Investments in Securities	$442,162	$457,856,365	—	$458,298,527
See accompanying Notes to Financial Statements.
101

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
UAB Medicine Finance Authority (RB) Series B
5.000%, 09/01/25	760	$763,460
ALASKA — (2.0%)
Borough of Matanuska-Susitna (GO) Series B
5.000%, 11/01/26	1,600	1,644,609
Borough of North Slope (GO) Series A
5.000%, 06/30/25	290	290,766
State of Alaska (GO) Series A
5.000%, 08/01/25	1,490	1,495,671
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	70	71,856
5.000%, 10/01/27	200	208,912
TOTAL ALASKA		3,711,814
ARIZONA — (0.7%)
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	170	170,145
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	150	153,599
5.000%, 07/01/27	330	344,116
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	75	76,799
5.000%, 07/01/27	260	271,121
Northern Arizona University (COP) (AGM)
5.000%, 09/01/25	250	251,431
TOTAL ARIZONA		1,267,211
CALIFORNIA — (1.0%)
Peralta Community College District (GO) Series A
5.000%, 08/01/25	780	780,160
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/34	1,000	$1,013,365
TOTAL CALIFORNIA		1,793,525
COLORADO — (1.1%)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	75	75,824
5.000%, 12/15/26	680	702,285
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	335	338,700
City & County of Denver Airport System Revenue (RB) Series C
5.000%, 11/15/25	520	525,007
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	350	353,887
TOTAL COLORADO		1,995,703
CONNECTICUT — (1.5%)
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	605,159
State of Connecticut (GO) Series F
5.000%, 11/15/26	1,000	1,028,468
State of Connecticut Special Tax Revenue (RB) Series A-1
5.000%, 07/01/25	260	260,608
Town of Madison (GO)
3.500%, 12/18/25	890	891,443
TOTAL CONNECTICUT		2,785,678

102

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (1.2%)
District of Columbia (GO) Series B
5.000%, 06/01/25	825	$826,069
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	1,410	1,452,013
TOTAL DISTRICT OF COLUMBIA		2,278,082
FLORIDA — (8.4%)
Brevard County School District (COP) Series A
5.000%, 07/01/27	565	587,343
5.000%, 07/01/28	440	464,033
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	795	799,685
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/32	160	161,013
County of Broward Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	1,630	1,641,268
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/25	370	372,622
County of Seminole Water & Sewer Revenue (RB) Series A
4.000%, 10/01/28	1,685	1,688,591
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/25	200	200,619
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,500	1,508,098
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	105	105,662
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	665	666,726
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Manatee County School District (COP) (AGC) Series 2025A
5.000%, 07/01/26	40	$40,919
5.000%, 07/01/27	35	36,474
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	995	997,764
Pinellas County School Board (RN)
5.000%, 06/30/25	1,500	1,503,402
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/29	380	384,038
St. Lucie County School Board (RB) (AGM)
5.000%, 10/01/25	1,360	1,368,399
State of Florida (GO) Series A
5.000%, 06/01/25	1,250	1,251,610
5.000%, 06/01/26	815	833,137
5.000%, 07/01/26	130	133,154
5.000%, 07/01/27	250	260,795
State of Florida (GO) Series B
5.000%, 06/01/25	895	896,153
TOTAL FLORIDA		15,901,505
GEORGIA — (0.3%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	550	557,038
HAWAII — (0.2%)
State of Hawaii (GO) Series FH
5.000%, 10/01/25	390	392,524
ILLINOIS — (4.6%)
Chicago Park District (GO) Series C
5.000%, 01/01/26	210	212,114
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/25	55	55,555
City of Springfield (GO)
5.000%, 12/01/25	250	252,258

103

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Cook County Community Consolidated School District No. 64 Park Ridge-Niles (GO)
5.000%, 12/01/25	1,030	$1,040,139
Cook County School District No. 57 Mount Prospect (GO)
5.000%, 12/01/25	275	277,753
County of Cook (GO) Series A
5.000%, 11/15/25	610	614,928
5.000%, 11/15/26	790	810,664
DuPage County Forest Preserve District (GO)
5.000%, 11/01/25	260	262,039
5.000%, 11/01/26	50	51,343
Elmhurst Park District (GO)
5.000%, 12/15/25	90	90,945
5.000%, 12/15/26	30	30,902
5.000%, 12/15/27	30	31,434
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	170	177,754
Illinois Finance Authority (RB) Series A
5.000%, 08/15/26	610	621,608
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/31	475	478,360
5.000%, 12/01/32	890	895,990
Metropolitan Water Reclamation District of Greater Chicago (GO) Series C
5.000%, 12/01/25	340	343,627
Morgan County School District No. 117 Jacksonville (GO) (AGC)
5.000%, 01/01/26	500	505,099
State of Illinois (GO) Series A
5.000%, 10/01/25	735	739,711
State of Illinois (GO) Series B
5.000%, 10/01/27	515	532,246
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Village of Rosemont (GO) (BAM)
5.000%, 12/01/25	605	$610,710
TOTAL ILLINOIS		8,635,179
INDIANA — (0.9%)
Fort Wayne Community School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/25	200	200,542
Indiana Municipal Power Agency (RB) (AGC) Series A
5.000%, 01/01/26	275	278,227
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	880	880,990
Lebanon Middle School Building Corp. (RB) (ST INTERCEPT) Series B
5.000%, 07/15/25	55	55,141
Westfield-Washington Multi-School Building Corp. (RB) (BAM ST INTERCEPT) Series B
5.000%, 07/15/25	130	130,293
5.000%, 01/15/26	100	101,022
TOTAL INDIANA		1,646,215
IOWA — (1.7%)
City of Des Moines (GO) Series A
5.000%, 06/01/25	260	260,319
City of Urbandale (GO) Series A
5.000%, 06/01/25	1,115	1,116,292
Des Moines Metropolitan Wastewater Reclamation Authority (RB) Series B
5.000%, 06/01/25	865	866,105
Waukee Community School District (GO) Series A
5.000%, 06/01/25	1,025	1,026,293
TOTAL IOWA		3,269,009

104

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
KENTUCKY — (1.8%)
Kentucky Asset Liability Commission (RB) Series A
5.000%, 09/01/25	850	$853,593
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	1,370	1,374,489
Kentucky Turnpike Authority (RB) Series B
5.000%, 07/01/25	1,165	1,168,039
TOTAL KENTUCKY		3,396,121
MARYLAND — (1.9%)
Maryland Health & Higher Educational Facilities Authority (RB) Series 2025A
5.000%, 07/01/26	60	61,273
5.000%, 07/01/27	45	46,685
Maryland Health & Higher Educational Facilities Authority (RB) Series B
2.450%, 06/01/46	3,050	3,050,000
State of Maryland (GO) Series A
5.000%, 08/01/26	480	492,577
TOTAL MARYLAND		3,650,535
MASSACHUSETTS — (0.8%)
City of Fall River (GO)
4.000%, 01/30/26	545	548,146
City of Quincy (GO)
5.000%, 07/25/25	665	664,450
Massachusetts Development Finance Agency (RB) Series N
5.000%, 07/01/26	25	25,467
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/27	70	72,105
Town of Easton (GO)
4.000%, 03/05/26	217	218,504
TOTAL MASSACHUSETTS		1,528,672
	Face Amount^	Value†
	(000)
MICHIGAN — (1.2%)
Birmingham City School District (GO)
5.000%, 05/01/26	150	$152,863
5.000%, 05/01/27	360	373,824
Farmington Public School District (GO)
5.000%, 05/01/26	65	66,241
Grandville Public Schools (GO) (AGC)
5.000%, 05/01/26	65	66,241
5.000%, 05/01/27	70	72,578
Northern Michigan University (RB)
5.000%, 06/01/26	500	509,503
Portage Public Schools (GO) (BAM)
6.000%, 11/01/25	135	136,817
6.000%, 11/01/26	55	57,442
6.000%, 11/01/27	30	32,126
South Lyon Community Schools (GO)
5.000%, 05/01/26	370	377,319
Utica Community Schools (GO) (Q-SBLF)
5.000%, 05/01/25	500	500,000
TOTAL MICHIGAN		2,344,954
MINNESOTA — (0.6%)
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	290	294,098
Cook County Independent School District No. 166 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	120	121,588
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	202,767
State of Minnesota (GO) Series B
4.000%, 08/01/32	440	440,220
TOTAL MINNESOTA		1,058,673

105

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MISSOURI — (0.8%)
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	835	$835,932
Missouri Joint Municipal Electric Utility Commission (RB) Series A
5.000%, 06/01/27	200	200,251
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	555	555,177
TOTAL MISSOURI		1,591,360
NEBRASKA — (0.3%)
City of Gretna (COP)
5.000%, 12/15/25	380	380,362
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	240	240,630
TOTAL NEBRASKA		620,992
NEVADA — (2.6%)
City of North Las Vegas (GO) Series B
5.000%, 06/01/25	40	40,046
Clark County School District (GO) Series B
5.000%, 06/15/26	220	224,494
Clark County School District (GO) Series C
5.000%, 06/15/26	1,150	1,162,752
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	600	601,573
4.000%, 07/01/34	200	200,340
County of Clark (GO)
5.000%, 12/01/25	320	323,407
5.000%, 07/01/27	1,770	1,846,470
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/25	520	521,362
TOTAL NEVADA		4,920,444
	Face Amount^	Value†
	(000)
NEW HAMPSHIRE — (0.6%)
County of Merrimack (GO)
4.000%, 12/26/25	1,200	$1,206,159
NEW JERSEY — (7.1%)
City of Hoboken (GO) Series A
4.000%, 03/10/26	1,050	1,058,034
City of Jersey City (GO) Series D
4.500%, 10/22/25	735	738,399
City of Linden (GO)
4.500%, 07/10/25	425	425,607
City of Plainfield (GO)
4.000%, 08/07/25	1,250	1,251,765
County of Hudson (GO)
4.000%, 02/26/26	1,065	1,072,223
Essex County Improvement Authority (RN)
5.000%, 06/18/25	950	951,687
Livingston Township School District (GO)
4.000%, 07/15/29	750	750,735
New Jersey Educational Facilities Authority (RB) Series A
5.000%, 08/01/25	380	381,052
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 09/15/25	500	502,504
5.000%, 07/01/28	1,070	1,076,554
Township of Lakewood (GO)
4.000%, 12/18/25	570	572,450
Township of Livingston (GO)
4.000%, 12/05/25	2,000	2,007,558
Township of South Brunswick (GO) Series A
4.000%, 10/21/25	1,250	1,253,003
Township of Woolwich (GO)
4.500%, 05/21/25	1,420	1,420,306
TOTAL NEW JERSEY		13,461,877
NEW YORK — (9.6%)
Canton Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	1,000	1,000,681

106

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series A1
4.000%, 08/01/32	645	$645,578
City of New York (GO) Series A-1
5.000%, 08/01/27	400	416,761
City of North Tonawanda (GO)
4.750%, 05/16/25	1,000	1,000,269
City of Schenectady (GO)
4.500%, 05/02/25	400	400,008
East Greenbush Central School District (GO) (ST AID WITHHLDG)
3.500%, 12/11/25	400	400,544
Geneva City School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	795	795,510
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/06/25	1,500	1,501,332
Metropolitan Transportation Authority (RB) Series C1
5.000%, 11/15/28	895	900,355
5.250%, 11/15/29	375	377,526
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/26	245	245,000
5.000%, 07/01/30	675	675,540
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	1,000	1,001,329
Oriskany Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/25	1,000	1,001,191
Oswego City School District (GO) (ST AID WITHHLDG)
4.500%, 07/18/25	1,000	1,001,626
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	1,000	1,001,101
Salmon River Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	1,000	1,000,457
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Southampton Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/20/25	850	$851,432
Town of Monroe (GO)
4.000%, 08/01/25	1,000	1,001,395
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	200	200,493
Town of Oyster Bay (GO)
4.000%, 08/21/25	600	600,923
Watertown Enlarged City School District (GO) (ST AID WITHHLDG)
4.500%, 06/26/25	1,105	1,106,327
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	1,000	1,000,848
TOTAL NEW YORK		18,126,226
OHIO — (1.8%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/26	195	197,833
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	550	555,936
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/26	315	318,588
5.000%, 01/01/27	280	288,455
City of Hamilton (GO)
4.000%, 12/17/25	110	110,331
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,115	1,141,148
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	700	729,128
TOTAL OHIO		3,341,419
OKLAHOMA — (1.9%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,290,407

107

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OKLAHOMA — (Continued)
Cleveland County Independent School District No. 29 Norman (GO)
4.000%, 03/01/27	1,100	$1,114,616
Oklahoma County Finance Authority (RB)
5.000%, 10/01/25	1,090	1,095,642
TOTAL OKLAHOMA		3,500,665
OREGON — (0.3%)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	555	555,939
PENNSYLVANIA — (2.5%)
Bucks County Water & Sewer Authority (RB) (AGC)
5.000%, 12/01/25	210	212,032
City of Philadelphia (GO) Series A
5.000%, 05/01/25	445	445,000
5.000%, 08/01/25	660	662,177
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 03/15/29	1,045	1,046,254
Commonwealth of Pennsylvania (GO) Series 2ND
4.000%, 09/15/32	810	812,939
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/26)	55	55,938
5.000%, 06/15/26	560	572,632
Philadelphia Authority for Industrial Development (RB) Series B-2
2.400%, 07/01/54	430	430,000
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/25	460	462,250
5.000%, 09/01/27	25	26,002
TOTAL PENNSYLVANIA		4,725,224
	Face Amount^	Value†
	(000)
RHODE ISLAND — (0.6%)
City of Cranston (GO) Series 1
4.500%, 08/20/25	1,200	$1,203,323
SOUTH CAROLINA — (0.7%)
Charleston County School District (GO) Series B
4.750%, 05/08/25	1,295	1,295,294
TENNESSEE — (2.6%)
Chattanooga Health Educational & Housing Facility Board (RB) Series A-1
5.000%, 08/01/25	460	461,540
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/25	845	847,258
City of Memphis (GO) Series A
5.000%, 04/01/26	145	147,632
5.000%, 04/01/27	1,000	1,037,784
County of Bedford (GO)
5.000%, 06/01/26	500	510,900
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	315	319,037
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	475	475,907
State of Tennessee (GO) Series B
5.000%, 08/01/30	1,000	1,022,033
TOTAL TENNESSEE		4,822,091
TEXAS — (19.2%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	590	599,116
Allen Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	150	152,282

108

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	125	$126,863
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	515	517,189
Austin Independent School District (GO)
5.000%, 08/01/27	500	522,246
Bell County Water Control & Improvement District No. 1 (RB) (BAM)
5.000%, 07/10/25	405	406,132
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	915	939,210
5.000%, 08/15/27	1,290	1,347,817
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/25	615	617,999
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	500	502,233
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/25)	180	180,482
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	1,165	1,168,120
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	465	466,245
City of Austin (GO)
5.000%, 09/01/25	785	789,357
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/31	115	116,950
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	210	210,504
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Dallas (GO)
5.000%, 02/15/26	200	$202,886
City of Dallas (GO) Series A
5.000%, 02/15/26	385	390,556
5.000%, 02/15/27	435	449,743
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	145	149,085
City of El Paso (GO)
5.000%, 08/15/25	115	115,527
City of El Paso (GO) Series A
5.000%, 08/15/26	575	589,616
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	55	55,876
5.000%, 03/01/27	35	36,215
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	340	341,420
City of Irving (GO)
5.000%, 09/15/27	330	345,125
City of Plano (GO)
5.000%, 09/01/25	995	1,000,456
City of San Antonio (GO)
5.000%, 02/01/26	550	558,014
5.000%, 02/01/27	215	222,655
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/28	155	155,987
5.000%, 02/01/32	1,130	1,142,533
City of Waxahachie (GO)
5.000%, 08/01/25	750	752,753
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	40	40,593
County of Ector (GO)
5.000%, 02/15/26	115	116,596
County of Harris (GO) Series A
5.000%, 09/15/25	355	357,368
5.000%, 10/01/25	520	523,941
5.000%, 10/01/30	255	256,605
County of Midland (GO)
5.000%, 02/15/26	245	248,516
County of Montgomery (GO)
5.000%, 03/01/31	1,000	1,012,800

109

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Crockett County Consolidated Common School District No. 1 (GO) (PSF-GTD)
5.000%, 08/15/26	185	$189,490
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,185	1,189,752
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	460	464,963
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/25	260	262,168
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	400	405,835
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	70	72,447
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	515	531,932
5.000%, 07/01/28	365	383,911
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	135	139,719
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	685	694,939
Houston Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/26	1,750	1,775,391
5.000%, 02/15/27	335	345,762
Lancaster Independent School District (GO) (BAM) Series B
5.000%, 02/15/26	190	192,638
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/15/27	300	$309,638
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	250	256,483
Lower Colorado River Authority (RB)
5.000%, 05/15/26	740	753,652
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/27	500	518,428
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	805	818,134
North Harris County Regional Water Authority (RB)
5.000%, 12/15/33	950	966,191
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/25	265	265,311
5.000%, 06/01/26	150	153,123
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/31	320	326,340
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/31	1,710	1,723,623
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/25	160	160,428
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/25	270	270,699
5.000%, 07/01/29	575	586,666
Rankin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,000	1,013,600
Spring Independent School District (GO) Series B
5.000%, 08/15/26	100	102,580
Stephen F Austin State University (RB)
5.000%, 10/15/26	950	975,045

110

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/27	720	$755,380
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/25	150	150,305
Texas A&M University (RB) Series A
5.000%, 05/15/25	580	580,333
Texas Tech University System (RB) Series A
5.000%, 02/15/26	275	279,209
5.000%, 02/15/27	135	139,722
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	250	253,706
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	350	351,687
TOTAL TEXAS		36,086,841
UTAH — (3.0%)
Timpanogos Special Service District (RB)
5.000%, 06/01/25	300	300,368
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/27 (Pre-refunded @ $100, 6/15/25)	1,015	1,016,811
¤ 4.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	425	425,248
¤ 4.000%, 06/15/36 (Pre-refunded @ $100, 6/15/25)	535	535,312
¤ 5.000%, 06/15/37 (Pre-refunded @ $100, 6/15/25)	565	566,008
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/25)	2,805	2,810,006
TOTAL UTAH		5,653,753
	Face Amount^	Value†
	(000)
VIRGINIA — (0.3%)
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/25	500	$505,505
WASHINGTON — (10.4%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	2,595	2,605,329
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	710	716,320
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	295	295,793
City of Seattle (GO)
4.000%, 12/01/32	375	375,043
City of Seattle (GO) Series A
4.000%, 09/01/25	825	826,572
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	1,020	1,051,858
County of King (GO)
5.000%, 12/01/25	265	267,899
County of King (GO) Series A
5.000%, 07/01/25	690	691,586
5.000%, 12/01/25	275	278,008
Energy Northwest (RB) Series A
5.000%, 07/01/27	1,160	1,183,810
5.000%, 07/01/33	320	320,374
Energy Northwest (RB) Series B
5.000%, 07/01/25	570	571,381
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/26	75	75,908
Grays Harbor County Public Utility District No. 1 (RB) (AGC)
5.000%, 01/01/26	290	293,320

111

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 403 Renton (GO) (SCH BD GTY)
4.000%, 12/01/32	875	$875,329
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/25	330	333,514
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	1,000	1,010,326
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	235	237,393
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/26	30	30,824
5.000%, 12/01/27	35	36,722
State of Washington (COP) Series A
5.000%, 01/01/26	1,500	1,518,994
State of Washington (GO) Series A-1
5.000%, 08/01/26	870	873,291
State of Washington (GO) Series B
5.000%, 08/01/29	145	148,147
5.000%, 07/01/31	1,530	1,546,000
State of Washington (GO) Series R-2024C
5.000%, 08/01/25	715	718,442
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	2,000	2,024,145
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/26	150	152,217
5.000%, 03/01/27	105	108,476
Washington Health Care Facilities Authority (RB) Series A1
5.000%, 08/01/27	500	517,628
TOTAL WASHINGTON		19,684,649
	Face Amount^	Value†
	(000)
WISCONSIN — (5.4%)
City of Kenosha (GO)
4.000%, 09/01/25	150	$150,301
City of Kenosha (GO) Series A
4.000%, 09/01/25	305	305,613
City of Madison (GO) Series B
5.000%, 10/01/25	450	453,319
5.000%, 10/01/26	870	895,261
City of Milwaukee (GO) (BAM) Series N5
5.000%, 12/01/25	255	257,333
City of Racine (GO)
6.000%, 06/01/25	500	500,895
4.500%, 03/15/27	485	489,588
County of Dane (GO) Series A
4.000%, 06/01/25	585	585,288
5.000%, 06/01/25	500	500,656
County of Pierce (GO) Series A
5.000%, 03/01/26	250	254,068
Green Bay Area Public School District (GO)
4.000%, 04/01/26	65	65,538
Oak Creek-Franklin Joint School District (GO) Series A
4.000%, 10/01/25	485	486,729
4.000%, 04/01/26	710	716,841
Onalaska School District (GO)
5.000%, 04/01/26	585	595,035
Portage Community School District (GO)
5.000%, 03/01/26	250	253,716
Racine Unified School District (GO) (AGC)
5.000%, 04/01/26	125	127,099
Sheboygan Area School District (GO)
5.000%, 03/01/26	75	76,195
State of Wisconsin (GO) Series 2
5.000%, 11/01/25	1,630	1,644,906
5.000%, 11/01/26	430	443,096
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/25	910	910,000

112

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series B
5.000%, 05/01/26	445	$454,122
TOTAL WISCONSIN		10,165,599
TOTAL MUNICIPAL BONDS (Cost $188,730,842)		188,443,258

	Shares	Value†
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $56,042)	56,036	$56,041
TOTAL INVESTMENTS — (100.0%)
(Cost $188,786,884)		$188,499,299
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$188,443,258	—	$188,443,258
Investment Companies	$56,041	—	—	56,041
Total Investments in Securities	$56,041	$188,443,258	—	$188,499,299
See accompanying Notes to Financial Statements.
113

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.8%)
CALIFORNIA — (96.8%)
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/25	1,000	$1,004,276
Amador Water Agency Financing Corp. (COP) Series A
5.000%, 06/01/26	485	492,023
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/25	1,235	1,245,594
5.000%, 10/01/26	350	361,588
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	781,149
Bay Area Toll Authority (RB) Series A
1.780%, 04/01/55	1,530	1,530,000
Buena Park School District (GO)
8.000%, 08/01/26	1,320	1,403,291
California Health Facilities Financing Authority (RB)
5.000%, 02/01/26	1,040	1,054,465
5.000%, 11/15/29	1,070	1,078,083
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	210	211,640
5.000%, 12/01/25	500	504,285
5.000%, 02/01/26	3,065	3,068,003
5.000%, 03/01/26	2,565	2,566,567
5.000%, 11/15/26	1,075	1,107,203
5.000%, 02/01/27	525	528,293
4.000%, 03/01/28	4,660	4,660,637
5.000%, 10/01/29	2,390	2,396,990
¤ 5.000%, 11/15/35 (Pre-refunded @ $100, 11/15/25)	1,775	1,793,706
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	2,515	2,541,505
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series B
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/26)	2,720	$2,810,773
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/26	1,135	1,144,382
5.000%, 02/01/28	750	773,852
California Public Finance Authority (RB) Series A
5.000%, 06/01/25	345	344,970
5.000%, 06/01/26	240	244,330
California State Public Works Board (RB) Series C
4.000%, 11/01/31	5,375	5,405,113
5.000%, 11/01/33	2,155	2,200,003
California State Public Works Board (RB) Series D
4.000%, 04/01/32	1,225	1,229,375
California State Public Works Board (RB) Series A
5.000%, 08/01/25	1,075	1,078,709
California State Public Works Board (RB) Series B
5.000%, 05/01/26	1,460	1,486,147
5.000%, 06/01/27	500	520,331
California State Public Works Board (RB) Series C
5.000%, 09/01/25	3,900	3,918,682
5.000%, 09/01/26	1,485	1,520,736
5.000%, 09/01/28	4,385	4,657,590
California State Public Works Board (RB) Series D
5.000%, 11/01/25	1,470	1,481,393
5.000%, 04/01/27	1,940	1,992,413

114

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series F
5.000%, 05/01/28	1,275	$1,276,309
California State Public Works Board (RB) Series H
5.000%, 12/01/25	1,810	1,813,044
California State University (RB) Series A
5.000%, 11/01/25	980	989,584
5.000%, 11/01/28	1,375	1,384,733
3.375%, 11/01/29	1,435	1,431,843
5.000%, 11/01/30	2,430	2,469,727
5.000%, 11/01/32	5,000	5,072,374
5.000%, 11/01/33	3,390	3,436,734
4.000%, 11/01/34	8,550	8,550,777
California Statewide Communities Development Authority (RB) Series A
5.000%, 12/01/25	345	348,716
5.000%, 12/01/26	930	959,796
Carlsbad Unified School District (COP)
4.000%, 10/01/25	150	150,497
Cerritos Community College District (GO) Series A
5.000%, 08/01/25	7,500	7,534,337
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	695	697,954
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/25	275	275,582
Citrus Community College District (GO) Series B
5.000%, 08/01/25	2,530	2,542,158
City & County of San Francisco (COP) Series B
4.000%, 04/01/33	3,435	3,435,348
City & County of San Francisco (COP) Series R1
5.000%, 04/01/26	1,110	1,132,671
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	7,245	$7,262,028
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/30	1,175	1,181,293
City of Berkeley (RN)
5.000%, 07/29/25	9,520	9,560,223
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/25	200	200,271
5.000%, 06/01/26	215	219,965
City of Los Angeles (RN)
5.000%, 06/26/25	12,970	12,994,027
City of Los Angeles Wastewater System Revenue (RB) Series D
5.000%, 06/01/31	1,515	1,516,559
City of Pasadena Electric Revenue (RB) Series A
5.000%, 08/01/25	1,065	1,069,446
City of Rancho Cordova (ST)
4.000%, 09/01/25	150	150,201
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/25	1,000	1,007,828
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,120	1,124,045
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/27	5,295	5,298,483
5.000%, 11/01/28	1,415	1,415,931
4.000%, 11/01/33	3,405	3,405,752
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/28	1,340	1,378,843
City of San Mateo (ST) (BAM)
5.000%, 09/01/25	280	281,322
5.000%, 09/01/26	250	255,848
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/25	240	240,698

115

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Clovis Unified School District (GO) Series C
5.000%, 08/01/25	3,545	$3,561,588
Compton Community College District (GO) Series B
5.000%, 08/01/25	615	617,645
Compton Unified School District (GO) Series A
5.000%, 06/01/25	1,540	1,542,123
County of Kern (COP) (AGM) Series A
5.000%, 11/01/26	1,000	1,029,364
County of Riverside (RN)
5.000%, 06/30/25	6,610	6,623,650
County of Riverside (RN) Series A
3.000%, 10/17/25	1,295	1,291,795
County of Santa Cruz (RN)
5.000%, 07/01/25	7,020	7,035,233
Davis Joint Unified School District (COP) (AGM)
5.000%, 08/01/25	1,300	1,305,132
Delano Union School District (GO) (AGM)
4.000%, 02/01/26	315	317,157
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/25	190	190,294
East Side Union High School District (GO) (AGM) Series A
5.000%, 08/01/25	4,720	4,740,895
5.000%, 08/01/26	1,700	1,744,893
East Side Union High School District (GO) Series D
5.000%, 08/01/27	1,110	1,156,576
El Camino Community College District Fountation (GO) Series E
5.000%, 08/01/25	535	537,611
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	690	692,637
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Foothill-De Anza Community College District (GO) Series C
5.000%, 08/01/25	2,090	$2,098,725
Gavilan Joint Community College District (GO)
5.000%, 08/01/32	1,710	1,717,245
Glendale Unified School District (GO) Series B
¤ 4.000%, 09/01/41 (Pre-refunded @ $100, 9/1/25)	2,085	2,091,017
Golden State Tobacco Securitization Corp. (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/25)	1,040	1,041,509
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	18,400	18,426,691
Grossmont Healthcare District (GO) Series D
5.000%, 07/15/26	1,225	1,228,879
Grossmont Healthcare District (GO) Series F
5.000%, 07/15/26	875	897,513
5.000%, 07/15/27	365	381,734
Imperial Community College District (GO) (AGM) Series A
5.000%, 08/01/25	275	276,148
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/25	275	277,360
5.000%, 11/01/26	335	344,787
Irvine Facilities Financing Authority (RB) Series A
5.000%, 05/01/30	1,285	1,299,434
Jefferson Union High School District (GO) Series B
5.000%, 08/01/25	150	150,774
5.000%, 08/01/26	240	246,129
Kern High School District (GO) Series A
5.000%, 08/01/25	700	703,117
Livermore Valley Joint Unified School District (GO)
5.000%, 08/01/25	1,180	1,185,224

116

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Lodi Unified School District (GO)
5.000%, 08/01/25	575	$577,473
Long Beach Unified School District (GO) Series A
5.000%, 08/01/25	2,175	2,184,629
Los Angeles Community College District (GO) Series D
5.000%, 08/01/25	5,115	5,137,515
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	5,000	5,022,008
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/25	780	780,936
4.000%, 07/01/27	5,995	6,003,883
5.000%, 06/01/29	1,250	1,272,544
5.000%, 06/01/31	1,675	1,701,503
5.000%, 06/01/33	4,210	4,268,405
5.000%, 07/01/34	2,305	2,383,968
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/25	2,000	2,002,473
Los Angeles Department of Water & Power (RB) Series F-1
3.850%, 07/01/48	405	405,000
Los Angeles Department of Water & Power Water System Revenue (RB) Series A-2
3.650%, 07/01/45	1,615	1,615,000
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/25	4,020	4,025,784
5.000%, 07/01/26	300	304,122
5.000%, 07/01/31	1,415	1,424,849
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/25	535	535,770
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	3,025	$3,033,181
5.000%, 07/01/26	5,020	5,141,598
5.000%, 07/01/27	9,100	9,125,352
4.000%, 07/01/33	1,350	1,350,086
4.000%, 07/01/34	7,155	7,154,576
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/28	2,980	3,043,369
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/25	200	200,541
Los Rios Community College District (GO)
5.000%, 08/01/25	530	532,079
Manhattan Beach Unified School District (GO) Series A
5.000%, 09/01/27	5,510	5,794,570
Manteca Unified School District (GO) Series B
5.000%, 08/01/25	615	618,017
Marin Community College District (GO)
¤ 3.500%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,850	1,851,568
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,750	1,751,483
¤ 3.500%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,975	1,976,674
¤ 3.500%, 08/01/37 (Pre-refunded @ $100, 8/1/25)	3,500	3,502,967
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	2,000	2,001,695
Mendocino-Lake Community College District (GO) (BAM)
5.000%, 08/01/27	1,200	1,205,570
Metropolitan Water District of Southern California (RB) Series A
¤ 5.000%, 07/01/28 (Pre-refunded @ $100, 7/1/25)	3,515	3,525,483

117

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	1,870	$1,882,645
5.000%, 10/01/31	1,050	1,056,198
Modesto Irrigation District (RB) Series B
5.000%, 10/01/25	1,035	1,042,457
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/25	300	302,768
5.000%, 11/01/26	290	298,990
Mountain View-Whisman School District (GO) Series C
5.000%, 09/01/25	615	618,949
5.000%, 09/01/26	400	412,209
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 05/01/25	685	685,000
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/30	1,285	1,314,460
5.000%, 11/01/31	1,305	1,334,150
Napa Valley Community College District (GO)
4.000%, 08/01/31	4,630	4,645,816
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/25	250	252,734
Northern California Power Agency (RB) Series A
5.000%, 07/01/25	905	907,524
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/25	1,850	1,856,791
5.000%, 08/01/28	3,200	3,266,772
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/27	1,095	1,099,945
Oakland Unified School District/Alameda County (GO) (AGM) Series A
5.000%, 08/01/31	220	227,899
Oceanside Unified School District (GO)
5.000%, 08/01/32	1,140	1,143,688
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oceanside Unified School District (GO) Series A
5.000%, 08/01/25	325	$326,513
Oxnard Union High School District (RN)
4.000%, 06/30/25	5,630	5,636,234
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/25	325	326,357
Palm Springs Unified School District (GO) Series B
5.000%, 08/01/25	1,410	1,415,886
Peralta Community College District (GO) Series A
5.000%, 08/01/25	800	800,164
5.000%, 08/01/29	500	500,102
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/25)	1,275	1,280,723
4.000%, 08/01/30	3,500	3,500,240
Placentia-Yorba Linda Unified School District (COP) (AGM)
4.000%, 10/01/25	1,525	1,531,060
Poway Unified School District (GO)
5.000%, 08/01/25	465	467,082
5.000%, 08/01/26	980	1,006,733
Redondo Beach Unified School District (GO) Series A
5.000%, 08/01/26	500	512,272
5.000%, 08/01/27	450	469,444
Regents of the University of California Medical Center Pooled Revenue (RB) Series 0-1
1.750%, 05/15/45	600	600,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/33	9,365	9,498,916
5.000%, 05/15/34	6,000	6,080,191
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
1.730%, 05/15/45	1,930	1,930,000

118

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Riverside Community College District (GO) Series A
5.000%, 08/01/26	3,000	$3,085,202
5.000%, 08/01/27	1,800	1,888,603
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	855	863,589
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	670	677,556
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/25	830	832,343
Sacramento City Unified School District (GO) (BAM) Series A
5.000%, 08/01/25	540	542,363
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,038,985
Sacramento City Unified School District (GO) (AGM) Series B
8.000%, 08/01/25	1,510	1,527,754
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/25	845	849,215
San Diego County Water Authority (RB)
5.000%, 05/01/27	3,210	3,213,500
San Diego County Water Authority (RB) Series A
5.000%, 05/01/25	495	495,000
San Diego Public Facilities Financing Authority (RB)
5.000%, 10/15/29	1,000	1,007,451
5.000%, 10/15/30	2,975	2,996,306
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/25	340	343,045
5.000%, 10/15/26	275	283,792
5.000%, 10/15/33	1,635	1,644,559
5.000%, 05/15/34	5,000	5,091,450
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Public Facilities Financing Authority (RB) Series B
5.000%, 10/15/31	1,040	$1,046,926
5.000%, 10/15/32	1,000	1,006,291
San Diego Unified School District (GO) Series F
4.000%, 07/01/32	1,000	1,001,090
San Diego Unified School District (GO) Series H-2
5.000%, 07/01/25	4,790	4,802,468
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/25	75	75,195
San Diego Unified School District (GO) Series R4
5.000%, 07/01/27	3,010	3,018,214
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/34	1,000	1,002,373
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
4.000%, 05/01/25	1,650	1,650,000
5.000%, 05/01/25	1,270	1,270,000
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,580	2,631,549
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/30	2,880	2,900,030
5.000%, 10/01/31	1,390	1,398,974
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	475	499,339
San Francisco Community College District (GO)
5.000%, 06/15/25	845	846,220
5.000%, 06/15/26	1,000	1,001,822
5.000%, 06/15/29	1,590	1,592,897

119

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/15/31	1,750	$1,753,188
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	1,340	1,371,105
San Francisco Unified School District (GO)
5.000%, 06/15/25	1,935	1,938,345
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	4,000	4,085,271
San Francisco Unified School District (GO) Series B
4.000%, 06/15/25	1,545	1,545,816
San Francisco Unified School District (GO) Series C
5.000%, 06/15/25	720	721,245
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	2,000	2,000,563
4.000%, 06/15/33	3,000	3,000,197
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	7,100	7,109,599
San Jose Financing Authority (RB) Series B
5.000%, 11/01/25	570	575,741
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	770,969
San Mateo County Community College District (GO) Series A
¤ 5.000%, 09/01/45 (Pre-refunded @ $100, 9/1/25)	3,365	3,385,530
San Mateo County Transit District (RB) Series A
5.000%, 06/01/27	1,170	1,171,449
4.000%, 06/01/32	3,885	3,886,629
4.000%, 06/01/33	4,760	4,761,995
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	555	$557,561
San Mateo Joint Powers Financing Authority (RB) Series A
¤ 4.000%, 07/15/32 (Pre-refunded @ $100, 7/15/26)	2,500	2,533,575
San Mateo Union High School District (GO) Series C
4.000%, 09/01/33	1,135	1,136,667
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/25	180	180,766
San Rafael City High School District (GO) Series B
5.000%, 08/01/25	310	311,451
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/25	375	376,518
Santa Clara County Financing Authority (RB) Series A
3.000%, 11/15/25	1,000	996,210
Southern California Public Power Authority (RB)
5.000%, 07/01/25	2,020	2,022,498
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/31	1,905	1,905,725
Southern California Water Replenishment District (RB)
5.000%, 08/01/32	2,310	2,317,647
State of California (GO)
5.000%, 08/01/25	3,075	3,087,778
5.000%, 09/01/25	22,855	22,985,860
5.000%, 10/01/25	4,390	4,422,401
5.000%, 12/01/25	5,030	5,084,795
3.000%, 03/01/26	1,875	1,871,304
5.000%, 03/01/26	4,900	4,902,520
5.000%, 04/01/26	1,510	1,537,429
5.000%, 08/01/26	14,395	14,746,956
4.000%, 09/01/26	2,320	2,350,340
5.000%, 09/01/26	6,760	6,936,067
4.000%, 11/01/26	7,345	7,452,894

120

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 03/01/27	5,750	$5,953,997
5.000%, 04/01/27	2,775	2,877,805
5.000%, 10/01/27	1,180	1,234,889
5.000%, 08/01/28	4,235	4,330,323
5.000%, 09/01/28	8,940	9,154,345
5.000%, 10/01/29	5,000	5,077,332
5.000%, 08/01/30	6,750	6,818,215
4.000%, 08/01/31	5,490	5,516,462
5.000%, 08/01/31	4,540	4,556,616
5.250%, 08/01/31	2,955	2,967,630
5.000%, 09/01/31	3,500	3,564,145
5.000%, 10/01/31	90	90,108
5.000%, 03/01/32	3,950	3,952,031
5.250%, 08/01/32	2,025	2,033,349
4.000%, 09/01/32	1,775	1,780,254
5.000%, 10/01/32	15	15,017
5.000%, 08/01/33	11,190	11,429,643
5.000%, 12/01/34	1,000	1,013,713
State of California (GO) Series B
5.000%, 10/01/26	4,575	4,701,480
State of California (GO) Series C
5.000%, 09/01/28	1,870	1,879,978
5.000%, 09/01/32	1,000	1,004,668
State of California Department of Water Resources (RB) Series AW
5.000%, 12/01/31	9,940	10,193,708
State of California Department of Water Resources (RB) Series BG
5.000%, 12/01/27	5,000	5,284,141
Stockton Public Financing Authority (RB) (AGC)
5.000%, 09/01/26	1,785	1,830,255
Stockton Unified School District (GO) (BAM)
5.000%, 08/01/25	610	612,931
Stockton Unified School District (GO)
5.000%, 08/01/25	1,645	1,652,241
Stockton Unified School District (GO) Series A
5.000%, 07/01/25	1,425	1,429,046
Stockton Unified School District (GO) Series B
5.000%, 08/01/25	210	210,924
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	410	$411,805
Stockton Unified School District (COP)
5.000%, 02/01/26	275	278,822
Sweetwater Union High School District (GO) Series A-2
5.000%, 08/01/26	1,905	1,958,153
Tahoe-Truckee Unified School District (GO) Series B
5.000%, 08/01/34	905	924,574
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/25	440	444,213
Ukiah Public Financing Authority (RB)
4.000%, 04/01/26	395	398,301
University of California (RB) Series BS
5.000%, 05/15/25	4,520	4,522,867
University of California (RB) Series AO
5.000%, 05/15/25	1,940	1,941,309
5.000%, 05/15/32	1,000	1,000,675
University of California (RB) Series AR
5.000%, 05/15/30	2,120	2,156,597
5.000%, 05/15/31	1,440	1,464,267
University of California (RB) Series BV
5.000%, 05/15/25	1,665	1,666,056
University of California (RB) Series BX
5.000%, 05/15/26	6,475	6,615,974
University of California (RB) Series BZ
5.000%, 05/15/26	6,685	6,830,546
5.000%, 05/15/27	3,000	3,127,291
University of California (RB) Series I
5.000%, 05/15/27	3,625	3,627,445
4.000%, 05/15/33	3,055	3,055,892
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,350	1,355,720

121

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Ventura County Community College District (GO)
4.000%, 08/01/32	10,000	$10,004,243
Vista Unified School District (COP) (AGM)
5.000%, 10/01/25	1,295	1,304,330
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/25	1,525	1,530,406
5.000%, 08/01/26	4,050	4,153,930
West Valley-Mission Community College District (GO) Series B
4.000%, 08/01/34	2,740	2,739,758
West Valley-Mission Community College District (GO) Series C
4.000%, 08/01/33	1,375	1,377,026
Western Placer Unified School District (RN)
5.000%, 06/30/25	2,330	2,336,411
TOTAL MUNICIPAL BONDS (Cost $711,521,319)		709,952,068
	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (3.1%)
California Statewide Communities Development Authority
2.780%, 05/13/25	6,000	$5,998,554
2.730%, 07/08/25	9,000	8,991,352
2.750%, 05/15/25	8,000	7,997,631
TOTAL COMMERCIAL PAPER (Cost $23,000,000)		22,987,537

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $321,679)	321,647	321,679
TOTAL INVESTMENTS — (100.0%)
(Cost $734,842,998)		$733,261,284
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$709,952,068	—	$709,952,068
Commercial Paper	—	22,987,537	—	22,987,537
Investment Companies	$321,679	—	—	321,679
Total Investments in Securities	$321,679	$732,939,605	—	$733,261,284
See accompanying Notes to Financial Statements.
122

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
CALIFORNIA — (99.9%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/34	3,750	$4,179,152
Alhambra Unified School District (GO) Series B
5.250%, 08/01/41	750	834,675
Alum Rock Union Elementary School District (GO) (BAM)
5.000%, 08/01/42	370	395,305
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/28	360	384,426
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,033,317
Bay Area Toll Authority (RB) Series A
1.780%, 04/01/55	5,105	5,105,000
Bay Area Toll Authority (RB) Series B
1.750%, 04/01/55	8,545	8,545,000
Berkeley Unified School District (GO) Series D
4.000%, 08/01/44	1,445	1,393,946
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	475,368
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	154,335
Beverly Hills Unified School District (GO) Series A
4.000%, 08/01/30	1,350	1,373,360
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	424,630
4.000%, 08/01/34	525	535,776
California Educational Facilities Authority (RB) Series 2025A
5.000%, 04/01/44	700	754,994
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,105	$1,134,055
5.000%, 02/01/34	1,250	1,281,164
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/27	750	790,219
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	4,877,805
5.000%, 02/01/27	1,740	1,750,913
5.000%, 12/01/27	375	393,829
5.000%, 12/01/28	500	523,797
5.000%, 11/15/34	3,145	3,254,261
4.000%, 04/01/38	1,600	1,565,738
5.000%, 08/15/41	2,000	2,108,851
5.000%, 12/01/41	855	899,803
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,600	1,626,355
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	500	529,648
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	699,395
5.000%, 02/01/29	825	859,268
5.000%, 02/01/30	1,000	1,049,941
California Public Finance Authority (RB) Series A
5.000%, 06/01/28	520	547,603
California State Public Works Board (RB) Series B
5.000%, 12/01/31	1,510	1,674,349
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,174,806
5.000%, 02/01/28	5,030	5,292,433

123

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,805	$1,922,268
5.000%, 08/01/35	675	733,868
California State University (RB) Series A
5.000%, 11/01/26	350	361,430
3.250%, 11/01/28	4,000	3,981,429
3.375%, 11/01/29	5,000	4,988,999
5.000%, 11/01/31	1,300	1,320,483
5.000%, 11/01/32	1,000	1,014,475
4.000%, 11/01/35	2,000	1,996,524
5.000%, 11/01/43	1,500	1,620,869
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,165	1,165,456
4.000%, 06/01/26	1,035	1,046,059
5.000%, 03/01/27	1,490	1,505,119
5.000%, 12/01/43	2,750	2,861,891
Calleguas Municipal Water District (RB) Series A
5.000%, 07/01/40	175	196,851
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	86,307
4.000%, 10/01/28	160	165,793
4.000%, 10/01/29	110	114,680
Carlsbad Unified School District (GO) Series C
4.000%, 08/01/43	1,100	1,082,659
Cerritos Community College District (GO)
4.000%, 08/01/44	750	723,502
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	436,557
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,635	2,635,199
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/42	755	816,087
5.000%, 08/01/43	435	467,711
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Chula Vista Elementary School District (GO) Series A
5.000%, 08/01/39	800	$886,399
4.000%, 08/01/42	1,070	1,054,810
4.000%, 08/01/43	560	544,862
Chula Vista Municipal Financing Authority (RB)
5.000%, 05/01/25	275	275,000
City & County of San Francisco (GO) Series 2025B-1
5.000%, 06/15/43	4,000	4,236,926
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	2,300	2,305,405
City & County of San Francisco (COP) Series A
4.000%, 04/01/41	300	292,335
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/27	220	229,071
5.000%, 06/01/28	205	217,182
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	534,236
5.000%, 05/15/29	410	446,302
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/25	360	360,533
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,335	2,436,971
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/34	1,500	1,500,331
4.000%, 11/01/35	1,500	1,500,331
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	259,979
5.000%, 09/01/28	370	389,264
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/44	1,185	1,277,897
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	468,623

124

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CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/32	340	$373,468
Compton Unified School District (GO) (BAM) Series B
4.000%, 06/01/31	750	758,825
Contra Costa Water District (RB) Series W
5.000%, 10/01/25	400	403,298
Corona-Norco Unified School District (GO) Series B
5.000%, 08/01/27	185	194,148
County of Sacramento (COP) (AGM)
5.000%, 10/01/28	795	852,095
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	882,789
Culver City Unified School District (GO) Series A
4.000%, 08/01/44	1,415	1,356,031
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	255	265,202
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	582,772
4.000%, 08/01/44	1,100	1,061,136
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	174,346
East Bay Regional Park District (RB)
4.000%, 05/01/44	695	677,664
East Side Union High School District (GO)
5.000%, 08/01/25	275	276,370
5.000%, 08/01/26	325	333,017
El Camino Community College District Fountation (GO) Series E
4.000%, 08/01/43	500	487,729
El Dorado Irrigation District (COP) Series A
5.000%, 03/01/44	340	360,638
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	1,979,102
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Evergreen School District (GO)
3.000%, 08/01/25	1,400	$1,397,892
Folsom Cordova Unified School District School Facilities Improvement District No. 5 (GO) Series B
5.000%, 10/01/26	250	257,818
Folsom Cordova Unified School District School Facilities Improvement District No. 5 (GO) Series C
5.000%, 10/01/25	100	100,770
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	500	496,542
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	798,840
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	728,466
Garden Grove Public Financing Authority (RB) (BAM) Series A
5.000%, 04/01/43	200	215,283
Gilroy Unified School District (GO)
4.000%, 08/01/25	100	100,217
Goleta Union School District (GO) Series C
5.000%, 08/01/42	190	208,481
5.000%, 08/01/43	480	523,629
5.000%, 08/01/44	325	352,765
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	524,947
4.000%, 08/01/30	1,760	1,771,776
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	503,615
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	395	413,738
5.000%, 11/01/29	365	393,916

125

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Irvine Unified School District (GO) Series D
5.000%, 09/01/43	1,325	$1,435,294
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	314,509
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	171,049
Jefferson Union High School District (GO) Series C
5.000%, 08/01/44	500	533,322
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	265,528
Kern High School District (GO)
5.000%, 08/01/25	670	672,983
Kern High School District (GO) Series A
3.000%, 08/01/26	990	990,199
Lake County Public Financing Authority (RB)
4.000%, 05/01/42	750	731,429
Lancaster Financing Authority (RB) (BAM) Series A
5.000%, 05/01/43	1,050	1,108,753
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	611,138
4.000%, 08/01/26	525	532,142
Lodi Unified School District (GO)
5.000%, 08/01/26	500	513,453
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	342,903
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	698,042
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	149,843
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	215,676
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	$5,141,768
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	595,676
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	1,240	1,245,458
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/29	105	113,928
Los Angeles County Public Works Financing Authority (RB) Series E-1
5.000%, 12/01/40	2,530	2,634,658
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,025	1,113,923
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	192,133
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/26	425	439,142
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/37	1,000	1,010,457
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/30	2,040	2,150,535
5.000%, 07/01/31	310	314,615
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	716,852
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	545	561,249

126

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/41	505	$516,400
5.000%, 07/01/43	2,200	2,215,549
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,975	2,006,004
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	525	549,153
5.000%, 07/01/30	315	332,068
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	290	290,417
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	3,435	3,389,465
5.000%, 07/01/28	855	886,049
5.000%, 07/01/44	655	664,063
Los Angeles Department of Water & Power Water System Revenue (RB) Series D
5.000%, 07/01/43	3,800	3,828,562
Los Angeles Unified School District (GO)
5.000%, 07/01/43	750	799,152
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,010	1,012,731
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/44	6,250	6,685,184
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	610	636,877
5.000%, 07/01/34	1,940	2,019,277
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/43	1,000	1,071,726
5.000%, 07/01/44	1,840	1,963,299
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,049,752
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Rios Community College District (GO)
5.000%, 08/01/26	500	$513,017
5.000%, 08/01/27	415	435,706
5.000%, 08/01/28	220	235,467
Manteca Unified School District (GO) Series C
5.250%, 08/01/44	515	561,333
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,003,518
3.000%, 07/01/28	3,420	3,413,565
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/25	200	200,534
5.000%, 07/01/40	165	175,128
Mill Valley School District (GO) Series B
4.000%, 08/01/43	600	596,218
4.000%, 08/01/44	520	513,551
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	400,977
4.000%, 08/01/26	400	406,874
4.000%, 08/01/27	250	257,330
4.000%, 08/01/28	510	530,099
Modesto High School District (GO) Series B
5.000%, 08/01/44	650	694,433
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,120	1,171,949
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	80	80,328
5.000%, 08/01/26	220	225,591
5.000%, 08/01/27	120	125,425
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,900	4,317,040
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	926,401
4.000%, 08/01/26	475	482,693
Mount San Antonio Community College District (GO) Series D
4.000%, 08/01/44	715	689,738

127

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/25	400	$400,736
Mountain View-Whisman School District (GO) Series C
4.000%, 09/01/43	1,000	989,243
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/30	3,885	4,256,978
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	3,975	4,063,789
5.000%, 11/01/32	2,630	2,684,880
4.000%, 11/01/34	1,355	1,346,253
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,155	1,155,087
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	207,033
Northern California Sanitation Agencies Financing Authority (RB) Series A
5.000%, 12/01/26	360	373,114
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	243,058
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,250	1,255,691
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/26	575	587,831
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	1,290	1,294,735
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	511,157
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	$602,363
Oceanside Unified School District (GO)
5.000%, 08/01/40	500	545,881
5.000%, 08/01/41	500	542,570
Oceanside Unified School District (GO) Series B
5.000%, 08/01/42	225	242,766
Orange County Local Transportation Authority Sales Tax Revenue (RB)
5.000%, 02/15/41	2,000	2,095,871
Orange County Sanitation District (RB) Series A
5.000%, 02/01/34	965	976,097
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,404,782
5.000%, 08/01/28	345	369,255
Palos Verdes Peninsula Unified School District (GO)
4.000%, 08/01/44	500	485,533
Pittsburg Unified School District (GO)
4.000%, 08/01/34	500	499,995
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,038,456
Pomona Unified School District (GO)
5.000%, 08/01/27	260	272,973
Redlands Unified School District (GO)
5.000%, 07/01/26	300	308,139
5.000%, 07/01/27	535	559,491
Redondo Beach Unified School District (GO) Series A
5.000%, 08/01/44	300	320,303
Redwood City School District (GO)
5.000%, 08/01/27	50	52,495
5.000%, 08/01/28	85	90,976
Redwood City School District (GO) Series A
5.000%, 08/01/42	400	436,500

128

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Redwoods Community College District (GO) (BAM)
5.000%, 08/01/44	800	$847,602
Reed Union School District (GO)
4.000%, 08/01/27	460	473,170
Regents of the University of California Medical Center Pooled Revenue (RB) Series 0-1
1.750%, 05/15/45	3,060	3,060,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series K
1.750%, 05/15/47	750	750,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
1.730%, 05/15/45	1,125	1,125,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series P
5.000%, 05/15/41	3,000	3,145,309
5.000%, 05/15/42	1,310	1,365,922
Riverside Community College District (GO) Series A
4.000%, 08/01/44	335	323,164
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/25	1,255	1,267,266
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	236,226
5.000%, 08/01/29	225	245,091
5.000%, 08/01/30	310	343,149
Rowland Unified School District (GO) Series B
4.000%, 08/01/44	660	643,454
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	782,046
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	$1,507,483
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	924,260
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	436,141
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/27	765	807,194
Salinas City Elementary School District (GO) (BAM) Series A
7.000%, 08/01/38	210	255,547
San Bernardino City Unified School District (GO) (AGM) Series H
5.000%, 08/01/40	2,270	2,459,625
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/26 (Pre-refunded @ $100, 11/15/25)	1,565	1,581,493
San Diego Community College District (GO) Series A-1
5.000%, 08/01/44	2,770	3,007,784
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,770	1,924,234
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	337,016
5.000%, 05/01/27	160	166,932
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 08/01/43	1,165	1,249,209
5.000%, 10/15/43	500	536,455

129

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Regional Building Authority (RB) Series A
5.000%, 10/15/27	1,030	$1,038,861
San Diego Unified School District (GO) Series B-3
5.000%, 07/01/44	445	473,899
San Diego Unified School District (GO) Series G
5.000%, 07/01/43	1,500	1,601,030
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/43	1,250	1,342,750
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	327,269
San Diego Unified School District (GO) Series ZR-5A
5.000%, 07/01/43	200	214,840
San Diego Unified School District (GO) (NPFG) Series D-1
5.500%, 07/01/25	445	446,523
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	344,484
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	385	390,786
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/34	95	95,225
4.000%, 07/01/36	1,175	1,163,112
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/37	510	513,704
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,075	2,157,142
5.000%, 05/01/44	1,250	1,317,534
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/35	2,500	$2,510,238
5.250%, 10/01/40	4,010	4,373,857
San Francisco Community College District (GO)
5.000%, 06/15/25	805	806,162
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/44	630	664,491
San Francisco Unified School District (GO) Series A
5.000%, 06/15/44	1,000	1,048,318
San Francisco Unified School District (GO) Series B
4.000%, 06/15/31	285	291,960
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	1,500	1,500,422
4.000%, 06/15/33	2,000	2,000,131
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	802,196
4.000%, 01/15/34	280	283,320
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	515	563,979
5.000%, 11/01/30	400	445,380
San Jose Unified School District (GO)
5.000%, 08/01/31	1,290	1,295,781
San Juan Unified School District (GO)
3.000%, 08/01/25	1,475	1,474,468
3.000%, 08/01/26	3,135	3,147,125
San Juan Water District (RB)
5.000%, 02/01/26	500	507,509
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/25	125	125,324

130

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	$158,354
5.000%, 11/15/29	250	273,511
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	473,438
5.000%, 09/01/28	420	450,478
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	167,685
4.000%, 11/01/27	140	143,744
4.000%, 11/01/28	145	150,215
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	140	146,409
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	351,523
Santa Barbara Finance Authority (RB)
4.000%, 05/15/42	960	940,757
Santa Clara County Financing Authority (RB) Series A
4.000%, 04/01/37	1,010	1,013,523
Santa Cruz City High School District (GO) Series A
4.000%, 08/01/44	1,000	964,669
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	107,890
Santa Monica-Malibu Unified School District (GO) Series C
5.000%, 08/01/40	3,000	3,251,838
5.000%, 08/01/42	1,700	1,821,695
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,015	1,105,634
5.000%, 08/01/30	815	902,991
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	502,340
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Southern California Public Power Authority (RB)
5.000%, 07/01/25	1,000	$1,001,237
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/25	965	966,193
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/30	1,115	1,115,739
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/25	200	199,851
4.000%, 08/01/26	280	284,500
State of California (GO)
5.000%, 09/01/25	840	844,810
5.000%, 10/01/25	750	755,536
3.000%, 03/01/26	3,055	3,048,977
5.000%, 08/01/26	455	466,125
3.000%, 03/01/27	2,565	2,560,648
3.500%, 08/01/27	2,855	2,883,543
5.000%, 08/01/27	9,895	10,285,813
5.000%, 10/01/27	2,570	2,689,547
5.000%, 04/01/28	1,825	1,925,577
5.000%, 08/01/28	3,580	3,770,172
5.000%, 10/01/28	6,780	7,210,971
5.000%, 11/01/28	1,180	1,232,615
5.000%, 04/01/29	7,280	7,802,175
4.000%, 08/01/29	2,800	2,817,269
5.000%, 10/01/29	1,585	1,609,514
5.000%, 11/01/29	1,210	1,307,664
5.000%, 12/01/29	3,055	3,305,291
5.000%, 08/01/30	1,250	1,274,123
5.000%, 09/01/30	1,420	1,448,257
4.000%, 09/01/31	2,000	2,010,159
5.000%, 10/01/31	2,010	2,226,181
5.000%, 08/01/32	1,800	1,830,753
5.000%, 04/01/33	1,995	2,118,498
4.000%, 11/01/33	1,360	1,363,422
4.000%, 11/01/35	1,000	1,000,225
4.000%, 11/01/36	500	495,288
5.000%, 09/01/37	2,500	2,535,379
4.000%, 10/01/39	1,500	1,477,711
5.000%, 10/01/39	755	820,311
5.000%, 09/01/41	880	931,189
5.000%, 04/01/42	2,785	2,874,078
5.000%, 10/01/42	3,000	3,102,678
5.000%, 03/01/43	1,700	1,829,354
5.000%, 09/01/43	1,250	1,336,099
5.000%, 08/01/44	1,000	1,067,797
5.250%, 08/01/44	875	952,417

131

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO) Series C
5.000%, 11/01/37	395	$430,861
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/28	105	112,615
Stockton Unified School District (COP)
5.000%, 02/01/31	335	348,339
Stockton Unified School District (GO) (AGM) Series A
5.000%, 07/01/27	1,585	1,658,922
Stockton Unified School District (GO) (AGM) Series C
5.000%, 08/01/27	1,260	1,320,896
Sunnyvale School District (GO)
5.000%, 09/01/25	640	644,045
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	415,796
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	515,690
5.000%, 11/01/28	510	545,371
University of California (RB) Series AO
5.000%, 05/15/31	1,635	1,636,103
University of California (RB) Series AV
5.000%, 05/15/32	1,905	1,966,239
University of California (RB) Series BE
5.000%, 05/15/38	3,000	3,176,476
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,115,707
University of California (RB) Series BN
5.000%, 05/15/41	2,510	2,684,295
University of California (RB) Series BV
5.000%, 05/15/42	1,380	1,475,653
University of California (RB) Series BZ
5.000%, 05/15/40	5,000	5,465,219
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series CA
5.000%, 05/15/40	1,000	$1,093,044
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	502,118
4.000%, 08/01/32	3,000	3,001,273
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	100,237
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	770	807,730
5.000%, 08/01/30	2,820	2,858,450
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	521,843
5.000%, 08/01/26	545	558,986
5.000%, 08/01/27	575	601,223
West Contra Costa Unified School District (GO) (BAM) Series B
5.000%, 08/01/44	365	388,484
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	147,219
Windsor Unified School District (GO)
4.000%, 08/01/26	105	106,338
TOTAL MUNICIPAL BONDS (Cost $445,215,807)		437,466,990

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $223,764)	223,741	223,764
TOTAL INVESTMENTS — (100.0%)
(Cost $445,439,571)		$437,690,754

132

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$437,466,990	—	$437,466,990
Investment Companies	$223,764	—	—	223,764
Total Investments in Securities	$223,764	$437,466,990	—	$437,690,754
See accompanying Notes to Financial Statements.
133

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/06/25	1,070	$1,071,522
Bethlehem Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/25	1,015	1,017,363
Canton Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	965	965,658
City of Batavia (GO)
4.000%, 04/22/26	1,000	1,006,504
City of New York (GO) Series A
5.000%, 08/01/25	1,090	1,094,392
5.000%, 08/01/27	2,300	2,310,260
City of New York (GO) Series A1
4.000%, 08/01/32	2,145	2,146,923
4.000%, 08/01/36	750	731,891
5.000%, 08/01/38	500	504,352
City of New York (GO) Series A-1
5.000%, 08/01/27	2,510	2,615,175
City of New York (GO) Series A5
2.500%, 08/01/44	290	290,000
City of New York (GO) Series B1
5.000%, 12/01/31	2,500	2,549,254
City of New York (GO) Series B-1
5.000%, 10/01/26	1,985	2,039,877
City of New York (GO) Series B-5
2.550%, 10/01/46	570	570,000
City of New York (GO) Series C
5.000%, 08/01/25	2,025	2,033,160
5.000%, 08/01/27	900	937,712
City of New York (GO) Series E
5.000%, 08/01/26	1,315	1,347,478
5.000%, 08/01/27	1,110	1,131,059
5.000%, 08/01/32	1,025	1,040,545
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series F-1
5.000%, 08/01/25	540	$542,176
5.000%, 08/01/26	1,505	1,542,171
5.000%, 06/01/35	750	750,907
City of North Tonawanda (GO)
4.750%, 05/16/25	750	750,202
City of Oneida (GO)
4.000%, 03/27/26	1,000	1,007,312
City of Rochester (GO) Series I
4.000%, 02/26/26	1,250	1,257,563
City of Rochester (GO) Series III
5.000%, 07/31/25	2,620	2,629,006
City of Schenectady (GO)
4.500%, 05/02/25	740	740,015
City of Yonkers (GO) (AGM ST AID WITHHLDG) Series B
5.000%, 02/15/26	280	284,464
Cold Spring Harbor Central School District (GO) (ST AID WITHHLDG)
3.000%, 06/15/25	300	299,583
County of Chautauqua (GO) (BAM)
4.000%, 06/01/25	325	325,141
County of Erie (GO) Series A
5.000%, 09/15/25	205	206,300
5.000%, 09/15/26	350	360,522
County of Nassau (GO) Series C
5.000%, 10/01/32	515	528,959
County of Schenectady (GO)
5.000%, 06/15/25	140	140,270
Croton-Harmon Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	920	920,332
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	19,683

134

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
East Greenbush Central School District (GO) (ST AID WITHHLDG)
3.500%, 12/11/25	860	$861,170
East Hampton Union Free School District (GO) (ST AID WITHHLDG) Series B
4.500%, 06/26/25	1,000	1,001,563
Elmira City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	750	750,774
Empire State Development Corp. (RB) Series A
5.000%, 03/15/30	3,125	3,160,773
5.000%, 03/15/32	930	942,548
5.000%, 03/15/34	1,020	1,033,235
4.000%, 03/15/37	3,010	2,910,674
5.000%, 03/15/38	1,500	1,505,905
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/25	250	250,000
Geneva City School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	1,040	1,040,667
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/30/25	1,070	1,071,417
Horseheads Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	750	750,333
Lake Placid Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/25	560	560,394
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/06/25	1,175	1,176,043
Lewiston-Porter Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/24/25	765	765,625
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Long Island Power Authority (RB) Series B
5.000%, 09/01/32	835	$850,279
Madison County Capital Resource Corp. (RB)
5.000%, 07/01/26	175	179,282
5.000%, 07/01/27	175	182,674
Metropolitan Transportation Authority (RB) Series C1
5.000%, 11/15/34	985	987,443
Metropolitan Transportation Authority Dedicated Tax Fund (RB) Series B
5.000%, 11/15/39	2,500	2,520,910
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	300	301,500
5.000%, 07/01/26	1,185	1,187,456
Naples Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/25/25	1,000	1,000,600
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 01/01/27	1,000	1,027,767
5.000%, 03/01/28	520	544,399
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	115	115,808
New York State Dormitory Authority (RB) Series 2015B-C
5.000%, 03/15/41	2,000	2,002,624
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/26	2,660	2,709,933
5.000%, 05/01/27	620	640,029
5.000%, 03/15/30	1,450	1,478,502
5.000%, 07/01/30	2,815	2,871,191
5.000%, 02/15/31	1,250	1,282,095
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,250	1,253,390
5.000%, 07/01/31	1,105	1,126,420
5.000%, 03/15/32	2,500	2,617,743
5.000%, 02/15/33	750	762,844
5.000%, 03/15/33	875	890,904
5.000%, 03/15/35	1,290	1,312,407
5.000%, 07/01/35	1,450	1,452,823

135

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 03/15/36	2,000	$2,027,771
5.000%, 07/01/40	575	585,164
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/31	1,000	1,031,210
5.000%, 10/01/31	345	351,021
5.000%, 02/15/32	3,000	3,086,969
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/38	600	615,709
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/26	70	71,108
5.000%, 02/15/30	2,870	2,923,874
New York State Dormitory Authority (RB) Series E
¤ 4.000%, 03/15/27 (Pre-refunded @ $100, 9/15/25)	3,735	3,746,119
5.000%, 03/15/35	2,070	2,077,612
5.000%, 03/15/36	2,500	2,509,101
Niagara Falls City School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/15/25	785	786,564
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	500	500,664
North Syracuse Central School District (GO) (ST AID WITHHLDG)
4.250%, 08/01/25	1,000	1,001,514
Oriskany Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/25	1,010	1,011,203
Oswego City School District (GO) (ST AID WITHHLDG)
4.500%, 07/18/25	650	651,057
Port Authority of New York & New Jersey (RB) Series 189
5.000%, 05/01/28	1,325	1,326,861
Port Authority of New York & New Jersey (RB) Series 194
5.000%, 10/15/35	2,010	2,022,159
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Port Authority of New York & New Jersey (RB) Series 212TH
4.000%, 09/01/39	900	$860,150
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	385	387,118
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/25	1,540	1,557,303
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	250	250,275
Roosevelt Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/01/26	850	871,008
5.000%, 07/01/27	800	834,868
Salmon River Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	900	900,412
Southampton Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/20/25	750	751,264
Southwestern Central School District (GO) (ST AID WITHHLDG) Series A
4.250%, 06/26/25	1,085	1,086,123
Suffolk County Water Authority (RB)
4.000%, 06/01/31	2,210	2,211,141
Tonawanda City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	1,000	1,000,960
Town of Amherst (GO)
4.000%, 10/30/25	2,500	2,507,407
Town of Babylon (GO)
3.000%, 07/01/25	375	374,371
Town of Batavia (GO)
4.000%, 03/03/26	1,000	1,006,467
Town of East Hampton (GO) Series A
4.000%, 08/15/25	885	886,307

136

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of Harrison/Village of Harrison (GO)
5.000%, 07/01/25	140	$140,374
Town of Hempstead (GO) (AGM)
4.000%, 04/01/28	2,000	2,000,656
Town of Islip (GO)
4.000%, 10/15/29	725	728,173
Town of Monroe (GO)
4.000%, 08/01/25	1,020	1,021,423
Town of North Hempstead (GO) Series A
4.000%, 03/20/26	5,630	5,672,139
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	615	616,516
Town of Oyster Bay (GO)
4.000%, 08/21/25	1,560	1,562,400
Town of Southampton (GO)
3.750%, 03/06/26	740	743,565
Town of Webster (GO) Series A
4.000%, 08/26/25	1,050	1,051,421
Triborough Bridge & Tunnel Authority (RB) Series C-1
5.000%, 11/15/25	1,445	1,458,234
Triborough Bridge & Tunnel Authority (RB) Series 2008-B-3
5.000%, 11/15/37	1,835	1,847,465
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/25	1,425	1,438,051
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/29	1,180	$1,215,293
5.000%, 11/15/38	175	177,877
Triborough Bridge & Tunnel Authority (RB) Series C-2
5.000%, 05/15/25	1,065	1,065,608
Utica School District (GO) (ST AID WITHHLDG)
4.500%, 07/25/25	1,000	1,002,020
Village of Kings Point (GO)
4.250%, 07/18/25	1,000	1,001,308
Village of Pelham (GO)
4.000%, 02/13/26	2,000	2,008,522
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	750	750,636
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	895	895,669
TOTAL MUNICIPAL BONDS (Cost $153,626,289)		152,996,079
TOTAL INVESTMENTS — (100.0%)
(Cost $153,626,289)		$152,996,079
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$152,996,079	—	$152,996,079
Total Investments in Securities	—	$152,996,079	—	$152,996,079
See accompanying Notes to Financial Statements.
137

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	$271,592
City of Coon Rapids (GO) Series A
5.000%, 02/01/29	105	112,432
City of Fergus Falls (GO) Series A
5.000%, 02/01/26	250	253,458
City of Lakeville (GO) Series A
5.000%, 02/01/28	500	527,140
City of Minneapolis (GO)
4.000%, 12/01/25	290	291,445
5.500%, 12/01/26	800	831,396
3.000%, 12/01/27	1,450	1,427,162
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	230	235,807
City of Moorhead Public Utility Revenue (RB) Series A
5.000%, 11/01/25	670	675,787
City of Rogers (GO) Series B
5.000%, 02/01/26	250	253,458
City of St. Paul (GO) Series A
5.000%, 09/01/26	235	241,397
City of Waconia (GO) Series A
3.000%, 02/01/26	820	817,160
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	200	210,694
Cook County Independent School District No. 166 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	202,648
County of Anoka (GO) Series A
5.000%, 02/01/27	500	517,727
County of Hennepin (GO) Series C
5.000%, 12/15/25	425	429,987
County of Hennepin (GO) Series A
5.000%, 12/01/31	1,000	1,027,106
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 12/01/32	100	$102,648
5.000%, 12/01/37	220	224,937
County of Hennepin (GO) Series B
5.000%, 12/01/25	525	530,563
County of Hennepin (GO) Series C
5.000%, 12/01/28	210	216,152
County of Ramsey (GO) Series A
5.000%, 02/01/27	160	165,645
County of Ramsey (GO) Series B
5.000%, 02/01/28	100	105,347
Eastern Carver County Schools Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	500	516,601
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	225	228,113
Housing & Redevelopment Authority of The City of St. Paul Minnesota (RB) Series A
5.000%, 07/01/32	250	250,118
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series B
4.000%, 02/01/26	365	367,503
Metropolitan Council (GO) Series B
5.000%, 12/01/25	120	121,313
5.000%, 03/01/26	435	442,258
Metropolitan Council (GO) Series C
5.000%, 12/01/26	715	738,244
Metropolitan Council (GO) Series E
5.000%, 12/01/25	180	181,970
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	275	279,010

138

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 02/01/27	275	$284,798
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/33	350	358,346
Minneapolis-St. Paul Metropolitan Airports Commission (RB) Series A
5.000%, 01/01/29	170	175,126
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	201,911
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	100	100,572
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,489
Minnesota Public Facilities Authority State Revolving Fund (RB) Series A
5.000%, 03/01/26	215	218,805
Minnesota Public Facilities Authority State Revolving Fund (RB) Series B
5.000%, 03/01/26	205	208,628
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/31	200	202,878
Northfield Independent School District No. 659 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	300	310,428
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	500	534,656
Red Rock Central Independent School District No. 2884 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	216,013
Redwood Area Schools Independent School District No. 2897 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	202,558
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Robbinsdale Independent School District No. 281 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	135	$136,767
Roseville Independent School District No. 623 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	150	152,019
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	190	192,053
Spring Grove Independent School District No. 297 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	160	162,273
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	150	158,223
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
5.000%, 02/01/26	280	284,082
State of Minnesota (GO) Series A
5.000%, 08/01/25	275	276,144
5.000%, 10/01/25	205	206,514
5.000%, 08/01/26	1,610	1,635,710
5.000%, 08/01/34	500	507,911
State of Minnesota (GO) Series B
5.000%, 08/01/25	450	451,872
5.000%, 10/01/25	355	357,622
5.000%, 10/01/26	105	108,052
State of Minnesota (GO) Series D
5.000%, 08/01/25	690	692,870
5.000%, 08/01/26	440	451,310
5.000%, 10/01/26	150	154,360
State of Minnesota (GO) Series E
5.000%, 08/01/26	140	143,599
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	760	770,740
University of Minnesota (RB) Series B
5.000%, 10/01/25	800	805,868

139

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Virginia Independent School District No. 706 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	125	$129,237
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/26	495	500,998
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	216,395
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 02/01/28	250	$263,367
Willmar Independent School District No. 347 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	300	304,284
TOTAL MUNICIPAL BONDS (Cost $25,127,473)		25,019,296
TOTAL INVESTMENTS — (100.0%)
(Cost $25,127,473)		$25,019,296
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$25,019,296	—	$25,019,296
Total Investments in Securities	—	$25,019,296	—	$25,019,296
See accompanying Notes to Financial Statements.
140

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Astoria Hospital Facilities Authority (RB)
5.250%, 08/01/43	350	$363,882
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/29	610	655,661
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	270	277,418
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	130	139,563
5.000%, 04/01/34	455	484,666
5.000%, 04/01/39	750	784,125
5.000%, 04/01/41	370	398,031
City of Bend (GO)
5.000%, 06/01/41	1,015	1,085,937
5.000%, 06/01/44	385	409,523
City of Bend Water Revenue (RB)
5.000%, 12/01/26	200	204,368
5.000%, 12/01/30	350	355,163
City of Cottage Grove (GO)
5.000%, 09/01/26	515	528,125
4.000%, 06/01/29	100	102,643
City of Eugene (GO) Series A
5.000%, 06/01/36	250	273,342
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/43	215	228,849
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	250	264,704
City of Lake Oswego (GO)
5.000%, 12/01/26	250	257,926
4.000%, 06/01/41	500	490,729
5.000%, 06/01/43	725	772,721
City of Medford (GO)
4.000%, 06/01/40	375	371,250
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Medford Sewer Revenue (RB) (BAM)
4.000%, 06/01/44	500	$460,455
City of Newberg (GO)
4.000%, 12/01/25	120	120,479
City of Portland (GO) Series A
5.000%, 06/15/25	270	270,531
5.000%, 03/01/26	115	116,721
5.000%, 06/01/26	700	715,853
5.000%, 04/01/27	935	971,547
5.000%, 06/01/27	540	562,823
3.000%, 06/15/28	150	147,712
4.000%, 04/01/32	225	226,874
City of Portland (GO) Series B
5.000%, 06/01/25	620	620,818
5.000%, 06/15/26	485	496,366
5.000%, 06/15/30	405	423,460
City of Portland (GO) Series C
5.000%, 06/15/25	160	160,314
City of Portland (GO) Series D
5.000%, 04/01/28	250	264,336
5.000%, 04/01/42	210	222,081
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/27	700	711,907
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	365	379,267
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	83,756
City of Salem (GO)
5.000%, 06/01/25	445	445,538
5.000%, 06/01/26	235	239,993
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/26	280	282,593
4.000%, 04/01/27	290	294,773

141

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/27	150	$150,277
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	250	255,274
Clackamas Community College District (GO) (SCH BD GTY)
5.000%, 06/15/43	410	435,988
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	135	135,086
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	415	432,707
5.000%, 06/15/36	280	289,350
5.000%, 06/15/41	470	479,505
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	550	551,012
5.000%, 06/15/33	345	353,565
Clackamas County School District No. 7J Lake Oswego (GO) (AGM)
5.250%, 06/01/25	340	340,498
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/26	270	278,687
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	296,657
5.000%, 06/15/29	510	547,153
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	75,623
County of Multnomah (GO)
5.000%, 06/01/29	290	299,092
	Face Amount	Value†
	(000)
OREGON — (Continued)
4.000%, 06/01/37	385	$383,667
County of Multnomah (GO) Series A
5.000%, 06/15/28	580	615,385
5.000%, 06/15/29	1,235	1,330,920
County of Washington (GO)
4.000%, 03/01/30	1,020	1,025,865
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	1,130	1,155,600
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	256,904
5.000%, 01/01/32	340	356,262
Hillsboro School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/28	1,360	1,402,459
4.000%, 06/15/34	250	252,511
4.000%, 06/15/40	400	394,952
Hood River County School District (GO) (SCH BD GTY)
4.000%, 06/15/32	640	643,155
Jackson County School District No. 5 Ashland (GO) (SCH BD GTY)
5.000%, 06/15/43	500	510,313
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	61,168
Lane Community College (GO) (SCH BD GTY) Series A
4.000%, 06/15/39	1,000	979,078
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	595	608,148

142

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	630	$631,242
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	625	660,157
Metro (GO)
5.000%, 06/01/28	215	227,581
4.000%, 06/01/40	500	503,288
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,127,127
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/26	445	454,883
5.000%, 06/15/27	295	307,128
5.000%, 06/15/29	865	928,014
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	631,199
5.000%, 06/15/27	1,000	1,001,816
Oregon City School District No. 62 (GO) (SCH BD GTY) Series B
5.000%, 06/15/44	350	370,195
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	435	456,961
Oregon State Lottery (RB) Series A
5.000%, 04/01/42	1,000	1,063,135
5.000%, 04/01/43	1,685	1,771,795
Port of Portland Airport Revenue (RB) Series 23
5.000%, 07/01/35	435	435,248
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	158,569
Portland Community College District (GO)
5.000%, 06/15/26	950	972,052
5.000%, 06/15/31	475	482,083
5.000%, 06/15/33	1,165	1,180,703
5.000%, 06/15/38	250	272,541
	Face Amount	Value†
	(000)
OREGON — (Continued)
Rockwood Water People's Utility District (RB)
5.000%, 06/15/42	330	$346,712
5.000%, 06/15/44	275	287,173
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	354,704
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/33	600	621,731
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,345	1,401,424
State of Oregon (GO) Series A
5.000%, 05/01/27	75	77,854
5.000%, 05/01/29	565	607,568
5.000%, 05/01/36	210	231,841
4.000%, 05/01/37	200	200,753
4.000%, 05/01/38	250	249,848
5.000%, 05/01/38	799	868,860
5.000%, 05/01/40	274	297,726
5.000%, 05/01/41	355	379,048
5.000%, 05/01/42	270	285,237
5.000%, 05/01/43	270	284,857
5.250%, 05/01/43	450	487,798
5.250%, 05/01/44	75	80,906
State of Oregon (GO) Series B
5.000%, 08/01/33	950	952,776
State of Oregon (GO) Series C
5.000%, 06/01/26	420	428,850
5.000%, 06/01/31	870	899,032
5.000%, 06/01/35	1,400	1,436,767
5.250%, 06/01/44	60	65,181
State of Oregon (GO) Series D
5.000%, 06/01/28	305	323,586
5.000%, 05/01/29	535	544,016
5.000%, 06/01/39	200	217,054
State of Oregon (GO) Series F
5.000%, 05/01/25	335	335,000
5.000%, 08/01/25	240	240,968
5.000%, 05/01/31	550	558,509
5.000%, 05/01/32	1,185	1,202,631
5.000%, 05/01/34	500	506,799
State of Oregon (GO) Series G
5.000%, 12/01/33	1,015	1,036,550

143

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 08/01/41	350	$374,737
State of Oregon (GO) Series H
5.000%, 06/01/25	265	265,332
5.000%, 06/01/27	380	387,026
5.000%, 06/01/29	365	371,632
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	460	474,146
5.000%, 11/15/27	600	621,811
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/25	235	236,281
5.000%, 09/01/34	425	451,433
3.250%, 10/01/34	420	393,418
5.000%, 09/01/38	1,230	1,287,647
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	435	437,421
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	111,256
Tualatin Valley Water District (RB)
5.000%, 06/01/43	400	419,212
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series A
5.000%, 06/15/36	285	298,895
5.000%, 06/15/40	190	196,567
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	275	283,585
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	390	$399,053
5.000%, 06/15/30	360	391,410
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	615	640,542
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	660	661,198
Washington County Clean Water Services (RB)
5.000%, 10/01/25	480	483,558
5.000%, 10/01/27	555	581,449
5.000%, 10/01/28	330	351,505
Washington County School District No. 13 Banks (GO) (SCH BD GTY) Series B
5.000%, 06/15/38	500	547,683
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	400	430,025
TOTAL MUNICIPAL BONDS (Cost $73,744,754)		72,107,982
TOTAL INVESTMENTS — (100.0%)
(Cost $73,744,754)		$72,107,982

144

DFA Oregon Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$72,107,982	—	$72,107,982
Total Investments in Securities	—	$72,107,982	—	$72,107,982
See accompanying Notes to Financial Statements.
145

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,642,977	$335,232	$446,875	$1,438,031
Segregated Cash for Swaps Contracts	19,440	2,790	—	—
Cash	—	—	—	1,281
Receivables:
Investment Securities Sold	—	15	—	—
Dividends and Interest	22,574	4,849	5,267	23,948
Fund Shares Sold	1,984	502	210	319
Unrealized Gain on Swap Contracts	61,769	8,452	—	—
Prepaid Expenses and Other Assets	22	12	20	23
Total Assets	1,748,766	351,852	452,372	1,463,602
LIABILITIES:
Payables:
Due to Custodian	19,440	2,790	—	—
Investment Securities Purchased	11,280	1,269	—	71
Fund Shares Redeemed	1,799	252	349	634
Due to Advisor	281	57	60	182
Unrealized Loss on Swap Contracts	218	10	—	—
Accrued Expenses and Other Liabilities	77	13	21	95
Total Liabilities	33,095	4,391	430	982
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,715,671	$347,461	$451,942	$1,462,620
Institutional Class Shares — based on shares outstanding of 158,783,892, 32,435,438, 45,446,876 and 144,118,988, respectively, $0.01 Par Value (1)	$10.81	$10.71	$9.94	$10.15
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	1,500,000,000
Investment Securities at Cost	$1,650,217	$336,463	$459,686	$1,441,083
NET ASSETS CONSIST OF:
Paid-In Capital	$1,649,874	$336,836	$477,089	$1,470,583
Total Distributable Earnings (Loss)	65,797	10,625	(25,147)	(7,963)
NET ASSETS	$1,715,671	$347,461	$451,942	$1,462,620
See accompanying Notes to Financial Statements.
146

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,325,450	$458,299	$188,499	$733,261
Cash	1,008	—	—	—
Receivables:
Investment Securities Sold	—	—	—	15
Dividends and Interest	17,220	5,898	3,015	11,066
Fund Shares Sold	3,249	889	88	602
Prepaid Expenses and Other Assets	24	15	19	17
Total Assets	1,346,951	465,101	191,621	744,961
LIABILITIES:
Payables:
Investment Securities Purchased	5,732	1,290	3,751	1,154
Fund Shares Redeemed	1,531	385	690	185
Due to Advisor	170	70	27	95
Accrued Expenses and Other Liabilities	52	20	17	33
Total Liabilities	7,485	1,765	4,485	1,467
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,339,466	$463,336	$187,136	$743,494
Institutional Class Shares — based on shares outstanding of 134,693,863, 49,567,131, 18,800,242 and 72,987,633, respectively, $0.01 Par Value (1)	$9.94	$9.35	$9.95	$10.19
(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	500,000,000	500,000,000	1,000,000,000
Investment Securities at Cost	$1,349,310	$472,537	$188,787	$734,843
NET ASSETS CONSIST OF:
Paid-In Capital	$1,382,745	$483,941	$187,911	$750,479
Total Distributable Earnings (Loss)	(43,279)	(20,605)	(775)	(6,985)
NET ASSETS	$1,339,466	$463,336	$187,136	$743,494
See accompanying Notes to Financial Statements.
147

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$437,691	$152,996	$25,019	$72,108
Cash	—	2,636	172	379
Receivables:
Investment Securities Sold	15	—	—	—
Dividends and Interest	5,337	2,378	336	1,159
Fund Shares Sold	385	105	—	—
Prepaid Expenses and Other Assets	17	29	7	8
Total Assets	443,445	158,144	25,534	73,654
LIABILITIES:
Payables:
Investment Securities Purchased	9,201	15	—	—
Fund Shares Redeemed	777	2	—	85
Due to Advisor	55	24	2	12
Accrued Expenses and Other Liabilities	29	11	1	4
Total Liabilities	10,062	52	3	101
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$433,383	$158,092	$25,531	$73,553
Institutional Class Shares — based on shares outstanding of 42,512,543, 15,647,809, 2,600,680 and 7,577,611, respectively, $0.01 Par Value (1)	$10.19	$10.10	$9.82	$9.71
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	500,000,000
Investment Securities at Cost	$445,440	$153,626	$25,127	$73,745
NET ASSETS CONSIST OF:
Paid-In Capital	$454,307	$159,067	$25,909	$76,251
Total Distributable Earnings (Loss)	(20,924)	(975)	(378)	(2,698)
NET ASSETS	$433,383	$158,092	$25,531	$73,553
See accompanying Notes to Financial Statements.
148

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
Investment Income
Interest	$22,100	$4,931	$5,014	$21,987
Total Investment Income	22,100	4,931	5,014	21,987
Expenses
Investment Management Fees	1,645	338	406	1,114
Accounting & Transfer Agent Fees	194	47	67	177
Custodian Fees	9	3	3	9
Filing Fees	21	10	14	19
Shareholders' Reports	16	9	12	15
Directors’/Trustees’ Fees & Expenses	5	1	1	5
Professional Fees	11	2	4	10
Previously Waived Fees Recovered by Advisor (Note C)	—	—	11	—
Other	265	44	9	17
Total Expenses	2,166	454	527	1,366
Fees Paid Indirectly (Note C)	3	29	5	60
Net Expenses	2,163	425	522	1,306
Net Investment Income (Loss)	19,937	4,506	4,492	20,681
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(93)	(1)	(2,628)	32
Swap Contracts	10,449	3,035	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,546)	(915)	303	(1,517)
Swap Contracts	6,886	177	—	—
Net Realized and Unrealized Gain (Loss)	14,696	2,296	(2,325)	(1,485)
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,633	$6,802	$2,167	$19,196
See accompanying Notes to Financial Statements.
149

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$18,228	$6,061	$2,880	$10,642
Total Investment Income	18,228	6,061	2,880	10,642
Expenses
Investment Management Fees	1,082	435	167	563
Accounting & Transfer Agent Fees	159	59	32	87
Custodian Fees	7	3	3	4
Filing Fees	18	18	15	12
Shareholders' Reports	16	10	10	10
Directors’/Trustees’ Fees & Expenses	5	1	—	2
Professional Fees	9	2	2	4
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1	—
Other	15	6	3	9
Total Expenses	1,311	534	233	691
Fees Waived, Expenses Reimbursed by Advisor (Note C)	27	34	1	23
Fees Paid Indirectly (Note C)	12	2	1	31
Net Expenses	1,272	498	231	637
Net Investment Income (Loss)	16,956	5,563	2,649	10,005
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(415)	(3)	(1)	(6)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(12,553)	(4,787)	(268)	(1,234)
Net Realized and Unrealized Gain (Loss)	(12,968)	(4,790)	(269)	(1,240)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,988	$773	$2,380	$8,765
See accompanying Notes to Financial Statements.
150

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Interest	$5,211	$2,320	$343	$855
Total Investment Income	5,211	2,320	343	855
Expenses
Investment Management Fees	330	150	33	91
Accounting & Transfer Agent Fees	60	22	7	14
Custodian Fees	3	1	—	1
Filing Fees	12	9	9	9
Shareholders' Reports	10	9	9	9
Directors’/Trustees’ Fees & Expenses	1	—	—	—
Professional Fees	3	1	—	—
Other	6	3	3	4
Total Expenses	425	195	61	128
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	8	21	18
Fees Paid Indirectly (Note C)	1	8	11	12
Net Expenses	424	179	29	98
Net Investment Income (Loss)	4,787	2,141	314	757
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(168)	—	(26)	(140)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,975)	(444)	—	(419)
Net Realized and Unrealized Gain (Loss)	(5,143)	(444)	(26)	(559)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(356)	$1,697	$288	$198
See accompanying Notes to Financial Statements.
151

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Municipal Real Return Portfolio		DFA California Municipal Real Return Portfolio		DFA Municipal Bond Portfolio		DFA Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,937	$38,013	$4,506	$7,667	$4,492	$7,960	$20,681	$42,742
Net Realized Gain (Loss) on:
Investment Securities Sold	(93)	(664)	(1)	(167)	(2,628)	(3,180)	32	(132)
Swap Contracts	10,449	23,215	3,035	4,617	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,546)	26,564	(915)	3,722	303	24,449	(1,517)	12,117
Swap Contracts	6,886	(17,345)	177	(3,518)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	34,633	69,783	6,802	12,321	2,167	29,229	19,196	54,727
Distributions:
Institutional Class Shares	(38,755)	(37,840)	(8,215)	(7,617)	(4,372)	(7,827)	(20,867)	(42,125)
Capital Share Transactions (1):
Shares Issued	262,523	340,224	51,605	101,305	46,988	122,453	124,488	223,432
Shares Issued in Lieu of Cash Distributions	38,480	37,575	8,192	7,594	4,359	7,788	20,352	40,858
Shares Redeemed	(193,449)	(413,183)	(33,477)	(72,488)	(151,491)	(184,343)	(180,599)	(426,596)
Net Increase (Decrease) from Capital Share Transactions	107,554	(35,384)	26,320	36,411	(100,144)	(54,102)	(35,759)	(162,306)
Total Increase (Decrease) in Net Assets	103,432	(3,441)	24,907	41,115	(102,349)	(32,700)	(37,430)	(149,704)
Net Assets
Beginning of Period	1,612,239	1,615,680	322,554	281,439	554,291	586,991	1,500,050	1,649,754
End of Period	$1,715,671	$1,612,239	$347,461	$322,554	$451,942	$554,291	$1,462,620	$1,500,050
(1) Shares Issued and Redeemed:
Shares Issued	24,331	31,551	4,812	9,451	4,700	12,271	12,240	22,008
Shares Issued in Lieu of Cash Distributions	3,576	3,484	766	708	435	782	2,002	4,027
Shares Redeemed	(17,945)	(38,311)	(3,125)	(6,761)	(15,158)	(18,516)	(17,756)	(42,017)
Net Increase (Decrease) from Shares Issued and Redeemed	9,962	(3,276)	2,453	3,398	(10,023)	(5,463)	(3,514)	(15,982)
See accompanying Notes to Financial Statements.
152

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio		DFA Selective State Municipal Bond Portfolio		DFA Short-Term Selective State Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,956	$30,381	$5,563	$9,396	$2,649	$5,226	$10,005	$17,355
Net Realized Gain (Loss) on:
Investment Securities Sold	(415)	(3,087)	(3)	(572)	(1)	(43)	(6)	(142)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(12,553)	62,066	(4,787)	15,258	(268)	1,416	(1,234)	7,493
Net Increase (Decrease) in Net Assets Resulting from Operations	3,988	89,360	773	24,082	2,380	6,599	8,765	24,706
Distributions:
Institutional Class Shares	(16,730)	(30,188)	(5,441)	(9,256)	(2,706)	(5,096)	(9,917)	(17,296)
Capital Share Transactions (1):
Shares Issued	147,639	239,755	91,954	119,799	22,635	54,951	127,914	152,505
Shares Issued in Lieu of Cash Distributions	15,505	27,951	5,073	8,560	2,706	5,096	9,841	17,181
Shares Redeemed	(190,265)	(356,581)	(57,648)	(82,357)	(29,182)	(39,493)	(73,772)	(215,279)
Net Increase (Decrease) from Capital Share Transactions	(27,121)	(88,875)	39,379	46,002	(3,841)	20,554	63,983	(45,593)
Total Increase (Decrease) in Net Assets	(39,863)	(29,703)	34,711	60,828	(4,167)	22,057	62,831	(38,183)
Net Assets
Beginning of Period	1,379,329	1,409,032	428,625	367,797	191,303	169,246	680,663	718,846
End of Period	$1,339,466	$1,379,329	$463,336	$428,625	$187,136	$191,303	$743,494	$680,663
(1) Shares Issued and Redeemed:
Shares Issued	14,760	23,911	9,781	12,721	2,270	5,520	12,530	14,975
Shares Issued in Lieu of Cash Distributions	1,544	2,787	537	908	271	512	965	1,688
Shares Redeemed	(18,979)	(35,613)	(6,131)	(8,763)	(2,928)	(3,967)	(7,228)	(21,142)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,675)	(8,915)	4,187	4,866	(387)	2,065	6,267	(4,479)
See accompanying Notes to Financial Statements.
153

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA California Intermediate-Term Municipal Bond Portfolio		DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,787	$8,496	$2,141	$3,712	$314	$567	$757	$1,198
Net Realized Gain (Loss) on:
Investment Securities Sold	(168)	(560)	—	(70)	(26)	(20)	(140)	(141)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,975)	17,970	(444)	1,472	—	500	(419)	2,420
Net Increase (Decrease) in Net Assets Resulting from Operations	(356)	25,906	1,697	5,114	288	1,047	198	3,477
Distributions:
Institutional Class Shares	(4,691)	(8,473)	(2,127)	(3,685)	(312)	(561)	(754)	(1,184)
Capital Share Transactions (1):
Shares Issued	76,921	74,734	24,753	52,402	2,778	6,047	7,245	12,787
Shares Issued in Lieu of Cash Distributions	4,685	8,458	2,070	3,618	312	561	752	1,175
Shares Redeemed	(57,512)	(105,806)	(10,052)	(52,904)	(4,480)	(7,369)	(5,418)	(9,996)
Net Increase (Decrease) from Capital Share Transactions	24,094	(22,614)	16,771	3,116	(1,390)	(761)	2,579	3,966
Total Increase (Decrease) in Net Assets	19,047	(5,181)	16,341	4,545	(1,414)	(275)	2,023	6,259
Net Assets
Beginning of Period	414,336	419,517	141,751	137,206	26,945	27,220	71,530	65,271
End of Period	$433,383	$414,336	$158,092	$141,751	$25,531	$26,945	$73,553	$71,530
(1) Shares Issued and Redeemed:
Shares Issued	7,520	7,254	2,440	5,180	282	618	742	1,310
Shares Issued in Lieu of Cash Distributions	454	821	204	358	32	57	77	121
Shares Redeemed	(5,590)	(10,263)	(992)	(5,227)	(456)	(751)	(557)	(1,031)
Net Increase (Decrease) from Shares Issued and Redeemed	2,384	(2,188)	1,652	311	(142)	(76)	262	400
See accompanying Notes to Financial Statements.
154

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.83	$10.62	$10.56	$10.91	$10.21	$9.99
Income from Investment Operations (A)
Net Investment Income (Loss)	0.13	0.25	0.19	0.12	0.11	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.11	0.21	0.06	(0.36)	0.70	0.22
Total from Investment Operations	0.24	0.46	0.25	(0.24)	0.81	0.37
Less Distributions:
Net Investment Income	(0.13)	(0.25)	(0.19)	(0.11)	(0.11)	(0.15)
Net Realized Gains	(0.13)	—	—	—	—	—
Total Distributions	(0.26)	(0.25)	(0.19)	(0.11)	(0.11)	(0.15)
Net Asset Value, End of Period	$10.81	$10.83	$10.62	$10.56	$10.91	$10.21
Total Return	2.19%(B)	4.38%	2.39%	(2.22%)	8.00%	3.77%
Net Assets, End of Period (thousands)	$1,715,671	$1,612,239	$1,615,680	$1,787,200	$1,153,419	$856,386
Ratio of Expenses to Average Net Assets	0.23%(C)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%(C)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.42%(C)	2.33%	1.79%	1.07%	1.08%	1.51%
Portfolio Turnover Rate	67%(B)	104%	62%	26%	14%	34%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
155

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA California Municipal Real Return Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.76	$10.59	$10.47	$10.76	$10.10	$10.02
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.27	0.17	0.09	0.09	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08	0.17	0.12	(0.29)	0.66	0.08
Total from Investment Operations	0.22	0.44	0.29	(0.20)	0.75	0.20
Less Distributions:
Net Investment Income	(0.14)	(0.27)	(0.17)	(0.09)	(0.09)	(0.12)
Net Realized Gains	(0.13)	—	—	—	—	—
Return of Capital	—	—	—	—	—	(0.00)*
Total Distributions	(0.27)	(0.27)	(0.17)	(0.09)	(0.09)	(0.12)
Net Asset Value, End of Period	$10.71	$10.76	$10.59	$10.47	$10.76	$10.10
Total Return	1.98%(B)	4.16%	2.74%	(1.91%)	7.41%	2.04%
Net Assets, End of Period (thousands)	$347,461	$322,554	$281,439	$289,238	$214,216	$156,192
Ratio of Expenses to Average Net Assets	0.23%(C)	0.25%	0.23%	0.26%	0.26%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25%(C)	0.26%	0.26%	0.26%	0.26%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.67%(C)	2.50%	1.59%	0.84%	0.86%	1.19%
Portfolio Turnover Rate	49%(B)	87%	61%	27%	24%	21%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
156

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.99	$9.63	$9.59	$10.37	$10.50	$10.33
Income from Investment Operations (A)
Net Investment Income (Loss)	0.09	0.14	0.11	0.09	0.11	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.05)	0.36	0.04	(0.78)	(0.13)	0.17
Total from Investment Operations	0.04	0.50	0.15	(0.69)	(0.02)	0.32
Less Distributions:
Net Investment Income	(0.09)	(0.14)	(0.11)	(0.09)	(0.11)	(0.15)
Total Distributions	(0.09)	(0.14)	(0.11)	(0.09)	(0.11)	(0.15)
Net Asset Value, End of Period	$9.94	$9.99	$9.63	$9.59	$10.37	$10.50
Total Return	0.36%(B)	5.17%	1.53%	(6.71%)	(0.23%)	3.11%
Net Assets, End of Period (thousands)	$451,942	$554,291	$586,991	$569,594	$648,588	$527,633
Ratio of Expenses to Average Net Assets	0.21%(C)	0.21%	0.20%	0.21%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%(C)	0.21%	0.21%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.77%(C)	1.39%	1.11%	0.85%	1.02%	1.43%
Portfolio Turnover Rate	33%(B)	39%	26%	34%	15%	33%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
157

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.16	$10.08	$9.98	$10.16	$10.19	$10.18
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.28	0.17	0.04	0.03	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.07	0.10	(0.18)	(0.03)	0.01
Total from Investment Operations	0.13	0.35	0.27	(0.14)	—	0.10
Less Distributions:
Net Investment Income	(0.14)	(0.27)	(0.17)	(0.04)	(0.03)	(0.09)
Total Distributions	(0.14)	(0.27)	(0.17)	(0.04)	(0.03)	(0.09)
Net Asset Value, End of Period	$10.15	$10.16	$10.08	$9.98	$10.16	$10.19
Total Return	1.31%(B)	3.55%	2.75%	(1.36%)	(0.03%)	1.02%
Net Assets, End of Period (thousands)	$1,462,620	$1,500,050	$1,649,754	$2,154,913	$2,436,433	$2,633,204
Ratio of Expenses to Average Net Assets	0.18%(C)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%(C)	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.78%(C)	2.72%	1.68%	0.43%	0.29%	0.88%
Portfolio Turnover Rate	93%(B)	186%	103%	75%	67%	140%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
158

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Intermediate-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.04	$9.63	$9.63	$10.43	$10.58	$10.38
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.22	0.17	0.14	0.14	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.10)	0.40	—	(0.80)	(0.15)	0.20
Total from Investment Operations	0.02	0.62	0.17	(0.66)	(0.01)	0.36
Less Distributions:
Net Investment Income	(0.12)	(0.21)	(0.17)	(0.14)	(0.14)	(0.16)
Total Distributions	(0.12)	(0.21)	(0.17)	(0.14)	(0.14)	(0.16)
Net Asset Value, End of Period	$9.94	$10.04	$9.63	$9.63	$10.43	$10.58
Total Return	0.23%(B)	6.51%	1.69%	(6.36%)	(0.11%)	3.47%
Net Assets, End of Period (thousands)	$1,339,466	$1,379,329	$1,409,032	$1,660,585	$2,133,305	$2,044,065
Ratio of Expenses to Average Net Assets	0.19%(C)	0.19%	0.20%	0.20%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%(C)	0.19%	0.20%	0.20%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.51%(C)	2.14%	1.67%	1.38%	1.35%	1.50%
Portfolio Turnover Rate	28%(B)	41%	40%	21%	9%	31%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
159

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Selective State Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Sep 30, 2020Ʊ to Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.45	$9.08	$8.95	$10.00	$9.99	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.22	0.16	0.09	0.06	—
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.10)	0.37	0.12	(1.05)	0.01	(0.01)
Total from Investment Operations	0.02	0.59	0.28	(0.96)	0.07	(0.01)
Less Distributions:
Net Investment Income	(0.12)	(0.22)	(0.15)	(0.09)	(0.06)	(— )
Total Distributions	(0.12)	(0.22)	(0.15)	(0.09)	(0.06)	—
Net Asset Value, End of Period	$9.35	$9.45	$9.08	$8.95	$10.00	$9.99
Total Return	0.18%(B)	6.48%	3.12%	(9.67%)	0.66%	(0.10%)(B)
Net Assets, End of Period (thousands)	$463,336	$428,625	$367,797	$264,365	$267,126	$85,450
Ratio of Expenses to Average Net Assets	0.23%(C)	0.23%	0.23%	0.23%	0.23%	0.23%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25%(C)	0.26%	0.25%	0.27%	0.34%	0.34%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.56%(C)	2.33%	1.67%	0.93%	0.64%	0.11%(C)(D)
Portfolio Turnover Rate	58%(B)	77%	77%	36%	3%	—(B )
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
160

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Selective State Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Period Apr 12, 2022Ʊ to Oct 31, 2022
	(Unaudited)
Net Asset Value, Beginning of Period	$9.97	$9.89	$9.84	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.29	0.23	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)	0.07	0.06	(0.17)
Total from Investment Operations	0.12	0.36	0.29	(0.07)
Less Distributions:
Net Investment Income	(0.14)	(0.28)	(0.24)	(0.09)
Total Distributions	(0.14)	(0.28)	(0.24)	(0.09)
Net Asset Value, End of Period	$9.95	$9.97	$9.89	$9.84
Total Return	1.24%(B)	3.67%	2.94%	(0.75%)(B)
Net Assets, End of Period (thousands)	$187,136	$191,303	$169,246	$200,033
Ratio of Expenses to Average Net Assets	0.25%(C)	0.25%	0.24%	0.25%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25%(C)	0.25%	0.32%	0.30%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.85%(C)	2.88%	2.36%	1.75%(C)(D)
Portfolio Turnover Rate	110%(B)	182%	90%	17%(B)
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
161

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.20	$10.10	$10.01	$10.25	$10.29	$10.30
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.25	0.17	0.06	0.06	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.10	0.09	(0.24)	(0.05)	(0.01)
Total from Investment Operations	0.13	0.35	0.26	(0.18)	0.01	0.08
Less Distributions:
Net Investment Income	(0.14)	(0.25)	(0.17)	(0.06)	(0.05)	(0.09)
Return of Capital	—	—	—	—	—	(0.00)*
Total Distributions	(0.14)	(0.25)	(0.17)	(0.06)	(0.05)	(0.09)
Net Asset Value, End of Period	$10.19	$10.20	$10.10	$10.01	$10.25	$10.29
Total Return	1.31%(B)	3.55%	2.56%	(1.80%)	0.05%	0.82%
Net Assets, End of Period (thousands)	$743,494	$680,663	$718,846	$838,704	$872,821	$1,036,970
Ratio of Expenses to Average Net Assets	0.18%(C)	0.19%	0.19%	0.19%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%(C)	0.21%	0.20%	0.19%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.84%(C)	2.50%	1.64%	0.57%	0.58%	0.87%
Portfolio Turnover Rate	67%(B)	171%	115%	65%	55%	83%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
162

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.33	$9.91	$9.94	$10.73	$10.85	$10.72
Income from Investment Operations (A)
Net Investment Income (Loss)	0.11	0.21	0.16	0.11	0.12	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	0.42	(0.03)	(0.79)	(0.13)	0.13
Total from Investment Operations	(0.02)	0.63	0.13	(0.68)	(0.01)	0.28
Less Distributions:
Net Investment Income	(0.12)	(0.21)	(0.16)	(0.11)	(0.11)	(0.15)
Return of Capital	—	—	—	—	—	(0.00)*
Total Distributions	(0.12)	(0.21)	(0.16)	(0.11)	(0.11)	(0.15)
Net Asset Value, End of Period	$10.19	$10.33	$9.91	$9.94	$10.73	$10.85
Total Return	(0.24%)(B)	6.34%	1.28%	(6.36%)	(0.07%)	2.66%
Net Assets, End of Period (thousands)	$433,383	$414,336	$419,517	$492,000	$650,729	$568,867
Ratio of Expenses to Average Net Assets	0.21%(C)	0.21%	0.20%	0.20%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%(C)	0.21%	0.20%	0.20%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.32%(C)	1.99%	1.56%	1.05%	1.07%	1.38%
Portfolio Turnover Rate	29%(B)	46%	77%	32%	10%	33%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
163

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA NY Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.13	$10.03	$9.95	$10.23	$10.29	$10.26
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.27	0.17	0.06	0.08	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	0.10	0.08	(0.28)	(0.07)	0.03
Total from Investment Operations	0.11	0.37	0.25	(0.22)	0.01	0.14
Less Distributions:
Net Investment Income	(0.14)	(0.27)	(0.17)	(0.06)	(0.07)	(0.11)
Total Distributions	(0.14)	(0.27)	(0.17)	(0.06)	(0.07)	(0.11)
Net Asset Value, End of Period	$10.10	$10.13	$10.03	$9.95	$10.23	$10.29
Total Return	1.11%(B)	3.68%	2.50%	(2.17%)	0.10%	1.39%
Net Assets, End of Period (thousands)	$158,092	$141,751	$137,206	$153,148	$122,934	$110,128
Ratio of Expenses to Average Net Assets	0.24%(C)	0.23%	0.24%	0.25%	0.25%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26%(C)	0.27%	0.26%	0.25%	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.86%(C)	2.63%	1.67%	0.62%	0.79%	1.07%
Portfolio Turnover Rate	79%(B)	182%	133%	36%	54%	91%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
164

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA MN Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.83	$9.66	$9.58	$10.00	$10.15	$10.05
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.20	0.13	0.08	0.08	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.17	0.08	(0.42)	(0.10)	0.10
Total from Investment Operations	0.11	0.37	0.21	(0.34)	(0.02)	0.21
Less Distributions:
Net Investment Income	(0.12)	(0.20)	(0.13)	(0.08)	(0.08)	(0.11)
Net Realized Gains	—	—	—	—	(0.05)	—
Total Distributions	(0.12)	(0.20)	(0.13)	(0.08)	(0.13)	(0.11)
Net Asset Value, End of Period	$9.82	$9.83	$9.66	$9.58	$10.00	$10.15
Total Return	1.07%(B)	3.82%	2.18%	(3.40%)	(0.18%)	2.13%
Net Assets, End of Period (thousands)	$25,531	$26,945	$27,220	$33,707	$40,844	$38,103
Ratio of Expenses to Average Net Assets	0.22%(C)	0.26%	0.28%	0.32%	0.32%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.46%(C)	0.47%	0.43%	0.38%	0.41%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.39%(C)	2.02%	1.33%	0.82%	0.83%	1.05%
Portfolio Turnover Rate	32%(B)	45%	27%	44%	20%	27%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
165

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Oregon Municipal Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.78	$9.44	$9.42	$10.14	$10.21	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.10	0.17	0.13	0.06	0.05	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.07)	0.34	0.02	(0.72)	(0.08)	0.21
Total from Investment Operations	0.03	0.51	0.15	(0.66)	(0.03)	0.30
Less Distributions:
Net Investment Income	(0.10)	(0.17)	(0.13)	(0.06)	(0.04)	(0.09)
Return of Capital	—	—	—	—	—	(0.00)*
Total Distributions	(0.10)	(0.17)	(0.13)	(0.06)	(0.04)	(0.09)
Net Asset Value, End of Period	$9.71	$9.78	$9.44	$9.42	$10.14	$10.21
Total Return	0.31%(B)	5.41%	1.54%	(6.51%)	(0.25%)	3.03%
Net Assets, End of Period (thousands)	$73,553	$71,530	$65,271	$60,705	$54,243	$39,413
Ratio of Expenses to Average Net Assets	0.27%(C)	0.27%	0.30%	0.32%	0.32%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.35%(C)	0.36%	0.34%	0.34%	0.37%	0.87%
Ratio of Net Investment Income to Average Net Assets	2.09%(C)	1.75%	1.33%	0.66%	0.45%	0.87%
Portfolio Turnover Rate	12%(B)	13%	19%	30%	8%	11%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
166

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios as of April 30, 2025, of which twelve (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.
OTC derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.
167

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.16%
DFA Short-Term Municipal Bond Portfolio	0.15%
DFA Intermediate-Term Municipal Bond Portfolio	0.16%
DFA Selective State Municipal Bond Portfolio	0.20%
DFA Short-Term Selective State Municipal Bond Portfolio	0.18%
168

DFA California Short-Term Municipal Bond Portfolio	0.16%
DFA California Intermediate-Term Municipal Bond Portfolio	0.16%
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2026. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2025, waived fees/assumed expenses during the six months ended April 30, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Municipal Real Return Portfolio (1)	0.27%	—	—
DFA California Municipal Real Return Portfolio (2)	0.30%	—	—
DFA Municipal Bond Portfolio (1)	0.21%	$11	—
DFA Short-Term Municipal Bond Portfolio (3)	0.30%	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.19%	—	$27
DFA Selective State Municipal Bond Portfolio (1)	0.23%	—	34
DFA Short-Term Selective State Municipal Bond Portfolio (1)	0.25%	1	1
DFA California Short-Term Municipal Bond Portfolio (1)	0.19%	—	23
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—
DFA NY Municipal Bond Portfolio (1)	0.25%	—	8
DFA MN Municipal Bond Portfolio (1)	0.30%	—	21
DFA Oregon Municipal Bond Portfolio (1)	0.30%	—	18

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the Short Term Series, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies)(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the
Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense
Limitation Amount”).

169

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	4/30/2028	Total
DFA Municipal Bond Portfolio	$—	$—	$1	$—	$1
DFA Intermediate-Term Municipal Bond Portfolio	—	—	52	27	79
DFA Selective State Municipal Bond Portfolio	35	62	106	34	237
DFA Short-Term Selective State Municipal Bond Portfolio	5	124	9	1	139
DFA California Short-Term Municipal Bond Portfolio	—	—	44	23	67
DFA NY Municipal Bond Portfolio	3	11	32	8	54
DFA MN Municipal Bond Portfolio	9	31	48	21	109
DFA Oregon Municipal Bond Portfolio	2	10	44	18	74

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2025, expenses reduced were as follows (amounts in thousands):
Fees Paid Indirectly
DFA Municipal Real Return Portfolio	$3
DFA California Municipal Real Return Portfolio	29
DFA Municipal Bond Portfolio	5
DFA Short-Term Municipal Bond Portfolio	60
DFA Intermediate-Term Municipal Bond Portfolio	12
DFA Selective State Municipal Bond Portfolio	2
DFA Short-Term Selective State Municipal Bond Portfolio	1
DFA California Short-Term Municipal Bond Portfolio	31
DFA California Intermediate-Term Municipal Bond Portfolio	1
DFA NY Municipal Bond Portfolio	8
DFA MN Municipal Bond Portfolio	11
DFA Oregon Municipal Bond Portfolio	12
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2025, the total related amount paid by the Fund to the CCO was $100 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
170

D. Deferred Compensation:
As of April 30, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
DFA Municipal Real Return Portfolio	$5
DFA California Municipal Real Return Portfolio	1
DFA Municipal Bond Portfolio	2
DFA Short-Term Municipal Bond Portfolio	40
DFA Intermediate-Term Municipal Bond Portfolio	5
DFA Selective State Municipal Bond Portfolio	1
DFA Short-Term Selective State Municipal Bond Portfolio	1
DFA California Short-Term Municipal Bond Portfolio	11
DFA California Intermediate-Term Municipal Bond Portfolio	1
DFA NY Municipal Bond Portfolio	—
DFA MN Municipal Bond Portfolio	—
DFA Oregon Municipal Bond Portfolio	—

E. Purchases and Sales of Securities:
For the six months ended April 30, 2025, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):
	Other Investment Securities
	Purchases	Sales
DFA Municipal Real Return Portfolio	$1,162,519	$958,358
DFA California Municipal Real Return Portfolio	172,630	147,901
DFA Municipal Bond Portfolio	166,626	262,579
DFA Short-Term Municipal Bond Portfolio	1,181,363	1,081,756
DFA Intermediate-Term Municipal Bond Portfolio	384,432	391,586
DFA Selective State Municipal Bond Portfolio	299,745	247,938
DFA Short-Term Selective State Municipal Bond Portfolio	175,289	160,399
DFA California Short-Term Municipal Bond Portfolio	482,588	412,677
DFA California Intermediate-Term Municipal Bond Portfolio	157,187	121,552
DFA NY Municipal Bond Portfolio	120,103	104,831
DFA MN Municipal Bond Portfolio	8,689	7,706
DFA Oregon Municipal Bond Portfolio	12,347	8,784
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise.
171

Accordingly, the permanent differences as of October 31, 2024, can occur as a result of non-deductible expenses, bond amortization, and other book to tax differences, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Municipal Real Return Portfolio
2023	—	—	$30,121	$30,121
2024	—	—	37,840	37,840
DFA California Municipal Real Return Portfolio
2023	—	—	4,536	4,536
2024	—	—	7,617	7,617
DFA Municipal Bond Portfolio
2023	—	—	6,717	6,717
2024	—	—	7,827	7,827
DFA Short-Term Municipal Bond Portfolio
2023	—	—	30,453	30,453
2024	—	—	42,125	42,125
DFA Intermediate-Term Municipal Bond Portfolio
2023	—	—	26,160	26,160
2024	—	—	30,188	30,188
DFA Selective State Municipal Bond Portfolio
2023	—	—	5,810	5,810
2024	—	—	9,256	9,256
DFA Short-Term Selective State Municipal Bond Portfolio
2023	—	—	3,957	3,957
2024	—	—	5,096	5,096
DFA California Short-Term Municipal Bond Portfolio
2023	—	—	13,988	13,988
2024	—	—	17,296	17,296
DFA California Intermediate-Term Municipal Bond Portfolio
2023	—	—	7,560	7,560
2024	—	—	8,473	8,473
DFA NY Municipal Bond Portfolio
2023	—	—	2,479	2,479
2024	—	—	3,685	3,685
DFA MN Municipal Bond Portfolio
2023	—	—	383	383
2024	—	—	561	561
DFA Oregon Municipal Bond Portfolio
2023	—	—	889	889
2024	—	—	1,184	1,184

172

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Municipal Real Return Portfolio	—	$(2,766)	$(2,766)
DFA California Municipal Real Return Portfolio	—	(512)	(512)
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Tax-Exempt Net Investment Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Municipal Real Return Portfolio	$1,000	$18,994	—	$49,929	$69,923
DFA California Municipal Real Return Portfolio	223	3,885	—	7,928	12,036
DFA Municipal Bond Portfolio	221	—	$(10,151)	(13,011)	(22,941)
DFA Short-Term Municipal Bond Portfolio	1,324	—	(6,028)	(1,549)	(6,253)
DFA Intermediate-Term Municipal Bond Portfolio	951	—	(20,412)	(11,076)	(30,537)
DFA Selective State Municipal Bond Portfolio	269	—	(6,817)	(9,391)	(15,939)
DFA Short-Term Selective State Municipal Bond Portfolio	202	—	(630)	(20)	(448)
DFA California Short-Term Municipal Bond Portfolio	494	—	(5,968)	(348)	(5,822)
DFA California Intermediate-Term Municipal Bond Portfolio	221	—	(13,375)	(2,725)	(15,879)
DFA NY Municipal Bond Portfolio	112	—	(469)	(187)	(544)
DFA MN Municipal Bond Portfolio	18	—	(263)	(107)	(352)
DFA Oregon Municipal Bond Portfolio	43	—	(968)	(1,217)	(2,142)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
DFA Municipal Bond Portfolio	$10,151
DFA Short-Term Municipal Bond Portfolio	6,028
DFA Intermediate-Term Municipal Bond Portfolio	20,412
DFA Selective State Municipal Bond Portfolio	6,817
DFA Short-Term Selective State Municipal Bond Portfolio	630
DFA California Short-Term Municipal Bond Portfolio	5,968
DFA California Intermediate-Term Municipal Bond Portfolio	13,375
DFA NY Municipal Bond Portfolio	469
173

Total
DFA MN Municipal Bond Portfolio	$263
DFA Oregon Municipal Bond Portfolio	968
During the year ended October 31, 2024, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
DFA Municipal Real Return Portfolio	$791
DFA California Municipal Real Return Portfolio	54

As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Municipal Real Return Portfolio	$1,650,250	$279	$(7,512)	$(7,233)
DFA California Municipal Real Return Portfolio	336,478	71	(1,302)	(1,231)
DFA Municipal Bond Portfolio	459,493	99	(12,820)	(12,721)
DFA Short-Term Municipal Bond Portfolio	1,441,097	89	(3,140)	(3,051)
DFA Intermediate-Term Municipal Bond Portfolio	1,348,861	3,178	(26,820)	(23,642)
DFA Selective State Municipal Bond Portfolio	472,419	191	(14,372)	(14,181)
DFA Short-Term Selective State Municipal Bond Portfolio	188,787	31	(319)	(288)
DFA California Short-Term Municipal Bond Portfolio	734,841	131	(1,712)	(1,581)
DFA California Intermediate-Term Municipal Bond Portfolio	445,342	787	(8,489)	(7,702)
DFA NY Municipal Bond Portfolio	153,627	26	(656)	(630)
DFA MN Municipal Bond Portfolio	25,127	5	(113)	(108)
DFA Oregon Municipal Bond Portfolio	73,743	15	(1,651)	(1,636)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales  or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
174

1. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
2. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.
Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.
3. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of
175

default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios' ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.
Repurchase agreements permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreements with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreements counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreements, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the repurchase agreements counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios' obligation under bankruptcy law to return the excess to the counterparty.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amounts in thousands):
Swap Contracts*
DFA Municipal Real Return Portfolio	$1,598,143
DFA California Municipal Real Return Portfolio	330,429

*	Average Notional Value of agreements.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at April 30, 2025	Swap Contracts (1)
DFA Municipal Real Return Portfolio	$61,769	$61,769
DFA California Municipal Real Return Portfolio	8,452	8,452

Liability Derivatives Value
	Total Value at April 30, 2025	Swap Contracts (2)
DFA Municipal Real Return Portfolio	$(218)	$(218)
DFA California Municipal Real Return Portfolio	(10)	(10)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.
176

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Swap Contracts (1)
DFA Municipal Real Return Portfolio	$10,449	$10,449
DFA California Municipal Real Return Portfolio	3,035	3,035

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Swap Contracts (2)
DFA Municipal Real Return Portfolio	$6,886	$6,886
DFA California Municipal Real Return Portfolio	177	177

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.
177

The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2025 (amounts in thousands):
		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Municipal Real Return Portfolio
Citibank, N.A.	$15,049	$15,049	$(14)	—	$(15,035)	—	$14	$14	$(14)	—	—	—
Bank of America Corp.	42,619	42,619	(204)	$(42,415)	—	—	204	204	(204)	—	—	—
Morgan Stanley and Co. International	4,101	4,101	—	—	(4,101)	—	—	—	—	—	—	—
Total	$61,769	$61,769	$(218)	$(42,415)	$(19,136)	—	$218	$218	$(218)	—	—	—
DFA California Municipal Real Return Portfolio
Bank of America Corp.	$5,606	$5,606	$(8)	$(5,598)	—	—	$8	$8	$(8)	—	—	—
Citibank, N.A.	2,004	2,004	(2)	—	$(1,970)	$32	2	2	(2)	—	—	—
Morgan Stanley and Co. International	842	842	—	—	(820)	22	—	—	—	—	—	—
Total	$8,452	$8,452	$(10)	$(5,598)	$(2,790)	$54	$10	$10	$(10)	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
178

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2025.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2025.
I. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
J. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i)engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
K. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
L. Other:
As of April 30, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
179

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Municipal Real Return Portfolio	2	89%
DFA California Municipal Real Return Portfolio	2	94%
DFA Municipal Bond Portfolio	4	96%
DFA Short-Term Municipal Bond Portfolio	2	83%
DFA Intermediate-Term Municipal Bond Portfolio	2	77%
DFA Selective State Municipal Bond Portfolio	4	91%
DFA Short-Term Selective State Municipal Bond Portfolio	2	98%
DFA California Short-Term Municipal Bond Portfolio	2	93%
DFA California Intermediate-Term Municipal Bond Portfolio	2	96%
DFA NY Municipal Bond Portfolio	2	93%
DFA MN Municipal Bond Portfolio	1	87%
DFA Oregon Municipal Bond Portfolio	2	99%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
M. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
180

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
181

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
182

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
183

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on November 1, 2024, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
184

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
185

186

DFA-043025-002SM

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2025 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Global Social Core Equity Portfolio
DFA Social Fixed Income Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of April 30, 2025
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of April 30, 2025.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (9.1%)
	Alphabet, Inc. (GOOG US), Class C	130,622	$21,015,774
	Alphabet, Inc. (GOOGL US), Class A	157,473	25,006,712
*	Altice USA, Inc., Class A	16,327	40,491
*	AMC Networks, Inc., Class A	3,200	20,480
*	Anterix, Inc.	2,629	78,476
	AT&T, Inc.	295,770	8,192,829
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	363	15,772
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	5,636	224,651
	ATN International, Inc.	2,936	51,938
*	Bandwidth, Inc., Class A	3,555	44,153
*	Boston Omaha Corp., Class A	1,467	22,782
	Cable One, Inc.	630	168,380
*	Cargurus, Inc.	12,627	353,051
*	Cars.com, Inc.	7,031	81,841
#*	Charter Communications, Inc., Class A	10,401	4,075,736
#	Cinemark Holdings, Inc.	19,740	590,423
*	Cineverse Corp.	3,068	9,081
	Comcast Corp., Class A	152,864	5,227,949
*	EchoStar Corp., Class A	3,184	71,576
	Electronic Arts, Inc.	10,581	1,535,197
*	Eventbrite, Inc., Class A	6,468	13,712
	Fox Corp. (FOX US), Class B	22,365	1,034,158
	Fox Corp. (FOXA US), Class A	21,922	1,091,496
*	Frontier Communications Parent, Inc.	30,219	1,095,439
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Gaia, Inc.	4,112	$21,547
*	Gannett Co., Inc.	7,700	24,640
#*	Gogo, Inc.	19,177	145,170
	Gray Media, Inc.	16,887	56,571
*	Harte Hanks, Inc.	1,613	8,065
	IDT Corp., Class B	3,200	160,800
*	IMAX Corp.	5,208	126,711
*	Integral Ad Science Holding Corp.	17,442	123,315
	Interpublic Group of Cos., Inc.	44,421	1,115,855
	Iridium Communications, Inc.	11,303	272,741
*	IZEA Worldwide, Inc.	5,497	11,379
	John Wiley & Sons, Inc. (WLY US), Class A	4,487	195,813
*	Liberty Broadband Corp. (LBRDA US), Class A	1,324	117,902
*	Liberty Broadband Corp. (LBRDK US), Class C	7,495	677,473
*	Liberty Global Ltd. (LBTYA US), Class A	22,170	242,761
*	Liberty Global Ltd. (LBTYK US), Class C	20,277	229,941
*	Liberty Latin America Ltd. (LILA US), Class A	12,090	65,528
*	Liberty Latin America Ltd. (LILAK US), Class C	11,097	61,033
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	2,380	191,709
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	16,793	1,489,035

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	1,829	$127,993
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	4,562	326,229
#*	Lions Gate Entertainment Corp. (LGF/A US), Class A	18,509	164,360
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	5,344	42,645
*	Live Nation Entertainment, Inc.	9,557	1,265,825
*	Lumen Technologies, Inc.	113,707	402,523
*	Madison Square Garden Entertainment Corp.	4,462	144,747
*	Madison Square Garden Sports Corp.	2,119	408,056
*	Magnite, Inc.	27,185	323,230
	Marcus Corp.	4,915	80,164
	Match Group, Inc.	7,424	220,196
	Meta Platforms, Inc., Class A	90,365	49,610,385
*	Netflix, Inc.	6,393	7,235,086
	New York Times Co., Class A	15,361	799,694
	News Corp. (NWS US), Class B	15,297	480,632
	News Corp. (NWSA US), Class A	34,396	932,820
	Nexstar Media Group, Inc.	4,719	706,246
	Omnicom Group, Inc.	20,901	1,591,820
#	Paramount Global (PARA US), Class B	6,813	79,985
	Paramount Global (PARAA US), Class A	1,096	24,835
*	Pinterest, Inc., Class A	35,044	887,314
*	PubMatic, Inc., Class A	5,258	51,371
*	QuinStreet, Inc.	8,852	155,087
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Reservoir Media, Inc.	3,267	$24,502
*	ROBLOX Corp., Class A	3,481	233,401
*	Roku, Inc.	7,422	506,032
	Saga Communications, Inc., Class A	728	8,263
	Scholastic Corp.	3,111	56,091
	Shenandoah Telecommunications Co.	7,254	80,810
	Shutterstock, Inc.	2,636	42,071
	Sinclair, Inc.	5,284	76,090
#	Sirius XM Holdings, Inc.	15,314	328,026
*	Snap, Inc., Class A	73,921	588,411
*	SPAR Group, Inc.	2,229	2,385
*	Sphere Entertainment Co.	4,238	115,485
	Spok Holdings, Inc.	2,587	37,098
*	Spotify Technology SA	327	200,771
*	Stagwell, Inc.	23,413	130,645
*	Sunrise Communications AG, ADR, Class A	6,923	373,288
*	Take-Two Interactive Software, Inc.	6,852	1,598,709
*	TechTarget, Inc.	3,475	27,696
	TEGNA, Inc.	34,128	553,897
	Telephone & Data Systems, Inc.	15,952	598,040
	TKO Group Holdings, Inc.	3,042	495,572
	T-Mobile U.S., Inc.	21,381	5,280,038
*	Trade Desk, Inc., Class A	4,976	266,863
*	Travelzoo	2,000	27,740
*	TripAdvisor, Inc.	16,213	201,852
*	U.S. Cellular Corp.	7,373	506,230
	Verizon Communications, Inc.	130,932	5,768,864
*	Vimeo, Inc.	25,441	128,223
	Walt Disney Co.	32,186	2,927,317
#*	Warner Bros Discovery, Inc.	107,341	930,646
	Warner Music Group Corp., Class A	5,874	178,863
*	WideOpenWest, Inc.	11,172	48,933
*	Yelp, Inc.	6,348	222,688
*	Zedge, Inc., Class B	300	726

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	4,622	$136,488
TOTAL COMMUNICATION SERVICES			164,164,083
CONSUMER DISCRETIONARY — (11.2%)
*	1-800-Flowers.com, Inc., Class A	5,186	28,679
*	Abercrombie & Fitch Co., Class A	10,546	732,103
	Academy Sports & Outdoors, Inc.	7,922	298,501
#	Acushnet Holdings Corp.	10,245	678,424
*	Adient PLC	10,325	130,611
	ADT, Inc.	68,936	552,867
*	Adtalem Global Education, Inc.	8,366	888,469
	Advance Auto Parts, Inc.	2,745	89,816
*	Airbnb, Inc., Class A	4,773	581,924
	A-Mark Precious Metals, Inc.	3,926	95,637
*	Amazon.com, Inc.	212,268	39,146,465
*	American Axle & Manufacturing Holdings, Inc.	11,539	44,079
	American Eagle Outfitters, Inc.	17,550	184,802
*	American Public Education, Inc.	1,609	37,812
*	America's Car-Mart, Inc.	1,100	52,162
*	Aptiv PLC	14,911	850,822
	Aramark	25,829	863,463
*	Arhaus, Inc.	6,381	50,155
	Arko Corp.	3,374	13,580
*	Asbury Automotive Group, Inc.	2,713	591,814
	Autoliv, Inc.	12,799	1,193,251
*	AutoNation, Inc.	7,876	1,371,605
*	AutoZone, Inc.	197	741,232
	Bassett Furniture Industries, Inc.	1,200	21,180
	Bath & Body Works, Inc.	13,702	418,048
*	Beazer Homes USA, Inc.	4,424	86,533
	Best Buy Co., Inc.	22,006	1,467,580
*	Beyond, Inc.	6,900	28,083
*	Biglari Holdings, Inc. (BH US), Class B	39	9,083
*	Biglari Holdings, Inc. (BH/A US), Class A	42	48,174
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Birkenstock Holding PLC	5,438	$279,676
	Booking Holdings, Inc.	574	2,926,987
*	Boot Barn Holdings, Inc.	3,520	367,277
	BorgWarner, Inc.	23,087	655,209
*	Bright Horizons Family Solutions, Inc.	7,018	880,198
	Brunswick Corp.	8,557	394,050
	Buckle, Inc.	7,748	269,320
	Build-A-Bear Workshop, Inc.	1,856	65,480
#*	Burlington Stores, Inc.	6,894	1,551,426
	Caleres, Inc.	4,646	70,805
#	Camping World Holdings, Inc., Class A	4,963	59,854
*	Capri Holdings Ltd.	7,065	106,258
*	CarMax, Inc.	11,274	729,090
*	Carnival Corp.	42,176	773,508
	Carriage Services, Inc.	2,352	93,986
	Carter's, Inc.	3,820	126,251
*	Carvana Co.	4,734	1,156,753
*	Cava Group, Inc.	589	54,441
*	Cavco Industries, Inc.	964	476,071
	Century Communities, Inc.	4,649	253,556
*	Champion Homes, Inc.	7,662	662,763
*	Chewy, Inc., Class A	4,025	150,938
*	Chipotle Mexican Grill, Inc.	45,650	2,306,238
#	Choice Hotels International, Inc.	4,021	507,088
*	Citi Trends, Inc.	1,812	40,462
	Columbia Sportswear Co.	5,631	350,079
*	Cooper-Standard Holdings, Inc.	2,917	42,792
*	Coupang, Inc.	45,250	1,057,492
	Cracker Barrel Old Country Store, Inc.	1,300	55,510
*	Crocs, Inc.	5,681	547,762
*	Culp, Inc.	8,100	30,780
	Dana, Inc.	14,826	203,709
*	Deckers Outdoor Corp.	18,314	2,029,741
	Designer Brands, Inc., Class A	1,992	5,558
	Dick's Sporting Goods, Inc.	8,177	1,535,150

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Dillard's, Inc., Class A	1,315	$455,858
	Domino's Pizza, Inc.	1,342	658,077
*	DoorDash, Inc., Class A	7,303	1,408,676
*	Dorman Products, Inc.	3,867	438,131
	DR Horton, Inc.	16,225	2,049,866
*	Dream Finders Homes, Inc., Class A	1,142	25,878
*	Duolingo, Inc.	217	84,517
*	Dutch Bros, Inc., Class A	1,871	111,774
	eBay, Inc.	30,399	2,071,996
#*	El Pollo Loco Holdings, Inc.	3,355	31,369
*	Envela Corp.	5,655	36,022
	Escalade, Inc.	1,450	22,011
	Ethan Allen Interiors, Inc.	4,083	116,080
*	Etsy, Inc.	7,486	325,491
	Expedia Group, Inc.	8,606	1,350,540
*	Figs, Inc., Class A	16,422	66,181
*	First Watch Restaurant Group, Inc.	5,169	91,285
*	Five Below, Inc.	3,980	302,042
	Flexsteel Industries, Inc.	1,153	38,499
*	Floor & Decor Holdings, Inc., Class A	7,481	534,443
*	Foot Locker, Inc.	7,900	96,933
	Ford Motor Co.	238,405	2,386,434
*	Fox Factory Holding Corp.	3,696	75,066
*	Frontdoor, Inc.	8,758	360,041
*	Funko, Inc., Class A	4,017	16,108
*	GameStop Corp., Class A	34,372	957,604
	Gap, Inc.	46,468	1,017,649
	Garmin Ltd.	8,856	1,654,921
	Garrett Motion, Inc.	11,534	106,343
	General Motors Co.	90,575	4,097,613
*	Genesco, Inc.	800	15,520
	Gentex Corp.	32,760	713,513
*	Gentherm, Inc.	4,760	123,808
	Genuine Parts Co.	12,472	1,466,084
*	G-III Apparel Group Ltd.	9,986	251,847
*	Global Business Travel Group I	3,800	25,498
*	Good Times Restaurants, Inc.	4,704	9,173
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Goodyear Tire & Rubber Co.	35,081	$381,681
	Graham Holdings Co., Class B	645	593,432
*	Grand Canyon Education, Inc.	3,966	707,415
*	Green Brick Partners, Inc.	5,861	345,740
	Group 1 Automotive, Inc.	1,839	742,276
	Guess?, Inc.	5,802	65,273
	H&R Block, Inc.	12,911	779,437
	Hamilton Beach Brands Holding Co., Class A	1,000	19,800
*	Hanesbrands, Inc.	25,434	116,742
	Harley-Davidson, Inc.	13,670	306,481
	Hasbro, Inc.	13,016	805,690
	Haverty Furniture Cos., Inc. (HVT US)	3,679	66,811
*	Helen of Troy Ltd.	2,950	82,187
*	Hilton Grand Vacations, Inc.	9,683	325,639
	Hilton Worldwide Holdings, Inc.	6,100	1,375,428
	Home Depot, Inc.	34,233	12,340,654
	Hooker Furnishings Corp.	1,478	14,189
*	Hovnanian Enterprises, Inc., Class A	369	35,719
	Hyatt Hotels Corp., Class A	3,805	428,747
	Installed Building Products, Inc.	3,833	635,626
*	iRobot Corp.	1,136	2,783
	J Jill, Inc.	763	11,613
	Jack in the Box, Inc.	1,103	28,722
	JAKKS Pacific, Inc.	706	13,619
	Jerash Holdings U.S., Inc.	681	2,016
	Johnson Outdoors, Inc., Class A	1,404	32,053
	KB Home	9,866	533,060
#	Kohl's Corp.	13,574	90,946
	Kontoor Brands, Inc.	7,419	446,253
	Krispy Kreme, Inc.	13,223	54,214
	Lakeland Industries, Inc.	1,000	16,330
*	Lands' End, Inc.	2,914	25,876
*	Landsea Homes Corp.	3,823	23,320
*	Latham Group, Inc.	14,706	80,368

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Laureate Education, Inc.	25,916	$520,134
	La-Z-Boy, Inc.	8,766	346,257
	LCI Industries	2,916	224,765
	Lear Corp.	5,558	476,599
*	Legacy Housing Corp.	3,926	95,500
	Leggett & Platt, Inc.	7,426	71,438
	Lennar Corp. (LEN US), Class A	11,154	1,211,436
	Lennar Corp. (LENB US), Class B	699	72,256
	Levi Strauss & Co., Class A	9,340	149,533
*	LGI Homes, Inc.	2,381	130,026
*	Life Time Group Holdings, Inc.	19,907	610,349
	Lifetime Brands, Inc.	1,970	7,171
*	Lincoln Educational Services Corp.	3,900	65,910
*	Lindblad Expeditions Holdings, Inc.	4,594	40,611
	Lithia Motors, Inc.	2,660	778,742
	LKQ Corp.	19,740	754,265
*	Lovesac Co.	1,399	27,211
	Lowe's Cos., Inc.	6,441	1,439,950
#*	Lucid Group, Inc.	68,308	171,453
*	Lululemon Athletica, Inc.	10,058	2,723,405
	Macy's, Inc.	28,918	330,244
*	Malibu Boats, Inc., Class A	3,621	103,416
	Marine Products Corp.	839	7,048
*	MarineMax, Inc.	1,960	42,062
	Marriott International, Inc., Class A	1,749	417,276
	Marriott Vacations Worldwide Corp.	4,085	223,899
*	MasterCraft Boat Holdings, Inc.	1,200	19,728
*	Mattel, Inc.	33,042	525,037
	McDonald's Corp.	9,488	3,032,839
	Meritage Homes Corp.	6,570	447,680
*	Mister Car Wash, Inc.	13,333	91,464
*	Mobileye Global, Inc., Class A	6,631	96,680
*	Modine Manufacturing Co.	7,286	594,829
*	Mohawk Industries, Inc.	6,585	700,315
	Monro, Inc.	4,116	57,377
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Motorcar Parts of America, Inc.	2,184	$19,459
	Movado Group, Inc.	2,400	33,336
	Murphy USA, Inc.	2,038	1,016,086
	Nathan's Famous, Inc.	600	58,650
	NIKE, Inc., Class B	48,672	2,745,101
*	Norwegian Cruise Line Holdings Ltd.	46,686	748,377
*	NVR, Inc.	275	1,959,581
*	ODP Corp.	2,878	39,371
*	Ollie's Bargain Outlet Holdings, Inc.	7,308	775,452
	OneSpaWorld Holdings Ltd.	15,856	264,795
*	OneWater Marine, Inc., Class A	1,156	17,352
*	O'Reilly Automotive, Inc.	670	948,184
	Oxford Industries, Inc.	1,896	92,146
	Papa John's International, Inc.	2,371	81,871
	Patrick Industries, Inc.	4,646	357,649
	Penske Automotive Group, Inc.	6,155	958,149
	Perdoceo Education Corp.	10,364	260,344
*	Petco Health & Wellness Co., Inc.	16,353	48,241
	Phinia, Inc.	5,614	225,402
*	Planet Fitness, Inc., Class A	7,032	665,157
*	Playa Hotels & Resorts NV	572	7,676
	Polaris, Inc.	5,424	184,199
#	Pool Corp.	2,924	857,141
*	Portillo's, Inc., Class A	3,567	36,883
*	Potbelly Corp.	4,618	37,406
	PulteGroup, Inc.	24,354	2,498,233
	PVH Corp.	5,451	376,010
#*	QuantumScape Corp.	45,792	179,047
	Ralph Lauren Corp.	5,141	1,156,468
*	Revolve Group, Inc.	5,809	115,483
*	RH	1,471	270,708
#*	Rivian Automotive, Inc., Class A	78,852	1,077,118
	Rocky Brands, Inc.	402	8,599
	Ross Stores, Inc.	26,336	3,660,704
	Royal Caribbean Cruises Ltd.	23,406	5,030,183
*	Sabre Corp.	1,687	3,998

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sally Beauty Holdings, Inc.	14,484	$117,900
	Service Corp. International	17,753	1,418,465
*	Shake Shack, Inc., Class A	3,578	313,934
*	SharkNinja, Inc.	12,669	1,019,854
	Shoe Carnival, Inc.	5,946	103,341
#	Signet Jewelers Ltd.	8,025	475,883
*	Skechers USA, Inc., Class A	13,168	632,327
*	Sleep Number Corp.	6,099	47,511
*	Soho House & Co., Inc.	300	1,803
#	Somnigroup International, Inc.	18,249	1,114,284
	Sonic Automotive, Inc., Class A	4,084	247,980
*	Sonos, Inc.	12,142	111,828
	Standard Motor Products, Inc.	2,454	66,503
	Starbucks Corp.	13,206	1,057,140
	Steven Madden Ltd.	9,277	194,817
*	Stitch Fix, Inc., Class A	19,988	65,361
*	Stoneridge, Inc.	5,645	21,790
	Strategic Education, Inc.	5,466	445,916
*	Strattec Security Corp.	437	14,561
#*	Stride, Inc.	7,870	1,119,507
	Superior Group of Cos., Inc.	1,686	17,501
#*	Sweetgreen, Inc., Class A	13,058	254,370
	Tandy Leather Factory, Inc.	2,345	6,519
	Tapestry, Inc.	37,120	2,622,528
*	Taylor Morrison Home Corp.	18,726	1,073,936
*	Tesla, Inc.	23,117	6,522,693
#	Thor Industries, Inc.	5,523	399,976
*	Tile Shop Holdings, Inc.	8,472	48,036
	TJX Cos., Inc.	44,208	5,688,685
	Toll Brothers, Inc.	12,854	1,296,583
*	TopBuild Corp.	3,342	988,430
*	Topgolf Callaway Brands Corp.	15,000	99,150
	Tractor Supply Co.	29,175	1,476,838
	Travel & Leisure Co.	5,679	249,478
*	Tri Pointe Homes, Inc.	18,514	569,305
*	Ulta Beauty, Inc.	4,070	1,610,255
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Under Armour, Inc. (UA US), Class C	34,811	$189,372
*	Under Armour, Inc. (UAA US), Class A	7,257	41,510
*	Unifi, Inc.	2,302	11,717
*	United Parks & Resorts, Inc.	6,487	283,158
*	Universal Electronics, Inc.	1,080	5,238
*	Universal Technical Institute, Inc.	6,933	194,540
	Upbound Group, Inc.	8,566	170,463
*	Urban Outfitters, Inc.	15,120	798,034
	Vail Resorts, Inc.	2,773	386,002
*	Valvoline, Inc.	15,837	542,576
*	Vera Bradley, Inc.	3,191	6,222
	VF Corp.	34,113	405,262
*	Victoria's Secret & Co.	11,805	221,934
*	Visteon Corp.	3,195	253,012
*	Warby Parker, Inc., Class A	8,945	147,682
#	Wendy's Co.	24,810	310,125
	Weyco Group, Inc.	1,047	31,305
#	Whirlpool Corp.	5,978	456,002
	Williams-Sonoma, Inc.	6,233	962,812
	Wingstop, Inc.	2,296	605,891
	Winmark Corp.	350	126,004
	Winnebago Industries, Inc.	3,180	101,188
	Wolverine World Wide, Inc.	7,020	91,611
	Wyndham Hotels & Resorts, Inc.	9,110	777,083
*	YETI Holdings, Inc.	9,084	259,348
	Yum! Brands, Inc.	9,314	1,401,198
*	Zumiez, Inc.	1,507	17,632
TOTAL CONSUMER DISCRETIONARY			200,969,616
CONSUMER STAPLES — (6.1%)
	Albertsons Cos., Inc., Class A	58,312	1,281,698
	Alico, Inc.	1,900	54,226
	Andersons, Inc.	5,770	217,587
	Archer-Daniels-Midland Co.	23,060	1,101,115
	B&G Foods, Inc.	7,703	53,074
*	BellRing Brands, Inc.	13,094	1,010,071
#*	BJ's Wholesale Club Holdings, Inc.	18,829	2,213,537
	Bunge Global SA	12,980	1,021,786
	Calavo Growers, Inc.	2,336	64,520

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Cal-Maine Foods, Inc.	6,197	$578,614
	Campbell's Co.	21,551	785,749
	Casey's General Stores, Inc.	3,887	1,798,087
*	Celsius Holdings, Inc.	11,371	397,530
#*	Central Garden & Pet Co. (CENT US)	1,889	63,395
*	Central Garden & Pet Co. (CENTA US), Class A	10,697	316,310
*	Chefs' Warehouse, Inc.	5,711	325,356
	Clorox Co.	6,969	991,689
	Coca-Cola Co.	145,178	10,532,664
	Coca-Cola Consolidated, Inc.	951	1,289,375
	Colgate-Palmolive Co.	26,251	2,420,080
	Conagra Brands, Inc.	23,267	574,928
	Costco Wholesale Corp.	15,277	15,192,976
*	Coty, Inc., Class A	78,311	395,471
*	Darling Ingredients, Inc.	15,023	483,590
	Dole PLC	11,998	182,250
#	Dollar General Corp.	17,888	1,675,927
*	Dollar Tree, Inc.	18,233	1,490,912
	Edgewell Personal Care Co.	5,967	182,292
#*	elf Beauty, Inc.	1,825	112,913
	Energizer Holdings, Inc.	6,887	186,224
	Estee Lauder Cos., Inc., Class A	20,768	1,245,249
	Flowers Foods, Inc.	20,618	362,671
	Fresh Del Monte Produce, Inc.	6,820	231,948
*»	Fresh Market, Inc.	3,200	0
*	Freshpet, Inc.	4,228	310,927
	General Mills, Inc.	25,771	1,462,247
*	Grocery Outlet Holding Corp.	9,446	158,598
*	Hain Celestial Group, Inc.	6,001	18,243
*	Herbalife Ltd.	2,000	14,400
*	Honest Co., Inc.	12,352	59,166
	Hormel Foods Corp.	38,417	1,148,668
	Ingles Markets, Inc., Class A	2,804	172,979
	Ingredion, Inc.	8,097	1,075,444
#	Interparfums, Inc.	3,864	421,949
	J&J Snack Foods Corp.	1,979	256,459
	J.M. Smucker Co.	9,257	1,076,311
		Shares	Value†
CONSUMER STAPLES — (Continued)
	John B Sanfilippo & Son, Inc.	1,372	$90,922
	Kenvue, Inc.	95,362	2,250,543
	Keurig Dr. Pepper, Inc.	59,795	2,068,309
	Kimberly-Clark Corp.	15,718	2,071,318
	Kraft Heinz Co.	43,997	1,280,313
	Kroger Co.	79,338	5,728,997
*	Laird Superfood, Inc.	1,600	9,360
	Lamb Weston Holdings, Inc.	8,426	444,977
	Lancaster Colony Corp.	3,245	528,221
#	Lifevantage Corp.	2,233	27,622
*	Lifeway Foods, Inc.	2,012	47,644
	Limoneira Co.	1,403	21,087
*	Mama's Creations, Inc.	3,339	22,037
	McCormick & Co., Inc. (MKC US)	11,409	874,614
	McCormick & Co., Inc. (MKC/V US)	180	13,804
*	Medifast, Inc.	1,536	20,183
*	Mission Produce, Inc.	9,248	96,873
*	Monster Beverage Corp.	32,245	1,938,569
	National Beverage Corp.	7,302	324,209
	Natural Grocers by Vitamin Cottage, Inc.	2,911	146,016
	Natural Health Trends Corp.	2,028	10,059
*	Nature's Sunshine Products, Inc.	1,300	16,016
	Nu Skin Enterprises, Inc., Class A	949	6,007
	Oil-Dri Corp. of America	1,754	73,826
	PepsiCo, Inc.	51,823	7,026,162
	Pilgrim's Pride Corp.	13,041	711,778
*	Post Holdings, Inc.	7,992	904,455
	PriceSmart, Inc.	4,335	439,959
	Primo Brands Corp.	19,479	636,379
	Reynolds Consumer Products, Inc.	15,013	345,299
	Seaboard Corp.	96	248,254
*	Seneca Foods Corp. (SENEA US), Class A	1,000	89,690
*»	Seneca Foods Corp. (SENEB US), Class B	302	27,130

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Simply Good Foods Co.	12,954	$467,769
	SpartanNash Co.	4,706	93,367
	Spectrum Brands Holdings, Inc.	5,196	327,868
#*	Sprouts Farmers Market, Inc.	16,988	2,904,948
	Sysco Corp.	30,963	2,210,758
	Target Corp.	22,217	2,148,384
	Tootsie Roll Industries, Inc.	5,242	167,744
*	TreeHouse Foods, Inc.	5,903	137,481
	Tyson Foods, Inc., Class A	16,052	983,024
*	U.S. Foods Holding Corp.	31,803	2,088,185
*	United Natural Foods, Inc.	9,622	257,004
	United-Guardian, Inc.	2,622	20,740
*	USANA Health Sciences, Inc.	2,400	67,416
	Utz Brands, Inc.	5,589	74,278
	Village Super Market, Inc., Class A	770	28,375
*	Vita Coco Co., Inc.	7,460	246,553
*	Vital Farms, Inc.	4,758	162,914
	Walgreens Boots Alliance, Inc.	22,750	249,567
	Walmart, Inc.	125,282	12,183,674
	WD-40 Co.	1,559	356,013
	Weis Markets, Inc.	4,404	378,700
#	WK Kellogg Co.	7,986	143,189
*	Zevia PBC, Class A	6,596	14,907
TOTAL CONSUMER STAPLES			109,262,695
ENERGY — (1.9%)
	Archrock, Inc.	27,974	658,228
	Aris Water Solutions, Inc., Class A	5,310	132,538
#	Atlas Energy Solutions, Inc.	13,825	187,052
	Baker Hughes Co.	71,609	2,534,959
*	Bristow Group, Inc.	3,445	100,043
	Cactus, Inc., Class A	5,931	225,022
*	Centrus Energy Corp., Class A	3,218	222,975
	Cheniere Energy, Inc.	16,062	3,712,089
#	Core Laboratories, Inc.	6,595	74,985
	CVR Energy, Inc.	10,474	197,540
	Delek U.S. Holdings, Inc.	7,720	100,514
		Shares	Value†
ENERGY — (Continued)
*	DMC Global, Inc.	2,624	$17,030
	Energy Services of America Corp.	1,620	13,851
	Epsilon Energy Ltd.	14,303	100,550
	Evolution Petroleum Corp.	4,751	19,907
	Excelerate Energy, Inc., Class A	2,693	68,887
*	Expro Group Holdings NV	11,434	94,559
	FutureFuel Corp.	3,578	14,706
*	Green Plains, Inc.	4,083	14,617
*	Gulf Island Fabrication, Inc.	11,379	81,360
	Halliburton Co.	50,992	1,010,661
*	Helix Energy Solutions Group, Inc.	21,313	129,796
	Helmerich & Payne, Inc.	11,350	214,402
	HF Sinclair Corp.	20,211	607,745
*	Innovex International, Inc.	2,594	39,169
	Kinetik Holdings, Inc.	2,731	112,900
	Kodiak Gas Services, Inc.	7,584	257,932
	Liberty Energy, Inc.	23,741	273,021
*	Mammoth Energy Services, Inc.	3,046	7,706
	Marathon Petroleum Corp.	14,554	1,999,865
*	MIND Technology, Inc.	2,772	18,600
*	Nabors Industries Ltd.	580	15,567
*	Natural Gas Services Group, Inc.	1,338	24,044
#	New Fortress Energy, Inc.	24,882	135,109
	Noble Corp. PLC	13,259	288,251
	NOV, Inc.	40,744	473,038
*	NPK International, Inc.	14,184	81,984
*	Oceaneering International, Inc.	22,527	399,854
*	Oil States International, Inc.	8,483	29,775
	ONEOK, Inc.	34,473	2,832,302
*	Par Pacific Holdings, Inc.	7,346	105,195
	Patterson-UTI Energy, Inc.	6,487	36,587
	PBF Energy, Inc., Class A	12,005	206,246
	Phillips 66	20,283	2,110,649
	PHX Minerals, Inc.	8,160	31,253

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	ProFrac Holding Corp., Class A	2,646	$10,981
*	ProPetro Holding Corp.	14,964	74,521
	Ranger Energy Services, Inc., Class A	700	7,763
*	REX American Resources Corp.	2,810	111,613
	RPC, Inc.	26,585	125,747
	Schlumberger NV	113,688	3,780,126
*	Seadrill Ltd.	6,995	143,677
	Select Water Solutions, Inc.	18,142	154,570
	Sitio Royalties Corp., Class A	8,001	135,697
	Solaris Energy Infrastructure, Inc.	4,135	87,414
*	Stabilis Solutions, Inc.	600	3,492
*††	Strongbridge Biopharma	6,381	0
	Targa Resources Corp.	16,402	2,803,102
	TechnipFMC PLC	63,942	1,801,246
	Teekay Corp. Ltd.	14,083	101,538
	Teekay Tankers Ltd., Class A	1,224	52,106
*	TETRA Technologies, Inc.	20,544	58,550
	Texas Pacific Land Corp.	1,493	1,924,283
#*	Transocean Ltd.	88,233	187,936
*	Uranium Energy Corp.	41,992	220,458
*	Valaris Ltd.	6,921	223,618
	Valero Energy Corp.	17,983	2,087,646
	Weatherford International PLC	7,101	293,981
	World Kinect Corp.	7,079	177,612
TOTAL ENERGY			34,580,740
FINANCIALS — (19.4%)
	1st Source Corp.	4,346	260,543
*	Acacia Research Corp.	3,887	12,011
	Acadian Asset Management, Inc.	5,920	159,485
	ACNB Corp.	719	30,133
	Affiliated Managers Group, Inc.	5,675	939,950
	Affinity Bancshares, Inc.	836	15,349
*	Affirm Holdings, Inc.	12,631	628,519
		Shares	Value†
FINANCIALS — (Continued)
	Aflac, Inc.	23,560	$2,560,501
	Alerus Financial Corp.	296	5,884
	Allstate Corp.	12,199	2,420,160
	Ally Financial, Inc.	35,484	1,158,907
	Amalgamated Financial Corp.	6,957	195,909
*	Ambac Financial Group, Inc.	6,317	50,410
	Amerant Bancorp, Inc.	4,494	75,679
	American Coastal Insurance Corp.	2,127	24,312
	American Express Co.	24,847	6,619,489
	American Financial Group, Inc.	9,291	1,176,798
	American International Group, Inc.	31,687	2,583,124
	Ameriprise Financial, Inc.	8,383	3,948,561
	Ameris Bancorp	9,907	580,550
	AMERISAFE, Inc.	2,501	116,272
	AmeriServ Financial, Inc.	300	723
	Ames National Corp.	629	10,919
	Aon PLC, Class A	5,340	1,894,579
	Apollo Global Management, Inc.	8,763	1,195,974
	Arch Capital Group Ltd.	21,896	1,985,529
	ARES Management Corp., Class A	3,884	592,427
	Arrow Financial Corp.	2,582	63,336
	Arthur J Gallagher & Co.	4,120	1,321,243
	Artisan Partners Asset Management, Inc., Class A	9,113	336,999
	Associated Banc-Corp.	17,195	379,322
	Assurant, Inc.	5,558	1,071,249
	Assured Guaranty Ltd.	7,136	626,041
	Atlantic Union Bankshares Corp.	23,470	650,119
*	Atlanticus Holdings Corp.	1,700	93,194
	Auburn National BanCorp, Inc.	506	9,958
*	AvidXchange Holdings, Inc.	19,523	158,722
	Axis Capital Holdings Ltd.	14,024	1,350,792

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Axos Financial, Inc.	8,231	$522,504
*	Baldwin Insurance Group, Inc.	6,123	254,839
	Banc of California, Inc.	20,030	270,004
	BancFirst Corp.	5,329	627,863
*	Bancorp, Inc.	11,054	534,019
	Bank First Corp.	239	26,094
	Bank of America Corp.	191,203	7,625,176
	Bank of Hawaii Corp.	5,737	379,273
	Bank of Marin Bancorp	927	19,022
	Bank of New York Mellon Corp.	37,803	3,039,739
	Bank of NT Butterfield & Son Ltd.	4,506	181,051
	Bank of the James Financial Group, Inc.	1,236	16,711
	Bank OZK	18,352	781,795
	Bank7 Corp.	1,736	63,190
	BankFinancial Corp.	2,924	35,936
	BankUnited, Inc.	8,806	288,044
	Bankwell Financial Group, Inc.	700	23,737
	Banner Corp.	5,895	360,420
	Bar Harbor Bankshares	1,390	41,200
	BayCom Corp.	742	19,299
	BCB Bancorp, Inc.	1,023	8,409
	Berkshire Hills Bancorp, Inc.	6,234	154,790
	BGC Group, Inc., Class A	49,135	445,163
	Blackrock, Inc.	3,651	3,337,963
	Blackstone, Inc.	11,010	1,450,127
*	Block, Inc.	20,624	1,205,885
*	Blue Foundry Bancorp	2,607	24,349
*	Blue Ridge Bankshares, Inc.	549	1,883
	BOK Financial Corp.	9,387	874,587
	Bread Financial Holdings, Inc.	7,310	346,860
*	Bridgewater Bancshares, Inc.	3,552	54,665
*	Brighthouse Financial, Inc.	9,622	560,193
	Brookline Bancorp, Inc.	9,931	103,680
	Brown & Brown, Inc.	13,262	1,466,777
		Shares	Value†
FINANCIALS — (Continued)
	Burke & Herbert Financial Services Corp.	812	$45,399
	Business First Bancshares, Inc.	3,511	80,929
*	BV Financial, Inc.	732	11,236
	Byline Bancorp, Inc.	5,176	132,195
	C&F Financial Corp.	500	32,385
	Cadence Bank	25,145	735,743
*	California BanCorp	1,165	16,275
	Camden National Corp.	3,149	121,300
*	Cantaloupe, Inc.	8,673	69,384
	Capital Bancorp, Inc.	758	23,945
	Capital City Bank Group, Inc.	2,300	84,042
	Capital One Financial Corp.	14,160	2,552,482
	Capitol Federal Financial, Inc.	17,901	101,499
	Carlyle Group, Inc.	20,661	798,341
*	Carter Bankshares, Inc.	2,267	34,708
	Cass Information Systems, Inc.	1,795	73,128
	Cathay General Bancorp	11,277	470,138
	CB Financial Services, Inc.	824	23,632
	Cboe Global Markets, Inc.	4,819	1,068,854
	Central Pacific Financial Corp.	5,527	141,989
	CF Bankshares, Inc.	840	19,303
	Charles Schwab Corp.	46,611	3,794,135
	Chemung Financial Corp.	400	17,736
	ChoiceOne Financial Services, Inc.	447	12,708
	Chubb Ltd.	11,212	3,207,529
	Cincinnati Financial Corp.	8,325	1,158,923
	Citigroup, Inc.	51,458	3,518,698
	Citizens & Northern Corp.	1,891	36,402
	Citizens Community Bancorp, Inc.	816	12,093
	Citizens Financial Group, Inc.	30,251	1,115,959
	City Holding Co.	2,529	293,035
	Civista Bancshares, Inc.	1,100	24,761
	CME Group, Inc.	6,383	1,768,602

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CNB Financial Corp.	2,238	$49,124
	CNO Financial Group, Inc.	8,350	316,799
*	Coastal Financial Corp.	1,994	163,807
	Cohen & Steers, Inc.	7,636	582,780
*	Coinbase Global, Inc., Class A	12,989	2,635,338
	Colony Bankcorp, Inc.	790	12,261
	Columbia Banking System, Inc.	4,004	89,770
*	Columbia Financial, Inc.	12,517	168,604
	Comerica, Inc.	9,560	513,850
	Commerce Bancshares, Inc.	15,543	944,082
	Community Financial System, Inc.	5,705	311,436
	Community Trust Bancorp, Inc.	3,416	167,247
	Community West Bancshares	1,784	31,220
	ConnectOne Bancorp, Inc.	4,235	95,415
*	Consumer Portfolio Services, Inc.	4,008	36,994
	Corebridge Financial, Inc.	53,762	1,592,968
*	Corpay, Inc.	6,456	2,100,589
	Crawford & Co. (CRD/A US), Class A	2,549	28,345
	Crawford & Co. (CRD/B US), Class B	3,450	36,846
*	Credit Acceptance Corp.	1,774	864,683
	Cullen/Frost Bankers, Inc.	6,459	752,280
*	Customers Bancorp, Inc.	5,789	289,450
	CVB Financial Corp.	14,932	276,839
*	Dave, Inc.	1,716	162,711
	Diamond Hill Investment Group, Inc.	340	42,833
	DigitalBridge Group, Inc.	15,432	129,629
	Dime Community Bancshares, Inc.	5,618	144,326
	Discover Financial Services	18,555	3,389,442
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc. (DGICA US), Class A	5,426	$104,993
*	Donnelley Financial Solutions, Inc.	5,910	284,862
	Eagle Bancorp Montana, Inc.	700	12,180
	Eagle Bancorp, Inc.	4,278	76,790
	East West Bancorp, Inc.	16,498	1,411,404
	Eastern Bankshares, Inc.	7,722	115,212
*	eHealth, Inc.	1,615	8,979
	Employers Holdings, Inc.	4,714	229,053
	Enact Holdings, Inc.	7,302	261,339
*	Encore Capital Group, Inc.	3,038	104,507
*	Enova International, Inc.	5,833	535,411
	Enterprise Bancorp, Inc.	536	19,939
	Enterprise Financial Services Corp.	6,138	319,299
	Equitable Holdings, Inc.	46,606	2,304,667
	Equity Bancshares, Inc., Class A	2,425	93,338
#	Erie Indemnity Co., Class A	1,518	544,385
	Esquire Financial Holdings, Inc.	1,120	92,870
	ESSA Bancorp, Inc.	1,600	29,600
	Essent Group Ltd.	16,067	914,694
*	Euronet Worldwide, Inc.	5,225	517,798
	Evans Bancorp, Inc.	100	3,845
	Evercore, Inc., Class A	3,691	757,725
	Everest Group Ltd.	3,312	1,188,445
	EVERTEC, Inc.	11,376	386,101
#*	EZCORP, Inc., Class A	8,301	135,887
	F&G Annuities & Life, Inc.	3,005	104,604
	FactSet Research Systems, Inc.	3,331	1,439,725
	Farmers & Merchants Bancorp, Inc.	978	25,594
	Farmers National Banc Corp.	4,026	52,499
	FB Financial Corp.	8,032	341,842

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp. (AGM US), Class C	1,502	$263,346
	Federated Hermes, Inc.	15,549	631,445
	Fidelis Insurance Holdings Ltd.	8,647	141,378
	Fidelity D&D Bancorp, Inc.	535	21,657
	Fidelity National Financial, Inc.	22,945	1,469,627
	Fidelity National Information Services, Inc.	33,627	2,652,498
	Fifth Third Bancorp	41,462	1,490,144
	Financial Institutions, Inc.	2,921	74,164
	Finward Bancorp	365	11,191
*	Finwise Bancorp	1,129	17,071
	First American Financial Corp.	12,730	774,111
	First BanCorp	36,242	711,793
	First Bancorp, Inc.	1,481	36,181
	First Bancorp/Southern Pines NC	7,528	304,583
	First Bank	916	13,172
	First Busey Corp.	12,743	264,927
	First Business Financial Services, Inc.	989	47,610
	First Capital, Inc.	510	23,006
	First Citizens BancShares, Inc., Class A	836	1,487,361
	First Commonwealth Financial Corp.	19,240	294,757
	First Community Bankshares, Inc.	3,590	135,271
	First Community Corp.	2,429	57,082
	First Financial Bancorp	24,442	565,832
	First Financial Bankshares, Inc.	15,209	509,654
	First Financial Corp.	2,421	119,597
*»	First Financial Northwest, Inc.	720	864
	First Hawaiian, Inc.	9,192	210,129
	First Horizon Corp.	71,727	1,296,824
	First Internet Bancorp	637	13,543
		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	6,609	$173,123
	First Merchants Corp.	8,183	291,642
	First Mid Bancshares, Inc.	2,802	93,671
	First National Corp.	673	13,124
	First of Long Island Corp.	2,484	28,616
	First Savings Financial Group, Inc.	516	13,746
	First U.S. Bancshares, Inc.	1,038	12,975
	First United Corp.	1,505	44,804
*	First Western Financial, Inc.	1,204	25,392
	FirstCash Holdings, Inc.	6,303	844,350
*	Firstsun Capital Bancorp	599	20,959
*	Fiserv, Inc.	16,167	2,983,943
#	Five Star Bancorp	1,778	49,215
	Flagstar Financial, Inc.	26,093	305,549
	Flushing Financial Corp.	5,263	62,998
	FNB Corp.	64,949	850,182
	Franklin Financial Services Corp.	385	14,861
#	Franklin Resources, Inc.	28,998	544,003
	FS Bancorp, Inc.	850	33,235
	Fulton Financial Corp.	21,837	364,241
*	FVCBankcorp, Inc.	1,089	12,436
	GCM Grosvenor, Inc., Class A	2,754	34,535
*	Genworth Financial, Inc.	46,605	319,710
	German American Bancorp, Inc.	5,088	192,886
	Glacier Bancorp, Inc.	13,400	546,184
	Glen Burnie Bancorp	1,200	6,300
	Global Payments, Inc.	8,933	681,677
	Globe Life, Inc.	10,231	1,261,892
	Goldman Sachs Group, Inc.	10,045	5,500,140
	Goosehead Insurance, Inc., Class A	1,923	186,935
	Great Southern Bancorp, Inc.	2,505	137,775
*	Green Dot Corp., Class A	5,362	44,880
	Greene County Bancorp, Inc.	1,200	26,700

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Greenlight Capital Re Ltd., Class A	3,313	$43,450
	Guaranty Bancshares, Inc.	1,320	52,087
#	Hamilton Lane, Inc., Class A	4,429	684,236
	Hancock Whitney Corp.	12,778	665,606
	Hanmi Financial Corp.	6,753	154,441
	Hanover Bancorp, Inc.	118	2,736
	Hanover Insurance Group, Inc.	5,119	850,266
	HarborOne Bancorp, Inc.	7,463	84,481
	Hartford Insurance Group, Inc.	30,878	3,787,804
	Hawthorn Bancshares, Inc.	933	27,542
	HBT Financial, Inc.	2,197	50,916
	HCI Group, Inc.	1,487	217,548
	Heritage Commerce Corp.	6,696	60,532
	Heritage Financial Corp.	3,262	74,439
*	Heritage Global, Inc.	650	1,313
*	Heritage Insurance Holdings, Inc.	1,200	22,680
	Hilltop Holdings, Inc.	12,037	355,453
#	Hingham Institution For Savings	290	72,372
*	Hippo Holdings, Inc.	2,763	63,881
	Home Bancorp, Inc.	1,154	58,092
	Home BancShares, Inc.	30,476	845,709
	Home Federal Bancorp, Inc. of Louisiana	208	2,681
*	HomeStreet, Inc.	439	4,987
	HomeTrust Bancshares, Inc.	3,038	103,717
	Hope Bancorp, Inc.	16,744	166,938
	Horace Mann Educators Corp.	6,034	250,652
	Horizon Bancorp, Inc.	6,336	93,013
	Houlihan Lokey, Inc.	6,126	992,902
	Huntington Bancshares, Inc.	98,130	1,425,829
	Independent Bank Corp. (IBCP US)	4,359	132,775
	Independent Bank Corp. (INDB US)	4,394	259,641
		Shares	Value†
FINANCIALS — (Continued)
	Interactive Brokers Group, Inc., Class A	990	$170,132
	Intercontinental Exchange, Inc.	11,802	1,982,382
	International Bancshares Corp.	10,585	646,108
*	International Money Express, Inc.	2,646	32,863
	Invesco Ltd.	39,558	551,043
	Investar Holding Corp.	909	17,389
	Investors Title Co.	166	38,378
	Jack Henry & Associates, Inc.	9,054	1,570,235
	Jackson Financial, Inc., Class A	9,942	774,581
	Janus Henderson Group PLC	26,159	868,740
	Jefferies Financial Group, Inc.	24,349	1,137,829
	JPMorgan Chase & Co.	96,524	23,611,701
	Kearny Financial Corp.	8,353	52,290
	Kemper Corp.	7,256	428,975
*	Kentucky First Federal Bancorp	682	1,671
	KeyCorp	73,384	1,089,019
*	Kingstone Cos., Inc.	3,700	62,900
	Kinsale Capital Group, Inc.	2,027	882,272
	KKR & Co., Inc.	15,755	1,800,324
	Lake Shore Bancorp, Inc.	170	2,506
	Lakeland Financial Corp.	4,557	253,688
	Landmark Bancorp, Inc.	728	20,537
	Lazard, Inc.	12,247	476,408
	LCNB Corp.	700	10,514
*	LendingClub Corp.	13,416	131,074
*	LendingTree, Inc.	2,700	139,293
	Lincoln National Corp.	21,545	686,639
	Live Oak Bancshares, Inc.	4,756	124,322
	Loews Corp.	16,173	1,404,302
	LPL Financial Holdings, Inc.	6,551	2,094,944
	M&T Bank Corp.	9,279	1,575,203
	Magyar Bancorp, Inc.	1,027	14,152
	MainStreet Bancshares, Inc.	550	10,516

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Markel Group, Inc.	744	$1,353,038
	MarketAxess Holdings, Inc.	1,931	427,890
*	Marqeta, Inc., Class A	45,305	189,375
	Marsh & McLennan Cos., Inc.	14,875	3,353,866
	Mastercard, Inc., Class A	28,039	15,367,054
	Mercantile Bank Corp.	2,926	123,799
	Merchants Bancorp	5,547	166,854
	Mercury General Corp.	7,544	418,089
	Meridian Corp.	2,200	29,700
	MetLife, Inc.	42,429	3,197,874
	Metrocity Bankshares, Inc.	2,733	75,349
*	Metropolitan Bank Holding Corp.	1,696	105,033
	MGIC Investment Corp.	42,161	1,050,231
#	Mid Penn Bancorp, Inc.	1,037	30,125
	Middlefield Banc Corp.	507	13,147
	Midland States Bancorp, Inc.	3,115	50,712
	MidWestOne Financial Group, Inc.	2,900	80,446
	Moelis & Co., Class A	6,667	357,218
	Moody's Corp.	4,237	1,919,869
	Morgan Stanley	41,746	4,818,323
	Morningstar, Inc.	3,451	982,569
*	Mr. Cooper Group, Inc.	14,074	1,674,947
	MSCI, Inc.	1,940	1,057,513
	MVB Financial Corp.	1,500	25,590
	Nasdaq, Inc.	26,124	1,990,910
	National Bank Holdings Corp., Class A	7,228	261,365
	National Bankshares, Inc.	518	13,349
	Navient Corp.	23,939	296,365
	NBT Bancorp, Inc.	8,266	349,982
*	NCR Atleos Corp.	12,026	335,766
	Nelnet, Inc., Class A	3,729	395,610
*	NerdWallet, Inc., Class A	5,234	46,897
*	NI Holdings, Inc.	1,752	21,900
	Nicolet Bankshares, Inc.	2,562	299,267
*	NMI Holdings, Inc.	11,846	428,470
		Shares	Value†
FINANCIALS — (Continued)
	Northeast Bank	772	$63,937
	Northeast Community Bancorp, Inc.	1,235	28,109
	Northern Trust Corp.	15,041	1,413,553
	Northfield Bancorp, Inc.	4,776	50,387
	Northrim BanCorp, Inc.	900	72,261
	Northwest Bancshares, Inc.	16,622	205,282
	Oak Valley Bancorp	1,680	44,016
	OceanFirst Financial Corp.	13,247	219,370
	OFG Bancorp	9,654	379,885
*	Old Market Capital Corp.	801	4,574
	Old National Bancorp	43,118	887,800
	Old Point Financial Corp.	421	16,352
	Old Republic International Corp.	33,486	1,259,074
	Old Second Bancorp, Inc.	5,387	85,061
	OneMain Holdings, Inc.	17,435	820,665
*	Onity Group, Inc.	1,900	71,269
	OP Bancorp	1,874	24,062
*	Open Lending Corp.	11,552	14,324
*	Oportun Financial Corp.	5,989	30,664
	Oppenheimer Holdings, Inc., Class A	2,271	134,012
*	OptimumBank Holdings, Inc.	2,800	12,124
	Orange County Bancorp, Inc.	434	10,299
	Origin Bancorp, Inc.	3,487	111,724
	Orrstown Financial Services, Inc.	1,462	43,816
*	Oscar Health, Inc., Class A	20,828	270,972
*	Oxbridge Re Holdings Ltd.	1,220	1,659
	Pacific Premier Bancorp, Inc.	9,877	200,898
*	Palomar Holdings, Inc.	3,351	485,962
	Park National Corp.	2,477	371,798
	Parke Bancorp, Inc.	944	17,794
	Pathward Financial, Inc.	5,524	438,440
*	Paymentus Holdings, Inc., Class A	4,088	132,697

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Payoneer Global, Inc.	30,740	$216,102
*	PayPal Holdings, Inc.	35,710	2,351,146
	PCB Bancorp	783	15,355
	Peapack-Gladstone Financial Corp.	2,762	76,452
	Penns Woods Bancorp, Inc.	454	13,270
	PennyMac Financial Services, Inc.	7,216	703,127
	Peoples Bancorp of North Carolina, Inc.	800	22,096
	Peoples Bancorp, Inc.	6,903	200,256
	Peoples Financial Services Corp.	400	17,288
	Pinnacle Financial Partners, Inc.	9,208	923,010
*	Pioneer Bancorp, Inc.	1,077	12,084
	Piper Sandler Cos.	2,600	626,912
	PJT Partners, Inc., Class A	1,669	236,514
	Plumas Bancorp	618	27,248
	PNC Financial Services Group, Inc.	10,831	1,740,433
*	Ponce Financial Group, Inc.	1,534	19,743
	Popular, Inc.	9,157	873,761
*	PRA Group, Inc.	4,169	76,293
	Preferred Bank	2,056	164,192
	Primerica, Inc.	4,637	1,215,219
	Primis Financial Corp.	1,500	12,360
	Princeton Bancorp, Inc.	613	18,684
	Principal Financial Group, Inc.	21,023	1,558,855
*	ProAssurance Corp.	8,341	193,595
	PROG Holdings, Inc.	7,851	206,952
	Progressive Corp.	14,752	4,156,229
	Prosperity Bancshares, Inc.	9,903	672,414
*	Provident Bancorp, Inc.	1,022	11,344
	Provident Financial Holdings, Inc.	1,300	19,513
	Provident Financial Services, Inc.	10,286	168,382
	Prudential Financial, Inc.	17,208	1,767,434
	QCR Holdings, Inc.	2,992	194,330
	Radian Group, Inc.	20,031	639,790
	Raymond James Financial, Inc.	13,610	1,865,114
	RBB Bancorp	2,116	32,967
		Shares	Value†
FINANCIALS — (Continued)
	Red River Bancshares, Inc.	800	$42,160
	Regional Management Corp.	1,515	49,889
	Regions Financial Corp.	63,594	1,297,954
	Reinsurance Group of America, Inc.	6,078	1,138,470
*	Remitly Global, Inc.	10,911	220,620
	RenaissanceRe Holdings Ltd.	6,064	1,467,064
	Renasant Corp.	11,604	372,140
*	Repay Holdings Corp.	7,678	30,712
	Republic Bancorp, Inc., Class A	3,438	233,268
*	Rhinebeck Bancorp, Inc.	1,100	11,990
	Richmond Mutual BanCorp, Inc.	807	11,322
	Riverview Bancorp, Inc.	100	632
	RLI Corp.	12,572	930,454
*	Robinhood Markets, Inc., Class A	45,283	2,223,848
#	Rocket Cos., Inc., Class A	3,417	44,113
*	Root, Inc., Class A	555	77,517
	S&P Global, Inc.	5,091	2,545,755
	S&T Bancorp, Inc.	7,189	261,967
	Safety Insurance Group, Inc.	2,330	178,245
	SB Financial Group, Inc.	1,000	19,440
	Seacoast Banking Corp. of Florida	10,594	251,184
*	Security National Financial Corp., Class A	3,608	36,946
	SEI Investments Co.	15,022	1,176,072
	Selective Insurance Group, Inc.	8,732	761,692
*	Selectquote, Inc.	23,909	75,792
	ServisFirst Bancshares, Inc.	7,036	501,104
#*	Shift4 Payments, Inc., Class A	7,419	606,874
	Shore Bancshares, Inc.	2,792	38,613
	Sierra Bancorp	1,944	51,438
	Silvercrest Asset Management Group, Inc., Class A	800	12,240

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	20,047	$374,077
*	SiriusPoint Ltd.	5,989	100,615
*	Skyward Specialty Insurance Group, Inc.	3,270	173,604
	SLM Corp.	41,993	1,214,018
	SmartFinancial, Inc.	1,389	42,253
#*	SoFi Technologies, Inc.	65,071	814,038
	Sound Financial Bancorp, Inc.	600	30,462
	South Plains Financial, Inc.	1,322	44,565
*	Southern First Bancshares, Inc.	700	24,857
	Southern Missouri Bancorp, Inc.	1,213	63,864
	Southern States Bancshares, Inc.	448	14,968
	Southside Bancshares, Inc.	3,772	106,333
	SouthState Corp.	12,388	1,075,031
	SR Bancorp, Inc.	874	11,467
	State Street Corp.	17,636	1,553,732
	Stellar Bancorp, Inc.	4,848	121,006
	StepStone Group, Inc., Class A	2,774	138,728
	Stewart Information Services Corp.	4,362	285,624
	Stifel Financial Corp.	11,171	957,243
	Stock Yards Bancorp, Inc.	3,713	270,269
*	StoneX Group, Inc.	7,800	690,807
	SWK Holdings Corp.	730	10,286
	Synchrony Financial	34,918	1,813,990
	Synovus Financial Corp.	21,201	918,427
	T. Rowe Price Group, Inc.	11,159	988,129
*	Texas Capital Bancshares, Inc.	6,742	459,467
	TFS Financial Corp.	13,213	171,241
*	Third Coast Bancshares, Inc.	582	17,344
	Timberland Bancorp, Inc.	500	15,370
	Tiptree, Inc.	5,339	119,113
*	Toast, Inc., Class A	8,037	285,956
	Tompkins Financial Corp.	2,047	122,001
	Towne Bank	9,679	318,923
		Shares	Value†
FINANCIALS — (Continued)
	Tradeweb Markets, Inc., Class A	4,604	$636,733
	Travelers Cos., Inc.	21,083	5,568,653
	TriCo Bancshares	5,850	225,693
*	Triumph Financial, Inc.	3,989	213,092
	Truist Financial Corp.	48,126	1,845,151
*	Trupanion, Inc.	4,699	171,983
	TrustCo Bank Corp.	2,732	83,189
	Trustmark Corp.	12,421	416,725
	U.S. Bancorp	43,377	1,749,828
	UMB Financial Corp.	10,605	1,002,915
	United Bancorp, Inc.	685	8,528
	United Bancshares, Inc.	436	11,759
	United Bankshares, Inc.	34,957	1,198,676
	United Community Banks, Inc.	13,167	363,541
	United Fire Group, Inc.	4,360	120,641
	United Security Bancshares	402	3,578
	Unity Bancorp, Inc.	471	19,499
	Universal Insurance Holdings, Inc.	4,600	111,504
	Univest Financial Corp.	7,001	206,810
	Unum Group	27,292	2,119,497
	USCB Financial Holdings, Inc.	1,231	20,878
	Valley National Bancorp	61,320	527,352
	Value Line, Inc.	213	8,712
*	Velocity Financial, Inc.	3,071	54,879
	Veritex Holdings, Inc.	6,725	156,558
	Victory Capital Holdings, Inc., Class A	6,090	348,896
	Virtu Financial, Inc., Class A	12,280	480,762
	Virtus Investment Partners, Inc.	822	126,251
	Visa, Inc., Class A	59,315	20,493,333
	Voya Financial, Inc.	12,824	759,181
	W.R. Berkley Corp.	17,455	1,251,349
	WaFd, Inc.	13,049	372,288
	Walker & Dunlop, Inc.	5,376	411,479
	Washington Trust Bancorp, Inc.	3,552	98,035
	Waterstone Financial, Inc.	4,026	48,715

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	18,016	$852,157
	Wells Fargo & Co.	99,238	7,046,890
	WesBanco, Inc.	15,058	448,427
	West BanCorp, Inc.	1,799	34,910
	Westamerica BanCorp	3,601	174,396
	Western Alliance Bancorp	9,644	672,283
	Western New England Bancorp, Inc.	3,241	29,914
	Western Union Co.	32,251	319,607
*	WEX, Inc.	4,244	553,290
	White Mountains Insurance Group Ltd.	520	919,074
	William Penn Bancorp	965	11,889
	Willis Towers Watson PLC	6,939	2,135,824
	Wintrust Financial Corp.	9,293	1,033,103
	WisdomTree, Inc.	27,166	236,344
*	World Acceptance Corp.	1,196	154,428
	WSFS Financial Corp.	9,479	488,642
	Zions Bancorp NA	17,665	794,395
TOTAL FINANCIALS			349,466,163
HEALTH CARE — (4.7%)
††	Abiomed, Inc.	1,121	17,499
*	Acadia Healthcare Co., Inc.	9,094	212,800
*	ACADIA Pharmaceuticals, Inc.	18,802	274,509
*	AdaptHealth Corp.	20,092	170,983
*	Addus HomeCare Corp.	2,688	281,030
*	ADMA Biologics, Inc.	29,639	705,408
††	Albireo Pharma, Inc.	2,691	15,635
*	Align Technology, Inc.	1,873	324,591
*	Alkermes PLC	15,985	459,888
*	Amedisys, Inc.	700	66,430
*	American Shared Hospital Services	2,300	6,210
*	AMN Healthcare Services, Inc.	4,567	93,304
*	AngioDynamics, Inc.	4,532	42,102
*	Anika Therapeutics, Inc.	2,097	30,469
		Shares	Value†
HEALTH CARE — (Continued)
*	Arcturus Therapeutics Holdings, Inc.	4,003	$51,278
*	Arcus Biosciences, Inc.	8,959	78,391
*	Artivion, Inc.	5,963	141,263
*	Arvinas, Inc.	8,559	82,338
*	Astrana Health, Inc.	4,906	152,920
*	Atea Pharmaceuticals, Inc.	5,020	14,809
*	AtriCure, Inc.	5,492	164,266
*	aTyr Pharma, Inc.	7,570	26,268
*	Aura Biosciences, Inc.	2,600	15,158
*	Avanos Medical, Inc.	5,968	74,898
*	Avantor, Inc.	46,017	597,761
*	Axogen, Inc.	3,119	50,746
*	Azenta, Inc.	5,399	142,210
	Baxter International, Inc.	36,019	1,122,712
*	Beam Therapeutics, Inc.	5,981	119,201
*	BioLife Solutions, Inc.	6,025	145,263
*	Biote Corp., Class A	2,427	8,082
*	Bioventus, Inc., Class A	11,160	81,580
*	Boston Scientific Corp.	34,401	3,538,831
*	Brookdale Senior Living, Inc.	32,479	213,062
	Bruker Corp.	14,778	592,007
	Cardinal Health, Inc.	11,318	1,599,120
*	CareDx, Inc.	6,401	108,049
*	Castle Biosciences, Inc.	4,119	82,586
*	Catalyst Pharmaceuticals, Inc.	13,481	327,453
	Cencora, Inc.	9,994	2,924,944
*	Centene Corp.	23,646	1,415,213
*	Certara, Inc.	20,394	282,661
	Chemed Corp.	1,762	1,024,621
††	Chinook Therapeutics, Inc.	7,288	14,576
*	Codexis, Inc.	4,453	10,242
*	Collegium Pharmaceutical, Inc.	6,381	172,255
	Concentra Group Holdings Parent, Inc.	16,920	368,010
	CONMED Corp.	3,021	148,361
*	CorVel Corp.	6,074	660,608
#*	CRISPR Therapeutics AG	9,846	380,745

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cross Country Healthcare, Inc.	7,273	$98,549
*	Cullinan Therapeutics, Inc.	6,890	57,049
	CVS Health Corp.	30,517	2,035,789
*	Cytek Biosciences, Inc.	11,152	41,374
*	DaVita, Inc.	13,037	1,845,387
*	Day One Biopharmaceuticals, Inc.	10,188	79,263
*	Denali Therapeutics, Inc.	16,014	266,633
	Dentsply Sirona, Inc.	1,000	13,900
*	Dexcom, Inc.	2,618	186,873
*	Disc Medicine, Inc.	1,425	70,424
*	DocGo, Inc.	8,168	18,215
*	Doximity, Inc., Class A	8,334	474,038
*	Dynavax Technologies Corp.	12,642	148,544
*	Edgewise Therapeutics, Inc.	8,157	133,775
*	Edwards Lifesciences Corp.	17,877	1,349,535
*	Elanco Animal Health, Inc.	30,725	291,273
*	ElectroCore, Inc.	1,190	8,752
*	Electromed, Inc.	2,532	58,312
*	Eledon Pharmaceuticals, Inc.	3,760	11,882
	Elevance Health, Inc.	7,087	2,980,650
	Embecta Corp.	1,374	16,749
*	Emergent BioSolutions, Inc.	4,000	21,360
	Encompass Health Corp.	13,306	1,556,669
*	Enhabit, Inc.	10,645	85,054
*	Enovis Corp.	6,649	229,989
	Ensign Group, Inc.	8,218	1,060,040
*	Entrada Therapeutics, Inc.	343	3,132
*	Envista Holdings Corp.	18,875	303,510
*	Evolent Health, Inc., Class A	14,475	142,724
*	Exact Sciences Corp.	5,003	228,337
*	Exelixis, Inc.	29,289	1,146,664
*	FONAR Corp.	1,392	17,470
*	Fortrea Holdings, Inc.	6,933	43,193
*	Fulcrum Therapeutics, Inc.	8,094	31,162
*	Fulgent Genetics, Inc.	1,712	29,703
		Shares	Value†
HEALTH CARE — (Continued)
*	Glaukos Corp.	2,758	$259,941
*	Globus Medical, Inc., Class A	6,671	478,778
*	GoodRx Holdings, Inc., Class A	9,207	42,628
*	Haemonetics Corp.	4,379	275,965
*	Halozyme Therapeutics, Inc.	13,388	822,291
*	Harmony Biosciences Holdings, Inc.	5,209	153,509
*	HealthEquity, Inc.	7,876	675,131
	HealthStream, Inc.	4,104	138,018
*	Henry Schein, Inc.	8,667	563,095
#*	Hims & Hers Health, Inc.	13,953	461,844
*	Hologic, Inc.	16,247	945,575
	Humana, Inc.	4,200	1,101,408
*	ICON PLC	3,748	567,597
*	ICU Medical, Inc.	2,861	390,784
*	IDEXX Laboratories, Inc.	3,053	1,320,880
*	ImmuCell Corp.	2,105	11,409
*	Immunovant, Inc.	477	7,704
*	Incyte Corp.	11,384	713,321
*	Innoviva, Inc.	12,963	242,278
*	Insmed, Inc.	1,929	138,888
*	Inspire Medical Systems, Inc.	1,150	182,137
*	Instil Bio, Inc.	806	10,357
*	Insulet Corp.	1,839	463,961
*	Integer Holdings Corp.	5,238	661,612
*	Integra LifeSciences Holdings Corp.	5,295	86,785
*	Intellia Therapeutics, Inc.	4,713	41,804
*	Intuitive Surgical, Inc.	2,090	1,078,022
#*	Iovance Biotherapeutics, Inc.	26,559	95,347
*	IQVIA Holdings, Inc.	8,072	1,251,725
	iRadimed Corp.	1,040	54,506
*	iTeos Therapeutics, Inc.	3,190	23,128
*	Jasper Therapeutics, Inc.	820	4,502
*	KalVista Pharmaceuticals, Inc.	5,292	72,871
*	Kewaunee Scientific Corp.	263	8,329
*	Kiniksa Pharmaceuticals International PLC	5,011	135,147

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Kodiak Sciences, Inc.	5,861	$25,554
*	Krystal Biotech, Inc.	3,235	549,562
*	Kura Oncology, Inc.	2,487	16,315
	Labcorp Holdings, Inc.	5,102	1,229,633
*	Lantheus Holdings, Inc.	10,050	1,048,617
	LeMaitre Vascular, Inc.	2,400	217,776
*	LENSAR, Inc.	1,586	22,283
*	LifeStance Health Group, Inc.	39,928	262,327
*	Ligand Pharmaceuticals, Inc.	2,957	324,856
*	Lipocine, Inc.	2,730	9,036
*	Lisata Therapeutics, Inc.	2,185	5,178
*	LivaNova PLC	5,530	204,610
*	MannKind Corp.	12,424	62,617
*	Masimo Corp.	2,830	455,517
*	Medpace Holdings, Inc.	2,855	880,453
	Medtronic PLC	25,470	2,158,837
*	MEI Pharma, Inc.	559	1,140
*	Merit Medical Systems, Inc.	6,770	639,426
	Mesa Laboratories, Inc.	700	80,675
*	Mettler-Toledo International, Inc.	695	744,046
*	Molina Healthcare, Inc.	5,060	1,654,671
*	Myriad Genetics, Inc.	9,336	69,180
*	Natera, Inc.	2,672	403,285
	National HealthCare Corp.	2,964	280,068
	National Research Corp.	2,585	29,366
*	Neogen Corp.	16,877	85,229
*	NeoGenomics, Inc.	11,504	73,568
*	Neurocrine Biosciences, Inc.	6,759	727,877
*	Nuvation Bio, Inc.	4,506	10,139
*	Olema Pharmaceuticals, Inc.	4,274	22,054
*»	OmniAb, Inc. (2200963D US)	977	0
*»	OmniAb, Inc. (2200964D US)	977	0
*	Omnicell, Inc.	5,151	161,020
		Shares	Value†
HEALTH CARE — (Continued)
#††	Opiant Pharmaceuticals, Inc.	1,079	$0
*	OptimizeRx Corp.	1,931	17,611
*	Option Care Health, Inc.	20,690	668,494
*	OraSure Technologies, Inc.	11,009	32,917
*	Organogenesis Holdings, Inc.	22,325	109,616
*	ORIC Pharmaceuticals, Inc.	8,829	50,414
*	Orthofix Medical, Inc.	2,849	39,630
*	OrthoPediatrics Corp.	4,749	98,874
*	Owens & Minor, Inc.	11,029	77,865
*	Pacira BioSciences, Inc.	5,458	146,820
#*††	PDL BioPharma, Inc.	20,904	10,870
*	Pediatrix Medical Group, Inc.	12,124	156,157
*	Pennant Group, Inc.	4,180	107,092
*	Penumbra, Inc.	1,582	463,273
*	Performant Healthcare, Inc.	10,905	25,736
*	Personalis, Inc.	7,748	29,287
	Phibro Animal Health Corp., Class A	3,877	72,151
*	Phreesia, Inc.	4,390	109,574
*	Precipio, Inc.	410	2,358
#	Premier, Inc., Class A	10,276	209,117
*	Prestige Consumer Healthcare, Inc.	8,493	689,886
*	Privia Health Group, Inc.	11,681	274,270
*	Progyny, Inc.	8,383	191,468
*	Prothena Corp. PLC	5,964	54,869
*	Pulmonx Corp.	3,378	16,316
*	Quanterix Corp.	1,794	10,333
	Quest Diagnostics, Inc.	11,211	1,998,024
*	QuidelOrtho Corp.	7,427	206,396
*	RadNet, Inc.	7,849	411,131
*	Repligen Corp.	4,562	629,510
*	Replimune Group, Inc.	9,525	93,155
	ResMed, Inc.	7,241	1,713,148
*	Rigel Pharmaceuticals, Inc.	1,707	33,389
*	Roivant Sciences Ltd.	35,232	409,396
	Royalty Pharma PLC, Class A	27,375	898,447
*	RxSight, Inc.	1,049	15,441

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Select Medical Holdings Corp.	20,968	$382,456
*	Semler Scientific, Inc.	675	21,823
*	Sensus Healthcare, Inc.	2,152	9,254
	SIGA Technologies, Inc.	3,400	18,768
	Simulations Plus, Inc.	1,640	56,334
*	Solid Biosciences, Inc.	520	1,721
*	Sotera Health Co.	24,137	277,575
*	SpringWorks Therapeutics, Inc.	1,722	79,729
*	STAAR Surgical Co.	4,512	82,389
	STERIS PLC	4,582	1,029,759
*	Stoke Therapeutics, Inc.	6,137	59,897
	Stryker Corp.	5,139	1,921,575
*	Supernus Pharmaceuticals, Inc.	8,163	265,134
*	Surmodics, Inc.	2,518	70,529
*	Tactile Systems Technology, Inc.	1,970	27,816
*	Talkspace, Inc.	18,113	55,607
*	Tarsus Pharmaceuticals, Inc.	730	37,894
	Teleflex, Inc.	4,026	551,763
*	Terns Pharmaceuticals, Inc.	8,504	28,063
*	Theravance Biopharma, Inc.	1,483	14,489
*	Third Harmonic Bio, Inc.	2,266	11,715
*	TransMedics Group, Inc.	593	54,562
*	TruBridge, Inc.	1,404	36,546
	U.S. Physical Therapy, Inc.	1,478	105,101
*	UFP Technologies, Inc.	884	184,349
*	United Therapeutics Corp.	4,769	1,445,436
	Utah Medical Products, Inc.	296	15,318
*	Varex Imaging Corp.	2,678	22,281
*	Veeva Systems, Inc., Class A	4,620	1,079,648
*	Vericel Corp.	3,106	118,090
*	Verve Therapeutics, Inc.	6,317	35,817
		Shares	Value†
HEALTH CARE — (Continued)
*	Vicarious Surgical, Inc., Class A	1,493	$12,332
*	Vir Biotechnology, Inc.	13,414	82,094
*	Waters Corp.	3,528	1,226,791
	West Pharmaceutical Services, Inc.	3,432	725,147
*	Xencor, Inc.	6,336	69,823
	Zimmer Biomet Holdings, Inc.	8,143	839,136
*	Zimvie, Inc.	3,415	30,940
	Zoetis, Inc.	15,369	2,403,712
*	Zymeworks, Inc.	12,558	163,380
TOTAL HEALTH CARE			84,383,339
INDUSTRIALS — (13.6%)
	A.O. Smith Corp.	14,567	988,517
	AAON, Inc.	9,852	899,192
	ABM Industries, Inc.	11,937	581,809
	ACCO Brands Corp.	10,854	41,896
	Acme United Corp.	700	26,964
	Acuity, Inc.	3,101	755,435
*	ACV Auctions, Inc., Class A	9,511	139,717
	Advanced Drainage Systems, Inc.	8,712	988,725
	AECOM	11,491	1,133,587
*	AerSale Corp.	8,958	62,437
	AGCO Corp.	9,879	838,036
*	Air Industries Group	1,705	6,036
	Air Lease Corp.	25,058	1,171,712
	Alamo Group, Inc.	1,643	274,348
*	Alaska Air Group, Inc.	19,118	846,354
	Albany International Corp., Class A	4,589	301,773
	Alight, Inc., Class A	51,818	264,790
	Allegiant Travel Co.	1,956	91,795
	Allegion PLC	9,338	1,299,850
	Allient, Inc.	2,437	52,030
*	Alpha Pro Tech Ltd.	2,405	10,534
	Alta Equipment Group, Inc.	2,593	11,020
*	Ameresco, Inc., Class A	2,313	24,587
*	American Airlines Group, Inc.	7,497	74,595
*	American Woodmark Corp.	1,754	103,486
	AMETEK, Inc.	10,621	1,801,109
*	API Group Corp.	22,249	841,680
	Apogee Enterprises, Inc.	3,280	130,118
	Applied Industrial Technologies, Inc.	3,687	896,973

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ArcBest Corp.	4,841	$283,295
	Arcosa, Inc.	6,735	539,271
	Argan, Inc.	2,682	410,695
	Armstrong World Industries, Inc.	6,729	975,840
	Astec Industries, Inc.	2,962	107,313
*	Astronics Corp. (ATRO US)	5,860	132,963
*	Astronics Corp. (ATROB US), Class B	835	18,996
*	Asure Software, Inc.	4,001	40,650
	Atkore, Inc.	5,251	335,381
	Atmus Filtration Technologies, Inc.	6,807	235,999
	Automatic Data Processing, Inc.	15,139	4,550,783
*	Avis Budget Group, Inc.	2,229	206,472
*	AZEK Co., Inc.	13,560	672,034
	AZZ, Inc.	3,732	323,788
	Barrett Business Services, Inc.	4,980	201,989
*	BlackSky Technology, Inc.	5,023	41,992
*	Blue Bird Corp.	3,575	124,660
*	BlueLinx Holdings, Inc.	1,267	82,532
	Boise Cascade Co.	6,896	643,259
	Booz Allen Hamilton Holding Corp.	11,644	1,397,513
*	Bowman Consulting Group Ltd.	675	14,931
	Brady Corp., Class A	6,607	464,406
*	BrightView Holdings, Inc.	10,622	145,734
	Brink's Co.	6,787	605,672
	Broadridge Financial Solutions, Inc.	5,925	1,436,220
*	Builders FirstSource, Inc.	12,850	1,537,246
*	CACI International, Inc., Class A	2,544	1,164,821
*	Cadeler AS (CDLR US), ADR	3,216	67,118
	Cadre Holdings, Inc.	3,427	99,897
	Carlisle Cos., Inc.	4,505	1,709,557
	Carrier Global Corp.	27,107	1,695,272
*	Casella Waste Systems, Inc., Class A	5,164	606,512
	Caterpillar, Inc.	22,053	6,820,331
*	CBIZ, Inc.	6,236	424,672
		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	4,856	$115,524
	CH Robinson Worldwide, Inc.	13,385	1,194,210
*	Chart Industries, Inc.	4,297	580,009
*	Cimpress PLC	1,976	83,032
	Cintas Corp.	9,992	2,115,107
	Civeo Corp.	743	14,110
*	Clarivate PLC	57,878	249,454
*	Clean Harbors, Inc.	7,483	1,600,913
	CNH Industrial NV	157,094	1,817,578
	Columbus McKinnon Corp.	4,597	68,265
	Comfort Systems USA, Inc.	3,984	1,583,839
	CompX International, Inc.	811	22,059
	Concentrix Corp.	947	48,354
	Concrete Pumping Holdings, Inc.	2,727	16,362
*	Conduent, Inc.	20,948	44,200
*	Construction Partners, Inc., Class A	5,360	440,270
	Copa Holdings SA, Class A	3,829	351,349
*	Copart, Inc.	21,190	1,293,226
*	Core & Main, Inc., Class A	17,195	905,833
#††	Costa Communications, Inc.	99	15
	Covenant Logistics Group, Inc.	4,800	95,520
	CRA International, Inc.	1,047	169,823
	Crane Co.	6,315	1,016,589
	CSG Systems International, Inc.	5,476	329,272
	CSW Industrials, Inc.	1,931	603,399
	CSX Corp.	153,514	4,309,138
	Cummins, Inc.	8,566	2,517,033
	Curtiss-Wright Corp.	1,489	513,541
*	Custom Truck One Source, Inc.	17,163	69,167
*	Dayforce, Inc.	8,498	491,779
	Deere & Co.	13,509	6,262,232
	Delta Air Lines, Inc.	63,805	2,656,202
	Deluxe Corp.	4,918	71,803
*	Distribution Solutions Group, Inc.	2,652	69,058
*	DLH Holdings Corp.	1,100	4,334
*	DNOW, Inc.	18,221	289,167
	Donaldson Co., Inc.	17,549	1,153,496

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Douglas Dynamics, Inc.	3,080	$73,858
	Dover Corp.	8,318	1,419,467
*	Driven Brands Holdings, Inc.	7,795	128,773
	Dun & Bradstreet Holdings, Inc.	36,782	329,935
*	DXP Enterprises, Inc.	2,319	205,139
*	Dycom Industries, Inc.	4,002	670,535
	Eastern Co.	312	6,549
	Eaton Corp. PLC	9,499	2,796,221
	EMCOR Group, Inc.	4,418	1,770,293
	Emerson Electric Co.	11,404	1,198,674
*	Energy Recovery, Inc.	4,025	62,186
	Enerpac Tool Group Corp.	8,520	343,952
	EnerSys	6,282	544,021
	Ennis, Inc.	3,943	70,777
	Enpro, Inc.	3,788	565,927
*	Enviri Corp.	7,026	48,269
	Equifax, Inc.	5,520	1,435,918
#	Esab Corp.	5,184	622,702
	ESCO Technologies, Inc.	4,269	667,885
	Espey Mfg. & Electronics Corp.	419	12,888
*	Everus Construction Group, Inc.	4,290	172,630
*	ExlService Holdings, Inc.	10,699	518,688
	Expeditors International of Washington, Inc.	14,698	1,615,457
#	Exponent, Inc.	3,661	288,047
	Fastenal Co.	31,010	2,510,880
	Federal Signal Corp.	7,242	589,716
	FedEx Corp.	11,459	2,410,171
	Ferguson Enterprises, Inc.	15,823	2,684,530
*	First Advantage Corp.	5,586	78,763
	Flowserve Corp.	12,579	568,948
#*	Fluence Energy, Inc.	6,095	24,929
*	Fluor Corp.	17,180	599,410
	Fortive Corp.	16,773	1,168,910
	Fortune Brands Innovations, Inc.	11,787	634,376
*	Franklin Covey Co.	2,340	47,525
	Franklin Electric Co., Inc.	6,549	556,403
*	FreightCar America, Inc.	3,484	20,138
*	Frontier Group Holdings, Inc.	16,801	50,067
		Shares	Value†
INDUSTRIALS — (Continued)
#	FTAI Aviation Ltd.	4,646	$497,633
	FTAI Infrastructure, Inc.	8,675	37,476
*	FTI Consulting, Inc.	4,598	764,555
*	Gates Industrial Corp. PLC	34,057	644,358
	GATX Corp.	5,801	846,714
	GE Vernova, Inc.	1,662	616,303
*	Gencor Industries, Inc.	1,048	13,299
*	Generac Holdings, Inc.	5,104	583,796
	Genpact Ltd.	21,889	1,100,141
*	Gibraltar Industries, Inc.	5,712	302,450
	Global Industrial Co.	5,216	133,947
*	GMS, Inc.	6,537	478,901
	Gorman-Rupp Co.	3,516	126,084
	Graco, Inc.	12,465	1,017,269
*	Graham Corp.	467	14,234
	Granite Construction, Inc.	9,618	781,847
*	Great Lakes Dredge & Dock Corp.	8,897	80,874
	Greenbrier Cos., Inc.	4,718	200,138
	Griffon Corp.	5,469	372,494
*	GXO Logistics, Inc.	12,803	463,981
	H&E Equipment Services, Inc.	5,803	521,167
*	Hayward Holdings, Inc.	23,079	307,643
*	Healthcare Services Group, Inc.	5,072	72,073
	Heartland Express, Inc.	10,100	76,760
	HEICO Corp. (HEI US)	2,376	595,806
	HEICO Corp. (HEIA US), Class A	2,714	545,324
	Heidrick & Struggles International, Inc.	3,052	119,089
	Helios Technologies, Inc.	3,588	97,809
	Herc Holdings, Inc.	4,794	524,655
	Hexcel Corp.	8,621	417,860
	Hillenbrand, Inc.	7,088	143,390
*	Hillman Solutions Corp.	19,912	139,185
	HireQuest, Inc.	1,219	12,531
	HNI Corp.	6,420	271,566
	Honeywell International, Inc.	14,619	3,077,300
	Howmet Aerospace, Inc.	22,815	3,161,703

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hub Group, Inc., Class A	10,478	$331,000
	Hubbell, Inc.	4,852	1,762,149
*	Hudson Technologies, Inc.	6,390	42,749
	Hurco Cos., Inc.	876	14,612
*	Huron Consulting Group, Inc.	3,291	443,594
	Hyster-Yale, Inc.	1,643	63,140
*	IBEX Holdings Ltd.	2,196	54,988
	ICF International, Inc.	2,697	229,137
	IDEX Corp.	5,022	873,677
*	IES Holdings, Inc.	2,879	566,242
	Illinois Tool Works, Inc.	11,263	2,702,106
	Ingersoll Rand, Inc.	18,887	1,424,646
*	Innodata, Inc.	4,000	151,280
*	Innovative Solutions & Support, Inc.	400	2,696
	Insperity, Inc.	3,427	222,789
	Insteel Industries, Inc.	2,607	88,403
	Interface, Inc.	9,368	176,118
	ITT, Inc.	7,681	1,052,451
	Jacobs Solutions, Inc.	7,932	981,982
*	Janus International Group, Inc.	14,818	101,948
	JB Hunt Transport Services, Inc.	9,422	1,230,325
	JBT Marel Corp.	267	28,104
*	JELD-WEN Holding, Inc.	12,376	68,316
*	JetBlue Airways Corp.	45,258	197,325
	Johnson Controls International PLC	45,220	3,793,958
#	Kadant, Inc.	1,424	420,080
	Karat Packaging, Inc.	1,611	42,498
	KBR, Inc.	12,874	679,876
	Kelly Services, Inc., Class A	5,090	58,790
	Kennametal, Inc.	10,544	205,397
	Kforce, Inc.	3,986	152,265
*	Kirby Corp.	9,704	935,174
	Knight-Swift Transportation Holdings, Inc.	19,235	753,435
	Korn Ferry	8,932	551,104
*	L.B. Foster Co., Class A	876	17,494
	Landstar System, Inc.	4,726	633,993
	Lennox International, Inc.	1,989	1,087,486
*	Limbach Holdings, Inc.	1,470	140,738
		Shares	Value†
INDUSTRIALS — (Continued)
	Lincoln Electric Holdings, Inc.	6,532	$1,150,938
	Lindsay Corp.	1,070	138,094
*	Liquidity Services, Inc.	3,459	109,927
	LSI Industries, Inc.	3,205	48,363
	Luxfer Holdings PLC	1,401	15,075
*	Lyft, Inc., Class A	16,411	203,496
*	Manitowoc Co., Inc.	5,633	44,388
	ManpowerGroup, Inc.	5,103	219,786
	Marten Transport Ltd.	9,721	124,818
	Masco Corp.	9,187	556,824
*	MasTec, Inc.	7,482	952,608
*	Mastech Digital, Inc.	1,950	14,352
*	Masterbrand, Inc.	24,063	292,365
*	Matrix Service Co.	5,354	62,106
	Matson, Inc.	7,363	803,230
	Matthews International Corp., Class A	3,692	75,501
	Maximus, Inc.	7,837	524,766
*	Mayville Engineering Co., Inc.	932	11,911
	McGrath RentCorp	842	89,816
*	Middleby Corp.	5,430	724,091
	Miller Industries, Inc.	1,864	76,070
	MillerKnoll, Inc.	7,969	130,692
*	Mistras Group, Inc.	2,600	23,712
*	Montrose Environmental Group, Inc.	3,965	58,008
*	MRC Global, Inc.	11,394	132,740
	MSA Safety, Inc.	4,056	638,496
	MSC Industrial Direct Co., Inc., Class A	4,919	376,205
	Mueller Industries, Inc.	13,224	972,757
	Mueller Water Products, Inc., Class A	18,020	472,845
*	MYR Group, Inc.	2,344	286,718
*	NEXTracker, Inc., Class A	9,716	394,567
	NL Industries, Inc.	7,700	66,066
	Nordson Corp.	3,283	622,358
*	Northwest Pipe Co.	1,465	62,057
*	NV5 Global, Inc.	6,371	118,182
	nVent Electric PLC	17,239	946,593
	Old Dominion Freight Line, Inc.	9,929	1,521,917
	Omega Flex, Inc.	981	29,391
*	OPENLANE, Inc.	17,417	322,389
*	Orion Group Holdings, Inc.	4,820	30,800
	Otis Worldwide Corp.	14,948	1,439,044
	Owens Corning	13,917	2,023,671

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	PACCAR, Inc.	26,651	$2,404,187
*	PAMT Corp.	3,004	41,966
	Pangaea Logistics Solutions Ltd.	3,295	13,279
	Park Aerospace Corp.	1,437	18,782
	Parker-Hannifin Corp.	3,739	2,262,319
	Park-Ohio Holdings Corp.	1,783	35,500
*	Parsons Corp.	12,580	841,099
	Paychex, Inc.	19,384	2,851,774
	Paycom Software, Inc.	5,430	1,229,298
*	Paylocity Holding Corp.	2,880	553,248
	Pentair PLC	13,278	1,204,713
	Pioneer Power Solutions, Inc.	4,539	12,119
	Pitney Bowes, Inc.	6,691	58,078
*	Planet Labs PBC	30,582	100,615
#	Powell Industries, Inc.	1,301	238,226
	Preformed Line Products Co.	889	122,122
	Primoris Services Corp.	8,827	529,355
*	Proto Labs, Inc.	4,392	154,423
*	Pursuit Attractions & Hospitality, Inc.	2,797	81,924
	Quanex Building Products Corp.	3,315	54,499
	Quanta Services, Inc.	6,862	2,008,439
*	Radiant Logistics, Inc.	4,889	28,601
*	RBC Bearings, Inc.	1,865	612,783
*	RCM Technologies, Inc.	1,905	33,223
	Regal Rexnord Corp.	8,462	895,618
	Republic Services, Inc.	9,323	2,337,742
*	Resideo Technologies, Inc.	11,980	201,024
	Resources Connection, Inc.	5,098	29,237
	REV Group, Inc.	9,603	314,018
#	Robert Half, Inc.	8,841	391,656
#*	Rocket Lab USA, Inc.	32,290	703,599
	Rockwell Automation, Inc.	5,616	1,390,971
	Rollins, Inc.	17,303	988,520
	Rush Enterprises, Inc. (RUSHA US), Class A	10,360	528,256
	Rush Enterprises, Inc. (RUSHB US), Class B	2,925	169,182
*	RXO, Inc.	12,241	172,476
		Shares	Value†
INDUSTRIALS — (Continued)
	Ryder System, Inc.	8,414	$1,158,355
*	Saia, Inc.	1,931	471,164
	Schneider National, Inc., Class B	10,878	233,768
	Sensata Technologies Holding PLC	11,043	236,320
	Shyft Group, Inc.	4,649	39,331
*	SIFCO Industries, Inc.	1,584	4,198
	Simpson Manufacturing Co., Inc.	5,786	889,250
*	SiteOne Landscape Supply, Inc.	4,790	549,940
	Snap-on, Inc.	4,102	1,287,249
	Southwest Airlines Co.	35,987	1,006,197
*	SPX Technologies, Inc.	5,451	731,252
	SS&C Technologies Holdings, Inc.	12,250	926,100
	Standex International Corp.	1,553	219,625
	Stanley Black & Decker, Inc.	4,412	264,808
	Steelcase, Inc., Class A	10,807	107,205
*	Sterling Infrastructure, Inc.	4,133	617,594
*	Stratasys Ltd.	9,996	94,362
*	Sun Country Airlines Holdings, Inc.	9,275	90,895
*	Sunrun, Inc.	14,549	100,243
#*	Symbotic, Inc.	777	16,768
*	TaskUS, Inc., Class A	1,750	24,430
*	Taylor Devices, Inc.	619	19,746
*	TechPrecision Corp.	1,825	4,453
	Tecnoglass, Inc.	6,489	462,471
	Tennant Co.	3,041	219,439
	Terex Corp.	9,959	350,557
	Tetra Tech, Inc.	21,515	671,053
*	Thermon Group Holdings, Inc.	5,028	131,884
	Timken Co.	9,488	609,604
*	Titan International, Inc.	9,194	67,576
*	Titan Machinery, Inc.	4,124	68,417
	Toro Co.	10,362	707,517
	Trane Technologies PLC	5,705	2,186,784
*	Transcat, Inc.	665	52,754
	TransDigm Group, Inc.	645	911,430
	TransUnion	8,471	702,754

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Trex Co., Inc.	12,672	$732,695
	TriNet Group, Inc.	4,840	379,117
	Trinity Industries, Inc.	16,456	413,046
*	Triumph Group, Inc.	454	11,532
*	TrueBlue, Inc.	2,700	11,718
	TTEC Holdings, Inc.	5,275	21,100
*	Tutor Perini Corp.	11,511	247,026
	Twin Disc, Inc.	300	2,202
*	Uber Technologies, Inc.	21,477	1,739,852
	UFP Industries, Inc.	8,608	850,901
#*	U-Haul Holding Co. (UHAL US)	1,803	110,686
	U-Haul Holding Co. (UHAL/B US)	16,546	906,721
*	Ultralife Corp.	900	4,032
	UniFirst Corp.	1,651	294,654
	Union Pacific Corp.	24,638	5,313,431
*	United Airlines Holdings, Inc.	29,860	2,054,965
	United Parcel Service, Inc., Class B	35,260	3,360,278
	United Rentals, Inc.	4,431	2,797,955
	Universal Logistics Holdings, Inc.	3,779	82,155
*	Upwork, Inc.	19,919	261,935
*	V2X, Inc.	3,679	183,067
	Valmont Industries, Inc.	2,887	846,526
	Veralto Corp.	12,799	1,227,424
	Verisk Analytics, Inc.	8,825	2,615,995
*	Verra Mobility Corp.	19,952	434,954
	Vertiv Holdings Co., Class A	14,652	1,250,988
*	Vicor Corp.	3,727	148,726
	Virco Mfg. Corp.	4,104	37,716
	Wabash National Corp.	6,958	48,080
	Waste Management, Inc.	18,296	4,269,555
	Watsco, Inc. (WSO US)	2,924	1,344,572
	Watts Water Technologies, Inc., Class A	3,258	676,850
	Werner Enterprises, Inc.	9,653	238,043
	WESCO International, Inc.	5,500	896,280
	Westinghouse Air Brake Technologies Corp.	9,503	1,755,584
*	Wilhelmina International, Inc.	2,699	9,312
		Shares	Value†
INDUSTRIALS — (Continued)
*	Willdan Group, Inc.	2,029	$79,537
	Willis Lease Finance Corp.	856	132,440
	WillScot Holdings Corp.	22,925	575,876
	Worthington Enterprises, Inc.	6,215	314,665
	WW Grainger, Inc.	3,272	3,351,542
*	Xometry, Inc., Class A	3,803	97,509
*	XPO, Inc.	14,411	1,529,295
	Xylem, Inc.	12,883	1,553,303
	Zurn Elkay Water Solutions Corp.	14,653	497,616
TOTAL INDUSTRIALS			245,365,711
INFORMATION TECHNOLOGY — (27.5%)
*	908 Devices, Inc.	2,993	16,252
	A10 Networks, Inc.	8,666	142,816
	Accenture PLC, Class A	20,217	6,047,916
*	ACI Worldwide, Inc.	12,506	667,320
	Adeia, Inc.	15,083	185,672
*	Adobe, Inc.	10,840	4,064,783
	Advanced Energy Industries, Inc.	4,534	441,657
*	Advanced Micro Devices, Inc.	26,105	2,541,322
*	Agilysys, Inc.	1,456	108,254
*	Akamai Technologies, Inc.	11,037	889,361
*	Alarm.com Holdings, Inc.	4,998	267,893
*	Alkami Technology, Inc.	4,775	127,445
*	Allegro MicroSystems, Inc.	17,058	325,296
*	Alpha & Omega Semiconductor Ltd.	4,851	91,344
*	Ambarella, Inc.	3,098	148,673
	Amdocs Ltd.	9,624	852,494
	Amkor Technology, Inc.	39,490	689,100
	Amphenol Corp., Class A	28,051	2,158,524
*	Amtech Systems, Inc.	531	1,832
	Analog Devices, Inc.	12,059	2,350,540
*	Appfolio, Inc., Class A	865	178,640
	Apple, Inc.	503,339	106,959,537
	Applied Materials, Inc.	19,380	2,920,760

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Applied Optoelectronics, Inc.	9,009	$115,225
*	AppLovin Corp., Class A	11,893	3,202,904
*	Arista Networks, Inc.	8,634	710,319
*	Arrow Electronics, Inc.	7,162	797,560
*	ASGN, Inc.	5,295	266,762
*	AstroNova, Inc.	760	6,316
*	Astrotech Corp.	1,677	9,794
*	Atlassian Corp., Class A	622	142,009
*	Aurora Innovation, Inc.	89,937	651,144
*	Autodesk, Inc.	3,302	905,573
*	AvePoint, Inc.	11,542	188,712
*	Aviat Networks, Inc.	1,998	35,085
	Avnet, Inc.	15,306	719,229
*	Axcelis Technologies, Inc.	5,425	265,716
	Badger Meter, Inc.	2,127	469,684
	Bel Fuse, Inc. (BELFB US), Class B	1,646	108,257
	Belden, Inc.	7,461	769,304
	Benchmark Electronics, Inc.	5,652	183,860
	Bentley Systems, Inc., Class B	10,991	472,503
*	Bill Holdings, Inc.	1,555	70,861
*	BK Technologies Corp.	438	19,544
*	Blackbaud, Inc.	4,814	291,440
*	BlackLine, Inc.	3,104	146,602
*	Box, Inc., Class A	14,613	456,218
	Broadcom, Inc.	65,131	12,535,764
*	Cadence Design Systems, Inc.	2,210	658,005
*	Calix, Inc.	5,648	231,060
*	CCC Intelligent Solutions Holdings, Inc.	39,051	361,612
	CDW Corp.	8,337	1,338,589
*	Cerence, Inc.	4,314	39,085
*	CEVA, Inc.	4,355	114,145
*	Ciena Corp.	15,108	1,014,653
*	Cirrus Logic, Inc.	6,880	660,755
	Cisco Systems, Inc.	177,380	10,240,147
	Clear Secure, Inc., Class A	7,482	184,656
*	Clearfield, Inc.	2,482	71,159
*	Clearwater Analytics Holdings, Inc., Class A	1,015	23,085
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Climb Global Solutions, Inc.	650	$68,510
*	Cloudflare, Inc., Class A	1,700	205,326
	Cognex Corp.	11,163	304,750
	Cognizant Technology Solutions Corp., Class A	20,951	1,541,365
*	Coherent Corp.	12,213	785,540
*	Cohu, Inc.	6,730	107,680
*	Commvault Systems, Inc.	1,024	171,141
*	Consensus Cloud Solutions, Inc.	2,448	48,617
*	CoreCard Corp.	622	12,079
*	Corsair Gaming, Inc.	11,100	78,588
*	CPI Card Group, Inc.	578	15,109
*	Credo Technology Group Holding Ltd.	16,721	719,839
*	Crexendo, Inc.	1,953	9,628
*	Crowdstrike Holdings, Inc., Class A	593	254,320
*	CS Disco, Inc.	9,206	34,338
	CSP, Inc.	2,700	44,928
	CTS Corp.	5,074	193,218
*	Daily Journal Corp.	277	104,977
*	Daktronics, Inc.	7,928	100,606
*	Data I/O Corp.	1,818	4,145
*	Datadog, Inc., Class A	2,827	288,806
	Dell Technologies, Inc., Class C	4,859	445,862
*	Diebold Nixdorf, Inc.	3,521	156,086
#*	Digi International, Inc.	4,771	129,771
*	Digital Turbine, Inc.	24,004	72,012
*	DigitalOcean Holdings, Inc.	6,994	216,115
*	Diodes, Inc.	6,214	238,618
*	Docusign, Inc.	8,602	703,213
	Dolby Laboratories, Inc., Class A	5,761	442,387
*	Dropbox, Inc., Class A	10,573	301,859
*	DXC Technology Co.	23,377	362,811
*	Dynatrace, Inc.	14,801	695,203
*	E2open Parent Holdings, Inc.	26,114	51,445
*	Eastman Kodak Co.	10,610	66,737
*	eGain Corp.	6,656	34,212
*	Elastic NV	1,332	114,818
*	Electro-Sensors, Inc.	1,706	7,216
*	Enphase Energy, Inc.	4,282	190,934
	Entegris, Inc.	9,093	719,438
*	EPAM Systems, Inc.	2,284	358,382

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ePlus, Inc.	3,675	$229,173
*	Expensify, Inc., Class A	4,897	14,495
*	F5, Inc.	5,895	1,560,642
*	Fabrinet	3,733	765,489
*	Fair Isaac Corp.	821	1,633,527
*	FARO Technologies, Inc.	2,355	69,261
*	First Solar, Inc.	6,484	815,817
*	Flex Ltd.	36,408	1,250,251
*	FormFactor, Inc.	10,578	297,665
*	Fortinet, Inc.	17,098	1,774,088
*	Franklin Wireless Corp.	2,368	11,651
	Frequency Electronics, Inc.	400	7,440
*	Freshworks, Inc., Class A	15,433	227,945
*	Gartner, Inc.	3,429	1,443,883
	Gen Digital, Inc.	68,131	1,762,549
#*	GLOBALFOUNDRIES, Inc.	6,194	217,224
*	Globant SA	3,619	425,486
*	GoDaddy, Inc., Class A	7,440	1,401,175
*	Grid Dynamics Holdings, Inc.	10,112	143,186
*	Guidewire Software, Inc.	4,215	863,106
	Hackett Group, Inc.	4,484	114,521
*	Harmonic, Inc.	15,531	139,468
	Hewlett Packard Enterprise Co.	72,888	1,182,243
	HP, Inc.	31,351	801,645
*	HubSpot, Inc.	457	279,455
*	I3 Verticals, Inc., Class A	2,726	68,477
*	Ichor Holdings Ltd.	3,973	78,586
*	Informatica, Inc., Class A	10,105	190,277
*	Inseego Corp.	1,459	11,876
*	Insight Enterprises, Inc.	3,541	489,649
*	Intapp, Inc.	3,264	177,105
	Intel Corp.	79,440	1,596,744
*	Intellinetics, Inc.	872	12,723
	InterDigital, Inc.	6,851	1,377,051
	International Business Machines Corp.	43,593	10,541,659
*	inTEST Corp.	5,028	31,174
	Intuit, Inc.	2,294	1,439,416
*	IPG Photonics Corp.	3,608	216,083
*	Itron, Inc.	7,757	863,277
	Jabil, Inc.	11,056	1,620,367
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Jamf Holding Corp.	9,944	$115,052
*	JFrog Ltd.	10,374	350,330
*	Keysight Technologies, Inc.	11,593	1,685,622
*	Kimball Electronics, Inc.	4,412	63,268
	KLA Corp.	4,595	3,228,861
*	Klaviyo, Inc., Class A	4,143	126,113
*	Knowles Corp.	20,867	328,447
	Kulicke & Soffa Industries, Inc.	7,371	237,567
*	KVH Industries, Inc.	6,300	32,193
*	Kyndryl Holdings, Inc.	29,915	969,844
	Lam Research Corp.	44,379	3,180,643
*	Lantronix, Inc.	3,593	7,653
*	Lattice Semiconductor Corp.	5,181	253,506
*	LGL Group, Inc.	276	1,891
*	Life360, Inc.	4,004	171,772
	Littelfuse, Inc.	2,515	458,510
*	LiveRamp Holdings, Inc.	7,883	206,219
*	Lumentum Holdings, Inc.	6,589	389,015
*	MACOM Technology Solutions Holdings, Inc.	5,322	552,157
*	Magnachip Semiconductor Corp.	3,475	10,912
*	Manhattan Associates, Inc.	3,939	698,739
	Marvell Technology, Inc.	35,647	2,080,715
*	MaxLinear, Inc.	8,581	85,724
*	Meridianlink, Inc.	8,344	141,097
	Methode Electronics, Inc.	3,301	20,697
	Microchip Technology, Inc.	19,191	884,321
	Micron Technology, Inc.	32,846	2,527,500
	Microsoft Corp.	237,094	93,713,774
*	Mirion Technologies, Inc.	29,221	461,107
*	Mitek Systems, Inc.	6,206	51,386
	MKS Instruments, Inc.	6,806	477,373
*	MongoDB, Inc.	607	104,507
	Monolithic Power Systems, Inc.	1,170	693,927
	Motorola Solutions, Inc.	4,397	1,936,395

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	M-Tron Industries, Inc.	138	$7,655
*	N-able, Inc.	14,654	103,457
	Napco Security Technologies, Inc.	1,980	45,243
#*	nCino, Inc.	10,837	251,418
*	NCR Voyix Corp.	17,156	147,027
	NetApp, Inc.	17,550	1,575,112
*	NETGEAR, Inc.	3,401	82,032
*	NetScout Systems, Inc.	9,731	204,546
*	NetSol Technologies, Inc.	1,773	4,397
*	nLight, Inc.	6,933	53,453
*	Nortech Systems, Inc.	3,549	31,338
*	Novanta, Inc.	2,582	306,897
*	Nutanix, Inc., Class A	11,704	804,065
	NVE Corp.	473	27,486
	NVIDIA Corp.	850,073	92,589,856
	NXP Semiconductors NV	11,611	2,140,023
*	Okta, Inc.	14,404	1,615,553
*	Olo, Inc., Class A	13,458	83,440
*	ON Semiconductor Corp.	30,525	1,211,842
*	ON24, Inc.	5,345	25,015
	OneSpan, Inc.	5,413	80,491
*	Onto Innovation, Inc.	3,664	446,898
*	Ooma, Inc.	1,000	12,230
*	Optical Cable Corp.	2,889	8,638
	Oracle Corp.	58,083	8,173,440
*	OSI Systems, Inc.	2,331	477,249
*	Ouster, Inc.	9,950	73,929
*	Palantir Technologies, Inc., Class A	17,833	2,112,141
*	Palo Alto Networks, Inc.	3,924	733,513
*	PAR Technology Corp.	3,271	191,026
	PC Connection, Inc.	3,863	239,661
*	PDF Solutions, Inc.	5,280	96,888
	Pegasystems, Inc.	7,921	729,366
*	Penguin Solutions, Inc.	6,946	118,568
*	Photronics, Inc.	9,051	165,362
*	Plexus Corp.	4,564	558,771
	Power Integrations, Inc.	5,310	260,827
*	Powerfleet, Inc. NJ	21,213	106,914
*	Procore Technologies, Inc.	6,631	424,981
	Progress Software Corp.	6,898	413,604
*	PTC, Inc.	5,222	809,253
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Pure Storage, Inc., Class A	8,392	$380,661
*	Q2 Holdings, Inc.	5,306	420,500
*	Qorvo, Inc.	8,781	629,334
	QUALCOMM, Inc.	46,083	6,841,482
*	Qualys, Inc.	3,722	467,893
*	Rambus, Inc.	12,364	603,240
	Red Violet, Inc.	1,843	71,988
*	Research Solutions, Inc.	2,175	5,960
*	RF Industries Ltd.	4,019	15,393
*	Ribbon Communications, Inc.	18,693	60,005
	Richardson Electronics Ltd.	900	7,794
*	RingCentral, Inc., Class A	4,170	106,335
*	Rogers Corp.	2,176	134,499
	Roper Technologies, Inc.	1,730	968,938
	Salesforce, Inc.	26,959	7,244,153
*	Samsara, Inc., Class A	1,489	59,054
*	Sandisk Corp.	6,057	194,490
*	Sanmina Corp.	7,773	596,889
	Sapiens International Corp. NV	6,295	172,420
*	ScanSource, Inc.	6,325	208,662
#	Seagate Technology Holdings PLC	11,231	1,022,358
*	SEMrush Holdings, Inc., Class A	10,695	109,945
*	SentinelOne, Inc., Class A	17,412	322,122
*	ServiceNow, Inc.	1,272	1,214,773
*	Silicon Laboratories, Inc.	2,753	280,145
*	SiTime Corp.	1,572	230,864
*	SkyWater Technology, Inc.	5,481	38,860
	Skyworks Solutions, Inc.	11,053	710,487
*	Snowflake, Inc., Class A	3,909	623,446
#*	SolarEdge Technologies, Inc.	1,447	17,704
#*	Sono-Tek Corp.	1,854	7,546
*	Sprinklr, Inc., Class A	12,858	98,878
*	SPS Commerce, Inc.	844	121,122
*	Synaptics, Inc.	4,261	237,167
*	Synchronoss Technologies, Inc.	1,264	13,272
*	Synopsys, Inc.	1,417	650,417

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Taitron Components, Inc., Class A	908	$1,961
	TD SYNNEX Corp.	7,767	860,584
	TE Connectivity PLC	14,289	2,091,624
*	Telos Corp.	5,291	14,444
*	Tenable Holdings, Inc.	630	19,259
*	Teradata Corp.	7,808	167,872
	Teradyne, Inc.	11,627	862,840
#*	Terawulf, Inc.	11,410	31,720
	Texas Instruments, Inc.	19,970	3,196,198
*	TransAct Technologies, Inc.	3,396	11,818
*	Trimble, Inc.	11,569	718,898
*	Trio-Tech International	100	516
*	TTM Technologies, Inc.	21,137	423,163
*	Twilio, Inc., Class A	15,846	1,532,467
*	Tyler Technologies, Inc.	1,249	678,582
*	UiPath, Inc., Class A	36,052	430,461
*	Ultra Clean Holdings, Inc.	4,592	85,893
*	Unisys Corp.	4,980	19,771
*	Unity Software, Inc.	7,445	156,866
	Universal Display Corp.	3,827	480,786
*	Veeco Instruments, Inc.	6,990	130,713
*	Verint Systems, Inc.	6,720	118,541
*	VeriSign, Inc.	3,157	890,653
*	Vertex, Inc., Class A	6,581	263,437
*	Viant Technology, Inc., Class A	2,000	28,620
*	Viavi Solutions, Inc.	18,540	196,153
*	VirnetX Holding Corp.	704	5,843
	Vishay Intertechnology, Inc.	12,559	163,141
*	Vishay Precision Group, Inc.	1,676	41,799
	Vontier Corp.	21,776	692,695
*	Western Digital Corp.	18,173	797,068
*	WidePoint Corp.	1,192	5,090
#*	Wolfspeed, Inc.	11,099	39,401
*	Workday, Inc., Class A	1,429	350,105
	Xerox Holdings Corp.	21,900	96,579
*	Xperi, Inc.	5,663	41,850
*	Yext, Inc.	14,477	98,444
*	Zebra Technologies Corp., Class A	3,681	921,428
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zeta Global Holdings Corp., Class A	11,203	$146,311
*	Zoom Communications, Inc.	8,024	622,181
*	Zscaler, Inc.	1,433	324,102
TOTAL INFORMATION TECHNOLOGY			493,640,360
MATERIALS — (3.4%)
	Albemarle Corp.	6,034	353,291
#	Amcor PLC	295,105	2,714,966
	American Vanguard Corp.	4,707	19,864
*	Ampco-Pittsburgh Corp.	5,501	11,387
	AptarGroup, Inc.	7,061	1,058,797
	Ardagh Metal Packaging SA	15,588	57,831
	Ashland, Inc.	5,448	296,317
*	Aspen Aerogels, Inc.	6,775	36,585
*	ATI, Inc.	16,576	901,403
	Avery Dennison Corp.	8,103	1,386,504
	Avient Corp.	9,312	310,183
*	Axalta Coating Systems Ltd.	32,383	1,052,447
	Balchem Corp.	3,669	574,382
	Ball Corp.	18,207	945,672
*	Bioceres Crop Solutions Corp.	1,800	7,650
	Caledonia Mining Corp. PLC	858	11,300
	Carpenter Technology Corp.	6,731	1,316,651
	Celanese Corp.	7,945	353,632
	Chemours Co.	6,237	77,214
*	Clearwater Paper Corp.	2,420	65,001
*	Coeur Mining, Inc.	55,648	308,846
	Commercial Metals Co.	17,936	798,869
	Compass Minerals International, Inc.	2,432	32,686
*	Core Molding Technologies, Inc.	1,483	22,809
	Corteva, Inc.	32,710	2,027,693
	CRH PLC (CRHCF US)	14,846	1,416,605
	Crown Holdings, Inc.	15,246	1,468,647
	Dow, Inc.	35,233	1,077,777
	DuPont de Nemours, Inc.	14,902	983,383

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Eastman Chemical Co.	10,449	$804,573
	Ecolab, Inc.	5,929	1,490,728
*	Ecovyst, Inc.	15,043	89,957
	Element Solutions, Inc.	39,809	812,502
*	Flexible Solutions International, Inc.	3,352	12,637
	FMC Corp.	7,230	303,082
	Fortitude Gold Corp.	2,144	7,440
	Graphic Packaging Holding Co.	42,583	1,077,776
	Greif, Inc. (GEF US), Class A	3,210	168,461
	Greif, Inc. (GEF/B US), Class B	1,032	57,348
	Hawkins, Inc.	3,498	425,986
	HB Fuller Co.	8,435	455,827
	Hecla Mining Co.	77,726	444,593
	Huntsman Corp.	17,191	228,812
*	Idaho Strategic Resources, Inc.	1,730	27,663
*	Ingevity Corp.	4,774	157,446
	Innospec, Inc.	3,617	323,649
	International Flavors & Fragrances, Inc.	9,107	714,535
	International Paper Co.	34,842	1,591,583
*	Intrepid Potash, Inc.	2,450	80,948
	Kaiser Aluminum Corp.	1,846	118,993
*	Knife River Corp.	5,852	546,460
	Koppers Holdings, Inc.	2,707	67,837
	Kronos Worldwide, Inc.	6,757	52,096
	Linde PLC	473	214,378
	Louisiana-Pacific Corp.	9,623	830,561
	LyondellBasell Industries NV, Class A	19,965	1,162,163
*	Magnera Corp.	1,539	22,577
	Martin Marietta Materials, Inc.	2,807	1,470,812
	Materion Corp.	3,754	311,620
*	Metallus, Inc.	5,715	72,295
	Minerals Technologies, Inc.	4,401	227,048
	Mosaic Co.	28,502	866,461
*	MP Materials Corp.	3,174	77,636
	Myers Industries, Inc.	5,581	58,600
	NewMarket Corp.	1,553	955,561
	Newmont Corp.	48,361	2,547,657
		Shares	Value†
MATERIALS — (Continued)
*	Nexa Resources SA	11,001	$64,246
	Northern Technologies International Corp.	1,079	8,039
	Nucor Corp.	21,412	2,555,950
*	O-I Glass, Inc.	11,203	141,830
	Packaging Corp. of America	9,159	1,700,002
*	Perimeter Solutions, Inc.	7,733	78,335
	PPG Industries, Inc.	10,759	1,171,225
	Quaker Chemical Corp.	1,172	124,162
	Radius Recycling, Inc.	5,467	160,347
*	Ranpak Holdings Corp.	9,250	38,017
*	Rayonier Advanced Materials, Inc.	15,838	67,470
	Reliance, Inc.	5,364	1,546,066
††	Resolute Forest Products, Inc.	12,553	3,343
	Royal Gold, Inc.	5,346	976,768
	RPM International, Inc.	13,525	1,443,794
	Ryerson Holding Corp.	3,589	83,911
	Scotts Miracle-Gro Co.	4,302	216,735
	Sealed Air Corp.	16,514	455,126
	Sensient Technologies Corp.	6,028	566,331
	Sherwin-Williams Co.	8,420	2,971,586
	Silgan Holdings, Inc.	18,127	936,260
	Smurfit WestRock PLC	18,965	796,909
	Sonoco Products Co.	11,660	478,060
#	Southern Copper Corp.	5,675	508,026
	Steel Dynamics, Inc.	18,048	2,341,006
	Stepan Co.	2,698	136,411
	Sylvamo Corp.	5,906	352,116
*	Tredegar Corp.	2,020	15,695
	TriMas Corp.	6,422	154,449
	U.S. Lime & Minerals, Inc.	3,000	280,530
	Vulcan Materials Co.	6,953	1,823,980
	Westlake Corp.	3,759	347,444
	Worthington Steel, Inc.	9,015	231,325
TOTAL MATERIALS			61,342,187
REAL ESTATE — (0.5%)
*	AMREP Corp.	1,504	33,915

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Anywhere Real Estate, Inc.	7,200	$24,912
*	CBRE Group, Inc., Class A	14,192	1,733,979
*	Compass, Inc., Class A	10,266	79,253
*	CoStar Group, Inc.	16,053	1,190,651
*	Cushman & Wakefield PLC	34,988	327,838
	eXp World Holdings, Inc.	5,362	49,116
*	Five Point Holdings LLC, Class A	105	552
*	Forestar Group, Inc.	6,215	119,701
*	FRP Holdings, Inc.	2,900	77,096
*	Howard Hughes Holdings, Inc.	6,943	461,918
*	Jones Lang LaSalle, Inc.	5,248	1,193,448
	Kennedy-Wilson Holdings, Inc.	17,255	110,432
	Marcus & Millichap, Inc.	8,399	255,330
*	Maui Land & Pineapple Co., Inc.	848	13,169
*	Millrose Properties, Inc.	8,728	218,549
	Newmark Group, Inc., Class A	29,807	327,579
*	Rafael Holdings, Inc., Class B	1,879	2,969
*	RE/MAX Holdings, Inc., Class A	1,315	10,060
	RMR Group, Inc., Class A	1,332	19,554
*	Seaport Entertainment Group, Inc.	1,748	33,474
	St. Joe Co.	7,661	324,213
*	Stratus Properties, Inc.	889	14,108
*	Tejon Ranch Co.	3,436	58,171
*	Zillow Group, Inc. (Z US), Class C	17,587	1,184,133
*	Zillow Group, Inc. (ZG US), Class A	5,612	370,280
TOTAL REAL ESTATE			8,234,400
UTILITIES — (1.1%)
	American States Water Co.	4,161	337,499
	American Water Works Co., Inc.	6,505	956,300
		Shares	Value†
UTILITIES — (Continued)
	Artesian Resources Corp., Class A	900	$31,968
	Atmos Energy Corp.	6,376	1,024,177
	Brookfield Renewable Corp.	10,889	309,901
	California Water Service Group	4,692	237,650
	CenterPoint Energy, Inc.	26,711	1,035,853
	Chesapeake Utilities Corp.	1,966	258,863
	Clearway Energy, Inc. (CWEN US), Class C	7,141	209,517
	Clearway Energy, Inc. (CWENA US), Class A	4,357	119,164
	Consolidated Edison, Inc.	11,925	1,344,544
	Consolidated Water Co. Ltd.	959	22,287
	Constellation Energy Corp.	5,311	1,186,690
	Edison International	9,231	493,951
	Essential Utilities, Inc.	11,738	482,784
	Eversource Energy	8,654	514,740
	Exelon Corp.	30,258	1,419,100
	Genie Energy Ltd., Class B	2,801	41,371
	Global Water Resources, Inc.	1,359	14,174
	MDU Resources Group, Inc.	13,927	238,709
	Middlesex Water Co.	1,498	94,554
	New Jersey Resources Corp.	14,903	729,353
	NiSource, Inc.	18,700	731,357
	Northwest Natural Holding Co.	3,500	150,850
	NRG Energy, Inc.	24,899	2,728,432
	ONE Gas, Inc.	3,622	284,363
	Ormat Technologies, Inc.	6,506	472,336
	Public Service Enterprise Group, Inc.	15,919	1,272,406
*	Pure Cycle Corp.	2,551	25,255
	RGC Resources, Inc.	150	3,145
	Sempra	19,399	1,440,764
	SJW Group	2,694	152,857
	Southwest Gas Holdings, Inc.	5,374	388,056
	Spire, Inc.	4,326	331,112
	UGI Corp.	6,815	223,464

U.S. Social Core Equity 2 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Unitil Corp.	1,532	$89,867
York Water Co.	1,162	40,902
TOTAL UTILITIES		19,438,315
TOTAL COMMON STOCKS		1,770,847,609
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» M-Tron Industries, Inc. Warrants 02/28/2028	138	241
TOTAL RIGHTS/WARRANTS		241
TOTAL INVESTMENT SECURITIES (Cost $893,196,733)		1,770,847,850

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	3,994,267	$3,994,267
SECURITIES LENDING COLLATERAL — (1.3%)
@»§	The DFA Short Term Investment Fund	1,946,406	22,510,191
TOTAL INVESTMENTS — (100.0%)
(Cost $919,701,902)			$1,797,352,308
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$164,164,083	—	—	$164,164,083
Consumer Discretionary	200,969,616	—	—	200,969,616
Consumer Staples	109,235,565	$27,130	—	109,262,695
Energy	34,580,740	—	—	34,580,740
Financials	349,465,299	864	—	349,466,163
Health Care	84,324,759	—	$58,580	84,383,339
Industrials	245,365,696	—	15	245,365,711
Information Technology	493,640,360	—	—	493,640,360
Materials	61,338,844	—	3,343	61,342,187
Real Estate	8,234,400	—	—	8,234,400
Utilities	19,438,315	—	—	19,438,315
Rights/Warrants
Information Technology	—	241	—	241
Temporary Cash Investments	3,994,267	—	—	3,994,267
Securities Lending Collateral	—	22,510,191	—	22,510,191
Total Investments in Securities	$1,774,751,944	$22,538,426	$61,938˂˃	$1,797,352,308

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.5%)
AUSTRALIA — (5.3%)
	Accent Group Ltd.	106,242	$126,090
	Acrow Ltd.	66,204	44,079
	Adairs Ltd.	56,850	85,975
*	Alkane Resources Ltd.	83,562	42,998
#*	Alliance Aviation Services Ltd.	9,879	17,350
	ALS Ltd.	85,554	938,738
	Amotiv Ltd.	34,915	173,131
	AMP Ltd.	618,422	510,789
*	Amplitude Energy Ltd.	283,427	33,532
	Ampol Ltd.	47,671	723,847
	Ansell Ltd.	39,399	764,323
	ANZ Group Holdings Ltd.	123,939	2,369,993
	APA Group	116,953	615,404
#*	Appen Ltd.	20,538	10,541
#*	Arafura Rare Earths Ltd. (ARU AU)	334,462	43,780
#	ARB Corp. Ltd.	17,802	358,746
#	ARN Media Ltd.	64,154	22,982
	ASX Ltd.	4,683	212,055
	Atlas Arteria Ltd.	114,430	379,033
	AUB Group Ltd.	16,277	332,367
#*	Audinate Group Ltd.	2,000	7,851
*	Aurelia Metals Ltd.	350,163	65,913
	Aurizon Holdings Ltd.	472,171	924,376
	Aussie Broadband Ltd.	40,253	105,750
#	Austin Engineering Ltd.	63,383	17,700
	Australian Clinical Labs Ltd.	54,027	107,867
	Australian Ethical Investment Ltd.	22,186	73,613
#	Australian Finance Group Ltd.	46,965	54,734
	Baby Bunting Group Ltd.	28,930	29,002
	Bank of Queensland Ltd.	172,638	824,668
	Bapcor Ltd.	78,851	256,197
	Beach Energy Ltd.	300,380	226,105
#	Beacon Lighting Group Ltd.	6,927	14,668
	Bega Cheese Ltd.	75,045	271,466
	Bell Financial Group Ltd.	31,306	25,675
		Shares	Value»
AUSTRALIA — (Continued)
*	Bellevue Gold Ltd.	243,459	$141,734
	Bendigo & Adelaide Bank Ltd.	100,006	715,426
*	Black Cat Syndicate Ltd. (BC8 AU)	23,354	14,779
	BlueScope Steel Ltd.	84,768	1,298,346
	Brambles Ltd.	132,503	1,741,309
	Bravura Solutions Ltd.	64,933	91,293
#	Breville Group Ltd.	19,638	360,069
*	Capricorn Metals Ltd.	101,609	601,166
	CAR Group Ltd.	9,900	211,309
#*	Carnarvon Energy Ltd.	459,128	32,384
#*	Catapult Group International Ltd.	10,074	26,382
	Cedar Woods Properties Ltd.	21,211	76,060
#*	Cettire Ltd.	67,541	19,420
	Challenger Ltd.	135,337	613,234
	Champion Iron Ltd.	97,976	286,410
#*	Chrysos Corp. Ltd.	6,108	15,036
	Civmec Australia Ltd.	38,500	21,683
	Cleanaway Waste Management Ltd.	422,022	702,332
#	Clinuvel Pharmaceuticals Ltd.	5,875	42,791
*	Coast Entertainment Holdings Ltd.	99,253	25,733
	Cochlear Ltd.	4,511	790,014
	Codan Ltd.	29,559	297,728
#	COG Financial Services Ltd.	13,514	12,328
#*	Cogstate Ltd.	10,170	8,682
	Coles Group Ltd.	108,303	1,470,734
	Collins Foods Ltd.	32,032	168,635
	Commonwealth Bank of Australia	41,177	4,389,019
	Computershare Ltd.	40,286	1,052,730
	Credit Corp. Group Ltd.	17,766	153,729
	Data#3 Ltd.	35,101	163,469
#*	Deep Yellow Ltd.	142,770	103,839
	Deterra Royalties Ltd.	54,769	127,696
	Dicker Data Ltd.	17,623	95,219
	Domain Holdings Australia Ltd.	49,617	136,425
#	Domino's Pizza Enterprises Ltd.	11,223	181,378

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Downer EDI Ltd.	198,482	$724,791
#	Duratec Ltd.	16,418	18,014
#	Eagers Automotive Ltd.	33,994	401,194
*††	Elanor Investor Group	20,923	8,309
	Elders Ltd.	45,849	185,714
*	Emeco Holdings Ltd.	92,682	45,206
*	Emerald Resources NL	116,059	298,010
#*	EML Payments Ltd.	83,082	51,999
	Enero Group Ltd.	29,929	13,798
#	EQT Holdings Ltd.	3,886	80,758
#	Euroz Hartleys Group Ltd.	26,027	14,233
	Evolution Mining Ltd.	412,185	2,067,116
	EVT Ltd.	26,613	239,579
#*	Fenix Resources Ltd.	123,836	22,526
	Finbar Group Ltd.	8,281	4,066
#††	Firefinch Ltd.	64,123	1,540
*	FleetPartners Group Ltd.	80,526	143,687
	Fleetwood Ltd.	27,378	50,972
#	Flight Centre Travel Group Ltd.	38,503	315,925
	Fortescue Ltd.	172,609	1,782,652
	G8 Education Ltd.	293,389	235,892
#	Generation Development Group Ltd.	8,786	23,237
	Gold Road Resources Ltd.	313,293	607,832
	GR Engineering Services Ltd.	13,879	24,979
	GrainCorp Ltd., Class A	60,232	256,440
	Grange Resources Ltd.	182,933	23,446
	GWA Group Ltd.	67,052	101,925
	Hafnia Ltd.	21,612	99,623
	Hansen Technologies Ltd.	40,406	140,211
	Harvey Norman Holdings Ltd.	187,170	625,775
	Helia Group Ltd.	115,071	356,650
#	Helloworld Travel Ltd.	7,605	6,931
	Horizon Oil Ltd.	274,967	32,567
	HUB24 Ltd.	5,445	251,552
#	Humm Group Ltd.	123,700	40,442
#	IDP Education Ltd.	33,142	187,960
#	IGO Ltd.	66,005	165,382
	Iluka Resources Ltd.	103,564	274,382
#	Imdex Ltd.	127,237	240,706
#*	Immutep Ltd. (IMM AU)	157,524	27,184
		Shares	Value»
AUSTRALIA — (Continued)
	Infomedia Ltd.	73,305	$58,182
	Inghams Group Ltd.	102,783	225,646
*	Insignia Financial Ltd.	146,460	352,917
	Insurance Australia Group Ltd.	369,883	1,942,801
#	Integral Diagnostics Ltd.	63,359	97,982
#*	ioneer Ltd.	78,000	7,225
#	IPD Group Ltd.	5,381	13,785
	IPH Ltd.	47,396	138,437
	IRESS Ltd.	37,693	191,947
	IVE Group Ltd.	30,663	51,721
	JB Hi-Fi Ltd.	16,235	1,075,857
#	Johns Lyng Group Ltd.	41,722	59,336
*	Judo Capital Holdings Ltd.	86,443	98,555
#	Jupiter Mines Ltd.	167,530	16,062
#	Karoon Energy Ltd.	226,663	208,654
*	Kelly Partners Group Holdings Ltd.	2,398	17,958
#	Kelsian Group Ltd.	35,150	61,067
#	Kogan.com Ltd.	12,896	37,157
	Korvest Ltd.	1,524	9,438
	Lendlease Corp. Ltd.	157,821	531,780
#††	Leo Lithium Ltd.	45,802	0
#	Lifestyle Communities Ltd.	23,922	109,272
#	Lindsay Australia Ltd.	42,529	19,351
	Lovisa Holdings Ltd.	18,314	292,374
	Lycopodium Ltd.	5,847	40,575
*	Lynas Rare Earths Ltd.	72,225	394,836
	MA Financial Group Ltd.	23,258	98,760
#	Maas Group Holdings Ltd.	13,779	34,892
	Macmahon Holdings Ltd.	251,756	43,642
	Macquarie Group Ltd.	9,436	1,166,089
#*	Macquarie Technology Group Ltd.	2,375	90,370
#	Mader Group Ltd.	1,542	6,292
	Magellan Financial Group Ltd.	48,582	238,176
	McMillan Shakespeare Ltd.	17,072	167,263
	Medibank Pvt Ltd.	245,365	729,893
*	Megaport Ltd.	15,801	116,241
#*	Mesoblast Ltd. (MSB AU)	118,754	136,710
*	Metals X Ltd.	186,167	67,315
#*	Mineral Resources Ltd.	24,675	324,501

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Monadelphous Group Ltd.	22,768	$235,438
	Monash IVF Group Ltd.	93,983	50,600
#*	Mount Gibson Iron Ltd.	173,579	34,490
	Myer Holdings Ltd.	345,926	159,586
#	MyState Ltd.	43,370	108,333
*	Nanosonics Ltd.	4,998	15,347
	National Australia Bank Ltd.	172,459	3,982,200
	Navigator Global Investments Ltd.	89,839	100,700
	Netwealth Group Ltd.	36,369	653,443
	nib holdings Ltd.	114,540	499,697
#	Nick Scali Ltd.	20,475	233,165
	Nine Entertainment Co. Holdings Ltd.	283,777	260,070
	Northern Star Resources Ltd.	168,074	2,064,566
#*	Novonix Ltd.	31,323	8,547
	Nufarm Ltd.	92,167	227,548
*	Nuix Ltd.	34,737	54,175
	Objective Corp. Ltd.	4,722	47,334
*	OFX Group Ltd.	53,605	38,865
*	Omni Bridgeway Ltd.	45,736	42,764
	oOh!media Ltd.	126,515	123,950
	Orica Ltd.	118,489	1,229,898
	Orora Ltd.	269,220	311,924
	Pacific Current Group Ltd.	12,386	88,034
*	Pantoro Gold Ltd.	19,208	35,804
	Peet Ltd.	95,638	87,078
	Perenti Ltd.	251,150	219,647
#	Perpetual Ltd.	20,604	218,886
*	PEXA Group Ltd.	32,471	250,189
#*	Pilbara Minerals Ltd.	227,679	219,354
	Pinnacle Investment Management Group Ltd.	6,913	79,725
#	Platinum Asset Management Ltd.	107,679	39,216
	Praemium Ltd.	43,406	20,654
	Premier Investments Ltd.	25,068	333,912
	Pro Medicus Ltd.	7,858	1,152,221
#	Propel Funeral Partners Ltd.	13,803	45,682
	PWR Holdings Ltd.	15,753	69,052
	Qantas Airways Ltd.	59,151	334,435
	QBE Insurance Group Ltd.	244,228	3,375,212
*	Qoria Ltd.	46,755	11,786
	Qube Holdings Ltd.	274,185	694,156
		Shares	Value»
AUSTRALIA — (Continued)
	Ramelius Resources Ltd.	336,143	$565,663
	REA Group Ltd.	3,826	607,874
#*	ReadyTech Holdings Ltd.	5,650	7,618
#	Reece Ltd.	19,071	192,317
	Regis Healthcare Ltd.	36,443	159,400
*	Regis Resources Ltd.	256,312	741,021
	Reject Shop Ltd.	5,557	23,197
	Reliance Worldwide Corp. Ltd.	153,854	413,602
	Resimac Group Ltd.	15,412	8,402
*	Resolute Mining Ltd.	684,974	223,601
#*	Retail Food Group Ltd.	6,209	6,958
	Ridley Corp. Ltd.	79,105	119,577
	Rio Tinto Ltd.	38,117	2,851,808
*	RPMGlobal Holdings Ltd.	30,765	54,274
*	Sandfire Resources Ltd.	157,817	1,005,119
	Santos Ltd.	16,219	62,352
	SEEK Ltd.	27,453	373,745
*	Select Harvests Ltd.	39,512	129,525
	Servcorp Ltd.	19,474	62,959
	Service Stream Ltd.	178,284	213,527
#*	Seven West Media Ltd.	229,807	20,567
	SGH Ltd.	29,156	953,535
	Shaver Shop Group Ltd.	27,345	22,287
#	Sigma Healthcare Ltd.	449,343	867,084
*	Silver Mines Ltd.	112,342	7,928
	Sims Ltd. (SGM AU)	45,692	426,489
	SmartGroup Corp. Ltd.	30,574	153,323
	Solvar Ltd.	51,879	53,823
	Sonic Healthcare Ltd.	46,266	772,502
	Southern Cross Electrical Engineering Ltd.	71,652	85,931
#*	Southern Cross Media Group Ltd.	72,250	30,855
*††	SpeedCast International Ltd.	76,667	0
	SRG Global Ltd.	246,151	203,733
#*	St Barbara Ltd.	289,296	53,689
	Steadfast Group Ltd.	159,232	598,372
#	Step One Clothing Ltd.	11,932	7,241
	Suncorp Group Ltd.	85,860	1,116,531
	Super Retail Group Ltd.	45,712	392,041

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Superloop Ltd.	116,123	$185,711
#*	Syrah Resources Ltd.	136,351	21,819
	Technology One Ltd.	52,874	1,020,583
	Telstra Group Ltd. (TLS AU)	346,858	1,001,066
*	Temple & Webster Group Ltd.	2,199	25,094
	TPG Telecom Ltd.	74,851	242,372
	Transurban Group	126,143	1,136,722
#*	Tyro Payments Ltd.	56,063	29,015
*	Vault Minerals Ltd.	1,659,148	456,547
	Ventia Services Group Pty. Ltd.	231,378	626,453
Ω	Viva Energy Group Ltd.	275,547	302,971
*	WEB Travel Group Ltd.	41,618	114,443
*	Webjet Group Ltd.	41,618	17,048
	Wesfarmers Ltd.	52,128	2,611,417
*	West African Resources Ltd.	465,998	713,168
	Westgold Resources Ltd.	154,708	293,903
	Westpac Banking Corp.	124,431	2,611,205
	WiseTech Global Ltd.	9,022	513,017
	Woolworths Group Ltd.	57,381	1,158,100
	Worley Ltd.	64,017	510,029
	XRF Scientific Ltd.	14,736	14,447
#*	Zip Co. Ltd.	76,741	85,970
TOTAL AUSTRALIA			91,503,376
AUSTRIA — (0.7%)
	Agrana Beteiligungs AG	3,424	46,127
*	ams-OSRAM AG	22,532	200,026
	ANDRITZ AG	16,089	1,156,151
#*	AT&S Austria Technologie & Systemtechnik AG	7,195	116,514
Ω	BAWAG Group AG	16,534	1,812,259
	CA Immobilien Anlagen AG	6,148	166,444
*	CPI Europe AG	4,484	88,705
	Erste Group Bank AG	27,138	1,837,829
*	Eurotelesites AG	12,379	70,290
	EVN AG	10,282	269,072
	Fabasoft AG	1,317	25,684
*	FACC AG	1,800	14,302
*	Immofinanz AG (IIA AV)	11,635	0
	Kontron AG	9,345	227,084
*	Lenzing AG	2,438	76,674
		Shares	Value»
AUSTRIA — (Continued)
	Oesterreichische Post AG	6,530	$220,157
	OMV AG	37,618	1,944,986
	Palfinger AG	3,228	105,212
	Porr AG	4,391	153,754
	Raiffeisen Bank International AG	13,015	347,647
	Schoeller-Bleckmann Oilfield Equipment AG	2,204	78,312
	Semperit AG Holding	1,531	22,673
	Strabag SE (STR AV)	2,875	252,231
	Telekom Austria AG	37,674	397,982
*	UBM Development AG	1,080	23,652
	UNIQA Insurance Group AG	12,216	141,555
	Verbund AG	5,027	386,330
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,607	456,932
	voestalpine AG	29,477	776,779
	Wienerberger AG	22,532	791,141
	Zumtobel Group AG	7,953	41,709
TOTAL AUSTRIA			12,248,213
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	7,101	1,736,815
	Ageas SA	40,170	2,519,311
*	AGFA-Gevaert NV	41,313	42,910
	Azelis Group NV	18,902	292,887
	Barco NV	6,310	86,339
	Bekaert SA	9,714	374,829
#	bpost SA	3,170	5,084
	Cie d'Entreprises CFE	2,314	20,181
	Colruyt Group NV	11,311	543,920
	Deceuninck NV	31,883	77,385
	Deme Group NV	2,106	315,682
	D'ieteren Group	1,872	373,840
	Econocom Group SA NV	24,500	50,808
#	Elia Group SA	5,215	565,408
	EVS Broadcast Equipment SA	2,765	115,664
	Fagron	15,426	359,596
	Gimv NV	7,375	332,094
	Greenyard NV	3,776	30,533
#*	Immobel SA	938	19,249
	Ion Beam Applications	2,271	27,054
	Jensen-Group NV	968	47,111

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	KBC Group NV	39,376	$3,630,812
#	Kinepolis Group NV	3,384	116,645
	Lotus Bakeries NV	106	1,019,198
	Melexis NV	4,507	270,458
*	Ontex Group NV	16,508	135,518
	Proximus SADP	30,876	237,147
	Recticel SA	8,658	104,841
	Sipef NV	865	62,901
	Syensqo SA	19,322	1,382,156
	Tessenderlo Group SA	5,993	177,375
	UCB SA	7,933	1,454,429
	Umicore SA	36,007	327,305
#	Van de Velde NV	1,542	57,692
	VGP NV	3,266	302,191
#*Ω	X-Fab Silicon Foundries SE	13,964	77,862
TOTAL BELGIUM			17,293,230
CANADA — (10.6%)
#*	5N Plus, Inc.	25,189	121,322
	Acadian Timber Corp.	3,200	40,087
*	ACT Energy Technologies Ltd.	3,429	12,062
	ADENTRA, Inc.	5,075	99,431
	Aecon Group, Inc.	15,990	187,203
	Ag Growth International, Inc.	5,000	120,485
	AGF Management Ltd., Class B	15,987	118,981
	Agnico Eagle Mines Ltd. (AEM CN)	29,061	3,415,606
	Agnico Eagle Mines Ltd. (AEM US)	18,919	2,224,496
#*	Aimia, Inc.	17,250	32,533
#*	Air Canada	47,621	482,566
	Alamos Gold, Inc. (AGI CN), Class A	34,583	988,620
	Alamos Gold, Inc. (AGI US), Class A	45,229	1,289,918
	Alimentation Couche-Tard, Inc.	40,418	2,109,734
	AltaGas Ltd.	55,064	1,629,632
	Altus Group Ltd.	4,016	149,559
	Amerigo Resources Ltd.	45,106	56,603
	Andlauer Healthcare Group, Inc.	4,998	193,960
*	Aritzia, Inc.	24,926	876,731
*	Ascot Resources Ltd.	34,500	3,128
	Atco Ltd., Class I	11,767	442,393
	AtkinsRealis Group, Inc.	22,030	1,090,953
#*	ATS Corp. (ATS CN)	8,165	205,754
		Shares	Value»
CANADA — (Continued)
#*	ATS Corp. (ATS US)	3,800	$95,608
	Aura Minerals, Inc.	900	18,606
#*	AutoCanada, Inc.	4,621	52,257
	B2Gold Corp. (BTG US)	114,500	356,095
	B2Gold Corp. (BTO CN)	214,589	670,881
	Badger Infrastructure Solution	9,086	258,884
#*	Ballard Power Systems, Inc. (BLDP US)	36,179	44,138
	Bank of Montreal (BMO CN)	3,856	369,461
	Bank of Montreal (BMO US)	34,435	3,287,854
	Bank of Nova Scotia (BNS CN)	17,678	884,541
	Bank of Nova Scotia (BNS US)	33,442	1,671,431
#	BCE, Inc. (BCE CN)	548	12,180
	BCE, Inc. (BCE US)	4,334	96,432
	Bird Construction, Inc.	19,030	291,399
	Black Diamond Group Ltd.	15,142	89,407
	BMTC Group, Inc.	3,210	27,359
*	Bombardier, Inc. (BBD/A CN), Class A	256	17,019
*	Bombardier, Inc. (BBD/B CN), Class B	18,714	1,236,911
*	Bonterra Energy Corp.	6,000	13,797
	Boralex, Inc., Class A	21,134	469,406
	Boyd Group Services, Inc.	5,394	774,708
	Brookfield Corp. (BN US)	22,366	1,200,383
#	Brookfield Infrastructure Corp., Class A	16,515	618,587
#	BRP, Inc. (DOO CN)	5,068	171,678
	BRP, Inc. (DOOO US)	1,277	43,278
*	Calfrac Well Services Ltd.	12,400	29,772
	Calian Group Ltd.	1,700	58,673
#	Cameco Corp. (CCJ US)	9,683	437,187
	Cameco Corp. (CCO CN)	58	2,618

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canaccord Genuity Group, Inc.	29,719	$182,160
#*	Canada Goose Holdings, Inc. (GOOS CN)	4,613	38,615
	Canadian Imperial Bank of Commerce (CM CN)	27,286	1,720,962
#	Canadian Imperial Bank of Commerce (CM US)	34,328	2,160,948
	Canadian National Railway Co. (CNI US)	21,783	2,109,030
	Canadian National Railway Co. (CNR CN)	99	9,588
	Canadian Pacific Kansas City Ltd. (CP CN)	534	38,785
	Canadian Pacific Kansas City Ltd. (CP US)	16,270	1,179,087
#	Canadian Tire Corp. Ltd., Class A	14,115	1,544,807
	Canadian Utilities Ltd., Class A	13,615	381,113
*	Canfor Corp.	18,632	177,995
#*	Capstone Copper Corp.	101,775	490,197
	Cascades, Inc.	28,823	184,613
	CCL Industries, Inc., Class B	27,956	1,460,866
#*	Celestica, Inc. (CLS US)	35,134	2,998,687
	Centerra Gold, Inc.	69,003	461,989
	CES Energy Solutions Corp.	73,300	323,273
	CGI, Inc. (GIB US)	12,994	1,378,144
	CGI, Inc. (GIBA CN)	6,491	688,274
	China Gold International Resources Corp. Ltd. (CGG CN)	56,934	355,579
	CI Financial Corp.	33,144	751,306
*	Cineplex, Inc.	6,196	44,360
*	Cipher Pharmaceuticals, Inc.	3,000	29,421
#	Cogeco Communications, Inc.	3,747	184,279
	Cogeco, Inc.	1,876	87,255
		Shares	Value»
CANADA — (Continued)
*	Colabor Group, Inc.	14,700	$10,556
	Colliers International Group, Inc. (CIGI CN)	820	98,030
	Colliers International Group, Inc. (CIGI US)	4,736	565,336
	Computer Modelling Group Ltd.	23,159	133,551
	Constellation Software, Inc.	1,052	3,791,313
*	Culico Metals, Inc.	6,502	590
	Definity Financial Corp.	21,289	1,062,597
#	dentalcorp Holdings Ltd.	14,105	86,046
*	Descartes Systems Group, Inc. (DSGX US)	4,255	448,434
	Dexterra Group, Inc.	13,572	84,468
*	Docebo, Inc.	2,716	85,070
	Dollarama, Inc.	24,451	3,016,912
#	Doman Building Materials Group Ltd.	28,370	141,582
	Dominion Lending Centres, Inc.	2,100	12,110
*	Dorel Industries, Inc., Class B	8,016	9,652
	DREAM Unlimited Corp., Class A	9,274	127,876
	Dundee Precious Metals, Inc.	83,885	1,099,523
	Dye & Durham Ltd.	4,990	32,359
	Dynacor Group, Inc.	9,100	31,354
	ECN Capital Corp.	7,800	15,786
	E-L Financial Corp. Ltd.	300	294,255
*	Eldorado Gold Corp. (EGO US)	28,305	533,259
*	Eldorado Gold Corp. (ELD CN)	36,906	694,434
	Element Fleet Management Corp.	103,182	2,259,586
	Empire Co. Ltd., Class A	32,164	1,194,543
	Enbridge, Inc. (ENB CN)	23,766	1,111,425
	Enbridge, Inc. (ENB US)	33,548	1,566,356
*	Endeavour Silver Corp. (EXK US)	34,697	126,297

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Enerflex Ltd. (EFX CN)	8,801	$57,584
	Enerflex Ltd. (EFXT US)	6,515	42,673
	Enghouse Systems Ltd.	10,352	188,102
*	Ensign Energy Services, Inc.	45,817	59,822
#	EQB, Inc.	9,000	622,218
*	Equinox Gold Corp. (EQX CN)	11,142	74,921
*	Equinox Gold Corp. (EQX US)	66,442	445,161
#*	ERO Copper Corp. (ERO CN)	11,587	144,732
*	ERO Copper Corp. (ERO US)	16,885	210,556
	Evertz Technologies Ltd.	7,706	61,319
#	Exchange Income Corp.	6,358	233,640
	Exco Technologies Ltd.	6,801	28,120
	Extendicare, Inc.	21,418	214,398
	Fairfax Financial Holdings Ltd.	1,436	2,241,914
	Fiera Capital Corp.	22,653	104,014
	Finning International, Inc.	38,030	1,073,370
*	Firan Technology Group Corp.	3,300	21,544
	Firm Capital Mortgage Investment Corp.	9,400	80,731
	First Majestic Silver Corp. (AG US)	55,707	348,726
#*	First Mining Gold Corp.	44,500	5,326
#	First National Financial Corp.	4,925	133,753
*	First Quantum Minerals Ltd.	73,823	991,197
	FirstService Corp. (FSV CN)	1,700	298,369
	FirstService Corp. (FSV US)	3,742	656,833
#	Fortis, Inc. (FTS CN)	22,800	1,129,085
*	Fortuna Mining Corp. (FSM US)	37,710	235,688
*	Fortuna Mining Corp. (FVI CN)	36,107	225,244
	Freehold Royalties Ltd.	28,342	234,573
*	Galiano Gold, Inc.	24,802	33,643
		Shares	Value»
CANADA — (Continued)
*	GDI Integrated Facility Services, Inc.	3,200	$72,909
	George Weston Ltd.	7,389	1,439,638
	GFL Environmental, Inc.	16,227	809,727
	Gibson Energy, Inc.	42,524	669,045
	Gildan Activewear, Inc. (GIL CN)	2,100	96,774
	Gildan Activewear, Inc. (GIL US)	29,311	1,351,823
	goeasy Ltd.	3,750	423,391
*	GoGold Resources, Inc.	39,468	50,673
	Great-West Lifeco, Inc.	10,725	417,066
*	Greenfire Resources Ltd.	1,600	7,456
	Guardian Capital Group Ltd., Class A	5,228	152,638
*	Haivision Systems, Inc.	5,100	15,020
	Hammond Power Solutions, Inc.	2,300	153,155
	High Liner Foods, Inc.	5,650	69,426
*	HLS Therapeutics, Inc.	700	2,153
	Hudbay Minerals, Inc. (HBM CN)	57,861	420,965
	Hudbay Minerals, Inc. (HBM US)	58,799	427,469
Ω	Hydro One Ltd.	18,600	715,613
	iA Financial Corp., Inc.	24,300	2,360,551
*	IAMGOLD Corp. (IAG US)	47,139	333,744
*	IAMGOLD Corp. (IMG CN)	123,812	877,443
	IGM Financial, Inc.	17,564	558,160
	Information Services Corp.	3,800	73,541
	Innergex Renewable Energy, Inc.	28,389	279,652
	Intact Financial Corp.	10,632	2,361,236
*	Interfor Corp.	14,669	141,306
#*	Ivanhoe Mines Ltd., Class A	13,175	116,975
Ω	Jamieson Wellness, Inc.	5,532	128,208
*	Journey Energy, Inc.	5,500	5,306
*	K92 Mining, Inc.	60,653	557,870
	K-Bro Linen, Inc.	2,121	53,863
	Keyera Corp.	44,869	1,392,677
*	Kinaxis, Inc.	1,366	184,449

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Kinross Gold Corp. (K CN)	380,521	$5,617,004
	Kinross Gold Corp. (KGC US)	9,617	141,947
*	Kiwetinohk Energy Corp.	1,200	12,630
*	Knight Therapeutics, Inc.	21,422	94,477
	KP Tissue, Inc.	3,500	20,285
	Labrador Iron Ore Royalty Corp.	16,209	351,081
#*	Largo, Inc. (LGO CN)	4,043	6,218
	Laurentian Bank of Canada	11,551	229,244
	Leon's Furniture Ltd.	8,006	133,569
#*	Lightspeed Commerce, Inc. (LSPD US)	36,486	357,563
	Linamar Corp.	12,454	457,020
	Loblaw Cos. Ltd.	10,211	1,657,706
*	Lucara Diamond Corp.	114,752	29,133
	Lundin Gold, Inc.	31,311	1,277,105
#	Lundin Mining Corp.	189,206	1,548,124
	Magellan Aerospace Corp.	4,737	46,731
#	Magna International, Inc. (MG CN)	12,585	437,271
#	Magna International, Inc. (MGA US)	37,033	1,287,267
	Mainstreet Equity Corp.	900	121,552
*	Major Drilling Group International, Inc.	19,412	122,786
*	Mandalay Resources Corp.	5,100	19,903
	Manulife Financial Corp. (MFC US)	81,663	2,500,521
	Maple Leaf Foods, Inc.	17,585	321,826
	Martinrea International, Inc.	20,136	107,209
#*	Mattr Corp.	16,371	113,051
*	MDA Space Ltd.	10,609	207,086
	Medical Facilities Corp.	6,857	72,370
	Melcor Developments Ltd.	3,200	28,063
	Metro, Inc.	19,368	1,492,599
	Morguard Corp.	700	58,895
	MTY Food Group, Inc.	5,624	176,928
#	Mullen Group Ltd.	21,578	205,199
		Shares	Value»
CANADA — (Continued)
	National Bank of Canada	63,554	$5,581,875
	Neo Performance Materials, Inc.	3,400	27,647
*	New Gold, Inc. (NGD CN)	152,827	608,603
*	New Gold, Inc. (NGD US)	93,356	371,557
*	NFI Group, Inc.	17,971	151,214
	North American Construction Group Ltd. (NOA CN)	7,400	112,723
	North West Co., Inc.	13,509	541,889
	Northland Power, Inc.	66,686	906,012
	Nutrien Ltd. (NTR CN)	1,300	74,213
	Nutrien Ltd. (NTR US)	54,316	3,098,737
	OceanaGold Corp.	203,665	720,938
	Onex Corp.	17,120	1,212,160
	Open Text Corp. (OTEX CN)	1,630	44,126
#	Open Text Corp. (OTEX US)	27,503	745,331
*	Orla Mining Ltd. (ORLA US)	14,309	157,399
	Osisko Gold Royalties Ltd. (OR CN)	5,289	126,768
	Osisko Gold Royalties Ltd. (OR US)	25,608	615,360
	Pan American Silver Corp. (PAAS CN)	17,203	433,132
	Pan American Silver Corp. (PAAS US)	69,527	1,750,686
	Parkland Corp.	35,725	899,992
	Pason Systems, Inc.	19,604	156,138
	Pembina Pipeline Corp. (PBA US)	48,004	1,833,753
	PHX Energy Services Corp.	13,038	71,593
	Pizza Pizza Royalty Corp.	7,900	81,945
	Polaris Renewable Energy, Inc.	6,500	56,438
	PrairieSky Royalty Ltd.	38,224	643,536
*	Precision Drilling Corp. (PD CN)	998	41,764
*	Precision Drilling Corp. (PDS US)	3,634	151,625
	Premium Brands Holdings Corp.	11,555	657,041
#	Propel Holdings, Inc.	5,900	115,638
*	Quarterhill, Inc.	31,600	32,320

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Quebecor, Inc., Class B	41,685	$1,143,571
	RB Global, Inc. (RBA US)	11,873	1,195,611
#	Restaurant Brands International, Inc. (QSR US)	22,306	1,436,506
	Richelieu Hardware Ltd.	10,888	257,549
	Rogers Communications, Inc. (RCI US), Class B	17,335	452,270
#	Rogers Communications, Inc. (RCIB CN), Class B	17,829	464,801
	Rogers Sugar, Inc.	29,000	118,852
	Royal Bank of Canada (RY CN)	25,032	3,004,530
	Royal Bank of Canada (RY US)	93,869	11,253,016
	Russel Metals, Inc.	18,045	523,575
	Sandstorm Gold Ltd. (SAND US)	52,570	457,359
*	Sangoma Technologies Corp.	1,600	8,983
	Saputo, Inc.	39,692	774,492
	Savaria Corp.	10,074	126,857
#*	Seabridge Gold, Inc. (SA US)	8,910	110,751
#	Secure Waste Infrastructure Corp.	69,338	660,387
*	Shopify, Inc. (SHOP US), Class A	6,770	643,150
	Sienna Senior Living, Inc.	15,782	193,812
*	Source Energy Services Ltd.	3,700	24,370
Ω	Spin Master Corp.	6,831	120,804
	Sprott, Inc. (SII US)	3,051	160,208
*	SSR Mining, Inc. (SSRM CN)	27,376	291,514
*	SSR Mining, Inc. (SSRM US)	22,172	235,910
	Stantec, Inc. (STN CN)	6,501	570,594
	Stantec, Inc. (STN US)	11,124	976,687
	Stella-Jones, Inc.	15,995	784,319
*Ω	STEP Energy Services Ltd.	6,300	17,822
*	Steppe Gold Ltd.	22,000	13,405
		Shares	Value»
CANADA — (Continued)
	StorageVault Canada, Inc.	38,826	$106,176
	Sun Life Financial, Inc. (SLF CN)	32,230	1,920,568
	Sun Life Financial, Inc. (SLF US)	37,024	2,204,779
#*	SunOpta, Inc. (STKL US)	700	3,024
	Superior Plus Corp.	55,940	280,796
	Supremex, Inc.	2,200	6,144
	Sylogist Ltd.	3,900	24,074
#*	Taseko Mines Ltd. (TGB US)	30,417	69,351
*	Taseko Mines Ltd. (TKO CN)	48,479	110,068
	TELUS Corp.	9,014	138,747
*	Tenaz Energy Corp.	3,700	42,164
	TerraVest Industries, Inc.	2,849	296,948
	TFI International, Inc. (TFII CN)	8,716	708,546
	TFI International, Inc. (TFII US)	3,204	260,581
	Thomson Reuters Corp. (TRI US)	4,286	797,110
	Timbercreek Financial Corp.	21,635	108,599
	TMX Group Ltd.	21,591	875,010
*	Torex Gold Resources, Inc.	36,899	1,195,082
	Toromont Industries Ltd.	13,530	1,144,740
#	Toronto-Dominion Bank (TD CN)	7,237	462,431
	Toronto-Dominion Bank (TD US)	70,974	4,526,722
	Total Energy Services, Inc.	11,308	72,674
	Transcontinental, Inc., Class A	22,610	308,333
#	Trican Well Service Ltd.	58,515	171,904
	Triple Flag Precious Metals Corp. (TFPM CN)	1,800	37,355
	Triple Flag Precious Metals Corp. (TFPM US)	7,056	146,692
*	Trisura Group Ltd. (TSU CN)	7,457	204,735
*	Valeura Energy, Inc.	13,661	74,518
	Vecima Networks, Inc.	1,615	11,715

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	VersaBank (VBNK CN)	2,400	$26,618
	VersaBank (VBNK US)	1,100	12,188
*	VerticalScope Holdings, Inc.	3,400	11,591
*††	Victoria Gold Corp./Vancouver	11,300	1,475
*	Vitalhub Corp.	6,200	50,595
	Wajax Corp.	7,419	94,877
*	Wall Financial Corp.	700	6,357
	Waste Connections, Inc. (WCN US)	6,901	1,363,844
*	Well Health Technologies Corp.	26,440	75,948
*	Wesdome Gold Mines Ltd.	46,700	574,519
	West Fraser Timber Co. Ltd. (WFG CN)	16,188	1,198,541
*	Western Forest Products, Inc.	95,411	26,645
*	Westgold Resources Ltd.	54,708	104,368
	Westshore Terminals Investment Corp.	8,046	148,652
#	Wheaton Precious Metals Corp. (WPM US)	5,027	419,855
	Winpak Ltd.	8,205	254,197
	WSP Global, Inc.	9,281	1,645,078
*	Yangarra Resources Ltd.	16,900	10,420
	Yellow Pages Ltd.	2,901	21,296
TOTAL CANADA			183,376,989
DENMARK — (1.6%)
*	ALK-Abello AS	32,472	756,938
	Alm Brand AS	198,447	470,218
	Ambu AS, Class B	49,287	889,655
	AP Moller - Maersk AS (MAERSKA DC), Class A	178	304,213
#	AP Moller - Maersk AS (MAERSKB DC), Class B	281	483,849
*	Bang & Olufsen AS	27,144	53,577
*	Cadeler AS (CADLR NO)	11,820	61,807
*	Cadeler AS (CDLR US), ADR	519	10,832
#	cBrain AS	2,298	59,652
#	Coloplast AS, Class B	14,222	1,609,405
	Columbus AS	25,009	44,742
		Shares	Value»
DENMARK — (Continued)
	Danske Bank AS	61,163	$2,146,060
*	Demant AS	19,244	700,806
*	Dfds AS	8,841	122,955
	DSV AS	14,567	3,087,617
	FLSmidth & Co. AS	14,063	665,774
#	Foroya Banki P	1,197	31,913
#*	GN Store Nord AS	31,954	482,450
*	H&H International AS, Class B	3,579	65,843
*	Huscompagniet AS	250	1,938
#	ISS AS	38,606	968,680
#	Jeudan AS	1,620	48,508
	Jyske Bank AS	15,613	1,280,553
	Matas AS	10,756	221,996
	MT Hoejgaard Holding AS	342	13,341
*Ω	Netcompany Group AS	10,576	477,441
#*	Nilfisk Holding AS	3,833	50,786
*	NKT AS	14,984	1,220,026
#*Ω	NNIT AS	3,366	37,031
*	NTG Nordic Transport Group AS	1,316	50,022
#*Ω	Orsted AS	8,754	348,348
	Pandora AS	18,493	2,752,921
	Parken Sport & Entertainment AS	1,139	23,230
	Per Aarsleff Holding AS	4,795	386,339
	Ringkjoebing Landbobank AS	7,641	1,460,929
	Rockwool AS, Class A	10,550	481,055
	Rockwool AS, Class B	29,990	1,369,048
*	RTX AS	1,768	16,766
	Schouw & Co. AS	3,662	333,790
	Solar AS, Class B	1,575	60,639
	SP Group AS	2,223	91,094
*	Spar Nord Bank AS	24,008	770,430
	Sparekassen Sjaelland-Fyn AS	1,955	84,491
	Sydbank AS	16,028	1,026,439
	TCM Group AS	1,798	21,294
	Tivoli AS	661	61,958
	Tryg AS	56,691	1,352,099
	UIE PLC	3,870	184,987
	Vestas Wind Systems AS	60,651	808,611
TOTAL DENMARK			28,053,096
FINLAND — (1.8%)
	Aktia Bank OYJ	13,319	150,995

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Alandsbanken Abp, Class B	1,334	$55,500
	Alma Media OYJ	6,819	89,309
	Aspo OYJ	9,512	56,100
	Atria OYJ	4,031	59,191
#	Citycon OYJ	11,056	44,395
	Digia OYJ	3,511	26,538
	Elisa OYJ	33,228	1,772,648
#Ω	Enento Group OYJ	2,714	52,407
	eQ OYJ	1,501	17,342
	Fiskars OYJ Abp	6,389	106,160
	Fortum OYJ	83,422	1,398,699
	F-Secure OYJ	21,549	47,414
	Gofore OYJ	928	16,602
	Harvia OYJ	2,878	133,166
	Hiab OYJ	11,710	557,194
	Huhtamaki OYJ	22,410	825,085
*	Incap OYJ	2,299	25,178
	Kalmar OYJ, Class B	11,710	370,984
#	Kamux Corp.	5,559	14,684
	Kemira OYJ	29,190	602,308
	Kesko OYJ (KESKOA FH), Class A	19,306	431,723
	Kesko OYJ (KESKOB FH), Class B	71,306	1,637,102
*	Kojamo OYJ	19,039	221,613
	Kone OYJ, Class B	27,101	1,678,414
	Konecranes OYJ	19,503	1,306,662
	Lassila & Tikanoja OYJ	7,680	82,369
*	Lindex Group OYJ	19,336	58,035
#	Mandatum OYJ	58,084	410,510
	Marimekko OYJ	8,031	111,062
	Metsa Board OYJ (METSB FH), Class B	34,526	126,053
#	Metso OYJ	123,378	1,340,589
	Neste OYJ	30,584	317,258
#	Nokia OYJ (NOK US), Sponsored ADR	99,322	495,617
	Nokia OYJ (NOKIA FH)	319,181	1,595,641
#	Nokian Renkaat OYJ	29,429	234,102
	Nordea Bank Abp (NDA FH)	296,727	4,109,357
	Nordea Bank Abp (NDA SS)	83,521	1,146,138
#	Oma Saastopankki OYJ	2,640	27,270
	Oriola OYJ (OKDBV FH), Class B	40,889	50,654
#	Outokumpu OYJ	96,285	370,614
	Ponsse OYJ	2,132	65,491
	Puuilo OYJ	12,804	182,335
*	QT Group OYJ	4,536	295,983
		Shares	Value»
FINLAND — (Continued)
	Raisio OYJ, Class V	26,117	$72,795
*	Remedy Entertainment OYJ	696	12,964
	Revenio Group OYJ	4,522	141,437
	Sampo OYJ, Class A	255,340	2,555,835
	Sanoma OYJ	22,570	248,635
	Scanfil OYJ	3,322	32,774
	Stora Enso OYJ, Class R	138,842	1,289,618
#	Taaleri PLC	6,319	51,293
#	Talenom OYJ	3,569	14,427
	TietoEVRY OYJ	20,784	372,346
#	Tokmanni Group Corp.	12,950	204,323
	UPM-Kymmene OYJ	56,077	1,485,261
	Vaisala OYJ, Class A	4,717	251,151
#	Valmet OYJ	36,322	1,109,059
	Wartsila OYJ Abp	50,970	941,746
#*	WithSecure OYJ	20,438	21,795
#*	YIT OYJ	30,708	89,623
TOTAL FINLAND			31,611,573
FRANCE — (6.6%)
*	74Software SA	3,271	126,204
	Accor SA	31,299	1,542,176
	Aeroports de Paris SA	6,644	830,811
	AKWEL SADIR	2,771	23,192
*	Alstom SA	67,037	1,618,887
	Altamir	3,848	100,792
	Alten SA	6,048	512,649
Ω	Amundi SA	9,891	781,302
	Arkema SA	14,679	1,115,978
#	Assystem SA	1,573	68,354
	Aubay	1,418	73,973
	AXA SA	62,944	2,976,993
Ω	Ayvens SA	11,383	115,386
*	Bastide le Confort Medical	789	24,396
	Beneteau SACA	9,994	91,434
	BioMerieux	3,901	526,558
	BNP Paribas SA	44,394	3,761,480
	Boiron SA	1,017	27,995
	Bollore SE	83,620	517,225
#	Bonduelle SCA	3,955	36,991
*††	Bourbon Corp. SA	3,477	0
	Bouygues SA	51,776	2,275,830
	Bureau Veritas SA	55,955	1,776,183
*	Canal & SA	116,631	265,015
	Capgemini SE	11,765	1,878,310
#	Carrefour SA	143,062	2,206,547
	Catana Group	5,629	21,710
	CBo Territoria	5,862	24,692
*	Cegedim SA	1,934	26,228

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Cie de Saint-Gobain SA	46,846	$5,093,003
	Cie des Alpes	5,170	101,734
	Cie Generale des Etablissements Michelin SCA	136,014	4,973,453
#*	Clariane SE	44,480	189,000
	Coface SA	32,253	661,082
	Credit Agricole SA	77,117	1,446,452
	Danone SA	26,838	2,309,314
	Dassault Systemes SE	6,403	239,960
	Derichebourg SA	26,657	183,367
	Edenred SE	18,447	575,306
	Eiffage SA	19,347	2,632,599
*	Ekinops SAS	1,391	5,194
*Ω	Elior Group SA	33,133	100,371
	Elis SA	59,003	1,514,552
	Engie SA	241,427	4,989,894
	EssilorLuxottica SA	6,155	1,773,582
	Esso SA Francaise	745	119,754
	Eurazeo SE	12,682	927,302
#*	Eutelsat Communications SACA	30,479	124,473
	Fnac Darty SA (0QSH LI)	903	31,076
	Fnac Darty SA (FNAC FP)	2,301	80,117
#*	Foraco International SA	13,200	17,043
	Forvia SE (1EO IM)	1,747	13,525
	Forvia SE (FRVIA FP)	37,781	291,847
	Gaztransport Et Technigaz SA	8,586	1,399,542
	Getlink SE	65,079	1,235,734
	GL Events SACA	3,535	88,150
	Groupe Crit SA	826	63,731
	Guerbet	1,880	42,772
	Hermes International SCA	1,349	3,709,993
*	ID Logistics Group SACA	820	369,342
	Imerys SA	8,616	287,811
#	Infotel SA	935	46,436
#	Interparfums SA	676	26,794
	Ipsen SA	8,567	996,368
	IPSOS SA	11,077	524,437
#	Jacquet Metals SACA	3,858	90,748
*	JCDecaux SE	18,320	318,846
	Kaufman & Broad SA	3,216	126,272
#	Kering SA	3,867	786,751
	Lectra	1,492	38,746
	Legrand SA	14,262	1,567,391
		Shares	Value»
FRANCE — (Continued)
	Linedata Services	158	$13,195
	LISI SA	2,450	76,719
	LNA Sante SA	1,295	33,712
	L'Oreal SA	8,848	3,909,627
*	Louis Hachette Group	25,978	40,959
#*	Lumibird	1,386	17,841
	LVMH Moet Hennessy Louis Vuitton SE	14,892	8,249,115
#Ω	Maisons du Monde SA	7,630	23,791
	Manitou BF SA	2,842	65,537
	Mersen SA	6,067	130,031
#	Metropole Television SA	6,241	98,064
	Nexans SA	9,075	996,965
*	Nexity SA	11,535	120,950
	NRJ Group	4,221	31,802
	Oeneo SA	3,475	35,881
	Opmobility	15,935	178,587
	Orange SA (ORA FP)	408,891	5,932,208
*	Pierre Et Vacances SA	14,537	22,798
	Publicis Groupe SA (PUB FP)	21,127	2,149,609
	Quadient SA	7,809	147,816
	Renault SA	36,263	1,925,971
	Rexel SA	70,679	1,963,719
	Robertet SA	58	53,795
	Rubis SCA	11,176	363,787
	SA d'Explosifs et de Produits Chimiques	94	21,801
	Samse SACA	114	18,215
	Savencia SA	1,171	88,682
	Schneider Electric SE (SU FP)	9,469	2,212,392
	SCOR SE	38,988	1,228,480
	SEB SA	6,729	634,740
	Seche Environnement SACA	643	66,333
*Ω	SMCP SA	10,385	37,438
	Societe BIC SA	5,800	375,269
	Societe Generale SA	68,159	3,553,740
	Societe LDC SADIR	1,552	134,723
*	SOITEC	1,419	80,516
	Sopra Steria Group	4,059	832,355
	SPIE SA	40,521	1,986,037
	Stef SA	1,222	176,198
*	Synergie SE	2,137	73,881
	Teleperformance SE	13,476	1,477,711
#	Television Francaise 1 SA	11,484	109,735
	TFF Group	392	9,292
#	Thermador Groupe	1,621	121,360
#	Tikehau Capital SCA	6,624	143,060
#	Trigano SA	2,300	273,231

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Ubisoft Entertainment SA	24,291	$286,204
	Valeo SE	57,959	575,600
#*	Vallourec SACA	55,614	1,027,892
#	Veolia Environnement SA (VIE FP)	36,542	1,334,662
Ω	Verallia SA	17,514	585,642
	Vetoquinol SA	403	34,051
	VIEL & Cie SA	1,966	30,127
	Vinci SA	40,527	5,692,719
	Virbac SACA	756	266,541
#*	Viridien	1,930	114,502
	Vivendi SE	116,631	363,709
#*	Voltalia SA	5,971	49,483
#	Wavestone	1,568	83,693
*Ω	Worldline SA	34,258	189,807
TOTAL FRANCE			114,333,455
GERMANY — (8.2%)
	1&1 AG	9,160	162,767
	7C Solarparken AG	14,165	32,330
	Adesso SE	821	91,188
	adidas AG	12,915	2,971,632
	Adtran Networks SE	552	12,693
	All for One Group SE	614	39,458
	Allgeier SE	1,476	33,983
	Allianz SE (ALV GR)	14,378	5,946,406
	AlzChem Group AG	1,390	179,379
	Amadeus Fire AG	1,214	103,202
	Atoss Software SE	2,472	371,606
	Aumann AG	2,303	37,178
	Aurubis AG	8,547	746,226
*Ω	Auto1 Group SE	1,745	41,928
	BASF SE	185,841	9,490,800
	Bayerische Motoren Werke AG	33,201	2,816,025
#*	BayWa AG (BYW6 GR)	4,041	37,078
	Bechtle AG	20,293	865,753
	Bertrandt AG	1,410	30,437
	Bijou Brigitte AG	1,184	56,925
	Bilfinger SE	7,107	604,450
#	Borussia Dortmund GmbH & Co. KGaA	22,581	83,880
#*	BRANICKS Group AG	8,141	17,648
	Brenntag SE	31,971	2,135,146
Ω	Brockhaus Technologies AG	981	15,949
	CANCOM SE (COK GR)	5,654	173,602
	Carl Zeiss Meditec AG	260	17,869
*	Ceconomy AG	44,374	157,700
		Shares	Value»
GERMANY — (Continued)
	CENIT AG	1,138	$10,674
	Cewe Stiftung & Co. KGaA	1,993	230,477
	Commerzbank AG	128,806	3,409,178
*	CompuGroup Medical SE & Co. KGaA	7,138	177,898
	Continental AG	28,456	2,224,538
*	Covestro AG	33,379	2,246,719
	CTS Eventim AG & Co. KGaA	14,075	1,667,704
	Daimler Truck Holding AG	101,301	4,069,917
	Deutsche Bank AG (DB US)	183,602	4,812,208
*	Deutsche Beteiligungs AG	3,604	103,014
	Deutsche Boerse AG	16,699	5,378,645
	Deutsche EuroShop AG	2,146	47,084
*Ω	Deutsche Pfandbriefbank AG	37,082	227,438
	Deutsche Post AG	187,390	8,006,799
	Deutsche Telekom AG (DTE GR)	387,487	13,917,578
	Deutsche Wohnen SE	5,597	142,236
	Deutz AG	16,578	128,719
	Draegerwerk AG & Co. KGaA	760	42,827
	Duerr AG	14,158	335,174
Ω	DWS Group GmbH & Co. KGaA	9,715	511,431
	E.ON SE	257,425	4,502,258
	Eckert & Ziegler SE	3,188	217,924
	Elmos Semiconductor SE	2,333	158,934
	ElringKlinger AG	10,300	57,498
	Energiekontor AG	2,205	106,219
	Fielmann Group AG	5,636	320,265
	flatexDEGIRO AG	24,129	634,999
#*	Fraport AG Frankfurt Airport Services Worldwide	10,259	679,880
	Freenet AG	35,489	1,475,743
	Fresenius Medical Care AG (FME GR)	38,276	1,947,313
	Friedrich Vorwerk Group SE	2,185	149,195
	FUCHS SE	7,453	286,515
	GEA Group AG	41,003	2,675,023
	Gerresheimer AG	10,478	710,908
	Gesco SE	2,374	43,375
	GFT Technologies SE	5,152	145,509
	Grenke AG	5,586	85,626

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	H&R GmbH & Co. KGaA	3,109	$14,359
	Hannover Rueck SE	8,420	2,702,817
#Ω	Hapag-Lloyd AG	3,154	496,599
*	Heidelberger Druckmaschinen AG	64,962	89,425
	Hella GmbH & Co. KGaA	909	91,367
*	HelloFresh SE	43,550	453,478
	Henkel AG & Co. KGaA	10,019	707,142
	Hensoldt AG	13,747	1,064,963
	HOCHTIEF AG	4,774	903,218
	Hornbach Holding AG & Co. KGaA	3,106	349,696
	HUGO BOSS AG	13,678	570,500
	Indus Holding AG	5,178	145,870
	Infineon Technologies AG (IFX GR)	160,243	5,307,736
	Init Innovation in Traffic Systems SE	1,284	57,167
Ω	Instone Real Estate Group SE	9,205	85,144
	IVU Traffic Technologies AG	2,195	46,696
	Jenoptik AG	14,386	287,214
Ω	JOST Werke SE	3,281	184,641
	K&S AG	29,480	514,187
	KION Group AG	22,179	943,848
	Kloeckner & Co. SE	2,749	22,127
#	Knaus Tabbert AG	887	13,280
	Knorr-Bremse AG	13,971	1,385,598
*	Koenig & Bauer AG	4,031	74,590
	Krones AG	3,801	555,585
	KWS Saat SE & Co. KGaA	2,638	166,453
	Lanxess AG	22,201	666,563
	LEG Immobilien SE	10,858	920,424
	Leifheit AG	1,652	40,705
*	LPKF Laser & Electronics SE	2,771	25,792
*	MAX Automation SE	1,137	6,962
*	Medios AG	4,457	59,189
	Mercedes-Benz Group AG	81,698	4,884,626
*	Mister Spex SE	1,314	2,216
	MLP SE	19,862	180,091
	MTU Aero Engines AG	2,031	702,940
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,766	6,001,287
		Shares	Value»
GERMANY — (Continued)
#	Mutares SE & Co. KGaA	4,183	$152,944
#*	Nagarro SE	2,229	158,908
	Nemetschek SE	11,388	1,513,292
*	Nordex SE	23,227	434,887
	Norma Group SE	7,911	99,426
	Patrizia SE	11,415	95,735
*	Pentixapharm Holding AG	3,188	10,473
	Pfeiffer Vacuum Technology AG	716	126,145
#	PNE AG	1,245	21,774
	ProCredit Holding AG	6,561	75,396
	ProSiebenSat.1 Media SE	36,207	252,678
	Puma SE (PUM GR)	29,247	755,183
#*	PVA TePla AG	5,818	108,164
	PWO AG	549	17,953
*	q.beyond AG	24,716	22,451
	Rational AG	1,032	885,491
	SAF-Holland SE	6,237	113,165
	Salzgitter AG	6,774	167,402
	SAP SE (SAP GR)	13,216	3,866,852
	Secunet Security Networks AG	415	96,771
#*	SFC Energy AG	761	19,741
*	SGL Carbon SE	12,199	48,796
	Siltronic AG	4,751	193,179
	Sixt SE	3,879	368,789
	SMA Solar Technology AG	3,324	57,649
	Stabilus SE	7,010	194,445
	STRATEC SE	599	16,298
	Stroeer SE & Co. KGaA	8,457	504,979
	Suedzucker AG	17,307	233,020
	SUSS MicroTec SE	4,473	172,238
	Symrise AG	24,159	2,786,292
*	TAG Immobilien AG	28,595	465,553
	Takkt AG	7,339	63,390
*	Talanx AG	11,947	1,371,135
*Ω	TeamViewer SE	31,802	488,565
	Technotrans SE	1,771	36,170
	thyssenkrupp AG	120,946	1,387,040
*	TUI AG	121,469	934,642
	United Internet AG	23,320	528,823
#	Verbio SE	6,536	77,141
	Volkswagen AG	3,175	354,442
	Vonovia SE	40,490	1,343,057
	Vossloh AG	2,532	200,039
	Wacker Chemie AG	4,227	319,543
	Wacker Neuson SE	8,807	236,827
	Washtec AG	2,863	137,957

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Wuestenrot & Wuerttembergische AG	6,832	$110,040
*Ω	Zalando SE	34,874	1,273,469
TOTAL GERMANY			142,783,524
GREENLAND — (0.0%)
#	GronlandsBANKEN AS	259	30,132
HONG KONG — (1.4%)
	Aeon Credit Service Asia Co. Ltd.	38,000	30,420
	AIA Group Ltd.	574,800	4,306,926
*	Allied Group Ltd.	50,000	9,740
	APAC Resources Ltd.	26,588	3,786
	Asia Financial Holdings Ltd.	40,000	20,581
	ASMPT Ltd.	57,100	384,139
	Bank of East Asia Ltd.	240,532	330,717
	Best Mart 360 Holdings Ltd.	40,000	8,858
	BOC Hong Kong Holdings Ltd.	177,000	734,263
	Bright Smart Securities & Commodities Group Ltd.	208,000	183,877
	Cafe de Coral Holdings Ltd.	78,000	71,682
	Cathay Pacific Airways Ltd.	298,000	342,422
	Chevalier International Holdings Ltd.	12,000	6,067
*	China Energy Development Holdings Ltd.	1,680,000	9,323
	China Motor Bus Co. Ltd.	1,400	10,193
*	China Star Entertainment Ltd.	180,000	36,494
*	Chinese Estates Holdings Ltd.	121,000	20,078
	Chow Sang Sang Holdings International Ltd.	97,000	95,062
	CITIC Telecom International Holdings Ltd.	495,000	150,583
	CK Asset Holdings Ltd.	145,069	592,659
		Shares	Value»
HONG KONG — (Continued)
	CK Hutchison Holdings Ltd.	148,000	$834,583
*	CK Life Sciences International Holdings, Inc.	264,000	30,697
#*	C-Mer Medical Holdings Ltd.	108,000	23,510
#††	Convoy, Inc.	576,000	2,325
*	Cowell e Holdings, Inc.	74,000	212,661
Ω	Crystal International Group Ltd.	111,500	65,005
*	CSC Holdings Ltd.	2,830,000	6,921
	Dah Sing Banking Group Ltd.	113,728	122,551
	Dah Sing Financial Holdings Ltd.	44,920	164,012
	Dickson Concepts International Ltd.	43,500	38,465
	Dream International Ltd.	18,000	13,501
	Eagle Nice International Holdings Ltd.	74,000	33,104
	Emperor Watch & Jewellery Ltd.	810,000	22,606
*	ENM Holdings Ltd.	376,000	12,094
	Far East Consortium International Ltd.	300,377	34,460
#*Ω	FIT Hon Teng Ltd.	322,000	80,838
	FSE Lifestyle Services Ltd.	29,000	20,646
	Get Nice Holdings Ltd.	406,000	7,041
	Giordano International Ltd.	260,000	50,056
	Glorious Sun Enterprises Ltd.	80,000	13,196
#*††	Gold Financial Holdings Ltd.	38,000	0
	Great Eagle Holdings Ltd.	52,520	87,796
	G-Resources Group Ltd.	113,760	92,759
#	Guotai Junan International Holdings Ltd.	719,000	92,595
	Hang Lung Group Ltd.	179,000	256,950
	Hang Lung Properties Ltd.	399,047	327,275
	Hang Seng Bank Ltd.	24,000	335,011
	HKT Trust & HKT Ltd.	549,000	781,216

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Exchanges & Clearing Ltd.	45,540	$1,989,628
	Hong Kong Ferry Holdings Co. Ltd.	28,000	15,123
*	Hong Kong Technology Venture Co. Ltd.	58,288	15,593
	Hongkong & Shanghai Hotels Ltd.	106,511	74,139
Ω	Honma Golf Ltd.	25,000	11,138
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	44,309
	Hysan Development Co. Ltd.	82,000	133,668
	IGG, Inc.	173,000	83,346
Ω	Impro Precision Industries Ltd.	48,000	14,227
	Johnson Electric Holdings Ltd.	91,569	166,820
	K Wah International Holdings Ltd.	256,000	57,357
	Kerry Properties Ltd.	130,500	306,470
	KLN Logistics Group Ltd.	87,500	70,576
	Kowloon Development Co. Ltd.	112,122	43,439
	Liu Chong Hing Investment Ltd.	46,000	23,892
	Luk Fook Holdings International Ltd.	70,000	152,748
	Man Wah Holdings Ltd.	408,400	217,040
	Miramar Hotel & Investment	56,000	65,518
	Modern Dental Group Ltd.	72,000	38,669
	MTR Corp. Ltd.	36,420	125,734
	Nameson Holdings Ltd.	98,000	9,588
#*	New World Development Co. Ltd.	298,270	182,655
*††	NewOcean Energy Holdings Ltd.	238,000	0
#	Nissin Foods Co. Ltd.	61,000	52,480
	Orbusneich Medical Group Holdings Ltd.	16,500	8,199
	Oriental Watch Holdings	113,457	51,255
		Shares	Value»
HONG KONG — (Continued)
*	Oshidori International Holdings Ltd.	1,002,000	$60,872
#	Pacific Textiles Holdings Ltd.	267,000	42,380
	PAX Global Technology Ltd.	72,000	43,358
	PC Partner Group Ltd.	60,000	56,415
	PCCW Ltd.	810,797	540,521
	Perfect Medical Health Management Ltd.	88,000	24,531
	Pico Far East Holdings Ltd.	162,000	39,907
	Plover Bay Technologies Ltd.	56,000	38,312
	Power Assets Holdings Ltd.	24,500	162,023
*	Regal Hotels International Holdings Ltd.	76,000	6,230
Ω	Regina Miracle International Holdings Ltd.	87,000	19,101
#	Sa Sa International Holdings Ltd.	174,000	13,157
	SAS Dragon Holdings Ltd.	64,000	33,433
	SEA Holdings Ltd.	37,706	6,674
#*	Shandong Hi-Speed Holdings Group Ltd.	78,000	63,789
	Shangri-La Asia Ltd.	314,000	175,886
*	Shun Tak Holdings Ltd.	394,000	28,415
	Singamas Container Holdings Ltd.	386,000	30,257
	Sino Land Co. Ltd.	455,155	467,763
	SITC International Holdings Co. Ltd.	296,000	819,613
	SmarTone Telecommunications Holdings Ltd.	114,500	62,706
*	Solomon Systech International Ltd.	272,000	13,634
	Soundwill Holdings Ltd.	25,500	26,811
	Stella International Holdings Ltd.	125,500	224,679
	Sun Hung Kai & Co. Ltd.	139,000	53,799
	Sun Hung Kai Properties Ltd.	48,696	461,950

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SUNeVision Holdings Ltd.	170,000	$142,139
	Swire Pacific Ltd. (19 HK), Class A	59,000	510,212
	Swire Pacific Ltd. (87 HK), Class B	92,500	127,314
	Swire Properties Ltd.	53,800	118,896
	TAI Cheung Holdings Ltd.	82,000	31,213
	Techtronic Industries Co. Ltd.	88,500	890,662
#*	Television Broadcasts Ltd.	75,400	30,055
	Texhong International Group Ltd.	87,000	37,881
#	Theme International Holdings Ltd.	1,010,000	50,772
#*	Tongda Group Holdings Ltd.	1,450,000	14,022
	Town Health International Medical Group Ltd.	538,998	17,274
	Tradelink Electronic Commerce Ltd.	164,000	20,115
	Transport International Holdings Ltd.	59,364	68,954
	Tycoon Group Holdings Ltd.	44,000	2,837
	United Laboratories International Holdings Ltd.	256,000	458,769
*	Value Partners Group Ltd.	243,000	42,556
	Vesync Co. Ltd.	17,000	12,209
	Vitasoy International Holdings Ltd.	150,000	193,262
	Viva Goods Co. Ltd.	144,000	6,669
*	Vobile Group Ltd.	133,000	55,869
	VSTECS Holdings Ltd.	196,000	150,910
	VTech Holdings Ltd.	37,100	249,244
Ω	WH Group Ltd.	1,176,925	1,052,415
	Wharf Real Estate Investment Co. Ltd.	138,000	330,034
	Wing On Co. International Ltd.	9,000	13,297
	Wing Tai Properties Ltd.	62,000	11,629
*	Xingye Alloy Materials Group Ltd.	95,000	12,113
	Yue Yuen Industrial Holdings Ltd.	204,500	293,600
		Shares	Value»
HONG KONG — (Continued)
*	Zhaobangji Lifestyle Holdings Ltd.	328,000	$5,844
TOTAL HONG KONG			23,530,337
IRELAND — (0.7%)
	AIB Group PLC	533,854	3,588,065
	Bank of Ireland Group PLC	235,335	2,763,173
	Cairn Homes PLC	206,386	454,674
	Dalata Hotel Group PLC	53,488	306,563
	FBD Holdings PLC (FBD ID)	6,986	101,839
	Glanbia PLC (GLB ID)	51,531	667,079
*Ω	Glenveagh Properties PLC	147,143	275,783
	Grafton Group PLC, CDI	46,628	564,435
	Greencore Group PLC	106,578	262,811
	Irish Continental Group PLC (IR5B ID)	52,931	308,350
*	James Hardie Industries PLC (JHX AU), CDI	33,780	792,891
	Kingspan Group PLC (KSP ID)	21,831	1,842,196
*	Permanent TSB Group Holdings PLC	22,577	39,522
	Smurfit WestRock PLC	7,329	307,964
TOTAL IRELAND			12,275,345
ISRAEL — (1.1%)
*	Adgar Investment & Development Ltd.	12,287	14,401
*	AFI Properties Ltd.	1,879	95,042
	Africa Israel Residences Ltd.	894	59,147
*	Airport City Ltd.	8,088	120,221
	Alony Hetz Properties & Investments Ltd.	17,186	143,546
*	Alrov Properties & Lodgings Ltd.	1,669	89,260
	Amos Luzon Development & Energy Group Ltd.	15,411	11,698
	Amot Investments Ltd.	12,245	64,795

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Arad Ltd.	2,441	$34,586
*	Ashdod Refinery Ltd.	1,492	24,509
	Ashtrom Group Ltd.	6,808	107,062
	AudioCodes Ltd. (AUDC US)	5,671	53,194
	Aura Investments Ltd.	10,607	55,619
	Automatic Bank Services Ltd.	5,314	32,855
	Ayalon Holdings Ltd.	934	12,785
	Azorim-Investment Development & Construction Co. Ltd.	7,190	33,130
	Azrieli Group Ltd.	1,219	88,749
	Bank Hapoalim BM	102,490	1,503,384
	Bank Leumi Le-Israel BM	141,799	2,013,692
	Bezeq The Israeli Telecommunication Corp. Ltd.	173,276	263,490
*	Big Shopping Centers Ltd.	1,012	147,764
	Blue Square Real Estate Ltd.	677	57,654
	Camtek Ltd.	1,089	72,315
	Carasso Motors Ltd.	7,213	55,551
	Castro Model Ltd.	415	18,155
*	Cellcom Israel Ltd. (CEL IT)	21,259	134,621
*	Cellcom Israel Ltd. (CELJF US)	6,437	42,227
	Clal Insurance Enterprises Holdings Ltd.	14,933	409,734
*	Compugen Ltd.	8,054	11,605
	Danel Adir Yeoshua Ltd.	1,201	129,798
	Danya Cebus Ltd.	1,180	34,045
*	Delek Automotive Systems Ltd.	5,959	42,946
	Delta Galil Ltd.	3,106	146,458
	Delta Israel Brands Ltd.	688	15,512
	Diplomat Holdings Ltd.	1,213	13,962
#	Direct Finance of Direct Group 2006 Ltd.	295	43,909
*	Dor Alon Energy in Israel 1988 Ltd.	859	27,807
*	Doral Group Renewable Energy Resources Ltd.	19,705	65,589
	Duniec Brothers Ltd.	393	23,703
		Shares	Value»
ISRAEL — (Continued)
*	El Al Israel Airlines	57,581	$175,997
	Electra Consumer Products 1970 Ltd.	3,023	83,255
	Electra Ltd.	372	196,784
	Electra Real Estate Ltd.	4,087	50,718
*	Ellomay Capital Ltd.	460	6,699
	Energix-Renewable Energies Ltd.	15,642	46,326
*	Enlight Renewable Energy Ltd. (ENLT IT)	5,996	97,116
*	Enlight Renewable Energy Ltd. (ENLT US)	2,462	40,155
*	Fattal Holdings 1998 Ltd.	1,482	193,543
	First International Bank of Israel Ltd.	10,254	563,194
	Formula Systems 1985 Ltd. (FORTY IT)	2,553	225,407
	Fox Wizel Ltd.	2,332	196,139
	Gav-Yam Lands Corp. Ltd.	5,971	53,090
*	Gilat Satellite Networks Ltd.	5,876	37,273
*	Hagag Group Real Estate Development	10,027	46,102
*	Hamat Group Ltd.	2,290	8,418
	Harel Insurance Investments & Financial Services Ltd.	29,089	483,516
	Hilan Ltd.	3,637	232,206
	Hiper Global Ltd.	1,400	6,060
	ICL Group Ltd.	35,210	235,042
	IDI Insurance Co. Ltd.	2,482	116,236
*	IES Holdings Ltd.	780	46,474
	Ilex Medical Ltd.	1,313	21,755
	Inrom Construction Industries Ltd.	27,460	115,091
	Isracard Ltd.	48,798	229,801
	Israel Canada TR Ltd.	12,284	39,984
	Israel Discount Bank Ltd., Class A	179,862	1,343,476
	Isras Investment Co. Ltd.	461	99,421
	Issta Ltd.	2,216	50,753
*	Kamada Ltd. (KMDA US)	4,706	30,448

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Kardan Real Estate Enterprise & Development Ltd.	14,025	$20,549
	Kerur Holdings Ltd.	1,414	30,353
	Kvutzat Acro Ltd.	4,440	60,019
	Lahav L.R. Real Estate Ltd.	8,287	10,787
	Land Development Nimrodi Group Ltd.	4,449	34,959
	Lapidoth Capital Ltd.	1,546	26,652
	M Yochananof & Sons Ltd.	1,345	90,964
	Magic Software Enterprises Ltd. (MGIC IT)	1,344	18,587
	Magic Software Enterprises Ltd. (MGIC US)	8,879	122,885
*	Malam - Team Ltd.	1,640	33,503
	Matrix IT Ltd.	7,710	188,718
	Max Stock Ltd.	21,164	80,866
	Maytronics Ltd.	11,731	13,264
	Mediterranean Towers Ltd.	22,942	69,462
	Mega Or Holdings Ltd.	3,782	128,596
	Meitav Investment House Ltd.	11,785	151,829
	Melisron Ltd.	1,210	102,944
	MENIF - Financial Services Ltd.	6,316	32,218
	Menora Mivtachim Holdings Ltd.	7,969	422,094
#	Meshulam Levinstein Contracting & Engineering Ltd.	499	52,928
	Migdal Insurance & Financial Holdings Ltd.	83,723	161,016
	Mivne Real Estate KD Ltd.	47,260	137,894
	Mivtach Shamir Holdings Ltd.	1,957	135,471
	Mizrahi Tefahot Bank Ltd.	14,841	751,511
	Nawi Group Ltd.	4,936	67,353
*	Nayax Ltd.	635	26,660
	Neto Malinda Trading Ltd.	1,892	57,229
	Next Vision Stabilized Systems Ltd.	11,263	296,689
#*	Nice Ltd. (NICE US), Sponsored ADR	704	109,722
		Shares	Value»
ISRAEL — (Continued)
	Novolog Ltd.	79,428	$33,092
	Oil Refineries Ltd.	645,525	162,075
	One Software Technologies Ltd.	9,525	179,948
*	OY Nofar Energy Ltd.	1,061	24,833
	Palram Industries 1990 Ltd.	3,125	66,493
	Partner Communications Co. Ltd.	34,935	232,098
	Paz Retail & Energy Ltd.	2,321	327,684
*	Perion Network Ltd.	4,225	39,877
	Phoenix Financial Ltd.	37,410	736,717
	Plasson Industries Ltd.	828	45,435
	Plus500 Ltd.	23,923	980,659
	Polyram Plastic Industries Ltd.	4,428	12,009
	Prashkovsky Investments & Construction Ltd.	1,402	36,128
*	Priortech Ltd.	1,092	44,363
	Qualitau Ltd.	1,064	59,761
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	154,934
	Retailors Ltd.	4,002	82,602
	Sano-Brunos Enterprises Ltd.	96	8,497
*	Scope Metals Group Ltd.	1,610	55,648
	Shapir Engineering & Industry Ltd.	7,544	52,624
*	Shikun & Binui Ltd.	51,954	170,200
	Shufersal Ltd.	23,398	219,072
	Strauss Group Ltd.	2,166	49,022
	Summit Real Estate Holdings Ltd.	9,319	137,464
	Tadiran Group Ltd.	810	44,969
Ω	Tamar Petroleum Ltd.	19,353	182,864
	Tel Aviv Stock Exchange Ltd.	18,409	226,344
	Telsys Ltd.	691	32,558
	Tiv Taam Holdings 1 Ltd.	11,482	24,132
#*	Tower Semiconductor Ltd. (TSEM US)	3,594	128,593
*	Veridis Environment Ltd.	1,798	11,599
	Victory Supermarket Chain Ltd.	1,493	17,861

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	YD More Investments Ltd.	4,998	$22,232
	YH Dimri Construction & Development Ltd.	776	65,479
TOTAL ISRAEL			19,488,587
ITALY — (3.0%)
	A2A SpA	409,121	1,040,505
	ACEA SpA	11,720	275,334
	Amplifon SpA	28,244	540,560
	Arnoldo Mondadori Editore SpA	37,922	92,299
	Ascopiave SpA	14,613	54,687
	Avio SpA	3,017	65,568
	Azimut Holding SpA	29,900	830,895
	B&C Speakers SpA	589	10,184
	Banca Generali SpA	15,290	907,121
	Banca IFIS SpA	6,866	172,036
	Banca Mediolanum SpA	47,792	714,484
	Banca Monte dei Paschi di Siena SpA	256,850	2,172,123
	Banca Popolare di Sondrio SpA	128,084	1,605,005
#	Banca Profilo SpA	37,962	7,825
Ω	Banca Sistema SpA	9,819	18,396
	Banco BPM SpA	377,363	4,212,321
	Banco di Desio e della Brianza SpA	11,470	98,408
	BasicNet SpA	6,151	51,665
Ω	BFF Bank SpA	41,868	396,649
#	Biesse SpA	2,266	18,140
#	BPER Banca SpA	269,943	2,192,500
#	Brunello Cucinelli SpA	8,745	987,308
	Cairo Communication SpA	20,643	67,435
Ω	Carel Industries SpA	4,190	83,978
	Cembre SpA	582	32,186
*	CIR SpA-Compagnie Industriali	209,979	139,312
	Credito Emiliano SpA	27,465	377,583
#	Danieli & C Officine Meccaniche SpA (DAN IM)	3,400	117,098
	Danieli & C Officine Meccaniche SpA (DANR IM)	11,141	301,533
	Datalogic SpA	3,606	17,446
*Ω	doValue SpA	26,796	55,247
Ω	Enav SpA	21,073	93,315
	Enel SpA	505,273	4,380,198
		Shares	Value»
ITALY — (Continued)
#	ERG SpA	9,914	$202,818
*	Esprinet SpA	8,722	52,087
	Fiera Milano SpA	3,280	19,073
	Fila SpA	9,103	118,596
	FinecoBank Banca Fineco SpA	114,763	2,296,514
	FNM SpA	35,502	16,092
	Gefran SpA	1,074	11,114
#	Generali	18,393	672,222
	GPI SpA	1,707	17,827
	Hera SpA	216,836	1,026,551
#	IMMSI SpA	64,785	36,662
Ω	Infrastrutture Wireless Italiane SpA	16,398	195,827
	Intercos SpA	5,718	86,068
	Intesa Sanpaolo SpA	538,604	2,875,223
	Iren SpA	97,016	276,974
	Italgas SpA	74,604	612,948
	Italmobiliare SpA	3,275	91,181
	LU-VE SpA	828	26,786
	Maire SpA	33,875	365,869
#	MARR SpA	2,701	29,879
	Mediobanca Banca di Credito Finanziario SpA	93,031	1,902,858
	Moltiply Group SpA	3,541	175,462
	Moncler SpA	25,487	1,573,080
#*Ω	Nexi SpA	105,470	616,056
	Orsero SpA	1,785	26,530
Ω	OVS SpA	81,946	295,765
	Pharmanutra SpA	1,008	61,737
#	Piaggio & C SpA	53,220	104,474
Ω	Pirelli & C SpA	88,579	547,640
Ω	Poste Italiane SpA	26,999	548,004
	PRADA SpA	48,700	304,076
	Prysmian SpA	28,961	1,590,892
Ω	RAI Way SpA	27,860	190,825
	Recordati Industria Chimica e Farmaceutica SpA	14,559	859,102
	Reply SpA	4,000	714,118
	Rizzoli Corriere Della Sera Mediagroup SpA	41,995	46,755
	Sabaf SpA	2,130	36,170
#*	Safilo Group SpA	36,873	30,150
#*	Saipem SpA	450,815	1,041,369
#	Salvatore Ferragamo SpA	6,190	38,783
#	Sanlorenzo SpA	2,888	92,715
	Sesa SpA	1,573	132,949
	Snam SpA	163,809	940,178
#	Sogefi SpA	18,975	44,626
	SOL SpA	6,774	309,278
	Spaxs SpA	14,028	55,412

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Tamburi Investment Partners SpA	17,532	$150,084
Ω	Technogym SpA	24,854	335,848
*	Telecom Italia SpA (TIT IM)	2,651,006	1,049,889
*	Telecom Italia SpA (TITR IM)	322,808	143,575
	Terna - Rete Elettrica Nazionale	96,238	956,972
	Tinexta SpA	1,733	18,481
	TXT e-solutions SpA	1,568	56,054
	UniCredit SpA	101,131	5,883,900
#	Webuild SpA	86,704	314,568
#	Wiit SpA	2,849	49,896
#	Zignago Vetro SpA	1,055	10,613
TOTAL ITALY			52,408,539
JAPAN — (21.9%)
	&Do Holdings Co. Ltd.	1,200	11,481
	77 Bank Ltd.	15,000	470,112
	A&D HOLON Holdings Co. Ltd.	7,100	88,861
	AB & Company Co. Ltd.	4,100	26,013
	ABC-Mart, Inc.	15,700	291,988
#	Achilles Corp.	3,200	30,188
	Acom Co. Ltd.	73,300	205,394
#	AD Works Group Co. Ltd.	15,000	27,758
	Adastria Co. Ltd.	6,980	142,615
	ADEKA Corp.	19,700	355,130
#	Ad-sol Nissin Corp.	4,800	33,943
	Adtec Plasma Technology Co. Ltd.	900	7,338
	Advan Group Co. Ltd.	4,200	23,910
	Advanced Media, Inc.	2,400	14,845
	Advantest Corp.	42,000	1,757,109
	Aeon Co. Ltd.	41,365	1,223,226
	Aeon Fantasy Co. Ltd.	2,300	37,903
	AEON Financial Service Co. Ltd.	28,100	232,526
	Aeon Hokkaido Corp.	10,400	63,675
#	Aeon Kyushu Co. Ltd.	700	12,435
	Aeon Mall Co. Ltd.	9,500	182,282
	AFC-HD AMS Life Science Co. Ltd.	2,200	13,143
	AGC, Inc.	20,900	652,538
#	Ahresty Corp.	8,100	37,135
	Ai Holdings Corp.	1,800	26,637
	Aica Kogyo Co. Ltd.	13,900	322,262
	Aichi Corp.	7,300	65,697
		Shares	Value»
JAPAN — (Continued)
	Aichi Financial Group, Inc.	4,226	$80,971
#	Aichi Steel Corp.	2,900	170,928
	Aichi Tokei Denki Co. Ltd.	2,400	33,039
	Aida Engineering Ltd.	11,581	71,867
	Aiful Corp.	74,100	185,125
#	Ain Holdings, Inc.	7,688	296,329
	Aiphone Co. Ltd.	3,100	54,568
	Air Water, Inc.	47,114	642,465
#	Airman Corp.	6,000	77,971
#	Airport Facilities Co. Ltd.	6,100	28,533
	Airtech Japan Ltd.	2,100	15,498
	Airtrip Corp.	3,100	20,483
	Aisan Industry Co. Ltd.	14,900	201,375
	Aisin Corp.	51,054	648,453
#	AIT Corp.	2,000	24,576
	Ajis Co. Ltd.	1,100	19,836
	Akatsuki Corp.	11,800	40,246
	Akatsuki, Inc.	2,300	56,080
#*	Akebono Brake Industry Co. Ltd.	46,500	33,552
	Akita Bank Ltd.	4,100	70,182
	Albis Co. Ltd.	1,568	32,659
	Alconix Corp.	8,300	89,642
	Alfresa Holdings Corp.	28,100	424,201
	Alinco, Inc.	3,800	26,797
#	Alleanza Holdings Co. Ltd.	4,300	31,245
	Alpen Co. Ltd.	4,700	78,328
#	Alpha Systems, Inc.	1,300	29,743
	Alps Alpine Co. Ltd.	44,730	454,378
	Altech Corp.	4,530	85,090
	Amada Co. Ltd.	64,800	648,844
	Amano Corp.	13,900	404,714
#	Amuse, Inc.	3,100	35,192
#	Amvis Holdings, Inc.	9,400	30,268
	ANA Holdings, Inc.	9,100	174,806
	Anabuki Kosan, Inc.	1,000	15,400
	Anest Iwata Corp.	6,600	51,585
	Anicom Holdings, Inc.	21,900	91,418
	Anycolor, Inc.	4,100	105,713
	AOKI Holdings, Inc.	9,700	86,433
	Aoyama Trading Co. Ltd.	11,300	162,271
#	Aoyama Zaisan Networks Co. Ltd.	3,600	48,697
#	Aozora Bank Ltd.	17,500	241,623
	Arakawa Chemical Industries Ltd.	4,300	31,974
	Arata Corp.	7,800	173,813
	ARCLANDS Corp.	6,609	80,340

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arcs Co. Ltd.	10,100	$203,199
	ARE Holdings, Inc.	21,200	263,391
	Arealink Co. Ltd.	5,200	79,996
	Argo Graphics, Inc.	3,000	106,065
	Artience Co. Ltd.	9,100	187,794
	Artnature, Inc.	5,000	27,999
#	Artner Co. Ltd.	1,800	23,715
	As One Corp.	10,500	166,411
	Asahi Co. Ltd.	4,900	47,415
	Asahi Diamond Industrial Co. Ltd.	14,894	76,994
	Asahi Intecc Co. Ltd.	22,400	344,395
	Asahi Kasei Corp.	222,683	1,551,820
#	Asahi Kogyosha Co. Ltd.	4,304	64,273
	Asahi Net, Inc.	6,100	29,565
	Asahi Printing Co. Ltd.	3,300	20,077
#	Asahi Yukizai Corp.	3,400	89,116
	Asanuma Corp.	13,000	68,409
	Ashimori Industry Co. Ltd.	1,600	30,096
	Asia Pile Holdings Corp.	8,400	52,993
	Asics Corp.	50,000	1,074,702
#	ASKUL Corp.	10,300	109,628
	Astena Holdings Co. Ltd.	9,400	31,821
	Atrae, Inc.	4,000	19,684
#	Aucnet, Inc.	5,000	43,514
	Autobacs Seven Co. Ltd.	17,900	185,757
	Avant Group Corp.	4,800	59,848
	Avex, Inc.	7,900	72,893
	Awa Bank Ltd.	8,500	163,418
	Axell Corp.	2,200	16,217
	Axial Retailing, Inc.	19,896	151,350
	Azbil Corp.	55,600	478,788
#	AZ-COM MARUWA Holdings, Inc.	14,800	136,910
	AZOOM Co. Ltd.	600	32,822
	Bandai Namco Holdings, Inc.	38,700	1,344,922
	Bando Chemical Industries Ltd.	9,300	97,209
	Bank of Iwate Ltd.	4,200	85,806
	Bank of Nagoya Ltd.	2,999	157,899
	Bank of Saga Ltd.	3,800	58,109
	Bank of the Ryukyus Ltd.	11,900	90,320
	Base Co. Ltd.	2,200	47,830
*	baudroie, Inc.	900	35,729
	BayCurrent, Inc.	17,600	948,351
#	Beauty Garage, Inc.	1,600	16,738
#	Beenos, Inc.	2,000	55,947
		Shares	Value»
JAPAN — (Continued)
	Belc Co. Ltd.	2,900	$143,411
	Bell System24 Holdings, Inc.	8,100	67,033
	Belluna Co. Ltd.	13,600	93,213
#	Bewith, Inc.	1,100	12,948
	Bic Camera, Inc.	19,600	210,182
	BIPROGY, Inc.	16,300	532,328
	B-Lot Co. Ltd.	1,500	13,860
	BML, Inc.	5,904	123,147
#	Bookoff Group Holdings Ltd.	3,100	32,638
	Bourbon Corp.	2,500	46,883
#	Br Holdings Corp.	4,200	9,896
	B-R31 Ice Cream Co. Ltd.	400	11,415
#	BrainPad, Inc.	3,500	25,987
	Bridgestone Corp.	52,600	2,199,477
	Brother Industries Ltd.	41,000	720,516
	Buffalo, Inc.	1,500	21,709
#	Bull-Dog Sauce Co. Ltd.	2,700	32,938
	Bunka Shutter Co. Ltd.	12,000	171,795
#	Business Brain Showa-Ota, Inc.	3,800	71,866
	Business Engineering Corp.	1,400	37,310
	C Uyemura & Co. Ltd.	2,600	168,261
	CAC Holdings Corp.	3,200	46,380
	Calbee, Inc.	14,200	285,630
	Canon Electronics, Inc.	3,800	61,930
	Canon Marketing Japan, Inc.	9,600	339,839
#	Canon, Inc. (7751 JP)	24,400	752,977
	Capcom Co. Ltd.	33,200	961,157
	Career Design Center Co. Ltd.	1,000	12,542
#	Careerlink Co. Ltd.	1,300	19,514
#	Carenet, Inc.	8,500	43,795
	Carlit Co. Ltd.	6,900	51,822
	Casio Computer Co. Ltd.	5,600	43,795
	Cawachi Ltd.	3,900	76,389
#	CDS Co. Ltd.	1,000	12,861
#	Celsys, Inc.	6,800	61,805
	Central Automotive Products Ltd.	11,400	135,050
	Central Glass Co. Ltd.	9,100	190,391
	Central Japan Railway Co.	20,160	424,244

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Security Patrols Co. Ltd.	2,200	$41,524
#	Central Sports Co. Ltd.	1,200	20,168
#	Change Holdings, Inc.	10,100	95,897
	Charm Care Corp. KK	4,200	37,080
	Chiba Bank Ltd.	52,300	465,024
#	Chiba Kogyo Bank Ltd.	14,600	126,861
#	Chikaranomoto Holdings Co. Ltd.	1,900	17,111
#	Chino Corp.	2,100	28,212
	Chiyoda Co. Ltd.	6,500	55,635
	Chiyoda Integre Co. Ltd.	2,800	53,135
	Chofu Seisakusho Co. Ltd.	5,739	72,389
	Chori Co. Ltd.	3,300	83,714
	Chubu Shiryo Co. Ltd.	6,500	65,071
	Chudenko Corp.	7,100	174,589
	Chuetsu Pulp & Paper Co. Ltd.	2,300	24,482
	Chugai Ro Co. Ltd.	1,400	37,190
	Chugin Financial Group, Inc.	36,800	413,415
	Chugoku Marine Paints Ltd.	8,500	123,460
#	Chuo Spring Co. Ltd.	5,000	51,463
#	Chuo Warehouse Co. Ltd.	3,700	37,485
	Citizen Watch Co. Ltd.	71,300	412,438
	CKD Corp.	10,000	145,762
	CK-San-Etsu Co. Ltd.	2,100	54,300
	Cleanup Corp.	9,300	42,058
	CMK Corp.	12,600	34,860
	Coca-Cola Bottlers Japan Holdings, Inc.	21,442	402,836
	COLOPL, Inc.	15,400	51,090
	Computer Engineering & Consulting Ltd.	3,300	49,156
	Computer Institute of Japan Ltd.	10,800	35,251
	COMSYS Holdings Corp.	21,064	466,864
	Comture Corp.	5,100	59,592
	Concordia Financial Group Ltd.	135,732	877,908
	Copro-Holdings Co. Ltd.	1,900	22,260
		Shares	Value»
JAPAN — (Continued)
#*	Core Concept Technologies, Inc.	1,100	$8,001
#	Core Corp.	1,800	22,278
	Corona Corp.	3,800	24,469
#	Cosel Co. Ltd.	7,400	55,757
	Cosmo Energy Holdings Co. Ltd.	17,100	701,819
	Cosmos Initia Co. Ltd.	2,100	17,955
	Cosmos Pharmaceutical Corp.	7,100	456,811
#	Cota Co. Ltd.	4,697	46,977
*	Cover Corp.	5,900	90,459
	CREAL, Inc.	500	18,167
	Create Restaurants Holdings, Inc.	5,800	56,542
	Create SD Holdings Co. Ltd.	6,300	134,231
	Credit Saison Co. Ltd.	35,671	833,022
	Creek & River Co. Ltd.	2,900	31,427
	Cresco Ltd.	8,400	70,592
	Cross Cat Co. Ltd.	1,600	11,745
	CrowdWorks, Inc.	1,200	9,491
	CTI Engineering Co. Ltd.	6,600	110,115
	CTS Co. Ltd.	8,400	47,117
	Curves Holdings Co. Ltd.	11,900	57,649
#*	Cyber Security Cloud, Inc.	1,900	22,776
	CyberAgent, Inc.	26,600	227,697
	Cybozu, Inc.	5,500	114,077
	Dai Nippon Printing Co. Ltd.	35,600	496,219
	Dai Nippon Toryo Co. Ltd.	5,000	44,469
	Dai-Dan Co. Ltd.	6,200	180,224
	Daido Metal Co. Ltd.	11,700	40,583
	Daido Steel Co. Ltd.	36,300	273,518
#	Daiei Kankyo Co. Ltd.	4,700	96,289
	Daifuku Co. Ltd.	22,800	603,162
#	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	60,567
	Daiho Corp.	10,500	58,898
	Dai-Ichi Cutter Kogyo KK	2,000	19,422
	Daiichi Jitsugyo Co. Ltd.	4,800	76,815
	Daiichi Kensetsu Corp.	3,200	58,181

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	$26,329
	Dai-ichi Life Holdings, Inc.	200,500	1,447,700
	Daiichikosho Co. Ltd.	18,300	214,017
	Daiken Medical Co. Ltd.	2,900	9,674
	Daiki Aluminium Industry Co. Ltd.	9,000	59,096
	Daikin Industries Ltd.	13,600	1,549,356
	Daikokutenbussan Co. Ltd.	1,700	90,234
	Daikyonishikawa Corp.	10,584	42,239
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	80,502
	Daio Paper Corp.	24,800	158,224
	Daiseki Co. Ltd.	10,180	259,445
	Daishi Hokuetsu Financial Group, Inc.	23,400	512,319
	Daishinku Corp.	7,600	27,759
	Daisue Construction Co. Ltd.	2,500	35,865
	Daito Pharmaceutical Co. Ltd.	3,740	54,519
	Daito Trust Construction Co. Ltd.	5,800	645,755
	Daitron Co. Ltd.	2,500	55,932
	Daiwa House Industry Co. Ltd.	101,700	3,679,803
	Daiwa Industries Ltd.	7,900	90,492
	Daiwa Securities Group, Inc.	125,604	825,962
	Daiwabo Holdings Co. Ltd.	24,600	416,552
	DCM Holdings Co. Ltd.	31,600	300,471
#*	DD GROUP Co. Ltd.	1,800	15,561
	Dear Life Co. Ltd.	7,200	56,211
*	Demae-Can Co. Ltd.	5,300	8,867
#	Denka Co. Ltd.	21,100	287,950
#	Densan System Holdings Co. Ltd.	1,800	31,477
	Denso Corp.	48,200	622,355
	Dentsu Group, Inc.	13,074	274,111
	Dentsu Soken, Inc.	5,300	232,098
#	Denyo Co. Ltd.	5,000	82,366
	Dexerials Corp.	43,200	507,559
	DIC Corp.	19,265	375,954
		Shares	Value»
JAPAN — (Continued)
#	Digital Arts, Inc.	2,400	$118,784
#	Digital Hearts Holdings Co. Ltd.	3,400	23,599
	Digital Holdings, Inc.	4,300	41,636
	Digital Information Technologies Corp.	2,300	39,333
	Dip Corp.	8,100	117,697
	Disco Corp.	5,100	986,745
	DKK Co. Ltd.	2,700	35,752
#	DKS Co. Ltd.	1,400	25,815
	DMG Mori Co. Ltd.	31,900	554,477
	DMS, Inc.	1,100	22,302
	Doshisha Co. Ltd.	6,800	106,573
	Double Standard, Inc.	1,600	16,666
	Doutor Nichires Holdings Co. Ltd.	8,000	149,844
	Dowa Holdings Co. Ltd.	12,800	410,683
	DTS Corp.	7,500	213,314
	Duskin Co. Ltd.	7,800	205,029
#	DyDo Group Holdings, Inc.	4,000	81,740
	Eagle Industry Co. Ltd.	5,900	76,030
	Earth Corp.	500	18,005
	EAT&HOLDINGS Co. Ltd.	1,800	26,131
	Ebara Corp.	74,900	1,125,131
	Ebara Foods Industry, Inc.	1,600	29,873
	Ebara Jitsugyo Co. Ltd.	1,900	47,615
	Ebase Co. Ltd.	3,000	11,214
#	Eco's Co. Ltd.	2,800	47,902
	EDION Corp.	19,900	265,564
	eGuarantee, Inc.	6,800	84,349
	Ehime Bank Ltd.	9,500	69,319
	Eizo Corp.	8,400	120,185
#	EJ Holdings, Inc.	3,000	33,863
	Elan Corp.	1,701	8,578
	Elecom Co. Ltd.	10,700	125,547
#	EM Systems Co. Ltd.	5,900	31,110
	en Japan, Inc.	7,900	90,711
	Endo Lighting Corp.	3,700	40,308
	ENEOS Holdings, Inc.	436,400	2,100,929
#	Enplas Corp.	1,500	42,486
#	eRex Co. Ltd.	5,300	31,128
	ERI Holdings Co. Ltd.	900	13,649
	ES-Con Japan Ltd.	8,500	63,286
#	Eslead Corp.	2,600	77,399
	ESPEC Corp.	4,900	78,238
	Exedy Corp.	8,300	249,240
	EXEO Group, Inc.	39,338	459,355
	Ezaki Glico Co. Ltd.	9,900	326,624

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FALCO HOLDINGS Co. Ltd.	2,800	$45,422
	FANUC Corp.	7,634	193,748
	Fast Fitness Japan, Inc.	1,300	13,553
	Fast Retailing Co. Ltd.	7,500	2,467,086
	FCC Co. Ltd.	9,400	192,872
*	FDK Corp.	600	1,599
	Feed One Co. Ltd.	9,400	59,688
	Ferrotec Holdings Corp.	12,900	222,711
	Fibergate, Inc.	1,300	9,009
	FIDEA Holdings Co. Ltd.	4,770	50,079
	Financial Partners Group Co. Ltd.	15,800	249,342
	FINDEX, Inc.	2,900	14,269
#	Fintech Global, Inc.	54,700	42,569
#	First Bank of Toyama Ltd.	13,200	101,727
#	Fixstars Corp.	7,900	97,054
	FJ Next Holdings Co. Ltd.	6,900	58,495
#	Focus Systems Corp.	1,800	14,003
	Food & Life Cos. Ltd.	25,700	951,034
	Forum Engineering, Inc.	5,400	39,545
#	Forval Corp.	500	5,116
	Foster Electric Co. Ltd.	4,700	40,013
	FP Corp.	12,400	267,396
#	FP Partner, Inc.	1,800	30,871
	France Bed Holdings Co. Ltd.	6,600	58,936
#	Freebit Co. Ltd.	2,300	24,487
	FTGroup Co. Ltd.	1,500	11,483
	Fudo Tetra Corp.	3,690	60,311
	Fuji Co. Ltd.	10,100	147,557
	Fuji Corp. (6134 JP)	16,600	246,859
	Fuji Corp. (7605 JP)	3,600	48,631
	Fuji Corp. Ltd.	7,000	34,505
	Fuji Electric Co. Ltd.	17,723	788,084
	Fuji Kosan Co. Ltd.	1,400	13,097
	Fuji Kyuko Co. Ltd.	5,699	83,162
	Fuji Media Holdings, Inc.	8,800	182,225
	Fuji Oil Co. Ltd.	13,000	25,221
	Fuji Seal International, Inc.	9,637	172,069
	Fuji Soft, Inc.	5,100	350,234
	Fujibo Holdings, Inc.	2,157	75,174
	Fujicco Co. Ltd.	4,500	51,115
		Shares	Value»
JAPAN — (Continued)
	FUJIFILM Holdings Corp.	34,200	$700,497
	Fujikura Composites, Inc.	4,800	44,620
#	Fujikura Kasei Co. Ltd.	8,100	27,022
	Fujikura Ltd.	34,400	1,279,916
	Fujimi, Inc.	6,100	79,845
#	Fujio Food Group, Inc.	2,600	21,866
	Fujita Kanko, Inc.	1,600	101,063
	Fujitsu Ltd.	109,000	2,421,484
#	Fujiya Co. Ltd.	801	13,219
#	FuKoKu Co. Ltd.	2,600	29,275
	Fukuda Corp.	2,000	74,494
	Fukuda Denshi Co. Ltd.	4,400	186,735
	Fukui Bank Ltd.	5,600	68,784
	Fukui Computer Holdings, Inc.	3,300	81,561
	Fukuoka Financial Group, Inc.	24,328	642,752
	Fukuyama Transporting Co. Ltd.	4,800	119,093
	FULLCAST Holdings Co. Ltd.	5,800	64,928
	Fumakilla Ltd.	1,300	10,080
	Funai Soken Holdings, Inc.	8,480	135,568
	Furukawa Co. Ltd.	7,400	109,445
	Furuno Electric Co. Ltd.	7,300	130,080
	Furuya Metal Co. Ltd.	1,000	18,010
	Furyu Corp.	5,800	37,899
	Fuso Chemical Co. Ltd.	4,900	118,900
#	Fuso Pharmaceutical Industries Ltd.	1,700	28,597
#	Futaba Corp.	12,100	43,065
	Futaba Industrial Co. Ltd.	17,500	96,845
	Future Corp.	10,800	136,179
	Fuyo General Lease Co. Ltd.	15,600	435,310
	G-7 Holdings, Inc.	7,500	74,901
*	GA Technologies Co. Ltd.	3,900	39,172
	Gakken Holdings Co. Ltd.	11,700	82,509
	Gakkyusha Co. Ltd.	1,500	22,987
#	Gakujo Co. Ltd.	1,000	11,663
	Galilei Co. Ltd.	5,200	104,349
	Gecoss Corp.	3,900	31,857

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Genki Global Dining Concepts Corp.	2,400	$55,375
	Genky DrugStores Co. Ltd.	4,800	123,086
	Geo Holdings Corp.	8,000	108,794
#	Gift Holdings, Inc.	2,200	55,804
	giftee, Inc.	4,200	45,640
#	GLOBERIDE, Inc.	5,900	77,367
	Glory Ltd.	10,900	191,924
	GLtechno Holdings, Inc.	3,780	74,068
	GMO Financial Gate, Inc.	1,200	44,974
	GMO Financial Holdings, Inc.	10,400	55,986
	GMO GlobalSign Holdings KK	1,600	24,846
	GMO internet group, Inc.	15,200	357,432
	GMO Payment Gateway, Inc.	6,200	388,326
#*	GNI Group Ltd.	10,900	180,451
	Godo Steel Ltd.	3,200	83,430
*	Gokurakuyu Holdings Co. Ltd.	3,900	13,485
#	Goldcrest Co. Ltd.	4,600	105,600
	Goldwin, Inc.	3,300	189,197
#	Gourmet Kineya Co. Ltd.	1,900	13,324
	Grandy House Corp.	3,100	11,962
	GREE Holdings, Inc.	17,700	66,462
#	Greens Co. Ltd.	1,600	25,853
	gremz, Inc.	2,000	33,103
	GS Yuasa Corp.	17,499	307,368
	GSI Creos Corp.	3,000	40,435
	G-Tekt Corp.	6,700	76,915
#	Gun-Ei Chemical Industry Co. Ltd.	1,500	32,891
	GungHo Online Entertainment, Inc.	7,770	164,418
	Gunma Bank Ltd.	91,800	765,590
	Gunze Ltd.	8,000	143,843
	H.U. Group Holdings, Inc.	11,400	223,685
	H2O Retailing Corp.	27,260	372,854
	Hachijuni Bank Ltd.	88,700	669,507
#	Hagihara Industries, Inc.	3,400	34,424
	Hagiwara Electric Holdings Co. Ltd.	2,500	54,169
#	Hakudo Co. Ltd.	1,900	28,580
	Hakuhodo DY Holdings, Inc.	42,925	322,728
	Halows Co. Ltd.	2,800	85,231
		Shares	Value»
JAPAN — (Continued)
	Hamakyorex Co. Ltd.	28,400	$265,209
	Hamamatsu Photonics KK	37,000	342,143
	Hankyu Hanshin Holdings, Inc.	18,600	530,513
	Hanwa Co. Ltd.	10,600	351,442
	Happinet Corp.	4,100	153,872
	Hard Off Corp. Co. Ltd.	2,800	36,790
	Harima Chemicals Group, Inc.	3,800	21,300
	Haseko Corp.	60,900	869,811
#	Hashimoto Sogyo Holdings Co. Ltd.	2,300	19,999
	Hazama Ando Corp.	34,200	340,618
	Heiwa Real Estate Co. Ltd.	5,400	177,951
	Heiwado Co. Ltd.	8,202	152,706
	Helios Techno Holding Co. Ltd.	3,500	22,098
#	Hennge KK	5,100	61,273
#	Hibiya Engineering Ltd.	4,400	107,586
	Hikari Tsushin, Inc.	1,100	305,115
	HI-LEX Corp.	5,900	59,927
	Hioki EE Corp.	2,500	99,682
	Hirakawa Hewtech Corp.	2,730	22,899
#	Hirano Tecseed Co. Ltd.	1,800	20,016
	Hirata Corp.	5,658	58,378
	Hirogin Holdings, Inc.	65,800	546,927
	Hirose Electric Co. Ltd.	4,000	452,454
*	Hirose Tusyo, Inc.	900	26,210
	Hiroshima Electric Railway Co. Ltd.	2,500	10,675
#	Hiroshima Gas Co. Ltd.	7,500	18,603
#	HIS Co. Ltd.	10,200	121,563
	Hisaka Works Ltd.	5,000	35,710
	Hisamitsu Pharmaceutical Co., Inc.	4,400	133,509
#	Hitachi Construction Machinery Co. Ltd.	23,400	699,306
	Hochiki Corp.	3,900	66,748
	Hodogaya Chemical Co. Ltd.	3,600	37,543
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	40,751
	Hokkaido Gas Co. Ltd.	10,000	39,084
	Hokkan Holdings Ltd.	2,500	31,824

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hokko Chemical Industry Co. Ltd.	6,000	$51,388
#	Hokkoku Financial Holdings, Inc.	5,000	186,332
#	Hokuetsu Corp.	30,900	236,489
	Hokuhoku Financial Group, Inc.	38,000	681,501
	Hokuriku Electric Industry Co. Ltd.	2,400	26,065
	Hokuriku Electrical Construction Co. Ltd.	3,480	28,945
	Hokuto Corp.	3,900	50,220
	Honda Motor Co. Ltd. (7267 JP)	223,200	2,271,002
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	8,470	258,420
#	H-One Co. Ltd.	5,000	39,461
	Honeys Holdings Co. Ltd.	7,850	89,095
	Hoosiers Holdings Co. Ltd.	7,100	59,023
	Horiba Ltd.	9,200	628,837
	Hoshizaki Corp.	4,000	170,064
	Hosiden Corp.	13,000	174,541
	Hosokawa Micron Corp.	3,600	100,333
#	Hotland Holdings Co. Ltd.	3,400	51,792
	House Foods Group, Inc.	14,200	278,426
	Hoya Corp.	15,800	1,859,124
	HS Holdings Co. Ltd.	4,600	31,276
	Hulic Co. Ltd.	57,369	599,902
	Hyakugo Bank Ltd.	55,900	270,974
	Hyakujushi Bank Ltd.	5,600	130,073
	Ibiden Co. Ltd.	26,600	737,384
#	IBJ, Inc.	3,800	17,366
	Ichibanya Co. Ltd.	11,400	75,813
	Ichiken Co. Ltd.	1,200	23,804
	Ichikoh Industries Ltd.	11,300	31,116
	Ichinen Holdings Co. Ltd.	8,200	97,161
	Icom, Inc.	1,900	36,004
	ID Holdings Corp.	2,450	33,737
	Idec Corp.	7,300	116,954
	IDOM, Inc.	15,000	115,513
	IG Port, Inc.	2,400	34,854
	IHI Corp.	8,000	626,657
	Iida Group Holdings Co. Ltd.	25,740	407,433
	Iino Kaiun Kaisha Ltd.	20,000	145,766
#	IKK Holdings, Inc.	4,000	22,159
		Shares	Value»
JAPAN — (Continued)
	I'll, Inc.	2,100	$34,214
	Imagica Group, Inc.	8,800	35,158
	i-mobile Co. Ltd.	12,200	47,062
	Imuraya Group Co. Ltd.	1,800	31,073
	Inaba Denki Sangyo Co. Ltd.	10,700	281,872
	Inaba Seisakusho Co. Ltd.	2,800	33,341
	Inabata & Co. Ltd.	12,000	257,491
#	I-NE Co. Ltd.	1,100	12,620
	Ines Corp.	4,700	54,018
#	I-Net Corp.	3,730	50,548
	Infomart Corp.	23,000	61,305
	INFRONEER Holdings, Inc.	52,240	445,571
	Innotech Corp.	4,100	34,593
	Insource Co. Ltd.	11,100	71,075
	Intelligent Wave, Inc.	2,300	17,295
	Internet Initiative Japan, Inc.	16,800	311,529
#	Inui Global Logistics Co. Ltd.	2,900	29,585
	IPS, Inc.	2,400	35,398
	Iriso Electronics Co. Ltd.	4,800	85,941
	ISB Corp.	3,100	29,384
#	Ise Chemicals Corp.	400	62,535
#	Iseki & Co. Ltd.	5,200	37,568
	Isetan Mitsukoshi Holdings Ltd.	34,000	437,052
#	Ishihara Chemical Co. Ltd.	1,100	16,071
	Ishihara Sangyo Kaisha Ltd.	8,500	104,741
#*	Istyle, Inc.	19,600	64,574
	Isuzu Motors Ltd.	134,300	1,806,125
	Itfor, Inc.	5,500	56,839
#	ITmedia, Inc.	2,300	24,935
#	Ito En Ltd.	13,319	318,647
	Itochu Enex Co. Ltd.	16,100	173,764
	Itoham Yonekyu Holdings, Inc.	6,800	213,114
	Itoki Corp.	9,400	118,212
	IwaiCosmo Holdings, Inc.	5,600	82,050
#	Iwaki Co. Ltd.	1,700	28,873
	Iwatani Corp.	46,000	440,445
	Iwatsuka Confectionery Co. Ltd.	1,800	42,344
	Iyogin Holdings, Inc.	49,300	571,841
	Izumi Co. Ltd.	8,500	195,695

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	J Front Retailing Co. Ltd.	54,400	$665,864
	J Trust Co. Ltd.	18,300	50,190
	JAC Recruitment Co. Ltd.	16,000	93,019
	Jaccs Co. Ltd.	6,700	177,450
#*	Jade Group, Inc.	2,700	23,193
	JAFCO Group Co. Ltd.	17,400	292,999
#	JANOME Corp.	7,199	56,891
	Japan Airlines Co. Ltd.	28,300	512,723
	Japan Airport Terminal Co. Ltd.	12,700	365,289
	Japan Aviation Electronics Industry Ltd.	12,800	205,044
	Japan Business Systems, Inc.	2,400	17,446
*	Japan Communications, Inc.	41,300	46,379
	Japan Elevator Service Holdings Co. Ltd.	13,700	296,183
	Japan Exchange Group, Inc.	86,200	959,041
	Japan Investment Adviser Co. Ltd.	3,200	36,654
	Japan Lifeline Co. Ltd.	13,800	147,757
	Japan Material Co. Ltd.	9,600	80,479
	Japan Medical Dynamic Marketing, Inc.	7,400	28,947
	Japan Post Bank Co. Ltd.	51,500	529,520
	Japan Post Insurance Co. Ltd.	15,600	313,609
	Japan Property Management Center Co. Ltd.	3,600	29,499
	Japan Pulp & Paper Co. Ltd.	40,000	171,998
	Japan Securities Finance Co. Ltd.	23,500	281,195
	Japan Steel Works Ltd.	6,500	267,834
	Japan System Techniques Co. Ltd.	3,000	39,404
	Japan Transcity Corp.	8,700	53,670
		Shares	Value»
JAPAN — (Continued)
	Japan Wool Textile Co. Ltd.	14,300	$148,024
	JBCC Holdings, Inc.	15,200	127,513
	JCU Corp.	5,100	112,623
	JDC Corp.	10,600	35,703
	Jeol Ltd.	10,980	353,130
	JFE Systems, Inc.	2,600	28,877
	JGC Holdings Corp.	52,200	417,491
#	Jichodo Co. Ltd.	200	13,544
#*	JIG-SAW, Inc.	900	19,160
	JINS Holdings, Inc.	3,200	200,683
	JINUSHI Co. Ltd.	3,100	44,696
	JK Holdings Co. Ltd.	3,200	22,826
	J-Lease Co. Ltd.	4,000	38,364
	JM Holdings Co. Ltd.	3,300	56,951
	J-Oil Mills, Inc.	5,400	77,535
	Joshin Denki Co. Ltd.	5,100	79,525
	Joyful Honda Co. Ltd.	9,500	134,795
	JP-Holdings, Inc.	13,200	58,610
	JSB Co. Ltd.	2,500	63,618
	JSP Corp.	3,600	49,634
	JTEKT Corp.	43,700	337,498
*	Juki Corp.	9,000	25,095
	Juroku Financial Group, Inc.	8,100	273,999
	Justsystems Corp.	7,200	172,316
	JVCKenwood Corp.	55,200	411,962
	Kadokawa Corp.	6,869	184,722
	Kadoya Sesame Mills, Inc.	900	22,885
	Kaga Electronics Co. Ltd.	8,400	150,451
	Kagome Co. Ltd.	19,400	399,301
	Kajima Corp.	38,500	919,289
	Kakaku.com, Inc.	18,401	325,438
#	Kakiyasu Honten Co. Ltd.	1,000	19,018
#	Kamakura Shinsho Ltd.	4,900	16,199
	Kameda Seika Co. Ltd.	1,900	52,684
	Kamei Corp.	8,300	111,630
	Kamigumi Co. Ltd.	16,600	406,360
#	Kanaden Corp.	4,800	49,159
	Kanadevia Corp.	50,700	325,188
	Kanagawa Chuo Kotsu Co. Ltd.	2,500	64,625
	Kanamic Network Co. Ltd.	5,700	16,685
#	Kanamoto Co. Ltd.	7,956	178,390
	Kandenko Co. Ltd.	28,600	566,926
#	Kaneko Seeds Co. Ltd.	2,900	29,115
	Kanematsu Corp.	19,970	346,810
	Kanemi Co. Ltd.	1,000	22,615

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kanro, Inc.	1,200	$34,688
	Kansai Electric Power Co., Inc.	43,100	531,011
#	Kansai Paint Co. Ltd.	29,900	450,691
	Kanto Denka Kogyo Co. Ltd.	12,900	78,250
	Kao Corp.	21,800	933,509
#	Kappa Create Co. Ltd.	4,000	41,279
	Katakura Industries Co. Ltd.	6,600	99,776
	Katitas Co. Ltd.	12,100	175,318
	Kato Works Co. Ltd.	2,500	20,900
	Kawada Technologies, Inc.	4,200	95,301
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	42,083
	Kawasaki Heavy Industries Ltd.	21,700	1,294,441
	KDDI Corp.	206,600	3,661,697
#	KeePer Technical Laboratory Co. Ltd.	3,200	92,942
	Keihan Holdings Co. Ltd.	18,700	457,998
	Keihanshin Building Co. Ltd.	5,500	57,937
	Keikyu Corp.	30,800	320,525
	Keio Corp.	10,700	291,062
#	Keisei Electric Railway Co. Ltd.	29,922	310,049
	KEIWA, Inc.	3,800	24,499
	Keiyo Bank Ltd.	24,600	143,366
	Kenko Mayonnaise Co. Ltd.	3,900	52,277
	Kewpie Corp.	18,323	416,762
	Keyence Corp.	3,200	1,337,893
	KH Neochem Co. Ltd.	8,400	148,870
	Kibun Foods, Inc.	3,200	24,433
	Kimura Chemical Plants Co. Ltd.	5,400	26,101
#	Kimura Unity Co. Ltd.	4,800	26,056
	Kinden Corp.	22,500	582,396
#	King Jim Co. Ltd.	1,300	7,932
	Kintetsu Department Store Co. Ltd.	2,100	29,352
	Kintetsu Group Holdings Co. Ltd.	20,300	437,109
	Kissei Pharmaceutical Co. Ltd.	7,400	194,206
#	Ki-Star Real Estate Co. Ltd.	3,600	124,974
	Kitagawa Corp.	2,400	20,863
		Shares	Value»
JAPAN — (Continued)
#	Kita-Nippon Bank Ltd.	2,400	$51,406
	Kitano Construction Corp.	1,600	48,098
	Kitz Corp.	16,600	126,602
	Kiyo Bank Ltd.	17,000	288,941
#*	KNT-CT Holdings Co. Ltd.	2,900	23,912
#	Koa Corp.	8,800	50,910
#	Koa Shoji Holdings Co. Ltd.	2,000	9,473
#	Koatsu Gas Kogyo Co. Ltd.	6,900	45,751
	Kobayashi Pharmaceutical Co. Ltd.	3,000	114,450
	Kobe Bussan Co. Ltd.	13,100	400,338
	Kobe Electric Railway Co. Ltd.	1,300	22,158
	Kobe Steel Ltd.	102,220	1,198,824
	Koei Tecmo Holdings Co. Ltd.	10,549	180,972
	Kohnan Shoji Co. Ltd.	7,300	192,346
#	Kohsoku Corp.	2,000	29,694
	Koike Sanso Kogyo Co. Ltd.	2,000	16,795
	Koike-ya, Inc.	400	13,069
	Koito Manufacturing Co. Ltd.	31,745	384,513
#	Kojima Co. Ltd.	7,900	58,476
	Kokuyo Co. Ltd.	17,400	356,567
	Komatsu Ltd.	108,300	3,131,989
#	Komatsu Matere Co. Ltd.	7,000	37,782
	Komatsu Wall Industry Co. Ltd.	4,000	49,724
	KOMEDA Holdings Co. Ltd.	11,900	240,546
#	Komehyo Holdings Co. Ltd.	1,800	36,208
	Komeri Co. Ltd.	9,200	196,050
	Komori Corp.	11,900	105,979
	Kondotec, Inc.	4,900	49,169
*	Konica Minolta, Inc.	111,800	343,148
	Konishi Co. Ltd.	13,400	105,273
	Konoike Transport Co. Ltd.	8,200	150,549
#	Konoshima Chemical Co. Ltd.	1,600	14,461
#	Kosaido Holdings Co. Ltd.	13,000	45,020
	Kose Corp.	3,701	159,628
	Koshidaka Holdings Co. Ltd.	12,500	88,993

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kotobuki Spirits Co. Ltd.	23,300	$346,806
#*	Kourakuen Corp.	1,600	11,682
	Kozo Keikaku Engineering Holdings, Inc.	3,000	53,983
	KPP Group Holdings Co. Ltd.	16,500	75,448
	Krosaki Harima Corp.	5,600	98,302
	KRS Corp.	4,000	51,345
	K's Holdings Corp.	35,400	339,027
	KU Holdings Co. Ltd.	5,200	39,460
	Kubota Corp. (6326 JP)	90,200	1,048,159
	Kumagai Gumi Co. Ltd.	8,777	261,558
#	Kumiai Chemical Industry Co. Ltd.	18,010	96,163
#	Kura Sushi, Inc.	4,900	109,300
#	Kurabo Industries Ltd.	4,400	192,764
	Kuraray Co. Ltd.	74,928	875,270
#	Kureha Corp.	10,800	189,036
	Kurimoto Ltd.	2,100	69,532
	Kurita Water Industries Ltd.	18,400	609,181
	Kuriyama Holdings Corp.	4,400	40,476
	Kusuri No. Aoki Holdings Co. Ltd.	11,400	271,501
	KYB Corp.	10,800	220,774
	Kyocera Corp.	99,500	1,179,247
	Kyodo Printing Co. Ltd.	8,400	62,567
	Kyoei Steel Ltd.	5,500	77,524
	Kyokuto Boeki Kaisha Ltd.	3,000	32,697
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	125,983
#	Kyokuto Securities Co. Ltd.	5,500	53,338
	Kyokuyo Co. Ltd.	2,500	73,722
	Kyoritsu Maintenance Co. Ltd.	16,800	356,562
	Kyosan Electric Manufacturing Co. Ltd.	10,000	33,540
	Kyoto Financial Group, Inc.	42,396	727,707
	Kyowa Kirin Co. Ltd.	18,400	287,309
	Kyudenko Corp.	8,800	295,584
	Kyushu Financial Group, Inc.	85,550	431,855
	Kyushu Leasing Service Co. Ltd.	1,700	12,468
		Shares	Value»
JAPAN — (Continued)
	Kyushu Railway Co.	14,800	$383,044
	LA Holdings Co. Ltd.	1,300	62,815
	Lacto Japan Co. Ltd.	1,700	41,892
	Lasertec Corp.	6,399	594,917
#	LEC, Inc.	5,700	50,118
	Leopalace21 Corp.	45,800	187,631
	Life Corp.	12,200	176,721
#	Lifedrink Co., Inc.	7,200	85,689
	LIFULL Co. Ltd.	19,200	20,376
#	LIKE, Inc.	1,800	18,922
	Link & Motivation, Inc.	10,500	42,129
	Lintec Corp.	10,600	202,765
	Lion Corp.	37,001	453,520
#	LITALICO, Inc.	5,600	48,916
	Lixil Corp.	60,100	708,195
	Loadstar Capital KK	2,600	46,227
	Look Holdings, Inc.	2,000	34,195
	LY Corp.	100,500	380,093
	M&A Capital Partners Co. Ltd.	1,300	25,015
*	M3, Inc.	22,400	280,730
	Mabuchi Motor Co. Ltd.	22,432	327,713
#	Macbee Planet, Inc.	600	11,985
	Macnica Holdings, Inc.	37,650	523,466
	Maeda Kosen Co. Ltd.	10,400	148,264
	Maezawa Industries, Inc.	3,600	35,424
	Maezawa Kasei Industries Co. Ltd.	3,600	44,083
	Maezawa Kyuso Industries Co. Ltd.	4,200	36,814
	Makino Milling Machine Co. Ltd.	6,000	473,109
	Makita Corp. (6586 JP)	9,766	285,597
#	Mamiya-Op Co. Ltd.	1,400	13,527
	Mammy Mart Corp.	400	15,658
#	Management Solutions Co. Ltd.	2,600	35,204
	Mandom Corp.	8,800	83,952
#	Mani, Inc.	13,000	104,687
	MarkLines Co. Ltd.	2,700	43,185
	Marubun Corp.	5,900	38,279
#	Maruchiyo Yamaokaya Corp.	700	21,789
	Marudai Food Co. Ltd.	5,000	65,104
	Maruha Nichiro Corp.	10,600	242,205
	Marui Group Co. Ltd.	28,100	559,344

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruichi Steel Tube Ltd.	15,400	$363,808
	MARUKA FURUSATO Corp.	4,392	70,507
	Maruwa Co. Ltd.	1,500	308,440
	Maruzen Co. Ltd.	1,300	29,948
	Maruzen Showa Unyu Co. Ltd.	3,600	151,361
#	Matching Service Japan Co. Ltd.	1,500	9,562
	Matsuda Sangyo Co. Ltd.	4,500	114,464
	Matsui Construction Co. Ltd.	6,000	40,702
	Matsui Securities Co. Ltd.	30,800	158,827
	MatsukiyoCocokara & Co.	49,080	900,943
	Matsuya Co. Ltd.	7,700	48,631
#	Matsuyafoods Holdings Co. Ltd.	1,300	54,096
	Max Co. Ltd.	5,000	147,460
	Maxell Ltd.	11,200	137,276
	Maxvalu Tokai Co. Ltd.	2,300	48,803
	Mazda Motor Corp.	139,106	831,688
#	McDonald's Holdings Co. Japan Ltd.	6,400	270,614
	MCJ Co. Ltd.	23,800	222,501
	Mebuki Financial Group, Inc.	162,850	795,706
	MEC Co. Ltd.	2,800	46,341
#	Media Do Co. Ltd.	1,800	22,041
	Medikit Co. Ltd.	700	12,086
	Medipal Holdings Corp.	31,400	532,094
#	Medius Holdings Co. Ltd.	3,500	23,664
#*	Medley, Inc.	1,600	38,601
	MedPeer, Inc.	5,100	16,469
	Megachips Corp.	3,000	97,609
	Megmilk Snow Brand Co. Ltd.	12,500	229,846
	Meidensha Corp.	8,800	241,758
	Meiho Facility Works Ltd.	2,000	12,493
	Meiji Electric Industries Co. Ltd.	1,500	16,161
	Meiko Electronics Co. Ltd.	6,600	289,921
	Meisei Industrial Co. Ltd.	10,800	105,961
	MEITEC Group Holdings, Inc.	18,400	377,671
		Shares	Value»
JAPAN — (Continued)
	Meito Sangyo Co. Ltd.	2,500	$36,863
	Meiwa Corp.	5,000	23,903
#	Meiwa Estate Co. Ltd.	3,800	24,948
	Menicon Co. Ltd.	16,400	162,268
*	Mercari, Inc.	24,397	395,360
	Mercuria Holdings Co. Ltd.	1,900	11,042
	METAWATER Co. Ltd.	4,500	64,188
	Micronics Japan Co. Ltd.	7,900	167,373
#*	Microwave Chemical Co. Ltd.	4,300	15,220
#	Midac Holdings Co. Ltd.	2,700	43,128
	Mie Kotsu Group Holdings, Inc.	18,000	63,024
	Milbon Co. Ltd.	3,210	61,038
	MIMAKI ENGINEERING Co. Ltd.	3,700	37,522
	Minebea Mitsumi, Inc.	52,390	767,829
#	Mirai Industry Co. Ltd.	1,400	34,815
	Mirait One Corp.	23,910	376,009
	Mirarth Holdings, Inc.	17,600	60,916
	Miroku Jyoho Service Co. Ltd.	4,500	58,418
	MISUMI Group, Inc.	11,000	154,102
	Mitani Corp.	8,000	105,923
#	Mitani Sangyo Co. Ltd.	7,800	19,126
	Mitani Sekisan Co. Ltd.	1,700	80,655
#	Mito Securities Co. Ltd.	16,800	62,864
	Mitsuba Corp.	9,700	56,961
	Mitsubishi Electric Corp.	59,800	1,156,855
	Mitsubishi Estate Co. Ltd.	51,600	906,404
	Mitsubishi Gas Chemical Co., Inc.	27,200	414,432
	Mitsubishi HC Capital, Inc.	181,970	1,287,281
	Mitsubishi Heavy Industries Ltd.	94,600	1,864,835
	Mitsubishi Kakoki Kaisha Ltd.	5,400	48,065
	Mitsubishi Logisnext Co. Ltd.	8,300	116,589

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	63,500	$438,238
	Mitsubishi Motors Corp.	164,800	456,234
#	Mitsubishi Paper Mills Ltd.	7,800	42,004
#	Mitsubishi Pencil Co. Ltd.	8,500	131,911
	Mitsubishi Research Institute, Inc.	1,900	59,662
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	488,200	6,150,891
	Mitsui Chemicals, Inc.	29,966	658,504
	Mitsui DM Sugar Co. Ltd.	4,500	107,782
	Mitsui E&S Co. Ltd.	30,800	392,987
	Mitsui Fudosan Co. Ltd.	98,700	978,181
	Mitsui High-Tec, Inc.	24,000	112,103
	Mitsui Mining & Smelting Co. Ltd.	14,899	405,059
#	Mitsui OSK Lines Ltd.	21,400	712,702
#	Mitsui-Soko Holdings Co. Ltd.	26,400	544,137
	Mitsuuroko Group Holdings Co. Ltd.	11,200	141,473
	MIXI, Inc.	10,100	224,419
#	Miyaji Engineering Group, Inc.	6,000	76,906
	Miyazaki Bank Ltd.	4,300	94,958
	Miyoshi Oil & Fat Co. Ltd.	1,700	20,135
	Mizuho Financial Group, Inc. (8411 JP)	98,380	2,459,754
	Mizuho Leasing Co. Ltd.	40,900	301,351
	Mizuho Medy Co. Ltd.	3,600	37,996
	Mizuno Corp.	16,500	294,480
	Modec, Inc.	8,300	251,887
	Monogatari Corp.	8,000	208,588
	MonotaRO Co. Ltd.	22,800	438,509
	Morinaga & Co. Ltd.	18,400	328,069
	Morinaga Milk Industry Co. Ltd.	22,900	544,164
#	Moriroku Co. Ltd.	2,900	44,744
	Morita Holdings Corp.	8,100	120,862
	Morito Co. Ltd.	5,100	50,903
	Morozoff Ltd.	3,000	37,541
	MrMax Holdings Ltd.	8,700	41,127
	MS&AD Insurance Group Holdings, Inc.	70,100	1,593,359
		Shares	Value»
JAPAN — (Continued)
	MTI Ltd.	1,700	$9,603
	Mugen Estate Co. Ltd.	4,900	76,030
	m-up Holdings, Inc.	7,600	100,470
	Murakami Corp.	1,900	73,773
	Murata Manufacturing Co. Ltd.	42,900	611,177
	Musashi Seimitsu Industry Co. Ltd.	10,800	185,740
	Musashino Bank Ltd.	6,800	150,699
	Muto Seiko Co.	1,000	10,090
	Nabtesco Corp.	15,500	232,640
	Nachi-Fujikoshi Corp.	4,598	98,433
	Nafco Co. Ltd.	2,900	36,860
#	Nagano Keiki Co. Ltd.	4,100	54,319
	Nagase & Co. Ltd.	26,100	459,715
	Nagase Brothers, Inc.	2,000	25,757
	Nagawa Co. Ltd.	300	12,919
	Nagoya Railroad Co. Ltd.	26,300	320,733
	Nakabayashi Co. Ltd.	4,900	17,734
	Nakamoto Packs Co. Ltd.	1,600	19,067
#	Nakamuraya Co. Ltd.	900	20,509
	Nakanishi, Inc.	6,000	78,333
#	Namura Shipbuilding Co. Ltd.	12,300	173,572
	Nankai Electric Railway Co. Ltd.	15,700	248,577
	Nanto Bank Ltd.	6,600	180,763
	Nanyo Corp.	1,600	13,255
	Narasaki Sangyo Co. Ltd.	700	13,591
#	Natori Co. Ltd.	800	11,538
	NCD Co. Ltd./Shinagawa	1,000	18,880
	NEC Capital Solutions Ltd.	3,800	107,804
	NEC Corp.	31,500	766,799
#	New Art Holdings Co. Ltd.	2,310	22,456
	Nexon Co. Ltd.	9,300	145,914
#	Nextage Co. Ltd.	13,100	163,276
	NGK Insulators Ltd.	47,192	582,350
	NH Foods Ltd.	14,000	528,546
	NHK Spring Co. Ltd.	44,400	493,429
	Nicca Chemical Co. Ltd.	1,900	17,601
	Nice Corp.	1,400	15,461
	Nichias Corp.	14,100	474,350
	Nichiban Co. Ltd.	2,800	40,069
	Nichicon Corp.	12,900	105,526
	Nichiden Corp.	3,400	67,932
	Nichiha Corp.	6,700	135,906
	Nichimo Co. Ltd.	1,600	22,204

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichirei Corp.	41,800	$573,389
	Nichireki Group Co. Ltd.	6,200	107,219
	Nichirin Co. Ltd.	2,110	51,910
	NIDEC Corp. (6594 JP)	40,800	725,070
	Nifco, Inc.	20,500	508,315
	Nihon Chouzai Co. Ltd.	4,000	82,513
	Nihon Dempa Kogyo Co. Ltd.	7,100	38,720
	Nihon Dengi Co. Ltd.	2,400	66,002
	Nihon Denkei Co. Ltd.	1,350	18,158
	Nihon Flush Co. Ltd.	5,100	29,226
#	Nihon House Holdings Co. Ltd.	11,100	25,528
	Nihon Kagaku Sangyo Co. Ltd.	2,900	30,258
	Nihon M&A Center Holdings, Inc.	66,100	269,605
	Nihon Nohyaku Co. Ltd.	11,300	65,343
	Nihon Parkerizing Co. Ltd.	21,094	175,717
	Nihon Tokushu Toryo Co. Ltd.	2,700	28,159
	Nihon Trim Co. Ltd.	700	20,155
	Nihon Yamamura Glass Co. Ltd.	1,900	29,852
	Nikkiso Co. Ltd.	12,700	106,031
	Nikko Co. Ltd.	8,000	38,070
	Nikkon Holdings Co. Ltd.	31,200	644,002
#	Nikon Corp.	54,800	526,926
	Nintendo Co. Ltd.	10,000	830,200
	Nippi, Inc.	400	15,500
	Nippn Corp.	14,300	225,398
	Nippon Air Conditioning Services Co. Ltd.	3,800	27,007
	Nippon Aqua Co. Ltd.	4,800	24,921
#	Nippon Avionics Co. Ltd.	2,000	41,921
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	49,439
	Nippon Carbide Industries Co., Inc.	1,700	20,049
#	Nippon Carbon Co. Ltd.	2,400	70,376
	Nippon Care Supply Co. Ltd.	100	1,428
		Shares	Value»
JAPAN — (Continued)
#	Nippon Chemical Industrial Co. Ltd.	1,799	$26,608
*	Nippon Chemi-Con Corp.	7,400	50,578
	Nippon Concept Corp.	2,200	26,697
	Nippon Densetsu Kogyo Co. Ltd.	9,600	145,900
	Nippon Dry-Chemical Co. Ltd.	1,600	46,925
	Nippon Electric Glass Co. Ltd.	21,100	482,784
	Nippon Express Holdings, Inc.	59,000	1,053,613
#	Nippon Fine Chemical Co. Ltd.	2,700	40,418
	Nippon Gas Co. Ltd.	29,300	540,432
	Nippon Kayaku Co. Ltd.	31,000	292,070
#	Nippon Kodoshi Corp.	1,600	19,972
	Nippon Light Metal Holdings Co. Ltd.	15,881	165,574
	Nippon Paint Holdings Co. Ltd.	56,400	429,698
	Nippon Paper Industries Co. Ltd.	27,978	216,314
	Nippon Parking Development Co. Ltd.	51,500	85,928
#	Nippon Rietec Co. Ltd.	4,000	45,281
	Nippon Road Co. Ltd.	6,700	91,769
	Nippon Seiki Co. Ltd.	11,900	91,119
	Nippon Seisen Co. Ltd.	5,000	37,163
	Nippon Sharyo Ltd.	2,200	31,087
*	Nippon Sheet Glass Co. Ltd.	26,400	75,725
	Nippon Shinyaku Co. Ltd.	13,100	337,776
	Nippon Shokubai Co. Ltd.	26,700	312,901
	Nippon Signal Co. Ltd.	11,500	78,890
	Nippon Soda Co. Ltd.	13,000	243,908
	Nippon Telegraph & Telephone Corp.	907,500	948,588
#	Nippon Thompson Co. Ltd.	14,800	50,497
	Nippon Yusen KK	58,100	1,898,296
#	Nishikawa Rubber Co. Ltd.	4,200	72,672

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishimatsu Construction Co. Ltd.	9,200	$342,307
	Nishimatsuya Chain Co. Ltd.	9,200	142,365
	Nishi-Nippon Financial Holdings, Inc.	31,800	467,137
	Nishi-Nippon Railroad Co. Ltd.	9,200	141,437
	Nishio Holdings Co. Ltd.	6,700	192,787
*	Nissan Motor Co. Ltd.	252,750	601,704
	Nissan Shatai Co. Ltd.	8,100	59,929
	Nissan Tokyo Sales Holdings Co. Ltd.	11,500	39,309
	Nissei ASB Machine Co. Ltd.	2,100	66,888
#	Nissei Plastic Industrial Co. Ltd.	4,600	26,823
	Nissha Co. Ltd.	11,615	99,538
	Nisshin Group Holdings Co. Ltd.	9,400	33,662
	Nisshin Oillio Group Ltd.	7,900	272,702
	Nisshin Seifun Group, Inc.	34,340	443,044
	Nisshinbo Holdings, Inc.	33,075	197,712
	Nissin Corp.	3,500	117,959
	Nissin Foods Holdings Co. Ltd.	7,800	171,981
	Nisso Holdings Co. Ltd.	5,300	25,601
	Nissui Corp.	79,600	484,146
	Niterra Co. Ltd.	33,300	1,036,857
	Nitori Holdings Co. Ltd.	4,300	511,634
	Nitta Corp.	4,800	123,393
	Nitta Gelatin, Inc.	3,200	18,341
	Nitto Denko Corp.	110,500	1,942,238
	Nitto Fuji Flour Milling Co. Ltd.	600	28,865
#	Nitto Kogyo Corp.	7,300	153,248
	Nitto Kohki Co. Ltd.	3,400	40,635
	Nitto Seiko Co. Ltd.	6,900	28,586
	Nittoc Construction Co. Ltd.	6,700	48,946
#	Nittoku Co. Ltd.	2,600	36,937
	NJS Co. Ltd.	600	17,380
	Noevir Holdings Co. Ltd.	3,600	104,079
	Nojima Corp.	17,000	305,655
	NOK Corp.	14,900	205,900
		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc. (8604 JP)	163,500	$911,277
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	61,247	339,921
#	Nomura Micro Science Co. Ltd.	2,700	44,270
	Nomura Real Estate Holdings, Inc.	85,500	508,506
	Nomura Research Institute Ltd.	14,989	567,595
	Noritake Co. Ltd.	5,400	140,736
	Noritsu Koki Co. Ltd.	5,600	176,831
	Noritz Corp.	6,900	84,845
	North Pacific Bank Ltd.	74,016	258,781
	NPR-RIKEN Corp.	4,846	80,368
	NS Solutions Corp.	6,800	161,329
	NS Tool Co. Ltd.	3,500	17,359
	NSD Co. Ltd.	15,900	374,325
	NSK Ltd.	80,802	352,951
	NSW, Inc.	1,800	39,075
	NTN Corp.	111,021	170,985
	NTT Data Group Corp.	46,900	931,452
	Oat Agrio Co. Ltd.	1,200	17,244
	Obara Group, Inc.	2,300	53,545
	Obayashi Corp.	63,100	979,008
	OBIC Business Consultants Co. Ltd.	800	38,457
	Obic Co. Ltd.	13,900	486,660
	Odakyu Electric Railway Co. Ltd.	33,199	366,527
	Ogaki Kyoritsu Bank Ltd.	8,600	139,567
#	Ohara, Inc.	1,700	12,307
#	Ohashi Technica, Inc.	3,300	45,427
	Ohba Co. Ltd.	1,700	12,727
	Ohsho Food Service Corp.	8,400	190,015
	OIE Sangyo Co. Ltd.	600	8,299
	Oiles Corp.	6,140	91,865
	Oita Bank Ltd.	3,900	93,086
	Oji Holdings Corp.	150,400	709,968
	Okabe Co. Ltd.	10,200	63,414
	Okada Aiyon Corp.	800	10,476
	Okamoto Machine Tool Works Ltd.	2,000	48,983
	Okamura Corp.	12,400	172,176
	Okasan Securities Group, Inc.	37,500	167,437
	Oki Electric Industry Co. Ltd.	25,248	168,158

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okinawa Cellular Telephone Co.	6,400	$189,772
	Okinawa Financial Group, Inc.	5,480	95,056
	OKUMA Corp.	11,200	251,625
	Okumura Corp.	8,000	248,134
	Okura Industrial Co. Ltd.	2,600	75,250
#	Okuwa Co. Ltd.	8,300	52,977
	Olympus Corp.	81,900	1,073,135
	Omron Corp.	9,960	295,662
#	Onoken Co. Ltd.	5,400	56,552
	Onward Holdings Co. Ltd.	25,100	101,633
	Open House Group Co. Ltd.	17,900	793,720
	Open Up Group, Inc.	11,700	150,712
	Optex Group Co. Ltd.	8,100	86,670
#*	Optim Corp.	3,400	15,571
	Optorun Co. Ltd.	5,306	52,742
	Oracle Corp. Japan	2,900	348,642
	Organo Corp.	7,200	344,656
	Orient Corp.	14,980	82,236
	Oriental Consultants Holdings Co. Ltd.	500	17,684
	Oriental Land Co. Ltd.	32,600	690,452
	Oriental Shiraishi Corp.	31,900	84,041
	ORIX Corp. (8591 JP)	70,100	1,406,208
	Oro Co. Ltd.	2,400	40,186
	Osaka Gas Co. Ltd.	20,800	527,448
#	Osaka Organic Chemical Industry Ltd.	3,600	60,678
#	Osaka Steel Co. Ltd.	1,800	30,219
#	OSAKA Titanium Technologies Co. Ltd.	7,600	88,011
	Osaki Electric Co. Ltd.	11,100	66,064
#	OSG Corp.	17,800	211,587
	Otsuka Corp.	16,200	359,301
	OUG Holdings, Inc.	1,000	22,083
	Oyo Corp.	5,800	108,728
#	Ozu Corp.	700	8,772
	Pacific Industrial Co. Ltd.	11,876	104,289
	Pack Corp.	3,300	75,005
	PAL GROUP Holdings Co. Ltd.	10,000	275,148
	PALTAC Corp.	6,210	172,213
		Shares	Value»
JAPAN — (Continued)
	Pan Pacific International Holdings Corp.	32,200	$991,355
	Panasonic Holdings Corp.	151,701	1,739,398
	Paraca, Inc.	1,500	19,700
	Paramount Bed Holdings Co. Ltd.	8,400	135,311
	Park24 Co. Ltd.	31,200	442,048
	Parker Corp.	3,000	16,802
	Pasona Group, Inc.	6,100	94,629
	Pegasus Co. Ltd.	5,300	17,619
	Penta-Ocean Construction Co. Ltd.	72,800	417,627
#	People Dreams & Technologies Group Co. Ltd.	1,400	17,388
*	PeptiDream, Inc.	21,307	290,053
	Persol Holdings Co. Ltd.	368,334	667,153
	Pharma Foods International Co. Ltd.	4,400	28,207
	PHC Holdings Corp.	6,400	43,181
#*	PIA Corp.	1,400	25,888
#	Pickles Holdings Co. Ltd.	2,400	15,572
	Pigeon Corp.	14,875	180,134
	PILLAR Corp.	5,000	127,221
	Pilot Corp.	5,900	164,676
	Piolax, Inc.	7,100	108,866
*	PKSHA Technology, Inc.	2,000	39,786
	Plus Alpha Consulting Co. Ltd.	6,400	74,470
#	Port, Inc.	1,900	24,879
	PR Times Corp.	900	14,335
	Premium Group Co. Ltd.	8,700	129,984
	Premium Water Holdings, Inc.	700	14,007
	Press Kogyo Co. Ltd.	21,600	82,400
	Prestige International, Inc.	20,100	94,382
	Prima Meat Packers Ltd.	5,699	91,727
	Procrea Holdings, Inc.	7,208	82,433
#	Pronexus, Inc.	5,200	44,412
	Pro-Ship, Inc.	1,900	28,232
	PS Construction Co. Ltd.	2,490	26,656

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	QB Net Holdings Co. Ltd.	1,301	$10,115
	Qol Holdings Co. Ltd.	11,000	176,884
	Quick Co. Ltd.	2,900	42,729
#	Raccoon Holdings, Inc.	4,100	23,601
	Raito Kogyo Co. Ltd.	8,000	148,796
	Raiznext Corp.	7,900	82,531
	Raksul, Inc.	12,200	98,409
	Rakus Co. Ltd.	19,800	300,857
*	Rakuten Bank Ltd.	13,700	576,190
*	Rakuten Group, Inc.	25,200	148,587
	Rasa Corp.	2,700	26,953
	Rasa Industries Ltd.	2,100	40,364
	Recruit Holdings Co. Ltd.	60,400	3,347,081
	Relo Group, Inc.	23,400	309,190
#	Renaissance, Inc.	2,000	14,766
	Renesas Electronics Corp.	122,799	1,441,078
	Rengo Co. Ltd.	49,100	274,100
#*	RENOVA, Inc.	9,500	43,516
	Resol Holdings Co. Ltd.	300	10,643
	Resona Holdings, Inc.	97,163	779,419
	Resonac Holdings Corp.	40,918	744,215
	Resorttrust, Inc.	34,400	354,028
	Restar Corp.	4,900	76,808
	Retail Partners Co. Ltd.	6,800	65,371
	Rheon Automatic Machinery Co. Ltd.	3,400	27,699
	Rhythm Co. Ltd.	1,100	29,037
	Ricoh Co. Ltd.	59,948	630,540
	Ricoh Leasing Co. Ltd.	4,500	173,300
	Riken Keiki Co. Ltd.	5,800	108,168
	Riken Technos Corp.	12,300	86,442
	Riken Vitamin Co. Ltd.	5,200	90,717
	Ringer Hut Co. Ltd.	3,800	59,304
	Rinnai Corp.	12,500	279,981
	Rion Co. Ltd.	2,800	46,770
	Riso Kagaku Corp.	1,200	10,268
#	Riso Kyoiku Co. Ltd.	6,200	10,573
	Rix Corp.	800	16,489
	Rohm Co. Ltd.	53,200	484,385
	Rohto Pharmaceutical Co. Ltd.	17,000	284,362
#	Rokko Butter Co. Ltd.	3,500	31,041
	Roland Corp.	3,800	84,357
	Rorze Corp.	27,000	271,750
	Round One Corp.	48,900	303,540
		Shares	Value»
JAPAN — (Continued)
	Royal Holdings Co. Ltd.	7,500	$136,644
	Ryobi Ltd.	5,500	80,190
#	RYODEN Corp.	3,500	59,270
	Ryohin Keikaku Co. Ltd.	31,600	1,068,097
	Ryoyo Ryosan Holdings, Inc.	5,776	97,004
	S Foods, Inc.	5,100	96,311
	S&B Foods, Inc.	3,400	67,335
#	Sac's Bar Holdings, Inc.	4,300	25,156
	Saibu Gas Holdings Co. Ltd.	3,900	46,980
	Sakai Chemical Industry Co. Ltd.	3,500	61,625
	Sakai Heavy Industries Ltd.	1,800	25,577
	Sakai Moving Service Co. Ltd.	4,600	78,690
	Sakata INX Corp.	11,900	154,449
	Sakata Seed Corp.	5,800	134,335
	Sala Corp.	14,300	91,591
#	Samco, Inc.	500	8,378
	San Holdings, Inc.	5,200	43,849
	San ju San Financial Group, Inc.	6,050	97,291
	San-A Co. Ltd.	6,800	135,030
	San-Ai Obbli Co. Ltd.	15,800	185,544
	Sangetsu Corp.	11,000	223,727
	San-In Godo Bank Ltd.	34,576	307,180
*	SANIX HOLDINGS, Inc.	6,100	9,777
*	Sanken Electric Co. Ltd.	5,700	251,745
	Sanki Engineering Co. Ltd.	9,000	229,959
	Sanko Gosei Ltd.	6,700	28,639
	Sanko Metal Industrial Co. Ltd.	800	33,124
	Sankyo Frontier Co. Ltd.	2,200	29,593
	Sankyo Seiko Co. Ltd.	8,500	37,870
	Sankyo Tateyama, Inc.	6,600	29,488
	Sankyu, Inc.	11,700	512,062
#	Sanoh Industrial Co. Ltd.	10,200	44,174
	Sanrio Co. Ltd.	14,100	561,831
	Sansei Technologies, Inc.	2,400	21,245

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sanshin Electronics Co. Ltd.	2,600	$36,001
#	Santec Holdings Corp.	1,400	40,797
	Santen Pharmaceutical Co. Ltd.	74,700	756,590
	Sanwa Holdings Corp.	24,300	797,591
	Sanyo Chemical Industries Ltd.	3,100	78,099
#	Sanyo Denki Co. Ltd.	4,000	274,900
	Sanyo Shokai Ltd.	2,599	50,176
	Sanyo Trading Co. Ltd.	6,100	60,000
#	Sata Construction Co. Ltd.	2,200	16,902
	Sato Corp.	6,719	97,232
	Sato Foods Co. Ltd.	300	15,484
	Sato Shoji Corp.	3,600	37,113
#	Satori Electric Co. Ltd.	3,200	37,044
	SAXA, Inc.	1,500	31,759
*	SBI ARUHI Corp.	4,510	24,901
#	SBI Global Asset Management Co. Ltd.	6,900	30,838
	SBI Holdings, Inc.	24,600	646,844
#	SBI Sumishin Net Bank Ltd.	5,500	160,492
	SBS Holdings, Inc.	6,000	120,435
	SCREEN Holdings Co. Ltd.	12,200	811,264
	Scroll Corp.	11,000	79,113
	SCSK Corp.	17,100	447,258
	SEC Carbon Ltd.	2,500	34,678
	Seibu Electric & Machinery Co. Ltd.	1,200	15,951
	Seibu Holdings, Inc.	22,500	543,795
	Seika Corp.	2,100	64,618
	Seikagaku Corp.	10,600	52,676
#	Seikitokyu Kogyo Co. Ltd.	6,100	66,359
	Seiko Epson Corp.	31,200	432,840
	Seiko Group Corp.	7,899	208,508
	Seino Holdings Co. Ltd.	29,700	467,427
#	Seiren Co. Ltd.	9,300	144,496
	Sekisui Chemical Co. Ltd.	39,800	695,462
	Sekisui House Ltd.	35,500	816,152
	Sekisui Jushi Corp.	6,600	86,279
	Sekisui Kasei Co. Ltd.	7,400	16,970
		Shares	Value»
JAPAN — (Continued)
	SEMITEC Corp.	2,100	$26,221
	Senko Group Holdings Co. Ltd.	31,000	368,515
#	Senshu Electric Co. Ltd.	3,200	98,544
	Senshu Ikeda Holdings, Inc.	61,400	202,758
#*	Senshukai Co. Ltd.	8,300	15,453
	Seria Co. Ltd.	9,800	198,961
	Seven & i Holdings Co. Ltd.	236,100	3,475,538
	Seven Bank Ltd.	153,100	275,507
	SG Holdings Co. Ltd.	43,700	460,146
	Sharingtechnology, Inc.	3,500	27,860
#*	Sharp Corp.	22,057	130,764
	Shibaura Machine Co. Ltd.	3,900	98,457
	Shibaura Mechatronics Corp.	3,000	140,707
	Shibusawa Logistics Corp.	2,600	58,031
	Shibuya Corp.	4,300	93,356
*	SHIFT, Inc.	41,900	383,393
	Shiga Bank Ltd.	9,400	377,975
	Shikibo Ltd.	2,900	19,662
	Shikoku Bank Ltd.	9,300	77,322
	Shikoku Kasei Holdings Corp.	9,300	119,795
	Shima Seiki Manufacturing Ltd.	6,400	39,251
	Shimadaya Corp.	1,500	19,646
	Shimamura Co. Ltd.	7,200	479,081
	Shimano, Inc.	3,019	425,333
#	Shimizu Bank Ltd.	3,400	33,542
	Shimizu Corp.	56,300	601,458
#	Shimojima Co. Ltd.	2,400	20,742
	Shin Nippon Air Technologies Co. Ltd.	5,600	82,737
	Shinagawa Refractories Co. Ltd.	12,100	139,557
#	Shindengen Electric Manufacturing Co. Ltd.	2,200	31,821
	Shin-Etsu Chemical Co. Ltd.	61,400	1,868,492
	Shin-Etsu Polymer Co. Ltd.	10,400	106,561
#	Shinki Bus Co. Ltd.	600	14,434
	Shinko Shoji Co. Ltd.	7,600	47,380
	Shinmaywa Industries Ltd.	16,000	150,770

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shinnihon Corp.	8,500	$98,230
	Shinnihonseiyaku Co. Ltd.	2,400	40,272
	Shinsho Corp.	4,200	55,360
	Shinwa Co. Ltd. (3447 JP)	1,900	9,660
	Shinwa Co. Ltd. (7607 JP)	2,600	55,152
	Ship Healthcare Holdings, Inc.	20,300	294,502
	Shizuoka Financial Group, Inc.	62,600	695,645
	Shizuoka Gas Co. Ltd.	11,000	90,647
	SHO-BOND Holdings Co. Ltd.	7,700	276,402
	Shoei Co. Ltd.	12,500	146,812
#	Shoei Foods Corp.	1,500	42,697
	Showa Sangyo Co. Ltd.	5,300	112,232
	SIGMAXYZ Holdings, Inc.	13,000	95,283
	Siix Corp.	10,000	73,637
*	Simplex Holdings, Inc.	7,900	167,208
	Sinanen Holdings Co. Ltd.	1,900	88,356
	Sinko Industries Ltd.	13,500	114,118
	Sintokogio Ltd.	10,000	58,290
	SK Kaken Co. Ltd.	1,300	81,185
	SK-Electronics Co. Ltd.	2,100	33,869
	SKY Perfect JSAT Holdings, Inc.	45,400	367,020
#	Skylark Holdings Co. Ltd.	45,300	940,167
	Skymark Airlines, Inc.	3,500	12,357
#	Smaregi, Inc.	1,500	33,049
	SMC Corp.	600	194,185
#	SMK Corp.	1,100	18,042
	SMS Co. Ltd.	17,006	157,611
	Socionext, Inc.	38,300	411,938
#	Soda Nikka Co. Ltd.	4,200	30,269
	Sodick Co. Ltd.	13,900	73,055
	Soft99 Corp.	3,800	45,970
	SoftBank Corp.	1,238,000	1,873,397
	SoftBank Group Corp.	91,100	4,606,894
	Softcreate Holdings Corp.	3,600	49,502
	Software Service, Inc.	600	52,868
	Sohgo Security Services Co. Ltd.	58,400	461,574
		Shares	Value»
JAPAN — (Continued)
	Soken Chemical & Engineering Co. Ltd.	4,400	$46,768
	Solasto Corp.	16,700	51,597
	Soliton Systems KK	2,100	18,389
	Sompo Holdings, Inc.	78,800	2,582,362
	Sony Group Corp. (6758 JP)	368,000	9,708,865
	Sotetsu Holdings, Inc.	12,842	195,800
#	Space Co. Ltd.	4,390	33,601
	Sparx Group Co. Ltd.	4,840	48,961
	SPK Corp.	2,200	31,811
	Square Enix Holdings Co. Ltd.	3,400	196,598
	SRA Holdings	2,600	79,172
#	SRE Holdings Corp.	1,500	37,013
	SRS Holdings Co. Ltd.	5,000	41,686
#	St. Care Holding Corp.	2,700	14,618
	Stanley Electric Co. Ltd.	23,800	445,986
	Star Mica Holdings Co. Ltd.	8,800	60,117
	Star Micronics Co. Ltd.	10,000	114,678
	Startia Holdings, Inc.	2,000	29,553
	Starts Corp., Inc.	9,300	252,943
	Starzen Co. Ltd.	12,600	107,585
	Stella Chemifa Corp.	1,100	28,728
	Step Co. Ltd.	2,300	36,746
	STI Foods Holdings, Inc.	1,500	12,947
	Strike Co. Ltd.	2,200	45,253
#	Studio Alice Co. Ltd.	3,200	47,254
	Subaru Corp.	131,300	2,377,570
	Subaru Enterprise Co. Ltd.	2,000	46,131
	Sugi Holdings Co. Ltd.	18,200	382,306
#	Sugimoto & Co. Ltd.	5,200	58,565
#	SUMCO Corp.	88,000	606,856
	Sumida Corp.	9,800	64,930
	Sumitomo Densetsu Co. Ltd.	4,100	150,682
	Sumitomo Electric Industries Ltd.	72,600	1,166,929
	Sumitomo Forestry Co. Ltd.	34,900	1,004,918
	Sumitomo Heavy Industries Ltd.	23,119	481,379
	Sumitomo Metal Mining Co. Ltd.	23,000	510,301

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Construction Co. Ltd.	7,520	$26,652
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	149,400	3,564,268
#	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	11,351	161,184
	Sumitomo Mitsui Trust Group, Inc.	42,000	1,039,027
	Sumitomo Realty & Development Co. Ltd.	28,200	1,050,345
	Sumitomo Riko Co. Ltd.	11,100	126,942
	Sumitomo Rubber Industries Ltd.	45,525	573,306
	Sumitomo Seika Chemicals Co. Ltd.	2,400	80,040
	Sumitomo Warehouse Co. Ltd.	14,500	281,651
	Sun Frontier Fudousan Co. Ltd.	8,800	120,427
	Sundrug Co. Ltd.	16,200	539,821
	Suntory Beverage & Food Ltd.	13,100	457,725
	Sun-Wa Technos Corp.	3,300	48,888
#	SUNWELS Co. Ltd.	1,900	7,615
	Suruga Bank Ltd.	34,600	306,483
#	Suzuden Corp.	2,300	31,312
	Suzuken Co. Ltd.	13,750	496,755
	Suzuki Co. Ltd.	4,100	46,384
	Suzuki Motor Corp.	126,400	1,514,734
	SWCC Corp.	8,300	377,173
	System Research Co. Ltd.	2,400	29,480
	System Support Holdings, Inc.	1,800	25,340
#	Systems Engineering Consultants Co. Ltd.	500	15,565
	Systena Corp.	71,800	187,807
#	Syuppin Co. Ltd.	3,700	28,441
	T Hasegawa Co. Ltd.	6,900	138,289
	T RAD Co. Ltd.	1,500	40,275
	T&D Holdings, Inc.	44,300	942,642
	Tachibana Eletech Co. Ltd.	4,880	79,809
	Tachikawa Corp.	2,800	29,428
	Tachi-S Co. Ltd.	9,100	100,389
	Tadano Ltd.	25,100	173,895
		Shares	Value»
JAPAN — (Continued)
	Taihei Dengyo Kaisha Ltd.	2,500	$85,498
#	Taiho Kogyo Co. Ltd.	4,700	21,428
	Taikisha Ltd.	10,200	166,953
#	Taiko Bank Ltd.	1,300	12,858
	Taisei Corp.	11,900	645,242
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	1,500	26,024
	Taiyo Holdings Co. Ltd.	10,200	377,645
	Taiyo Yuden Co. Ltd.	28,100	423,811
	Takamatsu Construction Group Co. Ltd.	3,700	74,951
#	Takamiya Co. Ltd.	11,977	32,175
	Takaoka Toko Co. Ltd.	3,000	48,248
	Takara & Co. Ltd.	3,000	72,696
	Takara Standard Co. Ltd.	10,400	131,446
	Takasago International Corp.	3,600	169,102
	Takasago Thermal Engineering Co. Ltd.	7,800	345,103
	Takashima & Co. Ltd.	2,400	21,989
	Takashimaya Co. Ltd.	67,600	521,206
#	TAKEBISHI Corp.	2,200	27,418
	Takeuchi Manufacturing Co. Ltd.	8,400	262,940
	Taki Chemical Co. Ltd.	900	19,803
	Takuma Co. Ltd.	8,100	104,370
#	Tama Home Co. Ltd.	4,700	131,570
	Tamron Co. Ltd.	8,600	194,433
	Tamura Corp.	22,300	71,133
	Tanseisha Co. Ltd.	9,100	66,123
	Tayca Corp.	4,200	38,243
	Tazmo Co. Ltd.	1,400	17,167
	TBS Holdings, Inc.	7,500	251,590
#	TDC Soft, Inc.	7,600	67,322
	TDK Corp. (6762 JP)	243,000	2,593,160
	TechMatrix Corp.	8,400	119,957
	Techno Medica Co. Ltd.	900	11,413
	Techno Ryowa Ltd.	1,600	31,937
	Techno Smart Corp.	2,600	29,087
	TechnoPro Holdings, Inc.	23,900	532,961
	Teikoku Electric Manufacturing Co. Ltd.	2,400	46,946

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Teikoku Sen-I Co. Ltd.	4,600	$79,583
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	26,405
	Tekken Corp.	3,300	64,043
#	Tenma Corp.	4,400	109,782
#	Tenpos Holdings Co. Ltd.	600	14,449
	Tera Probe, Inc.	800	14,845
	Terasaki Electric Co. Ltd.	600	8,812
	Terumo Corp.	16,300	311,994
	Tess Holdings Co. Ltd.	10,300	24,066
	THK Co. Ltd.	23,100	569,068
	Tigers Polymer Corp.	3,500	21,332
	TIS, Inc.	23,600	681,171
	TKC Corp.	5,700	160,667
	Toa Corp. (1885 JP)	21,800	210,620
	Toa Corp. (6809 JP)	6,200	40,271
	TOA ROAD Corp.	12,000	128,303
	TOBISHIMA HOLDINGS, Inc.	5,970	75,091
	Tobu Railway Co. Ltd.	18,400	335,762
	TOC Co. Ltd.	9,500	42,027
	Tocalo Co. Ltd.	13,600	156,644
	Tochigi Bank Ltd.	29,200	66,139
	Toda Corp.	64,100	408,376
	Toei Animation Co. Ltd.	5,900	142,667
	Toei Co. Ltd.	3,000	109,910
	Toenec Corp.	15,500	122,753
#	Toho Bank Ltd.	51,400	126,782
	Toho Co. Ltd. (8142 JP)	2,500	57,199
	Toho Co. Ltd. (9602 JP)	3,800	216,948
#	Toho Gas Co. Ltd.	8,500	254,259
	Toho Holdings Co. Ltd.	13,200	431,527
	Toho Titanium Co. Ltd.	8,500	60,600
	Tohoku Bank Ltd.	1,800	13,549
	Tokai Carbon Co. Ltd.	49,300	318,122
	Tokai Corp.	4,900	72,069
	TOKAI Holdings Corp.	24,539	172,074
	Tokai Rika Co. Ltd.	14,300	212,978
	Tokai Tokyo Financial Holdings, Inc.	49,200	162,500
#	Token Corp.	1,810	169,169
	Tokio Marine Holdings, Inc. (8766 JP)	118,700	4,757,775
		Shares	Value»
JAPAN — (Continued)
	Tokushu Tokai Paper Co. Ltd.	2,300	$60,081
	Tokyo Century Corp.	37,100	390,712
#	Tokyo Electron Device Ltd.	5,400	111,951
	Tokyo Electron Ltd.	19,200	2,858,848
	Tokyo Energy & Systems, Inc.	4,500	35,539
	Tokyo Gas Co. Ltd.	19,800	657,811
#	Tokyo Individualized Educational Institute, Inc.	3,700	8,122
	Tokyo Kiraboshi Financial Group, Inc.	6,422	253,855
	Tokyo Ohka Kogyo Co. Ltd.	13,200	290,398
	Tokyo Sangyo Co. Ltd.	6,600	32,060
	Tokyo Seimitsu Co. Ltd.	8,700	485,487
	Tokyo Steel Manufacturing Co. Ltd.	13,700	154,903
	Tokyo Tatemono Co. Ltd.	46,900	840,838
	Tokyu Construction Co. Ltd.	21,564	125,199
	Tokyu Fudosan Holdings Corp.	151,043	1,057,877
	Toli Corp.	10,700	36,585
	Tomato Bank Ltd.	1,400	11,580
#	Tomoe Corp.	5,400	56,161
#	Tomoe Engineering Co. Ltd.	6,000	58,099
	Tomoku Co. Ltd.	3,500	59,981
	TOMONY Holdings, Inc.	46,900	179,717
	Tomy Co. Ltd.	21,600	475,567
	Topcon Corp.	22,000	499,639
	TOPPAN Holdings, Inc.	23,300	654,090
	Topre Corp.	11,300	138,068
	Topy Industries Ltd.	4,200	60,879
	Toray Industries, Inc.	127,700	815,558
#	Torex Semiconductor Ltd.	3,000	24,881
	Toridoll Holdings Corp.	11,600	347,197
	Torigoe Co. Ltd.	4,100	24,744
	Torii Pharmaceutical Co. Ltd.	3,700	121,245

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Torishima Pump Manufacturing Co. Ltd.	4,500	$62,069
	Tosei Corp.	8,900	149,999
	Toshiba TEC Corp.	8,700	163,985
	Tosho Co. Ltd.	3,800	14,619
	Tosoh Corp.	50,800	716,113
	Totech Corp.	6,300	114,315
	Totetsu Kogyo Co. Ltd.	5,000	110,339
	TOTO Ltd.	16,399	432,416
#	Tottori Bank Ltd.	2,400	21,565
	Toukei Computer Co. Ltd.	1,400	42,996
	Tow Co. Ltd.	9,200	20,361
	Towa Bank Ltd.	9,200	39,484
#	Towa Corp.	8,900	83,080
	Towa Pharmaceutical Co. Ltd.	7,500	139,169
	Toyo Construction Co. Ltd.	22,500	211,054
	Toyo Corp.	5,600	53,921
#	Toyo Engineering Corp.	7,919	37,388
#	Toyo Gosei Co. Ltd.	1,400	47,375
#	Toyo Innovex Co. Ltd.	4,900	19,813
	Toyo Kanetsu KK	2,200	54,662
	Toyo Seikan Group Holdings Ltd.	23,700	413,771
	Toyo Suisan Kaisha Ltd.	6,500	420,197
	Toyo Tanso Co. Ltd.	2,500	70,255
	Toyo Tire Corp.	28,500	532,859
	Toyoda Gosei Co. Ltd.	16,500	316,827
	Toyota Boshoku Corp.	21,700	311,368
	Toyota Industries Corp.	5,600	656,739
	TPR Co. Ltd.	5,900	87,867
	Traders Holdings Co. Ltd.	4,900	30,184
#	Transaction Co. Ltd.	3,200	56,886
*	Transaction Media Networks, Inc.	4,700	9,210
	Transcosmos, Inc.	4,363	95,337
	TRE Holdings Corp.	20,400	219,847
	Treasure Factory Co. Ltd.	3,800	51,214
	Trend Micro, Inc. (4704 JP)	11,500	825,132
#	Tri Chemical Laboratories, Inc.	900	16,070
	Trinity Industrial Corp.	1,700	12,651
		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	10,900	$162,617
	TS Tech Co. Ltd.	21,900	247,529
	TSI Holdings Co. Ltd.	13,100	98,585
#	Tsubaki Nakashima Co. Ltd.	11,229	31,966
	Tsubakimoto Chain Co.	22,284	270,713
#	Tsubakimoto Kogyo Co. Ltd.	3,600	54,557
	Tsugami Corp.	10,600	130,577
	Tsukishima Holdings Co. Ltd.	6,600	92,627
	Tsukuba Bank Ltd.	28,700	48,400
	Tsuruha Holdings, Inc.	8,000	643,513
	Tsurumi Manufacturing Co. Ltd.	4,800	111,389
#	Tsutsumi Jewelry Co. Ltd.	2,200	35,662
	Tsuzuki Denki Co. Ltd.	1,700	29,155
	TV Asahi Holdings Corp.	6,600	120,046
	Tv Tokyo Holdings Corp.	2,500	69,506
	TYK Corp.	3,500	12,051
	UACJ Corp.	10,500	354,253
	UBE Corp.	2,700	39,613
	Uchida Yoko Co. Ltd.	2,300	125,823
	Ueki Corp.	400	5,321
	ULS Group, Inc.	1,300	45,177
	Ulvac, Inc.	10,700	362,887
	U-Next Holdings Co. Ltd.	15,600	223,241
	Unicharm Corp.	77,200	716,813
	Unipres Corp.	10,600	74,475
	United Arrows Ltd.	5,900	93,139
	United Super Markets Holdings, Inc.	15,400	99,047
	Urbanet Corp. Co. Ltd.	9,100	29,252
#	User Local, Inc.	1,200	13,989
	Ushio, Inc.	24,900	299,494
	USS Co. Ltd.	50,000	498,387
	UT Group Co. Ltd.	7,400	104,017
	V Technology Co. Ltd.	2,900	40,872
	Valor Holdings Co. Ltd.	10,051	175,858
	Valqua Ltd.	4,100	86,254
#	Value HR Co. Ltd.	4,100	44,845
	ValueCommerce Co. Ltd.	5,100	28,974

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Vector, Inc.	6,200	$38,558
	Vertex Corp.	6,180	83,507
	Vision, Inc.	8,200	73,907
*	Visional, Inc.	5,100	308,543
	Vital KSK Holdings, Inc.	10,000	92,053
	VT Holdings Co. Ltd.	29,700	105,097
	Wacoal Holdings Corp.	10,700	373,452
	Wacom Co. Ltd.	25,500	97,617
	Wakachiku Construction Co. Ltd.	2,500	69,903
	Wakita & Co. Ltd.	10,600	130,985
	Warabeya Nichiyo Holdings Co. Ltd.	4,500	69,603
#	Waseda Academy Co. Ltd.	2,000	31,012
#	Watahan & Co. Ltd.	3,100	35,225
#	WATAMI Co. Ltd.	4,800	37,857
	WDB Holdings Co. Ltd.	1,900	24,250
	Weathernews, Inc.	2,600	64,489
	Welcia Holdings Co. Ltd.	17,760	313,129
	Wellneo Sugar Co. Ltd.	2,200	36,455
	Wellnet Corp.	2,900	14,738
	West Holdings Corp.	5,757	63,743
#	Will Group, Inc.	6,500	44,391
*	WingArc1st, Inc.	5,200	138,971
	With U.S. Corp.	1,000	17,201
	Workman Co. Ltd.	2,300	72,475
	World Co. Ltd.	7,700	143,033
	World Holdings Co. Ltd.	3,400	47,634
#*	W-Scope Corp.	2,800	4,887
	Xebio Holdings Co. Ltd.	6,900	62,948
	Yahagi Construction Co. Ltd.	9,100	92,578
	Yakult Honsha Co. Ltd.	10,298	211,542
	YAKUODO Holdings Co. Ltd.	3,000	42,629
	YAMABIKO Corp.	14,400	215,498
	YAMADA Consulting Group Co. Ltd.	2,400	29,421
	Yamada Holdings Co. Ltd.	87,091	280,675
#	Yamae Group Holdings Co. Ltd.	4,000	72,556
	Yamagata Bank Ltd.	7,399	66,639
		Shares	Value»
JAPAN — (Continued)
	Yamaguchi Financial Group, Inc.	46,300	$547,004
	Yamaha Corp.	44,700	326,709
#	Yamaha Motor Co. Ltd.	162,500	1,276,232
	Yamaichi Electronics Co. Ltd.	3,800	53,398
#	Yamami Co.	500	16,140
	Yamanashi Chuo Bank Ltd.	7,300	104,121
	Yamatane Corp.	2,600	81,805
	Yamato Corp.	4,700	54,271
	Yamato Holdings Co. Ltd.	37,146	527,390
#	Yamato Kogyo Co. Ltd.	7,500	446,615
#	Yamaura Corp.	2,200	18,759
	Yamazaki Baking Co. Ltd.	26,200	627,190
	Yamazen Corp.	15,200	149,453
	Yaoko Co. Ltd.	4,900	328,191
	Yaskawa Electric Corp.	10,800	227,548
	Yasuda Logistics Corp.	4,800	57,154
#	YE DIGITAL Corp.	3,200	13,676
	Yellow Hat Ltd.	20,000	190,605
	Yodogawa Steel Works Ltd.	5,700	230,782
	Yokogawa Bridge Holdings Corp.	10,100	185,042
	Yokogawa Electric Corp.	14,500	313,782
	Yokohama Rubber Co. Ltd.	32,600	712,793
#	Yokorei Co. Ltd.	12,100	72,274
	Yokowo Co. Ltd.	5,325	45,631
	Yondenko Corp.	8,100	76,378
	Yonex Co. Ltd.	13,900	227,442
	Yonkyu Co. Ltd.	800	11,941
	Yorozu Corp.	5,900	42,319
	Yoshinoya Holdings Co. Ltd.	12,285	269,271
#	Yotai Refractories Co. Ltd.	3,800	47,285
	Yuasa Trading Co. Ltd.	4,800	146,893
#	Yukiguni Factory Co. Ltd.	7,000	56,839
	Yurtec Corp.	10,600	136,877
	Yushin Co.	4,600	20,544
	Yushiro, Inc.	2,000	26,485
	Yutaka Giken Co. Ltd.	1,400	21,220
	Zacros Corp.	4,300	119,237

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zaoh Co. Ltd.	800	$13,585
#	Zenitaka Corp.	600	18,033
#	Zenkoku Hosho Co. Ltd.	17,100	371,003
	Zenrin Co. Ltd.	6,800	57,228
	Zensho Holdings Co. Ltd.	11,600	716,803
	Zeon Corp.	33,300	326,547
	ZERIA Pharmaceutical Co. Ltd.	5,900	96,752
	ZIGExN Co. Ltd.	15,100	46,984
#	Zojirushi Corp.	2,600	24,975
	ZOZO, Inc.	33,900	344,271
#	Zuiko Corp.	4,100	31,149
TOTAL JAPAN			380,450,731
LIECHTENSTEIN — (0.0%)
	Liechtensteinische Landesbank AG	3,467	318,318
	VP Bank AG, Class A	873	87,036
TOTAL LIECHTENSTEIN			405,354
LUXEMBOURG — (0.3%)
	Aperam SA	11,909	346,521
*	Aroundtown SA	110,504	330,143
	B&M European Value Retail SA	184,370	829,182
Ω	Befesa SA	7,039	214,036
	d'Amico International Shipping SA	12,254	45,447
*	Grand City Properties SA	11,274	134,558
*	HomeToGo SE	3,187	6,135
*	InPost SA	59,271	1,001,199
#	RTL Group SA	9,862	404,446
Ω	Samsonite Group SA	283,500	507,958
#	SES SA	99,058	525,205
	Subsea 7 SA	34,627	524,288
	Sword Group	2,115	75,004
	Tenaris SA (TEN IM)	33,633	560,828
TOTAL LUXEMBOURG			5,504,950
NETHERLANDS — (4.6%)
	Aalberts NV	22,793	756,879
#Ω	ABN AMRO Bank NV	74,927	1,552,701
	Acomo NV	5,752	141,368
*Ω	Adyen NV	570	922,381
	Aegon Ltd. (AEG US)	75,866	487,818
	Aegon Ltd. (AGN NA)	236,073	1,518,408
	Akzo Nobel NV	31,623	1,996,517
#*Ω	Alfen NV	3,346	58,831
#	AMG Critical Materials NV	8,387	149,486
		Shares	Value»
NETHERLANDS — (Continued)
	Arcadis NV	18,005	$873,082
*	Argenx SE (ARGX US), ADR	672	433,534
*	Argo Properties NV	2,212	68,077
	Ariston Holding NV	16,546	74,610
	ASM International NV	4,632	2,264,061
	ASML Holding NV (ASML NA)	1,474	986,757
	ASML Holding NV (ASML US)	16,394	10,952,430
	ASR Nederland NV	49,353	3,114,116
#*Ω	Basic-Fit NV	11,769	267,504
#	BE Semiconductor Industries NV	12,696	1,375,024
#	Brembo NV	26,164	244,652
#	Brunel International NV	4,722	49,813
	Corbion NV	17,357	371,187
	COSMO Pharmaceuticals NV	638	37,000
#Ω	CTP NV	18,973	356,371
Ω	Euronext NV	12,104	2,023,149
	Ferrari NV (RACE IM)	5,231	2,394,697
	Ferrari NV (RACE US)	611	282,148
	Ferrovial SE	26,291	1,282,541
	Flow Traders Ltd.	11,338	335,704
	ForFarmers NV	11,164	53,277
	Fugro NV	30,956	363,040
	HAL Trust	1,635	215,158
*	Havas NV	116,631	194,022
	IMCD NV	11,377	1,512,921
	ING Groep NV (INGA NA)	157,316	3,054,970
	Iveco Group NV	64,101	1,024,086
	JDE Peet's NV	10,551	255,428
Ω	Just Eat Takeaway.com NV (JET LN)	19,511	425,248
#	Kendrion NV	3,940	45,878
	Koninklijke Ahold Delhaize NV (AD NA)	115,481	4,741,528
	Koninklijke BAM Groep NV	83,795	567,610
	Koninklijke Heijmans NV	8,810	451,240
	Koninklijke KPN NV	978,333	4,551,062
#*	Koninklijke Philips NV (PHG US)	53,720	1,361,800
*	Koninklijke Philips NV (PHIA NA)	16,289	413,412
	Koninklijke Vopak NV	22,921	947,799

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	MFE-MediaForEurope NV (MFEA IM), Class A	39,915	$145,182
	MFE-MediaForEurope NV (MFEB IM), Class B	22,348	108,764
	Nedap NV	1,486	102,607
	NN Group NV	66,887	4,101,537
#*	NX Filtration NV	1,334	5,359
#*	Pharming Group NV	110,090	97,370
	Pluxee NV	12,780	287,417
#	PostNL NV	75,595	77,184
	Prosus NV (PRX NA)	44,794	2,100,148
	Randstad NV	22,937	920,684
	RHI Magnesita NV	3,584	149,690
	SBM Offshore NV	46,762	983,128
#*	SIF Holding NV	1,516	15,995
Ω	Signify NV	31,622	655,495
	Sligro Food Group NV	4,988	67,378
#	Stellantis NV (STLA UX)	2,097	19,460
#	Stellantis NV (STLAM IM)	247,907	2,306,881
	STMicroelectronics NV (STM FP)	39,978	908,824
	STMicroelectronics NV (STM US)	32,226	731,852
	Technip Energies NV	36,697	1,252,253
	TKH Group NV	10,897	430,542
#*	TomTom NV	12,235	64,672
#	Universal Music Group NV	68,459	2,013,070
	Van Lanschot Kempen NV	9,679	565,133
	Wolters Kluwer NV	29,784	5,258,632
TOTAL NETHERLANDS			78,918,582
NEW ZEALAND — (0.4%)
	a2 Milk Co. Ltd.	33,795	175,926
	Air New Zealand Ltd.	474,534	163,524
	Auckland International Airport Ltd.	53,419	238,652
#	Briscoe Group Ltd.	7,212	18,089
	Channel Infrastructure NZ Ltd.	78,992	89,177
	Chorus Ltd. (CNU NZ)	87,918	414,647
#	Contact Energy Ltd.	90,242	475,393
	EBOS Group Ltd.	18,312	398,532
	Fisher & Paykel Healthcare Corp. Ltd.	19,201	387,342
		Shares	Value»
NEW ZEALAND — (Continued)
*	Fletcher Building Ltd. (FBU NZ)	227,455	$414,135
	Fonterra Co-Operative Group Ltd.	23,363	75,523
	Freightways Group Ltd.	41,625	243,342
	Genesis Energy Ltd.	63,089	82,440
*	Gentrack Group Ltd.	5,468	38,097
	Hallenstein Glasson Holdings Ltd.	9,781	42,247
#	Heartland Group Holdings Ltd.	210,577	96,405
#	Infratil Ltd.	36,998	231,893
#	Investore Property Ltd.	35,007	21,237
*	KMD Brands Ltd.	154,764	30,239
	Mainfreight Ltd.	7,201	237,640
	Manawa Energy Ltd.	11,068	31,900
	Mercury NZ Ltd.	21,244	70,494
	Meridian Energy Ltd.	37,468	121,965
	Napier Port Holdings Ltd.	14,915	22,717
#	NZME Ltd. (NZM AU)	18,597	11,542
	NZX Ltd.	96,996	88,705
*	Oceania Healthcare Ltd.	146,390	56,611
	Port of Tauranga Ltd.	20,843	76,270
*	Rakon Ltd.	16,547	5,501
#	Restaurant Brands New Zealand Ltd.	9,175	17,990
*	Ryman Healthcare Ltd.	120,044	157,456
	Sanford Ltd.	10,430	28,373
	Scales Corp. Ltd.	27,860	68,832
*	Serko Ltd.	6,176	13,247
	Skellerup Holdings Ltd.	40,677	102,030
	SKY Network Television Ltd.	48,329	70,819
	Spark New Zealand Ltd.	156,249	193,581
	Summerset Group Holdings Ltd.	59,466	380,537
	Tourism Holdings Ltd.	30,378	24,768
	TOWER Ltd.	107,281	84,595
	Turners Automotive Group Ltd.	13,533	46,607
	Vector Ltd.	17,959	42,404
*	Vista Group International Ltd.	21,101	44,411
	Vulcan Steel Ltd.	1,863	8,812
*	Warehouse Group Ltd.	33,331	16,213

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Xero Ltd.	8,802	$926,966
TOTAL NEW ZEALAND			6,587,826
NORWAY — (0.6%)
	2020 Bulkers Ltd.	5,317	56,828
	ABG Sundal Collier Holding ASA	87,249	55,100
	AF Gruppen ASA	5,957	85,499
	Aker BP ASA	2,545	54,635
	Aker Solutions ASA	38,218	103,729
	AKVA Group ASA	848	5,129
*	Archer Ltd.	9,352	18,403
	Arendals Fossekompani ASA	429	5,332
	Atea ASA	17,327	237,070
	Austevoll Seafood ASA	18,833	177,423
#*Ω	AutoStore Holdings Ltd.	14,572	6,567
	B2 Impact ASA	73,842	80,868
	Bakkafrost P	2,038	102,768
*	BEWi ASA	4,828	10,056
	Bonheur ASA	6,236	144,398
	Borregaard ASA	14,300	246,043
	Bouvet ASA	14,828	114,435
*	Cloudberry Clean Energy ASA	56,428	67,482
*Ω	Crayon Group Holding ASA	4,911	58,821
	DNB Bank ASA	36,943	923,505
*Ω	Elkem ASA	63,053	110,915
Ω	Elmera Group ASA	19,682	70,157
	Elopak ASA	20,083	81,993
*Ω	Entra ASA	6,404	73,860
Ω	Europris ASA	34,170	253,349
	Gjensidige Forsikring ASA	2,190	51,243
#	Grieg Seafood ASA	10,723	67,661
*	Hexagon Composites ASA	19,122	34,482
#*	Hexagon Purus ASA	6,563	1,215
#	Hoegh Autoliners ASA	25,645	206,405
Ω	Kid ASA	7,527	105,754
	Kitron ASA	37,227	184,433
*	Kongsberg Automotive ASA	178,061	23,137
	Leroy Seafood Group ASA	12,624	55,332
*	LINK Mobility Group Holding ASA	47,902	112,801
	Magnora ASA	5,549	11,768
	Medistim ASA	2,115	32,670
	Mowi ASA	10,745	197,027
		Shares	Value»
NORWAY — (Continued)
Ω	Multiconsult ASA	3,394	$62,035
#*	NEL ASA	97,037	21,011
	Norbit ASA	2,467	33,881
*	Nordic Semiconductor ASA	2,834	28,418
	Norsk Hydro ASA	75,751	401,815
*Ω	Norske Skog ASA	21,066	36,774
*	Northern Ocean Ltd.	28,873	16,339
*	NRC Group ASA	10,511	4,998
	Odfjell Drilling Ltd.	31,663	164,815
	Odfjell SE, Class A	4,824	45,516
	Odfjell Technology Ltd.	4,361	17,351
	Olav Thon Eiendomsselskap ASA	2,062	51,296
	Orkla ASA	5,699	63,558
	Panoro Energy ASA	22,447	49,067
	Pareto Bank ASA	9,248	65,644
	Pexip Holding ASA	9,642	36,649
*	PhotoCure ASA	1,701	8,804
	Protector Forsikring ASA	12,879	453,282
	Rana Gruber ASA	5,547	39,487
	Rogaland Sparebank	2,270	28,126
	Salmar ASA	2,856	141,154
*	SATS ASA	20,392	73,668
*Ω	Scatec ASA	32,702	249,570
	Schibsted ASA (SCHA NO), Class A	1,920	58,431
	Schibsted ASA (SCHB NO), Class B	3,573	103,178
	Sea1 offshore, Inc.	20,330	38,457
	Selvaag Bolig ASA	9,716	32,613
#*Ω	Shelf Drilling Ltd.	52,257	23,682
#††	Solstad Maritime Holding AS	9,952	7,175
*	Solstad Offshore ASA	7,622	27,826
	Sparebank 1 Oestlandet	8,533	142,105
	SpareBank 1 Sor-Norge ASA	21,520	343,395
	Sparebanken More	6,733	64,717
	Stolt-Nielsen Ltd.	7,288	163,631
	Storebrand ASA	62,559	755,313
	Telenor ASA	28,479	427,754
	TGS ASA	31,244	233,029
	TOMRA Systems ASA	10,628	167,681
	Veidekke ASA	22,947	345,283
	Wallenius Wilhelmsen ASA	17,429	126,316

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Wilh Wilhelmsen Holding ASA, Class A	3,431	$127,860
	Wilh Wilhelmsen Holding ASA, Class B	997	36,220
	Yara International ASA	7,866	255,280
TOTAL NORWAY			9,801,497
PORTUGAL — (0.4%)
#	Altri SGPS SA	17,850	122,828
	Banco Comercial Portugues SA, Class R	2,654,076	1,697,543
	Corticeira Amorim SGPS SA	7,403	63,951
	CTT-Correios de Portugal SA	18,086	159,311
	EDP SA (EDP PL)	286,398	1,128,884
	Galp Energia SGPS SA	111,634	1,729,632
	Ibersol SGPS SA	6,294	66,342
	Jeronimo Martins SGPS SA	21,470	519,625
#	Mota-Engil SGPS SA	25,597	101,601
	Navigator Co. SA	43,542	165,242
	NOS SGPS SA	62,071	259,046
	REN - Redes Energeticas Nacionais SGPS SA	56,809	186,457
	Sonae SGPS SA	202,112	256,669
TOTAL PORTUGAL			6,457,131
SINGAPORE — (1.1%)
*	AEM Holdings Ltd.	49,766	45,071
	Aztech Global Ltd.	57,700	23,429
	Banyan Tree Holdings Ltd.	76,100	18,904
	Boustead Singapore Ltd.	83,034	66,064
	BRC Asia Ltd.	25,400	61,834
	Bukit Sembawang Estates Ltd.	43,600	118,173
Ω	BW LPG Ltd.	28,568	286,981
	Capitaland India Trust	158,786	118,466
	CapitaLand Investment Ltd.	178,600	376,416
	Centurion Corp. Ltd.	37,000	35,678
	China Aviation Oil Singapore Corp. Ltd.	71,400	46,481
		Shares	Value»
SINGAPORE — (Continued)
	China Sunsine Chemical Holdings Ltd.	101,000	$42,180
	City Developments Ltd.	72,000	274,143
	ComfortDelGro Corp. Ltd.	290,300	340,573
*	COSCO Shipping International Singapore Co. Ltd.	312,900	29,961
	CSE Global Ltd.	85,432	27,386
	DBS Group Holdings Ltd.	110,064	3,575,889
	Delfi Ltd.	70,200	38,752
	DFI Retail Group Holdings Ltd.	49,100	123,935
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	31,746
	First Resources Ltd.	125,500	145,201
	Food Empire Holdings Ltd.	42,400	49,021
	Fraser & Neave Ltd.	43,400	40,563
	Frasers Property Ltd.	72,300	45,153
	Frencken Group Ltd.	94,100	73,097
*	Fu Yu Corp. Ltd.	102,100	7,775
*	Gallant Venture Ltd.	52,000	3,026
	Golden Agri-Resources Ltd.	1,364,100	250,752
	GuocoLand Ltd.	48,400	52,250
	Haw Par Corp. Ltd.	23,800	236,254
	Ho Bee Land Ltd.	39,400	54,287
	Hong Fok Corp. Ltd.	84,400	47,486
	Hong Leong Asia Ltd.	76,800	64,224
	Hong Leong Finance Ltd.	79,500	156,822
	Hongkong Land Holdings Ltd.	128,700	629,858
	Hotel Grand Central Ltd.	29,489	15,681
	Hour Glass Ltd.	49,200	59,152
	HRnetgroup Ltd.	22,900	12,175
	Hutchison Port Holdings Trust	1,065,900	158,682
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	138,136
	ISDN Holdings Ltd.	79,180	19,149
	Keppel Ltd.	99,900	502,267
	Mandarin Oriental International Ltd.	25,100	45,243
	Marco Polo Marine Ltd.	292,000	9,420
	Metro Holdings Ltd.	98,700	27,962

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Micro-Mechanics Holdings Ltd.	10,500	$13,159
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	40,700	16,389
	Netlink NBN Trust	327,600	229,427
*	Oceanus Group Ltd.	1,247,200	5,759
	Oversea-Chinese Banking Corp. Ltd.	146,249	1,809,943
	Pan-United Corp. Ltd.	47,875	24,701
	Propnex Ltd.	43,800	35,224
	PSC Corp. Ltd.	88,400	23,338
	Q&M Dental Group Singapore Ltd.	53,640	11,916
	QAF Ltd.	44,382	28,384
*	Rex International Holding Ltd.	266,900	24,357
	Riverstone Holdings Ltd.	96,800	67,082
	Samudera Shipping Line Ltd.	41,900	26,648
	SATS Ltd.	126,332	272,436
	SBS Transit Ltd.	11,800	26,788
*	Seatrium Ltd.	317,333	466,019
	Sheng Siong Group Ltd.	138,000	185,931
	SIA Engineering Co. Ltd.	20,500	35,164
	SIIC Environment Holdings Ltd. (SIIC SP)	305,800	37,796
	Sinarmas Land Ltd.	175,900	42,456
	Singapore Exchange Ltd.	99,700	1,096,785
	Singapore Land Group Ltd.	18,100	27,759
#	Singapore Post Ltd.	348,700	152,610
	Singapore Telecommunications Ltd.	54,500	157,679
	Stamford Land Corp. Ltd.	162,807	43,865
	StarHub Ltd.	129,600	116,166
	Straits Trading Co. Ltd.	34,997	38,352
*††	Swiber Holdings Ltd.	23,999	0
	Tuan Sing Holdings Ltd.	147,028	28,137
	UMS Integration Ltd.	138,643	114,650
	United Overseas Bank Ltd.	92,970	2,469,175
	UOB-Kay Hian Holdings Ltd.	85,260	117,696
	UOL Group Ltd.	82,151	363,410
		Shares	Value»
SINGAPORE — (Continued)
	Valuetronics Holdings Ltd.	117,650	$57,755
	Venture Corp. Ltd.	36,800	326,674
	Vicom Ltd.	10,800	11,149
	Wilmar International Ltd.	157,800	370,117
	Wing Tai Holdings Ltd.	92,200	82,580
*	XP Power Ltd.	668	6,275
	Yangzijiang Shipbuilding Holdings Ltd.	568,000	972,963
TOTAL SINGAPORE			18,462,412
SPAIN — (3.2%)
	Acciona SA	6,672	972,266
	Acerinox SA	41,521	469,241
	ACS Actividades de Construccion y Servicios SA	40,071	2,510,641
Ω	Aedas Homes SA	2,497	80,586
#Ω	Aena SME SA	6,959	1,748,212
	Alantra Partners SA	3,441	34,158
	Almirall SA	13,934	154,608
	Amadeus IT Group SA	36,639	2,883,966
	Atresmedia Corp. de Medios de Comunicacion SA	18,717	118,159
	Audax Renovables SA	27,496	47,233
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	647,395	8,884,874
	Banco de Sabadell SA	1,332,301	3,887,365
#	Banco Santander SA (SAN SM)	707,292	4,979,944
#	Bankinter SA	184,137	2,145,000
#	CaixaBank SA	391,100	2,997,471
Ω	Cellnex Telecom SA	24,657	997,853
	CIE Automotive SA	10,511	277,866
	Construcciones y Auxiliar de Ferrocarriles SA	5,118	250,157
#	Corp. ACCIONA Energias Renovables SA	5,691	106,383
*	Distribuidora Internacional de Alimentacion SA	2,593	67,003
	Ebro Foods SA	7,287	142,341
#	EDP Renovaveis SA	41,373	387,448

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	eDreams ODIGEO SA	4,521	$37,816
	Elecnor SA	9,837	210,890
	Enagas SA	38,407	598,836
	Ence Energia y Celulosa SA	24,550	79,170
	Endesa SA	30,248	908,425
	Ercros SA	25,202	85,301
	Faes Farma SA	64,528	313,324
	Fluidra SA	9,457	218,945
Ω	Gestamp Automocion SA	47,209	141,020
Ω	Global Dominion Access SA	20,282	66,984
*	Grenergy Renovables SA	1,444	82,954
	Grupo Catalana Occidente SA	9,921	552,527
	Grupo Empresarial San Jose SA	5,655	37,111
	Iberdrola SA	140,734	2,536,851
	Iberpapel Gestion SA (IBG SM)	1,841	42,487
	Indra Sistemas SA	35,697	1,138,159
#	Industria de Diseno Textil SA	49,633	2,669,014
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	38,862	56,450
	Mapfre SA	245,861	875,265
	Melia Hotels International SA	30,644	222,452
#	Naturgy Energy Group SA	19,911	593,189
Ω	Neinor Homes SA	7,095	123,506
*	Obrascon Huarte Lain SA	138,311	48,581
#*	Oryzon Genomics SA	4,693	14,058
	Pharma Mar SA	846	71,666
	Prim SA	748	8,672
*	Promotora de Informaciones SA, Class A	63,603	28,608
Ω	Prosegur Cash SA	79,580	69,241
	Realia Business SA	45,114	46,062
	Redeia Corp. SA	48,492	1,016,891
	Repsol SA (REP SM)	262,765	3,211,952
	Sacyr SA	112,978	414,418
*	Solaria Energia y Medio Ambiente SA	14,719	110,945
*Ω	Talgo SA	6,527	23,658
		Shares	Value»
SPAIN — (Continued)
*	Tecnicas Reunidas SA	9,323	$156,469
#	Telefonica SA (TEF SM)	562,888	2,891,692
	Tubacex SA	28,080	115,803
#Ω	Unicaja Banco SA	333,084	634,875
	Vidrala SA	6,015	655,623
	Viscofan SA	7,796	562,415
TOTAL SPAIN			55,815,080
SWEDEN — (3.4%)
	AAK AB	8,498	222,238
Ω	AcadeMedia AB	30,532	251,238
#	AddLife AB, Class B	28,160	534,394
#	Addnode Group AB	22,472	193,465
	AddTech AB, Class B	20,999	706,458
	AFRY AB	24,446	423,513
	Alfa Laval AB	12,652	524,752
Ω	Alimak Group AB	14,163	179,254
#	Alleima AB	54,322	427,097
	Alligo AB, Class B	4,954	56,565
Ω	Ambea AB	36,152	436,736
*	Annehem Fastigheter AB, Class B	17,398	28,424
	AQ Group AB	12,565	202,190
	Arise AB	5,327	19,020
	Arjo AB, Class B	60,239	201,804
#*	Asmodee Group AB, Class B	17,580	193,706
	Assa Abloy AB, Class B	20,072	609,265
	Atlas Copco AB (ATCOA SS), Class A	116,779	1,807,587
	Atlas Copco AB (ATCOB SS), Class B	68,658	953,366
	Atrium Ljungberg AB, Class B	28,045	99,305
Ω	Attendo AB	36,748	250,159
#	Avanza Bank Holding AB	22,527	748,576
#	Axfood AB	12,450	348,057
	Beijer Alma AB	11,022	229,278
#	Beijer Ref AB	16,276	248,264
	Bergman & Beving AB	6,396	194,183
*	BHG Group AB	33,414	79,845
	Bilia AB, Class A	24,321	304,386
	Billerud Aktiebolag	46,999	495,935
	BioGaia AB, Class B	10,772	114,671
	Biotage AB	3,860	56,190
#	Bjorn Borg AB	2,651	15,637
*	Boliden AB	30,748	942,120

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Bonava AB, Class B	63,006	$83,901
*Ω	Boozt AB	6,490	56,586
Ω	Bravida Holding AB	41,079	391,434
	Bufab AB	6,041	249,692
	Bulten AB	2,966	18,114
	Bure Equity AB	16,196	545,689
	Byggmax Group AB	20,428	100,885
*	Camurus AB	1,355	87,082
*	Castellum AB	17,357	211,238
	Catella AB	11,852	36,278
	Catena AB	4,122	194,049
	Cellavision AB	2,095	43,676
	Cibus Nordic Real Estate AB publ	7,386	127,831
*	Cint Group AB	61,755	46,591
	Clas Ohlson AB, Class B	13,885	393,335
	Cloetta AB, Class B	56,897	165,525
#Ω	Coor Service Management Holding AB	24,001	96,671
	Corem Property Group AB (COREB SS), Class B	101,982	51,571
	Corem Property Group AB (CORED SS), Class D	1,093	23,555
	CTT Systems AB	2,078	43,870
	Dios Fastigheter AB	16,550	114,927
Ω	Dometic Group AB	54,716	197,264
#*Ω	Dustin Group AB	24,241	8,585
*	Dynavox Group AB	1,800	16,298
	Eastnine AB	16,544	76,859
*	Electrolux AB, Class B	47,103	294,061
#	Electrolux Professional AB, Class B	43,782	253,677
	Elekta AB, Class B	72,699	370,192
*	Embracer Group AB	17,580	221,855
*	Enea AB	4,184	28,624
#	Engcon AB	7,897	75,660
	Eolus Vind AB, Class B	6,430	30,993
	Ependion AB	4,568	54,620
	Epiroc AB (EPIA SS), Class A	31,870	689,498
	Epiroc AB (EPIB SS), Class B	18,860	369,874
	Essity AB (ESSITYA SS), Class A	1,561	44,857
	Essity AB (ESSITYB SS), Class B	33,173	959,331
	Ework Group AB	1,237	18,662
		Shares	Value»
SWEDEN — (Continued)
	Fabege AB	24,397	$208,419
#	Fagerhult Group AB	11,874	51,318
*	Fastighets AB Balder, Class B	33,385	239,986
*	Fastighets AB Trianon	3,168	6,348
*	Fastighetsbolaget Emilshus AB, Class B	753	3,564
	FastPartner AB (FPARA SS), Class A	7,691	45,191
	Fortnox AB	58,550	530,166
	Getinge AB, Class B	24,540	474,285
	Granges AB	29,810	372,346
*Ω	Green Landscaping Group AB	2,230	13,854
*	Gruvaktiebolaget Viscaria	6,627	15,913
#	H & M Hennes & Mauritz AB, Class B	30,405	440,586
	Hanza AB	7,620	56,449
	Heba Fastighets AB, Class B	8,941	27,008
	Hemnet Group AB	14,938	512,758
	Hexagon AB, Class B	49,508	481,840
#*	Hexatronic Group AB	48,624	128,667
	Hexpol AB	43,926	381,957
#*	HMS Networks AB	3,656	163,877
*Ω	Hoist Finance AB	17,540	157,462
	Holmen AB (HOLMB SS), Class B	8,874	350,869
	Hufvudstaden AB, Class A	10,574	128,748
*	Humana AB	8,769	37,078
	Husqvarna AB (HUSQA SS), Class A	4,789	22,265
#	Husqvarna AB (HUSQB SS), Class B	39,040	181,585
	Indutrade AB	22,602	611,466
#	Instalco AB	44,409	123,125
	INVISIO AB	5,255	211,201
	Inwido AB	17,257	365,722
	ITAB Shop Concept AB	13,428	35,322
	JM AB	18,087	288,555
*	John Mattson Fastighetsforetagen AB	1,783	11,321
	Kabe Group AB, Class B	753	19,410
#*	Karnov Group AB	16,961	159,198

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	K-fast Holding AB	26,069	$33,823
*	Klarabo Sverige AB, Class B	21,593	36,216
#	KNOW IT AB	6,509	97,255
	Lagercrantz Group AB, Class B	33,877	771,915
#	Lifco AB, Class B	15,390	595,820
	Lime Technologies AB	2,519	101,683
	Lindab International AB	18,483	388,599
	Loomis AB	17,627	733,661
#*	Medcap AB	2,322	104,745
	MEKO AB	10,564	138,708
	Micro Systemation AB, Class B	4,122	21,074
*	Midsona AB, Class B	14,238	13,375
#	MIPS AB	1,213	42,753
*	Modern Times Group MTG AB, Class B	21,764	260,758
	Momentum Group AB	7,786	128,561
Ω	Munters Group AB	30,405	389,132
	Mycronic AB	11,325	452,218
#	NCAB Group AB	31,367	138,231
	NCC AB, Class B	20,931	389,682
	Nederman Holding AB	4,601	80,283
*	Net Insight AB, Class B	65,449	19,816
	New Wave Group AB, Class B	22,744	278,315
#	Nibe Industrier AB, Class B	20,134	85,859
	Nilorngruppen AB, Class B	2,248	13,792
*	Nivika Fastigheter AB, Class B	3,245	13,451
#*	Nobia AB	129,060	44,540
	Nolato AB, Class B	14,744	82,839
	Nordnet AB publ	17,294	457,810
*	Norion Bank AB	15,590	63,464
*	Norva24 Group AB	4,598	17,224
	Note AB	4,162	69,241
	NP3 Fastigheter AB	6,024	156,972
*	Nyfosa AB	26,052	244,548
	OEM International AB, Class B	15,928	227,968
#*	Orron Energy AB	45,835	22,868
	Pandox AB	18,988	317,931
	Peab AB, Class B	47,702	396,789
	Platzer Fastigheter Holding AB, Class B	8,730	68,607
	Prevas AB, Class B	1,295	13,085
		Shares	Value»
SWEDEN — (Continued)
*	Pricer AB, Class B	11,791	$7,166
	Proact IT Group AB	5,913	70,735
	Ratos AB, Class B	72,643	247,916
	RaySearch Laboratories AB	7,322	198,259
	Rejlers AB	2,814	52,231
	Rvrc Holding AB	11,725	60,840
#	Sagax AB (SAGAB SS), Class B	10,218	232,248
#	Sandvik AB	54,620	1,127,599
	Scandi Standard AB	16,388	149,317
Ω	Scandic Hotels Group AB	52,596	409,367
*	Sdiptech AB, Class B	6,125	137,172
	Sectra AB, Class B	19,906	610,730
#	Securitas AB, Class B	48,114	762,450
*	Sedana Medical AB	11,084	11,695
*	Sensys Gatso Group AB	1,664	7,329
*Ω	Sinch AB	196,254	456,246
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	89,922	1,426,853
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,001	16,939
	Skanska AB, Class B	29,087	675,884
	SKF AB (SKFA SS), Class A	3,129	62,088
	SKF AB (SKFB SS), Class B	43,109	844,996
	SkiStar AB	10,262	177,729
#	Softronic AB, Class B	5,133	11,262
	Solid Forsakring AB	2,863	22,866
#	SSAB AB (SSABA SS), Class A	30,514	192,813
	SSAB AB (SSABAH FH), Class A	2,180	13,629
#	SSAB AB (SSABB SS), Class B	139,695	868,326
	SSAB AB (SSABBH FH), Class B	12,326	76,639
*	Stendorren Fastigheter AB	1,726	36,817
*	Stillfront Group AB	110,450	56,627
	Storskogen Group AB, Class B	366,584	482,984
	Svedbergs Group AB	3,907	20,401
	Svenska Cellulosa AB SCA (SCAA SS), Class A	2,088	26,880

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA (SCAB SS), Class B	46,153	$596,784
	Svenska Handelsbanken AB (SHBA SS), Class A	51,506	674,204
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,480	29,087
	Sweco AB, Class B	31,801	559,441
	Swedbank AB, Class A	34,055	850,144
	Synsam AB	18,161	92,405
	Systemair AB	21,375	183,047
	Tele2 AB, Class B	86,199	1,271,788
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	5,155	43,175
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	336,839	2,845,407
	Telia Co. AB	397,677	1,493,862
*	TF Bank AB	1,936	71,230
Ω	Thule Group AB	13,213	301,176
	Trelleborg AB, Class B	21,015	724,632
	Troax Group AB	7,157	99,188
	Truecaller AB, Class B	44,708	336,448
	VBG Group AB, Class B	5,432	152,060
	Vitec Software Group AB, Class B	4,584	209,447
	Volati AB	3,118	38,406
	Volvo AB (VOLVA SS), Class A	18,208	496,650
	Volvo AB (VOLVB SS), Class B	143,130	3,890,777
#*	Volvo Car AB, Class B	130,278	222,219
#	Wallenstam AB, Class B	38,947	192,568
#	Wihlborgs Fastigheter AB	30,534	316,710
	XANO Industri AB, Class B	1,406	6,244
TOTAL SWEDEN			58,514,690
		Shares	Value»
SWITZERLAND — (5.6%)
	ABB Ltd.	82,855	$4,375,634
	Accelleron Industries AG (ACLN SW)	23,788	1,277,050
#	Adecco Group AG	43,532	1,132,973
#	Alcon AG	43,142	4,208,316
	Allreal Holding AG	4,218	929,394
	ALSO Holding AG	1,733	529,268
	APG SGA SA	309	83,370
#	Arbonia AG	12,959	98,342
*	Aryzta AG	243,873	611,673
	Ascom Holding AG	7,386	28,968
	Autoneum Holding AG	1,039	155,716
	Baloise Holding AG	11,819	2,629,402
	Banque Cantonale de Geneve	572	171,395
#	Banque Cantonale Vaudoise	6,683	822,528
	Belimo Holding AG	1,263	1,073,122
	Bell Food Group AG	588	189,182
#	Bellevue Group AG	2,601	27,065
	Berner Kantonalbank AG	1,225	376,759
	BKW AG	3,526	706,918
#	Bossard Holding AG, Class A	1,540	335,828
#	Bucher Industries AG	1,975	853,050
	Burckhardt Compression Holding AG	812	552,071
	Burkhalter Holding AG	1,179	175,390
	Bystronic AG	311	94,942
#	Calida Holding AG	96	1,848
	Carlo Gavazzi Holding AG	117	27,573
*	Cavotec SA	8,277	13,033
	Cembra Money Bank AG	8,151	983,897
*	Cicor Technologies Ltd.	650	87,652
	Cie Financiere Tradition SA	460	121,645
	Clariant AG	59,328	664,060
	Coca-Cola HBC AG	17,810	927,433
#	Coltene Holding AG	985	74,722
	CPH Group AG	316	25,358
	Daetwyler Holding AG	1,294	186,842
	DKSH Holding AG	9,959	733,674
	dormakaba Holding AG	674	568,558
	DSM-Firmenich AG	6,878	747,179
	EDAG Engineering Group AG	3,367	25,112

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	EFG International AG	26,058	$394,214
	Emmi AG	550	541,016
	EMS-Chemie Holding AG	487	359,066
#*	Feintool International Holding AG	2,163	29,124
	Fenix Outdoor International AG	737	46,477
	Flughafen Zurich AG	5,515	1,389,684
	Forbo Holding AG	253	242,741
	Fundamenta Real Estate AG	2,077	42,881
Ω	Galenica AG	13,918	1,457,808
	Geberit AG	4,284	2,967,614
#	Georg Fischer AG	19,911	1,439,659
	Givaudan SA	332	1,601,687
	Glarner Kantonalbank	403	10,758
*	Gurit Holding AG, Class BR	778	12,248
	Helvetia Holding AG	10,494	2,314,950
	Hiag Immobilien Holding AG	811	98,289
	Huber & Suhner AG	4,435	390,249
	Hypothekarbank Lenzburg AG	14	68,154
	Implenia AG	2,557	144,617
	Inficon Holding AG	3,970	421,248
	Interroll Holding AG	142	311,637
	Intershop Holding AG	960	157,513
	Investis Holding SA	821	120,910
	Julius Baer Group Ltd.	38,336	2,486,015
	Jungfraubahn Holding AG	1,339	322,057
	Kardex Holding AG	1,588	400,054
*	Komax Holding AG	925	115,081
*	Kudelski SA	5,386	7,856
	Kuehne & Nagel International AG	5,313	1,223,568
	Landis & Gyr Group AG	6,063	389,954
	LEM Holding SA	109	90,958
#	Logitech International SA (LOGI US)	3,267	246,299
	Logitech International SA (LOGN SW)	9,289	705,872
	Luzerner Kantonalbank AG	5,013	423,784
Ω	Medacta Group SA	886	143,832
Ω	Medmix AG	2,776	34,734
#	Meier Tobler Group AG	1,442	60,637
	Metall Zug AG, Class B	50	62,321
		Shares	Value»
SWITZERLAND — (Continued)
	Mikron Holding AG	3,174	$61,627
#	Mobilezone Holding AG	10,259	141,026
	Mobimo Holding AG	1,960	757,033
*Ω	Montana Aerospace AG	1,256	25,083
	Naturenergie Holding AG	1,358	53,289
	Novavest Real Estate AG	464	21,019
	OC Oerlikon Corp. AG Pfaffikon	40,937	173,661
	Orell Fuessli AG	122	14,481
#	Orior AG	1,837	41,597
	Partners Group Holding AG	2,198	2,879,976
	Phoenix Mecano AG	183	94,245
	Plazza AG, Class A	201	87,109
*Ω	PolyPeptide Group AG	3,309	76,672
	PSP Swiss Property AG	7,189	1,280,149
#	Rieter Holding AG	774	65,938
	Romande Energie Holding SA	1,298	67,445
*	Santhera Pharmaceuticals Holding AG	951	16,755
	Schindler Holding AG	1,527	541,389
	Schweiter Technologies AG	248	114,288
#	SFS Group AG	4,562	616,671
	SGS SA	21,931	2,141,807
	SIG Group AG	79,418	1,531,969
	Sika AG	9,496	2,373,122
	SKAN Group AG	419	34,337
	Softwareone Holding AG	7,770	53,786
	Sonova Holding AG	4,313	1,325,876
	St. Galler Kantonalbank AG	842	507,229
#	Stadler Rail AG	10,785	284,476
	Straumann Holding AG	4,157	506,891
	Sulzer AG	5,190	878,460
#	Swatch Group AG (UHR SW)	4,545	788,749
#	Swatch Group AG (UHRN SW)	8,060	280,125
	Swiss Life Holding AG	3,161	3,156,132
	Swiss Prime Site AG	19,275	2,717,891
	Swiss Re AG	38,965	6,994,382
	Swisscom AG	4,861	3,241,719

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swissquote Group Holding SA	2,882	$1,487,679
	Temenos AG	10,218	731,919
	Thurgauer Kantonalbank	103	18,097
	TX Group AG	707	159,052
	u-blox Holding AG	1,861	188,626
	UBS Group AG (UBS US)	126,593	3,826,903
	UBS Group AG (UBSG SW)	15,912	483,015
	Valiant Holding AG	4,404	648,612
#	Varia U.S. Properties AG	255	6,339
Ω	VAT Group AG	1,353	488,420
	Vaudoise Assurances Holding SA	263	191,882
	Vetropack Holding AG	3,434	118,613
	Vontobel Holding AG	7,638	551,949
	VZ Holding AG	3,197	659,690
	V-ZUG Holding AG	608	51,199
	Walliser Kantonalbank	547	82,137
#	Warteck Invest AG	28	65,425
	Ypsomed Holding AG	528	224,964
	Zehnder Group AG	2,871	191,114
	Zug Estates Holding AG, Class B	72	185,053
	Zuger Kantonalbank	31	318,970
	Zurich Insurance Group AG	6,930	4,915,245
TOTAL SWITZERLAND			97,443,815
THAILAND — (0.0%)
*	Mermaid Maritime PCL	81,000	6,457
UNITED KINGDOM — (10.0%)
	3i Group PLC	39,255	2,225,406
	4imprint Group PLC	6,803	311,603
	Aberdeen Group PLC	399,964	789,931
*	Accesso Technology Group PLC	4,676	29,702
*	Accsys Technologies PLC	400	236
	Admiral Group PLC	30,183	1,312,733
	Advanced Medical Solutions Group PLC	34,292	88,356
	AG Barr PLC	15,668	144,980
Ω	Airtel Africa PLC	251,550	575,671
	AJ Bell PLC	77,920	443,462
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Alfa Financial Software Holdings PLC	31,920	$94,901
	Allfunds Group PLC	65,928	372,192
*	Alliance Pharma PLC	103,326	89,085
	Anglogold Ashanti PLC (AU US)	28,437	1,198,904
	Antofagasta PLC	16,887	370,594
*	AO World PLC	47,831	62,784
	Ashmore Group PLC	80,781	156,105
	Ashtead Group PLC	41,990	2,247,826
	Ashtead Technology Holdings PLC	15,389	102,624
#*	ASOS PLC	14,099	54,147
	Associated British Foods PLC	28,571	787,564
#*Ω	Aston Martin Lagonda Global Holdings PLC	31,099	28,034
	Atalaya Mining Copper SA	20,382	99,392
*	Auction Technology Group PLC	14,376	111,950
Ω	Auto Trader Group PLC	130,087	1,461,509
	Aviva PLC	170,832	1,279,942
	Avon Technologies PLC	5,053	91,850
Ω	Bakkavor Group PLC	44,106	101,325
	Balfour Beatty PLC	134,293	821,386
	Barclays PLC (BARC LN)	464,084	1,848,744
	Barclays PLC (BCS US), Sponsored ADR	175,307	2,815,430
	Barratt Redrow PLC	345,117	2,151,525
	Beazley PLC	183,171	2,170,332
	Begbies Traynor Group PLC	24,378	29,771
	Bellway PLC	33,644	1,207,878
	Berkeley Group Holdings PLC	17,467	973,656
	Bloomsbury Publishing PLC	22,292	177,378
	Bodycote PLC	39,651	252,174
#*	boohoo Group PLC	137,849	39,787
	Braemar PLC	6,415	19,355
	Breedon Group PLC	10,705	61,588
Ω	Bridgepoint Group PLC	8,238	29,532
	Brooks Macdonald Group PLC	872	17,026
	BT Group PLC	1,388,088	3,221,691
	Bunzl PLC	17,110	537,673

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Burberry Group PLC	81,437	$793,097
	Burford Capital Ltd.	41,314	565,424
	Bytes Technology Group PLC (BYIT LN)	58,387	397,040
	Capital Ltd.	29,183	26,239
	Card Factory PLC	89,847	113,870
*	Carnival PLC (CCL LN)	3,859	64,773
	Carr's Group PLC	11,923	20,294
	Castings PLC	2,310	7,894
	Central Asia Metals PLC	48,534	99,587
	Centrica PLC	724,880	1,551,991
	Chesnara PLC	38,283	131,413
	Clarkson PLC	3,948	173,528
*	Close Brothers Group PLC	42,325	184,059
Ω	CMC Markets PLC	18,203	59,096
	Coats Group PLC	297,006	287,628
	Coca-Cola Europacific Partners PLC	17,777	1,601,587
	Compass Group PLC	74,184	2,501,093
	Computacenter PLC	17,708	572,757
Ω	ConvaTec Group PLC	141,103	490,567
	Costain Group PLC	44,921	65,796
	Cranswick PLC	10,939	757,097
	Crest Nicholson Holdings PLC	74,562	179,586
	Croda International PLC	10,799	426,268
*	Currys PLC	290,256	430,171
	CVS Group PLC	14,007	201,305
*	De La Rue PLC	40,438	69,760
*	DFS Furniture PLC	65,854	128,297
	Diploma PLC	11,155	591,902
	Direct Line Insurance Group PLC	314,381	1,187,417
	DiscoverIE Group PLC	8,978	68,042
	Domino's Pizza Group PLC	64,091	230,545
	dotdigital group PLC	33,650	37,224
	Dr. Martens PLC	41,731	30,757
	Drax Group PLC	119,759	987,886
	Dunelm Group PLC	28,587	419,806
*	EKF Diagnostics Holdings PLC	13,523	3,881
	Elementis PLC	108,723	182,744
#	Endeavour Mining PLC	50,601	1,370,914
	Essentra PLC	53,346	64,122
	Experian PLC	71,764	3,570,334
		Shares	Value»
UNITED KINGDOM — (Continued)
	FDM Group Holdings PLC	19,916	$59,596
	Firstgroup PLC	198,102	456,943
	Foresight Group Holdings Ltd.	12,124	60,190
Ω	Forterra PLC	37,307	93,006
	Foxtons Group PLC	72,752	57,484
*	Frasers Group PLC	15,161	134,054
	Fresnillo PLC	36,506	489,274
*	Frontier Developments PLC	3,603	9,644
*Ω	Funding Circle Holdings PLC	52,528	79,827
	Future PLC	25,069	238,409
	Galliford Try Holdings PLC	17,681	91,978
	Games Workshop Group PLC	7,694	1,584,521
	Gamma Communications PLC	10,673	190,532
	Genuit Group PLC	50,156	255,409
	Gooch & Housego PLC	5,339	26,822
	Grainger PLC	174,152	499,633
	Greggs PLC	26,711	664,970
*	Griffin Mining Ltd.	5,807	14,797
*	Gulf Marine Services PLC	47,365	10,803
*Ω	Gym Group PLC	42,913	82,730
	H&T Group PLC	5,751	31,339
	Haleon PLC (HLN LN)	348,024	1,751,212
	Halfords Group PLC	61,392	127,080
	Halma PLC	14,515	535,772
	Harworth Group PLC	29,008	67,955
	Hays PLC	286,981	274,153
	Headlam Group PLC	17,304	18,152
	Helical PLC	31,429	90,538
*	Helios Towers PLC	137,022	197,128
	Henry Boot PLC	23,100	67,128
	Hill & Smith PLC	11,986	288,146
	Hilton Food Group PLC	16,339	194,363
	Hiscox Ltd.	61,121	899,555
*	Hochschild Mining PLC	100,284	377,639
	Hollywood Bowl Group PLC	44,958	175,572
*Ω	Hostelworld Group PLC	14,765	21,144
	Howden Joinery Group PLC	156,022	1,604,452

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	HSBC Holdings PLC (HSBA LN)	120,743	$1,345,968
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	149,245	8,369,660
	Hunting PLC	37,563	129,607
Ω	Ibstock PLC	66,148	158,887
	IDOX PLC	36,520	26,730
	IG Group Holdings PLC	71,169	1,014,370
	IMI PLC	58,131	1,379,618
	Impax Asset Management Group PLC	16,741	34,136
	Inchcape PLC	102,618	919,517
*	Indivior PLC	18,867	214,104
	Informa PLC	99,345	970,497
	IntegraFin Holdings PLC	49,831	203,508
	InterContinental Hotels Group PLC (IHG LN)	4,909	523,836
#	InterContinental Hotels Group PLC (IHG US), ADR	6,252	674,509
	Intermediate Capital Group PLC	34,523	868,399
	International Distribution Services PLC	179,300	876,233
#	International Paper Co.	37,330	1,698,173
	International Personal Finance PLC	63,898	119,088
	International Workplace Group PLC	173,461	429,487
	Intertek Group PLC	22,893	1,405,971
	Investec PLC	117,077	735,144
*	IP Group PLC	270,619	153,375
#*	IQE PLC	161,132	19,523
	ITV PLC	637,489	687,081
	J Sainsbury PLC	365,741	1,299,885
*	James Fisher & Sons PLC	11,386	46,002
	James Halstead PLC	43,065	88,235
	JD Sports Fashion PLC	545,268	574,061
*	John Wood Group PLC	128,717	31,675
	Johnson Matthey PLC	36,422	627,093
	Johnson Service Group PLC	108,229	202,676
		Shares	Value»
UNITED KINGDOM — (Continued)
	Jupiter Fund Management PLC	134,713	$130,215
	Just Group PLC	269,908	509,094
	Kainos Group PLC	14,997	145,988
	Keller Group PLC	20,496	390,289
	Kier Group PLC	108,444	210,839
	Kingfisher PLC	403,320	1,550,159
	Kitwave Group PLC	12,461	49,563
	Knights Group Holdings PLC	7,775	14,006
	Lancashire Holdings Ltd.	50,175	377,672
	Legal & General Group PLC	506,993	1,596,562
	Lion Finance Group PLC	11,050	886,352
	Liontrust Asset Management PLC	12,952	57,024
	Lloyds Banking Group PLC (LLOY LN)	3,778,142	3,711,940
	Lloyds Banking Group PLC (LYG US), ADR	27,731	109,537
	London Investment Group PLC	4,016	19,149
	London Stock Exchange Group PLC	7,918	1,232,966
	LSL Property Services PLC	22,137	82,534
Ω	Luceco PLC	10,473	19,366
	M&C Saatchi PLC	5,513	11,618
	M&G PLC	394,366	1,094,320
	Macfarlane Group PLC	21,157	29,273
	Man Group PLC	316,243	690,251
	Marks & Spencer Group PLC	366,116	1,902,537
	Marshalls PLC	52,364	196,392
*	McBride PLC	39,844	76,593
	Me Group International PLC	60,797	164,260
	Mears Group PLC	24,505	126,850
*	Metro Bank Holdings PLC	28,971	38,889
	Midwich Group PLC	9,638	25,410
	MJ Gleeson PLC	11,133	75,324
*	Mobico Group PLC	119,039	49,430
	Mondi PLC	58,658	890,385
	MONY Group PLC	120,942	327,326
	Moonpig Group PLC	44,938	137,534
	Morgan Advanced Materials PLC	74,848	196,521

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Morgan Sindall Group PLC	12,214	$577,347
	Mortgage Advice Bureau Holdings Ltd.	4,466	48,458
	Mountview Estates PLC	2	251
	MP Evans Group PLC	4,197	56,648
	National Grid PLC (NG LN)	11,797	170,280
#	National Grid PLC (NGG US), Sponsored ADR	18,775	1,370,611
	NatWest Group PLC (NWG LN)	466,971	3,003,692
	NatWest Group PLC (NWG US), Sponsored ADR	52,827	682,525
	NCC Group PLC	57,605	112,710
	Next 15 Group PLC	19,039	66,033
	Next PLC	10,162	1,676,491
*	Nexxen International Ltd.	2,428	24,879
	Ninety One PLC	76,396	151,217
	Norcros PLC	20,097	65,127
*	Ocado Group PLC	54,381	205,455
Ω	On the Beach Group PLC	23,948	84,632
	OSB Group PLC	96,574	613,848
	Oxford Instruments PLC	8,305	182,721
*	Oxford Nanopore Technologies PLC	18,419	29,284
	Pagegroup PLC	84,717	305,545
	Pan African Resources PLC	362,737	215,174
	Paragon Banking Group PLC	68,444	773,217
	PayPoint PLC	9,789	88,380
	Pearson PLC (PSON LN)	41,389	663,517
	Pennon Group PLC	59,870	400,790
	Persimmon PLC	71,552	1,238,277
	Pets at Home Group PLC	97,633	309,214
	Pharos Energy PLC	70,803	17,984
	Phoenix Group Holdings PLC	80,490	643,947
*	Phoenix Spree Deutschland Ltd.	6,073	13,970
*	Pinewood Technologies Group PLC	14,060	67,871
		Shares	Value»
UNITED KINGDOM — (Continued)
	Polar Capital Holdings PLC	16,061	$84,252
	Porvair PLC	6,060	59,948
	PPHE Hotel Group Ltd.	2,964	49,351
	Premier Foods PLC	243,135	644,603
	Prudential PLC (PRU LN)	25,140	267,308
	Prudential PLC (PUK US), ADR	46,291	983,684
*	PureTech Health PLC (PRTC LN)	33,238	54,281
	PZ Cussons PLC	43,309	45,069
Ω	Quilter PLC	297,906	536,035
	Rathbones Group PLC	8,424	177,353
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	139,139	141,043
	Record PLC	26,576	18,834
	RELX PLC (RELX US), Sponsored ADR	68,073	3,718,809
	RELX PLC (REN NA)	22,194	1,208,225
	Renew Holdings PLC	13,913	140,829
	Renishaw PLC	675	20,220
	Renold PLC	42,813	27,200
	Rentokil Initial PLC	101,792	466,339
	Ricardo PLC	6,544	21,480
	Rightmove PLC	184,745	1,824,570
	Rio Tinto PLC (RIO LN)	30,742	1,831,899
#	Rio Tinto PLC (RIO US), Sponsored ADR	35,081	2,083,811
	Robert Walters PLC	14,298	43,273
*	Rockhopper Exploration PLC	117,661	76,654
	Rotork PLC	125,868	512,505
	RS Group PLC	57,181	394,263
	RWS Holdings PLC	51,408	45,936
	S&U PLC	1,297	24,795
#*	S4 Capital PLC	33,714	12,221
Ω	Sabre Insurance Group PLC	29,207	49,241
*	Saga PLC	26,877	46,949
	Sage Group PLC	60,091	996,227
*	Savannah Energy PLC	17,472	1,688
	Savills PLC	32,429	402,151
	Schroders PLC	95,897	422,539
	Secure Trust Bank PLC	2,756	21,785
	Senior PLC	65,958	121,809

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Severfield PLC	80,969	$25,947
	Severn Trent PLC	29,391	1,093,265
*	SIG PLC	196,538	40,779
	Smith & Nephew PLC (SN LN)	30,741	432,605
	Smith & Nephew PLC (SNN US), Sponsored ADR	8,211	230,072
	Smiths Group PLC	29,601	737,645
	Smiths News PLC	21,046	14,942
	Softcat PLC	32,923	735,322
*	SolGold PLC	365,060	33,032
	Spectris PLC	10,079	269,818
	Speedy Hire PLC	139,589	36,548
	Spirax Group PLC	3,305	260,487
*	Spirent Communications PLC	86,201	212,533
	SSE PLC	92,619	2,088,195
	SSP Group PLC	175,827	348,237
	St. James's Place PLC	104,071	1,311,851
	Standard Chartered PLC	221,197	3,185,957
	SThree PLC	36,953	120,138
*	Strix Group PLC	42,390	26,281
*††	Studio Retail Group PLC	18,658	0
	STV Group PLC	5,073	11,015
*	Synthomer PLC	35,129	38,633
	Tate & Lyle PLC	79,329	591,240
	Tatton Asset Management PLC	6,940	57,419
	Taylor Wimpey PLC	791,755	1,244,091
	TBC Bank Group PLC	10,223	646,549
	Team Internet Group PLC	20,844	15,820
	Telecom Plus PLC	16,298	412,071
	Tesco PLC	871,463	4,312,873
*	THG PLC	168,226	55,533
	Topps Tiles PLC	31,329	13,124
#	TORM PLC, Class A	13,281	221,343
	TP ICAP Group PLC	206,004	707,405
*Ω	Trainline PLC	54,052	211,724
	Travis Perkins PLC	59,847	446,736
	Treatt PLC	4,919	16,765
	Trifast PLC	11,101	9,901
	TT Electronics PLC	65,063	63,382
#	Unilever PLC (UL US), Sponsored ADR	109,688	6,970,672
	United Utilities Group PLC	74,450	1,119,308
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Vanquis Banking Group PLC	62,452	$53,462
	Vertu Motors PLC	95,932	78,969
	Vesuvius PLC	49,968	228,234
	Victrex PLC	7,788	86,447
*	Videndum PLC	10,334	11,058
*	Vistry Group PLC	99,010	834,748
	Vodafone Group PLC (VOD LN)	1,804,660	1,773,440
#	Volex PLC	16,976	57,760
	Volution Group PLC	29,044	219,945
	Vp PLC	2,866	22,558
*Ω	Watches of Switzerland Group PLC	43,053	204,838
*	Watkin Jones PLC	35,437	14,943
	Weir Group PLC	24,209	729,744
	WH Smith PLC	30,427	368,200
	Whitbread PLC	26,881	933,605
	Wickes Group PLC	58,784	149,420
	Wilmington PLC	1,608	7,918
*	Wise PLC, Class A	12,209	160,138
	WPP PLC (WPP LN)	40,386	313,095
#	WPP PLC (WPP US), Sponsored ADR	15,103	582,372
*	Xaar PLC	15,586	21,631
	XPS Pensions Group PLC	20,451	104,874
	Zigup PLC	69,390	289,737
	Zotefoams PLC	3,726	12,277
TOTAL UNITED KINGDOM			173,494,636
UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc.	12,232	93,769
#*	Coeur Mining, Inc.	30,690	170,327
TOTAL UNITED STATES			264,096
TOTAL COMMON STOCKS			1,621,063,653
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 8.479%	5,996	483,858
Ω	Dr. Ing hc F Porsche AG, 5.225%	10,175	511,514
	Draegerwerk AG & Co. KGaA, 3.010%	2,387	162,651
	Einhell Germany AG, 1.478%	1,347	100,556
	FUCHS SE, 2.506%	18,421	923,677

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Henkel AG & Co. KGaA, 2.969%	17,211	$1,336,716
	Jungheinrich AG, 2.370%	13,726	498,841
	Porsche Automobil Holding SE, 7.072%	25,637	1,057,035
	Sixt SE, 6.712%	4,703	313,222
	STO SE & Co. KGaA, 3.994%	686	98,105
	Volkswagen AG, 9.469%	22,832	2,484,358
TOTAL GERMANY			7,970,533
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants 07/24/2025	1,931	0
*	Silver Mines Ltd. Rights 06/17/26	4,718	0
*††	Wiluna Mining Corp. Ltd.	10,550	257
TOTAL AUSTRALIA			257
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	952	0
		Shares	Value»

HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	5,318	$93
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,055	0
PORTUGAL — (0.0%)
#*	EDP Renovaveis SA Rights 05/07/2025	41,373	4,218
SPAIN — (0.0%)
*	Obrascon Huarte Lain SA Rights 05/15/2025	138,311	736
TOTAL RIGHTS/WARRANTS			5,304
TOTAL INVESTMENT SECURITIES (Cost $1,171,751,262)			1,629,039,490

			Value†
SECURITIES LENDING COLLATERAL — (6.0%)
@§	The DFA Short Term Investment Fund	9,000,067	104,085,777
TOTAL INVESTMENTS — (100.0%)
(Cost $1,275,846,776)			$1,733,125,267
As of April 30, 2025, the value of Rule 144A securities amounted to $37,251,954 or 2.3% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$91,493,527	$9,849	$91,503,376
Austria	—	12,248,213	—	12,248,213
Belgium	—	17,293,230	—	17,293,230
Canada	$183,348,155	27,359	1,475	183,376,989
Denmark	10,832	28,042,264	—	28,053,096
Finland	495,617	31,115,956	—	31,611,573
France	17,043	114,316,412	—	114,333,455
Germany	4,812,208	137,971,316	—	142,783,524

International Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Greenland	—	$30,132	—	$30,132
Hong Kong	—	23,528,012	$2,325	23,530,337
Ireland	$307,964	11,967,381	—	12,275,345
Israel	527,224	18,961,363	—	19,488,587
Italy	—	52,408,539	—	52,408,539
Japan	759,525	379,691,206	—	380,450,731
Liechtenstein	—	405,354	—	405,354
Luxembourg	—	5,504,950	—	5,504,950
Netherlands	14,269,042	64,649,540	—	78,918,582
New Zealand	—	6,587,826	—	6,587,826
Norway	—	9,794,322	7,175	9,801,497
Portugal	—	6,457,131	—	6,457,131
Singapore	—	18,462,412	—	18,462,412
Spain	—	55,815,080	—	55,815,080
Sweden	193,706	58,320,984	—	58,514,690
Switzerland	7,681,746	89,762,069	—	97,443,815
Thailand	—	6,457	—	6,457
United Kingdom	31,177,894	142,316,742	—	173,494,636
United States	170,327	93,769	—	264,096
Preferred Stocks
Germany	—	7,970,533	—	7,970,533
Rights/Warrants
Australia	—	—	257	257
Hong Kong	—	93	—	93
Portugal	—	4,218	—	4,218
Spain	—	736	—	736
Securities Lending Collateral	—	104,085,777	—	104,085,777
Total Investments in Securities	$243,771,283	$1,489,332,903	$21,081˂˃	$1,733,125,267

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
BRAZIL — (2.6%)
	Allied Tecnologia SA	36,037	$44,513
	Allos SA	76,700	287,330
	Alupar Investimento SA	62,248	338,050
*	Ambipar Participacoes e Empreendimentos SA	4,100	88,139
	Anima Holding SA	64,523	36,268
	Armac Locacao Logistica E Servicos SA	12,200	9,416
	Atacadao SA	187,050	281,804
	Auren Energia SA	59,495	93,617
*	Automob Participacoes SA	119,741	5,697
	B3 SA - Brasil Bolsa Balcao	448,822	1,066,863
	Banco Bradesco SA (BBDC3 BZ)	149,904	323,045
	Banco BTG Pactual SA	65,530	440,050
	Banco do Brasil SA	202,988	1,034,764
	Banco Santander Brasil SA	172,183	895,631
	BB Seguridade Participacoes SA	111,644	841,390
	Bemobi Mobile Tech SA	29,600	98,629
	Boa Safra Sementes SA	14,576	26,531
	BR Advisory Partners Participacoes SA	17,600	45,588
	BRF SA	124,986	499,931
	Brisanet Servicos de Telecomunicacoes SA	71,878	35,210
	C&A Modas SA	53,100	124,536
	Caixa Seguridade Participacoes SA	23,498	67,739
	Camil Alimentos SA	28,423	21,836
	CCR SA	234,983	556,905
	Centrais Eletricas Brasileiras SA	110,849	858,447
*	Cia Brasileira de Aluminio	97,733	67,679
*	Cia Brasileira de Distribuicao	151,677	113,053
		Shares	Value»
BRAZIL — (Continued)
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	48,336	$970,016
	Cia de Saneamento de Minas Gerais Copasa MG	75,221	284,175
	Cia De Sanena Do Parana (SAPR11 BZ)	111,509	603,803
	Cia De Sanena Do Parana (SAPR3 BZ)	56,200	60,902
	Cia Energetica de Minas Gerais (CMIG3 BZ)	71,430	191,818
	Cia Paranaense de Energia - Copel	136,245	250,636
	Cia Siderurgica Nacional SA (CSNA3 BZ)	198,667	325,560
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	134,745	226,372
	Cogna Educacao SA	637,355	289,750
	Cosan SA	111,302	152,387
	CPFL Energia SA	32,700	220,049
	Cruzeiro do Sul Educacional SA	101,200	72,933
	CSU Digital SA	10,300	31,162
	Cury Construtora e Incorporadora SA	53,211	258,313
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	147,478	644,208
Ω	Desktop SA	34,200	55,622
	Dexco SA	206,851	201,560
	Dimed SA Distribuidora da Medicamentos	41,629	67,338
	Direcional Engenharia SA	21,630	138,543
	EcoRodovias Infraestrutura e Logistica SA	55,205	64,299
	Eletromidia SA	9,632	51,901

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Embraer SA (EMBR3 BZ)	293,644	$3,359,095
*	Embraer SA (ERJ US), Sponsored ADR	16,322	749,833
	Empreendimentos Pague Menos SA	148,219	86,187
	Energisa SA	74,717	604,830
*	Eneva SA	193,075	459,625
	Engie Brasil Energia SA	35,211	257,918
	Equatorial Energia SA	190,316	1,234,422
	Even Construtora e Incorporadora SA	50,000	50,659
	Ez Tec Empreendimentos e Participacoes SA	50,000	117,001
	Fleury SA	122,958	281,441
	Fras-Le SA	16,744	86,270
	Gerdau SA, Sponsored ADR	135,564	353,822
Ω	GPS Participacoes e Empreendimentos SA	79,160	210,623
	Grendene SA	75,140	73,615
*	Grupo Casas Bahia SA	18,630	17,858
	Grupo Mateus SA	134,741	182,816
	Grupo SBF SA	53,565	100,143
	Guararapes Confeccoes SA	48,436	69,473
*	Hidrovias do Brasil SA	214,836	114,703
	Iochpe Maxion SA	67,079	145,620
	Irani Papel e Embalagem SA	36,500	51,645
*	IRB-Brasil Resseguros SA	35,917	302,710
	Jalles Machado SA	58,932	41,537
	JBS SA	159,449	1,238,472
	JHSF Participacoes SA	181,166	163,763
	JSL SA	48,156	57,192
	Kepler Weber SA	65,832	87,000
	Klabin SA	292,810	956,057
	Lavvi Empreendimentos Imobiliarios SA	44,000	80,942
	Localiza Rent a Car SA	94,262	713,549
	LOG Commercial Properties e Participacoes SA	15,776	58,377
		Shares	Value»
BRAZIL — (Continued)
*	Log-in Logistica Intermodal SA	8,233	$32,380
	Lojas Quero-Quero SA	105,111	51,119
	Lojas Renner SA	413,067	1,063,392
Ω	LWSA SA	96,477	61,370
	M Dias Branco SA	22,498	100,574
	Magazine Luiza SA	83,930	137,834
	Mahle Metal Leve SA	12,100	63,153
	Marcopolo SA	64,423	61,981
	Marfrig Global Foods SA	123,240	466,454
	Melnick Even Desenvolvimento Imobiliario SA	48,100	27,461
	Mills Locacao Servicos e Logistica SA	33,840	60,582
*	Minerva SA	17,861	18,600
	Moura Dubeux Engenharia SA	34,692	100,619
	Movida Participacoes SA	41,374	51,543
*	MPM Corporeos SA	18,717	2,704
*	MRV Engenharia e Participacoes SA	187,880	195,986
	Multiplan Empreendimentos Imobiliarios SA	64,920	294,449
	Natura & Co. Holding SA	282,308	473,071
	Neoenergia SA	58,349	235,446
*	Oceanpact Servicos Maritimos SA	50,600	48,325
	Odontoprev SA	107,745	202,764
*	Oncoclinicas do Brasil Servicos Medicos SA	50,664	54,010
*	Orizon Valorizacao de Residuos SA	6,987	60,376
	Pet Center Comercio e Participacoes SA	40,398	33,101
	Plano & Plano Desenvolvimento Imobiliario SA	23,638	48,649
	Porto Seguro SA	59,382	460,290
	Positivo Tecnologia SA	41,500	44,972
*	Qualicorp Consultoria e Corretora de Seguros SA	76,900	27,914
	Raia Drogasil SA	259,181	906,082
	Romi SA	30,592	49,377
	Rumo SA	74,457	254,527

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Santos Brasil Participacoes SA	160,288	$382,422
	Sao Carlos Empreendimentos e Participacoes SA	8,500	27,664
	Sao Martinho SA	114,016	391,964
#	Sendas Distribuidora SA (ASAI US), ADR	4,475	36,337
	Sendas Distribuidora SA (ASAI3 BZ)	282,436	457,360
Ω	Ser Educacional SA	46,200	48,763
*	Serena Energia SA	69,099	119,322
*	Simpar SA	139,049	131,327
	SLC Agricola SA	8,253	28,780
	Smartfit Escola de Ginastica e Danca SA	70,366	303,155
	Suzano SA (SUZB3 BZ)	176,604	1,558,431
	SYN prop e tech SA	18,318	16,332
	Tegma Gestao Logistica SA	15,888	99,833
#	Telefonica Brasil SA (VIV US), ADR	10,963	106,451
	Telefonica Brasil SA (VIVT3 BZ)	61,338	300,359
	TIM SA	175,482	585,955
	TOTVS SA	42,370	280,866
	Transmissora Alianca de Energia Eletrica SA	118,153	747,831
	Tres Tentos Agroindustrial SA	60,274	172,055
	Trisul SA	36,300	44,518
	Tupy SA	40,100	151,563
	Ultrapar Participacoes SA (UGPA3 BZ)	118,963	373,754
	Unifique Telecomunicacoes SA	72,400	49,881
	Unipar Carbocloro SA	8,007	70,643
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	33,890	32,904
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	193,599
		Shares	Value»
BRAZIL — (Continued)
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	103,999	$90,161
	Vibra Energia SA	402,363	1,332,903
	Vivara Participacoes SA	42,200	164,408
	Vulcabras SA	19,619	58,078
	WEG SA	133,008	1,046,224
	Wilson Sons SA	88,236	266,334
	Wiz Co.	47,964	50,456
	XP, Inc., BDR	1,810	29,276
	YDUQS Participacoes SA	123,461	310,874
*	Zamp SA	121,469	67,208
TOTAL BRAZIL			41,588,302
CANADA — (0.0%)
	China Gold International Resources Corp. Ltd. (2099 HK)	119,100	751,723
CHILE — (0.6%)
	Aguas Andinas SA, Class A	826,355	305,359
	Banco de Chile (BCH US), ADR	27,407	809,063
	Banco de Chile (CHILE CI)	282,034	41,402
	Banco de Credito e Inversiones SA	12,531	496,269
	Banco Santander Chile (BSAC US), ADR	4,755	114,548
	Banco Santander Chile (BSAN CI)	2,930,221	177,164
	Besalco SA	205,938	159,854
	Bicecorp SA	567,450	156,411
	Camanchaca SA	88,516	3,725
*	CAP SA	19,319	99,361
	Cencosud SA	246,693	844,116
	Cencosud Shopping SA	103,877	219,407
	Cia Sud Americana de Vapores SA	2,897,776	160,054
	Colbun SA	2,145,137	335,265
	Embotelladora Andina SA, ADR, Class B	17,401	450,686
	Empresa Nacional de Telecomunicaciones SA	92,476	267,596
	Empresas CMPC SA	228,282	358,013

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Empresas Copec SA	62,885	$431,679
	Enel Americas SA (ENELAM CI)	2,126,466	208,809
	Enel Chile SA (ENELCHIL CI)	5,663,120	400,711
	Engie Energia Chile SA	133,161	157,646
	Falabella SA	37,175	168,803
	Forus SA	32,824	78,815
	Inversiones Aguas Metropolitanas SA	216,090	196,261
	Latam Airlines Group SA	12,948,571	204,439
#	Latam Airlines Group SA, ADR	505	15,882
*	Masisa SA	791,131	11,363
	Molibdenos y Metales SA	3,068	12,636
	Multiexport Foods SA	291,740	78,027
	Parque Arauco SA	172,785	397,799
	PAZ Corp. SA	82,712	45,859
	Plaza SA	63,241	148,604
*	Ripley Corp. SA	445,297	205,886
	Salfacorp SA	279,382	199,455
	Sigdo Koppers SA	163,912	191,888
	SMU SA	1,440,054	282,113
	Sociedad Matriz SAAM SA	2,690,476	338,124
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	10,152	347,198
*	Socovesa SA	166,772	12,505
	SONDA SA	271,865	109,838
TOTAL CHILE			9,242,633
CHINA — (25.5%)
	360 Security Technology, Inc., Class A	16,100	22,709
	361 Degrees International Ltd.	454,000	249,323
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	34,800	72,717
*	5I5J Holding Group Co. Ltd., Class A	119,400	52,031
	AAC Technologies Holdings, Inc.	342,500	1,639,534
	ABA Chemicals Corp., Class A	27,800	24,953
		Shares	Value»
CHINA — (Continued)
	Accelink Technologies Co. Ltd., Class A	6,000	$35,669
*	ADAMA Ltd., Class A	24,500	20,894
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,263	32,784
	Advanced Technology & Materials Co. Ltd., Class A	15,400	23,753
*	AECC Aero Science & Technology Co. Ltd., Class A	10,500	35,535
	AECC Aero-Engine Control Co. Ltd., Class A	22,400	55,205
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	26,500	37,356
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	23,100	54,594
#*	Agile Group Holdings Ltd.	986,749	57,500
#*	Agora, Inc., ADR	29,510	96,793
	Agricultural Bank of China Ltd., Class H	3,733,000	2,277,939
	Aier Eye Hospital Group Co. Ltd., Class A	95,925	171,600
#*Ω	AInnovation Technology Group Co. Ltd.	26,800	13,747
#*	Air China Ltd., Class H	584,000	347,920
	Aisino Corp., Class A	46,700	52,911
	Ajisen China Holdings Ltd.	284,000	28,094
Ω	AK Medical Holdings Ltd.	122,000	88,774
	Alibaba Group Holding Ltd. (9988 HK)	1,854,502	27,687,741
#*	Alibaba Health Information Technology Ltd.	368,000	238,066
*	Alibaba Pictures Group Ltd.	5,800,000	378,835
Ω	A-Living Smart City Services Co. Ltd.	423,000	163,911
	Allmed Medical Products Co. Ltd., Class A	22,700	25,136

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Amlogic Shanghai Co. Ltd., Class A	3,199	$31,874
	Amoy Diagnostics Co. Ltd., Class A	16,940	48,454
*	ANE Cayman, Inc.	208,500	221,640
#Ω	Angelalign Technology, Inc.	8,200	51,247
	Anhui Anfu Battery Technology Co. Ltd., Class A	6,400	23,289
	Anhui Anke Biotechnology Group Co. Ltd., Class A	30,536	34,300
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	42,146
	Anhui Expressway Co. Ltd., Class H	148,000	223,684
	Anhui Guangxin Agrochemical Co. Ltd., Class A	23,263	34,581
	Anhui Heli Co. Ltd., Class A	17,000	37,131
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,260	54,804
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	28,595
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	10,700	53,807
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	94,360	69,535
	Anhui Jinhe Industrial Co. Ltd., Class A	12,105	41,465
*	Anhui Tatfook Technology Co. Ltd., Class A	12,200	18,795
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	32,280	36,832
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	32,400	37,823
	Anhui Xinhua Media Co. Ltd., Class A	27,100	26,142
		Shares	Value»
CHINA — (Continued)
	Anhui Yingliu Electromechanical Co. Ltd., Class A	13,700	$37,300
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	37,400	93,366
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,750	44,558
	Anjoy Foods Group Co. Ltd., Class A	6,300	66,173
	Anker Innovations Technology Co. Ltd., Class A	6,760	82,957
	ANTA Sports Products Ltd.	323,000	3,816,509
	Anton Oilfield Services Group	1,610,000	198,949
	Aoshikang Technology Co. Ltd., Class A	15,700	53,803
	Aotecar New Energy Technology Co. Ltd., Class A	119,900	47,074
*	Aowei Holdings Ltd.	78,000	4,499
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	59,158
	ApicHope Pharmaceutical Group Co. Ltd.	7,120	39,092
	Appotronics Corp. Ltd., Class A	12,037	23,367
	APT Medical, Inc., Class A	1,256	72,036
	APT Satellite Holdings Ltd.	234,000	57,914
	Arctech Solar Holding Co. Ltd., Class A	2,333	15,011
*Ω	Arrail Group Ltd.	26,000	6,610
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	12,900	50,963
#Ω	AsiaInfo Technologies Ltd.	144,400	174,202
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	23,800	28,231
	Asymchem Laboratories Tianjin Co. Ltd., Class A	4,500	50,727

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Aurisco Pharmaceutical Co. Ltd., Class A	7,400	$21,189
	Autel Intelligent Technology Corp. Ltd., Class A	7,182	41,308
	Autobio Diagnostics Co. Ltd., Class A	8,510	45,096
	Avary Holding Shenzhen Co. Ltd., Class A	32,900	129,966
	AviChina Industry & Technology Co. Ltd., Class H	1,214,000	558,658
	Bafang Electric Suzhou Co. Ltd., Class A	6,440	23,783
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	279,621
*	Baidu, Inc. (9888 HK), Class A	264,900	2,921,055
#*	Baidu, Inc. (BIDU US), Sponsored ADR	4,316	379,031
Ω	BAIOO Family Interactive Ltd.	594,000	37,071
#*Ω	Bairong, Inc.	129,000	129,417
	Baiyin Nonferrous Group Co. Ltd., Class A	56,300	21,057
	Bank of Beijing Co. Ltd., Class A	275,900	227,975
	Bank of Changsha Co. Ltd., Class A	82,696	103,165
	Bank of Chengdu Co. Ltd., Class A	78,900	184,569
	Bank of China Ltd., Class H	10,778,356	6,018,348
	Bank of Chongqing Co. Ltd., Class H	349,500	340,282
	Bank of Communications Co. Ltd., Class H	989,580	865,347
*	Bank of Gansu Co. Ltd., Class H	106,000	3,156
	Bank of Guiyang Co. Ltd., Class A	76,817	61,100
	Bank of Hangzhou Co. Ltd., Class A	98,500	199,530
	Bank of Jiangsu Co. Ltd., Class A	291,020	407,389
	Bank of Nanjing Co. Ltd., Class A	168,200	241,373
		Shares	Value»
CHINA — (Continued)
	Bank of Ningbo Co. Ltd., Class A	105,858	$348,641
Ω	Bank of Qingdao Co. Ltd., Class H	444,000	210,842
	Bank of Shanghai Co. Ltd., Class A	190,100	271,846
	Bank of Suzhou Co. Ltd., Class A	94,050	104,174
	Bank of Xi'an Co. Ltd., Class A	56,500	26,941
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	94,501	11,208
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	19,100	19,761
	Baoji Titanium Industry Co. Ltd., Class A	6,200	24,952
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	41,100	25,304
	Baowu Magnesium Technology Co. Ltd., Class A	38,676	63,625
	Baoxiniao Holding Co. Ltd., Class A	25,700	13,518
*	Baoye Group Co. Ltd., Class H	98,000	56,471
*	Baozun, Inc. (9991 HK), Class A	21,500	18,377
*	Baozun, Inc. (BZUN US), Sponsored ADR	15,148	39,536
*	Be Friends Holding Ltd.	350,000	36,763
	Bear Electric Appliance Co. Ltd., Class A	9,400	58,554
	Befar Group Co. Ltd., Class A	63,400	35,672
	Beibuwan Port Co. Ltd., Class A	64,100	74,476
	Beijing BDStar Navigation Co. Ltd., Class A	7,100	24,996
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	10,730	38,787
*	Beijing Capital Development Co. Ltd., Class A	84,000	27,421

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	$101,330
*	Beijing Capital International Airport Co. Ltd., Class H	846,000	304,976
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	22,526
*	Beijing Compass Technology Development Co. Ltd., Class A	2,465	20,002
	Beijing CTJ Information Technology Co. Ltd., Class A	8,600	27,464
	Beijing Dabeinong Technology Group Co. Ltd., Class A	58,588	32,897
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	22,285
	Beijing Easpring Material Technology Co. Ltd., Class A	8,900	46,357
	Beijing eGOVA Co. Ltd., Class A	9,620	21,647
	Beijing Energy International Holding Co. Ltd.	403,600	52,580
	Beijing Enterprises Water Group Ltd.	2,020,000	638,017
	Beijing Fengjing Automotive Parts Co. Ltd.	39,000	19,280
	Beijing Gehua CATV Network Co. Ltd., Class A	25,400	25,192
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	42,430
*	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	37,692
	Beijing Haohua Energy Resource Co. Ltd., Class A	60,000	59,672
		Shares	Value»
CHINA — (Continued)
*	Beijing Jetsen Technology Co. Ltd., Class A	116,600	$84,910
	Beijing Jingneng Clean Energy Co. Ltd., Class H	394,000	121,311
*	Beijing Jingyeda Technology Co. Ltd., Class A	5,200	22,110
	Beijing Jingyuntong Technology Co. Ltd., Class A	104,200	34,121
	Beijing Kingsoft Office Software, Inc., Class A	915	37,170
*	Beijing Leike Defense Technology Co. Ltd., Class A	41,800	24,796
	Beijing New Building Materials PLC, Class A	29,454	113,557
	Beijing North Star Co. Ltd., Class H	420,000	37,329
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	17,100	23,199
	Beijing Oriental Jicheng Co. Ltd., Class A	5,500	20,092
	Beijing Originwater Technology Co. Ltd., Class A	59,567	36,376
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	27,068
	Beijing Roborock Technology Co. Ltd., Class A	1,946	51,957
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	14,400	34,126
	Beijing Sanyuan Foods Co. Ltd., Class A	57,198	34,360
	Beijing Shougang Co. Ltd., Class A	86,200	42,826
	Beijing Sifang Automation Co. Ltd., Class A	7,900	18,763

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Sinnet Technology Co. Ltd., Class A	25,600	$51,017
*	Beijing Sinohytec Co. Ltd., Class H	4,300	12,593
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	33,478
*	Beijing Sojo Electric Co. Ltd., Class A	21,900	19,175
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	81,800	39,832
	Beijing Strong Biotechnologies, Inc., Class A	32,300	62,224
	Beijing SuperMap Software Co. Ltd., Class A	11,000	21,086
*	Beijing Teamsun Technology Co. Ltd., Class A	27,000	33,822
*	Beijing Thunisoft Corp. Ltd., Class A	24,500	27,044
	Beijing Tiantan Biological Products Corp. Ltd., Class A	15,724	41,315
*	Beijing Tongtech Co. Ltd., Class A	18,000	10,310
	Beijing Ultrapower Software Co. Ltd., Class A	38,900	58,591
	Beijing United Information Technology Co. Ltd., Class A	17,718	57,745
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	22,169
	Beijing Wandong Medical Technology Co. Ltd., Class A	17,200	41,532
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	27,857
		Shares	Value»
CHINA — (Continued)
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	3,900	$28,071
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,940	27,355
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	503,400	402,260
*	Beiqi Foton Motor Co. Ltd., Class A	144,800	52,271
	Best Pacific International Holdings Ltd.	54,000	16,861
	Bestore Co. Ltd., Class A	18,500	30,038
*	Bestway Marine & Energy Technology Co. Ltd., Class A	36,800	29,928
	Bethel Automotive Safety Systems Co. Ltd., Class A	7,567	60,147
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	34,883
	Beyondsoft Corp., Class A	20,000	36,263
	Biem.L.Fdlkk Garment Co. Ltd., Class A	23,200	52,749
*	Bilibili, Inc., Class Z	8,380	147,103
	Binhai Investment Co. Ltd.	156,888	21,652
	Binjiang Service Group Co. Ltd.	33,500	115,733
	Black Peony Group Co. Ltd., Class A	31,440	22,592
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	4,323	29,057
#Ω	Blue Moon Group Holdings Ltd.	324,500	159,629
*	Blue Sail Medical Co. Ltd., Class A	38,300	26,613
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	24,600	29,040
	Bluestar Adisseo Co., Class A	14,500	19,158

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	BOC International China Co. Ltd., Class A	24,700	$33,577
*	BOE HC SemiTek Corp.	39,800	36,242
*	Bohai Leasing Co. Ltd., Class A	212,100	92,144
	Bomin Electronics Co. Ltd., Class A	17,500	18,063
	Bosideng International Holdings Ltd.	1,702,000	880,700
	BOTH Engineering Technology Co. Ltd., Class A	12,600	18,493
#	Boyaa Interactive International Ltd.	48,000	28,041
	Bright Dairy & Food Co. Ltd., Class A	40,669	46,262
	BrightGene Bio-Medical Technology Co. Ltd., Class A	4,744	31,789
#	Brilliance China Automotive Holdings Ltd.	1,238,000	438,190
	Bros Eastern Co. Ltd., Class A	13,800	9,423
	B-Soft Co. Ltd., Class A	27,200	21,333
	BTG Hotels Group Co. Ltd., Class A	29,400	57,977
	BYD Co. Ltd., Class H	143,500	6,815,706
	By-health Co. Ltd., Class A	17,400	26,348
*	C C Land Holdings Ltd.	726,187	120,874
	C&D International Investment Group Ltd.	302,478	632,609
	C&D Property Management Group Co. Ltd.	296,000	96,617
	C&S Paper Co. Ltd., Class A	39,900	36,263
	Caitong Securities Co. Ltd., Class A	60,550	60,836
#*Ω	CALB Group Co. Ltd.	22,100	46,774
	Camel Group Co. Ltd., Class A	43,600	50,413
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	28,435
		Shares	Value»
CHINA — (Continued)
	Canmax Technologies Co. Ltd., Class A	12,820	$31,465
	Canny Elevator Co. Ltd., Class A	25,500	25,442
	Castech, Inc., Class A	7,730	36,860
	Cathay Biotech, Inc., Class A	4,528	32,410
	CECEP Solar Energy Co. Ltd., Class A	103,345	61,401
	CECEP Wind-Power Corp., Class A	189,500	74,911
	Center International Group Co. Ltd., Class A	14,500	19,804
	Central China Securities Co. Ltd., Class H	454,000	83,579
*	CETC Chips Technology, Inc., Class A	13,900	22,948
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	8,706
	CETC Digital Technology Co. Ltd., Class A	15,600	51,745
	CETC Potevio Science&Technology Co. Ltd., Class A	9,900	28,075
*	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	28,891
Ω	CGN Power Co. Ltd., Class H	1,373,000	437,044
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	34,092
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	69,600	30,490
	Changjiang Publishing & Media Co. Ltd., Class A	18,800	24,770
	Changjiang Securities Co. Ltd., Class A	52,700	46,583
	Changshu Fengfan Power Equipment Co. Ltd., Class A	32,400	18,458

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	ChangYuan Technology Group Ltd., Class A	45,500	$21,618
	Changzheng Engineering Technology Co. Ltd., Class A	13,400	30,926
	Changzhou Qianhong Biopharma Co. Ltd., Class A	31,500	26,378
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	56,636
*	Chanjet Information Technology Co. Ltd., Class H	10,500	9,064
	Chaoju Eye Care Holdings Ltd.	139,500	48,099
	Chaowei Power Holdings Ltd.	317,000	54,293
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,800	70,070
Ω	Cheerwin Group Ltd.	126,000	37,271
*	Chen Lin Education Group Holdings Ltd.	208,000	36,640
	Cheng De Lolo Co. Ltd., Class A	45,500	58,701
	Chengdu ALD Aviation Manufacturing Corp., Class A	11,660	28,389
	Chengdu B-Ray Media Co. Ltd., Class A	31,600	19,402
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	35,351
	Chengdu Galaxy Magnets Co. Ltd., Class A	8,400	28,386
	Chengdu Guibao Science & Technology Co. Ltd., Class A	11,600	29,350
	Chengdu Guoguang Electric Co. Ltd., Class A	2,738	31,584
		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	17,600	$67,647
	Chengdu Kanghua Biological Products Co. Ltd., Class A	5,250	36,430
	Chengdu Leejun Industrial Co. Ltd., Class A	21,100	18,975
	Chengdu Wintrue Holding Co. Ltd., Class A	64,615	74,033
	Chengdu Xingrong Environment Co. Ltd., Class A	38,300	37,399
	Chengtun Mining Group Co. Ltd., Class A	62,800	46,571
	Chenguang Biotech Group Co. Ltd., Class A	15,800	23,461
*	Chengxin Lithium Group Co. Ltd., Class A	26,200	40,435
	Chifeng Jilong Gold Mining Co. Ltd., Class A	22,300	81,049
	China Aircraft Leasing Group Holdings Ltd.	150,500	79,757
*	China Anchu Energy Storage Group Ltd.	627,000	16,331
	China Animal Husbandry Industry Co. Ltd., Class A	30,000	27,559
	China Automotive Engineering Research Institute Co. Ltd., Class A	25,000	65,348
	China Baoan Group Co. Ltd., Class A	40,100	42,719
	China Bester Group Telecom Co. Ltd., Class A	6,240	19,832
	China BlueChemical Ltd., Class H	943,143	229,627
*Ω	China Bohai Bank Co. Ltd., Class H	1,029,000	120,808
	China CAMC Engineering Co. Ltd., Class A	38,800	42,338

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Chunlai Education Group Co. Ltd.	91,000	$49,356
	China CITIC Bank Corp. Ltd., Class H	1,552,000	1,227,517
	China Coal Xinji Energy Co. Ltd., Class A	76,300	70,284
	China Communications Services Corp. Ltd., Class H	1,184,800	617,044
	China Conch Environment Protection Holdings Ltd.	787,000	54,398
	China Conch Venture Holdings Ltd.	687,000	705,116
	China Construction Bank Corp., Class H	10,805,990	8,876,341
	China CSSC Holdings Ltd., Class A	11,600	46,781
	China CYTS Tours Holding Co. Ltd., Class A	22,500	30,114
#	China Datang Corp. Renewable Power Co. Ltd., Class H	781,000	218,247
	China Design Group Co. Ltd., Class A	41,740	42,952
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,170,000	179,319
	China Dongxiang Group Co. Ltd.	1,171,000	59,702
Ω	China East Education Holdings Ltd.	336,500	254,812
*	China Eastern Airlines Corp. Ltd., Class H	534,000	158,968
	China Education Group Holdings Ltd.	568,614	178,657
	China Electronics Huada Technology Co. Ltd.	430,000	76,970
	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	24,151
		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	1,612,000	$205,294
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	493,027	149,286
	China Everbright Bank Co. Ltd., Class H	535,000	232,308
Ω	China Everbright Greentech Ltd.	296,000	27,069
*	China Express Airlines Co. Ltd., Class A	44,800	44,980
Ω	China Feihe Ltd.	1,963,000	1,483,430
	China Film Co. Ltd., Class A	19,200	27,068
*	China First Heavy Industries Co. Ltd., Class A	76,800	27,286
	China Foods Ltd.	574,000	229,391
	China Galaxy Securities Co. Ltd., Class H	615,000	558,685
	China Gas Holdings Ltd.	1,387,766	1,254,725
*	China Glass Holdings Ltd.	216,000	6,620
	China Great Wall Securities Co. Ltd., Class A	48,400	51,512
*	China Greatwall Technology Group Co. Ltd., Class A	15,000	30,228
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	42,600	50,272
	China Haisum Engineering Co. Ltd., Class A	14,200	18,722
	China Harmony Auto Holding Ltd.	428,500	35,057
*	China Harzone Industry Corp. Ltd., Class A	27,800	28,413
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	36,970

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	China High Speed Transmission Equipment Group Co. Ltd.	115,000	$12,298
	China Huirong Financial Holdings Ltd.	84,000	6,826
Ω	China International Capital Corp. Ltd., Class H	227,600	391,515
	China International Marine Containers Group Co. Ltd., Class H	453,650	284,981
	China Jushi Co. Ltd., Class A	40,090	64,704
	China Kepei Education Group Ltd.	278,000	47,391
	China Kings Resources Group Co. Ltd., Class A	14,910	46,883
	China Leadshine Technology Co. Ltd., Class A	4,200	27,576
	China Lesso Group Holdings Ltd.	726,000	386,511
	China Life Insurance Co. Ltd., Class H	380,000	694,486
	China Lilang Ltd.	239,000	115,066
*Ω	China Literature Ltd.	150,000	520,869
*	China Longevity Group Co. Ltd.	30,000	39
	China Longyuan Power Group Corp. Ltd., Class H	472,000	372,870
*	China Maple Leaf Educational Systems Ltd.	256,000	11,545
	China Medical System Holdings Ltd.	615,000	656,414
	China Meheco Group Co. Ltd., Class A	36,520	50,991
#	China Meidong Auto Holdings Ltd.	382,000	102,273
	China Mengniu Dairy Co. Ltd.	864,000	2,151,922
	China Merchants Bank Co. Ltd., Class H	1,055,598	5,757,908
	China Merchants Energy Shipping Co. Ltd., Class A	195,600	157,388
		Shares	Value»
CHINA — (Continued)
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	31,600	$55,840
	China Merchants Land Ltd.	652,000	18,578
	China Merchants Property Operation & Service Co. Ltd., Class A	44,100	71,609
Ω	China Merchants Securities Co. Ltd., Class H	75,340	114,266
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	65,600	82,662
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	1,029,020	482,877
#	China Modern Dairy Holdings Ltd.	1,303,000	171,286
	China National Accord Medicines Corp. Ltd., Class A	17,600	59,458
	China National Chemical Engineering Co. Ltd., Class A	103,300	107,374
	China National Electric Apparatus Research Institute Co. Ltd., Class A	8,759	28,914
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,800	42,790
	China National Medicines Corp. Ltd., Class A	18,500	73,846
Ω	China New Higher Education Group Ltd.	711,964	77,164
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	55,800	35,543

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	19,510	$62,576
*	China Nuclear Energy Technology Corp. Ltd.	418,000	18,339
*	China Oil & Gas Group Ltd.	2,890,000	50,862
	China Oilfield Services Ltd., Class H	936,000	731,962
	China Overseas Property Holdings Ltd.	542,000	376,419
	China Pacific Insurance Group Co. Ltd., Class H	622,200	1,692,860
	China Publishing & Media Co. Ltd., Class A	36,200	31,520
	China Railway Group Ltd., Class H	712,000	306,349
	China Railway Hi-tech Industry Co. Ltd., Class A	62,200	62,505
	China Railway Materials Co. Ltd., Class A	63,900	21,980
Ω	China Railway Signal & Communication Corp. Ltd., Class H	479,000	192,630
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	39,805
*	China Rare Earth Holdings Ltd.	717,200	35,562
	China Reinsurance Group Corp., Class H	2,451,000	284,235
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	65,076
	China Resources Gas Group Ltd.	360,200	1,006,183
	China Resources Land Ltd.	847,222	2,850,569
	China Resources Microelectronics Ltd., Class A	5,476	34,745
		Shares	Value»
CHINA — (Continued)
Ω	China Resources Mixc Lifestyle Services Ltd.	226,400	$1,084,610
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	15,425	87,366
#*	China Ruyi Holdings Ltd.	1,680,000	441,536
*	China Sanjiang Fine Chemicals Co. Ltd.	345,000	79,505
	China Science Publishing & Media Ltd., Class A	6,000	15,314
Ω	China Shengmu Organic Milk Ltd.	1,117,000	25,181
	China Shineway Pharmaceutical Group Ltd.	187,000	174,520
*	China Silver Group Ltd.	282,000	8,359
	China South Publishing & Media Group Co. Ltd., Class A	29,700	58,260
*	China Southern Airlines Co. Ltd., Class H	640,000	262,839
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	49,900	29,550
	China Southern Power Grid Technology Co. Ltd., Class A	4,803	18,993
	China Starch Holdings Ltd.	1,115,000	25,698
	China State Construction Development Holdings Ltd.	378,000	79,888
	China State Construction Engineering Corp. Ltd., Class A	568,800	431,591
	China State Construction International Holdings Ltd.	1,012,000	1,491,713

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	China Sunshine Paper Holdings Co. Ltd.	408,000	$103,123
#	China Suntien Green Energy Corp. Ltd., Class H	647,000	345,817
	China Testing & Certification International Group Co. Ltd., Class A	24,208	20,598
	China Tianying, Inc., Class A	94,800	55,068
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	6,800	46,025
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	6,844	59,741
Ω	China Tower Corp. Ltd., Class H	1,708,400	2,474,578
	China TransInfo Technology Co. Ltd., Class A	24,900	31,400
	China Tungsten & Hightech Materials Co. Ltd., Class A	48,750	64,172
*	China Vanke Co. Ltd., Class H	555,538	380,836
#	China Water Affairs Group Ltd.	296,000	227,895
	China West Construction Group Co. Ltd., Class A	44,900	35,154
	China World Trade Center Co. Ltd., Class A	12,500	37,492
	China XD Electric Co. Ltd., Class A	47,200	40,382
	China Yangtze Power Co. Ltd., Class A	164,353	667,393
	China Yongda Automobiles Services Holdings Ltd.	630,000	200,849
*Ω	China Youran Dairy Group Ltd.	748,000	228,087
*Ω	China Yuhua Education Corp. Ltd.	1,168,000	45,156
		Shares	Value»
CHINA — (Continued)
	China Zhenhua Group Science & Technology Co. Ltd., Class A	6,900	$48,740
	China Zheshang Bank Co. Ltd., Class H	627,899	212,289
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	15,687
	Chinasoft International Ltd.	1,120,000	713,845
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	21,900	31,648
	Chongqing Changan Automobile Co. Ltd., Class A	129,612	218,904
	Chongqing Chuanyi Automation Co. Ltd., Class A	10,800	30,348
	Chongqing Department Store Co. Ltd., Class A	15,700	68,625
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	60,724	79,165
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	25,950	46,852
	Chongqing Gas Group Corp. Ltd., Class A	57,800	43,497
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	67,710
*	Chongqing Qianli Technology Co. Ltd., Class A	21,200	25,893
	Chongqing Road & Bridge Co. Ltd., Class A	22,600	16,481
	Chongqing Rural Commercial Bank Co. Ltd., Class H	624,000	479,072
	Chongqing Taiji Industry Group Co. Ltd., Class A	16,900	47,939

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Zhifei Biological Products Co. Ltd., Class A	22,100	$57,493
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	12,100	35,092
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	36,400	33,359
#	Chow Tai Fook Jewellery Group Ltd.	648,800	867,324
	Chow Tai Seng Jewellery Co. Ltd., Class A	30,150	54,053
	CIG Shanghai Co. Ltd., Class A	6,000	28,062
	CIMC Enric Holdings Ltd.	338,000	265,075
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	25,891
	CITIC Heavy Industries Co. Ltd., Class A	38,400	23,133
	CITIC Securities Co. Ltd., Class H	206,600	510,618
#*	Citychamp Watch & Jewellery Group Ltd.	560,000	33,146
*	ClouDr Group Ltd.	109,200	15,263
#*	CMGE Technology Group Ltd.	800,000	34,445
	CMOC Group Ltd., Class H	1,026,000	805,486
	CMST Development Co. Ltd., Class A	84,200	68,089
*	CNFinance Holdings Ltd., ADR	23,410	17,764
	CNGR Advanced Material Co. Ltd., Class A	9,100	39,556
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,635	39,154
	CNOOC Energy Technology & Services Ltd., Class A	124,200	67,909
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	51,070	49,300
		Shares	Value»
CHINA — (Continued)
*	COFCO Biotechnology Co. Ltd., Class A	37,000	$27,863
	COFCO Capital Holdings Co. Ltd., Class A	20,400	33,327
#*	COFCO Joycome Foods Ltd.	1,492,000	280,433
	COFCO Sugar Holding Co. Ltd., Class A	31,800	40,679
	Cofoe Medical Technology Co. Ltd., Class A	5,400	24,898
#*	Comba Telecom Systems Holdings Ltd.	942,000	177,895
	Concord New Energy Group Ltd.	3,834,648	232,238
	Consun Pharmaceutical Group Ltd.	217,000	258,431
	Contec Medical Systems Co. Ltd., Class A	8,900	16,672
	Contemporary Amperex Technology Co. Ltd., Class A	63,270	2,022,970
	Continental Aerospace Technologies Holding Ltd.	1,469,171	20,520
	COSCO SHIPPING Development Co. Ltd., Class H	1,812,000	205,196
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	592,000	469,537
	COSCO SHIPPING Holdings Co. Ltd., Class H	885,400	1,336,100
	COSCO SHIPPING International Hong Kong Co. Ltd.	140,000	84,887
#	COSCO SHIPPING Ports Ltd.	703,099	363,940
	COSCO SHIPPING Technology Co. Ltd., Class A	11,400	22,252

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Cosonic Intelligent Technologies Co. Ltd., Class A	8,600	$18,398
	CQ Pharmaceutical Holding Co. Ltd., Class A	83,000	55,456
*	Crazy Sports Group Ltd.	1,774,000	18,143
	CRRC Corp. Ltd., Class H	658,000	406,085
Ω	CSC Financial Co. Ltd., Class H	65,000	73,546
	CSG Holding Co. Ltd., Class A	83,834	54,719
	CSSC Science & Technology Co. Ltd., Class A	14,700	23,593
	CTS International Logistics Corp. Ltd., Class A	55,500	46,863
	Cybrid Technologies, Inc., Class A	12,500	15,955
	Daan Gene Co. Ltd., Class A	43,920	34,047
	Dajin Heavy Industry Co. Ltd., Class A	7,200	27,354
	Dalian Bio-Chem Co. Ltd., Class A	7,644	29,858
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	61,300	50,611
#	Dalipal Holdings Ltd.	66,000	70,309
	Daqin Railway Co. Ltd., Class A	189,188	168,848
	Dashang Co. Ltd., Class A	22,990	79,269
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,093	73,158
*	Datang Telecom Technology Co. Ltd., Class A	29,800	32,186
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	57,324
*	DBAPP Security Ltd., Class A	2,880	18,785
	DBG Technology Co. Ltd., Class A	5,900	20,106
		Shares	Value»
CHINA — (Continued)
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	$53,539
	Deppon Logistics Co. Ltd., Class A	31,400	56,044
*	Dezhan Healthcare Co. Ltd., Class A	30,500	12,479
	DHC Software Co. Ltd., Class A	13,200	17,910
	Dian Diagnostics Group Co. Ltd., Class A	13,754	26,556
	Digital China Group Co. Ltd., Class A	11,800	66,449
	Digital China Holdings Ltd.	307,250	97,466
	Digital China Information Service Group Co. Ltd., Class A	11,700	17,230
	Dirui Industrial Co. Ltd., Class A	7,100	12,709
	Do-Fluoride New Materials Co. Ltd., Class A	25,180	40,318
	Dong-E-E-Jiao Co. Ltd., Class A	7,400	55,373
	Dongfang Electric Corp. Ltd., Class H	110,200	150,416
	Dongfang Electronics Co. Ltd., Class A	32,800	43,100
	DongFeng Automobile Co. Ltd., Class A	26,000	25,155
#	Dongfeng Motor Group Co. Ltd., Class H	1,190,000	658,656
	Dongguan Aohai Technology Co. Ltd., Class A	5,500	28,142
	Dongguan Development Holdings Co. Ltd., Class A	31,100	44,090
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	3,385	21,841
	Dongguan Rural Commercial Bank Co. Ltd., Class H	23,000	9,476
	Dongguan Yutong Optical Technology Co. Ltd., Class A	7,800	23,016

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Donghua Testing Technology Co. Ltd., Class A	4,600	$26,052
	Dongxing Securities Co. Ltd., Class A	43,400	59,936
#	Dongyue Group Ltd.	725,000	855,593
#	DouYu International Holdings Ltd., ADR	6,527	48,625
	Dynagreen Environmental Protection Group Co. Ltd., Class H	195,000	109,792
	Eaglerise Electric & Electronic China Co. Ltd., Class A	10,500	22,220
	East Money Information Co. Ltd., Class A	82,283	233,390
	Eastcompeace Technology Co. Ltd., Class A	19,000	25,598
	Easyhome New Retail Group Co. Ltd., Class A	141,300	64,191
	Ecovacs Robotics Co. Ltd., Class A	3,800	26,934
	Edan Instruments, Inc., Class A	15,000	24,103
	Edifier Technology Co. Ltd., Class A	12,600	22,553
	Edvantage Group Holdings Ltd.	226,549	40,912
	EEKA Fashion Holdings Ltd.	159,000	152,748
	Electric Connector Technology Co. Ltd., Class A	6,300	41,659
*††	Elion Energy Co. Ltd., Class A	106,600	4,257
	ENN Energy Holdings Ltd.	213,900	1,688,607
	Eoptolink Technology, Inc. Ltd., Class A	4,280	53,825
	Era Co. Ltd., Class A	69,500	38,102
	Essex Bio-technology Ltd.	144,000	83,571
	Eternal Asia Supply Chain Management Ltd., Class A	49,200	32,876
	EVA Precision Industrial Holdings Ltd.	672,000	65,261
		Shares	Value»
CHINA — (Continued)
	Eve Energy Co. Ltd., Class A	15,115	$85,547
	Ever Sunshine Services Group Ltd.	346,000	84,373
Ω	Everbright Securities Co. Ltd., Class H	61,600	53,708
	Excellence Commercial Property & Facilities Management Group Ltd.	129,000	22,265
	Explosive Co. Ltd., Class A	13,300	22,266
	Eyebright Medical Technology Beijing Co. Ltd., Class A	2,247	24,412
	Fangda Carbon New Material Co. Ltd., Class A	73,149	46,490
	Fangda Special Steel Technology Co. Ltd., Class A	93,196	57,086
	Far East Smarter Energy Co. Ltd., Class A	54,700	36,156
*	Farasis Energy Gan Zhou Co. Ltd., Class A	17,709	29,711
	FAW Jiefang Group Co. Ltd., Class A	20,500	20,326
	FAWER Automotive Parts Co. Ltd., Class A	73,300	59,243
	Feilong Auto Components Co. Ltd., Class A	19,500	40,839
	Ferrotec Anhui Technology Development Co. Ltd., Class A	1,500	7,920
	FESCO Group Co. Ltd., Class A	17,100	49,698
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,400	42,501
	Fibocom Wireless, Inc., Class A	11,880	41,702
#*	FIH Mobile Ltd.	1,386,000	134,112

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Financial Street Holdings Co. Ltd., Class A	86,800	$32,967
	FinVolution Group, ADR	79,604	629,668
	First Capital Securities Co. Ltd., Class A	50,200	46,943
	First Tractor Co. Ltd., Class H	150,000	117,207
#	Flat Glass Group Co. Ltd., Class H	176,000	198,900
	Focus Lightings Tech Co. Ltd., Class A	16,100	25,149
	Focus Media Information Technology Co. Ltd., Class A	158,300	157,133
*	Focused Photonics Hangzhou, Inc., Class A	13,300	38,034
	Focuslight Technologies, Inc., Class A	2,301	20,574
	Foryou Corp., Class A	7,004	30,065
	Foshan Electrical & Lighting Co. Ltd., Class A	27,000	22,488
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	41,811	241,407
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	16,128
*	Foshan Yowant Technology Co. Ltd., Class A	29,400	23,598
*	Founder Holdings Ltd.	390,000	47,110
	Founder Securities Co. Ltd., Class A	44,600	45,770
	Foxconn Industrial Internet Co. Ltd., Class A	152,800	385,166
	Friend Co. Ltd., Class A	15,400	24,122
	Fu Shou Yuan International Group Ltd.	760,000	344,460
	Fufeng Group Ltd.	1,005,000	839,625
	Fujian Apex Software Co. Ltd., Class A	2,600	15,134
		Shares	Value»
CHINA — (Continued)
	Fujian Boss Software Development Co. Ltd., Class A	16,899	$35,191
	Fujian Kuncai Material Technology Co. Ltd., Class A	5,600	15,608
	Fujian Longking Co. Ltd., Class A	30,100	47,961
	Fujian Qingshan Paper Industry Co. Ltd., Class A	60,000	17,584
	Fujian Star-net Communication Co. Ltd., Class A	9,600	25,610
	Fujian Sunner Development Co. Ltd., Class A	30,500	67,393
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	13,100	23,438
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,900	21,755
*	Fulin Precision Co. Ltd., Class A	12,300	33,968
	Fushun Special Steel Co. Ltd., Class A	26,500	18,221
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	177,600	1,255,989
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,300	41,364
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	79,560	193,973
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	53,947
	Gansu Yasheng Industrial Group Co. Ltd., Class A	36,900	14,388
	Gaona Aero Material Co. Ltd., Class A	18,220	37,243
	Gaush Meditech Ltd.	7,700	5,645
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,900	62,464
	GCL Energy Technology Co. Ltd., Class A	47,600	47,001

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	GCL New Energy Holdings Ltd.	278,000	$12,880
#*	GDS Holdings Ltd. (GDS US), ADR	15,269	384,932
	Geely Automobile Holdings Ltd.	1,234,000	2,590,538
	GEM Co. Ltd., Class A	76,200	64,236
	Gemdale Corp., Class A	53,200	31,404
#	Gemdale Properties & Investment Corp. Ltd.	3,508,000	110,069
	GemPharmatech Co. Ltd., Class A	10,762	16,862
*	Genimous Technology Co. Ltd., Class A	21,600	23,168
*	Genscript Biotech Corp.	176,000	247,200
	Geovis Technology Co. Ltd., Class A	3,817	27,973
	Getein Biotech, Inc., Class A	15,288	16,714
	GF Securities Co. Ltd., Class H	191,400	249,323
Ω	Giant Biogene Holding Co. Ltd.	102,800	1,062,110
	Giant Network Group Co. Ltd., Class A	19,900	39,765
	Giantec Semiconductor Corp., Class A	3,119	31,244
	Ginlong Technologies Co. Ltd., Class A	7,700	55,683
	Glarun Technology Co. Ltd., Class A	16,000	46,015
#*	Global New Material International Holdings Ltd.	23,000	11,381
	GoerTek, Inc., Class A	42,500	124,309
	Goke Microelectronics Co. Ltd., Class A	2,800	26,686
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	11,302
	Goldenmax International Group Ltd., Class A	25,200	28,068
	Goldwind Science & Technology Co. Ltd., Class H	329,858	227,292
		Shares	Value»
CHINA — (Continued)
	Goneo Group Co. Ltd., Class A	6,160	$60,383
*	Goodbaby International Holdings Ltd.	381,000	54,490
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,471	24,497
	Gotion High-tech Co. Ltd., Class A	17,800	50,618
	Grandblue Environment Co. Ltd., Class A	18,190	58,002
*	Grandjoy Holdings Group Co. Ltd., Class A	108,200	38,958
	Great Wall Motor Co. Ltd., Class H	496,000	708,779
	Gree Electric Appliances, Inc. of Zhuhai, Class A	49,800	312,485
	Greentown China Holdings Ltd.	542,000	691,637
#Ω	Greentown Management Holdings Co. Ltd.	302,000	103,514
	Greentown Service Group Co. Ltd.	700,000	399,056
	GRG Banking Equipment Co. Ltd., Class A	20,100	34,213
	GRG Metrology & Test Group Co. Ltd., Class A	11,100	26,438
	Grinm Advanced Materials Co. Ltd., Class A	5,900	14,697
	Guangdong Advertising Group Co. Ltd., Class A	16,100	16,099
	Guangdong Aofei Data Technology Co. Ltd., Class A	12,499	40,894
	Guangdong Construction Engineering Group Co. Ltd., Class A	144,400	68,873
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	18,200	21,519

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong DFP New Material Group Co. Ltd.	59,200	$32,566
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	31,100	55,476
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	23,943
	Guangdong Dowstone Technology Co. Ltd., Class A	17,400	33,535
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	39,940
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	24,000	43,368
	Guangdong Goworld Co. Ltd., Class A	8,000	10,848
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	15,911
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	35,300	26,691
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,300	23,761
	Guangdong Haid Group Co. Ltd., Class A	27,000	206,161
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	35,600	57,485
	Guangdong Huate Gas Co. Ltd., Class A	2,904	20,877
	Guangdong Insight Brand Marketing Group Co. Ltd., Class A	2,900	21,022
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	9,552	24,753
		Shares	Value»
CHINA — (Continued)
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	14,300	$44,643
*	Guangdong Land Holdings Ltd.	164,822	4,847
	Guangdong Provincial Expressway Development Co. Ltd., Class A	43,621	84,184
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,300	23,193
	Guangdong Sirio Pharma Co. Ltd., Class A	5,330	18,404
	Guangdong South New Media Co. Ltd., Class A	8,000	42,919
*	Guangdong TCL Smart Home Appliances Co. Ltd.	18,600	26,101
	Guangdong Topstar Technology Co. Ltd., Class A	3,000	11,912
	Guangdong Vanward New Electric Co. Ltd., Class A	31,885	49,275
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	26,900	51,248
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	91,500	30,876
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,000	32,235
	Guangshen Railway Co. Ltd., Class H	655,500	143,629
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	18,000	47,613
	Guangxi Liugong Machinery Co. Ltd., Class A	34,950	47,880
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	27,026

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangxi Wuzhou Communications Co. Ltd., Class A	53,625	$32,221
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	47,980
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	14,300	37,506
#	Guangzhou Automobile Group Co. Ltd., Class H	588,836	208,113
	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	47,959
	Guangzhou Development Group, Inc., Class A	53,000	47,060
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,300	16,768
	Guangzhou Haige Communications Group, Inc. Co., Class A	13,800	19,740
	Guangzhou Haoyang Electronic Co. Ltd., Class A	6,300	28,446
	Guangzhou KDT Machinery Co. Ltd., Class A	13,557	31,832
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	29,207
	Guangzhou Restaurant Group Co. Ltd., Class A	18,220	38,908
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	37,036
	Guangzhou Sie Consulting Co. Ltd., Class A	7,600	33,817
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	20,960	50,390
		Shares	Value»
CHINA — (Continued)
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	$42,470
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	32,812
	Guilin Layn Natural Ingredients Corp., Class A	22,200	22,355
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	24,400	45,904
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	16,200	19,081
	Guizhou Chanhen Chemical Corp., Class A	8,800	27,387
	Guizhou Gas Group Corp. Ltd., Class A	34,900	32,732
	Guizhou Guihang Automotive Components Co. Ltd., Class A	11,100	18,123
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	12,500	20,408
	Guizhou Tyre Co. Ltd., Class A	67,600	40,608
	Guizhou Zhenhua E-chem, Inc., Class A	19,943	31,343
	Guocheng Mining Co. Ltd., Class A	12,100	19,289
*	Guoguang Electric Co. Ltd., Class A	11,900	23,373
#	Guolian Minsheng Securities Co. Ltd., Class H	110,500	50,390
	Guosen Securities Co. Ltd., Class A	49,412	73,940
*	Guosheng Financial Holding, Inc., Class A	18,930	31,577
Ω	Guotai Haitong Securities Co. Ltd., Class H	375,904	535,749
	Guoyuan Securities Co. Ltd., Class A	50,550	51,898

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Gushengtang Holdings Ltd.	56,000	$225,169
	H World Group Ltd. (1179 HK)	380,500	1,334,854
#*Ω	Haichang Ocean Park Holdings Ltd.	547,000	47,204
Ω	Haidilao International Holding Ltd.	395,000	889,364
	Haier Smart Home Co. Ltd. (600690 C1), Class A	40,200	137,407
	Haier Smart Home Co. Ltd. (6690 HK), Class H	577,599	1,676,209
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	16,659
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	4,600	25,253
	Hainan Haide Capital Management Co. Ltd., Class A	36,015	26,903
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	9,800	24,254
	Hainan Jinpan Smart Technology Co. Ltd., Class A	7,055	31,104
#*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	127,343
	Hainan Mining Co. Ltd., Class A	24,200	23,329
	Hainan Strait Shipping Co. Ltd., Class A	87,900	71,716
	Haisco Pharmaceutical Group Co. Ltd., Class A	4,600	27,139
	Haitian International Holdings Ltd.	305,000	706,518
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	65,554
	Hangcha Group Co. Ltd., Class A	24,580	63,683
	Hangjin Technology Co. Ltd., Class A	10,600	35,483
	Shares	Value»
CHINA — (Continued)
Hangxiao Steel Structure Co. Ltd., Class A	94,600	$32,758
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,000	58,552
Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	20,233
Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	16,532
Hangzhou First Applied Material Co. Ltd., Class A	27,172	45,936
Hangzhou GreatStar Industrial Co. Ltd.	15,700	50,374
Hangzhou Greenda Electronic Materials Co. Ltd., Class A	5,800	24,967
Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,300	42,722
Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,232	19,040
Hangzhou Huawang New Material Technology Co. Ltd., Class A	23,700	35,859
Hangzhou Iron & Steel Co., Class A	38,300	57,784
Hangzhou Lion Microelectronics Co. Ltd., Class A	10,144	36,339
Hangzhou Onechance Tech Corp., Class A	6,100	20,118
Hangzhou Oxygen Plant Group Co. Ltd., Class A	19,100	52,395
Hangzhou Robam Appliances Co. Ltd., Class A	17,700	47,692
Hangzhou Shunwang Technology Co. Ltd., Class A	5,700	14,699
Hangzhou Sunrise Technology Co. Ltd., Class A	9,500	20,751

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	43,300	$148,471
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,200	20,951
	Han's Laser Technology Industry Group Co. Ltd., Class A	6,600	21,028
Ω	Hansoh Pharmaceutical Group Co. Ltd.	174,000	539,221
	Haohua Chemical Science & Technology Co. Ltd., Class A	5,600	19,708
*Ω	Harbin Bank Co. Ltd., Class H	873,000	32,680
	Harbin Boshi Automation Co. Ltd., Class A	17,661	40,616
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	23,700	33,288
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	55,500	18,805
*	Harbin Pharmaceutical Group Co. Ltd., Class A	111,900	55,461
	HBIS Resources Co. Ltd., Class A	28,400	50,720
	Health & Happiness H&H International Holdings Ltd.	112,000	127,509
*	Hebei Construction Group Corp. Ltd., Class H	180,000	9,926
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	1,960	12,596
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	22,700	75,871
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	18,667	24,453
		Shares	Value»
CHINA — (Continued)
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,700	$40,979
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	22,678
	Heilongjiang Agriculture Co. Ltd., Class A	31,000	63,983
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	13,000	19,204
	Hello Group, Inc., Sponsored ADR	86,880	496,085
	Henan Liliang Diamond Co. Ltd., Class A	12,100	45,663
	Henan Lingrui Pharmaceutical Co., Class A	18,774	59,151
	Henan Mingtai Al Industrial Co. Ltd., Class A	41,100	68,009
	Henan Pinggao Electric Co. Ltd., Class A	18,100	40,458
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,559	129,178
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	40,802
*	Henan Yicheng New Energy Co. Ltd., Class A	84,700	41,457
	Henan Yuguang Gold & Lead Co. Ltd., Class A	40,100	38,134
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	37,252
	Hengan International Group Co. Ltd.	371,500	1,001,588
*	Hengdeli Holdings Ltd.	467,309	5,790
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	37,500	67,517

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hengli Petrochemical Co. Ltd., Class A	110,300	$232,164
	Hengtong Optic-electric Co. Ltd., Class A	35,000	74,394
	Hengyi Petrochemical Co. Ltd., Class A	47,720	40,013
	Hesteel Co. Ltd., Class A	300,600	89,829
	Hexing Electrical Co. Ltd., Class A	10,300	37,507
	HG Technologies Co. Ltd., Class A	8,200	17,702
*	Hi Sun Technology China Ltd.	1,011,000	40,391
	Hiecise Precision Equipment Co. Ltd., Class A	6,700	39,247
#	Hisense Home Appliances Group Co. Ltd., Class H	157,000	476,119
	Hisense Visual Technology Co. Ltd., Class A	17,700	58,082
	Hitevision Co. Ltd., Class A	6,500	21,350
	Hithink RoyalFlush Information Network Co. Ltd., Class A	3,388	120,205
	HLA Group Corp. Ltd., Class A	102,200	116,813
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	36,738
*	HNA Technology Co. Ltd., Class A	64,900	25,005
	Homeland Interactive Technology Ltd.	136,000	18,114
	Hongfa Technology Co. Ltd., Class A	8,500	38,505
*	Honghua Group Ltd.	1,396,000	25,731
	Hongli Zhihui Group Co. Ltd., Class A	29,100	24,836
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	57,500	25,115
	Hongta Securities Co. Ltd., Class A	18,100	18,380
	Hongyuan Green Energy Co. Ltd., Class A	12,590	24,638
		Shares	Value»
CHINA — (Continued)
*	Hopson Development Holdings Ltd.	605,362	$226,613
	Horizon Construction Development Ltd.	621,000	88,652
	Hoshine Silicon Industry Co. Ltd., Class A	8,700	61,164
	Hoymiles Power Electronics, Inc., Class A	1,254	16,778
	Huaan Securities Co. Ltd., Class A	23,080	17,563
	Huada Automotive Technology Corp. Ltd., Class A	5,500	26,429
	Huadian Heavy Industries Co. Ltd., Class A	33,500	27,696
	Huadong Medicine Co. Ltd., Class A	23,900	127,744
	Huafon Chemical Co. Ltd., Class A	64,300	59,255
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	31,600	31,536
	Huafu Fashion Co. Ltd., Class A	28,400	24,228
	Huagong Tech Co. Ltd., Class A	6,900	38,541
	Huakai Yibai Technology Co. Ltd., Class A	14,500	22,138
	Hualan Biological Engineering, Inc., Class A	23,400	52,766
	Huaming Power Equipment Co. Ltd., Class A	16,700	34,470
	Huangshan Novel Co. Ltd., Class A	31,900	46,967
	Huangshan Tourism Development Co. Ltd., Class A	21,000	34,264
#*	Huanxi Media Group Ltd.	380,000	18,069
	Huapont Life Sciences Co. Ltd., Class A	86,950	48,628
Ω	Huatai Securities Co. Ltd., Class H	207,200	307,071
	Huaxi Securities Co. Ltd., Class A	29,000	32,105

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaxia Bank Co. Ltd., Class A	176,536	$176,837
	Huayu Automotive Systems Co. Ltd., Class A	70,100	172,074
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	103,700	38,899
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	33,100	22,447
	Hubei Chutian Smart Communication Co. Ltd., Class A	54,900	33,461
*	Hubei Dinglong Co. Ltd., Class A	7,000	28,737
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	6,250	41,470
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	20,800	75,311
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	34,000	95,613
	Hubei Yihua Chemical Industry Co. Ltd., Class A	24,600	36,905
	Hubei Zhenhua Chemical Co. Ltd., Class A	13,300	40,969
	Huishang Bank Corp. Ltd., Class H	123,900	46,526
#*Ω	Huitongda Network Co. Ltd., Class H	11,000	16,640
*	Huizhou CEE Technology, Inc., Class A	16,600	17,391
	Huizhou Desay Sv Automotive Co. Ltd., Class A	6,000	86,250
	Hunan Aihua Group Co. Ltd., Class A	14,000	29,128
	Hunan Corun New Energy Co. Ltd., Class A	34,200	22,256
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	99,500	39,257
	Hunan Gold Corp. Ltd., Class A	21,600	66,848
		Shares	Value»
CHINA — (Continued)
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	7,000	$15,405
*	Hunan Kaimeite Gases Co. Ltd., Class A	22,000	25,308
*	Hunan New Wellful Co. Ltd., Class A	24,600	20,490
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	55,700	55,354
	Hunan Valin Steel Co. Ltd., Class A	148,900	100,138
	Hunan Zhongke Electric Co. Ltd., Class A	14,900	31,021
	Hundsun Technologies, Inc., Class A	6,000	21,513
	HUYA, Inc., ADR	39,605	148,915
*Ω	Hygeia Healthcare Holdings Co. Ltd.	169,200	305,091
	Hymson Laser Technology Group Co. Ltd., Class A	8,008	29,844
*	Hytera Communications Corp. Ltd., Class A	26,500	40,748
*	HyUnion Holding Co. Ltd., Class A	44,700	42,828
*	IAT Automobile Technology Co. Ltd., Class A	15,900	21,851
#*Ω	iDreamSky Technology Holdings Ltd.	348,800	39,015
	IEIT Systems Co. Ltd., Class A	11,700	82,353
	Iflytek Co. Ltd., Class A	6,300	40,884
	IKD Co. Ltd., Class A	31,100	71,223
*	I-Mab, Sponsored ADR	18,909	17,028
*Ω	IMAX China Holding, Inc.	66,100	55,066
	Imeik Technology Development Co. Ltd., Class A	3,780	89,904
	Industrial & Commercial Bank of China Ltd., Class H	7,836,017	5,367,761

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Industrial Bank Co. Ltd., Class A	283,145	$814,301
	Industrial Securities Co. Ltd., Class A	63,160	50,326
	Infore Environment Technology Group Co. Ltd., Class A	75,400	62,013
#*Ω	Ingdan, Inc.	313,000	49,034
	Ingenic Semiconductor Co. Ltd., Class A	2,200	20,573
	Inkeverse Group Ltd.	276,000	51,805
*	INKON Life Technology Co. Ltd., Class A	14,100	18,220
	Inmyshow Digital Technology Group Co. Ltd., Class A	48,600	31,978
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	345,920	82,350
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	5,400	22,291
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	51,300	93,916
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	72,000	295,023
*Ω	InnoCare Pharma Ltd.	169,000	220,814
*Ω	Innovent Biologics, Inc.	49,500	342,833
	Innuovo Technology Co. Ltd., Class A	20,400	29,418
	Insigma Technology Co. Ltd., Class A	18,700	27,137
	Inspur Digital Enterprise Technology Ltd.	216,000	218,124
	Intco Medical Technology Co. Ltd., Class A	14,680	44,984
	Intron Technology Holdings Ltd.	97,000	16,526
#*	iQIYI, Inc., ADR	283,378	521,416
	iRay Group, Class A	1,288	21,488
	IReader Technology Co. Ltd., Class A	10,100	27,247
*	IRICO Display Devices Co. Ltd., Class A	66,900	61,693
		Shares	Value»
CHINA — (Continued)
	IVD Medical Holding Ltd.	205,000	$45,532
*	J&T Global Express Ltd.	408,200	317,123
	JA Solar Technology Co. Ltd., Class A	69,401	91,285
	Jade Bird Fire Co. Ltd., Class A	43,150	65,904
	Jafron Biomedical Co. Ltd., Class A	11,000	32,366
	Jangho Group Co. Ltd., Class A	44,600	32,700
	Jason Furniture Hangzhou Co. Ltd., Class A	19,870	68,256
	JCET Group Co. Ltd., Class A	30,500	140,502
	JCHX Mining Management Co. Ltd., Class A	8,600	43,832
*Ω	JD Health International, Inc.	180,600	856,983
*Ω	JD Logistics, Inc.	652,300	1,023,075
	JD.com, Inc. (9618 HK), Class A	359,797	5,858,008
	Jia Yao Holdings Ltd.	49,000	20,527
	Jiajiayue Group Co. Ltd., Class A	29,000	42,178
	Jiang Su Suyan Jingshen Co. Ltd., Class A	33,200	43,721
	Jiangling Motors Corp. Ltd., Class A	21,700	56,230
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	5,600	20,599
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	18,800	14,936
	Jiangsu Azure Corp., Class A	20,800	36,408
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	8,100	28,728
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	55,900	25,493

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	22,900	$40,871
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	66,770	66,808
	Jiangsu Cnano Technology Co. Ltd., Class A	4,756	28,649
*	Jiangsu Dagang Co. Ltd., Class A	24,900	47,565
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	44,100	52,292
	Jiangsu Eastern Shenghong Co. Ltd., Class A	29,300	35,514
	Jiangsu Etern Co. Ltd., Class A	40,700	35,386
	Jiangsu Expressway Co. Ltd., Class H	302,000	375,803
	Jiangsu Financial Leasing Co. Ltd., Class A	95,900	70,499
	Jiangsu General Science Technology Co. Ltd., Class A	57,300	35,908
	Jiangsu Gian Technology Co. Ltd., Class A	6,000	26,949
	Jiangsu Guomao Reducer Co. Ltd., Class A	11,280	24,537
	Jiangsu Guotai International Group Co. Ltd., Class A	53,800	53,039
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,600	38,048
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,826	101,183
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	19,600	21,261
	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,500	21,760
		Shares	Value»
CHINA — (Continued)
	Jiangsu Hongtian Technology Co. Ltd., Class A	6,300	$19,977
*	Jiangsu Hoperun Software Co. Ltd., Class A	3,000	21,459
	Jiangsu Huachang Chemical Co. Ltd., Class A	20,300	19,517
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	22,740
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	83,500	47,698
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	10,000	40,313
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	42,870
	Jiangsu Leili Motor Co. Ltd., Class A	3,100	25,679
	Jiangsu Lianyungang Port Co. Ltd., Class A	23,700	17,564
	Jiangsu Lihua Foods Group Co. Ltd.	8,214	21,466
	Jiangsu Linyang Energy Co. Ltd., Class A	81,100	61,836
*	Jiangsu Lopal Tech Co. Ltd., Class A	12,500	16,804
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	5,900	32,138
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	20,700	20,749
	Jiangsu Pacific Quartz Co. Ltd., Class A	15,300	68,259
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	16,600	26,845
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	64,302
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	28,600	24,068

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Shagang Co. Ltd., Class A	35,700	$28,860
	Jiangsu Shemar Electric Co. Ltd., Class A	6,700	22,171
	Jiangsu Shentong Valve Co. Ltd., Class A	14,000	20,893
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,800	33,974
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	10,500	22,157
*	Jiangsu Sopo Chemical Co., Class A	27,700	31,395
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	68,000	49,115
	Jiangsu ToLand Alloy Co. Ltd., Class A	11,440	34,178
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	10,000	55,576
	Jiangsu Yangnong Chemical Co. Ltd., Class A	11,040	78,400
	Jiangsu Yinhe Electronics Co. Ltd., Class A	30,500	17,498
	Jiangsu Yoke Technology Co. Ltd., Class A	4,300	32,679
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	17,800	84,470
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	52,539
	Jiangsu Zhongtian Technology Co. Ltd., Class A	56,800	109,099
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	160,900	59,857
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Zongyi Co. Ltd., Class A	29,600	$16,309
	Jiangxi Bank Co. Ltd., Class H	339,000	32,375
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	19,200	29,203
	Jiangxi Copper Co. Ltd., Class H	301,000	505,769
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	27,700	32,174
	Jiangxi Guotai Group Co. Ltd., Class A	27,500	47,565
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	17,800	24,736
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	14,400	36,098
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	11,600	31,523
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	64,948
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,600	20,773
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	38,518
	Jiayou International Logistics Co. Ltd., Class A	20,066	38,487
*	Jilin Chemical Fibre, Class A	59,600	29,723
#	Jinchuan Group International Resources Co. Ltd.	1,052,000	86,812
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	73,224
	Jinghua Pharmaceutical Group Co. Ltd., Class A	24,600	23,596
	Jingjin Equipment, Inc., Class A	20,420	45,761

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinhong Gas Co. Ltd., Class A	16,136	$36,898
*	Jinke Smart Services Group Co. Ltd., Class H	66,000	60,357
#	JinkoSolar Holding Co. Ltd., ADR	20,916	358,919
	Jinlei Technology Co. Ltd., Class A	9,500	25,782
	Jinlongyu Group Co. Ltd., Class A	10,300	23,295
	Jinyu Bio-Technology Co. Ltd., Class A	19,800	18,531
	Jinzai Food Group Co. Ltd., Class A	13,000	23,126
Ω	Jiumaojiu International Holdings Ltd.	636,000	206,310
	Jiuzhitang Co. Ltd., Class A	10,500	13,372
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	8,920	25,186
#	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	25,400	43,298
	JNBY Design Ltd.	94,000	177,760
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	67,733
	Joinn Laboratories China Co. Ltd., Class A	11,708	25,161
Ω	Joinn Laboratories China Co. Ltd., Class H	29,400	37,209
	Jointo Energy Investment Co. Ltd. Hebei, Class A	25,500	22,537
	Jointown Pharmaceutical Group Co. Ltd., Class A	105,761	78,788
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,400	20,109
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	10,000	26,554
	Joy City Property Ltd.	2,264,000	60,736
	Joyoung Co. Ltd., Class A	28,300	37,022
		Shares	Value»
CHINA — (Continued)
	JS Corrugating Machinery Co. Ltd., Class A	12,700	$18,714
#*Ω	JS Global Lifestyle Co. Ltd.	562,500	130,477
	JSTI Group, Class A	22,300	27,021
*	Ju Teng International Holdings Ltd.	412,000	72,491
	Juewei Food Co. Ltd., Class A	26,300	57,445
	Juneyao Airlines Co. Ltd., Class A	42,100	71,922
	Jutal Offshore Oil Services Ltd.	338,000	28,278
*	JY Grandmark Holdings Ltd.	13,000	533
	Kaishan Group Co. Ltd., Class A	24,500	29,458
#	Kangji Medical Holdings Ltd.	145,000	139,922
*	KBC Corp. Ltd., Class A	4,429	14,966
	Keboda Technology Co. Ltd., Class A	4,100	30,617
	Keda Industrial Group Co. Ltd., Class A	26,600	33,201
	KEDE Numerical Control Co. Ltd., Class A	2,008	20,903
	Kehua Data Co. Ltd., Class A	8,500	49,777
	Keli Motor Group Co. Ltd., Class A	14,000	30,010
	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	26,194
	Kidswant Children Products Co. Ltd., Class A	19,800	34,746
	Kingboard Holdings Ltd.	330,900	888,939
	Kingboard Laminates Holdings Ltd.	474,473	495,376
	KingClean Electric Co. Ltd., Class A	13,020	38,118
	Kingfa Sci & Tech Co. Ltd., Class A	41,600	62,873
	Kingnet Network Co. Ltd., Class A	40,600	94,829
	Kingsoft Corp. Ltd.	246,800	1,229,657
	Konfoong Materials International Co. Ltd., Class A	3,300	33,893

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Konka Group Co. Ltd., Class A	21,500	$16,187
	KPC Pharmaceuticals, Inc., Class A	13,400	28,233
*Ω	Kuaishou Technology	648,900	4,282,928
	Kuangda Technology Group Co. Ltd., Class A	42,700	29,588
	Kunlun Energy Co. Ltd.	1,600,000	1,525,080
	Kunlun Tech Co. Ltd., Class A	3,300	14,495
	Kunshan Huguang Auto Harness Co. Ltd., Class A	6,000	24,818
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	6,800	29,879
	Lakala Payment Co. Ltd., Class A	16,600	48,403
	Lancy Co. Ltd., Class A	6,700	14,659
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	18,400	16,822
	Lao Feng Xiang Co. Ltd., Class A	9,800	64,766
	Laobaixing Pharmacy Chain JSC, Class A	24,715	68,402
	Launch Tech Co. Ltd., Class H	62,500	83,738
	LB Group Co. Ltd., Class A	49,500	113,081
#	Lee & Man Paper Manufacturing Ltd.	684,000	183,810
	Lee's Pharmaceutical Holdings Ltd.	163,500	28,037
*Ω	Legend Holdings Corp., Class H	333,000	330,565
	Lens Technology Co. Ltd., Class A	66,900	192,444
	Leoch International Technology Ltd.	111,000	33,374
	Lepu Medical Technology Beijing Co. Ltd., Class A	27,607	42,644
*	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	9,200	25,371
		Shares	Value»
CHINA — (Continued)
	Levima Advanced Materials Corp., Class A	14,200	$28,737
	LexinFintech Holdings Ltd., ADR	49,042	384,980
	Leyard Optoelectronic Co. Ltd., Class A	46,400	39,305
*	Li Auto, Inc. (2015 HK), Class A	91,300	1,112,460
	Li Ning Co. Ltd.	1,111,500	2,095,553
	Lianhe Chemical Technology Co. Ltd., Class A	42,500	37,013
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	23,500	19,539
	Liaoning Cheng Da Co. Ltd., Class A	21,500	29,587
	Liaoning Energy Industry Co. Ltd., Class A	22,500	10,819
	Liaoning Port Co. Ltd., Class H	580,000	50,042
*	Lier Chemical Co. Ltd., Class A	43,792	61,545
*	Lifetech Scientific Corp.	1,280,000	237,485
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	22,149
	Linewell Software Co. Ltd., Class A	19,200	32,483
	Lingbao Gold Group Co. Ltd., Class H	174,000	192,136
	Lingyi iTech Guangdong Co., Class A	80,700	88,900
Ω	Linklogis, Inc., Class B	330,000	49,327
*	Liuzhou Iron & Steel Co. Ltd., Class A	71,240	31,622
	Livzon Pharmaceutical Group, Inc., Class H	77,771	257,926
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	14,100	32,125
#	LK Technology Holdings Ltd.	292,000	104,927
	Loncin Motor Co. Ltd., Class A	26,100	44,770
#Ω	Longfor Group Holdings Ltd.	513,000	686,175

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	$18,973
	LONGi Green Energy Technology Co. Ltd., Class A	35,200	71,271
	Longshine Technology Group Co. Ltd., Class A	16,400	31,749
	Lonking Holdings Ltd.	1,008,000	253,817
*	Lotus Holdings Co. Ltd.	46,100	41,845
	Lucky Harvest Co. Ltd., Class A	3,700	27,526
	Luenmei Quantum Co. Ltd., Class A	62,800	50,755
	Luoniushan Co. Ltd., Class A	54,300	44,210
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	17,577
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,610	33,980
	Lushang Freda Pharmaceutical Co. Ltd., Class A	39,700	40,562
	Luxi Chemical Group Co. Ltd., Class A	48,300	71,062
	Luxin Venture Capital Group Co. Ltd., Class A	18,600	29,463
	Luxshare Precision Industry Co. Ltd., Class A	95,318	405,727
	Luyang Energy-Saving Materials Co. Ltd.	18,900	31,211
#*Ω	Luye Pharma Group Ltd.	858,500	222,891
*	Maanshan Iron & Steel Co. Ltd., Class H	696,000	146,981
	Maccura Biotechnology Co. Ltd., Class A	28,400	44,493
	Malion New Materials Co. Ltd., Class A	19,200	22,455
	Mango Excellent Media Co. Ltd., Class A	41,800	130,915
#*Ω	Maoyan Entertainment	235,200	206,665
		Shares	Value»
CHINA — (Continued)
	Maxscend Microelectronics Co. Ltd., Class A	4,000	$41,338
	Maxvision Technology Corp., Class A	7,500	29,196
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	8,200	28,923
Ω	Medlive Technology Co. Ltd.	73,000	113,662
*	Mega Genomics Ltd.	14,800	13,740
	Mehow Innovative Ltd., Class A	4,700	15,313
	MeiG Smart Technology Co. Ltd., Class A	3,900	26,505
	Meihua Holdings Group Co. Ltd., Class A	37,900	57,189
Ω	Meitu, Inc.	332,000	234,197
*Ω	Meituan, Class B	560,160	9,274,814
	Mesnac Co. Ltd., Class A	19,200	20,651
	Metallurgical Corp. of China Ltd., Class H	588,000	111,181
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	24,651
*Ω	Microport Cardioflow Medtech Corp.	101,000	11,743
#	MicroPort NeuroScientific Corp.	82,000	110,787
*	Microport Scientific Corp.	139,000	125,510
	Micro-Tech Nanjing Co. Ltd., Class A	2,478	20,432
	Midea Group Co. Ltd., Class A	59,400	602,232
#Ω	Midea Real Estate Holding Ltd.	173,600	90,093
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	7,300	48,558
	Ming Yang Smart Energy Group Ltd., Class A	30,678	43,141
	Ming Yuan Cloud Group Holdings Ltd.	344,000	128,696

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Mingfa Group International Co. Ltd.	374,000	$5,281
	MINISO Group Holding Ltd.	147,600	663,600
	Minmetals Capital Co. Ltd., Class A	25,000	17,874
*	Minmetals Development Co. Ltd., Class A	31,100	30,684
*	Minmetals Land Ltd.	687,644	37,195
*	Minth Group Ltd.	446,000	1,065,324
	Miracle Automation Engineering Co. Ltd., Class A	12,400	25,661
	MLS Co. Ltd., Class A	47,400	51,541
*Ω	Mobvista, Inc.	214,000	152,639
*	MOG Digitech Holdings Ltd.	236,000	9,894
	Montage Technology Co. Ltd., Class A	1,960	20,748
	Moon Environment Technology Co. Ltd., Class A	23,600	37,414
	Motic Xiamen Electric Group Co. Ltd., Class A	5,900	12,496
	Muyuan Foods Co. Ltd., Class A	101,754	555,890
*††	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	0
	MYS Group Co. Ltd., Class A	75,800	36,400
	Nancal Technology Co. Ltd., Class A	7,300	30,916
*	Nanfang Zhongjin Environment Co. Ltd., Class A	46,300	22,193
	Nanhua Futures Co. Ltd., Class A	16,700	27,383
	NanJi E-Commerce Co. Ltd., Class A	38,986	23,625
	Nanjing Cosmos Chemical Co. Ltd., Class A	11,300	31,218
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	27,924
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	131,096
		Shares	Value»
CHINA — (Continued)
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	13,191	$18,480
	Nanjing Pharmaceutical Co. Ltd., Class A	52,400	37,609
	Nanjing Securities Co. Ltd., Class A	16,000	17,052
*	Nanjing Tanker Corp., Class A	134,800	49,540
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	39,185
	Nantong Jianghai Capacitor Co. Ltd., Class A	18,000	45,230
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	18,600	42,086
	NARI Technology Co. Ltd., Class A	78,868	240,635
	National Silicon Industry Group Co. Ltd., Class A	10,831	26,068
	NAURA Technology Group Co. Ltd., Class A	2,700	167,905
*	NavInfo Co. Ltd., Class A	23,700	27,185
	NBTM New Materials Group Co. Ltd., Class A	10,100	27,832
	NetDragon Websoft Holdings Ltd.	168,500	215,037
*Ω	NetEase Cloud Music, Inc.	13,450	314,552
	NetEase, Inc. (9999 HK)	153,100	3,291,091
	NetEase, Inc. (NTES US), ADR	27,312	2,924,023
	Neusoft Corp., Class A	19,000	26,349
	Neutech Group Ltd.	96,800	38,554
	New China Life Insurance Co. Ltd., Class H	305,800	1,116,754
	New Guomai Digital Culture Co. Ltd., Class A	8,700	13,669
	New Hope Dairy Co. Ltd., Class A	12,400	28,437

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	New Hope Liuhe Co. Ltd., Class A	19,400	$25,634
	Neway Valve Suzhou Co. Ltd., Class A	8,900	32,869
*	Newborn Town, Inc.	140,000	147,323
	Newland Digital Technology Co. Ltd., Class A	12,400	45,725
	Nexteer Automotive Group Ltd.	504,000	337,849
#*	Nine Dragons Paper Holdings Ltd.	858,000	314,890
*	Ninestar Corp., Class A	7,891	23,918
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	19,975
	Ningbo Boway Alloy Material Co. Ltd., Class A	18,800	45,046
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	28,598
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	11,000	28,825
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,000	85,163
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	22,300	38,057
	Ningbo Jintian Copper Group Co. Ltd., Class A	42,300	38,839
	Ningbo Joyson Electronic Corp., Class A	35,893	81,332
	Ningbo Orient Wires & Cables Co. Ltd., Class A	9,500	66,125
	Ningbo Peacebird Fashion Co. Ltd., Class A	16,600	36,267
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	10,396	28,704
	Ningbo Shanshan Co. Ltd., Class A	15,400	14,882
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,400	17,665
		Shares	Value»
CHINA — (Continued)
	Ningbo Tuopu Group Co. Ltd., Class A	11,525	$83,336
	Ningbo Xusheng Group Co. Ltd., Class A	19,408	34,535
	Ningbo Yunsheng Co. Ltd., Class A	52,300	53,760
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	31,094
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	14,900	30,525
*	Ningxia Western Venture Industrial Co. Ltd., Class A	40,700	28,947
*	NIO, Inc. (9866 HK), Class A	66,570	266,642
*	Niu Technologies, Sponsored ADR	20,055	67,385
	NKY Medical Holdings Ltd., Class A	26,100	53,349
	Noah Holdings Ltd., Sponsored ADR	14,545	133,669
Ω	Nongfu Spring Co. Ltd., Class H	344,000	1,581,434
	Norinco International Cooperation Ltd., Class A	37,780	53,323
	North Chemical Industries Co. Ltd., Class A	16,400	24,203
	North China Pharmaceutical Co. Ltd., Class A	62,800	52,224
	North Copper Co. Ltd., Class A	37,800	46,732
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	44,885
	Northeast Securities Co. Ltd., Class A	32,000	33,373
	Northking Information Technology Co. Ltd., Class A	9,312	24,063
	Novoray Corp., Class A	3,491	26,645
*	NSFOCUS Technologies Group Co. Ltd., Class A	18,700	18,023
*	Nuode New Materials Co. Ltd., Class A	51,300	21,594
	NYOCOR Co. Ltd., Class A	29,300	22,192

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*Ω	Ocumension Therapeutics	73,500	$51,184
*	Offcn Education Technology Co. Ltd., Class A	141,700	58,795
	Offshore Oil Engineering Co. Ltd., Class A	103,100	75,398
*	OFILM Group Co. Ltd., Class A	42,100	65,274
	Olympic Circuit Technology Co. Ltd., Class A	12,900	47,340
	Onewo, Inc., Class H	66,400	183,232
	Oppein Home Group, Inc., Class A	9,163	83,466
	Opple Lighting Co. Ltd., Class A	13,901	32,313
	ORG Technology Co. Ltd., Class A	109,700	80,713
	Orient International Enterprise Ltd., Class A	19,500	20,013
	Orient Overseas International Ltd.	39,000	544,770
Ω	Orient Securities Co. Ltd., Class H	178,800	105,304
*	Oriental Energy Co. Ltd., Class A	42,700	48,096
	Oriental Pearl Group Co. Ltd., Class A	33,900	34,432
*	Ourpalm Co. Ltd., Class A	37,400	24,797
	Ovctek China, Inc., Class A	19,345	39,204
*	Pacific Securities Co. Ltd., Class A	34,600	17,048
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,600	28,971
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	103,100	36,194
	PCI Technology Group Co. Ltd., Class A	42,380	30,255
*	PDD Holdings, Inc., ADR	113,450	11,976,917
*Ω	Peijia Medical Ltd.	157,000	107,615
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	4,547
		Shares	Value»
CHINA — (Continued)
*	Pengxin International Mining Co. Ltd., Class A	66,700	$44,223
	People.cn Co. Ltd., Class A	4,600	12,551
	People's Insurance Co. Group of China Ltd. , Class H	1,672,000	989,517
	PharmaBlock Sciences Nanjing, Inc., Class A	5,600	24,814
*	Phenix Optical Co. Ltd., Class A	7,000	19,224
	PhiChem Corp., Class A	22,700	55,353
	PICC Property & Casualty Co. Ltd., Class H	925,582	1,704,403
	Ping An Bank Co. Ltd., Class A	329,500	495,370
#Ω	Ping An Healthcare & Technology Co. Ltd.	648,309	623,207
	Ping An Insurance Group Co. of China Ltd., Class H	1,427,000	8,540,641
	PNC Process Systems Co. Ltd., Class A	8,820	31,085
	POCO Holding Co. Ltd., Class A	3,660	20,389
*	Polaris Bay Group Co. Ltd., Class A	39,700	34,704
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	99,861
	Poly Property Services Co. Ltd., Class H	74,400	295,422
	Pony Testing International Group Co. Ltd., Class A	17,770	16,619
Ω	Pop Mart International Group Ltd.	133,400	3,327,162
	Porton Pharma Solutions Ltd., Class A	17,200	35,649
Ω	Postal Savings Bank of China Co. Ltd., Class H	2,017,000	1,240,015
	Pou Sheng International Holdings Ltd.	1,282,687	78,566

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Power Construction Corp. of China Ltd., Class A	246,300	$160,139
*	Powerwin Tech Group Ltd.	68,000	27,921
	Prinx Chengshan Holdings Ltd.	89,500	90,043
*	Productive Technologies Co. Ltd.	786,000	24,657
	Pulike Biological Engineering, Inc., Class A	10,800	20,126
	PW Medtech Group Ltd.	317,000	41,811
	Pylon Technologies Co. Ltd., Class A	6,204	35,045
*	Q Technology Group Co. Ltd.	220,000	184,527
*	Qi An Xin Technology Group, Inc., Class A	6,011	25,599
	Qianhe Condiment & Food Co. Ltd., Class A	26,348	40,847
	Qifu Technology, Inc., ADR	69,810	2,864,304
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	34,272
	Qingdao Citymedia Co. Ltd., Class A	19,400	17,538
	Qingdao East Steel Tower Stock Co. Ltd., Class A	45,500	47,624
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	11,900	27,038
	Qingdao Gaoce Technology Co. Ltd., Class A	23,548	28,162
	Qingdao Gon Technology Co. Ltd., Class A	16,100	55,644
	Qingdao Haier Biomedical Co. Ltd., Class A	10,035	43,546
	Qingdao Hanhe Cable Co. Ltd., Class A	74,800	32,876
		Shares	Value»
CHINA — (Continued)
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,860	$20,975
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	2,600	48,753
	Qingdao NovelBeam Technology Co. Ltd., Class A	3,494	16,619
Ω	Qingdao Port International Co. Ltd., Class H	185,000	133,732
	Qingdao Rural Commercial Bank Corp., Class A	97,200	41,929
	Qingdao Sentury Tire Co. Ltd., Class A	17,220	43,850
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	52,571
	Qingdao Topscomm Communication, Inc., Class A	2,000	1,701
*	Qinghai Salt Lake Industry Co. Ltd., Class A	66,100	145,376
*	Qingling Motors Co. Ltd., Class H	384,000	22,971
*	Qudian, Inc., Sponsored ADR	79,943	217,445
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	21,022
	Quectel Wireless Solutions Co. Ltd., Class A	2,760	28,616
	Quick Intelligent Equipment Co. Ltd., Class A	7,900	25,802
#*	Radiance Holdings Group Co. Ltd.	320,000	123,900
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	35,728
	Range Intelligent Computing Technology Group Co. Ltd., Class A	11,800	78,634
	Rayhoo Motor Dies Co. Ltd., Class A	5,000	26,844

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Raytron Technology Co. Ltd., Class A	3,918	$30,169
	Realcan Pharmaceutical Group Co. Ltd., Class A	47,900	19,421
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	300,407	51,843
*Ω	Redco Properties Group Ltd.	126,000	1,656
	Renhe Pharmacy Co. Ltd., Class A	57,900	42,897
*	REPT BATTERO Energy Co. Ltd.	22,800	33,053
	Rianlon Corp., Class A	10,100	39,042
	Risen Energy Co. Ltd., Class A	29,000	35,356
	Riyue Heavy Industry Co. Ltd., Class A	21,900	35,912
	Rizhao Port Co. Ltd., Class A	76,200	31,502
	RoboTechnik Intelligent Technology Co. Ltd., Class A	800	14,438
	Rockchip Electronics Co. Ltd., Class A	1,700	40,026
*	RongFa Nuclear Equipment Co. Ltd., Class A	38,200	24,993
	Rongsheng Petrochemical Co. Ltd., Class A	118,300	135,651
*	Roshow Technology Co. Ltd., Class A	52,700	51,813
	Ruida Futures Co. Ltd., Class A	13,500	26,887
	Runjian Co. Ltd., Class A	3,100	21,389
*	Sai Micro Electronics, Inc., Class A	11,000	24,716
	SAIC Motor Corp. Ltd., Class A	63,100	141,300
	Sailun Group Co. Ltd., Class A	60,200	101,337
	Sanan Optoelectronics Co. Ltd., Class A	39,800	67,354
	Sanquan Food Co. Ltd., Class A	34,104	54,128
		Shares	Value»
CHINA — (Continued)
*	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	$58,798
	Sansure Biotech, Inc., Class A	12,674	34,599
	Sanwei Holding Group Co. Ltd., Class A	12,800	19,269
	Sany Heavy Equipment International Holdings Co. Ltd.	643,000	468,877
	Sany Heavy Industry Co. Ltd., Class A	48,000	125,053
	Satellite Chemical Co. Ltd., Class A	79,857	199,643
	SDIC Capital Co. Ltd., Class A	29,600	27,887
	Sealand Securities Co. Ltd., Class A	74,500	39,087
*	Seazen Group Ltd.	1,277,333	321,262
*	Seazen Holdings Co. Ltd., Class A	31,300	58,401
	S-Enjoy Service Group Co. Ltd.	173,000	62,458
	Seres Group Co. Ltd., Class A	10,900	195,923
	SF Holding Co. Ltd., Class A	89,267	534,826
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	41,800	24,226
*	Shaanxi Heimao Coking Co. Ltd., Class A	56,300	22,493
*	Shandong BoAn Biotechnology Co. Ltd., Class H	9,800	13,084
	Shandong Bohui Paper Industrial Co. Ltd., Class A	36,400	21,568
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,718	31,973
*	Shandong Chenming Paper Holdings Ltd., Class H	105,000	7,708
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	37,064
	Shandong Denghai Seeds Co. Ltd., Class A	16,200	22,605

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	37,300	$37,503
#Ω	Shandong Gold Mining Co. Ltd., Class H	131,000	385,924
	Shandong Haihua Co. Ltd., Class A	24,500	17,945
	Shandong Head Group Co. Ltd., Class A	11,700	18,119
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,300	96,185
	Shandong Hi-speed Co. Ltd., Class A	18,900	28,182
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	41,800	32,234
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	49,040	23,036
	Shandong Humon Smelting Co. Ltd., Class A	45,300	67,600
*	Shandong Iron & Steel Co. Ltd., Class A	132,100	23,807
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	12,600	27,173
	Shandong Jinjing Science & Technology Co. Ltd., Class A	51,300	32,154
	Shandong Linglong Tyre Co. Ltd., Class A	33,300	65,334
	Shandong Lukang Pharma, Class A	31,100	42,403
	Shandong Nanshan Aluminum Co. Ltd., Class A	179,300	90,173
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,400	50,126
		Shares	Value»
CHINA — (Continued)
	Shandong Publishing & Media Co. Ltd., Class A	47,900	$64,747
	Shandong Sun Paper Industry JSC Ltd., Class A	70,561	136,050
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	8,900	64,489
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,306,000	961,297
	Shandong WIT Dyne Health Co. Ltd., Class A	10,600	44,614
	Shandong Xiantan Co. Ltd., Class A	25,500	20,852
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	22,100	25,189
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	34,300	30,327
	Shanghai AJ Group Co. Ltd., Class A	81,581	50,409
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	5,281	63,560
	Shanghai AtHub Co. Ltd., Class A	10,344	46,611
	Shanghai Bailian Group Co. Ltd., Class A	48,500	63,915
	Shanghai Baolong Automotive Corp., Class A	9,800	50,554
	Shanghai Baosight Software Co. Ltd., Class A	21,485	79,571
	Shanghai Baosteel Packaging Co. Ltd., Class A	48,100	31,427
	Shanghai Belling Co. Ltd., Class A	3,800	18,367
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	821	21,992

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Bright Meat Group Co. Ltd., Class A	27,900	$31,160
	Shanghai Chinafortune Co. Ltd., Class A	14,500	26,784
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	11,000	13,643
	Shanghai Construction Group Co. Ltd., Class A	232,300	77,019
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	20,884	23,021
	Shanghai Datun Energy Resources Co. Ltd., Class A	22,700	34,644
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	23,379
#*	Shanghai Electric Group Co. Ltd., Class H	384,000	126,180
	Shanghai Environment Group Co. Ltd., Class A	34,392	37,249
*	Shanghai Feilo Acoustics Co. Ltd., Class A	56,700	30,969
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,800	18,322
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	46,000	165,537
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	25,368
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	3,390	22,611
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,232	23,683
		Shares	Value»
CHINA — (Continued)
	Shanghai Gench Education Group Ltd.	34,500	$9,994
	Shanghai Gentech Co. Ltd., Class A	6,564	33,673
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	46,378
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	13,720	43,231
#*Ω	Shanghai Henlius Biotech, Inc., Class H	7,100	35,509
	Shanghai Huace Navigation Technology Ltd., Class A	6,500	38,076
	Shanghai Huafon Aluminium Corp., Class A	17,700	41,599
	Shanghai Industrial Urban Development Group Ltd.	918,400	34,392
#	Shanghai INT Medical Instruments Co. Ltd.	24,000	82,021
	Shanghai International Airport Co. Ltd., Class A	3,900	17,222
	Shanghai Jahwa United Co. Ltd., Class A	9,000	29,003
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	22,900	75,731
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,400	20,742
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	32,200	26,092
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	7,900	19,562
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	45,082

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Lingang Holdings Corp. Ltd., Class A	23,100	$28,917
	Shanghai M&G Stationery, Inc., Class A	18,000	72,830
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	8,800	26,904
*	Shanghai Medicilon, Inc., Class A	3,931	16,270
*	Shanghai Milkground Food Tech Co. Ltd., Class A	10,100	36,209
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	14,500	10,718
	Shanghai Pioneer Holding Ltd.	119,000	34,602
	Shanghai Pret Composites Co. Ltd., Class A	18,500	26,383
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	38,952
	Shanghai Pudong Development Bank Co. Ltd., Class A	248,100	374,264
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	22,053	51,046
	Shanghai QiFan Cable Co. Ltd., Class A	16,100	32,469
	Shanghai RAAS Blood Products Co. Ltd., Class A	38,700	35,789
	Shanghai Runda Medical Technology Co. Ltd., Class A	11,500	28,582
	Shanghai Rural Commercial Bank Co. Ltd., Class A	118,100	136,636
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	45,600	27,551
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	67,785
		Shares	Value»
CHINA — (Continued)
	Shanghai Stonehill Technology Co. Ltd., Class A	27,900	$19,959
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	22,207
	Shanghai Tunnel Engineering Co. Ltd., Class A	65,000	53,236
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	35,000	54,108
	Shanghai Wanye Enterprises Co. Ltd., Class A	20,700	41,126
	Shanghai Yaoji Technology Co. Ltd., Class A	10,200	38,064
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	46,880
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	45,248	67,010
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	54,781
	Shanjin International Gold Co. Ltd., Class A	41,780	117,451
	Shannon Semiconductor Technology Co. Ltd., Class A	9,000	38,134
*	Shantou Wanshun New Material Group Co. Ltd., Class A	25,300	16,176
	Shantui Construction Machinery Co. Ltd., Class A	39,300	47,207
	Shanxi Guoxin Energy Corp. Ltd., Class A	65,300	22,776
	Shanxi Hi-speed Group Co. Ltd., Class A	18,200	12,530
	Shanxi Securities Co. Ltd., Class A	59,800	46,514

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	$40,562
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	29,600	15,558
	Sharetronic Data Technology Co. Ltd., Class A	2,700	39,311
	Shengda Resources Co. Ltd., Class A	20,700	38,662
	Shenghe Resources Holding Co. Ltd., Class A	23,500	34,253
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	15,078
	Shengyi Technology Co. Ltd., Class A	16,700	56,039
	Shenma Industry Co. Ltd., Class A	12,700	14,049
	Shennan Circuits Co. Ltd., Class A	6,416	96,799
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	304,000	80,521
*	Shenyang Jinbei Automotive Co. Ltd., Class A	65,300	48,284
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,744	30,367
	Shenzhen Agricultural Power Group Co. Ltd., Class A	38,700	33,793
	Shenzhen Airport Co. Ltd., Class A	81,000	75,536
	Shenzhen Aisidi Co. Ltd., Class A	33,800	54,099
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	29,600	39,494
	Shenzhen BSC Technology Co. Ltd., Class A	2,400	9,255
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	44,105
	Shenzhen Center Power Tech Co. Ltd., Class A	21,200	41,825
		Shares	Value»
CHINA — (Continued)
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	$26,751
	Shenzhen Click Technology Co. Ltd., Class A	13,300	22,375
	Shenzhen Colibri Technologies Co. Ltd., Class A	18,200	37,963
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	35,698
	Shenzhen Desay Battery Technology Co., Class A	9,393	27,378
*	Shenzhen Dynanonic Co. Ltd., Class A	4,574	17,616
	Shenzhen Envicool Technology Co. Ltd., Class A	7,710	33,790
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	23,380	69,493
	Shenzhen Expressway Corp. Ltd., Class H	216,000	183,609
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	15,700	27,077
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	61,900	21,189
	Shenzhen FRD Science & Technology Co. Ltd., Class A	7,800	21,020
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	40,500	43,363
	Shenzhen Gas Corp. Ltd., Class A	60,600	53,237
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	30,064
	Shenzhen Goodix Technology Co. Ltd., Class A	2,600	25,138

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	19,500	$52,700
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	85,000	48,710
	Shenzhen Honor Electronic Co. Ltd., Class A	1,700	25,566
	Shenzhen Hopewind Electric Co. Ltd., Class A	7,500	30,779
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	73,332
	Shenzhen International Holdings Ltd.	715,917	732,408
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	22,406
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	27,366
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	21,059
	Shenzhen JPT Opto-Electronics Co. Ltd., Class A	2,800	18,841
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	52,970
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,000	51,853
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	15,460	29,004
	Shenzhen Kedali Industry Co. Ltd., Class A	5,200	94,296
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	35,633	73,692
	Shenzhen Kinwong Electronic Co. Ltd., Class A	14,700	56,541
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	9,000	$27,930
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	31,423
	Shenzhen Leaguer Co. Ltd., Class A	46,673	52,898
	Shenzhen Lifotronic Technology Co. Ltd., Class A	9,595	17,041
	Shenzhen Megmeet Electrical Co. Ltd., Class A	5,700	34,071
	Shenzhen Microgate Technology Co. Ltd., Class A	19,400	27,349
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,500	378,049
	Shenzhen MTC Co. Ltd., Class A	133,018	78,989
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	52,500	16,380
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	8,100	58,431
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	23,213
	Shenzhen Noposin Crop Science Co. Ltd., Class A	36,400	47,328
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	127,900	41,620
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	192,500	24,651
	Shenzhen Qingyi Photomask Ltd., Class A	6,888	26,038
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	7,087	39,910

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shenzhen SC New Energy Technology Corp., Class A	7,600	$57,529
Shenzhen SED Industry Co. Ltd., Class A	14,200	44,151
Shenzhen SEG Co. Ltd., Class A	21,500	24,208
Shenzhen Senior Technology Material Co. Ltd., Class A	42,543	53,263
Shenzhen Sinexcel Electric Co. Ltd., Class A	8,400	34,380
Shenzhen Sunlord Electronics Co. Ltd., Class A	13,900	53,361
Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	17,093
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	20,000	27,788
Shenzhen Sunway Communication Co. Ltd., Class A	17,300	47,569
Shenzhen Tagen Group Co. Ltd., Class A	100,200	49,092
Shenzhen Topband Co. Ltd., Class A	22,700	43,770
Shenzhen Topraysolar Co. Ltd., Class A	44,000	18,057
Shenzhen Topway Video Communication Co. Ltd., Class A	20,400	22,548
Shenzhen Transsion Holdings Co. Ltd., Class A	8,590	88,792
Shenzhen United Winners Laser Co. Ltd., Class A	9,775	21,278
Shenzhen Weiguang Biological Products Co. Ltd., Class A	10,200	39,141
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	18,800	47,624
		Shares	Value»
CHINA — (Continued)
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	39,016	$24,337
	Shenzhen Yinghe Technology Co. Ltd., Class A	23,900	54,297
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	23,200	22,153
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	26,147	74,614
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	86,039
	Shenzhou International Group Holdings Ltd.	259,100	1,796,003
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	9,300	43,900
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,313	40,332
	Shinva Medical Instrument Co. Ltd., Class A	27,690	56,080
††	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	706
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	36,800	22,233
	Shui On Land Ltd.	1,869,521	158,909
	Sichuan Changhong Electric Co. Ltd., Class A	30,800	44,551
	Sichuan Chengfei Integration Technology Corp., Class A	16,200	37,072
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	62,909
	Sichuan Development Lomon Co. Ltd., Class A	33,600	51,010

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan EM Technology Co. Ltd., Class A	19,400	$24,056
	Sichuan Expressway Co. Ltd., Class H	230,000	128,253
	Sichuan Furong Technology Co. Ltd., Class A	12,727	19,563
	Sichuan Haite High-tech Co. Ltd., Class A	31,856	40,510
	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	65,580
*	Sichuan Hongda Co. Ltd., Class A	21,700	19,889
	Sichuan Injet Electric Co. Ltd., Class A	5,000	27,530
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,100	19,780
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	25,700	128,212
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	49,785
	Sichuan New Energy Power Co. Ltd., Class A	29,600	41,661
	Sichuan Road & Bridge Group Co. Ltd., Class A	108,580	129,866
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	40,103
	Sichuan Yahua Industrial Group Co. Ltd., Class A	25,100	38,661
	Sieyuan Electric Co. Ltd., Class A	4,500	44,638
	Sihuan Pharmaceutical Holdings Group Ltd.	1,954,000	181,257
*	SIM Technology Group Ltd.	348,000	15,289
	Sineng Electric Co. Ltd., Class A	5,800	22,301
	Sino Biopharmaceutical Ltd.	3,158,000	1,585,945
	Sinocare, Inc., Class A	8,200	23,317
		Shares	Value»
CHINA — (Continued)
*	Sinochem International Corp., Class A	81,480	$40,193
	Sinofert Holdings Ltd.	1,130,000	170,612
	Sinofibers Technology Co. Ltd., Class A	5,700	27,869
	Sinolink Securities Co. Ltd., Class A	34,200	38,272
*	Sinolink Worldwide Holdings Ltd.	1,274,400	28,670
	Sinoma International Engineering Co., Class A	68,000	85,836
	Sinoma Science & Technology Co. Ltd., Class A	32,314	61,124
	Sinomach Automobile Co. Ltd., Class A	42,800	37,313
	Sinomach Precision Industry Group Co. Ltd., Class A	16,800	35,521
	Sinomine Resource Group Co. Ltd., Class A	10,914	43,727
	Sinopec Kantons Holdings Ltd.	548,000	308,565
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,484,000	219,802
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	5,944	43,425
	Sinopharm Group Co. Ltd., Class H	556,000	1,310,352
	Sino-Platinum Metals Co. Ltd., Class A	16,078	29,196
	Sinoseal Holding Co. Ltd., Class A	7,200	35,772
	Sinosoft Co. Ltd., Class A	15,820	41,605
	Sinosteel Engineering & Technology Co. Ltd., Class A	74,200	65,883
	Sinosteel New Materials Co. Ltd., Class A	22,500	24,200
	Sinotrans Ltd., Class H	1,128,000	490,231
	Sinotruk Jinan Truck Co. Ltd., Class A	15,086	35,291
	Skshu Paint Co. Ltd., Class A	5,980	39,873

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Skyworth Digital Co. Ltd., Class A	21,800	$33,652
#	Skyworth Group Ltd.	650,945	249,836
	Snowsky Salt Industry Group Co. Ltd., Class A	39,600	27,205
#*	SOHO China Ltd.	1,086,412	75,585
	Sokan New Materials Group Co. Ltd., Class A	3,020	16,641
	Solareast Holdings Co. Ltd., Class A	12,400	16,302
	Songcheng Performance Development Co. Ltd., Class A	15,500	19,949
	Sonoscape Medical Corp., Class A	5,730	24,482
	SooChow Securities Co. Ltd., Class A	42,710	45,971
	Southern Publishing & Media Co. Ltd., Class A	17,500	39,762
	Southwest Securities Co. Ltd., Class A	83,700	47,463
	Spring Airlines Co. Ltd., Class A	11,700	86,320
	SSY Group Ltd.	777,719	295,136
	Stanley Agricultural Group Co. Ltd., Class A	21,300	24,602
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	67,500	70,262
	StarPower Semiconductor Ltd., Class A	3,620	41,098
	State Grid Information & Communication Co. Ltd., Class A	21,800	54,317
	STO Express Co. Ltd., Class A	63,400	93,296
	Sumavision Technologies Co. Ltd., Class A	57,800	41,912
	Sumec Corp. Ltd., Class A	32,900	42,861
*	Sun King Technology Group Ltd.	470,000	67,240
		Shares	Value»
CHINA — (Continued)
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	$58,655
	Sungrow Power Supply Co. Ltd., Class A	33,040	275,849
	Suning Universal Co. Ltd., Class A	121,700	36,200
	Sunny Optical Technology Group Co. Ltd.	166,200	1,398,449
	Sunresin New Materials Co. Ltd., Class A	8,480	50,793
	Sunrise Group Co. Ltd., Class A	48,300	35,948
*	Sunstone Development Co. Ltd., Class A	11,200	26,810
	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	32,076
	Sunwoda Electronic Co. Ltd., Class A	12,700	33,214
	Suofeiya Home Collection Co. Ltd., Class A	20,320	42,616
	SUPCON Technology Co. Ltd., Class A	4,509	29,317
	Suzhou Anjie Technology Co. Ltd., Class A	22,700	40,228
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	24,500	87,186
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	44,968
	Suzhou Good-Ark Electronics Co. Ltd., Class A	16,100	20,286
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	29,150
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	6,800	40,523

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	9,300	$17,175
	Suzhou Sushi Testing Group Co. Ltd., Class A	27,600	59,606
	Suzhou TFC Optical Communication Co. Ltd., Class A	8,056	77,396
	Suzhou TZTEK Technology Co. Ltd., Class A	4,483	32,885
	Suzhou Veichi Electric Co. Ltd., Class A	3,259	22,639
#	SY Holdings Group Ltd.	105,000	175,516
	Symphony Holdings Ltd.	690,000	72,776
	SYoung Group Co. Ltd., Class A	10,400	18,119
	Taiji Computer Corp. Ltd., Class A	12,479	41,419
*	Taiyuan Heavy Industry Co. Ltd., Class A	80,300	25,997
*	Tangrenshen Group Co. Ltd., Class A	58,137	38,768
	TangShan Port Group Co. Ltd., Class A	149,630	82,665
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	68,600	45,887
	Tansun Technology Co. Ltd., Class A	11,500	23,984
	Tasly Pharmaceutical Group Co. Ltd., Class A	17,300	36,259
	Tayho Advanced Materials Group Co. Ltd., Class A	27,400	38,573
	TCL Electronics Holdings Ltd.	443,666	560,438
	TCL Technology Group Corp., Class A	276,460	157,776
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	34,878	36,797
	TDG Holdings Co. Ltd., Class A	56,500	50,628
		Shares	Value»
CHINA — (Continued)
	Ten Pao Group Holdings Ltd.	172,000	$35,786
	Tencent Holdings Ltd.	933,400	57,171,629
	Tencent Music Entertainment Group, ADR	56,892	763,491
	Tenfu Cayman Holdings Co. Ltd.	66,000	28,530
	Three Squirrels, Inc., Class A	10,000	36,815
	Three's Co. Media Group Co. Ltd., Class A	7,606	29,017
	Thunder Software Technology Co. Ltd., Class A	3,200	24,628
#	Tian Lun Gas Holdings Ltd.	80,000	27,011
	Tiande Chemical Holdings Ltd.	252,000	34,949
*	Tianfeng Securities Co. Ltd., Class A	35,500	19,068
	Tiangong International Co. Ltd.	692,000	188,009
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	8,000	20,307
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	53,363
	Tianjin Port Development Holdings Ltd.	1,068,000	83,847
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	51,994
	Tianjin Teda Co. Ltd., Class A	79,200	40,236
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	49,500	38,824
*	Tianma Microelectronics Co. Ltd., Class A	52,549	57,736
	Tianneng Battery Group Co. Ltd., Class A	6,417	22,931
#	Tianneng Power International Ltd.	396,000	329,651
#	Tianqi Lithium Corp., Class H	54,600	162,307

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianrun Industry Technology Co. Ltd., Class A	44,800	$38,099
	Tianshan Aluminum Group Co. Ltd., Class A	94,287	96,730
	Tianshui Huatian Technology Co. Ltd., Class A	54,302	69,364
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	15,724
	Tibet Huayu Mining Co. Ltd., Class A	8,600	21,035
	Tibet Mineral Development Co. Ltd., Class A	8,200	20,931
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,490	46,386
	Time Interconnect Technology Ltd.	192,000	100,783
	Tingyi Cayman Islands Holding Corp.	658,000	1,188,566
	Titan Wind Energy Suzhou Co. Ltd., Class A	42,500	37,636
	TK Group Holdings Ltd.	102,000	24,925
	TKD Science & Technology Co. Ltd., Class A	12,800	23,771
	Tofflon Science & Technology Group Co. Ltd., Class A	24,100	39,034
	Toly Bread Co. Ltd., Class A	55,220	41,295
	Tomson Group Ltd.	203,281	70,340
	Tongcheng Travel Holdings Ltd.	533,600	1,399,642
	Tongdao Liepin Group	108,200	50,675
*	Tongding Interconnection Information Co. Ltd., Class A	37,400	23,720
	TongFu Microelectronics Co. Ltd., Class A	35,600	125,574
*	Tongguan Gold Group Ltd.	230,000	35,250
		Shares	Value»
CHINA — (Continued)
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	30,900	$30,763
	Tongkun Group Co. Ltd., Class A	33,200	49,746
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	58,867
	Tongling Nonferrous Metals Group Co. Ltd., Class A	266,105	115,893
	Tongwei Co. Ltd., Class A	21,179	47,576
	Tongyu Heavy Industry Co. Ltd., Class A	63,600	21,367
	Topchoice Medical Corp., Class A	5,882	32,553
	Topsec Technologies Group, Inc., Class A	45,000	44,801
Ω	Topsports International Holdings Ltd.	1,283,000	510,066
	Towngas Smart Energy Co. Ltd.	351,996	158,611
*	TPV Technology Co. Ltd., Class A	110,500	35,138
	Transfar Zhilian Co. Ltd., Class A	52,400	37,881
	TravelSky Technology Ltd., Class H	339,500	472,604
*	Trigiant Group Ltd.	420,000	16,304
	Trina Solar Co. Ltd., Class A	21,581	38,953
	Trip.com Group Ltd. (9961 HK)	22,350	1,346,382
	Trip.com Group Ltd. (TCOM US), ADR	34,794	2,052,498
#*	Triumph New Energy Co. Ltd., Class H	76,000	33,647
	Triumph Science & Technology Co. Ltd., Class A	15,600	22,977
	Truking Technology Ltd., Class A	31,800	32,725
	Truly International Holdings Ltd.	1,045,140	128,307
*	Tsinghua Tongfang Co. Ltd., Class A	29,200	28,016
	TSP Wind Power Group Co. Ltd.	18,000	15,745

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	112,700	$4,345
	Tuniu Corp., Sponsored ADR	18,924	17,321
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,879	34,233
	Unilumin Group Co. Ltd., Class A	36,000	34,426
	Uni-President China Holdings Ltd.	720,966	865,004
	Unisplendour Corp. Ltd., Class A	30,640	106,403
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	32,627	62,311
*	UTour Group Co. Ltd., Class A	25,700	28,213
	V V Food & Beverage Co. Ltd., Class A	49,900	24,119
	Valiant Co. Ltd., Class A	31,400	47,197
	Vatti Corp. Ltd., Class A	25,800	22,992
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,800	22,554
*Ω	Venus MedTech Hangzhou, Inc., Class H	74,500	24,495
	Victory Giant Technology Huizhou Co. Ltd., Class A	7,500	76,448
	Vipshop Holdings Ltd., ADR	176,517	2,404,162
*	Visionox Technology, Inc., Class A	26,700	31,471
*	Vnet Group, Inc., ADR	6,216	39,099
	Walvax Biotechnology Co. Ltd., Class A	11,400	15,723
*	Wanda Film Holding Co. Ltd., Class A	17,300	26,822
	Wangneng Environment Co. Ltd., Class A	18,508	45,496
	Wangsu Science & Technology Co. Ltd., Class A	20,400	32,960
	Wanguo Gold Group Ltd.	114,000	335,255
		Shares	Value»
CHINA — (Continued)
	Wanhua Chemical Group Co. Ltd., Class A	58,180	$436,482
	Want Want China Holdings Ltd.	1,813,000	1,186,452
	Wanxiang Qianchao Co. Ltd., Class A	63,520	56,913
	Warom Technology, Inc. Co., Class A	11,200	31,692
	Wasion Holdings Ltd.	260,000	268,971
	Wasu Media Holding Co. Ltd., Class A	30,400	32,265
	Weibo Corp. (9898 HK), Class A	2,280	18,844
#	Weibo Corp. (WB US), Sponsored ADR	27,414	222,053
	Weichai Power Co. Ltd., Class H	616,120	1,201,988
	Weifu High-Technology Group Co. Ltd., Class A	11,100	29,843
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,500	18,744
	Weihai Guangwei Composites Co. Ltd., Class A	13,140	52,586
*	Wellhope Foods Co. Ltd., Class A	33,300	38,300
	Wencan Group Co. Ltd., Class A	12,000	33,754
	Wens Foodstuff Group Co. Ltd., Class A	111,200	259,507
	Wenzhou Yihua Connector Co. Ltd., Class A	5,900	33,466
	Western Metal Materials Co. Ltd., Class A	18,900	47,956
	Western Mining Co. Ltd., Class A	53,600	113,712
*	Western Region Gold Co. Ltd., Class A	13,200	29,439
	Western Securities Co. Ltd., Class A	38,904	40,359
	Western Superconducting Technologies Co. Ltd., Class A	7,196	46,548

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Will Semiconductor Co. Ltd. Shanghai, Class A	3,885	$70,567
	Willfar Information Technology Co. Ltd., Class A	4,075	20,179
	Winall Hi-Tech Seed Co. Ltd., Class A	27,100	34,300
	Windey Energy Technology Group Co. Ltd., Class A	26,810	38,814
	Wingtech Technology Co. Ltd., Class A	10,000	48,028
	Winner Medical Co. Ltd., Class A	6,340	45,612
	Winning Health Technology Group Co. Ltd., Class A	23,200	32,689
	Wolong Electric Group Co. Ltd., Class A	17,300	61,152
*	World Union Group, Inc., Class A	101,200	31,118
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	4,220	33,515
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	27,638
	Wuhan Guide Infrared Co. Ltd., Class A	26,700	30,317
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,800	15,101
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	9,800	24,110
	Wuhu Token Science Co. Ltd., Class A	50,978	39,890
	Wuling Motors Holdings Ltd.	280,000	14,762
	WUS Printed Circuit Kunshan Co. Ltd., Class A	26,030	100,712
	Wushang Group Co. Ltd., Class A	44,200	56,659
	Wuxi Autowell Technology Co. Ltd., Class A	13,336	60,762
	Wuxi Best Precision Machinery Co. Ltd., Class A	10,370	39,743
		Shares	Value»
CHINA — (Continued)
	Wuxi Boton Technology Co. Ltd., Class A	5,700	$18,011
	Wuxi Chipown Micro-Electronics Ltd., Class A	4,215	32,140
	Wuxi DK Electronic Materials Co. Ltd., Class A	3,500	18,020
	Wuxi NCE Power Co. Ltd., Class A	7,000	29,847
	Wuxi Paike New Materials Technology Co. Ltd., Class A	2,600	19,857
	Wuxi Rural Commercial Bank Co. Ltd., Class A	32,200	24,535
	Wuxi Taiji Industry Ltd. Co., Class A	45,800	39,925
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	33,313
	XCMG Construction Machinery Co. Ltd., Class A	215,500	261,612
	XGD, Inc., Class A	16,776	51,040
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	652,500	60,923
	Xiamen Amoytop Biotech Co. Ltd., Class A	4,910	50,299
	Xiamen Bank Co. Ltd., Class A	80,900	64,199
	Xiamen C & D, Inc., Class A	34,200	49,055
	Xiamen Changelight Co. Ltd., Class A	15,400	22,503
	Xiamen Faratronic Co. Ltd., Class A	4,500	64,496
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	4,800	17,932
	Xiamen International Airport Co. Ltd., Class A	8,094	15,718
	Xiamen Intretech, Inc., Class A	15,350	32,333
	Xiamen ITG Group Corp. Ltd., Class A	47,400	40,927

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	$34,128
	Xiamen Kingdomway Group Co., Class A	22,700	49,576
	Xiamen Port Development Co. Ltd., Class A	11,300	11,521
	Xiamen Tungsten Co. Ltd., Class A	36,978	93,408
	Xiamen Xiangyu Co. Ltd., Class A	70,700	63,103
	Xi'an Bright Laser Technologies Co. Ltd., Class A	2,763	25,825
	Xi'an Manareco New Materials Co. Ltd., Class A	4,830	25,377
	Xi'An Shaangu Power Co. Ltd., Class A	18,800	21,465
	Xi'an Triangle Defense Co. Ltd., Class A	11,900	40,602
	Xiandai Investment Co. Ltd., Class A	36,400	19,846
	Xiangcai Co. Ltd., Class A	40,700	43,519
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,000	20,464
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	30,500	41,319
*Ω	Xiaomi Corp., Class B	906,400	5,802,953
	Xilinmen Furniture Co. Ltd., Class A	14,600	30,770
	Xinfengming Group Co. Ltd., Class A	44,200	65,669
	Xingfa Aluminium Holdings Ltd.	49,000	48,431
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	159,000	230,163
	Xinhuanet Co. Ltd., Class A	11,400	35,122
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,400	40,167
	Xinjiang Joinworld Co. Ltd., Class A	28,500	26,143
		Shares	Value»
CHINA — (Continued)
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	55,100	$73,701
*	XinKong International Capital Holdings Ltd.	165,000	2,661
#*	Xinte Energy Co. Ltd., Class H	253,200	144,590
	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	36,438
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,240	61,614
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,699	36,035
#	Xinyi Energy Holdings Ltd.	1,115,775	132,130
#	Xinyi Solar Holdings Ltd.	3,138,283	1,043,668
	Xinyu Iron & Steel Co. Ltd., Class A	78,400	43,643
	Xinzhi Group Co. Ltd., Class A	12,600	29,911
*	Xizang Zhufeng Resources Co. Ltd., Class A	12,700	16,376
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	23,887
*	XPeng, Inc., Class A	117,600	1,094,740
	Xtep International Holdings Ltd.	790,560	539,123
	Xuji Electric Co. Ltd., Class A	14,300	41,832
#*	Xunlei Ltd., ADR	30,350	128,077
#Ω	Yadea Group Holdings Ltd.	503,856	909,387
*	YaGuang Technology Group Co. Ltd., Class A	25,200	19,264
	Yangling Metron New Material, Inc., Class A	16,100	41,791
*	Yangmei Chemical Co. Ltd., Class A	71,000	19,846
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	67,500	119,071

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,800	$65,370
	Yankershop Food Co. Ltd., Class A	4,760	58,871
	Yantai China Pet Foods Co. Ltd., Class A	5,300	41,200
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	13,700	28,218
	Yantai Eddie Precision Machinery Co. Ltd., Class A	10,420	26,939
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,800	76,985
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	13,300	22,717
*	Yatsen Holding Ltd., ADR	20,551	87,958
#*	Yeahka Ltd.	64,400	64,419
	Yealink Network Technology Corp. Ltd., Class A	15,179	69,425
	Yeebo International Holdings Ltd.	62,000	12,942
	YGSOFT, Inc., Class A	27,336	21,445
	Yibin Tianyuan Group Co. Ltd., Class A	46,360	28,006
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	179,000	287,068
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,831	89,027
#	Yihai International Holding Ltd.	208,000	358,549
	Yinbang Clad Material Co. Ltd., Class A	21,200	29,997
	Yindu Kitchen Equipment Co. Ltd., Class A	6,300	19,079
	Yip's Chemical Holdings Ltd.	88,000	17,230
	Yiren Digital Ltd., Sponsored ADR	52,378	342,552
#Ω	Yixin Group Ltd.	730,500	200,679
		Shares	Value»
CHINA — (Continued)
	Yixintang Pharmaceutical Group Co. Ltd., Class A	31,600	$61,715
	Yizumi Holdings Co. Ltd., Class A	15,900	44,913
	Yonfer Agricultural Technology Co. Ltd., Class A	42,000	78,471
*	Yonghui Superstores Co. Ltd., Class A	18,900	13,310
	Yongjin Technology Group Co. Ltd.	13,700	30,723
	YongXing Special Materials Technology Co. Ltd., Class A	13,199	55,724
	Yotrio Group Co. Ltd., Class A	68,400	32,828
	Youcare Pharmaceutical Group Co. Ltd., Class A	12,223	27,787
	Youngor Fashion Co. Ltd., Class A	41,200	42,517
	Youngy Co. Ltd., Class A	7,900	29,553
	Youzu Interactive Co. Ltd., Class A	21,900	28,415
	YTO Express Group Co. Ltd., Class A	58,500	105,519
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,456	13,156
	Yuexiu Transport Infrastructure Ltd.	284,752	126,103
*	Yueyang Forest & Paper Co. Ltd., Class A	49,700	29,327
	YUNDA Holding Group Co. Ltd., Class A	84,092	78,638
	Yunnan Baiyao Group Co. Ltd., Class A	15,498	122,189
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	63,700	44,567
	Yunnan Copper Co. Ltd., Class A	47,700	76,529
	Yunnan Energy Investment Co. Ltd., Class A	24,500	36,760

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Yunnan Energy New Material Co. Ltd., Class A	17,952	$68,556
Yunnan Nantian Electronics Information Co. Ltd., Class A	12,600	29,385
Yunnan Tin Co. Ltd., Class A	38,200	72,754
Yusys Technologies Co. Ltd., Class A	14,700	48,773
Yutong Bus Co. Ltd., Class A	52,400	193,643
Yutong Heavy Industries Co. Ltd., Class A	14,300	22,167
Zangge Mining Co. Ltd., Class A	12,200	60,766
ZBOM Home Collection Co. Ltd., Class A	14,742	22,163
Zengame Technology Holding Ltd.	136,000	39,656
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,500	155,356
Zhaojin Mining Industry Co. Ltd., Class H	364,500	868,365
Zhefu Holding Group Co. Ltd., Class A	146,600	63,509
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	34,372
Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	20,860	22,508
Zhejiang Cfmoto Power Co. Ltd., Class A	3,100	70,916
Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	3,200	35,284
Zhejiang China Commodities City Group Co. Ltd., Class A	64,700	136,431
Zhejiang Chint Electrics Co. Ltd., Class A	36,700	112,675
		Shares	Value»
CHINA — (Continued)
	Zhejiang Communications Technology Co. Ltd., Class A	100,800	$53,409
	Zhejiang Crystal-Optech Co. Ltd., Class A	25,600	69,380
	Zhejiang Dahua Technology Co. Ltd., Class A	33,000	71,590
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	18,200	35,241
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	46,916
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	31,600	49,173
	Zhejiang Expressway Co. Ltd., Class H	553,399	456,130
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	53,850
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	5,200	16,834
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	27,000	41,859
	Zhejiang Hailiang Co. Ltd., Class A	42,600	56,040
	Zhejiang Hailide New Material Co. Ltd., Class A	19,500	13,190
	Zhejiang HangKe Technology, Inc. Co., Class A	15,826	37,230
	Zhejiang Hangmin Co. Ltd., Class A	40,400	39,359
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	30,700	21,078
	Zhejiang Huace Film & Television Co. Ltd., Class A	32,400	32,114
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	33,910	67,035

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	5,100	$10,608
	Zhejiang Huangma Technology Co. Ltd., Class A	25,700	42,802
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	13,600	20,084
	Zhejiang Huayou Cobalt Co. Ltd., Class A	27,540	128,474
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	74,267
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	8,100	47,841
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	26,172
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	12,700	30,143
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	26,100	98,636
	Zhejiang Jingu Co. Ltd., Class A	15,000	28,504
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	37,420	70,365
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	20,300	65,421
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	26,500	50,100
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	12,100	26,127
	Zhejiang Juhua Co. Ltd., Class A	35,500	124,542
	Zhejiang Lante Optics Co. Ltd., Class A	8,359	27,468
		Shares	Value»
CHINA — (Continued)
*Ω	Zhejiang Leapmotor Technology Co. Ltd.	12,800	$91,601
	Zhejiang Longsheng Group Co. Ltd., Class A	49,400	66,767
	Zhejiang Medicine Co. Ltd., Class A	41,500	76,141
	Zhejiang Meida Industrial Co. Ltd., Class A	27,000	26,551
	Zhejiang Narada Power Source Co. Ltd., Class A	14,200	27,568
	Zhejiang NHU Co. Ltd., Class A	55,176	168,036
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	41,140	34,065
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	9,572	28,914
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	17,500	36,540
	Zhejiang Runtu Co. Ltd., Class A	45,300	43,403
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	14,740	54,484
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	8,700	53,030
	Zhejiang Semir Garment Co. Ltd., Class A	65,100	50,366
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	63,800	45,557
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	6,700	17,974
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	8,600	40,034
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	26,296

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Sunoren Solar Technology Co. Ltd.	17,400	$19,398
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	35,000	46,443
	Zhejiang Supor Co. Ltd., Class A	6,400	49,558
	Zhejiang Taihua New Material Group Co. Ltd., Class A	29,200	38,319
*	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	32,580	20,782
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	16,220	49,760
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	16,500	37,941
	Zhejiang Wanliyang Co. Ltd., Class A	39,600	39,991
	Zhejiang Wanma Co. Ltd., Class A	22,800	46,413
	Zhejiang Wansheng Co. Ltd., Class A	21,800	28,491
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	94,624
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	24,000	36,565
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	38,900	63,167
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	21,109
	Zhejiang XCC Group Co. Ltd., Class A	4,400	22,674
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	27,740	28,962
	Zhejiang Xinao Textiles, Inc., Class A	21,700	17,692
		Shares	Value»
CHINA — (Continued)
	Zhejiang Yasha Decoration Co. Ltd., Class A	49,500	$24,600
	Zhejiang Yinlun Machinery Co. Ltd., Class A	15,000	52,566
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	8,100	17,556
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	14,700	43,942
*	Zhejiang Yongtai Technology Co. Ltd., Class A	25,500	36,347
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	3,200	20,229
	Zhende Medical Co. Ltd., Class A	17,100	45,069
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	39,700	19,622
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	239,041
	Zhengzhou GL Tech Co. Ltd., Class A	10,900	19,702
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	37,600	24,247
	Zheshang Securities Co. Ltd., Class A	18,800	27,198
	Zhewen Interactive Group Co. Ltd., Class A	22,400	24,705
#*	Zhihu, Inc.	18,100	23,712
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	321,200	463,812
	Zhongji Innolight Co. Ltd., Class A	8,880	103,841
	Zhongjin Gold Corp. Ltd., Class A	65,000	122,428
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	21,300	47,117

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	25,000	$21,969
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	63,400	60,503
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	37,623
	Zhongsheng Group Holdings Ltd.	406,500	611,653
	Zhongtai Securities Co. Ltd., Class A	51,600	43,387
*††	Zhongtian Financial Group Co. Ltd., Class A	321,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	15,400	23,535
#*	Zhongyu Energy Holdings Ltd.	283,455	156,524
	Zhongyuan Environment-Protection Co. Ltd., Class A	19,900	22,327
Ω	Zhou Hei Ya International Holdings Co. Ltd.	540,500	175,206
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	24,389
*	Zhuhai Zhumian Group Co. Ltd.	51,000	46,070
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	120,650	484,269
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	7,700	35,721
	Zhuzhou Kibing Group Co. Ltd., Class A	63,100	46,958
*	Zhuzhou Smelter Group Co. Ltd., Class A	38,600	53,304
	Zhuzhou Times New Material Technology Co. Ltd., Class A	26,400	41,256
	ZJAMP Group Co. Ltd., Class A	16,900	20,297
	ZJMI Environmental Energy Co. Ltd., Class A	23,500	39,852
#	Zonqing Environmental Ltd.	24,000	29,295
		Shares	Value»
CHINA — (Continued)
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	293,000	$211,130
#	ZTE Corp., Class H	141,920	418,966
	ZTO Express Cayman, Inc. (2057 HK)	92,850	1,729,227
	ZTO Express Cayman, Inc. (ZTO US), ADR	37,307	690,180
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	18,500	43,096
TOTAL CHINA			405,401,418
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	43,515	79,820
	Bancolombia SA (BCOLO CB)	28,040	332,453
	Bancolombia SA (CIB US), Sponsored ADR	12,622	508,919
	Bolsa de Valores de Colombia	3,425	10,270
	Celsia SA ESP	80,942	77,004
	Cementos Argos SA	77,437	196,453
*	Corp. Financiera Colombiana SA	58,561	229,499
	Grupo Energia Bogota SA ESP	148,716	103,119
	Interconexion Electrica SA ESP	42,289	218,172
	Mineros SA	75,622	108,541
	Promigas SA ESP	20,453	32,430
TOTAL COLOMBIA			1,896,680
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,854	624,728
Ω	Moneta Money Bank AS	79,664	492,445
TOTAL CZECH REPUBLIC			1,117,173
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	262,277	409,465
*	EFG Holding SAE (EFGD LI), GDR	2,386	1,910

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
EGYPT — (Continued)
*	EFG Holding SAE (EFGZF US), GDR	12,944	$10,355
TOTAL EGYPT			421,730
GREECE — (0.5%)
	Aegean Airlines SA	11,813	158,624
*	Aktor SA Holding Company Technical & Energy Projects	13,548	76,033
	Alpha Services & Holdings SA	391,077	953,535
	Athens Water Supply & Sewage Co. SA	9,716	64,098
	Autohellas Tourist & Trading SA	6,167	79,178
	Bank of Greece	9,494	147,634
	Ellaktor SA	32,777	48,376
	ElvalHalcor SA	25,552	57,321
	Eurobank Ergasias Services & Holdings SA	286,529	813,176
*††	FF Group	11,777	0
	Fourlis Holdings SA	17,514	79,344
	GEK Terna SA	26,348	546,857
	Hellenic Exchanges - Athens Stock Exchange SA	11,596	69,406
	Hellenic Telecommunications Organization SA	24,915	472,812
	Helleniq Energy Holdings SA	47,200	407,696
	Ideal Holdings SA	8,328	59,398
	Intracom Holdings SA	19,274	67,504
	Jumbo SA	23,061	728,093
	Kri-Kri Milk Industry SA	4,083	70,632
*	LAMDA Development SA	19,956	150,160
	Metlen Energy & Metals SA	18,908	894,864
	Motor Oil Hellas Corinth Refineries SA	20,342	492,889
	National Bank of Greece SA	65,690	697,196
	Piraeus Financial Holdings SA	117,081	657,532
	Piraeus Port Authority SA	3,226	144,426
	Profile Systems & Software SA	1,903	11,981
	Quest Holdings SA	11,811	84,738
		Shares	Value»
GREECE — (Continued)
	Sarantis SA	4,514	$69,202
	Thrace Plastics Holding & Co.	9,580	41,185
TOTAL GREECE			8,143,890
HONG KONG — (1.2%)
	Amrita Global	164,000	12,688
	BYD Electronic International Co. Ltd.	279,000	1,157,968
*††	CECEP COSTIN New Materials Group Ltd.	186,000	0
	Chervon Holdings Ltd.	57,700	96,903
*	China Aerospace International Holdings Ltd.	970,000	48,128
	China Chengtong Development Group Ltd.	1,142,000	14,405
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
	China Everbright Ltd.	458,000	244,921
#††	China Huiyuan Juice Group Ltd.	132,068	5,970
	China Jinmao Holdings Group Ltd.	2,782,140	411,669
	China Merchants Port Holdings Co. Ltd.	702,503	1,140,501
	China Nonferrous Mining Corp. Ltd.	761,000	503,675
	China Overseas Grand Oceans Group Ltd.	908,121	201,155
	China Overseas Land & Investment Ltd.	541,500	960,702
*††	China Properties Investment Holdings Ltd.	128,000	0
	China Taiping Insurance Holdings Co. Ltd.	856,412	1,185,931
	China Travel International Investment Hong Kong Ltd.	1,120,000	145,522
*	China Vered Financial Holding Corp. Ltd.	6,440,000	39,078

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*††	China Zhongwang Holdings Ltd.	944,318	$0
	CSPC Pharmaceutical Group Ltd.	3,848,640	3,031,338
	CSSC Hong Kong Shipping Co. Ltd.	768,000	168,149
*	CWT International Ltd.	960,000	11,653
*††	Fuguiniao Co. Ltd.	51,000	0
	Goldpac Group Ltd.	138,000	16,256
	Guangdong Investment Ltd.	854,000	691,071
Ω	Hua Hong Semiconductor Ltd.	161,000	736,226
	Lenovo Group Ltd.	2,844,000	3,289,303
	Min Xin Holdings Ltd.	66,000	16,126
#*	MMG Ltd.	2,987,599	904,310
	Morimatsu International Holdings Co. Ltd.	187,000	132,789
	PAX Global Technology Ltd.	251,000	151,150
	Poly Property Group Co. Ltd.	1,052,860	198,959
	Shanghai Industrial Holdings Ltd.	237,000	361,675
#	Shenzhen Investment Ltd.	1,378,668	138,472
Ω	Simcere Pharmaceutical Group Ltd.	166,000	187,673
	Sinotruk Hong Kong Ltd.	295,500	710,057
	Sun Art Retail Group Ltd.	988,500	235,912
*††	Tech-Pro, Inc.	1,644,000	0
	Tian An China Investment Co. Ltd.	209,000	115,081
*††	Tian Shan Development Holding Ltd.	114,000	0
	Tianjin Development Holdings Ltd.	186,000	45,749
††	Untrade.China Dili	968,585	15,461
*††	Untrade.Lumena Newmat	23,400	0
	Wharf Holdings Ltd.	352,000	884,188
#	Yuexiu Property Co. Ltd.	797,058	481,050
	Yuexiu Services Group Ltd.	156,000	57,850
TOTAL HONG KONG			18,749,714
		Shares	Value»
HUNGARY — (0.3%)
*	4iG Nyrt	18,019	$90,882
	Magyar Telekom Telecommunications PLC	130,872	618,819
#*	MASTERPLAST Nyrt	1,200	8,052
	MOL Hungarian Oil & Gas PLC	91,770	777,081
	Opus Global Nyrt	40,817	63,002
	OTP Bank Nyrt	35,689	2,636,275
TOTAL HUNGARY			4,194,111
INDIA — (18.9%)
	360 ONE WAM Ltd.	55,278	639,964
	3M India Ltd.	550	195,655
	63 Moons Technologies Ltd.	11,990	91,049
	Aarti Industries Ltd.	57,016	283,279
	Aarti Pharmalabs Ltd.	14,254	120,735
*	Aavas Financiers Ltd.	18,600	425,216
	ABB India Ltd.	5,131	332,568
	Accelya Solutions India Ltd.	1,695	26,813
	Action Construction Equipment Ltd.	15,624	216,930
*	Adani Energy Solutions Ltd.	49,691	524,053
*	Adani Green Energy Ltd.	32,738	346,187
	Adani Total Gas Ltd.	21,939	154,533
	ADF Foods Ltd.	22,990	60,195
*	Aditya Birla Capital Ltd.	137,298	317,986
*	Aditya Birla Fashion & Retail Ltd.	88,098	272,786
	Aditya Birla Real Estate Ltd.	13,093	297,752
	Advanced Enzyme Technologies Ltd.	19,244	65,084
	Aegis Logistics Ltd.	63,627	584,411
	Agarwal Industrial Corp. Ltd.	849	9,889
	AGI Greenpac Ltd.	13,684	131,860
	Ahluwalia Contracts India Ltd.	9,703	97,604
	AIA Engineering Ltd.	12,715	475,218
	Ajanta Pharma Ltd.	20,040	637,975
	Ajmera Realty & Infra India Ltd.	6,767	65,587
	Akzo Nobel India Ltd.	4,369	176,622
	Alembic Ltd.	38,303	45,306
	Alembic Pharmaceuticals Ltd.	26,863	276,595

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Alkyl Amines Chemicals	4,362	$87,890
*	Allcargo Gati Ltd.	16,070	11,450
	Allcargo Logistics Ltd.	119,419	41,758
*	Allcargo Terminals Ltd.	19,914	5,832
	Allied Digital Services Ltd.	7,760	17,072
	Amara Raja Energy & Mobility Ltd.	66,017	759,261
*	Amber Enterprises India Ltd.	5,867	422,286
	Ambika Cotton Mills Ltd.	875	13,831
	Amrutanjan Health Care Ltd.	2,022	16,757
	Anant Raj Ltd.	55,047	293,129
	Andhra Sugars Ltd.	25,805	21,414
	Angel One Ltd.	23,320	639,147
*Ω	Antony Waste Handling Cell Ltd.	2,458	14,162
	Anup Engineering Ltd.	2,718	96,327
	Apar Industries Ltd.	9,235	611,882
	APL Apollo Tubes Ltd.	44,875	851,552
	Apollo Pipes Ltd.	3,606	16,592
	Apollo Tyres Ltd.	199,907	1,112,605
	Aptus Value Housing Finance India Ltd.	16,049	60,463
*	Arman Financial Services Ltd.	1,208	22,043
	Arvind Fashions Ltd.	29,874	140,362
	Arvind Ltd.	115,767	493,558
	Arvind SmartSpaces Ltd.	3,774	28,953
	Asahi India Glass Ltd.	26,662	232,646
*	Ashapura Minechem Ltd.	13,506	53,005
	Ashiana Housing Ltd.	17,142	54,683
	Ashok Leyland Ltd.	556,702	1,490,775
*	Ashoka Buildcon Ltd.	101,292	221,302
	Asian Paints Ltd.	53,012	1,516,707
	Astral Ltd.	17,040	270,174
	AstraZeneca Pharma India Ltd.	813	83,140
*	Atul Auto Ltd.	1,031	5,608
	Atul Ltd.	5,157	409,873
Ω	AU Small Finance Bank Ltd.	51,739	413,802
	AurionPro Solutions Ltd.	10,496	176,403
	Automotive Axles Ltd.	1,422	27,863
	Avanti Feeds Ltd.	16,476	169,597
		Shares	Value»
INDIA — (Continued)
*Ω	Avenue Supermarts Ltd.	7,352	$362,414
*	AWL Agri Business Ltd.	33,042	104,312
	Axis Bank Ltd. (AXSB IN)	443,751	6,216,665
*	AXISCADES Technologies Ltd.	4,408	42,560
	Bajaj Auto Ltd.	11,331	1,074,513
*	Bajaj Consumer Care Ltd.	29,510	57,885
	Bajaj Finance Ltd.	42,174	4,292,821
	Bajaj Finserv Ltd.	50,640	1,169,312
	Bajaj Holdings & Investment Ltd.	5,076	723,100
	Balaji Amines Ltd.	4,328	64,916
	Balkrishna Industries Ltd.	20,605	651,006
	Balrampur Chini Mills Ltd.	62,435	405,051
	Balu Forge Industries Ltd.	4,878	29,771
	Banco Products India Ltd.	39,738	172,160
Ω	Bandhan Bank Ltd.	283,665	553,698
	Bank of Baroda	210,432	621,859
	Bank of India	146,663	199,765
	Bank of Maharashtra	358,842	214,212
	Bannari Amman Sugars Ltd.	1,410	68,984
	BASF India Ltd.	4,992	257,431
	Bata India Ltd.	22,969	326,356
	BEML Ltd.	7,913	297,840
	Berger Paints India Ltd.	46,058	296,279
*	BF Utilities Ltd.	5,676	47,442
	Bhagiradha Chemicals & Industries Ltd.	6,110	21,507
	Bhansali Engineering Polymers Ltd.	56,361	72,590
	Bharat Bijlee Ltd.	3,390	116,350
	Bharat Forge Ltd.	67,559	881,931
	Bharat Petroleum Corp. Ltd.	210,876	772,313
	Bharat Rasayan Ltd.	340	38,218
*	Bharat Wire Ropes Ltd.	5,468	11,139
	Bharti Airtel Ltd.	387,574	8,504,720
	Biocon Ltd.	83,052	314,715
	BirlaNu Ltd.	1,670	37,311
	Birlasoft Ltd.	63,648	293,523
*	BL Kashyap & Sons Ltd.	10,978	8,213
*	Black Box Ltd.	22,917	100,857

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Blue Dart Express Ltd.	1,912	$140,892
	Blue Star Ltd.	36,506	737,242
	Bluspring Enterprises Ltd.	28,544	65,031
	Bombay Burmah Trading Co.	14,764	324,715
	Bombay Dyeing & Manufacturing Co. Ltd.	32,017	49,036
*	Borosil Ltd.	12,428	46,530
*	Borosil Renewables Ltd.	12,458	72,227
*	Borosil Scientific Ltd.	5,753	8,922
	Bosch Ltd.	587	202,855
	Brigade Enterprises Ltd.	40,529	489,891
*	Brightcom Group Ltd.	644,356	78,177
	Britannia Industries Ltd.	20,607	1,320,852
	BSE Ltd.	16,763	1,263,874
*	Camlin Fine Sciences Ltd.	28,509	55,020
	Campus Activewear Ltd.	18,258	51,770
	Can Fin Homes Ltd.	51,290	432,993
	Canara Bank	461,269	530,371
	Cantabil Retail India Ltd.	4,993	13,831
*	Capacit'e Infraprojects Ltd.	19,654	82,359
	Carborundum Universal Ltd.	40,899	493,057
	Care Ratings Ltd.	10,849	156,103
*	Cartrade Tech Ltd.	13,078	264,745
	Carysil Ltd.	3,723	26,818
	Castrol India Ltd.	148,816	346,752
	CCL Products India Ltd.	36,971	255,983
	CE Info Systems Ltd.	2,914	61,275
	Ceat Ltd.	12,032	467,909
	Central Depository Services India Ltd.	43,206	673,475
	Centum Electronics Ltd.	1,210	24,054
	Century Enka Ltd.	9,604	58,312
	Century Plyboards India Ltd.	25,804	213,181
	Cera Sanitaryware Ltd.	1,969	124,333
	CG Power & Industrial Solutions Ltd.	107,932	796,834
*	Chalet Hotels Ltd.	23,966	222,561
		Shares	Value»
INDIA — (Continued)
	Chambal Fertilisers & Chemicals Ltd.	104,020	$849,408
*	Chemplast Sanmar Ltd.	12,777	61,356
	Chennai Petroleum Corp. Ltd.	9,771	69,746
*	Choice International Ltd.	15,010	108,378
	Cholamandalam Financial Holdings Ltd.	52,993	1,168,125
	Cholamandalam Investment & Finance Co. Ltd.	96,377	1,702,255
	CIE Automotive India Ltd.	64,286	305,712
*	Cigniti Technologies Ltd.	2,829	44,949
	City Union Bank Ltd.	133,340	277,509
	Clean Science & Technology Ltd.	3,426	47,574
	CMS Info Systems Ltd.	49,251	254,647
*Ω	Coffee Day Enterprises Ltd.	16,288	6,132
	Coforge Ltd.	8,989	780,532
	Colgate-Palmolive India Ltd.	32,157	981,570
	Computer Age Management Services Ltd.	15,888	729,399
	Confidence Petroleum India Ltd.	42,126	25,698
	Container Corp. of India Ltd.	44,190	351,324
	Control Print Ltd.	2,567	18,959
	Coromandel International Ltd.	39,698	1,040,125
	Cosmo First Ltd.	5,699	39,637
	Craftsman Automation Ltd.	3,463	189,051
	CreditAccess Grameen Ltd.	27,735	354,297
	CRISIL Ltd.	5,976	314,988
	Crompton Greaves Consumer Electricals Ltd.	204,411	815,316
*	CSB Bank Ltd.	25,878	108,448
	Cummins India Ltd.	22,921	783,073
	Cyient Ltd.	27,536	385,446
*Ω	D.P. Abhushan Ltd.	493	8,264
	Dabur India Ltd.	84,154	484,241

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dalmia Bharat Sugar & Industries Ltd.	9,275	$41,039
	Datamatics Global Services Ltd.	6,005	41,934
	DB Corp. Ltd.	37,729	108,694
	DCB Bank Ltd.	94,744	150,491
	DCM Shriram Industries Ltd.	11,158	23,643
	DCM Shriram Ltd.	15,507	182,915
*	DCW Ltd.	83,262	77,745
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	506,041
	Deepak Nitrite Ltd.	21,526	492,514
*	Delhivery Ltd.	96,564	348,808
*	DEN Networks Ltd.	55,826	21,487
*	Devyani International Ltd.	13,445	28,467
*	Dhani Services Ltd.	105,487	71,751
*	Dhanlaxmi Bank Ltd.	144,571	48,202
	Dhanuka Agritech Ltd.	7,284	112,028
	Digitide Solutions Ltd.	28,544	54,098
Ω	Dilip Buildcon Ltd.	22,705	113,671
*	Dish TV India Ltd.	456,098	26,007
*	Dishman Carbogen Amcis Ltd.	29,525	67,176
	Divi's Laboratories Ltd.	9,668	694,375
	Dixon Technologies India Ltd.	12,707	2,469,339
	DLF Ltd.	62,154	492,787
	Dodla Dairy Ltd.	3,830	47,312
	Dollar Industries Ltd.	4,718	21,351
Ω	Dr. Lal PathLabs Ltd.	14,337	467,257
	Dreamfolks Services Ltd.	1,809	5,049
*	Dredging Corp. of India Ltd.	1,423	9,758
*	Dwarikesh Sugar Industries Ltd.	47,280	22,340
	Dynacons Systems & Solutions Ltd.	1,573	19,664
	Dynamatic Technologies Ltd.	104	7,727
	eClerx Services Ltd.	12,138	357,969
	Edelweiss Financial Services Ltd.	272,403	255,090
	Eicher Motors Ltd.	20,322	1,339,795
*	EID Parry India Ltd.	50,617	488,520
	EIH Associated Hotels	10,998	45,689
	Eimco Elecon India Ltd.	452	9,367
		Shares	Value»
INDIA — (Continued)
	Elecon Engineering Co. Ltd.	23,814	$153,086
	Elgi Equipments Ltd.	69,209	363,711
	Emami Ltd.	86,856	636,336
*	Embassy Developments Ltd.	218,593	252,676
Ω	Endurance Technologies Ltd.	14,563	323,219
	Engineers India Ltd.	109,082	229,376
	EPL Ltd.	65,458	146,723
Ω	Equitas Small Finance Bank Ltd.	170,899	134,805
Ω	Eris Lifesciences Ltd.	16,152	275,482
	ESAB India Ltd.	1,997	108,707
	Escorts Kubota Ltd.	7,579	290,655
*	Eternal Ltd.	259,592	707,168
	Eveready Industries India Ltd.	2,650	10,176
	Everest Industries Ltd.	2,403	14,099
	Everest Kanto Cylinder Ltd.	17,733	25,076
	Exide Industries Ltd.	121,467	499,702
	Expleo Solutions Ltd.	795	8,002
	Fairchem Organics Ltd.	1,090	10,732
	FDC Ltd.	26,269	130,865
	Federal Bank Ltd.	499,327	1,159,312
	FIEM Industries Ltd.	4,582	77,675
	Filatex India Ltd.	60,404	30,150
	Fine Organic Industries Ltd.	2,787	135,895
	Fineotex Chemical Ltd.	11,314	31,793
*	Fino Payments Bank Ltd.	6,095	17,659
	Finolex Cables Ltd.	33,325	341,237
	Finolex Industries Ltd.	115,362	237,344
	Firstsource Solutions Ltd.	143,548	571,890
	Force Motors Ltd.	2,387	251,855
*	FSN E-Commerce Ventures Ltd.	126,190	288,990
*	Fusion Finance Ltd.	17,751	29,177
	G R Infraprojects Ltd.	1,443	17,683
	Gabriel India Ltd.	41,823	266,782
	GAIL India Ltd. (GAIL IN)	521,268	1,158,844
	Galaxy Surfactants Ltd.	4,294	105,701
*	Ganesh Benzoplast Ltd.	5,583	8,099
	Ganesh Housing Corp. Ltd.	7,737	99,431

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ganesha Ecosphere Ltd.	4,744	$81,254
	Garware Hi-Tech Films Ltd.	1,498	56,224
	Garware Technical Fibres Ltd.	19,935	201,972
	Gateway Distriparks Ltd.	141,906	100,206
	GE Vernova T&D India Ltd.	19,991	366,264
*	Genesys International Corp. Ltd.	5,899	45,657
	Geojit Financial Services Ltd.	65,181	57,386
	GHCL Ltd.	44,127	302,435
	GHCL Textiles Ltd.	44,127	41,232
	GIC Housing Finance Ltd.	19,511	40,441
	Gillette India Ltd.	2,641	250,970
	GlaxoSmithKline Pharmaceuticals Ltd.	14,084	488,964
	GMM Pfaudler Ltd.	9,134	110,678
*	GMR Airports Ltd.	461,391	474,065
	GNA Axles Ltd.	4,188	15,604
*	Go Fashion India Ltd.	8,009	75,204
Ω	Godrej Agrovet Ltd.	13,078	117,910
*	Godrej Industries Ltd.	20,005	256,105
*	Godrej Properties Ltd.	16,283	411,728
*	Gokaldas Exports Ltd.	7,255	72,864
*	Gokul Agro Resources Ltd.	2,615	7,162
	Goldiam International Ltd.	15,377	65,974
	Goodyear India Ltd.	3,147	33,503
	Granules India Ltd.	78,534	420,596
	Graphite India Ltd.	24,955	134,405
	Grauer & Weil India Ltd.	74,446	74,286
	Gravita India Ltd.	10,189	210,898
	Great Eastern Shipping Co. Ltd.	66,135	681,305
	Greaves Cotton Ltd.	45,523	105,657
	Greenlam Industries Ltd.	26,310	64,158
	Greenpanel Industries Ltd.	28,411	79,187
	Greenply Industries Ltd.	26,592	91,169
	Grindwell Norton Ltd.	14,073	279,804
	Gufic Biosciences Ltd.	2,910	12,553
		Shares	Value»
INDIA — (Continued)
	Gujarat Alkalies & Chemicals Ltd.	9,783	$70,166
	Gujarat Ambuja Exports Ltd.	43,545	60,662
	Gujarat Fluorochemicals Ltd.	3,861	175,323
	Gujarat Gas Ltd.	31,828	167,822
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	35,423	203,916
	Gujarat Pipavav Port Ltd.	113,261	179,307
	Gujarat State Fertilizers & Chemicals Ltd.	120,107	264,065
	Gujarat State Petronet Ltd.	198,246	749,593
	Gulf Oil Lubricants India Ltd.	6,831	96,118
	Happiest Minds Technologies Ltd.	21,042	141,897
	Hariom Pipe Industries Ltd.	2,177	9,467
Ω	Harsha Engineers Ltd.	5,187	23,240
*	Hathway Cable & Datacom Ltd.	233,385	37,143
	Hatsun Agro Product Ltd.	22,928	247,039
	Havells India Ltd.	34,877	660,425
	HBL Engineering Ltd.	53,925	306,677
	HCL Technologies Ltd.	217,744	4,010,351
Ω	HDFC Asset Management Co. Ltd.	22,872	1,184,096
	HDFC Bank Ltd.	716,106	16,224,190
Ω	HDFC Life Insurance Co. Ltd.	45,086	397,084
	HEG Ltd.	35,055	192,584
	Heritage Foods Ltd.	27,458	127,162
	Hero MotoCorp Ltd. (HMCL IN)	39,239	1,781,827
*	Heubach Colorants India Ltd.	7,185	49,864
	HFCL Ltd.	323,839	302,381
	HG Infra Engineering Ltd.	11,008	139,996
	Hikal Ltd.	9,188	42,095
	Himadri Speciality Chemical Ltd.	79,665	410,701

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Himatsingka Seide Ltd.	28,946	$47,920
	Hinduja Global Solutions Ltd.	3,017	17,467
*	Hindustan Construction Co. Ltd.	332,179	101,064
	Hindustan Copper Ltd.	86,870	218,565
*	Hindustan Foods Ltd.	8,120	51,288
	Hindustan Unilever Ltd.	76,638	2,121,700
	Hindware Home Innovation Ltd.	10,616	24,779
	Hitachi Energy India Ltd.	2,171	369,675
	HI-Tech Pipes Ltd.	23,574	25,268
	Hle Glascoat Ltd.	4,365	14,076
Ω	Home First Finance Co. India Ltd.	21,626	318,116
	Honda India Power Products Ltd.	1,898	45,881
	HPL Electric & Power Ltd.	2,310	11,038
	Huhtamaki India Ltd.	11,366	25,696
	I G Petrochemicals Ltd.	3,997	19,249
	ICICI Bank Ltd. (IBN US), Sponsored ADR	233,479	7,835,572
	ICICI Bank Ltd. (ICICIBC IN)	512,856	8,604,434
Ω	ICICI Lombard General Insurance Co. Ltd.	18,268	405,575
Ω	ICICI Prudential Life Insurance Co. Ltd.	27,286	197,749
	ICRA Ltd.	42	2,763
*	IDFC First Bank Ltd.	1,397,008	1,075,385
*	IFB Industries Ltd.	2,707	41,407
*	IFCI Ltd.	223,108	111,834
	Igarashi Motors India Ltd.	1,061	5,670
	IIFL Capital Services Ltd.	90,784	237,103
*	IIFL Finance Ltd.	119,531	506,115
*	Imagicaaworld Entertainment Ltd.	27,765	20,839
	India Nippon Electricals Ltd.	1,257	8,854
	India Power Corp. Ltd.	152,487	22,911
		Shares	Value»
INDIA — (Continued)
Ω	IndiaMart InterMesh Ltd.	7,524	$204,229
	Indian Bank	55,050	365,982
Ω	Indian Energy Exchange Ltd.	167,763	378,819
	Indian Hotels Co. Ltd.	78,577	730,475
	Indian Hume Pipe Co. Ltd.	1,302	5,865
	Indian Oil Corp. Ltd.	285,313	463,109
	Indian Railway Catering & Tourism Corp. Ltd.	41,983	372,152
Ω	Indian Railway Finance Corp. Ltd.	219,803	322,230
	Indigo Paints Ltd.	5,394	62,245
	Indo Count Industries Ltd.	37,669	134,370
	Indoco Remedies Ltd.	12,559	34,242
*Ω	IndoStar Capital Finance Ltd.	8,296	29,352
	Indraprastha Gas Ltd.	147,479	334,282
*	Indus Towers Ltd.	419,263	2,012,069
	IndusInd Bank Ltd.	60,906	601,000
	Infibeam Avenues Ltd.	510,318	103,154
	Info Edge India Ltd.	12,091	1,010,330
	Infosys Ltd. (INFO IN)	657,952	11,564,550
	Infosys Ltd. (INFY US), Sponsored ADR	87,126	1,533,418
	Ingersoll Rand India Ltd.	3,630	160,650
*	Inox Wind Energy Ltd.	426	49,178
*	Inox Wind Ltd.	175,904	349,388
	Insecticides India Ltd.	5,335	43,537
	Intellect Design Arena Ltd.	26,812	249,131
*Ω	InterGlobe Aviation Ltd.	26,085	1,620,591
	IOL Chemicals & Pharmaceuticals Ltd.	55,655	42,234
	ION Exchange India Ltd.	24,746	146,375
	IRB Infrastructure Developers Ltd.	401,568	216,034
Ω	IRCON International Ltd.	115,435	207,485
	ISGEC Heavy Engineering Ltd.	13,999	185,812
	ITD Cementation India Ltd.	81,758	467,955

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	J Kumar Infraprojects Ltd.	26,887	$209,910
	Jagran Prakashan Ltd.	39,685	34,003
*	Jai Balaji Industries Ltd.	16,565	22,963
	Jai Corp. Ltd.	10,895	11,446
*	Jain Irrigation Systems Ltd.	62,752	39,169
	Jammu & Kashmir Bank Ltd.	214,245	240,066
	Jamna Auto Industries Ltd.	98,308	93,091
	Jash Engineering Ltd.	5,472	36,334
	JB Chemicals & Pharmaceuticals Ltd.	31,244	596,098
	JBM Auto Ltd.	12,945	98,972
	Jindal Drilling & Industries Ltd.	4,578	35,022
	Jindal Poly Films Ltd.	3,455	25,838
	Jindal Saw Ltd.	199,240	583,877
	Jindal Stainless Ltd.	129,429	888,969
*	Jio Financial Services Ltd.	265,004	814,257
*	JITF Infralogistics Ltd.	4,303	20,693
	JK Paper Ltd.	51,275	190,238
	JK Tyre & Industries Ltd.	62,906	230,605
	JM Financial Ltd.	203,225	241,501
	JTEKT India Ltd.	28,591	48,017
	Jubilant Foodworks Ltd.	126,765	1,069,807
	Jubilant Ingrevia Ltd.	20,505	157,069
	Jubilant Pharmova Ltd.	38,331	401,029
	Jupiter Wagons Ltd.	28,593	118,715
*	Just Dial Ltd.	9,641	105,830
	Jyothy Labs Ltd.	64,369	283,299
*	Jyoti Structures Ltd.	308,660	66,466
	Kabra Extrusiontechnik Ltd.	2,360	7,505
	Kajaria Ceramics Ltd.	31,668	300,080
	Kalpataru Projects International Ltd.	54,286	620,735
	Kalyan Jewellers India Ltd.	45,522	276,712
	Kamdhenu Ltd.	16,110	5,141
	Kansai Nerolac Paints Ltd.	56,800	172,252
	Karnataka Bank Ltd.	70,415	163,375
	Karur Vysya Bank Ltd.	221,304	570,359
		Shares	Value»
INDIA — (Continued)
	Kaveri Seed Co. Ltd.	10,033	$169,659
*	Kaynes Technology India Ltd.	1,287	87,420
	KDDL Ltd.	2,574	78,809
	KEC International Ltd.	50,474	417,623
	KEI Industries Ltd.	20,622	743,397
*	Kellton Tech Solutions Ltd.	7,971	10,057
	Kennametal India Ltd.	2,523	61,667
*	Kewal Kiran Clothing Ltd.	6,875	36,313
*	Kiri Industries Ltd.	3,092	21,479
	Kirloskar Brothers Ltd.	15,580	315,193
*	Kirloskar Electric Co. Ltd.	9,045	13,540
	Kirloskar Ferrous Industries Ltd.	32,419	176,385
	Kirloskar Industries Ltd.	302	10,675
	Kirloskar Oil Engines Ltd.	38,184	336,606
	Kirloskar Pneumatic Co. Ltd.	8,928	118,777
	Kitex Garments Ltd.	17,026	48,641
	KNR Constructions Ltd.	78,899	203,267
	Kolte-Patil Developers Ltd.	11,761	46,978
	Kotak Mahindra Bank Ltd.	56,768	1,479,579
	KPIT Technologies Ltd.	53,400	787,335
	KPR Mill Ltd.	33,229	393,108
	KRBL Ltd.	25,358	93,525
	Krsnaa Diagnostics Ltd.	3,412	29,557
	KSB Ltd.	17,455	149,980
	Ksolves India Ltd.	3,408	17,346
	L&T Finance Ltd.	207,835	403,877
Ω	L&T Technology Services Ltd.	6,682	336,744
	LA Opala RG Ltd.	10,121	27,321
Ω	Laurus Labs Ltd.	21,945	156,425
	Laxmi Organic Industries Ltd.	25,081	51,670
*Ω	Lemon Tree Hotels Ltd.	108,716	174,739
	LG Balakrishnan & Bros Ltd.	13,711	192,332
	LIC Housing Finance Ltd.	140,347	996,648
	Lloyds Engineering Works Ltd.	124,247	80,009

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Lloyds Metals & Energy Ltd.	9,309	$133,226
	LMW Ltd.	1,072	205,469
	LT Foods Ltd.	85,633	350,052
Ω	LTIMindtree Ltd.	17,175	929,048
	Lumax Auto Technologies Ltd.	17,711	108,889
	Lumax Industries Ltd.	1,385	38,572
	LUX Industries Ltd.	2,738	44,382
	Madhya Bharat Agro Products Ltd.	6,920	21,369
	Mahanagar Gas Ltd.	19,385	307,190
	Maharashtra Scooters Ltd.	909	122,872
	Maharashtra Seamless Ltd.	18,304	141,436
	Mahindra & Mahindra Financial Services Ltd.	142,227	440,228
	Mahindra & Mahindra Ltd.	167,531	5,786,047
*	Mahindra Holidays & Resorts India Ltd.	26,275	96,049
	Mahindra Lifespace Developers Ltd.	26,287	106,528
Ω	Mahindra Logistics Ltd.	11,323	40,601
*	Man Industries India Ltd.	11,126	35,993
	Man Infraconstruction Ltd.	54,264	98,008
	Manappuram Finance Ltd.	314,625	857,351
	Manorama Industries Ltd.	855	12,853
	Marico Ltd.	127,704	1,071,463
Ω	Marine Electricals India Ltd.	27,197	60,470
	Maruti Suzuki India Ltd.	14,284	2,063,930
Ω	MAS Financial Services Ltd.	23,631	74,571
	Mastek Ltd.	7,940	197,130
Ω	Matrimony.com Ltd.	1,070	6,345
*	Max Estates Ltd.	12,691	61,374
*	Max Financial Services Ltd.	16,793	258,095
	Mayur Uniquoters Ltd.	9,607	52,326
	Mazagon Dock Shipbuilders Ltd.	9,562	345,250
Ω	Medi Assist Healthcare Services Ltd.	11,864	63,013
		Shares	Value»
INDIA — (Continued)
*	Medplus Health Services Ltd.	15,950	$148,620
*	Meghmani Organics Ltd.	31,708	25,493
*Ω	Metropolis Healthcare Ltd.	10,176	204,934
	Minda Corp. Ltd.	35,037	201,925
Ω	Mishra Dhatu Nigam Ltd.	14,968	54,273
	MM Forgings Ltd.	11,976	48,212
	MOIL Ltd.	33,311	124,321
	Mold-Tek Packaging Ltd.	2,105	12,621
	Monte Carlo Fashions Ltd.	7,517	50,792
	Motherson Sumi Wiring India Ltd.	632,024	416,228
	Motilal Oswal Financial Services Ltd.	77,360	596,794
	Mphasis Ltd.	30,721	892,432
	MPS Ltd.	1,542	41,253
	MRF Ltd.	607	963,790
	Mrs Bectors Food Specialities Ltd.	14,189	248,835
	Muthoot Finance Ltd.	43,123	1,105,849
*	Nalwa Sons Investments Ltd.	488	39,892
*Ω	Navkar Corp. Ltd.	21,553	25,557
	Navneet Education Ltd.	43,763	73,759
*	Nazara Technologies Ltd.	7,441	88,444
	NBCC India Ltd.	232,518	260,806
	NELCO Ltd.	3,866	37,588
	Neogen Chemicals Ltd.	2,988	54,231
	NESCO Ltd.	11,313	125,898
*	Network18 Media & Investments Ltd.	42,666	22,143
	Neuland Laboratories Ltd.	4,643	656,896
	Newgen Software Technologies Ltd.	21,752	253,856
	NHPC Ltd.	506,375	511,193
	NIIT Learning Systems Ltd.	36,285	159,930
	NIIT Ltd.	36,285	55,373
	Nilkamal Ltd.	2,955	56,054
Ω	Nippon Life India Asset Management Ltd.	69,564	520,660
	Nitin Spinners Ltd.	5,171	21,454
	NOCIL Ltd.	41,904	86,983

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NRB Bearings Ltd.	23,005	$59,101
	Nucleus Software Exports Ltd.	3,391	34,790
	Nuvama Wealth Management Ltd.	2,740	198,859
	Oberoi Realty Ltd.	30,016	581,271
	One 97 Communications Ltd.	57,591	583,277
*	Onesource Specialty Pharma Ltd.	14,592	279,148
*	Optiemus Infracom Ltd.	3,204	19,640
	Oracle Financial Services Software Ltd.	8,230	847,413
*	Orchid Pharma Ltd.	1,156	10,992
	Orient Electric Ltd.	33,170	91,132
	Oriental Aromatics Ltd.	439	1,752
	Oriental Hotels Ltd.	27,350	45,939
	Page Industries Ltd.	1,369	732,487
	Paisalo Digital Ltd.	271,759	103,470
*	Pakka Ltd.	6,623	13,394
*	Panacea Biotec Ltd.	2,792	18,137
	Panama Petrochem Ltd.	12,821	55,518
Ω	Parag Milk Foods Ltd., Class F	20,587	43,827
*	Paramount Communications Ltd.	24,044	13,813
	Patanjali Foods Ltd.	12,597	283,130
*	Patel Engineering Ltd.	179,788	91,043
*	PB Fintech Ltd.	21,312	409,850
*	PC Jeweller Ltd.	712,610	103,138
	PDS Ltd.	11,156	49,370
	Pearl Global Industries Ltd.	4,305	49,149
*	Peninsula Land Ltd.	50,781	16,995
	Persistent Systems Ltd.	28,730	1,797,072
	Petronet LNG Ltd.	392,819	1,456,294
	PG Electroplast Ltd.	46,885	470,567
	Phoenix Mills Ltd.	22,718	441,177
	PI Industries Ltd.	16,074	689,705
	Pidilite Industries Ltd.	24,355	874,438
	Piramal Enterprises Ltd.	50,304	573,387
	Pitti Engineering Ltd.	3,865	43,388
	PIX Transmissions Ltd.	848	14,539
	PNB Gilts Ltd.	7,393	8,565
		Shares	Value»
INDIA — (Continued)
*Ω	PNB Housing Finance Ltd.	51,404	$616,386
	PNC Infratech Ltd.	65,386	205,125
	Pokarna Ltd.	2,699	28,825
	Polycab India Ltd.	10,419	677,058
	Polyplex Corp. Ltd.	3,776	54,482
*	Poonawalla Fincorp Ltd.	55,541	247,034
	Power Finance Corp. Ltd.	482,126	2,324,493
	Power Grid Corp. of India Ltd.	444,174	1,601,406
	Power Mech Projects Ltd.	7,156	223,489
	Praj Industries Ltd.	50,301	275,046
	Prakash Pipes Ltd.	3,326	16,197
Ω	Prataap Snacks Ltd.	3,362	48,175
	Precision Camshafts Ltd.	3,589	6,546
	Precision Wires India Ltd.	17,154	27,043
	Prestige Estates Projects Ltd.	38,263	618,520
*	Pricol Ltd.	27,417	142,165
	Prince Pipes & Fittings Ltd.	16,968	50,653
	Privi Speciality Chemicals Ltd.	2,721	63,889
	Procter & Gamble Health Ltd.	3,293	197,105
	Procter & Gamble Hygiene & Health Care Ltd.	2,103	355,037
*	PSP Projects Ltd.	5,467	41,033
*	PTC India Financial Services Ltd.	130,035	49,071
	PTC India Ltd.	117,477	245,398
	Punjab National Bank	338,432	400,041
*	Puravankara Ltd.	22,913	62,588
*	PVR Inox Ltd.	16,315	180,881
Ω	Quess Corp. Ltd.	28,544	110,928
	R Systems International Ltd.	12,310	45,625
	Rail Vikas Nigam Ltd.	65,392	269,878
	Rain Industries Ltd.	85,963	143,036
*	Rajesh Exports Ltd.	11,590	24,781
	Rallis India Ltd.	36,557	102,454
	Ram Ratna Wires Ltd.	1,663	10,080
*	Rama Steel Tubes Ltd.	86,570	10,054
	Ramco Industries Ltd.	17,856	48,520
*	Ramco Systems Ltd.	8,780	38,812

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ramkrishna Forgings Ltd.	50,143	$352,703
*	Ramky Infrastructure Ltd.	7,335	40,480
	Rane Holdings Ltd.	761	11,538
	Rashtriya Chemicals & Fertilizers Ltd.	86,442	139,270
*	Rategain Travel Technologies Ltd.	5,665	28,959
	Ratnamani Metals & Tubes Ltd.	9,623	308,104
Ω	RBL Bank Ltd.	140,211	330,248
	REC Ltd.	455,670	2,261,805
	Redington Ltd.	374,937	1,086,490
	Redtape Ltd.	80,105	124,907
*	Refex Industries Ltd.	12,904	61,994
	Reliance Industrial Infrastructure Ltd.	2,954	29,665
Ω	Reliance Industries Ltd. (RIGD LI), GDR	197	12,838
	Reliance Industries Ltd. (RIL IN)	252,254	4,158,696
Ω	Reliance Industries Ltd. (RLNIY US), GDR	86,638	5,657,461
*	Religare Enterprises Ltd.	27,579	68,747
	Repco Home Finance Ltd.	17,731	83,886
	Responsive Industries Ltd.	8,863	18,699
	Rico Auto Industries Ltd.	28,598	21,538
	RITES Ltd.	39,156	104,268
	Rossari Biotech Ltd.	5,064	39,245
	Route Mobile Ltd.	6,998	78,815
*	RPSG Ventures Ltd.	3,954	37,989
	Rupa & Co. Ltd.	4,478	10,377
	Safari Industries India Ltd.	9,000	212,913
	Saksoft Ltd.	14,025	25,390
*Ω	Salasar Techno Engineering Ltd.	258,891	26,405
	Sammaan Capital Ltd.	184,208	263,623
	Samvardhana Motherson International Ltd.	728,552	1,146,820
	Sandhar Technologies Ltd.	9,738	42,519
	Sandur Manganese & Iron Ores Ltd.	3,261	17,606
	Sangam India Ltd.	4,409	20,337
		Shares	Value»
INDIA — (Continued)
	Sanghvi Movers Ltd.	8,185	$25,626
	Sanofi Consumer Healthcare India Ltd.	2,034	118,622
Ω	Sansera Engineering Ltd.	17,379	221,013
*	Sapphire Foods India Ltd.	72,390	271,265
	Saregama India Ltd.	17,903	110,760
	Sasken Technologies Ltd.	2,274	40,844
*	Satin Creditcare Network Ltd.	25,445	49,492
	Savita Oil Technologies Ltd.	9,986	43,788
*	SBFC Finance Ltd.	63,398	76,029
	SBI Cards & Payment Services Ltd.	46,759	481,296
Ω	SBI Life Insurance Co. Ltd.	56,314	1,174,754
	Schaeffler India Ltd.	8,670	354,939
*	Schneider Electric Infrastructure Ltd.	23,412	160,127
*	SEAMEC Ltd.	2,917	33,660
	Senco Gold Ltd.	16,665	68,033
*	SEPC Ltd.	287,033	47,700
*	Sequent Scientific Ltd.	34,602	58,737
	Seshasayee Paper & Boards Ltd.	18,452	59,031
Ω	SH Kelkar & Co. Ltd.	19,183	45,098
	Shaily Engineering Plastics Ltd.	3,787	68,112
	Shakti Pumps India Ltd.	24,768	246,675
	Shankara Building Products Ltd.	3,629	25,993
	Shanthi Gears Ltd.	5,846	32,972
	Sharda Cropchem Ltd.	9,213	59,583
	Sharda Motor Industries Ltd.	5,638	113,898
	Share India Securities Ltd.	25,564	44,745
*	Sheela Foam Ltd.	11,443	86,793
*	Shilpa Medicare Ltd.	16,072	122,545
	Shipping Corp. of India Land & Assets Ltd.	79,327	44,700
	Shipping Corp. of India Ltd.	79,327	166,228
	Shivalik Bimetal Controls Ltd.	5,855	30,213
*	Shoppers Stop Ltd.	12,663	76,483

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Shree Renuka Sugars Ltd.	147,625	$50,230
	Shriram Finance Ltd.	352,655	2,544,308
	Shriram Pistons & Rings Ltd.	5,625	119,952
*	Shriram Properties Ltd.	21,479	19,328
	Siemens Energy India Ltd.	4,010	117,625
	Siemens Ltd.	4,010	136,506
*	SIS Ltd.	16,381	65,449
	Siyaram Silk Mills Ltd.	11,087	86,689
	SJS Enterprises Ltd.	8,889	97,692
	SJVN Ltd.	126,770	140,624
	SKF India Ltd.	9,711	445,833
	Skipper Ltd.	5,145	27,696
	SML ISUZU Ltd.	418	7,593
	Snowman Logistics Ltd.	49,401	30,278
	Sobha Ltd.	19,233	301,632
*	Solara Active Pharma Sciences Ltd.	4,387	25,647
	Somany Ceramics Ltd.	8,051	40,145
Ω	Sona Blw Precision Forgings Ltd.	1,820	10,340
	Sonata Software Ltd.	64,795	320,077
	South Indian Bank Ltd.	591,857	179,906
*	SP Apparels Ltd.	2,998	25,870
*	Spandana Sphoorty Financial Ltd.	12,263	39,822
	SRF Ltd.	20,744	737,082
*	Star Cement Ltd.	23,860	61,949
	State Bank of India (SBID LI), GDR	758	70,776
	State Bank of India (SBIN IN)	345,608	3,223,542
	State Bank of India (SBKFF US), GDR	5,453	508,220
*	Sterlite Technologies Ltd.	37,796	27,573
	STL Networks Ltd.	37,796	11,569
	Stove Kraft Ltd.	4,441	31,770
	Strides Pharma Science Ltd.	29,185	222,065
*	Stylam Industries Ltd.	3,236	60,213
	Styrenix Performance Materials Ltd.	4,025	130,361
*	Subex Ltd.	185,975	26,503
	Subros Ltd.	11,222	79,741
	Sudarshan Chemical Industries Ltd.	18,585	223,713
		Shares	Value»
INDIA — (Continued)
	Sumitomo Chemical India Ltd.	32,053	$192,191
	Sun TV Network Ltd.	53,547	392,411
	Sundaram Finance Ltd.	17,197	1,065,472
	Sundaram-Clayton Ltd.	511	11,975
	Sundram Fasteners Ltd.	42,894	464,683
	Sundrop Brands Ltd.	3,238	29,526
	Sunteck Realty Ltd.	29,355	139,265
	Suprajit Engineering Ltd.	34,194	155,346
	Supreme Industries Ltd.	13,370	559,389
	Supreme Petrochem Ltd.	34,151	263,778
	Supriya Lifescience Ltd.	5,584	42,683
*	Suratwwala Business Group Ltd.	7,685	3,989
	Surya Roshni Ltd.	7,170	21,715
*	Suzlon Energy Ltd.	1,385,148	917,065
	Swaraj Engines Ltd.	2,802	135,209
	Swelect Energy Systems Ltd.	517	3,647
	Symphony Ltd.	3,005	40,911
	TAJGVK Hotels & Resorts Ltd.	4,833	23,299
	Talbros Automotive Components Ltd.	6,205	18,338
	Tamil Nadu Newsprint & Papers Ltd.	20,871	32,581
	Tamilnad Mercantile Bank Ltd.	14,761	76,548
	Tanla Platforms Ltd.	26,856	151,508
*	TARC Ltd.	46,758	85,487
	Tata Chemicals Ltd.	75,271	743,185
	Tata Communications Ltd.	27,247	510,572
	Tata Consultancy Services Ltd.	118,339	4,799,965
	Tata Consumer Products Ltd.	43,505	597,321
	Tata Elxsi Ltd.	8,368	567,728
	Tata Motors Ltd.	486,145	3,700,449
	TCI Express Ltd.	3,568	28,728
	TCPL Packaging Ltd.	500	21,432
	TD Power Systems Ltd.	56,541	286,411
*	TeamLease Services Ltd.	2,660	59,169
	Tech Mahindra Ltd.	87,601	1,552,944

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Techno Electric & Engineering Co. Ltd.	12,560	$157,601
*	Technocraft Industries India Ltd.	1,006	28,146
	Tega Industries Ltd.	5,396	85,862
	Texmaco Rail & Engineering Ltd.	102,092	162,968
	Thanga Mayil Jewellery Ltd.	1,437	35,695
	Thejo Engineering Ltd.	954	20,131
	Thermax Ltd.	3,161	122,672
	Thirumalai Chemicals Ltd.	35,877	104,931
	Thomas Cook India Ltd.	64,054	101,750
Ω	Thyrocare Technologies Ltd.	8,171	84,652
	Time Technoplast Ltd.	87,932	349,095
	Timken India Ltd.	12,392	359,485
	Tips Music Ltd.	11,929	88,971
	Titagarh Rail System Ltd.	26,768	235,987
	Titan Co. Ltd.	51,149	2,029,355
	Torrent Power Ltd.	34,185	619,314
	Tourism Finance Corp. of India Ltd.	39,599	92,868
	Transformers & Rectifiers India Ltd.	9,822	57,326
	TransIndia Real Estate Ltd.	41,140	16,375
	Transport Corp. of India Ltd.	15,066	185,121
	Trent Ltd.	30,142	1,829,048
	Trident Ltd.	357,775	113,163
	Triveni Engineering & Industries Ltd.	40,566	196,196
	Triveni Turbine Ltd.	38,438	233,884
	TTK Prestige Ltd.	13,592	97,604
	Tube Investments of India Ltd.	21,994	750,636
	TVS Holdings Ltd.	2,529	272,053
	TVS Motor Co. Ltd.	49,260	1,546,849
	TVS Srichakra Ltd.	2,015	67,994
	Uflex Ltd.	16,579	108,520
*	Ugro Capital Ltd.	18,105	37,353
Ω	Ujjivan Small Finance Bank Ltd.	305,527	153,617
*	Unichem Laboratories Ltd.	9,330	66,398
	Union Bank of India Ltd.	398,765	591,665
	Universal Cables Ltd.	1,264	6,595
		Shares	Value»
INDIA — (Continued)
	UNO Minda Ltd.	51,883	$544,054
*	UPL Ltd.	151,878	1,155,845
*	Urja Global Ltd.	42,326	6,644
	Usha Martin Ltd.	56,679	194,615
	UTI Asset Management Co. Ltd.	22,187	266,180
*	V2 Retail Ltd.	8,796	176,237
*	VA Tech Wabag Ltd.	21,305	325,430
	Vadilal Industries Ltd.	247	18,495
	Vaibhav Global Ltd.	19,165	49,322
*	Valor Estate Ltd.	64,484	133,034
	Vardhman Textiles Ltd.	65,806	351,399
*Ω	Varroc Engineering Ltd.	19,549	99,859
	Varun Beverages Ltd.	213,816	1,313,377
*	Vascon Engineers Ltd.	8,915	4,171
	Vedant Fashions Ltd.	7,605	69,694
	Veedol Corporation Ltd.	2,844	49,393
	Venky's India Ltd.	2,715	54,126
Ω	Venus Pipes & Tubes Ltd.	1,949	27,907
*	Veranda Learning Solutions Ltd.	4,033	9,873
	Vesuvius India Ltd.	2,987	164,209
	V-Guard Industries Ltd.	68,621	292,565
	Vidhi Specialty Food Ingredients Ltd.	3,169	16,311
	Vimta Labs Ltd.	1,593	18,956
	Vinati Organics Ltd.	7,186	137,527
	Vindhya Telelinks Ltd.	2,483	39,113
*	VIP Industries Ltd.	7,555	27,270
*	VL E-Governance & IT Solutions Ltd.	21,625	12,292
*	V-Mart Retail Ltd.	1,320	50,965
*	Vodafone Idea Ltd.	3,782,439	318,582
	Voltamp Transformers Ltd.	2,307	199,338
	Voltas Ltd.	32,423	473,796
	VRL Logistics Ltd.	14,872	80,019
	VST Tillers Tractors Ltd.	2,106	88,056
*	Walchandnagar Industries Ltd.	5,294	11,352
*	Websol Energy System Ltd.	9,186	142,383
	Welspun Corp. Ltd.	60,698	549,388
	Welspun Enterprises Ltd.	28,742	161,014
	Welspun Living Ltd.	146,012	217,939

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	West Coast Paper Mills Ltd.	12,665	$66,866
*	Westlife Foodworld Ltd.	25,414	198,636
	Whirlpool of India Ltd.	22,843	337,935
	Windlas Biotech Ltd.	2,051	23,372
	Wipro Ltd.	366,393	1,043,419
	Wonderla Holidays Ltd.	6,771	54,006
	Yasho Industries Ltd.	693	13,760
*	Yes Bank Ltd.	2,017,887	423,296
	Zee Entertainment Enterprises Ltd.	350,220	438,278
	Zensar Technologies Ltd.	68,025	580,904
TOTAL INDIA			300,048,468
INDONESIA — (1.2%)
*	Adhi Karya Persero Tbk. PT	1,028,425	18,091
	Adi Sarana Armada Tbk. PT	778,400	32,191
*	Agung Semesta Sejahtera Tbk. PT	1,060,900	574
*	Alam Sutera Realty Tbk. PT	6,226,300	48,042
	Arwana Citramulia Tbk. PT	1,905,200	67,384
	Aspirasi Hidup Indonesia Tbk. PT	3,662,100	117,904
	Astra Agro Lestari Tbk. PT	250,667	89,808
	Astra Otoparts Tbk. PT	444,800	58,420
	Avia Avian Tbk. PT	3,083,100	77,391
	Bank Amar Indonesia Tbk. PT	1,597,862	16,180
	Bank BTPN Syariah Tbk. PT	1,126,400	80,419
*	Bank Bukopin Tbk. PT	13,112,043	48,117
	Bank Central Asia Tbk. PT	5,161,400	2,744,266
*	Bank China Construction Bank Indonesia Tbk. PT	4,112,500	16,866
*	Bank Jago Tbk. PT	73,200	8,158
	Bank Mandiri Persero Tbk. PT	6,940,988	2,049,725
*	Bank Mayapada International Tbk. PT	6,494,246	76,983
		Shares	Value»
INDONESIA — (Continued)
	Bank Maybank Indonesia Tbk. PT	6,214,700	$77,033
*	Bank Nationalnobu Tbk. PT	515,300	19,727
	Bank Negara Indonesia Persero Tbk. PT	2,210,000	556,918
*	Bank Neo Commerce Tbk. PT	2,864,700	44,895
	Bank OCBC Nisp Tbk. PT	1,188,200	93,393
*	Bank Pan Indonesia Tbk. PT	954,200	92,464
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,375,943	71,731
*	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,735,000	54,333
	Bank Rakyat Indonesia Persero Tbk. PT	7,548,786	1,748,372
	Bank Syariah Indonesia Tbk. PT	2,147,461	369,347
	Bank Tabungan Negara Persero Tbk. PT	2,178,081	138,456
	Barito Pacific Tbk. PT	2,220,303	99,602
	BFI Finance Indonesia Tbk. PT	3,877,100	204,867
*	Bintang Oto Global Tbk. PT	9,700	327
	BISI International Tbk. PT	932,700	56,778
	Blue Bird Tbk. PT	295,600	30,846
*	Buana Lintas Lautan Tbk. PT	8,333,400	58,742
*	Bukalapak.com Tbk. PT	20,529,600	179,605
*	Bumi Resources Minerals Tbk. PT	6,912,100	159,367
*	Bumi Serpong Damai Tbk. PT	2,174,000	113,277
	Chandra Asri Pacific Tbk. PT	151,600	72,018
	Charoen Pokphand Indonesia Tbk. PT	940,915	268,305
	Ciputra Development Tbk. PT	4,535,500	251,420
	Cisarua Mountain Dairy Tbk. PT	374,200	103,219

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Citra Marga Nusaphala Persada Tbk. PT	1,135,202	$95,595
	Dayamitra Telekomunikasi PT	3,586,900	133,879
	Dharma Satya Nusantara Tbk. PT	1,937,400	89,320
	Elnusa Tbk. PT	1,746,000	48,606
	Erajaya Swasembada Tbk. PT	5,078,600	142,344
	ESSA Industries Indonesia Tbk. PT	2,126,300	77,499
	Gajah Tunggal Tbk. PT	418,200	27,727
	Garudafood Putra Putri Jaya Tbk. PT	3,882,200	90,285
	Hexindo Adiperkasa Tbk. PT	105,600	29,941
	Hillcon Tbk. PT	785,000	15,040
	Impack Pratama Industri Tbk. PT	2,994,200	60,584
	Indah Kiat Pulp & Paper Tbk. PT	1,051,700	326,540
	Indofood CBP Sukses Makmur Tbk. PT	286,200	195,591
	Indofood Sukses Makmur Tbk. PT	1,190,100	574,071
	Indomobil Sukses Internasional Tbk. PT	472,400	24,650
	Indosat Tbk. PT	1,320,000	138,947
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,799,372	100,356
*††	Inti Agri Resources Tbk. PT	3,873,200	0
*	Intiland Development Tbk. PT	1,708,900	15,846
	Japfa Comfeed Indonesia Tbk. PT	2,423,400	265,881
	Jasa Marga Persero Tbk. PT	565,926	146,005
	Jaya Real Property Tbk. PT	562,800	24,084
*	Kawasan Industri Jababeka Tbk. PT	8,814,068	91,897
	KMI Wire & Cable Tbk. PT	1,054,000	24,943
	Map Aktif Adiperkasa PT	3,588,000	140,388
	Matahari Department Store Tbk. PT	303,900	32,175
		Shares	Value»
INDONESIA — (Continued)
	Mayora Indah Tbk. PT	1,404,425	$192,845
	MD Entertainment Tbk. PT	137,000	20,852
*	Media Nusantara Citra Tbk. PT	2,884,200	45,589
*	Merdeka Battery Materials Tbk. PT	1,826,700	34,197
*	Merdeka Copper Gold Tbk. PT	1,062,521	106,950
	Metrodata Electronics Tbk. PT	2,389,000	80,516
	Metropolitan Kentjana Tbk. PT	9,800	14,684
	Mitra Adiperkasa Tbk. PT	4,680,600	385,366
	Mitra Pinasthika Mustika Tbk. PT	665,400	41,356
*	MNC Digital Entertainment Tbk. PT	764,900	21,761
*	MNC Land Tbk. PT	19,376,200	144,799
	Mulia Industrindo Tbk. PT	1,559,300	27,068
	Nippon Indosari Corpindo Tbk. PT	471,744	24,593
Ω	Nusantara Sejahtera Raya Tbk. PT	1,375,300	11,777
	Pabrik Kertas Tjiwi Kimia Tbk. PT	631,300	195,006
	Pakuwon Jati Tbk. PT	7,517,900	172,804
*	Panin Financial Tbk. PT	5,975,200	139,040
*	Paninvest Tbk. PT	314,700	20,127
	Pantai Indah Kapuk Dua Tbk. PT	65,500	44,976
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,671,500	117,802
*††	Pool Advista Indonesia Tbk. PT	350,400	198
*	PP Persero Tbk. PT	995,000	24,413
	Prodia Widyahusada Tbk. PT	61,100	10,230
*	Puradelta Lestari Tbk. PT	3,337,300	34,954
*††	Rimo International Lestari Tbk. PT	18,540,300	0
	Rukun Raharja Tbk. PT	486,500	63,658
	Salim Ivomas Pratama Tbk. PT	1,908,700	47,361

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Sampoerna Agro Tbk. PT	487,800	$68,462
	Samudera Indonesia Tbk. PT	4,974,500	76,161
	Sarana Menara Nusantara Tbk. PT	10,744,100	368,752
	Sariguna Primatirta Tbk. PT	1,029,900	88,793
	Sawit Sumbermas Sarana Tbk. PT	1,510,300	142,057
	Selamat Sempurna Tbk. PT	1,169,600	125,582
*	Sinar Mas Multiartha Tbk. PT	16,500	15,598
*††	Sri Rejeki Isman Tbk. PT	6,771,700	11,167
	Steel Pipe Industry of Indonesia PT	1,516,900	25,395
	Sumber Alfaria Trijaya Tbk. PT	3,303,900	427,705
	Summarecon Agung Tbk. PT	4,993,220	129,785
	Surya Semesta Internusa Tbk. PT	2,192,100	111,519
*††	Suryainti Permata Tbk. PT	1,280,000	0
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	42,948	671,277
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,536,500	242,181
	Temas Tbk. PT	3,434,000	28,733
	Tempo Scan Pacific Tbk. PT	330,100	52,511
	Tower Bersama Infrastructure Tbk. PT	671,400	80,283
*††	Trada Alam Minera Tbk. PT	12,608,800	0
	Transcoal Pacific Tbk. PT	318,300	106,810
	Trimegah Bangun Persada Tbk. PT	1,089,600	45,905
	Triputra Agro Persada PT	2,299,200	135,123
	Tunas Baru Lampung Tbk. PT	1,575,685	65,510
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,196,000	99,844
	Unilever Indonesia Tbk. PT	1,734,600	178,934
		Shares	Value»
INDONESIA — (Continued)
*	Vale Indonesia Tbk. PT	605,854	$90,832
*	Waskita Beton Precast Tbk. PT	2,028,700	1,862
*††	Waskita Karya Persero Tbk. PT	3,281,726	7,489
*	Wijaya Karya Persero Tbk. PT	2,898,349	35,618
	XLSMART Telecom Sejahtera Tbk. PT	3,041,649	393,793
TOTAL INDONESIA			19,178,358
KUWAIT — (0.7%)
	A'ayan Leasing & Investment Co. KSCP	336,575	178,058
	A'ayan Real Estate Co. SAK	51,762	15,079
	Agility Public Warehousing Co. KSC	299,697	257,387
	Al Ahli Bank of Kuwait KSCP	161,939	160,448
	Ali Alghanim Sons Automotive Co. KSCC	48,763	166,819
*	Alimtiaz Investment Group KSC	438,888	42,978
	Arzan Financial Group for Financing & Investment KPSC	238,557	229,096
*	Asiya Capital Investments Co. KSCP	335,749	38,986
	Boubyan Bank KSCP	55,818	123,697
	Boubyan Petrochemicals Co. KSCP	150,745	341,778
	Boursa Kuwait Securities Co. KPSC	31,948	282,811
	Burgan Bank SAK	204,057	150,107
	Combined Group Contracting Co. SAK	41,185	87,090
	Commercial Facilities Co. SAKP	68,938	61,811
	Commercial Real Estate Co. KSC	383,605	209,177
	Gulf Bank KSCP	389,916	427,948

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Gulf Cables & Electrical Industries Group Co. KSCP	42,508	$313,113
	Heavy Engineering & Ship Building Co. KSCP	52,705	159,794
	Humansoft Holding Co. KSC	33,856	262,205
*	IFA Hotels & Resorts-KPSC	3,581	16,882
	Integrated Holding Co. KCSC	85,708	159,622
	Jazeera Airways Co. KSCP	32,853	119,526
	KAMCO Investment Co. KSC	28,922	11,251
	Kuwait Financial Centre SAK	137,469	62,957
	Kuwait International Bank KSCP	442,146	326,827
	Kuwait Investment Co. SAK	95,038	53,439
	Kuwait Real Estate Co. KSC	256,128	314,341
	Kuwait Telecommunications Co.	126,666	224,026
	Mabanee Co. KPSC	120,807	312,318
	Mezzan Holding Co. KSCC	54,368	169,363
	Mobile Telecommunications Co. KSCP	767,433	1,185,442
	National Bank of Kuwait SAKP	864,466	2,688,413
*	National Consumer Holding Co. SAK	70,870	27,030
	National Industries Group Holding SAK	513,176	417,369
	National Investments Co. KSCP	220,422	178,003
*	Privatization Holding Co. KSCP	96,075	16,553
*	Rasiyat Holding Co.	8,861	10,129
	Salhia Real Estate Co. KSCP	116,882	171,632
	Securities House KSC	156,467	35,051
	Specialities Group Holding Co. KSCC	50,827	27,867
*††	Sultan Center Food Products Co. KSC	4,567	536
		Shares	Value»
KUWAIT — (Continued)
*	Warba Bank KSCP	1,368,962	$992,571
TOTAL KUWAIT			11,029,530
LUXEMBOURG — (0.0%)
*Ω	Allegro.eu SA	40,560	355,890
MALAYSIA — (1.4%)
	Able Global Bhd.	41,700	14,691
#	Aeon Co. M Bhd.	300,700	102,214
#	AEON Credit Service M Bhd.	90,180	124,572
#	AFFIN Bank Bhd.	133,292	81,785
	Ajinomoto Malaysia Bhd.	7,500	24,830
	Alliance Bank Malaysia Bhd.	373,800	379,281
	Allianz Malaysia Bhd.	23,400	100,009
	AME Elite Consortium Bhd.	127,000	47,093
#	AMMB Holdings Bhd. (AMM MK)	431,075	515,744
	Ancom Nylex Bhd.	203,882	45,838
	Apex Healthcare Bhd.	30,850	16,378
*	Astro Malaysia Holdings Bhd.	350,300	14,264
	Aumas Resources Bhd.	295,500	50,621
	Aurelius Technologies Bhd.	44,100	32,317
#	Axiata Group Bhd.	805,348	391,958
#	Bank Islam Malaysia Bhd.	289,730	164,610
	Batu Kawan Bhd.	39,200	171,944
#*	Bermaz Auto Bhd.	306,800	74,672
	Beshom Holdings Bhd.	72,811	12,193
*	Bumi Armada Bhd.	1,459,600	165,870
#	Bursa Malaysia Bhd.	136,900	234,488
#	Cahya Mata Sarawak Bhd.	334,800	73,086
	Cape Ems Bhd.	634,800	36,109
#	CB Industrial Product Holding Bhd.	114,580	28,641
	CCK Consolidated Holdings Bhd.	38,000	11,525
	CelcomDigi Bhd.	494,200	437,897
*	Chin Hin Group Bhd.	71,900	34,090
#	CIMB Group Holdings Bhd.	1,193,549	1,971,629
	Coastal Contracts Bhd.	100,500	32,091
	Crescendo Corp. Bhd.	68,600	18,463

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	CSC Steel Holdings Bhd.	104,200	$27,567
	CTOS Digital Bhd.	375,700	86,181
#	D&O Green Technologies Bhd.	146,000	44,019
#*	Dagang NeXchange Bhd.	936,800	56,424
#	Dayang Enterprise Holdings Bhd.	244,545	97,626
#	Dialog Group Bhd.	384,714	130,272
	DRB-Hicom Bhd.	391,300	75,731
#	Duopharma Biotech Bhd.	139,397	39,064
	Dutch Lady Milk Industries Bhd.	6,400	41,529
	DXN Holdings Bhd.	155,100	18,537
#	Eastern & Oriental Bhd.	297,900	54,528
	Eco World Development Group Bhd.	361,200	157,507
*	Ekovest Bhd.	793,150	57,007
	Farm Fresh Bhd.	206,100	87,474
	FGV Holdings Bhd.	217,300	54,951
#	Formosa Prosonic Industries Bhd.	83,700	43,658
	Fraser & Neave Holdings Bhd.	37,600	235,450
#	Frontken Corp. Bhd.	399,650	325,191
#	Gamuda Bhd.	297,191	292,813
	Gas Malaysia Bhd.	96,300	94,348
	Genting Plantations Bhd.	73,400	82,222
#	Globetronics Technology Bhd.	78,700	8,679
*	Greatech Technology Bhd.	248,400	83,945
	Guan Chong Bhd.	90,600	71,031
	HAP Seng Consolidated Bhd.	102,120	65,404
	Hap Seng Plantations Holdings Bhd.	101,200	45,294
	Hartalega Holdings Bhd.	111,100	57,452
#*	Hengyuan Refining Co. Bhd.	61,100	22,518
#	Hextar Global Bhd.	334,560	70,677
	Hiap Teck Venture Bhd.	695,000	45,115
	Hong Leong Bank Bhd.	25,090	116,295
	Hong Leong Financial Group Bhd.	38,213	152,078
		Shares	Value»
MALAYSIA — (Continued)
	Hong Leong Industries Bhd.	26,900	$84,620
#	Hume Cement Industries Bhd.	31,200	19,490
	Hup Seng Industries Bhd.	164,800	39,735
	IGB Bhd.	96,820	61,044
	IJM Corp. Bhd.	441,414	232,495
	Inari Amertron Bhd.	140,663	62,809
#	IOI Corp. Bhd.	224,905	190,657
	IOI Properties Group Bhd.	295,710	125,538
#	ITMAX SYSTEM Bhd.	51,900	44,470
	JAKS Resources Bhd.	727,080	16,135
#	Jaya Tiasa Holdings Bhd.	239,505	61,073
*	JCY International Bhd.	195,300	16,356
#	Keck Seng Malaysia Bhd.	49,000	60,354
	Kelington Group Bhd.	147,400	115,286
#	Kenanga Investment Bank Bhd.	262,900	55,080
	Kerjaya Prospek Group Bhd.	145,309	67,097
#	Kim Loong Resources Bhd.	89,860	46,222
*	KNM Group Bhd.	277,084	2,563
	Kossan Rubber Industries Bhd.	429,600	182,429
	Kretam Holdings Bhd.	266,200	30,804
*	KSL Holdings Bhd.	131,700	47,521
#	Kuala Lumpur Kepong Bhd.	74,982	341,159
#	Lagenda Properties Bhd.	143,100	39,171
	LBS Bina Group Bhd.	391,772	45,390
#	Leong Hup International Bhd.	426,800	61,817
#*Ω	Lotte Chemical Titan Holding Bhd.	258,476	26,405
	LPI Capital Bhd.	85,900	285,515
	Magni-Tech Industries Bhd.	96,933	47,708
	Mah Sing Group Bhd.	614,652	166,561
	Malayan Banking Bhd.	589,330	1,365,658
	Malayan Flour Mills Bhd.	388,050	45,379
#	Malaysia Smelting Corp. Bhd.	91,400	52,590
	Malaysian Pacific Industries Bhd.	31,463	136,831

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Malaysian Resources Corp. Bhd.	797,188	$85,149
	Matrix Concepts Holdings Bhd.	574,612	189,403
#	Maxis Bhd.	304,900	262,159
	MBM Resources Bhd.	60,030	79,345
#	MBSB Bhd.	690,095	114,464
	Media Prima Bhd.	145,700	13,163
	Mega First Corp. Bhd.	238,800	219,493
	Mi Technovation Bhd.	92,300	39,873
#	MISC Bhd.	66,100	114,939
#	MKH Bhd.	164,215	38,894
	MKH Oil Palm East Kalimantan Bhd.	23,459	3,372
	MNRB Holdings Bhd.	186,567	87,891
#Ω	Mr. DIY Group M Bhd.	718,900	280,278
*	Muhibbah Engineering M Bhd.	254,850	36,169
	My EG Services Bhd.	1,568,110	326,955
	Nationgate Holdings Bhd.	141,500	44,771
#	NEXG Bhd.	511,900	41,004
††	Nylex Malaysia Bhd.	3,235	34
#	OCK Group Bhd.	213,600	21,057
	OSK Holdings Bhd.	402,763	158,922
#	PA Resources Bhd.	314,000	14,191
	Padini Holdings Bhd.	223,650	108,258
	Panasonic Manufacturing Malaysia Bhd.	7,300	22,850
	Pantech Group Holdings Bhd.	219,367	37,136
	Paramount Corp. Bhd.	122,940	29,932
	Pecca Group Bhd.	76,700	26,147
#	Perak Transit Bhd.	281,850	46,717
#	Petron Malaysia Refining & Marketing Bhd.	41,100	31,319
	Petronas Chemicals Group Bhd.	149,900	127,905
#	Petronas Dagangan Bhd.	12,800	58,544
	PPB Group Bhd.	92,260	265,833
#	Press Metal Aluminium Holdings Bhd.	464,700	528,163
	Public Bank Bhd.	1,956,150	2,027,850
	QES Group Bhd.	76,700	7,034
	QL Resources Bhd.	333,759	371,255
#	RCE Capital Bhd.	222,100	67,571
	REDtone Digital Bhd.	83,100	11,185
		Shares	Value»
MALAYSIA — (Continued)
	RHB Bank Bhd.	315,178	$486,150
	Sam Engineering & Equipment M Bhd.	58,500	45,043
*	Sapura Energy Bhd.	2,737,511	25,219
	Sarawak Oil Palms Bhd.	170,320	119,359
	Scientex Bhd.	253,200	205,317
#	SD Guthrie Bhd.	325,249	357,690
	Sime Darby Property Bhd.	796,500	228,770
	SKP Resources Bhd.	363,500	75,045
#*	Solarvest Holdings Bhd.	101,700	39,355
	Southern Cable Group Bhd.	48,700	12,677
	SP Setia Bhd. Group	590,168	150,301
#	Sunway Construction Group Bhd.	101,010	104,444
#*	Supermax Corp. Bhd.	584,848	107,936
#	Suria Capital Holdings Bhd.	55,420	20,118
#	Syarikat Takaful Malaysia Keluarga Bhd.	137,368	113,471
#	Ta Ann Holdings Bhd.	107,926	99,634
	Taliworks Corp. Bhd.	197,300	29,538
	Telekom Malaysia Bhd.	140,763	221,840
	Thong Guan Industries Bhd.	95,800	25,616
#	TIME dotCom Bhd.	158,100	188,696
#*	Tropicana Corp. Bhd.	229,628	62,960
#	TSH Resources Bhd.	285,100	72,070
	Uchi Technologies Bhd.	115,170	82,313
	UEM Sunrise Bhd.	532,564	88,829
	Unisem M Bhd.	65,700	30,197
	United Malacca Bhd.	20,100	23,522
	United Plantations Bhd.	51,700	274,465
	UOA Development Bhd.	185,440	72,328
	Velesto Energy Bhd.	1,498,935	53,878
	VS Industry Bhd.	892,800	162,728
#	Wasco Bhd.	102,300	21,849
#*	WCT Holdings Bhd.	392,235	60,207
#	Wellcall Holdings Bhd.	160,650	55,644
	Westports Holdings Bhd.	140,900	138,815
#	Yinson Holdings Bhd.	452,137	195,968
#	YTL Corp. Bhd.	841,547	374,273

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	YTL Power International Bhd.	281,000	$222,604
TOTAL MALAYSIA			23,013,546
MEXICO — (2.1%)
	Alfa SAB de CV, Class A	1,764,816	1,280,606
#	Alpek SAB de CV	139,367	70,499
	Alsea SAB de CV	107,353	240,704
	America Movil SAB de CV (AMXB MM)	3,261,741	2,822,557
	Arca Continental SAB de CV	59,316	624,693
*	Axtel SAB de CV	49,838	5,108
Ω	Banco del Bajio SA	382,701	918,381
	Bolsa Mexicana de Valores SAB de CV	161,806	340,931
	Cemex SAB de CV (CEMEXCPO MM)	586,116	362,540
	Cemex SAB de CV (CX US), Sponsored ADR	171,750	1,059,697
*	Cia Minera Autlan SAB de CV	25,536	7,448
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	4,546	427,915
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	22,065	208,031
*	Consorcio ARA SAB de CV	285,651	48,943
*	Controladora Alpek SAB de CV	1,764,816	277,180
*	Controladora AXTEL SAB de CV	1,529,960	49,775
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	202,812	75,704
	Corp. Actinver SAB de CV	9,800	9,245
#	Corp. Inmobiliaria Vesta SAB de CV	165,641	452,904
	Corporativo Fragua SAB de CV	1,553	39,596
	El Puerto de Liverpool SAB de CV, Class C1	24,666	113,591
#*††	Empresas ICA SAB de CV	72,400	0
		Shares	Value»
MEXICO — (Continued)
*	Financiera Independencia SAB de CV SOFOM ENR	10,475	$4,420
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	53,660	564,195
	GCC SAB de CV	64,147	539,004
	Gentera SAB de CV	623,689	1,087,373
	Gruma SAB de CV, Class B	49,499	943,133
	Grupo Aeroportuario del Centro Norte SAB de CV	83,440	918,157
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	27,704	561,384
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,507	720,724
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,549	490,320
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	10,582	334,164
#	Grupo Bimbo SAB de CV	212,532	646,683
	Grupo Carso SAB de CV	48,798	339,363
#	Grupo Comercial Chedraui SA de CV	78,207	505,202
	Grupo Elektra SAB de CV	2,722	48,581
	Grupo Financiero Banorte SAB de CV, Class O	404,362	3,467,194
*	Grupo Financiero Inbursa SAB de CV, Class O	266,673	685,499
	Grupo Herdez SAB de CV	70,991	202,361
*	Grupo Hotelero Santa Fe SAB de CV	21,807	4,181
	Grupo Industrial Saltillo SAB de CV	114,458	105,058
	Grupo Mexico SAB de CV	462,620	2,400,561
*	Grupo Pochteca SAB de CV	35,990	10,993

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Grupo Rotoplas SAB de CV	64,745	$40,015
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	2,821	79,566
*	Grupo Simec SAB de CV (SIMECB MM)	38,410	348,443
#	Grupo Televisa SAB (TLEVICPO MM)	648,440	236,091
#*Ω	Grupo Traxion SAB de CV	129,609	108,853
*	Industrias CH SAB de CV	98,329	882,482
*	Industrias Penoles SAB de CV	42,869	859,085
	Kimberly-Clark de Mexico SAB de CV, Class A	348,437	612,992
	KUO SAB de CV	28,603	61,989
	La Comer SAB de CV	126,401	236,617
	Megacable Holdings SAB de CV	400,943	975,242
*	Minera Frisco SAB de CV, Class A1	658,986	113,917
*Ω	Nemak SAB de CV	942,675	137,480
#	Orbia Advance Corp. SAB de CV	292,067	197,189
	Organizacion Cultiba SAB de CV	24,314	13,886
*	Organizacion Soriana SAB de CV, Class B	220,844	292,799
*	Promotora de Hoteles Norte 19 SAB De CV	142,008	34,180
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	41,945	469,340
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	17,304	151,770
#	Qualitas Controladora SAB de CV	37,726	417,361
	Regional SAB de CV	117,108	823,497
#*	Sitios Latinoamerica SAB de CV	326,340	56,413
		Shares	Value»
MEXICO — (Continued)
*	Vista Energy SAB de CV (VIST US), ADR	32,384	$1,462,785
#*	Vista Energy SAB de CV (VISTAA MM)	2,091	94,151
*	Vitro SAB de CV	86,697	30,306
	Wal-Mart de Mexico SAB de CV	419,691	1,329,665
TOTAL MEXICO			34,080,712
NETHERLANDS — (0.1%)
	NEPI Rockcastle NV	106,876	819,775
#	Pepco Group NV	30,079	142,339
TOTAL NETHERLANDS			962,114
PERU — (0.1%)
	Cia de Minas Buenaventura SAA, ADR	11,850	167,796
	Credicorp Ltd.	4,124	833,832
*††	Fossal SAA, ADR	2	1
	Intercorp Financial Services, Inc.	3,444	116,648
TOTAL PERU			1,118,277
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	437,000	68,633
	Aboitiz Equity Ventures, Inc.	242,600	141,117
	Aboitiz Power Corp.	80,000	53,388
	ACEN Corp.	939,900	44,930
	Apex Mining Co., Inc.	740,800	89,092
*	Atlas Consolidated Mining & Development Corp.	602,000	46,337
	Ayala Corp.	27,296	292,994
	Ayala Land, Inc.	716,460	321,403
*	AyalaLand Logistics Holdings Corp.	481,300	12,597
	Bank of the Philippine Islands	204,930	513,826
	BDO Unibank, Inc.	394,219	1,131,433
*	Cebu Air, Inc.	50,500	31,254
	Cebu Landmasters, Inc.	465,178	20,979
	Century Pacific Food, Inc.	322,800	220,305
	China Banking Corp.	382,037	622,390
	Converge Information & Communications Technology Solutions, Inc.	833,600	284,796

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Cosco Capital, Inc.	908,900	$96,041
	D&L Industries, Inc.	820,700	83,698
*	DITO CME Holdings Corp.	1,352,000	32,836
	DoubleDragon Corp.	395,590	69,023
	Filinvest Development Corp.	54,700	4,389
	First Philippine Holdings Corp.	137,850	144,323
*	Global Ferronickel Holdings, Inc.	762,228	15,129
	Globe Telecom, Inc.	8,335	289,648
	GT Capital Holdings, Inc.	31,499	276,037
	International Container Terminal Services, Inc.	105,880	647,581
	JG Summit Holdings, Inc.	772,928	234,865
	Jollibee Foods Corp.	76,320	313,490
	Keepers Holdings, Inc.	494,000	24,282
	Manila Electric Co.	27,600	281,678
	Manila Water Co., Inc.	501,800	306,432
	Megaworld Corp.	4,257,600	135,909
	Metropolitan Bank & Trust Co.	459,945	633,645
Ω	Monde Nissin Corp.	355,400	49,481
	Nickel Asia Corp.	1,764,600	80,447
	Petron Corp.	1,456,800	61,271
	Philcomsat Holdings Corp.	27,762	53,167
	Philex Mining Corp.	819,300	97,989
	Philippine National Bank	176,952	152,118
	Philippine Seven Corp.	82,300	78,354
	Philippine Stock Exchange, Inc.	5,304	18,021
*††	Phoenix Petroleum Philippines, Inc.	189,140	2,641
	PLDT, Inc. (PHI US), Sponsored ADR	1,138	26,709
	PLDT, Inc. (TEL PM)	12,390	288,644
	Puregold Price Club, Inc.	518,160	296,220
	RFM Corp.	532,000	39,674
	Rizal Commercial Banking Corp.	339,756	159,076
	Robinsons Land Corp.	814,666	170,387
	Robinsons Retail Holdings, Inc.	111,690	78,353
		Shares	Value»
PHILIPPINES — (Continued)
	Security Bank Corp.	129,126	$153,643
	Shakey's Pizza Asia Ventures, Inc.	93,500	12,972
*	Shell Pilipinas Corp.	226,990	21,151
	SM Investments Corp.	6,455	100,482
	SM Prime Holdings, Inc.	587,412	256,422
	SSI Group, Inc.	238,000	13,465
	STI Education Systems Holdings, Inc.	437,000	10,426
	Synergy Grid & Development Phils, Inc.	367,800	75,772
	Union Bank of the Philippines	256,483	148,314
	Universal Robina Corp.	216,360	320,512
	Vista Land & Lifescapes, Inc.	1,905,400	56,928
	Vistamalls, Inc.	47,400	1,277
	Wilcon Depot, Inc.	609,600	74,443
TOTAL PHILIPPINES			10,382,839
POLAND — (1.3%)
*	11 bit studios SA	278	16,111
	AB SA	4,499	121,419
*	Agora SA	16,251	42,605
	Alior Bank SA	47,922	1,298,583
	Amica SA	2,295	37,712
	Apator SA	7,981	39,158
	Arctic Paper SA	10,034	40,710
	ASBISc Enterprises PLC	15,181	104,851
	Asseco Poland SA	20,093	829,689
	Asseco South Eastern Europe SA	7,323	116,799
	Auto Partner SA	18,867	99,427
	Bank Handlowy w Warszawie SA	7,422	231,488
*	Bank Millennium SA	76,367	295,418
*	Bank Ochrony Srodowiska SA	27,288	80,725
	Bank Polska Kasa Opieki SA	31,431	1,575,373
	Benefit Systems SA	742	638,892
*	Bioton SA	12,311	12,205
	Boryszew SA	42,235	68,219
#	Budimex SA	2,004	336,832
*	CCC SA	9,469	547,524
	CD Projekt SA	3,062	189,599
	Celon Pharma SA	5,344	36,707
*	CI Games SA	22,569	10,577

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	Cognor Holding SA	46,151	$90,567
	Cyber Folks SA	2,157	88,475
#*	Cyfrowy Polsat SA	72,018	353,202
	Develia SA	172,377	341,602
*Ω	Dino Polska SA	5,898	826,825
	Dom Development SA	3,585	208,830
*	Echo Investment SA	52,622	64,373
	Erbud SA	1,249	12,245
*	Fabryki Mebli Forte SA	8,318	57,587
#	Globe Trade Centre SA	52,134	55,599
*	Grupa Azoty SA	14,911	81,817
	Grupa Kety SA	4,116	942,537
	Grupa Pracuj SA	2,142	34,208
	ING Bank Slaski SA	6,396	555,334
	Inter Cars SA	2,487	375,649
	KGHM Polska Miedz SA	22,962	733,004
	KRUK SA	6,353	673,945
	LPP SA	188	769,438
*	mBank SA	2,153	469,105
	Mirbud SA	33,062	124,048
	Mo-BRUK SA	777	60,098
*	Mostostal Zabrze SA	9,074	13,825
	Neuca SA	295	55,540
	Orange Polska SA	120,912	310,676
	ORLEN SA	64,060	1,156,818
	PCC Rokita SA	1,073	22,267
	PlayWay SA	504	40,642
*	Polimex-Mostostal SA	34,390	35,682
	Powszechna Kasa Oszczednosci Bank Polski SA	71,931	1,382,940
	Powszechny Zaklad Ubezpieczen SA	91,094	1,421,139
	Santander Bank Polska SA	3,292	506,337
*	Selvita SA	2,662	23,405
	Stalexport Autostrady SA	50,770	40,273
	Synektik SA	1,788	107,182
*	Tauron Polska Energia SA	452,067	709,486
*	TEN Square Games SA	1,011	25,569
	Text SA	2,715	38,904
	Torpol SA	6,218	65,239
	Unimot SA	1,807	75,181
	Votum SA	3,220	34,988
	Voxel SA	299	11,434
	VRG SA	93,660	91,842
	Warsaw Stock Exchange	4,693	59,593
		Shares	Value»
POLAND — (Continued)
	Wawel SA	61	$10,105
	Wirtualna Polska Holding SA	5,486	130,364
Ω	XTB SA	20,407	443,363
TOTAL POLAND			20,501,905
QATAR — (0.9%)
	Aamal Co.	913,228	208,278
	Ahli Bank QSC	56,236	56,606
	Al Khaleej Takaful Group QSC	116,352	76,420
	Al Meera Consumer Goods Co. QSC	35,928	143,694
	Al Rayan Bank	808,009	496,151
	Alijarah Holding Co. QPSC	109,752	21,873
	Baladna	398,434	132,712
	Barwa Real Estate Co.	635,592	489,108
	Commercial Bank PSQC	798,509	944,060
*	Dlala Brokerage & Investments Holding Co. QSC	110,409	30,969
	Doha Bank QPSC	1,193,095	773,705
	Doha Insurance Co. QSC	143,882	97,719
	Gulf International Services QSC	612,447	518,717
	Gulf Warehousing Co.	188,919	152,860
	Industries Qatar QSC	42,829	147,725
	Lesha Bank LLC	451,017	171,562
	Mannai Corp. QSC	77,226	76,416
*	Mazaya Real Estate Development QPSC	332,402	54,744
	Mesaieed Petrochemical Holding Co.	575,043	222,642
	Ooredoo QPSC	207,392	738,869
	Qatar Aluminum Manufacturing Co.	1,107,251	390,228
	Qatar Fuel QSC	89,591	369,100
	Qatar Industrial Manufacturing Co. QSC	164,463	113,733
	Qatar Insurance Co. SAQ	853,281	456,203
	Qatar International Islamic Bank QSC	146,531	427,064
	Qatar Islamic Bank QPSC	117,872	683,670

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Islamic Insurance Group	35,580	$81,689
	Qatar National Bank QPSC	862,234	3,954,645
	Qatar Navigation QSC	274,741	836,877
	QLM Life & Medical Insurance Co. WLL	87,671	46,774
	Salam International Investment Ltd. QSC	439,066	79,639
	United Development Co. QSC	788,454	223,520
	Vodafone Qatar QSC	822,110	532,687
*	Widam Food Co.	42,142	24,417
	Zad Holding Co.	37,850	148,109
TOTAL QATAR			13,923,185
RUSSIA — (0.0%)
*††	PhosAgro PJSC	113	0
*††	Polyus PJSC (PLZL LI), GDR	6,402	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	286,504	0
*††	VTB Bank PJSC (VTBR LI), GDR	431,770	0
SAUDI ARABIA — (3.4%)
	Abdullah Al Othaim Markets Co.	181,860	437,458
*	Advanced Petrochemical Co.	44,422	356,687
	Al Babtain Power & Telecommunication Co.	17,873	226,205
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,105	41,958
	Al Jouf Agricultural Development Co.	5,970	75,532
*	Al Khaleej Training & Education Co.	5,436	40,515
	Al Rajhi Bank	228,984	5,948,534
*	Al Rajhi Co. for Co-operative Insurance	6,133	214,448
	Al Yamamah Steel Industries Co.	6,799	63,216
	Alamar Foods	4,715	84,981
	Alandalus Property Co.	14,474	84,107
	Alaseel Co.	79,886	85,737
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al-Dawaa Medical Services Co.	6,204	$139,715
	Aldrees Petroleum & Transport Services Co.	17,468	642,027
	Alinma Bank	198,062	1,534,043
	AlJazira Takaful Ta'awuni Co.	4,362	16,312
*	AlKhorayef Water & Power Technologies Co.	5,044	217,905
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,274	24,186
	Almarai Co. JSC	117,715	1,658,137
	Almunajem Foods Co.	7,091	156,053
*	Alujain Corp.	15,476	155,245
*	Amlak International Finance Co.	6,177	20,378
	Arab National Bank	166,838	956,972
Ω	Arabian Centres Co.	41,346	218,357
	Arabian Contracting Services Co.	6,520	229,255
	Arabian Drilling Co.	13,468	310,389
	Arabian Internet & Communications Services Co.	7,173	548,875
*	Arabian Pipes Co.	21,319	52,521
*	Arabian Shield Cooperative Insurance Co.	10,205	48,064
	Arriyadh Development Co.	37,791	345,719
*	ARTEX Industrial Investment Co.	10,808	38,469
	Astra Industrial Group Co.	13,300	530,218
	Ataa Educational Co.	6,276	111,266
	Bank AlBilad	142,671	1,102,538
*	Bank Al-Jazira	177,447	639,623
	Banque Saudi Fransi	178,210	872,933
	Bawan Co.	14,130	207,796
	BinDawood Holding Co.	98,390	165,777
	Bupa Arabia for Cooperative Insurance Co.	15,731	705,246
	Catrion Catering Holding Co.	16,632	522,377
*	Chubb Arabia Cooperative Insurance Co.	1,907	21,377

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Co. for Cooperative Insurance	17,449	$646,869
*	Dar Al Arkan Real Estate Development Co.	155,233	906,569
	East Pipes Integrated Co. for Industry	4,393	157,973
	Electrical Industries Co.	279,240	530,565
	Etihad Etisalat Co.	141,725	2,374,232
	First Milling Co.	2,779	43,523
	Gulf Insurance Group	7,624	52,684
*	Herfy Food Services Co.	13,155	86,073
	Jamjoom Pharmaceuticals Factory Co.	2,570	118,813
	Jarir Marketing Co.	159,400	536,796
*	Jazan Development & Investment Co.	3,371	10,477
	L'Azurde Co. for Jewelry	3,119	10,975
	Leejam Sports Co. JSC	10,386	388,228
*	Liva Insurance Co.	4,532	18,149
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	32,019	191,384
*	Methanol Chemicals Co.	3,453	11,473
*	Middle East Paper Co.	14,495	108,018
*	Middle East Specialized Cables Co.	7,754	73,379
	Mobile Telecommunications Co. Saudi Arabia	328,876	1,119,219
*	National Agriculture Development Co.	73,454	435,933
	National Co. for Glass Industries	4,364	52,896
	National Co. for Learning & Education	3,840	160,481
	Nayifat Finance Co.	39,061	133,444
*	Perfect Presentation For Commercial Services Co.	22,120	73,791
*	Rabigh Refining & Petrochemical Co.	153,547	291,550
		Shares	Value»
SAUDI ARABIA — (Continued)
	Retal Urban Development Co.	84,081	$378,326
	Riyad Bank	223,768	1,836,970
	Riyadh Cables Group Co.	4,657	158,008
	SABIC Agri-Nutrients Co.	48,480	1,277,089
	Sahara International Petrochemical Co.	104,374	529,077
*	Saudi Arabian Amiantit Co.	5,039	31,220
*	Saudi Arabian Mining Co.	125,634	1,712,436
	Saudi Aramco Base Oil Co.	16,969	449,515
	Saudi Automotive Services Co.	14,997	264,264
	Saudi Awwal Bank	152,123	1,423,476
	Saudi Basic Industries Corp.	77,396	1,258,510
*	Saudi Ceramic Co.	24,541	184,344
	Saudi Industrial Investment Group	127,492	514,223
	Saudi Investment Bank	178,370	716,627
*	Saudi Kayan Petrochemical Co.	312,748	481,183
*	Saudi Marketing Co.	2,837	15,505
	Saudi National Bank	307,335	2,928,294
	Saudi Paper Manufacturing Co.	6,278	114,646
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	21,416	145,592
*	Saudi Public Transport Co.	27,268	119,561
*	Saudi Real Estate Co.	50,888	313,791
*	Saudi Reinsurance Co.	35,261	465,344
*	Saudi Research & Media Group	7,819	361,224
	Saudi Steel Pipe Co.	7,166	105,668
	Saudi Tadawul Group Holding Co.	3,401	166,604
	Saudi Telecom Co.	463,800	5,888,296
	Saudia Dairy & Foodstuff Co.	5,302	431,861
*	Savola Group	54,601	456,175
	Scientific & Medical Equipment House Co.	3,383	36,165
*	Seera Group Holding	63,072	411,735
*	SHL Finance Co.	21,077	112,863

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Sinad Holding Co.	33,006	$103,342
	Sumou Real Estate Co.	5,171	61,533
	Sustained Infrastructure Holding Co.	24,005	189,966
*	Takween Advanced Industries Co.	3,773	8,922
	Tanmiah Food Co.	2,784	78,759
	Theeb Rent A Car Co.	10,087	179,682
	United Electronics Co.	15,439	386,696
	United International Transportation Co.	20,025	394,633
	United Wire Factories Co.	1,624	10,829
*	Wafrah for Industry & Development	1,790	15,239
*	Walaa Cooperative Insurance Co.	21,371	108,362
*	Wataniya Insurance Co.	2,713	15,354
	Yanbu National Petrochemical Co.	31,427	267,940
	Zahrat Al Waha For Trading Co.	1,165	9,338
TOTAL SAUDI ARABIA			53,503,832
SINGAPORE — (0.0%)
Ω	BOC Aviation Ltd.	103,800	777,916
SOUTH AFRICA — (3.2%)
	Absa Group Ltd.	196,897	1,817,147
	Adcock Ingram Holdings Ltd.	32,451	85,678
	Advtech Ltd.	254,430	423,515
	AECI Ltd.	56,022	309,147
	Alexander Forbes Group Holdings Ltd.	187,471	77,818
	Altron Ltd., Class A	122,825	134,366
#	Anglo American Platinum Ltd.	9,998	342,371
	Astral Foods Ltd.	17,584	163,521
#*	Aveng Ltd.	62,877	21,956
	AVI Ltd.	139,425	678,221
	Barloworld Ltd.	95,505	556,293
	Bid Corp. Ltd.	41,371	1,039,655
	Bidvest Group Ltd.	97,135	1,231,417
*	Blue Label Telecoms Ltd.	310,079	139,748
*	Brait PLC	1,170,650	135,050
		Shares	Value»
SOUTH AFRICA — (Continued)
	Capitec Bank Holdings Ltd.	7,497	$1,391,490
	Cashbuild Ltd.	5,673	46,806
	Caxton & CTP Publishers & Printers Ltd.	26,485	17,099
	City Lodge Hotels Ltd.	170,526	37,318
	Clicks Group Ltd.	62,711	1,335,775
	Coronation Fund Managers Ltd.	84,403	173,171
	Curro Holdings Ltd.	84,118	40,429
	DataTec Ltd.	128,147	398,845
Ω	Dis-Chem Pharmacies Ltd.	168,787	286,822
	Discovery Ltd.	46,334	514,663
	DRDGOLD Ltd. (DRD SJ)	84,660	124,754
	DRDGOLD Ltd. (DRD US), Sponsored ADR	5,808	86,539
	Famous Brands Ltd.	27,058	82,170
	FirstRand Ltd.	472,939	1,851,718
	Foschini Group Ltd.	187,974	1,309,652
	Gold Fields Ltd. (GFI US), Sponsored ADR	131,399	2,961,733
	Grindrod Ltd.	323,064	201,604
	Harmony Gold Mining Co. Ltd. (HAR SJ)	39,235	616,475
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	139,907	2,225,920
	Hudaco Industries Ltd.	13,408	134,888
*	Impala Platinum Holdings Ltd.	162,259	964,974
	Investec Ltd.	36,951	230,614
#	Invicta Holdings Ltd.	6,307	10,953
*	iOCO Ltd.	157,410	25,079
	Italtile Ltd.	167,964	87,625
	JSE Ltd.	21,587	147,831
*	KAP Ltd.	1,555,097	232,792
	Kumba Iron Ore Ltd.	15,330	267,864
	Lewis Group Ltd.	26,714	98,193
*	Metair Investments Ltd.	63,347	25,295
	Momentum Group Ltd.	774,330	1,417,209
	Motus Holdings Ltd.	102,148	478,484
	Mpact Ltd.	67,311	97,790
	Mr. Price Group Ltd.	87,156	1,113,929
	MTN Group Ltd.	411,102	2,720,803
*	MultiChoice Group	128,091	748,720

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Nampak Ltd.	1,983	$45,088
	Naspers Ltd., Class N	6,439	1,693,084
	Nedbank Group Ltd.	108,045	1,475,719
	Ninety One Ltd.	70,682	136,642
	Northam Platinum Holdings Ltd.	95,236	639,240
*	Nutun Ltd.	200,339	19,923
	Oceana Group Ltd.	41,298	130,642
	Old Mutual Ltd. (OMU SJ)	1,918,696	1,170,719
	Omnia Holdings Ltd.	95,233	350,957
	OUTsurance Group Ltd.	96,788	398,088
Ω	Pepkor Holdings Ltd.	628,424	909,715
*	Pick n Pay Stores Ltd.	179,998	271,536
	PSG Financial Services Ltd.	322,173	345,178
	Raubex Group Ltd.	86,543	205,333
	Reunert Ltd.	53,629	178,555
	RFG Holdings Ltd.	55,653	55,813
	Sanlam Ltd.	230,202	1,048,120
	Santam Ltd.	18,796	407,622
	Sappi Ltd.	315,313	591,236
	Shoprite Holdings Ltd.	89,336	1,374,540
*	Sibanye Stillwater Ltd. (SSW SJ)	904,299	1,033,163
	Southern Sun Ltd.	182,357	81,024
*	SPAR Group Ltd.	75,344	464,286
	Spur Corp. Ltd.	41,270	75,183
	Stadio Holdings Ltd.	92,501	39,008
	Standard Bank Group Ltd.	237,480	2,965,681
	Super Group Ltd.	237,793	369,350
*	Telkom SA SOC Ltd.	172,194	364,747
	Tiger Brands Ltd.	50,041	780,395
	Truworths International Ltd.	164,068	654,556
	Vodacom Group Ltd.	121,330	897,749
	We Buy Cars Holdings Ltd.	65,467	151,950
	Wilson Bayly Holmes-Ovcon Ltd.	25,843	267,063
	Woolworths Holdings Ltd.	249,483	773,577
	Zeda Ltd.	134,033	75,400
TOTAL SOUTH AFRICA			50,102,811
SOUTH KOREA — (10.5%)
*	3S Korea Co. Ltd.	8,243	13,481
	Able C&C Co. Ltd.	6,004	28,937
	ABOV Semiconductor Co. Ltd.	1,421	10,059
		Shares	Value»
SOUTH KOREA — (Continued)
*	Abpro Bio Co. Ltd.	45,652	$9,826
*	ADTechnology Co. Ltd.	2,141	22,504
	Advanced Nano Products Co. Ltd.	879	33,450
	Advanced Process Systems Corp.	6,270	75,157
	Aekyung Chemical Co. Ltd.	6,856	55,257
	Aekyung Industrial Co. Ltd.	4,364	41,776
*	Agabang & Company	7,622	37,544
	Ahnlab, Inc.	1,081	51,057
*	Air Busan Co. Ltd.	25,072	36,190
	AJ Networks Co. Ltd.	6,444	16,804
	Ajin Industrial Co. Ltd.	9,270	19,246
	AK Holdings, Inc.	2,900	21,983
*	Alteogen, Inc.	1,460	360,124
*	ALUKO Co. Ltd.	29,610	44,149
*	Amicogen, Inc.	5,986	14,332
#	Amorepacific Corp.	2,764	242,407
	Amorepacific Holdings Corp.	5,878	95,089
*	Anam Electronics Co. Ltd.	28,466	27,411
*	Ananti, Inc.	29,900	142,287
*	Anapass, Inc.	1,884	25,769
*	Anterogen Co. Ltd.	1,871	29,769
	Aplus Asset Advisor Co. Ltd.	5,743	19,064
*	APS, Inc.	5,387	22,335
*	APT Neuroscience, Inc.	16,291	12,833
*	Asia Pacific Satellite, Inc.	1,533	13,346
	Asia Paper Manufacturing Co. Ltd.	11,730	57,013
	Atec Co. Ltd.	1,127	23,195
	Avaco Co. Ltd.	2,325	21,495
	Baiksan Co. Ltd.	6,397	63,978
	BGF Co. Ltd.	15,592	39,326
	BGF retail Co. Ltd.	1,248	94,306
	BGFecomaterials Co. Ltd.	10,866	22,465
	BH Co. Ltd.	17,482	151,460
*	BHI Co. Ltd.	7,679	152,570
	Binggrae Co. Ltd.	3,085	205,023
	Bio Plus Co. Ltd.	10,739	57,818
*	Bioneer Corp.	2,941	32,508
	BioNote, Inc.	6,867	22,101
	BIT Computer Co. Ltd.	4,460	16,637

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	BNC Korea Co. Ltd.	17,845	$52,155
	BNK Financial Group, Inc.	73,600	536,469
	Boditech Med, Inc.	4,522	54,962
	Bookook Securities Co. Ltd.	1,360	26,248
*	Bosung Power Technology Co. Ltd.	5,041	10,405
*	Bubang Co. Ltd.	3,072	3,901
*††	Bucket Studio Co. Ltd.	16,344	2,484
*	Bukwang Pharmaceutical Co. Ltd.	6,443	18,159
	BYC Co. Ltd.	1,390	27,708
	C&C International Co. Ltd.	1,155	26,166
	C&G Hi Tech Co. Ltd.	2,131	19,569
#*	Cafe24 Corp.	5,387	227,184
*	CammSys Corp.	4,581	2,260
	Cape Industries Ltd.	7,657	35,022
	Caregen Co. Ltd.	5,450	91,295
*	Celltrion Pharm, Inc.	2,679	90,466
	Cheil Worldwide, Inc.	26,065	340,189
	Chemtronics Co. Ltd.	2,899	45,347
	Cheryong Electric Co. Ltd.	4,562	100,616
	Chinyang Holdings Corp.	9,810	21,053
	Chips&Media, Inc.	1,793	20,686
*	Choil Aluminum Co. Ltd.	23,460	28,097
	Chong Kun Dang Pharmaceutical Corp.	2,943	168,487
	Choong Ang Vaccine Laboratory	2,468	17,033
*	Chorokbaem Media Co. Ltd.	6,960	24,064
*	Chunbo Co. Ltd.	765	19,484
*	CJ Bioscience, Inc.	1,625	11,727
*	CJ CGV Co. Ltd.	37,529	128,312
	CJ CheilJedang Corp.	3,674	617,913
	CJ Corp.	5,437	475,268
*	CJ ENM Co. Ltd.	6,527	283,891
	CJ Freshway Corp.	4,127	70,481
	CJ Logistics Corp.	4,090	238,594
#	Classys, Inc.	5,466	247,159
	CLIO Cosmetics Co. Ltd.	1,429	18,117
*	CoAsia Corp.	4,353	9,727
*	Com2uS Holdings Corp.	1,402	19,601
		Shares	Value»
SOUTH KOREA — (Continued)
	Com2uSCorp	3,864	$106,971
	Coocon Corp.	2,150	30,526
*	Coreana Cosmetics Co. Ltd.	10,367	17,665
	Cosmax, Inc.	2,898	351,683
	Cosmecca Korea Co. Ltd.	2,209	67,178
*	CosmoAM&T Co. Ltd.	1,777	49,223
*	Cosmochemical Co. Ltd.	4,734	51,636
	Coway Co. Ltd.	21,620	1,331,153
	Cowintech Co. Ltd.	2,973	27,032
	CR Holdings Co. Ltd.	12,587	46,196
*	Creative & Innovative System	16,624	84,497
	Creverse, Inc.	2,158	21,786
*	CrystalGenomics Invites Co. Ltd.	9,498	13,425
*	CS Bearing Co. Ltd.	3,968	16,700
	CS Wind Corp.	8,116	221,549
*	CTC BIO, Inc.	2,673	12,944
*	Cube Entertainment, Inc.	1,866	25,807
	Cuckoo Holdings Co. Ltd.	3,956	67,626
	Cuckoo Homesys Co. Ltd.	4,387	70,290
*	Curexo, Inc.	2,908	18,143
	D.I Corp.	2,730	26,939
*††	DA Technology Co. Ltd.	29,845	798
	Dae Hwa Pharmaceutical Co. Ltd.	2,081	21,807
	Dae Won Kang Up Co. Ltd.	23,068	63,268
*††	Dae Yu Co. Ltd.	6,267	1,900
*	Daea TI Co. Ltd.	7,647	21,973
	Daebongls Co. Ltd.	1,258	11,761
*	Daechang Co. Ltd.	33,874	31,240
	Daedong Corp.	8,930	64,626
	Daeduck Co. Ltd.	9,954	55,395
	Daeduck Electronics Co. Ltd.	14,736	144,660
	Daehan Flour Mill Co. Ltd.	512	47,089
	Daehan Steel Co. Ltd.	2,584	29,156
*	Dae-Il Corp.	10,593	34,981
	Daejoo Electronic Materials Co. Ltd.	2,671	154,754
	Daesang Corp.	12,237	205,678
	Daesang Holdings Co. Ltd.	6,972	52,233

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daesung Energy Co. Ltd.	2,270	$12,431
*	Daesung Private Equity, Inc.	2,638	4,944
*	Daewon Cable Co. Ltd.	8,447	16,625
	Daewon Pharmaceutical Co. Ltd.	6,921	67,166
	Daewon San Up Co. Ltd.	6,131	33,209
*	Daewoo Engineering & Construction Co. Ltd.	100,475	250,680
	Daihan Pharmaceutical Co. Ltd.	2,228	41,376
	Daishin Securities Co. Ltd.	13,697	172,516
*	Danal Co. Ltd.	31,311	63,506
	Daol Investment & Securities Co. Ltd.	15,603	37,201
	Daou Data Corp.	7,570	63,057
	Daou Technology, Inc.	14,004	213,885
*	Dasan Networks, Inc.	6,597	12,870
*	Dawonsys Co. Ltd.	8,387	50,921
	DB HiTek Co. Ltd.	9,169	247,866
	DB Insurance Co. Ltd.	10,761	693,281
	DB Securities Co. Ltd.	15,983	71,477
*	DB, Inc.	25,215	22,938
*	DE&T Co. Ltd.	5,821	23,417
	Dear U Co. Ltd.	2,034	68,198
#	Dentium Co. Ltd.	2,353	120,774
	Deutsch Motors, Inc.	11,957	39,541
	Device Co. Ltd.	1,929	14,879
#*	Devsisters Co. Ltd.	1,502	41,762
*	Dexter Studios Co. Ltd.	2,597	12,407
	DI Dong Il Corp.	5,014	145,865
	Digital Daesung Co. Ltd.	10,620	57,068
*	DIO Corp.	3,189	43,664
	DIT Corp.	1,126	10,177
*	DK Tech Co. Ltd.	5,029	25,329
	DL E&C Co. Ltd.	15,656	478,516
	DL Holdings Co. Ltd.	5,712	130,557
	DMS Co. Ltd.	10,092	44,940
#	DN Automotive Corp.	12,326	178,496
	Dohwa Engineering Co. Ltd.	5,055	23,291
	Dong-A ST Co. Ltd.	2,154	72,888
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongbang Transport Logistics Co. Ltd.	28,165	$47,202
	Dongjin Semichem Co. Ltd.	12,771	261,493
	Dongkoo Bio & Pharma Co. Ltd.	3,136	11,952
	DongKook Pharmaceutical Co. Ltd.	9,657	103,164
	Dongkuk CM Co. Ltd.	2,480	10,979
	Dongkuk Holdings Co. Ltd.	9,479	48,032
	Dongkuk Industries Co. Ltd.	13,609	35,772
	Dongkuk Steel Mill Co. Ltd.	14,759	95,208
	Dongsuh Cos., Inc.	5,320	97,434
	Dongsung Chemical Co. Ltd.	15,215	44,041
	Dongsung Finetec Co. Ltd.	5,270	91,950
*	Dongwha Enterprise Co. Ltd.	4,747	28,376
	Dongwon Development Co. Ltd.	20,377	33,441
	Dongwon F&B Co. Ltd.	3,833	99,382
	Dongwon Systems Corp.	1,631	37,490
	Dongwoon Anatech Co. Ltd.	5,817	86,247
	Dongyang E&P, Inc.	2,221	31,410
*	Dongyang Steel Pipe Co. Ltd.	19,283	18,659
	Doosan Bobcat, Inc.	16,391	563,531
#	Doosan Co. Ltd.	1,188	252,719
*	Doosan Enerbility Co. Ltd.	51,411	1,044,495
*	Doosan Fuel Cell Co. Ltd.	7,326	78,603
	Doosan Tesna, Inc.	4,233	75,162
	Douzone Bizon Co. Ltd.	5,092	218,433
*	Dream Security Co. Ltd.	11,309	27,709
	Dreamtech Co. Ltd.	13,722	61,480
*	DRTECH Corp.	6,589	8,765
*	DSK Co. Ltd.	6,678	23,319
*	Duk San Neolux Co. Ltd.	2,327	48,760
*	Duksan Techopia Co. Ltd.	1,334	20,919

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*††	E Investment&Development Co. Ltd.	34,114	$6,264
	Easy Holdings Co. Ltd.	26,721	64,510
	Echo Marketing, Inc.	5,078	29,658
*	Eco Volt Co. Ltd.	16,063	11,962
	Ecoplastic Corp.	18,180	38,121
#*	Ecopro BM Co. Ltd.	2,692	191,751
#	Ecopro Co. Ltd.	7,132	254,976
	Ecopro HN Co. Ltd.	5,003	98,419
*	EG Corp.	493	2,245
*††	Ehwa Technologies Information Co. Ltd.	40,504	4,815
	E-MART, Inc.	5,518	354,991
*	EMRO, Inc.	1,576	59,049
*	EM-Tech Co. Ltd.	1,475	12,653
*	Enchem Co. Ltd.	618	34,438
	ENF Technology Co. Ltd.	5,084	88,319
*	Enplus Co. Ltd.	9,314	3,348
*	Enzychem Lifesciences Corp.	26,948	21,977
	Eo Technics Co. Ltd.	728	58,960
*††	E-TRON Co. Ltd.	112,634	2,971
*	Eubiologics Co. Ltd.	6,321	58,439
#	Eugene Corp.	25,711	63,111
	Eugene Investment & Securities Co. Ltd.	27,685	53,960
	Eugene Technology Co. Ltd.	3,965	94,970
*	EV Advanced Material Co. Ltd.	20,082	20,362
	Exicon Co. Ltd.	2,110	15,183
#	F&F Co. Ltd.	5,448	270,508
	Fasoo Co. Ltd.	1,847	6,458
*	Fine M-Tec Co. Ltd.	5,699	21,198
*	Fine Semitech Corp.	2,702	33,622
*††	Flask Co. Ltd.	13,763	5,729
*	Foosung Co. Ltd.	8,532	26,310
	Fursys, Inc.	1,797	56,689
	Gabia, Inc.	4,174	64,721
*	GAEASOFT	6,369	44,293
	Galaxia Moneytree Co. Ltd.	2,236	13,152
*	GAMSUNG Corp. Co. Ltd.	22,439	57,134
*	Gaon Cable Co. Ltd.	1,127	48,071
*	GC Cell Corp.	2,015	29,223
*	Genexine, Inc.	8,313	26,806
	Geumhwa PSC Co. Ltd.	1,944	35,982
*	Giantstep, Inc.	2,395	11,488
		Shares	Value»
SOUTH KOREA — (Continued)
	Global Standard Technology Co. Ltd.	5,893	$71,114
*	Global Tax Free Co. Ltd.	14,089	55,243
*	GnBS eco Co. Ltd.	8,673	21,358
	GnCenergy Co. Ltd.	2,911	46,605
	GOLFZON Co. Ltd.	2,432	112,147
	Gradiant Corp.	5,742	54,951
	Green Chemical Co. Ltd.	1,042	5,873
	Green Cross Corp.	1,560	136,128
	Green Cross Holdings Corp.	4,455	43,850
	GS Engineering & Construction Corp.	18,049	232,018
*	GS P&L Co. Ltd.	3,407	50,697
	GS Retail Co. Ltd.	14,367	149,519
	Gwangju Shinsegae Co. Ltd.	1,600	31,366
	HAESUNG DS Co. Ltd.	6,270	101,909
	Han Kuk Carbon Co. Ltd.	11,433	156,255
	Hana Financial Group, Inc.	77,010	3,492,396
	Hana Materials, Inc.	2,798	54,618
#	Hana Micron, Inc.	20,978	160,678
*	Hana Technology Co. Ltd.	922	12,934
	Hana Tour Service, Inc.	4,085	149,551
*	Hanall Biopharma Co. Ltd.	2,248	43,934
	Hancom, Inc.	7,257	109,244
	Handok, Inc.	4,481	36,879
	Handsome Co. Ltd.	4,924	53,566
	Hanil Feed Co. Ltd.	5,197	13,027
	Hanjin Kal Corp.	2,408	134,088
	Hanjin Transportation Co. Ltd.	4,408	59,398
	Hankook Cosmetics Manufacturing Co. Ltd.	267	10,425
	Hankook Shell Oil Co. Ltd.	303	78,886
	Hankook Tire & Technology Co. Ltd.	28,779	835,910
#	Hanmi Semiconductor Co. Ltd.	7,506	401,701
	HanmiGlobal Co. Ltd.	4,233	47,792
	Hannong Chemicals, Inc.	1,919	20,144

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hanon Systems	58,746	$147,213
	Hansae Co. Ltd.	7,860	61,723
	Hansol Chemical Co. Ltd.	3,222	262,547
	Hansol Holdings Co. Ltd.	19,120	33,356
*	Hansol IONES Co. Ltd.	2,622	14,252
	Hansol Paper Co. Ltd.	9,682	57,080
	Hansol Technics Co. Ltd.	14,047	47,186
	Hanssem Co. Ltd.	2,297	68,590
*	Hanwha Engine	2,890	55,546
*	Hanwha Galleria Corp.	52,850	44,445
	Hanwha General Insurance Co. Ltd.	27,895	79,975
*	Hanwha Investment & Securities Co. Ltd.	55,055	133,141
*	Hanwha Life Insurance Co. Ltd.	82,836	154,520
*	Hanwha Ocean Co. Ltd.	1,596	88,184
	Hanwha Solutions Corp.	25,968	545,953
*	Hanwha Vision Co. Ltd.	3,652	154,955
*	Hanyang Digitech Co. Ltd.	2,583	17,714
	Hanyang Eng Co. Ltd.	5,655	64,657
	Hanyang Securities Co. Ltd.	5,181	48,773
*	Harim Co. Ltd.	20,657	44,449
#	Harim Holdings Co. Ltd.	29,300	123,196
	HB SOLUTION Co. Ltd.	7,112	12,178
	HB Technology Co. Ltd.	31,571	43,367
	HD Hyundai Co. Ltd.	13,316	736,442
	HD Hyundai Construction Equipment Co. Ltd.	6,865	326,928
	HD Hyundai Electric Co. Ltd.	5,196	1,130,778
*	HD Hyundai Energy Solutions Co. Ltd.	2,525	50,773
	HD Hyundai Heavy Industries Co. Ltd.	997	281,981
	HD Hyundai Infracore Co. Ltd.	57,620	334,736
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Mipo	1,604	$188,427
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,560	1,063,609
	HDC Holdings Co. Ltd.	17,474	236,224
	HDC Hyundai Development Co-Engineering & Construction	19,170	335,414
*	HD-Hyundai Marine Engine	4,552	118,417
	Hecto Innovation Co. Ltd.	3,956	32,838
*	Helixmith Co. Ltd.	15,600	29,101
*	Heung-A Shipping Co. Ltd.	29,145	31,953
	High Tech Pharm Co. Ltd.	1,900	17,773
	HK inno N Corp.	6,518	184,804
	HL Holdings Corp.	3,298	84,917
	HL Mando Co. Ltd.	16,916	443,853
*	HLB Biostep Co. Ltd.	14,537	16,731
*	HLB Global Co. Ltd.	7,107	15,366
#*	HLB Life Science Co. Ltd.	13,176	58,252
*	Hlb Pharma Ceutical Co. Ltd.	2,416	33,860
*	HLB, Inc.	4,622	184,316
	HMM Co. Ltd.	56,185	723,125
	Home Center Holdings Co. Ltd.	8,129	4,762
*	Hotel Shilla Co. Ltd.	6,799	210,035
	HPSP Co. Ltd.	9,191	145,447
	HS Hyosung Advanced Materials Corp.	1,052	131,571
*	HS Hyosung Corp.	689	19,813
	HS Industries Co. Ltd.	14,609	48,215
*	Hugel, Inc.	991	253,937
*	Humasis Co. Ltd.	23,980	22,793
	Humedix Co. Ltd.	2,503	70,493
	Huons Co. Ltd.	3,731	66,447
	Huons Global Co. Ltd.	2,407	84,796
	Husteel Co. Ltd.	17,299	58,346
	Hwa Shin Co. Ltd.	9,790	54,279
	Hwangkum Steel & Technology Co. Ltd.	4,431	16,318

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hwaseung Enterprise Co. Ltd.	8,077	$44,078
	HYBE Co. Ltd.	755	142,076
*	Hydro Lithium, Inc.	8,415	9,616
	Hy-Lok Corp.	4,195	85,169
	Hyosung Corp.	3,097	115,625
	Hyosung Heavy Industries Corp.	1,323	457,588
	Hyosung TNC Corp.	1,627	272,164
#	Hyundai Autoever Corp.	2,227	193,016
	Hyundai Bioland Co. Ltd.	5,522	16,773
	Hyundai BNG Steel Co. Ltd.	4,900	42,056
	HYUNDAI Corp.	4,150	66,300
	Hyundai Department Store Co. Ltd.	7,377	309,888
#	Hyundai Elevator Co. Ltd.	5,502	285,646
	Hyundai Engineering & Construction Co. Ltd.	20,458	599,535
	Hyundai Ezwel Co. Ltd.	8,898	33,185
	Hyundai Futurenet Co. Ltd.	10,966	22,173
	Hyundai Glovis Co. Ltd.	12,771	1,024,002
	Hyundai Green Food	5,844	63,968
	Hyundai Home Shopping Network Corp.	2,566	87,623
	Hyundai Livart Furniture Co. Ltd.	6,686	34,170
*	Hyundai Marine & Fire Insurance Co. Ltd.	16,683	261,039
	Hyundai Mobis Co. Ltd.	7,161	1,344,181
	Hyundai Motor Co.	31,322	4,197,133
	Hyundai Motor Securities Co. Ltd.	16,835	77,391
	Hyundai Movex Co. Ltd.	9,201	29,045
#	Hyundai Steel Co.	19,874	342,135
#	Hyundai Wia Corp.	8,192	246,547
	HyVision System, Inc.	3,859	43,043
	i3system, Inc.	1,104	44,278
*	Icure Pharm, Inc.	2,386	3,502
	iFamilySC Co. Ltd.	2,513	36,780
	Iljin Electric Co. Ltd.	5,713	101,522
*	Iljin Hysolus Co. Ltd.	1,181	11,248
	Iljin Power Co. Ltd.	4,220	27,257
		Shares	Value»
SOUTH KOREA — (Continued)
	Ilshin Spinning Co. Ltd.	8,435	$51,337
	Ilyang Pharmaceutical Co. Ltd.	5,086	44,055
	iM Financial Group Co. Ltd.	83,286	602,189
	iMarketKorea, Inc.	9,902	55,329
	InBody Co. Ltd.	3,960	67,270
	Incar Financial Service Co. Ltd.	4,622	27,047
	Industrial Bank of Korea	82,207	887,212
*	Infinitt Healthcare Co. Ltd.	5,469	22,397
	Innocean Worldwide, Inc.	9,240	118,426
	InnoWireless Co. Ltd.	1,882	25,712
	Innox Advanced Materials Co. Ltd.	6,188	99,360
*	Insun ENT Co. Ltd.	13,154	47,344
*	Insung Information Co. Ltd.	9,259	14,400
	Intellian Technologies, Inc.	1,921	51,856
	Intelligent Digital Integrated Security Co. Ltd.	1,743	20,252
*	Interflex Co. Ltd.	5,184	30,500
††	Interojo Co. Ltd.	2,350	7,223
	INTOPS Co. Ltd.	6,004	68,059
	iNtRON Biotechnology, Inc.	4,530	13,063
	INVENI Co. Ltd.	755	26,947
#	IS Dongseo Co. Ltd.	7,529	96,050
	ISC Co. Ltd.	1,934	67,376
	i-SENS, Inc.	3,076	35,457
*	ISU Abxis Co. Ltd.	3,988	14,218
*	ISU Chemical Co. Ltd.	5,097	20,275
*	ISU Specialty Chemical	1,121	34,042
	IsuPetasys Co. Ltd.	13,854	312,801
*	ITEK, Inc.	8,093	32,931
*	ITM Semiconductor Co. Ltd.	1,624	13,754
*	Jahwa Electronics Co. Ltd.	7,183	60,204
	JB Financial Group Co. Ltd.	46,009	552,803
*	Jeju Air Co. Ltd.	13,916	65,581
*	Jeju Semiconductor Corp.	3,967	35,213
*	JETEMA Co. Ltd.	3,077	15,796
*	Jin Air Co. Ltd.	4,887	30,646

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Jinsung T.E.C.	6,490	$41,169
*	JNTC Co. Ltd.	3,202	30,876
*††	Jokwang ILI Co. Ltd.	21,810	2,102
*	JoyCity Corp.	1,775	2,048
	Jusung Engineering Co. Ltd.	9,605	226,706
	JVM Co. Ltd.	1,903	31,022
	JW Life Science Corp.	4,771	38,567
	JYP Entertainment Corp.	8,984	437,000
	K Car Co. Ltd.	5,037	49,628
	K Ensol Co. Ltd.	2,244	18,341
	Kakao Corp.	16,277	437,277
*	Kakao Games Corp.	12,492	124,750
	KakaoBank Corp.	17,985	281,901
*	Kakaopay Corp.	3,031	67,488
*††	Kanglim Co. Ltd.	4,125	3,291
*	Kangwon Energy Co. Ltd.	3,155	15,794
	KB Financial Group, Inc. (105560 KS)	59,620	3,767,937
	KB Financial Group, Inc. (KB US), ADR	10,427	656,692
	KC Co. Ltd.	3,423	44,740
	KC Tech Co. Ltd.	3,975	73,255
	KCC Corp.	1,438	252,487
	KCC Glass Corp.	5,228	117,752
	KCTC	13,067	35,202
*	KEC Corp.	72,307	37,294
	KEPCO Engineering & Construction Co., Inc.	803	38,351
	KEPCO Plant Service & Engineering Co. Ltd.	10,925	337,497
	KG Chemical Corp.	16,105	45,111
	KG Dongbusteel	23,894	99,589
	KG Eco Solution Co. Ltd.	12,156	47,102
*	KG Mobility Co.	27,602	63,301
	Kginicis Co. Ltd.	7,291	44,831
	KGMobilians Co. Ltd.	9,604	28,536
	KH Vatec Co. Ltd.	10,320	66,861
	Kia Corp.	67,227	4,272,495
*††	Kib Plug Energy	116,791	31,714
	KINX, Inc.	1,034	57,382
	KISCO Corp.	6,938	41,480
	KISCO Holdings Co. Ltd.	2,780	40,789
	KISWIRE Ltd.	5,402	65,759
	KIWOOM Securities Co. Ltd.	5,698	547,915
*	KMW Co. Ltd.	3,770	22,800
*	KNJ Co. Ltd.	1,991	22,136
		Shares	Value»
SOUTH KOREA — (Continued)
	Koh Young Technology, Inc.	9,469	$92,120
	Kolmar BNH Co. Ltd.	2,608	24,743
	Kolmar Holdings Co. Ltd.	4,314	28,923
	Kolon Corp.	3,612	59,319
	Kolon Enp, Inc.	7,122	31,252
	Kolon Global Corp.	2,282	13,916
	Kolon Industries, Inc.	8,656	183,673
*	Kolon Life Science, Inc.	583	10,744
#	KoMiCo Ltd.	2,410	99,642
#	KONA I Co. Ltd.	3,514	95,948
	Korea Asset In Trust Co. Ltd.	31,622	51,804
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	36,360
*	Korea Circuit Co. Ltd.	5,123	36,556
	Korea District Heating Corp.	743	27,699
	Korea Electric Terminal Co. Ltd.	3,099	140,489
	Korea Electronic Power Industrial Development Co. Ltd.	4,827	42,998
	Korea Export Packaging Industrial Co. Ltd.	8,450	16,615
	Korea Fuel-Tech Corp.	10,279	33,760
	Korea Gas Corp.	5,875	160,046
*	Korea Information & Communications Co. Ltd.	10,169	55,346
	Korea Information Certificate Authority, Inc.	8,741	27,015
	Korea Investment Holdings Co. Ltd.	14,096	822,996
*	Korea Line Corp.	96,454	103,202
	Korea Movenex Co. Ltd.	14,544	40,266
	Korea Petrochemical Ind Co. Ltd.	1,862	110,081
	Korea Petroleum Industries Co.	1,683	15,324
	Korea Pharma Co. Ltd.	615	6,136
	Korea Ratings Corp.	564	35,536
	Korea Real Estate Investment & Trust Co. Ltd.	87,316	64,832

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Zinc Co. Ltd.	1,239	$690,946
	Korean Air Lines Co. Ltd.	69,484	1,024,392
	Korean Reinsurance Co.	70,890	403,533
	Kortek Corp.	5,563	37,788
	KPX Chemical Co. Ltd.	1,121	35,392
*	Krafton, Inc.	6,154	1,611,130
	KSS LINE Ltd.	8,802	55,484
	KT Corp. (KT US), Sponsored ADR	12,498	243,211
	KT Skylife Co. Ltd.	9,022	28,139
	KTCS Corp.	9,824	19,107
	Kukdong Oil & Chemicals Co. Ltd.	10,859	26,311
	Kukje Pharma Co. Ltd.	4,142	13,506
	Kukjeon Pharmaceutical Co. Ltd.	2,139	4,814
	Kumho Petrochemical Co. Ltd.	4,045	338,451
*	Kumho Tire Co., Inc.	55,881	189,139
*	KUMHOE&C Co. Ltd.	636	1,364
	KX Innovation Co. Ltd.	3,585	10,082
	Kyeryong Construction Industrial Co. Ltd.	4,158	74,583
	Kyobo Securities Co. Ltd.	10,116	46,929
	Kyongbo Pharmaceutical Co. Ltd.	3,819	15,160
	Kyung Dong Navien Co. Ltd.	3,389	173,449
	Kyungbang Co. Ltd.	5,365	26,434
	Kyung-In Synthetic Corp.	15,465	34,472
	KZ Precision Corp.	3,100	25,898
	L&C Bio Co. Ltd.	1,727	26,973
*	L&F Co. Ltd.	1,457	66,357
*	L&K Biomed Co. Ltd.	1,817	8,757
*	LabGenomics Co. Ltd.	14,945	22,598
	Lake Materials Co. Ltd.	15,024	135,271
*	LB Semicon, Inc.	19,980	47,191
	Lee Ku Industrial Co. Ltd.	6,154	18,407
	LEENO Industrial, Inc.	12,615	320,377
	LF Corp.	9,746	101,969
	LG Corp.	12,299	575,949
		Shares	Value»
SOUTH KOREA — (Continued)
*	LG Display Co. Ltd. (034220 KS)	74,561	$442,959
*	LG Display Co. Ltd. (LPL US), ADR	121,612	356,323
	LG Electronics, Inc.	34,829	1,748,262
#*	LG Energy Solution Ltd.	1,522	347,246
	LG H&H Co. Ltd.	2,214	524,588
#	LG Innotek Co. Ltd.	5,465	537,193
	LG Uplus Corp.	95,297	804,648
*	LigaChem Biosciences, Inc.	828	61,019
*	LOT Vacuum Co. Ltd.	4,434	27,299
	Lotte Chemical Corp.	3,491	148,087
	Lotte Corp.	9,650	153,088
*	Lotte Data Communication Co.	2,926	38,702
*	Lotte Energy Materials Corp.	7,078	112,894
#	LOTTE Fine Chemical Co. Ltd.	8,374	204,551
	LOTTE Himart Co. Ltd.	1,295	6,868
*	Lotte Non-Life Insurance Co. Ltd.	32,778	39,717
	Lotte Rental Co. Ltd.	8,583	177,382
	Lotte Shopping Co. Ltd.	2,687	127,507
	Lotte Wellfood Co. Ltd.	1,356	112,979
	LS Corp.	5,468	506,563
	LS Eco Energy Ltd.	3,866	87,471
#	LS Electric Co. Ltd.	5,021	725,194
	LS Marine Solution Co. Ltd.	3,994	50,223
	LTC Co. Ltd.	584	4,073
*	LVMC Holdings	48,539	59,626
	LX Hausys Ltd.	4,303	87,310
	LX Semicon Co. Ltd.	5,553	211,347
	M.I.Tech Co. Ltd.	6,029	34,158
	Macquarie Korea Infrastructure Fund	89,053	717,765
	Maeil Dairies Co. Ltd.	2,167	56,196
	Mcnex Co. Ltd.	7,522	126,734
*	Mediana Co. Ltd.	4,570	19,419
*	Medipost Co. Ltd.	6,328	40,842
	Medytox, Inc.	874	107,374
*	Meerecompany, Inc.	1,878	23,870
	MegaStudy Co. Ltd.	3,816	28,625
	MegaStudyEdu Co. Ltd.	3,763	126,924
	Meritz Financial Group, Inc.	23,140	2,021,567

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	META BIOMED Co. Ltd.	5,123	$16,547
	Mgame Corp.	7,410	26,458
	Mi Chang Oil Industrial Co. Ltd.	382	27,729
*	MiCo Ltd.	11,862	86,862
*	Mirae Asset Life Insurance Co. Ltd.	21,538	82,292
	Mirae Asset Securities Co. Ltd.	62,214	517,143
	Mirae Asset Venture Investment Co. Ltd.	5,218	17,808
	Misto Holdings Corp.	8,631	224,442
	Miwon Chemicals Co. Ltd.	571	31,695
	Miwon Commercial Co. Ltd.	595	80,237
	Miwon Holdings Co. Ltd.	324	16,916
	Miwon Specialty Chemical Co. Ltd.	519	57,897
	MK Electron Co. Ltd.	8,599	45,826
	MNTech Co. Ltd.	3,027	16,784
	Modetour Network, Inc.	2,945	23,272
*	MONAYONGPYONG	12,765	39,781
	Motonic Corp.	2,058	13,871
	Motrex Co. Ltd.	7,187	43,353
*	MS Autotech Co. Ltd.	27,410	44,944
	Multicampus Co. Ltd.	1,262	28,954
	Myoung Shin Industrial Co. Ltd.	17,236	101,313
	Namhae Chemical Corp.	10,948	52,499
*	Namsun Aluminum Co. Ltd.	35,479	35,550
	Namuga Co. Ltd.	2,390	21,674
	Namyang Dairy Products Co. Ltd.	1,079	57,758
*	Nature & Environment Co. Ltd.	31,751	16,912
	Nature Holdings Co. Ltd.	6,062	42,867
	NAVER Corp.	4,579	644,291
	NCSoft Corp.	1,508	155,226
	NeoPharm Co. Ltd.	4,164	40,282
	Neosem, Inc.	2,981	20,966
*	Neowiz	5,016	82,468
	Neowiz Holdings Corp.	1,665	24,603
*	Nepes Ark Corp.	3,300	24,457
*	NEPES Corp.	6,613	31,807
*	Neptune Co.	8,029	41,554
Ω	Netmarble Corp.	6,012	189,113
		Shares	Value»
SOUTH KOREA — (Continued)
	New Power Plasma Co. Ltd.	10,930	$35,616
*	Newflex Technology Co. Ltd.	3,847	12,255
	Nexen Corp.	9,997	33,135
	Nexen Tire Corp.	18,926	71,890
*	Nexon Games Co. Ltd.	4,583	41,607
	NEXTIN, Inc.	2,537	95,610
	NH Investment & Securities Co. Ltd.	54,362	587,701
	NHN Corp.	7,894	123,157
	NHN KCP Corp.	8,874	48,087
	NICE Holdings Co. Ltd.	9,918	78,516
	Nice Information & Telecommunication, Inc.	3,525	46,084
	NICE Information Service Co. Ltd.	14,058	127,656
	Nong Shim Holdings Co. Ltd.	900	42,489
	NongShim Co. Ltd.	789	223,606
	NOVAREX Co. Ltd.	6,315	45,354
	Novatech Co. Ltd.	1,574	20,812
	NPC	7,683	22,172
	OCI Co. Ltd.	2,797	108,477
	OCI Holdings Co. Ltd.	6,021	274,207
*	Okins Electronics Co. Ltd.	3,319	11,427
	ONEJOON Co. Ltd.	3,406	21,690
*	OptoElectronics Solutions Co. Ltd.	3,068	19,758
*	Orbitech Co. Ltd.	3,429	5,840
	Oriental Precision & Engineering Co. Ltd.	7,890	30,641
	Orion Corp.	8,704	754,437
	Orion Holdings Corp.	12,345	159,035
	Osang Healthcare Co. Ltd.	980	9,515
*	OSTEONIC Co. Ltd.	3,992	19,441
*	Osung Advanced Materials Co. Ltd.	28,148	27,847
	Otoki Corp.	786	221,380
*	Paik Kwang Industrial Co. Ltd.	13,688	62,742
	Pan Ocean Co. Ltd.	108,116	254,402
	Park Systems Corp.	1,480	210,846
	Partron Co. Ltd.	21,696	104,832
*	Pearl Abyss Corp.	1,609	40,085
*	Pentastone Electronics, Inc.	5,205	10,528

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	People & Technology, Inc.	6,960	$198,690
*	Peptron, Inc.	312	35,692
	PHA Co. Ltd.	3,537	24,629
#	PharmaResearch Co. Ltd.	2,288	606,020
*	PharmGen Science, Inc.	9,054	25,561
	Pharmicell Co. Ltd.	3,802	28,256
	Philenergy Co. Ltd.	845	8,669
*	Philoptics Co. Ltd.	2,468	53,031
	PI Advanced Materials Co. Ltd.	3,994	45,996
*	Polaris Office Corp.	5,235	18,530
	Pond Group Co. Ltd.	3,753	15,861
*	PonyLink Co. Ltd.	18,582	13,472
	Poongsan Holdings Corp.	2,812	56,701
#	Posco DX Co. Ltd.	12,040	207,667
#*	POSCO Future M Co. Ltd.	756	66,372
	Posco M-Tech Co. Ltd.	2,492	21,186
	POSCO Steeleon Co. Ltd.	1,308	34,705
*	Power Logics Co. Ltd.	9,071	29,553
*	Prestige Biologics Co. Ltd.	3,146	9,220
	Protec Co. Ltd.	1,341	22,619
	PSK Holdings, Inc.	740	18,037
#	PSK, Inc.	7,547	94,663
	Pulmuone Co. Ltd.	3,936	40,653
	Pumtech Korea Co. Ltd.	1,886	72,547
*	Rainbow Robotics	502	95,224
*	Ray Co. Ltd.	630	3,616
*	Refine Co. Ltd.	5,340	46,680
*	Reyon Pharmaceutical Co. Ltd.	2,366	18,917
	RFHIC Corp.	4,654	50,582
*	RFTech Co. Ltd.	16,022	41,918
*	Robostar Co. Ltd.	1,376	23,767
	Rorze Systems Corp.	3,344	34,337
	S&S Tech Corp.	4,117	99,642
	S-1 Corp.	6,233	277,808
*	Sajo Industries Co. Ltd.	851	21,668
	Sajodaerim Corp.	1,835	49,118
	Sam Young Electronics Co. Ltd.	4,997	37,431
	Sam Yung Trading Co. Ltd.	6,134	58,917
		Shares	Value»
SOUTH KOREA — (Continued)
	Sam-A Aluminum Co. Ltd.	357	$6,319
	Samchully Co. Ltd.	516	33,273
	Samho Development Co. Ltd.	8,183	18,975
	Samick THK Co. Ltd.	2,406	16,606
*	Samil Pharmaceutical Co. Ltd.	3,172	29,178
	Samji Electronics Co. Ltd.	5,168	38,092
	Samjin Pharmaceutical Co. Ltd.	2,505	31,440
	Sammok S-Form Co. Ltd.	2,476	36,632
*Ω	Samsung Biologics Co. Ltd.	1,623	1,201,131
	Samsung C&T Corp.	17,563	1,511,461
	Samsung Card Co. Ltd. (029780 KS)	10,089	297,952
	Samsung Electro-Mechanics Co. Ltd.	8,786	724,878
	Samsung Electronics Co. Ltd. (005930 KS)	750,372	29,277,665
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	2,841	2,766,391
	Samsung Engineering Co. Ltd.	58,595	792,284
	Samsung Fire & Marine Insurance Co. Ltd.	4,853	1,280,356
#*	Samsung Heavy Industries Co. Ltd.	59,577	610,402
	Samsung Life Insurance Co. Ltd.	11,553	701,471
*	Samsung Pharmaceutical Co. Ltd.	27,070	28,565
	Samsung SDI Co. Ltd.	9,910	1,227,117
	Samsung SDS Co. Ltd.	6,676	601,619
	Samsung Securities Co. Ltd.	25,299	927,374
	SAMT Co. Ltd.	22,161	42,260
	Samwha Capacitor Co. Ltd.	2,639	46,078
	Samwha Electric Co. Ltd.	511	10,095
	Samyang Corp.	1,532	51,565

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Foods Co. Ltd.	1,368	$933,715
	Samyang Holdings Corp.	2,127	92,061
	Samyang Tongsang Co. Ltd.	846	27,555
	Samyoung Co. Ltd.	6,764	19,237
	Sang-A Frontec Co. Ltd.	2,614	28,731
*	Sangbo Corp.	1,404	1,081
	Saramin Co. Ltd.	3,271	36,135
	Satrec Initiative Co. Ltd.	829	26,215
*	SBI Investment Korea Co. Ltd.	40,530	20,611
	SD Biosensor, Inc.	22,479	148,627
	SeAH Besteel Holdings Corp.	7,225	90,942
	SeAH Holdings Corp.	419	27,129
	SeAH Steel Corp.	565	70,393
	SeAH Steel Holdings Corp.	1,075	170,009
	Sebang Co. Ltd.	6,012	48,266
	Sebang Global Battery Co. Ltd.	3,144	152,353
	Seegene, Inc.	8,456	156,359
	Sejin Heavy Industries Co. Ltd.	6,360	38,900
	Sempio Foods Co.	730	13,490
	Seobu T&D	15,654	63,397
	Seohan Co. Ltd.	57,673	34,350
#	Seohee Construction Co. Ltd.	59,699	72,760
#*	Seojin System Co. Ltd.	11,556	165,694
*	Seoul Auction Co. Ltd.	2,218	13,820
*	Seoul Semiconductor Co. Ltd.	18,042	84,470
	Seoyon Co. Ltd.	6,326	33,088
	Seoyon E-Hwa Co. Ltd.	9,093	75,387
*††	Sewon E&C Co. Ltd.	21,080	2,610
#	SFA Engineering Corp.	7,382	105,409
*	SFA Semicon Co. Ltd.	9,757	20,547
	SGC Energy Co. Ltd.	4,711	77,228
	Shin Heung Energy & Electronics Co. Ltd.	15,489	46,190
	Shinhan Financial Group Co. Ltd. (055550 KS)	80,720	2,917,230
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinil Electronics Co. Ltd.	12,080	$13,139
	Shinsegae International, Inc.	7,738	53,418
#	Shinsegae, Inc.	3,502	388,275
	Shinsung Delta Tech Co. Ltd.	2,779	115,977
*	Shinsung E&G Co. Ltd.	56,271	54,092
	Shinwon Corp.	17,258	20,847
*	Shinyoung Securities Co. Ltd.	1,754	109,853
	Showbox Corp.	9,860	22,535
#*	Silicon2 Co. Ltd.	7,803	196,291
	Silla Co. Ltd.	2,472	16,003
	SIMMTECH Co. Ltd.	5,369	59,616
	SIMPAC, Inc.	1,268	3,629
	Sindoh Co. Ltd.	2,207	66,837
	Sinil Pharm Co. Ltd.	1,949	8,887
*	SK Biopharmaceuticals Co. Ltd.	4,056	304,149
#*	SK Bioscience Co. Ltd.	2,633	73,458
	SK Chemicals Co. Ltd.	4,083	114,273
	SK Discovery Co. Ltd.	4,063	118,908
*	SK Eternix Co. Ltd.	7,447	89,152
	SK Gas Ltd.	515	86,779
#	SK Hynix, Inc.	104,555	13,045,649
#*Ω	SK IE Technology Co. Ltd.	8,588	135,294
	SK Innovation Co. Ltd.	1,555	103,285
*	SK oceanplant Co. Ltd.	6,151	64,785
	SK Securities Co. Ltd.	170,647	58,009
	SK Telecom Co. Ltd. (017670 KS)	8,592	328,273
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	1,259	27,175
#*	SKC Co. Ltd.	1,278	91,684
	SL Corp.	8,218	189,790
	SM Entertainment Co. Ltd.	1,778	154,600
*	SMEC Co. Ltd.	7,175	13,644
	SNT Holdings Co. Ltd.	3,470	80,991
*	SOCAR, Inc.	1,653	16,851
	S-Oil Corp.	10,079	368,144
	Solid, Inc.	22,414	112,460

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SOLUM Co. Ltd.	17,252	$199,662
	Solus Advanced Materials Co. Ltd.	8,382	50,338
	Songwon Industrial Co. Ltd.	7,797	62,665
#	Soop Co. Ltd.	3,056	176,326
	Soosan Cebotics Co. Ltd.	7,570	9,832
	Soulbrain Co. Ltd.	1,580	192,449
	Soulbrain Holdings Co. Ltd.	2,191	48,091
	SPC Samlip Co. Ltd.	730	32,573
	SPG Co. Ltd.	2,271	39,957
	ST Pharm Co. Ltd.	1,215	67,448
	STIC Investments, Inc.	7,920	55,162
	Straffic Co. Ltd.	10,920	30,290
*	Studio Dragon Corp.	4,596	165,628
	Suheung Co. Ltd.	878	8,835
*	Sukgyung AT Co. Ltd.	508	17,642
	Sung Kwang Bend Co. Ltd.	4,798	91,929
*	Sungchang Enterprise Holdings Ltd.	19,774	18,638
*	Sungeel Hitech Co. Ltd.	785	18,589
	Sungwoo Hitech Co. Ltd.	28,667	112,362
*	Suprema, Inc.	2,463	56,199
*	SY Co. Ltd.	12,322	32,255
*	Synergy Innovation Co. Ltd.	10,345	20,902
*	Synopex, Inc.	34,634	154,396
	Systems Technology, Inc.	2,030	28,459
	T&L Co. Ltd.	1,763	89,379
	Tae Kyung Industrial Co. Ltd.	2,012	6,975
	Taekwang Industrial Co. Ltd.	146	77,757
	TAEKYUNG BK Co. Ltd.	7,843	25,376
*	Taesung Co. Ltd.	1,888	27,366
*	Taewoong Co. Ltd.	4,985	52,715
	Taeyang Metal Industrial Co. Ltd.	5,628	11,840
*	Taihan Electric Wire Co. Ltd.	10,900	89,299
	TCC Steel	1,820	25,564
	TechWing, Inc.	5,601	134,578
	Telechips, Inc.	3,499	33,332
	TES Co. Ltd.	3,436	48,680
	TK Corp.	4,087	60,490
		Shares	Value»
SOUTH KOREA — (Continued)
	TKG Huchems Co. Ltd.	8,732	$98,738
	TLB Co. Ltd.	2,610	31,508
	Tokai Carbon Korea Co. Ltd.	2,058	123,859
*	Tongyang Life Insurance Co. Ltd.	24,537	105,496
*	Top Engineering Co. Ltd.	5,710	16,806
	Toptec Co. Ltd.	10,660	30,959
	Tovis Co. Ltd.	6,051	67,231
	TS Corp.	19,785	47,338
	TSE Co. Ltd.	713	20,516
*	TSI Co. Ltd.	1,964	8,250
*	Tuksu Construction Co. Ltd.	3,773	21,684
	TYM Corp.	18,418	58,172
	Ubiquoss Holdings, Inc.	2,043	14,194
	Ubiquoss, Inc.	6,216	32,854
	Uju Electronics Co. Ltd.	1,935	37,307
*	Uni-Chem Co. Ltd.	17,481	20,151
	Unid Co. Ltd.	2,411	148,960
	Union Semiconductor Equipment & Materials Co. Ltd.	7,723	32,180
	Uniquest Corp.	4,583	18,525
*	Unison Co. Ltd.	19,128	16,094
*	UniTest, Inc.	4,160	28,905
	Unitrontech Co. Ltd.	8,834	36,459
	Value Added Technology Co. Ltd.	4,333	61,871
*††	Vidente Co. Ltd.	19,231	8,428
	Vieworks Co. Ltd.	2,184	37,704
*	Vina Tech Co. Ltd.	615	10,838
	VIOL Co. Ltd.	10,609	62,657
	Vitzro Tech Co. Ltd.	4,197	23,030
	Vitzrocell Co. Ltd.	4,413	74,138
*	VM, Inc.	2,268	18,531
*	VT Co. Ltd.	7,135	191,705
	Webcash Corp.	5,284	45,581
	Webzen, Inc.	6,567	63,696
	Whanin Pharmaceutical Co. Ltd.	5,935	48,959
	WINS Technet Co. Ltd.	3,865	31,487
	WiSoL Co. Ltd.	10,907	52,521
	Won Tech Co. Ltd.	15,831	91,528
*	Wonik Holdings Co. Ltd.	21,371	62,260
	WONIK IPS Co. Ltd.	4,142	65,973

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Wonik Materials Co. Ltd.	3,195	$45,393
	Wonik QnC Corp.	6,335	75,718
	Woojin, Inc.	3,958	22,433
*	Wooree Bio Co. Ltd.	11,301	18,027
	Woori Financial Group, Inc. (316140 KS)	195,291	2,431,867
	Woori Financial Group, Inc. (WF US), Sponsored ADR	291	10,787
#*	Woori Technology Investment Co. Ltd.	12,348	57,473
*	Woori Technology, Inc.	30,076	42,524
*	Woosu AMS Co. Ltd.	5,919	12,839
	Worldex Industry & Trading Co. Ltd.	3,984	48,956
*	Wysiwyg Studios Co. Ltd.	28,958	25,873
	Xexymix Corp.	5,593	23,959
	Y G-1 Co. Ltd.	9,847	40,440
*	YC Corp.	2,877	19,880
*	Yest Co. Ltd.	1,865	22,069
	YG Entertainment, Inc.	1,883	88,898
*	YG PLUS	8,831	34,009
*	YMT Co. Ltd.	2,063	13,103
	Youlchon Chemical Co. Ltd.	1,863	36,618
	Young Poong Corp.	1,890	49,367
#	Youngone Corp.	10,422	347,525
	Youngone Holdings Co. Ltd.	3,354	225,781
	Yuanta Securities Korea Co. Ltd.	37,741	78,563
	YuHwa Securities Co. Ltd.	13,635	23,248
*	Yungjin Pharmaceutical Co. Ltd.	9,902	14,180
	Zeus Co. Ltd.	4,722	42,970
	Zinus, Inc.	3,957	48,542
TOTAL SOUTH KOREA			166,598,781
TAIWAN — (19.5%)
	104 Corp.	5,000	35,718
	91APP, Inc.	28,000	73,345
	Aaeon Technology, Inc.	11,546	45,351
	ABC Taiwan Electronics Corp.	42,860	19,919
		Shares	Value»
TAIWAN — (Continued)
	Abico Avy Co. Ltd.	64,054	$62,945
#	Ability Enterprise Co. Ltd.	114,508	166,894
#	Ability Opto-Electronics Technology Co. Ltd.	19,528	80,199
	AcBel Polytech, Inc.	373,757	301,156
	Accton Technology Corp.	86,858	1,617,845
	Acer Cyber Security, Inc.	5,157	30,114
	Acer E-Enabling Service Business, Inc.	7,000	52,953
#	Acer, Inc.	640,287	699,657
#*	ACES Electronic Co. Ltd.	60,117	90,639
*	Acon Holding, Inc.	183,475	52,569
	Acter Group Corp. Ltd.	52,534	661,311
	Action Electronics Co. Ltd.	103,000	49,311
	Actron Technology Corp.	26,000	104,222
	ADATA Technology Co. Ltd.	198,180	518,407
	Addcn Technology Co. Ltd.	18,913	103,365
*	Adimmune Corp.	171,000	106,077
	Adlink Technology, Inc.	30,000	70,896
	Advanced Ceramic X Corp.	21,000	79,963
	Advanced Energy Solution Holding Co. Ltd.	19,000	507,218
	Advanced International Multitech Co. Ltd.	67,000	142,484
#*	Advanced Optoelectronic Technology, Inc.	49,000	24,522
	Advanced Power Electronics Corp.	29,000	67,213
#	Advanced Wireless Semiconductor Co.	52,000	123,644
#	Advancetek Enterprise Co. Ltd.	138,908	313,091
	Advantech Co. Ltd.	47,959	502,426
*	AEON Motor Co. Ltd.	22,000	19,393
	Aero Win Technology Corp.	10,000	18,505

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	AGV Products Corp.	230,172	$80,695
#	AIC, Inc.	13,121	122,327
	Airoha Technology Corp.	5,000	79,178
	Airtac International Group	36,382	999,276
	Alchip Technologies Ltd.	18,000	1,202,863
	Alexander Marine Co. Ltd.	14,163	63,048
*	ALI Corp.	58,579	49,000
	Allied Circuit Co. Ltd.	16,176	58,905
#	Allied Supreme Corp.	25,000	190,296
#	Allis Electric Co. Ltd.	76,082	220,840
	Allmind Holdings Corp.	8,000	12,092
	Alltek Technology Corp.	99,813	120,302
	Alltop Technology Co. Ltd.	23,751	181,488
#	Alpha Networks, Inc.	112,272	96,876
	Altek Corp.	157,102	179,142
	Amazing Microelectronic Corp.	33,144	77,270
#	Ambassador Hotel	103,000	144,830
	AMIDA Technology, Inc.	6,000	8,763
	AMPACS Corp.	37,000	37,979
	Ampak Technology, Inc.	18,000	53,367
	Ampire Co. Ltd.	52,000	48,904
	Ample Electronic Technology Co. Ltd.	9,000	28,043
#	AMPOC Far-East Co. Ltd.	46,000	126,257
	AmTRAN Technology Co. Ltd.	324,408	145,417
*	Amulaire Thermal Technology, Inc.	40,000	31,593
	Anji Technology Co. Ltd.	37,337	34,395
#	Anpec Electronics Corp.	32,317	152,638
	Aopen, Inc.	13,000	18,799
	Apac Opto Electronics, Inc.	18,000	41,929
	Apacer Technology, Inc.	46,506	66,917
	APAQ Technology Co. Ltd.	8,000	24,905
	APCB, Inc.	77,000	35,057
		Shares	Value»
TAIWAN — (Continued)
	Apex Biotechnology Corp.	48,477	$47,710
#	Apex Dynamics, Inc.	7,000	147,078
#*	Apex International Co. Ltd.	93,505	67,604
	Apex Science & Engineering	71,628	25,067
	ARBOR Technology Corp.	19,000	27,223
	Arcadyan Technology Corp.	65,755	486,586
#	Ardentec Corp.	326,411	761,414
	ARES International Corp.	14,000	28,273
	Argosy Research, Inc.	31,558	143,310
#	ASE Technology Holding Co. Ltd.	441,089	1,879,568
	Asia Cement Corp.	560,696	789,766
	Asia Optical Co., Inc.	108,000	459,064
	Asia Polymer Corp.	198,385	78,641
	Asia Tech Image, Inc.	26,000	78,579
	Asia Vital Components Co. Ltd.	59,422	872,477
	ASIX Electronics Corp.	19,000	54,178
	ASMedia Technology, Inc.	6,312	333,741
	ASolid Technology Co. Ltd.	17,000	29,485
	ASPEED Technology, Inc.	8,258	776,883
	ASROCK, Inc.	19,000	104,617
#	Asustek Computer, Inc.	62,996	1,152,001
	ATE Energy International Co. Ltd.	43,000	31,548
	Aten International Co. Ltd.	45,000	96,425
	Auden Techno Corp.	17,000	45,423
	Audix Corp.	42,800	80,393
	AUO Corp. (2409 TT)	1,582,400	608,828
	AUO Corp. (AUOTY US), ADR	3,683	18,451
#	AURAS Technology Co. Ltd.	11,000	169,639
	Aurona Industries, Inc.	42,000	26,850
	Aurora Corp.	23,585	45,098
	Avalue Technology, Inc.	25,000	76,639
	AVer Information, Inc.	16,000	18,068

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Avermedia Technologies	57,000	$68,754
	Axiomtek Co. Ltd.	34,383	110,405
	Azurewave Technologies, Inc.	41,000	58,773
	Bafang Yunji International Co. Ltd.	18,000	103,250
	Bank of Kaohsiung Co. Ltd.	317,980	118,085
	Basso Industry Corp.	69,000	80,375
#	BenQ Materials Corp.	83,000	61,759
	BES Engineering Corp.	707,000	233,505
	Billion Electric Co. Ltd.	19,000	18,544
#	Bin Chuan Enterprise Co. Ltd.	53,650	81,847
	Bionet Corp.	5,851	13,593
	Bionime Corp.	11,000	19,355
*	Biostar Microtech International Corp.	54,000	31,816
	Bioteque Corp.	23,010	91,042
	Bizlink Holding, Inc.	57,406	971,779
	Bon Fame Co. Ltd.	17,000	40,188
	Bora Pharmaceuticals Co. Ltd.	17,989	401,848
	Brave C&H Supply Co. Ltd.	9,000	28,031
	Bright Led Electronics Corp.	47,100	26,884
	Brightek Optoelectronic Co. Ltd.	23,000	32,388
	Brighten Optix Corp.	4,497	19,537
	Brighton-Best International Taiwan, Inc.	214,331	223,567
	Brillian Network & Automation Integrated System Co. Ltd.	15,208	87,217
#	Browave Corp.	30,000	148,571
#	C Sun Manufacturing Ltd.	37,062	164,505
*	Cameo Communications, Inc.	95,044	26,315
	Capital Futures Corp.	57,081	86,591
#	Capital Securities Corp.	486,902	396,143
#*	Career Technology MFG. Co. Ltd.	267,235	97,862
		Shares	Value»
TAIWAN — (Continued)
	Carnival Industrial Corp.	71,499	$17,687
	Castles Technology Co. Ltd.	40,862	88,415
	Caswell, Inc.	22,000	61,815
	Catcher Technology Co. Ltd.	148,509	1,010,933
	Cathay Chemical Works	17,000	28,831
	Cathay Consolidated, Inc.	8,799	25,674
	Cathay Financial Holding Co. Ltd.	993,178	1,829,940
	Cathay Real Estate Development Co. Ltd.	278,300	168,244
	Cayman Engley Industrial Co. Ltd.	25,785	25,106
	CCP Contact Probes Co. Ltd.	48,875	42,292
*	Celxpert Energy Corp.	39,764	35,885
	Cenra, Inc.	60,500	65,622
#	Center Laboratories, Inc.	286,949	320,700
#	Central Reinsurance Co. Ltd.	204,873	168,318
	Century Iron & Steel Industrial Co. Ltd.	89,000	490,460
	Chailease Holding Co. Ltd.	505,042	1,817,189
	Chain Chon Industrial Co. Ltd.	88,516	37,204
*	ChainQui Construction Development Co. Ltd.	41,171	18,434
#	Chaintech Technology Corp.	32,000	35,559
	Champion Microelectronic Corp.	21,600	30,918
	Chang Hwa Commercial Bank Ltd.	1,181,175	673,531
	Chang Wah Electromaterials, Inc.	170,240	229,176
	Chang Wah Technology Co. Ltd.	213,500	240,722
	Channel Well Technology Co. Ltd.	102,000	231,447

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chant Sincere Co. Ltd.	28,000	$43,858
	Charoen Pokphand Enterprise	91,676	286,888
	CHC Healthcare Group	58,000	78,478
	CHC Resources Corp.	34,379	77,365
	Chen Full International Co. Ltd.	46,000	68,977
	Chenbro Micom Co. Ltd.	25,000	195,266
	Cheng Loong Corp.	416,480	227,593
*	Cheng Mei Materials Technology Corp.	238,153	96,275
	Cheng Shin Rubber Industry Co. Ltd.	533,808	824,474
#	Cheng Uei Precision Industry Co. Ltd.	202,159	309,827
#	Chenming Electronic Technology Corp.	36,000	100,076
	Chia Chang Co. Ltd.	60,000	72,943
	Chia Hsin Cement Corp.	218,280	101,323
	Chicony Electronics Co. Ltd.	215,350	1,037,634
	Chicony Power Technology Co. Ltd.	105,731	353,855
	Chief Telecom, Inc.	11,900	160,865
	Chien Kuo Construction Co. Ltd.	64,432	57,509
	Chien Shing Harbour Service Co. Ltd.	31,000	46,736
*	Chien Shing Stainless Steel Co. Ltd.	46,670	17,912
	China Airlines Ltd.	1,329,062	875,534
	China Bills Finance Corp.	374,000	174,316
	China Container Terminal Corp.	34,000	30,558
	China Ecotek Corp.	11,000	19,054
#	China Electric Manufacturing Corp.	127,170	54,183
	China Fineblanking Technology Co. Ltd.	14,721	12,907
	China General Plastics Corp.	198,602	69,127
	China Glaze Co. Ltd.	60,680	30,645
		Shares	Value»
TAIWAN — (Continued)
*	China Man-Made Fiber Corp.	663,965	$131,896
	China Metal Products	143,190	118,698
#	China Motor Corp.	138,600	310,855
#*	China Petrochemical Development Corp.	1,961,033	440,818
#	China Steel Chemical Corp.	90,227	257,924
	China Steel Corp.	1,873,940	1,211,864
	China Steel Structure Co. Ltd.	38,000	52,071
	China Wire & Cable Co. Ltd.	53,120	56,079
	Chinese Maritime Transport Ltd.	35,120	44,494
	Ching Feng Home Fashions Co. Ltd.	60,478	46,445
	Chin-Poon Industrial Co. Ltd.	192,113	194,396
*	Chip Hope Co. Ltd.	6,000	7,362
	Chipbond Technology Corp.	370,000	735,680
#	ChipMOS Technologies, Inc. (8150 TT)	343,594	284,248
	ChipMOS Technologies, Inc. (IMOS US), ADR	2,049	33,821
	Chlitina Holding Ltd.	25,754	91,805
	Chong Hong Construction Co. Ltd.	97,361	266,733
	Chroma ATE, Inc.	79,466	726,418
	Chun YU Works & Co. Ltd.	66,150	43,289
	Chun Yuan Steel Industry Co. Ltd.	243,999	138,736
	Chung Hung Steel Corp.	402,889	203,678
	Chung Hwa Chemical Industrial Works Ltd.	44,000	31,681
	Chung Hwa Food Industrial Co. Ltd.	20,700	59,216
#*	Chung Hwa Pulp Corp.	196,246	78,441
	Chung Lien Co. Ltd.	18,000	21,104
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	172,000	686,309
#	Chunghwa Precision Test Tech Co. Ltd.	7,000	159,737

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co. Ltd. (2412 TT)	255,800	$1,034,175
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	12,202	493,449
	Chyang Sheng Texing Co. Ltd.	40,000	28,387
	CKM Applied Materials Corp.	27,000	27,364
	Cleanaway Co. Ltd. (8422 TT)	38,000	215,779
#	Clevo Co.	190,869	286,036
	CMC Magnetics Corp.	538,132	133,692
	C-Media Electronics, Inc.	24,000	26,613
#*	CoAsia Electronics Corp.	60,094	104,807
	Collins Co. Ltd.	50,000	23,975
	Compal Electronics, Inc.	1,023,086	881,565
	Compeq Manufacturing Co. Ltd.	351,000	616,088
	Complex Micro Interconnection Co. Ltd.	25,000	32,087
	Compucase Enterprise	38,000	78,100
	Concord International Securities Co. Ltd.	131,116	52,663
#	Concord Securities Co. Ltd.	336,957	122,975
	Continental Holdings Corp.	209,250	159,370
	Contrel Technology Co. Ltd.	33,000	39,188
	Coremax Corp.	38,674	54,530
#	Coretronic Corp.	140,600	276,727
#	Co-Tech Development Corp.	116,541	173,941
	Cowealth Medical Holding Co. Ltd.	27,216	15,075
#	Coxon Precise Industrial Co. Ltd.	33,000	15,676
	Creative Sensor, Inc.	27,000	38,679
	CTBC Financial Holding Co. Ltd.	2,817,612	3,471,972
	CTCI Advanced Systems, Inc.	5,000	22,049
	CTCI Corp.	321,555	276,494
#	CTI Traffic Industries Co. Ltd.	6,000	20,120
		Shares	Value»
TAIWAN — (Continued)
	Cub Elecparts, Inc.	12,000	$33,833
	CviLux Corp.	40,902	59,941
	Cyberlink Corp.	28,000	86,834
	CyberPower Systems, Inc.	25,200	222,468
*	CyberTAN Technology, Inc.	144,576	102,346
	Cystech Electronics Corp.	8,400	21,370
	DA CIN Construction Co. Ltd.	118,200	207,756
	Dafeng TV Ltd.	28,396	47,271
	Dah San Electric Wire & Cable Co. Ltd.	39,645	64,539
	Da-Li Development Co. Ltd.	167,918	243,660
	Darfon Electronics Corp.	117,000	139,052
	Darwin Precisions Corp.	202,000	72,259
	Data Image Corp.	19,000	29,566
	Davicom Semiconductor, Inc.	19,000	14,109
	Daxin Materials Corp.	22,000	113,692
	De Licacy Industrial Co. Ltd.	139,345	62,619
	Delpha Construction Co. Ltd.	104,000	107,835
	Delta Electronics, Inc.	234,940	2,461,747
	Depo Auto Parts Ind Co. Ltd.	51,000	291,028
	Desiccant Technology Corp.	3,000	13,417
	DFI, Inc.	14,000	27,405
	Dimerco Data System Corp.	30,884	120,880
	Dimerco Express Corp.	75,643	174,183
	DingZing Advanced Materials, Inc.	3,000	12,104
#	D-Link Corp.	258,136	132,703
	Donpon Precision, Inc.	46,000	41,209
	Dr. Wu Skincare Co. Ltd.	5,000	21,095
	Draytek Corp.	26,000	27,655
	Drewloong Precision, Inc.	12,446	68,174
*	Dyaco International, Inc.	57,019	42,160
	Dynamic Holding Co. Ltd.	152,382	205,350

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Dynapack International Technology Corp.	70,000	$380,650
	E Ink Holdings, Inc.	59,000	412,149
	E.Sun Financial Holding Co. Ltd.	1,942,937	1,723,340
#	Eastech Holding Ltd.	16,000	51,770
*	Eastern Media International Corp.	128,197	65,606
#	Eclat Textile Co. Ltd.	59,279	772,665
	eCloudvalley Digital Technology Co. Ltd.	15,000	42,220
#	Edison Opto Corp.	56,789	35,230
	Edom Technology Co. Ltd.	88,615	67,950
	eGalax_eMPIA Technology, Inc.	24,467	32,618
#*	Egis Technology, Inc.	21,000	63,987
*	EirGenix, Inc.	35,000	69,663
	Elan Microelectronics Corp.	175,959	723,741
	E-Lead Electronic Co. Ltd.	27,176	41,144
	E-LIFE MALL Corp.	40,000	91,015
*	Elite Advanced Laser Corp.	35,928	232,687
	Elite Material Co. Ltd.	50,909	885,991
	Elite Semiconductor Microelectronics Technology, Inc.	114,000	185,347
	Elitegroup Computer Systems Co. Ltd.	135,235	65,608
	eMemory Technology, Inc.	16,000	1,288,344
	Emerging Display Technologies Corp.	74,000	55,621
	ENE Technology, Inc.	17,000	19,489
	Ennoconn Corp.	47,915	402,989
	Ennostar, Inc.	326,227	368,868
	EnTie Commercial Bank Co. Ltd.	218,500	89,423
#*	Epileds Technologies, Inc.	32,000	22,804
*	Episil Technologies, Inc.	52,000	58,548
	Episil-Precision, Inc.	59,078	62,784
	Eris Technology Corp.	9,055	46,339
	Eson Precision Ind Co. Ltd.	67,000	94,455
	Eternal Materials Co. Ltd.	464,321	372,178
*	Etron Technology, Inc.	69,000	61,742
		Shares	Value»
TAIWAN — (Continued)
	Eurocharm Holdings Co. Ltd.	13,000	$62,971
	Eva Airways Corp.	1,198,990	1,440,142
	Ever Supreme Bio Technology Co. Ltd.	11,656	60,562
*	Everest Textile Co. Ltd.	211,837	44,822
	Evergreen Aviation Technologies Corp.	69,000	224,959
	Evergreen International Storage & Transport Corp.	265,000	239,873
	Evergreen Marine Corp. Taiwan Ltd.	271,342	1,758,016
	EVERGREEN Steel Corp.	87,000	224,849
#	Everlight Electronics Co. Ltd.	222,149	532,829
#*	Everspring Industry Co. Ltd.	67,700	23,013
	Evertop Wire Cable Corp.	58,000	43,864
	Excel Cell Electronic Co. Ltd.	40,000	22,994
	Excellence Opto, Inc.	68,000	43,464
	Excelsior Medical Co. Ltd.	55,792	152,136
#	EZconn Corp.	14,642	163,698
	Far Eastern Department Stores Ltd.	427,370	313,705
	Far Eastern International Bank	690,464	277,995
	Far Eastern New Century Corp.	627,560	645,788
	Far EasTone Telecommunications Co. Ltd.	503,000	1,348,824
#	Faraday Technology Corp.	54,351	308,670
	Farcent Enterprise Co. Ltd.	11,000	18,961
	Farglory F T Z Investment Holding Co. Ltd.	72,418	77,790
#	Farglory Land Development Co. Ltd.	84,442	157,665
	Feature Integration Technology, Inc.	14,000	26,810
*	Federal Corp.	129,000	72,254

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Feedback Technology Corp.	21,633	$72,758
	Feng Hsin Steel Co. Ltd.	220,550	414,920
	Feng TAY Enterprise Co. Ltd.	187,265	662,886
*	FineMat Applied Materials Co. Ltd.	12,000	10,785
	FineTek Co. Ltd.	13,824	52,241
	Firich Enterprises Co. Ltd.	119,395	97,020
#*	First Copper Technology Co. Ltd.	69,000	76,230
	First Financial Holding Co. Ltd.	2,119,828	1,688,035
#	First Hi-Tec Enterprise Co. Ltd.	19,709	89,128
	First Hotel	129,746	53,820
	First Insurance Co. Ltd.	103,606	95,640
*	First Steamship Co. Ltd.	384,425	74,137
#	FIT Holding Co. Ltd.	72,000	105,855
	Fitipower Integrated Technology, Inc.	58,250	399,865
*	Fittech Co. Ltd.	10,509	23,659
	FLEXium Interconnect, Inc.	190,001	301,708
	Flytech Technology Co. Ltd.	48,373	171,947
	FocalTech Systems Co. Ltd.	89,963	175,000
	Forcecon Tech Co. Ltd.	34,971	121,226
*	Forest Water Environment Engineering Co. Ltd.	23,925	22,461
	Formosa Advanced Technologies Co. Ltd.	93,000	77,337
	Formosa Chemicals & Fibre Corp.	846,378	661,406
*	Formosa Electronic Industries, Inc.	31,000	34,259
	Formosa Oilseed Processing Co. Ltd.	45,400	42,088
	Formosa Optical Technology Co. Ltd.	17,000	74,028
		Shares	Value»
TAIWAN — (Continued)
#	Formosa Petrochemical Corp.	170,000	$186,107
#	Formosa Plastics Corp.	593,134	631,945
	Formosa Sumco Technology Corp.	43,000	107,324
#	Formosa Taffeta Co. Ltd.	406,000	210,456
	Formosan Rubber Group, Inc.	91,548	71,613
	Formosan Union Chemical	178,847	97,009
#	Fortune Electric Co. Ltd.	35,600	469,221
*	Forward Electronics Co. Ltd.	12,000	8,318
	Fositek Corp.	9,000	129,797
	Founding Construction & Development Co. Ltd.	77,460	42,509
	Foxconn Technology Co. Ltd.	236,536	440,263
	Foxsemicon Integrated Technology, Inc.	40,562	347,616
	Franbo Lines Corp.	119,328	74,612
	Froch Enterprise Co. Ltd.	108,713	51,243
#	FSP Technology, Inc.	67,886	114,553
	Fu Chun Shin Machinery Manufacture Co. Ltd.	69,854	36,169
	Fu Hua Innovation Co. Ltd.	144,045	169,413
	Fubon Financial Holding Co. Ltd.	1,202,877	3,188,141
	Fulgent Sun International Holding Co. Ltd.	92,401	294,427
*	Full Wang International Development Co. Ltd.	9,000	7,791
	Fullerton Technology Co. Ltd.	56,000	43,438
	Fusheng Precision Co. Ltd.	49,000	546,581
	Fwusow Industry Co. Ltd.	128,644	56,946
	G Shank Enterprise Co. Ltd.	75,059	171,530

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Gallant Micro Machining Co. Ltd.	2,000	$24,194
#	Gamania Digital Entertainment Co. Ltd.	56,000	128,591
#*	GCS Holdings, Inc.	41,000	119,457
	GEM Services, Inc.	28,670	58,208
*	GEM Terminal Industrial Co. Ltd.	26,000	15,248
	Gemtek Technology Corp.	206,574	183,744
*	General Interface Solution GIS Holding Ltd.	130,000	190,743
	General Plastic Industrial Co. Ltd.	34,384	34,191
	Generalplus Technology, Inc.	31,000	40,377
	Genesys Logic, Inc.	22,000	96,050
#	Genius Electronic Optical Co. Ltd.	45,979	540,051
	Genovate Biotechnology Co. Ltd.	36,482	23,460
	GeoVision, Inc.	33,164	65,098
	Getac Holdings Corp.	131,000	440,813
	GFC Ltd.	27,500	92,934
	Giantplus Technology Co. Ltd.	140,000	58,046
#	Gigabyte Technology Co. Ltd.	136,000	981,786
#*	Gigasolar Materials Corp.	19,897	39,436
*	Gigastorage Corp.	147,000	56,191
#	Global Brands Manufacture Ltd.	179,172	341,321
	Global Lighting Technologies, Inc.	42,000	59,068
	Global Mixed Mode Technology, Inc.	39,000	270,583
	Global PMX Co. Ltd.	32,000	92,135
	Global Unichip Corp.	24,000	771,005
	Globalwafers Co. Ltd.	88,000	849,293
	Globe Union Industrial Corp.	127,298	43,443
#	Gloria Material Technology Corp.	300,708	415,101
*	GlycoNex, Inc.	30,000	17,294
#	GMI Technology, Inc.	51,970	86,716
	Gold Circuit Electronics Ltd.	136,836	823,162
	Golden Long Teng Development Co. Ltd.	46,000	40,970
		Shares	Value»
TAIWAN — (Continued)
#	Goldsun Building Materials Co. Ltd.	429,735	$527,883
	Good Finance Securities Co. Ltd.	39,000	25,309
	Good Will Instrument Co. Ltd.	42,859	56,197
#	Gordon Auto Body Parts	71,000	75,764
	Gourmet Master Co. Ltd.	59,052	169,092
	Grand Fortune Securities Co. Ltd.	157,000	60,418
#*	Grand Pacific Petrochemical	536,456	197,729
#	Grand Process Technology Corp.	5,000	145,803
	GrandTech CG Systems, Inc.	24,915	41,133
	Grape King Bio Ltd.	62,000	264,051
	Great China Metal Industry	78,000	55,985
	Great Taipei Gas Co. Ltd.	115,000	110,613
	Great Tree Pharmacy Co. Ltd.	39,311	196,128
	Great Wall Enterprise Co. Ltd.	216,448	405,042
	Greatek Electronics, Inc.	176,000	302,638
	Green World FinTech Service Co. Ltd.	40,000	70,958
	Group Up Industrial Co. Ltd.	22,000	124,879
	GTM Holdings Corp.	63,000	62,791
	Gudeng Precision Industrial Co. Ltd.	25,442	293,910
*	Hai Kwang Enterprise Corp.	52,450	24,470
#	Hannstar Board Corp.	171,795	255,173
#*	HannStar Display Corp.	1,106,000	245,051
*	HannsTouch Holdings Co.	281,781	61,979
	Hanpin Electron Co. Ltd.	26,000	38,072
	Harvatek Corp.	66,052	33,866
	Heran Co. Ltd.	20,000	53,193
	Hi-Clearance, Inc.	13,707	61,227
	Highlight Tech Corp.	33,708	47,880
#	Highwealth Construction Corp.	329,331	420,923
	Hi-Lai Foods Co. Ltd.	8,000	36,736
	HIM International Music, Inc.	13,190	40,063

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hitron Technology, Inc.	66,799	$45,394
#	Hiwin Technologies Corp.	69,380	478,919
#	Hiyes International Co. Ltd.	16,866	63,158
	Ho Tung Chemical Corp.	465,035	122,342
	Hocheng Corp.	112,586	62,816
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	33,792
	Holiday Entertainment Co. Ltd.	23,600	56,697
	Holtek Semiconductor, Inc.	63,000	80,269
	Holy Stone Enterprise Co. Ltd.	77,500	202,779
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,172,599	5,224,276
	Hong Ho Precision Textile Co. Ltd.	27,000	21,952
	Hong Pu Real Estate Development Co. Ltd.	80,609	74,908
#	Hong TAI Electric Industrial	121,000	116,703
	Horizon Securities Co. Ltd.	166,420	53,658
#	Hota Industrial Manufacturing Co. Ltd.	104,000	206,989
#	Hotai Finance Co. Ltd.	110,060	233,908
	Hotai Motor Co. Ltd.	73,220	1,425,195
*	Hotron Precision Electronic Industrial Co. Ltd.	32,272	19,842
	Hsin Ba Ba Corp.	10,207	28,046
#	Hsin Kuang Steel Co. Ltd.	121,788	164,425
	Hsin Yung Chien Co. Ltd.	14,364	39,831
	Hsing TA Cement Co.	68,000	35,663
*	HTC Corp.	363,000	439,426
	Hu Lane Associate, Inc.	36,570	173,620
#	HUA ENG Wire & Cable Co. Ltd.	135,000	104,021
	Hua Jung Components Co. Ltd.	70,000	29,330
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co. Ltd.	1,251,879	$1,059,988
#	Hua Yu Lien Development Co. Ltd.	44,000	164,466
#	Huaku Development Co. Ltd.	141,311	460,979
	Huang Hsiang Construction Corp.	56,000	90,404
#	Huikwang Corp.	22,000	18,651
	Hung Ching Development & Construction Co. Ltd.	60,000	54,898
#	Hung Sheng Construction Ltd.	175,200	125,011
	Huxen Corp.	28,000	43,997
	Hwa Fong Rubber Industrial Co. Ltd.	103,849	56,560
	Hwacom Systems, Inc.	64,000	42,862
#	Hwang Chang General Contractor Co. Ltd.	79,612	181,334
#	IBF Financial Holdings Co. Ltd.	1,235,499	467,845
	ICARES Medicus, Inc.	4,700	16,298
#	Ichia Technologies, Inc.	134,897	155,203
#	I-Chiun Precision Industry Co. Ltd.	74,115	182,327
*	Ideal Bike Corp.	94,899	20,421
	IEI Integration Corp.	71,680	189,022
	IKKA Holdings Cayman Ltd.	6,000	19,363
#	Infortrend Technology, Inc.	110,798	85,945
	Info-Tek Corp.	37,000	35,711
#	Ingentec Corp.	7,350	27,319
	Innodisk Corp.	38,034	277,334
	Innolux Corp.	1,934,922	828,648
#	Inpaq Technology Co. Ltd.	49,344	105,835
#	Insyde Software Corp.	13,200	105,991
	Intai Technology Corp.	16,800	56,349
#	Integrated Service Technology, Inc.	41,345	131,297
	Interactive Digital Technologies, Inc.	14,000	34,779

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	International CSRC Investment Holdings Co.	442,400	$147,048
	International Games System Co. Ltd.	70,000	1,814,813
#	Inventec Corp.	495,181	632,520
#	Iron Force Industrial Co. Ltd.	22,816	68,585
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	90,770
	ITE Technology, Inc.	79,202	322,199
#	ITEQ Corp.	98,628	198,068
#	Jarllytec Co. Ltd.	29,000	111,855
	Jean Co. Ltd.	78,981	57,879
	Jentech Precision Industrial Co. Ltd.	15,498	488,027
	Jetway Information Co. Ltd.	19,500	27,478
	Jetwell Computer Co. Ltd.	6,000	52,613
	Jia Wei Lifestyle, Inc.	27,592	43,231
	Jih Lin Technology Co. Ltd.	24,000	35,167
*	Ji-Haw Industrial Co. Ltd.	12,000	5,117
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	45,040
	JMC Electronics Co. Ltd.	20,000	16,642
	Johnson Chemical Pharmaceutical Works Corp.	5,000	10,993
	Johnson Health Tech Co. Ltd.	32,000	172,668
	JPC connectivity, Inc.	34,875	137,716
	JPP Holding Co. Ltd.	1,050	4,667
#	JSL Construction & Development Co. Ltd.	60,988	157,456
	K Laser Technology, Inc.	71,000	37,755
	Kaimei Electronic Corp.	51,587	91,150
	Kaori Heat Treatment Co. Ltd.	19,983	132,199
	Kaulin Manufacturing Co. Ltd.	53,000	21,233
	Kedge Construction Co. Ltd.	37,160	91,636
	Keding Enterprises Co. Ltd.	15,000	58,737
	KEE TAI Properties Co. Ltd.	192,064	76,157
		Shares	Value»
TAIWAN — (Continued)
	Kenda Rubber Industrial Co. Ltd.	353,050	$260,429
	Kent Industrial Co. Ltd.	32,000	25,006
	Kerry TJ Logistics Co. Ltd.	100,000	110,970
*	Key Ware Electronics Co. Ltd.	80,959	23,185
	Keystone Microtech Corp.	11,000	100,820
	KGI Financial Holding Co. Ltd.	2,505,999	1,299,801
#	KHGEARS International Ltd.	13,000	61,583
	Kindom Development Co. Ltd.	213,700	340,895
	King Chou Marine Technology Co. Ltd.	33,660	46,680
	King Polytechnic Engineering Co. Ltd.	32,550	47,701
	King Slide Works Co. Ltd.	12,050	659,087
	King Yuan Electronics Co. Ltd.	377,529	1,026,659
#	King's Town Bank Co. Ltd.	389,000	588,938
#*	King's Town Construction Co. Ltd.	31,348	46,558
	Kingstate Electronics Corp.	17,000	20,111
	Kinik Co.	34,000	261,366
	Kinko Optical Co. Ltd.	76,769	59,497
	Kinpo Electronics	577,028	360,344
	Kinsus Interconnect Technology Corp.	168,009	396,878
	KMC Kuei Meng International, Inc.	29,761	90,086
	KNH Enterprise Co. Ltd.	43,000	23,417
	Ko Ja Cayman Co. Ltd.	20,000	24,467
#	KS Terminals, Inc.	70,760	122,203
	Kuang Hong Arts Management, Inc.	9,000	25,419
	Kuen Ling Machinery Refrigerating Co. Ltd.	9,000	12,856
	Kung Long Batteries Industrial Co. Ltd.	33,000	147,147

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Kung Sing Engineering Corp.	210,404	$80,604
	Kuo Toong International Co. Ltd.	101,625	175,780
	Kuo Yang Construction Co. Ltd.	103,366	64,480
	Kwong Lung Enterprise Co. Ltd.	58,000	94,420
#	L&K Engineering Co. Ltd.	78,812	582,512
	La Kaffa International Co. Ltd.	11,000	31,852
	Lang, Inc.	16,000	28,327
	Lanner Electronics, Inc.	51,961	142,161
	Largan Precision Co. Ltd. (3008 TT)	16,306	1,162,482
#	Laser Tek Taiwan Co. Ltd.	27,550	36,988
	Laster Tech Corp. Ltd.	57,105	51,147
*	Leader Electronics, Inc.	71,799	25,814
	Leadtrend Technology Corp.	14,000	21,616
*	Lealea Enterprise Co. Ltd.	395,940	92,179
	LEE CHI Enterprises Co. Ltd.	95,000	33,240
	Lelon Electronics Corp.	60,694	137,312
	Lemtech Holdings Co. Ltd.	15,115	42,150
	Leo Systems, Inc.	27,000	26,093
*	Leofoo Development Co. Ltd.	68,254	36,750
*	Li Peng Enterprise Co. Ltd.	325,806	63,540
	Lian HWA Food Corp.	30,480	124,275
	Lida Holdings Ltd.	46,320	29,423
	Lien Hwa Industrial Holdings Corp.	208,335	285,511
*	Lily Textile	11,000	9,814
	Lingsen Precision Industries Ltd.	208,000	91,691
	Lintes Technology Co. Ltd.	8,143	30,738
	Lion Travel Service Co. Ltd.	36,000	154,034
	Lite-On Technology Corp.	351,395	1,062,698
		Shares	Value»
TAIWAN — (Continued)
	Liton Technology Corp.	32,000	$34,050
*	Long Bon International Co. Ltd.	61,180	32,816
	Long Da Construction & Development Corp.	89,000	97,434
*	Longchen Paper & Packaging Co. Ltd.	436,349	124,524
#	Longwell Co.	63,000	150,883
	Loop Telecommunication International, Inc.	21,000	34,688
	Lotes Co. Ltd.	31,508	1,238,886
	Lumax International Corp. Ltd.	42,142	125,479
#*	Lung Yen Life Service Corp.	80,000	170,070
	Lungteh Shipbuilding Co. Ltd.	34,650	108,630
	Luxe Green Energy Technology Co. Ltd.	14,420	10,120
	LuxNet Corp.	12,617	60,807
#	M3 Technology, Inc.	11,000	34,319
#	M31 Technology Corp.	3,000	48,341
	Macauto Industrial Co. Ltd.	29,000	46,231
	Macroblock, Inc.	18,000	34,514
#	Macronix International Co. Ltd.	1,011,201	628,483
	Makalot Industrial Co. Ltd.	59,657	530,810
	Marketech International Corp.	41,000	206,128
	Materials Analysis Technology, Inc.	34,360	167,443
	Maxigen Biotech, Inc.	13,650	18,279
	Mayer Steel Pipe Corp.	98,710	88,158
	Mechema Chemicals International Corp.	24,000	39,636
*	Medeon Biodesign, Inc.	23,309	37,069
	MediaTek, Inc.	132,360	5,624,382
	Mega Financial Holding Co. Ltd.	1,014,075	1,200,949
	Megaforce Co. Ltd.	31,000	26,698
#	Meiloon Industrial Co.	44,520	31,041
	Mercuries & Associates Holding Ltd.	257,341	109,942

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Mercuries Data Systems Ltd.	15,763	$12,278
*	Mercuries Life Insurance Co. Ltd.	1,683,377	290,953
	Merida Industry Co. Ltd.	98,735	409,521
	Merry Electronics Co. Ltd.	113,866	403,186
#	METAAGE Corp.	32,000	51,127
*	Metatech AP, Inc.	9,000	10,610
#*	Microbio Co. Ltd.	216,248	160,135
	Micro-Star International Co. Ltd.	183,233	801,383
	Mildef Crete, Inc.	29,000	90,412
	MIN AIK Technology Co. Ltd.	61,200	49,072
	Mitac Holdings Corp.	269,125	448,204
	Mitake Information Corp.	6,000	12,808
*	Mobiletron Electronics Co. Ltd.	26,440	26,982
	momo.com, Inc.	24,276	245,534
*	MOSA Industrial Corp.	120,154	70,715
*	Mosel Vitelic, Inc.	31,000	23,564
	Motech Industries, Inc.	137,000	80,509
	MPI Corp.	24,000	491,472
#	MSSCORPS Co. Ltd.	23,763	92,697
	Nak Sealing Technologies Corp.	31,000	112,714
	Namchow Holdings Co. Ltd.	88,000	129,551
	Nan Juen International Co. Ltd.	4,000	15,385
	Nan Kang Rubber Tire Co. Ltd.	151,000	184,571
	Nan Liu Enterprise Co. Ltd.	18,000	31,785
	Nan Pao Resins Chemical Co. Ltd.	27,000	287,661
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	94,000	34,743
	Nan Ya Plastics Corp.	800,674	767,292
	Nan Ya Printed Circuit Board Corp.	56,072	173,172
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	24,050
	Nantex Industry Co. Ltd.	122,964	102,967
		Shares	Value»
TAIWAN — (Continued)
#*	Nanya Technology Corp.	291,000	$328,552
	National Aerospace Fasteners Corp.	10,000	29,599
	National Petroleum Co. Ltd.	45,000	86,991
#	Netronix, Inc.	34,000	119,850
*	New Asia Construction & Development Corp.	81,000	46,841
	New Best Wire Industrial Co. Ltd.	36,600	31,323
#	Nichidenbo Corp.	83,193	167,934
	Nidec Chaun-Choung Technology Corp.	7,000	28,807
	Nien Hsing Textile Co. Ltd.	58,110	33,368
	Nien Made Enterprise Co. Ltd.	72,000	881,700
	Niko Semiconductor Co. Ltd.	39,672	49,390
	Nishoku Technology, Inc.	21,400	91,981
	North-Star International Co. Ltd.	52,428	74,417
	Nova Technology Corp.	19,000	101,023
	Novatek Microelectronics Corp.	153,000	2,488,277
	Nuvoton Technology Corp.	83,000	178,368
	O-Bank Co. Ltd.	584,362	173,794
	Ocean Plastics Co. Ltd.	95,000	103,225
	OK Biotech Co. Ltd.	54,214	30,687
	Optimax Technology Corp.	50,000	49,778
	Orient Semiconductor Electronics Ltd.	237,310	238,798
	Oriental Union Chemical Corp.	250,821	106,809
	O-TA Precision Industry Co. Ltd.	35,935	74,405
	Pacific Construction Co.	143,000	45,661
	Pacific Hospital Supply Co. Ltd.	23,094	66,934
*	Paiho Shih Holdings Corp.	82,910	56,151
	Pan Asia Chemical Corp.	118,151	38,890

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Pan German Universal Motors Ltd.	12,000	$106,775
	Pan Jit International, Inc.	177,300	246,435
#	Pan-International Industrial Corp.	215,514	254,905
	Panion & BF Biotech, Inc.	31,969	70,332
	Parade Technologies Ltd.	26,400	446,234
*	Paragon Technologies Co. Ltd.	7,000	3,877
*	PChome Online, Inc.	56,208	65,831
	PCL Technologies, Inc.	29,961	89,077
	P-Duke Technology Co. Ltd.	27,442	71,213
	Pegatron Corp.	395,037	1,003,699
	Pegavision Corp.	28,198	307,627
	PharmaEngine, Inc.	40,000	111,944
*	PharmaEssentia Corp.	13,263	218,056
*	Phihong Technology Co. Ltd.	163,000	131,441
	Phison Electronics Corp.	41,000	573,288
	Phoenix Silicon International Corp.	57,486	234,915
	Phoenix Tours International, Inc.	28,000	51,655
*	Phytohealth Corp.	81,000	33,746
	Pixart Imaging, Inc.	67,030	449,970
	Planet Technology Corp.	21,000	94,261
	Plastron Precision Co. Ltd.	59,628	30,313
	Podak Co. Ltd.	7,000	9,003
	Polytronics Technology Corp.	35,269	47,252
	Posiflex Technology, Inc.	22,346	181,013
	Pou Chen Corp.	574,144	591,235
	Power Wind Health Industry, Inc.	20,632	85,344
*	Powerchip Semiconductor Manufacturing Corp.	787,000	347,923
#	Powertech Technology, Inc.	257,400	874,650
	Powertip Technology Corp.	53,000	20,436
		Shares	Value»
TAIWAN — (Continued)
	Poya International Co. Ltd.	24,108	$360,951
	President Chain Store Corp.	153,000	1,251,168
#	President Securities Corp.	432,872	319,079
	Primax Electronics Ltd.	251,000	586,435
	Prince Housing & Development Corp.	455,087	129,746
	Princeton Technology Corp.	57,000	21,579
	Pro Hawk Corp.	8,000	37,991
#	Progate Group Corp.	4,176	18,385
	Prolific Technology, Inc.	27,000	17,421
#	Promate Electronic Co. Ltd.	96,000	213,164
	Prosperity Dielectrics Co. Ltd.	52,032	57,684
	PSS Co. Ltd.	7,000	29,791
	Qisda Corp.	426,439	357,225
	QST International Corp.	38,771	65,232
	Qualipoly Chemical Corp.	42,198	71,933
	Quang Viet Enterprise Co. Ltd.	27,000	71,031
	Quanta Computer, Inc.	289,715	2,176,538
	Quanta Storage, Inc.	96,000	243,411
*	Quintain Steel Co. Ltd.	143,134	44,497
#	Radiant Opto-Electronics Corp.	123,144	572,039
	Radium Life Tech Co. Ltd.	328,524	129,662
	Rafael Microelectronics, Inc.	8,024	25,139
#	Raydium Semiconductor Corp.	32,000	325,412
#*	RDC Semiconductor Co. Ltd.	11,000	53,631
	Realtek Semiconductor Corp.	78,268	1,286,648
	ReaLy Development&Construction Corp.	12,000	12,035

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Rechi Precision Co. Ltd.	173,173	$161,057
#	Rexon Industrial Corp. Ltd.	53,000	52,887
#	Rich Development Co. Ltd.	293,811	82,723
*	Right WAY Industrial Co. Ltd.	78,000	29,113
*	RiTdisplay Corp.	19,000	20,363
*	Ritek Corp.	325,288	108,420
	Rodex Fasteners Corp.	25,000	28,330
	Ruentex Development Co. Ltd.	356,751	367,219
	Ruentex Engineering & Construction Co.	35,154	187,642
	Ruentex Industries Ltd.	157,963	271,466
	Run Long Construction Co. Ltd.	251,541	254,373
	Sakura Development Co. Ltd.	59,809	113,785
	Sampo Corp.	151,200	120,357
	San Fang Chemical Industry Co. Ltd.	92,992	114,346
	San Fu Chemical Co. Ltd.	19,000	61,446
	San Shing Fastech Corp.	50,479	83,878
#	Sanyang Motor Co. Ltd.	185,684	402,363
	Savior Lifetec Corp.	119,447	72,035
	SCI Pharmtech, Inc.	25,705	57,955
	Scientech Corp.	17,000	144,696
	ScinoPharm Taiwan Ltd.	122,000	71,677
	SciVision Biotech, Inc.	16,000	47,118
	SDI Corp.	75,000	168,128
	Sea & Land Integrated Corp.	37,700	27,173
	Sea Sonic Electronics Co. Ltd.	21,000	41,615
	Securitag Assembly Group Co. Ltd.	4,000	10,574
	Senao International Co. Ltd.	34,000	33,742
	Senao Networks, Inc.	15,119	83,424
#	Sensortek Technology Corp.	15,000	84,933
#	Sercomm Corp.	142,000	465,384
	Sesoda Corp.	118,315	122,986
		Shares	Value»
TAIWAN — (Continued)
#	Shanghai Commercial & Savings Bank Ltd.	730,799	$1,077,686
	Shan-Loong Transportation Co. Ltd.	48,000	23,382
	Sharehope Medicine Co. Ltd.	40,344	34,847
	Sheh Fung Screws Co. Ltd.	18,000	22,865
	Sheng Yu Steel Co. Ltd.	53,000	39,712
	ShenMao Technology, Inc.	44,435	81,304
	Shieh Yih Machinery Industry Co. Ltd.	60,000	53,060
	Shih Her Technologies, Inc.	29,000	89,934
*	Shih Wei Navigation Co. Ltd.	183,752	92,937
*	Shihlin Development Co. Ltd.	24,000	7,887
	Shihlin Electric & Engineering Corp.	58,000	260,040
	Shin Hsiung Natural Gas Co. Ltd.	20,714	26,945
*	Shin Kong Financial Holding Co. Ltd.	3,318,183	1,224,458
#	Shin Ruenn Development Co. Ltd.	64,785	126,862
	Shin Shin Natural Gas Co.	18,000	21,934
#	Shin Zu Shing Co. Ltd.	82,174	479,405
*	Shining Building Business Co. Ltd.	198,397	65,882
	Shinkong Insurance Co. Ltd.	122,000	407,419
	Shinkong Synthetic Fibers Corp.	597,191	233,497
	Shinkong Textile Co. Ltd.	73,800	94,995
	Shiny Brands Group Co. Ltd.	7,000	28,962
	Shiny Chemical Industrial Co. Ltd.	62,602	260,768
*	Shun On Electronic Co. Ltd.	14,000	10,355
#	Shuttle, Inc.	167,000	87,936
	Sigurd Microelectronics Corp.	269,538	610,794

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Silergy Corp.	58,000	$731,165
#	Silicon Integrated Systems Corp.	180,895	275,717
	Simplo Technology Co. Ltd.	48,400	529,779
	Sinbon Electronics Co. Ltd.	62,917	438,359
	Sincere Navigation Corp.	163,240	118,511
	Sinher Technology, Inc.	29,000	23,416
	Sinmag Equipment Corp.	20,979	96,992
*	Sino Tactful Co. Ltd.	21,000	19,395
	Sino-American Silicon Products, Inc.	207,000	717,596
	Sinon Corp.	189,000	237,088
	SinoPac Financial Holdings Co. Ltd.	2,035,639	1,360,260
	Sinopower Semiconductor, Inc.	9,900	28,355
	Sinyi Realty, Inc.	124,549	108,793
	Sirtec International Co. Ltd.	40,600	36,794
	Sitronix Technology Corp.	59,434	393,834
	Siward Crystal Technology Co. Ltd.	79,000	51,811
	Soft-World International Corp.	25,000	78,202
	Solar Applied Materials Technology Corp.	251,339	415,075
	Solteam, Inc.	29,850	45,092
	Song Shang Electronics Co. Ltd.	30,000	24,877
	Sonix Technology Co. Ltd.	66,000	71,954
	Southeast Cement Co. Ltd.	65,000	37,543
	Speed Tech Corp.	54,000	69,719
	Sporton International, Inc.	48,740	255,611
#	Sports Gear Co. Ltd.	27,000	98,126
	St. Shine Optical Co. Ltd.	29,000	156,167
	Standard Chemical & Pharmaceutical Co. Ltd.	43,000	78,452
	Standard Foods Corp.	195,642	206,428
#	Stark Technology, Inc.	50,200	230,100
		Shares	Value»
TAIWAN — (Continued)
#*	Starlux Airlines Co. Ltd.	183,000	$138,835
#	S-Tech Corp.	92,468	83,901
	STL Technology Co. Ltd.	13,000	33,644
	Sumeeko Industries Co. Ltd.	10,000	25,695
	Sun Max Tech Ltd.	12,000	17,508
#*	Sun Yad Construction Co. Ltd.	101,016	46,243
	Sunfun Info Co. Ltd.	39,370	36,163
	Sunjuice Holdings Co. Ltd.	7,000	26,705
*	Sunko INK Co. Ltd.	68,200	25,453
	SunMax Biotechnology Co. Ltd.	12,000	177,268
	Sunny Friend Environmental Technology Co. Ltd.	35,982	88,505
	Sunonwealth Electric Machine Industry Co. Ltd.	114,000	309,144
	Sunplus Innovation Technology, Inc.	8,000	31,997
*	Sunplus Technology Co. Ltd.	218,000	146,331
	Sunrex Technology Corp.	72,631	119,543
#	Sunspring Metal Corp.	50,625	41,830
	Superior Plating Technology Co. Ltd.	7,000	11,812
#	Supreme Electronics Co. Ltd.	267,027	425,550
	Swancor Holding Co. Ltd.	33,000	76,533
	Sweeten Real Estate Development Co. Ltd.	86,114	83,990
	Symtek Automation Asia Co. Ltd.	34,776	168,700
	Syncmold Enterprise Corp.	58,000	144,712
	Syngen Biotech Co. Ltd.	5,000	18,686
	Synnex Technology International Corp.	301,967	669,925
	Syscom Computer Engineering Co.	16,000	31,912
#	Sysgration	19,000	21,804

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Systex Corp.	83,000	$313,634
#	T3EX Global Holdings Corp.	61,000	134,966
	TA Chen Stainless Pipe	420,298	552,421
#	Ta Ya Electric Wire & Cable	336,710	377,299
	Tah Hsin Industrial Corp.	24,024	49,277
#	TA-I Technology Co. Ltd.	55,936	81,792
*	Tai Tung Communication Co. Ltd.	60,715	39,858
	Taichung Commercial Bank Co. Ltd.	1,080,167	669,920
	TaiDoc Technology Corp.	29,458	123,445
#	Taiflex Scientific Co. Ltd.	106,208	148,402
	Tailyn Technologies, Inc.	22,000	18,548
	Taimide Tech, Inc.	46,117	73,328
	Tainan Enterprises Co. Ltd.	43,000	40,403
#	Tainan Spinning Co. Ltd.	602,568	226,915
*	Tainergy Tech Co. Ltd.	57,000	17,876
	Tai-Saw Technology Co. Ltd.	42,000	25,913
#	Taishin Financial Holding Co. Ltd.	2,220,274	1,160,248
	TaiSol Electronics Co. Ltd.	37,000	57,367
*	Taisun Enterprise Co. Ltd.	96,000	62,082
	Taita Chemical Co. Ltd.	54,050	20,375
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	74,355
	Taiwan Business Bank	2,057,607	911,289
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	39,400
	Taiwan Cooperative Financial Holding Co. Ltd.	1,669,704	1,275,269
	Taiwan Environment Scientific Co. Ltd.	40,280	26,925
	Taiwan Fertilizer Co. Ltd.	320,000	513,287
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	$114,452
	Taiwan Fructose Co. Ltd.	34,980	16,561
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	105,354
#*	Taiwan Glass Industry Corp.	497,442	218,917
	Taiwan High Speed Rail Corp.	393,000	333,642
	Taiwan Hon Chuan Enterprise Co. Ltd.	174,245	843,290
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	100,114	99,828
*	Taiwan IC Packaging Corp.	38,000	15,578
††	Taiwan Land Development Corp.	335,217	5,267
	Taiwan Line Tek Electronic	40,810	27,259
#	Taiwan Mask Corp.	107,000	104,507
	Taiwan Mobile Co. Ltd.	554,800	1,969,821
	Taiwan Navigation Co. Ltd.	107,000	92,562
	Taiwan Paiho Ltd.	153,068	279,654
	Taiwan PCB Techvest Co. Ltd.	146,733	138,061
#	Taiwan Sakura Corp.	85,600	236,205
	Taiwan Sanyo Electric Co. Ltd.	60,800	72,168
	Taiwan Secom Co. Ltd.	130,795	469,365
	Taiwan Semiconductor Co. Ltd.	117,000	170,230
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,184,214	61,888,723
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	35,859	5,977,337
	Taiwan Shin Kong Security Co. Ltd.	129,251	165,448
	Taiwan Steel Union Co. Ltd.	9,000	29,169
*	Taiwan Styrene Monomer	218,164	61,474
	Taiwan Surface Mounting Technology Corp.	154,845	496,186

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Taxi Co. Ltd.	16,800	$70,552
*	Taiwan TEA Corp.	257,648	132,134
	Taiwan Union Technology Corp.	135,000	575,871
	Taiwan-Asia Semiconductor Corp.	177,043	120,601
	Taiyen Biotech Co. Ltd.	51,712	50,847
*	Tang Eng Iron Works Co. Ltd.	36,000	35,080
#*	Tatung Co. Ltd.	304,688	387,457
*	TBI Motion Technology Co. Ltd.	27,000	33,708
#	TCI Co. Ltd.	49,153	228,547
	Te Chang Construction Co. Ltd.	37,247	66,698
#	Teco Electric & Machinery Co. Ltd.	283,000	433,699
	Tehmag Foods Corp.	13,470	127,450
	Test Research, Inc.	81,571	273,412
	Test Rite International Co. Ltd.	77,568	49,445
	Thermaltake Technology Co. Ltd.	27,096	23,471
	Thinking Electronic Industrial Co. Ltd.	37,000	148,080
	Thye Ming Industrial Co. Ltd.	54,700	122,668
	Tofu Restaurant Co. Ltd.	8,360	56,958
	Ton Yi Industrial Corp.	426,300	241,393
	Tong Hsing Electronic Industries Ltd.	104,630	346,794
	Tong Ming Enterprise Co. Ltd.	16,000	15,194
	Tong Yang Industry Co. Ltd.	132,640	545,775
	Tong-Tai Machine & Tool Co. Ltd.	101,711	79,539
	Top Union Electronics Corp.	54,615	55,725
	Topco Scientific Co. Ltd.	88,307	678,343
	Topco Technologies Corp.	24,122	48,775
	Topkey Corp.	36,000	204,438
	Topoint Technology Co. Ltd.	73,386	61,701
		Shares	Value»
TAIWAN — (Continued)
*	TPK Holding Co. Ltd.	147,000	$141,416
	Trade-Van Information Services Co.	29,000	80,050
	Transart Graphics Co. Ltd.	15,000	22,202
#	Transcend Information, Inc.	102,890	323,408
	Transcom, Inc.	29,480	96,249
	Tripod Technology Corp.	121,170	699,603
	Trusval Technology Co. Ltd.	9,327	54,608
	Tsang Yow Industrial Co. Ltd.	30,000	22,778
	Tsann Kuen Enterprise Co. Ltd.	35,081	29,220
#	TSC Auto ID Technology Co. Ltd.	16,573	96,005
	TSEC Corp.	220,000	107,816
	TSRC Corp.	298,452	174,995
	TST Group Holding Ltd.	4,800	12,957
	Ttet Union Corp.	16,000	75,588
	TTFB Co. Ltd.	12,717	77,816
	TTY Biopharm Co. Ltd.	108,000	260,621
*	Tul Corp.	14,000	26,167
	Tung Ho Steel Enterprise Corp.	294,448	594,636
#	Tung Thih Electronic Co. Ltd.	37,400	78,049
#	TURVO International Co. Ltd.	14,843	80,972
#	TXC Corp.	161,204	447,806
	TYC Brother Industrial Co. Ltd.	83,091	125,788
	Tycoons Group Enterprise	161,476	41,367
	Tyntek Corp.	117,922	58,806
	TZE Shin International Co. Ltd.	55,000	34,410
*	U-BEST Innovative Technology Co. Ltd.	68,000	31,492
	Ubright Optronics Corp.	15,000	38,209
#	UDE Corp.	37,000	94,808
	Ultra Chip, Inc.	24,000	43,792
	U-MEDIA Communications, Inc.	16,000	23,391
	U-Ming Marine Transport Corp.	221,000	362,957

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Unic Technology Corp.	34,000	$31,281
	Unimicron Technology Corp.	338,312	998,043
#	Union Bank of Taiwan	331,474	172,493
*	Union Insurance Co. Ltd.	42,000	38,034
*	Uniplus Electronics Co. Ltd.	18,000	9,855
	Uni-President Enterprises Corp.	1,278,577	3,072,629
	Unitech Computer Co. Ltd.	45,000	54,185
*	Unitech Printed Circuit Board Corp.	333,265	252,369
*	United Alloy-Tech Co.	25,000	36,318
	United Integrated Services Co. Ltd.	48,400	667,797
#	United Microelectronics Corp. (2303 TT)	2,190,081	3,073,232
	United Orthopedic Corp.	36,141	101,016
	United Radiant Technology	48,000	32,956
	United Recommend International Co. Ltd.	21,817	32,560
*	United Renewable Energy Co. Ltd.	675,347	181,651
*††	Unity Opto Technology Co. Ltd.	275,593	0
	Univacco Technology, Inc.	28,000	43,102
	Universal Cement Corp.	152,620	133,595
	Universal Microelectronics Co. Ltd.	24,000	14,148
	Universal Microwave Technology, Inc.	10,000	118,897
	Universal Vision Biotechnology Co. Ltd.	32,928	184,256
	UPC Technology Corp.	385,532	100,452
	Userjoy Technology Co. Ltd.	23,575	69,339
#	USI Corp.	377,332	120,586
*	Usun Technology Co. Ltd.	17,000	20,328
#	Utechzone Co. Ltd.	23,000	66,894
		Shares	Value»
TAIWAN — (Continued)
	UVAT Technology Co. Ltd.	14,000	$32,777
	Value Valves Co. Ltd.	22,000	58,886
#	Vanguard International Semiconductor Corp.	327,475	924,466
	Ve Wong Corp.	43,000	51,282
	Ventec International Group Co. Ltd.	37,000	78,656
	Via Technologies, Inc.	54,000	122,569
	Viking Tech Corp.	35,000	34,518
	Visco Vision, Inc.	21,000	108,101
	VisEra Technologies Co. Ltd.	23,000	145,939
#	Visual Photonics Epitaxy Co. Ltd.	60,757	189,693
	Vivotek, Inc.	20,000	73,339
	Vizionfocus, Inc.	12,000	75,479
	Voltronic Power Technology Corp.	18,017	844,839
#	Wafer Works Corp.	289,249	182,252
	Waffer Technology Corp.	79,070	123,738
	Wah Hong Industrial Corp.	33,694	34,979
	Wah Lee Industrial Corp.	95,480	284,242
	Walsin Lihwa Corp.	751,764	486,997
	Walsin Technology Corp.	174,345	428,341
	Walton Advanced Engineering, Inc.	140,000	53,880
	Wan Hai Lines Ltd.	186,355	484,369
	WAN HWA Enterprise Co.	40,000	14,211
*	We&Win Diversification Co. Ltd.	58,000	40,081
	WEI Chih Steel Industrial Co. Ltd.	84,000	48,051
	Wei Chuan Foods Corp.	176,000	89,505
	Weikeng Industrial Co. Ltd.	206,725	212,133
	Well Shin Technology Co. Ltd.	46,160	84,240
	Welldone Co.	30,000	47,134
	WELLELL, Inc.	29,000	19,997
	Wholetech System Hitech Ltd.	24,000	65,125
#*	Win Semiconductors Corp.	159,141	451,230
#*	Winbond Electronics Corp.	989,486	490,488

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Winmate, Inc.	19,000	$81,186
	Winstek Semiconductor Co. Ltd.	34,000	96,085
*††	Wintek Corp.	461,871	0
#	WinWay Technology Co. Ltd.	8,000	212,493
#	Wisdom Marine Lines Co. Ltd.	215,501	407,673
#	Wiselink Co. Ltd.	39,366	115,715
#	Wistron Corp.	464,017	1,488,917
	Wistron NeWeb Corp.	125,260	493,995
	WITS Corp.	22,385	70,028
	Wiwynn Corp.	19,000	1,143,444
	Wonderful Hi-Tech Co. Ltd.	69,683	79,712
	Wowprime Corp.	54,387	378,372
	WPG Holdings Ltd.	374,779	794,001
	WT Microelectronics Co. Ltd.	129,284	473,576
	WUS Printed Circuit Co. Ltd.	80,712	97,710
#	XinTec, Inc.	49,000	205,484
	X-Legend Entertainment Co. Ltd.	9,000	27,191
	Xxentria Technology Materials Corp.	87,182	138,462
	Ya Horng Electronic Co. Ltd.	20,000	37,121
	Yageo Corp.	67,364	965,878
	Yang Ming Marine Transport Corp.	499,000	1,066,102
	Yankey Engineering Co. Ltd.	20,117	253,899
	YC INOX Co. Ltd.	187,624	124,881
	YCC Parts Manufacturing Co. Ltd.	23,000	37,938
	Yea Shin International Development Co. Ltd.	107,122	114,018
*	Yeh-Chiang Technology Corp.	14,000	11,133
#	Yem Chio Co. Ltd.	213,061	107,492
	Yen Sun Technology Corp.	26,000	34,183
*	Yeong Guan Energy Technology Group Co. Ltd.	48,659	44,648
	YFC-Boneagle Electric Co. Ltd.	54,704	37,658
	YFY, Inc.	540,891	441,680
		Shares	Value»
TAIWAN — (Continued)
	Yi Jinn Industrial Co. Ltd.	85,155	$45,365
	Yieh Phui Enterprise Co. Ltd.	438,325	216,827
	Yonyu Plastics Co. Ltd.	39,000	25,264
	Young Fast Optoelectronics Co. Ltd.	41,298	65,220
*	Young Optics, Inc.	22,000	30,746
#	Youngtek Electronics Corp.	62,257	120,245
#	Yuan High-Tech Development Co. Ltd.	8,400	37,485
	Yuanta Financial Holding Co. Ltd.	1,770,230	1,734,401
#	Yuanta Futures Co. Ltd.	55,186	141,962
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	46,475
	Yulon Finance Corp.	126,213	426,412
	Yulon Motor Co. Ltd.	352,141	433,705
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	55,039
#	Yungshin Construction & Development Co. Ltd.	59,000	229,210
	YungShin Global Holding Corp.	98,000	200,996
	Yusin Holding Corp.	12,179	41,389
	Zeng Hsing Industrial Co. Ltd.	36,906	114,912
	Zenitron Corp.	94,000	93,502
	Zero One Technology Co. Ltd.	61,422	241,695
	Zhen Ding Technology Holding Ltd.	261,000	799,550
*	Zhong Yang Technology Co. Ltd.	11,000	11,727
*	Zig Sheng Industrial Co. Ltd.	187,231	56,170
	ZillTek Technology Corp.	11,000	75,051
*	Zinwell Corp.	147,010	54,380
	Zippy Technology Corp.	51,000	84,869
	Zyxel Group Corp.	143,826	135,374
TOTAL TAIWAN			309,405,062

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (1.2%)
	AAPICO Hitech PCL (AH/F TB)	122,332	$43,945
*	Absolute Clean Energy PCL	859,800	34,232
	Advanced Information Technology PCL, Class F	368,300	45,645
	AEON Thana Sinsap Thailand PCL	37,700	119,065
	After You PCL	87,400	23,547
	Airports of Thailand PCL	362,100	414,618
	Allianz Ayudhya Capital PCL	16,500	16,423
	AMA Marine PCL	65,800	7,997
	Amata Corp. PCL	290,700	128,794
#	AP Thailand PCL	771,202	184,691
	Asia Plus Group Holdings PCL	764,400	44,164
*	Asia Precision PCL	176,500	7,661
	Asian Alliance International PCL	136,100	17,519
	Asian Insulators PCL	149,155	15,003
	Asian Sea Corp. PCL	76,100	17,541
	Asset World Corp. PCL	997,500	65,694
*	Assetwise PCL	152,000	28,894
	B Grimm Power PCL	159,000	53,785
	Bangchak Corp. PCL	414,200	443,277
	Bangchak Sriracha PCL	303,700	47,730
	Bangkok Airways PCL	94,900	45,454
	Bangkok Aviation Fuel Services PCL	28,500	6,612
	Bangkok Bank PCL (BBLF TB)	170,100	712,887
#	Bangkok Commercial Asset Management PCL	706,500	134,300
#	Bangkok Expressway & Metro PCL	1,052,335	185,864
	Bangkok Land PCL	5,830,300	71,559
	Bangkok Life Assurance PCL, NVDR	88,940	44,730
*	Bangkok Ranch PCL	394,200	18,881
#	BEC World PCL	427,599	51,714
#	Berli Jucker PCL	207,100	147,552
	Betagro PCL	175,100	124,229
	BKI Holdings PCL	28,780	242,956
	Bluebik Group PCL	46,400	39,934
#*	BTS Group Holdings PCL	991,900	149,951
		Shares	Value»
THAILAND — (Continued)
#	Cal-Comp Electronics Thailand PCL, Class F	1,188,478	$211,688
	Central Pattana PCL	223,500	339,549
	Central Plaza Hotel PCL	102,600	76,785
	Central Retail Corp. PCL	422,466	299,729
	CH Karnchang PCL	343,972	148,277
	Charoen Pokphand Foods PCL	651,193	516,588
	CK Power PCL	501,000	40,494
	Com7 PCL	252,600	155,772
	CP ALL PCL	353,100	544,369
	CP Axtra PCL	91,407	69,092
	Delta Electronics Thailand PCL	275,200	807,352
*	Demco PCL	239,100	11,667
	Dhipaya Group Holdings PCL	141,000	81,464
	Diamond Building Products PCL	152,800	26,530
	Don Muang Tollway PCL	150,500	45,504
#	Dynasty Ceramic PCL	1,511,600	70,591
	Eastern Polymer Group PCL	402,600	32,059
	Eastern Water Resources Development & Management PCL, Class F	345,900	18,017
	Ekachai Medical Care PCL	151,987	28,436
#*	Energy Absolute PCL	1,420,800	92,721
	Erawan Group PCL	794,500	54,227
	Exotic Food PCL	52,700	25,715
	Forth Corp. PCL	95,400	26,845
	Forth Smart Service PCL	130,600	25,412
	Fortune Parts Industry PCL	205,200	9,890
	GFPT PCL	193,100	58,384
	Global Green Chemicals PCL	54,700	7,434
*	Gulf Development PCL	18,966	27,820
	Gunkul Engineering PCL	1,707,800	81,287
	Haad Thip PCL	109,500	54,086
	Hana Microelectronics PCL	266,901	154,204

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Heng Leasing & Capital PCL	196,000	$5,985
	Home Product Center PCL	1,241,527	315,910
	Hwa Fong Rubber Thailand PCL, Class F	162,600	17,621
	ICC International PCL	34,913	35,274
	Ichitan Group PCL	232,700	83,592
	Index Livingmall PCL	102,800	43,391
#	Indorama Ventures PCL	208,200	118,419
#	IRPC PCL	4,183,800	108,963
	IT City PCL	52,200	5,438
#	I-TAIL Corp. PCL	111,100	42,904
*	Italian-Thai Development PCL	1,501,700	12,587
*	Jasmine Technology Solution PCL	61,800	75,388
#	Jaymart Group Holdings PCL	189,300	48,451
#	JMT Network Services PCL	280,837	116,017
	Kang Yong Electric PCL	2,400	21,051
	Karmarts PCL	339,966	96,682
	Kaset Thai International Sugar Corp. PCL, Class F	141,500	10,166
	Kasikornbank PCL (KBANKF TB)	60,700	289,826
	KCE Electronics PCL	275,900	143,711
	KGI Securities Thailand PCL	761,400	89,804
	Kiatnakin Phatra Bank PCL	39,400	58,973
	Krung Thai Bank PCL	442,650	288,872
#	Krungthai Card PCL	160,600	223,556
	Lalin Property PCL	208,900	31,268
	Lam Soon Thailand PCL	132,400	18,549
	Land & Houses PCL (LHF TB)	1,472,300	186,875
	Land & Houses PCL (LHR TB), NVDR	64,820	8,227
	LH Financial Group PCL	1,530,300	35,732
	Loxley PCL	697,570	21,718
	LPN Development PCL	545,600	32,992
	Major Cineplex Group PCL	204,500	60,912
	Malee Group PCL	41,300	8,593
	Master Style PcL	16,900	10,574
		Shares	Value»
THAILAND — (Continued)
	MBK PCL	153,452	$70,743
	MC Group PCL	194,800	58,898
	MCS Steel PCL	220,500	51,156
#	Mega Lifesciences PCL	134,200	121,525
	Minor International PCL	795,771	637,236
	MK Restaurants Group PCL	126,600	72,007
*	Mono Next PCL	320,200	15,816
#	Moshi Moshi Retail Corp. PLC	42,900	54,580
	Muang Thai Insurance PCL	5,800	18,839
	Muangthai Capital PCL	148,700	200,314
	Namyong Terminal PCL	218,500	22,501
	Netbay PCL	57,700	34,891
	Ngern Tid Lor PCL	291,925	104,868
	Noble Development PCL	419,800	26,642
	Northeast Rubber PCL	678,900	83,326
#	Origin Property PCL	429,350	25,320
#	Osotspa PCL	237,600	112,381
	PCS Machine Group Holding PCL	188,600	17,954
#	Plan B Media PCL	798,532	114,742
*	Platinum Group PCL, Class F	387,400	16,236
	Polyplex Thailand PCL	141,900	46,302
	Precious Shipping PCL	386,800	68,317
	Premier Marketing PCL	106,600	33,826
	Prima Marine PCL	514,700	91,677
	Property Perfect PCL	4,335,345	14,276
	PTG Energy PCL	581,700	122,766
	PTT Global Chemical PCL	340,556	176,369
#	PTT Oil & Retail Business PCL	399,700	173,497
#	Quality Houses PCL	3,535,813	158,770
	R&B Food Supply PCL	203,600	26,086
	Ratchthani Leasing PCL	893,197	39,306
#	Regional Container Lines PCL	175,200	120,104
	S Hotels & Resorts PCL	455,800	23,196

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Saha Pathana Inter-Holding PCL	18,700	$35,687
	Sahamitr Pressure Container PCL	114,700	28,842
	Saha-Union PCL	37,800	32,533
	Saksiam Leasing PCL	214,900	24,961
*	Samart Corp. PCL	178,000	37,033
#	Sansiri PCL	5,663,833	235,675
#	Sappe PCL	44,100	46,536
	SC Asset Corp. PCL	883,396	61,352
	SCB X PCL	95,300	339,491
††	SCG Ceramics PCL	291,200	1,656
	SCG Packaging PCL	249,599	105,354
#	SCGJWD Logistics PCL	57,100	13,504
	SEAFCO PCL	326,018	19,519
	Siam Cement PCL	89,200	427,241
	Siam Global House PCL	224,303	47,338
	Siam Wellness Group PCL	228,750	26,295
	Siamgas & Petrochemicals PCL	299,100	62,229
*	Singer Thailand PCL	172,900	33,384
	Singha Estate PCL	557,400	11,513
	SiS Distribution Thailand PCL	20,900	13,952
#	SISB PCL	68,200	37,770
*	SKY ICT PCL	100,600	44,571
*	SNC Former PCL	138,100	26,252
	Somboon Advance Technology PCL	100,650	34,951
	SPCG PCL	215,700	51,011
#	Sri Trang Agro-Industry PCL	376,400	152,115
	Sri Trang Gloves Thailand PCL	411,698	85,039
#	Srinanaporn Marketing PCL	203,300	74,248
	Srisawad Capital 1969 PCL, Class F	436,830	20,269
	Srisawad Corp. PCL	167,618	153,041
	Srivichai Vejvivat PCL	174,700	36,608
	Star Petroleum Refining PCL	746,800	121,840
	Starflex PCL	89,100	8,162
*	STP & I PCL	582,880	43,622
#	Supalai PCL	422,825	199,989
*	Super Energy Corp. PCL	9,042,200	37,896
	Susco PCL	266,700	21,876
	SVI PCL	202,700	47,633
		Shares	Value»
THAILAND — (Continued)
	Syntec Construction PCL	574,800	$27,187
	TAC Consumer PCL	154,800	21,317
#	Taokaenoi Food & Marketing PCL, Class F	157,200	34,824
*	Tata Steel Thailand PCL	1,512,800	31,701
	Thai Life Insurance PCL	54,800	20,178
	Thai Oil PCL	322,414	258,182
	Thai President Foods PCL	4,100	24,547
	Thai Stanley Electric PCL (STANLY/F TB), Class F	11,300	73,743
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	3,900	25,451
	Thai Union Group PCL	555,532	179,606
	Thai Vegetable Oil PCL	180,840	122,888
	Thai Wah PCL	229,800	14,859
#*	Thaicom PCL	219,600	59,822
	Thaifoods Group PCL	594,000	95,133
	Thanachart Capital PCL	63,600	90,912
#	Thoresen Thai Agencies PCL	602,400	74,297
	Tipco Asphalt PCL (TASCO/F TB)	255,600	114,773
	TIPCO Foods PCL	117,300	33,008
#	Tisco Financial Group PCL (TISCO/F TB)	38,400	112,941
	TKS Technologies PCL	157,730	26,678
	TMBThanachart Bank PCL	2,834,650	155,288
	TMT Steel PCL	169,300	16,928
	TOA Paint Thailand PCL	221,900	67,756
	TQM Alpha PCL	88,866	44,160
	Triple i Logistics PCL	142,800	20,006
*	True Corp. PCL	1,121,203	406,124
	TTW PCL	334,200	88,040
	Union Auction PCL	87,100	18,773
	Unique Engineering & Construction PCL	252,650	14,673
	United Paper PCL	138,000	31,397
	Univanich Palm Oil PCL	256,200	70,176
	Vanachai Group PCL	262,120	16,949
#*	VGI PCL	1,174,900	80,191

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	WHA Corp. PCL	1,408,100	$127,300
	WHA Utilities & Power PCL	374,300	37,200
*	Workpoint Entertainment PCL	100,560	13,667
#*	Xspring Capital PCL	2,834,500	67,882
TOTAL THAILAND			19,020,869
TURKEY — (0.7%)
*	Adese Alisveris Merkezleri Ticaret AS	633,105	39,893
	Agesa Hayat ve Emeklilik AS	16,407	57,410
	Akbank TAS	613,519	779,610
	Aksa Akrilik Kimya Sanayii AS	306,090	76,152
	Aksa Enerji Uretim AS	16,203	13,129
*	Aksigorta AS	107,839	16,941
	Alarko Holding AS	30,112	72,173
	Albaraka Turk Katilim Bankasi AS	752,440	117,980
*	Alkim Alkali Kimya AS	66,442	25,370
	Anadolu Anonim Turk Sigorta Sirketi	63,285	143,909
	Anadolu Hayat Emeklilik AS	31,796	66,423
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	14,142	20,183
*	Anel Elektrik Proje Taahhut ve Ticaret AS	55,852	24,937
#*	Arcelik AS	10,304	30,537
	ARD Grup Bilisim Teknolojileri AS	71,068	46,609
*	Arsan Tekstil Ticaret ve Sanayi AS	30,567	16,556
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	28,671	75,122
	Atp Yazilim ve Teknoloji AS	7,255	14,583
	Aydem Yenilenebilir Enerji AS	50,447	20,865
	Aygaz AS	14,621	48,656
*	Baticim Bati Anadolu Cimento Sanayii AS	737,484	101,403
*	Bera Holding AS	283,731	107,395
		Shares	Value»
TURKEY — (Continued)
	BIM Birlesik Magazalar AS	28,413	$333,803
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	1,793	16,987
	Borusan Yatirim ve Pazarlama AS	598	33,084
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	616	10,386
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,067	22,749
	Bursa Cimento Fabrikasi AS	292,293	58,265
	Celebi Hava Servisi AS	627	41,120
*	Cemas Dokum Sanayi AS	355,741	67,151
	Cemtas Celik Makina Sanayi Ve Ticaret AS	109,278	48,257
	Coca-Cola Icecek AS	122,614	166,386
	Deva Holding AS	14,705	21,692
	Dogan Sirketler Grubu Holding AS	308,404	125,285
#	Dogus Otomotiv Servis ve Ticaret AS	27,547	140,270
	Eczacibasi Yatirim Holding Ortakligi AS	7,974	35,968
	EGE Endustri VE Ticaret AS	178	41,294
	EGE Gubre Sanayii AS	19,870	34,060
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	38,670	44,189
Ω	Enerjisa Enerji AS	37,039	52,212
#	Enka Insaat ve Sanayi AS	97,282	162,304
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	20,236
	Eregli Demir ve Celik Fabrikalari TAS	306,128	179,764
	Escar Turizm Tasimacilik Ticaret AS	29,619	51,573
*	Escort Teknoloji Yatirim AS	260,607	16,642

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Europap Tezol Kagit Sanayi VE Ticaret AS	48,731	$19,068
*	Europen Endustri Insaat Sanayi VE Ticaret AS	541,516	75,033
	Ford Otomotiv Sanayi AS	4,179	96,418
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	11,350	37,404
	Gentas Genel Metal Sanayi ve Ticaret AS	32,170	19,199
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	11,241	11,840
	Global Yatirim Holding AS	817,488	156,618
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	5,378	53,965
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	108,648	49,021
*	GSD Holding AS	438,423	47,907
*	Gubre Fabrikalari TAS	5,145	36,914
*	Hitit Bilgisayar Hizmetleri AS	12,651	13,504
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	212,979	36,965
*	Is Finansal Kiralama AS	190,849	62,644
*	Isiklar Enerji ve Yapi Holding AS	164,593	44,510
*	Izmir Demir Celik Sanayi AS	315,488	40,999
	Jantsa Jant Sanayi Ve Ticaret AS	42,208	23,524
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	46,960	37,248
*	Karsan Otomotiv Sanayii Ve Ticaret AS	116,473	30,890
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	757,382	29,215
*	Kerevitas Gida Sanayi ve Ticaret AS	113,669	47,733
		Shares	Value»
TURKEY — (Continued)
	Kiler Holding AS	18,824	$12,547
	Kocaer Celik Sanayi Ve Ticaret AS	111,918	35,883
	Kontrolmatik Enerji Ve Muhendislik AS	18,216	12,943
*	Kordsa Teknik Tekstil AS	14,902	21,372
*	Koza Anadolu Metal Madencilik Isletmeleri AS	26,514	59,819
*	Koza Polyester Sanayi VE Ticaret AS	72,377	9,487
	LDR Turizm AS	2,490	12,468
	Logo Yazilim Sanayi Ve Ticaret AS	19,744	70,345
*	Margun Enerji Uretim Sanayi VE Ticaret AS	36,377	25,122
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	264,560	222,778
#*	MIA Teknoloji AS	69,389	63,111
	Naturelgaz Sanayi ve Ticaret AS	120,868	24,911
*	Orge Enerji Elektrik Taahhut AS	24,876	64,093
	Osmanli Yatirim Menkul Degerler AS	51,034	11,016
*	Oyak Yatirim Menkul Degerler AS	49,714	33,977
*	Pegasus Hava Tasimaciligi AS	72,805	423,415
*	Peker Gayrimenkul Yatirim Ortakligi AS	701,547	25,593
	Penta Teknoloji Urunleri Dagitim Ticaret AS	24,144	8,226
#*	Petkim Petrokimya Holding AS	235,010	99,045
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	30,966	18,642
*	Polisan Holding AS	30,016	12,024
*	Politeknik Metal Sanayi ve Ticaret AS	212	34,762
*	Qua Granite Hayal	285,391	39,452
*	Ral Yatirim Holding AS	13,568	41,569

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	131,617	$64,441
#*	Sasa Polyester Sanayi AS	386,389	42,620
	Sekerbank Turk AS	1,077,926	145,545
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	36,143	60,456
	Sok Marketler Ticaret AS	104,300	102,311
	SUN Tekstil Sanayi Ve Ticaret AS	18,345	16,898
	Suwen Tekstil Sanayi Pazarlama AS	44,045	12,193
*	TAV Havalimanlari Holding AS	40,897	243,441
*	Tekfen Holding AS	38,966	138,797
#	Tofas Turk Otomobil Fabrikasi AS	32,287	168,851
*	Tukas Gida Sanayi ve Ticaret AS	1,069,281	66,491
*	Tumosan Motor ve Traktor Sanayi AS	7,217	15,641
#*	Turk Altin Isletmeleri AS	31,687	20,621
*	Turk Hava Yollari AO	128,988	957,081
*	Turk Ilac VE Serum Sanayi AS	30,312	15,512
*	Turk Telekomunikasyon AS	148,117	202,340
	Turk Traktor ve Ziraat Makineleri AS	7,050	111,325
	Turkcell Iletisim Hizmetleri AS	323,023	757,667
#	Turkiye Garanti Bankasi AS	135,943	365,405
#	Turkiye Petrol Rafinerileri AS	233,353	758,473
	Turkiye Sigorta AS	243,192	110,794
*	Turkiye Sinai Kalkinma Bankasi AS	691,090	188,530
#*	Turkiye Vakiflar Bankasi TAO, Class D	805,142	435,973
#*	Ulker Biskuvi Sanayi AS	51,437	143,054
*	Vakif Finansal Kiralama AS	813,902	44,160
		Shares	Value»
TURKEY — (Continued)
	Vestel Beyaz Esya Sanayi ve Ticaret AS	188,295	$56,885
*	Vestel Elektronik Sanayi ve Ticaret AS	64,859	68,371
*	Yapi ve Kredi Bankasi AS	720,873	428,728
	Yaprak Sut ve Besi Ciftlikleri San. Ve Tic. AS	82	962
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	43,261	26,146
*	Yayla Agro Gida Sanayi VE Nakliyat AS	91,970	20,785
*	YEO Teknoloji Enerji VE Endustri AS	27,703	30,558
	Ziraat Gayrimenkul Yatirim Ortakligi AS	62,969	39,678
*	Zorlu Enerji Elektrik Uretim AS	633,619	52,816
TOTAL TURKEY			11,906,281
UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Commercial Bank PJSC	468,921	1,485,939
	Abu Dhabi Islamic Bank PJSC	350,534	1,745,227
	Abu Dhabi National Hotels	1,962,596	278,254
	Abu Dhabi National Insurance Co. PSC	78,793	132,409
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	577,419
*	Abu Dhabi Ports Co. PJSC	247,431	267,803
	ADNOC Drilling Co. PJSC	506,641	675,950
	Agility Global PLC	1,131,499	378,419
	Agthia Group PJSC	166,034	204,405
	Air Arabia PJSC	1,040,403	989,922
	Ajman Bank PJSC	334,149	137,414
*	AL Seer Marine Supplies & Equipment Co. LLC	80,018	63,718
	Aldar Properties PJSC	256,199	576,948
	Alpha Dhabi Holding PJSC	53,581	165,224

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Americana Restaurants International PLC - Foreign Co.	129,023	$79,362
*	Amlak Finance PJSC	371,923	85,328
*	Apex Investment Co. PSC	108,078	115,653
*††	Arabtec Holding PJSC	166,414	0
*	Aramex PJSC	334,290	253,168
	Burjeel Holdings PLC	332,546	136,781
	Deyaar Development PJSC	461,896	116,031
	Dubai Financial Market PJSC	554,456	206,869
	Dubai Investments PJSC	1,190,416	753,045
	Dubai Islamic Bank PJSC	738,143	1,520,789
	Emaar Development PJSC	278,461	1,014,774
	Emaar Properties PJSC	867,972	3,101,482
	Emirates Driving Co.	103,274	68,827
	Emirates Integrated Telecommunications Co. PJSC	321,704	762,590
	Emirates NBD Bank PJSC	366,178	2,049,307
*	Emirates Reem Investments PJSC	12,985	9,569
	Emirates Telecommunications Group Co. PJSC	439,192	2,081,222
*	EMSTEEL Building Materials PJSC	526,920	166,593
*	Eshraq Investments PJSC	636,289	79,051
	Fertiglobe PLC	322,183	199,354
	First Abu Dhabi Bank PJSC	582,474	2,383,255
*	Ghitha Holding PJSC	13,216	64,273
*	Gulf Navigation Holding PJSC	69,076	101,448
*	Gulf Pharmaceutical Industries PSC	129,775	48,494
*	Manazel PJSC	681,581	65,504
*	Multiply Group PJSC	932,154	547,669
	National Bank of Ras Al-Khaimah PSC	25,254	46,754
	National Central Cooling Co. PJSC	206,794	148,633
	Palms Sports PrJSC	12,421	21,890
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Presight AI Holding PLC	100,260	$52,930
*	RAK Properties PJSC	567,469	196,549
	Ras Al Khaimah Ceramics PJSC	298,761	202,429
	Salik Co. PJSC	376,998	519,430
*	Space42 PLC	299,513	135,362
	Taaleem Holdings PJSC	37,956	37,560
	TECOM Group PJSC	135,101	114,817
*	Union Properties PJSC	554,961	86,099
TOTAL UNITED ARAB EMIRATES			25,251,942
UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC (AU US)	32,813	1,383,396
UNITED STATES — (0.3%)
*Ω	HUUUGE, Inc.	7,568	36,894
	Yum China Holdings, Inc. (9987 HK)	58,400	2,728,299
	Yum China Holdings, Inc. (YUMC US)	40,430	1,751,023
TOTAL UNITED STATES			4,516,216
TOTAL COMMON STOCKS			1,568,569,304
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Alpargatas SA, 1.438%	65,000	84,756
	Banco ABC Brasil SA, 7.581%	45,341	173,370
Ω	Banco BMG SA, 10.131%	74,500	50,015
	Banco Bradesco SA, 9.775%	497,739	1,204,190
	Banco do Estado do Rio Grande do Sul SA, 9.502%	111,307	225,550
	Banco Mercantil do Brasil SA, 6.310%	6,300	39,164
	Banco Pan SA, 3.173%	133,918	179,575
	Banco Pine SA, 10.291%	39,152	33,115
*	Braskem SA	30,558	57,453

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Centrais Eletricas Brasileiras SA, 4.010%	27,000	$229,458
	Centrais Eletricas de Santa Catarina SA, 8.134%	5,750	83,294
	Cia de Ferro Ligas da Bahia FERBASA, 7.259%	66,405	84,832
	Cia De Sanena Do Parana, 5.195%	361,836	387,648
	Cia Energetica de Minas Gerais, 10.929%	299,550	577,971
	Cia Energetica do Ceara, 5.404%	4,882	21,515
	Cia Paranaense de Energia - Copel Class B, 7.077%	282,091	573,114
	Energisa SA, 6.888%	177	263
	Eucatex SA Industria e Comercio, 5.851%	33,500	74,200
	Gerdau SA, 5.337%	107,502	283,949
	Grazziotin SA, 9.656%	3,154	15,461
	Isa Energia Brasil SA, 9.841%	54,103	228,704
	Itau Unibanco Holding SA, 6.726%	344,100	2,157,314
	Klabin SA, 3.777%	2	1
	Marcopolo SA, 8.381%	237,764	294,945
	Raizen SA, 0.553%	334,196	106,587
	Randon SA Implementos e Participacoes, 4.054%	114,736	181,349
	Schulz SA, 7.575%	42,646	41,180
	Track & Field Co. SA, 2.041%	8,200	16,689
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	153,486	149,560
TOTAL BRAZIL			7,555,222
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 7.790%	65,507	92,149
		Shares	Value»

CHILE — (Continued)
	Embotelladora Andina SA, 7.252%	8,575	$36,677
TOTAL CHILE			128,826
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 3.937%	807,101	109,636
	Grupo de Inversiones Suramericana SA, 3.782%	32,288	287,917
TOTAL COLOMBIA			397,553
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	51,349
TOTAL PREFERRED STOCKS			8,132,950
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco Pine SA Warrants 12/31/2049	76	9
*	Minerva SA Rights 05/29/2025	11,744	3,953
TOTAL BRAZIL			3,962
INDIA — (0.0%)
*	Lloyds Engineering Works Ltd. Rights 05/30/2025	32,888	8,720
MALAYSIA — (0.0%)
*	Supermax Corp. Bhd. Warrants 03/01/2030	29,242	1,660
SOUTH KOREA — (0.0%)
*	Samsung SDI Co. Ltd. Rights 05/22/2025	1,401	33,953
THAILAND — (0.0%)
*	Better World Green PCL Warrants	306,533	0
*	Better World Green PCL Warrants 08/13/2025	306,533	92
*	Jasmine International PCL Warrants 10/10/2031	523,082	5,794

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

THAILAND — (Continued)
*	MBK PCL Rights 05/16/2025	25,025	$599
*	Northeast Rubber PCL Warrants 05/15/2026	113,150	610
*	VGI PCL Warrants 09/03/2025	213,210	4,595
TOTAL THAILAND			11,690
TOTAL RIGHTS/WARRANTS			59,985
TOTAL INVESTMENT SECURITIES (Cost $1,158,217,209)			1,576,762,239

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	954,444	$11,038,141
TOTAL INVESTMENTS — (100.0%)
(Cost $1,169,255,569)			$1,587,800,380
As of April 30, 2025, the value of Rule 144A securities amounted to $78,649,764 or 5.0% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$41,588,302	—	—	$41,588,302
Canada	—	$751,723	—	751,723
Chile	9,171,633	71,000	—	9,242,633
China	28,479,321	376,908,242	$13,855	405,401,418
Colombia	1,896,680	—	—	1,896,680
Czech Republic	—	1,117,173	—	1,117,173
Egypt	10,355	411,375	—	421,730
Greece	—	8,143,890	—	8,143,890
Hong Kong	—	18,728,283	21,431	18,749,714
Hungary	—	4,194,111	—	4,194,111
India	15,655,720	284,392,748	—	300,048,468
Indonesia	671,277	18,488,227	18,854	19,178,358
Kuwait	—	11,028,994	536	11,029,530
Luxembourg	—	355,890	—	355,890
Malaysia	—	23,013,512	34	23,013,546
Mexico	33,674,061	406,651	—	34,080,712
Netherlands	—	962,114	—	962,114
Peru	1,118,276	—	1	1,118,277
Philippines	26,709	10,353,489	2,641	10,382,839
Poland	—	20,501,905	—	20,501,905
Qatar	—	13,923,185	—	13,923,185
Saudi Arabia	15,505	53,488,327	—	53,503,832
Singapore	—	777,916	—	777,916
South Africa	5,274,192	44,828,619	—	50,102,811
South Korea	1,318,252	165,200,200	80,329	166,598,781
Taiwan	6,523,058	302,876,737	5,267	309,405,062

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	$78,408	$18,940,805	$1,656	$19,020,869
Turkey	—	11,906,281	—	11,906,281
United Arab Emirates	—	25,251,942	—	25,251,942
United Kingdom	1,383,396	—	—	1,383,396
United States	1,751,023	2,765,193	—	4,516,216
Preferred Stocks
Brazil	7,555,222	—	—	7,555,222
Chile	36,677	92,149	—	128,826
Colombia	397,553	—	—	397,553
Philippines	—	51,349	—	51,349
Rights/Warrants
Brazil	—	3,962	—	3,962
India	—	8,720	—	8,720
Malaysia	—	1,660	—	1,660
South Korea	—	33,953	—	33,953
Thailand	—	11,690	—	11,690
Securities Lending Collateral	—	11,038,141	—	11,038,141
Total Investments in Securities	$156,625,620	$1,431,030,156	$144,604˂˃	$1,587,800,380

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (61.3%)
U.S. Social Core Equity 2 Portfolio	1,404,181	$37,337,183
INTERNATIONAL EQUITIES — (38.7%)
International Social Core Equity Portfolio	1,028,001	16,602,214
Emerging Markets Social Core Equity Portfolio	470,655	6,998,637
TOTAL INTERNATIONAL EQUITIES		23,600,851
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $47,075,732)		$60,938,034
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.290% (Cost $4,543)	4,543	4,543
TOTAL INVESTMENTS — (100.0%) (Cost $47,080,275)		$60,942,577
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$60,938,034	—	—	$60,938,034
Temporary Cash Investments	4,543	—	—	4,543
TOTAL	$60,942,577	—	—	$60,942,577
See accompanying Notes to Financial Statements.

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (10.2%)
Federal Home Loan Banks
	3.125%, 09/12/25		1,000	$994,749
	5.750%, 06/12/26		200	203,961
	3.000%, 09/11/26		1,200	1,187,949
	3.000%, 03/10/28		2,500	2,457,195
	3.250%, 06/09/28		3,190	3,154,092
	3.250%, 11/16/28		7,100	7,031,102
	2.125%, 09/14/29		945	879,292
	2.125%, 12/14/29		1,000	926,817
	5.500%, 07/15/36		3,295	3,589,367
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		2,500	2,798,827
	6.750%, 03/15/31		3,815	4,375,189
#	6.250%, 07/15/32		4,239	4,821,975
Federal National Mortgage Association
	2.125%, 04/24/26		3,000	2,947,956
	1.875%, 09/24/26		2,400	2,338,957
	0.750%, 10/08/27		1,750	1,633,571
#	6.250%, 05/15/29		4,330	4,741,983
	7.125%, 01/15/30		3,583	4,102,126
#	7.250%, 05/15/30		3,316	3,842,356
	0.875%, 08/05/30		10,650	9,125,909
	6.625%, 11/15/30		4,400	4,995,748
TOTAL AGENCY OBLIGATIONS				66,149,121
BONDS — (51.3%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		173	143,870
Ω	2.500%, 02/10/41		1,132	735,194
ABN AMRO Bank NV, 3M Euribor + 0.600%, FRN
(r)	2.879%, 01/15/27	EUR	2,600	2,958,860
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		308	238,115
Aetna, Inc.
	6.750%, 12/15/37		730	779,212
	4.500%, 05/15/42		200	162,679
Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	149,486
	3.300%, 06/15/30		800	745,974
African Development Bank
	3.350%, 08/08/28	AUD	3,100	1,961,500
			Face Amount^	Value†
			(000)

	Ahold Finance USA LLC
	6.875%, 05/01/29		40	$42,414
	Aker BP ASA
Ω	5.125%, 10/01/34		200	186,842
	Albemarle Corp.
	5.450%, 12/01/44		200	161,858
	Allstate Corp.
	4.500%, 06/15/43		2,000	1,685,549
	Ally Financial, Inc.
#	8.000%, 11/01/31		200	221,480
	Alphabet, Inc.
	1.900%, 08/15/40		1,400	937,014
	Amazon.com, Inc.
	1.500%, 06/03/30		4,000	3,514,836
	4.700%, 12/01/32		3,000	3,042,385
	2.875%, 05/12/41		3,200	2,368,660
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		125	112,317
	American Express Co.
	3.300%, 05/03/27		204	200,538
	4.050%, 12/03/42		1,200	999,466
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	5.087%, 07/09/27		1,000	997,206
	American Tower Corp.
	2.300%, 09/15/31		500	430,292
	4.050%, 03/15/32		625	592,694
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		200	195,791
	Analog Devices, Inc.
	3.450%, 06/15/27		150	148,476
	Aon Corp.
	3.750%, 05/02/29		1,000	972,001
	APA Infrastructure Ltd.
#Ω	5.000%, 03/23/35		1,000	949,285
	ARES Capital Corp.
	3.200%, 11/15/31		150	127,813
	5.800%, 03/08/32		200	195,386
	Arrow Electronics, Inc.
#	3.875%, 01/12/28		400	391,602
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	850,009
	5.950%, 10/15/33		3,000	3,030,959
	Asian Development Bank, SONIA + 1.000%, FRN
(r)	5.480%, 05/23/29	GBP	5,000	6,844,877
	AT&T, Inc.
	2.750%, 06/01/31		306	274,594

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	3.500%, 06/01/41		1,705	$1,309,125
	Australia & New Zealand Banking Group Ltd.
	4.050%, 05/12/25	AUD	4,500	2,882,197
	4.950%, 02/05/29	AUD	5,000	3,285,222
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.700%, FRN
(r)	4.813%, 06/18/27	AUD	1,000	641,069
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.960%, FRN
(r)	5.181%, 02/05/29	AUD	1,000	642,991
	Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	5.188%, 01/18/27		500	501,845
	Autodesk, Inc.
	3.500%, 06/15/27		315	310,393
	Avnet, Inc.
	3.000%, 05/15/31		1,500	1,305,424
	5.500%, 06/01/32		120	117,733
	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		30	29,376
	Banco Santander SA
	3.800%, 02/23/28		200	195,437
	Bank of America Corp.
	5.875%, 02/07/42		2,075	2,139,331
	Bank of Montreal
	1.850%, 05/01/25		2,000	2,000,000
	2.750%, 06/15/27	EUR	300	341,503
	Bank of Nova Scotia
	2.150%, 08/01/31		2,200	1,892,881
	2.450%, 02/02/32		275	235,955
	Barclays PLC
	4.375%, 01/12/26		500	498,774
	Best Buy Co., Inc.
	4.450%, 10/01/28		200	199,718
	1.950%, 10/01/30		800	687,837
	Blackrock, Inc.
	3.250%, 04/30/29		1,400	1,358,779
	2.400%, 04/30/30		133	121,719
	1.900%, 01/28/31		160	140,065
	2.100%, 02/25/32		3,500	2,979,629
	Blue Owl Finance LLC
	6.250%, 04/18/34		200	201,787
	BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	300	330,598
	Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	924,450
	Booking Holdings, Inc.
	4.625%, 04/13/30		800	806,304
		Face Amount^	Value†
		(000)

Boston Properties LP
	2.550%, 04/01/32	1,000	$822,827
	5.750%, 01/15/35	400	394,488
Brighthouse Financial, Inc.
#	5.625%, 05/15/30	1,500	1,538,919
British Telecommunications PLC
#	5.125%, 12/04/28	500	511,998
Ω	3.250%, 11/08/29	1,000	948,787
Broadcom, Inc.
Ω	3.419%, 04/15/33	767	684,013
Ω	3.469%, 04/15/34	345	303,112
Ω	3.137%, 11/15/35	483	400,193
Ω	3.187%, 11/15/36	41	33,459
Ω	4.926%, 05/15/37	436	417,577
Ω	3.500%, 02/15/41	1,400	1,086,056
Brookfield Finance, Inc.
	6.350%, 01/05/34	2,130	2,247,140
Brunswick Corp.
	4.400%, 09/15/32	200	179,500
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27	525	518,241
Campbell's Co.
	4.150%, 03/15/28	71	70,560
Canadian Imperial Bank of Commerce
	3.600%, 04/07/32	2,000	1,836,811
Capital One Financial Corp.
	3.800%, 01/31/28	300	294,260
Carrier Global Corp.
	3.377%, 04/05/40	1,000	781,249
CenterPoint Energy Resources Corp.
	5.850%, 01/15/41	442	445,145
Choice Hotels International, Inc.
	3.700%, 12/01/29	520	487,572
Chubb Corp.
	6.000%, 05/11/37	1,000	1,070,652
Cincinnati Financial Corp.
	6.920%, 05/15/28	400	428,161
Cisco Systems, Inc.
	5.900%, 02/15/39	200	213,403
Citigroup, Inc.
	8.125%, 07/15/39	1,167	1,443,507
	5.875%, 01/30/42	400	405,358
Clorox Co.
	3.900%, 05/15/28	350	346,390
CNO Financial Group, Inc.
	5.250%, 05/30/29	700	700,524
	6.450%, 06/15/34	1,000	1,031,706
Comcast Corp.
	7.050%, 03/15/33	400	452,005

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	3.900%, 03/01/38		310	$265,584
	4.600%, 10/15/38		1,225	1,122,205
	6.550%, 07/01/39		1,000	1,101,706
	3.250%, 11/01/39		400	309,555
	3.750%, 04/01/40		3,173	2,602,041
	4.650%, 07/15/42		400	349,679
Commonwealth Bank of Australia
	4.900%, 08/17/28	AUD	4,000	2,623,668
Conagra Brands, Inc.
	4.850%, 11/01/28		1,000	1,006,720
	5.300%, 11/01/38		300	283,990
Consolidated Edison Co. of New York, Inc.
	5.300%, 03/01/35		350	356,242
	6.750%, 04/01/38		200	225,527
	4.200%, 03/15/42		1,000	831,593
Constellation Energy Generation LLC
	3.250%, 06/01/25		200	199,609
	5.750%, 10/01/41		500	486,714
Cooperatieve Rabobank UA, 3M Swap + 0.750%, FRN
(r)	4.867%, 05/26/28	AUD	3,000	1,916,769
Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	5.147%, 02/26/29	AUD	1,500	963,054
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	5.077%, 03/05/27		500	500,800
Cox Communications, Inc.
Ω	4.800%, 02/01/35		300	280,441
Ω	8.375%, 03/01/39		1,500	1,810,642
Ω	4.700%, 12/15/42		300	241,414
Ω	4.500%, 06/30/43		1,900	1,496,938
Crown Castle, Inc.
	2.900%, 04/01/41		1,050	737,420
CSX Corp.
	4.100%, 03/15/44		200	164,406
Cummins, Inc.
	4.875%, 10/01/43		2,180	2,026,503
CVS Health Corp.
	4.780%, 03/25/38		500	450,937
	6.125%, 09/15/39		1,900	1,922,537
	4.125%, 04/01/40		85	69,163
	5.300%, 12/05/43		400	357,328
	6.000%, 06/01/44		500	484,294
DCP Midstream Operating LP
	5.600%, 04/01/44		50	44,327
			Face Amount^	Value†
			(000)

	Deere & Co.
	3.900%, 06/09/42		1,000	$844,285
	Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32		300	262,724
	Dollar Tree, Inc.
	4.200%, 05/15/28		400	394,517
	Dow Chemical Co.
	6.300%, 03/15/33		1,200	1,278,395
	5.250%, 11/15/41		1,450	1,287,855
	4.625%, 10/01/44		200	159,423
	E.ON International Finance BV
Ω	6.650%, 04/30/38		1,000	1,082,250
	Eastman Chemical Co.
	4.800%, 09/01/42		2,500	2,129,000
	Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,475,331
	eBay, Inc.
	4.000%, 07/15/42		500	395,974
	Elevance Health, Inc.
	4.101%, 03/01/28		218	216,752
	5.850%, 01/15/36		200	208,838
	6.375%, 06/15/37		400	431,032
	4.625%, 05/15/42		1,000	866,997
	4.650%, 01/15/43		2,066	1,798,743
	5.100%, 01/15/44		200	181,963
	Enbridge Energy Partners LP
	5.500%, 09/15/40		1,071	1,019,580
	Enel Finance International NV
Ω	3.500%, 04/06/28		200	194,206
Ω	6.000%, 10/07/39		1,950	1,976,295
	Enterprise Products Operating LLC
	7.550%, 04/15/38		200	237,312
	6.125%, 10/15/39		400	421,432
	5.950%, 02/01/41		1,800	1,815,810
	5.700%, 02/15/42		400	393,580
	4.850%, 08/15/42		444	395,828
	Equinix, Inc.
	2.500%, 05/15/31		500	437,800
	Equinor ASA
	1.250%, 02/17/27	EUR	1,600	1,777,230
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	4.663%, 02/16/29		184	183,786
	European Investment Bank, SONIA + 0.340%, FRN
(r)	4.822%, 03/12/26	GBP	680	907,834

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	European Investment Bank, SONIA + 1.000%, FRN
(r)	5.482%, 09/08/25	GBP	700	$935,792
	Expedia Group, Inc.
	3.250%, 02/15/30		1,200	1,121,627
	Extra Space Storage LP
	2.350%, 03/15/32		900	748,261
	Fairfax Financial Holdings Ltd.
	6.000%, 12/07/33		1,400	1,454,622
	FedEx Corp.
Ω	4.900%, 01/15/34		672	647,768
Ω	3.250%, 05/15/41		450	310,311
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	643,518
	2.450%, 03/15/31		500	427,210
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		61	43,407
	First American Financial Corp.
	2.400%, 08/15/31		300	253,582
	Flex Ltd.
	4.875%, 06/15/29		700	695,014
	Flowserve Corp.
	2.800%, 01/15/32		900	767,175
	FMR LLC
Ω	4.950%, 02/01/33		250	248,984
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		2,000	1,880,739
	Fox Corp.
	5.476%, 01/25/39		1,000	960,211
	Franklin Resources, Inc.
	1.600%, 10/30/30		3,300	2,825,640
	GATX Corp.
	3.500%, 06/01/32		850	760,985
	General Motors Co.
	6.250%, 10/02/43		1,000	943,221
	General Motors Financial Co., Inc.
	6.400%, 01/09/33		400	413,438
	5.450%, 09/06/34		200	191,929
#	5.900%, 01/07/35		400	396,964
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	45,587
	Global Payments, Inc.
	4.450%, 06/01/28		1,107	1,097,163
	Halliburton Co.
	6.700%, 09/15/38		795	856,272
	7.450%, 09/15/39		1,000	1,140,752
			Face Amount^	Value†
			(000)

	Harley-Davidson, Inc.
	3.500%, 07/28/25		585	$581,808
	Hasbro, Inc.
	6.350%, 03/15/40		2,200	2,201,649
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		500	444,632
	Helmerich & Payne, Inc.
#Ω	5.500%, 12/01/34		150	132,137
	Home Depot, Inc.
	3.300%, 04/15/40		3,600	2,843,063
	5.950%, 04/01/41		800	837,313
	Hongkong & Shanghai Banking Corp. Ltd.
	5.100%, 03/03/28	AUD	1,500	984,548
	Host Hotels & Resorts LP
	5.700%, 07/01/34		1,000	984,036
	5.500%, 04/15/35		200	193,114
	HP, Inc.
#	6.000%, 09/15/41		1,150	1,124,997
	HSBC Holdings PLC
#	6.100%, 01/14/42		1,900	2,004,530
	Humana, Inc.
	4.950%, 10/01/44		2,000	1,702,349
	IBM International Capital Pte. Ltd.
	5.250%, 02/05/44		1,500	1,414,924
	Illinois Tool Works, Inc.
	4.875%, 09/15/41		1,000	937,791
	3.900%, 09/01/42		200	163,178
	ING Groep NV
	4.050%, 04/09/29		700	685,399
	Intel Corp.
	4.600%, 03/25/40		300	254,834
	2.800%, 08/12/41		2,300	1,488,280
	4.800%, 10/01/41		130	107,959
	5.625%, 02/10/43		2,400	2,214,003
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.538%, 09/16/26		750	749,100
	Inter-American Development Bank, SOFR + 0.300%, FRN
(r)	4.661%, 02/15/29		1,100	1,097,888
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.727%, 10/04/27		5,000	5,002,190
(r)	4.727%, 10/05/28		1,200	1,200,552
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		4,750	3,404,135

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	4.638%, 06/15/27		3,200	$3,201,056
	International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r)	4.792%, 08/19/27		1,123	1,126,695
	International Business Machines Corp.
	1.950%, 05/15/30		2,600	2,298,097
	4.000%, 06/20/42		400	326,002
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		2,652	1,904,199
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	838,196
	2.700%, 01/15/34		1,000	812,787
	J.M. Smucker Co.
	4.250%, 03/15/35		1,300	1,197,320
	Jabil, Inc.
	3.600%, 01/15/30		750	707,968
	Jackson Financial, Inc.
	3.125%, 11/23/31		235	202,271
	Japan Government Five Year Bonds
	0.400%, 09/20/28	JPY	292,000	2,018,206
	Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	400,000	2,737,026
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		350	295,050
	2.750%, 10/15/32		2,120	1,735,886
	6.200%, 04/14/34		2,000	2,026,612
	JPMorgan Chase & Co.
	5.500%, 10/15/40		1,600	1,612,134
	5.600%, 07/15/41		1,000	1,009,546
	Kemper Corp.
	3.800%, 02/23/32		330	293,807
	Kimco Realty OP LLC
	2.700%, 10/01/30		2,200	1,999,179
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		100	103,442
	5.000%, 08/15/42		3,700	3,200,567
	5.000%, 03/01/43		400	345,286
	5.500%, 03/01/44		500	455,406
	5.400%, 09/01/44		150	134,568
			Face Amount^	Value†
			(000)

	KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43		500	$463,035
	Kraft Heinz Foods Co.
	6.875%, 01/26/39		500	553,605
	4.625%, 10/01/39		1,700	1,526,037
	5.000%, 06/04/42		300	271,568
	Kroger Co.
	7.500%, 04/01/31		424	481,496
	Legg Mason, Inc.
	4.750%, 03/15/26		28	28,087
	Lincoln National Corp.
#	3.400%, 01/15/31		373	343,572
	3.400%, 03/01/32		268	238,738
	7.000%, 06/15/40		1,144	1,264,158
	Lloyds Banking Group PLC
	4.450%, 05/08/25		700	699,977
	4.375%, 03/22/28		600	598,486
	LPL Holdings, Inc.
	5.650%, 03/15/35		600	593,303
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		2,513	1,894,602
	LYB International Finance BV
	5.250%, 07/15/43		1,200	1,042,360
	4.875%, 03/15/44		200	165,158
	LYB International Finance III LLC
	3.375%, 10/01/40		940	673,679
	Macquarie Bank Ltd., 3M Euribor + 0.440%, FRN
(r)	2.918%, 12/18/26	EUR	195	220,983
	Marathon Petroleum Corp.
	6.500%, 03/01/41		2,712	2,722,936
	Mars, Inc.
Ω	3.875%, 04/01/39		400	344,857
	Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31		574	496,451
	4.750%, 03/15/39		500	470,724
	5.350%, 11/15/44		266	256,368
	Mastercard, Inc.
	4.350%, 01/15/32		1,000	989,770
	Meta Platforms, Inc.
	3.850%, 08/15/32		1,000	954,148
	MetLife, Inc.
	5.700%, 06/15/35		1,650	1,730,120
	5.875%, 02/06/41		500	511,066
	Micron Technology, Inc.
	4.663%, 02/15/30		600	590,597
	3.366%, 11/01/41		2,950	2,094,876
	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		3,500	3,068,869

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Mohawk Industries, Inc.
3.625%, 05/15/30		171	$161,355
Morgan Stanley
6.375%, 07/24/42		2,500	2,684,229
Mosaic Co.
5.625%, 11/15/43		485	458,969
Motorola Solutions, Inc.
4.600%, 05/23/29		900	900,215
MPLX LP
4.500%, 04/15/38		1,000	859,356
National Australia Bank Ltd., 3M Swap + 0.700%, FRN
(r) 4.903%, 05/10/27	AUD	720	461,381
National Australia Bank Ltd., 3M Swap + 1.030%, FRN
(r) 5.204%, 11/16/28	AUD	1,500	967,772
National Australia Bank Ltd., 3M Swap + 1.200%, FRN
(r) 5.325%, 11/25/27	AUD	2,500	1,619,743
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		121	141,528
Nederlandse Waterschapsbank NV
3.400%, 07/22/25	AUD	700	447,655
NetApp, Inc.
# 2.700%, 06/22/30		300	269,579
Newmont Corp.
6.250%, 10/01/39		200	214,635
5.450%, 06/09/44		200	191,385
NextEra Energy Capital Holdings, Inc.
5.450%, 03/15/35		136	136,976
NIKE, Inc.
2.850%, 03/27/30		7,550	7,064,666
Nomura Holdings, Inc.
2.679%, 07/16/30		400	357,381
Northern Trust Corp.
1.950%, 05/01/30		100	88,847
Nucor Corp.
3.950%, 05/01/28		171	169,237
6.400%, 12/01/37		1,750	1,916,335
OP Corporate Bank PLC
0.250%, 03/24/26	EUR	200	222,028
OP Corporate Bank PLC, 3M Euribor + 0.400%, FRN
(r) 2.769%, 03/28/27	EUR	379	429,719
Oracle Corp.
2.950%, 05/15/25		50	49,964
		Face Amount^	Value†
		(000)

3.600%, 04/01/40		1,000	$779,437
5.375%, 07/15/40		500	474,374
3.650%, 03/25/41		1,500	1,146,419
Phillips 66
5.875%, 05/01/42		800	766,280
4.875%, 11/15/44		1,200	997,607
Plains All American Pipeline LP/PAA Finance Corp.
4.300%, 01/31/43		1,500	1,145,748
4.700%, 06/15/44		1,000	797,377
PNC Bank NA
3.250%, 06/01/25		250	249,668
Primerica, Inc.
2.800%, 11/19/31		1,700	1,480,057
Principal Financial Group, Inc.
6.050%, 10/15/36		1,000	1,070,009
Prologis LP
3.000%, 06/02/26	EUR	400	454,317
5.125%, 01/15/34		800	800,149
Province of Quebec
7.500%, 09/15/29		500	570,873
Prudential Funding Asia PLC
3.625%, 03/24/32		2,200	2,026,212
Public Storage Operating Co.
# 5.100%, 08/01/33		1,600	1,625,075
PulteGroup, Inc.
6.000%, 02/15/35		1,500	1,542,287
Quanta Services, Inc.
2.900%, 10/01/30		1,147	1,038,270
Realty Income Corp.
2.850%, 12/15/32		366	315,480
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,300	1,202,709
RELX Capital, Inc.
4.750%, 05/20/32		133	132,139
Rogers Communications, Inc.
7.500%, 08/15/38		300	343,266
Ross Stores, Inc.
1.875%, 04/15/31		1,000	848,212
Royal Bank of Canada
5.000%, 01/24/28	GBP	400	538,079
Royalty Pharma PLC
2.200%, 09/02/30		1,800	1,561,662
3.300%, 09/02/40		1,925	1,413,906
Ryder System, Inc.
3.350%, 09/01/25		500	497,504

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Santander Holdings USA, Inc.
	4.500%, 07/17/25		250	$249,600
	4.400%, 07/13/27		200	198,577
	Schlumberger Holdings Corp.
Ω	2.650%, 06/26/30		439	398,374
	Sherwin-Williams Co.
	3.450%, 08/01/25		100	99,633
	2.950%, 08/15/29		600	561,440
	Simon Property Group LP
	2.200%, 02/01/31		1,000	874,761
	2.250%, 01/15/32		2,366	2,019,069
	4.750%, 09/26/34		200	191,220
	6.750%, 02/01/40		200	222,564
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,748,372
	Southwest Gas Corp.
	3.700%, 04/01/28		100	97,754
	2.200%, 06/15/30		500	440,177
	Stanley Black & Decker, Inc.
	5.200%, 09/01/40		600	547,626
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	114,858
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		600	597,058
	1.546%, 06/15/26	EUR	100	112,155
	3.040%, 07/16/29		800	752,469
	2.130%, 07/08/30		1,800	1,589,343
	2.222%, 09/17/31		250	214,690
	Tapestry, Inc.
	5.500%, 03/11/35		500	486,956
	Target Corp.
	4.000%, 07/01/42		600	500,850
	Telefonica Emisiones SA
	7.045%, 06/20/36		700	775,329
	Telefonica Europe BV
	8.250%, 09/15/30		975	1,120,923
	Texas Instruments, Inc.
	4.900%, 03/14/33		2,500	2,532,033
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,000	873,129
	Toronto-Dominion Bank
	4.456%, 06/08/32		750	729,153
	Travelers Cos., Inc.
	5.350%, 11/01/40		1,000	997,314
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41		2,000	1,736,184
	UBS AG
	1.200%, 07/30/25	AUD	2,000	1,271,492
	5.808%, 11/24/28	AUD	1,500	1,007,502
			Face Amount^	Value†
			(000)

	UDR, Inc.
	2.100%, 06/15/33		1,000	$784,771
	Union Pacific Corp.
	2.891%, 04/06/36		250	205,073
	3.550%, 08/15/39		200	165,142
	3.200%, 05/20/41		2,500	1,882,011
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	4.723%, 04/16/27	AUD	1,300	833,190
	United Parcel Service, Inc.
	4.875%, 11/15/40		2,000	1,873,458
	Valero Energy Corp.
#	6.625%, 06/15/37		450	467,279
	VeriSign, Inc.
	2.700%, 06/15/31		1,000	883,516
	Verizon Communications, Inc.
	4.329%, 09/21/28		623	625,078
	4.016%, 12/03/29		151	148,266
	2.355%, 03/15/32		238	203,148
	4.812%, 03/15/39		1,390	1,296,323
	3.400%, 03/22/41		1,400	1,067,871
	3.850%, 11/01/42		510	403,641
	Visa, Inc.
	2.050%, 04/15/30		1,000	906,376
	2.700%, 04/15/40		3,000	2,261,749
	Vodafone Group PLC
#	7.875%, 02/15/30		20	23,021
	6.250%, 11/30/32		533	574,279
	Volkswagen Group of America Finance LLC
Ω	5.800%, 03/27/35		300	298,368
	Walmart, Inc.
	5.625%, 04/01/40		4,000	4,262,208
	Walt Disney Co.
#	4.625%, 03/23/40		500	469,826
	3.500%, 05/13/40		140	113,435
	Welltower OP LLC
	4.125%, 03/15/29		450	444,701
	2.750%, 01/15/31		2,000	1,810,631
	Westlake Corp.
	3.375%, 06/15/30		100	93,546
	Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.797%, 04/16/26		300	299,901
	WestRock MWV LLC
	8.200%, 01/15/30		222	253,355
	Whirlpool Corp.
	3.700%, 05/01/25		200	200,000
#	4.750%, 02/26/29		600	568,708
	5.500%, 03/01/33		1,450	1,325,720
	Williams Cos., Inc.
	6.300%, 04/15/40		200	208,002

DFA Social Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

WP Carey, Inc.
2.450%, 02/01/32	1,000	$837,670
TOTAL BONDS		332,446,019
U.S. TREASURY OBLIGATIONS — (35.3%)
U.S. Treasury Bonds
5.250%, 02/15/29	3,500	3,709,727
6.250%, 05/15/30	3,800	4,235,367
1.125%, 05/15/40	7,600	4,755,938
1.125%, 08/15/40	8,800	5,450,500
1.375%, 11/15/40	9,000	5,780,742
1.875%, 02/15/41	8,300	5,753,262
1.750%, 08/15/41	8,300	5,555,164
2.000%, 11/15/41	7,900	5,480,316
2.375%, 02/15/42	2,800	2,052,859
2.750%, 08/15/42	7,600	5,868,328
2.750%, 11/15/42	6,500	4,995,606
3.125%, 02/15/43	6,700	5,435,113
2.875%, 05/15/43	6,400	4,974,500
3.625%, 08/15/43	2,000	1,737,188
3.625%, 02/15/44	6,800	5,881,203
3.375%, 05/15/44	4,000	3,323,750
3.125%, 08/15/44	7,000	5,573,477
3.000%, 11/15/44	5,200	4,043,609
2.500%, 02/15/45	7,000	4,976,289
U.S. Treasury Notes
4.250%, 05/31/25	5,000	4,998,779
0.250%, 08/31/25	3,000	2,959,844
5.000%, 08/31/25	4,000	4,007,656
1.250%, 04/30/28	5,800	5,416,203
2.875%, 08/15/28	4,250	4,153,711
3.125%, 11/15/28	5,000	4,916,602
3.750%, 12/31/28	4,500	4,516,172
2.625%, 02/15/29	4,000	3,855,781
2.375%, 03/31/29	3,000	2,861,133
3.250%, 06/30/29	1,500	1,475,742
3.500%, 01/31/30	600	594,352
4.000%, 07/31/30	5,500	5,562,949
4.125%, 08/31/30	2,500	2,542,383
4.625%, 09/30/30	600	624,586
4.375%, 11/30/30	1,000	1,028,594
1.250%, 08/15/31	5,200	4,441,531
1.375%, 11/15/31	2,000	1,709,141
4.125%, 11/30/31	5,300	5,366,043
4.375%, 01/31/32	1,500	1,539,961
1.875%, 02/15/32	3,000	2,634,023
4.125%, 02/29/32	4,500	4,553,438
2.875%, 05/15/32	5,000	4,672,070
	Face Amount^	Value†
	(000)

2.750%, 08/15/32	3,500	$3,232,168
4.125%, 11/15/32	4,000	4,039,375
3.500%, 02/15/33	2,500	2,415,332
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r) 4.343%, 01/31/27	7,000	6,996,176
U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r) 4.370%, 07/31/25	5,000	5,000,089
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 4.395%, 04/30/26	8,600	8,601,561
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 4.415%, 10/31/25	8,500	8,502,954
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r) 4.427%, 07/31/26	8,500	8,506,342
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r) 4.450%, 10/31/26	9,000	9,008,097
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.490%, 01/31/26	8,500	8,509,914
TOTAL U.S. TREASURY OBLIGATIONS		228,825,640
TOTAL INVESTMENT SECURITIES (Cost $649,502,349)		627,420,780

		Shares
SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	1,799,869	20,815,487
TOTAL INVESTMENTS — (100.0%)
(Cost $670,319,497)			$648,236,267

DFA Social Fixed Income Portfolio
CONTINUED
As of April 30, 2025, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
JPY	678,323,416	USD	4,741,896	Bank of America Corp.	05/02/25	$2,288
USD	921,160	EUR	807,390	Citibank, N.A.	06/20/25	3,921
Total Appreciation						$6,209
USD	4,558,063	JPY	678,323,416	Australia and New Zealand Bank	05/02/25	$(186,121)
USD	4,756,763	JPY	678,323,416	Bank of America Corp.	05/30/25	(2,388)
USD	9,005,172	GBP	6,963,483	State Street Bank and Trust	06/27/25	(277,085)
USD	5,712,042	EUR	5,268,281	Royal Bank of Canada	07/02/25	(277,589)
USD	233,309	AUD	365,766	Citibank, N.A.	07/21/25	(1,199)
USD	22,513,333	AUD	35,286,017	State Street Bank and Trust	07/21/25	(109,988)
Total (Depreciation)						$(854,370)
Total Appreciation (Depreciation)						$(848,161)
As of April 30, 2025, the value of Rule 144A securities amounted to $23,158,067 or 3.7% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$66,149,121	—	$66,149,121
Bonds	—	332,446,019	—	332,446,019
U.S. Treasury Obligations	—	228,825,640	—	228,825,640
Securities Lending Collateral	—	20,815,487	—	20,815,487
Total Investments in Securities	—	$648,236,267	—	$648,236,267
Financial Instruments
Assets
Forward Currency Contracts**	—	6,209	—	6,209
Liabilities
Forward Currency Contracts**	—	(854,370)	—	(854,370)
Total Financial Instruments	—	$(848,161)	—	$(848,161)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio*	International Social Core Equity Portfolio*	Emerging Markets Social Core Equity Portfolio*	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	—	$60,938	—
Investment Securities at Value (including $22,037, $120,825, $69,636, $0 and $20,387 of securities on loan, respectively)	$1,770,848	$1,629,039	$1,576,762	—	$627,421
Temporary Cash Investments at Value & Cost	3,994	—	—	5	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $22,511, $104,096, $11,038, $0 and $20,817, respectively)	22,510	104,086	11,038	—	20,815
Foreign Currencies at Value	—	2,236	3,819	—	37
Cash	1,425	835	1,176	—	6,901
Receivables:
Investment Securities Sold	6	4,161	1,089	—	1,946
Dividends and Interest	765	12,294	2,796	—	5,949
Securities Lending Income	4	127	236	—	10
Fund Shares Sold	1,302	429	520	1	1,280
Unrealized Gain on Forward Currency Contracts	—	—	—	—	6
Unrealized Gain on Foreign Currency Contracts	—	1	—	—	—
Prepaid Expenses and Other Assets	14	24	26	10	21
Total Assets	1,800,868	1,753,232	1,597,462	60,954	664,386
LIABILITIES:
Payables:
Upon Return of Securities Loaned	22,539	104,114	11,052	—	20,817
Investment Securities Purchased	—	1,362	637	—	6,951
Fund Shares Redeemed	2,768	2,486	2,594	—	1,337
Due to Advisor	254	283	438	—	93
Unrealized Loss on Forward Currency Contracts	—	—	—	—	854
Deferred Taxes Payable	—	—	16,284	—	—
Accrued Expenses and Other Liabilities	67	8	245	2	29
Total Liabilities	25,628	108,253	31,250	2	30,081
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,775,240	$1,644,979	$1,566,212	$60,952	$634,305
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	66,751,118	101,851,544	105,332,327	4,248,662	69,243,768
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.59	$16.15	$14.87	$14.35	$9.16
Investments in Affiliated Investment Companies at Cost	$—	$—	$—	$47,076	$—
Investment Securities at Cost	$893,197	$1,171,751	$1,158,217	$—	$649,502
Foreign Currencies at Cost	$—	$2,227	$3,805	$—	$36
NET ASSETS CONSIST OF:
Paid-In Capital	$818,447	$1,204,215	$1,256,330	$46,899	$692,832
Total Distributable Earnings (Loss)	956,793	440,764	309,882	14,053	(58,527)
NET ASSETS	$1,775,240	$1,644,979	$1,566,212	$60,952	$634,305
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	500,000,000	1,000,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio	International Social Core Equity Portfolio	Emerging Markets Social Core Equity Portfolio	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $12, $2,400, $1,974, $0 and $0, respectively)	$12,107	$22,266	$15,913	—	—
Dividend Income from Affiliates	487	1,446	343	$522	$320
Interest	—	—	—	—	12,378
Income from Securities Lending, Net	19	457	1,229	—	36
Total Investment Income	12,613	24,169	17,485	522	12,734
Fund Expenses
Investment Management Fees	1,735	1,691	2,812	—	558
Accounting & Transfer Agent Fees	158	107	116	6	64
Custodian Fees	16	75	419	—	3
Filing Fees	16	24	17	9	15
Shareholders' Reports	21	21	25	4	16
Directors’/Trustees’ Fees & Expenses	5	5	5	—	1
Professional Fees	10	11	29	—	4
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	6	—
Other	116	64	96	2	7
Total Fund Expenses	2,077	1,998	3,519	27	668
Fees Paid Indirectly (Note C)	—	42	—	—	—
Net Expenses	2,077	1,956	3,519	27	668
Net Investment Income (Loss)	10,536	22,213	13,966	495	12,066
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	6,100	22,102	10,752 [1]	—	(2,459)
Affiliated Investment Companies Shares Sold	(2)	(1)	(1)	239	—
Futures	44	(32)	119	—	—
Foreign Currency Transactions	—	(215)	(87)	—	8
Forward Currency Contracts	—	—	—	—	1,758
In-Kind Redemptions	76,480	867	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(174,827)	112,630	(33,343)[2]	—	4,808
Affiliated Investment Companies Shares	(1)	(11)	—	(870)	(3)
Translation of Foreign Currency-Denominated Amounts	—	606	80	—	13
Forward Currency Contracts.	—	—	—	—	(1,752)
Net Realized and Unrealized Gain (Loss)	(92,206)	135,946	(22,480)	(631)	2,373
Net Increase (Decrease) in Net Assets Resulting from Operations	$(81,670)	$158,159	$(8,514)	$(136)	$14,439
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$1,461	$—	$—
[2]Including foreign capital gain taxes of:	$—	$—	$4,320	$—	$—
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		International Social Core Equity Portfolio		Emerging Markets Social Core Equity Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,536	$20,844	$22,213	$43,825	$13,966	$37,744
Net Realized Gain (Loss) on:
Investment Securities Sold	6,100	(5,783)	22,102	(6,710)	10,752	22,280
Affiliated Investment Companies Shares Sold	(2)	—	(1)	(5)	(1)	—
Futures	44	437	(32)	13	119	6
Foreign Currency Transactions	—	—	(215)	111	(87)	(175)
In-Kind Redemptions	76,480	138,047	867	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(174,827)	410,849	112,630	261,816	(33,343)	258,986
Affiliated Investment Companies Shares	(1)	—	(11)	1	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	606	(72)	80	(43)
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,670)	564,394	158,159	298,979	(8,514)	318,798
Distributions:
Institutional Class Shares	(9,145)	(30,061)	(21,850)	(46,901)	(25,435)	(46,326)
Capital Share Transactions (1):
Shares Issued	219,325	426,128	121,445	185,645	94,357	223,256
Shares Issued in Lieu of Cash Distributions	8,657	28,283	20,561	43,474	22,883	41,442
Shares Redeemed	(297,693)	(510,880)	(135,638)	(225,384)	(181,184)	(224,039)
Net Increase (Decrease) from Capital Share Transactions	(69,711)	(56,469)	6,368	3,735	(63,944)	40,659
Total Increase (Decrease) in Net Assets	(160,526)	477,864	142,677	255,813	(97,893)	313,131
Net Assets
Beginning of Period	1,935,766	1,457,902	1,502,302	1,246,489	1,664,105	1,350,974
End of Period	$1,775,240	$1,935,766	$1,644,979	$1,502,302	$1,566,212	$1,664,105
(1) Shares Issued and Redeemed:
Shares Issued	7,880	16,781	8,128	12,810	6,369	15,519
Shares Issued in Lieu of Cash Distributions	307	1,152	1,376	3,019	1,529	2,852
Shares Redeemed	(10,657)	(20,148)	(8,908)	(15,546)	(12,311)	(15,542)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,470)	(2,215)	596	283	(4,413)	2,829
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Global Social Core Equity Portfolio		DFA Social Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$495	$1,090	$12,066	$22,366
Capital Gain Distributions Received from Affiliated Investment Companies	—	199	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	—	—	(2,459)	(5,840)
Affiliated Investment Companies Shares Sold	239	498	—	(5)
Futures	—	13	—	—
Foreign Currency Transactions	—	—	8	(3)
Forward Currency Contracts	—	—	1,758	(1,451)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	4,808	39,699
Affiliated Investment Companies Shares	(870)	14,549	(3)	1
Translation of Foreign Currency-Denominated Amounts	—	—	13	6
Forward Currency Contracts	—	—	(1,752)	873
Net Increase (Decrease) in Net Assets Resulting from Operations	(136)	16,349	14,439	55,646
Distributions:
Institutional Class Shares	(1,145)	(1,071)	(10,297)	(21,969)
Capital Share Transactions (1):
Shares Issued	1,904	10,903	59,561	135,131
Shares Issued in Lieu of Cash Distributions	1,136	1,062	10,088	21,508
Shares Redeemed	(3,649)	(10,741)	(53,976)	(90,877)
Net Increase (Decrease) from Capital Share Transactions	(609)	1,224	15,673	65,762
Total Increase (Decrease) in Net Assets	(1,890)	16,502	19,815	99,439
Net Assets
Beginning of Period	62,842	46,340	614,490	515,051
End of Period	$60,952	$62,842	$634,305	$614,490
(1) Shares Issued and Redeemed:
Shares Issued	130	833	6,566	14,892
Shares Issued in Lieu of Cash Distributions	76	77	1,103	2,372
Shares Redeemed	(244)	(765)	(5,940)	(10,023)
Net Increase (Decrease) from Shares Issued and Redeemed	(38)	145	1,729	7,241
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$27.97	$20.41	$19.94	$24.72	$16.94	$16.92
Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.30	0.29	0.28	0.27	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.39)	7.68	1.06	(3.89)	7.78	0.39
Total from Investment Operations	(1.24)	7.98	1.35	(3.61)	8.05	0.64
Less Distributions:
Net Investment Income	(0.14)	(0.28)	(0.26)	(0.25)	(0.27)	(0.24)
Net Realized Gains	—	(0.14)	(0.62)	(0.92)	—	(0.38)
Total Distributions	(0.14)	(0.42)	(0.88)	(1.17)	(0.27)	(0.62)
Net Asset Value, End of Period	$26.59	$27.97	$20.41	$19.94	$24.72	$16.94
Total Return	(4.48%)(B)	39.44%	6.85%	(15.22%)	47.73%	3.85%
Net Assets, End of Period (thousands)	$1,775,240	$1,935,766	$1,457,902	$1,408,766	$1,744,512	$1,246,167
Ratio of Expenses to Average Net Assets	0.22%(C)	0.22%	0.22%	0.21%	0.23%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22%(C)	0.22%	0.22%	0.21%	0.23%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.09%(C)	1.16%	1.39%	1.29%	1.20%	1.56%
Portfolio Turnover Rate	6%(B)	8%	14%	14%	16%	13%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Social Core Equity Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$14.84	$12.34	$11.16	$15.60	$11.49	$12.64
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.43	0.41	0.41	0.37	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	1.31	2.54	1.12	(4.30)	4.09	(1.16)
Total from Investment Operations	1.52	2.97	1.53	(3.89)	4.46	(0.89)
Less Distributions:
Net Investment Income	(0.21)	(0.47)	(0.35)	(0.48)	(0.35)	(0.26)
Net Realized Gains	—	—	—	(0.07)	—	—
Total Distributions	(0.21)	(0.47)	(0.35)	(0.55)	(0.35)	(0.26)
Net Asset Value, End of Period	$16.15	$14.84	$12.34	$11.16	$15.60	$11.49
Total Return	10.39%(B)	24.20%	13.59%	(25.40%)	38.96%	(7.10%)
Net Assets, End of Period (thousands)	$1,644,979	$1,502,302	$1,246,489	$1,137,761	$1,601,533	$1,215,312
Ratio of Expenses to Average Net Assets	0.25%(C)	0.27%	0.26%	0.27%	0.29%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26%(C)	0.27%	0.26%	0.27%	0.29%	0.33%
Ratio of Net Investment Income to Average Net Assets	2.89%(C)	2.99%	3.10%	3.09%	2.49%	2.29%
Portfolio Turnover Rate	6%(B)	15%	15%	24%	20%	9%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Social Core Equity Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$15.16	$12.64	$11.36	$16.08	$13.18	$13.38
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.35	0.37	0.38	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.18)	2.60	1.32	(4.71)	2.87	(0.18)
Total from Investment Operations	(0.06)	2.95	1.69	(4.33)	3.20	0.09
Less Distributions:
Net Investment Income	(0.23)	(0.43)	(0.41)	(0.39)	(0.30)	(0.29)
Total Distributions	(0.23)	(0.43)	(0.41)	(0.39)	(0.30)	(0.29)
Net Asset Value, End of Period	$14.87	$15.16	$12.64	$11.36	$16.08	$13.18
Total Return	(0.40%)(B)	23.50%	14.76%	(27.23%)	24.28%	0.82%
Net Assets, End of Period (thousands)	$1,566,212	$1,664,105	$1,350,974	$1,259,759	$1,714,154	$1,467,837
Ratio of Expenses to Average Net Assets	0.44%(C)	0.44%	0.43%	0.45%	0.47%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.44%(C)	0.44%	0.44%	0.45%	0.47%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.74%(C)	2.41%	2.77%	2.64%	2.00%	2.16%
Portfolio Turnover Rate	6%(B)	17%	21%	25%	22%	20%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Global Social Core Equity Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Nov 19, 2019Ʊ to Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$14.66	$11.19	$10.39	$13.29	$9.60	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.24	0.21	0.22	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.16)	3.47	0.79	(2.82)	3.77	(0.41)
Total from Investment Operations	(0.04)	3.71	1.00	(2.60)	3.97	(0.24)
Less Distributions:
Net Investment Income	(0.13)	(0.24)	(0.20)	(0.24)	(0.19)	(0.16)
Net Realized Gains	(0.14)	—	—	(0.06)	(0.09)	—
Total Distributions	(0.27)	(0.24)	(0.20)	(0.30)	(0.28)	(0.16)
Net Asset Value, End of Period	$14.35	$14.66	$11.19	$10.39	$13.29	$9.60
Total Return	(0.35%)(B)	33.33%	9.60%	(19.80%)	41.79%	(2.29%)(B)
Net Assets, End of Period (thousands)	$60,952	$62,842	$46,340	$39,753	$70,243	$75,851
Ratio of Expenses to Average Net Assets *(D)	0.34%(C)	0.34%	0.34%	0.34%	0.34%	0.34%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.34%(C)	0.35%	0.36%	0.34%	0.36%	0.57%(C)(E)
Ratio of Net Investment Income to Average Net Assets	1.59%(C)	1.72%	1.80%	1.87%	1.60%	1.86%(C)(E)
Portfolio Turnover Rate	2%(B)	16%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.25%(C)	0.26%	0.26%	0.26%	0.28%	0.32%(C)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Social Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.10	$8.55	$8.59	$10.55	$10.89	$10.36
Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.35	0.29	0.22	0.20	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	0.54	(0.05)	(1.86)	(0.33)	0.53
Total from Investment Operations	0.21	0.89	0.24	(1.64)	(0.13)	0.77
Less Distributions:
Net Investment Income	(0.15)	(0.34)	(0.28)	(0.22)	(0.19)	(0.24)
Net Realized Gains	—	—	—	(0.10)	(0.02)	—
Total Distributions	(0.15)	(0.34)	(0.28)	(0.32)	(0.21)	(0.24)
Net Asset Value, End of Period	$9.16	$9.10	$8.55	$8.59	$10.55	$10.89
Total Return	2.32%(B)	10.52%	2.74%	(15.92%)	(1.19%)	7.54%
Net Assets, End of Period (thousands)	$634,305	$614,490	$515,051	$465,668	$545,008	$406,803
Ratio of Expenses to Average Net Assets	0.22%(C)	0.22%	0.22%	0.22%	0.23%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%(C)	0.22%	0.22%	0.22%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.89%(C)	3.85%	3.21%	2.26%	1.89%	2.21%
Portfolio Turnover Rate	14%(B)	26%	36%	27%	21%	18%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors.  The Fund offers one hundred and two operational portfolios as of April 30, 2025, five of which, U.S. Social Core Equity 2 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, and DFA Social Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, the “Underlying Funds”). The Global Social Core Equity Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of April 30, 2025, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/2025
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	2%
	International Social Core Equity Portfolio (IDG)	1%
	Emerging Markets Social Core Equity Portfolio (IDG)	—
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the DFA Social Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities held by U.S. Social Core Equity 2 Portfolio and International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the “International Equity Portfolios”), including OTC securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the U.S. Social Core Equity 2 Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the U.S. Social Core Equity 2 Portfolio and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy except with respect to the Short Term Series, as noted above.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and DFA Social Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Equity Portfolios and DFA Social Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Social Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets or equally.
The International Equity Portfolios and DFA Social Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios and DFA Social Fixed Income Portfolio accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Emerging Markets Social Core Equity Portfolio is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. The Advisor is not paid a fee for the services it provides as investment advisor to the Global Social Core Equity Portfolio.  As a shareholder of the Underlying Funds, the Global Social Core Equity Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.
For the six months ended April 30, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
U.S. Social Core Equity 2 Portfolio	0.18%
International Social Core Equity Portfolio	0.22%
Emerging Markets Social Core Equity Portfolio	0.35%
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2026. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2025, waived fees/assumed expenses during the six months ended April 30, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
International Social Core Equity Portfolio (2)	0.38%	—	—
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—
Global Social Core Equity Portfolio (3)	0.34%	$6	—
DFA Social Fixed Income Portfolio (2)	0.27%	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation
Amount”).

(3) The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global
Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Institutional Class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity
Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

	Previously Waived Fees/Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	4/30/2028	Total
Global Social Core Equity Portfolio	$4	$12	$5	$—	$21

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2025, expenses reduced were as follows (amounts in thousands):
Fees Paid Indirectly
International Social Core Equity Portfolio	$42
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2025, the total related amount paid by the Fund to the CCO was $100 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:
As of April 30, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
U.S. Social Core Equity 2 Portfolio	$5
International Social Core Equity Portfolio	4
Emerging Markets Social Core Equity Portfolio	11
Global Social Core Equity Portfolio	—
DFA Social Fixed Income Portfolio	2

E. Purchases and Sales of Securities:
For the six months ended April 30, 2025, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the equity portfolios) (amounts in thousands):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$137,544	$117,406
International Social Core Equity Portfolio	—	—	109,603	98,688
Emerging Markets Social Core Equity Portfolio	—	—	93,685	167,365
Global Social Core Equity Portfolio	—	—	1,563	2,797
DFA Social Fixed Income Portfolio	$56,770	$54,493	60,824	32,389
For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments,  Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$14,043	$127,686	$119,216	$(2)	$(1)	$22,510	1,946	$487	—
Total	$14,043	$127,686	$119,216	$(2)	$(1)	$22,510		$487	—
International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$46,413	$303,932	$246,247	$(1)	$(11)	$104,086	9,000	$1,446	—
Total	$46,413	$303,932	$246,247	$(1)	$(11)	$104,086		$1,446	—
Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$16,760	$64,381	$70,102	$(1)	—	$11,038	954	$343	—
Total	$16,760	$64,381	$70,102	$(1)	—	$11,038		$343	—

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	$39,857	$619	$1,282	$201	$(2,058)	$37,337	1,404	$189	—
International Social Core Equity Portfolio	15,853	635	1,249	48	1,315	16,602	1,028	225	—
Emerging Markets Social Core Equity Portfolio	7,093	309	266	(10)	(127)	6,999	471	108	—
Total	$62,803	$1,563	$2,797	$239	$(870)	$60,938		$522	—
DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$19,550	$44,853	$43,585	—	$(3)	$20,815	1,800	$320	—
Total	$19,550	$44,853	$43,585	—	$(3)	$20,815		$320	—
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the year ended October 31, 2023 and October 31, 2024 were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio
2023	$18,916	$43,259	$62,175
2024	19,791	10,270	30,061
International Social Core Equity Portfolio
2023	35,604	—	35,604
2024	46,901	—	46,901

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Social Core Equity Portfolio
2023	$44,558	—	$44,558
2024	46,326	—	46,326
Global Social Core Equity Portfolio
2023	838	—	838
2024	1,071	—	1,071
DFA Social Fixed Income Portfolio
2023	16,312	—	16,312
2024	21,969	—	21,969

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio	$(1,613)	—	$(1,613)
International Social Core Equity Portfolio	(1,931)	—	(1,931)
Emerging Markets Social Core Equity Portfolio	(2,175)	—	(2,175)
DFA Social Fixed Income Portfolio	(364)	—	(364)
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	—	—	$(5,177)	$1,052,789	$1,047,612
International Social Core Equity Portfolio	$14,857	—	(36,808)	326,410	304,459
Emerging Markets Social Core Equity Portfolio	18,258	—	(71,923)	397,504	343,839
Global Social Core Equity Portfolio	471	$179	—	14,684	15,334
DFA Social Fixed Income Portfolio	1,506	—	(37,172)	(27,004)	(62,670)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the following Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
U.S. Social Core Equity 2 Portfolio	$5,177
International Social Core Equity Portfolio	36,808
Emerging Markets Social Core Equity Portfolio	71,923

Total
DFA Social Fixed Income Portfolio	$37,172
During the year ended October 31, 2024, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
Emerging Markets Social Core Equity Portfolio	$20,642
Global Social Core Equity Portfolio	137

As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$919,480	$900,478	$(22,917)	$877,561
International Social Core Equity Portfolio	1,295,236	546,742	(90,735)	456,007
Emerging Markets Social Core Equity Portfolio	1,209,076	563,222	(146,438)	416,784
Global Social Core Equity Portfolio	47,129	13,862	—	13,862
DFA Social Fixed Income Portfolio	671,380	5,881	(28,858)	(22,977)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio hedges its foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts.
3. Futures Contracts: Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.
The U.S. Social Core Equity 2 Portfolio, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amounts in thousands):
Forward Currency Contracts*
DFA Social Fixed Income Portfolio	$68,378

*	Average amount of Currency Purchased/Sold in USD.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at April 30, 2025	Forward Currency Contracts (1)
DFA Social Fixed Income Portfolio	$6	$6

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

Liability Derivatives Value
	Total Value at April 30, 2025	Forward Currency Contracts (1)
DFA Social Fixed Income Portfolio	$(854)	$(854)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Social Core Equity 2 Portfolio	$44	—	$44
International Social Core Equity Portfolio	(32)	—	(32)
Emerging Markets Social Core Equity Portfolio	119	—	119
DFA Social Fixed Income Portfolio	1,758	$1,758	—

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
DFA Social Fixed Income Portfolio	$(1,752)	$(1,752)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of April 30, 2025, there were no futures contracts outstanding. During the six months ended April 30, 2025, the Portfolios had limited activity in futures contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents each Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2025 (amounts in thousands):
		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Social Fixed Income Portfolio
State Street Bank and Trust	—	—	—	—	—	—	$387	$387	—	—	—	$387
Royal Bank of Canada	—	—	—	—	—	—	278	278	—	—	—	278
Australia and New Zealand Bank	—	—	—	—	—	—	186	186	—	—	—	186
Citibank, N.A.	$4	$4	$(1)	—	—	$3	1	1	$(1)	—	—	—
Bank of America Corp.	2	2	(2)	—	—	—	2	2	(2)	—	—	—
Total	$6	$6	$(3)	—	—	$3	$854	$854	$(3)	—	—	$851

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.

For the six months ended April 30, 2025, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2025
U.S. Social Core Equity 2 Portfolio	5.12%	$5,229	6	$4	$7,422	—
International Social Core Equity Portfolio	5.08%	8,163	3	3	13,019	—
Emerging Markets Social Core Equity Portfolio	5.08%	4,405	41	25	12,786	—
Global Social Core Equity Portfolio	5.26%	328	7	—	563	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2025.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2025, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2025, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$13,674	$39,339	$579
International Social Core Equity Portfolio	10,534	10,987	1,409
Emerging Markets Social Core Equity Portfolio	196	249	(27)

J. Securities Lending:
As of April 30, 2025, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
International Social Core Equity Portfolio	$23,062
Emerging Markets Social Core Equity Portfolio	63,655

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. In-Kind Redemptions:
During the six months ended April 30, 2025, the U.S. Social Core Equity 2 Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):
U.S. Social Core Equity 2 Portfolio	$76,480
International Social Core Equity Portfolio	867

M. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i)engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
As of April 30, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Social Core Equity 2 Portfolio	3	72%
International Social Core Equity Portfolio	4	61%
Emerging Markets Social Core Equity Portfolio	4	59%
Global Social Core Equity Portfolio	5	92%
DFA Social Fixed Income Portfolio	4	83%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
During the six months ended ended April 30, 2025, the following Portfolio’s activity in the program was as follows (amounts in thousands, except shares):
	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
U.S. Social Core Equity 2 Portfolio	$66,376	2,436,793	$54
International Social Core Equity Portfolio	1,764	120,773	1
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on November 1, 2024, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements.  Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including:  (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities.  The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports.  The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA-043025-005S

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2025 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
Emerging Markets Sustainability Core 1 Portfolio
DFA Global Sustainability Fixed Income Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
CPI	Consumer Price Index
FRN	Floating Rate Note
GDR	Global Depositary Receipt
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of April 30, 2025
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of April 30, 2025.
Δ	Zero Coupon Security.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

2

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (9.4%)
	Alphabet, Inc. (GOOG US), Class C	633,075	$101,855,437
	Alphabet, Inc. (GOOGL US), Class A	740,804	117,639,675
*	AMC Networks, Inc., Class A	11,720	75,008
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	505	21,942
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	7,502	299,030
*	Bandwidth, Inc., Class A	7,440	92,405
*	Boston Omaha Corp., Class A	12,683	196,967
*	Bumble, Inc., Class A	31,032	130,955
*	Cargurus, Inc.	28,283	790,793
*	Cars.com, Inc.	38,098	443,461
#*	Charter Communications, Inc., Class A	20,691	8,107,975
#	Cinemark Holdings, Inc.	34,608	1,035,125
*	Cineverse Corp.	3,509	10,387
	Comcast Corp., Class A	578,715	19,792,053
	Electronic Arts, Inc.	49,195	7,137,703
	Entravision Communications Corp., Class A	22,631	41,415
*	Eventbrite, Inc., Class A	23,633	50,102
*	EverQuote, Inc., Class A	9,016	214,040
*	EW Scripps Co., Class A	1,353	2,720
	Fox Corp. (FOX US), Class B	22,772	1,052,977
	Fox Corp. (FOXA US), Class A	77,250	3,846,277
	Gray Media, Inc.	33,919	113,629
*	Harte Hanks, Inc.	2,751	13,755
	IDT Corp., Class B	818	41,104
*	IMAX Corp.	15,868	386,068
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Integral Ad Science Holding Corp.	39,809	$281,450
	Interpublic Group of Cos., Inc.	169,705	4,262,990
	Iridium Communications, Inc.	46,240	1,115,771
*	IZEA Worldwide, Inc.	3,667	7,591
	John Wiley & Sons, Inc. (WLY US), Class A	20,601	899,028
*	Liberty Broadband Corp. (LBRDA US), Class A	4,807	428,063
*	Liberty Broadband Corp. (LBRDK US), Class C	24,169	2,184,636
*	Liberty Global Ltd. (LBTYA US), Class A	67,880	743,286
*	Liberty Global Ltd. (LBTYK US), Class C	57,231	649,000
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	6,945	559,420
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	75,174	6,665,679
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	5,315	371,944
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	12,804	915,614
*	Lions Gate Entertainment Corp. (LGF/A US), Class A	8,322	73,899
*	Live Nation Entertainment, Inc.	16,721	2,214,696

3

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Madison Square Garden Entertainment Corp.	6,637	$215,304
*	Madison Square Garden Sports Corp.	2,528	486,817
*	Magnite, Inc.	62,773	746,371
	Match Group, Inc.	108,850	3,228,491
	Meta Platforms, Inc., Class A	406,872	223,372,728
	National CineMedia, Inc.	3,203	18,353
*	Netflix, Inc.	50,365	56,999,078
	New York Times Co., Class A	49,129	2,557,656
#	News Corp. (NWS US), Class B	49,823	1,565,439
	News Corp. (NWSA US), Class A	102,701	2,785,251
	Nexstar Media Group, Inc.	17,893	2,677,866
	Omnicom Group, Inc.	76,745	5,844,899
*	Outbrain, Inc.	2,425	8,584
#	Paramount Global (PARA US), Class B	127,312	1,494,643
	Paramount Global (PARAA US), Class A	1,311	29,707
*	Pinterest, Inc., Class A	152,917	3,871,858
	Playtika Holding Corp.	34,041	179,396
*	PubMatic, Inc., Class A	24,857	242,853
*	QuinStreet, Inc.	23,828	417,467
*	Reservoir Media, Inc.	7,410	55,575
*	ROBLOX Corp., Class A	38,058	2,551,789
*	Roku, Inc.	18,516	1,262,421
	Scholastic Corp.	12,297	221,715
	Shenandoah Telecommunications Co.	4,587	51,099
	Shutterstock, Inc.	13,380	213,545
	Sinclair, Inc.	26,440	380,736
#	Sirius XM Holdings, Inc.	64,637	1,384,525
#*	Snap, Inc., Class A	439,310	3,496,908
*	Sphere Entertainment Co.	2,626	71,558
	Spok Holdings, Inc.	1,735	24,880
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Spotify Technology SA	21,828	$13,401,955
*	Stagwell, Inc.	56,000	312,480
*	Sunrise Communications AG, ADR, Class A	14,507	782,217
*	Take-Two Interactive Software, Inc.	24,539	5,725,439
*	TechTarget, Inc.	6,809	54,268
	TEGNA, Inc.	37,675	611,465
*	Thryv Holdings, Inc.	16,195	221,871
	TKO Group Holdings, Inc.	6,435	1,048,326
	T-Mobile U.S., Inc.	6,994	1,727,168
#*	Trade Desk, Inc., Class A	33,855	1,815,644
*	Travelzoo	800	11,096
*	TripAdvisor, Inc.	47,031	585,536
	Verizon Communications, Inc.	585,625	25,802,637
*	Vimeo, Inc.	81,139	408,941
	Walt Disney Co.	150,249	13,665,147
*	Warner Bros Discovery, Inc.	378,635	3,282,765
#	Warner Music Group Corp., Class A	30,393	925,467
*	WideOpenWest, Inc.	15,337	67,176
*	Yelp, Inc.	23,492	824,099
*	Zedge, Inc., Class B	148	358
*	Ziff Davis, Inc.	21,874	645,939
*	ZoomInfo Technologies, Inc.	152,126	1,302,199
TOTAL COMMUNICATION SERVICES			674,443,775
CONSUMER DISCRETIONARY — (11.5%)
*	1-800-Flowers.com, Inc., Class A	16,230	89,752
*	1stdibs.com, Inc.	2,009	4,962
*	Abercrombie & Fitch Co., Class A	24,879	1,727,100
#	Academy Sports & Outdoors, Inc.	35,706	1,345,402
#	Acushnet Holdings Corp.	27,826	1,842,638
*	Adient PLC	36,199	457,917
	ADT, Inc.	238,510	1,912,850
*	Adtalem Global Education, Inc.	19,656	2,087,467
#	Advance Auto Parts, Inc.	10,170	332,762
*	Airbnb, Inc., Class A	51,813	6,317,041

4

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	A-Mark Precious Metals, Inc.	12,498	$304,451
*	Amazon.com, Inc.	966,853	178,307,030
	American Eagle Outfitters, Inc.	72,558	764,036
*	American Public Education, Inc.	3,300	77,550
*	America's Car-Mart, Inc.	3,515	166,681
*	Aptiv PLC	68,538	3,910,778
	Aramark	70,364	2,352,269
	Arko Corp.	5,315	21,393
*	Asbury Automotive Group, Inc.	9,577	2,089,127
	Autoliv, Inc.	20,475	1,908,884
*	AutoNation, Inc.	22,848	3,978,979
*	AutoZone, Inc.	1,865	7,017,249
	Bassett Furniture Industries, Inc.	1,000	17,650
	Bath & Body Works, Inc.	64,995	1,982,997
*	Beazer Homes USA, Inc.	16,885	330,271
	Best Buy Co., Inc.	95,240	6,351,556
*	Biglari Holdings, Inc. (BH US), Class B	237	55,200
*	Biglari Holdings, Inc. (BH/A US), Class A	9	10,323
*	Birkenstock Holding PLC	4,615	237,349
	Booking Holdings, Inc.	6,994	35,664,364
*	Boot Barn Holdings, Inc.	10,800	1,126,872
	BorgWarner, Inc.	64,713	1,836,555
*	Bright Horizons Family Solutions, Inc.	15,229	1,910,021
	Brunswick Corp.	18,788	865,187
	Buckle, Inc.	25,077	871,677
	Build-A-Bear Workshop, Inc.	3,599	126,973
*	Burlington Stores, Inc.	13,963	3,142,234
	Caleres, Inc.	16,609	253,121
	Camping World Holdings, Inc., Class A	21,998	265,296
*	Capri Holdings Ltd.	71,183	1,070,592
*	CarMax, Inc.	63,123	4,082,164
	Carriage Services, Inc.	8,915	356,243
	Carter's, Inc.	17,393	574,839
*	Carvana Co.	19,744	4,824,446
	Cato Corp., Class A	7,874	18,583
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cavco Industries, Inc.	3,956	$1,953,671
	Century Communities, Inc.	23,309	1,271,273
*	Champion Homes, Inc.	20,941	1,811,396
*	Chewy, Inc., Class A	36,101	1,353,788
*	Chipotle Mexican Grill, Inc.	125,350	6,332,682
#	Choice Hotels International, Inc.	3,377	425,873
*	Citi Trends, Inc.	4,712	105,219
#	Columbia Sportswear Co.	24,564	1,527,144
*	ContextLogic, Inc., Class A	11,775	84,074
*	Coupang, Inc.	168,032	3,926,908
*	Coursera, Inc.	99,166	834,978
*	Crocs, Inc.	31,903	3,076,087
	Crown Crafts, Inc.	1,603	4,793
	Dana, Inc.	48,027	659,891
*	Deckers Outdoor Corp.	64,965	7,200,071
	Designer Brands, Inc., Class A	23,730	66,207
*	Destination XL Group, Inc.	44,316	43,855
	Dick's Sporting Goods, Inc.	26,215	4,921,604
#	Dillard's, Inc., Class A	5,372	1,862,258
	Domino's Pizza, Inc.	5,094	2,497,945
*	DoorDash, Inc., Class A	53,380	10,296,468
*	Dorman Products, Inc.	9,684	1,097,197
	DR Horton, Inc.	109,909	13,885,903
*	Dream Finders Homes, Inc., Class A	9,383	212,619
*	Duolingo, Inc.	3,062	1,192,588
	eBay, Inc.	145,353	9,907,260
*	El Pollo Loco Holdings, Inc.	8,900	83,215
	Escalade, Inc.	1,044	15,848
*	Etsy, Inc.	34,653	1,506,712
*	Everi Holdings, Inc.	14,851	208,657
	Expedia Group, Inc.	41,098	6,449,509
*	Figs, Inc., Class A	55,198	222,448
*	Five Below, Inc.	14,838	1,126,056
	Flanigan's Enterprises, Inc.	8	196
	Flexsteel Industries, Inc.	1,661	55,461

5

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Floor & Decor Holdings, Inc., Class A	28,457	$2,032,968
*	Flutter Entertainment PLC	15,531	3,742,816
#*	Foot Locker, Inc.	49,333	605,316
	Ford Motor Co.	984,086	9,850,701
*	Fox Factory Holding Corp.	4,772	96,919
*	Frontdoor, Inc.	44,934	1,847,237
*	Funko, Inc., Class A	29,673	118,989
*	GameStop Corp., Class A	79,251	2,207,933
	Gap, Inc.	161,101	3,528,112
	Garmin Ltd.	30,874	5,769,424
	Garrett Motion, Inc.	59,560	549,143
	General Motors Co.	314,345	14,220,968
*	Genesco, Inc.	5,487	106,448
	Gentex Corp.	47,928	1,043,872
*	Gentherm, Inc.	13,696	356,233
	Genuine Parts Co.	46,061	5,414,471
*	G-III Apparel Group Ltd.	19,226	484,880
*	Global Business Travel Group I	18,277	122,639
*	Good Times Restaurants, Inc.	3,851	7,509
	Graham Holdings Co., Class B	48	44,162
*	Grand Canyon Education, Inc.	4,427	789,644
*	Green Brick Partners, Inc.	19,788	1,167,294
	Group 1 Automotive, Inc.	9,659	3,898,662
	Guess?, Inc.	32,446	365,018
	H&R Block, Inc.	31,411	1,896,282
	Hamilton Beach Brands Holding Co., Class A	2,900	57,420
*	Hanesbrands, Inc.	72,533	332,926
#	Harley-Davidson, Inc.	55,383	1,241,687
	Hasbro, Inc.	75,312	4,661,813
*	Helen of Troy Ltd.	7,531	209,814
	Home Depot, Inc.	163,348	58,885,321
	Hooker Furnishings Corp.	4,239	40,694
*	Hovnanian Enterprises, Inc., Class A	1,200	116,160
	Installed Building Products, Inc.	5,851	970,271
	International Game Technology PLC	41,844	686,242
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	iRobot Corp.	9,694	$23,750
	J Jill, Inc.	3,245	49,389
	JAKKS Pacific, Inc.	6,498	125,346
	Johnson Outdoors, Inc., Class A	4,369	99,744
	KB Home	47,050	2,542,111
#	Kohl's Corp.	55,052	368,848
	Kontoor Brands, Inc.	20,717	1,246,128
	Krispy Kreme, Inc.	20,413	83,693
	Lakeland Industries, Inc.	1,175	19,188
*	Lands' End, Inc.	15,955	141,680
*	Landsea Homes Corp.	9,971	60,823
	Las Vegas Sands Corp.	2,604	95,489
*	Latham Group, Inc.	5,809	31,746
*	Laureate Education, Inc.	33,931	680,995
	La-Z-Boy, Inc.	20,910	825,945
	LCI Industries	10,744	828,148
	Lear Corp.	20,731	1,777,683
*	Legacy Housing Corp.	4,151	100,973
	Lennar Corp. (LEN US), Class A	70,155	7,619,535
#	Lennar Corp. (LENB US), Class B	6,006	620,840
	Levi Strauss & Co., Class A	33,542	537,007
*	LGI Homes, Inc.	11,406	622,882
	Lifetime Brands, Inc.	8,691	31,635
*	Light & Wonder, Inc.	8,548	729,828
*	Lincoln Educational Services Corp.	8,065	136,299
	Lithia Motors, Inc.	11,701	3,425,585
	LKQ Corp.	70,924	2,710,006
*	Lovesac Co.	13,762	267,671
	Lowe's Cos., Inc.	62,747	14,027,719
#*	Lucid Group, Inc.	263,266	660,798
*	Lululemon Athletica, Inc.	36,286	9,825,160
*	M/I Homes, Inc.	4,720	503,530
	Macy's, Inc.	144,821	1,653,856
*	Malibu Boats, Inc., Class A	9,823	280,545
	Marine Products Corp.	15,321	128,696
*	MarineMax, Inc.	11,036	236,833
*	MasterCraft Boat Holdings, Inc.	8,081	132,852
*	Mattel, Inc.	78,631	1,249,447
	McDonald's Corp.	66,182	21,155,076

6

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Meritage Homes Corp.	14,026	$955,732
*	MGM Resorts International	39,579	1,245,155
*	Mister Car Wash, Inc.	25,393	174,196
#*	Mobileye Global, Inc., Class A	30,168	439,849
	Monro, Inc.	16,085	224,225
*	Motorcar Parts of America, Inc.	1,259	11,218
	Movado Group, Inc.	6,505	90,354
*	National Vision Holdings, Inc.	35,815	442,315
	Newell Brands, Inc.	154,964	740,728
	NIKE, Inc., Class B	354,178	19,975,639
*	NVR, Inc.	1,239	8,828,804
*	ODP Corp.	14,226	194,612
*	Ollie's Bargain Outlet Holdings, Inc.	18,614	1,975,132
	OneSpaWorld Holdings Ltd.	18,352	306,478
*	OneWater Marine, Inc., Class A	3,499	52,520
*	O'Reilly Automotive, Inc.	3,677	5,203,690
#	Oxford Industries, Inc.	6,265	304,479
	Papa John's International, Inc.	6,127	211,565
	Penske Automotive Group, Inc.	36,841	5,735,038
	Perdoceo Education Corp.	21,373	536,890
*	Petco Health & Wellness Co., Inc.	109,788	323,875
*	PetMed Express, Inc.	3,207	10,840
	Phinia, Inc.	1,952	78,373
*	Planet Fitness, Inc., Class A	15,223	1,439,944
*	PlayAGS, Inc.	2,600	31,512
	Polaris, Inc.	24,191	821,526
#	Pool Corp.	10,746	3,150,082
*	Potbelly Corp.	2,653	21,489
	PulteGroup, Inc.	74,022	7,593,177
	PVH Corp.	24,808	1,711,256
	Ralph Lauren Corp.	16,310	3,668,934
*	Rave Restaurant Group, Inc.	2,343	5,764
*	Rent the Runway, Inc., Class A	319	1,432
*	Revolve Group, Inc.	12,440	247,307
#*	Rivian Automotive, Inc., Class A	163,651	2,235,473
	Rocky Brands, Inc.	2,430	51,978
	Ross Stores, Inc.	77,967	10,837,413
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sabre Corp.	185,386	$439,365
*	Sally Beauty Holdings, Inc.	54,172	440,960
	Service Corp. International	19,733	1,576,667
*	SharkNinja, Inc.	72,847	5,864,183
#	Shoe Carnival, Inc.	14,453	251,193
	Signet Jewelers Ltd.	17,900	1,061,470
*	Skechers USA, Inc., Class A	44,778	2,150,240
*	Sleep Number Corp.	6,945	54,102
#	Somnigroup International, Inc.	32,045	1,956,668
	Sonic Automotive, Inc., Class A	13,722	833,200
*	Sonos, Inc.	63,464	584,503
	Standard Motor Products, Inc.	9,214	249,699
	Starbucks Corp.	60,374	4,832,939
	Steven Madden Ltd.	35,041	735,861
*	Stitch Fix, Inc., Class A	60,518	197,894
*	Stoneridge, Inc.	8,307	32,065
*	Strattec Security Corp.	717	23,890
*	Stride, Inc.	10,312	1,466,882
	Superior Group of Cos., Inc.	2,597	26,957
#*	Sweetgreen, Inc., Class A	27,900	543,492
	Tandy Leather Factory, Inc.	129	359
#	Tapestry, Inc.	124,113	8,768,583
*	Taylor Morrison Home Corp.	85,510	4,903,998
*	Tesla, Inc.	235,968	66,580,731
#	Thor Industries, Inc.	23,240	1,683,041
*	Tile Shop Holdings, Inc.	27,025	153,232
#*	Tilly's, Inc., Class A	9,904	15,153
	TJX Cos., Inc.	159,422	20,514,423
	Toll Brothers, Inc.	45,066	4,545,807
*	TopBuild Corp.	12,569	3,717,407
#*	Topgolf Callaway Brands Corp.	44,910	296,855
	Tractor Supply Co.	113,320	5,736,258
	Travel & Leisure Co.	11,102	487,711
*	Tri Pointe Homes, Inc.	74,908	2,303,421
*	Ulta Beauty, Inc.	15,968	6,317,580
*	Under Armour, Inc. (UA US), Class C	100,890	548,842
#*	Under Armour, Inc. (UAA US), Class A	100,273	573,562

7

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Electronics, Inc.	3,365	$16,320
*	Universal Technical Institute, Inc.	13,937	391,072
	Upbound Group, Inc.	25,061	498,714
*	Urban Outfitters, Inc.	55,299	2,918,681
*	Valvoline, Inc.	44,467	1,523,439
*	Vera Bradley, Inc.	10,964	21,380
#	VF Corp.	118,923	1,412,805
*	Victoria's Secret & Co.	38,989	732,993
*	Visteon Corp.	9,352	740,585
*	Warby Parker, Inc., Class A	29,777	491,618
#	Wendy's Co.	40,524	506,550
	Weyco Group, Inc.	3,454	103,275
#	Whirlpool Corp.	18,033	1,375,557
	Williams-Sonoma, Inc.	41,067	6,343,619
	Winmark Corp.	1,315	473,413
	Winnebago Industries, Inc.	14,597	464,477
	Wolverine World Wide, Inc.	14,296	186,563
*	YETI Holdings, Inc.	52,458	1,497,676
	Yum! Brands, Inc.	33,004	4,965,122
*	Zumiez, Inc.	11,415	133,556
TOTAL CONSUMER DISCRETIONARY			827,483,754
CONSUMER STAPLES — (5.9%)
	Albertsons Cos., Inc., Class A	207,328	4,557,069
	Andersons, Inc.	4,847	182,780
	B&G Foods, Inc.	19,668	135,513
*	BellRing Brands, Inc.	50,435	3,890,556
*	BJ's Wholesale Club Holdings, Inc.	52,655	6,190,122
*	Boston Beer Co., Inc. , Class A	1,134	278,737
	Brown-Forman Corp. (BF/A US), Class A	11,748	406,598
#	Brown-Forman Corp. (BFB US), Class B	59,578	2,075,698
	Calavo Growers, Inc.	6,792	187,595
	Campbell's Co.	9,479	345,604
	Casey's General Stores, Inc.	15,277	7,066,987
#*	Celsius Holdings, Inc.	34,780	1,215,909
*	Chefs' Warehouse, Inc.	18,055	1,028,593
	Church & Dwight Co., Inc.	39,230	3,897,108
	Clorox Co.	28,727	4,087,852
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Coca-Cola Co.	580,990	$42,150,824
	Coca-Cola Consolidated, Inc.	1,651	2,238,442
*	Coffee Holding Co., Inc.	3,144	10,847
	Colgate-Palmolive Co.	96,383	8,885,549
	Conagra Brands, Inc.	63,558	1,570,518
	Constellation Brands, Inc., Class A	38,406	7,202,661
	Costco Wholesale Corp.	56,061	55,752,664
*	Coty, Inc., Class A	447,499	2,259,870
	Dollar General Corp.	65,484	6,135,196
*	Dollar Tree, Inc.	79,999	6,541,518
	Edgewell Personal Care Co.	22,532	688,353
#*	elf Beauty, Inc.	23,894	1,478,322
	Energizer Holdings, Inc.	20,067	542,612
#	Estee Lauder Cos., Inc., Class A	68,220	4,090,471
*	FitLife Brands, Inc.	654	9,875
	Flowers Foods, Inc.	25,222	443,655
*»	Fresh Market, Inc.	1,517	0
*	Freshpet, Inc.	8,244	606,264
	General Mills, Inc.	134,567	7,635,332
*	Grocery Outlet Holding Corp.	41,183	691,463
*	Hain Celestial Group, Inc.	40,275	122,436
*	Herbalife Ltd.	51,567	371,282
*	Honest Co., Inc.	73,444	351,797
	Ingles Markets, Inc., Class A	6,895	425,353
	Interparfums, Inc.	12,834	1,401,473
	J.M. Smucker Co.	31,531	3,666,109
	John B Sanfilippo & Son, Inc.	3,357	222,468
	Kenvue, Inc.	544,394	12,847,698
	Keurig Dr. Pepper, Inc.	240,466	8,317,719
	Kraft Heinz Co.	209,682	6,101,746
	Kroger Co.	234,479	16,931,729
	Lancaster Colony Corp.	5,245	853,781
#	Lifevantage Corp.	2,374	29,366
*	Lifeway Foods, Inc.	1,321	31,281
	Limoneira Co.	5,200	78,156
*	Mama's Creations, Inc.	2,572	16,975
*	Mannatech, Inc.	805	8,308
#*	Maplebear, Inc.	73,267	2,922,621

8

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	McCormick & Co., Inc. (MKC US)	55,398	$4,246,811
	McCormick & Co., Inc. (MKC/V US)	400	30,676
*	Mission Produce, Inc.	8,172	85,602
	Molson Coors Beverage Co., Class B	2,000	115,060
*	Monster Beverage Corp.	271,312	16,311,277
	National Beverage Corp.	12,523	556,021
*	Natural Alternatives International, Inc.	1,014	3,042
	Natural Grocers by Vitamin Cottage, Inc.	9,429	472,959
	Natural Health Trends Corp.	187	928
*	Nature's Sunshine Products, Inc.	6,479	79,821
	Nu Skin Enterprises, Inc., Class A	27,073	171,372
	Oil-Dri Corp. of America	2,366	99,585
	PepsiCo, Inc.	115,059	15,599,699
	PriceSmart, Inc.	12,402	1,258,679
	Procter & Gamble Co.	235,242	38,243,292
*	Simply Good Foods Co.	55,626	2,008,655
	SpartanNash Co.	16,618	329,701
	Spectrum Brands Holdings, Inc.	11,999	757,137
*	Sprouts Farmers Market, Inc.	58,387	9,984,177
	Sysco Corp.	114,179	8,152,381
	Target Corp.	147,711	14,283,654
	Tootsie Roll Industries, Inc.	8,560	273,920
*	U.S. Foods Holding Corp.	83,273	5,467,705
*	United Natural Foods, Inc.	35,839	957,260
	United-Guardian, Inc.	1,797	14,214
*	USANA Health Sciences, Inc.	10,221	287,108
	Village Super Market, Inc., Class A	2,601	95,847
*	Vita Coco Co., Inc.	9,423	311,430
*	Vital Farms, Inc.	17,300	592,352
#	Walgreens Boots Alliance, Inc.	215,339	2,362,269
	Walmart, Inc.	626,977	60,973,513
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Weis Markets, Inc.	13,792	$1,185,974
#	WK Kellogg Co.	3,002	53,826
*	Zevia PBC, Class A	6,995	15,809
TOTAL CONSUMER STAPLES			424,563,211
ENERGY — (1.5%)
	Archrock, Inc.	169,989	3,999,841
	Aris Water Solutions, Inc., Class A	3,497	87,285
#	Atlas Energy Solutions, Inc.	21,760	294,413
	Baker Hughes Co.	294,758	10,434,433
*	Bristow Group, Inc.	13,175	382,602
	Cactus, Inc., Class A	30,843	1,170,184
#*	Centrus Energy Corp., Class A	8,197	567,970
	ChampionX Corp.	86,096	2,077,497
	Core Laboratories, Inc.	22,033	250,515
	Delek U.S. Holdings, Inc.	25,963	338,038
*	DMC Global, Inc.	20,221	131,234
	Energy Services of America Corp.	5,812	49,693
*	Expro Group Holdings NV	61,978	512,558
*	Forum Energy Technologies, Inc.	10,231	149,884
*	Geospace Technologies Corp.	3,600	23,184
*	Gulf Island Fabrication, Inc.	8,500	60,775
	Halliburton Co.	288,257	5,713,254
*	Helix Energy Solutions Group, Inc.	125,835	766,335
	HF Sinclair Corp.	23,518	707,186
*	Innovex International, Inc.	8,344	125,994
	Kodiak Gas Services, Inc.	34,311	1,166,917
*	Mammoth Energy Services, Inc.	2,903	7,345
	Marathon Petroleum Corp.	55,790	7,666,104
*	MIND Technology, Inc.	2,233	14,984
*	Natural Gas Services Group, Inc.	14,200	255,174
*	NCS Multistage Holdings, Inc.	500	14,755
#	New Fortress Energy, Inc.	33,694	182,958

9

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Noble Corp. PLC	13,047	$283,642
	NOV, Inc.	233,126	2,706,593
*	NPK International, Inc.	88,168	509,611
*	Oceaneering International, Inc.	83,861	1,488,533
*	Oil States International, Inc.	58,080	203,861
	ONEOK, Inc.	53,626	4,405,912
	Phillips 66	75,464	7,852,784
#*	ProFrac Holding Corp., Class A	8,893	36,906
*	ProPetro Holding Corp.	50,454	251,261
	Ranger Energy Services, Inc., Class A	2,845	31,551
*	REX American Resources Corp.	12,978	515,486
#	RPC, Inc.	130,308	616,357
	Schlumberger NV	459,217	15,268,965
	Select Water Solutions, Inc.	63,663	542,409
	Smart Sand, Inc.	4,492	9,433
	Solaris Energy Infrastructure, Inc.	15,130	319,848
*	Stabilis Solutions, Inc.	1,422	8,276
	TechnipFMC PLC	273,545	7,705,763
*	TETRA Technologies, Inc.	73,498	209,469
#	Texas Pacific Land Corp.	7,586	9,777,368
#*	Transocean Ltd.	145,500	309,915
#*	Uranium Energy Corp.	202,697	1,064,159
	Valero Energy Corp.	97,300	11,295,557
	Weatherford International PLC	49,221	2,037,749
	World Kinect Corp.	48,709	1,222,109
TOTAL ENERGY			105,824,629
FINANCIALS — (18.0%)
	1st Source Corp.	11,484	688,466
*	Acacia Research Corp.	3,512	10,852
	Acadian Asset Management, Inc.	13,581	365,872
	ACNB Corp.	674	28,247
	Affiliated Managers Group, Inc.	19,266	3,191,028
	Affinity Bancshares, Inc.	498	9,143
*	Affirm Holdings, Inc.	76,466	3,804,948
		Shares	Value†
FINANCIALS — (Continued)
	Aflac, Inc.	130,944	$14,230,994
	Alerus Financial Corp.	750	14,910
	Allstate Corp.	51,812	10,278,983
	Ally Financial, Inc.	136,692	4,464,361
	Amalgamated Financial Corp.	19,123	538,504
*	Ambac Financial Group, Inc.	31,288	249,678
	Amerant Bancorp, Inc.	15,767	265,516
	American Coastal Insurance Corp.	1,774	20,277
	American Express Co.	120,384	32,071,501
	American Financial Group, Inc.	29,278	3,708,351
	American International Group, Inc.	189,889	15,479,751
	Ameriprise Financial, Inc.	25,714	12,111,808
	Ameris Bancorp	26,452	1,550,087
	AMERISAFE, Inc.	7,337	341,097
	AmeriServ Financial, Inc.	3,000	7,230
	Ames National Corp.	1,387	24,078
	Aon PLC, Class A	24,485	8,687,033
	Apollo Global Management, Inc.	73,632	10,049,295
	Arch Capital Group Ltd.	109,663	9,944,241
#	ARES Management Corp., Class A	19,661	2,998,892
	Arrow Financial Corp.	6,059	148,627
	Arthur J Gallagher & Co.	16,907	5,421,906
	Artisan Partners Asset Management, Inc., Class A	26,761	989,622
	Associated Banc-Corp.	14,907	328,848
	Associated Capital Group, Inc., Class A	670	24,200
	Assurant, Inc.	18,171	3,502,279
	Assured Guaranty Ltd.	31,153	2,733,053
	Atlantic Union Bankshares Corp.	39,744	1,100,909
*	Atlanticus Holdings Corp.	6,885	377,436
*	AvidXchange Holdings, Inc.	31,318	254,615

10

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Axis Capital Holdings Ltd.	54,623	$5,261,287
*	Axos Financial, Inc.	20,580	1,306,418
#	B Riley Financial, Inc.	9,799	28,711
*	Baldwin Insurance Group, Inc.	8,637	359,472
	Banc of California, Inc.	33,351	449,571
	BancFirst Corp.	11,358	1,338,200
*	Bancorp, Inc.	32,595	1,574,664
	Bank First Corp.	192	20,963
	Bank of America Corp.	770,659	30,733,881
	Bank of Hawaii Corp.	9,496	627,781
	Bank of Marin Bancorp	4,276	87,744
	Bank of New York Mellon Corp.	111,951	9,001,980
	Bank of NT Butterfield & Son Ltd.	22,831	917,350
	Bank of the James Financial Group, Inc.	4	54
	Bank OZK	33,333	1,419,986
	Bank7 Corp.	640	23,296
	BankFinancial Corp.	1,550	19,049
	BankUnited, Inc.	17,776	581,453
	Bankwell Financial Group, Inc.	459	15,565
	Banner Corp.	26,810	1,639,163
	Bar Harbor Bankshares	5,537	164,117
	BayCom Corp.	470	12,225
	BCB Bancorp, Inc.	10,900	89,598
	Berkshire Hills Bancorp, Inc.	25,083	622,811
	BGC Group, Inc., Class A	122,947	1,113,900
	Blackrock, Inc.	15,683	14,338,340
	Blackstone, Inc.	73,635	9,698,466
*	Block, Inc.	133,686	7,816,620
*	Blue Foundry Bancorp	1,158	10,816
*	Blue Ridge Bankshares, Inc.	4,047	13,881
	BOK Financial Corp.	20,901	1,947,346
	Bread Financial Holdings, Inc.	21,048	998,728
	Bridge Investment Group Holdings, Inc., Class A	2,254	21,616
*	Bridgewater Bancshares, Inc.	6,348	97,696
		Shares	Value†
FINANCIALS — (Continued)
*	Brighthouse Financial, Inc.	38,015	$2,213,233
*	Broadway Financial Corp.	132	858
	Brookline Bancorp, Inc.	50,753	529,861
	Brown & Brown, Inc.	30,598	3,384,139
	Business First Bancshares, Inc.	3,343	77,056
*	BV Financial, Inc.	887	13,615
	Byline Bancorp, Inc.	10,918	278,846
	C&F Financial Corp.	215	13,926
	Cadence Bank	42,848	1,253,732
*	California BanCorp	1,248	17,435
	Camden National Corp.	5,650	217,638
	Capital Bancorp, Inc.	666	21,039
	Capital City Bank Group, Inc.	7,273	265,755
	Capital One Financial Corp.	62,410	11,250,027
	Capitol Federal Financial, Inc.	41,795	236,978
#	Carlyle Group, Inc.	117,021	4,521,691
*	Carter Bankshares, Inc.	561	8,589
	Cass Information Systems, Inc.	3,680	149,923
	Cathay General Bancorp	24,046	1,002,478
	CB Financial Services, Inc.	318	9,120
	Cboe Global Markets, Inc.	19,392	4,301,146
	Central Pacific Financial Corp.	1,800	46,242
	CF Bankshares, Inc.	1,038	23,853
	Charles Schwab Corp.	176,457	14,363,600
	ChoiceOne Financial Services, Inc.	484	13,760
	Chubb Ltd.	66,669	19,072,667
	Cincinnati Financial Corp.	28,990	4,035,698
	Citigroup, Inc.	175,128	11,975,253
	Citizens & Northern Corp.	11,409	219,623
	Citizens Community Bancorp, Inc.	4,179	61,933
	Citizens Financial Group, Inc.	107,987	3,983,640
	Citizens Financial Services, Inc.	151	8,219
#*	Citizens, Inc.	4,745	19,122

11

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	City Holding Co.	6,390	$740,409
	Civista Bancshares, Inc.	800	18,008
	CME Group, Inc.	27,464	7,609,725
	CNB Financial Corp.	9,908	217,481
	CNO Financial Group, Inc.	23,265	882,674
*	Coastal Financial Corp.	3,619	297,301
	Cohen & Steers, Inc.	16,268	1,241,574
*	Coinbase Global, Inc., Class A	23,237	4,714,555
	Colony Bankcorp, Inc.	1,529	23,730
*	Columbia Financial, Inc.	25,991	350,099
	Comerica, Inc.	12,353	663,974
	Commerce Bancshares, Inc.	28,656	1,740,565
	Community Financial System, Inc.	15,527	847,619
	Community Trust Bancorp, Inc.	9,403	460,371
	Community West Bancshares	1,166	20,405
	ConnectOne Bancorp, Inc.	14,523	327,203
*	Consumer Portfolio Services, Inc.	570	5,261
	Corebridge Financial, Inc.	246,675	7,308,980
*	Corpay, Inc.	5,567	1,811,335
	Crawford & Co. (CRD/A US), Class A	2,485	27,633
	Crawford & Co. (CRD/B US), Class B	33,605	358,901
#*	Credit Acceptance Corp.	3,962	1,931,158
	Cullen/Frost Bankers, Inc.	13,748	1,601,230
*	Customers Bancorp, Inc.	15,155	757,750
	CVB Financial Corp.	33,527	621,591
*	Dave, Inc.	3,519	333,672
	Diamond Hill Investment Group, Inc.	1,753	220,843
	Dime Community Bancshares, Inc.	18,509	475,496
	Discover Financial Services	92,239	16,849,298
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc. (DGICA US), Class A	18,392	$355,885
*	Donnelley Financial Solutions, Inc.	7,801	376,008
	Eagle Bancorp Montana, Inc.	956	16,634
	Eagle Bancorp, Inc.	7,356	132,040
	East West Bancorp, Inc.	29,629	2,534,761
	Eastern Bankshares, Inc.	44,552	664,716
*	eHealth, Inc.	11,013	61,232
	Employers Holdings, Inc.	19,411	943,180
	Enact Holdings, Inc.	7,312	261,696
*	Encore Capital Group, Inc.	9,985	343,484
*	Enova International, Inc.	16,091	1,476,993
*	Enstar Group Ltd.	8,226	2,750,857
	Enterprise Bancorp, Inc.	5,281	196,453
	Enterprise Financial Services Corp.	14,151	736,135
	Equitable Holdings, Inc.	122,444	6,054,856
	Equity Bancshares, Inc., Class A	7,700	296,373
#	Erie Indemnity Co., Class A	6,827	2,448,299
	Esquire Financial Holdings, Inc.	2,258	187,233
	ESSA Bancorp, Inc.	1,868	34,558
	Essent Group Ltd.	54,202	3,085,720
*	Euronet Worldwide, Inc.	7,353	728,682
	Evans Bancorp, Inc.	568	21,840
	Evercore, Inc., Class A	21,051	4,321,560
	Everest Group Ltd.	20,770	7,452,899
#*	EZCORP, Inc., Class A	22,641	370,633
	F&G Annuities & Life, Inc.	14,226	495,207
	FactSet Research Systems, Inc.	7,353	3,178,114
	Farmers & Merchants Bancorp, Inc.	406	10,625
	Farmers National Banc Corp.	1,526	19,899
	FB Financial Corp.	23,306	991,903

12

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp. (AGM US), Class C	5,226	$916,275
	Federated Hermes, Inc.	40,234	1,633,903
	Fidelis Insurance Holdings Ltd.	16,353	267,372
	Fidelity National Financial, Inc.	137,627	8,815,009
	Fidelity National Information Services, Inc.	53,773	4,241,614
	Fifth Third Bancorp	66,107	2,375,886
*	Finance of America Cos., Inc., Class A	674	14,073
	Financial Institutions, Inc.	3,311	84,066
	Finward Bancorp	166	5,090
*	Finwise Bancorp	1,434	21,682
	First American Financial Corp.	42,310	2,572,871
	First BanCorp	69,795	1,370,774
	First Bancorp, Inc.	623	15,220
	First Bancorp/Southern Pines NC	14,232	575,827
	First Bank	14,059	202,168
	First Busey Corp.	37,315	775,779
	First Business Financial Services, Inc.	1,369	65,904
	First Capital, Inc.	400	18,044
	First Citizens BancShares, Inc., Class A	1,538	2,736,317
	First Commonwealth Financial Corp.	50,241	769,692
	First Community Bankshares, Inc.	6,768	255,018
	First Community Corp.	1,016	23,876
	First Financial Bancorp	49,652	1,149,444
	First Financial Bankshares, Inc.	26,317	881,883
	First Financial Corp.	4,517	223,140
*»	First Financial Northwest, Inc.	1,300	1,560
	First Foundation, Inc.	25,586	128,442
	First Hawaiian, Inc.	30,488	696,956
	First Horizon Corp.	92,765	1,677,191
	First Internet Bancorp	909	19,325
		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	24,920	$652,779
	First Merchants Corp.	14,255	508,048
	First Mid Bancshares, Inc.	9,963	333,063
	First National Corp.	671	13,084
	First Northwest Bancorp	1,253	12,906
	First of Long Island Corp.	9,844	113,403
	First Savings Financial Group, Inc.	714	19,021
	First U.S. Bancshares, Inc.	626	7,825
	First United Corp.	402	11,968
*	First Western Financial, Inc.	900	18,981
	FirstCash Holdings, Inc.	16,757	2,244,768
*	Fiserv, Inc.	37,373	6,897,935
	Five Star Bancorp	1,408	38,973
#	Flagstar Financial, Inc.	9,925	116,222
	Flushing Financial Corp.	12,042	144,143
*	Flywire Corp.	19,884	187,108
	FNB Corp.	121,552	1,591,116
	Franklin Financial Services Corp.	387	14,938
#	Franklin Resources, Inc.	138,716	2,602,312
	FS Bancorp, Inc.	1,212	47,389
	Fulton Financial Corp.	43,358	723,211
*	FVCBankcorp, Inc.	522	5,961
	GCM Grosvenor, Inc., Class A	15,969	200,251
*	Genworth Financial, Inc.	310,878	2,132,623
	German American Bancorp, Inc.	17,033	645,721
	Glacier Bancorp, Inc.	26,968	1,099,216
	Glen Burnie Bancorp	192	1,008
	Global Payments, Inc.	24,960	1,904,698
	Globe Life, Inc.	33,828	4,172,345
	Goldman Sachs Group, Inc.	60,155	32,937,870
	Goosehead Insurance, Inc., Class A	2,796	271,799
	Great Southern Bancorp, Inc.	2,993	164,615
*	Green Dot Corp., Class A	28,239	236,360

13

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Greene County Bancorp, Inc.	6,632	$147,562
*	Greenlight Capital Re Ltd., Class A	23,678	310,537
	Guaranty Bancshares, Inc.	485	19,138
	Guild Holdings Co., Class A	395	5,119
*	Hagerty, Inc., Class A	948	8,352
#	Hamilton Lane, Inc., Class A	12,631	1,951,363
	Hancock Whitney Corp.	13,956	726,968
	Hanmi Financial Corp.	11,684	267,213
	Hanover Bancorp, Inc.	891	20,662
	Hanover Insurance Group, Inc.	19,433	3,227,821
	HarborOne Bancorp, Inc.	17,022	192,689
	Hartford Insurance Group, Inc.	140,951	17,290,459
	Hawthorn Bancshares, Inc.	713	21,048
	HBT Financial, Inc.	898	20,811
	HCI Group, Inc.	4,324	632,601
	Hennessy Advisors, Inc.	1,267	13,658
	Heritage Commerce Corp.	21,289	192,453
#	Heritage Financial Corp.	11,021	251,499
*	Heritage Insurance Holdings, Inc.	7,320	138,348
	Hilltop Holdings, Inc.	10,662	314,849
#	Hingham Institution For Savings	585	145,993
*	Hippo Holdings, Inc.	10,666	246,598
	Home Bancorp, Inc.	898	45,205
	Home BancShares, Inc.	64,598	1,792,594
	Home Federal Bancorp, Inc. of Louisiana	12	155
	HomeTrust Bancshares, Inc.	3,167	108,121
	Hope Bancorp, Inc.	30,219	301,283
	Horace Mann Educators Corp.	20,290	842,847
	Horizon Bancorp, Inc.	10,721	157,384
	Houlihan Lokey, Inc.	17,924	2,905,122
	Huntington Bancshares, Inc.	3	44
		Shares	Value†
FINANCIALS — (Continued)
	IF Bancorp, Inc.	1,300	$30,953
	Independent Bank Corp. (IBCP US)	6,401	194,974
	Independent Bank Corp. (INDB US)	10,133	598,759
	Interactive Brokers Group, Inc., Class A	10,417	1,790,161
	Intercontinental Exchange, Inc.	31,977	5,371,177
	International Bancshares Corp.	23,698	1,446,526
	Invesco Ltd.	177,284	2,469,566
	Investar Holding Corp.	859	16,433
	Investors Title Co.	794	183,565
	Jack Henry & Associates, Inc.	1,780	308,705
	Jackson Financial, Inc., Class A	34,546	2,691,479
	James River Group Holdings Ltd.	21,155	100,698
	Janus Henderson Group PLC	84,862	2,818,267
	Jefferies Financial Group, Inc.	56,976	2,662,488
	JPMorgan Chase & Co.	482,178	117,950,382
	Kearny Financial Corp.	26,285	164,544
	Kemper Corp.	30,748	1,817,822
	KeyCorp	278,760	4,136,798
*	Kingstone Cos., Inc.	9,273	157,641
	Kinsale Capital Group, Inc.	5,810	2,528,861
	KKR & Co., Inc.	66,038	7,546,162
	Lake Shore Bancorp, Inc.	663	9,773
	Lakeland Financial Corp.	7,837	436,286
	Landmark Bancorp, Inc.	579	16,334
#	Lazard, Inc.	34,149	1,328,396
*	LendingClub Corp.	52,453	512,466
*	LendingTree, Inc.	2,074	106,998
	Lincoln National Corp.	92,824	2,958,301
	Live Oak Bancshares, Inc.	12,055	315,118
	LPL Financial Holdings, Inc.	31,921	10,208,017
	M&T Bank Corp.	24,538	4,165,571
	Magyar Bancorp, Inc.	1,343	18,507

14

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MainStreet Bancshares, Inc.	515	$9,847
	MarketAxess Holdings, Inc.	9,845	2,181,554
*	Marqeta, Inc., Class A	44,311	185,220
	Marsh & McLennan Cos., Inc.	49,198	11,092,673
	Mastercard, Inc., Class A	121,971	66,847,426
	Mercantile Bank Corp.	6,280	265,707
	Merchants Bancorp	19,746	593,960
	Mercury General Corp.	27,263	1,510,915
	Meridian Corp.	2,100	28,350
	MetLife, Inc.	256,792	19,354,413
	Metrocity Bankshares, Inc.	1,072	29,555
*	Metropolitan Bank Holding Corp.	2,400	148,632
	MGIC Investment Corp.	160,478	3,997,507
	Mid Penn Bancorp, Inc.	12,010	348,890
	Middlefield Banc Corp.	25	648
	Midland States Bancorp, Inc.	8,032	130,761
	MidWestOne Financial Group, Inc.	5,831	161,752
	Moelis & Co., Class A	19,936	1,068,171
	Moody's Corp.	25,596	11,598,059
	Morgan Stanley	195,438	22,557,454
	Morningstar, Inc.	12,452	3,545,333
*	Mr. Cooper Group, Inc.	33,693	4,009,804
	MSCI, Inc.	15,147	8,256,781
	MVB Financial Corp.	8,282	141,291
	Nasdaq, Inc.	84,891	6,469,543
	National Bank Holdings Corp., Class A	17,216	622,531
	National Bankshares, Inc.	507	13,065
	Navient Corp.	88,511	1,095,766
	NBT Bancorp, Inc.	13,306	563,376
*	NCR Atleos Corp.	27,743	774,585
	Nelnet, Inc., Class A	12,145	1,288,463
*	NerdWallet, Inc., Class A	28,448	254,894
*	NI Holdings, Inc.	2,397	29,962
	Nicolet Bankshares, Inc.	5,267	615,238
		Shares	Value†
FINANCIALS — (Continued)
*	NMI Holdings, Inc.	44,940	$1,625,480
	Northeast Bank	1,100	91,102
	Northeast Community Bancorp, Inc.	1,191	27,107
	Northern Trust Corp.	50,538	4,749,561
	Northfield Bancorp, Inc.	15,762	166,289
	Northrim BanCorp, Inc.	480	38,539
	Northwest Bancshares, Inc.	36,636	452,455
	Norwood Financial Corp.	600	15,006
	OceanFirst Financial Corp.	20,138	333,485
	OFG Bancorp	16,491	648,921
	Ohio Valley Banc Corp.	243	8,753
*	Old Market Capital Corp.	2,510	14,332
	Old National Bancorp	99,307	2,044,731
	Old Point Financial Corp.	614	23,848
	Old Republic International Corp.	157,302	5,914,555
	Old Second Bancorp, Inc.	14,321	226,129
	OneMain Holdings, Inc.	49,318	2,321,398
*	Onity Group, Inc.	3,051	114,443
	OP Bancorp	965	12,391
	Oppenheimer Holdings, Inc., Class A	4,778	281,950
	OppFi, Inc.	2,742	25,638
*	OptimumBank Holdings, Inc.	2,226	9,639
	Orange County Bancorp, Inc.	492	11,675
	Origin Bancorp, Inc.	7,350	235,494
	Orrstown Financial Services, Inc.	2	60
*	Oscar Health, Inc., Class A	78,768	1,024,772
	Pacific Premier Bancorp, Inc.	40,646	826,740
*	Palomar Holdings, Inc.	13,413	1,945,153
	Park National Corp.	4,220	633,422
	Parke Bancorp, Inc.	2,561	48,275
	Pathfinder Bancorp, Inc.	900	12,339
	Pathward Financial, Inc.	13,054	1,036,096

15

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	PayPal Holdings, Inc.	182,039	$11,985,448
*	Paysafe Ltd.	7,757	118,139
*	Paysign, Inc.	3,895	9,348
*	PB Bankshares, Inc.	705	11,061
	PCB Bancorp	724	14,198
	Peapack-Gladstone Financial Corp.	9,037	250,144
	Penns Woods Bancorp, Inc.	497	14,527
	PennyMac Financial Services, Inc.	25,311	2,466,304
	Peoples Bancorp of North Carolina, Inc.	1,287	35,547
	Peoples Bancorp, Inc.	8,688	252,039
	Peoples Financial Services Corp.	321	13,874
	Pinnacle Financial Partners, Inc.	21,194	2,124,487
*	Pioneer Bancorp, Inc.	1,058	11,871
	Piper Sandler Cos.	5,473	1,319,650
	PJT Partners, Inc., Class A	3,356	475,579
	Plumas Bancorp	230	10,141
	PNC Financial Services Group, Inc.	25,843	4,152,712
*	Ponce Financial Group, Inc.	1,223	15,740
	Popular, Inc.	22,281	2,126,053
*	PRA Group, Inc.	19,251	352,293
	Preferred Bank	6,166	492,417
	Primerica, Inc.	17,830	4,672,708
	Primis Financial Corp.	3,200	26,368
	Princeton Bancorp, Inc.	272	8,291
	Principal Financial Group, Inc.	88,156	6,536,767
*	Priority Technology Holdings, Inc.	2,039	14,803
*	ProAssurance Corp.	30,967	718,744
	PROG Holdings, Inc.	27,992	737,869
	Progressive Corp.	83,273	23,461,335
	Prosperity Bancshares, Inc.	22,655	1,538,274
*	Provident Bancorp, Inc.	1,077	11,955
	Provident Financial Holdings, Inc.	415	6,229
	Provident Financial Services, Inc.	31,109	509,254
	Prudential Financial, Inc.	156,902	16,115,404
	QCR Holdings, Inc.	7,184	466,601
	Radian Group, Inc.	59,705	1,906,978
		Shares	Value†
FINANCIALS — (Continued)
	Raymond James Financial, Inc.	42,169	$5,778,840
	RBB Bancorp	574	8,943
	Red River Bancshares, Inc.	148	7,800
	Regional Management Corp.	504	16,597
	Regions Financial Corp.	96,306	1,965,605
	Reinsurance Group of America, Inc.	29,244	5,477,694
*	Remitly Global, Inc.	10,867	219,731
	RenaissanceRe Holdings Ltd.	23,862	5,772,934
#	Renasant Corp.	46,483	1,490,710
	Republic Bancorp, Inc., Class A	2,971	201,582
*	Rhinebeck Bancorp, Inc.	919	10,017
	Richmond Mutual BanCorp, Inc.	1,351	18,955
	Riverview Bancorp, Inc.	8,460	53,467
	RLI Corp.	42,418	3,139,356
*	Robinhood Markets, Inc., Class A	254,180	12,482,780
#	Rocket Cos., Inc., Class A	10,424	134,574
	S&P Global, Inc.	26,595	13,298,830
	S&T Bancorp, Inc.	17,418	634,712
	Safety Insurance Group, Inc.	9,470	724,455
	SB Financial Group, Inc.	1,702	33,087
	Seacoast Banking Corp. of Florida	18,946	449,210
*	Security National Financial Corp., Class A	1,151	11,786
	SEI Investments Co.	41,800	3,272,522
	Selective Insurance Group, Inc.	26,664	2,325,901
*	Selectquote, Inc.	12,612	39,980
	ServisFirst Bancshares, Inc.	9,735	693,327
	Shore Bancshares, Inc.	835	11,548
	Sierra Bancorp	1,779	47,072
	Silvercrest Asset Management Group, Inc., Class A	953	14,581

16

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	43,658	$814,658
*	SiriusPoint Ltd.	104,416	1,754,189
*	Skyward Specialty Insurance Group, Inc.	12,706	674,562
	SLM Corp.	150,849	4,361,045
	SmartFinancial, Inc.	2,470	75,137
#*	SoFi Technologies, Inc.	198,233	2,479,895
	Sound Financial Bancorp, Inc.	200	10,154
	South Plains Financial, Inc.	1,718	57,914
*	Southern First Bancshares, Inc.	550	19,530
	Southern Missouri Bancorp, Inc.	1,543	81,239
	Southside Bancshares, Inc.	9,309	262,421
	SouthState Corp.	48,172	4,180,366
	SR Bancorp, Inc.	714	9,368
	State Street Corp.	45,941	4,047,402
	Stellar Bancorp, Inc.	6,481	161,766
*»	Sterling Bancorp, Inc.	817	3,954
	Stewart Information Services Corp.	15,934	1,043,358
	Stifel Financial Corp.	32,104	2,750,992
#	Stock Yards Bancorp, Inc.	11,062	805,203
*	StoneX Group, Inc.	17,266	1,529,163
	Summit State Bank	922	8,335
	SWK Holdings Corp.	691	9,736
	Synchrony Financial	156,057	8,107,161
	Synovus Financial Corp.	16,952	734,361
	T. Rowe Price Group, Inc.	42,877	3,796,758
*	Texas Capital Bancshares, Inc.	16,356	1,114,661
	TFS Financial Corp.	44,125	571,860
*	Third Coast Bancshares, Inc.	659	19,638
	Timberland Bancorp, Inc.	618	18,997
	Tiptree, Inc.	18,783	419,049
#*	Toast, Inc., Class A	90,914	3,234,720
	Tompkins Financial Corp.	4,792	285,603
	Towne Bank	31,019	1,022,076
	Tradeweb Markets, Inc., Class A	12,590	1,741,197
	Travelers Cos., Inc.	95,487	25,220,981
		Shares	Value†
FINANCIALS — (Continued)
	TriCo Bancshares	8,028	$309,720
*	Triumph Financial, Inc.	7,191	384,143
	Truist Financial Corp.	189,561	7,267,769
*	Trupanion, Inc.	13,336	488,098
	TrustCo Bank Corp.	5,755	175,240
	Trustmark Corp.	41,190	1,381,924
	U.S. Bancorp	103,883	4,190,640
	U.S. Global Investors, Inc., Class A	4,086	8,703
	UMB Financial Corp.	30,421	2,876,914
	Union Bankshares, Inc.	304	10,056
	United Bancorp, Inc.	1,200	14,940
	United Bancshares, Inc.	300	8,091
	United Bankshares, Inc.	61,785	2,118,608
	United Community Banks, Inc.	28,404	784,234
	United Fire Group, Inc.	14,283	395,211
	United Security Bancshares	442	3,934
	Unity Bancorp, Inc.	961	39,785
	Universal Insurance Holdings, Inc.	17,456	423,133
	Univest Financial Corp.	11,777	347,893
	Unum Group	90,874	7,057,275
	USCB Financial Holdings, Inc.	1,422	24,117
	UWM Holdings Corp.	12,843	60,362
	Valley National Bancorp	134,843	1,159,650
*	Velocity Financial, Inc.	574	10,257
	Veritex Holdings, Inc.	14,836	345,382
	Victory Capital Holdings, Inc., Class A	27,509	1,575,991
	Virginia National Bankshares Corp.	51	1,876
	Virtu Financial, Inc., Class A	37,844	1,481,593
	Virtus Investment Partners, Inc.	3,852	591,629
	Visa, Inc., Class A	227,830	78,715,265
	Voya Financial, Inc.	47,539	2,814,309
	W.R. Berkley Corp.	79,448	5,695,627
	WaFd, Inc.	20,545	586,149
	Walker & Dunlop, Inc.	13,911	1,064,748
	Washington Trust Bancorp, Inc.	7,092	195,739

17

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Waterstone Financial, Inc.	8,901	$107,702
	Webster Financial Corp.	37,019	1,750,999
	Wells Fargo & Co.	284,793	20,223,151
	WesBanco, Inc.	61,461	1,830,309
	West BanCorp, Inc.	2,186	42,419
	Westamerica BanCorp	6,351	307,579
	Western Alliance Bancorp	19,963	1,391,621
	Western New England Bancorp, Inc.	2,300	21,229
#	Western Union Co.	127,851	1,267,003
	Westwood Holdings Group, Inc.	1,000	16,700
*	WEX, Inc.	16,862	2,198,299
	White Mountains Insurance Group Ltd.	1,380	2,439,081
	William Penn Bancorp	3,918	48,270
	Willis Towers Watson PLC	28,125	8,656,875
	Wintrust Financial Corp.	14,736	1,638,201
	WisdomTree, Inc.	57,348	498,928
*	World Acceptance Corp.	3,007	388,264
	WSFS Financial Corp.	20,365	1,049,816
	WVS Financial Corp.	100	1,233
	Zions Bancorp NA	35,169	1,581,550
TOTAL FINANCIALS			1,294,461,017
HEALTH CARE — (11.4%)
*	10X Genomics, Inc., Class A	16,759	138,597
	Abbott Laboratories	97,794	12,786,565
	AbbVie, Inc.	257,703	50,277,855
††	Abiomed, Inc.	5,835	91,084
*	Acrivon Therapeutics, Inc.	1,416	1,982
*	AdaptHealth Corp.	68,669	584,373
*	Adaptive Biotechnologies Corp.	27,431	201,892
*	Addus HomeCare Corp.	1,265	132,256
	Agilent Technologies, Inc.	50,093	5,390,007
††	Albireo Pharma, Inc.	3,349	19,458
*	Align Technology, Inc.	15,922	2,759,283
		Shares	Value†
HEALTH CARE — (Continued)
*	Alnylam Pharmaceuticals, Inc.	9,192	$2,419,702
*	Amedisys, Inc.	2,407	228,424
*	American Shared Hospital Services	603	1,628
	Amgen, Inc.	87,500	25,455,500
*	AMN Healthcare Services, Inc.	21,352	436,221
*	AngioDynamics, Inc.	20,215	187,797
*	ANI Pharmaceuticals, Inc.	589	41,713
*	Anika Therapeutics, Inc.	5,680	82,530
*	Astrana Health, Inc.	12,543	390,965
*	AtriCure, Inc.	18,588	555,967
*	Aura Biosciences, Inc.	2,240	13,059
*	Avanos Medical, Inc.	12,200	153,110
*	Avantor, Inc.	233,272	3,030,203
#*	Axogen, Inc.	9,935	161,642
*	Azenta, Inc.	15,169	399,551
	Becton Dickinson & Co.	18,138	3,756,198
*	Biogen, Inc.	25,719	3,114,057
#*	BioLife Solutions, Inc.	9,105	219,522
*	BioMarin Pharmaceutical, Inc.	51,143	3,257,298
*	Bio-Rad Laboratories, Inc., Class A	6,766	1,651,445
*	Biote Corp., Class A	13,313	44,332
	Bio-Techne Corp.	47,196	2,376,319
*	Boston Scientific Corp.	142,564	14,665,559
	Bristol-Myers Squibb Co.	479,909	24,091,432
*	Brookdale Senior Living, Inc.	46,178	302,928
	Bruker Corp.	59,270	2,374,356
	Cardinal Health, Inc.	66,978	9,463,322
*	CareDx, Inc.	11,257	190,018
*	Castle Biosciences, Inc.	13,600	272,680
	Cencora, Inc.	49,655	14,532,529
*	Centene Corp.	139,453	8,346,262
*	Certara, Inc.	81,975	1,136,173
*	Champions Oncology, Inc.	1,220	8,723
	Chemed Corp.	2,621	1,524,138
††	Chinook Therapeutics, Inc.	11,306	22,612
	Cigna Group	68,560	23,313,142
*	Claritev Corp.	1,258	28,217

18

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Clover Health Investments Corp.	38,934	$132,376
*	Community Health Systems, Inc.	6,196	16,915
#	Concentra Group Holdings Parent, Inc.	13,614	296,105
#	CONMED Corp.	10,283	504,998
*	Cooper Cos., Inc.	29,145	2,380,272
*	CorVel Corp.	17,695	1,924,508
*	Coya Therapeutics, Inc.	195	1,285
*	Cross Country Healthcare, Inc.	23,224	314,685
*	CryoPort, Inc.	19,005	106,048
	CVS Health Corp.	163,259	10,891,008
*	Cytek Biosciences, Inc.	43,008	159,560
	Danaher Corp.	50,282	10,022,711
*	DaVita, Inc.	21,110	2,988,120
*	Definitive Healthcare Corp.	38,735	105,359
	Dentsply Sirona, Inc.	75,481	1,049,186
*	Design Therapeutics, Inc.	2,193	10,658
*	Dexcom, Inc.	55,536	3,964,160
*	Doximity, Inc., Class A	62,922	3,579,003
*	Dynavax Technologies Corp.	19,778	232,392
*	Edwards Lifesciences Corp.	87,027	6,569,668
*	Electromed, Inc.	2,300	52,969
*	Eledon Pharmaceuticals, Inc.	3,722	11,762
	Elevance Health, Inc.	56,252	23,658,466
	Eli Lilly & Co.	111,619	100,339,900
	Embecta Corp.	14,601	177,986
*	Emergent BioSolutions, Inc.	9,237	49,326
	Encompass Health Corp.	5,431	635,373
*	Enhabit, Inc.	12,300	98,277
*	Enovis Corp.	4,140	143,203
	Ensign Group, Inc.	3,764	485,518
*	Envista Holdings Corp.	72,350	1,163,388
*	Evolent Health, Inc., Class A	44,287	436,670
*	Exact Sciences Corp.	54,662	2,494,774
*	Exagen, Inc.	755	4,704
*	FONAR Corp.	776	9,739
*	Fortrea Holdings, Inc.	26,676	166,191
		Shares	Value†
HEALTH CARE — (Continued)
*	Fulgent Genetics, Inc.	9,606	$166,664
*	GE HealthCare Technologies, Inc.	111,375	7,833,004
	Gilead Sciences, Inc.	260,829	27,788,722
*	Glaukos Corp.	10,102	952,113
*	GoodRx Holdings, Inc., Class A	47,924	221,888
#*	GRAIL, Inc.	3,414	117,766
*	Haemonetics Corp.	9,557	602,282
	HCA Healthcare, Inc.	12,611	4,351,804
*	Health Catalyst, Inc.	37,632	148,646
*	HealthEquity, Inc.	28,074	2,406,503
	HealthStream, Inc.	14,850	499,406
*	Henry Schein, Inc.	46,491	3,020,520
#*	Hims & Hers Health, Inc.	40,757	1,349,057
*	Hologic, Inc.	83,510	4,860,282
	Humana, Inc.	24,448	6,411,244
*	ICON PLC	29,233	4,427,046
*	ICU Medical, Inc.	7,570	1,033,986
*	IDEXX Laboratories, Inc.	14,239	6,160,503
*	Illumina, Inc.	31,510	2,445,176
*	Incyte Corp.	67,123	4,205,927
*	InfuSystem Holdings, Inc.	2,116	9,988
*	Inogen, Inc.	5,653	40,306
*	Inspire Medical Systems, Inc.	5,491	869,665
*	Insulet Corp.	18,466	4,658,787
*	Integer Holdings Corp.	13,826	1,746,362
*	Integra LifeSciences Holdings Corp.	18,636	305,444
*	Intuitive Surgical, Inc.	21,491	11,085,058
*	IQVIA Holdings, Inc.	52,408	8,126,909
	iRadimed Corp.	1,652	86,581
*	Jazz Pharmaceuticals PLC	991	115,907
	Johnson & Johnson	411,470	64,316,876
*	KalVista Pharmaceuticals, Inc.	12,280	169,096
*	Kewaunee Scientific Corp.	2,477	78,447
	Labcorp Holdings, Inc.	17,811	4,292,629
*	Lantern Pharma, Inc.	2,216	7,800
	LeMaitre Vascular, Inc.	6,941	629,826
*	LENSAR, Inc.	1,319	18,532
*	LifeStance Health Group, Inc.	87,460	574,612

19

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Lisata Therapeutics, Inc.	1,157	$2,742
*	LivaNova PLC	13,700	506,900
*	Maravai LifeSciences Holdings, Inc., Class A	52,971	107,001
*	Masimo Corp.	12,285	1,977,394
*	MaxCyte, Inc.	20,830	59,157
	McKesson Corp.	22,124	15,769,766
*	Medpace Holdings, Inc.	9,407	2,901,025
	Medtronic PLC	142,929	12,114,662
	Merck & Co., Inc.	224,347	19,114,364
*	Merit Medical Systems, Inc.	18,161	1,715,306
*††	Merrimack Pharmaceuticals, Inc.	2,200	0
	Mesa Laboratories, Inc.	1,518	174,950
*	Mettler-Toledo International, Inc.	2,211	2,367,030
††	Mirati Therapeutics, Inc.	8,088	24,102
#*	Moderna, Inc.	99,759	2,847,122
*	Molina Healthcare, Inc.	31,084	10,164,779
*	Myriad Genetics, Inc.	50,735	375,946
*	Natera, Inc.	9,871	1,489,830
	National HealthCare Corp.	3,734	352,826
	National Research Corp.	4,399	49,973
*	NeoGenomics, Inc.	54,380	347,760
*	Niagen Bioscience, Inc.	3,862	30,317
*	OmniAb, Inc. (OABI UQ)	72,785	123,735
*	Omnicell, Inc.	23,182	724,669
*	OptimizeRx Corp.	4,481	40,867
*	Option Care Health, Inc.	31,450	1,016,149
*	Orchestra BioMed Holdings, Inc.	3,893	11,562
	Organon & Co.	82,044	1,060,829
*	Orthofix Medical, Inc.	120	1,669
*	Owens & Minor, Inc.	39,920	281,835
#*††	PDL BioPharma, Inc.	17,391	9,043
*	Pediatrix Medical Group, Inc.	61,528	792,481
*	Pennant Group, Inc.	7,526	192,816
*	Penumbra, Inc.	6,035	1,767,289
*	Performant Healthcare, Inc.	4,894	11,550
		Shares	Value†
HEALTH CARE — (Continued)
	Perrigo Co. PLC	33,259	$855,421
*	Personalis, Inc.	10,588	40,023
	Pfizer, Inc.	379,849	9,272,114
*	Phreesia, Inc.	4,923	122,878
#	Premier, Inc., Class A	68,917	1,402,461
*	Privia Health Group, Inc.	20,249	475,447
*	Pro-Dex, Inc.	1,452	95,367
*	Progyny, Inc.	14,739	336,639
*	Protalix BioTherapeutics, Inc.	6,690	20,538
*	Protara Therapeutics, Inc.	11,300	39,550
*	Quanterix Corp.	19,606	112,931
	Quest Diagnostics, Inc.	12,241	2,181,591
*	QuidelOrtho Corp.	6,902	191,807
*	RadNet, Inc.	16,545	866,627
	Regeneron Pharmaceuticals, Inc.	12,687	7,596,468
*	Repligen Corp.	15,222	2,100,484
#	ResMed, Inc.	34,828	8,239,957
	Revvity, Inc.	38,700	3,615,741
*	Rezolute, Inc.	5,021	18,879
	Royalty Pharma PLC, Class A	59,886	1,965,459
*	Sanara Medtech, Inc.	432	13,798
#	Select Medical Holdings Corp.	23,511	428,841
#*	Semler Scientific, Inc.	3,301	106,721
*	Sensus Healthcare, Inc.	2,529	10,875
*	Sight Sciences, Inc.	1,259	3,840
	Simulations Plus, Inc.	4,415	151,655
*	Solventum Corp.	5,592	369,743
*	Sotera Health Co.	42,089	484,024
*	STAAR Surgical Co.	5,882	107,405
	STERIS PLC	8,141	1,829,608
	Stryker Corp.	29,392	10,990,257
#*	Summit Therapeutics, Inc.	17,104	412,548
*	Surgery Partners, Inc.	8,844	194,126
*	Talkspace, Inc.	39,092	120,012
*	Teladoc Health, Inc.	92,275	663,457
	Teleflex, Inc.	11,518	1,578,542
*	Tenet Healthcare Corp.	21,815	3,118,454
	Thermo Fisher Scientific, Inc.	29,574	12,687,246
*	Third Harmonic Bio, Inc.	903	4,669

20

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	TransMedics Group, Inc.	3,274	$301,241
*	TruBridge, Inc.	7,089	184,527
	U.S. Physical Therapy, Inc.	3,407	242,272
	UnitedHealth Group, Inc.	154,069	63,390,149
	Universal Health Services, Inc., Class B	10,663	1,888,097
	Utah Medical Products, Inc.	407	21,062
*	Varex Imaging Corp.	14,775	122,928
*	Veeva Systems, Inc., Class A	30,492	7,125,675
*	Vertex Pharmaceuticals, Inc.	26,948	13,730,006
*	Vicarious Surgical, Inc., Class A	1,311	10,829
*	Waters Corp.	11,045	3,840,678
	Zimmer Biomet Holdings, Inc.	21,814	2,247,933
*	Zimvie, Inc.	8,156	73,893
	Zoetis, Inc.	27,479	4,297,716
TOTAL HEALTH CARE			820,775,908
INDUSTRIALS — (12.7%)
	3M Co.	46,849	6,507,795
	A.O. Smith Corp.	35,383	2,401,090
	AAON, Inc.	25,528	2,329,941
*	AAR Corp.	12,924	690,917
	ABM Industries, Inc.	38,932	1,897,546
	ACCO Brands Corp.	60,624	234,009
	Acme United Corp.	500	19,260
	Acuity, Inc.	10,503	2,558,636
*	ACV Auctions, Inc., Class A	35,590	522,817
#	Advanced Drainage Systems, Inc.	14,676	1,665,579
	AECOM	74,950	7,393,818
*	AeroVironment, Inc.	7,310	1,107,611
*	AerSale Corp.	2,003	13,961
#	AGCO Corp.	34,492	2,925,956
*	Air Industries Group	2,099	7,430
	Air Lease Corp.	78,701	3,680,059
	Alamo Group, Inc.	4,755	793,990
	Albany International Corp., Class A	9,939	653,589
#	Alight, Inc., Class A	135,339	691,582
	Allegion PLC	28,545	3,973,464
	Allient, Inc.	4,558	97,313
	Allison Transmission Holdings, Inc.	27,843	2,568,238
		Shares	Value†
INDUSTRIALS — (Continued)
*	Alpha Pro Tech Ltd.	1,109	$4,857
	Alta Equipment Group, Inc.	6,300	26,775
*	Amentum Holdings, Inc.	46,588	1,016,550
*	Ameresco, Inc., Class A	6,493	69,021
*	American Superconductor Corp.	9,413	186,848
*	American Woodmark Corp.	4,726	278,834
	AMETEK, Inc.	34,279	5,813,033
*	API Group Corp.	99,820	3,776,191
	Apogee Enterprises, Inc.	8,543	338,901
	Applied Industrial Technologies, Inc.	13,457	3,273,819
	ArcBest Corp.	6,940	406,129
	Arcosa, Inc.	8,448	676,431
	Argan, Inc.	6,356	973,294
	Armstrong World Industries, Inc.	7,643	1,108,388
	Astec Industries, Inc.	9,809	355,380
*	Astronics Corp. (ATRO US)	12,713	288,458
*	Astronics Corp. (ATROB US), Class B	988	22,477
*	Asure Software, Inc.	16,620	168,859
	Atkore, Inc.	16,989	1,085,087
	Atmus Filtration Technologies, Inc.	13,398	464,509
	Automatic Data Processing, Inc.	93,961	28,244,677
*	AZEK Co., Inc.	27,132	1,344,662
	AZZ, Inc.	9,432	818,320
	Barrett Business Services, Inc.	16,800	681,408
*	BGSF, Inc.	2,055	6,782
*	BlackSky Technology, Inc.	4,746	39,677
*	Blue Bird Corp.	7,351	256,329
*	BlueLinx Holdings, Inc.	5,699	371,233
	Boise Cascade Co.	13,711	1,278,962
	Booz Allen Hamilton Holding Corp.	60,043	7,206,361
	Brady Corp., Class A	8,696	611,242
*	BrightView Holdings, Inc.	24,550	336,826
	Brink's Co.	8,720	778,173
	Broadridge Financial Solutions, Inc.	25,671	6,222,650

21

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Builders FirstSource, Inc.	60,929	$7,288,936
	BWX Technologies, Inc.	19,005	2,073,826
*	Byrna Technologies, Inc.	3,684	82,485
#*	CACI International, Inc., Class A	10,640	4,871,737
	Cadre Holdings, Inc.	3,368	98,177
	Carlisle Cos., Inc.	16,022	6,080,029
	Carrier Global Corp.	161,036	10,071,191
	Caterpillar, Inc.	89,778	27,765,642
*	CBIZ, Inc.	1,065	72,527
*	CECO Environmental Corp.	8,369	199,099
	CH Robinson Worldwide, Inc.	52,633	4,695,916
*	Chart Industries, Inc.	12,676	1,711,006
*	Cimpress PLC	8,369	351,665
	Cintas Corp.	27,637	5,850,200
	Civeo Corp.	3,841	72,941
#*	Clarivate PLC	395,499	1,704,601
	CNH Industrial NV	564,213	6,527,944
	Columbus McKinnon Corp.	12,349	183,383
	Comfort Systems USA, Inc.	14,676	5,834,444
#	Concentrix Corp.	12,177	621,758
*	Conduent, Inc.	126,948	267,860
#*	Construction Partners, Inc., Class A	12,594	1,034,471
*	Copart, Inc.	108,483	6,620,717
*	Core & Main, Inc., Class A	80,137	4,221,617
	Covenant Logistics Group, Inc.	7,938	157,966
*»	CPI Aerostructures, Inc.	3,057	9,844
	CRA International, Inc.	4,534	735,415
	Crane Co.	18,899	3,042,361
	CSG Systems International, Inc.	13,761	827,449
	CSW Industrials, Inc.	2,666	833,072
	CSX Corp.	132,133	3,708,973
	Cummins, Inc.	31,008	9,111,391
	Curtiss-Wright Corp.	12,400	4,276,636
*	Custom Truck One Source, Inc.	4,700	18,941
*	Dayforce, Inc.	65,474	3,788,980
	Deere & Co.	52,409	24,294,716
	Deluxe Corp.	14,964	218,474
*	Distribution Solutions Group, Inc.	5,762	150,042
		Shares	Value†
INDUSTRIALS — (Continued)
*	DLH Holdings Corp.	3,807	$15,000
*	DNOW, Inc.	62,622	993,811
	Donaldson Co., Inc.	41,807	2,747,974
	Douglas Dynamics, Inc.	9,728	233,277
	Dover Corp.	25,416	4,337,240
*	Driven Brands Holdings, Inc.	26,353	435,352
*	Ducommun, Inc.	6,150	352,518
	Dun & Bradstreet Holdings, Inc.	238,900	2,142,933
*	DXP Enterprises, Inc.	8,736	772,787
*	Dycom Industries, Inc.	10,439	1,749,054
	Eastern Co.	406	8,522
	Eaton Corp. PLC	48,798	14,364,667
	EMCOR Group, Inc.	17,482	7,005,037
	Emerson Electric Co.	53,871	5,662,381
*	Energy Recovery, Inc.	16,964	262,094
	Enerpac Tool Group Corp.	18,237	736,228
	EnerSys	12,751	1,104,237
	Ennis, Inc.	9,841	176,646
	Enpro, Inc.	7,584	1,133,050
*	Enviri Corp.	18,453	126,772
	Equifax, Inc.	36,753	9,560,558
	Esab Corp.	17,481	2,099,818
	ESCO Technologies, Inc.	10,261	1,605,333
	Espey Mfg. & Electronics Corp.	1,085	33,375
*	Everus Construction Group, Inc.	17,809	716,634
	EVI Industries, Inc.	546	8,807
*	ExlService Holdings, Inc.	54,191	2,627,180
	Expeditors International of Washington, Inc.	73,596	8,088,936
	Exponent, Inc.	14,864	1,169,500
	Fastenal Co.	116,564	9,438,187
	Federal Signal Corp.	20,117	1,638,127
	FedEx Corp.	32,570	6,850,448
	Ferguson Enterprises, Inc.	61,919	10,505,178
*	First Advantage Corp.	15,467	218,085
	Flowserve Corp.	50,725	2,294,292
#*	Fluence Energy, Inc.	24,319	99,465
*	Fluor Corp.	89,632	3,127,260
*	Forrester Research, Inc.	6,479	60,579
	Fortive Corp.	70,184	4,891,123
	Fortune Brands Innovations, Inc.	50,482	2,716,941

22

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Franklin Covey Co.	1,000	$20,310
	Franklin Electric Co., Inc.	15,053	1,278,903
*	FreightCar America, Inc.	1,380	7,976
#	FTAI Aviation Ltd.	22,983	2,461,709
	FTAI Infrastructure, Inc.	15,175	65,556
*	FTI Consulting, Inc.	15,128	2,515,484
*	Gates Industrial Corp. PLC	57,234	1,082,867
	GATX Corp.	14,179	2,069,567
	GE Vernova, Inc.	15,567	5,772,555
*	Gencor Industries, Inc.	1,295	16,434
*	Generac Holdings, Inc.	19,071	2,181,341
	General Dynamics Corp.	36,473	9,925,033
	General Electric Co.	95,229	19,192,453
	Genpact Ltd.	65,648	3,299,468
*	Gibraltar Industries, Inc.	11,471	607,389
	Global Industrial Co.	13,866	356,079
*	GMS, Inc.	23,585	1,727,837
	Gorman-Rupp Co.	10,775	386,392
	Graco, Inc.	47,441	3,871,660
*	Graham Corp.	890	27,127
	Granite Construction, Inc.	11,223	912,318
*	Great Lakes Dredge & Dock Corp.	43,551	395,879
	Greenbrier Cos., Inc.	16,711	708,881
	Griffon Corp.	11,346	772,776
*	GXO Logistics, Inc.	42,772	1,550,057
	H&E Equipment Services, Inc.	22,820	2,049,464
*	Hayward Holdings, Inc.	52,331	697,572
*	Healthcare Services Group, Inc.	24,678	350,674
	Heartland Express, Inc.	21,648	164,525
	HEICO Corp. (HEI US)	6,817	1,709,431
	HEICO Corp. (HEIA US), Class A	10,599	2,129,657
	Heidrick & Struggles International, Inc.	16,069	627,012
	Helios Technologies, Inc.	12,985	353,971
#	Herc Holdings, Inc.	12,835	1,404,662
	Hexcel Corp.	14,470	701,361
	Hillenbrand, Inc.	30,207	611,088
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hillman Solutions Corp.	52,836	$369,324
	HireQuest, Inc.	835	8,584
	HNI Corp.	12,569	531,669
	Honeywell International, Inc.	64,598	13,597,879
	Howmet Aerospace, Inc.	44,416	6,155,169
	Hub Group, Inc., Class A	26,554	838,841
	Hubbell, Inc.	17,812	6,468,962
*	Hudson Technologies, Inc.	20,363	136,228
	Huntington Ingalls Industries, Inc.	12,628	2,908,734
	Hurco Cos., Inc.	600	10,008
*	Huron Consulting Group, Inc.	14,310	1,928,845
	Hyster-Yale, Inc.	6,410	246,336
*	IBEX Holdings Ltd.	2,261	56,615
	ICF International, Inc.	11,598	985,366
	IDEX Corp.	19,690	3,425,469
#*	IES Holdings, Inc.	8,832	1,737,078
	Illinois Tool Works, Inc.	44,756	10,737,412
	Ingersoll Rand, Inc.	57,599	4,344,693
*	Innodata, Inc.	2,967	112,212
*	INNOVATE Corp.	1,616	10,698
*	Innovative Solutions & Support, Inc.	2,956	19,923
	Insperity, Inc.	11,743	763,412
	Insteel Industries, Inc.	6,002	203,528
	Interface, Inc.	35,321	664,035
	ITT, Inc.	18,922	2,592,692
	Jacobs Solutions, Inc.	53,889	6,671,458
*	Janus International Group, Inc.	31,465	216,479
	JB Hunt Transport Services, Inc.	20,488	2,675,323
	JBT Marel Corp.	2,495	262,624
*	JELD-WEN Holding, Inc.	23,906	131,961
	Johnson Controls International PLC	103,866	8,714,357
	Kadant, Inc.	3,836	1,131,620
	KBR, Inc.	82,358	4,349,326
	Kelly Services, Inc., Class A	25,820	298,221
	Kennametal, Inc.	24,160	470,637
	Kforce, Inc.	10,903	416,495
*	Kirby Corp.	1,000	96,370
	Korn Ferry	33,969	2,095,887

23

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Kratos Defense & Security Solutions, Inc.	50,196	$1,695,872
*	L.B. Foster Co., Class A	1,777	35,487
	L3Harris Technologies, Inc.	32,194	7,083,324
	Landstar System, Inc.	18,782	2,519,605
*	Legalzoom.com, Inc.	19,387	141,913
	Leidos Holdings, Inc.	51,631	7,599,051
	Lennox International, Inc.	5,357	2,928,940
	Leonardo DRS, Inc.	15,168	560,609
#*	Limbach Holdings, Inc.	5,502	526,761
	Lincoln Electric Holdings, Inc.	12,006	2,115,457
	Lindsay Corp.	4,477	577,802
*	Liquidity Services, Inc.	12,769	405,799
	LSI Industries, Inc.	11,378	171,694
	Luxfer Holdings PLC	2,637	28,374
*	Lyft, Inc., Class A	113,815	1,411,306
*	Manitowoc Co., Inc.	25,263	199,072
	ManpowerGroup, Inc.	28,144	1,212,162
	Marten Transport Ltd.	18,264	234,510
	Masco Corp.	64,201	3,891,223
*	MasTec, Inc.	29,617	3,770,836
*	Mastech Digital, Inc.	667	4,909
*	Masterbrand, Inc.	30,355	368,813
*	Matrix Service Co.	11,781	136,660
	Matson, Inc.	7,707	840,757
	Matthews International Corp., Class A	9,754	199,469
	Maximus, Inc.	26,900	1,801,224
*	Mayville Engineering Co., Inc.	3,376	43,145
	McGrath RentCorp	13,124	1,399,937
*	Mercury Systems, Inc.	21,623	1,081,150
*	Middleby Corp.	19,737	2,631,929
	Miller Industries, Inc.	3,803	155,200
	MillerKnoll, Inc.	28,960	474,944
*	Mistras Group, Inc.	7,899	72,039
*	Montrose Environmental Group, Inc.	11,869	173,643
	Moog, Inc., Class A	9,335	1,561,279
*	MRC Global, Inc.	50,709	590,760
	MSA Safety, Inc.	13,202	2,078,259
	MSC Industrial Direct Co., Inc., Class A	25,696	1,965,230
	Mueller Industries, Inc.	21,548	1,585,071
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Water Products, Inc., Class A	29,792	$781,742
*	MYR Group, Inc.	7,511	918,746
*	Net Power, Inc.	4,038	6,865
*	NEXTracker, Inc., Class A	85,500	3,472,155
	NL Industries, Inc.	3,400	29,172
*	NN, Inc.	3,823	7,684
	Nordson Corp.	19,567	3,709,316
	Northrop Grumman Corp.	16,085	7,825,353
*	Northwest Pipe Co.	1,100	46,596
*	NV5 Global, Inc.	27,400	508,270
	nVent Electric PLC	50,940	2,797,115
	Old Dominion Freight Line, Inc.	26,493	4,060,847
	Omega Flex, Inc.	4,891	146,534
*	OPENLANE, Inc.	54,148	1,002,279
*	Optex Systems Holdings, Inc.	711	4,536
*	Orion Group Holdings, Inc.	4,256	27,196
	Oshkosh Corp.	24,608	2,061,166
	Otis Worldwide Corp.	57,097	5,496,728
	PACCAR, Inc.	127,644	11,514,765
*	PAMT Corp.	6,042	84,407
	Park Aerospace Corp.	14,265	186,444
	Parker-Hannifin Corp.	13,024	7,880,301
	Park-Ohio Holdings Corp.	3,500	69,685
*	Parsons Corp.	56,697	3,790,761
	Paychex, Inc.	86,044	12,658,793
	Paycom Software, Inc.	12,208	2,763,769
*	Paylocity Holding Corp.	19,521	3,749,984
	Pentair PLC	53,787	4,880,095
*	Perma-Pipe International Holdings, Inc.	2,400	28,800
	Pioneer Power Solutions, Inc.	3,818	10,194
	Pitney Bowes, Inc.	7,093	61,567
*	Planet Labs PBC	58,214	191,524
#	Powell Industries, Inc.	5,778	1,058,010
#*	Power Solutions International, Inc.	2,037	51,373
	Preformed Line Products Co.	1,786	245,343
	Primoris Services Corp.	25,253	1,514,422
*	Proto Labs, Inc.	12,400	435,984

24

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Pursuit Attractions & Hospitality, Inc.	3,695	$108,227
	Quad/Graphics, Inc.	7,409	35,341
	Quanex Building Products Corp.	3,969	65,250
	Quanta Services, Inc.	15,859	4,641,771
*	Radiant Logistics, Inc.	10,535	61,630
*	RBC Bearings, Inc.	7,971	2,619,031
*	RCM Technologies, Inc.	4,300	74,992
	Regal Rexnord Corp.	11,978	1,267,752
*	Resideo Technologies, Inc.	72,923	1,223,648
	Resources Connection, Inc.	25,615	146,902
	REV Group, Inc.	27,233	890,519
#	Robert Half, Inc.	52,513	2,326,326
#*	Rocket Lab USA, Inc.	45,436	990,050
	Rockwell Automation, Inc.	26,037	6,448,844
	Rollins, Inc.	38,571	2,203,561
	RTX Corp.	167,010	21,064,971
	Rush Enterprises, Inc. (RUSHA US), Class A	34,148	1,741,207
	Rush Enterprises, Inc. (RUSHB US), Class B	9,332	539,763
*	RXO, Inc.	13,761	193,892
	Ryder System, Inc.	12,510	1,722,252
*	Saia, Inc.	4,278	1,043,832
#	Schneider National, Inc., Class B	24,897	535,037
	Science Applications International Corp.	32,190	3,895,956
	Sensata Technologies Holding PLC	36,028	770,999
*	Shoals Technologies Group, Inc., Class A	51,561	186,135
	Shyft Group, Inc.	9,151	77,417
	Simpson Manufacturing Co., Inc.	12,099	1,859,495
*	SiteOne Landscape Supply, Inc.	13,929	1,599,188
	Snap-on, Inc.	14,497	4,549,304
*	SPX Technologies, Inc.	14,335	1,923,040
	SS&C Technologies Holdings, Inc.	79,293	5,994,551
	Standex International Corp.	4,182	591,418
		Shares	Value†
INDUSTRIALS — (Continued)
	Stanley Black & Decker, Inc.	45,559	$2,734,451
	Steelcase, Inc., Class A	43,039	426,947
*	Sterling Infrastructure, Inc.	12,473	1,863,840
*	Stratasys Ltd.	24,138	227,863
#*	Sunrun, Inc.	68,635	472,895
#*	Symbotic, Inc.	8,226	177,517
*	TaskUS, Inc., Class A	6,019	84,025
*	Taylor Devices, Inc.	260	8,294
*	Team, Inc.	331	6,792
*	TechPrecision Corp.	3,904	9,526
	Tecnoglass, Inc.	8,988	640,575
	Tennant Co.	6,351	458,288
	Terex Corp.	26,702	939,910
	Tetra Tech, Inc.	81,819	2,551,935
	Textron, Inc.	44,390	3,123,724
*	Thermon Group Holdings, Inc.	15,854	415,850
	Timken Co.	16,646	1,069,506
*	Titan International, Inc.	19,800	145,530
*	Titan Machinery, Inc.	12,204	202,464
	Toro Co.	32,519	2,220,397
	Trane Technologies PLC	29,540	11,322,977
*	Transcat, Inc.	1,249	99,083
	TransDigm Group, Inc.	6,038	8,532,117
	TransUnion	80,307	6,662,269
#*	Trex Co., Inc.	18,825	1,088,462
	TriNet Group, Inc.	15,778	1,235,891
	Trinity Industries, Inc.	46,807	1,174,856
*	Triumph Group, Inc.	2,219	56,363
*	TrueBlue, Inc.	26,951	116,967
	TTEC Holdings, Inc.	34,998	139,992
*	Tutor Perini Corp.	27,914	599,034
	Twin Disc, Inc.	3,200	23,488
*	Uber Technologies, Inc.	253,492	20,535,387
	UFP Industries, Inc.	19,695	1,946,851
#*	U-Haul Holding Co. (UHAL US)	9,888	607,024
	U-Haul Holding Co. (UHAL/B US)	77,260	4,233,848
*	Ultralife Corp.	1,376	6,164
	UniFirst Corp.	3,569	636,959
	United Parcel Service, Inc., Class B	65,776	6,268,453
	United Rentals, Inc.	22,847	14,426,738
	Universal Logistics Holdings, Inc.	7,757	168,637
*	Upwork, Inc.	40,498	532,549
*	V2X, Inc.	5,839	290,549

25

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Valmont Industries, Inc.	4,853	$1,422,997
	Veralto Corp.	43,792	4,199,653
	Verisk Analytics, Inc.	47,467	14,070,643
*	Verra Mobility Corp.	74,744	1,629,419
	Vertiv Holdings Co., Class A	63,297	5,404,298
	Vestis Corp.	30,696	268,897
*	Vicor Corp.	3,380	134,879
	Virco Mfg. Corp.	1,602	14,722
*	VirTra, Inc.	3,125	14,625
#	VSE Corp.	7,084	811,260
	Wabash National Corp.	13,445	92,905
#	Watsco, Inc. (WSO US)	5,938	2,730,530
	Watts Water Technologies, Inc., Class A	9,849	2,046,130
	WESCO International, Inc.	28,097	4,578,687
	Westinghouse Air Brake Technologies Corp.	35,139	6,491,579
*	Willdan Group, Inc.	6,500	254,800
	Willis Lease Finance Corp.	623	96,391
	WillScot Holdings Corp.	93,246	2,342,340
	Woodward, Inc.	16,317	3,060,580
	Worthington Enterprises, Inc.	6,200	313,906
	WW Grainger, Inc.	16,017	16,406,373
*	Xometry, Inc., Class A	6,805	174,480
*	XPO, Inc.	28,610	3,036,093
	Xylem, Inc.	38,012	4,583,107
	Zurn Elkay Water Solutions Corp.	32,016	1,087,263
TOTAL INDUSTRIALS			914,738,101
INFORMATION TECHNOLOGY — (23.7%)
*	8x8, Inc.	12,175	21,550
	A10 Networks, Inc.	27,790	457,979
	Accenture PLC, Class A	73,723	22,054,235
*	ACI Worldwide, Inc.	40,380	2,154,677
	Adeia, Inc.	55,088	678,133
*	Adobe, Inc.	53,251	19,968,060
	Advanced Energy Industries, Inc.	8,783	855,552
*	Advanced Micro Devices, Inc.	136,943	13,331,401
*	Agilysys, Inc.	6,275	466,546
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Airgain, Inc.	1,196	$4,485
*	Alarm.com Holdings, Inc.	14,108	756,189
#*	Alkami Technology, Inc.	20,928	558,568
	Amdocs Ltd.	35,445	3,139,718
	Amphenol Corp., Class A	96,274	7,408,284
*	Amtech Systems, Inc.	2,892	9,977
	Analog Devices, Inc.	13,967	2,722,448
*	ANSYS, Inc.	2,857	919,611
*	Appfolio, Inc., Class A	5,650	1,166,838
	Apple, Inc.	2,017,594	428,738,540
	Applied Materials, Inc.	98,382	14,827,151
*	AppLovin Corp., Class A	50,092	13,490,277
*	Arista Networks, Inc.	94,062	7,738,481
*	Arrow Electronics, Inc.	24,568	2,735,892
*	ASGN, Inc.	18,356	924,775
*	AstroNova, Inc.	663	5,510
*	Atlassian Corp., Class A	3,158	721,003
#*	Aurora Innovation, Inc.	232,644	1,684,343
*	Autodesk, Inc.	37,701	10,339,499
*	AvePoint, Inc.	25,788	421,634
*	Aviat Networks, Inc.	3,288	57,737
	Avnet, Inc.	53,232	2,501,372
*	Axcelis Technologies, Inc.	5,242	256,753
	Badger Meter, Inc.	4,896	1,081,135
	Bel Fuse, Inc. (BELFB US), Class B	2,066	135,881
	Belden, Inc.	8,794	906,749
	Benchmark Electronics, Inc.	15,479	503,532
	Bentley Systems, Inc., Class B	52,503	2,257,104
*	Bill Holdings, Inc.	22,215	1,012,338
*	BK Technologies Corp.	207	9,236
*	Blackbaud, Inc.	18,328	1,109,577
*	BlackLine, Inc.	13,324	629,293
*	Box, Inc., Class A	43,941	1,371,838
	Broadcom, Inc.	498,713	95,987,291
*	Cadence Design Systems, Inc.	20,307	6,046,206
*	Calix, Inc.	12,725	520,580
*	CCC Intelligent Solutions Holdings, Inc.	167,404	1,550,161
	CDW Corp.	29,613	4,754,663

26

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Cerence, Inc.	21,011	$190,360
*	CEVA, Inc.	9,381	245,876
*	Ciena Corp.	45,374	3,047,318
*	Cipher Mining, Inc.	81,388	231,956
*	Cirrus Logic, Inc.	16,433	1,578,225
	Cisco Systems, Inc.	538,922	31,111,967
#	Clear Secure, Inc., Class A	22,384	552,437
*	Clearfield, Inc.	2,900	83,143
*	Clearwater Analytics Holdings, Inc., Class A	5,372	122,144
	Climb Global Solutions, Inc.	233	24,558
	Cognex Corp.	39,957	1,090,826
	Cognizant Technology Solutions Corp., Class A	91,418	6,725,622
*	Cohu, Inc.	15,484	247,744
*	Commvault Systems, Inc.	5,101	852,530
*	Comtech Telecommunications Corp.	5,008	6,861
*	Consensus Cloud Solutions, Inc.	5,537	109,965
#*	Core Scientific, Inc.	77,664	629,078
*	Corsair Gaming, Inc.	33,081	234,213
	Crane NXT Co.	8,403	394,269
*	Credo Technology Group Holding Ltd.	26,279	1,131,311
*	Crexendo, Inc.	3,157	15,564
*	Crowdstrike Holdings, Inc., Class A	7,404	3,175,353
*	CS Disco, Inc.	7,679	28,643
	CSP, Inc.	1,100	18,304
*	Daily Journal Corp.	490	185,700
*	Daktronics, Inc.	27,724	351,818
*	Data Storage Corp.	848	2,985
*	Datadog, Inc., Class A	28,252	2,886,224
	Dell Technologies, Inc., Class C	37,645	3,454,305
*	Diebold Nixdorf, Inc.	6,843	303,350
*	Digi International, Inc.	22,292	606,342
*	Digital Turbine, Inc.	45,994	137,982
*	Docusign, Inc.	36,614	2,993,195
	Dolby Laboratories, Inc., Class A	14,978	1,150,161
*	DoubleVerify Holdings, Inc.	43,738	579,966
*	Dropbox, Inc., Class A	60,938	1,739,780
*	DXC Technology Co.	53,632	832,369
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Dynatrace, Inc.	78,927	$3,707,201
*	E2open Parent Holdings, Inc.	94,249	185,671
*	Eastman Kodak Co.	16,868	106,100
*	eGain Corp.	5,400	27,756
*	Electro-Sensors, Inc.	1,026	4,340
*	Enphase Energy, Inc.	2,943	131,228
	Entegris, Inc.	12,112	958,301
*	EPAM Systems, Inc.	16,779	2,632,793
*	ePlus, Inc.	10,393	648,107
*	EverCommerce, Inc.	3,102	30,276
*	Evolv Technologies Holdings, Inc.	4,190	18,394
*	Expensify, Inc., Class A	3,177	9,404
*	Extreme Networks, Inc.	27,934	367,611
*	F5, Inc.	20,080	5,315,979
*	Fair Isaac Corp.	3,517	6,997,705
*	FARO Technologies, Inc.	8,676	255,161
*	Five9, Inc.	5,368	134,952
*	Flex Ltd.	72,882	2,502,768
*	FormFactor, Inc.	18,445	519,042
*	Fortinet, Inc.	90,979	9,439,981
*	Franklin Wireless Corp.	1,509	7,424
	Frequency Electronics, Inc.	619	11,513
*	Freshworks, Inc., Class A	51,499	760,640
*	Gartner, Inc.	15,549	6,547,373
	Gen Digital, Inc.	199,161	5,152,295
#*	Globant SA	19,547	2,298,141
*	GoDaddy, Inc., Class A	28,362	5,341,415
*	Grid Dynamics Holdings, Inc.	37,052	524,656
*	Guidewire Software, Inc.	16,161	3,309,288
	Hackett Group, Inc.	10,466	267,302
*	Harmonic, Inc.	37,729	338,806
	Hewlett Packard Enterprise Co.	247,770	4,018,829
	HP, Inc.	155,240	3,969,487
*	HubSpot, Inc.	4,646	2,841,029
*	Ichor Holdings Ltd.	8,681	171,710
*	Identiv, Inc.	2,402	7,975
#*	indie Semiconductor, Inc., Class A	72,735	144,743
*	Informatica, Inc., Class A	38,444	723,901
	Information Services Group, Inc.	10,339	40,115

27

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Inseego Corp.	2,698	$21,962
*	Insight Enterprises, Inc.	12,393	1,713,704
*	Intapp, Inc.	16,634	902,561
	Intel Corp.	291,460	5,858,346
*	Intellicheck, Inc.	3,718	9,890
#	InterDigital, Inc.	14,728	2,960,328
*	Interlink Electronics, Inc.	231	1,439
	International Business Machines Corp.	152,154	36,793,880
	Intuit, Inc.	27,257	17,102,950
*	Itron, Inc.	15,418	1,715,869
*	Jamf Holding Corp.	30,550	353,464
*	JFrog Ltd.	30,420	1,027,283
*	Key Tronic Corp.	5,838	14,361
*	Keysight Technologies, Inc.	18,937	2,753,440
*	Kimball Electronics, Inc.	1,207	17,308
	KLA Corp.	19,143	13,451,595
*	Klaviyo, Inc., Class A	16,138	491,241
	Kulicke & Soffa Industries, Inc.	19,480	627,840
*	KVH Industries, Inc.	1,119	5,718
*	Kyndryl Holdings, Inc.	55,335	1,793,961
	Lam Research Corp.	141,220	10,121,237
*	Lantronix, Inc.	3,255	6,933
*	Lattice Semiconductor Corp.	22,535	1,102,638
*	LGL Group, Inc.	400	2,740
#*	Life360, Inc.	13,895	596,096
*	LiveRamp Holdings, Inc.	36,863	964,336
*	Lumentum Holdings, Inc.	7,855	463,759
*	MACOM Technology Solutions Holdings, Inc.	7,805	809,769
*	Manhattan Associates, Inc.	11,871	2,105,797
	Marvell Technology, Inc.	92,196	5,381,481
*	MaxLinear, Inc.	24,201	241,768
*	Meridianlink, Inc.	17,764	300,389
	Methode Electronics, Inc.	16,000	100,320
	Microsoft Corp.	427,560	168,997,366
*	Mirion Technologies, Inc.	80,775	1,274,630
*	Mitek Systems, Inc.	19,733	163,389
	MKS Instruments, Inc.	12,033	843,995
*	MongoDB, Inc.	4,024	692,812
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Monolithic Power Systems, Inc.	5,010	$2,971,431
	Motorola Solutions, Inc.	18,324	8,069,706
*	N-able, Inc.	60,486	427,031
	Napco Security Technologies, Inc.	7,858	179,555
#*	nCino, Inc.	28,824	668,717
	NetApp, Inc.	46,046	4,132,629
*	NETGEAR, Inc.	11,673	281,553
*	NetScout Systems, Inc.	18,660	392,233
*	NetSol Technologies, Inc.	26,556	65,859
*	Nortech Systems, Inc.	126	1,113
*	Novanta, Inc.	9,669	1,149,257
*	Nutanix, Inc., Class A	65,376	4,491,331
	NVIDIA Corp.	3,324,898	362,147,890
*	Okta, Inc.	53,264	5,974,090
*	Olo, Inc., Class A	70,734	438,551
*	ON24, Inc.	32,970	154,300
*	One Stop Systems, Inc.	3,548	8,196
	OneSpan, Inc.	19,500	289,965
*	Onto Innovation, Inc.	3,608	440,068
*	Optical Cable Corp.	1,610	4,814
	Oracle Corp.	207,214	29,159,154
*	Ouster, Inc.	12,330	91,612
*	Palantir Technologies, Inc., Class A	104,386	12,363,478
*	Palo Alto Networks, Inc.	72,874	13,622,337
*	PAR Technology Corp.	12,391	723,634
	PC Connection, Inc.	13,067	810,677
*	PDF Solutions, Inc.	9,700	177,995
	Pegasystems, Inc.	22,023	2,027,878
*	Penguin Solutions, Inc.	24,297	414,750
*	Perfect Corp.	3,929	7,387
*	Photronics, Inc.	24,055	439,485
*	Plexus Corp.	7,348	899,616
	Power Integrations, Inc.	14,868	730,316
*	Powerfleet, Inc. NJ	40,837	205,818
*	Procore Technologies, Inc.	26,226	1,680,824
	Progress Software Corp.	22,730	1,362,891
*	PTC, Inc.	20,003	3,099,865
*	Pure Storage, Inc., Class A	52,181	2,366,930
*	Q2 Holdings, Inc.	13,211	1,046,972
	QUALCOMM, Inc.	193,091	28,666,290

28

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Qualys, Inc.	6,072	$763,311
*	Rambus, Inc.	28,529	1,391,930
	Red Violet, Inc.	1,433	55,973
*	Research Solutions, Inc.	1,852	5,074
*	Ribbon Communications, Inc.	11,503	36,925
	Richardson Electronics Ltd.	500	4,330
*	RingCentral, Inc., Class A	22,898	583,899
	Roper Technologies, Inc.	10,474	5,866,278
	Salesforce, Inc.	96,888	26,034,774
*	Samsara, Inc., Class A	19,671	780,152
	Sapiens International Corp. NV	19,558	535,694
*	ScanSource, Inc.	12,018	396,474
*	SEMrush Holdings, Inc., Class A	29,843	306,786
*	SentinelOne, Inc., Class A	6,700	123,950
*	ServiceNow, Inc.	12,307	11,753,308
*	Silicon Laboratories, Inc.	10,373	1,055,556
*	SiTime Corp.	5,972	877,048
	Skyworks Solutions, Inc.	26,331	1,692,557
#*	SolarEdge Technologies, Inc.	22,090	270,271
*	SoundThinking, Inc.	2,086	32,375
*	Sprinklr, Inc., Class A	33,445	257,192
*	SPS Commerce, Inc.	8,128	1,166,449
*	Synaptics, Inc.	14,903	829,501
*	Synchronoss Technologies, Inc.	12,000	126,000
#*	Synopsys, Inc.	12,955	5,946,475
	TD SYNNEX Corp.	31,223	3,459,508
	TE Connectivity PLC	28,590	4,185,004
*	Teledyne Technologies, Inc.	5,013	2,336,208
*	Telos Corp.	10,632	29,025
*	Teradata Corp.	27,074	582,091
	Teradyne, Inc.	47,370	3,515,328
#*	Terawulf, Inc.	171,377	476,428
*	TransAct Technologies, Inc.	300	1,044
*	Trimble, Inc.	65,300	4,057,742
*	Trio-Tech International	1,792	9,247
*	Twilio, Inc., Class A	55,937	5,409,667
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Tyler Technologies, Inc.	5,455	$2,963,702
*	UiPath, Inc., Class A	113,697	1,357,542
*	Ultra Clean Holdings, Inc.	11,669	218,269
*	Unisys Corp.	24,085	95,617
#*	Unity Software, Inc.	146,398	3,084,606
	Universal Display Corp.	13,224	1,661,331
*	Veeco Instruments, Inc.	3,623	67,750
*	Verint Systems, Inc.	25,544	450,596
*	VeriSign, Inc.	1,675	472,551
#*	Vertex, Inc., Class A	18,063	723,062
*	Viant Technology, Inc., Class A	1,806	25,844
*	Viasat, Inc.	5,260	48,760
*	Viavi Solutions, Inc.	39,618	419,158
*	Vishay Precision Group, Inc.	335	8,355
	Vontier Corp.	63,776	2,028,715
*	WidePoint Corp.	3,408	14,552
*	Workday, Inc., Class A	12,131	2,972,095
	Xerox Holdings Corp.	36,283	160,008
*	Xperi, Inc.	22,459	165,972
*	Yext, Inc.	35,168	239,142
*	Zebra Technologies Corp., Class A	16,125	4,036,410
*	Zeta Global Holdings Corp., Class A	32,133	419,657
*	Zoom Communications, Inc.	38,985	3,022,897
*	Zscaler, Inc.	6,047	1,367,650
TOTAL INFORMATION TECHNOLOGY			1,701,485,266
MATERIALS — (2.6%)
#	Albemarle Corp.	18,782	1,099,686
#	Amcor PLC	874,068	8,041,426
	American Vanguard Corp.	32,321	136,395
	AptarGroup, Inc.	25,933	3,888,653
	Ardagh Metal Packaging SA	14,145	52,478
	Ashland, Inc.	9,923	539,712
*	Aspen Aerogels, Inc.	24,830	134,082
*	ATI, Inc.	46,810	2,545,528
	Avery Dennison Corp.	36,285	6,208,726
	Avient Corp.	44,900	1,495,619
*	Axalta Coating Systems Ltd.	120,982	3,931,915
	Balchem Corp.	11,386	1,782,478

29

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ball Corp.	108,040	$5,611,598
*	Bioceres Crop Solutions Corp.	2,888	12,274
	Caledonia Mining Corp. PLC	1,217	16,028
	Carpenter Technology Corp.	17,405	3,404,592
	Celanese Corp.	22,389	996,534
*	Coeur Mining, Inc.	45,578	252,958
	Commercial Metals Co.	23,386	1,041,612
	Compass Minerals International, Inc.	12,065	162,154
	Corteva, Inc.	140,491	8,709,037
	Crown Holdings, Inc.	54,092	5,210,682
	DuPont de Nemours, Inc.	74,802	4,936,184
	Ecolab, Inc.	31,027	7,801,119
	Element Solutions, Inc.	146,782	2,995,821
*	Flexible Solutions International, Inc.	3,279	12,362
*	Flotek Industries, Inc.	2,421	16,850
	FMC Corp.	43,715	1,832,533
	Graphic Packaging Holding Co.	102,706	2,599,489
	Greif, Inc. (GEF US), Class A	13,296	697,774
	Greif, Inc. (GEF/B US), Class B	1,339	74,408
#	Hawkins, Inc.	11,697	1,424,461
	HB Fuller Co.	26,607	1,437,842
	Hecla Mining Co.	246,700	1,411,124
	Huntsman Corp.	71,859	956,443
*	Ingevity Corp.	8,256	272,283
	Innospec, Inc.	11,994	1,073,223
	International Flavors & Fragrances, Inc.	45,214	3,547,490
*	Intrepid Potash, Inc.	1,876	61,983
*	Ivanhoe Electric, Inc.	1,297	8,171
	Kaiser Aluminum Corp.	4,150	267,509
*	Knife River Corp.	14,137	1,320,113
	Koppers Holdings, Inc.	7,836	196,370
	Louisiana-Pacific Corp.	27,192	2,346,942
*	Magnera Corp.	9,300	136,431
	Materion Corp.	8,010	664,910
*	McEwen Mining, Inc.	1,454	11,341
	Minerals Technologies, Inc.	17,358	895,499
	Mosaic Co.	64,323	1,955,419
#*	MP Materials Corp.	38,889	951,225
		Shares	Value†
MATERIALS — (Continued)
	Myers Industries, Inc.	11,436	$120,078
	NewMarket Corp.	2,471	1,520,406
	Newmont Corp.	111,213	5,858,701
	Northern Technologies International Corp.	2,004	14,930
	Nucor Corp.	22,524	2,688,690
	Olympic Steel, Inc.	6,698	216,011
	Packaging Corp. of America	18,075	3,354,901
*	Perimeter Solutions, Inc.	19,808	200,655
	PPG Industries, Inc.	62,182	6,769,133
	Quaker Chemical Corp.	3,209	339,961
	Radius Recycling, Inc.	14,549	426,722
*	Ranpak Holdings Corp.	39,464	162,197
	Reliance, Inc.	31,395	9,048,981
††	Resolute Forest Products, Inc.	1,960	522
	Royal Gold, Inc.	33,152	6,057,202
	RPM International, Inc.	69,812	7,452,431
	Ryerson Holding Corp.	20,975	490,395
	Scotts Miracle-Gro Co.	20,077	1,011,479
	Sealed Air Corp.	63,593	1,752,623
	Sensient Technologies Corp.	13,086	1,229,430
	Sherwin-Williams Co.	63,108	22,272,075
	Silgan Holdings, Inc.	43,954	2,270,224
	Smurfit WestRock PLC	35,793	1,504,022
	Sonoco Products Co.	33,695	1,381,495
#	Southern Copper Corp.	6,209	555,830
	Steel Dynamics, Inc.	27,812	3,607,495
	Stepan Co.	10,334	522,487
	Sylvamo Corp.	14,418	859,601
	TriMas Corp.	29,612	712,169
	Vulcan Materials Co.	22,594	5,927,084
	Worthington Steel, Inc.	23,049	591,437
TOTAL MATERIALS			184,098,853
REAL ESTATE — (0.4%)
*	AMREP Corp.	308	6,945
*	Anywhere Real Estate, Inc.	29,618	102,478
*	CBRE Group, Inc., Class A	55,570	6,789,543
*	CoStar Group, Inc.	58,933	4,371,061

30

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Cushman & Wakefield PLC	93,135	$872,675
	eXp World Holdings, Inc.	14,656	134,249
*	Forestar Group, Inc.	10,714	206,352
*	FRP Holdings, Inc.	237	6,301
*	Howard Hughes Holdings, Inc.	12,620	839,609
*	Jones Lang LaSalle, Inc.	21,099	4,798,123
	Marcus & Millichap, Inc.	9,545	290,168
*	Maui Land & Pineapple Co., Inc.	7,404	114,984
*	Millrose Properties, Inc.	32,393	811,121
	Newmark Group, Inc., Class A	49,923	548,654
*	Rafael Holdings, Inc., Class B	781	1,234
*	RE/MAX Holdings, Inc., Class A	6,670	51,025
	RMR Group, Inc., Class A	4,376	64,240
*	Seaport Entertainment Group, Inc.	3,179	60,878
*	Star Holdings	1,403	9,456
*	Zillow Group, Inc. (Z US), Class C	70,680	4,758,884
*	Zillow Group, Inc. (ZG US), Class A	21,990	1,450,900
TOTAL REAL ESTATE			26,288,880
UTILITIES — (0.8%)
	American States Water Co.	16,212	1,314,955
	American Water Works Co., Inc.	39,837	5,856,437
	Artesian Resources Corp., Class A	381	13,533
	Atmos Energy Corp.	27,083	4,350,342
	Brookfield Renewable Corp.	64,121	1,824,884
	California Water Service Group	24,812	1,256,728
	Chesapeake Utilities Corp.	3,888	511,933
	Consolidated Edison, Inc.	53,991	6,087,485
	Consolidated Water Co. Ltd.	2,963	68,860
		Shares	Value†
UTILITIES — (Continued)
	Edison International	84,186	$4,504,793
	Essential Utilities, Inc.	46,702	1,920,853
	Eversource Energy	75,543	4,493,298
	Exelon Corp.	106,172	4,979,467
	Genie Energy Ltd., Class B	21,350	315,340
	Global Water Resources, Inc.	1,296	13,517
	MDU Resources Group, Inc.	24,022	411,737
	Middlesex Water Co.	7,528	475,167
*	Montauk Renewables, Inc.	5,801	12,182
	New Jersey Resources Corp.	62,660	3,066,581
	Northwest Natural Holding Co.	17,207	741,622
	ONE Gas, Inc.	18,334	1,439,402
	Ormat Technologies, Inc.	14,747	1,070,632
	Public Service Enterprise Group, Inc.	39,223	3,135,094
*	Pure Cycle Corp.	16,610	164,439
	RGC Resources, Inc.	517	10,842
	SJW Group	15,217	863,413
	Southwest Gas Holdings, Inc.	29,363	2,120,302
	Spire, Inc.	21,510	1,646,376
	UGI Corp.	91,076	2,986,382
	Unitil Corp.	4,502	264,087
	York Water Co.	1,961	69,027
TOTAL UTILITIES			55,989,710
TOTAL COMMON STOCKS Cost ($4,021,376,230)			7,030,153,104

TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	12,703,606	12,703,606
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	11,949,011	138,190,314
TOTAL INVESTMENTS — (100.0%)
(Cost $4,172,280,849)			$7,181,047,024

31

U.S. Sustainability Core 1 Portfolio
CONTINUED
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$674,443,775	—	—	$674,443,775
Consumer Discretionary	827,483,754	—	—	827,483,754
Consumer Staples	424,563,211	—	—	424,563,211
Energy	105,824,629	—	—	105,824,629
Financials	1,294,455,503	$5,514	—	1,294,461,017
Health Care	820,609,609	—	$166,299	820,775,908
Industrials	914,728,257	9,844	—	914,738,101
Information Technology	1,701,485,266	—	—	1,701,485,266
Materials	184,098,331	—	522	184,098,853
Real Estate	26,288,880	—	—	26,288,880
Utilities	55,989,710	—	—	55,989,710
Temporary Cash Investments	12,703,606	—	—	12,703,606
Securities Lending Collateral	—	138,190,314	—	138,190,314
Total Investments in Securities	$7,042,674,531	$138,205,672	$166,821˂˃	$7,181,047,024

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
32

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (4.6%)
*	Advantage Solutions, Inc.	44,707	$59,907
*	AMC Networks, Inc., Class A	10,306	65,958
*	Angi, Inc.	14,689	168,336
	ATN International, Inc.	4,582	81,056
*	Bandwidth, Inc., Class A	8,289	102,949
*	Boston Omaha Corp., Class A	8,898	138,186
*	Bumble, Inc., Class A	24,409	103,006
	Cable One, Inc.	1,504	401,974
*	Cars.com, Inc.	20,124	234,243
*	DHI Group, Inc.	11,057	15,590
*	EchoStar Corp., Class A	2,693	60,539
	Entravision Communications Corp., Class A	16,255	29,747
*	Eventbrite, Inc., Class A	5,338	11,317
*	EW Scripps Co., Class A	8,300	16,683
*	Frontier Communications Parent, Inc.	52,610	1,907,112
*	Gambling.com Group Ltd.	5,426	69,833
*	Gannett Co., Inc.	35,853	114,730
	Gray Media, Inc.	24,373	81,650
*	Integral Ad Science Holding Corp.	42,067	297,414
	Interpublic Group of Cos., Inc.	70,426	1,769,101
	John Wiley & Sons, Inc. (WLY US), Class A	9,401	410,260
*	Liberty Broadband Corp. (LBRDA US), Class A	4,030	358,871
*	Liberty Broadband Corp. (LBRDK US), Class C	24,656	2,228,656
*	Liberty Global Ltd. (LBTYA US), Class A	36,090	395,185
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Global Ltd. (LBTYK US), Class C	38,193	$433,109
*	Liberty Latin America Ltd. (LILA US), Class A	9,626	52,173
*	Liberty Latin America Ltd. (LILAK US), Class C	48,846	268,653
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	2,178	152,416
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	1,982	141,733
*	Madison Square Garden Entertainment Corp.	2,443	79,251
*	Magnite, Inc.	33,680	400,455
	Marcus Corp.	7,615	124,201
	National CineMedia, Inc.	14,611	83,721
	Nexstar Media Group, Inc.	9,244	1,383,457
*	Nextdoor Holdings, Inc.	13,367	19,649
*	Outbrain, Inc.	2,244	7,944
#	Paramount Global (PARA US), Class B	36,864	432,783
#	Paramount Global (PARAA US), Class A	4,246	96,214
*	PubMatic, Inc., Class A	11,087	108,320
*	Reservoir Media, Inc.	1,646	12,345
	Saga Communications, Inc., Class A	900	10,215
	Scholastic Corp.	9,082	163,748
	Shenandoah Telecommunications Co.	15,301	170,453
	Shutterstock, Inc.	4,436	70,799
	Sinclair, Inc.	976	14,054

33

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Sirius XM Holdings, Inc.	40,372	$864,768
*	Sphere Entertainment Co.	8,832	240,672
	Spok Holdings, Inc.	3,568	51,165
*	Sunrise Communications AG, ADR, Class A	10,528	567,670
*	TechTarget, Inc.	2,108	16,801
	TEGNA, Inc.	46,978	762,453
	Telephone & Data Systems, Inc.	28,105	1,053,656
*	Thryv Holdings, Inc.	2,527	34,620
*	TripAdvisor, Inc.	21,699	270,153
*	TrueCar, Inc.	11,290	16,822
*	U.S. Cellular Corp.	15,565	1,068,693
*	Vimeo, Inc.	47,066	237,213
*	Vivid Seats, Inc., Class A	12,185	34,240
*	WideOpenWest, Inc.	6,256	27,401
*	Yelp, Inc.	11,851	415,733
*	Ziff Davis, Inc.	12,459	367,914
*	ZoomInfo Technologies, Inc.	45,210	386,998
TOTAL COMMUNICATION SERVICES			19,764,968
CONSUMER DISCRETIONARY — (16.5%)
*	1-800-Flowers.com, Inc., Class A	12,741	70,458
*	1stdibs.com, Inc.	6,833	16,878
*	Abercrombie & Fitch Co., Class A	1,564	108,573
	Academy Sports & Outdoors, Inc.	21,145	796,744
*	Adient PLC	21,740	275,011
	ADT, Inc.	146,394	1,174,080
*	Adtalem Global Education, Inc.	15,236	1,618,063
	Advance Auto Parts, Inc.	12,026	393,491
	A-Mark Precious Metals, Inc.	6,700	163,212
*	American Axle & Manufacturing Holdings, Inc.	34,590	132,134
	American Eagle Outfitters, Inc.	51,762	545,054
*	American Public Education, Inc.	5,674	133,339
*	America's Car-Mart, Inc.	2,224	105,462
*	Aptiv PLC	40,634	2,318,576
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Aramark	34,616	$1,157,213
	Arko Corp.	24,049	96,797
*	Asbury Automotive Group, Inc.	5,412	1,180,574
	Autoliv, Inc.	7,799	727,101
*	AutoNation, Inc.	10,667	1,857,658
	Bassett Furniture Industries, Inc.	2,964	52,315
*	Beazer Homes USA, Inc.	9,699	189,712
*	Biglari Holdings, Inc. (BH US), Class B	673	156,748
*	Birkenstock Holding PLC	10,081	518,466
*	BJ's Restaurants, Inc.	7,274	242,151
*	Boot Barn Holdings, Inc.	917	95,680
	BorgWarner, Inc.	64,192	1,821,769
	Brunswick Corp.	14,455	665,653
*	Caesars Entertainment, Inc.	44,221	1,196,620
	Caleres, Inc.	9,310	141,884
*	Capri Holdings Ltd.	22,585	339,678
	Carriage Services, Inc.	3,320	132,667
	Carter's, Inc.	7,283	240,703
	Cato Corp., Class A	6,492	15,321
*	Cavco Industries, Inc.	162	80,004
	Century Communities, Inc.	9,462	516,057
*	Citi Trends, Inc.	2,972	66,365
	Columbia Sportswear Co.	10,353	643,646
*	ContextLogic, Inc., Class A	5,427	38,749
	Cracker Barrel Old Country Store, Inc.	3,671	156,752
	Cricut, Inc., Class A	5,847	29,118
*	Crocs, Inc.	516	49,753
*	Culp, Inc.	4,000	15,200
	Dana, Inc.	41,049	564,013
#	Designer Brands, Inc., Class A	14,068	39,250
*	Destination XL Group, Inc.	16,408	16,237
	Dillard's, Inc., Class A	1,317	456,551
*	Dorman Products, Inc.	6,099	691,017
*	Dream Finders Homes, Inc., Class A	5,191	117,628
*	El Pollo Loco Holdings, Inc.	10,787	100,858
	Escalade, Inc.	2,840	43,111

34

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ethan Allen Interiors, Inc.	8,291	$235,713
*	Figs, Inc., Class A	34,411	138,676
*	First Watch Restaurant Group, Inc.	16,339	288,547
*	Five Below, Inc.	2,164	164,226
	Flexsteel Industries, Inc.	1,294	43,207
*	Foot Locker, Inc.	26,731	327,989
*	Fox Factory Holding Corp.	563	11,435
*	Full House Resorts, Inc.	7,991	25,811
*	Funko, Inc., Class A	11,017	44,178
	Gap, Inc.	84,257	1,845,228
*	Genesco, Inc.	3,333	64,660
	Gentex Corp.	34,977	761,799
*	Gentherm, Inc.	7,165	186,362
*	G-III Apparel Group Ltd.	13,642	344,051
*	Global Business Travel Group I	4,134	27,739
	Golden Entertainment, Inc.	3,441	88,434
*	Goodyear Tire & Rubber Co.	75,715	823,779
	Graham Holdings Co., Class B	1,065	979,853
*	Green Brick Partners, Inc.	12,789	754,423
	Group 1 Automotive, Inc.	4,074	1,644,389
	Guess?, Inc.	14,234	160,133
	Hamilton Beach Brands Holding Co., Class A	3,030	59,994
	Harley-Davidson, Inc.	37,314	836,580
	Haverty Furniture Cos., Inc. (HVT US)	4,883	88,675
*	Helen of Troy Ltd.	2,971	82,772
*	Hilton Grand Vacations, Inc.	22,673	762,493
*	Holley, Inc.	25,043	53,842
	Hooker Furnishings Corp.	3,752	36,019
*	Hovnanian Enterprises, Inc., Class A	1,507	145,878
*	iRobot Corp.	4,421	10,831
	J Jill, Inc.	1,222	18,599
	JAKKS Pacific, Inc.	2,878	55,517
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Johnson Outdoors, Inc., Class A	2,153	$49,153
	KB Home	16,955	916,079
#	Kohl's Corp.	28,844	193,255
	Krispy Kreme, Inc.	39,814	163,237
	Lakeland Industries, Inc.	2,662	43,470
*	Lands' End, Inc.	8,069	71,653
*	Landsea Homes Corp.	8,705	53,101
*	Latham Group, Inc.	20,733	113,306
*	Laureate Education, Inc.	22,510	451,776
	La-Z-Boy, Inc.	12,947	511,407
	LCI Industries	6,246	481,442
	Lear Corp.	15,737	1,349,448
*	Legacy Housing Corp.	6,100	148,383
*	LGI Homes, Inc.	6,773	369,874
*	Life Time Group Holdings, Inc.	38,202	1,171,273
	Lifetime Brands, Inc.	6,271	22,826
*	Lincoln Educational Services Corp.	9,167	154,922
	Lithia Motors, Inc.	6,799	1,990,475
	LKQ Corp.	50,904	1,945,042
*	Lovesac Co.	4,311	83,849
	Macy's, Inc.	85,319	974,343
*	Malibu Boats, Inc., Class A	5,929	169,332
	Marine Products Corp.	4,814	40,438
*	MarineMax, Inc.	6,679	143,331
	Marriott Vacations Worldwide Corp.	10,340	566,735
*	MasterCraft Boat Holdings, Inc.	4,007	65,875
*	Mattel, Inc.	48,080	763,991
*	MGM Resorts International	4,892	153,902
*	Mister Car Wash, Inc.	35,540	243,804
#*	Mobileye Global, Inc., Class A	28,131	410,150
*	Mohawk Industries, Inc.	17,220	1,831,347
	Monarch Casino & Resort, Inc.	1,391	108,762
	Monro, Inc.	8,192	114,196
*	Motorcar Parts of America, Inc.	5,047	44,969
	Movado Group, Inc.	5,303	73,659
*	National Vision Holdings, Inc.	21,814	269,403
	Newell Brands, Inc.	117,233	560,374

35

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	ODP Corp.	8,840	$120,931
#	OneSpaWorld Holdings Ltd.	14,112	235,670
*	OneWater Marine, Inc., Class A	3,425	51,409
	Oxford Industries, Inc.	4,423	214,958
	Patrick Industries, Inc.	10,439	803,594
*	Penn Entertainment, Inc.	17,997	273,914
	Penske Automotive Group, Inc.	13,917	2,166,459
	Perdoceo Education Corp.	20,573	516,794
*	Petco Health & Wellness Co., Inc.	53,057	156,518
*	PetMed Express, Inc.	3,703	12,516
	Phinia, Inc.	12,294	493,604
*	Playa Hotels & Resorts NV	16,569	222,356
	Polaris, Inc.	7,733	262,613
#*	Portillo's, Inc., Class A	15,113	156,268
	PVH Corp.	15,733	1,085,262
	RCI Hospitality Holdings, Inc.	1,296	51,425
	Rocky Brands, Inc.	2,544	54,416
#*	Sally Beauty Holdings, Inc.	29,185	237,566
*	Savers Value Village, Inc.	2,231	21,395
	Shoe Carnival, Inc.	9,081	157,828
	Signet Jewelers Ltd.	11,767	697,783
*	Skechers USA, Inc., Class A	20,139	967,075
	Sonic Automotive, Inc., Class A	7,204	437,427
	Standard Motor Products, Inc.	6,061	164,253
	Steven Madden Ltd.	13,150	276,150
*	Stoneridge, Inc.	8,561	33,045
	Strategic Education, Inc.	7,143	582,726
*	Strattec Security Corp.	1,052	35,053
	Superior Group of Cos., Inc.	3,288	34,129
*	Target Hospitality Corp.	7,206	49,001
*	Taylor Morrison Home Corp.	29,782	1,707,998
#	Thor Industries, Inc.	14,697	1,064,357
*	Tile Shop Holdings, Inc.	11,776	66,770
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Tilly's, Inc., Class A	7,075	$10,825
	Toll Brothers, Inc.	28,980	2,923,213
*	Topgolf Callaway Brands Corp.	46,821	309,487
*	Tri Pointe Homes, Inc.	27,021	830,896
*	Under Armour, Inc. (UA US), Class C	56,566	307,719
*	Under Armour, Inc. (UAA US), Class A	51,824	296,433
*	Unifi, Inc.	6,055	30,820
*	Universal Electronics, Inc.	3,207	15,554
	Upbound Group, Inc.	12,419	247,138
*	Urban Outfitters, Inc.	25,412	1,341,245
*	Vera Bradley, Inc.	3,367	6,566
*	Victoria's Secret & Co.	1,202	22,598
*	Visteon Corp.	5,507	436,099
	Weyco Group, Inc.	3,084	92,212
#	Whirlpool Corp.	9,052	690,487
	Winnebago Industries, Inc.	8,471	269,547
*	Zumiez, Inc.	6,138	71,815
TOTAL CONSUMER DISCRETIONARY			71,548,425
CONSUMER STAPLES — (4.7%)
	Albertsons Cos., Inc., Class A	295	6,484
	Andersons, Inc.	10,801	407,306
	B&G Foods, Inc.	23,175	159,676
*	Boston Beer Co., Inc. , Class A	1,696	416,877
	Bunge Global SA	10,537	829,473
	Calavo Growers, Inc.	4,813	132,935
	Campbell's Co.	40,939	1,492,636
*	Central Garden & Pet Co. (CENT US)	3,200	107,392
*	Central Garden & Pet Co. (CENTA US), Class A	15,767	466,230
*	Coty, Inc., Class A	90,378	456,409
	Dole PLC	23,202	352,438
	Edgewell Personal Care Co.	14,529	443,861
	Flowers Foods, Inc.	26,999	474,913
*	Grocery Outlet Holding Corp.	26,318	441,879
*	Hain Celestial Group, Inc.	22,082	67,129
	Ingles Markets, Inc., Class A	4,152	256,137
	Ingredion, Inc.	16,011	2,126,581

36

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	J&J Snack Foods Corp.	2,404	$311,534
	J.M. Smucker Co.	27,536	3,201,611
	John B Sanfilippo & Son, Inc.	2,247	148,909
	Limoneira Co.	1,776	26,693
*	Mission Produce, Inc.	14,749	154,496
	Molson Coors Beverage Co., Class B	52,744	3,034,362
*	Nature's Sunshine Products, Inc.	5,004	61,649
	Nu Skin Enterprises, Inc., Class A	7,949	50,317
	Oil-Dri Corp. of America	4,158	175,010
#	PriceSmart, Inc.	8,259	838,206
*	Seneca Foods Corp. (SENEA US), Class A	1,485	133,190
*	Simply Good Foods Co.	22,629	817,133
	SpartanNash Co.	10,163	201,634
	Spectrum Brands Holdings, Inc.	8,084	510,100
	Tootsie Roll Industries, Inc.	6,546	209,472
*	TreeHouse Foods, Inc.	14,211	330,974
*	United Natural Foods, Inc.	17,075	456,073
*	USANA Health Sciences, Inc.	4,700	132,023
	Utz Brands, Inc.	7,011	93,176
	Village Super Market, Inc., Class A	3,681	135,645
	Walgreens Boots Alliance, Inc.	18,138	198,974
#	Weis Markets, Inc.	7,829	673,216
TOTAL CONSUMER STAPLES			20,532,753
ENERGY — (3.0%)
*	Antero Resources Corp.	59,944	2,087,849
	Archrock, Inc.	30,594	719,877
#	Atlas Energy Solutions, Inc.	20,781	281,167
*	Bristow Group, Inc.	8,628	250,557
	Cactus, Inc., Class A	1,749	66,357
	ChampionX Corp.	5,423	130,857
*	Clean Energy Fuels Corp.	64,734	93,864
		Shares	Value†
ENERGY — (Continued)
	Core Laboratories, Inc.	11,534	$131,142
	Delek U.S. Holdings, Inc.	7,682	100,020
*	DMC Global, Inc.	7,150	46,403
	Energy Services of America Corp.	3,774	32,268
*	Expro Group Holdings NV	33,282	275,242
*	Forum Energy Technologies, Inc.	3,806	55,758
*	Geospace Technologies Corp.	3,758	24,202
*	Gulf Island Fabrication, Inc.	6,400	45,760
*	Helix Energy Solutions Group, Inc.	47,280	287,935
	HF Sinclair Corp.	49,727	1,495,291
*	Innovex International, Inc.	8,321	125,647
	Kodiak Gas Services, Inc.	16,886	574,293
*	Kosmos Energy Ltd.	109,217	168,194
*	Mammoth Energy Services, Inc.	8,954	22,654
*	Nabors Industries Ltd.	2,005	53,814
*	National Energy Services Reunited Corp.	14,261	88,846
*	Natural Gas Services Group, Inc.	4,461	80,164
	Noble Corp. PLC	600	13,044
	NOV, Inc.	103,011	1,195,958
*	NPK International, Inc.	31,317	181,012
*	Oceaneering International, Inc.	18,252	323,973
*	Oil States International, Inc.	15,718	55,170
	Patterson-UTI Energy, Inc.	116,751	658,476
*	ProPetro Holding Corp.	32,120	159,958
	Range Resources Corp.	214	7,261
	Ranger Energy Services, Inc., Class A	6,338	70,288
*	REX American Resources Corp.	5,981	237,565
	RPC, Inc.	64,111	303,245
	Select Water Solutions, Inc.	32,037	272,955

37

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Sitio Royalties Corp., Class A	13,642	$231,368
	TechnipFMC PLC	30,441	857,523
*	TETRA Technologies, Inc.	19,800	56,430
#*	Transocean Ltd.	241,170	513,692
	Weatherford International PLC	1,704	70,546
	World Kinect Corp.	22,121	555,016
TOTAL ENERGY			13,001,641
FINANCIALS — (29.5%)
	1st Source Corp.	5,188	311,021
*	Acacia Research Corp.	17,209	53,176
	ACNB Corp.	2,280	95,555
	Affiliated Managers Group, Inc.	7,249	1,200,652
	Alerus Financial Corp.	4,356	86,597
	Ally Financial, Inc.	68,958	2,252,168
*	AlTi Global, Inc.	2,937	10,074
	Amalgamated Financial Corp.	7,220	203,315
*	Ambac Financial Group, Inc.	13,700	109,326
	Amerant Bancorp, Inc.	7,261	122,275
	American Coastal Insurance Corp.	3,609	41,251
	American Financial Group, Inc.	4,900	620,634
	Ameris Bancorp	15,570	912,402
	Ames National Corp.	2,367	41,091
	Arrow Financial Corp.	3,500	85,855
	Associated Banc-Corp.	36,898	813,970
	Associated Capital Group, Inc., Class A	306	11,053
	Assurant, Inc.	2,042	393,575
	Assured Guaranty Ltd.	13,489	1,183,390
	Atlantic Union Bankshares Corp.	32,124	889,835
*	Atlanticus Holdings Corp.	3,806	208,645
	Axis Capital Holdings Ltd.	20,660	1,989,971
*	Axos Financial, Inc.	14,261	905,288
	Bank First Corp.	1,396	152,415
	Bank of Hawaii Corp.	3,106	205,338
		Shares	Value†
FINANCIALS — (Continued)
	Bank of Marin Bancorp	3,417	$70,117
	Bank of NT Butterfield & Son Ltd.	7,131	286,524
	Bank OZK	25,115	1,069,899
	Bank7 Corp.	1,903	69,269
	BankFinancial Corp.	3,100	38,099
	BankUnited, Inc.	16,474	538,865
	Bankwell Financial Group, Inc.	1,826	61,920
	Banner Corp.	7,594	464,297
	Bar Harbor Bankshares	4,147	122,917
	BayCom Corp.	3,607	93,818
	BCB Bancorp, Inc.	4,329	35,584
	Berkshire Hills Bancorp, Inc.	10,733	266,500
*	Blue Foundry Bancorp	4,624	43,188
*	Blue Ridge Bankshares, Inc.	16,260	55,772
	BOK Financial Corp.	12,814	1,193,880
	Bread Financial Holdings, Inc.	10,820	513,409
*	Bridgewater Bancshares, Inc.	5,951	91,586
*	Brighthouse Financial, Inc.	14,152	823,929
	Brookline Bancorp, Inc.	19,919	207,954
	Burke & Herbert Financial Services Corp.	1,631	91,189
	Business First Bancshares, Inc.	6,189	142,656
	Byline Bancorp, Inc.	9,356	238,952
	C&F Financial Corp.	728	47,153
	Cadence Bank	41,688	1,219,791
*	California BanCorp	1,658	23,162
	Camden National Corp.	3,847	148,186
	Capital Bancorp, Inc.	2,331	73,636
	Capital City Bank Group, Inc.	5,210	190,373
	Capitol Federal Financial, Inc.	30,094	170,633
*	Carter Bankshares, Inc.	6,178	94,585
	Cass Information Systems, Inc.	2,575	104,906
	Cathay General Bancorp	17,782	741,332
	Central Pacific Financial Corp.	7,383	189,669

38

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Chemung Financial Corp.	1,081	$47,932
	ChoiceOne Financial Services, Inc.	937	26,639
	Citizens & Northern Corp.	3,770	72,573
	Citizens Financial Services, Inc.	296	16,111
	City Holding Co.	1,843	213,548
	Civista Bancshares, Inc.	3,868	87,069
	CNB Financial Corp.	4,521	99,236
	CNO Financial Group, Inc.	21,516	816,317
*	Coastal Financial Corp.	1,706	140,148
	Colony Bankcorp, Inc.	4,760	73,875
	Columbia Banking System, Inc.	34,865	781,673
*	Columbia Financial, Inc.	13,551	182,532
	Comerica, Inc.	29,493	1,585,249
	Commerce Bancshares, Inc.	12,091	734,407
	Community Financial System, Inc.	9,861	538,312
	Community Trust Bancorp, Inc.	5,338	261,348
	Community West Bancshares	3,839	67,183
	ConnectOne Bancorp, Inc.	10,514	236,880
*	Consumer Portfolio Services, Inc.	5,067	46,768
	Cullen/Frost Bankers, Inc.	8,865	1,032,507
*	Customers Bancorp, Inc.	6,870	343,500
	CVB Financial Corp.	33,015	612,098
	Diamond Hill Investment Group, Inc.	203	25,574
	DigitalBridge Group, Inc.	15,355	128,982
	Dime Community Bancshares, Inc.	10,819	277,940
	Donegal Group, Inc. (DGICA US), Class A	7,840	151,704
	Eagle Bancorp Montana, Inc.	1,400	24,360
	Eagle Bancorp, Inc.	6,488	116,460
		Shares	Value†
FINANCIALS — (Continued)
	East West Bancorp, Inc.	21,537	$1,842,490
	Eastern Bankshares, Inc.	41,855	624,477
*	eHealth, Inc.	4,688	26,065
	Employers Holdings, Inc.	7,389	359,032
	Enact Holdings, Inc.	14,464	517,667
*	Encore Capital Group, Inc.	5,833	200,655
*	Enova International, Inc.	9,073	832,811
*	Enstar Group Ltd.	1,017	340,095
	Enterprise Bancorp, Inc.	2,368	88,090
	Enterprise Financial Services Corp.	8,183	425,680
	Equity Bancshares, Inc., Class A	4,772	183,674
	Esquire Financial Holdings, Inc.	1,185	98,260
	Essent Group Ltd.	23,911	1,361,253
	Evans Bancorp, Inc.	1,450	55,753
#*	EZCORP, Inc., Class A	12,979	212,466
	F&G Annuities & Life, Inc.	3,457	120,338
	Farmers & Merchants Bancorp, Inc.	2,596	67,937
	Farmers National Banc Corp.	7,927	103,368
	FB Financial Corp.	9,850	419,216
	Federal Agricultural Mortgage Corp. (AGM US), Class C	2,063	361,706
	Fidelis Insurance Holdings Ltd.	1,467	23,985
*	Finance of America Cos., Inc., Class A	1,438	30,025
	Financial Institutions, Inc.	4,235	107,527
	First American Financial Corp.	22,790	1,385,860
	First BanCorp	40,277	791,040
	First Bancorp, Inc.	2,747	67,109
	First Bancorp/Southern Pines NC	9,111	368,631
	First Bank	5,876	84,497
	First Busey Corp.	21,238	441,538
	First Business Financial Services, Inc.	2,501	120,398

39

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Commonwealth Financial Corp.	21,455	$328,691
	First Community Bankshares, Inc.	4,987	187,910
	First Community Corp.	1,027	24,135
	First Financial Bancorp	25,997	601,831
	First Financial Corp.	3,398	167,861
	First Foundation, Inc.	18,604	93,392
	First Hawaiian, Inc.	28,186	644,332
	First Horizon Corp.	118,822	2,148,302
	First Internet Bancorp	2,330	49,536
	First Interstate BancSystem, Inc., Class A	23,116	605,524
	First Merchants Corp.	12,819	456,869
	First Mid Bancshares, Inc.	4,899	163,774
	First Northwest Bancorp	1,286	13,246
	First of Long Island Corp.	5,557	64,017
	First United Corp.	1,585	47,185
*	First Western Financial, Inc.	1,560	32,900
	FirstCash Holdings, Inc.	1,697	227,330
	Five Star Bancorp	2,572	71,193
	Flushing Financial Corp.	8,161	97,687
	FNB Corp.	80,047	1,047,815
#	Franklin Resources, Inc.	86,317	1,619,307
	FS Bancorp, Inc.	2,327	90,986
	Fulton Financial Corp.	39,963	666,583
*	FVCBankcorp, Inc.	731	8,348
*	Genworth Financial, Inc.	110,404	757,371
	German American Bancorp, Inc.	6,638	251,647
	Glacier Bancorp, Inc.	2,279	92,892
	Globe Life, Inc.	11,732	1,447,025
	Great Southern Bancorp, Inc.	3,335	183,425
*	Green Dot Corp., Class A	10,197	85,349
*	Greenlight Capital Re Ltd., Class A	8,700	114,101
	Guaranty Bancshares, Inc.	2,732	107,805
	Hancock Whitney Corp.	19,027	991,116
		Shares	Value†
FINANCIALS — (Continued)
	Hanmi Financial Corp.	8,841	$202,194
	HarborOne Bancorp, Inc.	9,845	111,445
	HBT Financial, Inc.	6,139	142,271
	Heritage Commerce Corp.	13,437	121,470
	Heritage Financial Corp.	7,764	177,174
*	Heritage Insurance Holdings, Inc.	874	16,519
#	Hingham Institution For Savings	293	73,121
*	Hippo Holdings, Inc.	4,803	111,045
	Home Bancorp, Inc.	2,324	116,990
	Home BancShares, Inc.	34,883	968,003
*	HomeStreet, Inc.	3,100	35,216
	HomeTrust Bancshares, Inc.	3,920	133,829
	Hope Bancorp, Inc.	26,605	265,252
	Horace Mann Educators Corp.	8,820	366,383
	Horizon Bancorp, Inc.	10,969	161,025
	Independent Bank Corp. (IBCP US)	6,289	191,563
	Independent Bank Corp. (INDB US)	9,344	552,137
	International Bancshares Corp.	14,332	874,825
	Invesco Ltd.	98,316	1,369,542
	Investar Holding Corp.	2,295	43,903
	Investors Title Co.	499	115,364
	Jackson Financial, Inc., Class A	18,669	1,454,502
	James River Group Holdings Ltd.	4,747	22,596
	Janus Henderson Group PLC	35,256	1,170,852
	Jefferies Financial Group, Inc.	16,803	785,204
	Kearny Financial Corp.	13,977	87,496
	Kemper Corp.	13,896	821,532
*	Kingstone Cos., Inc.	2,445	41,565
	Lakeland Financial Corp.	3,400	189,278
	LCNB Corp.	2,465	37,024
*	LendingClub Corp.	24,990	244,152
	Lincoln National Corp.	369	11,760
	Live Oak Bancshares, Inc.	7,833	204,755

40

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MainStreet Bancshares, Inc.	866	$16,558
	Mercantile Bank Corp.	4,671	197,630
	Merchants Bancorp	9,013	271,111
	Mercury General Corp.	12,207	676,512
	Meridian Corp.	1,862	25,137
	Metrocity Bankshares, Inc.	4,512	124,396
*	Metropolitan Bank Holding Corp.	2,679	165,910
	MGIC Investment Corp.	60,822	1,515,076
#	Mid Penn Bancorp, Inc.	3,685	107,049
	Midland States Bancorp, Inc.	5,990	97,517
	MidWestOne Financial Group, Inc.	4,260	118,172
*	Mr. Cooper Group, Inc.	10,331	1,229,492
	MVB Financial Corp.	2,600	44,356
	National Bank Holdings Corp., Class A	8,544	308,951
	National Bankshares, Inc.	833	21,466
	Navient Corp.	31,054	384,449
	NBT Bancorp, Inc.	10,398	440,251
	Nelnet, Inc., Class A	6,405	679,506
*	NerdWallet, Inc., Class A	7,900	70,784
	Nicolet Bankshares, Inc.	3,733	436,052
*	NMI Holdings, Inc.	22,575	816,538
	Northeast Bank	2,260	187,173
	Northeast Community Bancorp, Inc.	3,060	69,646
	Northfield Bancorp, Inc.	10,583	111,651
	Northrim BanCorp, Inc.	1,563	125,493
	Northwest Bancshares, Inc.	31,243	385,851
	Norwood Financial Corp.	406	10,154
	Oak Valley Bancorp	1,180	30,916
	OceanFirst Financial Corp.	16,078	266,252
	OFG Bancorp	12,504	492,032
	Old National Bancorp	75,769	1,560,084
	Old Republic International Corp.	55,350	2,081,160
		Shares	Value†
FINANCIALS — (Continued)
	Old Second Bancorp, Inc.	9,604	$151,647
	OneMain Holdings, Inc.	26,665	1,255,122
*	Onity Group, Inc.	2,286	85,748
	OP Bancorp	4,129	53,016
*	Oportun Financial Corp.	6,699	34,299
	Oppenheimer Holdings, Inc., Class A	2,246	132,536
	Orange County Bancorp, Inc.	1,392	33,032
	Origin Bancorp, Inc.	6,286	201,403
	Orrstown Financial Services, Inc.	5,375	161,089
	Pacific Premier Bancorp, Inc.	23,146	470,790
	Park National Corp.	3,707	556,421
	Parke Bancorp, Inc.	2,375	44,769
	Pathward Financial, Inc.	5,084	403,517
*	Paysafe Ltd.	13,319	202,848
	PCB Bancorp	3,867	75,832
	Peapack-Gladstone Financial Corp.	4,526	125,280
	Penns Woods Bancorp, Inc.	1,210	35,368
	PennyMac Financial Services, Inc.	12,220	1,190,717
	Peoples Bancorp of North Carolina, Inc.	700	19,334
	Peoples Bancorp, Inc.	8,185	237,447
	Peoples Financial Services Corp.	2,077	89,768
	Pinnacle Financial Partners, Inc.	14,884	1,491,972
*	Ponce Financial Group, Inc.	5,951	76,589
	Popular, Inc.	16,010	1,527,674
*	PRA Group, Inc.	8,814	161,296
	Preferred Bank	3,603	287,736
	Primis Financial Corp.	6,655	54,837
	Princeton Bancorp, Inc.	25	762
*	ProAssurance Corp.	11,478	266,404
	PROG Holdings, Inc.	231	6,089
	Prosperity Bancshares, Inc.	21,303	1,446,474
*	Provident Bancorp, Inc.	3,770	41,847
	Provident Financial Services, Inc.	29,907	489,578
	QCR Holdings, Inc.	4,338	281,753

41

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Radian Group, Inc.	31,438	$1,004,130
	RBB Bancorp	4,729	73,678
	Red River Bancshares, Inc.	1,569	82,686
	Regional Management Corp.	2,260	74,422
	Reinsurance Group of America, Inc.	5,541	1,037,885
	RenaissanceRe Holdings Ltd.	7,501	1,814,717
	Renasant Corp.	22,274	714,327
*	Repay Holdings Corp.	21,002	84,008
	Republic Bancorp, Inc., Class A	4,245	288,023
	Richmond Mutual BanCorp, Inc.	550	7,717
	Riverview Bancorp, Inc.	4,900	30,968
	S&T Bancorp, Inc.	9,881	360,064
	Safety Insurance Group, Inc.	3,227	246,866
	Seacoast Banking Corp. of Florida	18,358	435,268
*	Security National Financial Corp., Class A	2,842	29,102
*	Selectquote, Inc.	34,717	110,053
	Shore Bancshares, Inc.	7,289	100,807
	Sierra Bancorp	4,635	122,642
	Simmons First National Corp., Class A	27,763	518,058
*	SiriusPoint Ltd.	40,518	680,702
*	Skyward Specialty Insurance Group, Inc.	23	1,221
	SmartFinancial, Inc.	4,132	125,695
#*	SoFi Technologies, Inc.	91,974	1,150,595
	South Plains Financial, Inc.	3,123	105,276
*	Southern First Bancshares, Inc.	1,200	42,612
	Southern Missouri Bancorp, Inc.	2,534	133,415
	Southern States Bancshares, Inc.	1,582	52,855
	Southside Bancshares, Inc.	6,632	186,956
	SouthState Corp.	22,551	1,956,976
	Stellar Bancorp, Inc.	7,456	186,102
	Stewart Information Services Corp.	6,712	439,502
		Shares	Value†
FINANCIALS — (Continued)
	Stifel Financial Corp.	3,899	$334,105
	Stock Yards Bancorp, Inc.	3,787	275,656
*	StoneX Group, Inc.	10,606	939,320
	Synovus Financial Corp.	20,264	877,836
*	Texas Capital Bancshares, Inc.	12,830	874,365
	TFS Financial Corp.	24,338	315,420
*	Third Coast Bancshares, Inc.	1,729	51,524
	Timberland Bancorp, Inc.	2,200	67,628
	Tiptree, Inc.	10,446	233,050
	Tompkins Financial Corp.	2,820	168,072
	Towne Bank	16,686	549,804
	TriCo Bancshares	7,053	272,105
*	Triumph Financial, Inc.	3,826	204,385
	TrustCo Bank Corp.	5,545	168,845
	Trustmark Corp.	13,392	449,302
	UMB Financial Corp.	12,080	1,142,406
	United Bankshares, Inc.	31,583	1,082,981
	United Community Banks, Inc.	26,291	725,895
	United Fire Group, Inc.	5,293	146,457
	United Security Bancshares	1,700	15,130
	Unity Bancorp, Inc.	2,451	101,471
	Universal Insurance Holdings, Inc.	7,418	179,812
	Univest Financial Corp.	7,243	213,958
	Unum Group	22,654	1,759,310
	USCB Financial Holdings, Inc.	1,170	19,843
	Valley National Bancorp	121,658	1,046,259
*	Velocity Financial, Inc.	3,648	65,190
	Veritex Holdings, Inc.	11,619	270,490
	Virginia National Bankshares Corp.	813	29,902
	Virtus Investment Partners, Inc.	1,211	185,998
	Voya Financial, Inc.	9,287	549,790
	WaFd, Inc.	17,936	511,714
	Walker & Dunlop, Inc.	5,918	452,964
	Washington Trust Bancorp, Inc.	4,693	129,527

42

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Waterstone Financial, Inc.	3,929	$47,541
	Webster Financial Corp.	37,711	1,783,730
	WesBanco, Inc.	24,512	729,967
	West BanCorp, Inc.	4,789	92,931
	Westamerica BanCorp	3,878	187,812
	Western Alliance Bancorp	15,712	1,095,284
	Western New England Bancorp, Inc.	5,200	47,996
	Westwood Holdings Group, Inc.	546	9,118
	White Mountains Insurance Group Ltd.	584	1,032,191
	Wintrust Financial Corp.	15,229	1,693,008
*	World Acceptance Corp.	1,270	163,982
	WSFS Financial Corp.	14,092	726,443
	Zions Bancorp NA	33,088	1,487,967
TOTAL FINANCIALS			128,000,793
HEALTH CARE — (7.8%)
*	2seventy bio, Inc.	10,426	52,026
*	AC Immune SA	4,090	7,076
*	Acadia Healthcare Co., Inc.	9,818	229,741
*	AdaptHealth Corp.	25,496	216,971
*	Addus HomeCare Corp.	4,928	515,222
*	Adverum Biotechnologies, Inc.	2,863	9,333
*	Alector, Inc.	7,785	9,342
*	Align Technology, Inc.	500	86,650
*	Aligos Therapeutics, Inc.	960	5,357
*	Allogene Therapeutics, Inc.	34,225	57,498
*	Amedisys, Inc.	5,253	498,510
*	American Well Corp., Class A	1,391	10,196
*	AMN Healthcare Services, Inc.	4,966	101,455
*	Amphastar Pharmaceuticals, Inc.	7,017	171,285
		Shares	Value†
HEALTH CARE — (Continued)
*	Amylyx Pharmaceuticals, Inc.	338	$1,727
*	AngioDynamics, Inc.	10,541	97,926
*	Anika Therapeutics, Inc.	3,278	47,629
*	Annexon, Inc.	14,161	26,339
*	Astrana Health, Inc.	2,038	63,524
*	Atea Pharmaceuticals, Inc.	21,815	64,354
*	Aura Biosciences, Inc.	3,136	18,283
*	Avanos Medical, Inc.	12,901	161,908
*	Avidity Biosciences, Inc.	4,020	131,253
*	Azenta, Inc.	15,168	399,525
*	Bio-Rad Laboratories, Inc., Class A	5,112	1,247,737
*	Black Diamond Therapeutics, Inc.	8,396	14,273
*	Brookdale Senior Living, Inc.	27,069	177,573
*	Castle Biosciences, Inc.	7,878	157,954
*	Certara, Inc.	53,118	736,215
*	Charles River Laboratories International, Inc.	9,443	1,120,129
	Concentra Group Holdings Parent, Inc.	7,504	163,212
	CONMED Corp.	4,230	207,735
*	CRISPR Therapeutics AG	635	24,555
*	Cross Country Healthcare, Inc.	9,662	130,920
*	CryoPort, Inc.	9,739	54,344
*	Cullinan Therapeutics, Inc.	17,497	144,875
*	Cytek Biosciences, Inc.	21,190	78,615
*	Day One Biopharmaceuticals, Inc.	14,054	109,340
*	Definitive Healthcare Corp.	11,795	32,082
	Dentsply Sirona, Inc.	34,817	483,956
*	Design Therapeutics, Inc.	5,303	25,773
*	DocGo, Inc.	7,967	17,766
*	Dynavax Technologies Corp.	15,134	177,824

43

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Elanco Animal Health, Inc.	110,535	$1,047,872
*	Emergent BioSolutions, Inc.	12,877	68,763
*	Enanta Pharmaceuticals, Inc.	1,894	11,534
*	Enhabit, Inc.	14,914	119,163
*	Enovis Corp.	14,413	498,546
*	Entrada Therapeutics, Inc.	5,442	49,685
*	Envista Holdings Corp.	45,284	728,167
*	Erasca, Inc.	40,267	58,790
*	Evolent Health, Inc., Class A	16,409	161,793
*	Fate Therapeutics, Inc.	11,159	14,284
*	FONAR Corp.	1,044	13,102
*	Fulcrum Therapeutics, Inc.	9,621	37,041
*	Fulgent Genetics, Inc.	8,879	154,051
*	GoodRx Holdings, Inc., Class A	14,514	67,200
*	Harmony Biosciences Holdings, Inc.	760	22,397
*	Harvard Bioscience, Inc.	1,007	359
*	Health Catalyst, Inc.	14,727	58,172
	HealthStream, Inc.	8,084	271,865
*	Hologic, Inc.	4,147	241,355
*	ICON PLC	2,775	420,246
#*	ICU Medical, Inc.	3,032	414,141
*	InfuSystem Holdings, Inc.	3,612	17,049
*	Innoviva, Inc.	23,400	437,346
*	Inogen, Inc.	6,700	47,771
*	Instil Bio, Inc.	1,129	14,508
*	Integer Holdings Corp.	8,105	1,023,743
*	Integra LifeSciences Holdings Corp.	18,618	305,149
*	Intellia Therapeutics, Inc.	18,157	161,053
*	iTeos Therapeutics, Inc.	9,434	68,396
*	Jazz Pharmaceuticals PLC	11,155	1,304,689
*	Kewaunee Scientific Corp.	778	24,639
*	Kodiak Sciences, Inc.	8,592	37,461
*	Kura Oncology, Inc.	9,492	62,268
*	LENSAR, Inc.	858	12,055
		Shares	Value†
HEALTH CARE — (Continued)
*	LifeStance Health Group, Inc.	25,623	$168,343
*	Ligand Pharmaceuticals, Inc.	4,483	492,502
*	LivaNova PLC	2,631	97,347
*	MacroGenics, Inc.	1,996	3,463
*	MaxCyte, Inc.	22,438	63,724
*	Monte Rosa Therapeutics, Inc.	8,803	43,223
*	Myriad Genetics, Inc.	21,100	156,351
	National HealthCare Corp.	4,992	471,694
*	Neogen Corp.	53,861	271,998
*	NeoGenomics, Inc.	20,488	131,021
*	Neumora Therapeutics, Inc.	16,157	12,599
*	Nkarta, Inc.	16,547	35,080
*	Nuvation Bio, Inc.	54,541	122,717
*	Olema Pharmaceuticals, Inc.	11,243	58,014
*»	OmniAb, Inc. (2200963D US)	907	0
*»	OmniAb, Inc. (2200964D US)	907	0
*	OmniAb, Inc. (OABI UQ)	30,768	52,306
*	Omnicell, Inc.	9,867	308,442
*	OptimizeRx Corp.	4,689	42,764
*	OraSure Technologies, Inc.	20,002	59,806
*	Organogenesis Holdings, Inc.	30,657	150,526
*	ORIC Pharmaceuticals, Inc.	2,838	16,205
*	Orthofix Medical, Inc.	8,345	116,079
#*	OrthoPediatrics Corp.	5,557	115,697
*	Owens & Minor, Inc.	22,914	161,773
*	Pacira BioSciences, Inc.	13,991	376,358
#*††	PDL BioPharma, Inc.	11,311	5,882
*	Pediatrix Medical Group, Inc.	11,010	141,809
	Perrigo Co. PLC	35,763	919,824
	Phibro Animal Health Corp., Class A	5,400	100,494
#	Premier, Inc., Class A	28,241	574,704
*	Prestige Consumer Healthcare, Inc.	9,727	790,124
*	Protara Therapeutics, Inc.	2,995	10,483
*	Prothena Corp. PLC	10,821	99,553

44

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Puma Biotechnology, Inc.	10,275	$32,675
*	Quanterix Corp.	7,488	43,131
*	QuidelOrtho Corp.	13,673	379,973
*	REGENXBIO, Inc.	11,500	110,515
*	Relay Therapeutics, Inc.	26,222	87,319
*	Replimune Group, Inc.	8,149	79,697
	Revvity, Inc.	94	8,782
*	Sage Therapeutics, Inc.	7,424	54,121
*	Sagimet Biosciences, Inc., Class A	4,432	15,290
#*	Sana Biotechnology, Inc.	33,962	64,528
	Select Medical Holdings Corp.	27,043	493,264
*	Sensus Healthcare, Inc.	2,727	11,726
	SIGA Technologies, Inc.	13,013	71,832
*	Sight Sciences, Inc.	4,200	12,810
	Simulations Plus, Inc.	2,379	81,719
*	Solid Biosciences, Inc.	5,367	17,765
*	STAAR Surgical Co.	674	12,307
*	Supernus Pharmaceuticals, Inc.	15,452	501,881
*	Surgery Partners, Inc.	26,469	580,995
*	Sutro Biopharma, Inc.	11,860	12,453
*	Tactile Systems Technology, Inc.	5,669	80,046
*	Tango Therapeutics, Inc.	11,693	16,487
*	Teladoc Health, Inc.	43,170	310,392
	Teleflex, Inc.	1,449	198,585
*	Tenet Healthcare Corp.	17,276	2,469,604
*	Terns Pharmaceuticals, Inc.	22,833	75,349
*	Tourmaline Bio, Inc.	3,699	63,660
*	TruBridge, Inc.	4,455	115,964
	U.S. Physical Therapy, Inc.	1,361	96,781
	Universal Health Services, Inc., Class B	10,444	1,849,319
	Utah Medical Products, Inc.	718	37,156
		Shares	Value†
HEALTH CARE — (Continued)
*	Vanda Pharmaceuticals, Inc.	17,253	$77,811
*	Varex Imaging Corp.	11,638	96,828
*	Veracyte, Inc.	19,468	593,774
	Viatris, Inc.	275,678	2,321,209
*	Vir Biotechnology, Inc.	27,589	168,845
*	Voyager Therapeutics, Inc.	13,775	49,039
*	Xencor, Inc.	12,558	138,389
*	Zimvie, Inc.	7,431	67,325
*	Zymeworks, Inc.	10,493	136,514
TOTAL HEALTH CARE			33,869,426
INDUSTRIALS — (16.9%)
*	3D Systems Corp.	38,500	70,840
*	AAR Corp.	11,705	625,749
	ABM Industries, Inc.	17,763	865,769
	ACCO Brands Corp.	28,063	108,323
	Acme United Corp.	800	30,816
	Acuity, Inc.	4,107	1,000,506
*	AerSale Corp.	10,098	70,383
	AGCO Corp.	18,509	1,570,118
	Air Lease Corp.	37,705	1,763,086
	Alamo Group, Inc.	3,558	594,115
	Albany International Corp., Class A	5,059	332,680
	Alight, Inc., Class A	150,175	767,394
	Allient, Inc.	4,747	101,348
*	Alpha Pro Tech Ltd.	1,796	7,867
	Alta Equipment Group, Inc.	6,851	29,117
*	Ameresco, Inc., Class A	8,612	91,546
*	American Woodmark Corp.	4,573	269,807
*	API Group Corp.	651	24,627
	Apogee Enterprises, Inc.	6,087	241,471
	ArcBest Corp.	7,233	423,275
	Arcosa, Inc.	13,644	1,092,475
	Astec Industries, Inc.	6,597	239,009
*	Astronics Corp. (ATRO US)	8,264	187,510
*	Asure Software, Inc.	7,807	79,319
	Atkore, Inc.	1,500	95,805
	AZZ, Inc.	6,573	570,274
*	BGSF, Inc.	1,600	5,280
*	BlueLinx Holdings, Inc.	2,911	189,623
	Boise Cascade Co.	11,682	1,089,697
#*	Bowman Consulting Group Ltd.	3,915	86,600

45

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Brady Corp., Class A	9,439	$663,467
*	BrightView Holdings, Inc.	26,888	368,903
*	CACI International, Inc., Class A	2,646	1,211,524
*	Cadeler AS (CDLR US), ADR	1,975	41,218
*	Chart Industries, Inc.	4,360	588,513
	Civeo Corp.	3,828	72,694
*	Clarivate PLC	177,030	762,999
	Columbus McKinnon Corp.	9,205	136,694
	Concentrix Corp.	7,514	383,665
	Concrete Pumping Holdings, Inc.	13,849	83,094
*	Conduent, Inc.	55,327	116,740
	Covenant Logistics Group, Inc.	6,408	127,519
*	Custom Truck One Source, Inc.	40,371	162,695
	Deluxe Corp.	12,913	188,530
*	Distribution Solutions Group, Inc.	3,023	78,719
*	DLH Holdings Corp.	2,945	11,603
*	DNOW, Inc.	35,551	564,194
	Douglas Dynamics, Inc.	4,083	97,910
*	Driven Brands Holdings, Inc.	2,225	36,757
*	Ducommun, Inc.	5,134	294,281
	Dun & Bradstreet Holdings, Inc.	123,902	1,111,401
*	DXP Enterprises, Inc.	5,281	467,157
	Eastern Co.	1,614	33,878
	EnerSys	7,634	661,104
	Ennis, Inc.	8,289	148,788
	Enpro, Inc.	5,292	790,625
*	Enviri Corp.	24,248	166,584
	ESCO Technologies, Inc.	3,302	516,598
	Espey Mfg. & Electronics Corp.	439	13,504
	EVI Industries, Inc.	201	3,242
#*	First Advantage Corp.	26,820	378,162
	Flowserve Corp.	4,745	214,616
*	Fluor Corp.	3,110	108,508
#*	Forrester Research, Inc.	4,277	39,990
	Fortune Brands Innovations, Inc.	900	48,438
	FTAI Infrastructure, Inc.	19,615	84,737
*	FTI Consulting, Inc.	1,985	330,066
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gates Industrial Corp. PLC	42,206	$798,538
	GATX Corp.	7,870	1,148,705
*	Gencor Industries, Inc.	3,292	41,776
*	Generac Holdings, Inc.	676	77,321
	Genpact Ltd.	1,693	85,090
*	Gibraltar Industries, Inc.	8,491	449,598
	Global Industrial Co.	4,382	112,530
*	GMS, Inc.	10,857	795,384
	Gorman-Rupp Co.	7,266	260,559
*	Graham Corp.	3,300	100,584
	Granite Construction, Inc.	6,736	547,569
*	Great Lakes Dredge & Dock Corp.	21,061	191,445
	Greenbrier Cos., Inc.	9,305	394,718
*	GXO Logistics, Inc.	5,349	193,848
	H&E Equipment Services, Inc.	4,420	396,960
*	Hayward Holdings, Inc.	35,443	472,455
*	Healthcare Services Group, Inc.	17,632	250,551
	Heartland Express, Inc.	23,523	178,775
	Heidrick & Struggles International, Inc.	7,441	290,348
	Helios Technologies, Inc.	9,131	248,911
	Herc Holdings, Inc.	2,403	262,984
	Hexcel Corp.	4,602	223,059
	Hillenbrand, Inc.	17,850	361,106
*	Hillman Solutions Corp.	48,901	341,818
	HNI Corp.	9,979	422,112
	Hub Group, Inc., Class A	17,199	543,316
*	Hudson Global, Inc.	783	7,885
*	Hudson Technologies, Inc.	13,777	92,168
	Huntington Ingalls Industries, Inc.	6,454	1,486,614
	Hurco Cos., Inc.	1,672	27,889
	Hyster-Yale, Inc.	2,887	110,947
*	IBEX Holdings Ltd.	3,896	97,556
	ICF International, Inc.	4,351	369,661
	Insteel Industries, Inc.	6,591	223,501
	Interface, Inc.	18,398	345,882
*	Janus International Group, Inc.	26,034	179,114
	JBT Marel Corp.	1,949	205,152

46

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	JELD-WEN Holding, Inc.	22,738	$125,514
	Kelly Services, Inc., Class A	9,787	113,040
	Kennametal, Inc.	25,752	501,649
	Knight-Swift Transportation Holdings, Inc.	108	4,230
	Korn Ferry	15,978	985,843
*	L.B. Foster Co., Class A	3,570	71,293
	Lindsay Corp.	873	112,669
	LSI Industries, Inc.	8,254	124,553
	Luxfer Holdings PLC	7,317	78,731
*	Manitowoc Co., Inc.	10,482	82,598
	ManpowerGroup, Inc.	13,187	567,964
	Marten Transport Ltd.	23,976	307,852
*	Mastech Digital, Inc.	560	4,122
*	Masterbrand, Inc.	35,086	426,295
*	Matrix Service Co.	4,679	54,276
	Matson, Inc.	8,211	895,738
	Matthews International Corp., Class A	8,137	166,402
	Maximus, Inc.	8,676	580,945
*	Mayville Engineering Co., Inc.	6,491	82,955
	McGrath RentCorp	4,939	526,843
*	Mercury Systems, Inc.	14,439	721,950
*	Middleby Corp.	8,362	1,115,073
	Miller Industries, Inc.	3,650	148,957
	MillerKnoll, Inc.	19,276	316,126
*	Mistras Group, Inc.	9,639	87,908
*	Montrose Environmental Group, Inc.	4,218	61,709
	Moog, Inc., Class A	3,268	546,573
*	MRC Global, Inc.	19,737	229,936
	MSC Industrial Direct Co., Inc., Class A	3,155	241,294
	Mueller Industries, Inc.	15,511	1,140,989
*	MYR Group, Inc.	2,928	358,153
*	Net Power, Inc.	12,372	21,032
	NL Industries, Inc.	5,312	45,577
*	NN, Inc.	10,605	21,316
*	Northwest Pipe Co.	3,517	148,980
*	NV5 Global, Inc.	13,957	258,902
	nVent Electric PLC	355	19,493
*	OPENLANE, Inc.	33,467	619,474
*	Orion Group Holdings, Inc.	9,300	59,427
	Oshkosh Corp.	16,062	1,345,353
	Owens Corning	4,633	673,685
*	PAMT Corp.	4,920	68,732
		Shares	Value†
INDUSTRIALS — (Continued)
	Park Aerospace Corp.	5,583	$72,970
	Park-Ohio Holdings Corp.	3,791	75,479
*	Planet Labs PBC	37,443	123,187
	Preformed Line Products Co.	1,615	221,853
	Primoris Services Corp.	16,553	992,683
*	Proto Labs, Inc.	7,511	264,087
	Quanex Building Products Corp.	10,484	172,357
*	Radiant Logistics, Inc.	14,977	87,615
	Regal Rexnord Corp.	14,395	1,523,567
*	Resideo Technologies, Inc.	45,349	760,956
	Resources Connection, Inc.	9,959	57,115
	REV Group, Inc.	1,893	61,901
	Rush Enterprises, Inc. (RUSHA US), Class A	18,587	947,751
	Rush Enterprises, Inc. (RUSHB US), Class B	4,081	236,045
	Ryder System, Inc.	10,944	1,506,661
	Schneider National, Inc., Class B	29,545	634,922
	Science Applications International Corp.	1,155	139,790
	Sensata Technologies Holding PLC	37,501	802,521
	Shyft Group, Inc.	9,515	80,497
*	Skillsoft Corp.	1,357	25,959
	Standex International Corp.	560	79,195
	Stanley Black & Decker, Inc.	25,691	1,541,974
	Steelcase, Inc., Class A	27,585	273,643
*	Stratasys Ltd.	2,251	21,249
*	Sunrun, Inc.	63,810	439,651
*	TaskUS, Inc., Class A	4,974	69,437
*	Taylor Devices, Inc.	698	22,266
	Tennant Co.	2,596	187,327
	Terex Corp.	19,285	678,832
	Textron, Inc.	2,039	143,484
*	Thermon Group Holdings, Inc.	10,515	275,808
	Timken Co.	13,601	873,864
*	Titan International, Inc.	18,619	136,850
*	Titan Machinery, Inc.	6,985	115,881
*	Transcat, Inc.	302	23,958
	Trinity Industries, Inc.	22,199	557,195

47

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	TrueBlue, Inc.	9,044	$39,251
	TTEC Holdings, Inc.	7,241	28,964
*	Tutor Perini Corp.	14,838	318,424
	Twin Disc, Inc.	4,046	29,698
	UFP Industries, Inc.	12,828	1,268,048
#*	U-Haul Holding Co. (UHAL US)	4,292	263,486
	U-Haul Holding Co. (UHAL/B US)	30,589	1,676,277
*	Ultralife Corp.	4,895	21,930
	UniFirst Corp.	3,941	703,350
	Universal Logistics Holdings, Inc.	7,152	155,485
*	V2X, Inc.	6,306	313,787
	Vestis Corp.	29,942	262,292
	Virco Mfg. Corp.	2,762	25,383
*	VirTra, Inc.	1,814	8,490
#	VSE Corp.	4,221	483,389
	Wabash National Corp.	7,723	53,366
	WESCO International, Inc.	13,716	2,235,159
*	Willdan Group, Inc.	4,391	172,127
	Willis Lease Finance Corp.	977	151,161
	Worthington Enterprises, Inc.	12,627	639,305
TOTAL INDUSTRIALS			73,212,028
INFORMATION TECHNOLOGY — (8.7%)
*	8x8, Inc.	28,880	51,118
*	908 Devices, Inc.	8,901	48,332
	Advanced Energy Industries, Inc.	1,187	115,626
#*	Akamai Technologies, Inc.	24,306	1,958,578
*	Alpha & Omega Semiconductor Ltd.	8,300	156,289
	Amdocs Ltd.	18,656	1,652,548
	Amkor Technology, Inc.	67,342	1,175,118
*	Amtech Systems, Inc.	200	690
*	Arrow Electronics, Inc.	18,273	2,034,881
*	ASGN, Inc.	9,795	493,472
*	AstroNova, Inc.	670	5,568
*	Aviat Networks, Inc.	2,896	50,854
	Avnet, Inc.	33,784	1,587,510
*	Axcelis Technologies, Inc.	2,974	145,667
	Bel Fuse, Inc. (BELFB US), Class B	3,300	217,041
	Belden, Inc.	3,696	381,095
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Benchmark Electronics, Inc.	12,099	$393,580
*	Bill Holdings, Inc.	9,141	416,555
*	Calix, Inc.	323	13,214
*	Cerence, Inc.	5,447	49,350
*	CEVA, Inc.	5,343	140,040
*	Cipher Mining, Inc.	8,607	24,530
*	Cirrus Logic, Inc.	6,696	643,084
*	Clearfield, Inc.	2,357	67,575
*	Coherent Corp.	22,014	1,415,940
*	Cohu, Inc.	13,254	212,064
*	CoreCard Corp.	532	10,331
*	Corsair Gaming, Inc.	16,152	114,356
	Crane NXT Co.	5,749	269,743
*	Crexendo, Inc.	4,183	20,622
	CTS Corp.	7,488	285,143
*	Daily Journal Corp.	335	126,958
*	Daktronics, Inc.	13,790	174,995
*	Diebold Nixdorf, Inc.	4,753	210,701
#*	Digi International, Inc.	10,179	276,869
*	Diodes, Inc.	12,096	464,486
*	DoubleVerify Holdings, Inc.	23,135	306,770
*	DXC Technology Co.	53,114	824,329
*	E2open Parent Holdings, Inc.	59,163	116,551
*	Eastman Kodak Co.	16,440	103,408
*	eGain Corp.	5,430	27,910
*	ePlus, Inc.	6,880	429,037
*	EverCommerce, Inc.	353	3,445
*	Everspin Technologies, Inc.	6,741	35,727
*	Expensify, Inc., Class A	7,334	21,709
*	FARO Technologies, Inc.	5,505	161,902
#*	Fastly, Inc., Class A	34,331	197,403
*	Flex Ltd.	51,736	1,776,614
*	FormFactor, Inc.	8,629	242,820
	Frequency Electronics, Inc.	756	14,062
*	Grid Dynamics Holdings, Inc.	2,700	38,232
*	Harmonic, Inc.	3,047	27,362
*	Ichor Holdings Ltd.	10,822	214,059
*	Identiv, Inc.	2,730	9,064
	Information Services Group, Inc.	17,853	69,270
*	Insight Enterprises, Inc.	3,196	441,943
*	inTEST Corp.	3,000	18,600
*	IPG Photonics Corp.	8,517	510,083
	Juniper Networks, Inc.	11,572	420,295

48

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Kimball Electronics, Inc.	7,123	$102,144
*	Knowles Corp.	31,372	493,795
	Kulicke & Soffa Industries, Inc.	8,706	280,594
*	KVH Industries, Inc.	4,701	24,022
*	Lantronix, Inc.	9,117	19,419
	Littelfuse, Inc.	2,170	395,613
*	LiveRamp Holdings, Inc.	16,901	442,130
	Methode Electronics, Inc.	8,001	50,166
*	Mirion Technologies, Inc.	32,125	506,933
*	Mitek Systems, Inc.	10,716	88,728
	MKS Instruments, Inc.	1,175	82,415
*	N-able, Inc.	13,814	97,527
*	nCino, Inc.	4,858	112,706
*	NCR Voyix Corp.	24,266	207,960
*	NETGEAR, Inc.	8,022	193,491
*	NetScout Systems, Inc.	19,824	416,700
*	nLight, Inc.	6,600	50,886
*	Olo, Inc., Class A	17,012	105,474
*	ON24, Inc.	12,540	58,687
	OneSpan, Inc.	3,489	51,881
	PC Connection, Inc.	8,964	556,127
*	Penguin Solutions, Inc.	7,837	133,778
*	Photronics, Inc.	19,774	361,271
*	Plexus Corp.	7,987	977,848
*	Powerfleet, Inc. NJ	15,020	75,701
*	Ribbon Communications, Inc.	34,016	109,191
	Richardson Electronics Ltd.	4,279	37,056
#*	Riot Platforms, Inc.	15,423	111,663
*	Rogers Corp.	5,286	326,728
*	Sanmina Corp.	17,147	1,316,718
*	ScanSource, Inc.	9,180	302,848
	Skyworks Solutions, Inc.	5,060	325,257
*	SoundThinking, Inc.	2,566	39,824
*	Synaptics, Inc.	7,524	418,786
	TD SYNNEX Corp.	22,872	2,534,218
*	Telos Corp.	13,383	36,536
*	TTM Technologies, Inc.	36,410	728,928
*	Twilio, Inc., Class A	23,683	2,290,383
*	Ultra Clean Holdings, Inc.	16,595	310,409
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Veeco Instruments, Inc.	13,048	$243,998
*	Verint Systems, Inc.	13,851	244,332
*	Viasat, Inc.	15,455	143,268
*	Viavi Solutions, Inc.	30,943	327,377
	Vishay Intertechnology, Inc.	33,564	435,996
*	Vishay Precision Group, Inc.	4,379	109,212
	Xerox Holdings Corp.	35,050	154,571
*	Xperi, Inc.	12,774	94,400
TOTAL INFORMATION TECHNOLOGY			37,942,813
MATERIALS — (3.6%)
	American Vanguard Corp.	7,188	30,333
*	Arq, Inc.	4,841	18,347
	Ashland, Inc.	13,057	710,170
*	Aspen Aerogels, Inc.	14,420	77,868
	Avient Corp.	25,575	851,903
*	Bioceres Crop Solutions Corp.	2,405	10,221
	Caledonia Mining Corp. PLC	3,217	42,368
*	Coeur Mining, Inc.	52,923	293,723
	Commercial Metals Co.	32,834	1,462,426
*	Flotek Industries, Inc.	6,313	43,939
	Graphic Packaging Holding Co.	48,788	1,234,824
	Greif, Inc. (GEF US), Class A	7,728	405,566
	Greif, Inc. (GEF/B US), Class B	3,492	194,050
	HB Fuller Co.	10,154	548,722
	Hecla Mining Co.	170,422	974,814
	Huntsman Corp.	48,081	639,958
	Innospec, Inc.	6,895	616,965
*	Intrepid Potash, Inc.	542	17,908
	Kaiser Aluminum Corp.	3,442	221,871
*	Knife River Corp.	1,050	98,049
	Koppers Holdings, Inc.	5,412	135,625
*	Magnera Corp.	4,791	70,284
	Materion Corp.	5,724	475,149
#*	McEwen Mining, Inc.	12,448	97,094
	Minerals Technologies, Inc.	9,081	468,489
	Mosaic Co.	15,057	457,733
	Myers Industries, Inc.	7,247	76,094

49

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Northern Technologies International Corp.	2,067	$15,399
	Olympic Steel, Inc.	3,097	99,878
*	Perimeter Solutions, Inc.	30,555	309,522
	Quaker Chemical Corp.	3,452	365,705
	Radius Recycling, Inc.	9,021	264,586
*	Ranpak Holdings Corp.	21,511	88,410
	Ryerson Holding Corp.	9,825	229,709
	Sensient Technologies Corp.	8,113	762,216
	Silgan Holdings, Inc.	22,745	1,174,779
	Sonoco Products Co.	18,530	759,730
	Stepan Co.	6,391	323,129
	Sylvamo Corp.	5,954	354,978
	TriMas Corp.	12,503	300,697
	Worthington Steel, Inc.	12,116	310,897
TOTAL MATERIALS			15,634,128
REAL ESTATE — (1.1%)
*	AMREP Corp.	1,060	23,903
*	Anywhere Real Estate, Inc.	33,226	114,962
*	Cushman & Wakefield PLC	64,801	607,185
*	Douglas Elliman, Inc.	18,914	31,397
*	Five Point Holdings LLC, Class A	11,599	61,011
*	Forestar Group, Inc.	14,830	285,626
*	FRP Holdings, Inc.	5,276	140,262
*	Howard Hughes Holdings, Inc.	13,550	901,482
*	Jones Lang LaSalle, Inc.	6,457	1,468,386
	Kennedy-Wilson Holdings, Inc.	40,399	258,554
	Marcus & Millichap, Inc.	9,068	275,667
	Newmark Group, Inc., Class A	37,900	416,521
		Shares	Value†
REAL ESTATE — (Continued)
*	RE/MAX Holdings, Inc., Class A	4,179	$31,969
	RMR Group, Inc., Class A	4,411	64,753
*	Seaport Entertainment Group, Inc.	3,412	65,340
*	Star Holdings	1,928	12,995
*	Stratus Properties, Inc.	1,919	30,455
*	Tejon Ranch Co.	9,668	163,679
TOTAL REAL ESTATE			4,954,147
UTILITIES — (0.5%)
	Brookfield Renewable Corp.	4,692	133,534
	Genie Energy Ltd., Class B	4,514	66,672
	MDU Resources Group, Inc.	15,579	267,024
	New Jersey Resources Corp.	19,776	967,837
	Ormat Technologies, Inc.	10,343	750,902
TOTAL UTILITIES			2,185,969
TOTAL COMMON STOCKS Cost ($396,923,782)			420,647,091

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	1,160,001	1,160,001
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	1,045,944	12,096,337
TOTAL INVESTMENTS — (100.0%)
(Cost $410,180,847)			$433,903,429

50

U.S. Sustainability Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$19,764,968	—	—	$19,764,968
Consumer Discretionary	71,548,425	—	—	71,548,425
Consumer Staples	20,532,753	—	—	20,532,753
Energy	13,001,641	—	—	13,001,641
Financials	128,000,793	—	—	128,000,793
Health Care	33,863,544	—	$5,882	33,869,426
Industrials	73,212,028	—	—	73,212,028
Information Technology	37,942,813	—	—	37,942,813
Materials	15,634,128	—	—	15,634,128
Real Estate	4,954,147	—	—	4,954,147
Utilities	2,185,969	—	—	2,185,969
Temporary Cash Investments	1,160,001	—	—	1,160,001
Securities Lending Collateral	—	$12,096,337	—	12,096,337
Total Investments in Securities	$421,801,210	$12,096,337	$5,882˂˃	$433,903,429

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

51

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.9%)
AUSTRALIA — (4.8%)
	Accent Group Ltd.	218,106	$258,852
	Acrow Ltd.	99,753	66,417
#	Adairs Ltd.	89,569	135,457
*	Ainsworth Game Technology Ltd.	22,621	13,876
*	Alkane Resources Ltd.	63,205	32,523
	ALS Ltd.	115,890	1,271,599
	Amotiv Ltd.	61,164	303,290
	AMP Ltd.	1,218,515	1,006,440
	Ampol Ltd.	168,575	2,559,678
	ANZ Group Holdings Ltd.	293,814	5,618,387
#*	Appen Ltd.	95,865	49,203
#*	Arafura Rare Earths Ltd. (ARU AU)	218,267	28,571
#	ARB Corp. Ltd.	19,706	397,116
	Aristocrat Leisure Ltd.	153,519	6,556,650
#	ARN Media Ltd.	113,080	40,508
*	Articore Group Ltd.	58,802	5,796
	Atlas Arteria Ltd.	234,015	775,141
#*	Audinate Group Ltd.	6,858	26,922
*	Aurelia Metals Ltd.	203,048	38,221
	Aussie Broadband Ltd.	70,152	184,297
*	Austal Ltd.	168,865	572,120
#	Austin Engineering Ltd.	59,853	16,714
	Australian Clinical Labs Ltd.	99,927	199,508
#	Australian Ethical Investment Ltd.	60,020	199,146
#	Australian Finance Group Ltd.	149,104	173,768
#	Autosports Group Ltd.	7,525	9,292
#††	AVZ Minerals Ltd.	69,347	7,271
#	Baby Bunting Group Ltd.	51,599	51,727
	Bank of Queensland Ltd.	251,901	1,203,297
	Bapcor Ltd.	41,755	135,667
#	Beacon Lighting Group Ltd.	40,361	85,463
	Bega Cheese Ltd.	78,096	282,503
*	Bellevue Gold Ltd.	227,047	132,180
	Brambles Ltd.	414,055	5,441,369
	Bravura Solutions Ltd.	146,038	205,323
#	Breville Group Ltd.	59,733	1,095,224
		Shares	Value»
AUSTRALIA — (Continued)
*	Capricorn Metals Ltd.	111,750	$661,165
	CAR Group Ltd.	49,768	1,062,263
#*	Carnarvon Energy Ltd.	83,876	5,916
#*	Catapult Group International Ltd.	40,885	107,071
	Cedar Woods Properties Ltd.	38,041	136,411
#*	Cettire Ltd.	116,586	33,522
	Challenger Ltd.	288,452	1,307,023
	Champion Iron Ltd.	209,667	612,913
*	Chrysos Corp. Ltd.	4,376	10,773
	Civmec Australia Ltd.	50,600	28,498
	Clover Corp. Ltd.	30,399	8,576
#*	Coast Entertainment Holdings Ltd.	69,563	18,036
	Cochlear Ltd.	17,567	3,076,519
	Codan Ltd.	45,688	460,185
#*	Cogstate Ltd.	11,856	10,122
	Coles Group Ltd.	168,615	2,289,759
	Collins Foods Ltd.	35,174	185,177
	Commonwealth Bank of Australia	96,001	10,232,659
	Computershare Ltd.	176,357	4,608,456
	Credit Corp. Group Ltd.	10,829	93,703
	CSL Ltd.	27,712	4,448,134
	Dalrymple Bay Infrastructure Ltd.	110,805	292,165
	Data#3 Ltd.	90,027	419,265
	Deterra Royalties Ltd.	135,878	316,805
*	Develop Global Ltd.	5,983	12,413
	Dicker Data Ltd.	22,286	120,414
	Domain Holdings Australia Ltd.	79,465	218,494
	Downer EDI Ltd.	180,376	658,674
#*	DUG Technology Ltd.	6,526	4,323
#	Duratec Ltd.	24,684	27,083
	Eagers Automotive Ltd.	66,134	780,522
#*	Emeco Holdings Ltd.	163,382	79,690
*	Emerald Resources NL	205,719	528,233
	Endeavour Group Ltd.	398,334	1,018,902
	EQT Holdings Ltd.	6,775	140,797
	Evolution Mining Ltd.	288,124	1,444,948
	Fiducian Group Ltd.	4,858	30,112
*	FleetPartners Group Ltd.	137,030	244,510

52

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Fleetwood Ltd.	63,521	$118,263
#	Flight Centre Travel Group Ltd.	59,181	485,593
	Fortescue Ltd.	387,914	4,006,254
	G8 Education Ltd.	368,199	296,041
*	Genesis Minerals Ltd.	125,351	309,547
	Gold Road Resources Ltd.	470,581	912,993
#	GR Engineering Services Ltd.	74,581	134,228
	GrainCorp Ltd., Class A	105,630	449,725
	GWA Group Ltd.	126,104	191,689
	Hansen Technologies Ltd.	69,232	240,239
	Harvey Norman Holdings Ltd.	132,091	441,627
*	Healius Ltd.	425,809	396,440
	Helia Group Ltd.	256,449	794,840
#*	Hot Chili Ltd.	5,149	1,518
	HUB24 Ltd.	25,406	1,173,727
#	IDP Education Ltd.	44,197	250,657
#	IGO Ltd.	207,731	520,490
	Imdex Ltd.	304,982	576,963
#*	Immutep Ltd. (IMM AU)	246,179	42,484
#*	Immutep Ltd. (IMMP US), Sponsored ADR	4,300	7,353
	Infomedia Ltd.	158,228	125,586
*	Insignia Financial Ltd.	468,153	1,128,084
	Insurance Australia Group Ltd.	738,219	3,877,474
#	Integral Diagnostics Ltd.	71,449	110,492
#*	ioneer Ltd.	107,905	9,996
	IPH Ltd.	100,731	294,221
	IRESS Ltd.	75,973	386,883
	IVE Group Ltd.	54,371	91,711
	JB Hi-Fi Ltd.	40,944	2,713,266
#	Johns Lyng Group Ltd.	93,322	132,719
*	Judo Capital Holdings Ltd.	84,232	96,034
	Jumbo Interactive Ltd.	3,096	20,237
#	Jupiter Mines Ltd.	547,686	52,510
#	Kogan.com Ltd.	18,141	52,270
#	Lendlease Corp. Ltd.	296,294	998,367
	Liberty Financial Group Ltd.	4,265	9,022
#	Lifestyle Communities Ltd.	34,756	158,760
#	Lindsay Australia Ltd.	56,728	25,812
		Shares	Value»
AUSTRALIA — (Continued)
	Lottery Corp. Ltd.	385,259	$1,283,886
	Lovisa Holdings Ltd.	29,476	470,570
#	Lycopodium Ltd.	16,294	113,072
*	Lynas Rare Earths Ltd.	140,468	767,904
	MA Financial Group Ltd.	23,353	99,163
	Maas Group Holdings Ltd.	13,618	34,484
	Macmahon Holdings Ltd.	632,150	109,585
	Macquarie Group Ltd.	34,775	4,297,349
#	Mader Group Ltd.	4,543	18,536
	Magellan Financial Group Ltd.	105,470	517,072
	McMillan Shakespeare Ltd.	44,304	434,067
*	McPherson's Ltd.	32,460	5,495
	Medibank Pvt Ltd.	846,153	2,517,072
#*	Mesoblast Ltd. (MSB AU)	230,100	264,891
*	Metals X Ltd.	132,918	48,061
	Metcash Ltd.	829,804	1,709,206
*	Michael Hill International Ltd. (MHJ AU)	39,511	10,113
#*	Mineral Resources Ltd.	59,247	779,156
	Monadelphous Group Ltd.	39,190	405,254
	Monash IVF Group Ltd.	140,227	75,497
	Myer Holdings Ltd.	540,195	249,208
#	MyState Ltd.	52,441	130,992
*	Nanosonics Ltd.	23,645	72,604
	National Australia Bank Ltd.	368,289	8,504,052
	Navigator Global Investments Ltd.	117,612	131,830
	Netwealth Group Ltd.	66,300	1,191,215
	nib holdings Ltd.	323,631	1,411,887
#	Nick Scali Ltd.	24,349	277,281
	Northern Star Resources Ltd.	95,646	1,174,884
#*	Novonix Ltd.	27,728	7,566
	Nufarm Ltd.	286,912	708,348
*	Nuix Ltd.	62,171	96,960
	Objective Corp. Ltd.	12,027	120,561
#*	OFX Group Ltd.	91,001	65,978
	Orica Ltd.	108,114	1,122,207
	Orora Ltd.	781,572	905,547
	Pacific Current Group Ltd.	18,366	130,537
#*	Paragon Care Ltd.	56,430	15,178

53

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Peet Ltd.	185,175	$168,600
	Perenti Ltd.	657,127	574,699
#	Perpetual Ltd.	35,458	376,681
	Perseus Mining Ltd.	673,318	1,443,062
*	PEXA Group Ltd.	60,201	463,848
#*	Pilbara Minerals Ltd.	669,105	644,641
	Pinnacle Investment Management Group Ltd.	17,852	205,880
#	Platinum Asset Management Ltd.	248,522	90,511
*	PointsBet Holdings Ltd.	36,380	25,590
#	Praemium Ltd.	78,103	37,164
	Premier Investments Ltd.	48,151	641,383
	Pro Medicus Ltd.	31,434	4,609,178
#	Propel Funeral Partners Ltd.	4,529	14,989
	PWR Holdings Ltd.	14,264	62,525
	QBE Insurance Group Ltd.	513,438	7,095,673
	Ramelius Resources Ltd.	319,189	537,133
#	Ramsay Health Care Ltd.	41,111	875,280
	REA Group Ltd.	18,274	2,903,368
*	ReadyTech Holdings Ltd.	14,937	20,139
#	Reece Ltd.	53,431	538,813
*	Regis Resources Ltd.	174,540	504,611
	Reject Shop Ltd.	6,652	27,768
	Reliance Worldwide Corp. Ltd.	264,412	710,813
*	Resolute Mining Ltd.	353,804	115,495
*	Retail Food Group Ltd.	22,684	25,421
*	RPMGlobal Holdings Ltd.	69,599	122,782
*	Sandfire Resources Ltd.	218,869	1,393,952
	SEEK Ltd.	85,191	1,159,790
	Servcorp Ltd.	6,571	21,244
	Service Stream Ltd.	250,257	299,728
#*	Seven West Media Ltd.	342,179	30,624
	SGH Ltd.	50,119	1,639,125
	Shaver Shop Group Ltd.	14,608	11,906
	Sigma Healthcare Ltd.	1,828,981	3,529,332
	Sims Ltd. (SGM AU)	83,375	778,222
		Shares	Value»
AUSTRALIA — (Continued)
	Sims Ltd. (SMSMY US), Sponsored ADR	419	$3,794
	SmartGroup Corp. Ltd.	60,655	304,174
	Solvar Ltd.	61,496	63,800
	Sonic Healthcare Ltd.	75,953	1,268,184
	Southern Cross Electrical Engineering Ltd.	30,707	36,826
*	Southern Cross Media Group Ltd.	66,545	28,419
	SRG Global Ltd.	118,317	97,928
#*	St Barbara Ltd.	265,679	49,306
	Steadfast Group Ltd.	344,133	1,293,205
	Suncorp Group Ltd.	226,030	2,939,313
	Super Retail Group Ltd.	61,818	530,171
	Supply Network Ltd.	531	12,954
#*	Syrah Resources Ltd.	69,307	11,091
	Tabcorp Holdings Ltd.	679,689	242,255
	Technology One Ltd.	148,017	2,857,049
#*	Telix Pharmaceuticals Ltd.	23,876	415,057
*	Temple & Webster Group Ltd.	6,467	73,798
	Transurban Group	226,449	2,040,616
#	Treasury Wine Estates Ltd.	217,504	1,243,250
#*	Tyro Payments Ltd.	124,212	64,286
	Universal Store Holdings Ltd.	2,327	11,470
*	Vault Minerals Ltd.	1,787,698	491,920
	Ventia Services Group Pty. Ltd.	377,683	1,022,571
Ω	Viva Energy Group Ltd.	731,546	804,353
#*	WEB Travel Group Ltd.	105,200	289,285
#*	Webjet Group Ltd.	105,200	43,092
	Wesfarmers Ltd.	115,152	5,768,683
*	West African Resources Ltd.	230,109	352,161
	Westgold Resources Ltd.	156,501	297,309
	Westpac Banking Corp.	388,958	8,162,346
	WiseTech Global Ltd.	35,761	2,033,475
	Woolworths Group Ltd.	204,917	4,135,765
	Worley Ltd.	162,711	1,296,332
	XRF Scientific Ltd.	26,910	26,382

54

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Zip Co. Ltd.	244,811	$274,253
TOTAL AUSTRALIA			187,109,973
AUSTRIA — (0.4%)
	ANDRITZ AG	28,047	2,015,449
Ω	BAWAG Group AG	34,582	3,790,464
	CA Immobilien Anlagen AG	8,358	226,274
*	CPI Europe AG	8,306	164,315
*	DO & Co. AG	1,810	289,125
	Erste Group Bank AG	47,996	3,250,366
*	Eurotelesites AG	17,066	96,903
	EVN AG	6,689	175,046
	Fabasoft AG	2,482	48,403
*	FACC AG	2,711	21,541
*	Immofinanz AG (IIA AV)	25,524	0
*	Kapsch TrafficCom AG	705	5,206
	Kontron AG	15,395	374,100
*	Lenzing AG	1,239	38,966
	Oesterreichische Post AG	11,975	403,733
	Palfinger AG	6,724	219,159
	Porr AG	7,322	256,385
	Raiffeisen Bank International AG	27,193	726,360
	Schoeller-Bleckmann Oilfield Equipment AG	5,941	211,094
	Strabag SE (STR AV)	2,037	178,712
	Telekom Austria AG	25,959	274,227
*	UBM Development AG	2,066	45,245
	UNIQA Insurance Group AG	47,884	554,864
	Verbund AG	18,499	1,421,666
	Vienna Insurance Group AG Wiener Versicherung Gruppe	11,240	534,602
	Wienerberger AG	9,530	334,616
	Zumtobel Group AG	11,802	61,895
TOTAL AUSTRIA			15,718,716
BELGIUM — (0.9%)
	Ackermans & van Haaren NV	402	98,324
	Ageas SA	86,834	5,445,902
	Anheuser-Busch InBev SA (ABI BB)	39,100	2,577,040
	Azelis Group NV	77,000	1,193,118
	Barco NV	18,894	258,523
		Shares	Value»
BELGIUM — (Continued)
	Bekaert SA	16,249	$626,991
	Cie d'Entreprises CFE	3,294	28,728
	Colruyt Group NV	35,469	1,705,621
	Deceuninck NV	24,834	60,276
	D'ieteren Group	3,677	734,300
	Econocom Group SA NV	47,983	99,507
#	Elia Group SA	13,708	1,486,215
	EVS Broadcast Equipment SA	5,830	243,877
	Fagron	36,632	853,931
*	Galapagos NV (GLPG BB)	9,005	245,208
*	Galapagos NV (GLPG NA)	110	2,995
	Gimv NV	13,783	620,645
	Greenyard NV	6,722	54,354
*	Hyloris Pharmaceuticals SA	1,301	8,619
#*	Immobel SA	2,162	44,368
#	Ion Beam Applications	5,863	69,845
	KBC Group NV	77,818	7,175,501
	Lotus Bakeries NV	177	1,701,868
	Melexis NV	6,028	361,731
*	Orange Belgium SA	5,355	91,546
	Proximus SADP	63,269	485,946
	Recticel SA	18,862	228,403
	Roularta Media Group NV	104	1,809
	Tessenderlo Group SA	8,253	244,273
	UCB SA	31,702	5,812,217
	Umicore SA	96,172	874,207
	Van de Velde NV	2,854	106,778
	VGP NV	5,660	523,699
TOTAL BELGIUM			34,066,365
CANADA — (9.4%)
*	5N Plus, Inc.	56,299	271,163
	Acadian Timber Corp.	3,700	46,351
*	ACT Energy Technologies Ltd.	11,457	40,307
	ADENTRA, Inc.	10,229	200,410
	Aecon Group, Inc.	17,217	201,568
#	Ag Growth International, Inc.	8,573	206,583
	AGF Management Ltd., Class B	16,300	121,310
	Agnico Eagle Mines Ltd. (AEM CN)	4,051	476,106

55

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Agnico Eagle Mines Ltd. (AEM US)	75,659	$8,896,000
#*	Aimia, Inc.	19,431	36,646
	AirBoss of America Corp.	3,500	9,901
	Alamos Gold, Inc. (AGI CN), Class A	24,858	710,615
	Alamos Gold, Inc. (AGI US), Class A	117,606	3,354,123
	AltaGas Ltd.	73,034	2,161,459
	Altus Group Ltd.	9,257	344,737
	Amerigo Resources Ltd.	17,500	21,961
	Andrew Peller Ltd., Class A	11,700	37,936
*	Aritzia, Inc.	44,981	1,582,133
*	Arizona Sonoran Copper Co., Inc.	9,500	14,471
*	Ascot Resources Ltd.	48,000	4,352
	Atco Ltd., Class I	26,256	987,123
	AtkinsRealis Group, Inc.	68,615	3,397,901
*	ATS Corp. (ATS CN)	17,221	433,960
	Aura Minerals, Inc.	2,700	55,817
#*	AutoCanada, Inc.	2,455	27,763
	B2Gold Corp. (BTG US)	132,950	413,474
	B2Gold Corp. (BTO CN)	69,987	218,806
#*	Ballard Power Systems, Inc. (BLDP CN)	1,927	2,348
#*	Ballard Power Systems, Inc. (BLDP US)	55,814	68,093
#	Bank of Montreal (BMO CN)	40,616	3,891,606
	Bank of Montreal (BMO US)	69,857	6,669,946
	Bank of Nova Scotia (BNS CN)	100,854	5,046,358
	Bank of Nova Scotia (BNS US)	75,921	3,794,532
*	Bausch & Lomb Corp.	4,972	57,476
#*	Bausch Health Cos., Inc. (BHC CN)	4,900	26,053
*	Bausch Health Cos., Inc. (BHC US)	35,950	190,535
	BCE, Inc. (BCE US)	15,161	337,332
	Bird Construction, Inc.	35,657	546,003
	Black Diamond Group Ltd.	17,200	101,558
		Shares	Value»
CANADA — (Continued)
#*	BlackBerry Ltd.	23,151	$78,713
	BMTC Group, Inc.	1,803	15,367
*	Bombardier, Inc. (BBD/A CN), Class A	1,100	73,129
*	Bombardier, Inc. (BBD/B CN), Class B	35,712	2,360,422
	Boralex, Inc., Class A	48,106	1,068,479
	Boyd Group Services, Inc.	6,792	975,494
#*	Bragg Gaming Group, Inc.	7,442	29,098
	Brookfield Corp. (BN US)	154,957	8,316,542
	Brookfield Infrastructure Corp., Class A	24,243	908,083
	Brookfield Renewable Corp.	23,600	671,656
#	BRP, Inc. (DOO CN)	8,687	294,272
	BRP, Inc. (DOOO US)	2,100	71,169
*	CAE, Inc. (CAE US)	78,330	1,959,817
*	Calfrac Well Services Ltd.	21,100	50,661
	Calian Group Ltd.	3,442	118,795
#	Cameco Corp. (CCJ US)	39,737	1,794,126
	Canaccord Genuity Group, Inc.	37,949	232,605
#*	Canada Goose Holdings, Inc. (GOOS CN)	14,965	125,269
	Canadian Imperial Bank of Commerce (CM CN)	74,337	4,688,526
	Canadian Imperial Bank of Commerce (CM US)	55,673	3,504,615
#	Canadian Tire Corp. Ltd., Class A	23,303	2,550,382
	Canadian Utilities Ltd., Class A	36,610	1,024,793
#*	Canfor Corp.	24,048	229,735
	Cascades, Inc.	30,019	192,273
	CCL Industries, Inc., Class B	78,499	4,102,037
*	Celestica, Inc. (CLS CN)	10,522	897,797
*	Celestica, Inc. (CLS US)	33,617	2,869,211
	Centerra Gold, Inc.	122,360	819,222

56

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CES Energy Solutions Corp.	162,478	$716,572
	CGI, Inc. (GIB US)	41,426	4,393,642
	CGI, Inc. (GIBA CN)	14,620	1,550,233
	China Gold International Resources Corp. Ltd. (CGG CN)	34,632	216,293
	CI Financial Corp.	71,306	1,616,359
*	Cipher Pharmaceuticals, Inc.	6,600	64,727
#	Cogeco Communications, Inc.	6,425	315,984
	Cogeco, Inc.	1,429	66,464
*	Colabor Group, Inc.	30,300	21,759
	Colliers International Group, Inc. (CIGI CN)	1,837	219,611
	Colliers International Group, Inc. (CIGI US)	20,322	2,425,837
	Computer Modelling Group Ltd.	30,323	174,864
	Constellation Software, Inc.	3,958	14,264,275
#	Corby Spirit & Wine Ltd.	4,000	44,248
*	Culico Metals, Inc.	10,226	927
	Definity Financial Corp.	45,295	2,260,807
#	dentalcorp Holdings Ltd.	17,804	108,611
*	Descartes Systems Group, Inc. (DSG CN)	600	63,186
*	Descartes Systems Group, Inc. (DSGX US)	14,620	1,540,802
*	Docebo, Inc.	4,036	126,414
	Dollarama, Inc.	68,197	8,414,558
#	Doman Building Materials Group Ltd.	38,876	194,013
*	Dorel Industries, Inc., Class B	9,728	11,714
	DREAM Unlimited Corp., Class A	11,846	163,349
	Dundee Precious Metals, Inc.	33,886	444,161
#	Dye & Durham Ltd.	8,956	58,078
	Dynacor Group, Inc.	4,300	14,816
		Shares	Value»
CANADA — (Continued)
	ECN Capital Corp.	11,800	$23,881
	E-L Financial Corp. Ltd.	600	588,510
*	Eldorado Gold Corp. (EGO US)	56,162	1,058,092
*	Eldorado Gold Corp. (ELD CN)	38,946	732,804
	Element Fleet Management Corp.	327,791	7,178,304
	Empire Co. Ltd., Class A	79,878	2,966,599
	Enbridge, Inc. (ENB CN)	857	40,090
	Enbridge, Inc. (ENB US)	135,809	6,340,922
#*	Endeavour Silver Corp. (EDR CN)	26,913	97,610
*	Endeavour Silver Corp. (EXK US)	22,917	83,418
	Enerflex Ltd. (EFX CN)	44,158	288,920
	Enerflex Ltd. (EFXT US)	31,418	205,788
	Enghouse Systems Ltd.	19,586	355,889
*	Ensign Energy Services, Inc.	14,114	18,428
#	EQB, Inc.	16,583	1,146,472
#*	Equinox Gold Corp. (EQX CN)	2,987	20,085
#*	Equinox Gold Corp. (EQX US)	142,540	955,018
#*	ERO Copper Corp. (ERO CN)	27,628	345,099
*	ERO Copper Corp. (ERO US)	23,233	289,715
	Evertz Technologies Ltd.	8,130	64,693
	Extendicare, Inc.	18,000	180,183
	Fairfax Financial Holdings Ltd.	2,824	4,408,890
	Finning International, Inc.	84,789	2,393,109
*	Firan Technology Group Corp.	8,000	52,227
#	First Majestic Silver Corp. (AG US)	120,130	752,014
	First Majestic Silver Corp. (FR CN)	8,237	51,444
	First National Financial Corp.	9,343	253,737
	FirstService Corp. (FSV CN)	4,098	719,246

57

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	FirstService Corp. (FSV US)	11,754	$2,063,180
*	Fortuna Mining Corp. (FSM US)	110,451	690,319
*	Fortuna Mining Corp. (FVI CN)	34,368	214,395
#*	Galiano Gold, Inc.	52	71
*	GDI Integrated Facility Services, Inc.	2,338	53,269
	George Weston Ltd.	17,760	3,460,276
	Gibson Energy, Inc.	126,457	1,989,593
*	GoGold Resources, Inc.	53,771	69,037
	Great-West Lifeco, Inc.	33,064	1,285,769
*	Greenfire Resources Ltd.	3,530	16,587
*	Haivision Systems, Inc.	6,900	20,321
	Hammond Manufacturing Co. Ltd., Class A	600	3,721
	Hammond Power Solutions, Inc.	4,267	284,136
*††	Hanfeng Evergreen, Inc.	2,300	0
	High Liner Foods, Inc.	6,336	77,856
	Hudbay Minerals, Inc. (HBM CN)	83,923	610,584
	Hudbay Minerals, Inc. (HBM US)	125,149	909,833
Ω	Hydro One Ltd.	73,989	2,846,639
	iA Financial Corp., Inc.	46,171	4,485,145
*	IAMGOLD Corp. (IAG US)	33,494	237,137
*	IAMGOLD Corp. (IMG CN)	91,446	648,069
	IGM Financial, Inc.	48,909	1,554,260
*	Illumin Holdings, Inc.	8,200	11,420
	Information Services Corp.	7,543	145,979
	Innergex Renewable Energy, Inc.	71,700	706,286
	Intact Financial Corp.	21,553	4,786,655
*	Interfor Corp.	22,125	213,129
#*	Ivanhoe Mines Ltd., Class A	12,130	107,697
Ω	Jamieson Wellness, Inc.	7,169	166,146
*	K92 Mining, Inc.	98,472	905,720
	K-Bro Linen, Inc.	3,622	91,982
	Keyera Corp.	81,786	2,538,534
		Shares	Value»
CANADA — (Continued)
*	Kinaxis, Inc.	4,975	$671,766
	Kinross Gold Corp. (K CN)	140,151	2,068,818
	Kinross Gold Corp. (KGC US)	147,109	2,171,329
	KP Tissue, Inc.	2,300	13,330
	Labrador Iron Ore Royalty Corp.	49,501	1,072,175
*	Laramide Resources Ltd.	9,500	4,824
	Lassonde Industries, Inc., Class A	700	105,239
	Laurentian Bank of Canada	19,325	383,528
#*	Lightspeed Commerce, Inc. (LSPD US)	88,815	870,387
	Loblaw Cos. Ltd.	32,194	5,226,303
*	Lucara Diamond Corp.	91,530	23,238
	Lundin Gold, Inc.	86,829	3,541,560
	Lundin Mining Corp.	293,972	2,405,342
#	MAG Silver Corp.	7,121	110,803
#	Magna International, Inc. (MG CN)	6,000	208,472
	Magna International, Inc. (MGA US)	58,977	2,050,040
	Mainstreet Equity Corp.	800	108,046
*	Major Drilling Group International, Inc.	38,043	240,632
*	Mandalay Resources Corp.	9,600	37,464
*	Mattr Corp.	33,516	231,447
*	MDA Space Ltd.	23,824	465,040
	Melcor Developments Ltd.	6,227	54,609
	Metro, Inc.	60,368	4,652,156
	Morguard Corp.	1,053	88,595
	MTY Food Group, Inc.	4,336	136,408
	National Bank of Canada	145,844	12,809,203
	Neo Performance Materials, Inc.	12,000	97,577
*	New Gold, Inc. (NGD CN)	439,237	1,749,174
*	New Gold, Inc. (NGD US)	10,160	40,437
*	NFI Group, Inc.	2,427	20,422
	North West Co., Inc.	29,605	1,187,550
	Nutrien Ltd. (NTR US)	71,434	4,075,310
	OceanaGold Corp.	215,114	761,465

58

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Onex Corp.	28,047	$1,985,832
	Open Text Corp. (OTEX CN)	24,170	654,305
#	Open Text Corp. (OTEX US)	57,265	1,551,881
*	Orla Mining Ltd. (ORLA US)	16,751	184,261
	Osisko Gold Royalties Ltd. (OR CN)	5,604	134,307
	Osisko Gold Royalties Ltd. (OR US)	61,256	1,471,982
#	Pan American Silver Corp. (PAAS CN)	43,283	1,089,776
	Pan American Silver Corp. (PAAS US)	97,382	2,452,081
	Parkland Corp.	89,843	2,263,345
	Pason Systems, Inc.	64,724	515,501
	Pet Valu Holdings Ltd.	6,352	131,823
	PHX Energy Services Corp.	36,100	198,228
	Polaris Renewable Energy, Inc.	4,001	34,740
	Pollard Banknote Ltd.	2,929	43,512
*	Precision Drilling Corp. (PD CN)	1,462	61,182
#*	Precision Drilling Corp. (PDS US)	9,606	400,764
	Premium Brands Holdings Corp.	17,868	1,016,011
	Pulse Seismic, Inc.	6,600	12,495
*	Quarterhill, Inc.	42,151	43,111
	Quebecor, Inc., Class B	88,894	2,438,685
	RB Global, Inc. (RBA US)	31,242	3,146,069
	Restaurant Brands International, Inc. (QSR CN)	5,770	371,790
#	Restaurant Brands International, Inc. (QSR US)	55,646	3,583,602
	Richelieu Hardware Ltd.	27,450	649,314
	Rogers Communications, Inc. (RCI US), Class B	41,011	1,069,977
#	Rogers Communications, Inc. (RCIB CN), Class B	49,847	1,299,508
		Shares	Value»
CANADA — (Continued)
	Royal Bank of Canada (RY CN)	133,492	$16,022,720
	Royal Bank of Canada (RY US)	123,085	14,755,430
	Russel Metals, Inc.	31,041	900,653
	Sandstorm Gold Ltd. (SAND US)	55,781	485,295
	Sandstorm Gold Ltd. (SSL CN)	41,000	356,586
*	Sangoma Technologies Corp.	3,900	21,896
	Savaria Corp.	18,711	235,618
#*	Seabridge Gold, Inc. (SA US)	13,094	162,758
	Secure Waste Infrastructure Corp.	211,260	2,012,073
*	Shopify, Inc. (SHOP US), Class A	103,293	9,812,835
	Sienna Senior Living, Inc.	22,839	280,476
*	SNDL, Inc.	4,981	7,421
*	Source Energy Services Ltd.	1,500	9,880
Ω	Spin Master Corp.	17,374	307,252
	Sprott, Inc. (SII CN)	1,170	61,470
	Sprott, Inc. (SII US)	4,300	225,793
*	SSR Mining, Inc. (SSRM CN)	7,400	78,799
*	SSR Mining, Inc. (SSRM US)	24,249	258,009
	Stantec, Inc. (STN CN)	23,133	2,030,388
	Stantec, Inc. (STN US)	19,321	1,696,384
	Stella-Jones, Inc.	20,758	1,017,874
	StorageVault Canada, Inc.	41,557	113,644
	Sun Life Financial, Inc. (SLF CN)	67,719	4,035,337
	Sun Life Financial, Inc. (SLF US)	77,593	4,620,663
	Superior Plus Corp.	122,523	615,015
	Supremex, Inc.	7,100	19,828
	Sylogist Ltd.	9,900	61,112
#*	Taiga Building Products Ltd.	5,000	14,000
#*	Taseko Mines Ltd. (TGB US)	21,700	49,476
*	Taseko Mines Ltd. (TKO CN)	39,300	89,227
	TELUS Corp.	23,749	365,555
	TerraVest Industries, Inc.	8,657	902,310

59

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TFI International, Inc. (TFII CN)	12,211	$992,664
	TFI International, Inc. (TFII US)	4,813	391,441
	Thomson Reuters Corp. (TRI CN)	83	15,445
	Thomson Reuters Corp. (TRI US)	23,378	4,347,840
	Timbercreek Financial Corp.	40,030	200,934
	TMX Group Ltd.	73,300	2,970,601
*	Torex Gold Resources, Inc.	49,388	1,599,575
	Toromont Industries Ltd.	37,999	3,215,003
#	Toronto-Dominion Bank (TD CN)	92,172	5,889,621
	Toronto-Dominion Bank (TD US)	130,774	8,340,766
	Total Energy Services, Inc.	29,409	189,005
	Transcontinental, Inc., Class A	39,333	536,385
#	Trican Well Service Ltd.	87,285	256,423
	Triple Flag Precious Metals Corp. (TFPM CN)	1,100	22,828
	Triple Flag Precious Metals Corp. (TFPM US)	18,862	392,142
*	Trisura Group Ltd. (TSU CN)	17,381	477,202
*	Valeura Energy, Inc.	3,904	21,296
	VersaBank (VBNK US)	3,158	34,991
*	VerticalScope Holdings, Inc.	5,100	17,387
*††	Victoria Gold Corp./Vancouver	1,006	131
*	Viemed Healthcare, Inc.	9,359	66,168
*	Vitalhub Corp.	8,100	66,100
	Wajax Corp.	10,700	136,835
*	Wall Financial Corp.	1,000	9,082
*	Well Health Technologies Corp.	84,882	243,822
*	Wesdome Gold Mines Ltd.	103,095	1,268,309
	West Fraser Timber Co. Ltd. (WFG CN)	24,293	1,798,626
*	Western Forest Products, Inc.	221,461	61,847
		Shares	Value»
CANADA — (Continued)
*	Westgold Resources Ltd.	86,038	$164,138
#	Wheaton Precious Metals Corp. (WPM US)	51,774	4,324,164
	Winpak Ltd.	12,700	393,455
	WSP Global, Inc.	28,196	4,997,805
	Yellow Pages Ltd.	3,240	23,784
TOTAL CANADA			366,902,703
DENMARK — (3.0%)
*	ALK-Abello AS	50,170	1,169,487
	Alm Brand AS	365,365	865,729
	Ambu AS, Class B	37,565	678,067
*	Bang & Olufsen AS	54,475	107,523
*	Bavarian Nordic AS	39,564	940,686
#*	Better Collective AS	18,297	240,807
*	Cadeler AS (CDLR US), ADR	1,008	21,037
	Carlsberg AS, Class B	14,803	2,016,963
#	cBrain AS	2,987	77,537
	Chemometec AS	4,818	347,127
#	Coloplast AS, Class B	22,361	2,530,439
	Columbus AS	33,734	60,351
	Danske Bank AS	165,759	5,816,078
*	Demant AS	31,304	1,139,994
	DSV AS	32,018	6,786,473
	FLSmidth & Co. AS	25,906	1,226,448
*	Genmab AS (GMAB DC)	32,909	6,977,979
#*	GN Store Nord AS	66,727	1,007,461
	H Lundbeck AS (HLUNA DC), Class A	18,301	75,589
	H Lundbeck AS (HLUNB DC)	127,242	608,918
#*	H&H International AS, Class B	5,321	97,890
*	Huscompagniet AS	3,263	25,297
	ISS AS	77,651	1,948,376
	Jeudan AS	785	23,506
	Jyske Bank AS	21,728	1,782,096
	Matas AS	19,079	393,777
	MT Hoejgaard Holding AS	299	11,663
*	Napatech AS	3,698	6,870
*Ω	Netcompany Group AS	22,492	1,015,376
#*	Nilfisk Holding AS	5,922	78,464
*	NKT AS	27,364	2,228,029
#*Ω	NNIT AS	3,672	40,397

60

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Novo Nordisk AS (NOVOB DC), Class B	660,210	$44,142,638
	Novonesis Novozymes B, Class B	122,099	7,931,225
*	NTG Nordic Transport Group AS	3,952	150,219
#*Ω	Orsted AS	33,066	1,315,794
	Pandora AS	40,536	6,034,305
	Parken Sport & Entertainment AS	758	15,460
	Per Aarsleff Holding AS	7,791	627,731
	Ringkjoebing Landbobank AS	16,712	3,195,363
	Royal Unibrew AS	21,210	1,686,576
*	RTX AS	2,621	24,854
	Schouw & Co. AS	4,762	434,055
	Solar AS, Class B	3,287	126,554
	SP Group AS	6,285	257,548
*	Spar Nord Bank AS	35,908	1,152,307
	Sparekassen Sjaelland-Fyn AS	4,968	214,706
	Sydbank AS	24,097	1,543,180
	TCM Group AS	3,151	37,317
	Tivoli AS	528	49,491
	Tryg AS	127,255	3,035,074
	Vestas Wind Systems AS	158,155	2,108,554
	Vestjysk Bank AS	35,503	23,164
*	Zealand Pharma AS	8,118	574,155
TOTAL DENMARK			115,026,704
FINLAND — (1.9%)
	Aktia Bank OYJ	27,365	310,231
	Alandsbanken Abp, Class B	263	10,942
	Alma Media OYJ	17,897	234,399
#	Anora Group OYJ	9,982	37,159
#	Citycon OYJ	8,489	34,088
	Digia OYJ	6,198	46,847
	Elisa OYJ	41,065	2,190,736
#Ω	Enento Group OYJ	6,886	132,968
	eQ OYJ	1,422	16,429
#	Evli OYJ, Class B	498	10,268
	Fiskars OYJ Abp	3,215	53,421
	Fortum OYJ	179,611	3,011,457
	F-Secure OYJ	43,507	95,728
#*	Glaston OYJ Abp	3,454	5,407
	Gofore OYJ	3,493	62,491
#	Harvia OYJ	6,433	297,656
	Hiab OYJ	26,891	1,279,548
	Huhtamaki OYJ	44,397	1,634,595
		Shares	Value»
FINLAND — (Continued)
	Ilkka OYJ	2,760	$10,420
*	Incap OYJ	1,295	14,182
	Kalmar OYJ, Class B	26,891	851,933
#	Kamux Corp.	10,602	28,005
	Kemira OYJ	52,787	1,089,210
	Kesko OYJ (KESKOA FH), Class A	61,177	1,368,046
	Kesko OYJ (KESKOB FH), Class B	167,954	3,856,026
*	Kojamo OYJ	25,433	296,039
	Kone OYJ, Class B	80,307	4,973,558
	Konecranes OYJ	35,033	2,347,142
#	Lassila & Tikanoja OYJ	7,150	76,685
*	Lindex Group OYJ	26,585	79,792
#	Mandatum OYJ	134,442	950,173
	Marimekko OYJ	15,410	213,108
#	Metsa Board OYJ (METSA FH), Class A	133	905
	Metsa Board OYJ (METSB FH), Class B	49,012	178,940
#	Metso OYJ	353,148	3,837,202
	Neste OYJ	116,494	1,208,431
	NoHo Partners OYJ	1,829	19,669
#	Nokia OYJ (NOK US), Sponsored ADR	68,512	341,875
	Nokia OYJ (NOKIA FH)	515,756	2,578,353
	Nokia OYJ (NOKIA FP)	4,241	21,191
#	Nokian Renkaat OYJ	28,526	226,919
	Nordea Bank Abp (NDA FH)	891,633	12,348,179
	Nordea Bank Abp (NDA SS)	126,848	1,740,704
	Olvi OYJ, Class A	3,986	149,457
#	Oma Saastopankki OYJ	2,848	29,418
	Oriola OYJ (OKDBV FH), Class B	77,450	95,947
	Orion OYJ (ORNAV FH), Class A	10,006	621,916
	Orion OYJ (ORNBV FH), Class B	46,366	2,903,046
#	Outokumpu OYJ	194,622	749,125
	Pihlajalinna OYJ	7,347	115,908
	Ponsse OYJ	4,654	142,963
	Puuilo OYJ	30,785	438,394
*	QT Group OYJ	11,637	759,337
	Raisio OYJ, Class V	71,434	199,106
*	Remedy Entertainment OYJ	787	14,659

61

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Revenio Group OYJ	8,647	$270,457
	Sampo OYJ, Class A	643,989	6,447,543
	Sanoma OYJ	43,245	476,394
	Scanfil OYJ	6,480	63,930
	Stora Enso OYJ, Class R	255,814	2,376,100
#	Taaleri PLC	5,611	45,546
#	Talenom OYJ	4,208	17,010
Ω	Terveystalo OYJ	103,507	1,438,515
#	TietoEVRY OYJ	42,105	754,312
#	Tokmanni Group Corp.	21,513	339,429
	UPM-Kymmene OYJ	56,794	1,504,252
	Vaisala OYJ, Class A	13,918	741,047
#	Valmet OYJ	62,513	1,908,777
	Wartsila OYJ Abp	235,487	4,350,939
#*	WithSecure OYJ	30,765	32,807
#*	YIT OYJ	56,931	166,156
TOTAL FINLAND			75,273,547
FRANCE — (7.7%)
*	74Software SA	7,592	292,919
	Aeroports de Paris SA	10,824	1,353,506
	AKWEL SADIR	2,084	17,442
*	Alstom SA	136,727	3,301,843
	Altamir	2,530	66,269
	Alten SA	12,197	1,033,858
Ω	Amundi SA	28,934	2,285,531
	Arkema SA	25,931	1,971,416
#	Assystem SA	1,932	83,954
	Aubay	2,680	139,808
	AXA SA	200,919	9,502,644
Ω	Ayvens SA	11,319	114,737
#*	Bastide le Confort Medical	1,130	34,940
	Beneteau SACA	11,368	104,005
	BioMerieux	12,372	1,669,977
	BNP Paribas SA	110,305	9,346,085
	Boiron SA	1,876	51,640
	Bouygues SA	51,143	2,248,006
	Bureau Veritas SA	129,551	4,112,344
*	Canal & SA	258,055	586,367
	Capgemini SE	52,981	8,458,542
	Carrefour SA	300,378	4,632,943
#	Catana Group	7,575	29,215
	CBo Territoria	19,983	84,172
*	Cegedim SA	4,449	60,336
	Cie des Alpes	7,941	156,260
	Cie Generale des Etablissements Michelin SCA	40,250	1,471,771
*	Claranova SE	24,407	65,953
#*	Clariane SE	44,394	188,635
	Coface SA	53,480	1,096,166
		Shares	Value»
FRANCE — (Continued)
	Credit Agricole SA	185,981	$3,488,369
	Danone SA	39,396	3,389,885
	Dassault Aviation SA	2,624	946,127
	Dassault Systemes SE	78,029	2,924,226
	Derichebourg SA	44,483	305,987
	Edenred SE	38,355	1,196,176
	Eiffage SA	38,638	5,257,579
*Ω	Elior Group SA	49,414	149,692
	Elis SA	51,341	1,317,876
	Equasens	495	21,828
	EssilorLuxottica SA	12,599	3,630,439
	Esso SA Francaise	1,820	292,553
	Eurazeo SE	20,491	1,498,293
#*	Eutelsat Communications SACA	68,601	280,159
	Exel Industries SA, Class A	353	14,100
*	Figeac Aero	664	6,522
	Fnac Darty SA (FNAC FP)	6,683	232,691
*	Foraco International SA	33,964	43,853
	Forvia SE (1EO IM)	2,574	19,928
	Forvia SE (FRVIA FP)	38,724	299,132
	Gaztransport Et Technigaz SA	26,974	4,396,837
	Getlink SE	143,245	2,719,967
	GL Events SACA	4,130	102,987
	Groupe Crit SA	1,898	146,442
	Groupe SFPI	8,310	20,341
#	Guerbet	1,951	44,387
*	Haulotte Group SA	9,012	27,317
	Hermes International SCA	7,522	20,686,854
*	ID Logistics Group SACA	865	389,611
	Imerys SA	4,897	163,580
	Infotel SA	2,372	117,803
	Interparfums SA	7,488	296,800
	Ipsen SA	19,303	2,244,998
	IPSOS SA	18,582	879,759
	Jacquet Metals SACA	6,987	164,348
*	JCDecaux SE	32,150	559,546
	Kaufman & Broad SA	9,766	383,449
	Kering SA	10,909	2,219,465
Ω	La Francaise des Jeux SACA	74,047	2,639,341
	Laurent-Perrier	972	106,942
	Lectra	3,437	89,256
	Legrand SA	44,344	4,873,397
	Linedata Services	233	19,458
	LISI SA	2,079	65,102

62

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	L'Oreal SA	50,782	$22,438,821
*	Louis Hachette Group	55,144	86,945
#*	Lumibird	1,274	16,399
	LVMH Moet Hennessy Louis Vuitton SE	63,354	35,093,638
#Ω	Maisons du Monde SA	8,847	27,586
	Manitou BF SA	4,378	100,957
	Metropole Television SA	15,263	239,825
	Nexans SA	14,399	1,581,851
#*	Nexity SA	27,907	292,619
	Oeneo SA	5,443	56,201
	Opmobility	14,920	167,212
	Orange SA (ORA FP)	882,909	12,809,281
	Pernod Ricard SA	21,061	2,282,917
#*	Pierre Et Vacances SA	19,662	30,835
	Publicis Groupe SA (PUB FP)	54,329	5,527,812
	Quadient SA	14,021	265,402
	Renault SA	61,501	3,266,391
	Rexel SA	127,326	3,537,578
	Robertet SA	304	281,958
	Rubis SCA	49,507	1,611,491
	SA d'Explosifs et de Produits Chimiques	59	13,683
	Safran SA	54,414	14,480,635
	Samse SACA	200	31,957
	Sanofi SA (SAN FP)	113,576	12,424,286
	Sartorius Stedim Biotech	2,088	492,749
	Savencia SA	208	15,752
	Schneider Electric SE (0NWV LI)	278	64,699
	Schneider Electric SE (SU FP)	54,213	12,666,637
	SCOR SE	101,067	3,184,539
	SEB SA	7,384	696,525
*Ω	SMCP SA	26,506	95,555
	Societe BIC SA	9,374	606,512
	Societe Generale SA	183,619	9,573,706
*	Solutions 30 SE	17,753	29,933
	Sopra Steria Group	8,580	1,759,234
	SPIE SA	67,490	3,307,857
	Stef SA	917	132,220
*	Synergie SE	4,886	168,920
	Teleperformance SE	22,577	2,475,682
	Television Francaise 1 SA	28,402	271,394
	TFF Group	240	5,689
	Thales SA	18,857	5,282,267
	Thermador Groupe	3,472	259,940
#	Tikehau Capital SCA	14,025	302,901
	Trigano SA	3,869	459,623
		Shares	Value»
FRANCE — (Continued)
*	Ubisoft Entertainment SA	41,453	$488,412
	Valeo SE	48,369	480,361
*	Vallourec SACA	86,392	1,596,761
	Vetoquinol SA	373	31,516
	VIEL & Cie SA	5,994	91,851
	Vinci SA	76,416	10,733,951
	Virbac SACA	1,494	526,735
*	Viridien	4,950	293,671
	Vivendi SE	258,056	804,736
#*	Voltalia SA	18,127	150,224
	Vranken-Pommery Monopole SA	127	1,691
#	Wavestone	4,861	259,460
*Ω	Worldline SA	74,470	412,604
TOTAL FRANCE			297,625,273
GERMANY — (7.6%)
	7C Solarparken AG	25,419	58,015
	Adesso SE	1,578	175,267
	adidas AG	36,164	8,321,030
	Adtran Networks SE	4,294	98,739
	All for One Group SE	1,306	83,930
	Allgeier SE	3,172	73,031
	Allianz SE (ALV GR)	37,331	15,439,232
	AlzChem Group AG	4,255	549,106
	Amadeus Fire AG	4,082	347,009
	Atoss Software SE	3,950	593,788
	Aumann AG	766	12,366
#	Aurubis AG	16,913	1,476,649
*Ω	Auto1 Group SE	2,643	63,505
*	Basler AG	3,400	34,408
	Bayerische Motoren Werke AG	74,154	6,289,555
#*	BayWa AG (BYW6 GR)	7,917	72,642
	Bechtle AG	46,174	1,969,905
	Beiersdorf AG	21,721	3,060,445
	Bertrandt AG	2,343	50,577
	Bijou Brigitte AG	991	47,645
	Bilfinger SE	12,322	1,047,985
#	Borussia Dortmund GmbH & Co. KGaA	35,134	130,509
#*	BRANICKS Group AG	12,592	27,297
	Brenntag SE	62,046	4,143,671
Ω	Brockhaus Technologies AG	416	6,763
	CANCOM SE (COK GR)	10,650	327,001
	Carl Zeiss Meditec AG	581	39,931
*	Ceconomy AG	86,488	307,368
	CENIT AG	2,917	27,360

63

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Cewe Stiftung & Co. KGaA	3,319	$383,821
	Commerzbank AG	224,966	5,954,310
*	CompuGroup Medical SE & Co. KGaA	11,525	287,234
	Continental AG	30,124	2,354,933
*	Covestro AG	65,635	4,417,849
	CTS Eventim AG & Co. KGaA	27,822	3,296,545
	Daimler Truck Holding AG	208,064	8,359,279
	Dermapharm Holding SE	3,022	132,018
	Deutsche Bank AG (DBK GR)	137,737	3,611,511
*	Deutsche Beteiligungs AG	5,743	164,154
	Deutsche Boerse AG	34,209	11,018,509
*Ω	Deutsche Pfandbriefbank AG	73,161	448,724
	Deutsche Post AG	178,186	7,613,531
	Deutsche Telekom AG (DTE GR)	337,881	12,135,852
	Deutsche Wohnen SE	9,457	240,329
	Deutz AG	27,374	212,543
	Draegerwerk AG & Co. KGaA	1,079	60,804
	Duerr AG	24,062	569,640
Ω	DWS Group GmbH & Co. KGaA	19,199	1,010,701
	E.ON SE	694,608	12,148,410
	Elmos Semiconductor SE	1,905	129,777
	ElringKlinger AG	8,425	47,032
	Energiekontor AG	1,757	84,638
	Evonik Industries AG	92,967	2,089,233
#*	Evotec SE	19,828	165,969
	Fielmann Group AG	7,266	412,889
	flatexDEGIRO AG	39,205	1,031,751
	FORTEC Elektronik AG	383	6,635
#*	Fraport AG Frankfurt Airport Services Worldwide	13,920	922,500
	Freenet AG	63,008	2,620,068
	Fresenius Medical Care AG (FME GR)	40,462	2,058,527
*	Fresenius SE & Co. KGaA	51,589	2,450,318
	Friedrich Vorwerk Group SE	1,342	91,634
	FUCHS SE	23,091	887,685
	GEA Group AG	92,131	6,010,598
		Shares	Value»
GERMANY — (Continued)
	Gesco SE	3,348	$61,170
	GFT Technologies SE	4,517	127,574
	H&R GmbH & Co. KGaA	8,388	38,739
	Hannover Rueck SE	27,771	8,914,479
	Hawesko Holding SE	1,210	34,062
*	Heidelberger Druckmaschinen AG	82,259	113,236
	Hella GmbH & Co. KGaA	2,084	209,471
*	HelloFresh SE	95,152	990,799
	Henkel AG & Co. KGaA	28,403	2,004,687
	Hensoldt AG	26,191	2,028,985
	HOCHTIEF AG	10,134	1,917,304
	Hornbach Holding AG & Co. KGaA	4,368	491,781
	HUGO BOSS AG	18,047	752,728
	Indus Holding AG	6,677	188,100
	Infineon Technologies AG (IFX GR)	207,508	6,873,297
Ω	Instone Real Estate Group SE	22,434	207,509
	IVU Traffic Technologies AG	4,593	97,710
	Jenoptik AG	20,965	418,562
Ω	JOST Werke SE	6,051	340,525
	KION Group AG	32,805	1,396,048
	Kloeckner & Co. SE	11,670	93,933
#	Knaus Tabbert AG	2,630	39,376
	Knorr-Bremse AG	41,140	4,080,131
*	Koenig & Bauer AG	3,611	66,818
	Krones AG	7,777	1,136,750
	KWS Saat SE & Co. KGaA	4,116	259,713
	Lanxess AG	34,736	1,042,913
	Leifheit AG	1,957	48,220
*	LPKF Laser & Electronics SE	3,567	33,201
*	Medios AG	7,126	94,634
	Mercedes-Benz Group AG	152,592	9,123,294
	MLP SE	28,411	257,605
	MTU Aero Engines AG	10,359	3,585,307
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,748	13,519,668
#	Mutares SE & Co. KGaA	4,664	170,531
#*	Nagarro SE	4,112	293,149
	Nemetschek SE	27,202	3,614,731
*	Nordex SE	55,299	1,035,382

64

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Norma Group SE	8,633	$108,500
	Patrizia SE	26,565	222,799
*	Pentixapharm Holding AG	5,983	19,655
	Pfeiffer Vacuum Technology AG	1,776	312,895
#	PNE AG	4,117	72,004
	ProSiebenSat.1 Media SE	68,543	478,342
	Puma SE (PUM GR)	44,039	1,137,125
#*	PVA TePla AG	4,827	89,740
*	q.beyond AG	13,143	11,939
	Qiagen NV	15,973	685,477
	Rational AG	3,199	2,744,851
	Rheinmetall AG	7,601	12,944,900
	SAF-Holland SE	6,396	116,050
	SAP SE (SAP GR)	81,135	23,739,185
	SAP SE (SAP US), Sponsored ADR	1,458	426,013
	Secunet Security Networks AG	470	109,596
#*	SFC Energy AG	1,752	45,449
	Siemens AG (SIE GR)	74,214	17,088,621
*	Siemens Energy AG	125,241	9,666,559
Ω	Siemens Healthineers AG	33,439	1,802,608
	Sixt SE	4,450	423,076
	SMA Solar Technology AG	5,600	97,122
	Stabilus SE	7,379	204,680
	STRATEC SE	2,512	68,348
	Stroeer SE & Co. KGaA	12,956	773,621
*	Surteco Group SE	706	12,842
	SUSS MicroTec SE	8,081	311,169
	Symrise AG	61,893	7,138,209
*	TAG Immobilien AG	74,482	1,212,637
	Takkt AG	13,480	116,433
*	Talanx AG	23,490	2,695,903
*Ω	TeamViewer SE	81,503	1,252,108
	Technotrans SE	1,764	36,027
	United Internet AG	39,002	884,441
#	Verbio SE	9,842	116,159
	Volkswagen AG	5,973	666,798
	Vossloh AG	2,950	233,063
	Wacker Chemie AG	2,649	200,253
	Wacker Neuson SE	12,495	336,000
	Washtec AG	4,609	222,091
*	Westwing Group SE	1,169	10,164
	Wuestenrot & Wuerttembergische AG	12,782	205,875
*Ω	Zalando SE	84,478	3,084,822
		Shares	Value»
GERMANY — (Continued)
	Zeal Network SE	1,283	$65,365
TOTAL GERMANY			296,196,316
HONG KONG — (0.8%)
	Aeon Credit Service Asia Co. Ltd.	18,000	14,410
	AIA Group Ltd.	1,385,200	10,379,181
	Analogue Holdings Ltd.	192,000	18,538
	APAC Resources Ltd.	88,628	12,620
*	Apollo Future Mobility Group Ltd.	86,400	11,396
	ASMPT Ltd.	48,400	325,610
	Best Mart 360 Holdings Ltd.	48,000	10,629
	BOC Hong Kong Holdings Ltd.	282,000	1,169,843
Ω	Budweiser Brewing Co. APAC Ltd.	150,000	158,494
	Build King Holdings Ltd.	40,000	5,814
	China Motor Bus Co. Ltd.	800	5,825
*	China Star Entertainment Ltd.	130,000	26,357
*	Chinese Estates Holdings Ltd.	140,000	23,231
	Chow Sang Sang Holdings International Ltd.	163,000	159,743
	CITIC Telecom International Holdings Ltd.	444,000	135,068
	CK Asset Holdings Ltd.	188,823	771,410
#*	C-Mer Medical Holdings Ltd.	204,000	44,409
#††	Convoy, Inc.	528,000	2,131
*	CSC Holdings Ltd.	12,550,000	30,691
*	CSI Properties Ltd.	966,000	20,854
	CTF Services Ltd.	455,242	431,121
#*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	112,800	121,552
	Dah Sing Financial Holdings Ltd.	54,000	197,165
	Dickson Concepts International Ltd.	63,000	55,708
	DL Holdings Group Ltd.	37,000	16,735
	Dynamic Holdings Ltd.	38,000	69,157

65

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Emperor Watch & Jewellery Ltd.	490,000	$13,675
*	ENM Holdings Ltd.	376,000	12,094
*	Esprit Holdings Ltd.	1,098,100	13,876
	Far East Consortium International Ltd.	489,043	56,104
	FSE Lifestyle Services Ltd.	50,000	35,596
	Giordano International Ltd.	560,000	107,812
	Glorious Sun Enterprises Ltd.	129,000	21,279
#*††	Gold Financial Holdings Ltd.	44,000	0
	Great Eagle Holdings Ltd.	62,693	104,802
*††	Greentech Technology International Ltd.	62,000	839
	G-Resources Group Ltd.	130,050	106,042
	Guoco Group Ltd.	10,000	81,310
	Guotai Junan International Holdings Ltd.	1,443,000	185,834
	Hang Lung Group Ltd.	34,000	48,806
	Hang Lung Properties Ltd.	385,635	316,275
	Hang Seng Bank Ltd.	78,800	1,099,952
*	Hanison Construction Holdings Ltd.	9,806	319
	HKBN Ltd.	89,000	58,179
	Hong Kong Ferry Holdings Co. Ltd.	92,000	49,689
*	Hong Kong Technology Venture Co. Ltd.	88,794	23,755
Ω	Honma Golf Ltd.	11,500	5,124
	Hysan Development Co. Ltd.	122,000	198,872
	IGG, Inc.	261,000	125,742
Ω	Impro Precision Industries Ltd.	135,000	40,014
	Johnson Electric Holdings Ltd.	90,000	163,962
	K Wah International Holdings Ltd.	572,000	128,157
	Kerry Properties Ltd.	250,500	588,282
	KLN Logistics Group Ltd.	113,500	91,547
	Kowloon Development Co. Ltd.	200,932	77,846
		Shares	Value»
HONG KONG — (Continued)
	Liu Chong Hing Investment Ltd.	96,000	$49,862
	Luk Fook Holdings International Ltd.	155,000	338,227
	Man Wah Holdings Ltd.	430,400	228,732
#*	Melco International Development Ltd.	44,000	18,229
	MGM China Holdings Ltd.	158,000	204,755
*	Midland Holdings Ltd.	251,026	31,991
	Modern Dental Group Ltd.	116,000	62,301
*	NagaCorp Ltd.	377,140	160,194
*	New Focus Auto Tech Holdings Ltd.	1,520,000	8,403
*	New World Development Co. Ltd.	463,000	283,533
*††	NewOcean Energy Holdings Ltd.	550,000	0
	Oriental Watch Holdings	186,476	84,241
	Paradise Entertainment Ltd.	48,000	10,189
	PAX Global Technology Ltd.	252,000	151,753
	PC Partner Group Ltd.	98,000	92,145
#	Perfect Medical Health Management Ltd.	183,000	51,013
	Pico Far East Holdings Ltd.	406,000	100,013
	Playmates Toys Ltd.	96,000	6,531
	Plover Bay Technologies Ltd.	80,000	54,731
	Power Assets Holdings Ltd.	255,500	1,689,672
#	Sa Sa International Holdings Ltd.	410,000	31,001
*	Sands China Ltd.	161,600	289,417
#*	Shandong Hi-Speed Holdings Group Ltd.	439,000	359,020
*	Shun Tak Holdings Ltd.	264,000	19,039
	Singamas Container Holdings Ltd.	542,000	42,485
	Sino Land Co. Ltd.	567,822	583,551
#*	SJM Holdings Ltd.	254,000	70,859
	Soundwill Holdings Ltd.	11,500	12,091

66

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Sun Hung Kai Properties Ltd.	157,707	$1,496,074
	Swire Pacific Ltd. (19 HK), Class A	62,000	536,155
	Swire Pacific Ltd. (87 HK), Class B	87,500	120,432
	Swire Properties Ltd.	83,600	184,754
	Techtronic Industries Co. Ltd.	239,500	2,410,324
*	Television Broadcasts Ltd.	145,800	58,117
#	Theme International Holdings Ltd.	2,880,000	144,775
	Town Health International Medical Group Ltd.	952,000	30,510
	Tradelink Electronic Commerce Ltd.	224,000	27,474
	Tycoon Group Holdings Ltd.	64,000	4,127
*	Value Partners Group Ltd.	387,000	67,774
	Vesync Co. Ltd.	153,000	109,883
	Viva Goods Co. Ltd.	760,000	35,196
*	Vobile Group Ltd.	174,000	73,092
	VSTECS Holdings Ltd.	186,400	143,518
	VTech Holdings Ltd.	41,500	278,804
*	Wai Kee Holdings Ltd.	120,000	9,012
	Wharf Real Estate Investment Co. Ltd.	259,000	619,411
	Wing Tai Properties Ltd.	18,000	3,376
*	Yunfeng Financial Group Ltd.	28,000	4,872
*	Zhaobangji Lifestyle Holdings Ltd.	376,000	6,699
TOTAL HONG KONG			29,371,833
IRELAND — (0.7%)
	AIB Group PLC	722,280	4,854,488
	Bank of Ireland Group PLC	414,757	4,869,851
	C&C Group PLC	188,276	345,828
	Cairn Homes PLC	358,413	789,594
	Dalata Hotel Group PLC	45,332	259,818
	DCC PLC	49,545	3,238,155
	FBD Holdings PLC (FBD ID)	14,225	207,366
*	Flutter Entertainment PLC	11,279	2,737,601
		Shares	Value»
IRELAND — (Continued)
	Glanbia PLC (GLB ID)	53,426	$691,610
*Ω	Glenveagh Properties PLC	263,160	493,227
	Grafton Group PLC, CDI	71,709	868,042
	Greencore Group PLC	170,785	421,140
*	James Hardie Industries PLC (JHX AU), CDI	113,015	2,652,710
	Kerry Group PLC (KYGA ID), Class A	11,394	1,206,189
	Kingspan Group PLC (KSP ID)	44,267	3,735,445
*	Permanent TSB Group Holdings PLC	6,807	11,916
	Smurfit WestRock PLC	16,341	686,649
TOTAL IRELAND			28,069,629
ISRAEL — (0.7%)
*	AFI Properties Ltd.	6,869	347,457
	Africa Israel Residences Ltd.	1,645	108,833
*	Airport City Ltd.	15,757	234,209
*	Allot Ltd.	5,136	30,345
	Alony Hetz Properties & Investments Ltd.	16,750	139,905
	Altshuler Shaham Finance Ltd.	9,944	14,241
	Amos Luzon Development & Energy Group Ltd.	25,438	19,309
	Arad Ltd.	4,385	62,130
*	Ashdod Refinery Ltd.	1,321	21,711
	Ashtrom Group Ltd.	11,089	174,387
	Atreyu Capital Markets Ltd.	794	15,497
	AudioCodes Ltd. (AUDC IT)	772	7,297
	AudioCodes Ltd. (AUDC US)	6,136	57,556
	Aura Investments Ltd.	53,611	281,114
	Automatic Bank Services Ltd.	3,721	23,006
*	Avgol Industries 1953 Ltd.	36,631	15,304
	Ayalon Holdings Ltd.	1,303	17,836

67

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Azorim-Investment Development & Construction Co. Ltd.	17,797	$82,005
	Bank Hapoalim BM	102,634	1,505,496
	Bank Leumi Le-Israel BM	157,351	2,234,546
*	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	268,599
	Bezeq The Israeli Telecommunication Corp. Ltd.	313,188	476,245
*	Big Shopping Centers Ltd.	954	139,295
	Blue Square Real Estate Ltd.	1,661	141,453
*	Brainsway Ltd. (BWAY IT)	3,680	16,510
#	Camtek Ltd.	1,965	130,485
	Carasso Motors Ltd.	14,778	113,814
	Clal Insurance Enterprises Holdings Ltd.	31,127	854,066
#*	Compugen Ltd.	14,192	20,450
	Danel Adir Yeoshua Ltd.	2,260	244,250
	Danya Cebus Ltd.	2,199	63,445
	Delta Galil Ltd.	4,359	205,541
	Delta Israel Brands Ltd.	1,130	25,478
	Diplomat Holdings Ltd.	790	9,093
	Direct Finance of Direct Group 2006 Ltd.	128	19,052
*	Dor Alon Energy in Israel 1988 Ltd.	1,328	42,990
*	Doral Group Renewable Energy Resources Ltd.	55,139	183,534
	Duniec Brothers Ltd.	246	14,837
#	E&M Computing Ltd.	5,670	14,079
	Elbit Systems Ltd. (ESLT US)	1,786	709,917
	Electra Consumer Products 1970 Ltd.	4,431	122,032
#	Electra Ltd.	908	480,321
	Electra Real Estate Ltd.	4,172	51,773
*	Ellomay Capital Ltd.	2,313	33,683
	Energix-Renewable Energies Ltd.	72,572	214,930
		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy Ltd. (ENLT IT)	20,678	$334,918
*	Enlight Renewable Energy Ltd. (ENLT US)	11,932	194,611
	First International Bank of Israel Ltd.	8,433	463,177
	FMS Enterprises Migun Ltd.	1,725	83,220
	Formula Systems 1985 Ltd. (FORTY IT)	3,085	272,377
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	1,495	129,482
	Fox Wizel Ltd.	3,912	329,030
	Gav-Yam Lands Corp. Ltd.	14,852	132,042
*	Gilat Satellite Networks Ltd.	1,534	9,731
*	Hagag Group Real Estate Development	15,231	70,030
	Harel Insurance Investments & Financial Services Ltd.	34,522	573,823
	Hilan Ltd.	6,150	392,650
	Hiper Global Ltd.	5,670	24,542
	ICL Group Ltd.	40,955	273,392
	IDI Insurance Co. Ltd.	4,267	199,831
*	IES Holdings Ltd.	1,251	74,537
	Ilex Medical Ltd.	2,010	33,304
	Inrom Construction Industries Ltd.	23,884	100,104
	Isracard Ltd.	70,682	332,860
	Israel Canada TR Ltd.	34,847	113,426
	Israel Shipyards Industries Ltd.	1,109	40,134
*	Israir Group Ltd.	35,939	20,986
	Isras Investment Co. Ltd.	699	150,749
	Isrotel Ltd.	952	19,251
	Kamada Ltd. (KMDA IT)	4,386	28,556
	Kvutzat Acro Ltd.	7,152	96,679
	Land Development Nimrodi Group Ltd.	7,139	56,096
#	Lapidoth Capital Ltd.	2,897	49,942

68

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	M Yochananof & Sons Ltd.	2,246	$151,900
	Magic Software Enterprises Ltd. (MGIC IT)	312	4,315
	Magic Software Enterprises Ltd. (MGIC US)	20,236	280,066
*	Malam - Team Ltd.	1,445	29,519
	Matrix IT Ltd.	13,031	318,960
	Max Stock Ltd.	15,933	60,879
	Maytronics Ltd.	9,928	11,226
	Mediterranean Towers Ltd.	19,996	60,543
	Mega Or Holdings Ltd.	5,424	184,427
	Melisron Ltd.	3,104	264,080
	MENIF - Financial Services Ltd.	9,819	50,087
	Menora Mivtachim Holdings Ltd.	10,987	581,948
	Meshulam Levinstein Contracting & Engineering Ltd.	498	52,819
	Mivne Real Estate KD Ltd.	106,523	310,810
	Mivtach Shamir Holdings Ltd.	800	55,379
	Nawi Group Ltd.	2,062	28,137
*	Nayax Ltd.	808	33,923
	Neto Malinda Trading Ltd.	1,682	50,877
	Next Vision Stabilized Systems Ltd.	16,681	439,409
*	Nice Ltd. (NICE IT)	528	82,486
#*	Nice Ltd. (NICE US), Sponsored ADR	4,410	687,321
	Novolog Ltd.	129,670	54,024
	Oil Refineries Ltd.	976,151	245,086
	One Software Technologies Ltd.	16,381	309,473
*	OY Nofar Energy Ltd.	2,907	68,040
	Palram Industries 1990 Ltd.	5,815	123,731
#	Partner Communications Co. Ltd.	65,428	434,684
	Paz Retail & Energy Ltd.	6,028	851,190
#*	Perion Network Ltd.	13,706	129,360
	Phoenix Financial Ltd.	78,881	1,553,407
	Plasson Industries Ltd.	847	46,477
		Shares	Value»
ISRAEL — (Continued)
	Plus500 Ltd.	60,436	$2,477,411
	Polyram Plastic Industries Ltd.	14,681	39,816
	Prashkovsky Investments & Construction Ltd.	1,245	32,083
*	Priortech Ltd.	1,051	42,697
#	Qualitau Ltd.	1,588	89,193
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	291,353
*	Rani Zim Shopping Centers Ltd.	20,347	24,826
	Rapac Communication & Infrastructure Ltd.	1,869	21,610
	Retailors Ltd.	4,734	97,710
	Sano-Brunos Enterprises Ltd.	805	71,251
*	Scope Metals Group Ltd.	3,137	108,427
*	Shikun & Binui Soltec Renewable Energy	40,195	26,037
	Shufersal Ltd.	60,356	565,105
	Summit Real Estate Holdings Ltd.	14,714	217,045
	Tadiran Group Ltd.	1,128	62,624
*	TAT Technologies Ltd.	916	25,244
	Telsys Ltd.	818	38,541
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	37,384	579,700
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	59,061	916,036
	Tiv Taam Holdings 1 Ltd.	6,800	14,292
	Turpaz Industries Ltd.	5,911	43,083
*	Veridis Environment Ltd.	4,021	25,940
	Victory Supermarket Chain Ltd.	2,615	31,284
	Villar International Ltd.	206	9,571
	YD More Investments Ltd.	9,397	41,799
	YH Dimri Construction & Development Ltd.	2,970	250,609
TOTAL ISRAEL			28,285,406

69

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (2.0%)
	A2A SpA	288,723	$734,300
*	Abitare In SpA	2,232	8,119
	ACEA SpA	27,501	646,071
	Amplifon SpA	56,962	1,090,193
	Arnoldo Mondadori Editore SpA	81,401	198,123
	Ascopiave SpA	41,478	155,225
	Avio SpA	3,269	71,044
	Azimut Holding SpA	69,440	1,929,677
	B&C Speakers SpA	956	16,529
	Banca Generali SpA	29,500	1,750,168
	Banca IFIS SpA	10,903	273,188
	Banca Mediolanum SpA	89,019	1,330,821
	Banca Monte dei Paschi di Siena SpA	23,608	199,648
	Banca Popolare di Sondrio SpA	42,186	528,628
Ω	Banca Sistema SpA	11,045	20,693
	Banco BPM SpA	124,140	1,385,715
	BasicNet SpA	14,461	121,464
Ω	BFF Bank SpA	86,415	818,679
#	Biesse SpA	4,084	32,694
	BPER Banca SpA	452,881	3,678,337
#	Brunello Cucinelli SpA	13,427	1,515,904
	Cairo Communication SpA	29,771	97,259
Ω	Carel Industries SpA	7,220	144,707
	Cembre SpA	670	37,053
*	CIR SpA-Compagnie Industriali	136,243	90,391
	Comer Industries SpA	320	10,774
	Credito Emiliano SpA	22,111	303,978
	Datalogic SpA	6,610	31,980
	Emak SpA	20,039	17,947
Ω	Enav SpA	41,833	185,244
	Enel SpA	630,087	5,462,207
#	ERG SpA	3,595	73,546
*	Esprinet SpA	19,730	117,826
#	Ferretti SpA	27,158	77,764
	Fila SpA	7,599	99,002
	FinecoBank Banca Fineco SpA	345,969	6,923,160
#	FNM SpA	22,102	10,018
*	Garofalo Health Care SpA	4,444	27,185
	Gefran SpA	856	8,858
	GPI SpA	2,000	20,887
	Hera SpA	510,606	2,417,324
#	IMMSI SpA	75,654	42,813
	Intercos SpA	8,316	125,174
	Interpump Group SpA	12,616	432,701
	Intesa Sanpaolo SpA	1,461,393	7,801,331
		Shares	Value»
ITALY — (Continued)
	Iren SpA	103,840	$296,456
	Italgas SpA	229,375	1,884,549
#	Italian Sea Group SpA	2,613	16,726
	Italmobiliare SpA	4,148	115,487
	Leonardo SpA	48,967	2,545,712
	LU-VE SpA	1,230	39,791
	Maire SpA	82,336	889,274
#	MARR SpA	11,918	131,841
	Mediobanca Banca di Credito Finanziario SpA	184,020	3,763,949
	Moncler SpA	64,956	4,009,141
#*Ω	Nexi SpA	144,818	845,890
Ω	OVS SpA	100,260	361,865
	Pharmanutra SpA	1,644	100,690
#	Piaggio & C SpA	34,873	68,458
	PRADA SpA	132,100	824,813
	Prysmian SpA	30,244	1,661,370
	Recordati Industria Chimica e Farmaceutica SpA	30,527	1,801,347
	Reply SpA	8,787	1,568,738
*	Revo SpA	3,451	54,066
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	68,097
#*	Safilo Group SpA	87,662	71,679
#*	Saipem SpA	1,135,846	2,623,769
#	Salvatore Ferragamo SpA	10,503	65,805
#	Sanlorenzo SpA	6,170	198,079
	Sesa SpA	4,115	347,797
	Snam SpA	325,204	1,866,502
#	Sogefi SpA	10,917	25,675
	SOL SpA	17,027	777,396
	Spaxs SpA	23,291	92,002
	Tamburi Investment Partners SpA	40,366	345,555
Ω	Technogym SpA	54,150	731,720
*	Telecom Italia SpA (TIT IM)	3,623,263	1,434,937
*	Telecom Italia SpA (TITR IM)	1,598,949	711,162
	Terna - Rete Elettrica Nazionale	79,454	790,075
	Tinexta SpA	4,730	50,441
	TXT e-solutions SpA	4,111	146,963
	Unipol Assicurazioni SpA	168,219	3,017,289
#	Webuild SpA	155,398	563,794
#	Zignago Vetro SpA	1,524	15,330
TOTAL ITALY			75,988,579

70

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (18.7%)
	&Do Holdings Co. Ltd.	2,700	$25,831
	A&D HOLON Holdings Co. Ltd.	8,800	110,137
	AB & Company Co. Ltd.	3,400	21,572
	ABC-Mart, Inc.	25,000	464,949
#*	Access Co. Ltd.	4,000	21,550
	Achilles Corp.	6,500	61,319
	Acom Co. Ltd.	98,800	276,848
	AD Works Group Co. Ltd.	19,300	35,715
	Adastria Co. Ltd.	11,900	243,140
	ADEKA Corp.	42,500	766,144
#	Ad-sol Nissin Corp.	7,800	55,158
	Advan Group Co. Ltd.	8,700	49,529
	Advanced Media, Inc.	3,000	18,556
	Advantest Corp.	127,000	5,313,164
	Adventure, Inc.	700	18,483
	Adways, Inc.	5,500	10,195
	Aeon Co. Ltd.	94,499	2,794,446
	Aeon Fantasy Co. Ltd.	2,500	41,199
	AEON Financial Service Co. Ltd.	29,600	244,938
#	Aeon Hokkaido Corp.	15,400	94,288
#	Aeon Kyushu Co. Ltd.	1,900	33,752
	Aeon Mall Co. Ltd.	16,700	320,433
	Ai Holdings Corp.	9,300	137,623
	Aica Kogyo Co. Ltd.	20,600	477,597
#	Aichi Corp.	13,000	116,994
#	Aichi Steel Corp.	8,200	483,313
	Aichi Tokei Denki Co. Ltd.	2,000	27,533
	Aida Engineering Ltd.	22,000	136,523
#	Ain Holdings, Inc.	13,200	508,785
	Aiphone Co. Ltd.	3,600	63,370
	Air Water, Inc.	57,300	781,366
#	Airman Corp.	9,300	120,855
	Airtech Japan Ltd.	2,700	19,926
	Airtrip Corp.	4,100	27,091
	Aisan Industry Co. Ltd.	14,500	195,969
	AIT Corp.	8,400	103,218
	Ajis Co. Ltd.	2,400	43,278
	Akatsuki Corp.	10,000	34,107
	Akatsuki, Inc.	2,500	60,956
#*	Akebono Brake Industry Co. Ltd.	30,700	22,152
	Akita Bank Ltd.	4,200	71,894
	Albis Co. Ltd.	3,200	66,652
	Alconix Corp.	1,300	14,040
	Alfresa Holdings Corp.	79,900	1,206,181
	Alinco, Inc.	5,700	40,195
		Shares	Value»
JAPAN — (Continued)
#	Alleanza Holdings Co. Ltd.	5,900	$42,871
	Almado, Inc.	1,000	7,784
	Alpen Co. Ltd.	6,900	114,992
#	Alpha Systems, Inc.	3,400	77,788
	Alps Alpine Co. Ltd.	63,516	645,211
#	Altech Corp.	13,900	261,094
	Amada Co. Ltd.	114,800	1,149,496
	Amano Corp.	22,200	646,378
#	Amiyaki Tei Co. Ltd.	4,800	48,157
#	Amuse, Inc.	1,300	14,758
	Amvis Holdings, Inc.	13,500	43,470
#	Anabuki Kosan, Inc.	2,300	35,420
	Anest Iwata Corp.	17,000	132,870
	Anicom Holdings, Inc.	13,071	54,563
*	Anrakutei Co. Ltd.	400	19,763
	Anycolor, Inc.	7,500	193,378
	Aoyama Trading Co. Ltd.	8,900	127,806
	Aoyama Zaisan Networks Co. Ltd.	15,000	202,904
	Arakawa Chemical Industries Ltd.	9,100	67,666
	Arata Corp.	12,400	276,319
	ARCLANDS Corp.	7,819	95,049
	Arcs Co. Ltd.	15,523	312,303
	ARE Holdings, Inc.	41,100	510,630
	Arealink Co. Ltd.	10,800	166,146
	Argo Graphics, Inc.	6,100	215,666
	Artience Co. Ltd.	26,000	536,554
	Artnature, Inc.	4,600	25,759
	Artner Co. Ltd.	4,500	59,287
	As One Corp.	26,500	419,989
	Asahi Co. Ltd.	6,200	59,995
	Asahi Diamond Industrial Co. Ltd.	14,700	75,991
	Asahi Group Holdings Ltd.	117,397	1,622,695
	Asahi Intelligence Service Co. Ltd.	1,400	9,791
	Asahi Kasei Corp.	370,600	2,582,615
#	Asahi Kogyosha Co. Ltd.	11,200	167,252
	Asahi Net, Inc.	11,600	56,222
#	Asahi Yukizai Corp.	9,500	249,000
	Asanuma Corp.	25,000	131,556
	Asics Corp.	149,600	3,215,509
	ASKA Pharmaceutical Holdings Co. Ltd.	3,600	58,722
#	ASKUL Corp.	21,200	225,642
	Astellas Pharma, Inc.	266,500	2,668,770
	Astena Holdings Co. Ltd.	14,100	47,731
	Atrae, Inc.	4,800	23,621
#	Aucnet, Inc.	12,800	111,397

71

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Autobacs Seven Co. Ltd.	33,600	$348,684
	Aval Data Corp.	1,300	18,241
	Avant Group Corp.	8,900	110,968
	Avex, Inc.	4,000	36,908
	Axial Retailing, Inc.	20,400	155,184
	Azbil Corp.	157,200	1,353,695
#	AZ-COM MARUWA Holdings, Inc.	17,500	161,887
	AZOOM Co. Ltd.	900	49,233
	Bandai Namco Holdings, Inc.	107,900	3,749,797
	Bando Chemical Industries Ltd.	8,500	88,847
#*	Bank of Innovation, Inc.	900	65,672
	Bank of Saga Ltd.	3,300	50,463
	Base Co. Ltd.	4,900	106,530
*	baudroie, Inc.	300	11,910
	BayCurrent, Inc.	43,600	2,349,324
#	Beauty Garage, Inc.	3,800	39,752
#	Beenos, Inc.	4,900	137,071
	Belc Co. Ltd.	4,700	232,425
	Bell System24 Holdings, Inc.	19,100	158,065
	Belluna Co. Ltd.	13,273	90,972
#	Bewith, Inc.	2,200	25,895
	Bic Camera, Inc.	34,600	371,036
	BIPROGY, Inc.	39,200	1,280,200
	B-Lot Co. Ltd.	2,000	18,479
	BML, Inc.	6,708	139,917
#	Bookoff Group Holdings Ltd.	2,900	30,533
#	Br Holdings Corp.	8,900	20,970
#	BrainPad, Inc.	7,200	53,458
#	BRONCO BILLY Co. Ltd.	600	15,005
	Brother Industries Ltd.	40,700	715,244
	Buffalo, Inc.	1,700	24,603
	Bunka Shutter Co. Ltd.	27,200	389,402
	Business Brain Showa-Ota, Inc.	5,400	102,126
	Business Engineering Corp.	2,400	63,961
	BuySell Technologies Co. Ltd.	1,000	21,727
	C Uyemura & Co. Ltd.	5,000	323,580
	CAC Holdings Corp.	5,100	73,917
	Canon Electronics, Inc.	3,300	53,781
		Shares	Value»
JAPAN — (Continued)
	Canon Marketing Japan, Inc.	17,700	$626,578
#	Canon, Inc. (7751 JP)	41,700	1,286,851
	Canon, Inc. (CAJ US), Sponsored ADR	12,866	395,244
	Capcom Co. Ltd.	77,200	2,234,979
	Career Design Center Co. Ltd.	1,900	23,830
	Careerlink Co. Ltd.	4,900	73,553
#	Carenet, Inc.	13,100	67,495
	Carlit Co. Ltd.	10,600	79,610
	Casio Computer Co. Ltd.	42,700	333,938
	Cawachi Ltd.	6,000	117,522
	CDS Co. Ltd.	1,300	16,719
	Celsys, Inc.	16,700	151,786
	Central Automotive Products Ltd.	19,500	231,006
	Central Japan Railway Co.	45,275	952,760
	Central Security Patrols Co. Ltd.	3,900	73,610
#	Central Sports Co. Ltd.	1,100	18,487
#	Ceres, Inc.	3,300	50,004
#	Change Holdings, Inc.	33,200	315,226
	Charm Care Corp. KK	7,900	69,746
	Chiba Bank Ltd.	30,300	269,412
#	Chikaranomoto Holdings Co. Ltd.	1,800	16,210
#	Chino Corp.	3,100	41,647
	Chiyoda Co. Ltd.	5,400	46,220
	Chiyoda Integre Co. Ltd.	2,700	51,237
	Chofu Seisakusho Co. Ltd.	5,400	68,113
	Chori Co. Ltd.	1,600	40,588
	Chudenko Corp.	14,100	346,719
	Chugai Pharmaceutical Co. Ltd.	108,800	6,267,915
	Chugai Ro Co. Ltd.	3,400	90,318
	Chugoku Marine Paints Ltd.	23,700	344,236
	CKD Corp.	12,500	182,202
	CK-San-Etsu Co. Ltd.	2,300	59,471
	Cleanup Corp.	13,500	61,052
	Coca-Cola Bottlers Japan Holdings, Inc.	33,300	625,601
	COLOPL, Inc.	23,200	76,967

72

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Computer Engineering & Consulting Ltd.	5,000	$74,479
	Computer Institute of Japan Ltd.	16,560	54,051
	COMSYS Holdings Corp.	37,521	831,618
	Comture Corp.	10,400	121,521
	Concordia Financial Group Ltd.	81,100	524,551
	Copro-Holdings Co. Ltd.	900	10,544
#	Core Corp.	2,600	32,180
#	Corona Corp.	6,600	42,499
#	Cosel Co. Ltd.	13,300	100,211
	Cosmos Initia Co. Ltd.	4,300	36,764
#	Cosmos Pharmaceutical Corp.	21,800	1,402,603
#	Cota Co. Ltd.	6,189	61,899
	Create Restaurants Holdings, Inc.	17,600	171,574
	Create SD Holdings Co. Ltd.	10,847	231,111
	Creek & River Co. Ltd.	9,000	97,532
	Cresco Ltd.	14,200	119,334
#	Cross Cat Co. Ltd.	1,300	9,543
	CrowdWorks, Inc.	2,100	16,609
	CTI Engineering Co. Ltd.	13,400	223,567
	CTS Co. Ltd.	8,700	48,800
*	CUC, Inc.	3,200	25,160
	Curves Holdings Co. Ltd.	17,900	86,715
#*	Cyber Security Cloud, Inc.	1,300	15,584
	CyberAgent, Inc.	154,754	1,324,698
	Cybozu, Inc.	11,300	234,377
	Dai Nippon Printing Co. Ltd.	40,800	568,700
	Dai Nippon Toryo Co. Ltd.	14,600	129,850
	Dai-Dan Co. Ltd.	13,300	386,609
	Daido Steel Co. Ltd.	66,700	502,579
	Daifuku Co. Ltd.	75,400	1,994,667
#	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	119,872
	Daihen Corp.	3,600	158,848
#	Daiho Corp.	13,000	72,921
	Dai-Ichi Cutter Kogyo KK	3,000	29,132
		Shares	Value»
JAPAN — (Continued)
	Daiichi Jitsugyo Co. Ltd.	10,200	$163,231
	Daiichi Kensetsu Corp.	2,300	41,818
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	12,400	58,300
	Dai-ichi Life Holdings, Inc.	502,000	3,624,664
	Daiichi Sankyo Co. Ltd.	174,400	4,461,258
	Daiken Medical Co. Ltd.	4,300	14,345
	Daiki Aluminium Industry Co. Ltd.	15,300	100,463
	Daikin Industries Ltd.	24,300	2,768,334
	Daikokutenbussan Co. Ltd.	2,800	148,620
	Daikyonishikawa Corp.	9,400	37,514
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,850	145,115
	Daiseki Co. Ltd.	10,780	274,737
	Daisue Construction Co. Ltd.	4,800	68,861
	Daisyo Corp.	1,400	11,176
	Daito Pharmaceutical Co. Ltd.	1,760	25,656
	Daito Trust Construction Co. Ltd.	20,000	2,226,740
	Daitron Co. Ltd.	1,900	42,508
	Daiwa House Industry Co. Ltd.	117,300	4,244,257
	Daiwa Industries Ltd.	13,400	153,492
	Daiwa Securities Group, Inc.	124,300	817,387
	Daiwabo Holdings Co. Ltd.	35,700	604,509
	DCM Holdings Co. Ltd.	40,100	381,294
#*	DD GROUP Co. Ltd.	3,500	30,257
	Dear Life Co. Ltd.	22,000	171,756
#*	Demae-Can Co. Ltd.	10,300	17,232
#*	DeNA Co. Ltd.	4,100	110,846
#	Densan System Holdings Co. Ltd.	3,700	64,702
	Denso Corp.	100,500	1,297,649
	Dentsu Group, Inc.	34,400	721,234
	Dentsu Soken, Inc.	11,000	481,712
#	Denyo Co. Ltd.	8,200	135,080
	DIC Corp.	41,800	815,722

73

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Digital Arts, Inc.	5,100	$252,416
#	Digital Hearts Holdings Co. Ltd.	10,800	74,961
#	Digital Holdings, Inc.	4,300	41,636
	Digital Information Technologies Corp.	1,800	30,783
	Dip Corp.	22,200	322,577
	Disco Corp.	10,600	2,050,882
	DKK Co. Ltd.	2,600	34,428
	DKS Co. Ltd.	4,000	73,758
	DMG Mori Co. Ltd.	74,600	1,296,675
	DMS, Inc.	1,100	22,302
	DMW Corp.	300	8,577
	Doshisha Co. Ltd.	10,300	161,427
	Double Standard, Inc.	1,000	10,416
	Dowa Holdings Co. Ltd.	24,100	773,238
	DTS Corp.	20,500	583,058
	Duskin Co. Ltd.	17,500	460,000
	DyDo Group Holdings, Inc.	6,600	134,870
	Eagle Industry Co. Ltd.	6,900	88,917
#	Earth Corp.	6,700	241,266
#	EAT&HOLDINGS Co. Ltd.	3,100	45,003
	Ebara Corp.	154,200	2,316,359
	Ebara Foods Industry, Inc.	1,900	35,475
	Ebara Jitsugyo Co. Ltd.	4,200	105,255
	Ebase Co. Ltd.	9,600	35,886
#	Eco's Co. Ltd.	4,400	75,274
	EDION Corp.	34,000	453,728
	eGuarantee, Inc.	14,500	179,861
	Eisai Co. Ltd.	28,500	823,763
	Eizo Corp.	14,600	208,893
#	EJ Holdings, Inc.	5,000	56,439
	Elan Corp.	2,900	14,624
	Elecom Co. Ltd.	15,300	179,520
#	EM Systems Co. Ltd.	13,800	72,767
	en Japan, Inc.	20,900	239,982
	Endo Lighting Corp.	4,900	53,381
#	Envipro Holdings, Inc.	3,000	10,116
#	eRex Co. Ltd.	12,500	73,416
	ERI Holdings Co. Ltd.	1,200	18,199
	ES-Con Japan Ltd.	13,100	97,535
	Eslead Corp.	4,000	119,075
	ESPEC Corp.	4,200	67,061
	Eternal Hospitality Group Co. Ltd.	1,600	31,564
	EXEO Group, Inc.	85,900	1,003,066
	Ezaki Glico Co. Ltd.	9,400	310,128
	F&M Co. Ltd.	3,000	44,879
	FaithNetwork Co. Ltd.	1,400	19,186
		Shares	Value»
JAPAN — (Continued)
	FALCO HOLDINGS Co. Ltd.	2,800	$45,422
	FANUC Corp.	58,300	1,479,634
	Fast Fitness Japan, Inc.	1,400	14,596
	Fast Retailing Co. Ltd.	33,900	11,151,228
*	FDK Corp.	1,200	3,198
	Ferrotec Holdings Corp.	19,600	338,382
#	FFRI Security, Inc.	1,800	42,867
#	Fibergate, Inc.	6,000	41,579
	FIDEA Holdings Co. Ltd.	6,500	68,242
	Financial Partners Group Co. Ltd.	31,900	503,417
	FINDEX, Inc.	6,900	33,950
#	First Bank of Toyama Ltd.	8,100	62,424
#	Fixstars Corp.	10,300	126,539
	FJ Next Holdings Co. Ltd.	8,800	74,603
#	Focus Systems Corp.	3,300	25,672
	Forum Engineering, Inc.	5,200	38,080
#	Forval Corp.	2,800	28,648
	FP Corp.	25,700	554,199
#	France Bed Holdings Co. Ltd.	12,845	114,702
#	Freebit Co. Ltd.	2,300	24,487
	FTGroup Co. Ltd.	3,600	27,560
	Fudo Tetra Corp.	3,500	57,206
	Fuji Co. Ltd.	7,100	103,728
	Fuji Corp. (6134 JP)	18,500	275,114
	Fuji Corp. (7605 JP)	5,500	74,297
	Fuji Corp. Ltd.	15,400	75,912
	Fuji Electric Co. Ltd.	22,190	986,717
	Fuji Kosan Co. Ltd.	2,900	27,129
	Fuji Media Holdings, Inc.	16,281	337,137
#	Fuji Oil Co. Ltd.	21,900	42,488
	Fuji Pharma Co. Ltd.	3,600	34,548
	Fuji Seal International, Inc.	20,400	364,243
	Fuji Soft, Inc.	11,700	803,478
#	Fujikura Kasei Co. Ltd.	16,600	55,379
	Fujikura Ltd.	43,100	1,603,616
	Fujimi, Inc.	19,500	255,241
#	Fujio Food Group, Inc.	3,000	25,230
	Fujishoji Co. Ltd.	2,500	18,947
	Fujitsu Ltd.	171,000	3,798,843
	Fujiya Co. Ltd.	3,400	56,110

74

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukuda Corp.	3,400	$126,639
	Fukuda Denshi Co. Ltd.	6,100	258,882
	Fukui Bank Ltd.	4,938	60,653
	Fukui Computer Holdings, Inc.	5,000	123,578
	FULLCAST Holdings Co. Ltd.	13,700	153,365
	Fumakilla Ltd.	1,700	13,182
	Funai Soken Holdings, Inc.	21,750	347,713
	Furukawa Co. Ltd.	21,000	310,588
	Furukawa Electric Co. Ltd.	17,500	552,678
	Furuno Electric Co. Ltd.	3,300	58,803
	Furyu Corp.	10,100	65,997
	Fuso Chemical Co. Ltd.	9,400	228,093
	Futaba Industrial Co. Ltd.	20,200	111,787
	Future Corp.	20,500	258,488
	Fuyo General Lease Co. Ltd.	37,800	1,054,789
	G-7 Holdings, Inc.	11,500	114,849
#*	GA Technologies Co. Ltd.	8,400	84,371
	Gakken Holdings Co. Ltd.	9,800	69,110
	Gakkyusha Co. Ltd.	3,400	52,103
#	Gakujo Co. Ltd.	6,300	73,480
	Galilei Co. Ltd.	7,800	156,524
	Gecoss Corp.	7,500	61,264
	Genki Global Dining Concepts Corp.	5,200	119,979
	Genky DrugStores Co. Ltd.	8,600	220,529
	Geo Holdings Corp.	9,100	123,753
#	Gift Holdings, Inc.	2,000	50,731
	giftee, Inc.	11,100	120,621
	Giken Ltd.	3,200	32,112
	Global Link Management KK	1,000	13,516
#	GLOBERIDE, Inc.	6,700	87,858
	Glory Ltd.	24,300	427,867
	GLtechno Holdings, Inc.	1,630	31,939
	GMO Financial Gate, Inc.	1,600	59,965
#	GMO Financial Holdings, Inc.	20,500	110,358
	GMO GlobalSign Holdings KK	2,700	41,928
		Shares	Value»
JAPAN — (Continued)
	GMO internet group, Inc.	43,962	$1,033,777
	GMO Payment Gateway, Inc.	17,700	1,108,609
#*	GNI Group Ltd.	9,300	153,963
*	Gokurakuyu Holdings Co. Ltd.	5,600	19,363
#	Goldcrest Co. Ltd.	7,500	172,174
	Goldwin, Inc.	13,900	796,919
#	Gourmet Kineya Co. Ltd.	1,500	10,519
	Grandy House Corp.	7,300	28,170
	GREE Holdings, Inc.	32,600	122,411
	gremz, Inc.	5,400	89,378
	GS Yuasa Corp.	17,100	300,360
	GSI Creos Corp.	3,600	48,522
	G-Tekt Corp.	5,500	63,139
#	Gun-Ei Chemical Industry Co. Ltd.	2,100	46,047
	GungHo Online Entertainment, Inc.	16,510	349,361
	Gunma Bank Ltd.	35,300	294,393
	H.U. Group Holdings, Inc.	10,600	207,988
	H2O Retailing Corp.	27,160	371,487
#	Hagihara Industries, Inc.	6,700	67,836
	Hagiwara Electric Holdings Co. Ltd.	5,400	117,004
	Hakudo Co. Ltd.	1,400	21,059
	Hakuhodo DY Holdings, Inc.	102,900	773,645
	Halows Co. Ltd.	4,400	133,935
	Hamamatsu Photonics KK	64,700	598,287
	Hamee Corp.	1,300	10,867
	Handsman Co. Ltd.	300	1,693
	Hankyu Hanshin Holdings, Inc.	29,400	838,552
	Hanwa Co. Ltd.	24,300	805,663
	Happinet Corp.	11,900	446,603
	Hard Off Corp. Co. Ltd.	4,300	56,500
	Harima Chemicals Group, Inc.	7,600	42,600
	Haseko Corp.	99,000	1,413,979
#	Hashimoto Sogyo Holdings Co. Ltd.	4,800	41,738
	Hazama Ando Corp.	59,100	588,613
	Heiwa Corp.	14,600	227,261
	Heiwa Real Estate Co. Ltd.	7,500	247,154
	Heiwado Co. Ltd.	11,700	217,832
#	Hennge KK	4,600	55,266

75

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hibino Corp.	900	$14,718
#	Hibiya Engineering Ltd.	8,700	212,726
	Hikari Tsushin, Inc.	2,700	748,919
	Himacs Ltd.	2,480	21,931
	Hioki EE Corp.	4,700	187,402
	Hirakawa Hewtech Corp.	4,935	41,395
#	Hirano Tecseed Co. Ltd.	4,200	46,704
#	Hirata Corp.	12,000	123,814
	Hirose Electric Co. Ltd.	4,925	557,084
*	Hirose Tusyo, Inc.	1,400	40,771
#	Hiroshima Gas Co. Ltd.	26,300	65,234
#	HIS Co. Ltd.	36,600	436,198
	Hisaka Works Ltd.	8,100	57,851
	Hisamitsu Pharmaceutical Co., Inc.	7,224	219,198
	Hitachi Construction Machinery Co. Ltd.	56,000	1,673,553
	Hitachi Ltd. (6501 JP)	585,300	14,465,989
	Hochiki Corp.	4,700	80,440
#	Hodogaya Chemical Co. Ltd.	7,000	73,000
	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	49,807
	Hokkaido Gas Co. Ltd.	31,800	124,287
	Hokkan Holdings Ltd.	2,300	29,278
	Hokko Chemical Industry Co. Ltd.	10,800	92,498
#	Hokuetsu Corp.	31,300	239,551
	Hokuriku Electrical Construction Co. Ltd.	7,319	60,877
	Honda Motor Co. Ltd. (7267 JP)	330,900	3,366,821
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	25,574	780,263
	H-One Co. Ltd.	6,200	48,932
	Honeys Holdings Co. Ltd.	4,300	48,804
	Hoosiers Holdings Co. Ltd.	13,800	114,721
	Horiba Ltd.	18,100	1,237,168
	Hoshizaki Corp.	23,500	999,128
	Hosiden Corp.	9,200	123,521
	Hosokawa Micron Corp.	5,000	139,351
		Shares	Value»
JAPAN — (Continued)
#	Hotland Holdings Co. Ltd.	5,300	$80,734
	House Foods Group, Inc.	12,603	247,113
	Hulic Co. Ltd.	138,300	1,446,190
	IBJ, Inc.	7,000	31,991
	Ichigo, Inc.	22,800	61,487
	Ichiken Co. Ltd.	2,500	49,592
#	Ichikoh Industries Ltd.	7,500	20,652
	Ichinen Holdings Co. Ltd.	10,700	126,784
	Icom, Inc.	1,700	32,215
	ID Holdings Corp.	5,199	71,591
	Idec Corp.	10,200	163,415
	IDOM, Inc.	36,600	281,852
	IHI Corp.	16,000	1,253,314
	Iida Group Holdings Co. Ltd.	45,620	722,110
#	IKK Holdings, Inc.	4,500	24,929
	I'll, Inc.	3,300	53,764
	Imagica Group, Inc.	6,500	25,969
	i-mobile Co. Ltd.	24,300	93,739
#	Imuraya Group Co. Ltd.	800	13,810
	Inaba Denki Sangyo Co. Ltd.	18,400	484,715
	Inaba Seisakusho Co. Ltd.	4,300	51,203
	Inabata & Co. Ltd.	5,800	124,454
#	I-NE Co. Ltd.	2,400	27,534
	Ines Corp.	8,300	95,393
#	I-Net Corp.	3,900	52,852
	Infomart Corp.	83,100	221,498
	INFRONEER Holdings, Inc.	62,080	529,499
	Innotech Corp.	3,900	32,906
	Insource Co. Ltd.	14,400	92,205
#	Intage Holdings, Inc.	1,300	15,288
	Intelligent Wave, Inc.	3,200	24,063
	Internet Initiative Japan, Inc.	41,200	763,987
#	Inui Global Logistics Co. Ltd.	4,700	47,948
#	IPS, Inc.	3,300	48,672
	ISB Corp.	4,700	44,550
#	Ise Chemicals Corp.	900	140,704
	Iseki & Co. Ltd.	6,000	43,347
	Isetan Mitsukoshi Holdings Ltd.	9,800	125,974
#	Ishihara Chemical Co. Ltd.	3,900	56,980
	Ishihara Sangyo Kaisha Ltd.	4,100	50,522
#*	Istyle, Inc.	38,700	127,500
	Isuzu Motors Ltd.	290,000	3,900,046

76

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itfor, Inc.	15,000	$155,015
#	ITmedia, Inc.	6,200	67,216
#	Ito En Ltd.	25,991	621,815
	Itochu Enex Co. Ltd.	40,000	431,713
	Itochu-Shokuhin Co. Ltd.	3,000	202,742
	Itoki Corp.	17,500	220,076
#	Iwaki Co. Ltd.	4,300	73,031
	Izumi Co. Ltd.	8,500	195,695
	J Front Retailing Co. Ltd.	62,700	767,457
	J Trust Co. Ltd.	12,800	35,105
	JAC Recruitment Co. Ltd.	42,000	244,174
#*	Jade Group, Inc.	2,200	18,898
	JAFCO Group Co. Ltd.	31,200	525,378
	Japan Airport Terminal Co. Ltd.	17,600	506,228
#	Japan Cash Machine Co. Ltd.	6,000	43,062
*	Japan Communications, Inc.	51,700	58,057
#	Japan Electronic Materials Corp.	1,700	22,326
	Japan Elevator Service Holdings Co. Ltd.	23,600	510,212
	Japan Exchange Group, Inc.	60,400	671,996
	Japan Foundation Engineering Co. Ltd.	7,800	38,152
	Japan Investment Adviser Co. Ltd.	6,300	72,163
	Japan Lifeline Co. Ltd.	27,700	296,584
	Japan Material Co. Ltd.	24,700	207,065
	Japan Medical Dynamic Marketing, Inc.	8,100	31,686
	Japan Post Bank Co. Ltd.	143,900	1,479,572
	Japan Post Insurance Co. Ltd.	50,600	1,017,220
	Japan Property Management Center Co. Ltd.	9,500	77,845
	Japan Pulp & Paper Co. Ltd.	23,000	98,899
		Shares	Value»
JAPAN — (Continued)
#	Japan Pure Chemical Co. Ltd.	1,900	$37,983
	Japan Securities Finance Co. Ltd.	16,300	195,042
	Japan Steel Works Ltd.	7,800	321,400
	Japan System Techniques Co. Ltd.	6,800	89,316
	Japan Wool Textile Co. Ltd.	18,100	187,358
	JBCC Holdings, Inc.	18,400	154,357
	JCR Pharmaceuticals Co. Ltd.	4,400	15,337
	JCU Corp.	12,900	284,871
	JDC Corp.	15,700	52,882
	Jeol Ltd.	21,000	675,386
	JFE Systems, Inc.	5,600	62,197
	JGC Holdings Corp.	83,600	668,625
	Jichodo Co. Ltd.	300	20,316
	JINS Holdings, Inc.	4,600	288,481
	JINUSHI Co. Ltd.	7,600	109,577
	JK Holdings Co. Ltd.	5,600	39,945
	J-Lease Co. Ltd.	2,200	21,100
	JM Holdings Co. Ltd.	6,100	105,273
	JMS Co. Ltd.	2,400	7,694
	Joshin Denki Co. Ltd.	7,400	115,389
	Joyful Honda Co. Ltd.	9,600	136,214
	JP-Holdings, Inc.	12,800	56,834
	JSP Corp.	4,400	60,664
	JTEKT Corp.	48,000	370,707
*	Juki Corp.	10,400	28,998
	Justsystems Corp.	15,000	358,992
	JVCKenwood Corp.	83,620	624,062
	Kadokawa Corp.	21,303	572,888
	Kaga Electronics Co. Ltd.	20,800	372,546
	Kajima Corp.	65,701	1,568,797
	Kakaku.com, Inc.	54,900	970,954
	Kaken Pharmaceutical Co. Ltd.	4,700	133,817
#	Kamakura Shinsho Ltd.	12,400	40,994
	Kamigumi Co. Ltd.	24,600	602,196
	Kanaden Corp.	10,000	102,415
	Kanadevia Corp.	85,200	546,469
	Kanamic Network Co. Ltd.	5,500	16,100
#	Kanamoto Co. Ltd.	13,600	304,940
	Kandenko Co. Ltd.	47,700	945,537
	Kaneka Corp.	20,100	491,229
#	Kaneko Seeds Co. Ltd.	1,500	15,060
	Kanematsu Corp.	41,200	715,501
	Kanemi Co. Ltd.	1,000	22,615

77

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kanro, Inc.	1,600	$46,251
#	Kansai Paint Co. Ltd.	77,000	1,160,644
#	Kanto Denka Kogyo Co. Ltd.	6,690	40,581
#	Kappa Create Co. Ltd.	2,600	26,832
	Katakura Industries Co. Ltd.	6,900	104,311
	Katitas Co. Ltd.	32,100	465,099
	Kato Sangyo Co. Ltd.	13,900	486,294
	Kato Works Co. Ltd.	3,900	32,603
	Kawada Technologies, Inc.	4,200	95,301
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	30,606
	Kawasaki Heavy Industries Ltd.	34,133	2,036,090
	KDDI Corp.	357,800	6,341,507
#	KeePer Technical Laboratory Co. Ltd.	8,500	246,876
	Keihan Holdings Co. Ltd.	22,900	560,863
	Keihanshin Building Co. Ltd.	9,000	94,806
	Keikyu Corp.	48,700	506,804
	Keio Corp.	19,018	517,328
	KEIWA, Inc.	1,600	10,315
	Kewpie Corp.	21,900	498,122
	Keyence Corp.	19,200	8,027,357
	KH Neochem Co. Ltd.	4,865	86,221
#	Kibun Foods, Inc.	1,400	10,690
	Kikkoman Corp.	70,900	694,052
	Kimoto Co. Ltd.	12,900	20,885
	Kimura Chemical Plants Co. Ltd.	4,600	22,235
	Kinden Corp.	40,000	1,035,370
#	King Jim Co. Ltd.	4,300	26,238
	Kintetsu Department Store Co. Ltd.	3,200	44,727
	Kintetsu Group Holdings Co. Ltd.	35,100	755,790
	Kirin Holdings Co. Ltd.	107,400	1,624,605
	Kissei Pharmaceutical Co. Ltd.	6,800	178,459
#	Ki-Star Real Estate Co. Ltd.	4,100	142,331
	Kitagawa Corp.	2,700	23,470
#	Kita-Nippon Bank Ltd.	1,500	32,129
	Kitano Construction Corp.	1,200	36,073
#	Kitanotatsujin Corp.	10,100	10,144
		Shares	Value»
JAPAN — (Continued)
	Kitz Corp.	23,100	$176,175
	Koa Shoji Holdings Co. Ltd.	1,600	7,579
#	Koatsu Gas Kogyo Co. Ltd.	1,700	11,272
#	Kobayashi Pharmaceutical Co. Ltd.	14,400	549,359
	Koei Tecmo Holdings Co. Ltd.	28,000	480,349
	Kohnan Shoji Co. Ltd.	10,200	268,758
	Kohsoku Corp.	6,000	89,083
#	Koike-ya, Inc.	600	19,604
	Koito Manufacturing Co. Ltd.	70,600	855,146
	Kojima Co. Ltd.	11,500	85,123
#	Kokusai Electric Corp.	48,000	886,327
	Kokuyo Co. Ltd.	32,500	666,002
	Komatsu Ltd.	178,100	5,150,574
	Komatsu Matere Co. Ltd.	11,300	60,991
	Komatsu Wall Industry Co. Ltd.	5,200	64,642
	KOMEDA Holdings Co. Ltd.	20,300	410,342
	Komehyo Holdings Co. Ltd.	3,100	62,358
	Komeri Co. Ltd.	9,100	193,919
	Komori Corp.	21,600	192,366
	Konami Group Corp.	22,500	3,213,358
	Kondotec, Inc.	5,200	52,179
*	Konica Minolta, Inc.	118,300	363,099
	Konishi Co. Ltd.	40,000	314,246
	Konoike Transport Co. Ltd.	6,500	119,338
#	Konoshima Chemical Co. Ltd.	3,700	33,442
#	Kosaido Holdings Co. Ltd.	14,000	48,483
	Kose Corp.	10,959	472,672
#	Kotobuki Spirits Co. Ltd.	39,200	583,467
#*	Kourakuen Corp.	6,300	45,997
	Kozo Keikaku Engineering Holdings, Inc.	3,600	64,779
	KPP Group Holdings Co. Ltd.	9,600	43,897
	Krosaki Harima Corp.	4,000	70,216
	KRS Corp.	4,200	53,913
	K's Holdings Corp.	41,476	397,217
	KU Holdings Co. Ltd.	5,300	40,219

78

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kubota Corp. (6326 JP)	223,300	$2,594,833
	Kumagai Gumi Co. Ltd.	15,400	458,925
	Kumiai Chemical Industry Co. Ltd.	39,800	212,508
	Kunimine Industries Co. Ltd.	3,100	22,178
#	Kura Sushi, Inc.	5,000	111,531
#	Kureha Corp.	21,300	372,821
	Kurimoto Ltd.	5,200	172,173
	Kurita Water Industries Ltd.	41,291	1,367,048
	Kuriyama Holdings Corp.	9,700	89,232
#	Kusuri No. Aoki Holdings Co. Ltd.	27,100	645,410
	Kyodo Printing Co. Ltd.	10,400	77,464
	Kyoei Steel Ltd.	17,300	243,849
	Kyokuto Boeki Kaisha Ltd.	6,600	71,933
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	270,443
	Kyokuyo Co. Ltd.	5,700	168,087
	Kyorin Pharmaceutical Co. Ltd.	11,000	113,733
	Kyosan Electric Manufacturing Co. Ltd.	21,800	73,118
#	Kyowa Electronic Instruments Co. Ltd.	3,500	12,307
	Kyowa Kirin Co. Ltd.	40,336	629,831
	Kyowa Leather Cloth Co. Ltd.	5,700	27,250
	Kyudenko Corp.	16,900	567,655
	Kyushu Leasing Service Co. Ltd.	4,700	34,470
	Kyushu Railway Co.	26,200	678,091
	LA Holdings Co. Ltd.	1,700	82,143
	Lacto Japan Co. Ltd.	1,500	36,963
#	Lasertec Corp.	16,600	1,543,307
	Leopalace21 Corp.	128,100	524,794
	Life Corp.	18,800	272,324
	Lifedrink Co., Inc.	7,600	90,449
	LIFULL Co. Ltd.	46,600	49,455
#	LIKE, Inc.	6,900	72,536
	Link & Motivation, Inc.	13,000	52,160
	Lintec Corp.	18,100	346,230
	Lion Corp.	37,400	458,410
#	LITALICO, Inc.	4,800	41,928
	Lixil Corp.	61,800	728,227
		Shares	Value»
JAPAN — (Continued)
#	Loadstar Capital KK	4,300	$76,452
	Look Holdings, Inc.	1,900	32,485
#*	Luckland Co. Ltd.	800	9,474
	LY Corp.	305,832	1,156,663
*	M3, Inc.	92,470	1,158,888
	Mabuchi Motor Co. Ltd.	25,200	368,151
#	Macbee Planet, Inc.	700	13,983
	Macnica Holdings, Inc.	87,900	1,222,115
	Maeda Kosen Co. Ltd.	9,400	134,008
	Maezawa Industries, Inc.	4,100	40,344
	Maezawa Kasei Industries Co. Ltd.	4,500	55,104
	Maezawa Kyuso Industries Co. Ltd.	7,400	64,863
	Makino Milling Machine Co. Ltd.	10,600	835,826
	Makita Corp. (6586 JP)	37,300	1,090,803
#	Mammy Mart Corp.	800	31,317
#	Management Solutions Co. Ltd.	4,400	59,576
	Mandom Corp.	10,500	100,170
	Mani, Inc.	28,500	229,507
	MarkLines Co. Ltd.	3,900	62,379
#	Marubun Corp.	7,100	46,064
#	Maruchiyo Yamaokaya Corp.	1,800	56,030
	Maruha Nichiro Corp.	20,800	475,269
	Maruichi Steel Tube Ltd.	12,600	297,661
	MARUKA FURUSATO Corp.	11,041	177,248
	Maruyama Manufacturing Co., Inc.	700	9,713
	Maruzen Co. Ltd.	4,500	103,665
	Maruzen Showa Unyu Co. Ltd.	3,400	142,952
	Marvelous, Inc.	4,100	13,601
#	Matching Service Japan Co. Ltd.	3,600	22,949
	Matsuda Sangyo Co. Ltd.	5,600	142,444
	Matsui Construction Co. Ltd.	10,300	69,872
	Matsui Securities Co. Ltd.	54,700	282,073
	MatsukiyoCocokara & Co.	97,060	1,781,694
	Matsuya Co. Ltd.	7,000	44,210

79

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Matsuyafoods Holdings Co. Ltd.	2,100	$87,386
	Max Co. Ltd.	10,000	294,920
	Maxvalu Tokai Co. Ltd.	4,000	84,875
	Mazda Motor Corp.	257,799	1,541,331
	MCJ Co. Ltd.	25,100	234,655
	MEC Co. Ltd.	10,300	170,467
#	Media Do Co. Ltd.	4,300	52,653
#	Medical System Network Co. Ltd.	10,545	34,698
	Medikit Co. Ltd.	1,500	25,898
	Medipal Holdings Corp.	92,100	1,560,697
#	Medius Holdings Co. Ltd.	6,200	41,920
#*	Medley, Inc.	4,900	118,215
	MedPeer, Inc.	6,100	19,698
	Megachips Corp.	5,100	165,935
	Meidensha Corp.	14,000	384,615
#	Meiho Facility Works Ltd.	1,900	11,868
	Meiji Electric Industries Co. Ltd.	3,900	42,017
	MEIJI Holdings Co. Ltd.	30,052	738,884
	Meisei Industrial Co. Ltd.	16,000	156,979
	MEITEC Group Holdings, Inc.	36,300	745,079
	Meiwa Corp.	9,600	45,894
	Meiwa Estate Co. Ltd.	4,200	27,574
	Menicon Co. Ltd.	14,600	144,458
*	Mercari, Inc.	58,300	944,766
	Mercuria Holdings Co. Ltd.	3,100	18,016
	METAWATER Co. Ltd.	5,400	77,026
	Mie Kotsu Group Holdings, Inc.	8,400	29,411
#	Migalo Holdings, Inc.	7,000	100,801
	Milbon Co. Ltd.	9,600	182,543
	MIMAKI ENGINEERING Co. Ltd.	10,700	108,509
	Minebea Mitsumi, Inc.	63,341	928,327
#	Mirai Industry Co. Ltd.	3,300	82,065
	Mirait One Corp.	40,000	629,041
	Mirarth Holdings, Inc.	49,500	171,326
	Miroku Jyoho Service Co. Ltd.	7,297	94,729
	MISUMI Group, Inc.	47,800	669,642
		Shares	Value»
JAPAN — (Continued)
	Mitani Corp.	11,200	$148,291
#	Mitani Sangyo Co. Ltd.	12,600	30,896
	Mitani Sekisan Co. Ltd.	1,100	52,189
	Mitsuba Corp.	8,400	49,327
	Mitsubishi Chemical Group Corp.	256,000	1,244,558
	Mitsubishi Electric Corp.	190,600	3,687,232
	Mitsubishi Estate Co. Ltd.	124,600	2,188,721
	Mitsubishi Gas Chemical Co., Inc.	60,000	914,188
	Mitsubishi HC Capital, Inc.	461,500	3,264,714
	Mitsubishi Heavy Industries Ltd.	321,000	6,327,822
	Mitsubishi Kakoki Kaisha Ltd.	4,500	40,054
	Mitsubishi Logisnext Co. Ltd.	19,300	271,104
	Mitsubishi Logistics Corp.	99,995	690,104
	Mitsubishi Motors Corp.	290,200	803,393
#	Mitsubishi Pencil Co. Ltd.	13,300	206,402
	Mitsubishi Research Institute, Inc.	4,000	125,605
	Mitsubishi Shokuhin Co. Ltd.	9,300	348,161
	Mitsubishi Steel Manufacturing Co. Ltd.	2,600	28,666
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	671,400	8,459,050
	Mitsui Chemicals, Inc.	31,500	692,203
	Mitsui E&S Co. Ltd.	47,200	602,240
	Mitsui Fudosan Co. Ltd.	247,500	2,452,885
	Mitsui Mining & Smelting Co. Ltd.	14,000	380,618
#	Mitsui-Soko Holdings Co. Ltd.	24,600	507,037
	Mitsuuroko Group Holdings Co. Ltd.	21,100	266,525
	Miura Co. Ltd.	17,500	372,758
	MIXI, Inc.	16,400	364,403
	Miyaji Engineering Group, Inc.	7,200	92,287

80

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mizuho Financial Group, Inc. (8411 JP)	51,100	$1,277,646
	Mizuho Leasing Co. Ltd.	71,800	529,023
	Mizuho Medy Co. Ltd.	3,600	37,996
	Mizuno Corp.	26,700	476,522
	Mochida Pharmaceutical Co. Ltd.	6,298	136,332
	Modec, Inc.	19,300	585,713
	MonotaRO Co. Ltd.	88,500	1,702,109
	MORESCO Corp.	2,300	18,888
	Morinaga & Co. Ltd.	22,000	392,257
	Morinaga Milk Industry Co. Ltd.	20,600	489,510
#	Moriroku Co. Ltd.	4,200	64,801
	Morita Holdings Corp.	13,200	196,960
	Morito Co. Ltd.	7,100	70,864
	Morozoff Ltd.	1,800	22,525
	MOS Food Services, Inc.	2,900	75,172
#	MrMax Holdings Ltd.	11,600	54,836
	MS&AD Insurance Group Holdings, Inc.	177,456	4,033,539
	Mugen Estate Co. Ltd.	8,500	131,889
	m-up Holdings, Inc.	13,200	174,500
#	Murakami Corp.	2,000	77,656
	Muto Seiko Co.	800	8,072
	Nabtesco Corp.	18,800	282,170
#	NAC Co. Ltd.	7,200	30,744
	Nachi-Fujikoshi Corp.	4,100	87,772
#	Nafco Co. Ltd.	6,100	77,534
#	Nagano Keiki Co. Ltd.	4,800	63,593
	Nagase & Co. Ltd.	51,700	910,623
	Nagase Brothers, Inc.	3,400	43,787
	Nagawa Co. Ltd.	600	25,839
	Nagoya Railroad Co. Ltd.	44,000	536,588
#	Nakabayashi Co. Ltd.	10,000	36,191
	Nakakita Seisakusho Co. Ltd.	500	11,107
	Nakamoto Packs Co. Ltd.	1,600	19,067
	Nakanishi, Inc.	15,900	207,581
#	Nakano Corp.	6,500	36,439
	Nakano Refrigerators Co. Ltd.	400	15,129
#	Namura Shipbuilding Co. Ltd.	20,000	282,232
	Nanyo Corp.	2,400	19,882
		Shares	Value»
JAPAN — (Continued)
	Nasu Denki Tekko Co. Ltd.	500	$44,790
	Natori Co. Ltd.	3,300	47,596
#	NCD Co. Ltd./Shinagawa	2,000	37,760
	NEC Capital Solutions Ltd.	6,000	170,217
	NEC Corp.	124,700	3,035,549
*	Net Protections Holdings, Inc.	7,500	24,525
#	New Art Holdings Co. Ltd.	2,860	27,803
#	New Cosmos Electric Co. Ltd.	200	3,265
#	Nexon Co. Ltd.	47,600	746,828
#	Nextage Co. Ltd.	22,900	285,421
	NHK Spring Co. Ltd.	83,400	926,846
	Nicca Chemical Co. Ltd.	3,100	28,717
	Nice Corp.	3,400	37,548
	Nichias Corp.	15,000	504,628
#	Nichiban Co. Ltd.	800	11,448
	Nichiden Corp.	6,300	125,874
	Nichimo Co. Ltd.	800	11,102
#	Nichireki Group Co. Ltd.	4,500	77,820
	Nichirin Co. Ltd.	3,430	84,385
	NIDEC Corp. (6594 JP)	61,178	1,087,214
	NIDEC Corp. (NJDCY US), Sponsored ADR	2,902	12,653
	Nifco, Inc.	48,700	1,207,558
	Nihon Chouzai Co. Ltd.	6,400	132,022
	Nihon Dengi Co. Ltd.	4,400	121,004
	Nihon Denkei Co. Ltd.	1,100	14,795
	Nihon Flush Co. Ltd.	8,200	46,992
#	Nihon House Holdings Co. Ltd.	22,100	50,826
	Nihon Kagaku Sangyo Co. Ltd.	8,000	83,471
	Nihon M&A Center Holdings, Inc.	151,400	617,521
	Nihon Parkerizing Co. Ltd.	43,700	364,029
	Nihon Tokushu Toryo Co. Ltd.	5,600	58,404
	Nihon Trim Co. Ltd.	1,200	34,552
	Nihon Yamamura Glass Co. Ltd.	2,300	36,136
	Nikkiso Co. Ltd.	21,800	182,006
	Nikko Co. Ltd.	13,500	64,243

81

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nikkon Holdings Co. Ltd.	29,200	$602,720
	Nikon Corp.	51,900	499,042
	Nintendo Co. Ltd.	118,200	9,812,963
	Nippi, Inc.	600	23,249
	Nippn Corp.	10,000	157,621
	Nippon Air Conditioning Services Co. Ltd.	4,500	31,982
	Nippon Aqua Co. Ltd.	4,300	22,325
#	Nippon Avionics Co. Ltd.	3,000	62,882
	Nippon Carbide Industries Co., Inc.	2,900	34,200
	Nippon Care Supply Co. Ltd.	1,200	17,135
#	Nippon Chemical Industrial Co. Ltd.	2,000	29,581
	Nippon Densetsu Kogyo Co. Ltd.	14,900	226,450
	Nippon Dry-Chemical Co. Ltd.	2,100	61,589
	Nippon Express Holdings, Inc.	94,300	1,683,996
	Nippon Filcon Co. Ltd.	3,100	10,982
#	Nippon Fine Chemical Co. Ltd.	5,100	76,344
	Nippon Gas Co. Ltd.	66,500	1,226,578
	Nippon Kayaku Co. Ltd.	68,600	646,322
	Nippon Light Metal Holdings Co. Ltd.	29,160	304,020
	Nippon Paint Holdings Co. Ltd.	257,300	1,960,309
	Nippon Parking Development Co. Ltd.	78,100	130,310
	Nippon Rietec Co. Ltd.	7,800	88,298
	Nippon Road Co. Ltd.	4,000	54,788
	Nippon Seiki Co. Ltd.	12,700	97,244
	Nippon Seisen Co. Ltd.	5,000	37,163
	Nippon Sharyo Ltd.	3,700	52,282
	Nippon Shinyaku Co. Ltd.	20,567	530,308
	Nippon Shokubai Co. Ltd.	26,300	308,213
	Nippon Signal Co. Ltd.	14,800	101,528
	Nippon Soda Co. Ltd.	22,200	416,519
	Nippon Telegraph & Telephone Corp.	2,588,000	2,705,175
		Shares	Value»
JAPAN — (Continued)
	Nippon Television Holdings, Inc.	12,900	$298,738
	Nippon Thompson Co. Ltd.	15,600	53,227
	Nireco Corp.	1,000	11,493
	Nishimatsu Construction Co. Ltd.	13,100	487,415
	Nishimatsuya Chain Co. Ltd.	15,500	239,853
	Nishi-Nippon Railroad Co. Ltd.	11,400	175,259
	Nishio Holdings Co. Ltd.	8,200	235,949
	Nissan Chemical Corp.	62,404	1,825,231
*	Nissan Motor Co. Ltd.	293,900	699,667
#	Nissan Shatai Co. Ltd.	16,300	120,597
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	18,116
	Nissei ASB Machine Co. Ltd.	2,700	85,998
#	Nissei Plastic Industrial Co. Ltd.	5,900	34,403
#	Nisshin Group Holdings Co. Ltd.	19,600	70,190
	Nisshin Seifun Group, Inc.	40,480	522,261
	Nisshinbo Holdings, Inc.	34,604	206,852
	Nissin Corp.	7,900	266,251
	Nisso Holdings Co. Ltd.	11,600	56,032
	Nissui Corp.	98,700	600,317
	Nitori Holdings Co. Ltd.	7,200	856,690
	Nitta Corp.	5,100	131,105
	Nitta Gelatin, Inc.	7,100	40,694
	Nitto Denko Corp.	247,500	4,350,261
	Nitto Fuji Flour Milling Co. Ltd.	400	19,243
	Nitto Kogyo Corp.	10,900	228,823
#	Nitto Kohki Co. Ltd.	5,500	65,733
	Nitto Seiko Co. Ltd.	10,500	43,500
	Nittoc Construction Co. Ltd.	6,500	47,485
#	Nittoku Co. Ltd.	2,100	29,834
	NJS Co. Ltd.	3,300	95,590
	Noevir Holdings Co. Ltd.	6,300	182,138
	Nohmi Bosai Ltd.	3,000	69,818
	Nojima Corp.	30,800	553,775

82

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc. (8604 JP)	366,500	$2,042,710
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	30,971	171,889
	Nomura Real Estate Holdings, Inc.	151,000	898,064
	Nomura Research Institute Ltd.	50,666	1,918,591
	Noritake Co. Ltd.	4,400	114,674
	Noritsu Koki Co. Ltd.	8,500	268,405
	Noritz Corp.	11,900	146,326
	NPR-RIKEN Corp.	3,900	64,679
	NS Solutions Corp.	19,800	469,751
	NS Tool Co. Ltd.	3,800	18,847
	NSD Co. Ltd.	33,500	788,672
	NSK Ltd.	77,500	338,527
	NSW, Inc.	3,100	67,297
	NTN Corp.	112,600	173,417
	NTT Data Group Corp.	102,500	2,035,690
	Oat Agrio Co. Ltd.	5,000	71,849
#	Obara Group, Inc.	2,500	58,202
	Obayashi Corp.	104,200	1,616,681
	OBIC Business Consultants Co. Ltd.	6,300	302,851
	Obic Co. Ltd.	57,200	2,002,657
#	Ochi Holdings Co. Ltd.	1,800	17,174
	Odakyu Electric Railway Co. Ltd.	61,100	674,562
	Oenon Holdings, Inc.	11,900	38,593
#	Ohashi Technica, Inc.	2,500	34,415
	Ohba Co. Ltd.	4,500	33,690
	Ohmoto Gumi Co. Ltd.	3,000	27,223
	OIE Sangyo Co. Ltd.	2,000	27,664
	Oiles Corp.	5,300	79,297
	Okabe Co. Ltd.	11,500	71,496
	Okada Aiyon Corp.	2,000	26,190
	Okamoto Industries, Inc.	3,700	130,441
	Okamoto Machine Tool Works Ltd.	1,100	26,940
	Okamura Corp.	24,100	334,632
	Oki Electric Industry Co. Ltd.	26,100	173,833
	Okinawa Cellular Telephone Co.	8,800	260,936
	OKUMA Corp.	21,200	476,291
	Okumura Corp.	14,600	452,845
	Okura Industrial Co. Ltd.	4,000	115,769
		Shares	Value»
JAPAN — (Continued)
	Olba Healthcare Holdings, Inc.	800	$12,181
	Olympus Corp.	235,100	3,080,513
	Omron Corp.	14,040	416,777
	Ono Pharmaceutical Co. Ltd.	102,800	1,183,323
#	Onoken Co. Ltd.	10,300	107,868
	Onward Holdings Co. Ltd.	40,800	165,205
	Ootoya Holdings Co. Ltd.	1,100	40,255
	Open House Group Co. Ltd.	55,300	2,452,107
	Open Up Group, Inc.	35,700	459,865
	Optex Group Co. Ltd.	9,900	105,930
#*	Optim Corp.	7,000	32,059
	Optimus Group Co. Ltd.	4,900	11,833
	Optorun Co. Ltd.	4,700	46,719
	Oracle Corp. Japan	8,700	1,045,926
	Organo Corp.	14,700	703,673
	Oricon, Inc.	4,000	22,509
	Oriental Consultants Holdings Co. Ltd.	2,100	74,274
	Oriental Land Co. Ltd.	96,900	2,052,293
	Oriental Shiraishi Corp.	40,000	105,381
#	Oro Co. Ltd.	3,400	56,930
	Osaka Gas Co. Ltd.	39,300	996,572
#	Osaka Organic Chemical Industry Ltd.	3,293	55,503
	Osaki Electric Co. Ltd.	9,400	55,946
	Otsuka Corp.	62,900	1,395,063
	OUG Holdings, Inc.	1,000	22,083
	Oyo Corp.	9,900	185,587
	Ozu Corp.	1,500	18,798
	Pacific Industrial Co. Ltd.	10,500	92,206
	Pack Corp.	8,900	202,287
	PAL GROUP Holdings Co. Ltd.	19,400	533,788
	PALTAC Corp.	10,900	302,275
	Pan Pacific International Holdings Corp.	50,000	1,539,372
	Panasonic Holdings Corp.	197,500	2,264,528
	Paraca, Inc.	2,000	26,266
	Paramount Bed Holdings Co. Ltd.	12,900	207,799
	Park24 Co. Ltd.	31,326	443,833

83

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Parker Corp.	7,900	$44,246
	Pasona Group, Inc.	17,600	273,029
	Pegasus Co. Ltd.	13,300	44,215
	Penta-Ocean Construction Co. Ltd.	73,200	419,922
#	People Dreams & Technologies Group Co. Ltd.	3,600	44,712
*	PeptiDream, Inc.	20,000	272,261
	Persol Holdings Co. Ltd.	1,105,200	2,001,818
#	Pharma Foods International Co. Ltd.	10,100	64,747
	PHC Holdings Corp.	6,700	45,206
#*	PIA Corp.	2,100	38,832
	Pigeon Corp.	42,000	508,614
	PILLAR Corp.	13,400	340,952
	Pilot Corp.	11,101	309,842
#*	PKSHA Technology, Inc.	700	13,925
	Plus Alpha Consulting Co. Ltd.	10,800	125,669
#	Port, Inc.	3,500	45,830
	PR Times Corp.	1,800	28,670
	Press Kogyo Co. Ltd.	12,000	45,778
	Prestige International, Inc.	47,200	221,634
	Procrea Holdings, Inc.	8,725	99,788
#	Pronexus, Inc.	4,500	38,434
#	Pro-Ship, Inc.	5,300	78,754
	PS Construction Co. Ltd.	4,640	49,672
	QB Net Holdings Co. Ltd.	3,500	27,211
	Qol Holdings Co. Ltd.	15,100	242,813
	Quick Co. Ltd.	9,900	145,869
#	Raccoon Holdings, Inc.	7,100	40,871
	Raito Kogyo Co. Ltd.	15,900	295,732
	Raiznext Corp.	5,500	57,459
	Raksul, Inc.	30,200	243,603
	Rakus Co. Ltd.	32,400	492,312
*	Rakuten Bank Ltd.	19,800	832,742
*	Rakuten Group, Inc.	161,600	952,847
	Rasa Corp.	2,500	24,957
	Rasa Industries Ltd.	4,800	92,260
	Recruit Holdings Co. Ltd.	375,900	20,830,593
	Relo Group, Inc.	49,844	658,602
	Renaissance, Inc.	1,500	11,075
	Rengo Co. Ltd.	95,500	533,128
		Shares	Value»
JAPAN — (Continued)
#*	RENOVA, Inc.	26,000	$119,096
	Resona Holdings, Inc.	109,900	881,595
	Resonac Holdings Corp.	45,400	825,733
	Restar Corp.	5,100	79,943
	Retail Partners Co. Ltd.	6,900	66,333
	Rheon Automatic Machinery Co. Ltd.	3,700	30,143
	Ricoh Co. Ltd.	73,900	777,288
	Ricoh Leasing Co. Ltd.	9,700	373,558
	Ride On Express Holdings Co. Ltd.	2,400	16,982
	Riken Keiki Co. Ltd.	10,800	201,417
	Riken Technos Corp.	21,600	151,800
	Riken Vitamin Co. Ltd.	6,200	108,162
	Rinnai Corp.	17,500	391,973
	Rion Co. Ltd.	3,400	56,792
*	Rise Consulting Group, Inc.	3,800	24,908
	Riso Kagaku Corp.	1,800	15,402
	Rix Corp.	900	18,550
	Roland Corp.	7,100	157,615
	Rorze Corp.	33,000	332,138
#	RYODEN Corp.	8,900	150,715
	Ryohin Keikaku Co. Ltd.	62,900	2,126,054
	Ryoyo Ryosan Holdings, Inc.	9,511	159,730
	S&B Foods, Inc.	5,800	114,866
#	Sac's Bar Holdings, Inc.	7,300	42,707
	Saibu Gas Holdings Co. Ltd.	11,800	142,145
	Sakai Chemical Industry Co. Ltd.	3,600	63,386
	Sakai Heavy Industries Ltd.	3,800	53,996
	Sakata INX Corp.	28,900	375,091
	Sala Corp.	10,100	64,690
	San Holdings, Inc.	1,500	12,649
	San-A Co. Ltd.	14,600	289,918
	San-Ai Obbli Co. Ltd.	39,900	468,558
	Sangetsu Corp.	26,100	530,844
#*	SANIX HOLDINGS, Inc.	12,100	19,394
	Sanki Engineering Co. Ltd.	26,600	679,656
	Sanko Gosei Ltd.	5,600	23,937
	Sanko Metal Industrial Co. Ltd.	1,300	53,826
	Sankyo Co. Ltd.	110,400	1,680,348

84

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CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Frontier Co. Ltd.	2,800	$37,664
	Sankyo Seiko Co. Ltd.	20,200	89,997
	Sankyo Tateyama, Inc.	4,300	19,212
	Sankyu, Inc.	16,700	730,892
#	Sanoh Industrial Co. Ltd.	5,900	25,552
	Sanrio Co. Ltd.	46,600	1,856,833
	Sansei Technologies, Inc.	4,600	40,720
	Sanshin Electronics Co. Ltd.	5,000	69,233
	Santen Pharmaceutical Co. Ltd.	134,400	1,361,255
	Sanwa Holdings Corp.	56,000	1,838,070
	Sanyo Chemical Industries Ltd.	6,100	153,678
	Sanyo Denki Co. Ltd.	3,800	261,155
	Sanyo Shokai Ltd.	4,300	83,016
	Sanyo Trading Co. Ltd.	10,700	105,247
#	Sapporo Holdings Ltd.	13,300	738,596
#	Sata Construction Co. Ltd.	7,700	59,157
	Sato Corp.	10,500	151,948
#	Sato Shoji Corp.	6,100	62,885
	Satori Electric Co. Ltd.	4,000	46,305
	Sawai Group Holdings Co. Ltd.	26,100	376,086
	SAXA, Inc.	1,300	27,525
*	SBI ARUHI Corp.	7,300	40,305
	SBI Global Asset Management Co. Ltd.	4,600	20,558
	SBI Holdings, Inc.	37,200	978,154
	SBI Insurance Group Co. Ltd.	1,900	14,626
	SBS Holdings, Inc.	5,300	106,384
	SCREEN Holdings Co. Ltd.	14,800	984,156
	Scroll Corp.	10,400	74,797
	SCSK Corp.	29,029	759,266
	SEC Carbon Ltd.	1,000	13,871
	Secom Co. Ltd.	51,600	1,897,354
	Sega Sammy Holdings, Inc.	50,500	1,059,918
	Segue Group Co. Ltd.	2,500	9,442
	Seika Corp.	4,900	150,776
		Shares	Value»
JAPAN — (Continued)
#	Seikitokyu Kogyo Co. Ltd.	5,800	$63,095
	Seiko Epson Corp.	46,100	639,549
	Seiko Group Corp.	7,500	197,975
	Seino Holdings Co. Ltd.	21,900	344,668
	Sekisui Chemical Co. Ltd.	33,000	576,639
	Sekisui House Ltd.	115,000	2,643,873
	Sekisui Jushi Corp.	6,200	81,050
	Sekisui Kasei Co. Ltd.	12,400	28,436
	Senko Group Holdings Co. Ltd.	43,020	511,404
#	Senshu Electric Co. Ltd.	7,400	227,883
*	Senshukai Co. Ltd.	11,400	21,225
	Septeni Holdings Co. Ltd.	12,300	31,482
	Seria Co. Ltd.	17,600	357,318
	Seven & i Holdings Co. Ltd.	431,900	6,357,836
	Seven Bank Ltd.	355,328	639,420
	SG Holdings Co. Ltd.	66,700	702,328
*	Sharp Corp.	38,400	227,652
	Shibaura Machine Co. Ltd.	9,000	227,209
	Shibaura Mechatronics Corp.	5,100	239,202
	Shibuya Corp.	5,000	108,554
*	SHIFT, Inc.	94,500	864,693
	Shikoku Kasei Holdings Corp.	16,000	206,099
	Shima Seiki Manufacturing Ltd.	9,700	59,490
	Shimadaya Corp.	1,700	22,266
	Shimadzu Corp.	43,000	1,100,689
	Shimamura Co. Ltd.	11,700	778,506
	Shimano, Inc.	5,600	788,958
#	Shimizu Bank Ltd.	1,700	16,771
	Shimizu Corp.	98,800	1,055,489
#	Shimojima Co. Ltd.	4,600	39,756
	Shin Nippon Air Technologies Co. Ltd.	8,600	127,060
	Shinagawa Refractories Co. Ltd.	14,000	161,471
	Shin-Etsu Chemical Co. Ltd.	128,200	3,901,314
	Shin-Etsu Polymer Co. Ltd.	22,000	225,418
	Shinko Shoji Co. Ltd.	18,100	112,839

85

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shinmaywa Industries Ltd.	23,100	$217,674
	Shinnihon Corp.	9,900	114,409
	Shinnihonseiyaku Co. Ltd.	7,300	122,494
	Shinsho Corp.	6,000	79,085
	Shinwa Co. Ltd. (3447 JP)	2,600	13,219
	Shinwa Co. Ltd. (7607 JP)	3,900	82,728
	Shionogi & Co. Ltd.	69,700	1,170,996
	Ship Healthcare Holdings, Inc.	42,500	616,567
	Shiseido Co. Ltd.	52,096	856,523
	Shizuoka Financial Group, Inc.	34,300	381,160
	Shizuoka Gas Co. Ltd.	24,900	205,192
	SHO-BOND Holdings Co. Ltd.	17,300	621,008
	Shoei Co. Ltd.	12,000	140,939
#	Shoei Foods Corp.	2,700	76,855
	Shofu, Inc.	1,800	27,539
	Sigma Koki Co. Ltd.	700	6,466
	SIGMAXYZ Holdings, Inc.	23,600	172,976
	Siix Corp.	9,400	69,219
*	Simplex Holdings, Inc.	18,900	400,029
	Sinanen Holdings Co. Ltd.	3,300	153,461
	Sinfonia Technology Co. Ltd.	8,600	367,727
	Sinko Industries Ltd.	15,300	129,334
	Sintokogio Ltd.	8,900	51,878
	SK Kaken Co. Ltd.	3,200	199,839
	SK-Electronics Co. Ltd.	3,800	61,286
	SKY Perfect JSAT Holdings, Inc.	63,700	514,959
	SMC Corp.	3,500	1,132,743
	SMS Co. Ltd.	32,600	302,135
	Socionext, Inc.	87,800	944,339
#	Soda Nikka Co. Ltd.	6,600	47,565
	Sodick Co. Ltd.	13,800	72,530
	SoftBank Corp.	4,538,000	6,867,105
	SoftBank Group Corp.	169,468	8,569,955
	Softcreate Holdings Corp.	11,100	152,630
	Software Service, Inc.	1,300	114,548
	Sohgo Security Services Co. Ltd.	134,400	1,062,252
		Shares	Value»
JAPAN — (Continued)
	Soken Chemical & Engineering Co. Ltd.	10,200	$108,416
	Solasto Corp.	16,700	51,597
	Soliton Systems KK	5,500	48,162
	Sompo Holdings, Inc.	79,900	2,618,411
	Sony Group Corp. (6758 JP)	1,021,500	26,950,014
	Sotetsu Holdings, Inc.	15,500	236,326
#	Space Co. Ltd.	6,900	52,812
	Sparx Group Co. Ltd.	10,360	104,801
	SPK Corp.	3,600	52,054
	Square Enix Holdings Co. Ltd.	11,000	636,053
	SRA Holdings	7,000	213,154
#	SRE Holdings Corp.	4,000	98,703
	SRS Holdings Co. Ltd.	11,500	95,878
#	ST Corp.	4,400	46,244
	Star Mica Holdings Co. Ltd.	15,200	103,839
	Star Micronics Co. Ltd.	9,000	103,210
	Starts Corp., Inc.	16,500	448,770
	Stella Chemifa Corp.	5,100	133,196
	STI Foods Holdings, Inc.	2,400	20,715
	Strike Co. Ltd.	3,406	70,060
	Studio Alice Co. Ltd.	3,900	57,590
	Subaru Corp.	291,200	5,273,026
	Subaru Enterprise Co. Ltd.	2,500	57,663
	Sugi Holdings Co. Ltd.	48,900	1,027,185
#	Sugimoto & Co. Ltd.	9,800	110,373
	Sumitomo Bakelite Co. Ltd.	36,600	850,983
	Sumitomo Chemical Co. Ltd.	282,131	681,998
	Sumitomo Densetsu Co. Ltd.	8,800	323,416
	Sumitomo Electric Industries Ltd.	97,200	1,562,334
#	Sumitomo Forestry Co. Ltd.	38,900	1,120,095
	Sumitomo Heavy Industries Ltd.	47,600	991,118
	Sumitomo Metal Mining Co. Ltd.	56,900	1,262,441
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	315,312	7,522,466

86

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CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	2,798	$39,732
	Sumitomo Mitsui Trust Group, Inc.	96,100	2,377,392
	Sumitomo Realty & Development Co. Ltd.	54,400	2,026,197
	Sumitomo Seika Chemicals Co. Ltd.	4,100	136,736
	Sumitomo Warehouse Co. Ltd.	6,800	132,085
	Sun Frontier Fudousan Co. Ltd.	15,400	210,747
	Sundrug Co. Ltd.	33,400	1,112,964
	Suntory Beverage & Food Ltd.	20,600	719,781
	Sun-Wa Technos Corp.	9,800	145,182
#	SUNWELS Co. Ltd.	1,700	6,813
	Suzuden Corp.	3,700	50,372
	Suzuken Co. Ltd.	33,790	1,220,753
	Suzuki Motor Corp.	138,700	1,662,133
	SWCC Corp.	12,300	558,943
	Sysmex Corp.	126,700	2,351,951
	System Research Co. Ltd.	5,700	70,014
	System Support Holdings, Inc.	2,500	35,195
#	Systems Engineering Consultants Co. Ltd.	1,000	31,130
	Systena Corp.	107,700	281,711
	Syuppin Co. Ltd.	13,500	103,772
	T Hasegawa Co. Ltd.	11,600	232,486
	T&D Holdings, Inc.	84,600	1,800,170
	Tachikawa Corp.	2,200	23,122
	Tachi-S Co. Ltd.	10,700	118,040
	Tadano Ltd.	44,900	311,070
	Taihei Dengyo Kaisha Ltd.	5,000	170,997
	Taiho Kogyo Co. Ltd.	4,100	18,692
	Taikisha Ltd.	19,800	324,086
	Taiko Bank Ltd.	1,100	10,880
	Taisei Corp.	26,700	1,447,727
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	2,800	48,579
#	Taisei Oncho Co. Ltd.	1,900	49,846
	Taiyo Holdings Co. Ltd.	30,596	1,132,785
		Shares	Value»
JAPAN — (Continued)
	Takamatsu Construction Group Co. Ltd.	7,500	$151,929
#	Takamiya Co. Ltd.	13,900	37,340
#	Takano Co. Ltd.	1,800	8,980
	Takaoka Toko Co. Ltd.	4,100	65,939
	Takara & Co. Ltd.	5,100	123,583
	Takara Bio, Inc.	7,500	42,934
	Takara Holdings, Inc.	54,423	439,251
	Takara Standard Co. Ltd.	8,400	106,168
	Takasago International Corp.	8,000	375,782
	Takasago Thermal Engineering Co. Ltd.	16,600	734,451
#	Takashima & Co. Ltd.	5,200	47,642
	Takashimaya Co. Ltd.	67,600	521,206
	Take & Give Needs Co. Ltd.	2,500	15,114
#	TAKEBISHI Corp.	1,700	21,187
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	232,530	7,033,707
	Takeuchi Manufacturing Co. Ltd.	20,600	644,828
	Takuma Co. Ltd.	15,100	194,566
#	Tama Home Co. Ltd.	8,100	226,748
	Tanseisha Co. Ltd.	2,000	14,532
	Tayca Corp.	3,500	31,869
	Tazmo Co. Ltd.	2,000	24,525
	TBS Holdings, Inc.	10,500	352,226
	TDC Soft, Inc.	13,000	115,155
	TechMatrix Corp.	20,400	291,323
	Techno Medica Co. Ltd.	2,500	31,703
	Techno Ryowa Ltd.	4,800	95,810
	Techno Smart Corp.	1,700	19,019
	Technoflex Corp.	1,200	9,849
	TechnoPro Holdings, Inc.	68,100	1,518,603
	Teijin Ltd.	42,642	357,540
	Teikoku Electric Manufacturing Co. Ltd.	4,000	78,243
#	Teikoku Sen-I Co. Ltd.	5,800	100,344
	Tekken Corp.	3,800	73,746
	Temairazu, Inc.	1,300	32,270
#	Tenma Corp.	2,100	52,396
	Terumo Corp.	24,000	459,377

87

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tess Holdings Co. Ltd.	32,500	$75,938
	THK Co. Ltd.	23,300	573,995
	Tigers Polymer Corp.	2,500	15,237
	TIS, Inc.	43,100	1,244,003
	TKC Corp.	11,699	329,761
	Toa Corp. (1885 JP)	18,000	173,906
	Toa Corp. (6809 JP)	9,200	59,756
	TOA ROAD Corp.	6,900	73,774
	Toagosei Co. Ltd.	46,400	436,550
	TOBISHIMA HOLDINGS, Inc.	10,130	127,415
	Tobu Railway Co. Ltd.	36,100	658,751
	Tocalo Co. Ltd.	21,400	246,484
	Tochigi Bank Ltd.	22,300	50,510
	Toda Corp.	96,300	613,519
	Toei Animation Co. Ltd.	18,200	440,093
	Toei Co. Ltd.	8,200	300,421
#	Toell Co. Ltd.	3,900	21,009
	Toenec Corp.	23,500	186,109
	Togami Electric Manufacturing Co. Ltd.	800	19,404
	Toho Co. Ltd. (8142 JP)	3,300	75,502
	Toho Co. Ltd. (9602 JP)	12,800	730,771
#	Toho Gas Co. Ltd.	43,700	1,307,192
#	Toho Holdings Co. Ltd.	21,500	702,865
	Toho Titanium Co. Ltd.	6,300	44,915
	Tokai Corp.	6,000	88,247
	TOKAI Holdings Corp.	29,800	208,965
	Tokai Rika Co. Ltd.	13,500	201,063
#	Token Corp.	1,520	142,065
	Tokio Marine Holdings, Inc. (8766 JP)	288,300	11,555,742
	Tokushu Tokai Paper Co. Ltd.	2,800	73,142
	Tokyo Century Corp.	63,700	670,846
	Tokyo Electron Device Ltd.	13,100	271,585
	Tokyo Electron Ltd.	54,200	8,070,289
	Tokyo Energy & Systems, Inc.	12,500	98,719
	Tokyo Gas Co. Ltd.	70,900	2,355,496
#	Tokyo Individualized Educational Institute, Inc.	11,500	25,244
		Shares	Value»
JAPAN — (Continued)
	Tokyo Ohka Kogyo Co. Ltd.	34,400	$756,796
	Tokyo Sangyo Co. Ltd.	11,000	53,434
	Tokyo Seimitsu Co. Ltd.	14,900	831,466
	Tokyo Tatemono Co. Ltd.	95,800	1,717,533
	Tokyotokeiba Co. Ltd.	2,300	67,593
	Tokyu Construction Co. Ltd.	35,700	207,272
	Tokyu Corp.	47,783	579,509
	Tokyu Fudosan Holdings Corp.	307,000	2,150,171
	Toli Corp.	19,900	68,042
	Tomato Bank Ltd.	1,200	9,926
#	Tomen Devices Corp.	900	33,631
#	Tomoe Corp.	6,300	65,521
#	Tomoe Engineering Co. Ltd.	11,100	107,483
	Tomoku Co. Ltd.	4,400	75,404
	Tomy Co. Ltd.	43,900	966,546
	Topcon Corp.	55,200	1,253,639
	TOPPAN Holdings, Inc.	24,740	694,515
	Topre Corp.	9,900	120,962
	Toray Industries, Inc.	162,207	1,035,937
	Torii Pharmaceutical Co. Ltd.	6,100	199,890
	Torishima Pump Manufacturing Co. Ltd.	6,500	89,655
	Tosei Corp.	14,000	235,954
	Toshiba TEC Corp.	14,500	273,309
	Totech Corp.	18,200	330,244
	Totetsu Kogyo Co. Ltd.	10,900	240,538
	TOTO Ltd.	22,000	580,106
#	Tottori Bank Ltd.	1,500	13,478
	Toukei Computer Co. Ltd.	900	27,640
	Tow Co. Ltd.	18,500	40,944
#	Towa Corp.	12,900	120,419
	Towa Pharmaceutical Co. Ltd.	5,900	109,479
	Toyo Construction Co. Ltd.	19,400	181,975
	Toyo Engineering Corp.	23,300	110,007
#	Toyo Gosei Co. Ltd.	1,700	57,526
#	Toyo Innovex Co. Ltd.	5,800	23,453
	Toyo Kanetsu KK	5,100	126,717
	Toyo Seikan Group Holdings Ltd.	56,400	984,670

88

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Suisan Kaisha Ltd.	9,200	$594,741
	Toyobo Co. Ltd.	52,723	327,082
	Toyota Boshoku Corp.	39,700	569,645
	Toyota Industries Corp.	17,300	2,028,855
	Toyota Motor Corp. (7203 JP)	1,607,600	30,704,214
	Toyota Tsusho Corp.	188,100	3,738,059
	TPR Co. Ltd.	6,900	102,759
#	Transaction Co. Ltd.	7,000	124,439
*	Transaction Media Networks, Inc.	6,100	11,954
	Transcosmos, Inc.	9,200	201,032
	TRE Holdings Corp.	6,700	72,205
	Treasure Factory Co. Ltd.	5,100	68,735
	Trend Micro, Inc. (4704 JP)	32,100	2,303,194
	Trusco Nakayama Corp.	22,100	329,710
	TRYT, Inc.	8,200	27,604
	TS Tech Co. Ltd.	38,100	430,633
	TSI Holdings Co. Ltd.	23,500	176,851
#	Tsubaki Nakashima Co. Ltd.	21,200	60,350
	Tsubakimoto Chain Co.	22,500	273,337
#	Tsubakimoto Kogyo Co. Ltd.	7,200	109,115
	Tsuburaya Fields Holdings, Inc.	17,900	233,673
	Tsugami Corp.	15,900	195,866
	Tsukishima Holdings Co. Ltd.	1,200	16,841
	Tsuruha Holdings, Inc.	18,500	1,488,124
	Tsurumi Manufacturing Co. Ltd.	4,900	113,709
	Tsutsumi Jewelry Co. Ltd.	2,500	40,525
#	Tsuzuki Denki Co. Ltd.	5,300	90,894
	TV Asahi Holdings Corp.	9,700	176,432
	Tv Tokyo Holdings Corp.	4,300	119,550
	TYK Corp.	7,300	25,135
	UACJ Corp.	17,100	576,926
	Ubicom Holdings, Inc.	1,900	16,958
	Uchida Yoko Co. Ltd.	2,700	147,706
	Ueki Corp.	1,200	15,964
	Ukai Co. Ltd.	100	2,506
		Shares	Value»
JAPAN — (Continued)
	ULS Group, Inc.	1,400	$48,652
#	U-Next Holdings Co. Ltd.	24,300	347,741
	Unicharm Corp.	118,900	1,104,003
	Unipres Corp.	10,900	76,583
	United Arrows Ltd.	9,900	156,284
	United Super Markets Holdings, Inc.	28,433	182,869
	UNITED, Inc.	8,800	43,015
#	Urbanet Corp. Co. Ltd.	14,400	46,289
#	User Local, Inc.	1,000	11,658
	Ushio, Inc.	37,500	451,045
	USS Co. Ltd.	84,600	843,271
	UT Group Co. Ltd.	18,300	257,232
	V Technology Co. Ltd.	2,300	32,416
	Valor Holdings Co. Ltd.	18,600	325,436
	Valqua Ltd.	10,100	212,480
#	Value HR Co. Ltd.	5,400	59,065
	ValueCommerce Co. Ltd.	14,800	84,080
	Vector, Inc.	15,800	98,262
	Vertex Corp.	4,800	64,860
	Vision, Inc.	16,700	150,518
*	Visional, Inc.	13,300	804,632
	Vital KSK Holdings, Inc.	22,300	205,278
	VT Holdings Co. Ltd.	37,300	131,991
	Wacoal Holdings Corp.	16,600	579,373
	Wacom Co. Ltd.	67,200	257,250
	Wakachiku Construction Co. Ltd.	2,300	64,311
	Wakita & Co. Ltd.	15,300	189,063
#	Waseda Academy Co. Ltd.	3,600	55,822
#	Watahan & Co. Ltd.	7,500	85,222
#	WDB Holdings Co. Ltd.	6,209	79,245
	Weathernews, Inc.	3,200	79,371
	Welcia Holdings Co. Ltd.	41,000	722,876
	Wellnet Corp.	4,700	23,886
	West Holdings Corp.	14,884	164,799
#	Will Group, Inc.	11,800	80,587
*	WingArc1st, Inc.	8,400	224,492
	With U.S. Corp.	1,100	18,921
#	Workman Co. Ltd.	8,134	256,309
	World Co. Ltd.	10,200	189,472
	World Holdings Co. Ltd.	4,000	56,040

89

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Xebio Holdings Co. Ltd.	13,400	$122,246
#	YAC Holdings Co. Ltd.	4,599	25,702
	Yahagi Construction Co. Ltd.	12,700	129,202
	Yakult Honsha Co. Ltd.	26,800	550,526
	YAKUODO Holdings Co. Ltd.	4,300	61,101
	YAMABIKO Corp.	14,200	212,505
	YAMADA Consulting Group Co. Ltd.	7,800	95,617
	Yamada Corp.	300	10,287
	Yamada Holdings Co. Ltd.	110,562	356,317
#	Yamae Group Holdings Co. Ltd.	6,000	108,834
	Yamaha Corp.	61,500	449,499
	Yamaha Motor Co. Ltd.	200,100	1,571,532
	Yamatane Corp.	1,600	50,342
	Yamato Corp.	10,100	116,625
	Yamato Holdings Co. Ltd.	35,400	502,601
	Yamato Kogyo Co. Ltd.	8,200	488,299
#	Yamaura Corp.	2,700	23,023
	Yamaya Corp.	1,000	20,128
	Yamazaki Baking Co. Ltd.	27,700	663,098
	Yamazen Corp.	26,000	255,643
	Yaoko Co. Ltd.	11,000	736,756
	Yaskawa Electric Corp.	33,300	701,607
#	Yasuda Logistics Corp.	5,700	67,871
#	YE DIGITAL Corp.	4,400	18,805
	Yellow Hat Ltd.	29,000	276,377
	Yodogawa Steel Works Ltd.	10,200	412,978
	Yokogawa Bridge Holdings Corp.	14,300	261,990
	Yokogawa Electric Corp.	23,800	515,035
#	Yokorei Co. Ltd.	16,100	96,166
	Yokowo Co. Ltd.	4,600	39,418
	Yomeishu Seizo Co. Ltd.	800	17,192
	Yondenko Corp.	17,400	164,070
	Yonex Co. Ltd.	23,600	386,161
*	Yoshimura Food Holdings KK	1,600	10,175
		Shares	Value»
JAPAN — (Continued)
	Yoshinoya Holdings Co. Ltd.	12,100	$265,216
#	Yossix Holdings Co. Ltd.	1,900	36,973
#	Yotai Refractories Co. Ltd.	5,200	64,706
	Yuasa Trading Co. Ltd.	7,200	220,339
	Yurtec Corp.	19,500	251,801
	Yushin Co.	6,100	27,243
	Yutaka Giken Co. Ltd.	1,500	22,736
	Zacros Corp.	7,800	216,290
	Zaoh Co. Ltd.	2,300	39,057
#	Zenitaka Corp.	900	27,050
#	Zenkoku Hosho Co. Ltd.	49,700	1,078,294
	Zenrin Co. Ltd.	9,950	83,738
	Zeon Corp.	59,600	584,451
	ZIGExN Co. Ltd.	40,500	126,017
#	Zojirushi Corp.	2,400	23,054
	ZOZO, Inc.	89,700	910,947
#	Zuiko Corp.	6,500	49,382
TOTAL JAPAN			725,216,434
LIECHTENSTEIN — (0.0%)
	Liechtensteinische Landesbank AG	5,939	545,281
	VP Bank AG, Class A	362	36,091
TOTAL LIECHTENSTEIN			581,372
LUXEMBOURG — (0.3%)
	Aperam SA	21,849	635,750
*	Aroundtown SA	279,506	835,054
	B&M European Value Retail SA	389,358	1,751,091
Ω	B&S Group SARL	19,796	130,438
#	Eurofins Scientific SE	32,355	2,041,806
*	Grand City Properties SA	16,915	201,884
*	InPost SA	102,593	1,732,989
#	RTL Group SA	18,061	740,691
Ω	Samsonite Group SA	578,700	1,036,879
#	SES SA	153,657	814,689
	Subsea 7 SA	49,612	751,177
	Sword Group	3,554	126,035
	Tenaris SA (TEN IM)	47,641	794,411
	Tenaris SA (TS US), ADR	14,302	476,113
TOTAL LUXEMBOURG			12,069,007

90

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MONACO — (0.0%)
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	$48,330
NETHERLANDS — (5.8%)
	Aalberts NV	18,991	630,627
#Ω	ABN AMRO Bank NV	170,841	3,540,312
	Acomo NV	13,989	343,811
#	Aegon Ltd. (AEG US)	290,070	1,865,150
	Aegon Ltd. (AGN NA)	376,088	2,418,977
	Airbus SE	93,989	15,949,041
	Akzo Nobel NV	85,978	5,428,209
#*Ω	Alfen NV	12,238	215,176
#	AMG Critical Materials NV	10,526	187,610
	Arcadis NV	36,472	1,768,567
*	Argenx SE (ARGX BB)	3,256	2,104,839
*	Argenx SE (ARGX US), ADR	3,779	2,437,984
*	Argo Properties NV	2,122	65,307
	Ariston Holding NV	28,539	128,690
	ASM International NV	9,126	4,460,670
	ASML Holding NV (ASML NA)	6,365	4,260,937
	ASML Holding NV (ASML US)	67,911	45,369,981
	ASR Nederland NV	140,206	8,846,833
#*Ω	Basic-Fit NV	10,968	249,298
#	BE Semiconductor Industries NV	21,865	2,368,060
#	Brunel International NV	12,079	127,423
*	CM.com NV	1,729	12,992
	Corbion NV	31,140	665,942
#Ω	CTP NV	39,163	735,600
#	Davide Campari-Milano NV	72,461	486,231
Ω	Euronext NV	14,296	2,389,536
	Ferrari NV (RACE IM)	8,345	3,820,455
	Ferrari NV (RACE US)	11,040	5,098,051
	Ferrovial SE	49,232	2,401,660
	Flow Traders Ltd.	10,009	296,354
	Fugro NV	35,053	411,088
*	Havas NV	258,055	429,289
	Heineken NV	22,722	2,033,964
	IMCD NV	29,886	3,974,260
	ING Groep NV (INGA NA)	587,920	11,417,006
	Iveco Group NV	78,399	1,252,509
	JDE Peet's NV	26,067	631,054
		Shares	Value»
NETHERLANDS — (Continued)
Ω	Just Eat Takeaway.com NV (JET LN)	35,087	$764,754
*Ω	Just Eat Takeaway.com NV (TKWY NA)	47,885	1,047,968
#	Kendrion NV	5,802	67,560
	Koninklijke Ahold Delhaize NV (AD NA)	240,765	9,885,581
	Koninklijke BAM Groep NV	132,137	895,068
	Koninklijke Heijmans NV	16,526	846,446
	Koninklijke KPN NV	2,139,452	9,952,417
#*	Koninklijke Philips NV (PHG US)	112,327	2,847,485
*	Koninklijke Philips NV (PHIA NA)	160,799	4,081,049
	Koninklijke Vopak NV	17,407	719,791
	Lastminute.com NV	3,748	57,311
	MFE-MediaForEurope NV (MFEA IM), Class A	98,634	358,760
	MFE-MediaForEurope NV (MFEB IM), Class B	13,189	64,189
#	Nedap NV	1,163	80,304
	NN Group NV	147,303	9,032,678
#*	NX Filtration NV	989	3,973
#*	Pharming Group NV	52,106	46,085
	Pluxee NV	29,836	671,000
#	PostNL NV	118,620	121,113
	Prosus NV (PRX NA)	166,825	7,821,522
	Qiagen NV	34,465	1,473,379
	Randstad NV	64,857	2,603,341
	SBM Offshore NV	117,153	2,463,033
Ω	Signify NV	36,192	750,227
	Sligro Food Group NV	9,151	123,612
	Stellantis NV (STLA US)	97,814	907,714
#	Stellantis NV (STLA UX)	313,369	2,908,064
	Technip Energies NV	100,562	3,431,591
	TKH Group NV	18,066	713,790
#*	TomTom NV	15,263	80,674
#	Universal Music Group NV	218,881	6,436,301
	Van Lanschot Kempen NV	15,885	927,485
	Wolters Kluwer NV	80,997	14,300,745
TOTAL NETHERLANDS			225,308,503

91

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (0.4%)
	a2 Milk Co. Ltd.	31,776	$165,415
	Auckland International Airport Ltd.	171,332	765,433
#	Briscoe Group Ltd.	8,008	20,085
#	Channel Infrastructure NZ Ltd.	239,796	270,714
	Chorus Ltd. (CHRYY US), ADR	880	20,662
#	Chorus Ltd. (CNU NZ)	190,810	899,917
#	Contact Energy Ltd.	82,530	434,766
	EBOS Group Ltd.	65,018	1,415,014
	Fisher & Paykel Healthcare Corp. Ltd.	73,142	1,475,495
	Freightways Group Ltd.	79,257	463,341
*	Gentrack Group Ltd.	9,619	67,017
	Hallenstein Glasson Holdings Ltd.	25,558	110,394
#	Heartland Group Holdings Ltd.	312,134	142,899
#	Investore Property Ltd.	154,214	93,556
*	KMD Brands Ltd.	256,380	50,094
	Mainfreight Ltd.	10,461	345,223
	Manawa Energy Ltd.	38,745	111,672
	Mercury NZ Ltd.	98,067	325,418
	Meridian Energy Ltd.	164,100	534,174
	Napier Port Holdings Ltd.	4,632	7,055
#	NZME Ltd. (NZM AU)	3,265	2,026
	NZME Ltd. (NZM NZ)	18,316	11,564
	NZX Ltd.	189,265	173,087
*	Oceania Healthcare Ltd.	181,831	70,317
	Port of Tauranga Ltd.	34,021	124,492
*	Ryman Healthcare Ltd.	147,164	193,027
	Scales Corp. Ltd.	49,584	122,504
*	Serko Ltd.	22,697	48,685
	Skellerup Holdings Ltd.	85,434	214,294
	SKY Network Television Ltd.	76,616	112,269
	SKYCITY Entertainment Group Ltd.	161,901	109,921
	Spark New Zealand Ltd.	402,863	499,117
	Summerset Group Holdings Ltd.	55,513	355,241
	TOWER Ltd.	146,697	115,676
		Shares	Value»
NEW ZEALAND — (Continued)
	Turners Automotive Group Ltd.	13,218	$45,523
	Vector Ltd.	66,685	157,453
*	Vista Group International Ltd.	74,611	157,032
	Vulcan Steel Ltd.	2,324	10,992
#*	Warehouse Group Ltd.	49,483	24,069
*	Xero Ltd.	44,656	4,702,860
TOTAL NEW ZEALAND			14,968,493
NORWAY — (0.7%)
#	2020 Bulkers Ltd.	5,417	57,897
	ABG Sundal Collier Holding ASA	123,021	77,691
	AF Gruppen ASA	13,278	190,574
	Aker Solutions ASA	141,208	383,253
	AKVA Group ASA	1,484	8,976
*	Archer Ltd.	26,888	52,911
*	ArcticZymes Technologies ASA	5,394	8,576
	Arendals Fossekompani ASA	734	9,123
	Atea ASA	44,322	606,419
#*Ω	AutoStore Holdings Ltd.	69,671	31,398
	B2 Impact ASA	72,702	79,619
*	BEWi ASA	13,631	28,392
	Borregaard ASA	30,459	524,072
	Bouvet ASA	31,928	246,405
*	Cloudberry Clean Energy ASA	121,222	144,970
*Ω	Crayon Group Holding ASA	16,003	191,673
	DNB Bank ASA	161,006	4,024,845
*	DOF Group ASA	26,689	209,301
*	Edda Wind ASA	2,055	4,522
Ω	Elmera Group ASA	70,924	252,809
	Elopak ASA	67,241	274,526
*	Endur ASA	3,592	28,706
*Ω	Entra ASA	26,998	311,378
Ω	Europris ASA	101,496	752,528
	Gjensidige Forsikring ASA	31,942	747,406
	Grieg Seafood ASA	17,155	108,246
*	Hexagon Composites ASA	33,877	61,089
	Himalaya Shipping Ltd.	2,488	12,987
Ω	Kid ASA	12,875	180,893
	Kitron ASA	67,277	333,310
	Kongsberg Gruppen ASA	19,890	3,204,452

92

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Leroy Seafood Group ASA	22,262	$97,577
*	LINK Mobility Group Holding ASA	102,460	241,276
	Magnora ASA	16,615	35,237
	Medistim ASA	2,470	38,154
	Morrow Bank ASA	50,288	48,552
	Mowi ASA	31,958	586,000
Ω	Multiconsult ASA	5,960	108,936
#*	NEL ASA	235,947	51,088
	Norbit ASA	2,130	29,253
*	Nordic Semiconductor ASA	29,568	296,490
	Norsk Hydro ASA	79,855	423,584
*	Northern Ocean Ltd.	10,938	6,190
*	NRC Group ASA	21,505	10,225
	Odfjell Drilling Ltd.	29,230	152,150
	Odfjell Technology Ltd.	3,913	15,569
	Olav Thon Eiendomsselskap ASA	2,629	65,402
	Orkla ASA	47,569	530,511
	Paratus Energy Services Ltd.	6,431	22,133
	Pareto Bank ASA	11,115	78,897
	Pexip Holding ASA	12,536	47,649
*	PhotoCure ASA	6,697	34,663
	Protector Forsikring ASA	35,403	1,246,025
	Rana Gruber ASA	5,863	41,737
	Reach Subsea ASA	19,395	12,606
	Salmar ASA	12,685	626,821
*	SATS ASA	12,194	44,052
*Ω	Scatec ASA	77,015	587,751
	Schibsted ASA (SCHA NO), Class A	9,650	293,676
	Schibsted ASA (SCHB NO), Class B	9,897	285,797
	Sea1 offshore, Inc.	28,559	54,024
	Selvaag Bolig ASA	22,992	77,175
#*Ω	Shelf Drilling Ltd.	17,298	7,839
#*	SmartCraft ASA	7,109	17,742
*	Solstad Offshore ASA	14,544	53,097
	Sparebank 1 Oestlandet	19,503	324,795
	SpareBank 1 Sor-Norge ASA	65,535	1,045,762
	Sparebanken More	18,957	182,213
	Sparebanken Sor	4,751	92,954
	Storebrand ASA	215,885	2,606,511
	TGS ASA	95,494	712,232
	TOMRA Systems ASA	34,003	536,474
	Veidekke ASA	40,140	603,986
		Shares	Value»
NORWAY — (Continued)
	Wilh Wilhelmsen Holding ASA, Class A	5,667	$211,186
	Wilh Wilhelmsen Holding ASA, Class B	1,503	54,602
*	Zalaris ASA	5,204	42,049
*	Zaptec ASA	6,781	11,614
TOTAL NORWAY			25,841,203
PORTUGAL — (0.2%)
#	Altri SGPS SA	30,604	210,589
	Banco Comercial Portugues SA, Class R	2,116,286	1,353,573
	Corticeira Amorim SGPS SA	15,139	130,778
	CTT-Correios de Portugal SA	33,316	293,465
	EDP SA (EDP PL)	927,198	3,654,702
#	Ibersol SGPS SA	5,326	56,138
#	Mota-Engil SGPS SA	14,157	56,193
	Navigator Co. SA	51,006	193,565
	NOS SGPS SA	74,962	312,850
	REN - Redes Energeticas Nacionais SGPS SA	167,843	550,890
	Sonae SGPS SA	418,269	531,175
TOTAL PORTUGAL			7,343,918
SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	56,643	51,299
	Aztech Global Ltd.	48,500	19,693
	Boustead Singapore Ltd.	110,607	88,002
	BRC Asia Ltd.	23,800	57,939
	Bukit Sembawang Estates Ltd.	79,000	214,121
Ω	BW LPG Ltd.	4,341	43,608
	Centurion Corp. Ltd.	94,500	91,124
	China Aviation Oil Singapore Corp. Ltd.	148,900	96,932
	China Sunsine Chemical Holdings Ltd.	198,500	82,898
	City Developments Ltd.	272,900	1,039,078
	CSE Global Ltd.	223,003	71,485
	DBS Group Holdings Ltd.	275,304	8,944,402

93

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	DFI Retail Group Holdings Ltd.	47,000	$118,635
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	140,402	0
	Food Empire Holdings Ltd.	66,800	77,231
	Frasers Property Ltd.	118,400	73,943
	Frencken Group Ltd.	117,100	90,963
*	Fu Yu Corp. Ltd.	192,800	14,682
*	Gallant Venture Ltd.	272,800	15,874
	Genting Singapore Ltd.	994,600	564,005
#	Grand Venture Technology Ltd.	41,400	23,307
	GuocoLand Ltd.	129,966	140,305
	Haw Par Corp. Ltd.	43,500	431,809
	Ho Bee Land Ltd.	82,800	114,086
	Hong Fok Corp. Ltd.	87,200	49,062
	Hong Leong Finance Ltd.	37,900	74,761
	Hongkong Land Holdings Ltd.	152,900	748,293
	Hour Glass Ltd.	84,500	101,592
	HRnetgroup Ltd.	119,200	63,376
	iFAST Corp. Ltd.	33,200	158,142
	ISDN Holdings Ltd.	58,689	14,193
	Keppel Ltd.	196,100	985,932
	Metro Holdings Ltd.	128,400	36,376
	Micro-Mechanics Holdings Ltd.	22,100	27,698
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	22,400	9,020
#	Netlink NBN Trust	744,100	521,114
	OUE Ltd.	49,300	35,481
	Oversea-Chinese Banking Corp. Ltd.	232,945	2,882,872
*	Oxley Holdings Ltd.	373,865	19,371
	Pacific Century Regional Developments Ltd.	48,300	15,491
	Pan-United Corp. Ltd.	105,900	54,639
	Propnex Ltd.	69,200	55,651
	PSC Corp. Ltd.	60,700	16,025
	Q&M Dental Group Singapore Ltd.	53,280	11,836
	Raffles Medical Group Ltd.	154,100	119,300
*	Seatrium Ltd.	568,120	834,313
	Sheng Siong Group Ltd.	141,000	189,973
	SIA Engineering Co. Ltd.	44,900	77,017
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Land Group Ltd.	68,500	$105,054
#	Singapore Post Ltd.	471,600	206,397
	Singapore Technologies Engineering Ltd.	316,400	1,796,595
	Straits Trading Co. Ltd.	76,379	83,702
*††	Swiber Holdings Ltd.	50,250	0
*	Thomson Medical Group Ltd.	916,800	29,481
	United Overseas Bank Ltd.	94,500	2,509,810
	UOL Group Ltd.	152,151	673,067
	Valuetronics Holdings Ltd.	154,710	75,948
	Venture Corp. Ltd.	55,600	493,562
	Vicom Ltd.	32,400	33,447
	Wee Hur Holdings Ltd.	274,100	110,110
	Wing Tai Holdings Ltd.	246,500	220,782
	Yangzijiang Shipbuilding Holdings Ltd.	718,400	1,230,593
TOTAL SINGAPORE			27,135,497
SPAIN — (3.1%)
	Acciona SA	16,847	2,455,001
	Acerinox SA	63,330	715,710
	ACS Actividades de Construccion y Servicios SA	95,713	5,996,881
Ω	Aedas Homes SA	1,874	60,480
#Ω	Aena SME SA	8,940	2,245,870
	Almirall SA	19,698	218,564
	Amadeus IT Group SA	143,660	11,307,909
	Atresmedia Corp. de Medios de Comunicacion SA	39,441	248,987
	Audax Renovables SA	89,063	152,994
	Azkoyen SA	4,058	35,086
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	491,782	6,749,235
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	52,384	717,661
	Banco de Sabadell SA	2,576,618	7,518,015

94

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Banco Santander SA (SAN SM)	2,061,320	$14,513,467
#	Banco Santander SA (SAN US), Sponsored ADR	69,983	489,880
#	Bankinter SA	184,429	2,148,402
#	CaixaBank SA	1,667,471	12,779,841
Ω	Cellnex Telecom SA	58,302	2,359,444
	Construcciones y Auxiliar de Ferrocarriles SA	13,228	646,558
#	Corp. ACCIONA Energias Renovables SA	20,340	380,220
#	EDP Renovaveis SA	128,546	1,203,802
*	eDreams ODIGEO SA	18,315	153,198
	Elecnor SA	17,817	381,969
	Enagas SA	22,883	356,788
	Ence Energia y Celulosa SA	24,710	79,686
	Endesa SA	34,501	1,036,154
	Ercros SA	13,714	46,418
	Faes Farma SA	97,892	475,327
	Fluidra SA	22,481	520,471
Ω	Gestamp Automocion SA	49,585	148,118
Ω	Global Dominion Access SA	36,899	121,867
*	Grenergy Renovables SA	3,309	190,094
*	Grifols SA	58,236	551,415
	Grupo Catalana Occidente SA	21,968	1,223,457
	Iberdrola SA	561,273	10,117,421
	Indra Sistemas SA	40,975	1,306,442
#	Industria de Diseno Textil SA	303,676	16,330,171
	Laboratorios Farmaceuticos Rovi SA	11,777	690,426
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	153,281	222,653
	Mapfre SA	447,822	1,594,246
#	Naturgy Energy Group SA	17,717	527,826
Ω	Neinor Homes SA	14,848	258,466
#*	Obrascon Huarte Lain SA	181,636	63,799
	Pharma Mar SA	1,779	150,702
	Prim SA	1,123	13,019
		Shares	Value»
SPAIN — (Continued)
*	Promotora de Informaciones SA, Class A	51,144	$23,004
Ω	Prosegur Cash SA	43,253	37,634
	Realia Business SA	163,953	167,397
	Redeia Corp. SA	147,722	3,097,773
	Sacyr SA	107,160	393,077
*	Solaria Energia y Medio Ambiente SA	47,470	357,807
#*††	Soltec Power Holdings SA	4,800	6,520
*Ω	Talgo SA	18,976	68,781
*	Tecnicas Reunidas SA	38,833	651,740
#	Telefonica SA (TEF SM)	1,313,913	6,749,890
#	Tubacex SA	61,124	252,077
#Ω	Unicaja Banco SA	502,777	958,318
TOTAL SPAIN			122,268,158
SWEDEN — (3.9%)
	AAK AB	17,148	448,452
Ω	AcadeMedia AB	36,502	300,363
#	AddLife AB, Class B	43,022	816,431
#	Addnode Group AB	45,365	390,555
	AddTech AB, Class B	88,465	2,976,178
	AFRY AB	67,994	1,177,957
	Alfa Laval AB	55,481	2,301,120
Ω	Alimak Group AB	28,194	356,838
#	Alleima AB	87,037	684,313
	Alligo AB, Class B	9,012	102,900
Ω	Ambea AB	54,102	653,582
*	Annehem Fastigheter AB, Class B	20,118	32,868
	AQ Group AB	12,285	197,684
	Arise AB	18,466	65,932
	Arjo AB, Class B	60,821	203,754
*	Asmodee Group AB, Class B	37,385	411,929
	Assa Abloy AB, Class B	86,434	2,623,615
#	Atlas Copco AB (ATCOA SS), Class A	490,008	7,584,685
	Atlas Copco AB (ATCOB SS), Class B	274,818	3,816,046
#	Atrium Ljungberg AB, Class B	75,650	267,871
Ω	Attendo AB	47,275	321,821
#	Avanza Bank Holding AB	99,161	3,295,136
#	Axfood AB	47,948	1,340,451

95

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Beijer Alma AB	16,990	$353,423
#	Beijer Ref AB	36,411	555,390
	Bergman & Beving AB	16,194	491,652
	Betsson AB, Class B	84,940	1,485,521
*	BHG Group AB	62,928	150,370
	Bilia AB, Class A	51,649	646,407
	Billerud Aktiebolag	84,633	893,050
	BioGaia AB, Class B	36,515	388,712
	Biotage AB	14,832	215,911
	Bjorn Borg AB	8,728	51,484
*	Boliden AB	73,561	2,253,911
*	Bonava AB, Class B	78,500	104,533
*Ω	Boozt AB	23,237	202,601
Ω	Bravida Holding AB	105,011	1,000,630
	BTS Group AB, Class B	885	21,256
	Bufab AB	11,252	465,078
	Bure Equity AB	41,867	1,410,619
	Byggmax Group AB	33,690	166,381
*	Camurus AB	12,788	821,845
*	Carasent AB	7,011	17,922
*	Castellum AB	48,636	591,910
	Catella AB	30,701	93,974
	Catena AB	11,657	548,769
	Cellavision AB	2,712	56,539
	Cibus Nordic Real Estate AB publ	12,386	214,367
*	Cint Group AB	88,523	66,787
	Clas Ohlson AB, Class B	39,038	1,105,871
	Cloetta AB, Class B	56,728	165,033
#Ω	Coor Service Management Holding AB	59,669	240,335
#	Corem Property Group AB (COREB SS), Class B	195,859	99,043
	Corem Property Group AB (CORED SS), Class D	2,536	54,652
*	Ctek AB	5,741	7,418
	CTT Systems AB	3,004	63,420
	Dios Fastigheter AB	36,499	253,458
Ω	Dometic Group AB	111,140	400,687
#*Ω	Dustin Group AB	155,604	55,107
*	Dynavox Group AB	15,679	141,966
	Eastnine AB	14,357	66,699
	Elanders AB, Class B	6,728	37,455
*	Electrolux AB, Class B	76,570	478,022
#	Electrolux Professional AB, Class B	105,894	613,559
	Elekta AB, Class B	123,208	627,390
		Shares	Value»
SWEDEN — (Continued)
*	Embracer Group AB	37,385	$471,790
	Enad Global 7 AB	8,884	10,987
*	Enea AB	6,109	41,793
	Engcon AB	11,770	112,766
	Eolus Vind AB, Class B	4,899	23,614
	Ependion AB	3,773	45,114
	Epiroc AB (EPIA SS), Class A	119,387	2,582,903
	Epiroc AB (EPIB SS), Class B	73,342	1,438,351
#	EQT AB	20,316	587,082
#Ω	Evolution AB	29,246	2,026,005
	Ework Group AB	5,246	79,145
#	Fabege AB	110,445	943,509
#	Fagerhult Group AB	20,861	90,159
*	Fastighets AB Balder, Class B	79,516	571,596
*	Fastighets AB Trianon	12,292	24,630
*	Fastighetsbolaget Emilshus AB, Class B	324	1,533
	FastPartner AB (FPARA SS), Class A	26,872	157,896
	FastPartner AB (FPARD SS), Class D	6,387	46,679
	FormPipe Software AB	5,484	15,022
	Fortnox AB	263,433	2,385,367
	G5 Entertainment AB	965	13,015
#	Getinge AB, Class B	46,369	896,174
	Granges AB	59,043	737,485
*Ω	Green Landscaping Group AB	1,854	11,519
*	Gruvaktiebolaget Viscaria	8,929	21,440
#	H & M Hennes & Mauritz AB, Class B	98,108	1,421,642
	Hanza AB	4,885	36,188
	Heba Fastighets AB, Class B	22,173	66,979
	Hemnet Group AB	61,828	2,122,290
	Hexagon AB, Class B	164,378	1,599,819
#*	Hexatronic Group AB	71,168	188,322
#	Hexpol AB	92,334	802,887
#*	HMS Networks AB	13,738	615,793
*Ω	Hoist Finance AB	36,279	325,688
	Holmen AB (HOLMB SS), Class B	17,008	672,479
	Hufvudstaden AB, Class A	39,757	484,076

96

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Humana AB	18,614	$78,706
	Husqvarna AB (HUSQA SS), Class A	6,401	29,760
#	Husqvarna AB (HUSQB SS), Class B	102,261	475,642
	Indutrade AB	59,512	1,610,016
#	Instalco AB	108,086	299,671
	INVISIO AB	18,243	733,196
	Inwido AB	24,189	512,630
	ITAB Shop Concept AB	35,246	92,713
	JM AB	37,306	595,169
*	John Mattson Fastighetsforetagen AB	8,820	56,001
	Kabe Group AB, Class B	1,160	29,900
#*	Karnov Group AB	25,012	234,765
#*	K-fast Holding AB	41,087	53,308
*	Klarabo Sverige AB, Class B	19,376	32,497
#	KNOW IT AB	16,681	249,242
	Lagercrantz Group AB, Class B	85,860	1,956,389
#	Lifco AB, Class B	46,402	1,796,442
#	Lime Technologies AB	6,782	273,766
	Lindab International AB	28,206	593,022
	Loomis AB	18,478	769,081
*	Medcap AB	4,193	189,145
	Medicover AB, Class B	16,981	423,748
	MEKO AB	16,482	216,413
	Micro Systemation AB, Class B	5,726	29,275
*	Midsona AB, Class B	13,356	12,546
#	MIPS AB	3,872	136,470
*	Modern Times Group MTG AB, Class B	51,612	618,372
	Momentum Group AB	5,204	85,927
Ω	Munters Group AB	55,652	712,251
	Mycronic AB	28,873	1,152,928
#	NCAB Group AB	71,672	315,851
	NCC AB, Class B	44,361	825,889
	Nederman Holding AB	7,369	128,582
*	Net Insight AB, Class B	46,248	14,002
	New Wave Group AB, Class B	35,622	435,901
		Shares	Value»
SWEDEN — (Continued)
#	Nibe Industrier AB, Class B	155,070	$661,281
	Nilorngruppen AB, Class B	1,618	9,927
*	Nivika Fastigheter AB, Class B	9,301	38,555
#*	Nobia AB	179,884	62,080
	Nolato AB, Class B	14,872	83,558
	Nordnet AB publ	62,336	1,650,172
*	Norion Bank AB	47,759	194,419
*	Norva24 Group AB	4,117	15,422
#	NP3 Fastigheter AB	10,674	278,140
*	Nyfosa AB	59,337	556,992
	OEM International AB, Class B	42,397	606,802
#*	Orron Energy AB	107,701	53,735
	Pandox AB	40,276	674,373
	Peab AB, Class B	57,607	479,180
	Platzer Fastigheter Holding AB, Class B	30,544	240,039
	Prevas AB, Class B	3,001	30,323
	Ratos AB, Class B	182,308	622,180
	RaySearch Laboratories AB	14,641	396,437
	Rejlers AB	5,502	102,123
	Rusta AB	17,884	147,486
	Rvrc Holding AB	45,114	234,092
	Saab AB, Class B	27,844	1,296,542
	Sagax AB (SAGAA SS), Class A	309	6,980
#	Sagax AB (SAGAB SS), Class B	43,876	997,270
#	Samhallsbyggnadsbolaget i Norden AB	300,861	122,139
	Samhallsbyggnadsbolaget i Norden AB, Class D	18,499	13,008
#	Sandvik AB	131,644	2,717,715
Ω	Scandic Hotels Group AB	91,538	712,462
*	Sdiptech AB, Class B	9,910	221,939
	Sectra AB, Class B	69,215	2,123,564
#	Securitas AB, Class B	126,576	2,005,818
*	Sedana Medical AB	13,026	13,744
*	Sensys Gatso Group AB	3,064	13,496
*Ω	Sinch AB	295,484	686,933
	SinterCast AB	1,838	19,874
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	348,250	5,525,916

97

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	3,672	$62,138
#	Skanska AB, Class B	71,874	1,670,110
	SKF AB (SKFA SS), Class A	2,962	58,774
	SKF AB (SKFB SS), Class B	49,068	961,800
	SkiStar AB	27,008	467,755
	Solid Forsakring AB	5,045	40,293
*	Stendorren Fastigheter AB	3,617	77,154
*	Stillfront Group AB	212,710	109,056
	Storskogen Group AB, Class B	613,315	808,058
	Svedbergs Group AB	12,363	64,557
	Svenska Cellulosa AB SCA (SCAA SS), Class A	5,252	67,613
	Svenska Cellulosa AB SCA (SCAB SS), Class B	106,623	1,378,694
	Svenska Handelsbanken AB (SHBA SS), Class A	195,015	2,552,709
#	Svenska Handelsbanken AB (SHBB SS), Class B	4,821	94,750
	Sweco AB, Class B	71,955	1,265,828
	Swedbank AB, Class A	138,165	3,449,130
*	Swedish Logistic Property AB, Class B	8,692	35,492
*	Swedish Orphan Biovitrum AB	49,382	1,501,939
	Synsam AB	43,570	221,689
	Systemair AB	33,125	283,669
	Tele2 AB, Class B	243,542	3,593,225
	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	51,015	420,364
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,510	54,523
		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	476,061	$4,021,468
	Telia Co. AB	519,083	1,949,919
Ω	Thule Group AB	29,701	677,002
	Trelleborg AB, Class B	20,576	709,495
	Troax Group AB	9,144	126,726
	Truecaller AB, Class B	65,748	494,784
	VBG Group AB, Class B	6,802	190,411
*	Vestum AB	15,230	16,325
#*	Viaplay Group AB	337,248	19,388
	Vitec Software Group AB, Class B	12,334	563,553
	Vitrolife AB	31,238	508,434
	Volati AB	9,287	114,392
	Volvo AB (VOLVA SS), Class A	48,000	1,309,270
	Volvo AB (VOLVB SS), Class B	335,482	9,119,582
#*	Volvo Car AB, Class B	215,668	367,871
#	Wallenstam AB, Class B	147,862	731,082
#	Wihlborgs Fastigheter AB	119,878	1,243,418
	XANO Industri AB, Class B	4,020	17,852
#*	XSpray Pharma AB	4,490	16,209
TOTAL SWEDEN			150,541,808
SWITZERLAND — (8.0%)
	ABB Ltd.	257,472	13,597,288
#	Accelleron Industries AG (ACLLY US), ADR	1,336	72,017
	Accelleron Industries AG (ACLN SW)	42,178	2,264,288
#	Adecco Group AG	92,117	2,397,456
#	Alcon AG	51,496	5,026,525
	Allreal Holding AG	6,863	1,512,194
	ALSO Holding AG	3,802	1,161,151
	APG SGA SA	611	164,851
	Arbonia AG	858	6,511
	Ascom Holding AG	16,764	65,749
	Baloise Holding AG	22,991	5,114,865
	Banque Cantonale de Geneve	494	148,023
#	Banque Cantonale Vaudoise	12,119	1,491,578

98

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Belimo Holding AG	4,126	$3,505,703
	Bellevue Group AG	2,469	25,692
	Berner Kantonalbank AG	2,328	715,996
	BKW AG	8,476	1,699,330
#	Bossard Holding AG, Class A	2,376	518,134
	Bucher Industries AG	2,910	1,256,899
	Burckhardt Compression Holding AG	1,898	1,290,432
	Burkhalter Holding AG	2,537	377,409
	Bystronic AG	344	105,016
#	Calida Holding AG	727	13,998
	Carlo Gavazzi Holding AG	142	33,465
*	Cavotec SA	12,463	19,624
	Cembra Money Bank AG	15,276	1,843,947
#	Cham Swiss Properties AG	1,743	46,671
*	Cicor Technologies Ltd.	223	30,071
	Cie Financiere Tradition SA	443	117,150
#	Clariant AG	113,235	1,267,442
	Coca-Cola HBC AG	23,634	1,230,710
	Coltene Holding AG	840	63,722
	Daetwyler Holding AG	1,487	214,709
	DKSH Holding AG	23,649	1,742,208
#*	DocMorris AG	8,389	236,502
	dormakaba Holding AG	1,316	1,110,121
	DSM-Firmenich AG	20,907	2,271,193
	EFG International AG	46,629	705,419
	Emmi AG	963	947,270
	EMS-Chemie Holding AG	450	331,786
#*	Feintool International Holding AG	840	11,310
	Fenix Outdoor International AG	1,370	86,395
	Flughafen Zurich AG	8,362	2,107,079
	Forbo Holding AG	225	215,877
Ω	Galenica AG	35,154	3,682,123
*	GAM Holding AG	28,717	3,640
	Geberit AG	10,434	7,227,843
#	Georg Fischer AG	17,520	1,266,778
	Givaudan SA	2,064	9,957,478
#	Glarner Kantonalbank	1,134	30,273
*	Gurit Holding AG, Class BR	970	15,271
	Helvetia Holding AG	19,614	4,326,800
		Shares	Value»
SWITZERLAND — (Continued)
	Hiag Immobilien Holding AG	723	$87,623
	Huber & Suhner AG	8,082	711,160
	Implenia AG	4,981	281,713
	Inficon Holding AG	6,000	636,647
	Interroll Holding AG	150	329,194
	Intershop Holding AG	2,180	357,685
	Investis Holding SA	1,724	253,897
	Julius Baer Group Ltd.	61,468	3,986,079
	Jungfraubahn Holding AG	459	110,399
	Kardex Holding AG	2,187	550,956
*	Komax Holding AG	1,162	144,566
#*	Kudelski SA	3,540	5,163
	Kuehne & Nagel International AG	11,897	2,739,844
	Landis & Gyr Group AG	10,056	646,772
	LEM Holding SA	150	125,172
#	Logitech International SA (LOGI US)	13,255	999,294
	Logitech International SA (LOGN SW)	29,073	2,209,259
	Luzerner Kantonalbank AG	4,251	359,366
Ω	Medacta Group SA	1,150	186,690
#Ω	Medmix AG	2,102	26,301
#	Meier Tobler Group AG	2,096	88,138
	Metall Zug AG, Class B	62	77,278
	Mikron Holding AG	1,314	25,513
#	Mobilezone Holding AG	14,860	204,274
	Mobimo Holding AG	3,322	1,283,094
*Ω	Montana Aerospace AG	3,287	65,644
	Naturenergie Holding AG	3,587	140,758
	Novartis AG (NOVN SW)	13,040	1,487,306
#	Novartis AG (NVS US), Sponsored ADR	344,168	39,059,626
#	Novavest Real Estate AG	964	43,668
	OC Oerlikon Corp. AG Pfaffikon	50,966	216,205
	Orell Fuessli AG	246	29,200
#	Orior AG	1,050	23,776
	Partners Group Holding AG	6,159	8,069,961

99

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	Peach Property Group AG	1,866	$14,191
	Phoenix Mecano AG	277	142,655
*Ω	PolyPeptide Group AG	1,208	27,990
	PSP Swiss Property AG	19,021	3,387,080
#	Rieter Holding AG	795	67,727
	Roche Holding AG (RO SW)	5,281	1,837,137
	Roche Holding AG (ROG SW)	116,234	38,006,932
	Romande Energie Holding SA	3,048	158,376
	Sandoz Group AG (SDZ SW)	102,366	4,440,092
*	Santhera Pharmaceuticals Holding AG	1,180	20,790
	Schindler Holding AG	4,589	1,627,002
	Schweiter Technologies AG	215	98,977
*Ω	Sensirion Holding AG	233	18,055
	SF Urban Properties AG	145	16,321
#	SFS Group AG	4,928	666,146
	SGS SA	52,256	5,103,382
	Siegfried Holding AG	8,140	969,120
#	SIG Group AG	188,575	3,637,602
	Sika AG	42,089	10,518,359
	SKAN Group AG	1,871	153,326
	Softwareone Holding AG	23,949	165,780
	Sonova Holding AG	16,555	5,089,238
	St. Galler Kantonalbank AG	1,018	613,254
#	Stadler Rail AG	18,111	477,714
	Straumann Holding AG	19,784	2,412,398
	Sulzer AG	8,243	1,395,212
#	Swatch Group AG (UHR SW)	10,557	1,832,085
#	Swatch Group AG (UHRN SW)	18,807	653,637
	Swiss Life Holding AG	9,783	9,767,933
	Swiss Prime Site AG	33,648	4,744,570
	Swiss Re AG	103,571	18,591,431
	Swisscom AG	9,657	6,440,090
	Swissquote Group Holding SA	6,994	3,610,281
	Tecan Group AG	1,583	308,303
	Temenos AG	21,311	1,526,515
*	Trifork Group AG	4,385	62,269
		Shares	Value»
SWITZERLAND — (Continued)
	TX Group AG	1,340	$301,457
	u-blox Holding AG	4,017	407,153
	UBS Group AG (UBS US)	29,234	883,760
	UBS Group AG (UBSG SW)	269,211	8,171,998
	Valiant Holding AG	6,872	1,012,094
#	Varia U.S. Properties AG	791	19,662
Ω	VAT Group AG	5,827	2,103,489
	Vaudoise Assurances Holding SA	433	315,912
	Vontobel Holding AG	16,069	1,161,203
	VZ Holding AG	5,795	1,195,778
	V-ZUG Holding AG	925	77,893
	Walliser Kantonalbank	803	120,578
#	Warteck Invest AG	38	88,791
	Ypsomed Holding AG	1,282	546,219
	Zehnder Group AG	1,233	82,077
	Zug Estates Holding AG, Class B	122	313,562
	Zuger Kantonalbank	37	380,706
	Zurich Insurance Group AG	19,902	14,115,902
TOTAL SWITZERLAND			309,136,407
UNITED KINGDOM — (12.2%)
	3i Group PLC	156,054	8,846,860
	4imprint Group PLC	12,496	572,363
	Aberdeen Group PLC	638,917	1,261,866
*	Accesso Technology Group PLC	5,610	35,635
	Admiral Group PLC	72,653	3,159,858
	Advanced Medical Solutions Group PLC	46,080	118,729
	AG Barr PLC	33,913	313,806
Ω	Airtel Africa PLC	434,917	995,305
	AJ Bell PLC	136,933	779,319
Ω	Alfa Financial Software Holdings PLC	62,251	185,078
	Allfunds Group PLC	195,185	1,101,902
*	Alliance Pharma PLC	18,054	15,566
	Antofagasta PLC	35,601	781,283
*	AO World PLC	118,657	155,751
	Ashmore Group PLC	83,278	160,930
	Ashtead Group PLC	77,699	4,159,415
#	Ashtead Technology Holdings PLC	33,238	221,654
#*	ASOS PLC	32,779	125,887

100

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*Ω	Aston Martin Lagonda Global Holdings PLC	59,183	$53,349
	AstraZeneca PLC (AZN LN)	25,658	3,675,940
	AstraZeneca PLC (AZN US), Sponsored ADR	337,697	24,243,268
	Atalaya Mining Copper SA	43,021	209,790
*	Auction Technology Group PLC	22,216	173,003
Ω	Auto Trader Group PLC	462,102	5,191,649
	Aviva PLC	454,322	3,403,963
	Avon Technologies PLC	6,389	116,135
	Babcock International Group PLC	225,580	2,430,125
	BAE Systems PLC	252,624	5,856,491
Ω	Bakkavor Group PLC	53,124	122,042
	Balfour Beatty PLC	188,688	1,154,086
	Barclays PLC (BARC LN)	1,252,014	4,987,574
#	Barclays PLC (BCS US), Sponsored ADR	251,315	4,036,119
	Barratt Redrow PLC	612,559	3,818,808
	Beazley PLC	398,001	4,715,782
	Begbies Traynor Group PLC	34,007	41,530
	Bellway PLC	63,366	2,274,949
	Berkeley Group Holdings PLC	47,493	2,647,446
	Bloomsbury Publishing PLC	42,088	334,896
#*	boohoo Group PLC	332,375	95,932
	Brickability Group PLC	16,122	15,044
Ω	Bridgepoint Group PLC	13,466	48,273
	Brooks Macdonald Group PLC	2,856	55,766
	BT Group PLC	2,033,589	4,719,870
	Bunzl PLC	60,468	1,900,177
	Burberry Group PLC	153,055	1,490,568
	Burford Capital Ltd.	71,092	972,966
	Bytes Technology Group PLC (BYIT LN)	139,250	946,920
*	Capita PLC	13,141	32,230
	Capital Ltd.	37,907	34,083
	Card Factory PLC	138,000	174,898
	Carr's Group PLC	25,228	42,940
		Shares	Value»
UNITED KINGDOM — (Continued)
	Castings PLC	3,885	$13,276
	Central Asia Metals PLC	80,782	165,757
	Chemring Group PLC	78,841	421,117
	Chesnara PLC	58,057	199,290
	Clarkson PLC	11,351	498,916
*	Close Brothers Group PLC	83,764	364,264
Ω	CMC Markets PLC	27,299	88,627
	Coca-Cola Europacific Partners PLC	44,682	4,025,545
	Cohort PLC	6,022	110,873
	Compass Group PLC	302,533	10,199,838
	Computacenter PLC	49,401	1,597,791
	Conduit Holdings Ltd.	21,061	96,945
Ω	ConvaTec Group PLC	419,916	1,459,905
	Costain Group PLC	81,407	119,238
	Crest Nicholson Holdings PLC	138,281	333,057
	Croda International PLC	15,147	597,899
*	Currys PLC	850,183	1,260,004
	CVS Group PLC	28,112	404,017
*	De La Rue PLC	33,140	57,170
*	DFS Furniture PLC	84,939	165,479
	Diageo PLC (DEO US), Sponsored ADR	80,451	9,012,121
	Diageo PLC (DGE LN)	22,401	629,029
*	Dialight PLC	4,837	6,891
	Diploma PLC	40,010	2,122,992
	Direct Line Insurance Group PLC	455,406	1,720,068
	DiscoverIE Group PLC	24,389	184,838
	Domino's Pizza Group PLC	93,633	336,812
	dotdigital group PLC	72,032	79,683
	Dr. Martens PLC	251,750	185,548
	Drax Group PLC	225,933	1,863,711
	Dunelm Group PLC	45,981	675,240
*	EKF Diagnostics Holdings PLC	91,050	26,132
	Elementis PLC	217,555	365,672
	Endeavour Mining PLC	67,955	1,841,073
	Entain PLC	157,762	1,348,693
	Epwin Group PLC	48,473	59,795
	Essentra PLC	67,810	81,508
	Experian PLC	275,710	13,716,860
	FDM Group Holdings PLC	56,476	168,996
	Firstgroup PLC	220,220	507,960

101

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Flowtech Fluidpower PLC	100	$71
	Foresight Group Holdings Ltd.	27,631	137,176
	Foxtons Group PLC	116,990	92,438
*	Frasers Group PLC	28,697	253,740
	Fresnillo PLC	69,174	927,109
	Fuller Smith & Turner PLC, Class A	4,475	33,600
#*	Fund Technologies PLC	3,729	88,744
*Ω	Funding Circle Holdings PLC	43,359	65,892
	Future PLC	64,490	613,306
	Galliford Try Holdings PLC	34,108	177,433
	Games Workshop Group PLC	12,710	2,617,527
*	Gaming Realms PLC	107,480	56,945
	Gamma Communications PLC	25,048	447,152
	GB Group PLC	159,732	523,485
	Genuit Group PLC	71,526	364,232
*	Georgia Capital PLC	11,623	251,819
	Gooch & Housego PLC	6,576	33,036
	Grainger PLC	458,902	1,316,566
	Greggs PLC	30,491	759,073
*	Griffin Mining Ltd.	5,707	14,542
	GSK PLC (GSK LN)	279,586	5,530,961
#	GSK PLC (GSK US), Sponsored ADR	81,069	3,230,616
*	Gulf Marine Services PLC	55,690	12,702
*Ω	Gym Group PLC	34,826	67,139
	Haleon PLC (HLN LN)	812,434	4,088,062
	Haleon PLC (HLN US), ADR	45,689	463,743
	Halfords Group PLC	77,447	160,313
	Halma PLC	54,192	2,000,315
	Harworth Group PLC	68,062	159,443
	Hays PLC	639,100	610,533
	Headlam Group PLC	23,382	24,528
	Helical PLC	46,922	135,169
	Henry Boot PLC	43,597	126,692
	Hikma Pharmaceuticals PLC	23,273	616,724
	Hill & Smith PLC	34,274	823,955
	Hilton Food Group PLC	41,977	499,344
	Hiscox Ltd.	129,263	1,902,444
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Hochschild Mining PLC	190,661	$717,971
	Hollywood Bowl Group PLC	46,439	181,356
*Ω	Hostelworld Group PLC	39,268	56,233
	Howden Joinery Group PLC	278,689	2,865,898
	HSBC Holdings PLC (HSBA LN)	536,883	5,984,838
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	295,612	16,577,921
	Hunting PLC	109,130	376,540
Ω	Ibstock PLC	30,625	73,561
#	IDOX PLC	187,403	137,167
	IG Group Holdings PLC	128,079	1,825,507
	IMI PLC	114,629	2,720,477
	Impax Asset Management Group PLC	39,038	79,602
	Inchcape PLC	228,924	2,051,293
*	Indivior PLC	27,926	316,897
	Informa PLC	204,402	1,996,792
	IntegraFin Holdings PLC	77,851	317,941
	Intermediate Capital Group PLC	124,915	3,142,120
	International Distribution Services PLC	221,617	1,083,035
#	International Paper Co.	60,474	2,751,012
	International Workplace Group PLC	157,597	390,208
	Intertek Group PLC	27,381	1,681,602
*	IP Group PLC	331,705	187,996
	ITV PLC	1,306,017	1,407,615
	J D Wetherspoon PLC	21,332	186,541
	J Sainsbury PLC	756,370	2,688,224
#	James Halstead PLC	48,573	99,520
	JD Sports Fashion PLC	871,655	917,683
*	John Wood Group PLC	473,199	116,447
	Johnson Matthey PLC	88,563	1,524,831
	Jupiter Fund Management PLC	232,206	224,453
	Just Group PLC	670,745	1,265,143
	Kainos Group PLC	48,598	473,077

102

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Keller Group PLC	21,231	$404,285
	Kier Group PLC	187,414	364,374
	Kingfisher PLC	717,173	2,756,451
	Kitwave Group PLC	11,216	44,611
	Knights Group Holdings PLC	6,242	11,244
	Lancashire Holdings Ltd.	113,747	856,185
	Legal & General Group PLC	1,464,619	4,612,204
	Lion Finance Group PLC	11,242	901,753
	Liontrust Asset Management PLC	13,438	59,164
	Lloyds Banking Group PLC (LLOY LN)	12,049,868	11,838,726
	London Investment Group PLC	5,154	24,575
	LSL Property Services PLC	32,720	121,990
Ω	Luceco PLC	33,081	61,170
	M&C Saatchi PLC	14,575	30,716
	M&G PLC	1,304,539	3,619,946
	Macfarlane Group PLC	29,086	40,243
	Man Group PLC	592,060	1,292,265
	Marks & Spencer Group PLC	733,454	3,811,426
	Marshalls PLC	86,978	326,212
*	Marston's PLC	137,174	66,011
*	McBride PLC	108,739	209,030
	Mears Group PLC	46,241	239,366
	Melrose Industries PLC	239,415	1,391,793
*	Metro Bank Holdings PLC	30,646	41,138
	Midwich Group PLC	22,780	60,058
*	Mitchells & Butlers PLC	97,664	324,115
	MJ Gleeson PLC	12,606	85,290
	Mondi PLC	105,198	1,596,820
	MONY Group PLC	367,641	995,010
	Moonpig Group PLC	131,406	402,173
	Morgan Sindall Group PLC	29,327	1,386,267
	Mortgage Advice Bureau Holdings Ltd.	9,135	99,119
	National Grid PLC (NG LN)	184,547	2,663,769
#	National Grid PLC (NGG US), Sponsored ADR	54,344	3,967,112
		Shares	Value»
UNITED KINGDOM — (Continued)
	NatWest Group PLC (NWG LN)	1,411,415	$9,078,628
	NCC Group PLC	111,566	218,289
	Next 15 Group PLC	58,483	202,836
	Next PLC	29,404	4,850,969
*	Nexxen International Ltd.	5,893	59,009
	Nichols PLC	727	11,881
	Ninety One PLC	97,363	192,720
	Norcros PLC	14,489	46,954
*	Ocado Group PLC	81,533	308,037
Ω	On the Beach Group PLC	51,184	180,885
	OSB Group PLC	202,129	1,284,782
	Oxford Instruments PLC	23,145	509,221
#*	Oxford Nanopore Technologies PLC	53,118	84,452
	Pagegroup PLC	257,436	928,483
	Paragon Banking Group PLC	107,844	1,218,322
	PayPoint PLC	36,753	331,819
	Pearson PLC (PSON LN)	86,936	1,393,691
	Pennon Group PLC	194,672	1,303,200
	Persimmon PLC	88,067	1,524,085
	Pets at Home Group PLC	120,072	380,281
	Phoenix Group Holdings PLC	252,684	2,021,557
*	Phoenix Spree Deutschland Ltd.	5,580	12,836
*	Pinewood Technologies Group PLC	22,409	108,170
*	Playtech PLC	95,104	965,149
	Polar Capital Holdings PLC	52,531	275,566
	Pollen Street Group Ltd.	5,155	50,330
	Porvair PLC	5,022	49,680
	PPHE Hotel Group Ltd.	3,969	66,084
	Premier Foods PLC	241,065	639,115
	Prudential PLC (PRU LN)	146,374	1,556,362
	Prudential PLC (PUK US), ADR	46,100	979,625
*	PureTech Health PLC (PRTC LN)	35,409	57,826
	PZ Cussons PLC	23,551	24,508
	QinetiQ Group PLC	157,582	829,446
Ω	Quilter PLC	683,313	1,229,513
	Rank Group PLC	41,335	47,149

103

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rathbones Group PLC	15,992	$336,685
	Reach PLC	248,913	252,319
	Reckitt Benckiser Group PLC	144,769	9,344,337
	Record PLC	31,963	22,652
	RELX PLC (REL LN)	28,808	1,572,201
	RELX PLC (RELX US), Sponsored ADR	397,933	21,739,068
	RELX PLC (REN NA)	26,000	1,415,421
	Renew Holdings PLC	44,466	450,092
	Renishaw PLC	1,675	50,175
	Renold PLC	60,850	38,659
	Rentokil Initial PLC	193,789	887,804
	Ricardo PLC	9,596	31,498
	Rightmove PLC	634,492	6,266,341
	Robert Walters PLC	34,121	103,268
	Rolls-Royce Holdings PLC	1,160,557	11,747,705
	Rotork PLC	332,257	1,352,874
	RS Group PLC	158,502	1,092,872
	RWS Holdings PLC	106,895	95,517
	S&U PLC	2,061	39,401
#*	S4 Capital PLC	78,707	28,530
Ω	Sabre Insurance Group PLC	49,447	83,364
	Sage Group PLC	198,418	3,289,501
	Savills PLC	52,277	648,285
	Schroders PLC	219,220	965,922
	Secure Trust Bank PLC	5,821	46,012
	Senior PLC	68,446	126,403
	Severfield PLC	101,799	32,622
	Severn Trent PLC	78,347	2,914,294
*	SIG PLC	206,768	42,902
	Smith & Nephew PLC (SN LN)	61,518	865,717
	Smith & Nephew PLC (SNN US), Sponsored ADR	20,995	588,280
	Smiths Group PLC	79,771	1,987,861
	Smiths News PLC	70,564	50,098
	Softcat PLC	83,716	1,869,762
*	SolGold PLC	379,122	34,304
	Spectris PLC	21,695	580,782
	Speedy Hire PLC	234,031	61,276
	Spirax Group PLC	13,197	1,040,137
Ω	Spire Healthcare Group PLC	108,964	281,741
*	Spirent Communications PLC	166,488	410,484
	SSE PLC	96,217	2,169,315
	SSP Group PLC	125,677	248,911
		Shares	Value»
UNITED KINGDOM — (Continued)
	St. James's Place PLC	511,949	$6,453,293
	Standard Chartered PLC	361,518	5,207,036
	SThree PLC	54,301	176,538
*††	Studio Retail Group PLC	11,005	0
	STV Group PLC	18,564	40,307
*	Synthomer PLC	54,205	59,613
	Tatton Asset Management PLC	10,566	87,420
	Taylor Wimpey PLC	1,472,848	2,314,297
#	Team Internet Group PLC	64,745	49,139
	Telecom Plus PLC	53,796	1,360,152
	Tesco PLC	2,344,732	11,604,083
*	THG PLC	201,582	66,544
	Topps Tiles PLC	74,684	31,285
	TP ICAP Group PLC	264,848	909,472
*Ω	Trainline PLC	196,177	768,433
	Travis Perkins PLC	133,319	995,172
	Treatt PLC	12,756	43,476
	Tribal Group PLC	2,667	1,481
	Trifast PLC	41,274	36,813
	TT Electronics PLC	65,939	64,236
#	Unilever PLC (UL US), Sponsored ADR	417,065	26,504,481
	Unilever PLC (ULVR LN)	32,472	2,067,488
	Unilever PLC (UNA NA)	57,621	3,674,499
	United Utilities Group PLC	230,936	3,471,975
*	Vanquis Banking Group PLC	102,823	88,022
	Vertu Motors PLC	143,701	118,292
	Victorian Plumbing Group PLC	53,102	69,285
	Victrex PLC	19,624	217,826
*	Videndum PLC	19,343	20,699
*	Vistry Group PLC	78,044	657,985
#	Volex PLC	38,975	132,611
	Volution Group PLC	79,713	603,653
	Vp PLC	4,543	35,758
*Ω	Watches of Switzerland Group PLC	122,860	584,544
*	Watkin Jones PLC	139,552	58,847
	Weir Group PLC	50,360	1,518,027
	WH Smith PLC	63,059	763,084
	Whitbread PLC	27,543	956,597
	Wickes Group PLC	124,621	316,769
	Wilmington PLC	6,992	34,430

104

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Wise PLC, Class A	83,187	$1,091,114
	WPP PLC (WPP LN)	193,212	1,497,887
#	WPP PLC (WPP US), Sponsored ADR	37,838	1,459,033
*	Xaar PLC	20,538	28,504
	XPS Pensions Group PLC	71,166	364,944
	Young & Co.'s Brewery PLC (YNGA LN), Class A	6,129	72,059
	Young & Co.'s Brewery PLC (YNGN LN)	1,593	12,470
*	Zegona Communications PLC	31,377	283,582
	Zigup PLC	110,361	460,811
	Zotefoams PLC	14,752	48,607
TOTAL UNITED KINGDOM			474,180,655
UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc.	21,378	163,876
*	Coeur Mining, Inc.	23,307	129,354
TOTAL UNITED STATES			293,230
TOTAL COMMON STOCKS			3,644,568,059
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 8.479%	13,668	1,102,963
Ω	Dr. Ing hc F Porsche AG, 5.225%	32,286	1,623,070
	Draegerwerk AG & Co. KGaA, 3.010%	3,515	239,513
	Einhell Germany AG, 1.478%	1,437	107,275
	FUCHS SE, 2.506%	54,384	2,726,957
	Henkel AG & Co. KGaA, 2.969%	46,259	3,592,768
	Jungheinrich AG, 2.370%	24,631	895,159
	Porsche Automobil Holding SE, 7.072%	38,969	1,606,725
	Sartorius AG, 0.326%	1,862	483,365
	Sixt SE, 6.712%	9,384	624,979
		Shares	Value»

GERMANY — (Continued)
	STO SE & Co. KGaA, 3.994%	1,606	$229,675
	Villeroy & Boch AG, 6.140%	866	16,974
	Volkswagen AG, 9.469%	44,605	4,853,486
TOTAL GERMANY			18,102,909
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	3,758	0
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	17,726	309
*	CSI Properties Ltd. Warrants 04/07/2027	34,500	58
TOTAL HONG KONG			367
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,134	0
PORTUGAL — (0.0%)
#*	EDP Renovaveis SA Rights 05/07/2025	128,546	13,106
SPAIN — (0.0%)
*	Obrascon Huarte Lain SA Rights 05/15/2025	181,636	967
TOTAL RIGHTS/WARRANTS			14,440
TOTAL INVESTMENT SECURITIES (Cost $2,593,614,785)			3,662,685,408

			Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§	The DFA Short Term Investment Fund	18,945,628	219,106,191
TOTAL INVESTMENTS — (100.0%)
(Cost $2,812,730,415)			$3,881,791,599

105

International Sustainability Core 1 Portfolio
CONTINUED
As of April 30, 2025, the value of Rule 144A securities amounted to $77,207,740 or 2.1% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$11,147	$187,091,555	$7,271	$187,109,973
Austria	—	15,718,716	—	15,718,716
Belgium	—	34,066,365	—	34,066,365
Canada	366,879,784	22,788	131	366,902,703
Denmark	21,037	115,005,667	—	115,026,704
Finland	341,875	74,931,672	—	75,273,547
France	43,853	297,581,420	—	297,625,273
Germany	426,013	295,770,303	—	296,196,316
Hong Kong	—	29,368,863	2,970	29,371,833
Ireland	686,649	27,382,980	—	28,069,629
Israel	2,974,989	25,310,417	—	28,285,406
Italy	—	75,988,579	—	75,988,579
Japan	1,399,781	723,816,653	—	725,216,434
Liechtenstein	—	581,372	—	581,372
Luxembourg	476,113	11,592,894	—	12,069,007
Monaco	—	48,330	—	48,330
Netherlands	62,907,808	162,400,695	—	225,308,503
New Zealand	20,662	14,947,831	—	14,968,493
Norway	12,987	25,828,216	—	25,841,203
Portugal	—	7,343,918	—	7,343,918
Singapore	29,481	27,106,016	—	27,135,497
Spain	1,207,541	121,054,097	6,520	122,268,158
Sweden	832,293	149,709,515	—	150,541,808
Switzerland	46,041,222	263,095,185	—	309,136,407
United Kingdom	114,695,029	359,485,626	—	474,180,655
United States	129,354	163,876	—	293,230
Preferred Stocks
Germany	—	18,102,909	—	18,102,909
Rights/Warrants
Hong Kong	—	367	—	367
Portugal	—	13,106	—	13,106
Spain	—	967	—	967
Securities Lending Collateral	—	219,106,191	—	219,106,191
Total Investments in Securities	$599,137,618	$3,282,637,089	$16,892˂˃	$3,881,791,599

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
106

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (3.3%)
*	Allianca Saude e Participacoes SA	2,000	$2,058
	Allied Tecnologia SA	18,800	23,222
	Allos SA	46,200	173,072
*	Allpark Empreendimentos Participacoes e Servicos SA	5,900	3,098
	Alupar Investimento SA	62,936	341,786
#	Ambev SA (ABEV US), ADR	220,998	559,125
	Ambev SA (ABEV3 BZ)	9,200	23,619
*	Ambipar Participacoes e Empreendimentos SA	1,597	34,331
	Anima Holding SA	46,900	26,362
	Armac Locacao Logistica E Servicos SA	13,600	10,496
	Atacadao SA	184,020	277,239
	Auren Energia SA	76,535	120,430
*	Automob Participacoes SA	152,107	7,237
	B3 SA - Brasil Bolsa Balcao	631,253	1,500,507
	Banco Bradesco SA (BBDC3 BZ)	184,029	396,584
	Banco BTG Pactual SA	149,192	1,001,860
	Banco do Brasil SA	226,772	1,156,007
	Banco Santander Brasil SA	216,126	1,124,206
	BB Seguridade Participacoes SA	95,054	716,362
	Bemobi Mobile Tech SA	13,617	45,373
*	Blau Farmaceutica SA	12,400	28,208
	Boa Safra Sementes SA	10,400	18,930
	BR Advisory Partners Participacoes SA	4,400	11,397
	Brisanet Servicos de Telecomunicacoes SA	21,500	10,532
	C&A Modas SA	42,650	100,028
		Shares	Value»
BRAZIL — (Continued)
	Caixa Seguridade Participacoes SA	89,488	$257,971
	Camil Alimentos SA	37,242	28,612
	CCR SA	305,757	724,638
	Centrais Eletricas Brasileiras SA	46,749	362,038
*	Cia Brasileira de Aluminio	33,667	23,314
*	Cia Brasileira de Distribuicao	77,936	58,090
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	5,079	103,256
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	22,350	448,524
	Cia de Saneamento de Minas Gerais Copasa MG	43,700	165,093
	Cia De Sanena Do Parana (SAPR11 BZ)	39,700	214,969
	Cia De Sanena Do Parana (SAPR3 BZ)	21,300	23,082
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	11,964	22,612
	Cia Energetica de Minas Gerais (CMIG3 BZ)	107,341	288,253
	Cia Paranaense de Energia - Copel	117,192	215,586
	Cogna Educacao SA	632,876	287,714
	Cosan SA	53,151	72,770
	CPFL Energia SA	52,595	353,929
	Cruzeiro do Sul Educacional SA	22,000	15,855
	CSU Digital SA	3,600	10,892
	Cury Construtora e Incorporadora SA	67,099	325,732

107

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	106,577	$465,546
Ω	Desktop SA	13,800	22,444
	Dexco SA	141,691	138,067
*	Diagnosticos da America SA	26,313	8,160
	Dimed SA Distribuidora da Medicamentos	22,448	36,311
	Direcional Engenharia SA	21,775	139,471
	EcoRodovias Infraestrutura e Logistica SA	72,209	84,104
	Eletromidia SA	6,317	34,039
*	Embraer SA (EMBR3 BZ)	187,474	2,144,580
	Empreendimentos Pague Menos SA	20,589	11,972
	Energisa SA	89,581	725,153
	Engie Brasil Energia SA	45,896	336,184
	Equatorial Energia SA	198,797	1,289,432
	Even Construtora e Incorporadora SA	44,580	45,168
	Ez Tec Empreendimentos e Participacoes SA	40,196	94,060
	Fleury SA	86,649	198,334
	Fras-Le SA	12,182	62,765
	Gerdau SA, Sponsored ADR	55,511	144,884
Ω	GPS Participacoes e Empreendimentos SA	61,042	162,416
	Grendene SA	41,217	40,381
	Grupo Mateus SA	96,585	131,046
	Grupo SBF SA	33,476	62,585
	Guararapes Confeccoes SA	19,565	28,062
*Ω	Hapvida Participacoes e Investimentos SA	1,660,697	678,892
*	Hidrovias do Brasil SA	116,565	62,235
	Hypera SA	99,305	422,057
	Iochpe Maxion SA	22,800	49,496
	Irani Papel e Embalagem SA	33,400	47,259
*	IRB-Brasil Resseguros SA	18,102	152,563
		Shares	Value»
BRAZIL — (Continued)
	JHSF Participacoes SA	91,696	$82,888
	JSL SA	14,248	16,921
	Kepler Weber SA	41,740	55,161
	Klabin SA	429,675	1,402,937
	Lavvi Empreendimentos Imobiliarios SA	12,800	23,547
	Localiza Rent a Car SA	93,543	708,106
*	Log-in Logistica Intermodal SA	6,000	23,598
	Lojas Quero-Quero SA	65,757	31,980
	Lojas Renner SA	209,643	539,701
Ω	LWSA SA	91,971	58,503
	M Dias Branco SA	14,332	64,069
	Magazine Luiza SA	61,363	100,773
	Marcopolo SA	45,600	43,871
	Melnick Even Desenvolvimento Imobiliario SA	16,200	9,249
	Mills Locacao Servicos e Logistica SA	41,800	74,833
	Moura Dubeux Engenharia SA	10,100	29,294
	Movida Participacoes SA	69,411	86,471
*	MRV Engenharia e Participacoes SA	153,080	159,684
	Multiplan Empreendimentos Imobiliarios SA	12,106	54,907
	Natura & Co. Holding SA	265,548	444,986
	Neoenergia SA	60,609	244,565
*	Oceanpact Servicos Maritimos SA	15,900	15,185
	Odontoprev SA	106,697	200,792
*	Oncoclinicas do Brasil Servicos Medicos SA	12,800	13,645
*	Orizon Valorizacao de Residuos SA	4,050	34,997
	Pet Center Comercio e Participacoes SA	37,800	30,972
	Plano & Plano Desenvolvimento Imobiliario SA	12,079	24,860
	Porto Seguro SA	92,118	714,038
	Positivo Tecnologia SA	30,352	32,892

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CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Qualicorp Consultoria e Corretora de Seguros SA	72,400	$26,280
	Raia Drogasil SA	359,301	1,256,096
Ω	Rede D'Or Sao Luiz SA	46,712	263,553
	Romi SA	17,940	28,956
	Rumo SA	22,700	77,598
	Santos Brasil Participacoes SA	89,891	214,466
#	Sendas Distribuidora SA (ASAI US), ADR	2,192	17,799
	Sendas Distribuidora SA (ASAI3 BZ)	237,812	385,099
Ω	Ser Educacional SA	18,800	19,843
*	Serena Energia SA	85,508	147,658
*	Simpar SA	101,351	95,723
	Smartfit Escola de Ginastica e Danca SA	23,883	102,894
	Suzano SA (SUZB3 BZ)	158,959	1,402,724
	SYN prop e tech SA	20,226	18,034
	Tegma Gestao Logistica SA	19,200	120,644
#	Telefonica Brasil SA (VIV US), ADR	18,532	179,946
	Telefonica Brasil SA (VIVT3 BZ)	46,400	227,211
	TIM SA	222,851	744,126
	TOTVS SA	66,708	442,201
	Transmissora Alianca de Energia Eletrica SA	80,252	507,943
	Tres Tentos Agroindustrial SA	16,800	47,956
	Trisul SA	40,600	49,792
	Tupy SA	13,700	51,781
#	Ultrapar Participacoes SA (UGP US), Sponsored ADR	55,886	176,041
	Ultrapar Participacoes SA (UGPA3 BZ)	235,566	740,093
	Unifique Telecomunicacoes SA	10,600	7,303
	Unipar Carbocloro SA	6,409	56,544
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	19,861	19,283
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,379	$110,681
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	132,110	114,531
	Veste SA Estilo	4,700	5,441
	Vibra Energia SA	517,833	1,715,419
	Vivara Participacoes SA	29,900	116,488
	Vulcabras SA	13,526	40,041
	WEG SA	195,278	1,536,032
	Wilson Sons SA	43,916	132,557
	XP, Inc., BDR	2,473	39,998
	YDUQS Participacoes SA	48,164	121,277
*	Zamp SA	40,132	22,205
TOTAL BRAZIL			36,238,347
CANADA — (0.0%)
	China Gold International Resources Corp. Ltd. (2099 HK)	58,900	371,759
CHILE — (0.7%)
	Aguas Andinas SA, Class A	968,737	357,973
	Banco de Chile (BCH US), ADR	22,937	677,095
	Banco de Chile (CHILE CI)	1,082,723	158,940
	Banco de Credito e Inversiones SA	15,031	595,278
	Banco Santander Chile (BSAC US), ADR	7,781	187,444
	Banco Santander Chile (BSAN CI)	4,731,162	286,051
	Besalco SA	118,298	91,826
	Bicecorp SA	450,755	124,246
	Camanchaca SA	228,863	9,632
*	CAP SA	10,063	51,755
	Cencosud SA	251,235	859,658
	Cencosud Shopping SA	80,676	170,402
	Cia Cervecerias Unidas SA (CCU CI)	24,702	189,656

109

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Embotelladora Andina SA, ADR, Class B	10,551	$273,271
	Empresa Nacional de Telecomunicaciones SA	39,535	114,402
	Empresas CMPC SA	230,620	361,679
	Empresas Copec SA	47,299	324,688
*	Empresas Hites SA	95,679	8,185
	Enel Americas SA (ENELAM CI)	1,739,674	170,828
	Enel Chile SA (ENELCHIL CI)	2,666,449	188,672
	Enel Chile SA (ENIC US), ADR	11,968	41,888
	Falabella SA	46,895	212,939
	Forus SA	22,023	52,880
	Instituto de Diagnostico SA	1,346	2,860
	Inversiones Aguas Metropolitanas SA	121,480	110,333
	Inversiones La Construccion SA	7,731	89,909
*	Masisa SA	657,534	9,444
	Multiexport Foods SA	74,232	19,854
	Parque Arauco SA	133,407	307,139
	PAZ Corp. SA	19,614	10,875
	Plaza SA	83,322	195,790
*	Ripley Corp. SA	285,198	131,863
	Salfacorp SA	180,426	128,809
	Sigdo Koppers SA	84,902	99,393
	SMU SA	812,541	159,180
	Sociedad Matriz SAAM SA	1,197,624	150,511
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,002	239,468
	SONDA SA	176,889	71,466
	Vina Concha y Toro SA	102,802	127,459
TOTAL CHILE			7,363,741
CHINA — (27.2%)
	360 Security Technology, Inc., Class A	41,400	58,395
	361 Degrees International Ltd.	278,000	152,669
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	42,500	88,807
Ω	3SBio, Inc.	552,500	851,887
		Shares	Value»
CHINA — (Continued)
	AAC Technologies Holdings, Inc.	87,500	$418,859
	ABA Chemicals Corp., Class A	20,700	18,580
	Accelink Technologies Co. Ltd., Class A	6,500	38,642
*	ADAMA Ltd., Class A	25,800	22,003
*	Addsino Co. Ltd., Class A	27,000	25,392
	Advanced Fiber Resources Zhuhai Ltd., Class A	5,000	27,924
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,310	34,004
	Advanced Technology & Materials Co. Ltd., Class A	17,320	26,714
*	AECC Aero Science & Technology Co. Ltd., Class A	9,500	32,151
	AECC Aero-Engine Control Co. Ltd., Class A	19,600	48,304
	AECC Aviation Power Co. Ltd., Class A	11,400	51,558
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	11,136
*	Agile Group Holdings Ltd.	376,000	21,910
*	Agora, Inc., ADR	14,112	46,287
	Agricultural Bank of China Ltd., Class H	2,533,000	1,545,679
	Aier Eye Hospital Group Co. Ltd., Class A	77,158	138,028
#*Ω	AInnovation Technology Group Co. Ltd.	49,500	25,391
	Aisino Corp., Class A	33,000	37,389
	Ajisen China Holdings Ltd.	95,000	9,398
Ω	AK Medical Holdings Ltd.	78,000	56,757
*Ω	Akeso, Inc.	82,000	909,259
	Alibaba Group Holding Ltd. (9988 HK)	1,069,400	15,966,171
#*	Alibaba Health Information Technology Ltd.	32,000	20,701

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CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Alibaba Pictures Group Ltd.	5,130,000	$335,073
Ω	A-Living Smart City Services Co. Ltd.	146,750	56,865
	All Winner Technology Co. Ltd., Class A	4,420	24,554
	Allmed Medical Products Co. Ltd., Class A	14,300	15,835
*	Alpha Group, Class A	24,400	30,047
*	Amlogic Shanghai Co. Ltd., Class A	3,216	32,043
	Amoy Diagnostics Co. Ltd., Class A	7,380	21,109
*	ANE Cayman, Inc.	108,000	114,806
	Angel Yeast Co. Ltd., Class A	13,900	67,444
	Anhui Anfu Battery Technology Co. Ltd., Class A	3,200	11,645
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	41,336
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	34,223
	Anhui Expressway Co. Ltd., Class H	88,000	133,001
	Anhui Guangxin Agrochemical Co. Ltd., Class A	34,468	51,237
	Anhui Gujing Distillery Co. Ltd., Class A	3,500	79,232
	Anhui Heli Co. Ltd., Class A	15,200	33,199
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	55,526
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	20,837
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	8,700	43,749
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	43,802
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	23,109
		Shares	Value»
CHINA — (Continued)
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	39,800	$46,461
	Anhui Xinhua Media Co. Ltd., Class A	24,800	23,923
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	51,405
	Anhui Yingliu Electromechanical Co. Ltd., Class A	9,800	26,682
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,300	65,656
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,257	57,467
	Anjoy Foods Group Co. Ltd., Class A	4,800	50,418
	Anker Innovations Technology Co. Ltd., Class A	3,120	38,288
	ANTA Sports Products Ltd.	203,000	2,398,611
	Anton Oilfield Services Group	1,062,000	131,232
	Aoshikang Technology Co. Ltd., Class A	7,200	24,674
	Aotecar New Energy Technology Co. Ltd., Class A	45,000	17,668
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	51,220
	ApicHope Pharmaceutical Group Co. Ltd.	11,200	61,494
	Appotronics Corp. Ltd., Class A	11,197	21,737
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	10,900	43,062
#Ω	AsiaInfo Technologies Ltd.	97,200	117,261
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,700	23,368
*	ASR Microelectronics Co. Ltd., Class A	4,399	58,213

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Aurisco Pharmaceutical Co. Ltd., Class A	6,200	$17,753
	Autel Intelligent Technology Corp. Ltd., Class A	11,975	68,875
	Autobio Diagnostics Co. Ltd., Class A	8,800	46,633
	Avary Holding Shenzhen Co. Ltd., Class A	29,500	116,535
	AviChina Industry & Technology Co. Ltd., Class H	736,000	338,692
	Avicopter PLC, Class A	8,800	43,012
Ω	BAIC Motor Corp. Ltd., Class H	511,500	125,737
*	Baidu, Inc. (9888 HK), Class A	119,200	1,314,420
*	Baidu, Inc. (BIDU US), Sponsored ADR	8,149	715,645
*Ω	Bairong, Inc.	118,500	118,883
	Bank of Beijing Co. Ltd., Class A	182,900	151,130
	Bank of Changsha Co. Ltd., Class A	58,200	72,606
	Bank of Chengdu Co. Ltd., Class A	46,900	109,712
	Bank of China Ltd., Class H	4,939,000	2,757,806
	Bank of Chongqing Co. Ltd., Class H	300,500	292,574
	Bank of Communications Co. Ltd., Class H	1,138,000	995,134
	Bank of Guiyang Co. Ltd., Class A	65,936	52,445
	Bank of Hangzhou Co. Ltd., Class A	76,900	155,775
	Bank of Jiangsu Co. Ltd., Class A	173,880	243,409
	Bank of Nanjing Co. Ltd., Class A	114,522	164,343
	Bank of Ningbo Co. Ltd., Class A	61,758	203,399
Ω	Bank of Qingdao Co. Ltd., Class H	303,500	144,123
	Bank of Shanghai Co. Ltd., Class A	122,600	175,320
	Bank of Suzhou Co. Ltd., Class A	33,130	36,696
		Shares	Value»
CHINA — (Continued)
	Bank of Xi'an Co. Ltd., Class A	53,300	$25,415
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	5,683
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	14,700	15,209
	Baoji Titanium Industry Co. Ltd., Class A	6,000	24,147
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	9,789
	Baowu Magnesium Technology Co. Ltd., Class A	16,940	27,867
	Baoxiniao Holding Co. Ltd., Class A	22,100	11,624
*	Baoye Group Co. Ltd., Class H	66,000	38,031
*	Baozun, Inc. (9991 HK), Class A	14,300	12,223
*	Baozun, Inc. (BZUN US), Sponsored ADR	13,006	33,946
*	Be Friends Holding Ltd.	198,000	20,797
	Bear Electric Appliance Co. Ltd., Class A	5,800	36,129
	Befar Group Co. Ltd., Class A	28,200	15,867
	Beibuwan Port Co. Ltd., Class A	31,000	36,018
*	BeiGene Ltd. (6160 HK)	18,000	363,771
*	BeiGene Ltd. (BGNE US), ADR	1,982	514,943
	Beijing Balance Medical Technology Co. Ltd., Class A	1,204	18,592
	Beijing BDStar Navigation Co. Ltd., Class A	5,000	17,603
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	10,338
*	Beijing Capital Development Co. Ltd., Class A	56,800	18,542

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	$64,578
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	36,250	43,550
	Beijing CTJ Information Technology Co. Ltd., Class A	3,580	11,433
	Beijing Dahao Technology Corp. Ltd., Class A	7,300	13,334
	Beijing Easpring Material Technology Co. Ltd., Class A	7,321	38,133
	Beijing eGOVA Co. Ltd., Class A	9,200	20,702
	Beijing Energy International Holding Co. Ltd.	174,800	22,772
	Beijing Enlight Media Co. Ltd., Class A	21,700	57,650
	Beijing Enterprises Water Group Ltd.	1,268,000	400,498
	Beijing Fengjing Automotive Parts Co. Ltd.	42,700	21,110
	Beijing Gehua CATV Network Co. Ltd., Class A	23,000	22,812
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	16,863
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,813	36,243
*	Beijing Jetsen Technology Co. Ltd., Class A	107,200	78,065
	Beijing Jingyuntong Technology Co. Ltd., Class A	63,900	20,924
	Beijing Kingsoft Office Software, Inc., Class A	1,868	75,883
*	Beijing Leike Defense Technology Co. Ltd., Class A	49,500	29,364
		Shares	Value»
CHINA — (Continued)
	Beijing North Star Co. Ltd., Class H	198,000	$17,598
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	21,800	29,575
	Beijing Oriental Jicheng Co. Ltd., Class A	3,101	11,328
	Beijing Originwater Technology Co. Ltd., Class A	43,400	26,503
	Beijing Roborock Technology Co. Ltd., Class A	2,324	62,049
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	6,800	16,115
	Beijing Shiji Information Technology Co. Ltd., Class A	21,770	24,983
	Beijing Sifang Automation Co. Ltd., Class A	9,500	22,563
	Beijing Sinnet Technology Co. Ltd., Class A	18,800	37,466
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	17,005
*	Beijing Sojo Electric Co. Ltd., Class A	21,800	19,088
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	17,384
	Beijing Strong Biotechnologies, Inc., Class A	12,600	24,273
*	Beijing Teamsun Technology Co. Ltd., Class A	8,100	10,147
*	Beijing Thunisoft Corp. Ltd., Class A	16,500	18,213
	Beijing Tiantan Biological Products Corp. Ltd., Class A	7,200	18,918
	Beijing Tong Ren Tang Co. Ltd., Class A	12,600	63,196

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CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Tongtech Co. Ltd., Class A	12,100	$6,931
	Beijing Ultrapower Software Co. Ltd., Class A	48,101	72,450
	Beijing United Information Technology Co. Ltd., Class A	26,772	87,253
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	6,739
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,400	32,356
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,873	43,913
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	20,324
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,800	34,548
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	29,637
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	201,600	161,096
*	Beiqi Foton Motor Co. Ltd., Class A	67,300	24,294
	Bestore Co. Ltd., Class A	14,500	23,544
*	Bestway Marine & Energy Technology Co. Ltd., Class A	40,700	33,099
	Bethel Automotive Safety Systems Co. Ltd., Class A	10,360	82,348
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	29,999
	Beyondsoft Corp., Class A	19,400	35,176
	BGI Genomics Co. Ltd., Class A	6,500	43,150
		Shares	Value»
CHINA — (Continued)
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	$34,960
*	Bilibili, Inc., Class Z	28,600	502,046
	Binhai Investment Co. Ltd.	48,774	6,731
	Binjiang Service Group Co. Ltd.	5,000	17,274
	Black Peony Group Co. Ltd., Class A	20,700	14,874
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	3,409	22,913
#Ω	Blue Moon Group Holdings Ltd.	274,500	135,033
*	Blue Sail Medical Co. Ltd., Class A	24,900	17,302
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	26,700	31,519
	Bluestar Adisseo Co., Class A	9,500	12,552
	BOC International China Co. Ltd., Class A	34,700	47,171
*	BOE HC SemiTek Corp.	23,000	20,944
	BOE Varitronix Ltd.	97,000	68,168
*	Bohai Leasing Co. Ltd., Class A	149,500	64,948
	Bomin Electronics Co. Ltd., Class A	17,400	17,960
	Bosideng International Holdings Ltd.	1,644,000	850,688
#	Boyaa Interactive International Ltd.	101,000	59,004
	BrightGene Bio-Medical Technology Co. Ltd., Class A	6,773	45,385
*	Brii Biosciences Ltd.	78,000	19,572
#	Brilliance China Automotive Holdings Ltd.	716,000	253,428
	Bros Eastern Co. Ltd., Class A	27,900	19,051
	B-Soft Co. Ltd., Class A	32,770	25,702
	BTG Hotels Group Co. Ltd., Class A	20,700	40,821
	BYD Co. Ltd., Class H	64,000	3,039,757

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Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	By-health Co. Ltd., Class A	27,500	$41,642
*	C C Land Holdings Ltd.	321,000	53,430
	C&D International Investment Group Ltd.	238,456	498,712
	C&D Property Management Group Co. Ltd.	252,000	82,255
	Cabbeen Fashion Ltd.	40,000	6,124
	Caitong Securities Co. Ltd., Class A	53,950	54,204
*	Cambricon Technologies Corp. Ltd., Class A	279	27,084
	Camel Group Co. Ltd., Class A	34,000	39,313
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	25,012
	Canmax Technologies Co. Ltd., Class A	11,570	28,397
	Canny Elevator Co. Ltd., Class A	12,500	12,472
	Castech, Inc., Class A	10,560	50,355
	CECEP Solar Energy Co. Ltd., Class A	83,300	49,492
	CECEP Wind-Power Corp., Class A	260,430	102,951
	Central China Land Media Co. Ltd., Class A	16,200	27,661
	Central China Securities Co. Ltd., Class H	402,000	74,006
*	CETC Chips Technology, Inc., Class A	12,300	20,306
	CETC Cyberspace Security Technology Co. Ltd., Class A	14,300	29,643
	CETC Digital Technology Co. Ltd., Class A	13,230	43,884
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	20,702
		Shares	Value»
CHINA — (Continued)
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	$21,476
Ω	CGN Power Co. Ltd., Class H	1,287,000	409,669
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	14,874
	Changchun High-Tech Industry Group Co. Ltd., Class A	3,700	44,804
	Changchun UP Optotech Co. Ltd., Class A	5,900	30,792
	Changhong Meiling Co. Ltd., Class A	16,000	16,523
	Changjiang Publishing & Media Co. Ltd., Class A	37,400	49,276
	Changzhou Qianhong Biopharma Co. Ltd., Class A	28,400	23,782
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	45,674
*	Chanjet Information Technology Co. Ltd., Class H	26,100	22,530
	Chaowei Power Holdings Ltd.	107,000	18,326
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	67,229
Ω	Cheerwin Group Ltd.	105,500	31,207
*	Chen Lin Education Group Holdings Ltd.	66,000	11,626
	Cheng De Lolo Co. Ltd., Class A	40,100	51,734
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,800	11,687
*	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	17,971
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	16,644

115

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,600	$24,289
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,300	58,806
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	8,327
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	8,795
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	36,435
	Chengdu Xingrong Environment Co. Ltd., Class A	27,000	26,365
	Chenguang Biotech Group Co. Ltd., Class A	10,000	14,848
*	Chengxin Lithium Group Co. Ltd., Class A	17,800	27,471
	Chengzhi Co. Ltd., Class A	35,500	36,926
	Chifeng Jilong Gold Mining Co. Ltd., Class A	48,000	174,456
	China Aircraft Leasing Group Holdings Ltd.	117,000	62,004
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	40,777
	China Baoan Group Co. Ltd., Class A	33,400	35,582
	China Bester Group Telecom Co. Ltd., Class A	6,370	20,245
*Ω	China Bohai Bank Co. Ltd., Class H	531,500	62,400
	China CAMC Engineering Co. Ltd., Class A	19,900	21,715
	China CITIC Bank Corp. Ltd., Class H	1,486,000	1,175,316
		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp. Ltd., Class H	760,000	$395,808
	China Conch Environment Protection Holdings Ltd.	330,500	22,845
	China Conch Venture Holdings Ltd.	448,000	459,813
	China Construction Bank Corp., Class H	7,852,000	6,449,852
	China CSSC Holdings Ltd., Class A	25,400	102,434
	China CYTS Tours Holding Co. Ltd., Class A	14,200	19,005
#	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	192,818
	China Design Group Co. Ltd., Class A	16,900	17,391
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	127,822
	China Dongxiang Group Co. Ltd.	754,000	38,442
#Ω	China East Education Holdings Ltd.	82,000	62,094
	China Electronics Huada Technology Co. Ltd.	214,000	38,306
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	19,604
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	828,000	105,449
	China Everbright Bank Co. Ltd., Class H	693,000	300,915
*	China Express Airlines Co. Ltd., Class A	16,900	16,968
	China Film Co. Ltd., Class A	28,300	39,897
*	China First Heavy Industries Co. Ltd., Class A	89,100	31,656
	China Foods Ltd.	296,000	118,292

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Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Galaxy Securities Co. Ltd., Class H	924,000	$839,390
	China Gas Holdings Ltd.	922,098	833,699
	China Great Wall Securities Co. Ltd., Class A	30,800	32,780
*	China Greatwall Technology Group Co. Ltd., Class A	21,800	43,932
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	41,775
	China Haisum Engineering Co. Ltd., Class A	13,300	17,536
	China Harmony Auto Holding Ltd.	245,500	20,085
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	17,037
#*	China High Speed Transmission Equipment Group Co. Ltd.	57,000	6,096
Ω	China International Capital Corp. Ltd., Class H	337,200	580,047
	China International Marine Containers Group Co. Ltd., Class H	215,490	135,370
	China Isotope & Radiation Corp.	15,600	22,607
	China Jushi Co. Ltd., Class A	54,771	88,398
	China Leadshine Technology Co. Ltd., Class A	8,500	55,809
	China Lesso Group Holdings Ltd.	209,000	111,268
#	China Lilang Ltd.	145,000	69,810
*Ω	China Literature Ltd.	31,400	109,035
	China Medical System Holdings Ltd.	479,000	511,256
	China Meheco Group Co. Ltd., Class A	41,620	58,112
	China Meidong Auto Holdings Ltd.	202,000	54,082
		Shares	Value»
CHINA — (Continued)
	China Merchants Bank Co. Ltd., Class H	537,500	$2,931,870
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	30,800	54,426
	China Merchants Land Ltd.	606,000	17,267
	China Merchants Property Operation & Service Co. Ltd., Class A	25,547	41,483
Ω	China Merchants Securities Co. Ltd., Class H	66,540	100,919
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	52,700	66,407
	China Minsheng Banking Corp. Ltd., Class H	864,000	405,440
	China National Accord Medicines Corp. Ltd., Class A	22,490	75,977
	China National Chemical Engineering Co. Ltd., Class A	61,400	63,822
	China National Gold Group Gold Jewellery Co. Ltd., Class A	19,900	22,527
	China National Medicines Corp. Ltd., Class A	12,300	49,097
	China National Nuclear Power Co. Ltd., Class A	299,600	380,903
Ω	China New Higher Education Group Ltd.	186,618	20,226
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	31,400	20,001

117

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,449	$52,758
*	China Nuclear Energy Technology Corp. Ltd.	326,000	14,303
	China Oilfield Services Ltd., Class H	638,000	498,923
	China Pacific Insurance Group Co. Ltd., Class H	671,000	1,825,633
	China Petroleum Engineering Corp., Class A	48,700	20,522
	China Publishing & Media Co. Ltd., Class A	22,400	19,504
	China Railway Group Ltd., Class H	707,000	304,198
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	27,534
	China Railway Materials Co. Ltd., Class A	108,000	37,149
Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	186,598
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	21,761
*	China Rare Earth Holdings Ltd.	436,000	21,619
	China Rare Earth Resources & Technology Co. Ltd., Class A	6,200	26,657
	China Reinsurance Group Corp., Class H	1,874,000	217,322
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	15,354
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	17,100	44,439
	China Resources Gas Group Ltd.	448,700	1,253,399
		Shares	Value»
CHINA — (Continued)
	China Resources Land Ltd.	532,000	$1,789,971
	China Resources Medical Holdings Co. Ltd.	162,500	76,500
Ω	China Resources Mixc Lifestyle Services Ltd.	230,400	1,103,773
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	8,450	47,860
*	China Ruyi Holdings Ltd.	1,924,000	505,664
	China Science Publishing & Media Ltd., Class A	7,400	18,888
	China Shineway Pharmaceutical Group Ltd.	93,000	86,793
*	China Silver Group Ltd.	494,000	14,643
	China South Publishing & Media Group Co. Ltd., Class A	33,100	64,930
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	40,400	23,925
	China Southern Power Grid Technology Co. Ltd., Class A	4,497	17,783
	China State Construction Engineering Corp. Ltd., Class A	366,183	277,851
	China State Construction International Holdings Ltd.	580,000	854,934
#	China Suntien Green Energy Corp. Ltd., Class H	693,000	370,403
	China Testing & Certification International Group Co. Ltd., Class A	12,381	10,535
	China Tianying, Inc., Class A	55,800	32,413

118

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CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	23,600	$159,732
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	5,241	45,748
Ω	China Tower Corp. Ltd., Class H	1,021,600	1,479,764
	China TransInfo Technology Co. Ltd., Class A	40,500	51,072
	China Tungsten & Hightech Materials Co. Ltd., Class A	23,530	30,974
*	China Union Holdings Ltd., Class A	17,000	8,521
*	China Vanke Co. Ltd., Class H	644,004	441,482
	China Wafer Level CSP Co. Ltd., Class A	8,900	35,219
#	China Water Affairs Group Ltd.	204,000	157,063
	China World Trade Center Co. Ltd., Class A	4,000	11,997
	China Yangtze Power Co. Ltd., Class A	213,697	867,766
	China Yongda Automobiles Services Holdings Ltd.	372,000	118,596
*Ω	China Yuhua Education Corp. Ltd.	172,000	6,650
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	35,319
	China Zheshang Bank Co. Ltd., Class H	568,800	192,308
	Chinasoft International Ltd.	804,000	512,439
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	17,300	25,000
	Chongqing Brewery Co. Ltd., Class A	6,466	51,410
		Shares	Value»
CHINA — (Continued)
	Chongqing Changan Automobile Co. Ltd., Class A	61,500	$103,868
	Chongqing Chuanyi Automation Co. Ltd., Class A	15,510	43,583
	Chongqing Department Store Co. Ltd., Class A	5,700	24,915
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	63,665	82,999
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	34,033
	Chongqing Gas Group Corp. Ltd., Class A	21,600	16,255
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	39,100
	Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	552,775
	Chongqing Zhifei Biological Products Co. Ltd., Class A	17,950	46,697
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	49,303
#	Chow Tai Fook Jewellery Group Ltd.	218,400	291,960
	Chow Tai Seng Jewellery Co. Ltd., Class A	41,950	75,208
	CIG Shanghai Co. Ltd., Class A	4,700	21,982
	CIMC Enric Holdings Ltd.	154,000	120,774
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	20,158
	CITIC Heavy Industries Co. Ltd., Class A	72,600	43,736
	CITIC Securities Co. Ltd., Class H	175,850	434,618
*	Citychamp Watch & Jewellery Group Ltd.	440,000	26,043
*	ClouDr Group Ltd.	51,500	7,198
#*	CMGE Technology Group Ltd.	562,000	24,198

119

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	CMOC Group Ltd., Class H	1,473,000	$1,156,414
	CMST Development Co. Ltd., Class A	59,100	47,791
	CNGR Advanced Material Co. Ltd., Class A	10,500	45,641
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	39,298
	CNOOC Energy Technology & Services Ltd., Class A	70,800	38,711
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	33,633
*	COFCO Biotechnology Co. Ltd., Class A	39,000	29,369
	Cofoe Medical Technology Co. Ltd., Class A	5,200	23,976
*	COL Group Co. Ltd., Class A	6,900	20,564
#*	Comba Telecom Systems Holdings Ltd.	530,000	100,089
	Concord New Energy Group Ltd.	2,630,000	159,281
	Consun Pharmaceutical Group Ltd.	99,000	117,902
	Contemporary Amperex Technology Co. Ltd., Class A	35,160	1,124,192
	COSCO SHIPPING Development Co. Ltd., Class H	558,000	63,189
	COSCO SHIPPING Holdings Co. Ltd., Class H	419,050	632,361
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	129,756
	COSCO SHIPPING Ports Ltd.	235,480	121,890
	COSCO SHIPPING Technology Co. Ltd., Class A	8,600	16,787
		Shares	Value»
CHINA — (Continued)
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	$39,955
*	Crazy Sports Group Ltd.	1,092,000	11,168
	CRRC Corp. Ltd., Class H	583,000	359,798
Ω	CSC Financial Co. Ltd., Class H	97,000	109,753
	CSG Holding Co. Ltd., Class A	66,910	43,673
	CSSC Science & Technology Co. Ltd., Class A	18,300	29,371
	CTS International Logistics Corp. Ltd., Class A	33,000	27,865
	Cybrid Technologies, Inc., Class A	13,100	16,721
	Daan Gene Co. Ltd., Class A	29,780	23,085
	Dajin Heavy Industry Co. Ltd., Class A	7,000	26,594
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	58,500	48,299
	Dalipal Holdings Ltd.	30,000	31,958
	Daqin Railway Co. Ltd., Class A	60,100	53,639
	Dashang Co. Ltd., Class A	8,140	28,066
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	44,216	115,144
*	Datang Telecom Technology Co. Ltd., Class A	14,800	15,985
	DBG Technology Co. Ltd., Class A	7,300	24,877
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	39,905
	Deppon Logistics Co. Ltd., Class A	7,400	13,208
*	Dezhan Healthcare Co. Ltd., Class A	57,500	23,526
	DHC Software Co. Ltd., Class A	35,300	47,897
	Dian Diagnostics Group Co. Ltd., Class A	26,300	50,779

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Digital China Group Co. Ltd., Class A	11,648	$65,593
#	Digital China Holdings Ltd.	209,000	66,299
	Digital China Information Service Group Co. Ltd., Class A	17,500	25,772
	Do-Fluoride New Materials Co. Ltd., Class A	32,200	51,558
	Dong-E-E-Jiao Co. Ltd., Class A	3,700	27,687
	Dongfang Electric Corp. Ltd., Class H	102,000	139,223
	Dongfang Electronics Co. Ltd., Class A	28,400	37,318
	DongFeng Automobile Co. Ltd., Class A	26,300	25,445
#	Dongfeng Motor Group Co. Ltd., Class H	430,000	238,002
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	14,890
	Dongguan Development Holdings Co. Ltd., Class A	19,700	27,928
	Dongguan Rural Commercial Bank Co. Ltd., Class H	24,000	9,888
	Dongguan Yutong Optical Technology Co. Ltd., Class A	8,379	24,724
	Dongxing Securities Co. Ltd., Class A	50,235	69,375
	Double Medical Technology, Inc., Class A	4,600	23,441
	DouYu International Holdings Ltd., ADR	4,502	33,539
	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	83,330
	Eaglerise Electric & Electronic China Co. Ltd., Class A	8,100	17,141
	East Money Information Co. Ltd., Class A	63,255	179,418
		Shares	Value»
CHINA — (Continued)
	Eastern Communications Co. Ltd., Class A	14,800	$20,665
	Easyhome New Retail Group Co. Ltd., Class A	91,000	41,340
	Ecovacs Robotics Co. Ltd., Class A	7,900	55,995
	Edan Instruments, Inc., Class A	12,500	20,086
	Edifier Technology Co. Ltd., Class A	15,400	27,565
	Edvantage Group Holdings Ltd.	38,000	6,862
	EEKA Fashion Holdings Ltd.	64,000	61,483
	Electric Connector Technology Co. Ltd., Class A	9,100	60,174
*††	Elion Energy Co. Ltd., Class A	87,620	3,499
	ENN Energy Holdings Ltd.	275,400	2,174,111
	Eoptolink Technology, Inc. Ltd., Class A	6,671	83,894
	Era Co. Ltd., Class A	28,400	15,570
	Espressif Systems Shanghai Co. Ltd., Class A	1,645	49,536
	Essex Bio-technology Ltd.	88,000	51,071
	Estun Automation Co. Ltd., Class A	7,800	21,467
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	64,816
	EVA Precision Industrial Holdings Ltd.	320,000	31,077
	Eve Energy Co. Ltd., Class A	7,300	41,316
	Ever Sunshine Services Group Ltd.	406,000	99,005
Ω	Everbright Securities Co. Ltd., Class H	64,400	56,150
	Excellence Commercial Property & Facilities Management Group Ltd.	51,000	8,803
	Explosive Co. Ltd., Class A	14,500	24,275

121

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Eyebright Medical Technology Beijing Co. Ltd., Class A	1,992	$21,642
	Fangda Carbon New Material Co. Ltd., Class A	44,220	28,104
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	48,580
	Far East Smarter Energy Co. Ltd., Class A	45,000	29,744
*	Farasis Energy Gan Zhou Co. Ltd., Class A	11,645	19,537
	FAW Jiefang Group Co. Ltd., Class A	30,600	30,340
	FAWER Automotive Parts Co. Ltd., Class A	49,400	39,927
	Ferrotec Anhui Technology Development Co. Ltd., Class A	2,600	13,727
	Fibocom Wireless, Inc., Class A	28,440	99,833
*	FIH Mobile Ltd.	986,000	95,407
*	Financial Street Holdings Co. Ltd., Class A	51,600	19,598
	FinVolution Group, ADR	52,068	411,858
	First Capital Securities Co. Ltd., Class A	38,800	36,283
#	First Tractor Co. Ltd., Class H	88,000	68,761
	Focus Lightings Tech Co. Ltd., Class A	17,200	26,867
	Focus Media Information Technology Co. Ltd., Class A	195,000	193,562
	Focuslight Technologies, Inc., Class A	2,433	21,754
	Foryou Corp., Class A	10,500	45,072
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	24,277	140,170
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	10,500	12,361
		Shares	Value»
CHINA — (Continued)
*	Foshan Yowant Technology Co. Ltd., Class A	42,300	$33,952
*	Founder Holdings Ltd.	332,000	40,104
	Founder Securities Co. Ltd., Class A	49,800	51,106
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	275,010
#	Fu Shou Yuan International Group Ltd.	359,000	162,712
	Fujian Apex Software Co. Ltd., Class A	5,700	33,177
	Fujian Boss Software Development Co. Ltd., Class A	14,940	31,112
	Fujian Foxit Software Development JSC Ltd., Class A	2,807	25,951
	Fujian Kuncai Material Technology Co. Ltd., Class A	6,400	17,838
	Fujian Longking Co. Ltd., Class A	16,500	26,291
	Fujian Star-net Communication Co. Ltd., Class A	10,900	29,078
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	12,000	21,470
*	Fulin Precision Co. Ltd., Class A	10,300	28,445
*	Fullshare Holdings Ltd.	14,899	920
	Fushun Special Steel Co. Ltd., Class A	23,800	16,364
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,700	17,728
Ω	Ganfeng Lithium Group Co. Ltd., Class H	97,360	237,370
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	36,578
	Gaona Aero Material Co. Ltd., Class A	6,240	12,755
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,200	72,327

122

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	GCL Energy Technology Co. Ltd., Class A	44,100	$43,545
*	GCL New Energy Holdings Ltd.	206,000	9,544
*	GCL System Integration Technology Co. Ltd., Class A	67,200	19,524
	Geely Automobile Holdings Ltd.	1,291,000	2,710,198
	GEM Co. Ltd., Class A	42,600	35,912
	Gemdale Corp., Class A	40,500	23,907
	Gemdale Properties & Investment Corp. Ltd.	1,966,000	61,686
*	Genimous Technology Co. Ltd., Class A	18,400	19,736
	Geovis Technology Co. Ltd., Class A	4,358	31,938
	Getein Biotech, Inc., Class A	9,212	10,071
	GF Securities Co. Ltd., Class H	260,600	339,465
Ω	Giant Biogene Holding Co. Ltd.	79,400	820,345
	Giant Network Group Co. Ltd., Class A	36,500	72,936
	Giantec Semiconductor Corp., Class A	2,336	23,401
*	GigaDevice Semiconductor, Inc., Class A	3,560	63,154
	Ginlong Technologies Co. Ltd., Class A	5,350	38,689
	Glarun Technology Co. Ltd., Class A	17,900	51,480
#*	Global New Material International Holdings Ltd.	45,000	22,268
	GoerTek, Inc., Class A	20,300	59,376
	Goke Microelectronics Co. Ltd., Class A	3,000	28,592
	Goldcard Smart Group Co. Ltd., Class A	5,100	8,144
	Goldenmax International Group Ltd., Class A	29,400	32,746
		Shares	Value»
CHINA — (Continued)
	Goldwind Science & Technology Co. Ltd., Class H	200,156	$137,919
	Goneo Group Co. Ltd., Class A	2,320	22,742
*	Goodbaby International Holdings Ltd.	121,000	17,305
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,380	23,998
*	Gosuncn Technology Group Co. Ltd., Class A	24,600	15,989
	Gotion High-tech Co. Ltd., Class A	10,400	29,575
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	25,456
	Great Wall Motor Co. Ltd., Class H	196,000	280,082
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	169,526
	Greentown China Holdings Ltd.	476,000	607,415
#Ω	Greentown Management Holdings Co. Ltd.	127,000	43,531
	Greentown Service Group Co. Ltd.	514,000	293,021
	GRG Banking Equipment Co. Ltd., Class A	51,100	86,978
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	9,289
	Grinm Advanced Materials Co. Ltd., Class A	16,100	40,105
	Guangdong Advertising Group Co. Ltd., Class A	52,400	52,398
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	52,555
	Guangdong Construction Engineering Group Co. Ltd., Class A	91,300	43,546

123

Emerging Markets Sustainability Core 1 Portfolio
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		Shares	Value»
CHINA — (Continued)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,100	$28,495
	Guangdong DFP New Material Group Co. Ltd.	48,400	26,625
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	54,763
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	12,570
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	32,379
	Guangdong Goworld Co. Ltd., Class A	15,000	20,340
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	9,800	4,064
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	15,700	25,352
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	11,136	28,857
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,100	19,044
*	Guangdong Land Holdings Ltd.	74,112	2,179
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	7,600	16,508
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	93,793
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	23,300	20,548
	Guangdong South New Media Co. Ltd., Class A	6,900	37,018
*	Guangdong TCL Smart Home Appliances Co. Ltd.	22,200	31,153
		Shares	Value»
CHINA — (Continued)
	Guangdong Vanward New Electric Co. Ltd., Class A	17,500	$27,045
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	35,626
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	22,565
	Guangshen Railway Co. Ltd., Class H	236,000	51,711
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	18,600	49,200
	Guangxi Liugong Machinery Co. Ltd., Class A	58,800	80,554
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	22,133
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	112,900	37,775
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,900	23,343
	Guangzhou Automobile Group Co. Ltd., Class H	300,800	106,312
	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	39,138
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	68,000	148,485
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,700	18,033
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,900	55,643
	Guangzhou Haoyang Electronic Co. Ltd., Class A	1,350	6,096

124

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou KDT Machinery Co. Ltd., Class A	8,400	$19,723
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	38,009
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	25,916
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,500	39,351
	Guangzhou Sie Consulting Co. Ltd., Class A	12,500	55,619
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,780	28,320
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	31,512
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	39,676
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	15,884
	Guilin Layn Natural Ingredients Corp., Class A	22,400	22,556
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	8,900	16,744
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,300	18,448
	Guizhou Tyre Co. Ltd., Class A	35,000	21,025
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	29,404
	Guizhou Zhenhua E-chem, Inc., Class A	4,330	6,805
	Guocheng Mining Co. Ltd., Class A	12,400	19,767
*	Guoguang Electric Co. Ltd., Class A	13,500	26,515
		Shares	Value»
CHINA — (Continued)
	Guomai Technologies, Inc., Class A	11,900	$18,104
	Guosen Securities Co. Ltd., Class A	27,640	41,361
Ω	Guotai Haitong Securities Co. Ltd., Class H	315,560	449,745
	Guoyuan Securities Co. Ltd., Class A	20,000	20,533
#	Gushengtang Holdings Ltd.	23,900	96,099
	H World Group Ltd. (1179 HK)	263,700	925,101
Ω	Haidilao International Holding Ltd.	208,000	468,323
	Haier Smart Home Co. Ltd. (600690 C1), Class A	36,800	125,786
	Haier Smart Home Co. Ltd. (6690 HK), Class H	495,199	1,437,082
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,700	9,333
	Hainan Haide Capital Management Co. Ltd., Class A	41,491	30,993
	Hainan Jinpan Smart Technology Co. Ltd., Class A	3,323	14,651
#*	Hainan Meilan International Airport Co. Ltd., Class H	44,000	54,399
	Hainan Mining Co. Ltd., Class A	20,800	20,052
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	33,629
	Haitian International Holdings Ltd.	173,000	400,746
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	43,632
	Hand Enterprise Solutions Co. Ltd., Class A	25,700	69,320
	Hangcha Group Co. Ltd., Class A	22,947	59,452
	Hangjin Technology Co. Ltd., Class A	12,400	41,508

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Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	$10,735
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	31,600	45,128
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	36,321
	Hangzhou Dptech Technologies Co. Ltd., Class A	12,900	29,197
	Hangzhou GreatStar Industrial Co. Ltd.	17,400	55,829
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,200	33,856
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,200	18,767
	Hangzhou Lion Microelectronics Co. Ltd., Class A	5,500	19,703
	Hangzhou Onechance Tech Corp., Class A	4,960	16,358
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	43,617
	Hangzhou Robam Appliances Co. Ltd., Class A	11,200	30,178
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	8,200	8,371
	Hangzhou Shunwang Technology Co. Ltd., Class A	14,500	37,393
	Hangzhou Sunrise Technology Co. Ltd., Class A	7,900	17,256
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	23,900	81,951
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,800	22,074
		Shares	Value»
CHINA — (Continued)
	Han's Laser Technology Industry Group Co. Ltd., Class A	8,500	$27,081
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	557,815
	Hanwei Electronics Group Corp., Class A	7,600	43,334
	Haohua Chemical Science & Technology Co. Ltd., Class A	13,050	45,928
*Ω	Harbin Bank Co. Ltd., Class H	462,000	17,295
	Harbin Boshi Automation Co. Ltd., Class A	20,800	47,835
	Harbin Electric Co. Ltd., Class H	160,000	98,623
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	12,200	17,136
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	74,500	25,243
*	Harbin Pharmaceutical Group Co. Ltd., Class A	61,800	30,630
	HBIS Resources Co. Ltd., Class A	30,300	54,113
*Ω	HBM Holdings Ltd.	147,000	162,188
	Health & Happiness H&H International Holdings Ltd.	100,500	114,416
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	63,423
*	Hebei Construction Group Corp. Ltd., Class H	143,000	7,886
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	45,413
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	45,448

126

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	$27,952
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	9,900	14,624
	Helens International Holdings Co. Ltd.	10,000	2,131
	Hello Group, Inc., Sponsored ADR	56,593	323,146
	Henan Lingrui Pharmaceutical Co., Class A	21,600	68,055
	Henan Mingtai Al Industrial Co. Ltd., Class A	11,000	18,202
	Henan Pinggao Electric Co. Ltd., Class A	14,900	33,305
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	33,836
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	22,368
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	25,771
*	Henan Zhongfu Industry Co. Ltd., Class A	90,100	48,800
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	25,670
*	Hengdeli Holdings Ltd.	190,780	2,364
	Hengli Petrochemical Co. Ltd., Class A	59,100	124,396
	Hengyi Petrochemical Co. Ltd., Class A	28,034	23,507
	Hesteel Co. Ltd., Class A	100,275	29,965
	Hexing Electrical Co. Ltd., Class A	9,100	33,137
*	Hi Sun Technology China Ltd.	693,000	27,686
	Hisense Home Appliances Group Co. Ltd., Class H	124,000	376,043
	Hitevision Co. Ltd., Class A	7,100	23,320
		Shares	Value»
CHINA — (Continued)
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	$159,658
	HLA Group Corp. Ltd., Class A	30,700	35,090
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,100	33,875
*	HNA Technology Co. Ltd., Class A	80,800	31,131
	Homeland Interactive Technology Ltd.	104,000	13,852
	Hongfa Technology Co. Ltd., Class A	14,980	67,859
*	Honghua Group Ltd.	1,048,000	19,316
	Hongli Zhihui Group Co. Ltd., Class A	23,200	19,800
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	58,400	25,508
	Hongta Securities Co. Ltd., Class A	18,800	19,091
*	Hopson Development Holdings Ltd.	342,846	128,342
	Horizon Construction Development Ltd.	47,000	6,710
	Hoymiles Power Electronics, Inc., Class A	1,130	15,119
	Huaan Securities Co. Ltd., Class A	48,480	36,891
	Huada Automotive Technology Corp. Ltd., Class A	5,500	26,429
	Huadian Heavy Industries Co. Ltd., Class A	37,700	31,168
	Huadong Medicine Co. Ltd., Class A	19,000	101,554
	Huafon Chemical Co. Ltd., Class A	111,602	102,846
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	44,219
	Huafu Fashion Co. Ltd., Class A	29,500	25,167
	Huagong Tech Co. Ltd., Class A	6,800	37,983
	Huaihe Energy Group Co. Ltd., Class A	68,500	32,732

127

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hualan Biological Engineering, Inc., Class A	18,900	$42,618
	Huaming Power Equipment Co. Ltd., Class A	12,400	25,595
	Huangshan Novel Co. Ltd., Class A	15,600	22,968
	Huangshan Tourism Development Co. Ltd., Class A	12,700	20,722
	Huapont Life Sciences Co. Ltd., Class A	52,633	29,436
Ω	Huatai Securities Co. Ltd., Class H	247,400	366,647
	Huaxi Securities Co. Ltd., Class A	35,340	39,124
	Huaxia Bank Co. Ltd., Class A	91,008	91,163
	Huayu Automotive Systems Co. Ltd., Class A	23,200	56,949
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	121,800	45,689
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,100	20,784
*	Hubei Dinglong Co. Ltd., Class A	11,600	47,621
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,050	26,873
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	56,484
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	30,500	85,771
	Hubei Yihua Chemical Industry Co. Ltd., Class A	12,800	19,202
#	Huishang Bank Corp. Ltd., Class H	60,000	22,531
#*Ω	Huitongda Network Co. Ltd., Class H	4,100	6,202
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,900	70,437
	Humanwell Healthcare Group Co. Ltd., Class A	27,200	78,109
		Shares	Value»
CHINA — (Continued)
	Hunan Aihua Group Co. Ltd., Class A	8,100	$16,852
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	16,255
	Hunan Gold Corp. Ltd., Class A	26,900	83,250
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	6,000	13,204
*	Hunan Silver Co. Ltd., Class A	47,998	23,381
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	40,800	40,547
	Hunan Valin Steel Co. Ltd., Class A	78,100	52,524
	Hunan Zhongke Electric Co. Ltd., Class A	6,600	13,741
	Hundsun Technologies, Inc., Class A	9,457	33,908
	HUYA, Inc., ADR	32,142	120,854
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	118,600	213,852
	Hymson Laser Technology Group Co. Ltd., Class A	5,288	19,707
*	Hytera Communications Corp. Ltd., Class A	32,700	50,281
*	HyUnion Holding Co. Ltd., Class A	18,400	17,630
*	IAT Automobile Technology Co. Ltd., Class A	12,200	16,766
*Ω	iDreamSky Technology Holdings Ltd.	154,000	17,226
	IEIT Systems Co. Ltd., Class A	7,900	55,606
	Iflytek Co. Ltd., Class A	11,350	73,656
*	I-Mab, Sponsored ADR	9,306	8,380
*Ω	IMAX China Holding, Inc.	28,200	23,492
	Imeik Technology Development Co. Ltd., Class A	3,860	91,807

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Industrial & Commercial Bank of China Ltd., Class H	3,816,000	$2,614,003
	Industrial Bank Co. Ltd., Class A	191,400	550,450
	Industrial Securities Co. Ltd., Class A	78,757	62,754
	Infore Environment Technology Group Co. Ltd., Class A	53,600	44,083
*Ω	Ingdan, Inc.	144,000	22,559
	Ingenic Semiconductor Co. Ltd., Class A	1,600	14,962
	Inkeverse Group Ltd.	149,000	27,967
	Inmyshow Digital Technology Group Co. Ltd., Class A	41,300	27,175
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	29,329
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	7,400	30,547
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	32,587
*Ω	InnoCare Pharma Ltd.	102,000	133,272
*Ω	Innovent Biologics, Inc.	96,000	664,888
	Insigma Technology Co. Ltd., Class A	25,800	37,440
	Inspur Digital Enterprise Technology Ltd.	196,000	197,927
	Intron Technology Holdings Ltd.	155,000	26,408
#*	iQIYI, Inc., ADR	183,499	337,638
	iRay Group, Class A	1,526	25,459
	IReader Technology Co. Ltd., Class A	11,800	31,834
*	IRICO Display Devices Co. Ltd., Class A	19,500	17,982
	IVD Medical Holding Ltd.	192,000	42,645
*	J&T Global Express Ltd.	53,600	41,641
	Jade Bird Fire Co. Ltd., Class A	24,080	36,778
	Jafron Biomedical Co. Ltd., Class A	10,600	31,189
		Shares	Value»
CHINA — (Continued)
	Jangho Group Co. Ltd., Class A	32,300	$23,682
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	32,874
	JCET Group Co. Ltd., Class A	38,800	178,737
*Ω	JD Health International, Inc.	330,150	1,566,627
*Ω	JD Logistics, Inc.	538,700	844,904
	JD.com, Inc. (9618 HK), Class A	335,328	5,459,618
	JD.com, Inc. (JD US), ADR	7,708	251,435
	Jiajiayue Group Co. Ltd., Class A	9,900	14,399
	Jiangling Motors Corp. Ltd., Class A	11,000	28,504
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	13,800	10,964
	Jiangsu Azure Corp., Class A	25,600	44,810
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	18,919
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	23,320	23,333
	Jiangsu Cnano Technology Co. Ltd., Class A	8,202	49,406
*	Jiangsu Dagang Co. Ltd., Class A	13,000	24,833
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,400	13,518
	Jiangsu Eastern Shenghong Co. Ltd., Class A	17,000	20,605
	Jiangsu Etern Co. Ltd., Class A	35,800	31,125
	Jiangsu Expressway Co. Ltd., Class H	336,000	418,112
	Jiangsu General Science Technology Co. Ltd., Class A	28,600	17,923

129

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Gian Technology Co. Ltd., Class A	5,200	$23,356
	Jiangsu Guomao Reducer Co. Ltd., Class A	5,600	12,182
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	52,250
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,200	9,926
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,975	61,527
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	29,668	208,490
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	10,200	11,064
*	Jiangsu High Hope International Group Corp., Class A	57,300	19,528
	Jiangsu Hongdou Industrial Co. Ltd., Class A	60,100	17,554
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,500	21,633
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	78,100	44,613
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,744	59,437
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	14,987
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	88,742
	Jiangsu Linyang Energy Co. Ltd., Class A	46,100	35,150
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,100	49,569
		Shares	Value»
CHINA — (Continued)
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	12,900	$39,652
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	32,151
	Jiangsu Shagang Co. Ltd., Class A	11,400	9,216
	Jiangsu Shentong Valve Co. Ltd., Class A	10,600	15,819
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,300	23,400
*	Jiangsu Sopo Chemical Co., Class A	20,200	22,895
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	33,000	23,835
	Jiangsu Yanghe Distillery Co. Ltd., Class A	7,600	71,793
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	58,161
	Jiangsu Yinhe Electronics Co. Ltd., Class A	26,900	15,433
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	22,039
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	9,692	45,994
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	68,800	39,810
	Jiangsu Zhongtian Technology Co. Ltd., Class A	51,900	99,688
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	59,300	22,060
	Jiangxi Bank Co. Ltd., Class H	202,000	19,291

130

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CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	16,700	$25,401
	Jiangxi Copper Co. Ltd., Class H	384,000	645,233
	Jiangxi Ganyue Expressway Co. Ltd., Class A	46,500	32,918
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	5,200	38,733
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	7,600	28,585
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	19,000	26,404
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	41,302
	Jianmin Pharmaceutical Group Co. Ltd., Class A	2,700	15,580
	Jiayou International Logistics Co. Ltd., Class A	17,005	32,616
	Jihua Group Corp. Ltd., Class A	63,300	22,500
*	Jilin Chemical Fibre, Class A	21,700	10,822
#	Jinchuan Group International Resources Co. Ltd.	856,000	70,638
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	42,016
	Jinghua Pharmaceutical Group Co. Ltd., Class A	21,900	21,006
	Jingjin Equipment, Inc., Class A	8,200	18,376
	Jinhui Liquor Co. Ltd., Class A	8,400	22,235
#Ω	Jinxin Fertility Group Ltd.	569,500	212,988
	Jinyu Bio-Technology Co. Ltd., Class A	34,300	32,102
		Shares	Value»
CHINA — (Continued)
	Jinzai Food Group Co. Ltd., Class A	11,300	$20,102
	JiuGui Liquor Co. Ltd., Class A	3,100	18,307
Ω	Jiumaojiu International Holdings Ltd.	156,000	50,604
	Jiuzhitang Co. Ltd., Class A	6,900	8,787
#	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	23,000	39,207
	JNBY Design Ltd.	107,000	202,343
Ω	Joinn Laboratories China Co. Ltd., Class H	24,400	30,881
	Jointown Pharmaceutical Group Co. Ltd., Class A	134,132	99,923
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	38,700	27,402
	Jones Tech PLC, Class A	7,600	25,526
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,800	36,644
	Joy City Property Ltd.	552,000	14,808
	Joyoung Co. Ltd., Class A	9,850	12,886
	JS Corrugating Machinery Co. Ltd., Class A	14,400	21,219
*Ω	JS Global Lifestyle Co. Ltd.	276,000	64,021
	JSTI Group, Class A	47,100	57,070
	Jutal Offshore Oil Services Ltd.	236,000	19,744
*	JY Grandmark Holdings Ltd.	59,000	2,420
	Kaishan Group Co. Ltd., Class A	31,900	38,355
#	Kangji Medical Holdings Ltd.	111,500	107,596
*	KBC Corp. Ltd., Class A	3,945	13,331
	Keda Industrial Group Co. Ltd., Class A	27,600	34,449
	Kehua Data Co. Ltd., Class A	15,300	89,598

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Keli Sensing Technology Ningbo Co. Ltd., Class A	5,900	$55,302
	Kidswant Children Products Co. Ltd., Class A	22,000	38,607
	KingClean Electric Co. Ltd., Class A	7,480	21,899
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	31,588
	Kingnet Network Co. Ltd., Class A	9,000	21,021
	Kingsemi Co. Ltd., Class A	2,554	33,510
	Kingsoft Corp. Ltd.	224,800	1,120,044
	Konfoong Materials International Co. Ltd., Class A	2,900	29,785
*	Konka Group Co. Ltd., Class A	20,600	15,509
	KPC Pharmaceuticals, Inc., Class A	15,500	32,657
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	14,200	29,091
*Ω	Kuaishou Technology	158,400	1,045,486
	Kuang-Chi Technologies Co. Ltd., Class A	8,100	47,093
	Kuangda Technology Group Co. Ltd., Class A	41,000	28,410
	Kunlun Tech Co. Ltd., Class A	8,875	38,984
	Kunshan Huguang Auto Harness Co. Ltd., Class A	2,800	11,582
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	17,400
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	10,700	19,206
	Kweichow Moutai Co. Ltd., Class A	11,700	2,492,689
	Lancy Co. Ltd., Class A	8,800	19,254
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	36,400	33,279
	Lao Feng Xiang Co. Ltd., Class A	11,000	72,697
		Shares	Value»
CHINA — (Continued)
	Laobaixing Pharmacy Chain JSC, Class A	19,617	$54,293
	Launch Tech Co. Ltd., Class H	50,500	67,661
	LB Group Co. Ltd., Class A	39,600	90,465
	Leader Harmonious Drive Systems Co. Ltd., Class A	1,453	29,566
	Lee's Pharmaceutical Holdings Ltd.	56,000	9,603
*Ω	Legend Holdings Corp., Class H	178,600	177,294
	Lens Technology Co. Ltd., Class A	43,500	125,132
	Leo Group Co. Ltd., Class A	58,437	30,005
	Lepu Medical Technology Beijing Co. Ltd., Class A	32,400	50,048
	LexinFintech Holdings Ltd., ADR	27,864	218,732
	Leyard Optoelectronic Co. Ltd., Class A	55,500	47,014
#*	Li Auto, Inc. (LI US), ADR	29,401	717,090
	Li Ning Co. Ltd.	1,134,000	2,137,973
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	19,072
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	11,800	9,811
	Liaoning Cheng Da Co. Ltd., Class A	19,200	26,422
	Liaoning Port Co. Ltd., Class H	236,000	20,362
*	Lier Chemical Co. Ltd., Class A	23,400	32,886
*	Lifetech Scientific Corp.	678,000	125,793
	Linewell Software Co. Ltd., Class A	19,400	32,821
	Lingbao Gold Group Co. Ltd., Class H	142,000	156,801
	Lingyi iTech Guangdong Co., Class A	54,700	60,258
Ω	Linklogis, Inc., Class B	231,000	34,529

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Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	LK Technology Holdings Ltd.	105,999	$38,090
	Loncin Motor Co. Ltd., Class A	35,900	61,580
Ω	Longfor Group Holdings Ltd.	453,000	605,920
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	19,627
	Longshine Technology Group Co. Ltd., Class A	20,000	38,718
	Lonking Holdings Ltd.	456,000	114,822
*	Lotus Holdings Co. Ltd.	38,100	34,584
	Luenmei Quantum Co. Ltd., Class A	46,100	37,258
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	17,700	10,691
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	16,575
	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	15,530
	Luxi Chemical Group Co. Ltd., Class A	40,200	59,144
	Luxin Venture Capital Group Co. Ltd., Class A	11,200	17,741
	Luxshare Precision Industry Co. Ltd., Class A	52,754	224,551
	Luyang Energy-Saving Materials Co. Ltd.	8,200	13,541
#*Ω	Luye Pharma Group Ltd.	561,500	145,781
	Luzhou Laojiao Co. Ltd., Class A	11,809	201,231
	Maccura Biotechnology Co. Ltd., Class A	19,300	30,236
	Mango Excellent Media Co. Ltd., Class A	29,205	91,468
#*Ω	Maoyan Entertainment	155,400	136,546
	Maxscend Microelectronics Co. Ltd., Class A	2,400	24,803
		Shares	Value»
CHINA — (Continued)
	Maxvision Technology Corp., Class A	7,700	$29,975
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	25,043
Ω	Medlive Technology Co. Ltd.	57,000	88,750
	Meilleure Health International Industry Group Ltd.	594,000	22,599
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	92,600	68,017
Ω	Meitu, Inc.	772,500	544,931
*Ω	Meituan, Class B	472,510	7,823,555
	Metallurgical Corp. of China Ltd., Class H	768,000	145,216
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	27,819
*Ω	Microport Cardioflow Medtech Corp.	94,000	10,929
#	MicroPort NeuroScientific Corp.	34,397	46,473
#*	Microport Scientific Corp.	30,200	27,269
	Micro-Tech Nanjing Co. Ltd., Class A	5,563	45,870
	Midea Group Co. Ltd., Class A	31,300	317,338
#Ω	Midea Real Estate Holding Ltd.	124,600	64,663
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	2,100	13,969
	Ming Yang Smart Energy Group Ltd., Class A	32,200	45,281
	Ming Yuan Cloud Group Holdings Ltd.	238,000	89,039
	MINISO Group Holding Ltd.	183,600	825,453
*	Minmetals Development Co. Ltd., Class A	10,100	9,965
*	Minmetals Land Ltd.	296,000	16,011
*	Minth Group Ltd.	130,000	310,520
	MLS Co. Ltd., Class A	25,996	28,267

133

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CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Mobvista, Inc.	314,000	$223,966
*	MOG Digitech Holdings Ltd.	130,000	5,450
	Montage Technology Co. Ltd., Class A	4,975	52,665
	Moon Environment Technology Co. Ltd., Class A	18,000	28,536
	Motic Xiamen Electric Group Co. Ltd., Class A	5,500	11,649
*	Nanfang Zhongjin Environment Co. Ltd., Class A	50,400	24,158
	Nanhua Futures Co. Ltd., Class A	7,600	12,462
	NanJi E-Commerce Co. Ltd., Class A	47,354	28,695
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,200	44,504
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	18,877	26,446
	Nanjing Pharmaceutical Co. Ltd., Class A	42,600	30,576
*	Nanjing Tanker Corp., Class A	44,500	16,354
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	13,300	11,633
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	28,646
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	13,680	30,953
	NARI Technology Co. Ltd., Class A	85,624	261,248
	NAURA Technology Group Co. Ltd., Class A	2,400	149,249
*	NavInfo Co. Ltd., Class A	20,500	23,515
*	Nayuki Holdings Ltd.	128,500	18,597
	NBTM New Materials Group Co. Ltd., Class A	10,600	29,210
	NetDragon Websoft Holdings Ltd.	110,000	140,380
		Shares	Value»
CHINA — (Continued)
*Ω	NetEase Cloud Music, Inc.	5,850	$136,813
	NetEase, Inc. (9999 HK)	170,600	3,667,278
	NetEase, Inc. (NTES US), ADR	27,458	2,939,653
	Neusoft Corp., Class A	18,600	25,794
	Neutech Group Ltd.	49,600	19,755
	New China Life Insurance Co. Ltd., Class H	316,600	1,156,195
	New Hope Dairy Co. Ltd., Class A	11,300	25,915
	New Trend International Logis-Tech Co. Ltd., Class A	12,700	19,486
	Neway Valve Suzhou Co. Ltd., Class A	16,700	61,675
*	Newborn Town, Inc.	182,000	191,520
	Newland Digital Technology Co. Ltd., Class A	34,100	125,744
	Nexteer Automotive Group Ltd.	256,000	171,606
*	Ninestar Corp., Class A	9,600	29,098
	Ningbo Boway Alloy Material Co. Ltd., Class A	7,900	18,929
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	22,011
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	18,589
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	25,400	43,348
	Ningbo Joyson Electronic Corp., Class A	23,700	53,703
	Ningbo Orient Wires & Cables Co. Ltd., Class A	11,400	79,350
	Ningbo Peacebird Fashion Co. Ltd., Class A	10,200	22,285
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	11,540	31,863

134

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	15,400	$54,237
	Ningbo Shanshan Co. Ltd., Class A	37,500	36,238
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,200	17,188
	Ningbo Tuopu Group Co. Ltd., Class A	7,975	57,667
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	15,346
	Ningbo Yunsheng Co. Ltd., Class A	10,200	10,485
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	27,969
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	13,600	27,862
*	Niu Technologies, Sponsored ADR	18,045	60,631
	NKY Medical Holdings Ltd., Class A	14,346	29,323
	Noah Holdings Ltd., Sponsored ADR	13,970	128,384
Ω	Nongfu Spring Co. Ltd., Class H	138,800	638,090
	Norinco International Cooperation Ltd., Class A	41,710	58,870
	North China Pharmaceutical Co. Ltd., Class A	30,700	25,530
	North Copper Co. Ltd., Class A	77,000	95,195
	North Electro-Optic Co. Ltd., Class A	11,100	20,846
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	33,675
	North Industries Group Red Arrow Co. Ltd., Class A	19,400	45,038
	Northeast Pharmaceutical Group Co. Ltd., Class A	30,800	21,787
	Northeast Securities Co. Ltd., Class A	48,600	50,686
	Northking Information Technology Co. Ltd., Class A	11,956	30,895
		Shares	Value»
CHINA — (Continued)
*	NSFOCUS Technologies Group Co. Ltd., Class A	23,600	$22,745
*	Nuode New Materials Co. Ltd., Class A	37,200	15,659
	NYOCOR Co. Ltd., Class A	26,500	20,071
*	Offcn Education Technology Co. Ltd., Class A	63,200	26,223
	Offshore Oil Engineering Co. Ltd., Class A	113,459	82,973
	Onewo, Inc., Class H	88,600	244,494
	Oppein Home Group, Inc., Class A	2,900	26,416
	Opple Lighting Co. Ltd., Class A	18,600	43,236
	ORG Technology Co. Ltd., Class A	78,900	58,052
	Orient International Enterprise Ltd., Class A	25,700	26,376
	Orient Overseas International Ltd.	21,000	293,338
Ω	Orient Securities Co. Ltd., Class H	197,600	116,376
*	Oriental Energy Co. Ltd., Class A	55,000	61,950
	Oriental Pearl Group Co. Ltd., Class A	41,900	42,557
*	Ourpalm Co. Ltd., Class A	42,100	27,914
	Ovctek China, Inc., Class A	20,760	42,072
*	Pacific Securities Co. Ltd., Class A	44,800	22,073
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,300	31,084
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	24,082
	PCI Technology Group Co. Ltd., Class A	51,800	36,980
*	PDD Holdings, Inc., ADR	75,080	7,926,196
#*Ω	Peijia Medical Ltd.	53,000	36,329
*	Peking University Resources Holdings Co. Ltd.	148,500	2,916

135

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Pengxin International Mining Co. Ltd., Class A	57,000	$37,792
	People.cn Co. Ltd., Class A	10,300	28,102
	People's Insurance Co. Group of China Ltd. , Class H	1,426,000	843,930
	Perfect World Co. Ltd., Class A	31,100	58,282
Ω	Pharmaron Beijing Co. Ltd., Class H	49,050	85,054
	PICC Property & Casualty Co. Ltd., Class H	1,817,000	3,345,895
	Ping An Bank Co. Ltd., Class A	152,600	229,419
Ω	Ping An Healthcare & Technology Co. Ltd.	506,394	486,787
	Ping An Insurance Group Co. of China Ltd., Class H	865,500	5,180,045
	PNC Process Systems Co. Ltd., Class A	4,900	17,269
	POCO Holding Co. Ltd., Class A	3,920	21,838
*	Polaris Bay Group Co. Ltd., Class A	39,000	34,092
	Poly Developments & Holdings Group Co. Ltd., Class A	91,700	105,620
	Poly Property Services Co. Ltd., Class H	38,200	151,682
Ω	Pop Mart International Group Ltd.	164,400	4,100,340
	Porton Pharma Solutions Ltd., Class A	9,400	19,482
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,051,000	646,136
	Pou Sheng International Holdings Ltd.	548,000	33,566
	Power Construction Corp. of China Ltd., Class A	79,899	51,949
*	Powerwin Tech Group Ltd.	32,000	13,139
		Shares	Value»
CHINA — (Continued)
	PW Medtech Group Ltd.	171,000	$22,554
	Pylon Technologies Co. Ltd., Class A	3,442	19,443
*	Q Technology Group Co. Ltd.	109,000	91,425
*	Qi An Xin Technology Group, Inc., Class A	13,655	58,152
	Qianhe Condiment & Food Co. Ltd., Class A	25,204	39,073
	Qifu Technology, Inc., ADR	58,118	2,384,582
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	18,000	31,636
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	36,425
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	23,402
	Qingdao Gaoce Technology Co. Ltd., Class A	19,089	22,829
	Qingdao Gon Technology Co. Ltd., Class A	8,200	28,340
	Qingdao Haier Biomedical Co. Ltd., Class A	6,061	26,301
	Qingdao Hanhe Cable Co. Ltd., Class A	63,200	27,777
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	1,900	35,627
#Ω	Qingdao Port International Co. Ltd., Class H	38,000	27,469
	Qingdao Rural Commercial Bank Corp., Class A	91,100	39,297
	Qingdao Sentury Tire Co. Ltd., Class A	5,460	13,904
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	41,419

136

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Qinghai Salt Lake Industry Co. Ltd., Class A	40,600	$89,293
*	QuantumCTek Co. Ltd., Class A	861	28,459
	Queclink Wireless Solutions Co. Ltd., Class A	9,500	15,700
	Quectel Wireless Solutions Co. Ltd., Class A	6,379	66,139
#*	Radiance Holdings Group Co. Ltd.	166,000	64,273
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	9,998
	Raytron Technology Co. Ltd., Class A	3,725	28,683
	Realcan Pharmaceutical Group Co. Ltd., Class A	25,300	10,258
	Renhe Pharmacy Co. Ltd., Class A	50,100	37,118
	Richinfo Technology Co. Ltd., Class A	6,100	21,433
	Risen Energy Co. Ltd., Class A	30,000	36,575
	Riyue Heavy Industry Co. Ltd., Class A	27,100	44,439
	Rizhao Port Co. Ltd., Class A	48,300	19,968
	RoboTechnik Intelligent Technology Co. Ltd., Class A	1,960	35,374
	Rockchip Electronics Co. Ltd., Class A	2,100	49,444
	Rongsheng Petrochemical Co. Ltd., Class A	33,100	37,955
*	Roshow Technology Co. Ltd., Class A	26,494	26,048
	Runjian Co. Ltd., Class A	4,700	32,429
*	Sai Micro Electronics, Inc., Class A	10,400	23,368
	SAIC Motor Corp. Ltd., Class A	46,200	103,456
	Sanan Optoelectronics Co. Ltd., Class A	14,800	25,046
	Sangfor Technologies, Inc., Class A	1,600	21,726
		Shares	Value»
CHINA — (Continued)
	Sanquan Food Co. Ltd., Class A	18,800	$29,838
	Sansure Biotech, Inc., Class A	5,033	13,740
	Sany Heavy Equipment International Holdings Co. Ltd.	368,000	268,346
	Sany Heavy Industry Co. Ltd., Class A	42,650	111,115
	Satellite Chemical Co. Ltd., Class A	39,603	99,008
	SDIC Capital Co. Ltd., Class A	21,700	20,444
	Sealand Securities Co. Ltd., Class A	99,400	52,151
*	Seazen Group Ltd.	768,285	193,232
*	Seazen Holdings Co. Ltd., Class A	34,226	63,861
	Seres Group Co. Ltd., Class A	4,000	71,898
	SF Holding Co. Ltd., Class A	38,524	230,809
	SG Micro Corp., Class A	2,660	37,106
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	106,600	57,514
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,000	17,979
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	21,800	25,575
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	22,356
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	51,268
	Shandong Denghai Seeds Co. Ltd., Class A	10,100	14,093
#Ω	Shandong Gold Mining Co. Ltd., Class H	247,750	729,867
	Shandong Haihua Co. Ltd., Class A	17,900	13,111
	Shandong Head Group Co. Ltd., Class A	11,200	17,345

137

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	$133,721
	Shandong Hi-speed Co. Ltd., Class A	22,800	33,997
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	24,900	19,202
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	16,500	7,751
	Shandong Humon Smelting Co. Ltd., Class A	32,600	48,648
	Shandong Jinjing Science & Technology Co. Ltd., Class A	26,700	16,735
	Shandong Lukang Pharma, Class A	22,800	31,087
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	35,455
	Shandong Publishing & Media Co. Ltd., Class A	26,800	36,226
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	47,239
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	9,700	70,285
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	696,000	512,299
	Shandong WIT Dyne Health Co. Ltd., Class A	4,700	19,781
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	31,600	27,939
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	11,900	17,224
	Shanghai AtHub Co. Ltd., Class A	19,328	87,093
		Shares	Value»
CHINA — (Continued)
	Shanghai Bailian Group Co. Ltd., Class A	31,200	$41,117
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	16,704	60,098
	Shanghai Baolong Automotive Corp., Class A	3,300	17,023
	Shanghai Baosight Software Co. Ltd., Class A	19,494	72,198
	Shanghai Baosteel Packaging Co. Ltd., Class A	28,200	18,425
	Shanghai Belling Co. Ltd., Class A	4,900	23,684
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	200	5,357
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	14,900	18,480
	Shanghai Construction Group Co. Ltd., Class A	141,200	46,815
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	16,500	18,188
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	17,415
*	Shanghai Electric Group Co. Ltd., Class H	534,000	175,469
*	Shanghai Feilo Acoustics Co. Ltd., Class A	51,100	27,910
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	89,920
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	63,000	226,714
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	26,679

138

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	10,584	$30,450
	Shanghai Gentech Co. Ltd., Class A	4,383	22,484
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	15,900	36,326
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	8,820	27,791
*Ω	Shanghai Henlius Biotech, Inc., Class H	11,100	55,515
	Shanghai Huace Navigation Technology Ltd., Class A	5,300	31,046
	Shanghai Huayi Group Co. Ltd., Class A	49,600	46,466
	Shanghai Industrial Urban Development Group Ltd.	504,600	18,896
	Shanghai INT Medical Instruments Co. Ltd.	6,400	21,872
	Shanghai International Airport Co. Ltd., Class A	4,600	20,313
	Shanghai Jahwa United Co. Ltd., Class A	9,800	31,582
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,600	18,519
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	35,433
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	30,000	24,309
	Shanghai Liangxin Electrical Co. Ltd., Class A	36,100	41,517
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	27,340
		Shares	Value»
CHINA — (Continued)
	Shanghai M&G Stationery, Inc., Class A	14,300	$57,860
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	65,120
*	Shanghai Medicilon, Inc., Class A	2,965	12,272
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,174	13,670
	Shanghai Moons' Electric Co. Ltd., Class A	1,300	11,782
#	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	230,100	314,667
	Shanghai Pret Composites Co. Ltd., Class A	17,300	24,671
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	19,870
	Shanghai Pudong Development Bank Co. Ltd., Class A	254,500	383,919
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	24,776	57,349
	Shanghai QiFan Cable Co. Ltd., Class A	9,000	18,150
	Shanghai RAAS Blood Products Co. Ltd., Class A	72,100	66,676
	Shanghai Runda Medical Technology Co. Ltd., Class A	17,200	42,749
	Shanghai Rural Commercial Bank Co. Ltd., Class A	60,700	70,227
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	39,100	23,623
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	28,500	40,164

139

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	$39,348
	Shanghai Stonehill Technology Co. Ltd., Class A	109,100	78,047
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	22,551
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	38,002
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	45,619
	Shanghai Wanye Enterprises Co. Ltd., Class A	18,100	35,961
	Shanghai Yaoji Technology Co. Ltd., Class A	14,300	53,364
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	36,300	28,082
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	10,400	37,475
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	39,500	23,182
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	18,600	27,546
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	29,291
	Shanjin International Gold Co. Ltd., Class A	43,100	121,162
	Shannon Semiconductor Technology Co. Ltd., Class A	10,200	43,219
	Shantui Construction Machinery Co. Ltd., Class A	34,500	41,441
		Shares	Value»
CHINA — (Continued)
	Shanxi Guoxin Energy Corp. Ltd., Class A	52,500	$18,311
	Shanxi Hi-speed Group Co. Ltd., Class A	36,800	25,335
	Shanxi Securities Co. Ltd., Class A	47,230	36,737
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	28,855
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	265,331
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	31,000	16,294
	Sharetronic Data Technology Co. Ltd., Class A	2,800	40,767
	Shede Spirits Co. Ltd., Class A	5,100	39,847
	Shengda Resources Co. Ltd., Class A	21,100	39,409
	Shenghe Resources Holding Co. Ltd., Class A	41,500	60,489
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	6,950
	Shengyi Technology Co. Ltd., Class A	12,700	42,617
	Shenma Industry Co. Ltd., Class A	17,300	19,138
	Shennan Circuits Co. Ltd., Class A	5,900	89,014
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	136,463
*	Shenyang Jinbei Automotive Co. Ltd., Class A	32,300	23,883
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	3,740	41,390
	Shenzhen Agricultural Power Group Co. Ltd., Class A	23,800	20,782
	Shenzhen Airport Co. Ltd., Class A	45,500	42,431
	Shenzhen Aisidi Co. Ltd., Class A	32,000	51,218

140

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	14,600	$19,480
	Shenzhen BSC Technology Co. Ltd., Class A	5,600	21,596
	Shenzhen Capchem Technology Co. Ltd., Class A	14,780	64,669
	Shenzhen Center Power Tech Co. Ltd., Class A	12,100	23,872
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	17,124
	Shenzhen Changhong Technology Co. Ltd., Class A	10,700	18,729
	Shenzhen Click Technology Co. Ltd., Class A	9,300	15,645
	Shenzhen Colibri Technologies Co. Ltd., Class A	10,900	22,736
	Shenzhen Comix Group Co. Ltd., Class A	13,700	13,028
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	15,662
	Shenzhen Desay Battery Technology Co., Class A	6,754	19,687
*	Shenzhen Dynanonic Co. Ltd., Class A	7,752	29,855
	Shenzhen Envicool Technology Co. Ltd., Class A	6,240	27,348
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	31,380	93,272
	Shenzhen Expressway Corp. Ltd., Class H	158,000	134,306
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	44,841
*	Shenzhen Fenda Technology Co. Ltd., Class A	39,700	39,115
		Shares	Value»
CHINA — (Continued)
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	657	$12,286
	Shenzhen FRD Science & Technology Co. Ltd., Class A	11,300	30,451
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	27,100	29,016
	Shenzhen Gas Corp. Ltd., Class A	37,900	33,295
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	13,963
	Shenzhen Goodix Technology Co. Ltd., Class A	2,000	19,337
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	41,079
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	41,500	23,782
	Shenzhen Honor Electronic Co. Ltd., Class A	1,500	22,559
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,300	60,965
	Shenzhen Inovance Technology Co. Ltd., Class A	12,050	118,611
	Shenzhen International Holdings Ltd.	426,351	436,172
	Shenzhen Invt Electric Co. Ltd., Class A	14,100	14,956
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	14,086
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	27,214
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,100	52,100

141

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	$16,264
	Shenzhen Kedali Industry Co. Ltd., Class A	6,300	114,243
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	13,300	27,028
	Shenzhen Kinwong Electronic Co. Ltd., Class A	9,600	36,925
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	13,200	40,964
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,100	26,208
	Shenzhen Leaguer Co. Ltd., Class A	35,800	40,575
	Shenzhen Lifotronic Technology Co. Ltd., Class A	8,011	14,228
	Shenzhen Megmeet Electrical Co. Ltd., Class A	10,400	62,165
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	20,160
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,200	368,976
	Shenzhen MTC Co. Ltd., Class A	40,800	24,228
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	87,100	27,175
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,400	67,809
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	21,550
	Shenzhen Noposin Crop Science Co. Ltd., Class A	18,400	23,924
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	$20,143
	Shenzhen Qingyi Photomask Ltd., Class A	4,798	18,138
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,100	45,615
	Shenzhen SC New Energy Technology Corp., Class A	5,245	39,702
	Shenzhen SED Industry Co. Ltd., Class A	17,800	55,344
	Shenzhen SEG Co. Ltd., Class A	18,200	20,492
	Shenzhen Senior Technology Material Co. Ltd., Class A	29,593	37,050
	Shenzhen Sinexcel Electric Co. Ltd., Class A	2,800	11,460
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	41,844
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	12,991
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	22,200	30,844
	Shenzhen Sunway Communication Co. Ltd., Class A	13,100	36,021
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	16,511
	Shenzhen Topband Co. Ltd., Class A	25,000	48,205
	Shenzhen Topway Video Communication Co. Ltd., Class A	17,300	19,122
	Shenzhen Transsion Holdings Co. Ltd., Class A	18,544	191,683
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,200	19,954

142

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	$71,689
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	15,594
	Shenzhen Yinghe Technology Co. Ltd., Class A	18,600	42,256
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	17,400	16,615
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	6,800	19,622
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	21,000	59,927
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	79,100	48,612
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	68,884
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	20,057	37,955
	Shinva Medical Instrument Co. Ltd., Class A	11,960	24,223
#	Shiyue Daotian Group Co. Ltd.	30,000	23,373
††	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	520
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	39,000	23,563
	Shui On Land Ltd.	940,500	79,942
*	Siasun Robot & Automation Co. Ltd., Class A	14,500	33,346
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	110,149
	Sichuan Development Lomon Co. Ltd., Class A	39,300	59,663
		Shares	Value»
CHINA — (Continued)
	Sichuan EM Technology Co. Ltd., Class A	19,100	$23,684
	Sichuan Expressway Co. Ltd., Class H	234,000	130,483
	Sichuan Haite High-tech Co. Ltd., Class A	14,200	18,058
	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	29,473
	Sichuan Injet Electric Co. Ltd., Class A	1,800	9,911
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	20,317
	Sichuan Jiuzhou Electric Co. Ltd., Class A	16,600	34,691
*	Sichuan Lutianhua Co. Ltd., Class A	38,500	25,625
	Sichuan New Energy Power Co. Ltd., Class A	30,700	43,209
	Sichuan Road & Bridge Group Co. Ltd., Class A	77,080	92,191
	Sichuan Swellfun Co. Ltd., Class A	5,600	35,119
	Sichuan Teway Food Group Co. Ltd., Class A	14,300	22,091
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	37,737
	Sieyuan Electric Co. Ltd., Class A	11,400	113,082
*	SIM Technology Group Ltd.	262,000	11,510
	Sineng Electric Co. Ltd., Class A	5,700	21,916
	Sino Biopharmaceutical Ltd.	2,419,000	1,214,820
	Sinocare, Inc., Class A	9,700	27,582
*	Sinochem International Corp., Class A	21,000	10,359
	Sinofert Holdings Ltd.	694,000	104,783
	Sinolink Securities Co. Ltd., Class A	30,800	34,467

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CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sinolink Worldwide Holdings Ltd.	604,800	$13,606
	Sinoma International Engineering Co., Class A	67,300	84,952
	Sinoma Science & Technology Co. Ltd., Class A	21,700	41,047
	Sinomach Automobile Co. Ltd., Class A	45,500	39,667
	Sinomach Precision Industry Group Co. Ltd., Class A	16,800	35,521
	Sinomine Resource Group Co. Ltd., Class A	7,952	31,860
	Sinopec Engineering Group Co. Ltd., Class H	534,500	380,332
	Sinopec Kantons Holdings Ltd.	336,000	189,193
*	Sinopec Oilfield Equipment Corp., Class A	25,900	21,295
*	Sinopec Oilfield Service Corp., Class H	906,000	68,868
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	402,000	59,542
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	2,319	16,942
	Sinopharm Group Co. Ltd., Class H	641,600	1,512,089
	Sino-Platinum Metals Co. Ltd., Class A	10,478	19,027
	Sinoseal Holding Co. Ltd., Class A	3,600	17,886
	Sinosoft Co. Ltd., Class A	19,880	52,283
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	38,535
	Sinosteel New Materials Co. Ltd., Class A	20,800	22,372
	Sinotrans Ltd., Class H	879,000	382,015
	Sinotruk Jinan Truck Co. Ltd., Class A	18,000	42,108
	Skshu Paint Co. Ltd., Class A	5,056	33,712
		Shares	Value»
CHINA — (Continued)
	Skyworth Digital Co. Ltd., Class A	29,900	$46,156
#	Skyworth Group Ltd.	375,694	144,193
	Songcheng Performance Development Co. Ltd., Class A	14,900	19,177
	Sonoscape Medical Corp., Class A	8,300	35,463
	SooChow Securities Co. Ltd., Class A	35,340	38,038
	Southern Publishing & Media Co. Ltd., Class A	11,900	27,038
	Southwest Securities Co. Ltd., Class A	97,700	55,402
	SSY Group Ltd.	422,000	160,144
	Stanley Agricultural Group Co. Ltd., Class A	22,600	26,104
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	27,700	28,834
	StarPower Semiconductor Ltd., Class A	2,660	30,199
	State Grid Information & Communication Co. Ltd., Class A	17,400	43,354
	STO Express Co. Ltd., Class A	35,000	51,504
	Sufa Technology Industry Co. Ltd. CNNC, Class A	11,400	26,430
	Sumavision Technologies Co. Ltd., Class A	21,300	15,445
	Sumec Corp. Ltd., Class A	48,500	63,185
*	Sun Create Electronics Co. Ltd., Class A	2,704	6,968
*	Sun King Technology Group Ltd.	240,000	34,335
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	31,323
	Sungrow Power Supply Co. Ltd., Class A	24,640	205,718

144

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suning Universal Co. Ltd., Class A	52,000	$15,468
	Sunny Optical Technology Group Co. Ltd.	96,200	809,451
	Sunresin New Materials Co. Ltd., Class A	7,875	47,169
	Sunrise Group Co. Ltd., Class A	26,000	19,351
	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	20,517
	Sunwoda Electronic Co. Ltd., Class A	13,100	34,260
	Suofeiya Home Collection Co. Ltd., Class A	12,600	26,425
	SUPCON Technology Co. Ltd., Class A	3,434	22,327
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	26,582
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	37,000	131,669
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	34,198
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	12,726
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	8,592
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	20,857
	Suzhou Sushi Testing Group Co. Ltd., Class A	10,600	22,892
	Suzhou TFC Optical Communication Co. Ltd., Class A	6,249	60,036
#	SY Holdings Group Ltd.	86,000	143,756
	Symphony Holdings Ltd.	330,000	34,806
	SYoung Group Co. Ltd., Class A	10,900	18,990
		Shares	Value»
CHINA — (Continued)
	Taiji Computer Corp. Ltd., Class A	10,439	$34,648
*	Taiyuan Heavy Industry Co. Ltd., Class A	58,500	18,939
	TangShan Port Group Co. Ltd., Class A	54,500	30,109
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	42,376
	Tansun Technology Co. Ltd., Class A	12,000	25,027
	Tasly Pharmaceutical Group Co. Ltd., Class A	15,400	32,277
	TCL Electronics Holdings Ltd.	308,000	389,065
	TDG Holdings Co. Ltd., Class A	24,800	22,223
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	33,917
	Ten Pao Group Holdings Ltd.	140,000	29,128
	Tencent Holdings Ltd.	672,000	41,160,633
	Tencent Music Entertainment Group, ADR	114,507	1,536,684
#	Tenfu Cayman Holdings Co. Ltd.	46,000	19,885
	Three Squirrels, Inc., Class A	7,900	29,084
	Three's Co. Media Group Co. Ltd., Class A	6,216	23,714
	Thunder Software Technology Co. Ltd., Class A	6,000	46,177
	Tian Lun Gas Holdings Ltd.	55,500	18,739
	Tiande Chemical Holdings Ltd.	244,000	33,839
#	Tiangong International Co. Ltd.	216,000	58,685
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,400	41,629
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	20,507

145

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Port Co. Ltd., Class A	70,200	$42,755
	Tianjin Port Development Holdings Ltd.	304,000	23,867
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	23,046
	Tianjin Teda Co. Ltd., Class A	32,700	16,613
*	Tianma Microelectronics Co. Ltd., Class A	32,300	35,488
#	Tianneng Power International Ltd.	184,000	153,171
	Tianqi Lithium Corp., Class H	45,600	135,553
	Tianrun Industry Technology Co. Ltd., Class A	36,500	31,041
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	46,241
	Tibet Mineral Development Co. Ltd., Class A	7,900	20,165
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,480	46,337
	Time Interconnect Technology Ltd.	88,000	46,192
	Tingyi Cayman Islands Holding Corp.	398,000	718,920
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	31,968
	TK Group Holdings Ltd.	30,000	7,331
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	27,049
	Toly Bread Co. Ltd., Class A	55,029	41,152
	Tomson Group Ltd.	210,981	73,005
	Tongcheng Travel Holdings Ltd.	354,400	929,597
	Tongdao Liepin Group	70,200	32,878
	TongFu Microelectronics Co. Ltd., Class A	9,700	34,215
		Shares	Value»
CHINA — (Continued)
*	Tongguan Gold Group Ltd.	196,000	$30,039
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	19,900	19,812
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	11,000	26,490
	Tongkun Group Co. Ltd., Class A	31,900	47,798
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	39,830
	Tongling Nonferrous Metals Group Co. Ltd., Class A	149,100	64,935
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	17,033
	Topchoice Medical Corp., Class A	7,089	39,233
	Topsec Technologies Group, Inc., Class A	38,100	37,931
Ω	Topsports International Holdings Ltd.	1,050,000	417,435
	Toread Holdings Group Co. Ltd., Class A	26,900	37,789
	Towngas Smart Energy Co. Ltd.	291,551	131,374
*	TPV Technology Co. Ltd., Class A	142,500	45,313
	Transfar Zhilian Co. Ltd., Class A	79,500	57,472
	TravelSky Technology Ltd., Class H	97,000	135,030
	Triangle Tyre Co. Ltd., Class A	10,100	18,836
*	Trigiant Group Ltd.	272,000	10,559
	Trina Solar Co. Ltd., Class A	13,079	23,607
	Trip.com Group Ltd. (9961 HK)	30,400	1,831,320
	Trip.com Group Ltd. (TCOM US), ADR	38,258	2,256,839
#*	Triumph New Energy Co. Ltd., Class H	48,000	21,251

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Triumph Science & Technology Co. Ltd., Class A	7,400	$10,899
	TRS Information Technology Corp. Ltd., Class A	10,300	26,131
	Truking Technology Ltd., Class A	10,500	10,805
	Truly International Holdings Ltd.	98,000	12,031
	Tsingtao Brewery Co. Ltd., Class H	144,000	1,017,572
	TSP Wind Power Group Co. Ltd.	28,400	24,842
	Tuniu Corp., Sponsored ADR	11,396	10,431
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,319	29,291
	Unilumin Group Co. Ltd., Class A	43,100	41,216
	Uni-President China Holdings Ltd.	221,000	265,152
	Unisplendour Corp. Ltd., Class A	37,180	129,114
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	42,589
	Valiant Co. Ltd., Class A	29,200	43,890
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	4,200	10,122
	Vatti Corp. Ltd., Class A	13,500	12,031
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,200	20,819
*Ω	Venus MedTech Hangzhou, Inc., Class H	39,500	12,987
	Venustech Group, Inc., Class A	11,700	24,957
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	3,130	41,488
	Vipshop Holdings Ltd., ADR	149,155	2,031,491
	Visual China Group Co. Ltd., Class A	5,600	15,818
*Ω	Viva Biotech Holdings	172,000	32,595
		Shares	Value»
CHINA — (Continued)
	Walvax Biotechnology Co. Ltd., Class A	19,100	$26,344
	Wangneng Environment Co. Ltd., Class A	8,600	21,140
	Wangsu Science & Technology Co. Ltd., Class A	17,700	28,597
	Wanguo Gold Group Ltd.	98,000	288,202
	Wanhua Chemical Group Co. Ltd., Class A	8,900	66,770
	Want Want China Holdings Ltd.	969,000	634,127
	Wanxiang Qianchao Co. Ltd., Class A	55,900	50,086
	Warom Technology, Inc. Co., Class A	7,000	19,807
	Wasion Holdings Ltd.	134,000	138,623
	Weibo Corp. (9898 HK), Class A	760	6,281
#	Weibo Corp. (WB US), Sponsored ADR	24,604	199,292
	Weichai Power Co. Ltd., Class H	692,000	1,350,023
	Weifu High-Technology Group Co. Ltd., Class A	15,600	41,941
	Weihai Guangwei Composites Co. Ltd., Class A	12,320	49,304
	Wencan Group Co. Ltd., Class A	5,200	14,627
	Wenzhou Yihua Connector Co. Ltd., Class A	4,000	22,688
	Western Metal Materials Co. Ltd., Class A	12,000	30,449
	Western Mining Co. Ltd., Class A	31,700	67,251
*	Western Region Gold Co. Ltd., Class A	14,200	31,669
	Western Securities Co. Ltd., Class A	66,300	68,780
	Western Superconducting Technologies Co. Ltd., Class A	6,525	42,207

147

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Will Semiconductor Co. Ltd. Shanghai, Class A	6,287	$114,197
	Willfar Information Technology Co. Ltd., Class A	4,219	20,892
	Winall Hi-Tech Seed Co. Ltd., Class A	28,800	36,452
	Windey Energy Technology Group Co. Ltd., Class A	7,410	10,728
	Wingtech Technology Co. Ltd., Class A	13,800	66,279
	Winning Health Technology Group Co. Ltd., Class A	50,800	71,578
	Wolong Electric Group Co. Ltd., Class A	33,300	117,709
*	World Union Group, Inc., Class A	32,800	10,086
	Wuchan Zhongda Group Co. Ltd., Class A	108,100	75,725
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	5,036	39,995
	Wuhan East Lake High Technology Group Co. Ltd., Class A	28,200	34,115
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	16,550
	Wuhan Guide Infrared Co. Ltd., Class A	21,106	23,966
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,900	15,940
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	30,384
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	5,900	14,515
	Wuhu Token Science Co. Ltd., Class A	37,700	29,500
	Wuliangye Yibin Co. Ltd., Class A	30,812	546,083
		Shares	Value»
CHINA — (Continued)
	WUS Printed Circuit Kunshan Co. Ltd., Class A	22,790	$88,176
#Ω	WuXi AppTec Co. Ltd., Class H	70,400	544,093
	Wuxi Autowell Technology Co. Ltd., Class A	8,430	38,409
	Wuxi Best Precision Machinery Co. Ltd., Class A	7,000	26,828
*Ω	Wuxi Biologics Cayman, Inc.	649,000	1,884,974
	Wuxi Boton Technology Co. Ltd., Class A	5,900	18,643
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	24,900	31,309
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	12,100	33,215
	Wuxi NCE Power Co. Ltd., Class A	5,740	24,474
	Wuxi Rural Commercial Bank Co. Ltd., Class A	40,800	31,088
	Wuxi Taiji Industry Ltd. Co., Class A	38,600	33,649
	XCMG Construction Machinery Co. Ltd., Class A	127,100	154,296
	XGD, Inc., Class A	12,100	36,814
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	74,500	6,956
	Xiamen Bank Co. Ltd., Class A	41,100	32,615
	Xiamen C & D, Inc., Class A	69,000	98,971
	Xiamen Changelight Co. Ltd., Class A	10,900	15,928
	Xiamen Faratronic Co. Ltd., Class A	2,700	38,698
	Xiamen International Airport Co. Ltd., Class A	11,480	22,294
	Xiamen Intretech, Inc., Class A	16,990	35,787
	Xiamen ITG Group Corp. Ltd., Class A	57,300	49,475

148

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Jihong Technology Co. Ltd., Class A	4,100	$7,774
	Xiamen Kingdomway Group Co., Class A	13,000	28,392
	Xiamen Port Development Co. Ltd., Class A	22,300	22,736
	Xiamen Tungsten Co. Ltd., Class A	45,700	115,441
	Xiamen Xiangyu Co. Ltd., Class A	74,206	66,232
	Xi'an Bright Laser Technologies Co. Ltd., Class A	3,388	31,667
	Xi'An Shaangu Power Co. Ltd., Class A	34,700	39,620
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	18,425
	Xiandai Investment Co. Ltd., Class A	41,500	22,627
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	27,900	38,062
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	17,900	24,250
*Ω	Xiaomi Corp., Class B	1,338,800	8,571,264
	Xilinmen Furniture Co. Ltd., Class A	8,000	16,860
	Xinfengming Group Co. Ltd., Class A	35,700	53,040
	Xingfa Aluminium Holdings Ltd.	41,000	40,524
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	193,973
	Xinhuanet Co. Ltd., Class A	8,200	25,263
	Xinjiang Communications Construction Group Co. Ltd., Class A	5,700	8,672
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	21,300	28,491
	Xinxiang Chemical Fiber Co. Ltd., Class A	26,500	14,221
#	Xinyi Energy Holdings Ltd.	645,332	76,420
		Shares	Value»
CHINA — (Continued)
	Xinzhi Group Co. Ltd., Class A	11,200	$26,588
*	Xizang Zhufeng Resources Co. Ltd., Class A	15,200	19,599
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,000	20,901
*	XPeng, Inc., Class A	195,800	1,822,705
	Xtep International Holdings Ltd.	537,746	366,716
	Xuji Electric Co. Ltd., Class A	21,100	61,724
#*	Xunlei Ltd., ADR	19,606	82,737
Ω	Yadea Group Holdings Ltd.	446,653	806,144
	Yangling Metron New Material, Inc., Class A	9,162	23,782
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	6,500	11,466
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,700	44,692
	Yankershop Food Co. Ltd., Class A	4,830	59,737
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	21,159
	Yantai China Pet Foods Co. Ltd., Class A	5,400	41,977
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	21,215
	Yantai Eddie Precision Machinery Co. Ltd., Class A	15,380	39,763
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	26,600	115,044
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	36,893
*	Yatsen Holding Ltd., ADR	25,009	107,039
	YD Electronic Technology Co. Ltd., Class A	6,600	17,075
#*	Yeahka Ltd.	59,600	59,617

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		Shares	Value»
CHINA — (Continued)
	Yealink Network Technology Corp. Ltd., Class A	12,772	$58,416
	Yechiu Metal Recycling China Ltd., Class A	69,400	22,828
	Yeebo International Holdings Ltd.	42,000	8,767
	YGSOFT, Inc., Class A	25,800	20,240
	Yibin Tianyuan Group Co. Ltd., Class A	33,800	20,419
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	91,200	146,260
	Yifan Pharmaceutical Co. Ltd., Class A	27,900	43,583
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,041	85,947
#	Yihai International Holding Ltd.	173,000	298,216
	Yinbang Clad Material Co. Ltd., Class A	21,100	29,856
	Yindu Kitchen Equipment Co. Ltd., Class A	5,800	17,564
	Yiren Digital Ltd., Sponsored ADR	11,804	77,198
#Ω	Yixin Group Ltd.	253,500	69,640
	Yixintang Pharmaceutical Group Co. Ltd., Class A	21,500	41,990
	Yizumi Holdings Co. Ltd., Class A	9,100	25,705
	Yonfer Agricultural Technology Co. Ltd., Class A	50,100	93,604
*	Yonghui Superstores Co. Ltd., Class A	30,400	21,408
	Yotrio Group Co. Ltd., Class A	40,700	19,534
	Youcare Pharmaceutical Group Co. Ltd., Class A	9,354	21,265
	Youngor Fashion Co. Ltd., Class A	66,900	69,039
	Youngy Co. Ltd., Class A	6,400	23,942
	Shares	Value»
CHINA — (Continued)
Youzu Interactive Co. Ltd., Class A	21,100	$27,377
YTO Express Group Co. Ltd., Class A	32,600	58,802
Yuexiu Transport Infrastructure Ltd.	262,000	116,027
YUNDA Holding Group Co. Ltd., Class A	61,380	57,399
Yunkang Group Ltd.	8,000	3,117
Yunnan Baiyao Group Co. Ltd., Class A	12,780	100,760
Yunnan Copper Co. Ltd., Class A	74,200	119,045
Yunnan Energy New Material Co. Ltd., Class A	5,600	21,386
Yunnan Nantian Electronics Information Co. Ltd., Class A	11,800	27,519
Yunnan Tin Co. Ltd., Class A	41,800	79,610
Yusys Technologies Co. Ltd., Class A	7,040	23,358
Yutong Bus Co. Ltd., Class A	28,600	105,690
Zangge Mining Co. Ltd., Class A	13,900	69,233
ZBOM Home Collection Co. Ltd., Class A	5,605	8,427
Zengame Technology Holding Ltd.	112,000	32,658
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,029	198,545
Zhaojin Mining Industry Co. Ltd., Class H	182,500	434,778
Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	5,600	9,538
Zhefu Holding Group Co. Ltd., Class A	75,300	32,621
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	21,200	32,100
Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	19,180	20,695

150

Emerging Markets Sustainability Core 1 Portfolio
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		Shares	Value»
CHINA — (Continued)
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,100	$25,164
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	9,200	101,440
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	55,880
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	74,605
	Zhejiang Communications Technology Co. Ltd., Class A	76,580	40,576
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	56,400	34,114
	Zhejiang Crystal-Optech Co. Ltd., Class A	12,900	34,961
	Zhejiang Dahua Technology Co. Ltd., Class A	29,002	62,917
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	32,000	61,962
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,500	44,881
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	28,100	43,727
	Zhejiang Expressway Co. Ltd., Class H	484,160	399,061
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	18,785
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	28,300	34,441
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	50,500	78,292
	Zhejiang Hailiang Co. Ltd., Class A	55,700	73,273
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailide New Material Co. Ltd., Class A	33,300	$22,524
	Zhejiang HangKe Technology, Inc. Co., Class A	10,560	24,842
	Zhejiang Hangmin Co. Ltd., Class A	16,190	15,773
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	11,329
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	20,700	25,269
	Zhejiang Huace Film & Television Co. Ltd., Class A	61,800	61,254
	Zhejiang Huayou Cobalt Co. Ltd., Class A	10,620	49,542
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	56,142
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	30,122
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	9,400	22,310
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	12,400	46,861
	Zhejiang Jingu Co. Ltd., Class A	22,000	41,806
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	22,860	42,986
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	10,100	21,809
	Zhejiang Juhua Co. Ltd., Class A	14,614	51,269
	Zhejiang Lante Optics Co. Ltd., Class A	5,852	19,230
*Ω	Zhejiang Leapmotor Technology Co. Ltd.	2,200	15,744

151

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Longsheng Group Co. Ltd., Class A	29,600	$40,006
	Zhejiang Medicine Co. Ltd., Class A	18,416	33,788
	Zhejiang Meida Industrial Co. Ltd., Class A	24,300	23,896
	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	21,744
	Zhejiang NHU Co. Ltd., Class A	40,548	123,487
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	50,484
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,838	11,593
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	17,957
	Zhejiang Runtu Co. Ltd., Class A	42,100	40,337
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,000	48,052
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	45,956
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	32,682	23,337
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	5,800	15,560
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	5,900	27,465
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	10,058
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	29,900	39,676
	Zhejiang Supor Co. Ltd., Class A	3,700	28,651
		Shares	Value»
CHINA — (Continued)
	Zhejiang Taihua New Material Group Co. Ltd., Class A	5,700	$7,480
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	8,835
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	58,637
	Zhejiang Wanliyang Co. Ltd., Class A	45,600	46,051
	Zhejiang Wanma Co. Ltd., Class A	33,300	67,787
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,500	41,556
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	25,600	39,002
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,500	44,655
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	21,921
	Zhejiang XCC Group Co. Ltd., Class A	10,100	52,047
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	19,076
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	26,623
	Zhejiang Xinao Textiles, Inc., Class A	9,800	7,990
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	11,679
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	47,309
*	Zhejiang Yongtai Technology Co. Ltd., Class A	19,300	27,510
	Zhende Medical Co. Ltd., Class A	2,900	7,643

152

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	$102,874
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	20,100	12,962
	Zheshang Securities Co. Ltd., Class A	20,000	28,934
	Zhewen Interactive Group Co. Ltd., Class A	49,300	54,374
*	Zhihu, Inc.	18,400	24,105
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	318,900	460,491
	Zhongji Innolight Co. Ltd., Class A	11,900	139,156
	Zhongjin Gold Corp. Ltd., Class A	56,900	107,171
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	6,200	13,715
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	23,500	20,651
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	62,794
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	22,574
	Zhongsheng Group Holdings Ltd.	339,500	510,839
	Zhongtai Securities Co. Ltd., Class A	11,600	9,754
*††	Zhongtian Financial Group Co. Ltd., Class A	191,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	17,300	26,438
*	Zhongyu Energy Holdings Ltd.	215,000	118,723
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	5,138
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	29,184
*	Zhuhai Zhumian Group Co. Ltd.	23,500	21,228
		Shares	Value»
CHINA — (Continued)
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	139,500	$559,930
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	8,700	40,361
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	45,469
*	Zhuzhou Smelter Group Co. Ltd., Class A	18,800	25,962
	Zhuzhou Times New Material Technology Co. Ltd., Class A	15,400	24,066
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	65,200	39,994
	ZJAMP Group Co. Ltd., Class A	17,100	20,537
Ω	ZJLD Group, Inc.	129,000	107,832
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	323,600	233,180
#	ZTE Corp., Class H	152,400	449,905
	ZTO Express Cayman, Inc. (2057 HK)	43,750	814,795
	ZTO Express Cayman, Inc. (ZTO US), ADR	16,402	303,437
	ZWSOFT Co. Ltd. Guangzhou, Class A	2,164	28,229
#*	Zx, Inc.	25,400	27,930
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	29,500	68,721
TOTAL CHINA			295,662,760
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	30,741	56,388
	Bancolombia SA (BCOLO CB)	20,019	237,353
	Bancolombia SA (CIB US), Sponsored ADR	9,294	374,734
	Celsia SA ESP	68,693	65,351
	Grupo Aval Acciones y Valores SA, ADR	4,349	11,612

153

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Energia Bogota SA ESP	236,930	$164,287
	Interconexion Electrica SA ESP	52,348	270,067
	Mineros SA	13,708	19,675
	Promigas SA ESP	46,475	73,690
TOTAL COLOMBIA			1,273,157
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	6,954	337,977
Ω	Moneta Money Bank AS	25,098	155,144
TOTAL CZECH REPUBLIC			493,121
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	91,950	143,552
GREECE — (0.5%)
*	Aktor SA Holding Company Technical & Energy Projects	7,411	41,592
	Alpha Services & Holdings SA	185,968	453,433
	Athens International Airport SA	5,095	52,786
	Athens Water Supply & Sewage Co. SA	6,473	42,703
	Autohellas Tourist & Trading SA	5,765	74,017
#	Avax SA	7,770	17,680
	Bank of Greece	4,972	77,316
	Ellaktor SA	12,375	18,264
#	ElvalHalcor SA	22,035	49,431
	Eurobank Ergasias Services & Holdings SA	187,823	533,046
	Fourlis Holdings SA	15,072	68,281
	GEK Terna SA	8,370	173,721
	Hellenic Exchanges - Athens Stock Exchange SA	9,382	56,155
	Hellenic Telecommunications Organization SA	17,341	329,080
	Helleniq Energy Holdings SA	31,421	271,403
	Ideal Holdings SA	11,319	80,731
	Intracom Holdings SA	12,803	44,840
	Jumbo SA	22,689	716,348
		Shares	Value»
GREECE — (Continued)
	Kri-Kri Milk Industry SA	2,713	$46,932
*	LAMDA Development SA	4,426	33,304
#*	Lavipharm SA	13,888	12,607
	Metlen Energy & Metals SA	1,010	47,801
	Motor Oil Hellas Corinth Refineries SA	27,479	665,819
	National Bank of Greece SA	40,552	430,397
	OPAP SA	33,126	736,034
	Piraeus Financial Holdings SA	75,398	423,438
	Piraeus Port Authority SA	1,629	72,930
	Profile Systems & Software SA	3,854	24,264
	Quest Holdings SA	8,669	62,196
	Sarantis SA	5,551	85,099
	Thrace Plastics Holding & Co.	3,797	16,323
TOTAL GREECE			5,757,971
HONG KONG — (1.4%)
	Amrita Global	50,000	3,868
	Beijing Enterprises Holdings Ltd.	144,000	584,291
	BYD Electronic International Co. Ltd.	265,500	1,101,937
	Chervon Holdings Ltd.	13,500	22,672
	China Everbright Ltd.	380,000	203,210
	China Jinmao Holdings Group Ltd.	1,797,470	265,969
	China Merchants Port Holdings Co. Ltd.	350,846	569,592
	China Nonferrous Mining Corp. Ltd.	528,000	349,462
	China Overseas Grand Oceans Group Ltd.	757,638	167,822
	China Overseas Land & Investment Ltd.	594,500	1,054,732
	China Resources Beer Holdings Co. Ltd.	307,000	1,079,167
Ω	China Resources Pharmaceutical Group Ltd.	606,000	382,517

154

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	China Taiping Insurance Holdings Co. Ltd.	468,200	$648,348
	China Travel International Investment Hong Kong Ltd.	264,000	34,301
*	China Vered Financial Holding Corp. Ltd.	3,170,000	19,236
#*††	China Zhongwang Holdings Ltd.	437,200	0
	CSPC Pharmaceutical Group Ltd.	1,186,000	934,140
	CSSC Hong Kong Shipping Co. Ltd.	542,000	118,668
	Goldpac Group Ltd.	147,000	17,316
	Guangdong Investment Ltd.	384,000	310,739
Ω	Hua Hong Semiconductor Ltd.	19,000	86,884
	Lenovo Group Ltd.	4,562,000	5,276,301
*	MMG Ltd.	1,640,799	496,650
#	Morimatsu International Holdings Co. Ltd.	89,000	63,199
	PAX Global Technology Ltd.	191,000	115,019
	Poly Property Group Co. Ltd.	702,362	132,726
	Shenzhen Investment Ltd.	825,174	82,880
Ω	Simcere Pharmaceutical Group Ltd.	162,000	183,150
	Sinotruk Hong Kong Ltd.	206,000	494,997
	Sun Art Retail Group Ltd.	314,500	75,057
	Tian An China Investment Co. Ltd.	112,000	61,670
*††	Tian Shan Development Holding Ltd.	76,000	0
	Tianjin Development Holdings Ltd.	60,000	14,758
	Wharf Holdings Ltd.	153,000	384,321
#	Yuexiu Property Co. Ltd.	476,800	287,764
	Yuexiu Services Group Ltd.	77,500	28,739
TOTAL HONG KONG			15,652,102
		Shares	Value»
HUNGARY — (0.3%)
*	4iG Nyrt	5,746	$28,981
	Magyar Telekom Telecommunications PLC	97,235	459,769
*	MASTERPLAST Nyrt	1,147	7,696
	OTP Bank Nyrt	22,647	1,672,889
	Richter Gedeon Nyrt	15,998	485,197
TOTAL HUNGARY			2,654,532
INDIA — (18.5%)
	360 ONE WAM Ltd.	55,496	642,488
	3M India Ltd.	587	208,817
	63 Moons Technologies Ltd.	6,370	48,372
	Aarti Industries Ltd.	20,172	100,223
	Aarti Pharmalabs Ltd.	6,634	56,192
	ABB India Ltd.	6,445	417,735
	Abbott India Ltd.	126	44,804
	Accelya Solutions India Ltd.	1,511	23,903
	Action Construction Equipment Ltd.	15,331	212,862
*	Adani Green Energy Ltd.	17,622	186,343
	Adani Total Gas Ltd.	42,762	301,205
	ADF Foods Ltd.	12,605	33,004
*	Aditya Birla Capital Ltd.	305,852	708,362
*	Aditya Birla Fashion & Retail Ltd.	84,080	260,343
	Advanced Enzyme Technologies Ltd.	11,626	39,320
	Aegis Logistics Ltd.	43,099	395,862
*	Affle India Ltd.	10,674	199,600
	Ahluwalia Contracts India Ltd.	5,052	50,819
	AIA Engineering Ltd.	2,473	92,427
	Ajanta Pharma Ltd.	10,574	336,632
	Ajmera Realty & Infra India Ltd.	2,145	20,790
	Akzo Nobel India Ltd.	3,858	155,964
	Alembic Pharmaceuticals Ltd.	11,164	114,950
	Alkem Laboratories Ltd.	7,590	456,130
*	Allcargo Gati Ltd.	15,561	11,087
	Allcargo Logistics Ltd.	123,978	43,352
	Allied Digital Services Ltd.	4,683	10,302
	Amara Raja Energy & Mobility Ltd.	25,834	297,117
*	Amber Enterprises India Ltd.	2,285	164,466

155

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ambika Cotton Mills Ltd.	671	$10,606
	Anant Raj Ltd.	23,144	123,243
	Angel One Ltd.	14,848	406,949
	Anup Engineering Ltd.	1,400	49,617
	Apar Industries Ltd.	5,951	394,294
	APL Apollo Tubes Ltd.	57,568	1,092,415
	Apollo Tyres Ltd.	30,012	167,035
	Aptech Ltd.	4,388	7,798
	Aptus Value Housing Finance India Ltd.	19,676	74,127
	Arvind Fashions Ltd.	24,134	113,392
	Arvind SmartSpaces Ltd.	4,403	33,779
*	Ashapura Minechem Ltd.	2,437	9,564
	Ashiana Housing Ltd.	10,235	32,650
	Ashok Leyland Ltd.	531,064	1,422,120
*	Ashoka Buildcon Ltd.	41,864	91,464
	Asian Paints Ltd.	69,692	1,993,932
Ω	Aster DM Healthcare Ltd.	44,244	265,381
	Astra Microwave Products Ltd.	7,406	72,052
	Astral Ltd.	28,717	455,302
	AstraZeneca Pharma India Ltd.	1,479	151,247
*	Atul Auto Ltd.	1,947	10,590
Ω	AU Small Finance Bank Ltd.	50,099	400,685
	AurionPro Solutions Ltd.	5,307	89,193
	Automotive Axles Ltd.	548	10,737
	Avadh Sugar & Energy Ltd.	1,668	11,044
	Avantel Ltd.	25,471	34,512
	Avanti Feeds Ltd.	10,804	111,212
*Ω	Avenue Supermarts Ltd.	12,277	605,190
*	AWL Agri Business Ltd.	14,560	45,965
	Axis Bank Ltd. (AXSB IN)	66,855	936,595
*	AXISCADES Technologies Ltd.	6,885	66,477
	Bajaj Auto Ltd.	9,292	881,156
*	Bajaj Consumer Care Ltd.	26,512	52,004
	Bajaj Finance Ltd.	25,221	2,567,204
	Bajaj Finserv Ltd.	45,787	1,057,253
	Bajaj Holdings & Investment Ltd.	3,982	567,255
		Shares	Value»
INDIA — (Continued)
	Balaji Amines Ltd.	3,279	$49,182
	Balrampur Chini Mills Ltd.	39,453	255,954
	Banco Products India Ltd.	7,160	31,020
Ω	Bandhan Bank Ltd.	216,689	422,965
	Bank of Baroda	153,195	452,713
	Bank of India	138,098	188,099
	Bank of Maharashtra	149,303	89,127
	Bannari Amman Sugars Ltd.	614	30,040
	BASF India Ltd.	4,885	251,914
	Bata India Ltd.	14,808	210,400
	Bayer CropScience Ltd.	4,956	274,357
	BCL Industries Ltd.	12,912	5,713
	BEML Ltd.	5,776	217,405
	Berger Paints India Ltd.	82,416	530,161
*	BF Utilities Ltd.	6,688	55,900
	Bhansali Engineering Polymers Ltd.	24,745	31,871
	Bharat Bijlee Ltd.	1,886	64,731
	Bharat Electronics Ltd.	673,961	2,497,637
	Bharat Heavy Electricals Ltd.	244,241	651,702
	Bharat Petroleum Corp. Ltd.	290,848	1,065,203
	Bharat Rasayan Ltd.	293	32,935
	Bharti Airtel Ltd.	189,241	4,152,605
	Biocon Ltd.	45,779	173,474
	BirlaNu Ltd.	812	18,142
	Birlasoft Ltd.	54,584	251,723
*	BL Kashyap & Sons Ltd.	12,089	9,045
*	Black Box Ltd.	20,920	92,068
	Blue Dart Express Ltd.	1,255	92,479
	Blue Star Ltd.	28,323	571,986
	Bluspring Enterprises Ltd.	21,752	49,558
	Bombay Burmah Trading Co.	6,371	140,122
	Bombay Dyeing & Manufacturing Co. Ltd.	30,915	47,348
*	Borosil Scientific Ltd.	1,998	3,099
	Bosch Ltd.	962	332,448
	Brigade Enterprises Ltd.	11,908	143,931
*	Brightcom Group Ltd.	280,280	34,005
	Britannia Industries Ltd.	16,319	1,046,003

156

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Camlin Fine Sciences Ltd.	33,166	$64,008
	Campus Activewear Ltd.	8,701	24,671
	Can Fin Homes Ltd.	23,469	198,127
*	Capacit'e Infraprojects Ltd.	12,030	50,411
	Caplin Point Laboratories Ltd.	6,971	153,585
	Carborundum Universal Ltd.	27,964	337,120
*	Cartrade Tech Ltd.	6,926	140,207
	Carysil Ltd.	1,864	13,427
	Castrol India Ltd.	167,976	391,396
	CE Info Systems Ltd.	3,487	73,324
	Ceat Ltd.	3,239	125,960
	Cello World Ltd.	1,776	11,508
	Central Depository Services India Ltd.	29,541	460,471
	Centum Electronics Ltd.	521	10,357
	Century Enka Ltd.	1,684	10,225
	Century Plyboards India Ltd.	28,028	231,554
	Cera Sanitaryware Ltd.	1,360	85,877
	CG Power & Industrial Solutions Ltd.	157,311	1,161,386
*	Chalet Hotels Ltd.	5,660	52,562
	Chambal Fertilisers & Chemicals Ltd.	35,229	287,673
*	Chemplast Sanmar Ltd.	5,512	26,469
	Chennai Petroleum Corp. Ltd.	16,989	121,269
*	Choice International Ltd.	9,080	65,561
	Cholamandalam Financial Holdings Ltd.	26,218	577,924
	Cholamandalam Investment & Finance Co. Ltd.	82,518	1,457,471
	CIE Automotive India Ltd.	22,908	108,939
*	Cigniti Technologies Ltd.	2,958	46,999
	Clean Science & Technology Ltd.	2,279	31,647
	CMS Info Systems Ltd.	22,516	116,417
Ω	Cochin Shipyard Ltd.	27,260	512,208
*Ω	Coffee Day Enterprises Ltd.	35,468	13,354
		Shares	Value»
INDIA — (Continued)
	Coforge Ltd.	17,142	$1,488,473
	Colgate-Palmolive India Ltd.	40,596	1,239,165
	Computer Age Management Services Ltd.	9,520	437,051
	Confidence Petroleum India Ltd.	15,873	9,683
	Container Corp. of India Ltd.	42,482	337,746
	Coromandel International Ltd.	47,641	1,248,239
	Cosmo First Ltd.	1,123	7,811
	Craftsman Automation Ltd.	2,885	157,497
	CreditAccess Grameen Ltd.	12,386	158,223
	CRISIL Ltd.	4,179	220,270
	Crompton Greaves Consumer Electricals Ltd.	69,066	275,478
	Cummins India Ltd.	28,498	973,605
*	Cupid Ltd.	6,796	6,190
	Cyient Ltd.	23,643	330,952
*Ω	D.P. Abhushan Ltd.	943	15,808
	Dabur India Ltd.	89,427	514,583
	Datamatics Global Services Ltd.	1,949	13,610
	DB Corp. Ltd.	7,571	21,811
	DCM Shriram Industries Ltd.	7,514	15,921
	Deep Industries Ltd.	3,825	19,952
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	241,491
	Deepak Nitrite Ltd.	22,380	512,054
*	Delhivery Ltd.	69,980	252,782
	Delta Corp. Ltd.	19,778	21,637
*	DEN Networks Ltd.	51,088	19,664
*	Devyani International Ltd.	18,798	39,800
*	Dhanlaxmi Bank Ltd.	78,780	26,267
	Dhanuka Agritech Ltd.	4,458	68,564
	Digitide Solutions Ltd.	21,752	41,226
Ω	Dilip Buildcon Ltd.	14,000	70,090
*	Dish TV India Ltd.	417,871	23,827
*	Dishman Carbogen Amcis Ltd.	13,491	30,695
	Dixon Technologies India Ltd.	8,519	1,655,489
	Dodla Dairy Ltd.	2,492	30,784
	Dollar Industries Ltd.	2,411	10,911
Ω	Dr. Lal PathLabs Ltd.	10,906	355,437

157

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dr. Reddy's Laboratories Ltd., ADR	10,840	$150,893
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	69,669	974,320
	Dreamfolks Services Ltd.	4,379	12,222
*	Dwarikesh Sugar Industries Ltd.	24,957	11,792
	Dynacons Systems & Solutions Ltd.	3,186	39,829
	Dynamatic Technologies Ltd.	521	38,709
*Ω	E2E Networks Ltd.	1,112	31,096
	eClerx Services Ltd.	8,309	245,046
	Eicher Motors Ltd.	22,412	1,477,585
*	EID Parry India Ltd.	27,259	263,085
	Eimco Elecon India Ltd.	645	13,366
	Elecon Engineering Co. Ltd.	19,406	124,750
	Elgi Equipments Ltd.	41,925	220,327
	Emami Ltd.	73,976	541,973
*	Embassy Developments Ltd.	90,498	104,608
Ω	Endurance Technologies Ltd.	6,416	142,400
	Engineers India Ltd.	84,350	177,370
	EPL Ltd.	67,370	151,008
Ω	Equitas Small Finance Bank Ltd.	119,737	94,449
Ω	Eris Lifesciences Ltd.	11,571	197,350
	ESAB India Ltd.	1,334	72,616
	Escorts Kubota Ltd.	8,042	308,411
*	Eternal Ltd.	425,217	1,158,356
	Eveready Industries India Ltd.	2,554	9,807
	Everest Kanto Cylinder Ltd.	17,487	24,728
	Excel Industries Ltd.	1,401	17,586
	Exide Industries Ltd.	4,697	19,323
	Expleo Solutions Ltd.	1,493	15,027
	FDC Ltd.	13,171	65,614
	Federal Bank Ltd.	105,157	244,148
	FIEM Industries Ltd.	1,360	23,055
	Filatex India Ltd.	43,861	21,893
	Fine Organic Industries Ltd.	1,963	95,717
	Fineotex Chemical Ltd.	10,162	28,555
*	Fino Payments Bank Ltd.	970	2,810
	Finolex Cables Ltd.	17,633	180,556
		Shares	Value»
INDIA — (Continued)
	Finolex Industries Ltd.	65,665	$135,098
	Firstsource Solutions Ltd.	110,374	439,726
	Force Motors Ltd.	1,571	165,758
	Fortis Healthcare Ltd.	95,400	767,528
*	FSN E-Commerce Ventures Ltd.	212,455	486,546
*	Fusion Finance Ltd.	13,749	22,599
	G R Infraprojects Ltd.	1,451	17,781
	Gabriel India Ltd.	11,003	70,186
	Galaxy Surfactants Ltd.	4,918	121,062
*	Ganesh Benzoplast Ltd.	3,712	5,385
	Ganesh Housing Corp. Ltd.	6,076	78,085
	Garware Hi-Tech Films Ltd.	873	32,766
	Gateway Distriparks Ltd.	84,005	59,320
	GE Vernova T&D India Ltd.	16,801	307,819
	GHCL Textiles Ltd.	10,074	9,413
	GIC Housing Finance Ltd.	13,893	28,797
	Gillette India Ltd.	1,864	177,133
Ω	Gland Pharma Ltd.	2,287	37,890
	GlaxoSmithKline Pharmaceuticals Ltd.	11,246	390,435
	Glenmark Pharmaceuticals Ltd.	25,958	422,838
*	Global Health Ltd.	17,102	242,745
	Globus Spirits Ltd.	1,069	12,985
	GMM Pfaudler Ltd.	6,699	81,173
*	GMR Airports Ltd.	591,850	608,107
	GNA Axles Ltd.	2,031	7,567
	Godrej Consumer Products Ltd.	44,434	664,551
*	Godrej Properties Ltd.	21,424	541,722
*	Gokaldas Exports Ltd.	4,885	49,061
*	Gokul Agro Resources Ltd.	7,008	19,193
	Goldiam International Ltd.	9,589	41,141
	Goodyear India Ltd.	675	7,186
	Granules India Ltd.	43,108	230,869
	Grauer & Weil India Ltd.	45,140	45,043
	Gravita India Ltd.	6,503	134,603
	Greaves Cotton Ltd.	27,270	63,292

158

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Greenlam Industries Ltd.	10,968	$26,746
	Greenply Industries Ltd.	28,877	99,003
	Grindwell Norton Ltd.	7,223	143,610
	Gufic Biosciences Ltd.	2,091	9,020
	Gujarat Gas Ltd.	34,519	182,011
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	21,821	125,614
	Gujarat Pipavav Port Ltd.	75,513	119,547
	Gujarat State Fertilizers & Chemicals Ltd.	53,885	118,470
	Gujarat State Petronet Ltd.	86,224	326,024
	Gulf Oil Lubricants India Ltd.	3,376	47,503
*	Hathway Cable & Datacom Ltd.	100,039	15,921
	Hatsun Agro Product Ltd.	14,046	151,345
	Havells India Ltd.	32,078	607,424
	HBL Engineering Ltd.	31,189	177,375
	HCL Technologies Ltd.	129,196	2,379,499
Ω	HDFC Asset Management Co. Ltd.	26,743	1,384,500
	HDFC Bank Ltd.	165,510	3,749,816
Ω	HDFC Life Insurance Co. Ltd.	64,413	567,301
*	HealthCare Global Enterprises Ltd.	14,367	96,526
	Heritage Foods Ltd.	11,224	51,980
	Hero MotoCorp Ltd. (HMCL IN)	31,067	1,410,740
*	Heubach Colorants India Ltd.	3,739	25,949
	HFCL Ltd.	194,533	181,643
	HG Infra Engineering Ltd.	3,130	39,806
	Himadri Speciality Chemical Ltd.	67,255	346,723
	Himatsingka Seide Ltd.	18,367	30,406
	Hinduja Global Solutions Ltd.	5,135	29,731
	Hindustan Aeronautics Ltd.	24,949	1,320,679
		Shares	Value»
INDIA — (Continued)
*	Hindustan Construction Co. Ltd.	168,598	$51,295
	Hindustan Copper Ltd.	31,109	78,270
*	Hindustan Foods Ltd.	5,182	32,731
	Hindustan Unilever Ltd.	77,554	2,147,051
	Hindware Home Innovation Ltd.	4,999	11,668
	Hitachi Energy India Ltd.	1,840	313,255
	Hle Glascoat Ltd.	1,785	5,756
Ω	Home First Finance Co. India Ltd.	15,090	221,972
	Honda India Power Products Ltd.	808	19,532
	Honeywell Automation India Ltd.	46	18,739
	HPL Electric & Power Ltd.	3,653	17,455
	Huhtamaki India Ltd.	5,375	12,152
	I G Petrochemicals Ltd.	1,750	8,428
	ICICI Bank Ltd. (IBN US), Sponsored ADR	185,870	6,237,797
	ICICI Bank Ltd. (ICICIBC IN)	116,647	1,957,041
Ω	ICICI Lombard General Insurance Co. Ltd.	28,138	624,702
Ω	ICICI Prudential Life Insurance Co. Ltd.	44,368	321,546
	ICRA Ltd.	43	2,829
*	IDFC First Bank Ltd.	1,239,328	954,006
*	IFB Industries Ltd.	2,098	32,091
*	IFCI Ltd.	156,797	78,595
	IIFL Capital Services Ltd.	47,129	123,088
*	Imagicaaworld Entertainment Ltd.	21,746	16,321
Ω	IndiaMart InterMesh Ltd.	4,815	130,697
	Indian Bank	54,819	364,445
Ω	Indian Energy Exchange Ltd.	126,033	284,590
	Indian Railway Catering & Tourism Corp. Ltd.	63,619	563,940
Ω	Indian Railway Finance Corp. Ltd.	286,818	420,473
	Indigo Paints Ltd.	5,162	59,568

159

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indraprastha Gas Ltd.	101,672	$230,454
	Indraprastha Medical Corp. Ltd.	14,570	68,369
	IndusInd Bank Ltd.	24,576	242,507
	Infibeam Avenues Ltd.	172,173	34,802
	Info Edge India Ltd.	15,357	1,283,239
	Infosys Ltd. (INFO IN)	326,432	5,737,560
	Infosys Ltd. (INFY US), Sponsored ADR	249,310	4,387,856
*	Inox Wind Ltd.	91,016	180,780
	Insecticides India Ltd.	1,206	9,842
	Intellect Design Arena Ltd.	21,110	196,150
	IOL Chemicals & Pharmaceuticals Ltd.	10,585	8,032
	ION Exchange India Ltd.	17,344	102,591
	IRB Infrastructure Developers Ltd.	401,090	215,777
Ω	IRCON International Ltd.	77,768	139,782
	ISGEC Heavy Engineering Ltd.	4,973	66,008
	ITD Cementation India Ltd.	23,769	136,046
	J Kumar Infraprojects Ltd.	8,288	64,705
	Jagran Prakashan Ltd.	8,300	7,112
*	Jai Balaji Industries Ltd.	18,590	25,770
	Jai Corp. Ltd.	4,884	5,131
*	Jain Irrigation Systems Ltd.	40,771	25,449
	Jammu & Kashmir Bank Ltd.	103,452	115,920
	Jamna Auto Industries Ltd.	41,400	39,203
	Jash Engineering Ltd.	3,840	25,497
	JB Chemicals & Pharmaceuticals Ltd.	19,182	365,969
	Jindal Poly Films Ltd.	5,639	42,171
	Jindal Saw Ltd.	40,752	119,425
	Jindal Stainless Ltd.	20,283	139,312
*	Jio Financial Services Ltd.	183,847	564,892
*	JITF Infralogistics Ltd.	984	4,732
	JK Paper Ltd.	23,570	87,448
	JM Financial Ltd.	166,245	197,556
	JTEKT India Ltd.	6,243	10,485
		Shares	Value»
INDIA — (Continued)
	Jubilant Pharmova Ltd.	12,704	$132,913
	Jupiter Wagons Ltd.	21,015	87,252
*	Just Dial Ltd.	7,135	78,322
	Jyothy Labs Ltd.	32,517	143,113
*	Jyoti Structures Ltd.	183,985	39,619
	Kalpataru Projects International Ltd.	27,940	319,478
	Kalyan Jewellers India Ltd.	93,034	565,520
	Kamdhenu Ltd.	17,330	5,530
	Kansai Nerolac Paints Ltd.	62,903	190,761
	Karnataka Bank Ltd.	46,083	106,921
	Kaveri Seed Co. Ltd.	5,664	95,779
	KDDL Ltd.	1,783	54,591
	KEC International Ltd.	32,737	270,866
	KEI Industries Ltd.	16,302	587,667
*	Kellton Tech Solutions Ltd.	25,544	32,230
	Kennametal India Ltd.	1,352	33,046
*	Kiri Industries Ltd.	4,098	28,467
	Kirloskar Brothers Ltd.	5,926	119,887
*	Kirloskar Electric Co. Ltd.	4,425	6,624
	Kirloskar Industries Ltd.	167	5,903
	Kirloskar Oil Engines Ltd.	24,296	214,178
	Kirloskar Pneumatic Co. Ltd.	3,480	46,297
	KNR Constructions Ltd.	46,503	119,805
	Kolte-Patil Developers Ltd.	8,425	33,653
	Kopran Ltd.	3,553	8,147
	Kotak Mahindra Bank Ltd.	57,319	1,493,940
	Kovai Medical Center & Hospital Ltd.	834	55,049
	KPIT Technologies Ltd.	54,528	803,967
	KPR Mill Ltd.	15,874	187,794
	KRBL Ltd.	2,328	8,586
*Ω	Krishna Institute of Medical Sciences Ltd.	42,752	330,946
	Krsnaa Diagnostics Ltd.	1,566	13,566
	KSB Ltd.	13,940	119,778
	Ksolves India Ltd.	1,522	7,747
*	Latent View Analytics Ltd.	3,778	17,425

160

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Laxmi Organic Industries Ltd.	6,427	$13,241
	LG Balakrishnan & Bros Ltd.	3,409	47,820
	LIC Housing Finance Ltd.	104,346	740,994
	Lloyds Engineering Works Ltd.	65,118	41,933
	Lloyds Metals & Energy Ltd.	24,249	347,040
	LMW Ltd.	497	95,259
	LT Foods Ltd.	45,711	186,858
	Lumax Auto Technologies Ltd.	5,511	33,882
	Lumax Industries Ltd.	391	10,889
	Lupin Ltd.	26,614	660,644
	LUX Industries Ltd.	742	12,028
	Mahanagar Gas Ltd.	13,535	214,486
	Maharashtra Scooters Ltd.	348	47,040
	Maharashtra Seamless Ltd.	5,712	44,137
	Mahindra & Mahindra Ltd.	117,556	4,060,052
*	Mahindra Holidays & Resorts India Ltd.	7,103	25,966
	Mahindra Lifespace Developers Ltd.	18,060	73,188
Ω	Mahindra Logistics Ltd.	6,841	24,530
*	Man Industries India Ltd.	4,913	15,894
	Man Infraconstruction Ltd.	27,104	48,954
	Manappuram Finance Ltd.	106,552	290,354
	Mangalore Refinery & Petrochemicals Ltd.	52,518	83,257
*	Mankind Pharma Ltd.	422	12,260
	Manorama Industries Ltd.	892	13,409
	Marico Ltd.	217,075	1,821,304
	Marksans Pharma Ltd.	60,249	155,465
	Maruti Suzuki India Ltd.	7,904	1,142,068
Ω	MAS Financial Services Ltd.	11,088	34,990
	Mastek Ltd.	5,221	129,624
Ω	Matrimony.com Ltd.	647	3,837
*	Max Financial Services Ltd.	29,521	453,714
	Max Healthcare Institute Ltd.	74,226	962,503
		Shares	Value»
INDIA — (Continued)
*	Max India Ltd.	3,349	$7,519
	Mayur Uniquoters Ltd.	7,327	39,908
	Mazagon Dock Shipbuilders Ltd.	10,184	367,708
Ω	Medi Assist Healthcare Services Ltd.	5,543	29,440
*	Medplus Health Services Ltd.	3,295	30,702
*	Meghmani Organics Ltd.	41,024	32,983
*Ω	Metropolis Healthcare Ltd.	7,810	157,285
	Minda Corp. Ltd.	13,812	79,601
Ω	Mishra Dhatu Nigam Ltd.	4,384	15,896
	MOIL Ltd.	8,698	32,462
	Monte Carlo Fashions Ltd.	2,014	13,608
*	Morepen Laboratories Ltd.	11,209	7,950
	Motherson Sumi Wiring India Ltd.	448,743	295,526
	Motilal Oswal Financial Services Ltd.	64,352	496,444
	Mphasis Ltd.	31,714	921,278
	MPS Ltd.	1,347	36,036
	Mrs Bectors Food Specialities Ltd.	3,601	63,151
	Muthoot Finance Ltd.	8,161	209,281
*	Nalwa Sons Investments Ltd.	572	46,759
	Narayana Hrudayalaya Ltd.	24,437	503,909
	Natco Pharma Ltd.	13,148	132,232
	Navin Fluorine International Ltd.	1,566	83,640
*Ω	Navkar Corp. Ltd.	12,774	15,147
	Navneet Education Ltd.	15,429	26,004
	NBCC India Ltd.	112,297	125,959
	NELCO Ltd.	2,476	24,073
	NESCO Ltd.	5,512	61,341
*	Network18 Media & Investments Ltd.	11,796	6,122
	Newgen Software Technologies Ltd.	13,790	160,935
	NHPC Ltd.	666,952	673,298
	NIIT Learning Systems Ltd.	26,577	117,141
	NIIT Ltd.	22,321	34,063
	Nilkamal Ltd.	2,078	39,418

161

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Nippon Life India Asset Management Ltd.	50,731	$379,702
	Nitin Spinners Ltd.	2,439	10,119
	NOCIL Ltd.	17,104	35,504
	Novartis India Ltd.	2,011	18,253
	NRB Bearings Ltd.	9,283	23,849
	Nucleus Software Exports Ltd.	3,864	39,643
	Nuvama Wealth Management Ltd.	1,849	134,194
	Oberoi Realty Ltd.	27,901	540,313
*	Odigma Consultancy Solutions Ltd.	1,934	834
	One 97 Communications Ltd.	44,851	454,247
*	Onesource Specialty Pharma Ltd.	8,510	162,798
*	OnMobile Global Ltd.	3,606	2,052
*	Optiemus Infracom Ltd.	1,802	11,046
	Oracle Financial Services Software Ltd.	7,698	792,635
	Orient Electric Ltd.	29,254	80,373
	Page Industries Ltd.	1,682	899,959
	Paisalo Digital Ltd.	128,021	48,743
	Panama Petrochem Ltd.	8,339	36,110
*	Paramount Communications Ltd.	12,191	7,004
	Patanjali Foods Ltd.	7,458	167,626
*	Patel Engineering Ltd.	91,668	46,420
*	PC Jeweller Ltd.	869,550	125,853
	PCBL Chemical Ltd.	16,670	70,546
	PDS Ltd.	7,840	34,696
	Pearl Global Industries Ltd.	4,006	45,735
*	Peninsula Land Ltd.	8,408	2,814
	Persistent Systems Ltd.	34,187	2,138,409
	Petronet LNG Ltd.	380,211	1,409,552
	PG Electroplast Ltd.	15,037	150,921
	Phoenix Mills Ltd.	32,406	629,315
	PI Industries Ltd.	20,858	894,978
	Pidilite Industries Ltd.	28,407	1,019,920
	Piramal Enterprises Ltd.	14,725	167,842
	Piramal Pharma Ltd.	64,175	160,347
	Pitti Engineering Ltd.	3,818	42,860
		Shares	Value»
INDIA — (Continued)
	PIX Transmissions Ltd.	502	$8,607
*Ω	PNB Housing Finance Ltd.	32,496	389,660
	PNC Infratech Ltd.	26,853	84,242
	Pokarna Ltd.	272	2,905
	Poly Medicure Ltd.	5,938	181,274
	Polycab India Ltd.	10,559	686,156
	Polyplex Corp. Ltd.	6,178	89,140
*	Poonawalla Fincorp Ltd.	46,243	205,679
	Power Finance Corp. Ltd.	462,472	2,229,733
	Power Grid Corp. of India Ltd.	448,254	1,616,116
	Power Mech Projects Ltd.	4,158	129,859
	Praj Industries Ltd.	41,695	227,989
	Prakash Pipes Ltd.	2,972	14,473
Ω	Prataap Snacks Ltd.	989	14,172
	Precision Wires India Ltd.	16,037	25,282
	Premier Explosives Ltd. (PRE IN)	4,205	20,663
	Prestige Estates Projects Ltd.	31,659	511,767
*	Pricol Ltd.	12,224	63,385
	Prince Pipes & Fittings Ltd.	1,405	4,194
	Privi Speciality Chemicals Ltd.	1,728	40,573
	Procter & Gamble Health Ltd.	2,524	151,076
	Procter & Gamble Hygiene & Health Care Ltd.	3,035	512,381
*	PSP Projects Ltd.	1,462	10,973
*	PTC India Financial Services Ltd.	92,542	34,922
	PTC India Ltd.	119,739	250,123
*	Puravankara Ltd.	12,820	35,019
Ω	Quess Corp. Ltd.	21,752	84,533
	R Systems International Ltd.	11,560	42,845
	Radico Khaitan Ltd.	7,280	210,159
	Rail Vikas Nigam Ltd.	95,639	394,710
*	Rajesh Exports Ltd.	19,507	41,708
	Rallis India Ltd.	21,613	60,572
	Ram Ratna Wires Ltd.	3,007	18,226
	Ramco Industries Ltd.	3,297	8,959
*	Ramco Systems Ltd.	2,608	11,529
	Ramkrishna Forgings Ltd.	39,375	276,961

162

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ramky Infrastructure Ltd.	2,084	$11,501
	Rane Holdings Ltd.	2,135	32,370
*	Rane Madras Ltd.	711	6,232
*	Rategain Travel Technologies Ltd.	3,124	15,970
	Ratnamani Metals & Tubes Ltd.	6,847	219,207
*	Raymond Lifestyle Ltd.	2,051	23,314
	Raymond Ltd.	2,564	46,122
Ω	RBL Bank Ltd.	87,021	204,966
	REC Ltd.	372,965	1,851,281
	Redington Ltd.	247,667	717,688
	Redtape Ltd.	42,370	66,067
*	Refex Industries Ltd.	4,340	20,851
	Reliance Industrial Infrastructure Ltd.	1,327	13,326
*	Religare Enterprises Ltd.	23,726	59,142
	Rico Auto Industries Ltd.	15,958	12,019
	RITES Ltd.	28,130	74,907
	Route Mobile Ltd.	6,572	74,017
	RPG Life Sciences Ltd.	824	20,413
*	RPSG Ventures Ltd.	2,544	24,442
*	RSWM Ltd.	4,197	7,185
	Safari Industries India Ltd.	4,559	107,852
	Saksoft Ltd.	13,897	25,159
*Ω	Salasar Techno Engineering Ltd.	76,968	7,850
	Sammaan Capital Ltd.	105,775	151,377
	Samvardhana Motherson International Ltd.	586,988	923,984
	Sandhar Technologies Ltd.	3,542	15,466
	Sangam India Ltd.	1,378	6,356
	Sanghvi Movers Ltd.	12,138	38,002
	Sanofi Consumer Healthcare India Ltd.	2,689	156,821
	Sanofi India Ltd.	2,689	188,994
Ω	Sansera Engineering Ltd.	6,029	76,672
	Saregama India Ltd.	7,887	48,794
	Sasken Technologies Ltd.	1,565	28,110
	Savita Oil Technologies Ltd.	12,025	52,729
		Shares	Value»
INDIA — (Continued)
	SBI Cards & Payment Services Ltd.	63,105	$649,547
Ω	SBI Life Insurance Co. Ltd.	68,816	1,435,556
	Schaeffler India Ltd.	12,188	498,962
*	Schneider Electric Infrastructure Ltd.	23,603	161,433
*	SEAMEC Ltd.	2,784	32,125
	Senco Gold Ltd.	9,320	38,048
*	SEPC Ltd.	253,243	42,084
Ω	SH Kelkar & Co. Ltd.	22,091	51,935
	Shakti Pumps India Ltd.	19,098	190,205
	Shalby Ltd.	3,933	8,722
	Shankara Building Products Ltd.	2,509	17,971
	Shanthi Gears Ltd.	3,701	20,874
	Sharda Cropchem Ltd.	11,711	75,738
	Share India Securities Ltd.	8,625	15,097
*	Sheela Foam Ltd.	4,950	37,545
*	Shilpa Medicare Ltd.	7,105	54,174
	Shivalik Bimetal Controls Ltd.	7,392	38,144
*	Shoppers Stop Ltd.	8,764	52,934
*	Shree Renuka Sugars Ltd.	107,384	36,538
	Siemens Energy India Ltd.	3,972	116,510
	Siemens Ltd.	3,972	135,213
Ω	Sirca Paints India Ltd.	3,688	12,664
*	SIS Ltd.	11,699	46,742
	SJS Enterprises Ltd.	3,083	33,883
	SJVN Ltd.	175,170	194,313
	SKF India Ltd.	6,470	297,038
	Skipper Ltd.	2,652	14,276
	SML ISUZU Ltd.	440	7,993
	Snowman Logistics Ltd.	32,403	19,860
	Sobha Ltd.	8,551	134,106
	Somany Ceramics Ltd.	3,868	19,287
	Sonata Software Ltd.	74,871	369,853
	South Indian Bank Ltd.	385,651	117,226
*	SP Apparels Ltd.	525	4,530
*	Spandana Sphoorty Financial Ltd.	6,230	20,231
	SRF Ltd.	26,360	936,631
	State Bank of India (SBID LI), GDR	485	45,285
	Stove Kraft Ltd.	1,809	12,941

163

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Strides Pharma Science Ltd.	17,020	$129,503
*	Stylam Industries Ltd.	1,747	32,507
	Styrenix Performance Materials Ltd.	1,162	37,635
*	Subex Ltd.	108,975	15,530
	Subros Ltd.	3,035	21,566
	Sudarshan Chemical Industries Ltd.	5,116	61,583
	Sumitomo Chemical India Ltd.	11,897	71,335
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	74,863	1,614,188
	Sun TV Network Ltd.	31,011	227,260
	Sundaram Finance Ltd.	9,248	572,977
	Sundaram-Clayton Ltd.	134	3,140
	Sundrop Brands Ltd.	1,250	11,398
	Sunteck Realty Ltd.	12,565	59,611
	Suprajit Engineering Ltd.	15,139	68,778
	Supreme Industries Ltd.	19,667	822,850
	Supreme Petrochem Ltd.	24,390	188,385
*	Suratwwala Business Group Ltd.	9,540	4,952
	Surya Roshni Ltd.	18,449	55,874
*	Suryoday Small Finance Bank Ltd.	11,567	17,454
	Suyog Telematics Ltd.	1,545	16,651
*	Suzlon Energy Ltd.	1,839,852	1,218,111
	Swaraj Engines Ltd.	2,717	131,107
	Swelect Energy Systems Ltd.	1,098	7,745
	Symphony Ltd.	5,252	71,502
Ω	Syngene International Ltd.	52,515	391,021
	Talbros Automotive Components Ltd.	3,456	10,214
	Tamilnad Mercantile Bank Ltd.	10,727	55,629
	Tanla Platforms Ltd.	30,563	172,421
	Tata Communications Ltd.	31,818	596,227
	Tata Consultancy Services Ltd.	135,654	5,502,267
	Tata Consumer Products Ltd.	65,140	894,353
	Tata Elxsi Ltd.	11,196	759,594
	Tata Motors Ltd.	301,394	2,294,158
	TCI Express Ltd.	2,376	19,133
		Shares	Value»
INDIA — (Continued)
	TCPL Packaging Ltd.	151	$6,473
	TD Power Systems Ltd.	26,003	131,719
*	TeamLease Services Ltd.	1,462	32,521
	Tech Mahindra Ltd.	98,064	1,738,417
	Techno Electric & Engineering Co. Ltd.	2,302	28,885
	Tega Industries Ltd.	2,443	38,873
	Texmaco Rail & Engineering Ltd.	119,190	190,261
	Thanga Mayil Jewellery Ltd.	3,021	75,042
	Thejo Engineering Ltd.	340	7,175
	Thermax Ltd.	2,737	106,218
	Thirumalai Chemicals Ltd.	19,514	57,073
	Thomas Cook India Ltd.	39,648	62,981
Ω	Thyrocare Technologies Ltd.	5,502	57,001
	Tilaknagar Industries Ltd.	26,662	89,750
	Time Technoplast Ltd.	62,992	250,082
	Timken India Ltd.	9,812	284,640
	Tips Music Ltd.	12,301	91,746
	Titagarh Rail System Ltd.	16,121	142,123
	Titan Co. Ltd.	67,161	2,664,637
	Torrent Pharmaceuticals Ltd.	25,958	1,022,177
	Tourism Finance Corp. of India Ltd.	20,829	48,848
	TransIndia Real Estate Ltd.	19,487	7,756
	Transport Corp. of India Ltd.	6,877	84,500
	Trent Ltd.	19,021	1,154,214
	Triveni Engineering & Industries Ltd.	20,609	99,675
	Triveni Turbine Ltd.	30,616	186,289
	TTK Prestige Ltd.	6,313	45,334
	Tube Investments of India Ltd.	19,773	674,836
	TVS Holdings Ltd.	1,521	163,619
	TVS Motor Co. Ltd.	56,576	1,776,584
	Uflex Ltd.	12,421	81,303
	United Breweries Ltd.	10,448	265,350
	United Spirits Ltd.	72,794	1,338,610
	UNO Minda Ltd.	30,086	315,487
*	UPL Ltd.	217,861	1,666,919

164

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Usha Martin Ltd.	15,934	$54,711
*	V2 Retail Ltd.	1,576	31,577
*	VA Tech Wabag Ltd.	17,914	273,633
	Vadilal Industries Ltd.	537	40,209
	Vaibhav Global Ltd.	14,609	37,597
*Ω	Varroc Engineering Ltd.	9,736	49,733
	Varun Beverages Ltd.	162,473	998,000
*	Vascon Engineers Ltd.	27,423	12,830
	Vedant Fashions Ltd.	8,558	78,428
	Veedol Corporation Ltd.	1,780	30,914
	Vesuvius India Ltd.	2,177	119,680
	V-Guard Industries Ltd.	45,354	193,366
	Vijaya Diagnostic Centre Ltd.	2,128	25,267
	Vinati Organics Ltd.	5,149	98,543
	Vindhya Telelinks Ltd.	2,422	38,152
	Vishnu Chemicals Ltd.	2,254	11,317
*	VL E-Governance & IT Solutions Ltd.	15,966	9,075
*	Vodafone Idea Ltd.	3,089,440	260,213
	Voltamp Transformers Ltd.	1,855	160,283
	Voltas Ltd.	45,021	657,890
	VST Tillers Tractors Ltd.	993	41,519
	Welspun Corp. Ltd.	48,585	439,751
	Welspun Enterprises Ltd.	19,581	109,693
	West Coast Paper Mills Ltd.	10,620	56,070
	Wheels India Ltd.	1,253	10,000
	Whirlpool of India Ltd.	3,492	51,660
	Windlas Biotech Ltd.	1,839	20,956
	Wipro Ltd.	320,058	911,466
*	Wockhardt Ltd.	19,314	296,883
	Wonderla Holidays Ltd.	6,246	49,819
*	Yes Bank Ltd.	865,947	181,651
	Zee Entertainment Enterprises Ltd.	270,307	338,272
	Zensar Technologies Ltd.	43,425	370,831
	ZF Commercial Vehicle Control Systems India Ltd.	296	43,837
	Zydus Lifesciences Ltd.	53,487	561,317
	Zydus Wellness Ltd.	4,337	90,310
TOTAL INDIA			201,850,981
		Shares	Value»
INDONESIA — (0.4%)
	Adi Sarana Armada Tbk. PT	440,500	$18,217
*	Agung Semesta Sejahtera Tbk. PT	344,900	187
*	Alam Sutera Realty Tbk. PT	2,532,800	19,543
	Arwana Citramulia Tbk. PT	996,500	35,245
	Aspirasi Hidup Indonesia Tbk. PT	1,335,500	42,997
	Astra Otoparts Tbk. PT	208,600	27,397
	Avia Avian Tbk. PT	3,146,700	78,988
	Bank BTPN Syariah Tbk. PT	785,300	56,066
*	Bank Neo Commerce Tbk. PT	2,335,300	36,598
	Bank OCBC Nisp Tbk. PT	945,900	74,348
*	Bank Pembangunan Daerah Jawa Timur Tbk. PT	949,100	29,722
	Bank Tabungan Negara Persero Tbk. PT	848,800	53,956
	Barito Pacific Tbk. PT	1,765,577	79,203
	BFI Finance Indonesia Tbk. PT	2,332,500	123,250
	BISI International Tbk. PT	170,900	10,404
	Blue Bird Tbk. PT	152,000	15,862
*	Bukalapak.com Tbk. PT	18,983,100	166,075
*	Capital Financial Indonesia Tbk. PT	237,300	11,448
	Chandra Asri Pacific Tbk. PT	118,600	56,342
	Cisarua Mountain Dairy Tbk. PT	248,700	68,601
	Dayamitra Telekomunikasi PT	1,834,800	68,483
*	Dian Swastatika Sentosa Tbk. PT	10,800	29,603
	Elang Mahkota Teknologi Tbk. PT	3,757,500	121,378
	Erajaya Swasembada Tbk. PT	3,413,900	95,686
	ESSA Industries Indonesia Tbk. PT	1,425,600	51,960
	Gajah Tunggal Tbk. PT	256,600	17,013
	Garudafood Putra Putri Jaya Tbk. PT	2,231,400	51,894

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CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Hexindo Adiperkasa Tbk. PT	63,500	$18,004
	Impack Pratama Industri Tbk. PT	2,765,800	55,963
	Indomobil Sukses Internasional Tbk. PT	502,700	26,231
	Indosat Tbk. PT	858,500	90,368
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,017,323	72,320
*††	Inti Agri Resources Tbk. PT	550,900	0
	Jasa Marga Persero Tbk. PT	690,400	178,118
	Jaya Real Property Tbk. PT	709,100	30,344
	Kalbe Farma Tbk. PT	2,381,000	196,254
*	Kawasan Industri Jababeka Tbk. PT	1,676,900	17,484
	KMI Wire & Cable Tbk. PT	229,100	5,422
	Map Aktif Adiperkasa PT	2,105,200	82,370
	Mayora Indah Tbk. PT	1,696,900	233,005
	MD Entertainment Tbk. PT	288,500	43,911
*	Media Nusantara Citra Tbk. PT	2,337,100	36,941
	Medikaloka Hermina Tbk. PT	1,968,600	134,151
*	Metro Healthcare Indonesia Tbk. PT	3,077,400	38,600
	Metrodata Electronics Tbk. PT	2,268,400	76,452
	Mitra Adiperkasa Tbk. PT	2,599,500	214,024
	Mitra Keluarga Karyasehat Tbk. PT	909,500	137,500
	Mitra Pinasthika Mustika Tbk. PT	395,200	24,562
*	MNC Digital Entertainment Tbk. PT	1,376,000	39,146
*	MNC Land Tbk. PT	7,894,400	58,995
	Nippon Indosari Corpindo Tbk. PT	140,600	7,330
Ω	Nusantara Sejahtera Raya Tbk. PT	2,386,900	20,440
*	Pacific Strategic Financial Tbk. PT	408,200	27,278
		Shares	Value»
INDONESIA — (Continued)
*	Panin Financial Tbk. PT	4,046,700	$94,165
*	Paninvest Tbk. PT	332,500	21,265
	Petrosea Tbk. PT	126,000	21,648
*††	Pool Advista Indonesia Tbk. PT	64,100	36
	Prodia Widyahusada Tbk. PT	96,600	16,174
*	Puradelta Lestari Tbk. PT	4,085,000	42,785
*††	Rimo International Lestari Tbk. PT	3,949,000	0
	Samudera Indonesia Tbk. PT	584,900	8,955
*	Sarana Meditama Metropolitan Tbk. PT	696,400	12,930
	Sarana Menara Nusantara Tbk. PT	6,839,100	234,727
	Sariguna Primatirta Tbk. PT	603,400	52,022
	Selamat Sempurna Tbk. PT	570,200	61,223
	Siloam International Hospitals Tbk. PT	222,600	34,850
*††	Sri Rejeki Isman Tbk. PT	1,498,800	2,472
	Sumber Alfaria Trijaya Tbk. PT	2,611,300	338,045
	Summarecon Agung Tbk. PT	2,162,145	56,199
	Surya Citra Media Tbk. PT	4,856,600	59,753
	Surya Semesta Internusa Tbk. PT	1,772,300	90,162
	Tempo Scan Pacific Tbk. PT	253,800	40,374
	Tower Bersama Infrastructure Tbk. PT	638,400	76,337
*††	Trada Alam Minera Tbk. PT	1,606,700	0
	Unilever Indonesia Tbk. PT	2,073,200	213,863
*	Waskita Beton Precast Tbk. PT	2,650,700	2,433
*††	Waskita Karya Persero Tbk. PT	2,437,341	5,562
*	Wijaya Karya Persero Tbk. PT	2,100,600	25,815
TOTAL INDONESIA			4,817,474

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CONTINUED
		Shares	Value»
KUWAIT — (0.7%)
	A'ayan Real Estate Co. SAK	53,586	$15,610
*	Acico Industries Co. KSC	74,581	16,945
	Agility Public Warehousing Co. KSC	277,010	237,903
	Al Ahli Bank of Kuwait KSCP	146,546	145,197
	Ali Alghanim Sons Automotive Co. KSCC	44,631	152,683
*	Arabi Group Holding KSC	28,682	36,027
	Arzan Financial Group for Financing & Investment KPSC	326,532	313,582
*	Asiya Capital Investments Co. KSCP	206,003	23,921
	Boubyan Bank KSCP	81,181	179,904
	Boubyan Petrochemicals Co. KSCP	94,328	213,866
	Burgan Bank SAK	229,945	169,150
	Combined Group Contracting Co. SAK	17,825	37,693
	Commercial Facilities Co. SAKP	74,507	66,804
	Gulf Bank KSCP	423,582	464,898
	Gulf Cables & Electrical Industries Group Co. KSCP	24,645	181,535
	Heavy Engineering & Ship Building Co. KSCP	51,453	155,998
	Humansoft Holding Co. KSC	24,673	191,085
*	IFA Hotels & Resorts-KPSC	6,891	32,485
	Integrated Holding Co. KCSC	47,085	87,691
	KAMCO Investment Co. KSC	54,293	21,121
	Kuwait Finance House KSCP	737,013	1,740,401
	Kuwait Financial Centre SAK	66,525	30,466
	Kuwait Insurance Co. SAK	34,849	61,460
	Kuwait Investment Co. SAK	60,453	33,992
		Shares	Value»
KUWAIT — (Continued)
	Kuwait Real Estate Co. KSC	162,595	$199,550
	Kuwait Telecommunications Co.	51,876	91,750
	Mezzan Holding Co. KSCC	35,057	109,207
	National Bank of Kuwait SAKP	544,177	1,692,343
*	National Consumer Holding Co. SAK	61,028	23,276
	National Industries Group Holding SAK	367,799	299,133
*	Privatization Holding Co. KSCP	149,482	25,755
	Salhia Real Estate Co. KSCP	92,366	135,632
	Securities House KSC	52,514	11,764
*††	Sultan Center Food Products Co. KSC	30,168	3,543
*	Warba Bank KSCP	605,755	439,205
TOTAL KUWAIT			7,641,575
LUXEMBOURG — (0.0%)
*Ω	Allegro.eu SA	18,368	161,169
MALAYSIA — (1.1%)
#	Able Global Bhd.	28,800	10,147
	Aeon Co. M Bhd.	108,000	36,711
	AEON Credit Service M Bhd.	13,600	18,787
#	AFFIN Bank Bhd.	128,602	78,907
	Ajinomoto Malaysia Bhd.	4,200	13,905
	Allianz Malaysia Bhd.	9,500	40,602
	AME Elite Consortium Bhd.	38,000	14,091
	AMMB Holdings Bhd. (AMM MK)	352,900	422,215
	Ancom Nylex Bhd.	322,057	72,407
*	Astro Malaysia Holdings Bhd.	288,400	11,744
	Aumas Resources Bhd.	143,100	24,514
	Aurelius Technologies Bhd.	23,600	17,294
#	Bank Islam Malaysia Bhd.	168,500	95,733
#*	Berjaya Corp. Bhd.	475,686	32,502
#*	Berjaya Land Bhd.	294,800	19,826
#*	Bermaz Auto Bhd.	317,700	77,325

167

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Cahya Mata Sarawak Bhd.	150,700	$32,897
	Cape Ems Bhd.	186,000	10,580
	Carlsberg Brewery Malaysia Bhd.	33,900	148,385
*	Chin Hin Group Bhd.	64,300	30,487
	CIMB Group Holdings Bhd.	362,705	599,154
#	Coastal Contracts Bhd.	57,700	18,425
#	CTOS Digital Bhd.	452,900	103,889
#	D&O Green Technologies Bhd.	126,900	38,260
#	Dayang Enterprise Holdings Bhd.	229,720	91,708
	Dialog Group Bhd.	579,300	196,162
	DRB-Hicom Bhd.	178,400	34,527
#	Duopharma Biotech Bhd.	106,742	29,913
	Dutch Lady Milk Industries Bhd.	3,900	25,307
#	Eastern & Oriental Bhd.	171,500	31,391
#	Eco World Development Group Bhd.	183,900	80,193
	Eco World International Bhd.	120,600	6,001
*	Ekovest Bhd.	499,300	35,887
#	Formosa Prosonic Industries Bhd.	55,100	28,740
	Fraser & Neave Holdings Bhd.	35,500	222,300
	Frontken Corp. Bhd.	304,200	247,525
	Gamuda Bhd.	486,122	478,960
	Gas Malaysia Bhd.	94,400	92,487
#	Genting Malaysia Bhd.	495,700	197,146
	Globetronics Technology Bhd.	139,600	15,396
*	Greatech Technology Bhd.	165,800	56,031
	Guan Chong Bhd.	29,500	23,128
	Heineken Malaysia Bhd.	35,100	214,512
*	Hengyuan Refining Co. Bhd.	31,700	11,683
#	Hextar Global Bhd.	292,400	61,771
	Hong Leong Financial Group Bhd.	26,600	105,861
	Hong Leong Industries Bhd.	20,200	63,544
#	Hup Seng Industries Bhd.	52,600	12,682
		Shares	Value»
MALAYSIA — (Continued)
#	IHH Healthcare Bhd.	120,700	$193,450
#	IJM Corp. Bhd.	67,100	35,342
	Inari Amertron Bhd.	134,400	60,012
	IOI Properties Group Bhd.	176,500	74,930
#	ITMAX SYSTEM Bhd.	21,200	18,165
	JAKS Resources Bhd.	487,500	10,818
*	JCY International Bhd.	193,400	16,197
	Kelington Group Bhd.	146,100	114,269
	Kerjaya Prospek Group Bhd.	130,895	60,441
	KPJ Healthcare Bhd.	199,700	133,125
*	KSL Holdings Bhd.	72,900	26,304
#	LBS Bina Group Bhd.	288,730	33,451
#*Ω	Lotte Chemical Titan Holding Bhd.	127,315	13,006
	LPI Capital Bhd.	61,900	205,744
#	Magni-Tech Industries Bhd.	50,166	24,690
#	Magnum Bhd.	216,645	62,540
	Mah Sing Group Bhd.	316,400	85,740
	Malayan Banking Bhd.	299,309	693,591
	Malaysian Resources Corp. Bhd.	595,329	63,588
	Matrix Concepts Holdings Bhd.	227,025	74,832
#	MBM Resources Bhd.	18,900	24,981
#	MBSB Bhd.	469,531	77,880
	MNRB Holdings Bhd.	105,800	49,842
#Ω	Mr. DIY Group M Bhd.	416,950	162,556
#*	Muhibbah Engineering M Bhd.	139,200	19,756
	My EG Services Bhd.	2,337,334	487,340
#	NEXG Bhd.	171,900	13,769
††	Nylex Malaysia Bhd.	2,285	24
#	OCK Group Bhd.	100,800	9,937
	OSK Holdings Bhd.	267,600	105,589
	Padini Holdings Bhd.	192,000	92,937
#	Paramount Corp. Bhd.	90,300	21,985
	PBA Holdings Bhd.	17,300	8,233
	Pecca Group Bhd.	38,700	13,193
#	Perak Transit Bhd.	59,199	9,812
#	Petron Malaysia Refining & Marketing Bhd.	24,600	18,746
	Petronas Chemicals Group Bhd.	108,700	92,751
#	Petronas Dagangan Bhd.	60,800	278,082

168

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Power Root Bhd.	33,600	$10,910
	Public Bank Bhd.	1,185,500	1,228,953
#	RCE Capital Bhd.	121,600	36,995
#	REDtone Digital Bhd.	48,400	6,514
	RGB International Bhd.	253,600	20,087
	RHB Bank Bhd.	184,256	284,209
*	Salcon Bhd.	121,000	8,829
	Sam Engineering & Equipment M Bhd.	43,000	33,109
*	Sapura Energy Bhd.	2,096,200	19,311
	Scientex Bhd.	225,000	182,450
	SFP Tech Holdings Bhd.	58,100	2,833
	Sime Darby Bhd.	893,400	430,554
#	Sime Darby Property Bhd.	518,200	148,837
*	Solarvest Holdings Bhd.	32,100	12,422
	Southern Cable Group Bhd.	106,400	27,697
#	SP Setia Bhd. Group	451,564	115,002
#	Sports Toto Bhd.	323,082	103,059
	Sunway Bhd.	193,700	204,182
#	Sunway Construction Group Bhd.	78,400	81,066
#	Syarikat Takaful Malaysia Keluarga Bhd.	132,192	109,196
	Taliworks Corp. Bhd.	120,500	18,040
	TASCO Bhd.	69,700	8,478
#	TIME dotCom Bhd.	244,700	292,055
#*	Tropicana Corp. Bhd.	190,196	52,148
#	Uchi Technologies Bhd.	66,700	47,671
	UEM Sunrise Bhd.	434,700	72,506
	Velesto Energy Bhd.	854,800	30,725
	VS Industry Bhd.	536,900	97,859
	Wasco Bhd.	54,800	11,704
*	WCT Holdings Bhd.	171,415	26,312
	Wellcall Holdings Bhd.	99,500	34,464
	Westports Holdings Bhd.	115,100	113,396
#	Yinson Holdings Bhd.	590,430	255,907
	YTL Corp. Bhd.	233,100	103,670
#	YTL Power International Bhd.	141,300	111,936
TOTAL MALAYSIA			12,162,376
MEXICO — (2.2%)
#	Alpek SAB de CV	153,444	77,620
	Alsea SAB de CV	78,647	176,340
		Shares	Value»
MEXICO — (Continued)
	America Movil SAB de CV (2228390D US), ADR	62,004	$1,068,949
	America Movil SAB de CV (AMXB MM)	451,926	391,075
	Arca Continental SAB de CV	50,506	531,909
Ω	Banco del Bajio SA	233,352	559,983
#	Becle SAB de CV	57,550	66,529
	Bolsa Mexicana de Valores SAB de CV	97,285	204,983
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	1,316	123,875
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	60,165	567,242
*	Consorcio ARA SAB de CV	302,667	51,858
#	Corp. Inmobiliaria Vesta SAB de CV	205,406	561,631
	Corporativo Fragua SAB de CV	1,008	25,701
	El Puerto de Liverpool SAB de CV, Class C1	43,787	201,647
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	108,726	1,143,174
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	1,140	120,053
	Genomma Lab Internacional SAB de CV, Class B	379,861	443,967
	Gentera SAB de CV	247,530	431,557
	Gruma SAB de CV, Class B	42,662	812,863
	Grupo Aeroportuario del Centro Norte SAB de CV	95,921	1,055,495
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	72,771	1,474,605
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	1,900	390,469

169

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CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	3,021	$956,267
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	8,704	274,859
#	Grupo Bimbo SAB de CV	211,753	644,313
	Grupo Carso SAB de CV	18,695	130,013
#	Grupo Comercial Chedraui SA de CV	128,356	829,155
	Grupo Elektra SAB de CV	2,060	36,766
	Grupo Financiero Banorte SAB de CV, Class O	283,096	2,427,403
*	Grupo Financiero Inbursa SAB de CV, Class O	257,293	661,388
	Grupo Herdez SAB de CV	47,672	135,890
*	Grupo Hotelero Santa Fe SAB de CV	135,595	25,998
	Grupo Mexico SAB de CV	277,539	1,440,166
	Grupo Rotoplas SAB de CV	27,955	17,277
#	Grupo Televisa SAB (TLEVICPO MM)	416,039	151,476
	Grupo Televisa SAB (TV US), Sponsored ADR	5,685	10,347
*	Industrias CH SAB de CV	8,871	79,615
*	Industrias Penoles SAB de CV	34,695	695,280
	KUO SAB de CV	4,600	9,969
#	La Comer SAB de CV	155,188	290,505
	Megacable Holdings SAB de CV	146,363	356,009
*	Ollamani SAB	20,801	49,938
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	75,389	62,240
#	Orbia Advance Corp. SAB de CV	311,938	210,605
*	Organizacion Soriana SAB de CV, Class B	37,341	49,507
		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	60,763	$679,902
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	5,771	50,616
	Qualitas Controladora SAB de CV	43,772	484,248
	Regional SAB de CV	68,886	484,403
#*	Sitios Latinoamerica SAB de CV	95,985	16,593
	Wal-Mart de Mexico SAB de CV	585,330	1,854,443
TOTAL MEXICO			23,596,716
NETHERLANDS — (0.1%)
	NEPI Rockcastle NV	119,220	914,458
	Pepco Group NV	44,799	211,996
TOTAL NETHERLANDS			1,126,454
PERU — (0.1%)
	Credicorp Ltd.	4,963	1,003,469
	Intercorp Financial Services, Inc.	4,167	141,136
TOTAL PERU			1,144,605
PHILIPPINES — (0.3%)
*	8990 Holdings, Inc.	281,700	44,242
	Alliance Global Group, Inc.	432,600	47,462
	Apex Mining Co., Inc.	538,000	64,702
	Ayala Land, Inc.	201,000	90,169
*	AyalaLand Logistics Holdings Corp.	407,000	10,652
	Bank of the Philippine Islands	122,482	307,102
	BDO Unibank, Inc.	87,390	250,814
	Bloomberry Resorts Corp.	339,900	20,763
	Cebu Landmasters, Inc.	258,680	11,666
	China Banking Corp.	12,200	19,876
	Converge Information & Communications Technology Solutions, Inc.	600,900	205,295
	Cosco Capital, Inc.	555,300	58,677
	D&L Industries, Inc.	536,700	54,734

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CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	DigiPlus Interactive Corp.	245,600	$175,261
*	DITO CME Holdings Corp.	492,100	11,952
	DoubleDragon Corp.	211,400	36,885
	Filinvest Development Corp.	39,100	3,137
	Ginebra San Miguel, Inc.	16,380	83,852
*	Global Ferronickel Holdings, Inc.	557,000	11,056
	GT Capital Holdings, Inc.	10,410	91,227
	International Container Terminal Services, Inc.	93,490	571,802
	Keepers Holdings, Inc.	298,000	14,648
	LT Group, Inc.	489,000	104,070
	MacroAsia Corp.	100,000	6,835
	Manila Electric Co.	5,140	52,457
	Manila Water Co., Inc.	237,200	144,850
Ω	Monde Nissin Corp.	237,600	33,080
	Nickel Asia Corp.	924,700	42,156
	Petron Corp.	1,035,100	43,535
	Philcomsat Holdings Corp.	9,969	19,091
	Philippine National Bank	42,900	36,879
	Philippine Seven Corp.	10,960	10,435
	Philippine Stock Exchange, Inc.	130	442
	Puregold Price Club, Inc.	252,600	144,405
	Rizal Commercial Banking Corp.	34,700	16,247
	Robinsons Retail Holdings, Inc.	43,580	30,573
	Security Bank Corp.	56,360	67,061
*	Shell Pilipinas Corp.	142,200	13,250
	SM Investments Corp.	7,330	114,102
	SSI Group, Inc.	90,000	5,092
	STI Education Systems Holdings, Inc.	448,000	10,688
	Synergy Grid & Development Phils, Inc.	222,700	45,879
	Vista Land & Lifescapes, Inc.	665,000	19,868
	Vistamalls, Inc.	23,100	623
		Shares	Value»
PHILIPPINES — (Continued)
	Wilcon Depot, Inc.	270,000	$32,972
TOTAL PHILIPPINES			3,180,564
POLAND — (1.3%)
*	11 bit studios SA	239	13,851
	AB SA	2,614	70,547
*	Action SA	2,232	12,427
	Alior Bank SA	26,856	727,740
	Amica SA	1,140	18,733
	Apator SA	4,975	24,410
	Arctic Paper SA	4,239	17,199
#	ASBISc Enterprises PLC	16,354	112,953
	Asseco Poland SA	22,903	945,721
	Asseco South Eastern Europe SA	6,922	110,403
	Auto Partner SA	16,874	88,924
	Bank Handlowy w Warszawie SA	9,207	287,161
*	Bank Millennium SA	42,323	163,722
*	Bank Ochrony Srodowiska SA	12,487	36,940
	Bank Polska Kasa Opieki SA	16,053	804,602
	Benefit Systems SA	550	473,572
*	Bioton SA	11,456	11,358
	BNPP Bank Polska SA	2,590	72,482
	Boryszew SA	26,861	43,387
#	Budimex SA	4,084	686,438
*	CCC SA	9,996	577,997
	CD Projekt SA	9,242	572,266
	Celon Pharma SA	1,863	12,796
*	CI Games SA	29,151	13,661
	Cyber Folks SA	1,987	81,502
#*	Cyfrowy Polsat SA	50,371	247,037
#	Develia SA	90,319	178,987
*Ω	Dino Polska SA	5,346	749,442
	Dom Development SA	3,300	192,228
	Elektrotim SA	1,086	14,893
	Erbud SA	1,787	17,520
*	Fabryki Mebli Forte SA	5,421	37,530
	Ferro SA	2,661	24,541
*	Grupa Azoty SA	5,049	27,704
	Grupa Kety SA	3,355	768,273
	Grupa Pracuj SA	4,424	70,651
	ING Bank Slaski SA	4,782	415,198
	Inter Cars SA	2,430	367,040
	KGHM Polska Miedz SA	16,311	520,687
	KRUK SA	3,961	420,195
	LPP SA	151	618,006

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CONTINUED
		Shares	Value»
POLAND — (Continued)
*	mBank SA	1,439	$313,536
	Mirbud SA	19,396	72,773
	Neuca SA	765	144,028
#	Newag SA	7,382	129,415
	Orange Polska SA	76,930	197,667
	PCC Rokita SA	469	9,733
	PlayWay SA	481	38,787
	Powszechny Zaklad Ubezpieczen SA	49,159	766,920
	Santander Bank Polska SA	2,763	424,972
*	Selvita SA	1,054	9,267
	Stalexport Autostrady SA	24,162	19,166
	Synektik SA	1,667	99,928
*	Tauron Polska Energia SA	36,090	56,641
*	TEN Square Games SA	1,598	40,414
	Text SA	3,741	53,606
	Torpol SA	1,310	13,745
	Unimot SA	1,194	49,677
	Voxel SA	612	23,404
	VRG SA	39,196	38,435
	Wawel SA	162	26,836
	Wirtualna Polska Holding SA	5,679	134,950
Ω	XTB SA	26,061	566,202
TOTAL POLAND			13,880,826
QATAR — (0.7%)
	Aamal Co.	612,200	139,623
	Al Khaleej Takaful Group QSC	64,415	42,308
	Al Meera Consumer Goods Co. QSC	37,943	151,754
	Al Rayan Bank	567,170	348,266
	Alijarah Holding Co. QPSC	95,410	19,015
	Barwa Real Estate Co.	462,445	355,866
	Commercial Bank PSQC	526,127	622,029
*	Dlala Brokerage & Investments Holding Co. QSC	50,311	14,112
	Doha Bank QPSC	593,574	384,924
*	Estithmar Holding QPSC	206,103	155,685
	Gulf International Services QSC	354,623	300,351
	Gulf Warehousing Co.	64,389	52,099
	Mannai Corp. QSC	86,031	85,128
		Shares	Value»
QATAR — (Continued)
*	Mazaya Real Estate Development QPSC	292,130	$48,112
	Medicare Group	52,317	65,740
	Mesaieed Petrochemical Holding Co.	353,466	136,853
	Qatar Aluminum Manufacturing Co.	159,415	56,182
	Qatar Fuel QSC	102,898	423,922
	Qatar Industrial Manufacturing Co. QSC	50,886	35,190
	Qatar Insurance Co. SAQ	557,185	297,897
	Qatar International Islamic Bank QSC	163,865	477,584
	Qatar Islamic Bank QPSC	125,251	726,468
	Qatar Islamic Insurance Group	6,276	14,409
	Qatar National Bank QPSC	473,783	2,173,010
	Qatar Navigation QSC	93,925	286,101
	QLM Life & Medical Insurance Co. WLL	7,022	3,746
	United Development Co. QSC	436,676	123,794
	Vodafone Qatar QSC	485,973	314,887
	Zad Holding Co.	15,334	60,003
TOTAL QATAR			7,915,058
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	PhosAgro PJSC	50	0
*††	Polyus PJSC (PLZL LI), GDR	4,999	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	114,063	0
*††	VTB Bank PJSC (VTBR LI), GDR	102,771	0
SAUDI ARABIA — (3.2%)
*	Advanced Petrochemical Co.	12,095	97,117
	Al Babtain Power & Telecommunication Co.	9,444	119,526
	Al Hammadi Holding	18,919	202,401

172

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Khaleej Training & Education Co.	7,718	$57,523
	Al Moammar Information Systems Co.	911	31,985
	Al Rajhi Bank	181,888	4,725,077
*	Al Rajhi Co. for Co-operative Insurance	5,927	207,245
	Alamar Foods	1,295	23,341
	Alaseel Co.	22,170	23,794
	Al-Dawaa Medical Services Co.	7,157	161,176
	Aldrees Petroleum & Transport Services Co.	21,490	789,853
	Al-Etihad Cooperative Insurance Co.	5,008	20,275
	Alinma Bank	109,815	850,547
	AlJazira Takaful Ta'awuni Co.	8,814	32,960
*	AlKhorayef Water & Power Technologies Co.	4,850	209,524
*	Allianz Saudi Fransi Cooperative Insurance Co.	17,165	78,717
	Almawarid Manpower Co.	297	12,044
	Almunajem Foods Co.	4,653	102,399
*	Alujain Corp.	10,656	106,894
	Arab National Bank	148,853	853,811
	Arabian Contracting Services Co.	6,253	219,867
	Arabian Drilling Co.	2,230	51,394
	Arabian Internet & Communications Services Co.	8,358	639,550
*	Arabian Shield Cooperative Insurance Co.	12,646	59,561
	Arriyadh Development Co.	12,300	112,523
*	ARTEX Industrial Investment Co.	3,860	13,739
	Astra Industrial Group Co.	7,787	310,437
	Ataa Educational Co.	3,650	64,710
	Bank AlBilad	127,346	984,109
*	Bank Al-Jazira	162,110	584,339
	Banque Saudi Fransi	121,119	593,282
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Basic Chemical Industries Ltd.	1,702	$12,826
	Bawan Co.	5,267	77,457
	BinDawood Holding Co.	73,855	124,438
	Bupa Arabia for Cooperative Insurance Co.	28,357	1,271,290
	Catrion Catering Holding Co.	10,006	314,268
*	Chubb Arabia Cooperative Insurance Co.	1,225	13,732
	Co. for Cooperative Insurance	19,494	722,682
	Dallah Healthcare Co.	7,081	230,517
*	Dar Al Arkan Real Estate Development Co.	139,858	816,778
	Dr. Sulaiman Al Habib Medical Services Group Co.	14,724	1,123,949
	East Pipes Integrated Co. for Industry	1,644	59,119
	Electrical Industries Co.	122,776	233,278
	Elm Co.	248	68,627
*	Emaar Economic City	41,117	166,836
*	Fitaihi Holding Group	6,180	6,632
	Gulf Insurance Group	2,200	15,203
*	Gulf Union Cooperative Insurance Co.	10,955	41,560
*	Herfy Food Services Co.	3,218	21,055
	Jamjoom Pharmaceuticals Factory Co.	2,499	115,531
	Jarir Marketing Co.	263,097	886,007
	L'Azurde Co. for Jewelry	7,580	26,672
	Leejam Sports Co. JSC	4,865	181,853
*	Lumi Rental Co.	2,196	36,155
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,972	77,537
*	Methanol Chemicals Co.	7,481	24,856
*	Middle East Healthcare Co.	10,685	198,379

173

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Middle East Specialized Cables Co.	5,782	$54,717
	Mouwasat Medical Services Co.	23,680	458,391
	Nahdi Medical Co.	9,786	296,427
	National Co. for Glass Industries	2,044	24,775
	National Co. for Learning & Education	3,571	149,239
	National Gas & Industrialization Co.	5,958	140,691
	National Medical Care Co.	3,667	145,895
	Nayifat Finance Co.	16,900	57,735
*	Perfect Presentation For Commercial Services Co.	22,911	76,430
*	Rabigh Refining & Petrochemical Co.	42,048	79,839
	Retal Urban Development Co.	55,440	249,454
	Riyad Bank	173,737	1,426,252
	Riyadh Cables Group Co.	7,457	253,009
	SAL Saudi Logistics Services	1,686	82,169
*	Saudi Arabian Cooperative Insurance Co.	3,090	12,777
	Saudi Aramco Base Oil Co.	16,138	427,502
	Saudi Automotive Services Co.	10,274	181,039
	Saudi Awwal Bank	99,562	931,642
	Saudi Basic Industries Corp.	33,525	545,139
*	Saudi Ceramic Co.	7,498	56,322
*	Saudi Chemical Co. Holding	92,658	209,667
	Saudi Industrial Investment Group	45,992	185,503
	Saudi Investment Bank	31,233	125,483
*	Saudi Marketing Co.	7,310	39,951
	Saudi National Bank	351,549	3,349,566
	Saudi Paper Manufacturing Co.	6,102	111,432
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,376	56,943
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Printing & Packaging Co.	6,278	$20,483
*	Saudi Public Transport Co.	14,579	63,924
*	Saudi Real Estate Co.	32,536	200,631
*	Saudi Reinsurance Co.	12,020	158,629
*	Saudi Research & Media Group	12,195	563,388
	Saudi Steel Pipe Co.	2,835	41,804
	Saudi Tadawul Group Holding Co.	3,798	186,052
	Saudi Telecom Co.	178,986	2,272,364
	Saudia Dairy & Foodstuff Co.	2,906	236,701
*	Savola Group	39,943	333,712
	Scientific & Medical Equipment House Co.	1,619	17,307
*	Seera Group Holding	43,694	285,235
*	SHL Finance Co.	11,667	62,474
*	Sinad Holding Co.	11,062	34,635
	Sumou Real Estate Co.	1,276	15,184
	Sustained Infrastructure Holding Co.	3,134	24,801
	Theeb Rent A Car Co.	8,739	155,670
	United Electronics Co.	11,946	299,208
	United International Transportation Co.	15,153	298,621
*	Walaa Cooperative Insurance Co.	15,311	77,633
*	Wataniya Insurance Co.	3,853	21,806
TOTAL SAUDI ARABIA			34,305,208
SINGAPORE — (0.1%)
Ω	BOC Aviation Ltd.	78,100	585,311
SOUTH AFRICA — (2.4%)
	Absa Group Ltd.	36,536	337,188
	Adcock Ingram Holdings Ltd.	6,946	18,339
	Advtech Ltd.	88,669	147,595
	AECI Ltd.	31,856	175,791
	Altron Ltd., Class A	70,082	76,667
	Anglo American Platinum Ltd.	3,551	121,600

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Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Aspen Pharmacare Holdings Ltd.	74,897	$491,811
*	Aveng Ltd.	38,394	13,407
	Barloworld Ltd.	30,984	180,474
	Bid Corp. Ltd.	44,842	1,126,881
	Bidvest Group Ltd.	90,047	1,141,560
*	Blue Label Telecoms Ltd.	146,716	66,123
*	Brait PLC	710,123	81,922
	Capitec Bank Holdings Ltd.	4,767	884,785
	Cashbuild Ltd.	3,768	31,089
	Clicks Group Ltd.	71,977	1,533,145
	Coronation Fund Managers Ltd.	65,377	134,135
	Curro Holdings Ltd.	25,364	12,191
	DataTec Ltd.	92,200	286,964
Ω	Dis-Chem Pharmacies Ltd.	159,029	270,240
	Discovery Ltd.	64,022	711,135
	DRDGOLD Ltd. (DRD SJ)	15,834	23,333
	Famous Brands Ltd.	9,394	28,528
	Foschini Group Ltd.	58,907	410,417
#	Gold Fields Ltd. (GFI US), Sponsored ADR	125,590	2,830,799
	Grindrod Ltd.	105,858	66,059
	Hudaco Industries Ltd.	9,126	91,810
*	Impala Platinum Holdings Ltd.	86,796	516,186
	Investec Ltd.	35,909	224,111
	Invicta Holdings Ltd.	5,349	9,290
*	KAP Ltd.	78,375	11,732
	Kumba Iron Ore Ltd.	13,148	229,738
	Lewis Group Ltd.	9,835	36,151
	Life Healthcare Group Holdings Ltd.	215,387	169,684
	Momentum Group Ltd.	286,853	525,009
	Motus Holdings Ltd.	47,712	223,494
	Mpact Ltd.	55,728	80,962
	Mr. Price Group Ltd.	64,143	819,803
	MTN Group Ltd.	134,187	888,092
*	MultiChoice Group	107,838	630,336
*	Nampak Ltd.	516	11,732
	Naspers Ltd., Class N	9,754	2,564,738
	Nedbank Group Ltd.	33,929	463,415
	Netcare Ltd.	214,735	157,783
	Ninety One Ltd.	72,198	139,572
	Northam Platinum Holdings Ltd.	36,123	242,464
*	Nutun Ltd.	179,113	17,812
		Shares	Value»
SOUTH AFRICA — (Continued)
	Old Mutual Ltd. (OMU SJ)	725,969	$442,959
	Omnia Holdings Ltd.	62,300	229,591
	OUTsurance Group Ltd.	155,471	639,451
Ω	Pepkor Holdings Ltd.	528,713	765,372
*	Pick n Pay Stores Ltd.	92,135	138,990
	Premier Group Ltd.	1,672	12,336
	Raubex Group Ltd.	27,796	65,949
	Reunert Ltd.	44,147	146,985
	Sanlam Ltd.	145,258	661,366
	Santam Ltd.	10,369	224,869
	Sappi Ltd.	80,693	151,305
*	Sibanye Stillwater Ltd. (SSW SJ)	433,352	495,105
	Southern Sun Ltd.	64,935	28,852
*	SPAR Group Ltd.	51,195	315,475
	Spur Corp. Ltd.	15,300	27,872
	Stadio Holdings Ltd.	56,665	23,896
	Standard Bank Group Ltd.	131,899	1,647,175
#	Super Group Ltd.	54,022	83,909
	Truworths International Ltd.	71,174	283,952
	Vodacom Group Ltd.	25,446	188,281
	We Buy Cars Holdings Ltd.	9,878	22,927
	Wilson Bayly Holmes-Ovcon Ltd.	16,745	173,044
	Woolworths Holdings Ltd.	147,247	456,572
	Zeda Ltd.	44,692	25,141
TOTAL SOUTH AFRICA			26,507,466
SOUTH KOREA — (11.7%)
*	3S Korea Co. Ltd.	7,967	13,030
	ABOV Semiconductor Co. Ltd.	2,691	19,050
*	ADTechnology Co. Ltd.	1,279	13,444
	Advanced Nano Products Co. Ltd.	823	31,319
	Advanced Process Systems Corp.	4,521	54,192
	Aekyung Chemical Co. Ltd.	3,816	30,756
	Aekyung Industrial Co. Ltd.	3,805	36,425
*	Agabang & Company	12,217	60,178
	Ahnlab, Inc.	1,244	58,756
*	Alteogen, Inc.	3,127	771,306
*	ALUKO Co. Ltd.	17,469	26,047
*	Amicogen, Inc.	3,596	8,609

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Amorepacific Corp.	3,883	$340,546
	Amorepacific Holdings Corp.	8,159	131,988
*	Ananti, Inc.	9,179	43,681
*	Anapass, Inc.	1,749	23,922
*	Anterogen Co. Ltd.	1,450	23,071
*	APS, Inc.	1,919	7,956
*	Asia Pacific Satellite, Inc.	2,523	21,965
	Asia Paper Manufacturing Co. Ltd.	11,507	55,929
	Atec Co. Ltd.	2,101	43,241
	Atinum Investment Co. Ltd.	11,432	18,144
	Avaco Co. Ltd.	2,470	22,836
	Baiksan Co. Ltd.	4,496	44,966
	BGF Co. Ltd.	7,644	19,280
	BGFecomaterials Co. Ltd.	5,526	11,425
	BH Co. Ltd.	8,967	77,688
*	BHI Co. Ltd.	4,278	84,997
	Binggrae Co. Ltd.	1,718	114,175
	Bio Plus Co. Ltd.	9,806	52,795
*	Biodyne Co. Ltd.	2,825	29,442
*	Bioneer Corp.	1,671	18,470
	BioNote, Inc.	10,659	34,305
	BIT Computer Co. Ltd.	2,278	8,497
*	BNC Korea Co. Ltd.	5,378	15,718
	BNK Financial Group, Inc.	58,811	428,675
	Boditech Med, Inc.	7,077	86,017
	BoKwang Industry Co. Ltd.	4,410	12,862
	Bookook Securities Co. Ltd.	462	8,917
	Boryung	8,638	51,447
*	Bosung Power Technology Co. Ltd.	7,684	15,861
*	Bukwang Pharmaceutical Co. Ltd.	4,615	13,007
	BYC Co. Ltd.	800	15,947
	Byucksan Corp.	8,835	15,199
	C&C International Co. Ltd.	1,295	29,337
*	Cafe24 Corp.	3,535	149,080
*	CammSys Corp.	12,345	6,091
	Cape Industries Ltd.	6,153	28,143
	Caregen Co. Ltd.	3,701	61,997
*	Celltrion Pharm, Inc.	2,118	71,522
	Celltrion, Inc.	11,778	1,335,705
		Shares	Value»
SOUTH KOREA — (Continued)
*	Chabiotech Co. Ltd.	1,695	$13,096
	Cheil Worldwide, Inc.	36,083	470,939
	Chemtronics Co. Ltd.	3,577	55,953
	Cheryong Electric Co. Ltd.	2,416	53,285
	Cheryong Industrial Co. Ltd.	4,325	18,242
	Chinyang Holdings Corp.	7,730	16,589
	Chips&Media, Inc.	2,006	23,144
*	Choil Aluminum Co. Ltd.	11,512	13,788
	Chong Kun Dang Pharmaceutical Corp.	3,555	203,524
	Chongkundang Holdings Corp.	793	25,878
	Choong Ang Vaccine Laboratory	1,601	11,049
*	Chorokbaem Media Co. Ltd.	4,200	14,521
*	Chunbo Co. Ltd.	750	19,102
*	CJ CGV Co. Ltd.	11,618	39,722
	CJ Corp.	5,015	438,379
*	CJ ENM Co. Ltd.	3,346	145,534
	CJ Freshway Corp.	2,433	41,551
	CJ Logistics Corp.	3,869	225,702
#	Classys, Inc.	5,351	241,959
	CLIO Cosmetics Co. Ltd.	714	9,052
*	CMG Pharmaceutical Co. Ltd.	8,816	15,303
*	Com2uS Holdings Corp.	2,217	30,995
	Com2uSCorp	2,881	79,757
	Cosmax, Inc.	4,122	500,221
	Cosmecca Korea Co. Ltd.	1,904	57,903
*	CosmoAM&T Co. Ltd.	2,840	78,669
*	Cosmochemical Co. Ltd.	3,839	41,864
#	Coway Co. Ltd.	28,811	1,773,906
	Cowintech Co. Ltd.	2,204	20,040
	CR Holdings Co. Ltd.	5,692	20,890
*	Creative & Innovative System	3,518	17,881
	Creverse, Inc.	1,427	14,406
*	CrystalGenomics Invites Co. Ltd.	5,676	8,023
	CS Wind Corp.	9,717	265,253
*	CTC BIO, Inc.	2,098	10,160
*	Cube Entertainment, Inc.	2,240	30,980

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Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cuckoo Holdings Co. Ltd.	3,109	$53,147
	Cuckoo Homesys Co. Ltd.	2,490	39,896
*	D&C Media Co. Ltd.	981	12,255
	D.I Corp.	2,915	28,764
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	12,910
	Dae Won Kang Up Co. Ltd.	9,092	24,936
*	Daea TI Co. Ltd.	5,700	16,379
	Daebongls Co. Ltd.	2,018	18,867
	Daechang Forging Co. Ltd.	5,126	18,510
	Daedong Corp.	5,235	37,885
	Daeduck Co. Ltd.	1,972	10,974
	Daeduck Electronics Co. Ltd.	7,488	73,508
	Daehan Flour Mill Co. Ltd.	341	31,362
*	Dae-Il Corp.	14,842	49,013
	Daejoo Electronic Materials Co. Ltd.	1,388	80,419
	Daesang Corp.	4,045	67,988
	Daesang Holdings Co. Ltd.	2,845	21,314
*	Daewon Cable Co. Ltd.	10,963	21,577
	Daewon Pharmaceutical Co. Ltd.	4,099	39,780
	Daewon San Up Co. Ltd.	2,161	11,705
*	Daewoo Engineering & Construction Co. Ltd.	88,834	221,636
	Daewoong Co. Ltd.	6,724	95,966
	Daewoong Pharmaceutical Co. Ltd.	1,231	119,624
	Daihan Pharmaceutical Co. Ltd.	1,066	19,796
	Daishin Securities Co. Ltd.	10,870	136,910
	Daol Investment & Securities Co. Ltd.	12,487	29,772
	Daou Data Corp.	4,343	36,177
	Daou Technology, Inc.	6,983	106,652
*	Dasan Networks, Inc.	7,361	14,361
*	Dawonsys Co. Ltd.	4,647	28,214
		Shares	Value»
SOUTH KOREA — (Continued)
	DB Insurance Co. Ltd.	19,613	$1,263,574
	DB Securities Co. Ltd.	6,205	27,749
*	DB, Inc.	36,593	33,288
	Dear U Co. Ltd.	2,835	95,055
	Dentium Co. Ltd.	3,066	157,371
	Deutsch Motors, Inc.	5,379	17,788
	Device Co. Ltd.	1,253	9,664
*	Devsisters Co. Ltd.	773	21,493
*	Dexter Studios Co. Ltd.	4,357	20,815
	Digital Daesung Co. Ltd.	4,602	24,730
*	DIO Corp.	1,645	22,524
#	DL E&C Co. Ltd.	11,647	355,986
	DL Holdings Co. Ltd.	1,837	41,988
	DMS Co. Ltd.	7,907	35,210
	DN Automotive Corp.	4,608	66,730
	Dohwa Engineering Co. Ltd.	4,413	20,333
	Dong-A Socio Holdings Co. Ltd.	552	40,113
	Dong-A ST Co. Ltd.	1,306	44,193
	Dong-Ah Geological Engineering Co. Ltd.	649	6,753
	Dongbang Transport Logistics Co. Ltd.	14,438	24,197
#	Dongjin Semichem Co. Ltd.	18,159	371,816
	Dongkoo Bio & Pharma Co. Ltd.	6,721	25,615
	DongKook Pharmaceutical Co. Ltd.	5,585	59,663
	Dongkuk Holdings Co. Ltd.	6,767	34,290
	Dongkuk Steel Mill Co. Ltd.	11,214	72,340
	Dongsuh Cos., Inc.	5,441	99,650
	Dongsung Chemical Co. Ltd.	11,307	32,729
	Dongsung Finetec Co. Ltd.	6,686	116,655
*	Dongwha Enterprise Co. Ltd.	4,310	25,764
	Dongwha Pharm Co. Ltd.	5,888	26,020
	Dongwon Development Co. Ltd.	13,299	21,825
	Dongwon F&B Co. Ltd.	1,675	43,429

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Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Systems Corp.	1,570	$36,088
	Dongwoon Anatech Co. Ltd.	4,908	72,769
	Dongyang E&P, Inc.	1,464	20,704
	Doosan Bobcat, Inc.	20,002	687,679
	Doosan Co. Ltd.	2,716	577,765
*	Doosan Enerbility Co. Ltd.	69,007	1,401,983
*	Doosan Fuel Cell Co. Ltd.	4,019	43,121
	Doosan Tesna, Inc.	2,770	49,185
	DoubleUGames Co. Ltd.	5,109	202,722
	Douzone Bizon Co. Ltd.	4,113	176,437
*	Dream Security Co. Ltd.	10,040	24,600
	Dreamtech Co. Ltd.	7,608	34,089
*	DRTECH Corp.	10,055	13,376
	DSC Investment, Inc.	3,558	17,770
*	Duk San Neolux Co. Ltd.	2,143	44,904
*	Duksan Techopia Co. Ltd.	961	15,070
	Duksung Co. Ltd.	3,764	16,577
	DY Corp.	1,808	5,040
	DY POWER Corp.	3,390	27,871
*††	E Investment&Development Co. Ltd.	19,186	3,523
	Echo Marketing, Inc.	5,576	32,566
*	Eco Volt Co. Ltd.	12,005	8,940
	Ecoplastic Corp.	11,596	24,315
#*	Ecopro BM Co. Ltd.	4,453	317,188
#	Ecopro Co. Ltd.	12,224	437,020
	Ecopro HN Co. Ltd.	3,184	62,636
*††	Ehwa Technologies Information Co. Ltd.	39,858	4,739
	E-MART, Inc.	5,360	344,826
*	EMKOREA Co. Ltd.	4,828	7,223
*	EMRO, Inc.	1,192	44,662
*	EM-Tech Co. Ltd.	2,530	21,703
*	Enchem Co. Ltd.	1,600	89,160
	ENF Technology Co. Ltd.	3,799	65,996
*	Enzychem Lifesciences Corp.	19,669	16,041
	Eo Technics Co. Ltd.	1,424	115,328
*††	E-TRON Co. Ltd.	141,985	3,746
*	Eubiologics Co. Ltd.	5,266	48,685
	Eugene Investment & Securities Co. Ltd.	13,616	26,539
		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Technology Co. Ltd.	2,004	$48,000
*	EV Advanced Material Co. Ltd.	9,422	9,553
*	E-World	10,154	10,091
*	Exem Co. Ltd.	9,439	14,306
	Exicon Co. Ltd.	2,411	17,348
#	F&F Co. Ltd.	7,976	396,030
*	Fine M-Tec Co. Ltd.	3,760	13,983
*	Fine Semitech Corp.	2,278	28,346
*	Firstec Co. Ltd.	4,429	11,186
*††	Flask Co. Ltd.	12,050	5,016
*	Foosung Co. Ltd.	4,894	15,092
	Fursys, Inc.	987	31,136
	Gabia, Inc.	3,274	50,766
*	GAEASOFT	4,093	28,464
	Galaxia Moneytree Co. Ltd.	1,980	11,647
*	GAMSUNG Corp. Co. Ltd.	26,653	67,863
*	Gaon Cable Co. Ltd.	1,356	57,839
*	GC Cell Corp.	1,292	18,737
*	GeneOne Life Science, Inc.	11,675	19,020
*	Genexine, Inc.	4,234	13,651
	Geumhwa PSC Co. Ltd.	1,330	24,617
*	Giantstep, Inc.	1,630	7,819
	Global Standard Technology Co. Ltd.	3,848	46,436
*	Global Tax Free Co. Ltd.	9,554	37,461
*	GnBS eco Co. Ltd.	4,194	10,328
	GOLFZON Co. Ltd.	1,788	82,460
	Gradiant Corp.	4,366	41,782
	Grand Korea Leisure Co. Ltd.	4,689	40,066
	Green Cross Corp.	740	64,574
	Green Cross Holdings Corp.	6,082	59,865
*††	Green Pine Tree Co. Ltd.	1,155	153
	GS Engineering & Construction Corp.	19,226	247,148
*	GS P&L Co. Ltd.	4,601	68,464
	GS Retail Co. Ltd.	19,401	201,909
	Gwangju Shinsegae Co. Ltd.	735	14,409
	HAESUNG DS Co. Ltd.	3,254	52,889
	Han Kuk Carbon Co. Ltd.	7,732	105,673

178

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hana Financial Group, Inc.	72,441	$3,285,207
	Hana Materials, Inc.	1,780	34,746
	Hana Micron, Inc.	13,727	105,140
	Hana Pharm Co. Ltd.	2,252	18,306
*	Hana Technology Co. Ltd.	253	3,549
	Hana Tour Service, Inc.	2,634	96,430
*	Hanall Biopharma Co. Ltd.	2,608	50,969
	Hancom, Inc.	2,264	34,081
	Handok, Inc.	2,093	17,225
	Handsome Co. Ltd.	4,735	51,510
	Hanjin Kal Corp.	336	18,710
	Hanjin Transportation Co. Ltd.	2,334	31,451
	Hankook Cosmetics Manufacturing Co. Ltd.	331	12,924
	Hankook Shell Oil Co. Ltd.	185	48,165
	Hankook Tire & Technology Co. Ltd.	12,905	374,836
	Hanmi Pharm Co. Ltd.	1,717	324,769
	Hanmi Science Co. Ltd.	4,206	85,965
#	Hanmi Semiconductor Co. Ltd.	7,081	378,957
	HanmiGlobal Co. Ltd.	2,006	22,648
	Hannong Chemicals, Inc.	1,310	13,751
*	Hanon Systems	58,163	145,752
	Hansae Co. Ltd.	5,161	40,528
	Hansae Yes24 Holdings Co. Ltd.	908	2,395
	Hanshin Machinery Co.	4,076	8,742
	Hansol Chemical Co. Ltd.	3,101	252,688
	Hansol Holdings Co. Ltd.	10,383	18,114
*	Hansol IONES Co. Ltd.	3,098	16,840
	Hansol Paper Co. Ltd.	4,665	27,501
	Hansol Technics Co. Ltd.	9,847	33,078
	Hanssem Co. Ltd.	638	19,051
*	Hanwha Engine	4,700	90,329
*	Hanwha Galleria Corp.	15,046	12,654
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha General Insurance Co. Ltd.	16,171	$46,362
*	Hanwha Investment & Securities Co. Ltd.	28,229	68,267
*	Hanwha Life Insurance Co. Ltd.	87,314	162,873
*	Hanwha Ocean Co. Ltd.	7,421	410,031
	Hanwha Solutions Corp.	24,837	522,175
#	Hanwha Systems Co. Ltd.	12,725	350,583
#*	Hanwha Vision Co. Ltd.	7,614	323,064
*	Hanyang Digitech Co. Ltd.	1,023	7,015
	Hanyang Eng Co. Ltd.	4,035	46,135
	Hanyang Securities Co. Ltd.	2,979	28,044
	HB SOLUTION Co. Ltd.	6,888	11,794
	HB Technology Co. Ltd.	20,026	27,508
	HD Hyundai Co. Ltd.	12,659	700,106
#	HD Hyundai Construction Equipment Co. Ltd.	4,937	235,097
	HD Hyundai Electric Co. Ltd.	5,228	1,137,742
*	HD Hyundai Energy Solutions Co. Ltd.	1,134	22,803
	HD Hyundai Heavy Industries Co. Ltd.	876	247,758
	HD Hyundai Infracore Co. Ltd.	52,436	304,621
	HD Hyundai Mipo	3,123	366,869
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,797	917,650
	HDC Holdings Co. Ltd.	11,304	152,814
	HDC Hyundai Development Co-Engineering & Construction	13,317	233,005
*	HD-Hyundai Marine Engine	3,940	102,496
	Hecto Innovation Co. Ltd.	2,056	17,067
*	HFR, Inc.	1,874	24,152

179

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	High Tech Pharm Co. Ltd.	3,388	$31,692
	Hite Jinro Co. Ltd.	10,080	137,069
	Hitejinro Holdings Co. Ltd.	2,275	13,644
	HK inno N Corp.	2,746	77,857
	HL Holdings Corp.	1,851	47,659
#	HL Mando Co. Ltd.	10,849	284,663
*	HLB Biostep Co. Ltd.	2,115	2,434
#*	HLB Life Science Co. Ltd.	3,792	16,765
*	Hlb Pharma Ceutical Co. Ltd.	1,281	17,953
*	HLB, Inc.	10,998	438,578
	Home Center Holdings Co. Ltd.	29,955	17,549
#*	Hotel Shilla Co. Ltd.	8,427	260,327
	HPSP Co. Ltd.	3,650	57,761
	HS Hyosung Advanced Materials Corp.	498	62,285
*	HS Hyosung Corp.	586	16,851
	HS Industries Co. Ltd.	4,773	15,753
*	Hugel, Inc.	1,496	383,340
	Humedix Co. Ltd.	2,427	68,352
	Huons Co. Ltd.	2,342	41,710
	Huons Global Co. Ltd.	1,464	51,575
	Husteel Co. Ltd.	7,104	23,960
	Huvitz Co. Ltd.	4,877	25,690
	Hwa Shin Co. Ltd.	5,583	30,954
	Hwangkum Steel & Technology Co. Ltd.	2,449	9,019
	HYBE Co. Ltd.	2,304	433,567
*	Hydro Lithium, Inc.	7,497	8,567
	Hy-Lok Corp.	2,158	43,813
	Hyosung Corp.	2,633	98,302
#	Hyosung Heavy Industries Corp.	1,771	612,539
	Hyosung TNC Corp.	1,216	203,481
#	Hyundai Autoever Corp.	2,381	206,363
	Hyundai Bioland Co. Ltd.	1,594	4,842
	HYUNDAI Corp.	2,484	39,688
	Hyundai Department Store Co. Ltd.	2,749	115,478
	Hyundai Elevator Co. Ltd.	6,595	342,391
#	Hyundai Engineering & Construction Co. Ltd.	19,589	574,068
		Shares	Value»
SOUTH KOREA — (Continued)
	HYUNDAI EVERDIGM Corp.	2,354	$14,181
	Hyundai Ezwel Co. Ltd.	4,878	18,192
	Hyundai Futurenet Co. Ltd.	13,368	27,030
	Hyundai GF Holdings	10,655	40,808
	Hyundai Glovis Co. Ltd.	7,025	563,277
	Hyundai Green Food	5,187	56,776
	Hyundai Home Shopping Network Corp.	1,612	55,046
	Hyundai Livart Furniture Co. Ltd.	3,789	19,364
*	Hyundai Marine & Fire Insurance Co. Ltd.	15,794	247,129
	Hyundai Mobis Co. Ltd.	7,066	1,326,349
	Hyundai Motor Co.	19,152	2,566,359
	Hyundai Motor Securities Co. Ltd.	8,713	40,054
	Hyundai Movex Co. Ltd.	6,879	21,715
	Hyundai Rotem Co. Ltd.	29,853	2,352,984
	Hyundai Steel Co.	9,107	156,780
#	Hyundai Wia Corp.	4,160	125,200
	HyVision System, Inc.	4,257	47,482
	i3system, Inc.	1,346	53,983
*	Icure Pharm, Inc.	975	1,430
*	Il Dong Pharmaceutical Co. Ltd.	983	8,176
	Iljin Diamond Co. Ltd.	1,822	15,700
	Iljin Electric Co. Ltd.	5,169	91,855
	Iljin Holdings Co. Ltd.	6,856	18,425
*	Iljin Hysolus Co. Ltd.	724	6,895
	Iljin Power Co. Ltd.	2,335	15,082
	Ilshin Spinning Co. Ltd.	7,844	47,740
*	Ilshin Stone Co. Ltd.	14,594	22,636
	Ilyang Pharmaceutical Co. Ltd.	2,498	21,638
	iM Financial Group Co. Ltd.	37,239	269,252
	iMarketKorea, Inc.	5,701	31,855
	InBody Co. Ltd.	3,848	65,368
	Incar Financial Service Co. Ltd.	3,330	19,486
	Industrial Bank of Korea	75,322	812,906
	Innocean Worldwide, Inc.	8,704	111,557

180

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	InnoWireless Co. Ltd.	369	$5,041
	Innox Advanced Materials Co. Ltd.	2,497	40,094
*	Insung Information Co. Ltd.	10,578	16,451
	Intellian Technologies, Inc.	761	20,543
	Intelligent Digital Integrated Security Co. Ltd.	1,685	19,578
*	Interflex Co. Ltd.	4,180	24,593
††	Interojo Co. Ltd.	1,228	3,774
	INTOPS Co. Ltd.	3,053	34,607
	iNtRON Biotechnology, Inc.	3,888	11,211
	INVENI Co. Ltd.	725	25,876
	IS Dongseo Co. Ltd.	5,226	66,670
	ISC Co. Ltd.	2,345	81,695
	i-SENS, Inc.	3,346	38,570
*	ISU Abxis Co. Ltd.	2,469	8,802
*	ISU Chemical Co. Ltd.	3,108	12,364
#	IsuPetasys Co. Ltd.	12,308	277,895
*	Itcencts Co. Ltd.	19,277	8,364
*	Itcenglobal Co. Ltd.	3,543	16,779
*	ITEK, Inc.	4,474	18,205
*	ITM Semiconductor Co. Ltd.	554	4,692
*	Jahwa Electronics Co. Ltd.	4,999	41,899
	JB Financial Group Co. Ltd.	31,430	377,634
	Jeju Bank	3,312	26,179
*	Jeju Semiconductor Corp.	3,960	35,151
*	Jin Air Co. Ltd.	2,007	12,586
	Jinsung T.E.C.	3,429	21,752
	JLS Co. Ltd.	1,866	7,637
	JNK Global Co. Ltd.	8,964	26,675
*	JNTC Co. Ltd.	1,326	12,786
	Jusung Engineering Co. Ltd.	7,506	177,163
	JVM Co. Ltd.	1,438	23,442
	JW Holdings Corp.	12,832	27,783
	JW Life Science Corp.	2,713	21,931
	JW Pharmaceutical Corp.	4,069	63,894
*	JW Shinyak Corp.	3,942	4,298
	JYP Entertainment Corp.	10,022	487,491
	K Car Co. Ltd.	3,734	36,790
	K Ensol Co. Ltd.	1,735	14,181
	Kakao Corp.	13,894	373,259
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kakao Games Corp.	8,640	$86,283
	KakaoBank Corp.	12,257	192,119
*	Kakaopay Corp.	3,196	71,162
	Kangnam Jevisco Co. Ltd.	1,462	12,208
*	Kangwon Energy Co. Ltd.	3,790	18,973
	Kangwon Land, Inc.	11,157	127,359
	KB Financial Group, Inc. (105560 KS)	55,087	3,481,426
	KC Co. Ltd.	2,179	28,481
	KC Tech Co. Ltd.	1,534	28,272
	KCC Corp.	1,131	198,667
	KCTC	5,926	15,965
*	KEC Corp.	31,873	16,439
*	Keeps Biopharma, Inc.	2,599	19,572
	KEPCO Engineering & Construction Co., Inc.	1,501	71,688
	KEPCO Plant Service & Engineering Co. Ltd.	11,672	360,574
	KG Chemical Corp.	6,136	17,187
	KG Dongbusteel	11,151	46,477
	KG Eco Solution Co. Ltd.	7,203	27,910
*	KG Mobility Co.	13,460	30,869
	Kginicis Co. Ltd.	5,479	33,689
	KH Vatec Co. Ltd.	4,841	31,364
	Kia Corp.	39,120	2,486,204
*††	Kib Plug Energy	43,041	11,688
*	KidariStudio, Inc.	6,220	15,217
	KINX, Inc.	900	49,946
	KISCO Corp.	4,439	26,539
	KISCO Holdings Co. Ltd.	1,214	17,812
	KISWIRE Ltd.	3,432	41,778
	KIWOOM Securities Co. Ltd.	5,117	492,047
*	KMW Co. Ltd.	1,668	10,088
*	KNJ Co. Ltd.	311	3,458
	Koh Young Technology, Inc.	7,378	71,778
	Kolmar BNH Co. Ltd.	1,862	17,665
	Kolmar Holdings Co. Ltd.	3,468	23,251
#	Kolmar Korea Co. Ltd.	5,100	272,556
	Kolon Corp.	1,302	21,382
	Kolon Industries, Inc.	6,836	145,054
*	Kolon Life Science, Inc.	479	8,827
	KoMiCo Ltd.	1,679	69,419

181

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KONA I Co. Ltd.	2,442	$66,678
	Korea Alcohol Industrial Co. Ltd.	5,044	32,289
	Korea Asset In Trust Co. Ltd.	18,867	30,908
*	Korea Circuit Co. Ltd.	4,698	33,523
	Korea Electric Terminal Co. Ltd.	1,432	64,918
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	41,822
	Korea Gas Corp.	7,365	200,637
*	Korea Information & Communications Co. Ltd.	5,535	30,125
	Korea Information Certificate Authority, Inc.	2,886	8,919
	Korea Investment Holdings Co. Ltd.	14,347	837,650
	Korea Movenex Co. Ltd.	5,239	14,505
	Korea Petrochemical Ind Co. Ltd.	456	26,959
	Korea Petroleum Industries Co.	1,794	16,335
	Korea Ratings Corp.	340	21,422
	Korea Real Estate Investment & Trust Co. Ltd.	47,912	35,575
	Korea United Pharm, Inc.	2,831	38,929
	Korea Zinc Co. Ltd.	909	506,917
	Korean Reinsurance Co.	56,541	321,853
	Kortek Corp.	2,756	18,721
	KPX Chemical Co. Ltd.	815	25,731
*	Krafton, Inc.	6,258	1,638,357
	KT Nasmedia Co. Ltd.	1,024	10,497
	KT Skylife Co. Ltd.	6,097	19,016
	Kukje Pharma Co. Ltd.	5,534	18,042
*	Kumho HT, Inc.	38,994	17,408
	Kumho Petrochemical Co. Ltd.	3,328	278,458
*	Kumho Tire Co., Inc.	19,186	64,938
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	51,117
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyeryong Construction Industrial Co. Ltd.	1,770	$31,749
	Kyobo Securities Co. Ltd.	6,735	31,244
	Kyung Dong Navien Co. Ltd.	2,350	120,273
	Kyungbang Co. Ltd.	3,048	15,018
	Kyungdong Pharm Co. Ltd.	5,683	23,072
	Kyung-In Synthetic Corp.	12,630	28,152
	KZ Precision Corp.	1,490	12,448
	L&C Bio Co. Ltd.	1,830	28,581
#*	L&F Co. Ltd.	2,397	109,168
*	L&K Biomed Co. Ltd.	1,972	9,504
*	LabGenomics Co. Ltd.	21,308	32,219
	Lake Materials Co. Ltd.	14,801	133,263
*	LB Semicon, Inc.	14,643	34,585
	Lee Ku Industrial Co. Ltd.	6,450	19,292
	LEENO Industrial, Inc.	14,385	365,329
	LF Corp.	5,047	52,805
	LG Chem Ltd.	7,942	1,203,692
	LG Corp.	4,420	206,984
	LG Electronics, Inc.	36,266	1,820,393
#*	LG Energy Solution Ltd.	2,789	636,314
	LG H&H Co. Ltd.	2,907	688,789
*	LG HelloVision Co. Ltd.	10,736	19,893
#	LG Innotek Co. Ltd.	5,080	499,349
*	LigaChem Biosciences, Inc.	2,614	192,636
*	LOT Vacuum Co. Ltd.	3,505	21,579
	Lotte Chemical Corp.	3,650	154,832
	Lotte Chilsung Beverage Co. Ltd.	1,305	100,704
*	Lotte Data Communication Co.	1,059	14,007
	LOTTE Fine Chemical Co. Ltd.	5,030	122,868
	LOTTE Himart Co. Ltd.	1,317	6,985
*	Lotte Non-Life Insurance Co. Ltd.	23,154	28,056
	Lotte Rental Co. Ltd.	6,387	131,998
	Lotte Shopping Co. Ltd.	2,377	112,797
*	Lotte Tour Development Co. Ltd.	3,126	23,859

182

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Wellfood Co. Ltd.	699	$58,254
#	LS Corp.	7,915	733,256
	LS Eco Energy Ltd.	2,895	65,501
	LS Electric Co. Ltd.	5,301	765,635
	LS Marine Solution Co. Ltd.	4,505	56,648
*	LVMC Holdings	36,724	45,112
	LX Hausys Ltd.	1,948	39,526
	LX Semicon Co. Ltd.	3,940	149,956
	M.I.Tech Co. Ltd.	1,379	7,813
#	Macquarie Korea Infrastructure Fund	103,073	830,765
	Macrogen, Inc.	1,168	13,160
	Maeil Dairies Co. Ltd.	1,150	29,822
*	Manyo Co. Ltd.	1,414	18,334
	Mcnex Co. Ltd.	4,249	71,589
*	Mediana Co. Ltd.	2,343	9,956
*	Medipost Co. Ltd.	4,681	30,212
	Medytox, Inc.	767	94,229
*	Meerecompany, Inc.	1,096	13,930
	MegaStudy Co. Ltd.	2,286	17,148
	MegaStudyEdu Co. Ltd.	2,340	78,927
	Meritz Financial Group, Inc.	28,050	2,450,466
	META BIOMED Co. Ltd.	4,839	15,629
	Mgame Corp.	4,951	17,678
	Mi Chang Oil Industrial Co. Ltd.	177	12,848
*	MiCo Ltd.	5,893	43,153
*	Mirae Asset Life Insurance Co. Ltd.	24,853	94,958
	Mirae Asset Securities Co. Ltd.	63,331	526,428
	Mirae Asset Venture Investment Co. Ltd.	8,034	27,418
	Misto Holdings Corp.	13,845	360,028
	Miwon Chemicals Co. Ltd.	147	8,160
	Miwon Commercial Co. Ltd.	534	72,011
	Miwon Holdings Co. Ltd.	286	14,932
	Miwon Specialty Chemical Co. Ltd.	566	63,091
	MK Electron Co. Ltd.	5,926	31,581
	MNTech Co. Ltd.	3,176	17,610
*	Mobase Electronics Co. Ltd.	7,819	8,241
	Modetour Network, Inc.	2,119	16,745
*	MONAYONGPYONG	9,275	28,905
		Shares	Value»
SOUTH KOREA — (Continued)
	Motrex Co. Ltd.	6,260	$37,762
*	MS Autotech Co. Ltd.	12,392	20,319
	Muhak Co. Ltd.	3,862	19,803
	Myoung Shin Industrial Co. Ltd.	5,239	30,795
	Namhae Chemical Corp.	3,870	18,558
	Namuga Co. Ltd.	2,446	22,181
	Namyang Dairy Products Co. Ltd.	940	50,317
	Nature Holdings Co. Ltd.	4,291	30,344
	NAVER Corp.	5,553	781,338
	NCSoft Corp.	2,115	217,707
	NeoPharm Co. Ltd.	3,154	30,511
	Neosem, Inc.	3,005	21,134
*	Neowiz	4,899	80,545
	Neowiz Holdings Corp.	920	13,595
*	NEPES Corp.	6,963	33,490
*	Neptune Co.	5,865	30,354
#Ω	Netmarble Corp.	8,565	269,420
	New Power Plasma Co. Ltd.	5,541	18,055
*	Newflex Technology Co. Ltd.	6,149	19,588
	Nexen Corp.	4,007	13,281
	Nexen Tire Corp.	4,854	18,438
*	Nexon Games Co. Ltd.	5,900	53,564
	NEXTIN, Inc.	1,876	70,699
	NH Investment & Securities Co. Ltd.	56,591	611,799
	NHN Corp.	5,819	90,784
	NHN KCP Corp.	8,103	43,909
	NICE Holdings Co. Ltd.	5,792	45,852
	Nice Information & Telecommunication, Inc.	2,046	26,748
	NICE Information Service Co. Ltd.	15,565	141,340
	NICE Infra Co. Ltd.	5,667	20,370
	Nong Shim Holdings Co. Ltd.	454	21,433
	NongShim Co. Ltd.	877	248,545
	NOROO Paint & Coatings Co. Ltd.	2,751	16,072
	NOVAREX Co. Ltd.	2,936	21,086
	NPC	6,680	19,278
	OCI Co. Ltd.	955	37,038
	OCI Holdings Co. Ltd.	4,183	190,526
	ONEJOON Co. Ltd.	3,886	24,747

183

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Oriental Precision & Engineering Co. Ltd.	7,436	$28,878
	Orion Corp.	9,135	791,811
	Orion Holdings Corp.	7,752	99,867
	Osang Healthcare Co. Ltd.	1,079	10,477
*	OSTEONIC Co. Ltd.	5,251	25,573
*	Osung Advanced Materials Co. Ltd.	18,332	18,136
	Otoki Corp.	449	126,462
*	Paik Kwang Industrial Co. Ltd.	4,745	21,750
	Pan Ocean Co. Ltd.	35,441	83,394
	Paradise Co. Ltd.	7,025	61,200
	Park Systems Corp.	1,229	175,087
	Partron Co. Ltd.	11,262	54,416
*	Pearl Abyss Corp.	4,270	106,378
	People & Technology, Inc.	4,736	135,200
#*	Peptron, Inc.	1,506	172,282
	PHA Co. Ltd.	2,660	18,522
	PharmaResearch Co. Ltd.	1,593	421,936
	Pharmicell Co. Ltd.	3,656	27,171
	Philenergy Co. Ltd.	104	1,072
*	Philoptics Co. Ltd.	1,534	32,962
	PI Advanced Materials Co. Ltd.	4,049	46,629
*	Polaris AI Corp.	11,204	19,194
*	Polaris Office Corp.	3,142	11,122
*	PonyLink Co. Ltd.	20,885	15,142
#	Posco DX Co. Ltd.	14,799	255,254
	Posco M-Tech Co. Ltd.	4,685	39,830
*	Power Logics Co. Ltd.	5,517	17,974
	Protec Co. Ltd.	1,501	25,317
	PSK, Inc.	6,562	82,313
	Pulmuone Co. Ltd.	3,204	33,092
*	Rainbow Robotics	593	112,486
*	Refine Co. Ltd.	1,479	12,929
*	Reyon Pharmaceutical Co. Ltd.	587	4,693
	RFHIC Corp.	1,978	21,498
*	RFTech Co. Ltd.	9,790	25,613
*	Robostar Co. Ltd.	1,279	22,091
	Rorze Systems Corp.	1,438	14,766
	S&S Tech Corp.	1,955	47,316
	S-1 Corp.	8,969	399,753
	Sam Chun Dang Pharm Co. Ltd.	1,025	101,500
	Sam Yung Trading Co. Ltd.	3,832	36,806
	Samchully Co. Ltd.	452	29,146
		Shares	Value»
SOUTH KOREA — (Continued)
	SAMHWA Paints Industrial Co. Ltd.	4,611	$19,461
	Samick THK Co. Ltd.	1,425	9,835
*	Samil Pharmaceutical Co. Ltd.	2,871	26,409
	Samji Electronics Co. Ltd.	3,059	22,547
	Samjin Pharmaceutical Co. Ltd.	1,297	16,279
	Sammok S-Form Co. Ltd.	1,045	15,460
*Ω	Samsung Biologics Co. Ltd.	1,423	1,053,117
	Samsung C&T Corp.	18,506	1,592,615
	Samsung Card Co. Ltd. (029780 KS)	10,148	299,694
	Samsung Electro-Mechanics Co. Ltd.	5,940	490,072
	Samsung Electronics Co. Ltd. (005930 KS)	324,240	12,651,045
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	573	557,952
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	4,405	4,255,230
	Samsung Engineering Co. Ltd.	76,812	1,038,602
	Samsung Fire & Marine Insurance Co. Ltd.	7,276	1,919,610
*	Samsung Heavy Industries Co. Ltd.	72,700	744,856
	Samsung Life Insurance Co. Ltd.	9,807	595,458
*	Samsung Pharmaceutical Co. Ltd.	8,786	9,271
	Samsung SDI Co. Ltd.	5,134	635,746
	Samsung SDS Co. Ltd.	4,262	384,077
	Samsung Securities Co. Ltd.	28,770	1,054,609
	SAMT Co. Ltd.	10,436	19,901
	Samwha Capacitor Co. Ltd.	2,032	35,479
	Samwha Electric Co. Ltd.	664	13,117
	Samyang Corp.	593	19,959

184

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Foods Co. Ltd.	998	$681,175
	Samyang Holdings Corp.	1,074	46,484
	Samyang Packaging Corp.	1,826	17,385
	Samyang Tongsang Co. Ltd.	207	6,742
	Samyoung Co. Ltd.	3,277	9,320
	Sangsin Energy Display Precision Co. Ltd.	2,574	13,843
	Saramin Co. Ltd.	2,216	24,480
	Satrec Initiative Co. Ltd.	231	7,305
*	SBI Investment Korea Co. Ltd.	18,153	9,231
	SD Biosensor, Inc.	11,297	74,694
	SeAH Besteel Holdings Corp.	2,560	32,223
	SeAH Steel Corp.	387	48,176
	SeAH Steel Holdings Corp.	552	87,298
	Sebang Co. Ltd.	2,671	21,444
	Sebang Global Battery Co. Ltd.	743	36,005
	Seegene, Inc.	6,392	118,194
	Segyung Hitech Co. Ltd.	7,275	36,020
	Sejin Heavy Industries Co. Ltd.	3,584	21,921
	Sekonix Co. Ltd.	2,406	9,047
	Seobu T&D	7,366	29,832
	Seohan Co. Ltd.	28,267	16,836
	Seohee Construction Co. Ltd.	27,891	33,993
*	Seoul Auction Co. Ltd.	1,312	8,175
*	Seoul Semiconductor Co. Ltd.	9,925	46,467
	Seoyon Co. Ltd.	2,977	15,571
	Seoyon E-Hwa Co. Ltd.	3,804	31,538
	SEWOONMEDICAL Co. Ltd.	3,371	5,716
	SFA Engineering Corp.	3,839	54,818
*	SFA Semicon Co. Ltd.	15,076	31,748
	SGC Energy Co. Ltd.	1,224	20,065
	Shin Heung Energy & Electronics Co. Ltd.	3,770	11,243
		Shares	Value»
SOUTH KOREA — (Continued)
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	$13,148
	Shindaeyang Paper Co. Ltd.	4,560	27,425
	Shinhan Financial Group Co. Ltd. (055550 KS)	59,943	2,166,333
	Shinil Electronics Co. Ltd.	13,867	15,083
	Shinsegae International, Inc.	6,932	47,854
	Shinsegae, Inc.	1,903	210,990
	Shinsung Delta Tech Co. Ltd.	4,388	183,126
*	Shinsung E&G Co. Ltd.	13,700	13,169
	Shinwon Corp.	20,628	24,918
*	Shinyoung Securities Co. Ltd.	961	60,187
	Showbox Corp.	8,954	20,464
#*	Silicon2 Co. Ltd.	12,019	302,348
	Silla Co. Ltd.	1,575	10,196
	SIMMTECH Co. Ltd.	3,120	34,644
	SIMPAC, Inc.	4,358	12,473
	Sindoh Co. Ltd.	1,472	44,578
	Sinil Pharm Co. Ltd.	2,016	9,193
*	SK Biopharmaceuticals Co. Ltd.	10,636	797,566
*	SK Bioscience Co. Ltd.	2,682	74,825
	SK Chemicals Co. Ltd.	2,286	63,979
	SK Discovery Co. Ltd.	4,909	143,668
*	SK Eternix Co. Ltd.	3,890	46,569
	SK Gas Ltd.	1,119	188,554
*Ω	SK IE Technology Co. Ltd.	1,748	27,538
*	SK oceanplant Co. Ltd.	2,702	28,459
	SK Securities Co. Ltd.	104,448	35,505
	SK Telecom Co. Ltd. (017670 KS)	6,199	236,844
*	SKC Co. Ltd.	2,773	198,935
#	SL Corp.	4,193	96,835
	SM Entertainment Co. Ltd.	4,336	377,022
*	SMEC Co. Ltd.	12,738	24,222
	SNT Dynamics Co. Ltd.	2,696	62,890

185

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SNT Holdings Co. Ltd.	1,335	$31,159
	S-Oil Corp.	11,168	407,921
	Solid, Inc.	17,755	89,084
*	SOLUM Co. Ltd.	15,138	175,196
	Solus Advanced Materials Co. Ltd.	3,812	22,893
	Songwon Industrial Co. Ltd.	5,440	43,722
	Soop Co. Ltd.	3,044	175,634
	Soulbrain Co. Ltd.	2,020	246,075
	Soulbrain Holdings Co. Ltd.	2,168	47,581
	SPC Samlip Co. Ltd.	1,041	46,450
	SPG Co. Ltd.	2,484	43,704
	ST Pharm Co. Ltd.	662	36,749
	Straffic Co. Ltd.	4,180	11,594
*	Studio Dragon Corp.	4,822	173,773
*	Sugentech, Inc.	2,106	8,157
	Sung Kwang Bend Co. Ltd.	5,622	107,717
*	Sungchang Enterprise Holdings Ltd.	19,478	18,359
*	Sungeel Hitech Co. Ltd.	231	5,470
	Sungwoo Hitech Co. Ltd.	13,423	52,612
	Sunny Electronics Corp.	5,903	7,066
*	Suprema, Inc.	1,181	26,949
*	SY Co. Ltd.	6,825	17,866
*	Synergy Innovation Co. Ltd.	5,017	10,137
*	Synopex, Inc.	15,828	70,560
	Systems Technology, Inc.	2,490	34,908
	T&L Co. Ltd.	1,035	52,472
	Taekwang Industrial Co. Ltd.	83	44,204
	TAEKYUNG BK Co. Ltd.	5,136	16,618
*	Taewoong Co. Ltd.	2,925	30,931
	Taeyang Metal Industrial Co. Ltd.	9,366	19,704
*	Taihan Electric Wire Co. Ltd.	9,628	78,877
	TCC Steel	2,674	37,559
	TechWing, Inc.	5,914	142,099
	Telechips, Inc.	1,642	15,642
	TES Co. Ltd.	1,569	22,229
*	Theragen Etex Co. Ltd.	12,996	27,499
*	TK Chemical Corp.	18,770	20,313
	TK Corp.	4,663	69,015
		Shares	Value»
SOUTH KOREA — (Continued)
	TKG Huchems Co. Ltd.	6,016	$68,027
	TLB Co. Ltd.	759	9,163
	Tokai Carbon Korea Co. Ltd.	1,278	76,916
*	Tongyang Life Insurance Co. Ltd.	12,025	51,701
	Toptec Co. Ltd.	5,346	15,526
	Tovis Co. Ltd.	4,782	53,132
	TSE Co. Ltd.	588	16,919
*	Tuksu Construction Co. Ltd.	2,777	15,960
	TYM Corp.	11,325	35,770
	UBCare Co. Ltd.	3,061	8,131
*	Ubivelox, Inc.	1,708	8,971
	Uju Electronics Co. Ltd.	1,295	24,968
*	Uni-Chem Co. Ltd.	21,092	24,313
	Unid Co. Ltd.	1,058	65,367
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	36,601
	Uniquest Corp.	3,582	14,479
*	Unison Co. Ltd.	11,710	9,853
*	UniTest, Inc.	3,147	21,866
	Unitrontech Co. Ltd.	2,869	11,841
	Value Added Technology Co. Ltd.	2,937	41,937
	Viatron Technologies, Inc.	4,010	21,506
	VICTEK Co. Ltd.	3,541	10,195
*††	Vidente Co. Ltd.	12,986	5,691
	Vieworks Co. Ltd.	1,715	29,607
*	Vina Tech Co. Ltd.	522	9,199
	VIOL Co. Ltd.	4,862	28,715
	Vitzro Tech Co. Ltd.	2,270	12,456
	Vitzrocell Co. Ltd.	4,594	77,179
*	VM, Inc.	3,810	31,131
*	VT Co. Ltd.	6,488	174,321
	Webzen, Inc.	5,138	49,835
	Whanin Pharmaceutical Co. Ltd.	2,615	21,572
	WiSoL Co. Ltd.	4,967	23,919
	Won Tech Co. Ltd.	16,450	95,107
*	Wonik Holdings Co. Ltd.	10,865	31,653
	WONIK IPS Co. Ltd.	3,743	59,626
	Wonik Materials Co. Ltd.	1,797	25,531
	Wonik QnC Corp.	4,248	50,774
	Woojin, Inc.	2,166	12,276
*	Woongjin Co. Ltd.	11,317	11,234

186

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Wooree Bio Co. Ltd.	4,851	$7,738
	Woori Financial Group, Inc. (316140 KS)	178,328	2,220,642
	Woori Financial Group, Inc. (WF US), Sponsored ADR	773	28,655
*	Woori Technology Investment Co. Ltd.	10,762	50,091
*	Woori Technology, Inc.	22,299	31,528
*	Woosu AMS Co. Ltd.	11,985	25,997
	Worldex Industry & Trading Co. Ltd.	3,898	47,899
*	Wysiwyg Studios Co. Ltd.	6,944	6,204
	Xexymix Corp.	8,850	37,911
	Y G-1 Co. Ltd.	3,502	14,382
*	YC Corp.	4,787	33,078
	YG Entertainment, Inc.	2,791	131,766
*	YG PLUS	16,489	63,501
*	YMT Co. Ltd.	3,720	23,627
	Youlchon Chemical Co. Ltd.	1,214	23,862
	Young Poong Corp.	1,230	32,128
	Youngone Corp.	8,797	293,339
	Youngone Holdings Co. Ltd.	1,616	108,784
	Yuanta Securities Korea Co. Ltd.	27,085	56,381
#	Yuhan Corp.	5,469	438,235
	YuHwa Securities Co. Ltd.	6,972	11,887
*	Yulho Co. Ltd.	6,937	8,544
*	Yungjin Pharmaceutical Co. Ltd.	16,046	22,978
	Zeus Co. Ltd.	3,741	34,043
	Zinus, Inc.	1,437	17,628
TOTAL SOUTH KOREA			127,115,523
SPAIN — (0.0%)
	AmRest Holdings SE	10,607	49,666
TAIWAN — (18.0%)
	104 Corp.	2,000	14,287
	91APP, Inc.	16,000	41,911
	Aaeon Technology, Inc.	4,199	16,493
	ABC Taiwan Electronics Corp.	19,210	8,928
	Abico Avy Co. Ltd.	36,021	35,397
		Shares	Value»
TAIWAN — (Continued)
#	Ability Enterprise Co. Ltd.	47,000	$68,502
	Ability Opto-Electronics Technology Co. Ltd.	10,200	41,890
	AcBel Polytech, Inc.	193,382	155,818
	Accton Technology Corp.	106,000	1,974,390
	Acer Cyber Security, Inc.	3,868	22,587
	Acer E-Enabling Service Business, Inc.	3,000	22,694
#	Acer, Inc.	1,074,000	1,173,586
*	ACES Electronic Co. Ltd.	25,764	38,845
*	Acon Holding, Inc.	48,041	13,765
	Acter Group Corp. Ltd.	35,518	447,109
	Action Electronics Co. Ltd.	52,000	24,895
#	ADATA Technology Co. Ltd.	99,053	259,107
	Addcn Technology Co. Ltd.	11,506	62,883
	Advanced Energy Solution Holding Co. Ltd.	10,000	266,957
	Advanced International Multitech Co. Ltd.	28,000	59,545
*	Advanced Optoelectronic Technology, Inc.	36,000	18,016
	Advanced Power Electronics Corp.	13,000	30,130
#	Advancetek Enterprise Co. Ltd.	98,000	220,886
	Advantech Co. Ltd.	63,406	664,252
*	AEON Motor Co. Ltd.	9,000	7,934
	Aerospace Industrial Development Corp.	102,000	149,501
	AGV Products Corp.	138,000	48,381
	AIC, Inc.	1,000	9,323
	Airoha Technology Corp.	8,000	126,685
	Airtac International Group	26,532	728,734
	Alchip Technologies Ltd.	16,000	1,069,211
	Alexander Marine Co. Ltd.	4,217	18,772

187

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	All Ring Tech Co. Ltd.	6,000	$48,000
#	Allied Supreme Corp.	17,000	129,402
#	Allis Electric Co. Ltd.	55,102	159,942
	Alltek Technology Corp.	79,475	95,790
	Alltop Technology Co. Ltd.	12,001	91,703
	Alpha Networks, Inc.	80,772	69,696
	Altek Corp.	77,620	88,510
	Amazing Microelectronic Corp.	18,295	42,652
	Ambassador Hotel	13,000	18,280
	AMPACS Corp.	20,000	20,529
	Ampire Co. Ltd.	28,000	26,333
	AMPOC Far-East Co. Ltd.	22,000	60,384
	AmTRAN Technology Co. Ltd.	170,425	76,393
*	Amulaire Thermal Technology, Inc.	16,883	13,334
	Anji Technology Co. Ltd.	14,278	13,153
	Anpec Electronics Corp.	17,000	80,293
	Aopen, Inc.	12,000	17,353
	AP Memory Technology Corp.	2,000	14,937
#	Apac Opto Electronics, Inc.	20,000	46,588
	Apacer Technology, Inc.	24,000	34,533
	APAQ Technology Co. Ltd.	5,000	15,565
	APCB, Inc.	35,000	15,935
	Apex Biotechnology Corp.	14,000	13,778
	Apex Dynamics, Inc.	2,000	42,022
	Apex Science & Engineering	31,212	10,923
	Arcadyan Technology Corp.	31,805	235,356
	Argosy Research, Inc.	17,013	77,259
#	ASE Technology Holding Co. Ltd.	365,000	1,555,337
#	Asia Optical Co., Inc.	68,000	289,040
	Asia Polymer Corp.	90,295	35,793
	Asia Tech Image, Inc.	21,000	63,468
	Asia Vital Components Co. Ltd.	65,158	956,704
	ASIX Electronics Corp.	11,000	31,366
		Shares	Value»
TAIWAN — (Continued)
	ASMedia Technology, Inc.	8,000	$422,992
	ASolid Technology Co. Ltd.	16,000	27,751
	ASPEED Technology, Inc.	11,600	1,091,286
	ASROCK, Inc.	13,000	71,580
	Asustek Computer, Inc.	142,000	2,596,739
	ATE Energy International Co. Ltd.	30,000	22,010
	Aten International Co. Ltd.	20,000	42,855
	Auden Techno Corp.	5,000	13,360
	Audix Corp.	21,000	39,445
#	AURAS Technology Co. Ltd.	14,000	215,904
	Aurora Corp.	17,000	32,506
	Avalue Technology, Inc.	11,000	33,721
	Avermedia Technologies	15,400	18,576
	Axiomtek Co. Ltd.	21,986	70,598
	Azurewave Technologies, Inc.	20,000	28,670
	Bafang Yunji International Co. Ltd.	5,000	28,680
	Basso Industry Corp.	23,000	26,792
	BenQ Materials Corp.	52,000	38,692
	BES Engineering Corp.	529,000	174,716
#	Bin Chuan Enterprise Co. Ltd.	29,000	44,242
	Bionime Corp.	5,000	8,798
	Bioteque Corp.	10,000	39,566
	Bizlink Holding, Inc.	33,077	559,934
	Bon Fame Co. Ltd.	8,000	18,912
	Bora Pharmaceuticals Co. Ltd.	11,896	265,740
	Brave C&H Supply Co. Ltd.	6,000	18,687
	Bright Led Electronics Corp.	27,000	15,411
	Brightek Optoelectronic Co. Ltd.	16,000	22,530
	Brighton-Best International Taiwan, Inc.	106,000	110,568

188

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Brillian Network & Automation Integrated System Co. Ltd.	6,000	$34,410
#	Browave Corp.	9,000	44,571
	C Sun Manufacturing Ltd.	26,267	116,590
	Calitech Co. Ltd.	9,000	17,522
*	Caliway Biopharmaceuticals Co. Ltd.	5,000	104,494
*	Cameo Communications, Inc.	32,537	9,009
	Capital Futures Corp.	26,812	40,674
*	Career Technology MFG. Co. Ltd.	49,657	18,184
#	Castles Technology Co. Ltd.	20,430	44,205
	Caswell, Inc.	8,000	22,478
	Cathay Chemical Works	14,000	23,743
	Cathay Financial Holding Co. Ltd.	1,014,188	1,868,651
	Cathay Real Estate Development Co. Ltd.	234,000	141,463
	CCP Contact Probes Co. Ltd.	25,601	22,153
*	Celxpert Energy Corp.	33,316	30,066
	Cenra, Inc.	38,000	41,217
#	Center Laboratories, Inc.	151,986	169,862
	Central Reinsurance Co. Ltd.	147,642	121,299
#	Century Iron & Steel Industrial Co. Ltd.	64,000	352,690
	Chailease Holding Co. Ltd.	298,494	1,074,010
*	ChainQui Construction Development Co. Ltd.	34,700	15,536
	Champion Microelectronic Corp.	4,100	5,869
	Chang Hwa Commercial Bank Ltd.	579,841	330,638
	Chang Wah Electromaterials, Inc.	86,000	115,773
		Shares	Value»
TAIWAN — (Continued)
	Chang Wah Technology Co. Ltd.	63,000	$71,033
	Channel Well Technology Co. Ltd.	43,000	97,571
	Chant Sincere Co. Ltd.	15,000	23,496
	CHC Healthcare Group	45,000	60,888
	CHC Resources Corp.	13,000	29,255
	Chen Full International Co. Ltd.	29,000	43,486
	Chenbro Micom Co. Ltd.	15,000	117,160
	Cheng Loong Corp.	189,000	103,283
*	Cheng Mei Materials Technology Corp.	141,065	57,027
	Cheng Uei Precision Industry Co. Ltd.	93,000	142,531
	Chia Chang Co. Ltd.	42,000	51,060
	Chia Hsin Cement Corp.	92,320	42,854
	Chicony Electronics Co. Ltd.	179,185	863,377
	Chicony Power Technology Co. Ltd.	43,055	144,094
	Chien Kuo Construction Co. Ltd.	35,200	31,418
	Chien Shing Harbour Service Co. Ltd.	8,000	12,061
	China Bills Finance Corp.	222,000	103,471
	China Electric Manufacturing Corp.	63,900	27,226
#	China General Plastics Corp.	110,971	38,625
	China Glaze Co. Ltd.	40,000	20,201
*	China Man-Made Fiber Corp.	347,588	69,048
	China Metal Products	53,000	43,935
#	China Motor Corp.	77,200	173,146
#*	China Petrochemical Development Corp.	441,000	99,132
	China Steel Chemical Corp.	40,000	114,344
	China Steel Structure Co. Ltd.	4,000	5,481

189

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Wire & Cable Co. Ltd.	21,000	$22,170
	Ching Feng Home Fashions Co. Ltd.	36,495	28,027
*	Chip Hope Co. Ltd.	5,000	6,135
	Chlitina Holding Ltd.	17,513	62,428
	Chong Hong Construction Co. Ltd.	47,000	128,763
	Chroma ATE, Inc.	66,000	603,322
	Chun YU Works & Co. Ltd.	17,850	11,681
	Chun Yuan Steel Industry Co. Ltd.	155,000	88,132
	Chung Hung Steel Corp.	257,000	129,925
	Chung Hwa Chemical Industrial Works Ltd.	21,000	15,121
	Chung Hwa Food Industrial Co. Ltd.	8,500	24,316
*	Chung Hwa Pulp Corp.	63,000	25,182
	Chung Lien Co. Ltd.	9,000	10,552
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	186,000	742,171
	Chunghwa Telecom Co. Ltd. (2412 TT)	127,000	513,449
	Chyang Sheng Texing Co. Ltd.	15,000	10,645
	Cleanaway Co. Ltd. (8422 TT)	18,000	102,211
	Clevo Co.	138,000	206,807
	Collins Co. Ltd.	24,000	11,508
	Compal Electronics, Inc.	1,261,000	1,086,569
	Complex Micro Interconnection Co. Ltd.	10,000	12,835
	Compucase Enterprise	19,000	39,050
	Continental Holdings Corp.	111,000	84,540
	Contrel Technology Co. Ltd.	38,000	45,125
	Coremax Corp.	22,265	31,394
	Coretronic Corp.	99,000	194,850
	Co-Tech Development Corp.	43,000	64,179
	Coxon Precise Industrial Co. Ltd.	18,000	8,551
		Shares	Value»
TAIWAN — (Continued)
	Creative Sensor, Inc.	15,300	$21,918
*	CSBC Corp. Taiwan	96,000	50,404
	CTBC Financial Holding Co. Ltd.	2,261,000	2,786,093
	CTCI Advanced Systems, Inc.	2,000	8,820
	CTCI Corp.	179,000	153,916
	CTI Traffic Industries Co. Ltd.	1,000	3,353
	CviLux Corp.	25,000	36,637
	Cyberlink Corp.	13,000	40,316
	CyberPower Systems, Inc.	16,800	148,312
*	CyberTAN Technology, Inc.	111,000	78,577
	Cystech Electronics Corp.	3,150	8,014
	DA CIN Construction Co. Ltd.	84,600	148,698
	Dafeng TV Ltd.	10,000	16,647
	Dah San Electric Wire & Cable Co. Ltd.	10,000	16,279
	Da-Li Development Co. Ltd.	85,771	124,459
	Darfon Electronics Corp.	51,000	60,612
	Darwin Precisions Corp.	87,000	31,121
	Daxin Materials Corp.	23,000	118,860
	De Licacy Industrial Co. Ltd.	76,338	34,305
	Delpha Construction Co. Ltd.	40,000	41,475
	Delta Electronics, Inc.	106,000	1,110,689
	Depo Auto Parts Ind Co. Ltd.	19,000	108,422
	DFI, Inc.	14,000	27,405
	Dimerco Data System Corp.	12,450	48,730
	Dimerco Express Corp.	60,104	138,401
	D-Link Corp.	181,920	93,522
	Donpon Precision, Inc.	27,000	24,188
	Dr. Wu Skincare Co. Ltd.	6,000	25,314
	Draytek Corp.	13,000	13,827
	Drewloong Precision, Inc.	3,000	16,433
*	Dyaco International, Inc.	32,226	23,828
	Dynamic Medical Technologies, Inc.	8,400	21,872

190

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Dynapack International Technology Corp.	37,000	$201,201
	E Ink Holdings, Inc.	60,000	419,135
	E.Sun Financial Holding Co. Ltd.	972,777	862,830
	Eastech Holding Ltd.	7,000	22,649
*	Eastern Media International Corp.	74,465	38,108
	Eclat Textile Co. Ltd.	26,000	338,894
	eCloudvalley Digital Technology Co. Ltd.	8,000	22,517
*	Edimax Technology Co. Ltd.	46,000	32,540
	Edison Opto Corp.	30,619	18,995
	Edom Technology Co. Ltd.	44,000	33,739
	eGalax_eMPIA Technology, Inc.	19,032	25,372
	Elan Microelectronics Corp.	85,100	350,027
	E-Lead Electronic Co. Ltd.	13,328	20,178
	E-LIFE MALL Corp.	20,000	45,508
*	Elite Advanced Laser Corp.	25,600	165,798
	Elite Material Co. Ltd.	82,000	1,427,081
	Elite Semiconductor Microelectronics Technology, Inc.	57,000	92,673
	Elitegroup Computer Systems Co. Ltd.	88,000	42,692
	eMemory Technology, Inc.	16,000	1,288,344
	Emerging Display Technologies Corp.	44,000	33,072
	ENE Technology, Inc.	14,000	16,050
	Ennoconn Corp.	43,464	365,554
	Eris Technology Corp.	4,844	24,789
	Eson Precision Ind Co. Ltd.	32,000	45,113
	Eternal Materials Co. Ltd.	260,224	208,583
	Eurocharm Holdings Co. Ltd.	6,000	29,064
	Ever Supreme Bio Technology Co. Ltd.	7,400	38,449
	Evergreen Aviation Technologies Corp.	29,000	94,548
		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	116,000	$105,001
	EVERGREEN Steel Corp.	49,000	126,639
	Everlight Chemical Industrial Corp.	165,000	86,958
#	Everlight Electronics Co. Ltd.	117,000	280,627
	Evertop Wire Cable Corp.	33,000	24,957
	Excel Cell Electronic Co. Ltd.	15,000	8,623
	Excellence Opto, Inc.	15,000	9,588
	Excelsior Medical Co. Ltd.	22,692	61,877
	Far Eastern Department Stores Ltd.	142,000	104,233
	Far Eastern International Bank	335,205	134,961
	Far Eastern New Century Corp.	352,000	362,224
	Far EasTone Telecommunications Co. Ltd.	167,000	447,820
	Faraday Technology Corp.	61,621	349,958
	Farglory F T Z Investment Holding Co. Ltd.	24,580	26,403
#	Farglory Land Development Co. Ltd.	104,000	194,182
	Feedback Technology Corp.	12,960	43,588
	Feng Hsin Steel Co. Ltd.	60,000	112,878
	Feng TAY Enterprise Co. Ltd.	86,048	304,595
	FineTek Co. Ltd.	4,080	15,418
	Firich Enterprises Co. Ltd.	35,000	28,441
*	First Copper Technology Co. Ltd.	34,000	37,562
	First Financial Holding Co. Ltd.	1,480,713	1,179,103
	First Hotel	33,000	13,689
	First Insurance Co. Ltd.	69,000	63,695

191

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	First Steamship Co. Ltd.	121,000	$23,335
	FIT Holding Co. Ltd.	46,000	67,630
	Fitipower Integrated Technology, Inc.	30,450	209,028
	FLEXium Interconnect, Inc.	93,000	147,677
	Flytech Technology Co. Ltd.	26,000	92,420
	FocalTech Systems Co. Ltd.	81,000	157,565
	Forcecon Tech Co. Ltd.	19,285	66,851
*	Forest Water Environment Engineering Co. Ltd.	9,938	9,330
	Formosa Chemicals & Fibre Corp.	341,000	266,476
*	Formosa Electronic Industries, Inc.	20,000	22,103
	Formosa International Hotels Corp.	10,000	62,348
	Formosa Oilseed Processing Co. Ltd.	11,400	10,568
	Formosa Optical Technology Co. Ltd.	7,000	30,482
#	Formosa Plastics Corp.	149,000	158,750
	Formosan Rubber Group, Inc.	74,700	58,434
	Formosan Union Chemical	115,000	62,377
#	Fortune Electric Co. Ltd.	28,200	371,686
	Fositek Corp.	6,000	86,531
	Founding Construction & Development Co. Ltd.	75,000	41,159
	Foxconn Technology Co. Ltd.	148,000	275,471
	Foxsemicon Integrated Technology, Inc.	22,150	189,825
	Froch Enterprise Co. Ltd.	19,000	8,956
#	FSP Technology, Inc.	40,000	67,498
	Fu Chun Shin Machinery Manufacture Co. Ltd.	36,771	19,039
		Shares	Value»
TAIWAN — (Continued)
	Fu Hua Innovation Co. Ltd.	107,758	$126,735
	Fubon Financial Holding Co. Ltd.	921,630	2,442,716
	Fulgent Sun International Holding Co. Ltd.	32,868	104,731
*	Full Wang International Development Co. Ltd.	18,000	15,582
	Fullerton Technology Co. Ltd.	26,000	20,168
	Fusheng Precision Co. Ltd.	21,000	234,249
	G Shank Enterprise Co. Ltd.	36,004	82,279
	Gallant Micro Machining Co. Ltd.	1,000	12,097
#	Gamania Digital Entertainment Co. Ltd.	37,000	84,962
*	GCS Holdings, Inc.	20,000	58,272
	GEM Services, Inc.	12,100	24,566
	Gemtek Technology Corp.	109,000	96,954
*	General Interface Solution GIS Holding Ltd.	64,000	93,904
	General Plastic Industrial Co. Ltd.	24,000	23,865
	Generalplus Technology, Inc.	19,000	24,747
	Genesys Logic, Inc.	5,000	21,830
#	Genius Electronic Optical Co. Ltd.	23,634	277,596
	Genmont Biotech, Inc.	13,000	8,034
	Genovate Biotechnology Co. Ltd.	21,630	13,909
	GeoVision, Inc.	21,360	41,928
	Getac Holdings Corp.	97,000	326,403
	GFC Ltd.	10,000	33,794
	Gigabyte Technology Co. Ltd.	140,000	1,010,662
*	Gigasolar Materials Corp.	9,265	18,363
*	Gigastorage Corp.	97,000	37,078
	Global Lighting Technologies, Inc.	21,000	29,534
	Global PMX Co. Ltd.	6,000	17,275
	Global Unichip Corp.	27,000	867,380

192

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Globaltek Fabrication Co. Ltd.	9,000	$17,585
	Globe Union Industrial Corp.	61,138	20,865
#	Gloria Material Technology Corp.	111,000	153,226
*	Glotech Industrial Corp.	30,000	10,226
*	GlycoNex, Inc.	14,000	8,070
#	GMI Technology, Inc.	26,247	43,795
	Golden Long Teng Development Co. Ltd.	20,000	17,813
	Goldsun Building Materials Co. Ltd.	216,000	265,333
	Good Will Instrument Co. Ltd.	27,000	35,403
	Gordon Auto Body Parts	22,000	23,476
	Gourmet Master Co. Ltd.	12,208	34,957
	Grand Fortune Securities Co. Ltd.	115,000	44,255
#*	Grand Pacific Petrochemical	191,145	70,453
	Grand Process Technology Corp.	5,000	145,803
	GrandTech CG Systems, Inc.	12,272	20,260
	Grape King Bio Ltd.	31,000	132,026
	Great China Metal Industry	55,000	39,477
#	Great Taipei Gas Co. Ltd.	149,000	143,316
	Great Tree Pharmacy Co. Ltd.	24,843	123,945
	Green World FinTech Service Co. Ltd.	20,000	35,479
	Group Up Industrial Co. Ltd.	4,000	22,705
	GTM Holdings Corp.	43,000	42,858
	Gudeng Precision Industrial Co. Ltd.	11,393	131,615
	Hanpin Electron Co. Ltd.	23,000	33,679
	Harvatek Corp.	45,000	23,073
	Heran Co. Ltd.	12,000	31,916
	Hey Song Corp.	74,000	90,514
	Hi-Clearance, Inc.	8,592	38,379
	Highlight Tech Corp.	18,266	25,945
	Highwealth Construction Corp.	260,114	332,456
	Hi-Lai Foods Co. Ltd.	3,000	13,776
		Shares	Value»
TAIWAN — (Continued)
	HIM International Music, Inc.	10,000	$30,374
	Hiroca Holdings Ltd.	23,000	17,344
	Hitron Technology, Inc.	25,080	17,043
	Hiwin Technologies Corp.	38,350	264,724
#	Hiyes International Co. Ltd.	6,487	24,292
	Ho Tung Chemical Corp.	324,000	85,239
	Hocheng Corp.	66,420	37,058
	Holdings-Key Electric Wire & Cable Co. Ltd.	16,000	19,310
	Holy Stone Enterprise Co. Ltd.	37,350	97,727
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,036,600	4,618,361
	Hon Hai Precision Industry Co. Ltd. (HHPD LI), GDR	2,694	23,774
	Hon Hai Precision Industry Co. Ltd. (HNHPF US), GDR	5,974	52,213
	Hong Ho Precision Textile Co. Ltd.	16,000	13,008
	Hong Pu Real Estate Development Co. Ltd.	73,000	67,837
	Hong TAI Electric Industrial	70,000	67,514
#	Hotai Finance Co. Ltd.	73,080	155,315
	Hotai Motor Co. Ltd.	38,600	751,332
*	Hotron Precision Electronic Industrial Co. Ltd.	34,000	20,904
	Hsin Kuang Steel Co. Ltd.	34,000	45,903
	Hsin Yung Chien Co. Ltd.	11,620	32,222
*	HTC Corp.	182,000	220,318
	HUA ENG Wire & Cable Co. Ltd.	90,000	69,347
	Hua Jung Components Co. Ltd.	38,000	15,922
	Hua Nan Financial Holdings Co. Ltd.	1,125,894	953,314

193

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hua Yu Lien Development Co. Ltd.	13,000	$48,592
	Huaku Development Co. Ltd.	110,500	360,468
	Huang Hsiang Construction Corp.	33,000	53,274
	Huikwang Corp.	18,000	15,260
	Hung Ching Development & Construction Co. Ltd.	47,000	43,003
	Hung Sheng Construction Ltd.	128,592	91,754
	Huxen Corp.	10,000	15,713
	Hwacom Systems, Inc.	17,000	11,385
	Hwang Chang General Contractor Co. Ltd.	24,288	55,321
	Ibase Technology, Inc.	10,000	19,152
	Ichia Technologies, Inc.	62,000	71,333
#	I-Chiun Precision Industry Co. Ltd.	26,013	63,994
*	Ideal Bike Corp.	35,000	7,531
	IEI Integration Corp.	41,220	108,698
	Infortrend Technology, Inc.	56,000	43,439
	Info-Tek Corp.	24,000	23,164
	Innodisk Corp.	20,875	152,215
	Inpaq Technology Co. Ltd.	21,424	45,951
#	Insyde Software Corp.	16,800	134,898
	Intai Technology Corp.	6,000	20,124
	Integrated Service Technology, Inc.	14,000	44,459
	Interactive Digital Technologies, Inc.	5,000	12,421
*	International CSRC Investment Holdings Co.	218,220	72,533
#	International Games System Co. Ltd.	73,000	1,892,590
#	Inventec Corp.	713,000	910,751
	Iron Force Industrial Co. Ltd.	12,296	36,962
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	39,811
	ITE Technology, Inc.	42,000	170,859
		Shares	Value»
TAIWAN — (Continued)
	ITEQ Corp.	59,822	$120,137
	Jarllytec Co. Ltd.	18,000	69,427
	Jean Co. Ltd.	50,028	36,661
#	Jentech Precision Industrial Co. Ltd.	14,098	443,942
	Jetwell Computer Co. Ltd.	5,000	43,844
	Jia Wei Lifestyle, Inc.	7,619	11,937
	Jih Lin Technology Co. Ltd.	16,000	23,444
	JMC Electronics Co. Ltd.	7,000	5,825
	Johnson Chemical Pharmaceutical Works Corp.	5,000	10,993
	Johnson Health Tech Co. Ltd.	21,000	113,313
	JPC connectivity, Inc.	27,000	106,619
#	JSL Construction & Development Co. Ltd.	44,365	114,540
	Kaimei Electronic Corp.	15,120	26,716
	Kaori Heat Treatment Co. Ltd.	16,000	105,849
	Kaulin Manufacturing Co. Ltd.	23,000	9,214
	Kedge Construction Co. Ltd.	17,063	42,077
	KEE TAI Properties Co. Ltd.	102,515	40,649
	Kenda Rubber Industrial Co. Ltd.	144,000	106,222
	Kerry TJ Logistics Co. Ltd.	47,000	52,156
	Keystone Microtech Corp.	4,000	36,662
	KGI Financial Holding Co. Ltd.	2,432,019	1,261,429
	KHGEARS International Ltd.	5,420	25,675
	Kindom Development Co. Ltd.	141,900	226,359
	King Slide Works Co. Ltd.	10,000	546,960
#	King's Town Bank Co. Ltd.	204,000	308,852
*	King's Town Construction Co. Ltd.	27,000	40,101
	Kingstate Electronics Corp.	8,000	9,464
	Kinik Co.	16,000	122,996

194

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kinko Optical Co. Ltd.	35,163	$27,252
	Kinpo Electronics	312,000	194,838
	Kinsus Interconnect Technology Corp.	49,000	115,750
	KMC Kuei Meng International, Inc.	16,250	49,189
	KNH Enterprise Co. Ltd.	45,000	24,506
	Ko Ja Cayman Co. Ltd.	9,606	11,752
#	KS Terminals, Inc.	32,000	55,264
	Kung Long Batteries Industrial Co. Ltd.	12,000	53,508
*	Kung Sing Engineering Corp.	137,500	52,675
	Kuo Toong International Co. Ltd.	68,248	118,048
	Kuo Yang Construction Co. Ltd.	57,549	35,899
	Kwong Lung Enterprise Co. Ltd.	24,000	39,070
	L&K Engineering Co. Ltd.	57,390	424,178
	La Kaffa International Co. Ltd.	6,000	17,374
	Lang, Inc.	9,000	15,934
	Lanner Electronics, Inc.	25,143	68,789
	Largan Precision Co. Ltd. (3008 TT)	11,000	784,208
#	Laser Tek Taiwan Co. Ltd.	31,350	42,090
	Laster Tech Corp. Ltd.	29,579	26,493
*	Leader Electronics, Inc.	69,000	24,808
	LEE CHI Enterprises Co. Ltd.	63,000	22,043
	Lelon Electronics Corp.	23,832	53,917
	Lemtech Holdings Co. Ltd.	4,138	11,539
	Leo Systems, Inc.	12,000	11,597
*	Leofoo Development Co. Ltd.	23,000	12,384
	Lian HWA Food Corp.	22,832	93,092
	Lida Holdings Ltd.	10,000	6,352
	Lien Hwa Industrial Holdings Corp.	204,783	280,643
	Lite-On Technology Corp.	247,000	746,984
		Shares	Value»
TAIWAN — (Continued)
*	Long Bon International Co. Ltd.	21,000	$11,264
	Long Da Construction & Development Corp.	91,000	99,624
*	Longchen Paper & Packaging Co. Ltd.	215,583	61,522
	Longwell Co.	23,000	55,084
	Lotes Co. Ltd.	19,097	750,889
	Lotus Pharmaceutical Co. Ltd.	39,000	268,687
	Lu Hai Holding Corp.	8,084	7,116
	Lumax International Corp. Ltd.	29,000	86,349
*	Lung Yen Life Service Corp.	46,000	97,790
#	M31 Technology Corp.	2,640	42,540
	Macauto Industrial Co. Ltd.	17,000	27,101
	Macnica Galaxy, Inc.	8,000	24,567
	Macroblock, Inc.	10,000	19,174
	Makalot Industrial Co. Ltd.	59,263	527,304
	Marketech International Corp.	25,000	125,688
	Materials Analysis Technology, Inc.	14,725	71,758
	Mechema Chemicals International Corp.	18,000	29,727
*	Medeon Biodesign, Inc.	2,771	4,407
	MediaTek, Inc.	153,000	6,501,439
	Mega Financial Holding Co. Ltd.	425,203	503,560
	Megaforce Co. Ltd.	16,000	13,780
#	Meiloon Industrial Co.	42,600	29,702
	Mercuries & Associates Holding Ltd.	117,593	50,238
	Mercuries Data Systems Ltd.	13,000	10,126
*	Mercuries Life Insurance Co. Ltd.	933,669	161,374
	Merida Industry Co. Ltd.	43,000	178,350
	Merry Electronics Co. Ltd.	61,218	216,766
	METAAGE Corp.	30,000	47,932
*	Metatech AP, Inc.	4,000	4,716
*	Microbio Co. Ltd.	76,649	56,760
	Micro-Star International Co. Ltd.	233,000	1,019,043

195

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Mildef Crete, Inc.	10,000	$31,176
	MIN AIK Technology Co. Ltd.	35,000	28,064
	Mitac Holdings Corp.	247,073	411,479
*	Mobiletron Electronics Co. Ltd.	18,000	18,369
	momo.com, Inc.	34,234	346,251
*	MOSA Industrial Corp.	25,244	14,857
	Motech Industries, Inc.	72,000	42,311
	MPI Corp.	22,000	450,516
	MSSCORPS Co. Ltd.	6,480	25,278
	Munsin Garment Corp.	9,000	13,787
	Nak Sealing Technologies Corp.	9,000	32,724
	Nan Pao Resins Chemical Co. Ltd.	23,000	245,045
*	Nan Ren Lake Leisure Amusement Co. Ltd.	47,000	17,372
	Nan Ya Plastics Corp.	363,000	347,866
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	13,743
	Nantex Industry Co. Ltd.	99,200	83,068
	National Aerospace Fasteners Corp.	6,000	17,759
	National Petroleum Co. Ltd.	22,000	42,529
	Netronix, Inc.	11,000	38,775
*	New Asia Construction & Development Corp.	34,000	19,661
	New Best Wire Industrial Co. Ltd.	18,000	15,405
	Nichidenbo Corp.	48,000	96,893
	Nidec Chaun-Choung Technology Corp.	5,000	20,576
	Nien Hsing Textile Co. Ltd.	44,000	25,266
	Nien Made Enterprise Co. Ltd.	25,000	306,146
	Niko Semiconductor Co. Ltd.	19,836	24,695
	Nishoku Technology, Inc.	10,000	42,982
	Nova Technology Corp.	12,000	63,804
		Shares	Value»
TAIWAN — (Continued)
	Novatek Microelectronics Corp.	117,000	$1,902,800
	Nuvoton Technology Corp.	48,000	103,153
	O-Bank Co. Ltd.	259,507	77,180
	Ocean Plastics Co. Ltd.	70,000	76,061
	OK Biotech Co. Ltd.	43,928	24,865
	Orient Europharma Co. Ltd.	7,000	10,057
	Orient Semiconductor Electronics Ltd.	112,000	112,702
	Oriental Union Chemical Corp.	112,000	47,694
	O-TA Precision Industry Co. Ltd.	12,000	24,847
	Pacific Construction Co.	73,000	23,310
	Pacific Hospital Supply Co. Ltd.	13,000	37,678
*	Paiho Shih Holdings Corp.	43,178	29,242
	Pan Asia Chemical Corp.	40,613	13,368
	Pan German Universal Motors Ltd.	5,000	44,490
	Pan Jit International, Inc.	83,900	116,615
	Pan-International Industrial Corp.	83,000	98,171
	Panion & BF Biotech, Inc.	16,563	36,439
	Parade Technologies Ltd.	17,000	287,348
	Parpro Corp.	18,000	24,187
*	PChome Online, Inc.	42,983	50,341
	PCL Technologies, Inc.	8,297	24,668
	P-Duke Technology Co. Ltd.	11,579	30,048
	Pegatron Corp.	452,000	1,148,429
	Pegavision Corp.	6,000	65,457
	PharmaEngine, Inc.	14,000	39,180
*	PharmaEssentia Corp.	19,703	323,935
*	Phihong Technology Co. Ltd.	97,000	78,220
	Phison Electronics Corp.	52,000	727,097
*	Phytohealth Corp.	53,000	22,081
	Pixart Imaging, Inc.	31,000	208,102

196

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Planet Technology Corp.	17,000	$76,307
	Polytronics Technology Corp.	22,423	30,042
	Posiflex Technology, Inc.	8,000	64,804
	Pou Chen Corp.	278,000	286,276
	Power Wind Health Industry, Inc.	7,000	28,955
	Powertech Technology, Inc.	232,000	788,340
	Poya International Co. Ltd.	8,456	126,605
	President Chain Store Corp.	88,000	719,626
	Primax Electronics Ltd.	99,000	231,303
	Prince Housing & Development Corp.	286,000	81,539
	Princeton Technology Corp.	12,000	4,543
	Pro Hawk Corp.	5,000	23,744
	Promate Electronic Co. Ltd.	37,000	82,157
	PSS Co. Ltd.	7,000	29,791
	Qisda Corp.	394,000	330,051
	QST International Corp.	14,158	23,821
	Qualipoly Chemical Corp.	32,000	54,549
	Quang Viet Enterprise Co. Ltd.	16,000	42,092
	Quanta Computer, Inc.	200,000	1,502,537
	Quanta Storage, Inc.	66,000	167,345
*	Quintain Steel Co. Ltd.	41,000	12,746
	Radiant Opto-Electronics Corp.	103,000	478,463
	Radium Life Tech Co. Ltd.	199,011	78,546
	Rafael Microelectronics, Inc.	1,607	5,035
#	Raydium Semiconductor Corp.	15,000	152,537
#*	RDC Semiconductor Co. Ltd.	3,000	14,627
	Realtek Semiconductor Corp.	63,000	1,035,661
		Shares	Value»
TAIWAN — (Continued)
	ReaLy Development&Construction Corp.	11,000	$11,032
	Rechi Precision Co. Ltd.	86,000	79,983
	Rexon Industrial Corp. Ltd.	39,000	38,917
	Rich Development Co. Ltd.	235,870	66,410
	Richmond International Travel & Tours Co. Ltd.	4,000	11,176
*	Right WAY Industrial Co. Ltd.	22,000	8,211
*	RiTdisplay Corp.	11,000	11,789
*	Ritek Corp.	176,099	58,694
	Rodex Fasteners Corp.	12,000	13,598
	Ruentex Development Co. Ltd.	290,000	298,510
	Ruentex Engineering & Construction Co.	34,216	182,636
	Ruentex Industries Ltd.	143,784	247,099
	Run Long Construction Co. Ltd.	156,000	157,757
	Sakura Development Co. Ltd.	74,850	142,400
	Sampo Corp.	77,800	61,930
	San Fang Chemical Industry Co. Ltd.	65,000	79,927
	San Fu Chemical Co. Ltd.	3,000	9,702
	San Shing Fastech Corp.	22,000	36,556
	Sanyang Motor Co. Ltd.	121,000	262,197
	Savior Lifetec Corp.	45,000	27,138
	SCI Pharmtech, Inc.	9,000	20,292
	Scientech Corp.	10,000	85,115
	ScinoPharm Taiwan Ltd.	25,000	14,688
	SciVision Biotech, Inc.	6,000	17,669
	SDI Corp.	19,000	42,593
	Sea & Land Integrated Corp.	22,100	15,929
	Sea Sonic Electronics Co. Ltd.	8,000	15,853
	Securitag Assembly Group Co. Ltd.	4,000	10,574

197

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Senao International Co. Ltd.	33,000	$32,749
	Senao Networks, Inc.	8,141	44,921
#	Sensortek Technology Corp.	7,000	39,636
	Sercomm Corp.	70,000	229,415
	Sesoda Corp.	56,680	58,918
	Shanghai Commercial & Savings Bank Ltd.	848,856	1,251,781
	Sharehope Medicine Co. Ltd.	40,405	34,900
	Sheh Fung Screws Co. Ltd.	6,000	7,622
	Sheng Yu Steel Co. Ltd.	41,000	30,721
	ShenMao Technology, Inc.	30,000	54,892
	Shieh Yih Machinery Industry Co. Ltd.	20,000	17,687
	Shih Her Technologies, Inc.	11,000	34,113
	Shihlin Electric & Engineering Corp.	52,000	233,139
	Shin Hsiung Natural Gas Co. Ltd.	13,771	17,913
*	Shin Kong Financial Holding Co. Ltd.	3,482,629	1,285,141
	Shin Ruenn Development Co. Ltd.	18,236	35,710
	Shin Shin Natural Gas Co.	7,000	8,530
#	Shin Zu Shing Co. Ltd.	51,459	300,213
*	Shining Building Business Co. Ltd.	102,206	33,940
	Shinkong Insurance Co. Ltd.	85,000	283,858
	Shinkong Synthetic Fibers Corp.	339,000	132,546
	Shinkong Textile Co. Ltd.	29,000	37,329
	Shiny Brands Group Co. Ltd.	3,000	12,412
	Shiny Chemical Industrial Co. Ltd.	27,498	114,542
*	Shun On Electronic Co. Ltd.	13,000	9,615
#	Shuttle, Inc.	106,000	55,815
	Sigurd Microelectronics Corp.	126,438	286,518
		Shares	Value»
TAIWAN — (Continued)
	Silergy Corp.	54,000	$680,740
	Silicon Integrated Systems Corp.	54,000	82,306
	Silicon Power Computer & Communications, Inc.	21,000	16,653
	Simplo Technology Co. Ltd.	54,000	591,075
	Sinbon Electronics Co. Ltd.	50,000	348,363
	Sinher Technology, Inc.	11,000	8,882
	Sinmag Equipment Corp.	11,000	50,856
	Sino-American Silicon Products, Inc.	19,000	65,866
	Sinon Corp.	130,000	163,077
	SinoPac Financial Holdings Co. Ltd.	977,327	653,072
	Sinopower Semiconductor, Inc.	5,500	15,753
	Sinphar Pharmaceutical Co. Ltd.	24,840	24,688
	Sinyi Realty, Inc.	81,965	71,596
	Sirtec International Co. Ltd.	25,200	22,838
	Sitronix Technology Corp.	37,000	245,177
	Siward Crystal Technology Co. Ltd.	33,000	21,643
	Soft-World International Corp.	16,000	50,049
#	Solar Applied Materials Technology Corp.	151,711	250,544
	Solteam, Inc.	20,264	30,611
*	Solytech Enterprise Corp.	27,000	9,136
	Song Shang Electronics Co. Ltd.	17,000	14,097
	Sonix Technology Co. Ltd.	35,000	38,158
	Southeast Cement Co. Ltd.	17,000	9,819
	Speed Tech Corp.	20,000	25,822
	Sporton International, Inc.	33,402	175,172
	Sports Gear Co. Ltd.	11,000	39,977
	St. Shine Optical Co. Ltd.	12,000	64,621

198

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	$36,489
	Standard Foods Corp.	107,000	112,899
	Stark Technology, Inc.	27,000	123,759
*	Starlux Airlines Co. Ltd.	27,000	20,484
*	Sun Yad Construction Co. Ltd.	68,477	31,347
	Sunflex Tech Co. Ltd.	24,392	17,541
	Sunfun Info Co. Ltd.	60,450	55,526
	Sunjuice Holdings Co. Ltd.	3,000	11,445
*	Sunko INK Co. Ltd.	64,750	24,166
	SunMax Biotechnology Co. Ltd.	6,000	88,634
	Sunonwealth Electric Machine Industry Co. Ltd.	47,000	127,454
	Sunplus Innovation Technology, Inc.	6,000	23,998
*	Sunplus Technology Co. Ltd.	118,000	79,207
	Sunrex Technology Corp.	28,000	46,085
	Sunspring Metal Corp.	27,540	22,755
	Superalloy Industrial Co. Ltd.	13,000	25,263
	Superior Plating Technology Co. Ltd.	6,000	10,124
#	Supreme Electronics Co. Ltd.	215,025	342,676
	Swancor Holding Co. Ltd.	26,000	60,299
	Sweeten Real Estate Development Co. Ltd.	46,961	45,803
	Symtek Automation Asia Co. Ltd.	6,482	31,444
	Syncmold Enterprise Corp.	22,500	56,138
	Syngen Biotech Co. Ltd.	4,000	14,949
	Synmosa Biopharma Corp.	59,897	60,519
	Synnex Technology International Corp.	413,000	916,255
	Syscom Computer Engineering Co.	7,000	13,962
		Shares	Value»
TAIWAN — (Continued)
	Systex Corp.	50,000	$188,936
	T3EX Global Holdings Corp.	29,000	64,164
	TA Chen Stainless Pipe	511,801	672,688
	Ta Ya Electric Wire & Cable	108,811	121,928
	Tah Hsin Industrial Corp.	12,870	26,399
	TA-I Technology Co. Ltd.	26,750	39,115
#*	Tai Tung Communication Co. Ltd.	53,385	35,046
	Taichung Commercial Bank Co. Ltd.	825,920	512,236
	TaiDoc Technology Corp.	25,000	104,764
#	Taiflex Scientific Co. Ltd.	53,838	75,227
	Taimide Tech, Inc.	27,000	42,931
	Tainan Enterprises Co. Ltd.	33,000	31,007
	Tainan Spinning Co. Ltd.	158,000	59,500
*	Tainergy Tech Co. Ltd.	25,000	7,840
	Tai-Saw Technology Co. Ltd.	29,000	17,892
#	Taishin Financial Holding Co. Ltd.	1,387,954	725,303
	TaiSol Electronics Co. Ltd.	22,000	34,110
	Taita Chemical Co. Ltd.	83,945	31,644
	TAI-TECH Advanced Electronics Co. Ltd.	6,000	17,845
	Taiwan Business Bank	1,198,439	530,774
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	24,819
	Taiwan Cooperative Financial Holding Co. Ltd.	546,762	417,600
	Taiwan Environment Scientific Co. Ltd.	18,000	12,032
	Taiwan Fertilizer Co. Ltd.	80,000	128,322
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	79,510
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	66,773

199

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Taiwan Glass Industry Corp.	159,000	$69,973
	Taiwan High Speed Rail Corp.	260,000	220,730
	Taiwan Hon Chuan Enterprise Co. Ltd.	75,645	366,098
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	61,181	61,006
††	Taiwan Land Development Corp.	134,000	2,105
	Taiwan Mask Corp.	46,000	44,928
	Taiwan Mobile Co. Ltd.	262,000	930,233
	Taiwan Paiho Ltd.	37,000	67,599
	Taiwan PCB Techvest Co. Ltd.	67,000	63,040
	Taiwan Sakura Corp.	29,000	80,023
	Taiwan Sanyo Electric Co. Ltd.	25,000	29,674
	Taiwan Secom Co. Ltd.	93,000	333,736
	Taiwan Semiconductor Co. Ltd.	48,000	69,838
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,246,000	35,304,851
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	83,594	13,934,284
	Taiwan Shin Kong Security Co. Ltd.	76,500	97,924
*	Taiwan Styrene Monomer	164,000	46,212
	Taiwan Surface Mounting Technology Corp.	67,000	214,695
	Taiwan Taxi Co. Ltd.	6,615	27,780
*	Taiwan TEA Corp.	162,000	83,081
#	Taiwan Union Technology Corp.	73,000	311,397
#*	Tatung Co. Ltd.	351,000	446,350
*	TBI Motion Technology Co. Ltd.	11,000	13,733
	TCI Co. Ltd.	25,877	120,320
	Te Chang Construction Co. Ltd.	12,000	21,488
	Teco Electric & Machinery Co. Ltd.	304,000	465,881
		Shares	Value»
TAIWAN — (Continued)
	Tehmag Foods Corp.	6,400	$60,556
	Test Research, Inc.	36,000	120,665
	Test Rite International Co. Ltd.	53,000	33,785
	Thermaltake Technology Co. Ltd.	15,000	12,993
	Thinking Electronic Industrial Co. Ltd.	17,000	68,037
	Thye Ming Industrial Co. Ltd.	36,000	80,732
	Tofu Restaurant Co. Ltd.	1,120	7,631
	Ton Yi Industrial Corp.	297,000	168,177
	Tong Hsing Electronic Industries Ltd.	51,857	171,880
	Tong Yang Industry Co. Ltd.	61,000	250,997
	Tong-Tai Machine & Tool Co. Ltd.	60,000	46,921
	Top Union Electronics Corp.	21,481	21,918
	Topco Scientific Co. Ltd.	55,040	422,798
	Topco Technologies Corp.	18,000	36,396
	Topkey Corp.	17,000	96,540
	Topoint Technology Co. Ltd.	35,000	29,427
#*	TPK Holding Co. Ltd.	89,000	85,619
	Trade-Van Information Services Co.	16,000	44,166
#	Transcend Information, Inc.	59,000	185,451
	Transcom, Inc.	13,840	45,186
	Trusval Technology Co. Ltd.	2,000	11,710
	Tsann Kuen Enterprise Co. Ltd.	13,331	11,104
	TSC Auto ID Technology Co. Ltd.	9,128	52,877
	TSRC Corp.	104,000	60,980
	Ttet Union Corp.	6,000	28,345
	TTFB Co. Ltd.	3,326	20,352
	TTY Biopharm Co. Ltd.	42,000	101,353
*	Tul Corp.	12,000	22,429
	Tung Ho Steel Enterprise Corp.	114,270	230,768
	Tung Thih Electronic Co. Ltd.	9,900	20,660

200

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TURVO International Co. Ltd.	13,000	$70,919
#	TXC Corp.	80,000	222,231
	TYC Brother Industrial Co. Ltd.	39,000	59,040
	Tycoons Group Enterprise	72,388	18,545
	TZE Shin International Co. Ltd.	29,000	18,143
	Ubright Optronics Corp.	10,000	25,472
	UDE Corp.	21,000	53,810
	Ultra Chip, Inc.	15,000	27,370
	U-MEDIA Communications, Inc.	13,000	19,005
	Unic Technology Corp.	41,000	37,722
	Unictron Technologies Corp.	5,000	8,518
	Union Bank of Taiwan	471,541	245,382
*	Union Insurance Co. Ltd.	25,000	22,639
	Uni-President Enterprises Corp.	1,531,000	3,679,243
	Unitech Computer Co. Ltd.	37,000	44,552
*	Unitech Printed Circuit Board Corp.	139,535	105,665
*	United Alloy-Tech Co.	11,000	15,980
	United Integrated Services Co. Ltd.	71,000	979,619
	United Orthopedic Corp.	15,000	41,926
	United Radiant Technology	28,000	19,224
	United Recommend International Co. Ltd.	9,123	13,615
*	United Renewable Energy Co. Ltd.	377,571	101,557
*††	Unity Opto Technology Co. Ltd.	140,000	0
	Univacco Technology, Inc.	15,000	23,090
	Universal Cement Corp.	114,220	99,982
	Universal Microwave Technology, Inc.	3,000	35,669
	Universal Vision Biotechnology Co. Ltd.	23,257	130,140
		Shares	Value»
TAIWAN — (Continued)
#	UPC Technology Corp.	327,169	$85,245
	Userjoy Technology Co. Ltd.	13,505	39,721
#	USI Corp.	232,320	74,244
	U-Tech Media Corp.	34,000	14,718
	Utechzone Co. Ltd.	15,000	43,627
	UVAT Technology Co. Ltd.	8,000	18,730
	Value Valves Co. Ltd.	5,383	14,408
	Ve Wong Corp.	23,000	27,430
	Ventec International Group Co. Ltd.	18,000	38,265
	Via Technologies, Inc.	25,000	56,745
	Viking Tech Corp.	14,000	13,807
	Visco Vision, Inc.	8,000	41,181
	VisEra Technologies Co. Ltd.	21,000	133,248
	Visual Photonics Epitaxy Co. Ltd.	30,000	93,666
	Vivotek, Inc.	8,000	29,335
	Vizionfocus, Inc.	6,000	37,739
	Voltronic Power Technology Corp.	19,915	933,839
	Wafer Works Corp.	68,918	43,424
	Waffer Technology Corp.	19,276	30,165
	Wah Hong Industrial Corp.	13,000	13,496
	Wah Lee Industrial Corp.	66,780	198,803
	Walsin Lihwa Corp.	576,139	373,226
	Walsin Technology Corp.	44,000	108,102
	WEI Chih Steel Industrial Co. Ltd.	27,000	15,445
#	Weikeng Industrial Co. Ltd.	169,945	174,391
	Well Shin Technology Co. Ltd.	16,000	29,199
	Welldone Co.	13,000	20,425
	WELLELL, Inc.	17,000	11,723
	Wholetech System Hitech Ltd.	18,000	48,844
#*	Winbond Electronics Corp.	745,162	369,377
	Winmate, Inc.	7,000	29,911
	WinWay Technology Co. Ltd.	5,000	132,808
	Wisdom Marine Lines Co. Ltd.	123,102	232,877
#	Wistron Corp.	463,436	1,487,053
	Wistron NeWeb Corp.	96,372	380,067
	WITS Corp.	10,659	33,345

201

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wiwynn Corp.	20,000	$1,203,625
	Wonderful Hi-Tech Co. Ltd.	17,954	20,538
	Wowprime Corp.	13,194	91,791
	WPG Holdings Ltd.	610,400	1,293,183
	WT Microelectronics Co. Ltd.	186,432	682,914
*	XAC Automation Corp.	24,000	19,833
	Xxentria Technology Materials Corp.	29,975	47,606
	Ya Horng Electronic Co. Ltd.	8,000	14,849
	Yageo Corp.	53,960	773,688
	Yankey Engineering Co. Ltd.	11,528	145,496
#	YC INOX Co. Ltd.	153,324	102,051
	YCC Parts Manufacturing Co. Ltd.	13,000	21,443
	Yea Shin International Development Co. Ltd.	84,580	90,025
	Yen Sun Technology Corp.	9,000	11,833
*	Yeong Guan Energy Technology Group Co. Ltd.	9,000	8,258
	YFC-Boneagle Electric Co. Ltd.	30,236	20,814
	YFY, Inc.	241,000	196,795
	Yi Jinn Industrial Co. Ltd.	65,100	34,681
	Yieh Phui Enterprise Co. Ltd.	440,479	217,892
	Yonyu Plastics Co. Ltd.	23,000	14,899
	Young Fast Optoelectronics Co. Ltd.	17,000	26,847
*	Young Optics, Inc.	12,000	16,771
	Youngtek Electronics Corp.	28,000	54,080
	Yuanta Financial Holding Co. Ltd.	1,361,327	1,333,774
	Yuanta Futures Co. Ltd.	5,413	13,924
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	15,492
	Yulon Finance Corp.	140,471	474,583
	Yulon Motor Co. Ltd.	239,990	295,577
		Shares	Value»
TAIWAN — (Continued)
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	$47,118
	Yungshin Construction & Development Co. Ltd.	47,000	182,591
	YungShin Global Holding Corp.	46,000	94,345
	Yusin Holding Corp.	4,428	15,048
	Zeng Hsing Industrial Co. Ltd.	9,669	30,106
	Zenitron Corp.	64,000	63,661
	Zero One Technology Co. Ltd.	30,633	120,538
#	Zhen Ding Technology Holding Ltd.	117,800	360,870
	ZillTek Technology Corp.	6,000	40,937
*	Zinwell Corp.	72,000	26,634
	Zippy Technology Corp.	30,000	49,923
	Zyxel Group Corp.	97,909	92,155
TOTAL TAIWAN			195,741,120
THAILAND — (1.1%)
	AAPICO Hitech PCL (AH/F TB)	33,100	11,890
	AAPICO Hitech PCL (AH-R TB), NVDR	34,100	12,250
	Advanced Info Service PCL	18,300	161,607
	Advanced Information Technology PCL, Class F	258,500	32,037
	AEON Thana Sinsap Thailand PCL	24,600	77,692
	After You PCL	38,600	10,400
	Airports of Thailand PCL	134,300	153,779
	Amata Corp. PCL	111,300	49,311
#	AP Thailand PCL	1,025,500	245,592
	Asia Plus Group Holdings PCL	545,200	31,499
	Asian Insulators PCL	77,325	7,778
	Asian Sea Corp. PCL	134,700	31,049
	Bangchak Sriracha PCL	200,200	31,464
	Bangkok Aviation Fuel Services PCL	51,100	11,855
	Bangkok Bank PCL (BBLF TB)	67,400	282,473

202

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Bangkok Chain Hospital PCL	315,500	$142,615
	Bangkok Commercial Asset Management PCL	545,900	103,771
	Bangkok Dusit Medical Services PCL, Class F	880,000	632,241
#	Bangkok Expressway & Metro PCL	607,500	107,297
	Bangkok Land PCL	2,786,800	34,204
	Bangkok Life Assurance PCL, NVDR	50,800	25,548
	BCPG PCL	417,200	85,551
	BEC World PCL	319,801	38,677
	BKI Holdings PCL	7,000	59,093
	Bluebik Group PCL	18,700	16,094
	Brooker Group PCL	1,127,200	12,485
#*	BTS Group Holdings PCL	687,600	103,948
	Bumrungrad Hospital PCL	71,400	352,672
#	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	241,859
	Central Retail Corp. PCL	129,450	91,841
	CH Karnchang PCL	232,000	100,009
	Chayo Group PCL	114,500	7,129
#	Chularat Hospital PCL	1,448,100	77,163
	Com7 PCL	317,200	195,609
	CP ALL PCL	313,200	482,856
	CP Axtra PCL	16,163	12,217
	Delta Electronics Thailand PCL	314,000	921,179
*	Demco PCL	210,200	10,257
	Dhipaya Group Holdings PCL	130,400	75,340
	Diamond Building Products PCL	101,400	17,606
	Dohome PCL	11,714	1,894
	Don Muang Tollway PCL	34,300	10,371
	Eastern Polymer Group PCL	222,600	17,725
	Eastern Water Resources Development & Management PCL, Class F	200,000	10,418
		Shares	Value»
THAILAND — (Continued)
	Ekachai Medical Care PCL	101,131	$18,921
#*	Energy Absolute PCL	440,200	28,727
#	Exotic Food PCL	52,700	25,715
	Forth Corp. PCL	77,600	21,836
	Fortune Parts Industry PCL	205,700	9,914
	Frasers Property Thailand PCL	144,800	28,392
	Global Green Chemicals PCL	67,500	9,174
*	Gulf Development PCL	28,618	41,978
#	Gunkul Engineering PCL	1,265,500	60,235
	Haad Thip PCL	64,600	31,908
	Hana Microelectronics PCL	173,600	100,299
	Heng Leasing & Capital PCL	507,200	15,487
	Home Product Center PCL	807,600	205,496
	Ichitan Group PCL	152,500	54,782
	Index Livingmall PCL	55,400	23,384
	Indorama Ventures PCL	77,100	43,853
	Interlink Communication PCL	112,600	19,045
#	IRPC PCL	2,669,900	69,535
	IT City PCL	44,800	4,667
*	Italian-Thai Development PCL	963,900	8,079
#*	Jasmine International PCL	1,396,134	63,527
*	Jasmine Technology Solution PCL	43,600	53,187
#	Jaymart Group Holdings PCL	127,700	32,685
#	JMT Network Services PCL	128,200	52,961
	Kang Yong Electric PCL	1,200	10,525
	Karmarts PCL	261,916	74,486
	Kaset Thai International Sugar Corp. PCL, Class F	66,700	4,792
	Kasikornbank PCL (KBANKF TB)	23,300	111,251
	KCE Electronics PCL	150,400	78,340
	Kiatnakin Phatra Bank PCL	35,800	53,585
	Krung Thai Bank PCL	170,100	111,007
	Krungthai Card PCL	213,100	296,637

203

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Ladprao General Hospital PCL, Class F	40,000	$4,359
	Lalin Property PCL	148,400	22,212
	Land & Houses PCL (LHF TB)	2,577,200	327,116
	LH Financial Group PCL	1,964,400	45,868
	Loxley PCL	724,500	22,556
	LPN Development PCL	282,400	17,077
	Major Cineplex Group PCL	152,100	45,304
	Master Style PcL	9,600	6,006
	MBK PCL	193,335	89,129
	MC Group PCL	106,000	32,049
#	Mega Lifesciences PCL	135,000	122,250
	Minor International PCL	263,800	211,245
	MK Restaurants Group PCL	38,600	21,955
*	Mono Next PCL	387,700	19,150
	Namyong Terminal PCL	215,400	22,182
	Netbay PCL	24,000	14,513
	Noble Development PCL	258,300	16,393
	Northeast Rubber PCL	216,700	26,597
	Polyplex Thailand PCL	117,900	38,471
	Praram 9 Hospital PCL	55,400	41,461
#	Precious Shipping PCL	204,400	36,101
	Premier Marketing PCL	111,900	35,508
	Prima Marine PCL	118,400	21,089
	Property Perfect PCL	3,068,310	10,104
	Pruksa Holding PCL	260,300	37,403
*	PSG Corp. PCL	3,002,500	31,459
	PTG Energy PCL	345,100	72,832
	PTT Global Chemical PCL	139,900	72,452
#	PTT Oil & Retail Business PCL	266,000	115,462
	Quality Houses PCL	2,306,100	103,552
	Rajthanee Hospital PCL	31,400	12,408
	Ramkhamhaeng Hospital PCL	16,400	8,886
	Ratchaphruek Hospital PCL	60,100	9,895
		Shares	Value»
THAILAND — (Continued)
#	Ratchthani Leasing PCL	669,390	$29,457
	S Hotels & Resorts PCL	347,400	17,679
	Sahamitr Pressure Container PCL	71,900	18,080
	Saha-Union PCL	41,400	35,631
*	Samart Corp. PCL	156,200	32,498
	Sansiri PCL	5,141,200	213,928
#	Sappe PCL	18,300	19,311
	SC Asset Corp. PCL	553,900	38,469
††	SCG Ceramics PCL	248,200	1,412
	SCG Packaging PCL	120,900	51,031
	SEAFCO PCL	250,019	14,969
	Siam Global House PCL	354,855	74,891
	Siam Wellness Group PCL	78,100	8,978
	Siamgas & Petrochemicals PCL	263,500	54,822
	Sikarin PCL, Class F	132,000	26,870
*	Singer Thailand PCL	155,600	30,044
	Singha Estate PCL	706,700	14,597
#	SISB PCL	21,300	11,796
*	SKY ICT PCL	35,800	15,861
	Somboon Advance Technology PCL	40,500	14,064
	SPCG PCL	165,600	39,163
#	Sri Trang Agro-Industry PCL	223,000	90,121
#	Srinanaporn Marketing PCL	61,800	22,570
	Srisawad Corp. PCL	139,312	127,197
	Srithai Superware PCL	359,200	11,936
	Srivichai Vejvivat PCL	64,300	13,474
	Star Petroleum Refining PCL	474,800	77,463
*	Stecon Group PCL	267,400	58,835
*	STP & I PCL	248,700	18,612
#	Supalai PCL	364,000	172,166
*	Super Energy Corp. PCL	6,177,300	25,889
	Susco PCL	321,100	26,338
	SVI PCL	98,100	23,053
	Syntec Construction PCL	213,300	10,089
	TAC Consumer PCL	87,200	12,008
#	Taokaenoi Food & Marketing PCL, Class F	110,400	24,456
	Thai Nakarin Hospital PCL	18,000	18,256

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CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Oil PCL	300,865	$240,926
	Thai President Foods PCL	7,500	44,903
	Thai Stanley Electric PCL (STANLY/F TB), Class F	4,600	30,019
#	Thai Union Group PCL	459,500	148,559
	Thai Vegetable Oil PCL	29,410	19,985
	Thai Wah PCL	70,400	4,552
#*	Thaicom PCL	155,500	42,360
	Thaitheparos PCL	13,400	15,343
	Thanachart Capital PCL	61,800	88,339
*	Thonburi Healthcare Group PCL	61,900	17,974
	Tipco Asphalt PCL (TASCO/F TB)	156,536	70,290
	TIPCO Foods PCL	79,100	22,258
#	Tisco Financial Group PCL (TISCO/F TB)	43,500	127,941
	TKS Technologies PCL	86,680	14,661
	TMBThanachart Bank PCL	1,694,940	92,853
	TOA Paint Thailand PCL	239,400	73,099
	TTW PCL	174,740	46,032
	Union Auction PCL	46,200	9,958
	Unique Engineering & Construction PCL	257,300	14,943
	United Paper PCL	55,100	12,536
	Univentures PCL	150,400	4,277
	Vanachai Group PCL	99,600	6,440
#*	VGI PCL	771,680	52,670
	WHA Corp. PCL	1,434,100	129,651
	WHA Utilities & Power PCL	263,200	26,158
#*	Xspring Capital PCL	1,587,200	38,011
TOTAL THAILAND			11,506,551
TURKEY — (0.7%)
	Adel Kalemcilik Ticaret ve Sanayi AS	17,879	15,561
*	Adese Alisveris Merkezleri Ticaret AS	322,303	20,309
	Agesa Hayat ve Emeklilik AS	15,472	54,139
	Akbank TAS	296,476	376,738
*	Akenerji Elektrik Uretim AS	62,119	14,297
		Shares	Value»
TURKEY — (Continued)
*	Aksigorta AS	147,479	$23,169
#	Alarko Holding AS	33,803	81,020
	Albaraka Turk Katilim Bankasi AS	145,198	22,767
*	Alkim Alkali Kimya AS	77,919	29,752
	Anadolu Anonim Turk Sigorta Sirketi	79,800	181,463
	Anadolu Efes Biracilik Ve Malt Sanayii AS	28,071	116,743
	Anadolu Hayat Emeklilik AS	28,444	59,420
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	12,678	18,094
#*	Arcelik AS	21,239	62,944
	ARD Grup Bilisim Teknolojileri AS	25,944	17,015
	Aselsan Elektronik Sanayi Ve Ticaret AS	81,650	287,643
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	21,293	55,790
	Aydem Yenilenebilir Enerji AS	56,344	23,303
	Aygaz AS	16,157	53,768
*	Baticim Bati Anadolu Cimento Sanayii AS	173,879	23,908
	BIM Birlesik Magazalar AS	43,991	516,817
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,869	55,604
	Borusan Yatirim ve Pazarlama AS	701	38,782
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	11,665
	Celebi Hava Servisi AS	558	36,595
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	307	19,636
	Coca-Cola Icecek AS	82,181	111,519
	Deva Holding AS	8,625	12,723
#	Dogus Otomotiv Servis ve Ticaret AS	47,947	244,147
	EGE Endustri VE Ticaret AS	224	51,965

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CONTINUED
		Shares	Value»
TURKEY — (Continued)
	EGE Gubre Sanayii AS	16,200	$27,769
Ω	Enerjisa Enerji AS	30,234	42,619
#	Enka Insaat ve Sanayi AS	38,495	64,225
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,046	8,400
	Escar Turizm Tasimacilik Ticaret AS	23,987	41,767
#	Ford Otomotiv Sanayi AS	6,700	154,582
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	16,593	54,682
*	GSD Holding AS	354,746	38,764
*	Gubre Fabrikalari TAS	5,801	41,620
*	Hitit Bilgisayar Hizmetleri AS	13,959	14,900
*	Ihlas Holding AS	242,643	14,466
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	250,581	43,491
*	Info Yatirim AS	48,126	2,345
*	Inveo Yatirim Holding AS	33,654	5,227
*	Is Finansal Kiralama AS	88,983	29,208
	Is Yatirim Menkul Degerler AS	180,616	169,296
	Jantsa Jant Sanayi Ve Ticaret AS	35,252	19,647
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	579,328	22,347
*	Kerevitas Gida Sanayi ve Ticaret AS	62,255	26,143
	Kervan Gida Sanayi Ve Ticaret AS	203,913	10,661
	Kiler Holding AS	21,004	14,000
	Kocaer Celik Sanayi Ve Ticaret AS	80,488	25,806
	Kontrolmatik Enerji Ve Muhendislik AS	24,553	17,445
*	Koza Anadolu Metal Madencilik Isletmeleri AS	14,392	32,470
	LDR Turizm AS	12,962	64,906
	Logo Yazilim Sanayi Ve Ticaret AS	21,494	76,579
		Shares	Value»
TURKEY — (Continued)
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	21,222	$8,600
*	Margun Enerji Uretim Sanayi VE Ticaret AS	72,230	49,882
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	190,340	160,280
#*	MIA Teknoloji AS	82,614	75,139
	Migros Ticaret AS	5,530	68,960
*Ω	MLP Saglik Hizmetleri AS	20,015	170,380
*	NET Holding AS	18,659	17,812
*	Orge Enerji Elektrik Taahhut AS	8,955	23,073
	Otokar Otomotiv Ve Savunma Sanayi AS	3,418	33,601
*	Oyak Yatirim Menkul Degerler AS	14,467	9,887
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	8,244	7,210
*	Peker Gayrimenkul Yatirim Ortakligi AS	144,073	5,256
	Penta Teknoloji Urunleri Dagitim Ticaret AS	22,558	7,685
#*	Petkim Petrokimya Holding AS	223,129	94,038
*	Politeknik Metal Sanayi ve Ticaret AS	17	2,787
*	RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS	186,630	13,643
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	44,515	21,795
*	Sasa Polyester Sanayi AS	436,283	48,123
	Sekerbank Turk AS	266,815	36,026
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	45,114	75,462
	Sok Marketler Ticaret AS	49,406	48,464

206

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	23,594	$20,674
*	TAV Havalimanlari Holding AS	26,955	160,453
*	Tekfen Holding AS	6,534	23,274
*	Teknosa Ic Ve Dis Ticaret AS	25,300	15,656
#	Tofas Turk Otomobil Fabrikasi AS	26,012	136,035
*	Tukas Gida Sanayi ve Ticaret AS	548,496	34,107
*	Tumosan Motor ve Traktor Sanayi AS	7,242	15,695
#*	Turk Altin Isletmeleri AS	66,468	43,255
	Turk Traktor ve Ziraat Makineleri AS	6,206	97,998
	Turkcell Iletisim Hizmetleri AS	153,339	359,665
#	Turkiye Garanti Bankasi AS	88,092	236,785
	Turkiye Is Bankasi AS, Class C	763,155	205,476
#	Turkiye Petrol Rafinerileri AS	141,628	460,337
	Turkiye Sigorta AS	129,528	59,010
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	174,775
*	Turkiye Vakiflar Bankasi TAO, Class D	539,369	292,061
*	Ulker Biskuvi Sanayi AS	54,562	151,745
*	Usak Seramik Sanayii AS	280,035	44,319
*	Vakif Finansal Kiralama AS	570,414	30,949
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,371	13,430
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,986	28,092
*	Vestel Elektronik Sanayi ve Ticaret AS	43,524	45,881
*	Yapi ve Kredi Bankasi AS	510,597	303,670
		Shares	Value»
TURKEY — (Continued)
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	$14,216
*	YEO Teknoloji Enerji VE Endustri AS	24,908	27,475
*	Zorlu Enerji Elektrik Uretim AS	374,044	31,179
TOTAL TURKEY			7,704,976
UNITED ARAB EMIRATES — (1.9%)
	Abu Dhabi Commercial Bank PJSC	465,031	1,473,612
	Abu Dhabi Islamic Bank PJSC	422,386	2,102,962
	Abu Dhabi National Oil Co. for Distribution PJSC	828,189	760,001
*	Abu Dhabi Ports Co. PJSC	179,818	194,623
	Abu Dhabi Ship Building Co. PJSC	25,197	41,480
	ADNOC Drilling Co. PJSC	489,986	653,729
	Agility Global PLC	530,769	177,511
	Agthia Group PJSC	105,165	129,469
	Ajman Bank PJSC	223,593	91,949
*	AL Seer Marine Supplies & Equipment Co. LLC	30,002	23,891
	Aldar Properties PJSC	216,333	487,172
	Alpha Dhabi Holding PJSC	55,342	170,654
	Americana Restaurants International PLC - Foreign Co.	3,316	2,040
*	Amlak Finance PJSC	281,015	64,471
*	Aramex PJSC	219,528	166,255
*	Bank of Sharjah	89,476	22,368
	Burjeel Holdings PLC	283,485	116,602
	Deyaar Development PJSC	434,668	109,191
	Dubai Financial Market PJSC	325,880	121,587
	Dubai Investments PJSC	539,382	341,207
	Dubai Islamic Bank PJSC	909,759	1,874,368
	Emaar Development PJSC	305,874	1,114,673

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CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emaar Properties PJSC	838,165	$2,994,975
	Emirates Driving Co.	73,716	49,128
	Emirates Integrated Telecommunications Co. PJSC	279,489	662,520
	Emirates NBD Bank PJSC	399,118	2,233,655
*	Emirates Reem Investments PJSC	13,190	9,720
*	EMSTEEL Building Materials PJSC	76,299	24,123
	First Abu Dhabi Bank PJSC	455,107	1,862,120
*	Ghitha Holding PJSC	6,712	32,642
*	Gulf Pharmaceutical Industries PSC	97,181	36,314
*	International Holding Co. PJSC	5,838	637,821
*	Manazel PJSC	301,353	28,962
*	Modon Holding PSC	7,482	6,223
*	Multiply Group PJSC	1,201,780	706,083
*	National Corp. for Tourism & Hotels	9,219	6,122
	NMDC Group PJSC	1,732	11,786
	Palms Sports PrJSC	19,157	33,761
*	Presight AI Holding PLC	104,572	55,206
*	RAK Properties PJSC	340,523	117,944
	Ras Al Khaimah Ceramics PJSC	101,309	68,643
	Salik Co. PJSC	501,572	691,069
*	Space42 PLC	272,223	123,029
	Taaleem Holdings PJSC	5,617	5,558
*	Union Properties PJSC	564,802	87,626
TOTAL UNITED ARAB EMIRATES			20,724,845
UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC (ANG SJ)	17,465	727,103
#	Anglogold Ashanti PLC (AU US)	13,356	563,089
TOTAL UNITED KINGDOM			1,290,192
UNITED STATES — (0.0%)
*Ω	HUUUGE, Inc.	14,650	71,418
TOTAL COMMON STOCKS			1,068,691,116
		Shares	Value»
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
	Alpargatas SA, 1.438%	42,457	$55,361
	Banco ABC Brasil SA, 7.581%	40,892	156,358
Ω	Banco BMG SA, 10.131%	29,400	19,738
	Banco Bradesco SA, 9.775%	635,626	1,537,782
	Banco do Estado do Rio Grande do Sul SA, 9.502%	77,133	156,301
	Banco Mercantil do Brasil SA, 6.310%	6,700	41,651
	Banco Pan SA, 3.173%	105,600	141,603
	Banco Pine SA, 10.291%	14,255	12,057
*	Braskem SA	16,000	30,082
	Centrais Eletricas Brasileiras SA, 4.010%	13,100	111,330
	Centrais Eletricas de Santa Catarina SA, 8.134%	3,500	50,701
	Cia de Ferro Ligas da Bahia FERBASA, 7.259%	26,800	34,237
	Cia De Sanena Do Parana, 5.195%	115,531	123,773
	Cia Energetica de Minas Gerais, 10.929%	516,519	996,605
	Cia Paranaense de Energia - Copel Class B, 7.077%	401,309	815,325
	Energisa SA, 6.888%	226	336
	Eucatex SA Industria e Comercio, 5.851%	27,000	59,803
	Gerdau SA, 5.337%	60,179	158,953
	Grazziotin SA, 9.656%	2,103	10,309
	Isa Energia Brasil SA, 9.841%	59,200	250,250
	Itau Unibanco Holding SA, 6.726%	441,588	2,768,503
	Marcopolo SA, 8.381%	226,264	280,680
	Raizen SA, 0.553%	430,247	137,220

208

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Randon SA Implementos e Participacoes, 4.054%	69,900	$110,482
Schulz SA, 7.575%	35,856	34,623
Track & Field Co. SA, 2.041%	15,700	31,952
Unipar Carbocloro SA, 9.231%	9,501	91,358
* Usinas Siderurgicas de Minas Gerais SA Usiminas	62,000	60,414
TOTAL BRAZIL		8,277,787
CHILE — (0.0%)
Embotelladora Andina SA, 7.252%	41,683	178,285
Sociedad Quimica y Minera de Chile SA Class B, 0.605%	4,213	145,047
TOTAL CHILE		323,332
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 3.937%	542,864	73,742
Grupo de Inversiones Suramericana SA, 3.782%	26,195	233,585
TOTAL COLOMBIA		307,327
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	3,315	2,258
TOTAL PREFERRED STOCKS		8,910,704
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Banco Pine SA Warrants 12/31/2049	27	3
* Diagnosticos da America SA Warrants 04/30/2025	200	0
TOTAL BRAZIL		3
		Shares	Value»

CHILE — (0.0%)
*	Empresas Hites SA Rights 05/23/2025	76,514	$1,454
INDIA — (0.0%)
*	Advaita Allied Health Services Rights 05/22/2025	636	301
*	Lloyds Engineering Works Ltd. Rights 05/30/2025	17,237	4,570
TOTAL INDIA			4,871
MALAYSIA — (0.0%)
*	NEXG Bhd. Warrants 02/17/2028	85,950	4,283
SOUTH KOREA — (0.0%)
*	Chabiotech Co. Ltd. Rights 06/05/2025	578	1,395
*	Samsung SDI Co. Ltd. Rights 05/22/2025	789	19,121
TOTAL SOUTH KOREA			20,516
THAILAND — (0.0%)
*	Jasmine International PCL Warrants 10/10/2031	698,066	7,732
*	MBK PCL Rights 05/16/2025	19,333	463
*	Northeast Rubber PCL Warrants 05/15/2026	36,117	195
*	VGI PCL Warrants 09/03/2025	109,548	2,361
TOTAL THAILAND			10,751
TOTAL RIGHTS/WARRANTS			41,878
TOTAL INVESTMENT SECURITIES (Cost $880,973,052)			1,077,643,698

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	977,194	11,301,253
TOTAL INVESTMENTS — (100.0%)
(Cost $892,275,524)			$1,088,944,951

209

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CONTINUED
As of April 30, 2025, the value of Rule 144A securities amounted to $64,328,097 or 6.0% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$36,238,347	—	—	$36,238,347
Canada	—	$371,759	—	371,759
Chile	7,352,866	10,875	—	7,363,741
China	23,791,074	271,867,667	$4,019	295,662,760
Colombia	1,273,157	—	—	1,273,157
Czech Republic	—	493,121	—	493,121
Egypt	—	143,552	—	143,552
Greece	—	5,757,971	—	5,757,971
Hong Kong	—	15,652,102	—	15,652,102
Hungary	—	2,654,532	—	2,654,532
India	10,914,357	190,936,624	—	201,850,981
Indonesia	—	4,809,404	8,070	4,817,474
Kuwait	—	7,638,032	3,543	7,641,575
Luxembourg	—	161,169	—	161,169
Malaysia	—	12,162,352	24	12,162,376
Mexico	23,484,432	112,284	—	23,596,716
Netherlands	—	1,126,454	—	1,126,454
Peru	1,144,605	—	—	1,144,605
Philippines	—	3,180,564	—	3,180,564
Poland	—	13,880,826	—	13,880,826
Qatar	—	7,915,058	—	7,915,058
Saudi Arabia	39,951	34,265,257	—	34,305,208
Singapore	—	585,311	—	585,311
South Africa	2,830,799	23,676,667	—	26,507,466
South Korea	4,298,406	122,778,787	38,330	127,115,523
Spain	—	49,666	—	49,666
Taiwan	13,986,497	181,752,518	2,105	195,741,120
Thailand	37,798	11,467,341	1,412	11,506,551
Turkey	—	7,704,976	—	7,704,976
United Arab Emirates	—	20,724,845	—	20,724,845
United Kingdom	563,089	727,103	—	1,290,192
United States	—	71,418	—	71,418
Preferred Stocks
Brazil	8,277,787	—	—	8,277,787
Chile	323,332	—	—	323,332
Colombia	307,327	—	—	307,327
Philippines	—	2,258	—	2,258
Rights/Warrants
Brazil	—	3	—	3
Chile	—	1,454	—	1,454
India	—	4,871	—	4,871
Malaysia	—	4,283	—	4,283
South Korea	—	20,516	—	20,516
Thailand	—	10,751	—	10,751
Securities Lending Collateral	—	11,301,253	—	11,301,253
Total Investments in Securities	$134,863,824	$954,023,624	$57,503˂˃	$1,088,944,951

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CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
211

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.8%)
Federal National Mortgage Association
	6.210%, 08/06/38		5,000	$5,798,662
BONDS — (94.2%)
AUSTRALIA — (5.9%)
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	5.057%, 07/16/27		4,000	4,009,726
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.989%, 06/11/27		3,020	3,021,220
	1.375%, 08/30/28	EUR	1,800	1,964,376
(r)Ω	SOFR + 0.790%, FRN, 5.166%, 01/14/30		1,500	1,503,203
New South Wales Treasury Corp.
	2.250%, 05/07/41	AUD	5,000	2,152,921
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	1,429	1,490,176
Queensland Treasury Corp.
(r)	3M Swap + 0.400%, FRN, 4.603%, 05/10/29	AUD	10,000	6,408,064
	1.750%, 07/20/34	AUD	10,000	4,939,859
Treasury Corp. of Victoria
	2.250%, 11/20/34	AUD	19,900	10,150,777
	2.000%, 09/17/35	AUD	4,800	2,321,169
	2.000%, 11/20/37	AUD	7,500	3,346,939
TOTAL AUSTRALIA				41,308,430
BELGIUM — (2.7%)
Anheuser-Busch InBev Worldwide, Inc.
	4.950%, 01/15/42		1,400	1,302,462
Dexia SA
(r)	SONIA + 1.000%, FRN, 5.483%, 03/25/26	GBP	4,000	5,361,349
	1.000%, 10/18/27	EUR	1,250	1,376,858
Δ	2.196%, 01/21/28	EUR	7,000	7,474,521
			Face Amount^	Value†
			(000)

BELGIUM — (Continued)
	Kingdom of Belgium Government Bonds
	1.450%, 06/22/37	EUR	3,750	$3,493,647
	TOTAL BELGIUM			19,008,837
CANADA — (12.6%)
	Bank of Montreal, SOFR + 1.330%, FRN
(r)	5.697%, 06/05/26		4,000	4,029,199
	Bank of Nova Scotia, SOFR + 1.090%, FRN
(r)	5.458%, 06/12/25		1,000	1,000,906
	CDP Financial, Inc., SOFR + 0.400%, FRN
(r)	4.762%, 05/19/25		324	324,031
	City of Montreal
	3.900%, 09/01/34	CAD	1,000	726,658
	CPPIB Capital, Inc., SONIA + 1.250%, FRN
(r)	5.733%, 06/15/26	GBP	1,500	2,019,054
	Export Development Canada, SOFR + 0.330%, FRN
(r)	4.712%, 08/01/28		950	950,432
Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	884	987,299
	Hydro-Quebec
	6.500%, 02/15/35	CAD	3,000	2,635,630
	Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	5,000	5,302,681
Province of Alberta
	2.350%, 06/01/25	CAD	800	580,049
	4.500%, 12/01/40	CAD	8,000	5,989,032
	3.450%, 12/01/43	CAD	5,000	3,209,452
Province of British Columbia
	2.850%, 06/18/25	CAD	800	580,403
	4.150%, 06/18/34	CAD	12,800	9,627,297
	3.200%, 06/18/44	CAD	12,000	7,363,557
Province of Manitoba
	3.800%, 06/02/33	CAD	1,500	1,107,428
	4.250%, 06/02/34	CAD	2,000	1,511,824
	4.650%, 03/05/40	CAD	5,000	3,763,891
	4.400%, 03/05/42	CAD	8,000	5,823,357
Province of Ontario
	4.150%, 06/02/34	CAD	7,400	5,576,302
	3.500%, 06/02/43	CAD	12,400	8,076,640

212

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Province of Quebec
	2.600%, 07/06/25	CAD	2,000	$1,450,733
	2.750%, 09/01/25	CAD	3,500	2,538,655
	5.000%, 12/01/38	CAD	7,000	5,526,273
	5.000%, 12/01/41	CAD	3,000	2,356,717
	4.250%, 12/01/43	CAD	2,800	2,001,108
TELUS Corp.
	4.850%, 04/05/44	CAD	3,500	2,418,900
TOTAL CANADA				87,477,508
FRANCE — (5.8%)
Action Logement Services
	0.500%, 10/30/34	EUR	4,100	3,593,803
Agence Francaise de Developpement EPIC
	0.500%, 05/31/35	EUR	4,600	3,992,624
	0.375%, 05/25/36	EUR	500	409,440
	1.125%, 03/02/37	EUR	2,500	2,192,729
BNP Paribas SA
	5.750%, 06/13/32	GBP	2,800	3,790,707
BPCE SA
	2.375%, 04/26/32	EUR	3,900	4,178,213
French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	2,500	2,186,351
	1.750%, 06/25/39	EUR	14,000	12,856,992
Ile-de-France Mobilites
	0.200%, 11/16/35	EUR	4,000	3,281,211
SNCF Reseau
	0.750%, 05/25/36	EUR	1,500	1,276,493
Societe Generale SA
	0.875%, 09/24/29	EUR	1,500	1,533,146
Ω	3.000%, 01/22/30		1,600	1,472,313
TOTAL FRANCE				40,764,022
GERMANY — (0.8%)
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		1,000	994,988
Deutsche Bahn Finance GmbH
	1.125%, 12/18/28	EUR	1,000	1,081,991
	0.750%, 07/16/35	EUR	500	451,234
	0.625%, 04/15/36	EUR	3,400	2,922,683
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		250	182,262
TOTAL GERMANY				5,633,158
HONG KONG — (0.5%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		3,500	3,223,518
		Face Amount^	Value†
		(000)

JAPAN — (10.9%)
Japan Government Five Year Bonds
0.200%, 12/20/27	JPY	540,000	$3,727,805
Japan Government Ten Year Bonds
0.100%, 03/20/26	JPY	900,000	6,271,548
0.100%, 06/20/29	JPY	500,000	3,394,566
0.200%, 03/20/32	JPY	600,000	3,980,781
0.200%, 09/20/32	JPY	600,000	3,951,070
0.400%, 06/20/33	JPY	700,000	4,631,907
Japan Government Thirty Year Bonds
2.400%, 03/20/34	JPY	1,000,000	7,703,105
2.400%, 09/20/38	JPY	450,000	3,395,300
2.200%, 03/20/41	JPY	220,000	1,586,314
Japan Government Twenty Year Bonds
1.500%, 03/20/34	JPY	1,000,000	7,176,808
1.400%, 09/20/34	JPY	500,000	3,541,404
1.200%, 09/20/35	JPY	600,000	4,123,038
0.400%, 03/20/36	JPY	715,000	4,476,476
0.400%, 06/20/40	JPY	1,000,000	5,614,422
0.500%, 12/20/41	JPY	700,000	3,836,439
1.500%, 09/20/43	JPY	540,000	3,404,591
Mitsubishi UFJ Financial Group, Inc.
4.153%, 03/07/39		1,000	894,147
Nomura Holdings, Inc.
3.103%, 01/16/30		1,629	1,505,860
2.679%, 07/16/30		1,000	893,451
Sumitomo Mitsui Financial Group, Inc.
2.296%, 01/12/41		2,507	1,669,611
TOTAL JAPAN			75,778,643
LUXEMBOURG — (0.8%)
JAB Holdings BV
3.375%, 04/17/35	EUR	1,200	1,295,033
2.250%, 12/19/39	EUR	5,300	4,522,510
TOTAL LUXEMBOURG			5,817,543
NETHERLANDS — (1.3%)
BNG Bank NV
3.300%, 04/26/29	AUD	1,000	626,464
Cooperatieve Rabobank UA
(r) SOFR + 0.620%, FRN, 4.985%, 08/28/26		1,250	1,251,464
(r) SOFR + 0.890%, FRN, 5.268%, 10/17/29		5,000	4,988,940

213

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
	5.250%, 05/24/41		2,000	$1,941,904
TOTAL NETHERLANDS				8,808,772
NEW ZEALAND — (0.7%)
New Zealand Government Bonds
	2.750%, 04/15/37	NZD	6,800	3,334,642
New Zealand Local Government Funding Agency Bonds
	3.500%, 04/14/33	NZD	2,500	1,367,743
TOTAL NEW ZEALAND				4,702,385
NORWAY — (0.3%)
Kommunalbanken AS
(r)	SOFR + 1.000%, FRN, 5.368%, 06/17/26		2,000	2,014,891
SPAIN — (0.4%)
Telefonica Emisiones SA
	7.045%, 06/20/36		2,300	2,547,511
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.4%)
Asian Development Bank
	2.350%, 06/21/27	JPY	800,000	5,799,589
(r)	SONIA + 1.000%, FRN, 5.480%, 05/23/29	GBP	5,400	7,392,468
Asian Infrastructure Investment Bank
	0.500%, 05/28/25		340	338,990
(r)	SOFR + 0.620%, FRN, 4.981%, 08/16/27		1,500	1,510,233
European Bank for Reconstruction & Development
#	0.500%, 05/19/25		230	229,504
(r)	SOFR + 0.190%, FRN, 4.566%, 04/14/26		486	485,704
(r)	SOFR + 0.300%, FRN, 4.663%, 02/16/29		4,099	4,094,241
European Investment Bank
(r)	SONIA + 1.000%, FRN, 5.482%, 09/08/25	GBP	2,100	2,807,375
(r)	SONIA + 0.340%, FRN, 4.822%, 03/12/26	GBP	9,685	12,929,962
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	2.150%, 01/18/27	JPY	590,000	$4,241,965
(r)	SOFR + 0.320%, FRN, 4.682%, 08/14/29		2,000	2,001,555
European Union
	3.375%, 10/04/39	EUR	3,500	3,940,648
Inter-American Development Bank
(r)	SOFR + 0.280%, FRN, 4.657%, 04/12/27		606	606,030
(r)	SOFR + 0.350%, FRN, 4.727%, 10/04/27		3,200	3,201,402
(r)	SOFR + 0.270%, FRN, 4.639%, 03/20/28		5,300	5,291,414
(r)	SOFR + 0.350%, FRN, 4.727%, 10/05/28		3,000	3,001,380
(r)	SOFR + 0.370%, FRN, 4.752%, 08/01/29		5,600	5,604,665
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.747%, 01/12/27		2,800	2,805,490
(r)	SOFR + 0.430%, FRN, 4.792%, 08/19/27		4,200	4,213,818
(r)	SOFR + 0.300%, FRN, 4.661%, 05/15/28		10,000	10,001,292
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.670%, 08/28/28		820	820,115
	1.500%, 04/15/35	AUD	5,300	2,515,633
Nordic Investment Bank
(r)	SOFR + 1.000%, FRN, 5.361%, 05/12/26		500	503,928

214

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	3M NIBOR + 1.000%, FRN, 5.590%, 01/27/28	NOK	20,000	$1,963,896
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			86,301,297
SWEDEN — (1.4%)
	Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.362%, 08/03/26		3,180	3,207,946
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 5.619%, 06/15/26		1,000	1,006,085
	0.500%, 02/18/30	EUR	5,500	5,537,172
	TOTAL SWEDEN			9,751,203
SWITZERLAND — (0.3%)
UBS Group AG
	0.875%, 11/03/31	EUR	2,000	1,945,539
UNITED KINGDOM — (4.3%)
	Barclays PLC
	3.250%, 01/17/33	GBP	1,800	2,026,409
	HSBC Holdings PLC
#	6.100%, 01/14/42		3,000	3,165,047
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		750	565,440
	Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,238,004
	Santander U.K. Group Holdings PLC
	3.625%, 01/14/26	GBP	400	528,757
	U.K. Gilts
	1.125%, 01/31/39	GBP	25,000	21,252,542
	TOTAL UNITED KINGDOM			29,776,199
UNITED STATES — (33.1%)
	Abbott Laboratories
	4.750%, 04/15/43		4,500	4,207,231
	Aetna, Inc.
	4.125%, 11/15/42		680	520,273
Allstate Corp.
#	5.550%, 05/09/35		1,200	1,232,704
	4.500%, 06/15/43		1,000	842,774
	Amazon.com, Inc.
	2.875%, 05/12/41		8,500	6,291,752
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
American Tower Corp.
	0.950%, 10/05/30	EUR	700	$701,500
	4.050%, 03/15/32		1,875	1,778,082
Amgen, Inc.
	3.150%, 02/21/40		3,375	2,554,594
	2.800%, 08/15/41		3,500	2,471,717
	Apple, Inc.
	3.850%, 05/04/43		1,000	829,070
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	979,005
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,365,657
AT&T, Inc.
	5.200%, 11/18/33	GBP	500	654,517
	3.500%, 06/01/41		2,500	1,919,538
	4.300%, 12/15/42		1,500	1,251,165
	Athene Holding Ltd.
#	5.875%, 01/15/34		3,165	3,205,000
	Avnet, Inc.
	3.000%, 05/15/31		4,350	3,785,730
	Bank of America Corp.
	5.875%, 02/07/42		4,600	4,742,613
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	500	532,109
	Blue Owl Finance LLC
	6.250%, 04/18/34		80	80,715
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,818,121
	Boston Properties LP
	5.750%, 01/15/35		1,234	1,216,995
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,631,876
Broadcom, Inc.
Ω	3.469%, 04/15/34		4,000	3,514,341
Ω	3.137%, 11/15/35		1,000	828,557
Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	996,363
	2.375%, 03/15/31		3,100	2,675,520
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	2,800	2,978,491
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,515,619
	Choice Hotels International, Inc.
	3.700%, 12/01/29		290	271,915
	Chubb INA Holdings LLC
	0.875%, 12/15/29	EUR	1,833	1,886,472
	Cigna Group
	4.800%, 08/15/38		1,436	1,333,769
	Cisco Systems, Inc.
#	5.500%, 01/15/40		3,334	3,406,432
Citigroup, Inc.
	8.125%, 07/15/39		3,600	4,452,979

215

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	5.875%, 01/30/42		750	$760,046
	CME Group, Inc.
	5.300%, 09/15/43		3,000	2,984,276
CNO Financial Group, Inc.
	5.250%, 05/30/29		2,000	2,001,498
	6.450%, 06/15/34		500	515,853
	Comcast Corp.
	3.250%, 11/01/39		5,000	3,869,440
	Conagra Brands, Inc.
	5.300%, 11/01/38		500	473,317
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		460	430,009
	CVS Health Corp.
	4.780%, 03/25/38		1,500	1,352,811
Elevance Health, Inc.
	4.625%, 05/15/42		4,000	3,467,986
	4.650%, 01/15/43		2,000	1,741,281
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,195,106
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,300,097
Flex Ltd.
	4.875%, 06/15/29		1,000	992,877
	4.875%, 05/12/30		1,500	1,476,691
	FMR LLC
Ω	4.950%, 02/01/33		1,250	1,244,920
	Fox Corp.
	5.476%, 01/25/39		1,700	1,632,359
	General Dynamics Corp.
	4.250%, 04/01/40		1,000	886,503
	General Motors Financial Co., Inc.
	3.100%, 01/12/32		2,000	1,713,884
Gilead Sciences, Inc.
	4.000%, 09/01/36		1,750	1,580,934
	2.600%, 10/01/40		600	424,337
	5.650%, 12/01/41		3,250	3,248,000
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41		1,000	1,043,567
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		1,000	994,544
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,000	843,112
Home Depot, Inc.
	3.300%, 04/15/40		217	171,374
	5.400%, 09/15/40		1,000	1,002,200
	5.950%, 04/01/41		1,000	1,046,641
	Host Hotels & Resorts LP
	5.700%, 07/01/34		1,000	984,036
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	HP, Inc.
#	6.000%, 09/15/41	2,500	$2,445,646
	Humana, Inc.
	4.950%, 10/01/44	1,000	851,174
	Intel Corp.
	5.625%, 02/10/43	6,000	5,535,008
International Business Machines Corp.
	4.150%, 05/15/39	2,000	1,735,078
	2.850%, 05/15/40	2,900	2,085,140
	4.000%, 06/20/42	800	652,004
	J.M. Smucker Co.
	4.250%, 03/15/35	1,400	1,289,421
	Jabil, Inc.
	3.000%, 01/15/31	2,800	2,504,458
	Johnson & Johnson
	2.100%, 09/01/40	6,500	4,442,632
	JPMorgan Chase & Co.
	5.500%, 10/15/40	3,300	3,325,025
	Kemper Corp.
	3.800%, 02/23/32	410	365,033
Kroger Co.
	7.500%, 04/01/31	600	681,362
	5.150%, 08/01/43	800	734,162
	Kyndryl Holdings, Inc.
	4.100%, 10/15/41	5,200	3,919,911
	Lazard Group LLC
	4.375%, 03/11/29	2,100	2,057,669
	Legg Mason, Inc.
#	4.750%, 03/15/26	900	902,806
	Liberty Mutual Group, Inc.
Ω	6.500%, 03/15/35	900	929,943
Lincoln National Corp.
#	3.050%, 01/15/30	749	695,387
	3.400%, 01/15/31	1,589	1,463,636
	7.000%, 06/15/40	1,373	1,517,211
	Loews Corp.
#	4.125%, 05/15/43	5,500	4,610,867
MetLife, Inc.
	5.700%, 06/15/35	1,050	1,100,985
	5.875%, 02/06/41	2,000	2,044,264
	Mohawk Industries, Inc.
#	3.625%, 05/15/30	3,000	2,830,791
	Morgan Stanley
	6.375%, 07/24/42	2,600	2,791,598
	Motorola Solutions, Inc.
	2.300%, 11/15/30	1,000	881,013
	NIKE, Inc.
	3.250%, 03/27/40	12,950	10,020,180
	Novartis Capital Corp.
	4.400%, 05/06/44	4,000	3,519,344
	Oracle Corp.
	3.600%, 04/01/40	2,750	2,143,451

216

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Prologis Euro Finance LLC
1.000%, 02/08/29	EUR	3,000	$3,174,906
Prudential Financial, Inc.
5.700%, 12/14/36		2,000	2,082,952
PulteGroup, Inc.
6.375%, 05/15/33		850	897,033
6.000%, 02/15/35		1,000	1,028,191
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,400	1,295,226
Royalty Pharma PLC
3.300%, 09/02/40		8,000	5,875,974
RTX Corp.
4.500%, 06/01/42		2,000	1,737,220
Ryder System, Inc.
3.350%, 09/01/25		2,000	1,990,017
Stanley Black & Decker, Inc.
5.200%, 09/01/40		1,305	1,191,085
Tapestry, Inc.
5.500%, 03/11/35		500	486,956
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,781,882
Thermo Fisher Scientific, Inc.
5.404%, 08/10/43		3,800	3,724,683
T-Mobile USA, Inc.
4.375%, 04/15/40		1,500	1,309,693
Travelers Cos., Inc.
6.250%, 06/15/37		1,000	1,094,111
5.350%, 11/01/40		4,500	4,487,912
UnitedHealth Group, Inc.
5.950%, 02/15/41		2,500	2,550,435
3.050%, 05/15/41		1,800	1,305,755
Utah Acquisition Sub, Inc.
3.125%, 11/22/28	EUR	2,000	2,251,654
Verizon Communications, Inc.
3.375%, 10/27/36	GBP	1,300	1,401,698
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Walmart, Inc.
5.625%, 04/01/40	3,000	$3,196,656
2.500%, 09/22/41	4,300	3,017,870
Walt Disney Co.
3.500%, 05/13/40	2,000	1,620,506
TOTAL UNITED STATES		230,428,509
TOTAL BONDS		655,287,965
U.S. TREASURY OBLIGATIONS — (3.3%)
U.S. Treasury Notes
(r) 3M USTMMR + 0.125%, FRN, 4.370%, 07/31/25	500	500,009
(r) 3M USTMMR + 0.170%, FRN, 4.415%, 10/31/25	7,000	7,002,433
(r) 3M USTMMR + 0.245%, FRN, 4.490%, 01/31/26	15,200	15,217,729
TOTAL U.S. TREASURY OBLIGATIONS		22,720,171
TOTAL INVESTMENT SECURITIES (Cost $715,521,983)		683,806,798

		Shares
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	995,589	11,513,989
TOTAL INVESTMENTS — (100.0%)
(Cost $727,036,450)			$695,320,787
As of April 30, 2025, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
JPY	11,623,643,087	USD	81,287,060	Societe Generale	05/02/25	$8,528
JPY	142,617,965	USD	987,244	State Street Bank and Trust	05/02/25	10,224
EUR	1,764,408	USD	1,911,081	Bank of America Corp.	05/14/25	88,818

217

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	6,532,304	USD	7,380,162	State Street Bank and Trust	05/14/25	$23,990
CAD	3,359,731	USD	2,428,058	Citibank, N.A.	05/22/25	11,548
CAD	4,075,752	USD	2,954,042	HSBC Bank	06/16/25	9,236
GBP	576,560	USD	746,055	Citibank, N.A.	06/20/25	22,471
GBP	821,195	USD	1,066,709	Bank of America Corp.	06/27/25	27,936
GBP	700,385	USD	929,262	Citibank, N.A.	06/27/25	4,344
USD	808,972	GBP	604,886	State Street Bank and Trust	06/27/25	2,664
USD	345,640	AUD	537,680	Australia and New Zealand Bank	07/21/25	911
AUD	3,745,926	USD	2,392,516	State Street Bank and Trust	07/21/25	9,151
USD	4,724,128	NZD	7,872,264	Australia and New Zealand Bank	07/25/25	35,867
Total Appreciation						$255,688
USD	1,291,775	JPY	190,288,686	Bank of America Corp.	05/02/25	$(39,102)
USD	76,933,926	JPY	11,447,837,443	Bank of New York Mellon	05/02/25	(3,132,079)
USD	884,514	JPY	128,134,923	Societe Generale	05/02/25	(11,660)
USD	912,917	CAD	1,304,841	Bank of America Corp.	05/05/25	(33,770)
USD	7,919,454	CAD	11,234,847	Royal Bank of Canada	05/05/25	(231,639)
USD	4,116,282	CAD	5,861,563	State Street Bank and Trust	05/05/25	(136,392)
USD	1,056,727	CAD	1,530,307	UBS AG	05/05/25	(53,540)
USD	14,763,289	CAD	20,846,246	HSBC Bank	05/07/25	(362,569)
USD	1,837,187	NOK	20,596,738	Citibank, N.A.	05/12/25	(142,626)
USD	3,082,971	EUR	2,898,973	Bank of America Corp.	05/14/25	(202,919)
USD	51,936,032	EUR	50,070,737	Citibank, N.A.	05/14/25	(4,817,500)
EUR	3,940,314	USD	4,472,710	UBS AG	05/14/25	(6,493)
USD	15,150,925	CAD	21,451,182	Citibank, N.A.	05/22/25	(425,454)
USD	965,189	CAD	1,345,417	Royal Bank of Canada	05/22/25	(11,760)
USD	81,541,426	JPY	11,623,643,087	Societe Generale	05/30/25	(10,640)
USD	14,511,356	CAD	20,043,645	State Street Bank and Trust	06/13/25	(59,140)
USD	18,183,838	CAD	25,146,000	Citibank, N.A.	06/16/25	(98,576)
USD	33,730,072	GBP	26,029,807	State Street Bank and Trust	06/20/25	(966,352)
GBP	3,270,603	USD	4,365,367	State Street Bank and Trust	06/20/25	(5,818)
USD	32,188,494	GBP	24,885,393	State Street Bank and Trust	06/27/25	(983,500)
USD	828,592	GBP	642,322	UBS AG	06/27/25	(27,618)
USD	54,995,960	EUR	50,535,727	Australia and New Zealand Bank	07/01/25	(2,455,628)
EUR	6,068,110	USD	6,927,512	State Street Bank and Trust	07/01/25	(28,976)
AUD	910,276	USD	584,664	Citibank, N.A.	07/21/25	(1,048)
USD	33,600,946	AUD	52,649,202	State Street Bank and Trust	07/21/25	(154,629)
USD	1,443,669	AUD	2,263,957	UBS AG	07/21/25	(7,847)
USD	72,743	NZD	122,382	Citibank, N.A.	07/25/25	(140)
Total (Depreciation)						$(14,407,415)
Total Appreciation (Depreciation)						$(14,151,727)

218

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
As of April 30, 2025, the value of Rule 144A securities amounted to $18,240,618 or 2.6% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,798,662	—	$5,798,662
Bonds
Australia	—	41,308,430	—	41,308,430
Belgium	—	19,008,837	—	19,008,837
Canada	—	87,477,508	—	87,477,508
France	—	40,764,022	—	40,764,022
Germany	—	5,633,158	—	5,633,158
Hong Kong	—	3,223,518	—	3,223,518
Japan	—	75,778,643	—	75,778,643
Luxembourg	—	5,817,543	—	5,817,543
Netherlands	—	8,808,772	—	8,808,772
New Zealand	—	4,702,385	—	4,702,385
Norway	—	2,014,891	—	2,014,891
Spain	—	2,547,511	—	2,547,511
Supranational Organization Obligations	—	86,301,297	—	86,301,297
Sweden	—	9,751,203	—	9,751,203
Switzerland	—	1,945,539	—	1,945,539
United Kingdom	—	29,776,199	—	29,776,199
United States	—	230,428,509	—	230,428,509
U.S. Treasury Obligations	—	22,720,171	—	22,720,171
Securities Lending Collateral	—	11,513,989	—	11,513,989
Total Investments in Securities	—	$695,320,787	—	$695,320,787
Financial Instruments
Assets
Forward Currency Contracts**	—	255,688	—	255,688
Liabilities
Forward Currency Contracts**	—	(14,407,415)	—	(14,407,415)
Total Financial Instruments	—	$(14,151,727)	—	$(14,151,727)
** Valued at the unrealized appreciation/(depreciation) on the investment.

219

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	U.S. Sustainability Core 1 Portfolio*	U.S. Sustainability Targeted Value Portfolio*	International Sustainability Core 1 Portfolio*	Emerging Markets Sustainability Core 1 Portfolio*	DFA Global Sustainability Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $135,340, $11,828, $238,206, $40,909 and $11,268 of securities on loan, respectively)	$7,030,153	$420,647	$3,662,685	$1,077,644	$683,807
Temporary Cash Investments at Value & Cost	12,704	1,160	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $138,201, $12,097, $219,116, $11,302 and $11,514, respectively)	138,190	12,096	219,106	11,301	11,514
Foreign Currencies at Value	—	—	2,933	3,999	286
Cash	5,035	380	16,916	791	19,873
Receivables:
Investment Securities Sold	73	347	1,966	64	—
Dividends and Interest	3,422	84	27,273	1,699	6,398
Securities Lending Income	13	2	252	116	2
Fund Shares Sold	7,940	249	1,789	541	1,066
Unrealized Gain on Forward Currency Contracts	—	—	—	—	255
Unrealized Gain on Foreign Currency Contracts	—	—	3	—	27
Prepaid Expenses and Other Assets	41	10	25	19	15
Total Assets	7,197,571	434,975	3,932,948	1,096,174	723,243
LIABILITIES:
Payables:
Upon Return of Securities Loaned	138,245	12,101	219,173	11,312	11,514
Investment Securities Purchased	—	424	1,709	4	6,482
Fund Shares Redeemed	4,067	724	2,412	442	628
Due to Advisor	781	94	576	282	102
Unrealized Loss on Forward Currency Contracts	—	—	—	—	14,407
Deferred Taxes Payable	—	—	—	10,218	—
Accrued Expenses and Other Liabilities	146	20	95	140	17
Total Liabilities	143,239	13,363	223,965	22,398	33,150
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$7,054,332	$421,612	$3,708,983	$1,073,776	$690,093
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	165,678,044	24,141,869	266,208,662	111,294,792	72,484,198
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$42.58	$17.46	$13.93	$9.65	$9.52
Investment Securities at Cost	$4,021,376	$396,924	$2,593,615	$880,973	$715,522
Foreign Currencies at Cost	$—	$—	$2,932	$3,969	$286
NET ASSETS CONSIST OF:
Paid-In Capital	$3,863,390	$383,961	$2,690,415	$1,007,315	$819,870
Total Distributable Earnings (Loss)	3,190,942	37,651	1,018,568	66,461	(129,777)
NET ASSETS	$7,054,332	$421,612	$3,708,983	$1,073,776	$690,093
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	500,000,000	500,000,000

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
220

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio	U.S. Sustainability Targeted Value Portfolio	International Sustainability Core 1 Portfolio	Emerging Markets Sustainability Core 1 Portfolio	DFA Global Sustainability Fixed Income Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $22, $6, $5,720, $1,282 and $0, respectively)	$45,628	$3,835	$47,433	$10,875	—
Dividend Income from Affiliates	2,491	256	2,716	—	$144
Interest	—	—	—	—	12,833
Income from Securities Lending, Net	67	14	744	571	7
Total Investment Income	48,186	4,105	50,893	11,446	12,984
Expenses
Investment Management Fees	5,234	654	3,472	1,870	629
Accounting & Transfer Agent Fees	588	53	326	114	79
Custodian Fees	41	9	129	226	8
Filing Fees	27	13	19	13	16
Shareholders' Reports	33	12	28	19	16
Directors’/Trustees’ Fees & Expenses	20	1	10	3	3
Professional Fees	39	3	23	27	4
Previously Waived Fees Recovered by Advisor (Note C)	—	28	—	—	—
Other	223	20	53	25	9
Total Expenses	6,205	793	4,060	2,297	764
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	2	—	24	—
Fees Paid Indirectly (Note C)	—	—	76	—	—
Net Expenses	6,205	791	3,984	2,273	764
Net Investment Income (Loss)	41,981	3,314	46,909	9,173	12,220
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(21,471)	4,673	36,923	(10,460)[1]	(12,777)
Affiliated Investment Companies Shares Sold	(5)	—	(4)	1	—
Futures	(1,110)	(115)	(28)	(238)	—
Foreign Currency Transactions	—	—	(248)	(74)	(1)
Forward Currency Contracts	—	—	—	—	12,793
In-Kind Redemptions	234,247	14,324	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(515,473)	(65,502)	233,250	(293)[2]	21,449
Affiliated Investment Companies Shares	(12)	(1)	(12)	(1)	—
Translation of Foreign Currency-Denominated Amounts	—	—	1,277	63	126
Forward Currency Contracts.	—	—	—	—	(20,997)
Net Realized and Unrealized Gain (Loss)	(303,824)	(46,621)	271,158	(11,002)	593
Net Increase (Decrease) in Net Assets Resulting from Operations	$(261,843)	$(43,307)	$318,067	$(1,829)	$12,813
[1]Net of foreign capital gain taxes withheld of:	$—	$—	$—	$687	$—
[2]Including foreign capital gain taxes of:	$—	$—	$—	$2,647	$—
See accompanying Notes to Financial Statements.
221

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio		U.S. Sustainability Targeted Value Portfolio		International Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,981	$81,020	$3,314	$5,560	$46,909	$88,191
Net Realized Gain (Loss) on:
Investment Securities Sold	(21,471)	(20,757)	4,673	(5,771)	36,923	(6,768)
Affiliated Investment Companies Shares Sold	(5)	(16)	—	(2)	(4)	(18)
Futures	(1,110)	649	(115)	490	(28)	—
Foreign Currency Transactions	—	—	—	—	(248)	211
In-Kind Redemptions	234,247	156,673	14,324	21,264	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(515,473)	1,839,746	(65,502)	85,532	233,250	637,362
Affiliated Investment Companies Shares	(12)	2	(1)	—	(12)	3
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	1,277	(53)
Net Increase (Decrease) in Net Assets Resulting from Operations	(261,843)	2,057,317	(43,307)	107,073	318,067	718,928
Distributions:
Institutional Class Shares	(36,420)	(78,612)	(3,020)	(7,706)	(41,137)	(92,775)
Capital Share Transactions (1):
Shares Issued	975,923	1,360,512	72,755	133,842	267,776	362,534
Shares Issued in Lieu of Cash Distributions	32,554	71,334	3,011	7,682	37,872	85,219
Shares Redeemed	(1,063,483)	(1,301,245)	(76,879)	(106,543)	(315,682)	(497,156)
Net Increase (Decrease) from Capital Share Transactions	(55,006)	130,601	(1,113)	34,981	(10,034)	(49,403)
Total Increase (Decrease) in Net Assets	(353,269)	2,109,306	(47,440)	134,348	266,896	576,750
Net Assets
Beginning of Period	7,407,601	5,298,295	469,052	334,704	3,442,087	2,865,337
End of Period	$7,054,332	$7,407,601	$421,612	$469,052	$3,708,983	$3,442,087
(1) Shares Issued and Redeemed:
Shares Issued	21,900	33,500	3,804	7,337	20,708	29,113
Shares Issued in Lieu of Cash Distributions	727	1,752	156	425	2,932	6,731
Shares Redeemed	(23,843)	(32,281)	(4,023)	(5,859)	(24,263)	(39,622)
Net Increase (Decrease) from Shares Issued and Redeemed	(1,216)	2,971	(63)	1,903	(623)	(3,778)
See accompanying Notes to Financial Statements.
222

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Emerging Markets Sustainability Core 1 Portfolio		DFA Global Sustainability Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,173	$22,622	$12,220	$25,702
Net Realized Gain (Loss) on:
Investment Securities Sold	(10,460)	(21,829)	(12,777)	(28,022)
Affiliated Investment Companies Shares Sold	1	(1)	—	1
Futures	(238)	324	—	—
Foreign Currency Transactions	(74)	(188)	(1)	103
Forward Currency Contracts	—	—	12,793	(8,183)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(293)	197,994	21,449	86,164
Affiliated Investment Companies Shares	(1)	1	—	—
Translation of Foreign Currency-Denominated Amounts	63	(45)	126	71
Forward Currency Contracts	—	—	(20,997)	5,092
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,829)	198,878	12,813	80,928
Distributions:
Institutional Class Shares	(13,875)	(27,592)	(13,160)	(38,475)
Capital Share Transactions (1):
Shares Issued	78,741	185,929	86,500	152,397
Shares Issued in Lieu of Cash Distributions	13,469	26,864	13,116	38,377
Shares Redeemed	(93,927)	(172,394)	(116,925)	(303,935)
Net Increase (Decrease) from Capital Share Transactions	(1,717)	40,399	(17,309)	(113,161)
Total Increase (Decrease) in Net Assets	(17,421)	211,685	(17,656)	(70,708)
Net Assets
Beginning of Period	1,091,197	879,512	707,749	778,457
End of Period	$1,073,776	$1,091,197	$690,093	$707,749
(1) Shares Issued and Redeemed:
Shares Issued	8,218	19,652	9,135	16,080
Shares Issued in Lieu of Cash Distributions	1,392	2,853	1,391	4,053
Shares Redeemed	(9,829)	(18,582)	(12,383)	(32,168)
Net Increase (Decrease) from Shares Issued and Redeemed	(219)	3,923	(1,857)	(12,035)
See accompanying Notes to Financial Statements.
223

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$44.39	$32.32	$30.29	$36.55	$25.40	$23.65
Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.49	0.45	0.41	0.37	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.83)	12.06	2.02	(5.85)	11.17	1.92
Total from Investment Operations	(1.59)	12.55	2.47	(5.44)	11.54	2.26
Less Distributions:
Net Investment Income	(0.22)	(0.48)	(0.44)	(0.38)	(0.39)	(0.30)
Net Realized Gains	—	—	—	(0.44)	—	(0.21)
Total Distributions	(0.22)	(0.48)	(0.44)	(0.82)	(0.39)	(0.51)
Net Asset Value, End of Period	$42.58	$44.39	$32.32	$30.29	$36.55	$25.40
Total Return	(3.61%)(B)	38.97%	8.14%	(15.14%)	45.64%	9.73%
Net Assets, End of Period (thousands)	$7,054,332	$7,407,601	$5,298,295	$4,861,577	$5,624,655	$3,237,305
Ratio of Expenses to Average Net Assets	0.17%(C)	0.17%	0.17%	0.18%	0.21%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.17%(C)	0.17%	0.17%	0.18%	0.21%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.12%(C)	1.22%	1.38%	1.25%	1.13%	1.39%
Portfolio Turnover Rate	3%(B)	4%	8%	7%	8%	5%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
224

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Sustainability Targeted Value Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Jul 7, 2020Ʊ to Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$19.38	$15.01	$16.20	$18.06	$11.28	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.24	0.23	0.22	0.23	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.94)	4.47	(0.83)	(1.12)	6.81	1.27
Total from Investment Operations	(1.80)	4.71	(0.60)	(0.90)	7.04	1.32
Less Distributions:
Net Investment Income	(0.12)	(0.23)	(0.21)	(0.21)	(0.20)	(0.04)
Net Realized Gains	—	(0.11)	(0.38)	(0.75)	(0.06)	—
Total Distributions	(0.12)	(0.34)	(0.59)	(0.96)	(0.26)	(0.04)
Net Asset Value, End of Period	$17.46	$19.38	$15.01	$16.20	$18.06	$11.28
Total Return	(9.33%)(B)	31.53%	(3.89%)	(5.18%)	62.79%	13.19%(B)
Net Assets, End of Period (thousands)	$421,612	$469,052	$334,704	$322,482	$285,842	$90,512
Ratio of Expenses to Average Net Assets	0.34%(C)	0.34%	0.34%	0.36%	0.40%	0.40%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.34%(C)	0.34%	0.34%	0.37%	0.46%	0.78%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.42%(C)	1.32%	1.41%	1.33%	1.39%	1.35%(C)(D)
Portfolio Turnover Rate	9%(B)	16%	26%	29%	21%	3%(B)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
225

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$12.90	$10.59	$9.60	$13.43	$10.09	$10.55
Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.33	0.30	0.31	0.29	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	1.01	2.33	0.95	(3.80)	3.31	(0.47)
Total from Investment Operations	1.18	2.66	1.25	(3.49)	3.60	(0.27)
Less Distributions:
Net Investment Income	(0.15)	(0.35)	(0.26)	(0.34)	(0.26)	(0.19)
Total Distributions	(0.15)	(0.35)	(0.26)	(0.34)	(0.26)	(0.19)
Net Asset Value, End of Period	$13.93	$12.90	$10.59	$9.60	$13.43	$10.09
Total Return	9.27%(B)	25.17%	12.91%	(26.29%)	35.82%	(2.58%)
Net Assets, End of Period (thousands)	$3,708,983	$3,442,087	$2,865,337	$2,655,705	$3,386,249	$2,179,432
Ratio of Expenses to Average Net Assets	0.23%(C)	0.24%	0.24%	0.25%	0.27%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%(C)	0.24%	0.24%	0.25%	0.27%	0.33%
Ratio of Net Investment Income to Average Net Assets	2.70%(C)	2.60%	2.64%	2.70%	2.28%	1.97%
Portfolio Turnover Rate	7%(B)	14%	13%	14%	7%	4%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
226

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.79	$8.17	$7.30	$10.51	$8.99	$8.86
Income from Investment Operations (A)
Net Investment Income (Loss)	0.08	0.21	0.22	0.23	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.10)	1.67	0.85	(3.05)	1.49	0.11
Total from Investment Operations	(0.02)	1.88	1.07	(2.82)	1.69	0.28
Less Distributions:
Net Investment Income	(0.12)	(0.26)	(0.20)	(0.22)	(0.17)	(0.15)
Net Realized Gains	—	—	—	(0.17)	—	—
Total Distributions	(0.12)	(0.26)	(0.20)	(0.39)	(0.17)	(0.15)
Net Asset Value, End of Period	$9.65	$9.79	$8.17	$7.30	$10.51	$8.99
Total Return	(0.17%)(B)	23.11%	14.54%	(27.51%)	18.83%	3.27%
Net Assets, End of Period (thousands)	$1,073,776	$1,091,197	$879,512	$796,520	$963,873	$663,516
Ratio of Expenses to Average Net Assets	0.43%(C)	0.44%	0.44%	0.46%	0.49%	0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.43%(C)	0.44%	0.44%	0.46%	0.49%	0.61%
Ratio of Net Investment Income to Average Net Assets	1.72%(C)	2.26%	2.58%	2.45%	1.87%	1.97%
Portfolio Turnover Rate	5%(B)	13%	17%	14%	13%	5%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
227

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Global Sustainability Fixed Income Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.52	$9.01	$8.96	$11.00	$11.40	$11.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.33	0.27	0.20	0.17	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.68	0.02	(2.03)	(0.37)	0.45
Total from Investment Operations	0.17	1.01	0.29	(1.83)	(0.20)	0.63
Less Distributions:
Net Investment Income	(0.17)	(0.50)	(0.24)	(0.20)	(0.18)	(0.21)
Net Realized Gains	—	—	—	(0.01)	(0.02)	(0.02)
Total Distributions	(0.17)	(0.50)	(0.24)	(0.21)	(0.20)	(0.23)
Net Asset Value, End of Period	$9.52	$9.52	$9.01	$8.96	$11.00	$11.40
Total Return	1.85%(B)	11.29%	3.19%	(16.88%)	(1.78%)	5.83%
Net Assets, End of Period (thousands)	$690,093	$707,749	$778,457	$819,220	$891,738	$561,436
Ratio of Expenses to Average Net Assets	0.22%(C)	0.22%	0.22%	0.26%	0.28%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22%(C)	0.22%	0.23%	0.26%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.50%(C)	3.52%	2.87%	1.99%	1.55%	1.62%
Portfolio Turnover Rate	15%(B)	45%	39%	29%	11%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors.  The Fund offers one hundred and two operational portfolios as of April 30, 2025, five of which, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, Emerging Markets Sustainability Core 1 Portfolio, and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities held by U.S. Sustainability Core 1 Portfolio and U.S. Sustainability Targeted Value Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the “International Equity Portfolios”), including OTC securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of
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the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets or equally.
The International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Emerging Markets Sustainability Core 1 Portfolio is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.
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For the six months ended April 30, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
U.S. Sustainability Core 1 Portfolio	0.14%
U.S. Sustainability Targeted Value Portfolio	0.28%
International Sustainability Core 1 Portfolio	0.20%
Emerging Markets Sustainability Core 1 Portfolio	0.35%
DFA Global Sustainability Fixed Income Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver  Agreements  for the Portfolios will remain in effect through February 28, 2026. The Fee Waiver  Agreements may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2025, waived fees/assumed expenses during the six months ended April 30, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Sustainability Core 1 Portfolio (1)	0.25%	—	—
U.S. Sustainability Targeted Value Portfolio (2)	0.34%	$28	$2
International Sustainability Core 1 Portfolio (1)	0.38%	—	—
Emerging Markets Sustainability Core 1 Portfolio (2)	0.42%	—	24
DFA Global Sustainability Fixed Income Portfolio (2)	0.25%	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation
Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the
Advisor, excluding money market funds and the Short Term Series, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each
Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2025, the Expense Limitation Amount in the Fee Waiver Agreement for Emerging
Markets Sustainability Core 1 Portfolio was 0.65% of the average net assets of a class of the Portfolio on an annualized basis.

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	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	4/30/2028	Total
Emerging Markets Sustainability Core 1 Portfolio	$—	$—	$—	$24	$24

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2025, expenses reduced were as follows (amount in thousands):
Fees Paid Indirectly
International Sustainability Core 1 Portfolio	$76
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2025, the total related amount paid by the Fund to the CCO was $100 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of April 30, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
U.S. Sustainability Core 1 Portfolio	$18
U.S. Sustainability Targeted Value Portfolio	1
International Sustainability Core 1 Portfolio	9
Emerging Markets Sustainability Core 1 Portfolio	3
DFA Global Sustainability Fixed Income Portfolio	2

E. Purchases and Sales of Securities:
For the six months ended April 30, 2025, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the equity portfolios) (amounts in thousands):
	U.S. Government Securities	Other Investment Securities
	Sales	Purchases	Sales
U.S. Sustainability Core 1 Portfolio	—	$501,602	$238,235
U.S. Sustainability Targeted Value Portfolio	—	66,405	43,074
International Sustainability Core 1 Portfolio	—	251,798	262,963
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	U.S. Government Securities	Other Investment Securities
	Sales	Purchases	Sales
Emerging Markets Sustainability Core 1 Portfolio	—	$58,916	$64,345
DFA Global Sustainability Fixed Income Portfolio	$18,031	104,556	91,693
For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments,  Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$63,782	$617,105	$542,680	$(5)	$(12)	$138,190	11,949	$2,491	—
Total	$63,782	$617,105	$542,680	$(5)	$(12)	$138,190		$2,491	—
U.S. Sustainability Targeted Value Portfolio
The DFA Short Term Investment Fund	$9,719	$54,295	$51,917	—	$(1)	$12,096	1,046	$256	—
Total	$9,719	$54,295	$51,917	—	$(1)	$12,096		$256	—
International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$108,478	$597,344	$486,700	$(4)	$(12)	$219,106	18,946	$2,716	—
Total	$108,478	$597,344	$486,700	$(4)	$(12)	$219,106		$2,716	—
Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$17,392	$39,019	$45,108	$1	$(1)	$11,301	977	—	—
Total	$17,392	$39,019	$45,108	$1	$(1)	$11,301		—	—
DFA Global Sustainability Fixed Income Portfolio
The DFA Short Term Investment Fund	$4,847	$29,523	$22,856	—	—	$11,514	996	$144	—
Total	$4,847	$29,523	$22,856	—	—	$11,514		$144	—
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
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Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Sustainability Core 1 Portfolio
2023	$70,236	—	$70,236
2024	78,612	—	78,612
U.S. Sustainability Targeted Value Portfolio
2023	4,557	$7,688	12,245
2024	5,210	2,496	7,706
International Sustainability Core 1 Portfolio
2023	70,779	—	70,779
2024	92,775	—	92,775
Emerging Markets Sustainability Core 1 Portfolio
2023	21,062	—	21,062
2024	27,592	—	27,592
DFA Global Sustainability Fixed Income Portfolio
2023	20,613	—	20,613
2024	38,475	—	38,475

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Sustainability Core 1 Portfolio	$(6,741)	—	$(6,741)
U.S. Sustainability Targeted Value Portfolio	(346)	—	(346)
International Sustainability Core 1 Portfolio	(3,470)	—	(3,470)
Emerging Markets Sustainability Core 1 Portfolio	(1,305)	—	(1,305)
DFA Global Sustainability Fixed Income Portfolio	(2,277)	—	(2,277)
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As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Sustainability Core 1 Portfolio	—	—	$(31,141)	$3,520,356	$3,489,215
U.S. Sustainability Targeted Value Portfolio	—	—	(5,267)	89,244	83,977
International Sustainability Core 1 Portfolio	$26,182	—	(93,563)	809,028	741,647
Emerging Markets Sustainability Core 1 Portfolio	9,015	—	(96,296)	169,445	82,164
DFA Global Sustainability Fixed Income Portfolio	8,916	—	(95,336)	(42,966)	(129,386)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
U.S. Sustainability Core 1 Portfolio	$31,141
U.S. Sustainability Targeted Value Portfolio	5,267
International Sustainability Core 1 Portfolio	93,563
Emerging Markets Sustainability Core 1 Portfolio	96,296
DFA Global Sustainability Fixed Income Portfolio	95,336
During the year ended October 31, 2024, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Sustainability Core 1 Portfolio	$4,176,559	$3,206,486	$(198,102)	$3,008,384
U.S. Sustainability Targeted Value Portfolio	410,163	72,448	(48,725)	23,723
International Sustainability Core 1 Portfolio	2,842,128	1,230,470	(164,145)	1,066,325
Emerging Markets Sustainability Core 1 Portfolio	910,472	303,936	(108,179)	195,757
DFA Global Sustainability Fixed Income Portfolio	724,304	11,912	(58,414)	(46,502)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained,
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assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
2. Forward Currency Contracts: The DFA Global Sustainability Fixed Income Portfolio hedges its foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Global Sustainability Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operation as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operation as a net realized gain or loss on forward currency contracts.
3. Futures Contracts: Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.
The U.S. Social Core Equity 2 Portfolio, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.
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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amounts in thousands):
	Forward Currency Contracts*	Futures**
U.S. Sustainability Targeted Value Portfolio	$ —	$247
DFA Global Sustainability Fixed Income Portfolio	520,055	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at April 30, 2025	Forward Currency Contracts (1)
DFA Global Sustainability Fixed Income Portfolio	$255	$255

Liability Derivatives Value
	Total Value at April 30, 2025	Forward Currency Contracts (2)
DFA Global Sustainability Fixed Income Portfolio	$(14,407)	$(14,407)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2025 (amounts in thousands):
Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Sustainability Core 1 Portfolio	$(1,110)	—	$(1,110)
U.S. Sustainability Targeted Value Portfolio	(115)	—	(115)
International Sustainability Core 1 Portfolio	(28)	—	(28)
Emerging Markets Sustainability Core 1 Portfolio	(238)	—	(238)
DFA Global Sustainability Fixed Income Portfolio	12,793	$12,793	—

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
DFA Global Sustainability Fixed Income Portfolio	$(20,997)	$(20,997)

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(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of April 30, 2025, there were no futures contracts outstanding. During the six months ended April 30, 2025, the Portfolios had limited activity in futures contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents each Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2025 (amounts in thousands):
		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Global Sustainability Fixed Income Portfolio
State Street Bank and Trust	$46	$46	$(46)	—	—	—	$2,335	$2,335	$(46)	—	—	$2,289
Citibank, N.A.	38	38	(38)	—	—	—	5,485	5,485	(38)	—	—	5,447
Royal Bank of Canada	—	—	—	—	—	—	243	243	—	—	—	243
UBS AG	—	—	—	—	—	—	95	95	—	—	—	95
Bank of America Corp.	117	117	(117)	—	—	—	276	276	(117)	—	—	159
Australia and New Zealand Bank	37	37	(37)	—	—	—	2,456	2,456	(37)	—	—	2,419
Bank of New York Mellon	—	—	—	—	—	—	3,132	3,132	—	—	—	3,132
HSBC Bank	9	9	(9)	—	—	—	363	363	(9)	—	—	354
Societe Generale	8	8	(8)	—	—	—	22	22	(8)	—	—	14
Total	$255	$255	$(255)	—	—	—	$14,407	$14,407	$(255)	—	—	$14,152

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
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(b)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the six months ended April 30, 2025, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2025
U.S. Sustainability Targeted Value Portfolio	5.33%	$839	1	—	$839	—
International Sustainability Core 1 Portfolio	5.08%	1,022	1	—	1,022	—
Emerging Markets Sustainability Core 1 Portfolio	5.08%	1,676	18	$4	4,586	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
240

For the six months ended April 30, 2025, activity by the Portfolio under the interfund lending program was as follows (amounts in thousands, except percentages and days):
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2025
U.S. Sustainability Core 1 Portfolio	Borrower	4.71%	$20,788	1	$3	$20,788	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025 that the Portfolio utilized the interfund lending program.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2025, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2025, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Sustainability Core 1 Portfolio	$29,323	$59,164	$(6,674)
U.S. Sustainability Targeted Value Portfolio	12,866	8,504	1,288
International Sustainability Core 1 Portfolio	19,601	35,211	835
Emerging Markets Sustainability Core 1 Portfolio	66	75	(60)
J. Securities Lending:
As of April 30, 2025, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
International Sustainability Core 1 Portfolio	$31,862
Emerging Markets Sustainability Core 1 Portfolio	32,196

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next
241

business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the six months ended April 30, 2025, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):
U.S. Sustainability Core 1 Portfolio	$234,247
U.S. Sustainability Targeted Value Portfolio	14,324

M. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i)engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
242

N. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
As of April 30, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Sustainability Core 1 Portfolio	4	77%
U.S. Sustainability Targeted Value Portfolio	3	95%
International Sustainability Core 1 Portfolio	2	73%
Emerging Markets Sustainability Core 1 Portfolio	2	82%
DFA Global Sustainability Fixed Income Portfolio	3	91%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
P. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
243

During the six months ended ended April 30, 2025, the Portfolios’ activity in the program was as follows (amounts in thousands, except shares):
	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
U.S. Sustainability Core 1 Portfolio	$130,093	2,944,086	$163
U.S. Sustainability Targeted Value Portfolio	11,862	642,928	15
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
244

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
245

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
246

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
247

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on November 1, 2024, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements.  Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including:  (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities.  The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports.  The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
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Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
249

DFA-043025-006S

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2025 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional VA U.S. Targeted Value Portfolio
Dimensional VA U.S. Large Value Portfolio
Dimensional VA International Value Portfolio
Dimensional VA International Small Portfolio
Dimensional VA Short-Term Fixed Portfolio
Dimensional VA Global Bond Portfolio
Dimensional VIT Inflation-Protected Securities Portfolio
Dimensional VA Global Moderate Allocation Portfolio
Dimensional VA Equity Allocation Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
CPI	Consumer Price Index
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of April 30, 2025
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

(r)	The adjustable rate shown is effective as of April 30, 2025.
^	Denominated in USD, unless otherwise noted.
∞	Rates reflect the effective yields at purchase date.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
1

Dimensional VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (4.1%)
*	Advantage Solutions, Inc.	102,823	$137,783
*	AMC Networks, Inc., Class A	16,241	103,942
*	Angi, Inc.	20,230	231,836
	ATN International, Inc.	7,699	136,195
*	Bandwidth, Inc., Class A	10,048	124,796
*	Boston Omaha Corp., Class A	13,414	208,319
*	Bumble, Inc., Class A	35,209	148,582
*	BuzzFeed, Inc.	8,809	17,178
	Cable One, Inc.	2,010	537,213
*	Cardlytics, Inc.	15,304	22,038
*	Cars.com, Inc.	26,413	307,447
*	DHI Group, Inc.	22,706	32,015
*	EchoStar Corp., Class A	1,741	39,138
	Entravision Communications Corp., Class A	31,641	57,903
*	Eventbrite, Inc., Class A	5,139	10,895
*	EW Scripps Co., Class A	33,487	67,309
*	Frontier Communications Parent, Inc.	68,161	2,470,836
*	Gaia, Inc.	2,866	15,018
*	Gambling.com Group Ltd.	6,316	81,287
*	Gannett Co., Inc.	53,130	170,016
	Gray Media, Inc.	40,200	134,670
*	Integral Ad Science Holding Corp.	53,518	378,372
	Interpublic Group of Cos., Inc.	71,191	1,788,318
	John Wiley & Sons, Inc. (WLY US), Class A	12,772	557,370
*	Liberty Broadband Corp. (LBRDA US), Class A	5,333	474,904
*	Liberty Broadband Corp. (LBRDK US), Class C	32,380	2,926,828
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Global Ltd. (LBTYA US), Class A	48,782	$534,163
*	Liberty Global Ltd. (LBTYK US), Class C	45,802	519,395
*	Liberty Latin America Ltd. (LILA US), Class A	18,962	102,774
*	Liberty Latin America Ltd. (LILAK US), Class C	69,155	380,352
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	805	56,334
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	1,864	133,295
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	13,009	103,812
*	Magnite, Inc.	50,992	606,295
*	Marchex, Inc., Class B	494	726
	Marcus Corp.	13,447	219,321
	National CineMedia, Inc.	31,846	182,478
	Nexstar Media Group, Inc.	11,420	1,709,117
*	Nextdoor Holdings, Inc.	10,416	15,312
*	Outbrain, Inc.	8,572	30,345
#	Paramount Global (PARA US), Class B	85,904	1,008,513
#	Paramount Global (PARAA US), Class A	1,850	41,921
*	Playstudios, Inc.	12,335	15,665
*	PubMatic, Inc., Class A	11,274	110,147
*	Reservoir Media, Inc.	1,588	11,910
	Saga Communications, Inc., Class A	2,918	33,119
	Scholastic Corp.	15,350	276,760

2

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Shenandoah Telecommunications Co.	22,072	$245,882
	Shutterstock, Inc.	5,023	80,167
	Sinclair, Inc.	8,983	129,355
#	Sirius XM Holdings, Inc.	38,781	830,689
*	SPAR Group, Inc.	4,912	5,256
*	Sphere Entertainment Co.	11,754	320,296
	Spok Holdings, Inc.	6,453	92,536
*	Sunrise Communications AG, ADR, Class A	13,410	723,067
*	TechTarget, Inc.	621	4,949
	TEGNA, Inc.	63,695	1,033,770
	Telephone & Data Systems, Inc.	43,900	1,645,811
*	Thryv Holdings, Inc.	1,758	24,085
*	TripAdvisor, Inc.	22,841	284,370
*	TrueCar, Inc.	39,501	58,856
*	U.S. Cellular Corp.	22,033	1,512,786
*	Urban One, Inc. (UONE US)	2,835	4,253
*	Urban One, Inc. (UONEK US)	7,214	3,694
*	Vimeo, Inc.	37,548	189,242
*	Vivid Seats, Inc., Class A	3,276	9,206
*	WideOpenWest, Inc.	20,225	88,586
*	Yelp, Inc.	9,831	344,871
*	Ziff Davis, Inc.	16,182	477,854
*	ZoomInfo Technologies, Inc.	73,373	628,073
TOTAL COMMUNICATION SERVICES			26,009,616
CONSUMER DISCRETIONARY — (13.5%)
*	1-800-Flowers.com, Inc., Class A	15,632	86,445
*	1stdibs.com, Inc.	9,776	24,147
*	Abercrombie & Fitch Co., Class A	2,002	138,979
	Academy Sports & Outdoors, Inc.	27,579	1,039,177
*	Adient PLC	32,435	410,303
	ADT, Inc.	163,559	1,311,743
*	Adtalem Global Education, Inc.	19,871	2,110,300
	Advance Auto Parts, Inc.	14,758	482,882
	A-Mark Precious Metals, Inc.	11,160	271,858
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	American Axle & Manufacturing Holdings, Inc.	58,417	$223,153
	American Eagle Outfitters, Inc.	72,825	766,847
*	American Outdoor Brands, Inc.	6,121	68,708
*	American Public Education, Inc.	8,469	199,022
*	America's Car-Mart, Inc.	3,267	154,921
#*	AMMO, Inc.	8,130	16,016
	Aramark	23,088	771,832
	Ark Restaurants Corp.	411	3,806
	Arko Corp.	17,934	72,184
#*	Asbury Automotive Group, Inc.	6,967	1,519,781
*	Aterian, Inc.	421	829
	Autoliv, Inc.	5,997	559,100
#*	AutoNation, Inc.	14,593	2,541,371
	Bassett Furniture Industries, Inc.	5,100	90,015
*	Beazer Homes USA, Inc.	13,445	262,984
*	Biglari Holdings, Inc. (BH US), Class B	800	186,328
*	Biglari Holdings, Inc. (BH/A US), Class A	30	34,410
*	BJ's Restaurants, Inc.	10,427	347,115
#*	Boot Barn Holdings, Inc.	5,235	546,220
	BorgWarner, Inc.	84,918	2,409,973
	Brunswick Corp.	20,293	934,493
	Build-A-Bear Workshop, Inc.	193	6,809
*	Caesars Entertainment, Inc.	34,099	922,719
	Caleres, Inc.	13,403	204,262
*	Capri Holdings Ltd.	31,902	479,806
	Carriage Services, Inc.	4,197	167,712
	Carter's, Inc.	8,631	285,255
	Cato Corp., Class A	9,508	22,439
*	Century Casinos, Inc.	4,358	5,709
	Century Communities, Inc.	13,543	738,635
*	Chegg, Inc.	34,010	24,732
*	Citi Trends, Inc.	3,912	87,355
	Clarus Corp.	12,720	41,849
	Columbia Sportswear Co.	11,329	704,324
*	ContextLogic, Inc., Class A	7,140	50,980

3

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cooper-Standard Holdings, Inc.	4,792	$70,299
	Cracker Barrel Old Country Store, Inc.	4,445	189,802
*	Crocs, Inc.	2,549	245,775
	Crown Crafts, Inc.	1,600	4,784
*	Culp, Inc.	4,293	16,313
	Dana, Inc.	57,009	783,304
#	Designer Brands, Inc., Class A	19,219	53,621
*	Destination XL Group, Inc.	24,758	24,501
#	Dillard's, Inc., Class A	2,213	767,159
*	Dorman Products, Inc.	6,686	757,524
*	Dream Finders Homes, Inc., Class A	6,463	146,452
*	Duluth Holdings, Inc., Class B	12,388	21,555
*	El Pollo Loco Holdings, Inc.	18,381	171,862
	Escalade, Inc.	3,057	46,405
	Ethan Allen Interiors, Inc.	12,381	351,992
*	Figs, Inc., Class A	20,076	80,906
*	First Watch Restaurant Group, Inc.	19,583	345,836
*	Five Below, Inc.	3,447	261,593
	Flexsteel Industries, Inc.	1,708	57,030
*	Foot Locker, Inc.	37,366	458,481
*	Fossil Group, Inc.	1,522	1,537
*	Fox Factory Holding Corp.	1,946	39,523
*	Full House Resorts, Inc.	6,123	19,777
*	Funko, Inc., Class A	16,160	64,802
	Gap, Inc.	116,431	2,549,839
*	Genesco, Inc.	6,619	128,409
*	Gentherm, Inc.	8,895	231,359
*	G-III Apparel Group Ltd.	20,294	511,815
	Golden Entertainment, Inc.	10,039	258,002
*	Goodyear Tire & Rubber Co.	110,906	1,206,657
*	GoPro, Inc., Class A	54,312	31,284
	Graham Holdings Co., Class B	1,508	1,387,435
*	Green Brick Partners, Inc.	11,839	698,383
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Group 1 Automotive, Inc.	4,600	$1,856,698
*	GrowGeneration Corp.	22,304	26,096
	Guess?, Inc.	19,177	215,741
	Hamilton Beach Brands Holding Co., Class A	2,800	55,440
	Harley-Davidson, Inc.	46,753	1,048,202
	Haverty Furniture Cos., Inc. (HVT US)	7,037	127,792
*	Helen of Troy Ltd.	8,103	225,750
*	Hilton Grand Vacations, Inc.	21,736	730,982
*	Holley, Inc.	22,047	47,401
	Hooker Furnishings Corp.	6,091	58,474
*	Hovnanian Enterprises, Inc., Class A	1,025	99,220
	International Game Technology PLC	2,090	34,276
*	iRobot Corp.	1,528	3,744
	J Jill, Inc.	900	13,698
	JAKKS Pacific, Inc.	4,636	89,428
	Johnson Outdoors, Inc., Class A	4,868	111,136
	KB Home	25,961	1,402,673
#	Kohl's Corp.	40,192	269,286
	Krispy Kreme, Inc.	41,045	168,285
	Lakeland Industries, Inc.	3,668	59,898
*	Lands' End, Inc.	11,127	98,808
*	Landsea Homes Corp.	11,126	67,869
*	Latham Group, Inc.	22,247	121,580
*	Laureate Education, Inc.	43,102	865,057
	La-Z-Boy, Inc.	19,420	767,090
	LCI Industries	8,436	650,247
	Lear Corp.	19,493	1,671,525
*	Legacy Housing Corp.	8,026	195,232
	Leggett & Platt, Inc.	21,086	202,847
*	LGI Homes, Inc.	9,377	512,078
*	Life Time Group Holdings, Inc.	23,358	716,156
	Lifetime Brands, Inc.	10,226	37,223
*	Lincoln Educational Services Corp.	9,403	158,911
	Lithia Motors, Inc.	9,521	2,787,368
	LKQ Corp.	43,588	1,665,497
*	Lovesac Co.	6,021	117,108

4

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	M/I Homes, Inc.	5,985	$638,480
	Macy's, Inc.	110,139	1,257,787
#*	Malibu Boats, Inc., Class A	8,085	230,908
	Marine Products Corp.	5,374	45,142
*	MarineMax, Inc.	10,455	224,364
	Marriott Vacations Worldwide Corp.	12,643	692,963
*	MasterCraft Boat Holdings, Inc.	4,740	77,926
*	Mattel, Inc.	84,261	1,338,907
	Meritage Homes Corp.	19,382	1,320,689
*	MGM Resorts International	4,159	130,842
*	Mister Car Wash, Inc.	29,044	199,242
#*	Mobileye Global, Inc., Class A	28,564	416,463
*	Mohawk Industries, Inc.	23,030	2,449,241
	Monarch Casino & Resort, Inc.	777	60,754
	Monro, Inc.	12,368	172,410
#*	Motorcar Parts of America, Inc.	9,753	86,899
	Movado Group, Inc.	8,389	116,523
#*	National Vision Holdings, Inc.	28,332	349,900
	Newell Brands, Inc.	164,352	785,603
*	ODP Corp.	15,998	218,853
*	OneWater Marine, Inc., Class A	5,322	79,883
	Oxford Industries, Inc.	5,981	290,677
	Patrick Industries, Inc.	14,593	1,123,369
*	Penn Entertainment, Inc.	32,008	487,162
#	Penske Automotive Group, Inc.	11,735	1,826,787
	Perdoceo Education Corp.	35,199	884,199
*	Petco Health & Wellness Co., Inc.	56,204	165,802
*	PetMed Express, Inc.	5,743	19,411
	Phinia, Inc.	17,167	689,255
*	Playa Hotels & Resorts NV	23,680	317,786
	Polaris, Inc.	10,438	354,474
#*	Portillo's, Inc., Class A	14,269	147,541
#	PVH Corp.	23,653	1,631,584
	RCI Hospitality Holdings, Inc.	2,105	83,526
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Rocky Brands, Inc.	3,792	$81,111
*	Sally Beauty Holdings, Inc.	40,019	325,755
#	Shoe Carnival, Inc.	14,057	244,311
	Signet Jewelers Ltd.	17,468	1,035,852
*	Skechers USA, Inc., Class A	1,284	61,658
	Smith & Wesson Brands, Inc.	23,502	223,974
#*	Solid Power, Inc.	14,592	15,905
*	Solo Brands, Inc., Class A	1,987	66
	Sonic Automotive, Inc., Class A	11,403	692,390
*	Sonos, Inc.	5,230	48,168
*	Sportsman's Warehouse Holdings, Inc.	19,768	33,013
	Standard Motor Products, Inc.	10,327	279,862
	Steven Madden Ltd.	17,351	364,371
*	Stitch Fix, Inc., Class A	2,320	7,586
*	Stoneridge, Inc.	10,877	41,985
	Strategic Education, Inc.	9,712	792,305
*	Strattec Security Corp.	2,014	67,106
	Sturm Ruger & Co., Inc.	3,323	135,113
	Superior Group of Cos., Inc.	6,372	66,141
*	Target Hospitality Corp.	4,544	30,899
*	Taylor Morrison Home Corp.	48,138	2,760,714
#	Thor Industries, Inc.	19,763	1,431,236
*	Tile Shop Holdings, Inc.	17,417	98,754
#*	Tilly's, Inc., Class A	10,706	16,380
	Toll Brothers, Inc.	21,246	2,143,084
*	Topgolf Callaway Brands Corp.	66,954	442,566
*	Traeger, Inc.	13,972	20,399
*	Tri Pointe Homes, Inc.	43,325	1,332,244
*	Under Armour, Inc. (UA US), Class C	74,642	406,052
*	Under Armour, Inc. (UAA US), Class A	69,844	399,508
*	Unifi, Inc.	9,361	47,647
*	Universal Electronics, Inc.	7,047	34,178
#	Upbound Group, Inc.	15,986	318,121

5

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Urban Outfitters, Inc.	18,519	$977,433
*	Vera Bradley, Inc.	15,150	29,543
*	Victoria's Secret & Co.	1,978	37,186
*	Visteon Corp.	6,895	546,015
	Weyco Group, Inc.	4,829	144,387
#	Whirlpool Corp.	9,116	695,368
	Winnebago Industries, Inc.	13,411	426,738
*	Zumiez, Inc.	9,329	109,149
TOTAL CONSUMER DISCRETIONARY			86,469,985
CONSUMER STAPLES — (6.5%)
	Alico, Inc.	4,231	120,753
	Andersons, Inc.	17,271	651,289
	B&G Foods, Inc.	30,488	210,062
*	BellRing Brands, Inc.	11,876	916,115
*	Boston Beer Co., Inc. , Class A	1,966	483,243
	Bunge Global SA	33,840	2,663,885
	Calavo Growers, Inc.	4,647	128,350
	Cal-Maine Foods, Inc.	16,192	1,511,847
	Campbell's Co.	42,728	1,557,863
#*	Central Garden & Pet Co. (CENT US)	4,869	163,404
*	Central Garden & Pet Co. (CENTA US), Class A	20,397	603,139
	Conagra Brands, Inc.	40,549	1,001,966
#*	Coty, Inc., Class A	142,000	717,100
*	Darling Ingredients, Inc.	51,820	1,668,086
	Dole PLC	27,165	412,636
	Edgewell Personal Care Co.	19,405	592,823
*	Farmer Bros Co.	6,541	12,232
	Flowers Foods, Inc.	18,465	324,799
	Fresh Del Monte Produce, Inc.	23,841	810,832
*	Grocery Outlet Holding Corp.	30,997	520,440
*	Hain Celestial Group, Inc.	33,640	102,266
*	HF Foods Group, Inc.	2,946	11,048
	Ingles Markets, Inc., Class A	7,277	448,918
	Ingredion, Inc.	21,847	2,901,719
	J&J Snack Foods Corp.	1,841	238,575
	J.M. Smucker Co.	20,876	2,427,253
	John B Sanfilippo & Son, Inc.	1,661	110,074
	Limoneira Co.	4,672	70,220
		Shares	Value†
CONSUMER STAPLES — (Continued)
	MGP Ingredients, Inc.	5,815	$171,368
*	Mission Produce, Inc.	21,203	222,101
	Molson Coors Beverage Co., Class B	67,833	3,902,432
*	Natural Alternatives International, Inc.	1,808	5,424
	Natural Grocers by Vitamin Cottage, Inc.	8,045	403,537
*	Nature's Sunshine Products, Inc.	7,774	95,776
	Nu Skin Enterprises, Inc., Class A	13,799	87,348
	Oil-Dri Corp. of America	4,764	200,517
*	Olaplex Holdings, Inc.	6,036	7,907
*	Performance Food Group Co.	26,632	2,148,137
#	Pilgrim's Pride Corp.	30,914	1,687,286
*	Post Holdings, Inc.	20,135	2,278,678
	PriceSmart, Inc.	11,316	1,148,461
	Reynolds Consumer Products, Inc.	20,966	482,218
	Seaboard Corp.	305	788,724
*	Seneca Foods Corp. (SENEA US), Class A	2,914	261,357
*	Simply Good Foods Co.	34,909	1,260,564
	SpartanNash Co.	17,893	354,997
	Spectrum Brands Holdings, Inc.	12,065	761,302
	Tootsie Roll Industries, Inc.	4,843	154,976
*	TreeHouse Foods, Inc.	22,996	535,577
*	United Natural Foods, Inc.	24,213	646,729
	Universal Corp.	12,343	719,227
*	USANA Health Sciences, Inc.	6,782	190,506
	Utz Brands, Inc.	9,032	120,035
	Village Super Market, Inc., Class A	5,738	211,445
	Walgreens Boots Alliance, Inc.	11,917	130,729
	Weis Markets, Inc.	12,183	1,047,616
*	Willamette Valley Vineyards, Inc.	206	1,250
TOTAL CONSUMER STAPLES			41,407,161

6

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (8.3%)
*	Amplify Energy Corp.	18,572	$48,287
*	Antero Resources Corp.	70,545	2,457,082
#	APA Corp.	96,918	1,506,106
	Archrock, Inc.	39,338	925,623
	Ardmore Shipping Corp.	20,003	190,829
	Aris Water Solutions, Inc., Class A	1,133	28,280
#	Atlas Energy Solutions, Inc.	25,262	341,795
	Berry Corp.	36,589	90,741
*	Bristow Group, Inc.	11,552	335,470
	Cactus, Inc., Class A	9,310	353,221
	California Resources Corp.	24,603	849,050
	ChampionX Corp.	15,163	365,883
	Chord Energy Corp. (CHRD US)	10,711	966,454
	Civitas Resources, Inc.	32,681	890,557
*	Clean Energy Fuels Corp.	99,591	144,407
*	CNX Resources Corp.	70,977	2,088,853
#*	Comstock Resources, Inc.	87,566	1,599,831
	Core Laboratories, Inc.	9,625	109,436
	Core Natural Resources, Inc.	20,691	1,494,097
	Crescent Energy Co., Class A	67,409	558,146
	CVR Energy, Inc.	23,771	448,321
	Delek U.S. Holdings, Inc.	25,404	330,760
	DHT Holdings, Inc.	77,872	832,452
*	DMC Global, Inc.	9,940	64,511
	Dorian LPG Ltd.	19,585	419,511
*	DT Midstream, Inc.	19,902	1,934,474
	Energy Services of America Corp.	2,897	24,769
	Epsilon Energy Ltd.	6,821	47,952
	Evolution Petroleum Corp.	11,610	48,646
*	Expro Group Holdings NV	35,866	296,612
*	Forum Energy Technologies, Inc.	4,078	59,743
	FutureFuel Corp.	22,698	93,289
*	Geospace Technologies Corp.	4,922	31,698
#*	Gevo, Inc.	37,657	41,423
		Shares	Value†
ENERGY — (Continued)
	Granite Ridge Resources, Inc.	35,246	$169,533
*	Green Plains, Inc.	14,161	50,696
*	Gulf Island Fabrication, Inc.	8,360	59,774
*	Gulfport Energy Corp.	2,196	378,810
*	Hallador Energy Co.	16,152	227,178
*	Helix Energy Solutions Group, Inc.	74,063	451,044
	Helmerich & Payne, Inc.	39,845	752,672
	HF Sinclair Corp.	67,266	2,022,689
*	Innovex International, Inc.	12,251	184,990
	International Seaways, Inc.	19,284	654,885
	Kodiak Gas Services, Inc.	16,930	575,789
*	Kosmos Energy Ltd.	127,185	195,865
	Liberty Energy, Inc.	63,928	735,172
#	Magnolia Oil & Gas Corp., Class A	46,926	963,391
*	Mammoth Energy Services, Inc.	9,096	23,013
	Matador Resources Co.	43,786	1,731,298
	Murphy Oil Corp.	61,922	1,271,259
*	Nabors Industries Ltd.	3,363	90,263
	NACCO Industries, Inc., Class A	3,182	111,052
*	National Energy Services Reunited Corp.	10,697	66,642
*	Natural Gas Services Group, Inc.	5,881	105,682
	Noble Corp. PLC	18,763	407,908
	Nordic American Tankers Ltd.	89,134	228,183
#	Northern Oil & Gas, Inc.	34,329	834,195
	NOV, Inc.	137,225	1,593,182
*	NPK International, Inc.	42,501	245,656
*	Oceaneering International, Inc.	15,297	271,522
*	Oil States International, Inc.	23,301	81,786
	Ovintiv, Inc.	74,702	2,508,493
*	Par Pacific Holdings, Inc.	12,866	184,241
	Patterson-UTI Energy, Inc.	134,519	758,687
	PBF Energy, Inc., Class A	47,516	816,325

7

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Peabody Energy Corp.	52,289	$645,246
	Permian Resources Corp.	232,088	2,738,638
	PHX Minerals, Inc.	15,007	57,477
*	PrimeEnergy Resources Corp.	646	109,736
*	ProPetro Holding Corp.	47,514	236,620
	Range Resources Corp.	30,286	1,027,604
	Ranger Energy Services, Inc., Class A	8,194	90,871
*	REX American Resources Corp.	8,179	324,870
	Riley Exploration Permian, Inc.	7,403	182,706
	RPC, Inc.	82,897	392,103
	SandRidge Energy, Inc.	16,894	153,904
	Scorpio Tankers, Inc.	21,314	803,325
*	SEACOR Marine Holdings, Inc.	10,107	49,322
*	Seadrill Ltd.	23,676	486,305
	Select Water Solutions, Inc.	42,441	361,597
	SFL Corp. Ltd.	60,832	500,039
	Sitio Royalties Corp., Class A	17,617	298,784
	SM Energy Co.	45,593	1,039,064
	Smart Sand, Inc.	3,473	7,293
	Solaris Energy Infrastructure, Inc.	6,467	136,712
*	Talos Energy, Inc.	71,087	489,079
	Teekay Corp. Ltd.	39,916	287,794
	Teekay Tankers Ltd., Class A	14,514	617,861
*	TETRA Technologies, Inc.	51,657	147,222
*	Tidewater, Inc.	9,603	347,533
#*	Transocean Ltd.	309,638	659,529
	VAALCO Energy, Inc.	40,235	131,568
#*	Valaris Ltd.	22,427	724,616
*	Vital Energy, Inc.	12,376	175,492
	Vitesse Energy, Inc.	11,502	235,216
	Weatherford International PLC	9,011	373,055
	World Kinect Corp.	30,174	757,066
TOTAL ENERGY			53,358,431
FINANCIALS — (28.8%)
	1st Source Corp.	9,136	547,703
		Shares	Value†
FINANCIALS — (Continued)
*	Acacia Research Corp.	36,405	$112,491
	ACNB Corp.	2,594	108,715
	Affiliated Managers Group, Inc.	1,674	277,265
#	Alerus Financial Corp.	9,008	179,079
	Ally Financial, Inc.	110,586	3,611,739
	Amalgamated Financial Corp.	10,424	293,540
*	Ambac Financial Group, Inc.	22,313	178,058
	Amerant Bancorp, Inc.	14,298	240,778
	American Coastal Insurance Corp.	7,611	86,994
	Ameris Bancorp	30,230	1,771,478
	AmeriServ Financial, Inc.	6,300	15,183
	Ames National Corp.	4,229	73,415
	Arrow Financial Corp.	6,960	170,729
	Associated Banc-Corp.	69,447	1,532,001
	Associated Capital Group, Inc., Class A	738	26,657
	Assured Guaranty Ltd.	23,727	2,081,570
	Atlantic Union Bankshares Corp.	52,389	1,451,175
*	Atlanticus Holdings Corp.	5,316	291,423
	Auburn National BanCorp, Inc.	44	866
	Axis Capital Holdings Ltd.	26,055	2,509,618
*	Axos Financial, Inc.	22,189	1,408,558
	Banc of California, Inc.	29,275	394,627
	BancFirst Corp.	496	58,439
	Bank First Corp.	1,299	141,825
	Bank of Hawaii Corp.	2,852	188,546
	Bank of Marin Bancorp	8,173	167,710
	Bank of NT Butterfield & Son Ltd.	11,773	473,039
	Bank OZK	42,165	1,796,229
	Bank7 Corp.	1,055	38,402
	BankFinancial Corp.	6,411	78,791
	BankUnited, Inc.	28,884	944,796
	Bankwell Financial Group, Inc.	2,946	99,899
#	Banner Corp.	14,954	914,288

8

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bar Harbor Bankshares	7,076	$209,733
	BayCom Corp.	5,636	146,592
	BCB Bancorp, Inc.	8,990	73,898
	Berkshire Hills Bancorp, Inc.	21,316	529,276
*	Blue Foundry Bancorp	8,269	77,232
*	Blue Ridge Bankshares, Inc.	21,429	73,501
	BOK Financial Corp.	21,196	1,974,831
	Bread Financial Holdings, Inc.	19,436	922,238
*	Bridgewater Bancshares, Inc.	9,928	152,792
*	Brighthouse Financial, Inc.	25,341	1,475,353
	Brookline Bancorp, Inc.	38,982	406,972
	Burke & Herbert Financial Services Corp.	2,550	142,570
	Business First Bancshares, Inc.	9,018	207,865
*	BV Financial, Inc.	3,545	54,416
	Byline Bancorp, Inc.	15,732	401,795
	C&F Financial Corp.	1,703	110,303
	Cadence Bank	66,147	1,935,461
*	California BanCorp	979	13,677
	Camden National Corp.	6,763	260,511
	Capital Bancorp, Inc.	3,528	111,450
	Capital City Bank Group, Inc.	8,430	308,032
	Capitol Federal Financial, Inc.	58,512	331,763
*	Carter Bankshares, Inc.	9,177	140,500
	Cass Information Systems, Inc.	872	35,525
	Cathay General Bancorp	28,379	1,183,121
	Central Pacific Financial Corp.	13,002	334,021
	CF Bankshares, Inc.	1,337	30,724
	Chemung Financial Corp.	1,723	76,398
	ChoiceOne Financial Services, Inc.	876	24,905
	Citizens & Northern Corp.	7,327	141,045
	Citizens Community Bancorp, Inc.	2,817	41,748
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Services, Inc.	703	$38,264
	Civista Bancshares, Inc.	7,147	160,879
	CNB Financial Corp.	8,080	177,356
	CNO Financial Group, Inc.	32,607	1,237,110
	Colony Bankcorp, Inc.	6,665	103,441
	Columbia Banking System, Inc.	37,782	847,072
*	Columbia Financial, Inc.	12,433	167,473
	Comerica, Inc.	44,324	2,382,415
	Community Financial System, Inc.	15,875	866,616
	Community Trust Bancorp, Inc.	9,089	444,997
	Community West Bancshares	7,208	126,140
	ConnectOne Bancorp, Inc.	16,353	368,433
*	Consumer Portfolio Services, Inc.	9,697	89,503
*	Customers Bancorp, Inc.	14,592	729,600
	CVB Financial Corp.	43,287	802,541
	DigitalBridge Group, Inc.	38,290	321,636
	Dime Community Bancshares, Inc.	15,816	406,313
	Donegal Group, Inc. (DGICA US), Class A	12,902	249,654
	Donegal Group, Inc. (DGICB US), Class B	592	9,768
	Eagle Bancorp Montana, Inc.	1,910	33,234
	Eagle Bancorp, Inc.	13,374	240,063
#	Eastern Bankshares, Inc.	56,821	847,769
*	eHealth, Inc.	10,722	59,614
	Employers Holdings, Inc.	12,740	619,037
	Enact Holdings, Inc.	12,148	434,777
*	Encore Capital Group, Inc.	11,918	409,979
*	Enova International, Inc.	12,570	1,153,800
*	Enstar Group Ltd.	5,731	1,916,504
	Enterprise Bancorp, Inc.	3,526	131,167

9

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Financial Services Corp.	14,118	$734,418
	Equity Bancshares, Inc., Class A	7,811	300,645
	ESSA Bancorp, Inc.	1,308	24,198
	Essent Group Ltd.	35,752	2,035,361
	Evans Bancorp, Inc.	2,228	85,667
#*	EZCORP, Inc., Class A	26,696	437,014
	F&G Annuities & Life, Inc.	1,825	63,528
	Farmers & Merchants Bancorp, Inc.	3,706	96,986
	Farmers National Banc Corp.	14,377	187,476
	FB Financial Corp.	16,863	717,689
	Federal Agricultural Mortgage Corp. (AGM US), Class C	3,289	576,660
	Fidelis Insurance Holdings Ltd.	10,108	165,266
*	Finance of America Cos., Inc., Class A	1,718	35,872
	Financial Institutions, Inc.	8,034	203,983
*	Finwise Bancorp	878	13,275
	First American Financial Corp.	34,905	2,122,573
	First BanCorp	59,213	1,162,943
	First Bancorp, Inc.	4,291	104,829
	First Bancorp/Southern Pines NC	16,179	654,602
	First Bank	8,959	128,830
	First Busey Corp.	36,713	763,263
	First Business Financial Services, Inc.	3,548	170,801
	First Commonwealth Financial Corp.	44,620	683,578
	First Community Bankshares, Inc.	8,793	331,320
	First Community Corp.	2,210	51,935
	First Financial Bancorp	40,714	942,529
	First Financial Corp.	5,163	255,052
*»	First Financial Northwest, Inc.	2,949	3,539
	First Foundation, Inc.	30,577	153,497
	First Hawaiian, Inc.	45,360	1,036,930
	First Horizon Corp.	186,047	3,363,730
	First Internet Bancorp	4,583	97,435
		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	34,261	$897,467
	First Merchants Corp.	24,216	863,058
	First Mid Bancshares, Inc.	7,759	259,383
	First Northwest Bancorp	2,324	23,937
	First of Long Island Corp.	12,576	144,876
	First Savings Financial Group, Inc.	860	22,910
	First United Corp.	2,632	78,355
*	First Western Financial, Inc.	4,390	92,585
*	Firstsun Capital Bancorp	634	22,184
#	Five Star Bancorp	3,648	100,977
	Flagstar Financial, Inc.	2,136	25,013
	Flushing Financial Corp.	14,992	179,454
	FNB Corp.	131,924	1,726,885
	Franklin Financial Services Corp.	986	38,060
#	Franklin Resources, Inc.	110,321	2,069,622
	FS Bancorp, Inc.	3,495	136,654
#	Fulton Financial Corp.	72,404	1,207,699
*	Fundamental Global, Inc.	144	2,376
*	FVCBankcorp, Inc.	2,378	27,157
*	Genworth Financial, Inc.	185,420	1,271,981
	German American Bancorp, Inc.	6,547	248,197
	Glacier Bancorp, Inc.	1,394	56,819
	Globe Life, Inc.	13,958	1,721,580
*	GoHealth, Inc., Class A	897	9,445
	Great Southern Bancorp, Inc.	6,383	351,065
*	Green Dot Corp., Class A	19,681	164,730
*	Greenlight Capital Re Ltd., Class A	15,670	205,512
	Guaranty Bancshares, Inc.	3,975	156,853
	Hancock Whitney Corp.	32,688	1,702,718
	Hanmi Financial Corp.	13,939	318,785
	Hanover Bancorp, Inc.	1,044	24,210

10

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	HarborOne Bancorp, Inc.	21,906	$247,976
	HBT Financial, Inc.	7,866	182,295
	Heritage Commerce Corp.	28,102	254,042
	Heritage Financial Corp.	15,148	345,677
*	Heritage Insurance Holdings, Inc.	11,919	225,269
	Hilltop Holdings, Inc.	21,057	621,813
#	Hingham Institution For Savings	766	191,163
*	Hippo Holdings, Inc.	2,931	67,765
	Home Bancorp, Inc.	3,022	152,127
	Home BancShares, Inc.	43,597	1,209,817
*	HomeStreet, Inc.	8,369	95,072
	HomeTrust Bancshares, Inc.	6,246	213,238
	Hope Bancorp, Inc.	57,831	576,575
	Horace Mann Educators Corp.	18,738	778,377
	Horizon Bancorp, Inc.	21,774	319,642
	Independent Bank Corp. (IBCP US)	10,136	308,743
	Independent Bank Corp. (INDB US)	14,874	878,905
	International Bancshares Corp.	21,234	1,296,123
	Invesco Ltd.	149,435	2,081,630
	Investar Holding Corp.	4,282	81,915
	Investors Title Co.	721	166,688
	Jackson Financial, Inc., Class A	30,536	2,379,060
	James River Group Holdings Ltd.	15,764	75,037
	Janus Henderson Group PLC	49,752	1,652,264
	Kearny Financial Corp.	31,702	198,455
	Kemper Corp.	17,826	1,053,873
*	Kentucky First Federal Bancorp	120	294
*	Kingstone Cos., Inc.	982	16,694
	Landmark Bancorp, Inc.	284	8,012
	LCNB Corp.	4,043	60,726
*	LendingClub Corp.	43,067	420,765
	Live Oak Bancshares, Inc.	11,152	291,513
*	Maiden Holdings Ltd.	19,322	27,051
	MainStreet Bancshares, Inc.	762	14,569
		Shares	Value†
FINANCIALS — (Continued)
	Mercantile Bank Corp.	7,428	$314,279
	Merchants Bancorp	9,331	280,676
	Mercury General Corp.	19,773	1,095,820
	Meridian Corp.	3,023	40,811
	Metrocity Bankshares, Inc.	4,795	132,198
*	Metropolitan Bank Holding Corp.	3,999	247,658
	MGIC Investment Corp.	91,916	2,289,628
#	Mid Penn Bancorp, Inc.	6,874	199,690
	Midland States Bancorp, Inc.	10,059	163,761
	MidWestOne Financial Group, Inc.	6,812	188,965
*	Mr. Cooper Group, Inc.	17,011	2,024,479
	MVB Financial Corp.	5,467	93,267
	National Bank Holdings Corp., Class A	12,704	459,377
	National Bankshares, Inc.	1,859	47,906
	Navient Corp.	63,677	788,321
	NBT Bancorp, Inc.	17,316	733,159
	Nelnet, Inc., Class A	12,572	1,333,763
*	NerdWallet, Inc., Class A	10,011	89,699
*	NI Holdings, Inc.	966	12,075
	Nicolet Bankshares, Inc.	5,082	593,628
*	NMI Holdings, Inc.	31,403	1,135,847
	Northeast Bank	3,766	311,900
	Northeast Community Bancorp, Inc.	5,087	115,780
	Northfield Bancorp, Inc.	23,415	247,028
	Northrim BanCorp, Inc.	2,573	206,586
	Northwest Bancshares, Inc.	57,327	707,988
	Norwood Financial Corp.	1,470	36,765
	Oak Valley Bancorp	1,867	48,915
	OceanFirst Financial Corp.	25,645	424,681
	OFG Bancorp	21,588	849,488
	Ohio Valley Banc Corp.	197	7,096
*	Old Market Capital Corp.	1,554	8,873

11

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old National Bancorp	118,603	$2,442,036
	Old Republic International Corp.	66,642	2,505,739
	Old Second Bancorp, Inc.	19,086	301,368
	OneMain Holdings, Inc.	37,575	1,768,655
*	Onity Group, Inc.	3,382	126,859
	OP Bancorp	3,042	39,059
*	Oportun Financial Corp.	14,967	76,631
	Oppenheimer Holdings, Inc., Class A	4,057	239,404
	Orange County Bancorp, Inc.	498	11,818
	Origin Bancorp, Inc.	10,722	343,533
	Orrstown Financial Services, Inc.	5,160	154,645
	Pacific Premier Bancorp, Inc.	38,374	780,527
	Park National Corp.	4,941	741,644
	Parke Bancorp, Inc.	4,963	93,553
	Pathward Financial, Inc.	8,745	694,091
*	Paysafe Ltd.	15,843	241,289
	PCB Bancorp	5,178	101,541
	Peapack-Gladstone Financial Corp.	8,909	246,601
	Penns Woods Bancorp, Inc.	2,992	87,456
	PennyMac Financial Services, Inc.	16,245	1,582,913
	Peoples Bancorp of North Carolina, Inc.	1,852	51,152
	Peoples Bancorp, Inc.	16,200	469,962
	Peoples Financial Services Corp.	3,356	145,046
	Pinnacle Financial Partners, Inc.	20,106	2,015,425
	Plumas Bancorp	212	9,347
*	Ponce Financial Group, Inc.	8,672	111,609
	Popular, Inc.	25,483	2,431,588
*	PRA Group, Inc.	16,082	294,301
	Preferred Bank	5,144	410,800
	Primis Financial Corp.	13,753	113,325
	Princeton Bancorp, Inc.	440	13,411
*	ProAssurance Corp.	18,506	429,524
	PROG Holdings, Inc.	860	22,670
	Prosperity Bancshares, Inc.	33,991	2,307,989
		Shares	Value†
FINANCIALS — (Continued)
*	Provident Bancorp, Inc.	5,513	$61,194
	Provident Financial Holdings, Inc.	3,183	47,777
	Provident Financial Services, Inc.	50,935	833,806
	QCR Holdings, Inc.	8,225	534,214
	Radian Group, Inc.	26,033	831,494
	RBB Bancorp	7,237	112,752
	Red River Bancshares, Inc.	1,620	85,374
	Regional Management Corp.	4,935	162,510
	Reinsurance Group of America, Inc.	8,418	1,576,776
	RenaissanceRe Holdings Ltd.	6,638	1,605,931
	Renasant Corp.	35,978	1,153,814
*	Repay Holdings Corp.	36,159	144,636
	Republic Bancorp, Inc., Class A	6,384	433,154
	Riverview Bancorp, Inc.	6,235	39,405
	S&T Bancorp, Inc.	16,555	603,264
	Safety Insurance Group, Inc.	5,028	384,642
	Seacoast Banking Corp. of Florida	23,476	556,616
*	Security National Financial Corp., Class A	6,502	66,580
*	Selectquote, Inc.	24,493	77,643
	Shore Bancshares, Inc.	11,771	162,793
	Sierra Bancorp	7,598	201,043
	Simmons First National Corp., Class A	47,374	883,999
*	SiriusPoint Ltd.	54,020	907,536
	SmartFinancial, Inc.	6,619	201,350
	South Plains Financial, Inc.	5,221	176,000
*	Southern First Bancshares, Inc.	3,517	124,889
	Southern Missouri Bancorp, Inc.	3,807	200,439
	Southern States Bancshares, Inc.	2,338	78,113
	Southside Bancshares, Inc.	9,563	269,581
	SouthState Corp.	35,227	3,056,999
	Stellar Bancorp, Inc.	10,897	271,989
*»	Sterling Bancorp, Inc.	2,736	13,242

12

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Stewart Information Services Corp.	9,563	$626,185
	Stock Yards Bancorp, Inc.	2,305	167,781
*	StoneX Group, Inc.	15,734	1,393,482
	Synovus Financial Corp.	28,967	1,254,850
*	Texas Capital Bancshares, Inc.	21,787	1,484,784
	TFS Financial Corp.	7,575	98,172
*	Third Coast Bancshares, Inc.	3,400	101,320
	Timberland Bancorp, Inc.	3,400	104,516
	Tiptree, Inc.	18,356	409,522
	Tompkins Financial Corp.	4,409	262,776
	Towne Bank	29,337	966,654
	TriCo Bancshares	10,861	419,017
*	Triumph Financial, Inc.	5,537	295,787
	TrustCo Bank Corp.	9,640	293,538
	Trustmark Corp.	24,675	827,846
	UMB Financial Corp.	18,976	1,794,560
*»	Unico American Corp.	1,400	98
	United Bancshares, Inc.	406	10,950
	United Bankshares, Inc.	48,367	1,658,504
	United Community Banks, Inc.	43,727	1,207,302
	United Fire Group, Inc.	11,071	306,335
	United Security Bancshares	4,425	39,383
	Unity Bancorp, Inc.	3,541	146,597
	Universal Insurance Holdings, Inc.	15,069	365,273
	Univest Financial Corp.	14,672	433,411
	Unum Group	8,175	634,870
	USCB Financial Holdings, Inc.	744	12,618
	Valley National Bancorp	202,531	1,741,767
*	Velocity Financial, Inc.	7,507	134,150
	Veritex Holdings, Inc.	17,844	415,408
	Virginia National Bankshares Corp.	967	35,566
	Virtus Investment Partners, Inc.	1,823	279,995
	Voya Financial, Inc.	11,291	668,427
#	WaFd, Inc.	36,628	1,044,997
		Shares	Value†
FINANCIALS — (Continued)
	Walker & Dunlop, Inc.	9,337	$714,654
	Washington Trust Bancorp, Inc.	7,731	213,376
	Waterstone Financial, Inc.	11,818	142,998
	Webster Financial Corp.	57,555	2,722,351
	WesBanco, Inc.	38,934	1,159,455
	West BanCorp, Inc.	6,124	118,836
	Westamerica BanCorp	3,243	157,058
	Western Alliance Bancorp	17,349	1,209,399
	Western New England Bancorp, Inc.	12,440	114,821
	Westwood Holdings Group, Inc.	1,679	28,039
	White Mountains Insurance Group Ltd.	936	1,654,333
	Wintrust Financial Corp.	19,290	2,144,469
*	World Acceptance Corp.	2,057	265,600
	WSFS Financial Corp.	25,747	1,327,258
	Zions Bancorp NA	51,083	2,297,203
TOTAL FINANCIALS			184,319,629
HEALTH CARE — (6.6%)
*	2seventy bio, Inc.	15,982	79,750
#*	Absci Corp.	11,913	36,573
*	AC Immune SA	10,323	17,859
*	Acadia Healthcare Co., Inc.	13,977	327,062
*	Aclaris Therapeutics, Inc.	4,478	6,180
*	Acrivon Therapeutics, Inc.	1,642	2,299
*	Acumen Pharmaceuticals, Inc.	9,637	10,890
*	AdaptHealth Corp.	34,974	297,629
*	Addus HomeCare Corp.	6,561	685,953
*	Adicet Bio, Inc.	5,272	3,491
*	Adverum Biotechnologies, Inc.	4,289	13,982
*	Allogene Therapeutics, Inc.	55,637	93,470
*	Amedisys, Inc.	9,245	877,350

13

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	American Shared Hospital Services	400	$1,080
*	American Well Corp., Class A	3,719	27,260
*	AMN Healthcare Services, Inc.	9,886	201,971
*	Amneal Pharmaceuticals, Inc.	10,904	83,525
*	Amphastar Pharmaceuticals, Inc.	8,586	209,584
*	AngioDynamics, Inc.	12,827	119,163
*	Anika Therapeutics, Inc.	8,087	117,504
*	Arcturus Therapeutics Holdings, Inc.	8,900	114,009
*	Artivion, Inc.	6,880	162,987
*	Astrana Health, Inc.	4,160	129,667
*	Atea Pharmaceuticals, Inc.	25,609	75,547
*	Avanos Medical, Inc.	20,933	262,709
*	Azenta, Inc.	17,040	448,834
*	Bio-Rad Laboratories, Inc., Class A	6,966	1,700,261
*	Black Diamond Therapeutics, Inc.	968	1,646
*	Brookdale Senior Living, Inc.	26,556	174,207
*	Caribou Biosciences, Inc.	31,103	26,466
*	Castle Biosciences, Inc.	10,989	220,329
*	Certara, Inc.	57,452	796,285
*	Community Health Systems, Inc.	581	1,586
	CONMED Corp.	5,265	258,564
#*	CRISPR Therapeutics AG	5,446	210,597
*	Cross Country Healthcare, Inc.	12,302	166,692
#*	CryoPort, Inc.	14,395	80,324
*	Cullinan Therapeutics, Inc.	19,365	160,342
*	Cumberland Pharmaceuticals, Inc.	4,400	21,252
*	CureVac NV	4,170	14,804
*	Cytek Biosciences, Inc.	38,300	142,093
*	Day One Biopharmaceuticals, Inc.	16,362	127,296
		Shares	Value†
HEALTH CARE — (Continued)
*	Definitive Healthcare Corp.	26,830	$72,978
	Dentsply Sirona, Inc.	37,245	517,705
*	Design Therapeutics, Inc.	10,462	50,845
*	DocGo, Inc.	11,281	25,157
*	Dynavax Technologies Corp.	16,534	194,275
*	Editas Medicine, Inc.	23,099	38,113
*	Elanco Animal Health, Inc.	158,207	1,499,802
*	Emergent BioSolutions, Inc.	20,652	110,282
*	Enanta Pharmaceuticals, Inc.	4,930	30,024
*	Enhabit, Inc.	20,881	166,839
*	Enovis Corp.	22,152	766,238
*	Entrada Therapeutics, Inc.	7,205	65,782
*	Envista Holdings Corp.	60,518	973,129
*	Erasca, Inc.	67,348	98,328
*	Evolent Health, Inc., Class A	17,540	172,944
*	Fate Therapeutics, Inc.	41,054	52,549
*	FONAR Corp.	2,833	35,554
*	Fulcrum Therapeutics, Inc.	20,844	80,249
*	Fulgent Genetics, Inc.	13,562	235,301
*	GeneDx Holdings Corp.	262	17,515
*	Globus Medical, Inc., Class A	191	13,708
*	GoodRx Holdings, Inc., Class A	19,221	88,993
*	Harmony Biosciences Holdings, Inc.	1,100	32,417
*	Harvard Bioscience, Inc.	11,615	4,138
*	Health Catalyst, Inc.	25,799	101,906
	HealthStream, Inc.	13,268	446,203
*	ICON PLC	4,997	756,746
#*	ICU Medical, Inc.	4,261	582,010
*	InfuSystem Holdings, Inc.	6,031	28,466
*	Innoviva, Inc.	34,028	635,983
*	Inogen, Inc.	9,952	70,958
*	Inotiv, Inc.	5,216	10,276
*	Instil Bio, Inc.	2,377	30,544
*	Integer Holdings Corp.	10,277	1,298,088

14

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Integra LifeSciences Holdings Corp.	21,973	$360,137
*	Intellia Therapeutics, Inc.	17,779	157,700
*	iTeos Therapeutics, Inc.	14,753	106,959
*	Jazz Pharmaceuticals PLC	13,235	1,547,966
*	Kewaunee Scientific Corp.	775	24,544
††	Kinnate Biopharma, Inc.	1,216	85
*	Kodiak Sciences, Inc.	15,660	68,278
*	Kura Oncology, Inc.	9,908	64,996
*	Lantern Pharma, Inc.	1,052	3,703
*	LENSAR, Inc.	2,300	32,315
*	LifeStance Health Group, Inc.	18,365	120,658
*	Lifeward Ltd.	863	1,217
*	Ligand Pharmaceuticals, Inc.	6,839	751,333
*	LivaNova PLC	8,869	328,153
*	MaxCyte, Inc.	35,088	99,650
*	Monte Rosa Therapeutics, Inc.	3,448	16,930
*	Myriad Genetics, Inc.	19,700	145,977
	National HealthCare Corp.	7,051	666,249
*	Neogen Corp.	66,505	335,850
*	NeoGenomics, Inc.	28,471	182,072
*	Nkarta, Inc.	11,627	24,649
*	Nuvation Bio, Inc.	15,889	35,750
*»	OmniAb, Inc. (2200963D US)	521	0
*»	OmniAb, Inc. (2200964D US)	521	0
*	OmniAb, Inc. (OABI UQ)	43,030	73,151
*	Omnicell, Inc.	13,023	407,099
#*	OPKO Health, Inc.	44,822	61,854
*	OptimizeRx Corp.	6,330	57,730
*	OraSure Technologies, Inc.	37,582	112,370
*	Organogenesis Holdings, Inc.	36,148	177,487
*	ORIC Pharmaceuticals, Inc.	4,844	27,659
*	Orthofix Medical, Inc.	14,227	197,898
#*	OrthoPediatrics Corp.	5,974	124,379
*	Owens & Minor, Inc.	33,604	237,244
#*	Pacific Biosciences of California, Inc.	16,497	18,312
		Shares	Value†
HEALTH CARE — (Continued)
*	Pacira BioSciences, Inc.	18,200	$489,580
#*††	PDL BioPharma, Inc.	35,325	18,369
*	Pediatrix Medical Group, Inc.	25,573	329,380
*	PepGen, Inc.	299	469
	Perrigo Co. PLC	51,654	1,328,541
*	Personalis, Inc.	3,904	14,757
	Phibro Animal Health Corp., Class A	5,300	98,633
*	Pliant Therapeutics, Inc.	16,500	26,235
*	PMV Pharmaceuticals, Inc.	2,108	2,087
*	Precision BioSciences, Inc.	310	1,748
	Premier, Inc., Class A	38,278	778,957
*	Prestige Consumer Healthcare, Inc.	15,189	1,233,802
*	Prothena Corp. PLC	13,788	126,850
*	Puma Biotechnology, Inc.	18,806	59,803
*	Pyxis Oncology, Inc.	6,181	6,799
*	Quanterix Corp.	12,723	73,284
*	QuidelOrtho Corp.	17,318	481,267
*	Quipt Home Medical Corp.	4,730	10,170
*	RAPT Therapeutics, Inc.	2,152	1,994
*	REGENXBIO, Inc.	15,776	151,607
*	Relay Therapeutics, Inc.	36,343	121,022
*	Replimune Group, Inc.	5,078	49,663
*	Sage Therapeutics, Inc.	10,534	76,793
*	Seer, Inc.	10,650	21,194
	Select Medical Holdings Corp.	29,357	535,472
*	Sensus Healthcare, Inc.	5,578	23,985
	SIGA Technologies, Inc.	20,350	112,332
#	Simulations Plus, Inc.	0	0
*	Solid Biosciences, Inc.	8,281	27,410
*	STAAR Surgical Co.	1,700	31,042
*	Supernus Pharmaceuticals, Inc.	19,744	641,285
*	Surgery Partners, Inc.	33,349	732,011
*	Sutro Biopharma, Inc.	26,500	27,825
*	Tactile Systems Technology, Inc.	7,928	111,943

15

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Teladoc Health, Inc.	61,446	$441,797
	Teleflex, Inc.	9,239	1,266,205
*	Tenaya Therapeutics, Inc.	3,554	1,688
*	Tenet Healthcare Corp.	11,146	1,593,321
*	Terns Pharmaceuticals, Inc.	30,875	101,888
*	Third Harmonic Bio, Inc.	2,917	15,081
*	Tourmaline Bio, Inc.	6,410	110,316
*	TruBridge, Inc.	5,730	149,152
*	TScan Therapeutics, Inc.	11,755	18,867
*	Tyra Biosciences, Inc.	2,902	29,891
	U.S. Physical Therapy, Inc.	1,096	77,937
	Universal Health Services, Inc., Class B	9,033	1,599,473
	Utah Medical Products, Inc.	1,014	52,475
*	Vanda Pharmaceuticals, Inc.	28,944	130,537
#*	Varex Imaging Corp.	19,787	164,628
*	Ventyx Biosciences, Inc.	11,823	15,725
*	Veracyte, Inc.	29,345	895,022
*	Verve Therapeutics, Inc.	10,185	57,749
	Viatris, Inc.	319,691	2,691,798
*	Vicarious Surgical, Inc., Class A	940	7,764
*	Vir Biotechnology, Inc.	34,760	212,731
*	Vistagen Therapeutics, Inc.	4,150	9,711
*	Voyager Therapeutics, Inc.	16,157	57,519
*	Werewolf Therapeutics, Inc.	79	71
*	Whitehawk Therapeutics, Inc.	4,944	7,317
*	Xencor, Inc.	10,573	116,514
*	Zimvie, Inc.	10,030	90,872
*	Zymeworks, Inc.	7,860	102,259
TOTAL HEALTH CARE			42,148,088
INDUSTRIALS — (14.8%)
*	3D Systems Corp.	53,809	99,009
*	AAR Corp.	13,656	730,050
		Shares	Value†
INDUSTRIALS — (Continued)
	ABM Industries, Inc.	26,971	$1,314,567
	ACCO Brands Corp.	46,552	179,691
	Acme United Corp.	700	26,964
#*	AerSale Corp.	17,133	119,417
	AGCO Corp.	25,454	2,159,263
	Air Lease Corp.	43,419	2,030,272
	Alamo Group, Inc.	5,943	992,362
*	Alaska Air Group, Inc.	41,126	1,820,648
	Albany International Corp., Class A	7,012	461,109
	Alight, Inc., Class A	194,073	991,713
	Allegiant Travel Co.	7,373	346,015
	Allient, Inc.	6,714	143,344
	Alta Equipment Group, Inc.	6,128	26,044
*	Ameresco, Inc., Class A	9,032	96,010
*	American Woodmark Corp.	8,455	498,845
	Apogee Enterprises, Inc.	9,656	383,054
	ArcBest Corp.	10,750	629,090
	Arcosa, Inc.	14,364	1,150,125
#	Astec Industries, Inc.	11,802	427,586
*	Astronics Corp. (ATRO US)	8,625	195,701
*	Astronics Corp. (ATROB US), Class B	385	8,759
*	Asure Software, Inc.	9,877	100,350
	Atkore, Inc.	4,277	273,172
	AZZ, Inc.	8,147	706,834
*	BGSF, Inc.	3,300	10,890
*	Blade Air Mobility, Inc.	31,934	84,625
*	BlueLinx Holdings, Inc.	4,368	284,532
	Boise Cascade Co.	15,348	1,431,661
#*	Bowman Consulting Group Ltd.	3,139	69,435
	Brady Corp., Class A	10,076	708,242
*	BrightView Holdings, Inc.	35,281	484,055
*	Broadwind, Inc.	4,795	7,480
*	Cadeler AS (CDLR US), ADR	3,176	66,283
*	Chart Industries, Inc.	3,943	532,226
	Civeo Corp.	5,078	96,431
*	Clarivate PLC	206,134	888,438
	Columbus McKinnon Corp.	12,840	190,674
*	Commercial Vehicle Group, Inc.	5,464	5,247

16

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	CompX International, Inc.	200	$5,440
#	Concentrix Corp.	15,754	804,399
	Concrete Pumping Holdings, Inc.	16,384	98,304
*	Conduent, Inc.	109,577	231,207
	Copa Holdings SA, Class A	9,725	892,366
#††	Costa Communications, Inc.	574	86
	Costamare, Inc.	50,905	474,944
	Covenant Logistics Group, Inc.	8,598	171,100
*»	CPI Aerostructures, Inc.	1,158	3,729
*	Custom Truck One Source, Inc.	48,874	196,962
	Deluxe Corp.	18,257	266,552
*	Distribution Solutions Group, Inc.	4,434	115,461
*	DLH Holdings Corp.	5,758	22,687
*	DNOW, Inc.	52,290	829,842
	Douglas Dynamics, Inc.	4,567	109,517
*	Ducommun, Inc.	5,634	322,941
	Dun & Bradstreet Holdings, Inc.	146,624	1,315,217
*	DXP Enterprises, Inc.	7,774	687,688
	Eastern Co.	2,426	50,922
	EnerSys	10,164	880,202
	Ennis, Inc.	13,134	235,755
	Enpro, Inc.	7,474	1,116,616
*	Enviri Corp.	32,715	224,752
	Espey Mfg. & Electronics Corp.	326	10,028
#*	First Advantage Corp.	11,337	159,852
*	Forrester Research, Inc.	5,429	50,761
	Fortune Brands Innovations, Inc.	2,676	144,022
*	Frontier Group Holdings, Inc.	29,143	86,846
	FTAI Infrastructure, Inc.	5,050	21,816
#*	FuelCell Energy, Inc.	1,839	7,540
*	Gates Industrial Corp. PLC	77,901	1,473,887
	GATX Corp.	5,719	834,745
	Genco Shipping & Trading Ltd.	21,155	274,169
*	Gencor Industries, Inc.	4,211	53,438
	Genpact Ltd.	924	46,440
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gibraltar Industries, Inc.	10,762	$569,848
	Global Industrial Co.	5,284	135,693
*	GMS, Inc.	14,325	1,049,449
	Gorman-Rupp Co.	8,971	321,700
*	Graham Corp.	1,702	51,877
	Granite Construction, Inc.	6,750	548,708
*	Great Lakes Dredge & Dock Corp.	29,793	270,818
	Greenbrier Cos., Inc.	14,971	635,070
*	GXO Logistics, Inc.	10,974	397,698
	H&E Equipment Services, Inc.	2,251	202,162
*	Hayward Holdings, Inc.	54,738	729,658
*	Healthcare Services Group, Inc.	18,405	261,535
	Heartland Express, Inc.	31,759	241,368
	Heidrick & Struggles International, Inc.	9,674	377,479
	Helios Technologies, Inc.	9,447	257,525
	Herc Holdings, Inc.	2,866	313,655
	Hillenbrand, Inc.	21,507	435,087
*	Hillman Solutions Corp.	62,466	436,637
	HNI Corp.	11,093	469,234
	Hub Group, Inc., Class A	24,442	772,123
*	Hudson Global, Inc.	786	7,915
*	Hudson Technologies, Inc.	18,401	123,103
	Huntington Ingalls Industries, Inc.	848	195,328
	Hurco Cos., Inc.	3,130	52,208
*	Hyliion Holdings Corp.	8,922	13,472
	Hyster-Yale, Inc.	3,554	136,580
*	IBEX Holdings Ltd.	5,221	130,734
	ICF International, Inc.	6,316	536,607
	Insteel Industries, Inc.	9,840	333,674
	Interface, Inc.	17,456	328,173
*	Janus International Group, Inc.	36,883	253,755
	JBT Marel Corp.	2,049	215,678
*	JELD-WEN Holding, Inc.	30,555	168,664
*	JetBlue Airways Corp.	141,152	615,423
	Karat Packaging, Inc.	623	16,435
	Kelly Services, Inc., Class A	16,207	187,191
	Kennametal, Inc.	31,848	620,399

17

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Kirby Corp.	8,016	$772,502
	Knight-Swift Transportation Holdings, Inc.	59,207	2,319,138
	Korn Ferry	19,663	1,213,207
*	L.B. Foster Co., Class A	4,474	89,346
	Lindsay Corp.	686	88,535
	LSI Industries, Inc.	11,991	180,944
	Luxfer Holdings PLC	9,531	102,554
*	Manitowoc Co., Inc.	17,506	137,947
	ManpowerGroup, Inc.	18,622	802,050
	Marten Transport Ltd.	30,326	389,386
*	Masterbrand, Inc.	41,999	510,288
*	Matrix Service Co.	11,536	133,818
	Matson, Inc.	12,428	1,355,771
	Matthews International Corp., Class A	13,348	272,967
	Maximus, Inc.	8,798	589,114
*	Mayville Engineering Co., Inc.	7,956	101,678
	McGrath RentCorp	6,828	728,343
#*	Mercury Systems, Inc.	18,584	929,200
	Miller Industries, Inc.	5,647	230,454
	MillerKnoll, Inc.	27,879	457,216
*	Mistras Group, Inc.	11,228	102,399
*	Montrose Environmental Group, Inc.	3,216	47,050
*	MRC Global, Inc.	30,098	350,642
	MSC Industrial Direct Co., Inc., Class A	5,851	447,484
	Mueller Industries, Inc.	19,297	1,419,487
*	MYR Group, Inc.	1,608	196,691
	National Presto Industries, Inc.	3,409	287,549
	NL Industries, Inc.	7,073	60,686
*	NN, Inc.	18,016	36,212
*	Northwest Pipe Co.	5,166	218,832
*	NV5 Global, Inc.	20,255	375,730
*	OPENLANE, Inc.	45,225	837,115
*	Orion Group Holdings, Inc.	16,682	106,598
	Oshkosh Corp.	16,291	1,364,534
	Owens Corning	5,084	739,264
*	PAMT Corp.	7,251	101,296
	Pangaea Logistics Solutions Ltd.	24,864	100,202
	Park Aerospace Corp.	8,300	108,481
	Park-Ohio Holdings Corp.	5,200	103,532
		Shares	Value†
INDUSTRIALS — (Continued)
*	Perma-Pipe International Holdings, Inc.	2,191	$26,292
#*	Plug Power, Inc.	51,232	44,705
	Preformed Line Products Co.	2,517	345,760
	Primoris Services Corp.	23,891	1,432,743
*	Proto Labs, Inc.	10,030	352,655
	Quanex Building Products Corp.	12,937	212,684
*	Quest Resource Holding Corp.	6,721	15,862
*	Radiant Logistics, Inc.	25,143	147,087
	Regal Rexnord Corp.	17,816	1,885,645
*	Resideo Technologies, Inc.	58,909	988,493
	Resources Connection, Inc.	16,985	97,409
	Rush Enterprises, Inc. (RUSHA US), Class A	26,791	1,366,073
	Rush Enterprises, Inc. (RUSHB US), Class B	4,596	265,833
	Ryder System, Inc.	13,952	1,920,772
	Schneider National, Inc., Class B	31,950	686,606
	Science Applications International Corp.	1,857	224,753
	Sensata Technologies Holding PLC	58,396	1,249,674
	Shyft Group, Inc.	12,804	108,322
*	SIFCO Industries, Inc.	659	1,746
*	SkyWest, Inc.	19,605	1,748,178
	Standex International Corp.	2,235	316,074
	Stanley Black & Decker, Inc.	33,636	2,018,833
	Steelcase, Inc., Class A	37,975	376,712
*	Stratasys Ltd.	2,013	19,003
*	Sun Country Airlines Holdings, Inc.	21,261	208,358
#*	Sunrun, Inc.	74,086	510,453
*	TaskUS, Inc., Class A	1,439	20,088
*	Taylor Devices, Inc.	1,232	39,301
	Tennant Co.	2,245	161,999
	Terex Corp.	22,494	791,789
*	Thermon Group Holdings, Inc.	15,823	415,037
	Timken Co.	5,110	328,318

18

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Titan International, Inc.	28,532	$209,710
*	Titan Machinery, Inc.	11,375	188,711
*	Transcat, Inc.	600	47,598
	Trinity Industries, Inc.	38,005	953,925
*	TrueBlue, Inc.	17,100	74,214
	TTEC Holdings, Inc.	4,362	17,448
*	Tutor Perini Corp.	26,298	564,355
	Twin Disc, Inc.	5,122	37,595
	UFP Industries, Inc.	10,389	1,026,953
#*	U-Haul Holding Co. (UHAL US)	3,564	218,794
	U-Haul Holding Co. (UHAL/B US)	27,089	1,484,477
*	Ultralife Corp.	7,629	34,178
	UniFirst Corp.	5,186	925,545
	Universal Logistics Holdings, Inc.	9,576	208,182
*	V2X, Inc.	7,078	352,201
	Vestis Corp.	37,938	332,337
	Virco Mfg. Corp.	6,012	55,250
*	VirTra, Inc.	4,692	21,959
#	VSE Corp.	6,754	773,468
	Wabash National Corp.	17,347	119,868
	Werner Enterprises, Inc.	23,771	586,193
	WESCO International, Inc.	17,921	2,920,406
*	Willdan Group, Inc.	2,762	108,270
	Willis Lease Finance Corp.	2,750	425,480
	Worthington Enterprises, Inc.	18,741	948,857
TOTAL INDUSTRIALS			94,774,582
INFORMATION TECHNOLOGY — (6.3%)
*	8x8, Inc.	13,235	23,426
*	908 Devices, Inc.	10,663	57,900
#	Advanced Energy Industries, Inc.	2,186	212,938
*	Alpha & Omega Semiconductor Ltd.	13,931	262,321
	Amkor Technology, Inc.	89,147	1,555,615
*	Amtech Systems, Inc.	6,555	22,615
*	Arrow Electronics, Inc.	24,237	2,699,032
*	ASGN, Inc.	7,918	398,909
*	AstroNova, Inc.	1,475	12,257
*	Aviat Networks, Inc.	5,428	95,316
	Avnet, Inc.	43,727	2,054,732
*	Aware, Inc.	4,272	7,092
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Axcelis Technologies, Inc.	3,566	$174,663
	Bel Fuse, Inc. (BELFB US), Class B	5,259	345,884
	Benchmark Electronics, Inc.	17,602	572,593
*	Bill Holdings, Inc.	11,375	518,359
*	Cerence, Inc.	3,550	32,163
*	CEVA, Inc.	5,749	150,681
*	Cipher Mining, Inc.	40,177	114,504
*	Clearfield, Inc.	2,645	75,832
*	Coherent Corp.	21,674	1,394,072
*	Cohu, Inc.	18,258	292,128
*	Comtech Telecommunications Corp.	14,120	19,344
*	Consensus Cloud Solutions, Inc.	366	7,269
*	CoreCard Corp.	2,230	43,307
*	Corsair Gaming, Inc.	26,673	188,845
	Crane NXT Co.	8,618	404,357
*	Crexendo, Inc.	2,488	12,266
	CTS Corp.	10,967	417,623
*	Daily Journal Corp.	333	126,200
*	Daktronics, Inc.	22,360	283,748
*	Diebold Nixdorf, Inc.	3,010	133,433
#*	Digi International, Inc.	15,127	411,454
*	Digital Turbine, Inc.	17,222	51,666
*	Diodes, Inc.	15,284	586,906
*	DoubleVerify Holdings, Inc.	15,546	206,140
*	DXC Technology Co.	71,222	1,105,365
*	E2open Parent Holdings, Inc.	84,144	165,764
*	Eastman Kodak Co.	24,022	151,098
*	eGain Corp.	5,992	30,799
*	ePlus, Inc.	9,534	594,540
*	Everspin Technologies, Inc.	5,420	28,726
*	FARO Technologies, Inc.	5,927	174,313
*	Fastly, Inc., Class A	38,357	220,553
*	Flex Ltd.	48,215	1,655,703
*	FormFactor, Inc.	13,748	386,869
	Frequency Electronics, Inc.	534	9,932
*	Grid Dynamics Holdings, Inc.	7,176	101,612
*	Harmonic, Inc.	9,254	83,101
*	Ichor Holdings Ltd.	13,082	258,762
*	Identiv, Inc.	1,677	5,568
#*	indie Semiconductor, Inc., Class A	38,413	76,442

19

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Information Services Group, Inc.	22,129	$85,861
*	Insight Enterprises, Inc.	3,407	471,120
*	inTEST Corp.	5,710	35,402
*	IPG Photonics Corp.	12,219	731,796
	Juniper Networks, Inc.	28,101	1,020,628
*	Key Tronic Corp.	2,718	6,686
#*	Kimball Electronics, Inc.	12,465	178,748
*	Knowles Corp.	44,503	700,477
	Kulicke & Soffa Industries, Inc.	17,061	549,876
*	KVH Industries, Inc.	9,329	47,671
*	Lantronix, Inc.	10,097	21,507
*	LiveRamp Holdings, Inc.	18,017	471,325
*	Magnachip Semiconductor Corp.	21,665	68,028
*	MaxLinear, Inc.	2,673	26,703
	Methode Electronics, Inc.	12,779	80,124
*	Mirion Technologies, Inc.	48,514	765,551
*	Mitek Systems, Inc.	11,197	92,711
*	N-able, Inc.	21,144	149,277
*	Navitas Semiconductor Corp.	4,947	9,548
*	nCino, Inc.	9,644	223,741
*	NCR Voyix Corp.	34,016	291,517
*	NETGEAR, Inc.	14,852	358,230
*	NetScout Systems, Inc.	33,146	696,729
	Network-1 Technologies, Inc.	3,000	3,810
*	nLight, Inc.	7,450	57,440
*	Olo, Inc., Class A	33,669	208,748
*	ON24, Inc.	15,477	72,432
	OneSpan, Inc.	2,495	37,101
*	Optical Cable Corp.	1,600	4,784
	PC Connection, Inc.	11,579	718,361
*	Penguin Solutions, Inc.	13,433	229,301
*	Photronics, Inc.	26,902	491,500
*	Plexus Corp.	11,553	1,414,434
*	Powerfleet, Inc. NJ	14,195	71,543
*	RF Industries Ltd.	681	2,608
*	Ribbon Communications, Inc.	65,217	209,347
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Richardson Electronics Ltd.	4,924	$42,642
#*	Riot Platforms, Inc.	32,634	236,270
*	Rogers Corp.	7,308	451,708
*	Sanmina Corp.	18,027	1,384,293
	Sapiens International Corp. NV	987	27,034
*	ScanSource, Inc.	12,586	415,212
#*††	Silicon Graphics, Inc.	137	0
	Skyworks Solutions, Inc.	5,241	336,891
*	SmartRent, Inc.	29,561	28,175
*	SoundThinking, Inc.	1,675	25,996
*	Synaptics, Inc.	9,930	552,704
	TD SYNNEX Corp.	31,625	3,504,050
*	Telos Corp.	14,083	38,447
*	TransAct Technologies, Inc.	1,945	6,769
*	TTM Technologies, Inc.	51,171	1,024,443
*	Ultra Clean Holdings, Inc.	21,643	404,832
*	Veeco Instruments, Inc.	18,658	348,905
*	Verint Systems, Inc.	19,847	350,101
*	Viasat, Inc.	21,768	201,789
*	Viavi Solutions, Inc.	16,549	175,088
	Vishay Intertechnology, Inc.	57,059	741,196
*	Vishay Precision Group, Inc.	6,460	161,112
*	WidePoint Corp.	744	3,177
	Xerox Holdings Corp.	69,361	305,882
*	Xperi, Inc.	17,006	125,674
TOTAL INFORMATION TECHNOLOGY			40,511,792
MATERIALS — (6.6%)
	AdvanSix, Inc.	12,400	265,608
	Alcoa Corp.	47,510	1,165,420
*	Alpha Metallurgical Resources, Inc.	5,153	625,317
*	Alto Ingredients, Inc.	35,264	31,801
	American Vanguard Corp.	15,311	64,612
*	Ampco-Pittsburgh Corp.	4,848	10,035
*	Arq, Inc.	14,790	56,054
*	Ascent Industries Co.	1,876	24,763
	Ashland, Inc.	19,726	1,072,897
*	Aspen Aerogels, Inc.	8,603	46,456
	Avient Corp.	31,476	1,048,466

20

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	Bioceres Crop Solutions Corp.	3,494	$14,850
	Cabot Corp.	3,351	263,188
	Caledonia Mining Corp. PLC	6,555	86,329
	Celanese Corp.	26,878	1,196,340
*	Century Aluminum Co.	16,726	274,474
	CF Industries Holdings, Inc.	19,509	1,528,920
*	Clearwater Paper Corp.	8,054	216,330
#*	Cleveland-Cliffs, Inc.	166,211	1,369,579
*	Coeur Mining, Inc.	153,093	849,666
	Commercial Metals Co.	43,495	1,937,267
	Compass Minerals International, Inc.	15,628	210,040
*	Core Molding Technologies, Inc.	2,490	38,296
	Eastman Chemical Co.	24,315	1,872,255
*	Ecovyst, Inc.	49,810	297,864
	Element Solutions, Inc.	20,993	428,467
	Ferroglobe PLC	32,700	114,123
*	Flexible Solutions International, Inc.	572	2,156
*	Flotek Industries, Inc.	1,692	11,776
	Fortitude Gold Corp.	5,267	18,276
	Friedman Industries, Inc.	2,766	47,603
*	Ginkgo Bioworks Holdings, Inc.	6,600	48,642
	Graphic Packaging Holding Co.	58,078	1,469,954
	Greif, Inc. (GEF US), Class A	11,043	579,537
	Greif, Inc. (GEF/B US), Class B	4,694	260,846
	HB Fuller Co.	13,623	736,187
#	Hecla Mining Co.	236,841	1,354,731
	Huntsman Corp.	72,681	967,384
	Innospec, Inc.	8,520	762,370
*	Intrepid Potash, Inc.	6,613	218,494
	Kaiser Aluminum Corp.	5,735	369,678
	Koppers Holdings, Inc.	8,891	222,808
	Kronos Worldwide, Inc.	26,148	201,601
*	LSB Industries, Inc.	27,966	178,423
#*	Magnera Corp.	6,958	102,074
	Materion Corp.	7,852	651,795
		Shares	Value†
MATERIALS — (Continued)
	Mativ Holdings, Inc.	24,035	$122,819
*	McEwen Mining, Inc.	16,305	127,179
	Mercer International, Inc.	34,569	154,523
*	Metallus, Inc.	21,989	278,161
	Minerals Technologies, Inc.	15,531	801,244
	Mosaic Co.	81,902	2,489,821
	Myers Industries, Inc.	15,012	157,626
*	Nexa Resources SA	9,879	57,693
	Northern Technologies International Corp.	1,645	12,255
*	O-I Glass, Inc.	54,397	688,666
	Olin Corp.	41,223	891,241
	Olympic Steel, Inc.	5,630	181,568
	Orion SA	15,749	189,618
*	Perimeter Solutions, Inc.	34,572	350,214
	Quaker Chemical Corp.	4,621	489,549
	Radius Recycling, Inc.	13,975	409,887
	Ramaco Resources, Inc. (METC US), Class A	13,103	132,078
	Ramaco Resources, Inc. (METCB US), Class B	383	3,512
*	Ranpak Holdings Corp.	28,683	117,887
*	Rayonier Advanced Materials, Inc.	31,099	132,482
††	Resolute Forest Products, Inc.	24,714	6,581
	Ryerson Holding Corp.	15,125	353,623
	Sensient Technologies Corp.	2,024	190,155
	Silgan Holdings, Inc.	22,767	1,175,916
	Sonoco Products Co.	21,495	881,295
	Stepan Co.	8,464	427,940
	SunCoke Energy, Inc.	40,627	368,081
	Sylvamo Corp.	5,769	343,948
*	Tredegar Corp.	13,536	105,175
	TriMas Corp.	16,405	394,540
	Tronox Holdings PLC	63,271	342,296
	U.S. Steel Corp.	81,613	3,567,304
	Warrior Met Coal, Inc.	18,263	873,337
	Westlake Corp.	16,122	1,490,156
	Worthington Steel, Inc.	17,930	460,084
TOTAL MATERIALS			42,082,206

21

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (1.0%)
*	AMREP Corp.	1,949	$43,950
*	Anywhere Real Estate, Inc.	51,347	177,661
*	Cushman & Wakefield PLC	91,595	858,245
*	Douglas Elliman, Inc.	29,445	48,879
*	Five Point Holdings LLC, Class A	19,281	101,418
*	Forestar Group, Inc.	19,031	366,537
*	FRP Holdings, Inc.	7,960	211,617
*	Howard Hughes Holdings, Inc.	17,853	1,187,760
*	Jones Lang LaSalle, Inc.	8,150	1,853,391
	Kennedy-Wilson Holdings, Inc.	46,092	294,989
	Marcus & Millichap, Inc.	13,324	405,049
	Newmark Group, Inc., Class A	51,131	561,930
*	Opendoor Technologies, Inc.	84,579	64,136
*	Rafael Holdings, Inc., Class B	2,100	3,318
*	RE/MAX Holdings, Inc., Class A	9,594	73,394
	RMR Group, Inc., Class A	3,378	49,589
*	Seaport Entertainment Group, Inc.	4,496	86,098
*	Star Holdings	4,116	27,742
*	Stratus Properties, Inc.	2,386	37,866
*	Tejon Ranch Co.	13,125	222,206
TOTAL REAL ESTATE			6,675,775
	Shares	Value†
UTILITIES — (0.5%)
Brookfield Renewable Corp.	6,724	$191,365
Genie Energy Ltd., Class B	6,818	100,702
MDU Resources Group, Inc.	64,279	1,101,742
* Montauk Renewables, Inc.	16,153	33,921
New Jersey Resources Corp.	3,080	150,735
Ormat Technologies, Inc.	17,599	1,277,688
TOTAL UTILITIES		2,856,153
TOTAL COMMON STOCKS Cost ($595,775,582)		620,613,418

TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	1,273,821	1,273,821
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	1,575,340	18,218,811
TOTAL INVESTMENTS — (100.0%)
(Cost $615,270,133)			$640,106,050
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$26,009,616	—	—	$26,009,616
Consumer Discretionary	86,469,985	—	—	86,469,985
Consumer Staples	41,407,161	—	—	41,407,161
Energy	53,358,431	—	—	53,358,431
Financials	184,302,750	$16,879	—	184,319,629
Health Care	42,129,634	—	$18,454	42,148,088

22

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$94,770,767	$3,729	$86	$94,774,582
Information Technology	40,511,792	—	—	40,511,792
Materials	42,075,625	—	6,581	42,082,206
Real Estate	6,675,775	—	—	6,675,775
Utilities	2,856,153	—	—	2,856,153
Temporary Cash Investments	1,273,821	—	—	1,273,821
Securities Lending Collateral	—	18,218,811	—	18,218,811
Total Investments in Securities	$621,841,510	$18,239,419	$25,121˂˃	$640,106,050

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
23

Dimensional VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (7.5%)
	AT&T, Inc.	369,598	$10,237,865
*	Charter Communications, Inc., Class A	1,665	652,447
	Comcast Corp., Class A	191,883	6,562,399
	Electronic Arts, Inc.	12,698	1,842,353
	Fox Corp. (FOX US), Class B	19,981	923,921
	Fox Corp. (FOXA US), Class A	20,910	1,041,109
	Interpublic Group of Cos., Inc.	20,575	516,844
*	Liberty Broadband Corp. (LBRDA US), Class A	600	53,430
*	Liberty Broadband Corp. (LBRDK US), Class C	6,600	596,574
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	535	43,094
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	4,527	401,409
	News Corp. (NWS US), Class B	8,065	253,402
	News Corp. (NWSA US), Class A	16,744	454,097
	Omnicom Group, Inc.	8,040	612,326
	Paramount Global (PARA US), Class B	38,139	447,752
	Paramount Global (PARAA US), Class A	1,652	37,434
	Sirius XM Holdings, Inc.	15,842	339,336
*	Sphere Entertainment Co.	154	4,197
*	Take-Two Interactive Software, Inc.	6,014	1,403,186
	T-Mobile U.S., Inc.	28,623	7,068,450
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Verizon Communications, Inc.	217,401	$9,578,688
	Walt Disney Co.	35,719	3,248,643
*	Warner Bros Discovery, Inc.	107,264	929,979
TOTAL COMMUNICATION SERVICES			47,248,935
CONSUMER DISCRETIONARY — (4.7%)
*	Aptiv PLC	15,921	908,452
	Aramark	21,061	704,069
	Autoliv, Inc.	7,172	668,646
	Best Buy Co., Inc.	3,596	239,817
	BorgWarner, Inc.	27,403	777,697
*	Caesars Entertainment, Inc.	2,169	58,693
*	Capri Holdings Ltd.	1,300	19,552
*	CarMax, Inc.	7,769	502,421
*	Carnival Corp.	43,840	804,026
	Dick's Sporting Goods, Inc.	958	179,855
	DR Horton, Inc.	23,757	3,001,459
	eBay, Inc.	34,108	2,324,801
	Ford Motor Co.	313,394	3,137,074
	Gap, Inc.	1,476	32,324
	Garmin Ltd.	7,850	1,466,929
	General Motors Co.	91,295	4,130,186
	Gentex Corp.	3,570	77,755
	Genuine Parts Co.	6,863	806,746
	Harley-Davidson, Inc.	1,373	30,783
	Hasbro, Inc.	1,003	62,086
	Hyatt Hotels Corp., Class A	2,188	246,544
	Lear Corp.	4,194	359,636
	Lennar Corp. (LEN US), Class A	16,013	1,739,172
	Lennar Corp. (LENB US), Class B	1,507	155,779
	Lithia Motors, Inc.	218	63,822
	LKQ Corp.	35,025	1,338,305
*	MGM Resorts International	7,230	227,456
*	Mohawk Industries, Inc.	618	65,724
*	NVR, Inc.	40	285,030
	Penske Automotive Group, Inc.	3,800	591,546
	PulteGroup, Inc.	20,992	2,153,359
	PVH Corp.	672	46,355

24

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ralph Lauren Corp.	2,390	$537,630
*	Rivian Automotive, Inc., Class A	19,400	265,004
	Service Corp. International	700	55,930
	Tapestry, Inc.	2,585	182,630
	Toll Brothers, Inc.	3,629	366,057
	Whirlpool Corp.	7,835	597,654
TOTAL CONSUMER DISCRETIONARY			29,211,004
CONSUMER STAPLES — (5.2%)
	Albertsons Cos., Inc., Class A	8,153	179,203
	Archer-Daniels-Midland Co.	17,513	836,246
*	BellRing Brands, Inc.	3,250	250,705
	Bunge Global SA	11,955	941,098
	Campbell's Co.	12,528	456,771
	Casey's General Stores, Inc.	1,226	567,135
	Church & Dwight Co., Inc.	483	47,981
	Conagra Brands, Inc.	13,042	322,268
	Constellation Brands, Inc., Class A	12,500	2,344,250
*	Coty, Inc., Class A	22,970	115,998
*	Darling Ingredients, Inc.	4,055	130,530
	Dollar General Corp.	3,578	335,223
*	Dollar Tree, Inc.	21,034	1,719,950
	General Mills, Inc.	52,942	3,003,929
	Hormel Foods Corp.	9,549	285,515
	J.M. Smucker Co.	2,211	257,073
	Kenvue, Inc.	145,326	3,429,694
	Keurig Dr. Pepper, Inc.	47,384	1,639,013
	Kraft Heinz Co.	17,345	504,739
	Kroger Co.	67,501	4,874,247
	McCormick & Co., Inc. (MKC US)	2,337	179,154
	Molson Coors Beverage Co., Class B	11,394	655,497
	Mondelez International, Inc., Class A	66,218	4,511,432
*	Performance Food Group Co.	5,819	469,361
	Pilgrim's Pride Corp.	2,655	144,910
*	Post Holdings, Inc.	919	104,003
	Seaboard Corp.	12	31,032
	Target Corp.	23,039	2,227,871
	Tyson Foods, Inc., Class A	10,665	653,125
	Shares	Value†
CONSUMER STAPLES — (Continued)
* U.S. Foods Holding Corp.	13,588	$892,188
Walgreens Boots Alliance, Inc.	41,309	453,160
Walmart, Inc.	120	11,670
TOTAL CONSUMER STAPLES		32,574,971
ENERGY — (11.2%)
APA Corp.	454	7,055
Baker Hughes Co.	95,215	3,370,611
Chevron Corp.	75,778	10,310,355
ConocoPhillips	64,415	5,740,665
Coterra Energy, Inc.	58,717	1,442,090
Devon Energy Corp.	49,369	1,501,311
Diamondback Energy, Inc.	13,637	1,800,220
EOG Resources, Inc.	28,371	3,130,172
EQT Corp.	6,928	342,520
Expand Energy Corp.	3,177	330,090
Exxon Mobil Corp.	218,474	23,077,409
Halliburton Co.	38,410	761,286
Helmerich & Payne, Inc.	818	15,452
Hess Corp.	10,034	1,294,888
HF Sinclair Corp.	3,700	111,259
Kinder Morgan, Inc.	44,959	1,182,422
Marathon Petroleum Corp.	23,522	3,232,158
NOV, Inc.	626	7,268
Occidental Petroleum Corp.	46,358	1,826,969
ONEOK, Inc.	17,185	1,411,920
Ovintiv, Inc.	10,759	361,287
Phillips 66	25,506	2,654,154
Schlumberger NV	27,958	929,604
Valero Energy Corp.	21,715	2,520,894
Williams Cos., Inc.	48,763	2,856,049
TOTAL ENERGY		70,218,108
FINANCIALS — (24.0%)
Aflac, Inc.	15,051	1,635,743
Allstate Corp.	9,573	1,899,188
Ally Financial, Inc.	33,768	1,102,863
American Financial Group, Inc.	4,681	592,895
American International Group, Inc.	39,995	3,260,392
Arch Capital Group Ltd.	31,085	2,818,788
Assurant, Inc.	3,963	763,829
Axis Capital Holdings Ltd.	973	93,719
Bank of America Corp.	116,602	4,650,088

25

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank of New York Mellon Corp.	24,952	$2,006,390
*	Berkshire Hathaway, Inc., Class B	30,719	16,380,907
	Blackrock, Inc.	1,483	1,355,848
*	Block, Inc.	4,887	285,743
	Capital One Financial Corp.	11,882	2,141,849
	Carlyle Group, Inc.	2,100	81,144
	Charles Schwab Corp.	13,516	1,100,202
	Chubb Ltd.	13,005	3,720,470
	Cincinnati Financial Corp.	3,827	532,757
	Citigroup, Inc.	32,634	2,231,513
	Citizens Financial Group, Inc.	20,697	763,512
	CME Group, Inc.	922	255,468
	Comerica, Inc.	654	35,153
	Corebridge Financial, Inc.	9,686	286,996
	Discover Financial Services	21,571	3,940,375
	East West Bancorp, Inc.	3,233	276,583
	Everest Group Ltd.	1,739	624,005
	F&G Annuities & Life, Inc.	389	13,541
	Fidelity National Financial, Inc.	9,333	597,779
	Fidelity National Information Services, Inc.	42,824	3,377,957
	Fifth Third Bancorp	55,321	1,988,237
	First Citizens BancShares, Inc., Class A	867	1,542,514
	First Horizon Corp.	7,379	133,412
*	Fiserv, Inc.	13,865	2,559,063
	Franklin Resources, Inc.	10,235	192,009
	Global Payments, Inc.	11,722	894,506
	Globe Life, Inc.	4,255	524,812
	Goldman Sachs Group, Inc.	10,148	5,556,537
	Hartford Insurance Group, Inc.	29,291	3,593,127
	Huntington Bancshares, Inc.	62,613	909,767
	Intercontinental Exchange, Inc.	4,372	734,365
	Jefferies Financial Group, Inc.	1,212	56,637
	JPMorgan Chase & Co.	122,879	30,058,906
		Shares	Value†
FINANCIALS — (Continued)
	KeyCorp	40,804	$605,531
	Lincoln National Corp.	2,459	78,368
	Loews Corp.	7,809	678,056
	M&T Bank Corp.	5,919	1,004,809
*	Markel Group, Inc.	463	842,012
	MetLife, Inc.	50,464	3,803,472
	Morgan Stanley	45,631	5,266,730
	Northern Trust Corp.	11,340	1,065,733
*	PayPal Holdings, Inc.	18,016	1,186,173
	PNC Financial Services Group, Inc.	8,215	1,320,068
	Principal Financial Group, Inc.	14,451	1,071,542
	Prosperity Bancshares, Inc.	567	38,499
	Prudential Financial, Inc.	24,448	2,511,054
	Raymond James Financial, Inc.	15,482	2,121,653
	Regions Financial Corp.	42,012	857,465
	Reinsurance Group of America, Inc.	828	155,093
	RenaissanceRe Holdings Ltd.	250	60,483
	State Street Corp.	12,650	1,114,465
	Synchrony Financial	36,836	1,913,630
	Synovus Financial Corp.	1,104	47,825
	T. Rowe Price Group, Inc.	7,864	696,357
	Travelers Cos., Inc.	19,755	5,217,888
	Truist Financial Corp.	28,047	1,075,322
	U.S. Bancorp	52,456	2,116,075
	Unum Group	5,925	460,136
	W.R. Berkley Corp.	13,723	983,802
	Webster Financial Corp.	384	18,163
	Wells Fargo & Co.	110,643	7,856,759
	Willis Towers Watson PLC	2,028	624,218
	Zions Bancorp NA	3,064	137,788
TOTAL FINANCIALS			150,498,758
HEALTH CARE — (15.0%)
	Abbott Laboratories	38,177	4,991,643
	Agilent Technologies, Inc.	1,912	205,731
*	Avantor, Inc.	14,651	190,316
	Baxter International, Inc.	22,262	693,907
	Becton Dickinson & Co.	13,436	2,782,461
*	Biogen, Inc.	9,156	1,108,608

26

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	BioMarin Pharmaceutical, Inc.	1,200	$76,428
*	Bio-Rad Laboratories, Inc., Class A	918	224,065
*	Boston Scientific Corp.	11,051	1,136,816
	Bristol-Myers Squibb Co.	33,803	1,696,911
*	Centene Corp.	17,690	1,058,746
*	Charles River Laboratories International, Inc.	2,087	247,560
	Cigna Group	13,848	4,708,874
*	Cooper Cos., Inc.	1,912	156,153
	CVS Health Corp.	22,131	1,476,359
	Danaher Corp.	11,146	2,221,732
*	Edwards Lifesciences Corp.	19,522	1,473,716
*	Elanco Animal Health, Inc.	6,840	64,843
	Elevance Health, Inc.	11,548	4,856,858
*	Envista Holdings Corp.	1,720	27,658
*	GE HealthCare Technologies, Inc.	36,312	2,553,823
	Gilead Sciences, Inc.	27,765	2,958,083
*	Henry Schein, Inc.	11,024	716,229
*	Hologic, Inc.	12,948	753,574
	Humana, Inc.	9,065	2,377,206
*	Incyte Corp.	1,360	85,218
*	IQVIA Holdings, Inc.	5,426	841,410
*	Jazz Pharmaceuticals PLC	5,515	645,034
	Johnson & Johnson	87,097	13,614,132
	Labcorp Holdings, Inc.	3,485	839,920
	McKesson Corp.	3,387	2,414,220
	Medtronic PLC	32,325	2,739,867
	Merck & Co., Inc.	19,877	1,693,520
*	Moderna, Inc.	7,095	202,491
*	Molina Healthcare, Inc.	1,833	599,409
	Pfizer, Inc.	200,177	4,886,321
	Quest Diagnostics, Inc.	11,566	2,061,293
	Regeneron Pharmaceuticals, Inc.	2,611	1,563,362
	Revvity, Inc.	3,314	309,627
	STERIS PLC	5,962	1,339,900
	Teleflex, Inc.	157	21,517
*	Tenet Healthcare Corp.	2,208	315,634
	Thermo Fisher Scientific, Inc.	10,639	4,564,131
		Shares	Value†
HEALTH CARE — (Continued)
*	United Therapeutics Corp.	2,317	$702,260
	UnitedHealth Group, Inc.	32,663	13,438,865
	Universal Health Services, Inc., Class B	6,859	1,214,523
*	Vertex Pharmaceuticals, Inc.	22	11,209
	Viatris, Inc.	50,231	422,945
	Zimmer Biomet Holdings, Inc.	9,350	963,517
TOTAL HEALTH CARE			94,248,625
INDUSTRIALS — (14.1%)
	AECOM	1,339	132,092
	AGCO Corp.	4,174	354,080
*	Amentum Holdings, Inc.	7,558	164,916
	AMETEK, Inc.	14,447	2,449,922
*	Builders FirstSource, Inc.	12,022	1,438,192
*	CACI International, Inc., Class A	200	91,574
	Carlisle Cos., Inc.	3,196	1,212,818
	Carrier Global Corp.	26,790	1,675,447
*	Clean Harbors, Inc.	708	151,470
	CNH Industrial NV	38,211	442,101
	Concentrix Corp.	1,452	74,139
	CSX Corp.	89,198	2,503,788
	Cummins, Inc.	10,354	3,042,419
	Deere & Co.	9,741	4,515,538
	Delta Air Lines, Inc.	55,895	2,326,909
	Dover Corp.	9,599	1,638,069
	Eaton Corp. PLC	16,149	4,753,781
	EMCOR Group, Inc.	452	181,116
	Emerson Electric Co.	12,435	1,307,043
	FedEx Corp.	13,890	2,921,484
	Fortive Corp.	14,666	1,022,074
	Fortune Brands Innovations, Inc.	12,304	662,201
	GE Vernova, Inc.	324	120,146
	General Dynamics Corp.	9,310	2,533,437
*	GXO Logistics, Inc.	407	14,750
	Howmet Aerospace, Inc.	92	12,749
	Hubbell, Inc.	22	7,990
	Huntington Ingalls Industries, Inc.	1,502	345,971
	IDEX Corp.	597	103,860
	Ingersoll Rand, Inc.	23,401	1,765,137
	ITT, Inc.	400	54,808

27

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Jacobs Solutions, Inc.	5,558	$688,080
	JB Hunt Transport Services, Inc.	4,129	539,165
	Johnson Controls International PLC	23,001	1,929,784
	Knight-Swift Transportation Holdings, Inc.	1,347	52,762
	L3Harris Technologies, Inc.	6,595	1,451,032
	Leidos Holdings, Inc.	6,431	946,515
*	MasTec, Inc.	425	54,111
*	Middleby Corp.	311	41,472
*	NEXTracker, Inc., Class A	9,036	366,952
	Norfolk Southern Corp.	16,122	3,612,134
	Northrop Grumman Corp.	4,441	2,160,546
	Oshkosh Corp.	522	43,723
	Otis Worldwide Corp.	2,174	209,291
	Owens Corning	8,674	1,261,286
	PACCAR, Inc.	43,477	3,922,060
	Parker-Hannifin Corp.	8,081	4,889,490
	Pentair PLC	14,793	1,342,169
	Quanta Services, Inc.	10,094	2,954,413
	Republic Services, Inc.	13,205	3,311,154
	RTX Corp.	44,315	5,589,451
	Sensata Technologies Holding PLC	515	11,021
	Snap-on, Inc.	6,398	2,007,756
	Southwest Airlines Co.	27,308	763,532
	SS&C Technologies Holdings, Inc.	21,296	1,609,978
	Stanley Black & Decker, Inc.	6,807	408,556
	Textron, Inc.	16,232	1,142,246
	Trane Technologies PLC	101	38,714
	TransUnion	5,407	448,565
*	U-Haul Holding Co. (UHAL US)	1,475	90,550
	U-Haul Holding Co. (UHAL/B US)	16,075	880,910
*	United Airlines Holdings, Inc.	21,659	1,490,572
	United Parcel Service, Inc., Class B	3,041	289,807
	United Rentals, Inc.	5,402	3,411,093
	WESCO International, Inc.	600	97,776
		Shares	Value†
INDUSTRIALS — (Continued)
	Westinghouse Air Brake Technologies Corp.	8,070	$1,490,852
*	XPO, Inc.	279	29,607
	Xylem, Inc.	6,229	751,031
TOTAL INDUSTRIALS			88,348,177
INFORMATION TECHNOLOGY — (8.3%)
*	Advanced Micro Devices, Inc.	20,542	1,999,764
*	Akamai Technologies, Inc.	8,499	684,849
	Amdocs Ltd.	15,020	1,330,472
	Analog Devices, Inc.	12,100	2,358,532
	Avnet, Inc.	1,297	60,946
	Broadcom, Inc.	54	10,393
*	Ciena Corp.	1,583	106,314
	Cisco Systems, Inc.	134,732	7,778,078
	Cognizant Technology Solutions Corp., Class A	49,920	3,672,614
*	Coherent Corp.	781	50,234
	Corning, Inc.	68,224	3,027,781
*	DXC Technology Co.	2,899	44,992
	Entegris, Inc.	200	15,824
*	F5, Inc.	1,080	285,919
*	First Solar, Inc.	4,833	608,088
*	Flex Ltd.	25,689	882,160
	Hewlett Packard Enterprise Co.	92,529	1,500,820
	HP, Inc.	106,724	2,728,933
	Intel Corp.	76,556	1,538,776
	International Business Machines Corp.	43	10,398
*	IPG Photonics Corp.	430	25,753
	Jabil, Inc.	573	83,979
	Juniper Networks, Inc.	20,534	745,795
*	Keysight Technologies, Inc.	7,683	1,117,108
*	Kyndryl Holdings, Inc.	1,573	50,997
	Marvell Technology, Inc.	3,859	225,250
	Microchip Technology, Inc.	1,704	78,520
	Micron Technology, Inc.	37,061	2,851,844
	NXP Semiconductors NV	5,295	975,921
*	ON Semiconductor Corp.	36,695	1,456,792
*	Qorvo, Inc.	5,422	388,595
	Roper Technologies, Inc.	1,196	669,856
	Salesforce, Inc.	26,793	7,199,547

28

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sandisk Corp.	4,710	$151,238
	Skyworks Solutions, Inc.	11,761	755,997
	TD SYNNEX Corp.	2,852	316,002
	TE Connectivity PLC	30,520	4,467,518
*	Teledyne Technologies, Inc.	1,702	793,183
	Vontier Corp.	2,863	91,072
*	Western Digital Corp.	14,132	619,830
*	Zebra Technologies Corp., Class A	1,041	260,583
*	Zoom Communications, Inc.	2,191	169,890
TOTAL INFORMATION TECHNOLOGY			52,191,157
MATERIALS — (7.5%)
	Air Products & Chemicals, Inc.	8,901	2,412,972
	Albemarle Corp.	5,245	307,095
	Amcor PLC	67,243	618,636
	Ball Corp.	19,994	1,038,488
	Celanese Corp.	6,557	291,852
	CF Industries Holdings, Inc.	14,702	1,152,196
*	Cleveland-Cliffs, Inc.	15,656	129,005
	Corteva, Inc.	24,017	1,488,814
	CRH PLC (CRHCF US)	14,495	1,383,113
	Crown Holdings, Inc.	2,200	211,926
	Dow, Inc.	78,218	2,392,689
	DuPont de Nemours, Inc.	17,056	1,125,525
	Eastman Chemical Co.	14,927	1,149,379
	FMC Corp.	801	33,578
	Freeport-McMoRan, Inc.	105,482	3,800,516
	Huntsman Corp.	3,237	43,085
	International Flavors & Fragrances, Inc.	10,181	798,801
	International Paper Co.	26,648	1,217,281
	Linde PLC	13,704	6,211,064
	LyondellBasell Industries NV, Class A	34,302	1,996,719
	Martin Marietta Materials, Inc.	4,484	2,349,526
	Shares	Value†
MATERIALS — (Continued)
Mosaic Co.	29,416	$894,246
Newmont Corp.	52,807	2,781,873
Nucor Corp.	23,024	2,748,375
Packaging Corp. of America	9,401	1,744,920
PPG Industries, Inc.	16,048	1,746,985
Reliance, Inc.	3,813	1,099,021
Royal Gold, Inc.	782	142,879
Smurfit WestRock PLC	17,093	718,248
Sonoco Products Co.	945	38,745
Steel Dynamics, Inc.	15,902	2,062,648
Vulcan Materials Co.	9,911	2,599,953
Westlake Corp.	3,309	305,851
TOTAL MATERIALS		47,036,004
REAL ESTATE — (0.3%)
* CBRE Group, Inc., Class A	15,057	1,839,664
* Jones Lang LaSalle, Inc.	693	157,595
*» Millrose Properties, Inc.	3,484	87,240
TOTAL REAL ESTATE		2,084,499
UTILITIES — (0.1%)
NRG Energy, Inc.	1,961	214,886
Vistra Corp.	2,457	318,501
TOTAL UTILITIES		533,387
TOTAL COMMON STOCKS Cost ($418,714,709)		614,193,625

TEMPORARY CASH INVESTMENTS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	816,482	816,482
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	1,054,196	12,191,776
TOTAL INVESTMENTS — (100.0%)
(Cost $431,722,967)			$627,201,883

29

Dimensional VA U.S. Large Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$47,248,935	—	—	$47,248,935
Consumer Discretionary	29,211,004	—	—	29,211,004
Consumer Staples	32,574,971	—	—	32,574,971
Energy	70,218,108	—	—	70,218,108
Financials	150,498,758	—	—	150,498,758
Health Care	94,248,625	—	—	94,248,625
Industrials	88,348,177	—	—	88,348,177
Information Technology	52,191,157	—	—	52,191,157
Materials	47,036,004	—	—	47,036,004
Real Estate	2,084,499	—	—	2,084,499
Utilities	533,387	—	—	533,387
Temporary Cash Investments	816,482	—	—	816,482
Securities Lending Collateral	—	$12,191,776	—	12,191,776
Total Investments in Securities	$615,010,107	$12,191,776	—	$627,201,883
See accompanying Notes to Financial Statements.
30

Dimensional VA International Value Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.6%)
AUSTRALIA — (5.4%)
	Ansell Ltd.	2,809	$54,493
	ANZ Group Holdings Ltd.	157,918	3,019,749
	Aurizon Holdings Ltd.	266,121	520,989
	Bendigo & Adelaide Bank Ltd.	42,211	301,970
	BlueScope Steel Ltd.	88,805	1,360,178
	Challenger Ltd.	53,101	240,609
	Cleanaway Waste Management Ltd.	164,998	274,591
	Dyno Nobel Ltd.	224,487	325,866
#	Endeavour Group Ltd.	74,360	190,206
	Evolution Mining Ltd.	251,385	1,260,701
	Fortescue Ltd.	45,989	474,960
	Hafnia Ltd.	22,085	101,803
	Harvey Norman Holdings Ltd.	112,868	377,357
	Lendlease Corp. Ltd.	41,763	140,721
	National Australia Bank Ltd.	176,496	4,075,417
	Northern Star Resources Ltd.	124,343	1,527,389
	Orica Ltd.	68,506	711,082
	Origin Energy Ltd.	152,913	1,042,256
	QBE Insurance Group Ltd.	121,237	1,675,486
	Rio Tinto Ltd.	21,222	1,587,771
	Santos Ltd.	496,255	1,907,784
	Sonic Healthcare Ltd.	60,701	1,013,522
	South32 Ltd. (S32 AU)	574,429	989,911
	Suncorp Group Ltd.	111,820	1,454,117
	TPG Telecom Ltd.	46,621	150,962
	Treasury Wine Estates Ltd.	7,916	45,248
	Westpac Banking Corp.	200,033	4,197,725
	Whitehaven Coal Ltd.	69,787	223,230
#	Woodside Energy Group Ltd. (WDS AU)	142,185	1,853,400
	Worley Ltd.	19,466	155,087
#	Yancoal Australia Ltd.	87,072	277,643
TOTAL AUSTRALIA			31,532,223
AUSTRIA — (0.2%)
	Erste Group Bank AG	7,148	484,074
	OMV AG	8,499	439,429
TOTAL AUSTRIA			923,503
		Shares	Value»
BELGIUM — (0.8%)
	Ageas SA	17,680	$1,108,810
	Anheuser-Busch InBev SA (ABI BB)	18,292	1,205,607
	KBC Group NV	15,429	1,422,689
#	Solvay SA	1,341	50,747
	Syensqo SA	8,568	612,893
TOTAL BELGIUM			4,400,746
CANADA — (9.8%)
	Agnico Eagle Mines Ltd. (AEM US)	5,160	606,713
	AltaGas Ltd.	19,080	564,677
	ARC Resources Ltd.	42,220	781,251
	Bank of Montreal (BMO CN)	13,251	1,269,639
	Bank of Montreal (BMO US)	36,571	3,491,799
	Bank of Nova Scotia (BNS CN)	18,885	944,935
	Bank of Nova Scotia (BNS US)	60,155	3,006,547
	Barrick Gold Corp. (GOLD US)	204,182	3,887,625
	Canadian Imperial Bank of Commerce (CM CN)	49,997	3,153,372
	Canadian Imperial Bank of Commerce (CM US)	38,530	2,425,464
	Canadian Tire Corp. Ltd., Class A	4,388	480,242
	Cenovus Energy, Inc. (CVE US)	135,829	1,598,707
	Empire Co. Ltd., Class A	3,218	119,514
	Fairfax Financial Holdings Ltd.	2,064	3,222,361
*	First Quantum Minerals Ltd.	49,651	666,647
	iA Financial Corp., Inc.	15,318	1,488,022
	IGM Financial, Inc.	5,103	162,166
	Imperial Oil Ltd. (IMO US)	667	44,942
	Kinross Gold Corp. (K CN)	92,288	1,362,296
	Kinross Gold Corp. (KGC US)	74,127	1,094,115
	Lundin Mining Corp.	128,613	1,052,339

31

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Magna International, Inc. (MGA US)	44,732	$1,554,884
	Manulife Financial Corp. (MFC US)	54,802	1,678,037
	MEG Energy Corp.	37,365	524,183
	Nutrien Ltd. (NTR CN)	900	51,378
	Nutrien Ltd. (NTR US)	66,202	3,776,858
	Onex Corp.	3,995	282,861
	Pan American Silver Corp. (PAAS US)	28,275	711,965
	Saputo, Inc.	3,738	72,938
	Suncor Energy, Inc. (SU CN)	8,621	304,479
	Suncor Energy, Inc. (SU US)	115,409	4,072,784
	Teck Resources Ltd. (TECK US), Class B	81,202	2,760,056
	Teck Resources Ltd. (TECK/A CN), Class A	200	7,164
	Teck Resources Ltd. (TECKB CN), Class B	134	4,554
#	Toronto-Dominion Bank (TD CN)	16,845	1,076,364
	Toronto-Dominion Bank (TD US)	88,723	5,658,753
	Tourmaline Oil Corp.	45,296	2,000,962
	West Fraser Timber Co. Ltd. (WFG CN)	9,498	703,221
	Whitecap Resources, Inc.	14,668	83,203
TOTAL CANADA			56,748,017
DENMARK — (2.6%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	237	405,047
#	AP Moller - Maersk AS (MAERSKB DC), Class B	282	485,571
	Carlsberg AS, Class B	14,014	1,909,459
#	Coloplast AS, Class B	10,747	1,216,163
	Danske Bank AS	32,233	1,130,977
*	Demant AS	12,462	453,827
	DSV AS	14,966	3,172,189
*	Genmab AS (GMAB DC)	4,778	1,013,121
	H Lundbeck AS (HLUNA DC), Class A	5,935	24,513
	H Lundbeck AS (HLUNB DC)	28,803	137,837
		Shares	Value»
DENMARK — (Continued)
	Novonesis Novozymes B, Class B	36,497	$2,370,748
	Pandora AS	6,537	973,117
	Rockwool AS, Class A	3,550	161,872
	Rockwool AS, Class B	9,977	455,452
	Tryg AS	20,416	486,928
	Vestas Wind Systems AS	54,838	731,111
TOTAL DENMARK			15,127,932
FINLAND — (0.6%)
#	Nokia OYJ (NOK US), Sponsored ADR	34,049	169,905
	Nokia OYJ (NOKIA FH)	418,241	2,090,859
	Nordea Bank Abp (NDA FH)	72,366	1,002,193
	Stora Enso OYJ, Class R	46,368	430,684
	UPM-Kymmene OYJ	2,765	73,234
TOTAL FINLAND			3,766,875
FRANCE — (10.1%)
*	Alstom SA	8,945	216,014
Ω	Amundi SA	2,929	231,365
	BNP Paribas SA	50,945	4,316,543
	Bollore SE	60,491	374,162
	Bouygues SA	36,761	1,615,841
*	Canal & SA	29,111	66,148
#	Carrefour SA	87,166	1,344,423
	Cie de Saint-Gobain SA	68,908	7,491,539
	Cie Generale des Etablissements Michelin SCA	109,893	4,018,319
	Credit Agricole SA	32,751	614,297
	Eiffage SA	10,913	1,484,962
	Engie SA	242,398	5,009,963
	Orange SA (ORA FP)	282,052	4,092,023
	Publicis Groupe SA (PUB FP)	13,324	1,355,677
	Renault SA	31,052	1,649,208
	Rexel SA	32,582	905,246
	Sanofi SA (SAN FP)	51,238	5,605,019
	Societe Generale SA	84,567	4,409,236
	TotalEnergies SE (TTE FP)	228,351	13,005,777
	TotalEnergies SE (TTE US), Sponsored ADR	7,191	408,808
	Vinci SA	1,599	224,607
	Vivendi SE	29,111	90,782
TOTAL FRANCE			58,529,959

32

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (7.8%)
	BASF SE	110,339	$5,634,953
	Bayer AG	88,113	2,309,194
	Bayerische Motoren Werke AG	30,928	2,623,235
	Brenntag SE	1,451	96,903
	Commerzbank AG	124,594	3,297,696
	Continental AG	13,917	1,087,957
*	Covestro AG	20,608	1,387,111
	Daimler Truck Holding AG	78,171	3,140,636
	Deutsche Bank AG (DB US)	40,923	1,072,592
	Deutsche Bank AG (DBK GR)	124,505	3,264,564
	Deutsche Lufthansa AG	29,747	213,751
	Deutsche Post AG	69,132	2,953,872
Ω	DWS Group GmbH & Co. KGaA	1,706	89,810
	E.ON SE	176,021	3,078,535
	Evonik Industries AG	17,755	399,006
	Fresenius Medical Care AG (FME GR)	20,548	1,045,391
*	Fresenius SE & Co. KGaA	35,281	1,675,739
Ω	Hapag-Lloyd AG	1,852	291,598
	Heidelberg Materials AG	17,993	3,597,043
	Henkel AG & Co. KGaA	7,921	559,065
	Infineon Technologies AG (IFX GR)	10,624	351,899
	Mercedes-Benz Group AG	85,291	5,099,447
	Merck KGaA	1,035	144,093
	RWE AG	30,564	1,186,927
*	Talanx AG	1,677	192,466
	Volkswagen AG	3,115	347,744
TOTAL GERMANY			45,141,227
HONG KONG — (1.4%)
	BOC Hong Kong Holdings Ltd.	274,500	1,138,730
Ω	Budweiser Brewing Co. APAC Ltd.	101,400	107,142
	Cathay Pacific Airways Ltd.	220,090	252,898
	CK Asset Holdings Ltd.	206,217	842,471
	CK Hutchison Holdings Ltd.	284,012	1,601,566
	CK Infrastructure Holdings Ltd.	10,500	70,766
		Shares	Value»
HONG KONG — (Continued)
Ω	ESR Group Ltd.	206,800	$329,317
	Hang Lung Properties Ltd.	3,197	2,622
	Hang Seng Bank Ltd.	12,600	175,881
	Henderson Land Development Co. Ltd.	74,255	210,583
	MTR Corp. Ltd.	67,660	233,584
	Sino Land Co. Ltd.	397,571	408,584
	Sun Hung Kai Properties Ltd.	95,362	904,643
	Swire Pacific Ltd. (19 HK), Class A	49,500	428,059
	Swire Pacific Ltd. (87 HK), Class B	92,500	127,314
Ω	WH Group Ltd.	1,241,189	1,109,880
#	Xinyi Glass Holdings Ltd.	79,000	73,966
TOTAL HONG KONG			8,018,006
IRELAND — (0.3%)
	AIB Group PLC	88,815	596,931
	Bank of Ireland Group PLC	71,890	844,093
	Smurfit WestRock PLC	2,179	91,562
TOTAL IRELAND			1,532,586
ISRAEL — (0.8%)
	Bank Hapoalim BM	78,721	1,154,726
	Bank Leumi Le-Israel BM	114,309	1,623,305
	Clal Insurance Enterprises Holdings Ltd.	10,637	291,859
	Delek Group Ltd.	1,690	269,614
*	Equital Ltd.	614	23,030
	Harel Insurance Investments & Financial Services Ltd.	14,055	233,622
	Israel Discount Bank Ltd., Class A	136,911	1,022,654
	Migdal Insurance & Financial Holdings Ltd.	74,606	143,482
TOTAL ISRAEL			4,762,292
ITALY — (1.4%)
	Banco BPM SpA	92,447	1,031,941
#	BPER Banca SpA	8,285	67,291
	Eni SpA (ENI IM)	183,029	2,621,257

33

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	UniCredit SpA	74,099	$4,311,132
TOTAL ITALY			8,031,621
JAPAN — (19.7%)
	Acom Co. Ltd.	43,100	120,771
#	AGC, Inc.	31,800	992,856
	Air Water, Inc.	22,400	305,455
	Aisin Corp.	57,700	732,866
	Alfresa Holdings Corp.	12,800	193,230
	Amada Co. Ltd.	38,200	382,498
	Asahi Group Holdings Ltd.	170,400	2,355,318
	Asahi Kasei Corp.	149,600	1,042,524
	Bridgestone Corp.	34,300	1,434,260
	Brother Industries Ltd.	29,100	511,391
	Chiba Bank Ltd.	30,300	269,412
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	176,596
	COMSYS Holdings Corp.	8,300	183,962
	Concordia Financial Group Ltd.	57,500	371,907
	Cosmo Energy Holdings Co. Ltd.	8,600	352,962
	Credit Saison Co. Ltd.	16,600	387,659
	Dai Nippon Printing Co. Ltd.	7,100	98,965
	Daicel Corp.	28,800	245,150
	Dai-ichi Life Holdings, Inc.	218,400	1,576,945
	Daiwa House Industry Co. Ltd.	61,700	2,232,486
	Daiwa Securities Group, Inc.	47,700	313,672
	Denso Corp.	72,400	934,824
	ENEOS Holdings, Inc.	414,327	1,994,665
	EXEO Group, Inc.	13,600	158,809
	Fuji Media Holdings, Inc.	1,800	37,273
	FUJIFILM Holdings Corp.	36,900	755,799
	Fukuoka Financial Group, Inc.	9,200	243,066
	Fuyo General Lease Co. Ltd.	5,400	150,684
	Gunma Bank Ltd.	7,400	61,714
	Hachijuni Bank Ltd.	22,503	169,852
	Hakuhodo DY Holdings, Inc.	20,900	157,135
	Hankyu Hanshin Holdings, Inc.	25,400	724,463
	Haseko Corp.	28,900	412,768
	Hitachi Construction Machinery Co. Ltd.	12,900	385,515
		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co. Ltd. (7267 JP)	402,100	$4,091,263
	Hulic Co. Ltd.	29,000	303,250
	Ibiden Co. Ltd.	5,500	152,467
	Idemitsu Kosan Co. Ltd.	124,000	768,429
	Iida Group Holdings Co. Ltd.	14,400	227,935
	INFRONEER Holdings, Inc.	21,000	179,115
	Inpex Corp.	123,500	1,544,922
	Isuzu Motors Ltd.	73,100	983,080
	Iwatani Corp.	16,400	157,028
	Iyogin Holdings, Inc.	9,100	105,553
	J Front Retailing Co. Ltd.	28,400	347,620
	Japan Airlines Co. Ltd.	16,400	297,125
	Japan Post Bank Co. Ltd.	28,100	288,923
	Japan Post Holdings Co. Ltd.	41,800	406,307
	Japan Post Insurance Co. Ltd.	10,000	201,032
	JFE Holdings, Inc.	68,789	801,118
	JGC Holdings Corp.	6,800	54,386
	JTEKT Corp.	24,600	189,987
	Kajima Corp.	40,900	976,595
	Kamigumi Co. Ltd.	7,300	178,701
	Kandenko Co. Ltd.	2,500	49,556
#	Kawasaki Kisen Kaisha Ltd.	14,400	197,486
	Keihan Holdings Co. Ltd.	1,800	44,085
	Kinden Corp.	7,000	181,190
	Kobe Steel Ltd.	44,800	525,409
	Koito Manufacturing Co. Ltd.	22,700	274,955
	Komatsu Ltd.	31,900	922,534
	Kubota Corp. (6326 JP)	121,600	1,413,039
	Kuraray Co. Ltd.	49,000	572,393
	Kyocera Corp.	40,900	484,736
	Kyoto Financial Group, Inc.	10,000	171,645
	Kyushu Financial Group, Inc.	14,500	73,196
	Lixil Corp.	34,000	400,643
	LY Corp.	129,200	488,637
	Marubeni Corp.	31,400	556,680
	Mazda Motor Corp.	74,900	447,813
	Mebuki Financial Group, Inc.	38,440	187,823
	Medipal Holdings Corp.	8,800	149,122

34

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MEIJI Holdings Co. Ltd.	19,800	$486,819
	Mitsubishi Chemical Group Corp.	155,500	755,972
	Mitsubishi Corp.	62,000	1,177,168
	Mitsubishi Electric Corp.	34,500	667,416
	Mitsubishi Estate Co. Ltd.	71,800	1,261,237
	Mitsubishi Gas Chemical Co., Inc.	16,700	254,449
	Mitsubishi HC Capital, Inc.	93,500	661,432
	Mitsubishi Logistics Corp.	20,495	141,444
	Mitsubishi Materials Corp.	5,123	80,803
	Mitsubishi Motors Corp.	73,100	202,371
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	453,500	5,713,701
	Mitsui & Co. Ltd. (8031 JP)	18,700	378,135
	Mitsui Chemicals, Inc.	28,900	635,069
	Mitsui Fudosan Co. Ltd.	103,000	1,020,797
#	Mitsui OSK Lines Ltd.	26,400	879,221
	Mizuho Financial Group, Inc. (8411 JP)	101,320	2,533,265
	MS&AD Insurance Group Holdings, Inc.	35,550	808,044
	Nagase & Co. Ltd.	1,000	17,614
	NGK Insulators Ltd.	29,500	364,030
	NH Foods Ltd.	10,200	385,084
	NHK Spring Co. Ltd.	11,152	123,935
	Nikon Corp.	26,100	250,963
	Nippon Electric Glass Co. Ltd.	2,400	54,914
	Nippon Express Holdings, Inc.	29,900	533,950
	Nippon Steel Corp.	60,218	1,267,451
	Nippon Yusen KK	39,800	1,300,381
*	Nissan Motor Co. Ltd.	284,300	676,813
	Nisshin Seifun Group, Inc.	21,700	279,967
	Niterra Co. Ltd.	18,500	576,032
	NOK Corp.	5,300	73,240
	Nomura Holdings, Inc. (8604 JP)	140,500	783,085
	Nomura Real Estate Holdings, Inc.	80,500	478,769
		Shares	Value»
JAPAN — (Continued)
	NSK Ltd.	43,900	$191,759
	Obayashi Corp.	18,000	279,273
	Oji Holdings Corp.	108,500	512,178
	Ono Pharmaceutical Co. Ltd.	40,000	460,437
	Open House Group Co. Ltd.	9,300	412,380
	ORIX Corp. (8591 JP)	77,100	1,546,628
	Panasonic Holdings Corp.	172,000	1,972,145
	Resona Holdings, Inc.	154,400	1,238,565
	Resonac Holdings Corp.	22,600	411,048
	Ricoh Co. Ltd.	64,600	679,470
	Rinnai Corp.	6,200	138,870
	Rohm Co. Ltd.	18,100	164,800
	SBI Holdings, Inc.	25,400	667,879
	Seiko Epson Corp.	35,400	491,107
	Seino Holdings Co. Ltd.	7,900	124,332
	Sekisui Chemical Co. Ltd.	15,400	269,098
	Sekisui House Ltd.	54,800	1,259,863
	Seven & i Holdings Co. Ltd.	71,300	1,049,580
	Shimamura Co. Ltd.	4,600	306,079
	Shimizu Corp.	43,000	459,373
	Shizuoka Financial Group, Inc.	13,000	144,463
	SoftBank Group Corp.	39,720	2,008,626
	Sojitz Corp.	26,394	624,425
	Stanley Electric Co. Ltd.	15,100	282,957
	Subaru Corp.	81,300	1,472,174
#	SUMCO Corp.	43,300	298,600
	Sumitomo Bakelite Co. Ltd.	1,000	23,251
	Sumitomo Chemical Co. Ltd.	192,000	464,123
	Sumitomo Corp.	69,100	1,687,171
	Sumitomo Electric Industries Ltd.	123,800	1,989,887
	Sumitomo Forestry Co. Ltd.	23,100	665,146
	Sumitomo Heavy Industries Ltd.	12,700	264,437
	Sumitomo Metal Mining Co. Ltd.	24,700	548,019
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	229,559	5,476,638
	Sumitomo Mitsui Trust Group, Inc.	48,606	1,202,451

35

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Realty & Development Co. Ltd.	38,400	$1,430,257
	Sumitomo Rubber Industries Ltd.	21,000	264,459
	Suzuken Co. Ltd.	5,100	184,251
	Suzuki Motor Corp.	78,700	943,114
	T&D Holdings, Inc.	1,400	29,790
	Taiheiyo Cement Corp.	13,900	374,262
	Takashimaya Co. Ltd.	34,000	262,145
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	113,867	3,444,317
	TBS Holdings, Inc.	2,000	67,091
	Toda Corp.	9,700	61,798
	Tokyo Century Corp.	12,000	126,376
	Tokyo Tatemono Co. Ltd.	24,200	433,865
	Tokyu Fudosan Holdings Corp.	90,200	631,744
	TOPPAN Holdings, Inc.	16,700	468,811
	Toray Industries, Inc.	131,700	841,104
	Tosoh Corp.	33,300	469,421
	TOTO Ltd.	7,500	197,763
	Toyo Seikan Group Holdings Ltd.	11,800	206,013
	Toyo Tire Corp.	13,800	258,016
	Toyoda Gosei Co. Ltd.	6,400	122,891
#	Toyota Boshoku Corp.	9,400	134,878
	Toyota Industries Corp.	5,900	691,922
	Toyota Motor Corp. (7203 JP)	278,850	5,325,871
	Toyota Tsusho Corp.	52,800	1,049,280
	Yamada Holdings Co. Ltd.	53,500	172,419
	Yamaguchi Financial Group, Inc.	6,900	81,519
#	Yamaha Motor Co. Ltd.	111,600	876,477
	Yamato Holdings Co. Ltd.	18,400	261,239
	Yamato Kogyo Co. Ltd.	1,400	83,368
	Yokohama Rubber Co. Ltd.	14,800	323,599
TOTAL JAPAN			114,292,093
LUXEMBOURG — (0.4%)
	ArcelorMittal SA (MT NA)	15,639	462,463
		Shares	Value»
LUXEMBOURG — (Continued)
#	ArcelorMittal SA (MT US)	38,068	$1,130,258
	Subsea 7 SA	23,150	350,515
	Tenaris SA (TS US), ADR	6,067	201,970
TOTAL LUXEMBOURG			2,145,206
NETHERLANDS — (3.9%)
#Ω	ABN AMRO Bank NV	36,511	756,612
	Aegon Ltd. (AGN NA)	109,392	703,603
	Akzo Nobel NV	3,260	205,819
	ASR Nederland NV	21,513	1,357,445
	HAL Trust	993	130,674
*	Havas NV	29,111	48,428
	Heineken NV	16,029	1,434,839
#	ING Groep NV (ING US), Sponsored ADR	18,092	350,442
	ING Groep NV (INGA NA)	181,259	3,519,926
	JDE Peet's NV	8,580	207,712
	Koninklijke Ahold Delhaize NV (AD NA)	142,133	5,835,866
	Koninklijke KPN NV	298,979	1,390,807
#*	Koninklijke Philips NV (PHG US)	30,395	770,513
*	Koninklijke Philips NV (PHIA NA)	47,294	1,200,313
	NN Group NV	35,100	2,152,346
	Randstad NV	9,986	400,835
	Stellantis NV (STLA US)	10,010	92,893
#	Stellantis NV (STLA UX)	68,330	634,102
	Stellantis NV (STLAM IM)	145,096	1,350,180
	STMicroelectronics NV (STM US)	4,911	111,529
TOTAL NETHERLANDS			22,654,884
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	83,680	373,845
*	Fletcher Building Ltd. (FBU NZ)	135,092	245,967
	Fonterra Co-Operative Group Ltd.	4,389	14,188
#	Infratil Ltd.	50,358	315,630
	Mercury NZ Ltd.	32,612	108,217
	Meridian Energy Ltd.	22,517	73,297
	Port of Tauranga Ltd.	20,992	76,816

36

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Ryman Healthcare Ltd.	28,463	$37,333
	Summerset Group Holdings Ltd.	21,968	140,578
TOTAL NEW ZEALAND			1,385,871
NORWAY — (0.6%)
	Aker BP ASA	22,689	487,076
	Aker Solutions ASA	12,116	32,884
	Austevoll Seafood ASA	18,018	169,745
	DNB Bank ASA	45,622	1,140,463
	Equinor ASA	14,854	336,230
#	Golden Ocean Group Ltd.	6,786	52,318
	Norsk Hydro ASA	91,465	485,168
	Sparebank 1 Oestlandet	3,809	63,433
	SpareBank 1 Sor-Norge ASA	10,821	172,673
	Stolt-Nielsen Ltd.	7,513	168,683
	TGS ASA	18,598	138,712
	Wallenius Wilhelmsen ASA	7,559	54,784
	Wilh Wilhelmsen Holding ASA, Class A	299	11,143
	Yara International ASA	11,196	363,350
TOTAL NORWAY			3,676,662
PORTUGAL — (0.0%)
	Galp Energia SGPS SA	17,816	276,037
SINGAPORE — (1.1%)
Ω	BW LPG Ltd.	25,143	252,575
	CapitaLand Investment Ltd.	100,000	210,759
	City Developments Ltd.	59,600	226,930
	Genting Singapore Ltd.	162,600	92,205
	Hongkong Land Holdings Ltd.	54,500	266,723
#	Jardine Cycle & Carriage Ltd.	12,600	250,258
	Keppel Ltd.	182,400	917,052
	Olam Group Ltd.	70,000	51,816
	Oversea-Chinese Banking Corp. Ltd.	97,800	1,210,350
*	Seatrium Ltd.	174,055	255,609
	Singapore Airlines Ltd.	33,100	169,866
		Shares	Value»
SINGAPORE — (Continued)
	United Overseas Bank Ltd.	68,400	$1,816,624
	UOL Group Ltd.	40,699	180,039
	Wilmar International Ltd.	293,900	689,336
TOTAL SINGAPORE			6,590,142
SPAIN — (2.9%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	165,586	2,272,509
	Banco de Sabadell SA	144,096	420,441
#	Banco Santander SA (SAN SM)	1,242,461	8,747,993
#	CaixaBank SA	351,455	2,693,623
#	EDP Renovaveis SA	13,061	122,313
	Repsol SA (REP SM)	188,959	2,309,772
TOTAL SPAIN			16,566,651
SWEDEN — (2.4%)
	Billerud Aktiebolag	22,231	234,582
*	Boliden AB	31,517	965,682
	Bure Equity AB	10,951	368,971
*	Electrolux AB, Class B	4,562	28,480
	Essity AB (ESSITYB SS), Class B	33,116	957,683
#	Getinge AB, Class B	14,565	281,498
	Hexagon AB, Class B	51,985	505,947
#	Hexpol AB	4,006	34,834
	Holmen AB (HOLMB SS), Class B	5,250	207,580
#	Husqvarna AB (HUSQB SS), Class B	45,158	210,041
	Loomis AB	15,044	626,153
	Pandox AB	8,704	145,738
#	Securitas AB, Class B	53,245	843,760
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	121,946	1,934,999
#	Skanska AB, Class B	37,093	861,916
	SKF AB (SKFB SS), Class B	48,031	941,474
	SSAB AB (SSABA SS), Class A	26,950	170,293
#	SSAB AB (SSABB SS), Class B	81,204	504,755
	Svenska Cellulosa AB SCA (SCAA SS), Class A	318	4,094
	Svenska Cellulosa AB SCA (SCAB SS), Class B	19,810	256,154

37

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Svenska Handelsbanken AB (SHBA SS), Class A	51,956	$680,094
	Swedbank AB, Class A	38,332	956,914
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	41,658	351,901
	Telia Co. AB	293,693	1,103,249
	Trelleborg AB, Class B	20,404	703,564
	Vitrolife AB	2,329	37,907
#*	Volvo Car AB, Class B	85,329	145,548
TOTAL SWEDEN			14,063,811
SWITZERLAND — (9.0%)
#	Alcon AG	24,167	2,357,240
	Baloise Holding AG	3,212	714,582
#	Banque Cantonale Vaudoise	1,073	132,062
	Barry Callebaut AG	103	92,341
	Cie Financiere Richemont SA, Class A	26,433	4,670,848
	DSM-Firmenich AG	7,778	844,949
	Helvetia Holding AG	432	95,298
	Holcim AG (HOLN FP)	8,340	925,600
	Holcim AG (HOLN SW)	45,010	5,029,773
	Julius Baer Group Ltd.	21,364	1,385,414
	Lonza Group AG	4,520	3,247,662
#	Novartis AG (NVS US), Sponsored ADR	52,245	5,929,285
	Sandoz Group AG (SDZ SW)	1,097	47,582
#	Sandoz Group AG (SDZNY US), ADR	20,486	888,691
	SIG Group AG	8,360	161,264
#	Swatch Group AG (UHR SW)	749	129,983
#	Swatch Group AG (UHRN SW)	1,654	57,485
	Swiss Life Holding AG	3,500	3,494,609
	Swiss Prime Site AG	2,218	312,751
	Swiss Re AG	26,386	4,736,398
	Swisscom AG	3,536	2,358,099
	UBS Group AG (UBS US)	39,044	1,180,303
	UBS Group AG (UBSG SW)	152,323	4,623,809
	Zurich Insurance Group AG	12,509	8,872,265
TOTAL SWITZERLAND			52,288,293
		Shares	Value»
UNITED KINGDOM — (12.2%)
	3i Group PLC	1,147	$65,025
	Anglo American PLC	31,282	853,948
	Associated British Foods PLC	1,791	49,369
	Barclays PLC (BARC LN)	187,695	747,710
#	Barclays PLC (BCS US), Sponsored ADR	190,851	3,065,067
	Barratt Redrow PLC	85,585	533,553
	BP PLC (BP LN)	485,911	2,243,641
	BP PLC (BP US), Sponsored ADR	55,036	1,511,286
	British American Tobacco PLC (BATS LN)	99,083	4,315,892
	British American Tobacco PLC (BTI US), Sponsored ADR	6,743	293,658
	BT Group PLC	1,055,898	2,450,692
	Centrica PLC	167,147	357,867
	Coca-Cola Europacific Partners PLC	7,924	713,899
	Endeavour Mining PLC	7,106	192,521
	Glencore PLC	499,265	1,636,957
	HSBC Holdings PLC (HSBA LN)	81,675	910,462
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	161,756	9,071,276
	International Paper Co.	22,970	1,044,924
	J Sainsbury PLC	260,655	926,397
	Kingfisher PLC	271,455	1,043,336
	Lloyds Banking Group PLC (LLOY LN)	3,653,924	3,589,899
	Lloyds Banking Group PLC (LYG US), ADR	608,371	2,403,065
	M&G PLC	25,627	71,112
	Mondi PLC	12,835	194,834
	NatWest Group PLC (NWG LN)	525,574	3,380,643
	NatWest Group PLC (NWG US), Sponsored ADR	131,050	1,693,162
	Shell PLC (SHEL LN)	61,108	1,972,062
	Shell PLC (SHEL US), ADR	305,886	19,723,510
	Standard Chartered PLC	153,287	2,207,832

38

Dimensional VA International Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Taylor Wimpey PLC	252,726	$397,110
Vodafone Group PLC (VOD LN)	2,450,130	2,407,743
Vodafone Group PLC (VOD US), Sponsored ADR	42,828	418,000
Whitbread PLC	5,828	202,412
TOTAL UNITED KINGDOM		70,688,864
TOTAL COMMON STOCKS		543,143,501
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG, 8.479%	5,480	442,218
Henkel AG & Co. KGaA, 2.969%	13,538	1,051,447
Porsche Automobil Holding SE, 7.072%	7,818	322,343
	Shares	Value»

GERMANY — (Continued)
Volkswagen AG, 9.469%	18,370	$1,998,846
TOTAL GERMANY		3,814,854
RIGHTS/WARRANTS — (0.0%)
PORTUGAL — (0.0%)
#* EDP Renovaveis SA Rights 05/07/2025	13,061	1,332
TOTAL INVESTMENT SECURITIES (Cost $446,825,059)		546,959,687

			Value†
SECURITIES LENDING COLLATERAL — (5.7%)
@§	The DFA Short Term Investment Fund	2,876,589	33,267,748
TOTAL INVESTMENTS — (100.0%)
(Cost $480,093,995)			$580,227,435
As of April 30, 2025, Dimensional VA International Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	06/20/25	$1,941,054	$1,955,450	$14,396
Total Futures Contracts			$1,941,054	$1,955,450	$14,396
As of April 30, 2025, the value of Rule 144A securities amounted to $3,168,299 or 0.6% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$31,532,223	—	$31,532,223
Austria	—	923,503	—	923,503
Belgium	—	4,400,746	—	4,400,746
Canada	$56,748,017	—	—	56,748,017
Denmark	—	15,127,932	—	15,127,932
Finland	169,905	3,596,970	—	3,766,875
France	408,808	58,121,151	—	58,529,959
Germany	1,072,592	44,068,635	—	45,141,227

39

Dimensional VA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	—	$8,018,006	—	$8,018,006
Ireland	$91,562	1,441,024	—	1,532,586
Israel	—	4,762,292	—	4,762,292
Italy	—	8,031,621	—	8,031,621
Japan	—	114,292,093	—	114,292,093
Luxembourg	1,332,228	812,978	—	2,145,206
Netherlands	1,959,479	20,695,405	—	22,654,884
New Zealand	—	1,385,871	—	1,385,871
Norway	—	3,676,662	—	3,676,662
Portugal	—	276,037	—	276,037
Singapore	—	6,590,142	—	6,590,142
Spain	—	16,566,651	—	16,566,651
Sweden	—	14,063,811	—	14,063,811
Switzerland	9,992,022	42,296,271	—	52,288,293
United Kingdom	38,371,545	32,317,319	—	70,688,864
Preferred Stocks
Germany	—	3,814,854	—	3,814,854
Rights/Warrants
Portugal	—	1,332	—	1,332
Securities Lending Collateral	—	33,267,748	—	33,267,748
Total Investments in Securities	$110,146,158	$470,081,277	—	$580,227,435
Financial Instruments
Assets
Futures Contracts**	14,396	—	—	14,396
Total Financial Instruments	$14,396	—	—	$14,396
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
40

Dimensional VA International Small Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.3%)
AUSTRALIA — (5.7%)
#*	29Metals Ltd.	128,890	$9,866
	Accent Group Ltd.	66,933	79,437
	Acrow Ltd.	23,948	15,945
#	Adairs Ltd.	22,802	34,484
*	Ainsworth Game Technology Ltd.	11,272	6,914
#*	Alcidion Group Ltd.	58,601	3,226
*	Alkane Resources Ltd.	69,913	35,975
*	Alliance Aviation Services Ltd.	13,267	23,300
*	AMA Group Ltd.	406,392	16,112
	Amotiv Ltd.	18,541	91,938
	AMP Ltd.	379,646	313,571
*	Amplitude Energy Ltd.	400,748	47,412
	Ansell Ltd.	18,507	359,027
#*	Appen Ltd.	15,717	8,067
#*	Arafura Rare Earths Ltd. (ARU AU)	395,503	51,770
#	ARB Corp. Ltd.	10,524	212,080
#*	Archer Materials Ltd.	10,038	1,694
#	ARN Media Ltd.	38,557	13,812
*	Articore Group Ltd.	21,367	2,106
	AUB Group Ltd.	15,261	311,621
#*	Audinate Group Ltd.	7,090	27,833
*	Aurelia Metals Ltd.	197,432	37,164
	Aussie Broadband Ltd.	22,961	60,320
*	Austal Ltd.	52,644	178,360
#*	Australian Agricultural Co. Ltd.	38,789	35,565
	Australian Clinical Labs Ltd.	23,114	46,148
	Australian Ethical Investment Ltd.	14,137	46,906
#	Australian Finance Group Ltd.	24,189	28,190
#*	Australian Strategic Materials Ltd.	14,203	5,794
#	Autosports Group Ltd.	5,949	7,346
*	AVJennings Ltd.	41,296	17,053
††	AVZ Minerals Ltd.	217,167	22,770
#	Baby Bunting Group Ltd.	18,263	18,308
	Bank of Queensland Ltd.	83,030	396,623
	Bapcor Ltd.	44,195	143,595
	Beach Energy Ltd.	195,279	146,992
		Shares	Value»
AUSTRALIA — (Continued)
#	Beacon Lighting Group Ltd.	8,313	$17,602
	Bega Cheese Ltd.	42,996	155,533
	Bell Financial Group Ltd.	16,281	13,353
*	Bellevue Gold Ltd.	196,590	114,448
#*	Betmakers Technology Group Ltd.	25,815	1,850
*	Black Cat Syndicate Ltd. (BC8 AU)	37,567	23,773
#*	Boss Energy Ltd.	55,255	112,979
	Bravura Solutions Ltd.	75,448	106,077
	Breville Group Ltd.	14,849	272,261
	Brickworks Ltd.	10,198	164,273
#*	Bubs Australia Ltd.	77,196	5,946
*	Calidus Resources Ltd.	51,837	0
	Capral Ltd.	1,923	12,492
*	Capricorn Metals Ltd.	41,234	243,959
*	Carnarvon Energy Ltd.	150,007	10,581
*	Catalyst Metals Ltd.	4,955	17,999
	Cedar Woods Properties Ltd.	9,351	33,532
#*	Cettire Ltd.	14,989	4,310
#*	Chalice Mining Ltd.	39,537	27,841
	Challenger Ltd.	60,939	276,125
	Champion Iron Ltd.	41,907	122,505
*	Chrysos Corp. Ltd.	2,481	6,108
#	ClearView Wealth Ltd.	24,888	7,405
#	Clinuvel Pharmaceuticals Ltd.	6,591	48,006
#	Clover Corp. Ltd.	25,399	7,165
#*	Coast Entertainment Holdings Ltd.	72,872	18,894
	Codan Ltd.	16,966	170,887
#*	Cogstate Ltd.	9,666	8,252
	Collins Foods Ltd.	16,649	87,650
*	Comet Ridge Ltd.	115,929	10,032
#*	Core Lithium Ltd.	93,872	4,198
#	Corporate Travel Management Ltd.	16,158	131,948
	Credit Corp. Group Ltd.	8,852	76,596
#	Dalrymple Bay Infrastructure Ltd.	26,974	71,124
	Data#3 Ltd.	17,890	83,316

41

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Deep Yellow Ltd.	148,759	$108,195
	Deterra Royalties Ltd.	5,072	11,826
#*	Develop Global Ltd.	7,083	14,695
	Dicker Data Ltd.	12,074	65,237
	Domain Holdings Australia Ltd.	36,306	99,826
#	Domino's Pizza Enterprises Ltd.	7,320	118,300
	Downer EDI Ltd.	160,368	585,611
#*	DUG Technology Ltd.	8,715	5,772
	Dyno Nobel Ltd.	119,291	173,163
#	Eagers Automotive Ltd.	19,140	225,897
*††	Elanor Investor Group	2,855	1,134
	Elders Ltd.	21,344	86,454
#*	Electro Optic Systems Holdings Ltd.	5,176	4,069
#*	Emeco Holdings Ltd.	55,197	26,923
*	Emerald Resources NL	86,706	222,639
#*	EML Payments Ltd.	51,536	32,255
	Enero Group Ltd.	7,597	3,502
*	EnviroSuite Ltd.	65,036	3,000
	EQT Holdings Ltd.	3,576	74,316
	Euroz Hartleys Group Ltd.	14,654	8,014
	EVT Ltd.	12,918	116,292
*	Experience Co. Ltd.	24,597	1,518
#*	Fenix Resources Ltd.	56,718	10,317
*	FleetPartners Group Ltd.	44,716	79,789
	Fleetwood Ltd.	9,756	18,164
	Flight Centre Travel Group Ltd.	20,416	167,518
#*	Frontier Digital Ventures Ltd.	17,664	3,394
	G8 Education Ltd.	111,168	89,382
#*	Galan Lithium Ltd.	38,880	2,488
#	Generation Development Group Ltd.	20,723	54,807
*	Genesis Minerals Ltd.	45,851	113,226
*	Genetic Signatures Ltd.	13,548	3,505
	Gold Road Resources Ltd.	139,551	270,749
#	GR Engineering Services Ltd.	12,539	22,567
	GrainCorp Ltd., Class A	29,924	127,403
	Grange Resources Ltd.	55,500	7,113
	GWA Group Ltd.	32,736	49,761
		Shares	Value»
AUSTRALIA — (Continued)
	Hansen Technologies Ltd.	27,695	$96,103
	Harvey Norman Holdings Ltd.	16,250	54,329
*	Healius Ltd.	92,037	85,689
	Helia Group Ltd.	41,663	129,131
#	Helloworld Travel Ltd.	7,031	6,408
*	Highfield Resources Ltd.	24,514	2,077
	HUB24 Ltd.	4,749	219,411
#	Humm Group Ltd.	53,557	17,510
#	IDP Education Ltd.	23,172	131,417
	IGO Ltd.	26,690	66,874
	Iluka Resources Ltd.	55,690	147,545
	Imdex Ltd.	74,126	140,231
#*	Immutep Ltd. (IMM AU)	122,328	21,111
*	ImpediMed Ltd.	121,421	2,965
	Infomedia Ltd.	62,093	49,283
	Inghams Group Ltd.	50,749	111,412
*	Insignia Financial Ltd.	101,384	244,300
#	Integral Diagnostics Ltd.	42,340	65,477
#*	ioneer Ltd.	191,542	17,743
	IPH Ltd.	30,781	89,907
	IRESS Ltd.	20,980	106,838
	IVE Group Ltd.	19,754	33,320
#	Johns Lyng Group Ltd.	21,016	29,888
*	Judo Capital Holdings Ltd.	26,440	30,145
	Jumbo Interactive Ltd.	3,461	22,623
	Jupiter Mines Ltd.	181,844	17,435
#	Karoon Energy Ltd.	112,273	103,353
#	Kelsian Group Ltd.	8,914	15,487
#	Kogan.com Ltd.	8,067	23,243
#*	Lark Distilling Co. Ltd.	2,994	1,730
	Lendlease Corp. Ltd.	83,570	281,590
#	Lifestyle Communities Ltd.	6,758	30,870
#	Lindsay Australia Ltd.	22,166	10,086
#	Lovisa Holdings Ltd.	6,999	111,736
	Lycopodium Ltd.	4,742	32,907
	MA Financial Group Ltd.	13,440	57,070
#	Maas Group Holdings Ltd.	10,064	25,485
	Macmahon Holdings Ltd.	161,782	28,045
*	Macquarie Technology Group Ltd.	1,297	49,351
#	Mader Group Ltd.	4,057	16,553

42

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Magellan Financial Group Ltd.	23,352	$114,484
*	Mayne Pharma Group Ltd.	14,501	65,192
	McMillan Shakespeare Ltd.	9,141	89,559
*	McPherson's Ltd.	7,753	1,312
#*	Megaport Ltd.	15,584	114,645
*	Melbana Energy Ltd.	328,430	5,260
#*	Mesoblast Ltd. (MSB AU)	155,694	179,235
*	Metals X Ltd.	120,257	43,483
	Metcash Ltd.	121,521	250,305
#*	Metro Mining Ltd.	464,879	15,492
#*	Michael Hill International Ltd. (MHJ AU)	13,468	3,447
	Monadelphous Group Ltd.	13,437	138,949
	Monash IVF Group Ltd.	45,202	24,337
*	Mount Gibson Iron Ltd.	74,201	14,744
	Myer Holdings Ltd.	153,762	70,935
#	MyState Ltd.	21,573	53,887
*	Nanosonics Ltd.	8,841	27,147
	Navigator Global Investments Ltd.	36,502	40,915
	New Hope Corp. Ltd.	67,414	158,143
	nib holdings Ltd.	61,897	270,035
#	Nick Scali Ltd.	8,901	101,363
	Nickel Industries Ltd.	202,184	73,013
	Nine Entertainment Co. Holdings Ltd.	175,251	160,611
	Northern Star Resources Ltd.	24,231	297,646
#*	Novonix Ltd.	30,011	8,189
	NRW Holdings Ltd.	72,942	126,429
	Nufarm Ltd.	59,509	146,920
*	Nuix Ltd.	30,545	47,637
	Objective Corp. Ltd.	2,833	28,399
*	OFX Group Ltd.	52,215	37,857
*	OM Holdings Ltd.	27,595	5,723
*	Omni Bridgeway Ltd.	38,201	35,718
	oOh!media Ltd.	67,577	66,207
#*	Ora Banda Mining Ltd.	50,413	32,213
	Orora Ltd.	162,854	188,686
#	Pacific Current Group Ltd.	4,674	33,220
#*	Paladin Energy Ltd.	40,456	150,944
*	Pantoro Gold Ltd.	25,406	47,357
#*	Paragon Care Ltd.	37,058	9,968
	Peet Ltd.	49,105	44,710
		Shares	Value»
AUSTRALIA — (Continued)
#*	PeopleIN Ltd.	8,094	$3,958
#	Pepper Money Ltd.	12,817	12,046
	Perenti Ltd.	126,654	110,767
#	Perpetual Ltd.	11,636	123,614
	Perseus Mining Ltd.	175,799	376,774
*	PEXA Group Ltd.	18,151	139,853
#	Platinum Asset Management Ltd.	75,324	27,433
*	PPK Mining Equipment Group Pty. Ltd.	3,365	0
	Praemium Ltd.	49,756	23,675
#	Premier Investments Ltd.	8,689	115,740
#	Propel Funeral Partners Ltd.	12,550	41,535
#	PWR Holdings Ltd.	10,527	46,144
	Ramelius Resources Ltd.	150,659	253,530
#*	ReadyTech Holdings Ltd.	3,553	4,790
#	Regal Partners Ltd.	4,358	5,242
	Regis Healthcare Ltd.	25,606	112,000
*	Regis Resources Ltd.	108,475	313,611
	Reject Shop Ltd.	1,897	7,919
	Reliance Worldwide Corp. Ltd.	98,851	265,739
*	Resolute Mining Ltd.	375,540	122,590
#*	Retail Food Group Ltd.	11,865	13,297
	Ridley Corp. Ltd.	33,998	51,392
*	RPMGlobal Holdings Ltd.	21,479	37,892
*	Sandfire Resources Ltd.	52,892	336,863
*	Select Harvests Ltd.	24,913	81,668
	Servcorp Ltd.	6,297	20,358
	Service Stream Ltd.	91,018	109,010
#*	Seven West Media Ltd.	118,278	10,585
#*	Silver Mines Ltd.	106,873	7,542
	Sims Ltd. (SGM AU)	22,887	213,627
	SmartGroup Corp. Ltd.	17,827	89,399
	Solvar Ltd.	30,308	31,443
	Southern Cross Electrical Engineering Ltd.	24,152	28,965
#*	Southern Cross Media Group Ltd.	48,316	20,634
*††	SpeedCast International Ltd.	29,981	0
	SRG Global Ltd.	53,328	44,138
#*	St Barbara Ltd.	175,279	32,529

43

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Stanmore Resources Ltd.	34,360	$42,679
*	Star Entertainment Group Ltd.	314,195	20,880
*††	Strandline Resources Ltd.	109,918	1,267
*	Strickland Metals Ltd.	41,036	2,390
#*	Strike Energy Ltd.	242,526	26,440
	Super Retail Group Ltd.	22,153	189,991
*	Superloop Ltd.	103,226	165,085
#*	Syrah Resources Ltd.	31,685	5,070
	Tabcorp Holdings Ltd.	304,304	108,460
	Ten Sixty Four Ltd.	15,386	1,084
#	Terracom Ltd.	76,351	3,038
*	Tuas Ltd.	28,835	104,132
#*	Tyro Payments Ltd.	66,050	34,184
	Ventia Services Group Pty. Ltd.	81,333	220,208
Ω	Viva Energy Group Ltd.	117,816	129,542
*	Vulcan Energy Resources Ltd.	10,002	31,184
	Wagners Holding Co. Ltd.	8,025	9,540
*	WEB Travel Group Ltd.	52,612	144,675
*	Webjet Group Ltd.	52,612	21,551
*	West African Resources Ltd.	163,587	250,355
	Westgold Resources Ltd.	97,040	184,349
	Whitehaven Coal Ltd.	86,678	277,260
	XRF Scientific Ltd.	12,216	11,976
#*	Zip Co. Ltd.	263,619	295,323
TOTAL AUSTRALIA			19,903,124
AUSTRIA — (1.5%)
	Addiko Bank AG	2,352	52,746
	Agrana Beteiligungs AG	2,144	28,883
*	ams-OSRAM AG	1,204	10,691
	ANDRITZ AG	8,743	628,269
#*	AT&S Austria Technologie & Systemtechnik AG	1,597	25,861
Ω	BAWAG Group AG	14,787	1,620,774
	CA Immobilien Anlagen AG	4,798	129,895
*	CPI Europe AG	5,377	106,371
*	DO & Co. AG	904	144,403
*	Eurotelesites AG	4,310	24,473
	EVN AG	5,162	135,086
	Fabasoft AG	270	5,266
		Shares	Value»
AUSTRIA — (Continued)
*	FACC AG	2,374	$18,863
*	Immofinanz AG (IIA AV)	10,232	0
*	Kapsch TrafficCom AG	757	5,590
	Kontron AG	6,182	150,223
*	Lenzing AG	1,793	56,389
	Mayr Melnhof Karton AG	535	49,569
	Oesterreichische Post AG	3,173	106,977
	Palfinger AG	2,888	94,130
*	POLYTEC Holding AG	1,603	5,257
	Porr AG	3,029	106,062
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	49,673
	Semperit AG Holding	1,873	27,738
	Strabag SE (STR AV)	1,201	105,367
	Telekom Austria AG	19,108	201,854
*	UBM Development AG	812	17,783
	UNIQA Insurance Group AG	16,266	188,485
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,745	178,121
	voestalpine AG	21,274	560,614
	Wienerberger AG	13,034	457,648
	Zumtobel Group AG	6,897	36,171
TOTAL AUSTRIA			5,329,232
BELGIUM — (1.6%)
	Ackermans & van Haaren NV	2,922	714,684
	Ageas SA	6,236	391,098
*	AGFA-Gevaert NV	20,629	21,427
*	Atenor	3,090	10,230
	Azelis Group NV	8,879	137,581
	Barco NV	8,285	113,362
	Bekaert SA	4,681	180,623
#*Ω	Biocartis Group NV	5,650	0
#	bpost SA	14,476	23,215
	Cie d'Entreprises CFE	891	7,771
#	CMB Tech NV	3,222	30,641
	Colruyt Group NV	6,945	333,969
	Deceuninck NV	10,393	25,225
	Deme Group NV	1,159	173,730
	D'ieteren Group	1,174	234,449
	Econocom Group SA NV	14,168	29,381

44

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#	Elia Group SA	4,212	$456,663
	EVS Broadcast Equipment SA	1,783	74,586
	Fagron	8,950	208,634
*	Galapagos NV (GLPG BB)	4,331	117,934
	Gimv NV	3,146	141,664
	Greenyard NV	2,745	22,196
*	Hyloris Pharmaceuticals SA	768	5,088
#*	Immobel SA	570	11,697
#	Ion Beam Applications	3,161	37,657
	Jensen-Group NV	507	24,675
#	Kinepolis Group NV	1,476	50,877
	Lotus Bakeries NV	36	346,143
	Melexis NV	2,453	147,201
*	Nyxoah SA	1,031	6,330
*	Ontex Group NV	11,107	91,180
*	Orange Belgium SA	2,344	40,072
	Proximus SADP	13,464	103,412
	Recticel SA	4,388	53,135
	Sipef NV	638	46,394
#	Solvay SA	13,537	512,274
	Tessenderlo Group SA	2,766	81,876
	Umicore SA	13,240	120,352
*	Unifiedpost Group SA	1,279	4,825
	Van de Velde NV	1,093	40,893
	VGP NV	1,471	136,106
	Viohalco SA	9,200	57,248
#*Ω	X-Fab Silicon Foundries SE	8,082	45,065
TOTAL BELGIUM			5,411,563
CANADA — (9.8%)
#*	5N Plus, Inc.	13,400	64,541
	Acadian Timber Corp.	1,400	17,538
	ADENTRA, Inc.	2,654	51,998
	ADF Group, Inc.	3,600	15,877
*	Advantage Energy Ltd.	23,981	170,299
	Aecon Group, Inc.	8,991	105,262
	Africa Oil Corp.	44,613	58,250
#	Ag Growth International, Inc.	2,667	64,266
	AGF Management Ltd., Class B	7,345	54,664
#*	Aimia, Inc.	12,133	22,883
#*	Air Canada	13,409	135,880
#	AirBoss of America Corp.	2,200	6,224
		Shares	Value»
CANADA — (Continued)
	Alaris Equity Partners Income	2,438	$34,273
	Algoma Central Corp.	1,600	17,873
	Algoma Steel Group, Inc. (ASTL US)	1,500	7,673
#	Algonquin Power & Utilities Corp. (AQN CN)	16,126	86,912
#	Algonquin Power & Utilities Corp. (AQN US)	55,601	299,133
*	Allied Gold Corp.	11,600	46,700
	Altius Minerals Corp.	4,400	86,462
#	Altus Group Ltd.	5,400	201,100
	Amerigo Resources Ltd.	14,600	18,322
	Andlauer Healthcare Group, Inc.	1,777	68,961
	Andrew Peller Ltd., Class A	4,300	13,942
*	Aritzia, Inc.	17,018	598,580
*	Ascot Resources Ltd.	51,004	4,625
	Atco Ltd., Class I	10,207	383,744
*	Athabasca Oil Corp.	76,206	250,961
#*	ATS Corp. (ATS CN)	8,214	206,989
	Aura Minerals, Inc.	3,800	78,558
#*	Aurora Cannabis, Inc. (ACB US)	651	3,020
#*	AutoCanada, Inc.	2,934	33,179
	B2Gold Corp. (BTG US)	116,197	361,373
	B2Gold Corp. (BTO CN)	66,072	206,565
	Badger Infrastructure Solution	3,509	99,981
#*	Ballard Power Systems, Inc. (BLDP US)	9,371	11,433
*	Bausch Health Cos., Inc. (BHC US)	36,335	192,576
#	Baytex Energy Corp.	85,820	132,596
	Birchcliff Energy Ltd.	37,934	154,917
	Bird Construction, Inc.	10,860	166,295
#*	Bitfarms Ltd.	25,749	25,768
	Black Diamond Group Ltd.	6,496	38,356
	BMTC Group, Inc.	850	7,245
*	Bombardier, Inc. (BBD/A CN), Class A	200	13,296
#*	Bombardier, Inc. (BBD/B CN), Class B	2,941	194,388

45

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Bonterra Energy Corp.	3,035	$6,979
	Boralex, Inc., Class A	12,043	267,486
	Boyd Group Services, Inc.	2,153	309,222
#*	Bragg Gaming Group, Inc.	2,243	8,770
	Brookfield Infrastructure Corp., Class A	4,748	177,765
	BRP, Inc. (DOOO US)	2,021	68,492
*	Calfrac Well Services Ltd.	3,300	7,923
	Calian Group Ltd.	1,900	65,575
	Canaccord Genuity Group, Inc.	12,896	79,045
*	Canacol Energy Ltd.	3,610	7,777
#*	Canada Goose Holdings, Inc. (GOOS US)	5,272	44,074
	Canadian Tire Corp. Ltd., Class A	2,258	247,125
*	Canfor Corp.	15,300	146,164
#	Capital Power Corp.	17,199	652,978
*	Capstone Copper Corp.	83,957	404,377
#	Cardinal Energy Ltd.	18,431	76,741
*	CareRx Corp.	3,200	6,639
	Cascades, Inc.	18,429	118,039
*	Celestica, Inc. (CLS CN)	5,981	510,333
#*	Celestica, Inc. (CLS US)	419	35,762
	Centerra Gold, Inc.	26,068	174,533
	CES Energy Solutions Corp.	36,901	162,743
	China Gold International Resources Corp. Ltd. (CGG CN)	43,400	271,053
	CI Financial Corp.	22,591	512,091
*	Cineplex, Inc.	5,627	40,286
#*	Cipher Pharmaceuticals, Inc.	900	8,826
#	Cogeco Communications, Inc.	2,100	103,279
	Cogeco, Inc.	800	37,209
	Colliers International Group, Inc. (CIGI US)	262	31,275
		Shares	Value»
CANADA — (Continued)
	Computer Modelling Group Ltd.	13,544	$78,104
	Corby Spirit & Wine Ltd.	1,800	19,912
#*	Cronos Group, Inc. (CRON US)	35,986	67,654
*	Culico Metals, Inc.	4,634	420
	Definity Financial Corp.	7,934	396,009
#*	Denison Mines Corp. (DML CN)	49,917	71,693
*	Denison Mines Corp. (DNN US)	14,027	19,778
#	dentalcorp Holdings Ltd.	3,911	23,859
	Dexterra Group, Inc.	6,209	38,645
*	Docebo, Inc.	607	19,012
#	Doman Building Materials Group Ltd.	9,452	47,171
	Dominion Lending Centres, Inc.	1,800	10,380
*	Dorel Industries, Inc., Class B	3,700	4,455
	DREAM Unlimited Corp., Class A	4,525	62,397
	Dundee Precious Metals, Inc.	28,117	368,544
	Dye & Durham Ltd.	6,092	39,506
	Dynacor Group, Inc.	4,900	16,883
	E-L Financial Corp. Ltd.	204	200,093
#*	Eldorado Gold Corp. (EGO US)	8,595	161,930
*	Eldorado Gold Corp. (ELD CN)	27,134	510,555
#*	Endeavour Silver Corp. (EDR CN)	16,100	58,393
*	Endeavour Silver Corp. (EXK US)	18,844	68,592
	Enerflex Ltd. (EFX CN)	14,336	93,799
	Enerflex Ltd. (EFXT US)	3,811	24,962
#*	Energy Fuels, Inc.	5,331	24,244
	Enghouse Systems Ltd.	5,890	107,025
*	Ensign Energy Services, Inc.	15,950	20,825
#	EQB, Inc.	4,386	303,228
#*	Equinox Gold Corp. (EQX CN)	9,887	66,483

46

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Equinox Gold Corp. (EQX US)	55,611	$372,594
#*	ERO Copper Corp. (ERO CN)	8,789	109,783
*	ERO Copper Corp. (ERO US)	6,844	85,345
	Evertz Technologies Ltd.	5,502	43,781
#	Exchange Income Corp.	3,043	111,822
	Exco Technologies Ltd.	4,600	19,019
	Extendicare, Inc.	10,110	101,203
	Fiera Capital Corp.	11,800	54,181
	Finning International, Inc.	19,206	542,076
*	Firan Technology Group Corp.	3,100	20,238
	Firm Capital Mortgage Investment Corp.	4,900	42,083
	First Majestic Silver Corp. (AG US)	44,866	280,861
	First Majestic Silver Corp. (FR CN)	14,299	89,304
#*	First Mining Gold Corp.	27,500	3,291
#	First National Financial Corp.	2,280	61,920
#*	Fortuna Mining Corp. (FSM US)	19,034	118,963
*	Fortuna Mining Corp. (FVI CN)	30,193	188,348
#	Freehold Royalties Ltd.	19,895	164,661
	Frontera Energy Corp.	6,237	22,530
*	Galiano Gold, Inc.	12,801	17,364
	Gamehost, Inc.	2,000	14,420
*	GDI Integrated Facility Services, Inc.	1,900	43,290
	Gibson Energy, Inc.	20,295	319,308
	goeasy Ltd.	1,736	196,002
*	GoGold Resources, Inc.	41,158	52,843
*	GoldMoney, Inc.	1,360	7,872
*	Gran Tierra Energy, Inc. (GTE CN)	3,391	15,054
*	Greenfire Resources Ltd.	4,020	18,733
	Guardian Capital Group Ltd., Class A	2,850	83,209
*	Haivision Systems, Inc.	3,200	9,424
		Shares	Value»
CANADA — (Continued)
	Hammond Power Solutions, Inc.	1,609	$107,142
*††	Hanfeng Evergreen, Inc.	2,400	0
	Headwater Exploration, Inc.	37,063	150,553
	High Liner Foods, Inc.	2,300	28,262
*	HLS Therapeutics, Inc.	2,903	8,928
	Hudbay Minerals, Inc. (HBM CN)	40,440	294,218
	Hudbay Minerals, Inc. (HBM US)	8,865	64,449
#*	IAMGOLD Corp. (IAG US)	48,212	341,341
*	IAMGOLD Corp. (IMG CN)	56,196	398,255
*	Imperial Metals Corp.	9,700	24,486
	Information Services Corp.	2,000	38,706
	Innergex Renewable Energy, Inc.	19,019	187,348
	InPlay Oil Corp.	1,317	6,647
*	Interfor Corp.	7,278	70,109
*	International Petroleum Corp. (IPCO CN)	614	8,178
#*	International Petroleum Corp. (IPCO SS)	10,960	149,764
Ω	Jamieson Wellness, Inc.	5,148	119,308
*	Journey Energy, Inc.	2,400	2,315
*	K92 Mining, Inc.	26,045	239,555
	K-Bro Linen, Inc.	1,500	38,093
*	Kelt Exploration Ltd.	27,188	110,243
*	Kinaxis, Inc.	286	38,618
*	Knight Therapeutics, Inc.	9,116	40,204
	KP Tissue, Inc.	700	4,057
	Labrador Iron Ore Royalty Corp.	8,600	186,273
#*	Largo, Inc. (LGO CN)	1,753	2,696
	Lassonde Industries, Inc., Class A	500	75,170
	Laurentian Bank of Canada	6,900	136,939
	Leon's Furniture Ltd.	3,400	56,724
#*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	13,699

47

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Lightspeed Commerce, Inc. (LSPD US)	16,087	$157,653
	Linamar Corp.	5,605	205,685
*	Lucara Diamond Corp.	52,607	13,356
	Lundin Gold, Inc.	14,886	607,167
#	MAG Silver Corp.	2,453	38,169
	Magellan Aerospace Corp.	2,400	23,676
	Mainstreet Equity Corp.	600	81,034
*	Major Drilling Group International, Inc.	13,573	85,853
*	Mandalay Resources Corp.	11,377	44,399
	Maple Leaf Foods, Inc.	11,125	203,601
*	Marimaca Copper Corp.	700	2,453
	Martinrea International, Inc.	4,010	21,350
*	Mattr Corp.	9,142	63,131
*	MDA Space Ltd.	20,089	392,133
	Medical Facilities Corp.	5,100	53,826
#	MEG Energy Corp.	23,301	326,883
	Melcor Developments Ltd.	2,200	19,294
	Methanex Corp. (MEOH US)	8,464	264,839
	Morguard Corp.	700	58,895
	MTY Food Group, Inc.	3,000	94,378
	Mullen Group Ltd.	12,988	123,511
	Neo Performance Materials, Inc.	3,936	32,005
*	New Gold, Inc. (NGD CN)	90,970	362,270
*	New Gold, Inc. (NGD US)	23,331	92,857
*	New Pacific Metals Corp.	4,600	5,474
*	NFI Group, Inc.	8,237	69,309
	North American Construction Group Ltd. (NOA CN)	3,900	59,408
	North West Co., Inc.	6,881	276,019
	Northland Power, Inc.	28,868	392,208
*	NuVista Energy Ltd.	20,260	172,679
*	Obsidian Energy Ltd. (OBE US)	12,119	51,021
	OceanaGold Corp.	107,853	381,781
	Onex Corp.	5,718	404,856
		Shares	Value»
CANADA — (Continued)
*	Orezone Gold Corp.	16,500	$13,285
#*	Organigram Global, Inc.	5,700	6,612
#*	Orla Mining Ltd. (OLA CN)	9,460	104,166
*	Orla Mining Ltd. (ORLA US)	17,153	188,683
#	Osisko Gold Royalties Ltd. (OR CN)	10,706	256,584
	Osisko Gold Royalties Ltd. (OR US)	9,539	229,222
#	Paramount Resources Ltd., Class A	10,792	122,516
	Parex Resources, Inc.	9,969	80,267
	Parkland Corp.	16,376	412,548
	Pason Systems, Inc.	13,302	105,945
*	Perpetua Resources Corp.	3,100	45,663
	Pet Valu Holdings Ltd.	5,347	110,966
#	Peyto Exploration & Development Corp.	23,340	292,216
	PHX Energy Services Corp.	5,500	30,201
*	Pieridae Energy Ltd.	4,300	1,061
#	Pine Cliff Energy Ltd.	23,500	9,375
	Pizza Pizza Royalty Corp.	4,000	41,491
	Polaris Renewable Energy, Inc.	3,600	31,258
	Pollard Banknote Ltd.	1,800	26,740
	PrairieSky Royalty Ltd.	29,509	496,811
#*	Precision Drilling Corp. (PD CN)	1,930	80,729
*	Precision Drilling Corp. (PDS US)	133	5,549
	Premium Brands Holdings Corp.	6,089	346,233
#	Propel Holdings, Inc.	1,946	38,141
	Pulse Seismic, Inc.	6,700	12,685
*	Quarterhill, Inc.	23,309	23,840
	Quebecor, Inc., Class B	14,096	386,704
*	Real Matters, Inc.	194	846
*	RF Capital Group, Inc.	155	930
	Richelieu Hardware Ltd.	6,969	164,848
	Rogers Sugar, Inc.	12,650	51,844
	Russel Metals, Inc.	8,650	250,979
	Sandstorm Gold Ltd. (SAND US)	31,304	272,345

48

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Sandstorm Gold Ltd. (SSL CN)	4,373	$38,033
*	Sangoma Technologies Corp.	3,500	19,650
*	Saturn Oil & Gas, Inc.	2,049	2,289
	Savaria Corp.	8,482	106,809
#*	Seabridge Gold, Inc. (SA US)	8,288	103,020
#*	Seabridge Gold, Inc. (SEA CN)	3,058	37,998
	Secure Waste Infrastructure Corp.	43,669	415,910
	Sienna Senior Living, Inc.	9,677	118,839
*	Sierra Metals, Inc.	5,800	4,670
*	Source Energy Services Ltd.	1,200	7,904
*	Spartan Delta Corp.	12,672	24,818
Ω	Spin Master Corp.	5,200	91,960
	Sprott, Inc. (SII CN)	2,798	147,019
	Sprott, Inc. (SII US)	300	15,753
*	SSR Mining, Inc. (SSRM CN)	23,362	248,764
*	SSR Mining, Inc. (SSRM US)	1,383	14,715
	Stella-Jones, Inc.	9,209	451,566
*Ω	STEP Energy Services Ltd.	6,600	18,671
	StorageVault Canada, Inc.	7,537	20,611
#	Strathcona Resources Ltd.	924	16,510
#*	SunOpta, Inc. (SOY CN)	1,950	8,487
*	SunOpta, Inc. (STKL US)	8,138	35,156
	Superior Plus Corp.	17,264	86,658
	Supremex, Inc.	5,800	16,198
	Surge Energy, Inc.	12,731	43,126
	Sylogist Ltd.	3,100	19,136
	Tamarack Valley Energy Ltd.	60,509	156,693
*	Taseko Mines Ltd. (TKO CN)	35,100	79,692
*	Telesat Corp.	700	10,907
	TELUS Corp.	3,749	57,706
*	Tenaz Energy Corp.	1,000	11,396
*	TerrAscend Corp.	9,000	4,048
	TerraVest Industries, Inc.	1,574	164,056
#*	Tidewater Midstream & Infrastructure Ltd.	35,300	7,170
		Shares	Value»
CANADA — (Continued)
#	Timbercreek Financial Corp.	9,652	$48,449
	Topaz Energy Corp.	7,952	132,841
*	Torex Gold Resources, Inc.	14,210	460,232
	Total Energy Services, Inc.	6,761	43,449
*	Touchstone Exploration, Inc.	7,300	1,933
#	TransAlta Corp.	11,303	100,710
	TransAlta Corp.	29,463	262,658
#*	Transat AT, Inc.	3,900	4,300
	Transcontinental, Inc., Class A	11,725	159,894
*††	Trevali Mining Corp.	4,900	0
#	Trican Well Service Ltd.	34,374	100,983
	Triple Flag Precious Metals Corp. (TFPM CN)	3,438	71,349
	Triple Flag Precious Metals Corp. (TFPM US)	2,542	52,848
*	Trisura Group Ltd. (TSU CN)	5,900	161,987
*	Valeura Energy, Inc.	3,426	18,688
	Vecima Networks, Inc.	1,200	8,704
	Veren, Inc. (VRN CN)	8,600	50,904
#	Veren, Inc. (VRN US)	69,179	408,848
#	Vermilion Energy, Inc. (VET CN)	3,634	21,932
	Vermilion Energy, Inc. (VET US)	21,479	129,518
	VersaBank (VBNK CN)	1,500	16,636
	VersaBank (VBNK US)	1,000	11,080
*	VerticalScope Holdings, Inc.	2,200	7,500
*††	Victoria Gold Corp./Vancouver	1,082	141
*	Viemed Healthcare, Inc.	4,100	28,987
*	Vitalhub Corp.	7,448	60,779
*	Well Health Technologies Corp.	21,454	61,626
*	Wesdome Gold Mines Ltd.	22,185	272,927
*	Western Copper & Gold Corp.	4,800	5,304
*	Westgold Resources Ltd.	38,991	74,384

49

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Westshore Terminals Investment Corp.	4,442	$82,067
#	Whitecap Resources, Inc.	72,678	412,262
	Winpak Ltd.	4,600	142,511
*	Yangarra Resources Ltd.	8,100	4,994
	Yellow Pages Ltd.	1,091	8,009
††	Zenith Capital Corp.	1,300	95
TOTAL CANADA			33,930,315
DENMARK — (2.5%)
*	ALK-Abello AS	21,029	490,196
	Alm Brand AS	115,559	273,816
	Ambu AS, Class B	27,639	498,898
*	Bang & Olufsen AS	14,001	27,635
*	Bavarian Nordic AS	11,722	278,706
#*	Better Collective AS	5,192	68,332
#	cBrain AS	905	23,492
	Chemometec AS	2,221	160,019
	Columbus AS	16,517	29,549
	D/S Norden AS	2,740	74,616
*	Demant AS	3,279	119,411
*	Dfds AS	3,214	44,698
	FLSmidth & Co. AS	7,332	347,113
	Fluegger Group AS	86	4,134
	Foroya Banki P	552	14,717
#*	GN Store Nord AS	13,261	200,218
	H Lundbeck AS (HLUNA DC), Class A	4,743	19,590
	H Lundbeck AS (HLUNB DC)	34,629	165,717
*	H&H International AS, Class B	2,539	46,710
	ISS AS	20,273	508,679
#	Jeudan AS	1,628	48,748
	Jyske Bank AS	5,926	486,041
	Matas AS	5,454	112,567
*	Napatech AS	2,111	3,922
*Ω	Netcompany Group AS	5,022	226,713
*	Nilfisk Holding AS	2,589	34,303
*	NKT AS	8,648	704,137
*Ω	NNIT AS	1,779	19,572
*	North Media AS	1,083	6,001
*	NTG Nordic Transport Group AS	911	34,628
	Per Aarsleff Holding AS	2,658	214,158
	Ringkjoebing Landbobank AS	3,553	679,319
	Rockwool AS, Class A	2,410	109,890
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS, Class B	7,320	$334,159
	Royal Unibrew AS	6,337	503,905
*	RTX AS	1,054	9,995
Ω	Scandinavian Tobacco Group AS	6,629	96,489
	Schouw & Co. AS	1,656	150,944
	Solar AS, Class B	312	12,012
	SP Group AS	1,779	72,900
*	Spar Nord Bank AS	9,335	299,565
	Sparekassen Sjaelland-Fyn AS	2,633	113,793
	Svitzer Group AS	350	14,677
	Sydbank AS	7,479	478,958
	TCM Group AS	1,034	12,246
	Tivoli AS	344	32,244
	UIE PLC	2,550	121,891
	Vestjysk Bank AS	58,653	38,269
*	Zealand Pharma AS	4,646	328,593
TOTAL DENMARK			8,696,885
FINLAND — (2.6%)
	Aktia Bank OYJ	7,233	81,999
	Alandsbanken Abp, Class B	379	15,768
	Alma Media OYJ	4,469	58,531
	Anora Group OYJ	5,909	21,997
	Aspo OYJ	2,685	15,836
	Atria OYJ	2,491	36,578
#	Bittium OYJ	4,078	31,692
#	Citycon OYJ	2,833	11,376
	Digia OYJ	2,833	21,413
	Elisa OYJ	11,400	608,167
#Ω	Enento Group OYJ	1,937	37,403
	eQ OYJ	761	8,792
	Finnair OYJ	15,156	40,978
	Fiskars OYJ Abp	4,519	75,088
	F-Secure OYJ	6,199	13,639
	Gofore OYJ	378	6,763
	Harvia OYJ	2,438	112,807
	Hiab OYJ	7,464	355,158
	HKFoods OYJ	1,550	2,056
	Huhtamaki OYJ	11,448	421,489
*	Incap OYJ	2,671	29,252
	Kalmar OYJ, Class B	4,700	148,900
#	Kamux Corp.	4,139	10,933
	Kemira OYJ	13,667	282,006
	Kesko OYJ (KESKOA FH), Class A	6,324	141,418
	Kesko OYJ (KESKOB FH), Class B	22,629	519,535
*	Kojamo OYJ	14,800	172,271
	Konecranes OYJ	9,746	652,963
#	Lassila & Tikanoja OYJ	4,594	49,271

50

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	Lindex Group OYJ	5,947	$17,849
	Mandatum OYJ	35,673	252,120
	Marimekko OYJ	4,640	64,167
	Metsa Board OYJ (METSB FH), Class B	10,758	39,277
#	Metso OYJ	41,220	447,884
#	Nokian Renkaat OYJ	14,728	117,158
	Olvi OYJ, Class A	1,985	74,428
#	Oma Saastopankki OYJ	486	5,020
	Oriola OYJ (OKDBV FH), Class B	22,579	27,972
	Orion OYJ (ORNAV FH), Class A	2,289	142,271
	Orion OYJ (ORNBV FH), Class B	13,734	859,907
#	Outokumpu OYJ	40,599	156,271
	Pihlajalinna OYJ	3,541	55,864
	Ponsse OYJ	1,180	36,247
	Puuilo OYJ	9,163	130,486
*	QT Group OYJ	1,767	115,300
	Raisio OYJ, Class V	14,595	40,680
*	Rapala VMC OYJ	3,058	4,507
	Revenio Group OYJ	2,457	76,849
	Sampo OYJ, Class A	37,355	373,095
	Sanoma OYJ	9,599	105,744
	Scanfil OYJ	1,067	10,527
	Stora Enso OYJ, Class R	34,300	318,592
	Taaleri PLC	2,682	21,771
#	Talenom OYJ	2,896	11,706
*	Teleste OYJ	1,530	5,073
Ω	Terveystalo OYJ	12,756	177,280
#	TietoEVRY OYJ	12,782	228,990
#	Tokmanni Group Corp.	6,513	102,761
	Vaisala OYJ, Class A	2,601	138,487
#	Valmet OYJ	20,218	617,338
#*	Verkkokauppa.com OYJ	1,520	4,727
#*	WithSecure OYJ	12,707	13,551
#*	YIT OYJ	25,055	73,126
TOTAL FINLAND			8,851,104
FRANCE — (5.0%)
*	74Software SA	1,525	58,838
#	ABC arbitrage	1,520	10,388
	AKWEL SADIR	1,182	9,893
*	Alstom SA	35,263	851,572
	Altamir	1,905	49,898
	Alten SA	3,219	272,853
	Arkema SA	5,952	452,504
#	Assystem SA	434	18,859
		Shares	Value»
FRANCE — (Continued)
	Aubay	557	$29,057
Ω	Ayvens SA	10,909	110,581
*	Bastide le Confort Medical	266	8,225
#	Beneteau SACA	5,853	53,549
	Boiron SA	776	21,361
#	Bonduelle SCA	2,134	19,959
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,423
	Carrefour SA	8,906	137,364
	Catana Group	3,304	12,743
	CBo Territoria	2,250	9,477
*	Cegedim SA	865	11,731
	Cie des Alpes	3,270	64,346
#*	Clariane SE	17,537	74,517
	Coface SA	23,658	484,912
*	DBV Technologies SA	1,409	2,554
	Derichebourg SA	13,913	95,704
	Edenred SE	8,919	278,156
*	Ekinops SAS	2,101	7,844
	Electricite de Strasbourg SA	132	20,882
*Ω	Elior Group SA	24,654	74,685
	Elis SA	24,685	633,641
	Equasens	558	24,606
	Eramet SA	1,705	94,539
	Esso SA Francaise	543	87,284
	Etablissements Maurel et Prom SA	13,796	71,016
	Eurazeo SE	8,112	593,146
#*	Eutelsat Communications SACA	19,197	78,398
	Exel Industries SA, Class A	184	7,350
	Fnac Darty SA (0QSH LI)	648	22,289
	Fnac Darty SA (FNAC FP)	1,685	58,669
*	Foraco International SA	7,800	10,071
	Forvia SE (FRVIA FP)	20,074	155,066
*	Gaumont SA	20	1,888
	Gaztransport Et Technigaz SA	6,431	1,048,271
	Getlink SE	13,652	259,227
	GL Events SACA	1,343	33,489
	Groupe Crit SA	446	34,411
	Guerbet	1,370	31,169
*	Haulotte Group SA	1,014	3,074

51

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	ID Logistics Group SACA	573	$258,089
	Imerys SA	5,683	189,836
#	Infotel SA	414	20,561
#	Interparfums SA	1,318	52,241
	Ipsen SA	676	78,621
	IPSOS SA	6,435	304,663
#	Jacquet Metals SACA	2,005	47,161
*	JCDecaux SE	7,386	128,548
	Kaufman & Broad SA	2,327	91,367
#*	La Francaise De L'energie SACA	358	11,753
Ω	La Francaise des Jeux SACA	12,972	462,376
	Laurent-Perrier	396	43,569
	Linedata Services	112	9,353
	LISI SA	1,065	33,349
	LNA Sante SA	809	21,060
#*	Lumibird	1,349	17,365
#Ω	Maisons du Monde SA	3,427	10,686
	Manitou BF SA	1,600	36,896
	Mersen SA	3,050	65,369
#	Metropole Television SA	2,785	43,760
#*	Nacon SA	1,747	971
	Nexans SA	6,055	665,192
#*	Nexity SA	5,490	57,565
	NRJ Group	2,200	16,575
	Oeneo SA	177	1,828
	Opmobility	5,205	58,334
*	OVH Groupe SAS	512	6,808
*	Pierre Et Vacances SA	9,298	14,582
	Quadient SA	4,783	90,537
	Remy Cointreau SA	1,544	83,706
	Rexel SA	29,590	822,118
	Robertet SA	63	58,432
	Rubis SCA	15,073	490,638
	Samse SACA	132	21,092
	Savencia SA	669	50,665
	SCOR SE	24,119	759,970
	SEB SA	3,602	339,773
	Seche Environnement SACA	536	55,294
*Ω	SMCP SA	4,479	16,147
	Societe BIC SA	3,290	212,868
	Societe LDC SADIR	668	57,986
	Sodexo SA	1,680	106,641
*	SOITEC	1,459	82,812
	Sopra Steria Group	2,094	429,351
	SPIE SA	18,212	892,617
	Stef SA	521	75,122
*	Synergie SE	1,041	35,990
#	Teleperformance SE	6,378	699,380
		Shares	Value»
FRANCE — (Continued)
#	Television Francaise 1 SA	5,827	$55,680
	TFF Group	598	14,174
#	Thermador Groupe	904	67,680
#	Tikehau Capital SCA	4,027	86,972
#	Trigano SA	1,245	147,901
*	Ubisoft Entertainment SA	10,592	124,798
	Valeo SE	26,631	264,477
#*	Vallourec SACA	36,664	677,647
Ω	Verallia SA	8,945	299,108
	Vetoquinol SA	312	26,362
	Vicat SACA	3,357	187,970
	VIEL & Cie SA	4,347	66,613
	Virbac SACA	253	89,199
*	Viridien	1,238	73,448
	Vivendi SE	119,229	371,811
#*	Voltalia SA	4,789	39,688
#	Wavestone	775	41,366
*Ω	Worldline SA	16,737	92,732
TOTAL FRANCE			17,348,722
GERMANY — (5.8%)
	1&1 AG	8,529	151,555
	7C Solarparken AG	8,665	19,777
	Adesso SE	441	48,981
	Adtran Networks SE	1,517	34,883
	AIXTRON SE	4,260	57,846
	All for One Group SE	283	18,187
	Allgeier SE	979	22,540
	AlzChem Group AG	1,350	174,217
	Amadeus Fire AG	781	66,393
	Atoss Software SE	1,398	210,156
	Aumann AG	723	11,672
	Aurubis AG	4,672	407,906
*Ω	Auto1 Group SE	1,613	38,756
#*	BayWa AG (BYW6 GR)	2,351	21,572
	Bechtle AG	10,363	442,113
	Bertrandt AG	899	19,406
	Bijou Brigitte AG	711	34,184
	Bilfinger SE	4,196	356,869
#	Borussia Dortmund GmbH & Co. KGaA	11,253	41,801
#*	BRANICKS Group AG	5,249	11,379
	Brenntag SE	6,053	404,243
	CANCOM SE (COK GR)	1,301	39,946
	Carl Zeiss Meditec AG	304	20,893
*	Ceconomy AG	28,741	102,142
	CENIT AG	1,323	12,409

52

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Cewe Stiftung & Co. KGaA	855	$98,875
*	CompuGroup Medical SE & Co. KGaA	3,969	98,918
	CTS Eventim AG & Co. KGaA	4,229	501,081
	Dermapharm Holding SE	2,329	101,744
*	Deutsche Beteiligungs AG	2,416	69,057
	Deutsche EuroShop AG	2,391	52,460
*Ω	Deutsche Pfandbriefbank AG	20,019	122,784
	Deutsche Wohnen SE	1,305	33,164
	Deutz AG	9,704	75,346
#*	Dr. Hoenle AG	579	5,621
	Draegerwerk AG & Co. KGaA	432	24,344
	Duerr AG	7,939	187,947
Ω	DWS Group GmbH & Co. KGaA	3,642	191,727
	Eckert & Ziegler SE	2,961	202,406
	Elmos Semiconductor SE	1,053	71,735
	ElringKlinger AG	4,625	25,819
	Energiekontor AG	348	16,764
	Evonik Industries AG	11,269	253,247
#*	Evotec SE	12,399	103,785
	Fielmann Group AG	3,979	226,106
	flatexDEGIRO AG	20,105	529,100
*	Formycon AG	431	11,366
#*	Fraport AG Frankfurt Airport Services Worldwide	5,454	361,445
	Freenet AG	17,397	723,421
	Friedrich Vorwerk Group SE	2,166	147,898
	FUCHS SE	4,442	170,763
	GEA Group AG	10,594	691,149
	Gerresheimer AG	5,211	353,554
	Gesco SE	1,167	21,322
	GFT Technologies SE	2,864	80,888
	Grenke AG	3,709	56,854
	H&R GmbH & Co. KGaA	1,853	8,559
	Hawesko Holding SE	351	9,881
*	Heidelberger Druckmaschinen AG	33,592	46,242
*	HelloFresh SE	19,635	204,456
	Hensoldt AG	10,729	831,163
		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	1,627	$183,179
	HUGO BOSS AG	8,152	340,014
	Indus Holding AG	1,977	55,694
	Init Innovation in Traffic Systems SE	627	27,916
Ω	Instone Real Estate Group SE	5,460	50,504
	IVU Traffic Technologies AG	1,884	40,080
	Jenoptik AG	8,541	170,519
Ω	JOST Werke SE	1,984	111,651
	K&S AG	18,643	325,169
	KION Group AG	10,002	425,645
	Kloeckner & Co. SE	4,004	32,228
#	Knaus Tabbert AG	655	9,806
*	Koenig & Bauer AG	2,538	46,963
	Krones AG	3,169	463,207
	KSB SE & Co. KGaA	31	29,748
	KWS Saat SE & Co. KGaA	1,789	112,883
	Lanxess AG	11,026	331,045
	LEG Immobilien SE	13,415	1,137,179
	Leifheit AG	1,317	32,451
#*	LPKF Laser & Electronics SE	1,120	10,425
*	Medios AG	2,144	28,472
	MLP SE	11,878	107,699
	Mutares SE & Co. KGaA	2,212	80,878
#*	Nagarro SE	902	64,305
#*	Nordex SE	11,357	212,641
	Norma Group SE	4,726	59,397
	Patrizia SE	7,041	59,052
*	Pentixapharm Holding AG	2,162	7,102
	Pfeiffer Vacuum Technology AG	72	12,685
	ProCredit Holding AG	2,799	32,165
	ProSiebenSat.1 Media SE	24,511	171,055
	Puma SE (PUM GR)	10,162	262,391
#*	PVA TePla AG	1,719	31,958
	Rational AG	53	45,476
	SAF-Holland SE	3,326	60,347
	Salzgitter AG	3,659	90,423
	Schaeffler AG	8,293	35,789
	Secunet Security Networks AG	206	48,036
#*	SFC Energy AG	590	15,305
#*	SGL Carbon SE	9,673	38,692
	Siltronic AG	2,576	104,742
	Sixt SE	1,909	181,495
	SMA Solar Technology AG	88	1,526

53

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Stabilus SE	3,527	$97,833
	STRATEC SE	981	26,691
	Stroeer SE & Co. KGaA	4,913	293,362
	Suedzucker AG	9,862	132,781
*	Surteco Group SE	1,107	20,135
	SUSS MicroTec SE	3,604	138,776
*	TAG Immobilien AG	37,543	611,235
	Takkt AG	5,920	51,134
*Ω	TeamViewer SE	18,141	278,695
	Technotrans SE	1,129	23,058
	thyssenkrupp AG	96,169	1,102,891
*	TUI AG	48,603	373,975
	United Internet AG	13,635	309,198
#	Verbio SE	2,874	33,920
	Vossloh AG	1,662	131,305
	Wacker Chemie AG	3,201	241,982
	Wacker Neuson SE	3,888	104,551
	Washtec AG	1,525	73,484
*	Westwing Group SE	396	3,443
	Wuestenrot & Wuerttembergische AG	4,248	68,421
*Ω	Zalando SE	18,572	678,180
	Zeal Network SE	360	18,341
TOTAL GERMANY			19,982,145
HONG KONG — (1.5%)
*	Aceso Life Science Group Ltd.	202,400	645
	Aeon Credit Service Asia Co. Ltd.	12,000	9,606
*	Allied Group Ltd.	206,000	40,127
	Analogue Holdings Ltd.	46,000	4,441
	APAC Resources Ltd.	13,099	1,865
*	Apollo Future Mobility Group Ltd.	20,600	2,717
	Asia Financial Holdings Ltd.	54,874	28,234
*	Asia Standard International Group Ltd.	98,940	4,064
	ASMPT Ltd.	19,200	129,168
	Associated International Hotels Ltd.	28,000	18,282
	Bank of East Asia Ltd.	122,374	168,257
	Bright Smart Securities & Commodities Group Ltd.	114,000	100,779
		Shares	Value»
HONG KONG — (Continued)
	Cafe de Coral Holdings Ltd.	42,000	$38,598
	Chen Hsong Holdings	30,000	5,298
	Chevalier International Holdings Ltd.	4,000	2,022
*	China Energy Development Holdings Ltd.	652,000	3,618
	China Motor Bus Co. Ltd.	2,400	17,474
*	China Star Entertainment Ltd.	180,000	36,494
*	Chinese Estates Holdings Ltd.	61,500	10,205
	Chow Sang Sang Holdings International Ltd.	49,000	48,021
*	Chuang's Consortium International Ltd.	100,000	4,495
	CITIC Telecom International Holdings Ltd.	196,000	59,625
#*	CK Life Sciences International Holdings, Inc.	182,000	21,163
*	C-Mer Medical Holdings Ltd.	52,000	11,320
#††	Convoy, Inc.	516,000	2,082
*	Cowell e Holdings, Inc.	20,000	57,476
Ω	Crystal International Group Ltd.	51,000	29,733
*	CSC Holdings Ltd.	1,321,250	3,231
*	CSI Properties Ltd.	1,203,358	25,978
	CTF Services Ltd.	179,000	169,516
	Dah Sing Banking Group Ltd.	52,928	57,034
	Dah Sing Financial Holdings Ltd.	17,806	65,013
	Dickson Concepts International Ltd.	14,500	12,822
	Eagle Nice International Holdings Ltd.	20,000	8,947
	EC Healthcare	47,000	3,868
††	EcoGreen International Group Ltd.	38,000	1,746
	Emperor International Holdings Ltd.	140,333	3,620
*	ENM Holdings Ltd.	144,000	4,632
*	Esprit Holdings Ltd.	195,875	2,475
Ω	ESR Group Ltd.	71,800	114,337

54

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	EuroEyes International Eye Clinic Ltd.	8,000	$2,886
	Fairwood Holdings Ltd.	10,500	6,960
	Far East Consortium International Ltd.	199,803	22,922
	First Pacific Co. Ltd.	272,000	183,020
*Ω	FIT Hon Teng Ltd.	153,000	38,411
*Ω	Frontage Holdings Corp.	90,000	13,457
	FSE Lifestyle Services Ltd.	14,000	9,967
	Giordano International Ltd.	160,000	30,804
	Glorious Sun Enterprises Ltd.	72,000	11,877
*††	Gold Financial Holdings Ltd.	88,000	0
*	GR Life Style Co. Ltd.	96,000	8,069
	Great Eagle Holdings Ltd.	28,630	47,860
	G-Resources Group Ltd.	42,950	35,021
	Guoco Group Ltd.	4,000	32,524
#	Guotai Junan International Holdings Ltd.	322,400	41,520
	Hang Lung Group Ltd.	90,000	129,193
	Hang Lung Properties Ltd.	157,458	129,138
*	Hanison Construction Holdings Ltd.	27,198	885
	Harbour Centre Development Ltd.	13,500	6,702
	HKBN Ltd.	100,500	65,696
*	HKR International Ltd.	100,386	11,192
	Hong Kong Ferry Holdings Co. Ltd.	23,000	12,422
*	Hong Kong Technology Venture Co. Ltd.	44,669	11,950
	Hongkong & Shanghai Hotels Ltd.	59,883	41,683
Ω	Honma Golf Ltd.	30,500	13,589
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	21,112
	Hysan Development Co. Ltd.	68,000	110,846
	IGG, Inc.	95,000	45,768
		Shares	Value»
HONG KONG — (Continued)
Ω	Impro Precision Industries Ltd.	88,000	$26,083
	International Housewares Retail Co. Ltd.	41,000	5,015
	Jacobson Pharma Corp. Ltd.	56,000	8,800
	Johnson Electric Holdings Ltd.	48,937	89,153
	K Wah International Holdings Ltd.	109,000	24,422
	Karrie International Holdings Ltd.	136,000	12,667
	Kerry Properties Ltd.	63,000	147,951
	KLN Logistics Group Ltd.	53,000	42,749
	Kowloon Development Co. Ltd.	45,515	17,634
*	Lai Sun Development Co. Ltd.	45,912	3,307
*	Lai Sun Garment International Ltd.	20,400	1,512
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	8,094
	Liu Chong Hing Investment Ltd.	30,000	15,582
	Luk Fook Holdings International Ltd.	34,000	74,192
	Man Wah Holdings Ltd.	158,000	83,967
*	MECOM Power & Construction Ltd.	159,750	2,463
#*	Melco International Development Ltd.	19,000	7,872
*††	MH Development NPV	40,000	0
	Miramar Hotel & Investment	21,000	24,569
	Modern Dental Group Ltd.	43,000	23,094
*	Mongolian Mining Corp.	48,000	39,656
*	NagaCorp Ltd.	144,547	61,398
*	New World Development Co. Ltd.	126,000	77,160
*††	NewOcean Energy Holdings Ltd.	110,000	0
#	Nissin Foods Co. Ltd.	28,000	24,089
	Oriental Watch Holdings	39,606	17,892

55

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Oshidori International Holdings Ltd.	700,200	$42,537
	Pacific Basin Shipping Ltd.	569,000	127,582
#	Pacific Textiles Holdings Ltd.	114,000	18,095
*	Paliburg Holdings Ltd.	26,000	1,359
	PAX Global Technology Ltd.	28,000	16,861
	PC Partner Group Ltd.	34,000	31,969
	PCCW Ltd.	234,286	156,188
	Perfect Medical Health Management Ltd.	60,000	16,726
	Pico Far East Holdings Ltd.	96,000	23,648
	Plover Bay Technologies Ltd.	40,000	27,366
*	Public Financial Holdings Ltd.	70,000	11,738
*	Regal Hotels International Holdings Ltd.	29,000	2,377
Ω	Regina Miracle International Holdings Ltd.	43,000	9,441
#	Sa Sa International Holdings Ltd.	124,000	9,376
	SEA Holdings Ltd.	40,046	7,088
#*	Shandong Hi-Speed Holdings Group Ltd.	41,000	33,530
	Shangri-La Asia Ltd.	116,000	64,977
*	Shun Tak Holdings Ltd.	190,000	13,702
	Singamas Container Holdings Ltd.	194,000	15,207
*	SJM Holdings Ltd.	252,499	70,441
	SmarTone Telecommunications Holdings Ltd.	43,000	23,549
*	Solomon Systech International Ltd.	200,000	10,025
	Soundwill Holdings Ltd.	4,000	4,206
	Stella International Holdings Ltd.	55,000	98,465
	Sun Hung Kai & Co. Ltd.	74,464	28,821
	SUNeVision Holdings Ltd.	89,000	74,414
	TAI Cheung Holdings Ltd.	37,000	14,084
		Shares	Value»
HONG KONG — (Continued)
*	Taung Gold International Ltd.	1,420,000	$13,002
*	Television Broadcasts Ltd.	43,600	17,379
	Texhong International Group Ltd.	35,000	15,239
	Texwinca Holdings Ltd.	112,000	8,268
#	Theme International Holdings Ltd.	380,000	19,102
*	Tongda Group Holdings Ltd.	780,000	7,543
	Town Health International Medical Group Ltd.	330,000	10,576
	Tradelink Electronic Commerce Ltd.	58,000	7,114
	Transport International Holdings Ltd.	29,901	34,732
	United Laboratories International Holdings Ltd.	105,000	188,167
*††	Untrade.Genting	186,000	0
	Upbest Group Ltd.	148,000	13,187
*	Value Partners Group Ltd.	150,000	26,269
	Vesync Co. Ltd.	10,000	7,182
	Vitasoy International Holdings Ltd.	80,000	103,073
	Viva Goods Co. Ltd.	296,000	13,708
#*	Vobile Group Ltd.	94,000	39,487
*Ω	VPower Group International Holdings Ltd.	25,119	983
	VSTECS Holdings Ltd.	79,600	61,288
	VTech Holdings Ltd.	18,300	122,942
*	Wai Kee Holdings Ltd.	52,000	3,905
*	Wang On Group Ltd.	260,000	736
*	Wealthink AI-Innovation Capital Ltd.	116,000	1,144
	Wing On Co. International Ltd.	14,000	20,684
	Wing Tai Properties Ltd.	56,000	10,503
	Wynn Macau Ltd.	107,200	71,365
#	Xinyi Glass Holdings Ltd.	119,322	111,719
	Yue Yuen Industrial Holdings Ltd.	93,000	133,520

56

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Yunfeng Financial Group Ltd.	54,000	$9,397
*	Zensun Enterprises Ltd.	48,000	537
#*	Zhaobangji Lifestyle Holdings Ltd.	192,000	3,421
TOTAL HONG KONG			5,283,767
IRELAND — (0.4%)
	C&C Group PLC	46,348	85,133
	Cairn Homes PLC	121,347	267,331
	Dalata Hotel Group PLC	15,666	89,789
	FBD Holdings PLC (FBD ID)	2,754	40,147
	FBD Holdings PLC (FBH LN)	1,308	19,115
	Glanbia PLC (GLB ID)	20,272	262,425
*Ω	Glenveagh Properties PLC	39,389	73,825
	Grafton Group PLC, CDI	30,552	369,834
	Greencore Group PLC	94,282	232,489
	Irish Continental Group PLC (IR5B ID)	11,766	69,629
	Kenmare Resources PLC	255	1,371
*	Permanent TSB Group Holdings PLC	10,745	18,809
TOTAL IRELAND			1,529,897
ISRAEL — (1.2%)
*	Adgar Investment & Development Ltd.	8,764	10,272
*	Afcon Holdings Ltd.	210	10,692
*	AFI Properties Ltd.	1,537	77,741
	Africa Israel Residences Ltd.	738	48,826
*	Allot Ltd.	4,540	26,823
*	Alrov Properties & Lodgings Ltd.	854	45,684
	Analyst IMS Investment Management Services Ltd.	470	11,652
	Arad Ltd.	1,518	21,508
*	Ashdod Refinery Ltd.	1,014	16,657
		Shares	Value»
ISRAEL — (Continued)
	Atreyu Capital Markets Ltd.	808	$15,770
	Aura Investments Ltd.	6,043	31,687
	Automatic Bank Services Ltd.	4,774	29,516
	Ayalon Holdings Ltd.	1,192	16,317
	Azorim-Investment Development & Construction Co. Ltd.	16,240	74,831
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,342	179,602
	Blue Square Real Estate Ltd.	659	56,121
*	Brainsway Ltd. (BWAY IT)	2,003	8,986
*	Brainsway Ltd. (BWAY US), ADR	1,000	8,670
	Carasso Motors Ltd.	3,945	30,383
*	Cellcom Israel Ltd. (CEL IT)	5,444	34,474
*	Cellcom Israel Ltd. (CELJF US)	4,034	26,463
#*	Compugen Ltd.	12,706	18,309
	Danel Adir Yeoshua Ltd.	595	64,305
	Danya Cebus Ltd.	645	18,609
*	Delek Automotive Systems Ltd.	3,967	28,587
	Delta Galil Ltd.	722	34,045
	Diplomat Holdings Ltd.	914	10,520
	Direct Finance of Direct Group 2006 Ltd.	145	21,582
*	Dor Alon Energy in Israel 1988 Ltd.	633	20,491
*	Doral Group Renewable Energy Resources Ltd.	13,774	45,848
	Duniec Brothers Ltd.	389	23,462
	Electra Consumer Products 1970 Ltd.	1,425	39,245
	Electra Real Estate Ltd.	1,503	18,652
#*	Electreon Wireless Ltd.	448	9,800
*	Ellomay Capital Ltd.	458	6,670
*	Equital Ltd.	1,612	60,482
	FMS Enterprises Migun Ltd.	605	29,187

57

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Formula Systems 1985 Ltd. (FORTY IT)	325	$28,695
	Fox Wizel Ltd.	738	62,072
*	Gilat Satellite Networks Ltd.	2,237	14,190
*	Hagag Group Real Estate Development	1,534	7,053
*	Hamat Group Ltd.	1,543	5,672
	Hilan Ltd.	795	50,757
	IDI Insurance Co. Ltd.	960	44,958
*	IES Holdings Ltd.	375	22,343
	Ilex Medical Ltd.	584	9,676
	Inrom Construction Industries Ltd.	12,208	51,167
	Isracard Ltd.	23,531	110,814
	Israel Canada TR Ltd.	10,812	35,193
	Israel Shipyards Industries Ltd.	655	23,704
	Isras Investment Co. Ltd.	192	41,407
	Issta Ltd.	1,352	30,965
	Kamada Ltd. (KMDA IT)	3,545	23,081
	Kardan Real Estate Enterprise & Development Ltd.	14,081	20,631
	Kerur Holdings Ltd.	747	16,035
	Klil Industries Ltd.	43	2,395
	Kvutzat Acro Ltd.	1,993	26,941
	Lahav L.R. Real Estate Ltd.	6,763	8,803
	Land Development Nimrodi Group Ltd.	2,893	22,732
	Lapidoth Capital Ltd.	1,304	22,480
	M Yochananof & Sons Ltd.	507	34,289
	Magic Software Enterprises Ltd. (MGIC IT)	2,800	38,724
*	Malam - Team Ltd.	1,290	26,353
	Max Stock Ltd.	6,828	26,089
	Maytronics Ltd.	3,730	4,218
	Mediterranean Towers Ltd.	10,111	30,613
	Mega Or Holdings Ltd.	3,618	123,019
	Meitav Investment House Ltd.	4,797	61,801
	MENIF - Financial Services Ltd.	2,666	13,599
		Shares	Value»
ISRAEL — (Continued)
*	Meshek Energy Renewable Energies Ltd.	24,168	$18,763
#	Meshulam Levinstein Contracting & Engineering Ltd.	236	25,055
	Mivtach Shamir Holdings Ltd.	1,009	69,847
	Nawi Group Ltd.	3,445	47,008
*	Nayax Ltd.	560	23,511
	Neto Malinda Trading Ltd.	862	26,074
*	Neto ME Holdings Ltd.	211	9,783
	Novolog Ltd.	34,768	14,485
	Oil Refineries Ltd.	269,871	67,758
	One Software Technologies Ltd.	4,143	78,270
*	OY Nofar Energy Ltd.	1,367	31,995
	Palram Industries 1990 Ltd.	2,023	43,045
	Partner Communications Co. Ltd.	18,545	123,207
	Paz Retail & Energy Ltd.	223	31,461
*	Perion Network Ltd.	460	4,342
	Plasson Industries Ltd.	468	25,681
	Plus500 Ltd.	13,198	541,016
	Polyram Plastic Industries Ltd.	5,234	14,195
	Prashkovsky Investments & Construction Ltd.	987	25,434
*	Priortech Ltd.	1,206	48,994
	Qualitau Ltd.	593	33,307
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	77,735
*	Rani Zim Shopping Centers Ltd.	3,920	4,783
	Retailors Ltd.	1,080	22,291
	Sano-Brunos Enterprises Ltd.	278	24,606
*	Scope Metals Group Ltd.	872	30,140
*	Shikun & Binui Soltec Renewable Energy	13,371	8,661
	Summit Real Estate Holdings Ltd.	4,733	69,816
	Tadiran Group Ltd.	324	17,988

58

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
Ω	Tamar Petroleum Ltd.	7,885	$74,504
*	TAT Technologies Ltd.	738	20,339
	Tel Aviv Stock Exchange Ltd.	10,261	126,162
	Telsys Ltd.	225	10,593
	Tiv Taam Holdings 1 Ltd.	7,339	15,424
	Turpaz Industries Ltd.	2,865	20,882
*	Veridis Environment Ltd.	3,463	22,341
	Victory Supermarket Chain Ltd.	648	7,752
	YD More Investments Ltd.	996	4,430
TOTAL ISRAEL			4,134,616
ITALY — (4.4%)
	A2A SpA	261,372	664,739
	ACEA SpA	5,746	134,989
*	Aeffe SpA	7,022	4,816
	Amplifon SpA	9,628	184,270
#*	Aquafil SpA	3,880	5,510
	Arnoldo Mondadori Editore SpA	22,214	54,067
	Ascopiave SpA	13,216	49,459
	Avio SpA	1,784	38,771
	Azimut Holding SpA	14,290	397,106
	Banca Generali SpA	7,319	434,219
	Banca IFIS SpA	3,794	95,063
	Banca Monte dei Paschi di Siena SpA	152,464	1,289,354
	Banca Popolare di Sondrio SpA	70,355	881,610
#	Banca Profilo SpA	12,870	2,653
Ω	Banca Sistema SpA	3,568	6,685
	Banco di Desio e della Brianza SpA	5,000	42,898
#	BasicNet SpA	3,725	31,288
Ω	BFF Bank SpA	17,862	169,221
#	Biesse SpA	2,760	22,095
#	BPER Banca SpA	146,834	1,192,598
#	Brunello Cucinelli SpA	4,782	539,886
	Buzzi SpA	10,783	565,045
	Cairo Communication SpA	12,430	40,607
Ω	Carel Industries SpA	724	14,511
	Cembre SpA	650	35,947
*	CIR SpA-Compagnie Industriali	101,938	67,631
	Credito Emiliano SpA	14,468	198,903
		Shares	Value»
ITALY — (Continued)
#	Danieli & C Officine Meccaniche SpA (DAN IM)	1,875	$64,576
	Danieli & C Officine Meccaniche SpA (DANR IM)	6,860	185,667
	Datalogic SpA	2,601	12,584
#*	Digital Bros SpA	371	5,025
*Ω	doValue SpA	726	1,497
	Emak SpA	17,016	15,239
Ω	Enav SpA	24,013	106,334
#	ERG SpA	377	7,712
*	Esprinet SpA	3,078	18,382
	Fila SpA	3,109	40,505
*	Fincantieri SpA	15,871	206,769
	FNM SpA	21,790	9,877
*	Garofalo Health Care SpA	3,478	21,276
#*	Geox SpA	8,460	3,562
	GPI SpA	1,749	18,265
	Hera SpA	110,093	521,208
#	IMMSI SpA	26,564	15,033
	Industrie De Nora SpA	3,309	23,889
	Intercos SpA	2,918	43,922
	Interpump Group SpA	2,917	100,047
	Iren SpA	72,748	207,690
	Italgas SpA	62,966	517,330
#	Italian Sea Group SpA	1,256	8,040
	Italmobiliare SpA	1,795	49,976
	Lottomatica Group SpA	2,283	52,038
	LU-VE SpA	909	29,407
	Maire SpA	28,284	305,483
#*††	Mariella Burani Fashion Group SpA	422	0
#	MARR SpA	2,614	28,917
	Moltiply Group SpA	2,280	112,978
*	Newlat Food SpA	1,779	34,607
*Ω	Nexi SpA	61,370	358,466
	Orsero SpA	1,122	16,676
Ω	OVS SpA	28,187	101,734
	Pharmanutra SpA	513	31,420
#	Piaggio & C SpA	22,030	43,246
Ω	Pirelli & C SpA	38,861	240,258
Ω	RAI Way SpA	12,339	84,515
	Reply SpA	3,638	649,490
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	25,174
	Sabaf SpA	1,277	21,685
#*	Safilo Group SpA	25,816	21,109
#*	Saipem SpA	195,064	450,592

59

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Sanlorenzo SpA	1,680	$53,934
#*	Seri Industrial SpA	3,128	7,526
	Sesa SpA	768	64,911
#	Sogefi SpA	8,720	20,508
	SOL SpA	4,883	222,942
	Spaxs SpA	8,205	32,411
	Tamburi Investment Partners SpA	12,603	107,889
Ω	Technogym SpA	19,877	268,595
#*	Telecom Italia SpA (TIT IM)	1,177,882	466,482
*	Telecom Italia SpA (TITR IM)	96,085	42,735
	TXT e-solutions SpA	629	22,486
	Unipol Assicurazioni SpA	93,135	1,670,535
	Webuild SpA	44,557	161,656
#	Wiit SpA	741	12,977
TOTAL ITALY			15,131,728
JAPAN — (21.5%)
	&Do Holdings Co. Ltd.	600	5,740
	77 Bank Ltd.	7,100	222,520
	A&D HOLON Holdings Co. Ltd.	3,000	37,547
#	Achilles Corp.	1,800	16,981
	AD Works Group Co. Ltd.	6,500	12,028
	Adastria Co. Ltd.	1,840	37,595
	ADEKA Corp.	10,300	185,677
#	Ad-sol Nissin Corp.	2,400	16,972
	Adtec Plasma Technology Co. Ltd.	800	6,523
	Advan Group Co. Ltd.	3,100	17,648
#	Adventure, Inc.	300	7,921
	Adways, Inc.	4,900	9,082
	Aeon Fantasy Co. Ltd.	800	13,184
	AEON Financial Service Co. Ltd.	15,200	125,779
	Aeon Hokkaido Corp.	4,800	29,389
	Aeon Kyushu Co. Ltd.	800	14,211
	AFC-HD AMS Life Science Co. Ltd.	1,400	8,363
#	Ahresty Corp.	2,700	12,378
	Ai Holdings Corp.	3,800	56,233
*	AI inside, Inc.	200	4,370
	Aica Kogyo Co. Ltd.	5,500	127,514
	Aichi Corp.	5,600	50,398
	Aichi Financial Group, Inc.	2,400	45,985
#	Aichi Steel Corp.	1,500	88,411
		Shares	Value»
JAPAN — (Continued)
	Aichi Tokei Denki Co. Ltd.	900	$12,390
	Aida Engineering Ltd.	6,800	42,198
	Aiful Corp.	43,200	107,927
#	Ain Holdings, Inc.	2,800	107,924
	Aiphone Co. Ltd.	1,800	31,685
#	Airman Corp.	2,800	36,387
#	Airport Facilities Co. Ltd.	3,500	16,371
	Airtech Japan Ltd.	1,000	7,380
	Airtrip Corp.	1,800	11,893
	Aisan Industry Co. Ltd.	6,170	83,388
#	AIT Corp.	1,200	14,745
	Aizawa Securities Group Co. Ltd.	1,200	10,831
	Ajis Co. Ltd.	800	14,426
	Akatsuki Corp.	3,500	11,937
	Akatsuki, Inc.	1,100	26,821
#*	Akebono Brake Industry Co. Ltd.	14,000	10,102
	Akita Bank Ltd.	2,400	41,082
#	Albis Co. Ltd.	800	16,663
	Alconix Corp.	2,600	28,081
#	Alinco, Inc.	2,200	15,514
#	Alleanza Holdings Co. Ltd.	1,400	10,173
	Allied Telesis Holdings KK	18,800	20,085
	Alpen Co. Ltd.	2,400	39,997
	Alpha Corp.	500	3,817
#	Alpha Systems, Inc.	500	11,439
	Alps Alpine Co. Ltd.	23,000	233,640
	Altech Corp.	2,310	43,390
	Amano Corp.	7,200	209,636
	Amiyaki Tei Co. Ltd.	900	9,029
#	Amuse, Inc.	1,600	18,164
	Amvis Holdings, Inc.	8,800	28,336
	Anest Iwata Corp.	5,900	46,114
#*	AnGes, Inc.	12,200	6,352
	Anicom Holdings, Inc.	11,000	45,918
	Anritsu Corp.	6,000	59,978
	Anycolor, Inc.	2,300	59,303
	AOI Electronics Co. Ltd.	500	6,126
	AOKI Holdings, Inc.	5,300	47,226
	Aoyama Trading Co. Ltd.	5,900	84,725
#	Aoyama Zaisan Networks Co. Ltd.	3,200	43,286
#	Aozora Bank Ltd.	4,400	60,751
	Arakawa Chemical Industries Ltd.	2,600	19,333
	Arata Corp.	3,600	80,222
	ARCLANDS Corp.	7,039	85,567

60

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arcs Co. Ltd.	4,600	$92,546
	ARE Holdings, Inc.	10,200	126,726
	Arealink Co. Ltd.	2,000	30,768
	Argo Graphics, Inc.	2,000	70,710
	Arisawa Manufacturing Co. Ltd.	4,000	36,453
	Artience Co. Ltd.	3,800	78,419
	Artnature, Inc.	1,000	5,600
#	Artner Co. Ltd.	1,400	18,445
	As One Corp.	8,000	126,789
	Asahi Co. Ltd.	1,600	15,482
	Asahi Diamond Industrial Co. Ltd.	6,600	34,119
#	Asahi Kogyosha Co. Ltd.	2,400	35,840
	Asahi Net, Inc.	1,700	8,239
	Asahi Printing Co. Ltd.	1,100	6,692
#	Asahi Yukizai Corp.	1,400	36,695
	Asanuma Corp.	6,500	34,204
	Asia Pile Holdings Corp.	4,100	25,865
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	53,828
#	ASKUL Corp.	3,200	34,059
	Asti Corp.	400	5,405
	Atrae, Inc.	2,300	11,318
*	Atsugi Co. Ltd.	4,000	28,236
#	Aucnet, Inc.	1,800	15,665
	Autobacs Seven Co. Ltd.	8,800	91,322
	Aval Data Corp.	1,000	14,032
	Avant Group Corp.	2,800	34,911
	Avantia Co. Ltd.	1,300	7,014
	Avex, Inc.	4,000	36,908
	Awa Bank Ltd.	4,200	80,748
	Axial Retailing, Inc.	10,400	79,113
#	AZ-COM MARUWA Holdings, Inc.	4,900	45,328
	AZOOM Co. Ltd.	400	21,881
	Bando Chemical Industries Ltd.	5,100	53,308
	Bank of Iwate Ltd.	2,000	40,860
	Bank of Nagoya Ltd.	1,300	68,446
	Bank of Saga Ltd.	2,500	38,230
	Bank of the Ryukyus Ltd.	7,000	53,129
	Bank of Toyama Ltd.	600	6,398
	Base Co. Ltd.	1,800	39,133
#	Beauty Garage, Inc.	800	8,369
	Beenos, Inc.	400	11,189
	Belc Co. Ltd.	1,400	69,233
	Bell System24 Holdings, Inc.	4,200	34,758
		Shares	Value»
JAPAN — (Continued)
	Belluna Co. Ltd.	9,800	$67,168
	Bic Camera, Inc.	8,800	94,368
	BML, Inc.	3,000	62,575
	Bookoff Group Holdings Ltd.	1,000	10,528
	Bourbon Corp.	1,100	20,628
#	Br Holdings Corp.	4,900	11,545
#	BrainPad, Inc.	1,500	11,137
#	BRONCO BILLY Co. Ltd.	1,000	25,009
	Buffalo, Inc.	900	13,025
#	Bull-Dog Sauce Co. Ltd.	1,300	15,859
	Bunka Shutter Co. Ltd.	5,284	75,647
#	Business Brain Showa-Ota, Inc.	1,800	34,042
	Business Engineering Corp.	800	21,320
	C Uyemura & Co. Ltd.	1,300	84,131
	CAC Holdings Corp.	1,700	24,639
	Canon Electronics, Inc.	2,600	42,373
	Career Design Center Co. Ltd.	1,000	12,542
	Careerlink Co. Ltd.	600	9,007
#	Carenet, Inc.	8,300	42,764
	Carlit Co. Ltd.	2,600	19,527
#	Carta Holdings, Inc.	1,300	13,870
	Casio Computer Co. Ltd.	5,000	39,103
	Cawachi Ltd.	1,800	35,257
	Celsys, Inc.	5,600	50,898
	Central Automotive Products Ltd.	4,800	56,863
	Central Glass Co. Ltd.	3,400	71,135
	Central Security Patrols Co. Ltd.	1,400	26,424
#	Central Sports Co. Ltd.	900	15,126
#	Ceres, Inc.	600	9,092
#	Change Holdings, Inc.	7,200	68,362
	Charm Care Corp. KK	3,100	27,369
#	Chiba Kogyo Bank Ltd.	7,400	64,299
#	Chikaranomoto Holdings Co. Ltd.	1,700	15,310
#	Chino Corp.	900	12,091
	Chiyoda Co. Ltd.	4,400	37,661

61

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chiyoda Integre Co. Ltd.	1,900	$36,056
	Chofu Seisakusho Co. Ltd.	3,306	41,700
	Chori Co. Ltd.	2,100	53,272
#	Choushimaru Co. Ltd.	1,200	12,819
	Chubu Shiryo Co. Ltd.	3,200	32,035
	Chudenko Corp.	2,500	61,475
	Chuetsu Pulp & Paper Co. Ltd.	1,400	14,902
	Chugai Ro Co. Ltd.	700	18,595
	Chugin Financial Group, Inc.	19,000	213,448
#	Chugoku Electric Power Co., Inc.	32,100	170,646
	Chugoku Marine Paints Ltd.	5,200	75,529
	Chuo Spring Co. Ltd.	2,000	20,585
#	Chuo Warehouse Co. Ltd.	1,000	10,131
	Citizen Watch Co. Ltd.	27,800	160,810
	CKD Corp.	5,600	81,627
	CK-San-Etsu Co. Ltd.	400	10,343
	Cleanup Corp.	3,800	17,185
	CMK Corp.	9,700	26,837
	COLOPL, Inc.	8,600	28,531
	Colowide Co. Ltd.	9,200	115,883
	Computer Engineering & Consulting Ltd.	2,200	32,771
#	Computer Institute of Japan Ltd.	6,840	22,325
	Comture Corp.	2,900	33,886
	Copro-Holdings Co. Ltd.	1,800	21,088
#	Core Corp.	800	9,901
	Corona Corp.	2,600	16,742
#	Cosel Co. Ltd.	2,800	21,097
#	Cota Co. Ltd.	3,352	33,525
*	Cover Corp.	1,400	21,465
	Create Restaurants Holdings, Inc.	11,900	116,008
	Create SD Holdings Co. Ltd.	3,100	66,050
	Creek & River Co. Ltd.	1,700	18,423
	Cresco Ltd.	3,600	30,254
	Cross Cat Co. Ltd.	1,200	8,809
	CrowdWorks, Inc.	1,400	11,073
	CTI Engineering Co. Ltd.	2,800	46,715
	CTS Co. Ltd.	5,000	28,046
		Shares	Value»
JAPAN — (Continued)
	Curves Holdings Co. Ltd.	7,300	$35,364
#*	CYBERDYNE, Inc.	12,000	14,625
	Cyberlinks Co. Ltd.	1,300	9,878
	Cybozu, Inc.	3,300	68,446
	Dai Nippon Toryo Co. Ltd.	3,400	30,239
	Daicel Corp.	18,300	155,773
	Daido Kogyo Co. Ltd.	900	5,236
#	Daido Metal Co. Ltd.	5,500	19,078
	Daido Steel Co. Ltd.	17,200	129,601
#	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	30,284
	Daihen Corp.	800	35,300
	Daiho Corp.	7,000	39,265
	Dai-Ichi Cutter Kogyo KK	900	8,740
	Daiichi Jitsugyo Co. Ltd.	3,000	48,009
	Daiichi Kensetsu Corp.	1,100	20,000
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	11,754
	Daiichikosho Co. Ltd.	8,200	95,898
	Daiken Medical Co. Ltd.	2,800	9,341
	Daiki Aluminium Industry Co. Ltd.	3,900	25,608
#	Daikoku Denki Co. Ltd.	1,200	21,690
	Daikokutenbussan Co. Ltd.	800	42,463
	Daikyonishikawa Corp.	4,200	16,761
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	67,791
	Daio Paper Corp.	9,700	61,886
	Daiseki Co. Ltd.	5,076	129,366
	Daishi Hokuetsu Financial Group, Inc.	9,200	201,425
	Daishinku Corp.	3,200	11,688
	Daisue Construction Co. Ltd.	500	7,173
#	Daito Bank Ltd.	1,000	4,682
	Daito Pharmaceutical Co. Ltd.	3,295	48,032
	Daitron Co. Ltd.	1,600	35,796
	Daiwa Industries Ltd.	4,300	49,255

62

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiwabo Holdings Co. Ltd.	10,700	$181,183
	DCM Holdings Co. Ltd.	12,300	116,955
*	DD GROUP Co. Ltd.	1,100	9,509
	Dear Life Co. Ltd.	5,600	43,720
	Denka Co. Ltd.	10,800	147,387
#	Densan System Holdings Co. Ltd.	1,300	22,733
	Dentsu Soken, Inc.	200	8,758
	Denyo Co. Ltd.	2,000	32,946
	Dexerials Corp.	5,400	63,445
	DIC Corp.	10,500	204,906
	Digital Arts, Inc.	1,100	54,443
	Digital Hearts Holdings Co. Ltd.	1,200	8,329
#	Digital Holdings, Inc.	1,900	18,397
	Digital Information Technologies Corp.	800	13,681
	Dip Corp.	4,800	69,746
	DKK Co. Ltd.	1,600	21,187
#	DKS Co. Ltd.	1,200	22,127
	DMG Mori Co. Ltd.	7,200	125,148
	Doshisha Co. Ltd.	2,900	45,450
	Double Standard, Inc.	600	6,250
	Doutor Nichires Holdings Co. Ltd.	4,112	77,020
	Dowa Holdings Co. Ltd.	6,400	205,341
	DTS Corp.	4,800	136,521
	Duskin Co. Ltd.	4,400	115,657
#	DyDo Group Holdings, Inc.	1,800	36,783
	Eagle Industry Co. Ltd.	4,100	52,835
#	Earth Corp.	900	32,409
	EAT&HOLDINGS Co. Ltd.	1,200	17,420
	Ebara Foods Industry, Inc.	800	14,937
	Ebara Jitsugyo Co. Ltd.	1,800	45,109
	Ebase Co. Ltd.	3,100	11,588
#	Eco's Co. Ltd.	800	13,686
	EDION Corp.	10,500	140,122
	EF-ON, Inc.	2,280	5,461
	eGuarantee, Inc.	4,000	49,617
#	E-Guardian, Inc.	400	6,202
	Ehime Bank Ltd.	4,800	35,024
	Eidai Co. Ltd.	3,000	5,051
	Eizo Corp.	4,000	57,231
	EJ Holdings, Inc.	1,200	13,545
	Elan Corp.	1,000	5,043
	Elecom Co. Ltd.	6,500	76,267
#	EM Systems Co. Ltd.	4,700	24,783
		Shares	Value»
JAPAN — (Continued)
	en Japan, Inc.	4,100	$47,078
	Endo Lighting Corp.	1,700	18,520
	Enomoto Co. Ltd.	1,000	9,128
#	Enplas Corp.	1,000	28,324
#	Envipro Holdings, Inc.	1,400	4,721
	eRex Co. Ltd.	2,800	16,445
	ES-Con Japan Ltd.	4,600	34,249
	Eslead Corp.	1,000	29,769
	ESPEC Corp.	2,400	38,321
#	Eternal Hospitality Group Co. Ltd.	1,400	27,618
	Exedy Corp.	5,100	153,147
	EXEO Group, Inc.	19,200	224,201
	Ezaki Glico Co. Ltd.	6,500	214,450
	F&M Co. Ltd.	1,000	14,960
	FALCO HOLDINGS Co. Ltd.	1,400	22,711
	FCC Co. Ltd.	4,400	90,280
*	FDK Corp.	800	2,132
	Feed One Co. Ltd.	3,920	24,891
	Ferrotec Holdings Corp.	6,400	110,492
	Fibergate, Inc.	1,100	7,623
	FIDEA Holdings Co. Ltd.	3,050	32,021
	Financial Partners Group Co. Ltd.	6,100	96,265
	FINDEX, Inc.	1,700	8,365
	First Bank of Toyama Ltd.	4,700	36,221
#	First Juken Co. Ltd.	900	6,289
#	Fixstars Corp.	3,000	36,856
	FJ Next Holdings Co. Ltd.	3,100	26,280
#	Focus Systems Corp.	1,700	13,225
	Forum Engineering, Inc.	2,400	17,575
	Foster Electric Co. Ltd.	3,400	28,946
	FP Corp.	5,300	114,290
#	FP Partner, Inc.	300	5,145
#	France Bed Holdings Co. Ltd.	3,800	33,933
#	Freebit Co. Ltd.	2,000	21,293
#	Freund Corp.	1,700	8,903
	F-Tech, Inc.	1,600	5,662
	FTGroup Co. Ltd.	1,100	8,421
	Fudo Tetra Corp.	1,930	31,545
	Fuji Co. Ltd.	3,200	46,751
	Fuji Corp. (6134 JP)	10,200	151,684
	Fuji Corp. (7605 JP)	1,600	21,614
	Fuji Corp. Ltd.	5,200	25,633
	Fuji Kosan Co. Ltd.	900	8,419
	Fuji Kyuko Co. Ltd.	2,800	40,859
	Fuji Oil Co. Ltd.	13,700	134,570

63

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Fuji Pharma Co. Ltd.	2,000	$19,193
	Fuji Seal International, Inc.	6,000	107,130
	Fujibo Holdings, Inc.	1,500	52,277
	Fujicco Co. Ltd.	2,800	31,805
	Fujikura Composites, Inc.	4,200	39,042
#	Fujikura Kasei Co. Ltd.	4,200	14,011
	Fujimi, Inc.	6,000	78,536
#	Fujio Food Group, Inc.	1,900	15,979
	Fujishoji Co. Ltd.	1,200	9,095
	Fujita Kanko, Inc.	1,000	63,164
#	Fujiya Co. Ltd.	1,700	28,055
#	FuKoKu Co. Ltd.	1,200	13,511
	Fukuda Corp.	1,000	37,247
	Fukuda Denshi Co. Ltd.	2,400	101,855
	Fukui Bank Ltd.	2,700	33,164
	Fukui Computer Holdings, Inc.	1,900	46,960
	Fukuyama Transporting Co. Ltd.	2,500	62,027
	FULLCAST Holdings Co. Ltd.	1,600	17,911
	Fumakilla Ltd.	1,500	11,631
	Funai Soken Holdings, Inc.	4,760	76,097
	Furukawa Co. Ltd.	4,100	60,639
	Furuno Electric Co. Ltd.	3,500	62,367
	Furuya Metal Co. Ltd.	1,900	34,219
	Furyu Corp.	4,000	26,137
	Fuso Chemical Co. Ltd.	2,000	48,531
#	Fuso Pharmaceutical Industries Ltd.	1,100	18,504
#	Futaba Corp.	5,300	18,863
	Futaba Industrial Co. Ltd.	8,700	48,146
	Future Corp.	4,100	51,698
	Fuyo General Lease Co. Ltd.	4,500	125,570
	G-7 Holdings, Inc.	4,000	39,947
#*	GA Technologies Co. Ltd.	1,200	12,053
	Gakken Holdings Co. Ltd.	4,500	31,734
	Gakkyusha Co. Ltd.	1,000	15,324
	Galilei Co. Ltd.	3,200	64,215
	Gecoss Corp.	2,000	16,337
		Shares	Value»
JAPAN — (Continued)
	Genki Global Dining Concepts Corp.	1,600	$36,917
	Genky DrugStores Co. Ltd.	2,000	51,286
	Geo Holdings Corp.	3,300	44,877
#	Gift Holdings, Inc.	1,200	30,438
	giftee, Inc.	2,900	31,514
#	Giken Ltd.	1,200	12,042
	GLOBERIDE, Inc.	2,200	28,849
	Glory Ltd.	5,400	95,082
	GLtechno Holdings, Inc.	1,300	25,473
	GMO Financial Gate, Inc.	600	22,487
	GMO Financial Holdings, Inc.	4,400	23,687
	GMO GlobalSign Holdings KK	400	6,212
	GMO internet group, Inc.	6,000	141,091
#*	GNI Group Ltd.	4,600	76,154
#	Godo Steel Ltd.	1,600	41,715
#	Goldcrest Co. Ltd.	2,590	59,457
	Goldwin, Inc.	400	22,933
#	Good Com Asset Co. Ltd.	2,300	19,642
	GREE Holdings, Inc.	15,100	56,700
	Greens Co. Ltd.	1,600	25,853
	gremz, Inc.	1,700	28,138
	GS Yuasa Corp.	10,400	182,675
	GSI Creos Corp.	1,000	13,478
	G-Tekt Corp.	3,300	37,883
	Gun-Ei Chemical Industry Co. Ltd.	700	15,349
	GungHo Online Entertainment, Inc.	3,600	76,178
	Gunma Bank Ltd.	13,509	112,662
	Gunze Ltd.	4,400	79,114
#	H.U. Group Holdings, Inc.	7,100	139,312
	H2O Retailing Corp.	12,700	173,707
	HABA Laboratories, Inc.	400	4,894
#	Hagihara Industries, Inc.	1,400	14,175
	Hagiwara Electric Holdings Co. Ltd.	1,000	21,667
	Hagoromo Foods Corp.	600	14,110
	Hakudo Co. Ltd.	800	12,034
	Halows Co. Ltd.	1,600	48,704
	Hamakyorex Co. Ltd.	8,800	82,178
	Handsman Co. Ltd.	800	4,514
	Hanwa Co. Ltd.	4,200	139,250

64

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Happinet Corp.	2,100	$78,812
	Hard Off Corp. Co. Ltd.	2,400	31,535
	Harima Chemicals Group, Inc.	2,500	14,013
#	Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,173
	Hazama Ando Corp.	17,510	174,393
	Heiwa Corp.	6,200	96,508
	Heiwado Co. Ltd.	3,500	65,163
#	Hennge KK	1,000	12,014
	Hibiya Engineering Ltd.	2,400	58,683
#	Hiday Hidaka Corp.	2,600	56,665
	HI-LEX Corp.	3,300	33,518
*	Hino Motors Ltd.	40,700	129,421
	Hioki EE Corp.	1,400	55,822
	Hirakawa Hewtech Corp.	1,260	10,569
#	Hirano Tecseed Co. Ltd.	1,100	12,232
	Hirata Corp.	3,300	34,049
	Hirogin Holdings, Inc.	31,900	265,152
	Hiroshima Electric Railway Co. Ltd.	2,000	8,540
#	Hiroshima Gas Co. Ltd.	6,100	15,130
#	HIS Co. Ltd.	5,900	70,316
	Hisaka Works Ltd.	4,200	29,997
	Hisamitsu Pharmaceutical Co., Inc.	1,900	57,652
#	Hito Communications Holdings, Inc.	1,000	6,588
	Hochiki Corp.	1,700	29,095
	Hodogaya Chemical Co. Ltd.	1,600	16,686
	Hogy Medical Co. Ltd.	2,400	68,693
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	27,168
#	Hokkaido Electric Power Co., Inc.	19,500	92,647
	Hokkaido Gas Co. Ltd.	12,000	46,901
	Hokkan Holdings Ltd.	1,200	15,276
	Hokko Chemical Industry Co. Ltd.	3,300	28,263
	Hokkoku Financial Holdings, Inc.	2,400	89,440
#	Hokuetsu Corp.	14,600	111,739
	Hokuhoku Financial Group, Inc.	15,600	279,774
		Shares	Value»
JAPAN — (Continued)
	Hokuriku Electric Industry Co. Ltd.	400	$4,344
	Hokuriku Electric Power Co.	18,900	97,130
	Hokuriku Electrical Construction Co. Ltd.	1,800	14,972
	Hokuto Corp.	2,800	36,056
#	H-One Co. Ltd.	4,000	31,569
	Honeys Holdings Co. Ltd.	2,670	30,304
	Hoosiers Holdings Co. Ltd.	5,300	44,060
	Horiba Ltd.	300	20,506
	Hosiden Corp.	6,600	88,613
	Hosokawa Micron Corp.	2,000	55,740
#	Hotland Holdings Co. Ltd.	1,300	19,803
	House Foods Group, Inc.	2,900	56,862
	Howa Machinery Ltd.	2,200	17,270
	HS Holdings Co. Ltd.	3,300	22,437
	Hyakugo Bank Ltd.	24,900	120,702
	Hyakujushi Bank Ltd.	3,400	78,973
#	IBJ, Inc.	2,800	12,796
	Ichibanya Co. Ltd.	1,500	9,975
	Ichigo, Inc.	19,300	52,048
	Ichiken Co. Ltd.	700	13,886
	Ichikoh Industries Ltd.	8,700	23,957
	Ichimasa Kamaboko Co. Ltd.	1,100	5,878
	Ichinen Holdings Co. Ltd.	3,100	36,732
	Ichiyoshi Securities Co. Ltd.	7,100	36,070
	Icom, Inc.	1,500	28,425
	IDEA Consultants, Inc.	500	10,231
	Idec Corp.	4,000	64,085
	IDOM, Inc.	5,100	39,274
	Iino Kaiun Kaisha Ltd.	8,900	64,866
	I'll, Inc.	1,700	27,697
	Imagica Group, Inc.	2,700	10,787
	Imasen Electric Industrial	901	4,001
	i-mobile Co. Ltd.	3,600	13,887
	Imuraya Group Co. Ltd.	1,100	18,989
	Inaba Denki Sangyo Co. Ltd.	6,400	168,596
	Inaba Seisakusho Co. Ltd.	1,700	20,243
	Inabata & Co. Ltd.	5,800	124,454

65

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	I-NE Co. Ltd.	800	$9,178
	Ines Corp.	3,000	34,479
	I-Net Corp.	1,600	21,683
	Infomart Corp.	17,300	46,112
	INFRONEER Holdings, Inc.	25,800	220,056
	Innotech Corp.	2,400	20,250
	Insource Co. Ltd.	7,200	46,103
#	Intage Holdings, Inc.	1,500	17,640
#	Inui Global Logistics Co. Ltd.	1,200	12,242
	IPS, Inc.	400	5,900
#	IR Japan Holdings Ltd.	1,000	4,837
	Iriso Electronics Co. Ltd.	3,200	57,294
	ISB Corp.	2,200	20,853
#	Ise Chemicals Corp.	400	62,535
#	Iseki & Co. Ltd.	2,500	18,061
	Ishihara Sangyo Kaisha Ltd.	4,400	54,219
#*	Istyle, Inc.	9,400	30,969
	Itfor, Inc.	3,600	37,204
#	ITmedia, Inc.	1,700	18,430
#	Ito En Ltd.	5,300	126,799
	Itochu Enex Co. Ltd.	5,500	59,361
	Itochu-Shokuhin Co. Ltd.	900	60,823
	Itoham Yonekyu Holdings, Inc.	3,400	106,557
	Itoki Corp.	4,500	56,591
	IwaiCosmo Holdings, Inc.	2,900	42,490
#	Iwaki Co. Ltd.	1,300	22,079
	Iwatani Corp.	13,400	128,303
	Iwatsuka Confectionery Co. Ltd.	1,000	23,525
	Izumi Co. Ltd.	3,700	85,185
	J Trust Co. Ltd.	12,548	34,414
	JAC Recruitment Co. Ltd.	9,600	55,811
	Jaccs Co. Ltd.	2,800	74,158
#*	Jade Group, Inc.	1,300	11,167
	JAFCO Group Co. Ltd.	6,700	112,821
#	JANOME Corp.	2,299	18,168
	Japan Airport Terminal Co. Ltd.	900	25,887
	Japan Aviation Electronics Industry Ltd.	4,400	70,484
#	Japan Cash Machine Co. Ltd.	4,200	30,144
		Shares	Value»
JAPAN — (Continued)
*	Japan Communications, Inc.	19,200	$21,561
	Japan Elevator Service Holdings Co. Ltd.	7,700	166,468
#	Japan Foundation Engineering Co. Ltd.	2,900	14,185
	Japan Hospice Holdings, Inc.	500	5,208
#	Japan Investment Adviser Co. Ltd.	2,200	25,200
	Japan Lifeline Co. Ltd.	8,700	93,151
	Japan Material Co. Ltd.	8,700	72,934
	Japan Medical Dynamic Marketing, Inc.	3,570	13,965
	Japan Petroleum Exploration Co. Ltd.	16,500	118,443
	Japan Property Management Center Co. Ltd.	900	7,375
	Japan Pulp & Paper Co. Ltd.	16,000	68,799
#	Japan Pure Chemical Co. Ltd.	1,000	19,991
	Japan Securities Finance Co. Ltd.	9,300	111,281
#	Japan Steel Works Ltd.	1,500	61,808
	Japan System Techniques Co. Ltd.	3,200	42,031
	Japan Transcity Corp.	5,400	33,312
	Japan Wool Textile Co. Ltd.	5,200	53,827
	JBCC Holdings, Inc.	8,000	67,112
	JCR Pharmaceuticals Co. Ltd.	2,200	7,669
	JCU Corp.	3,500	77,291
	JDC Corp.	8,000	26,946
	Jeol Ltd.	5,700	183,319
	JFE Systems, Inc.	2,200	24,435
	JGC Holdings Corp.	26,900	215,144
	Jichodo Co. Ltd.	200	13,544
#*	JIG-SAW, Inc.	800	17,031
	JINS Holdings, Inc.	1,700	106,613
	JINUSHI Co. Ltd.	1,600	23,069
	JK Holdings Co. Ltd.	2,500	17,833

66

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	J-Lease Co. Ltd.	2,400	$23,018
#	JM Holdings Co. Ltd.	1,100	18,984
	JMS Co. Ltd.	2,200	7,053
	J-Oil Mills, Inc.	2,600	37,332
	Joshin Denki Co. Ltd.	1,900	29,627
	Joyful Honda Co. Ltd.	5,800	82,296
	JP-Holdings, Inc.	6,800	30,193
	JSB Co. Ltd.	1,200	30,537
	JSP Corp.	1,900	26,196
	JTEKT Corp.	20,136	155,512
*	Juki Corp.	3,700	10,317
	Juroku Financial Group, Inc.	3,600	121,777
	Justsystems Corp.	5,000	119,664
	JVCKenwood Corp.	23,070	172,173
#	K&O Energy Group, Inc.	2,300	44,524
	Kadoya Sesame Mills, Inc.	400	10,171
	Kaga Electronics Co. Ltd.	3,600	64,479
	Kagome Co. Ltd.	6,600	135,845
	Kaken Pharmaceutical Co. Ltd.	2,700	76,874
#	Kakiyasu Honten Co. Ltd.	1,100	20,920
#	Kamakura Shinsho Ltd.	4,000	13,224
	Kameda Seika Co. Ltd.	1,800	49,911
	Kamei Corp.	3,600	48,418
	Kamigumi Co. Ltd.	1,100	26,927
	Kanaden Corp.	3,200	32,773
	Kanadevia Corp.	20,400	130,845
	Kanagawa Chuo Kotsu Co. Ltd.	800	20,680
	Kanamic Network Co. Ltd.	1,800	5,269
#	Kanamoto Co. Ltd.	4,200	94,173
	Kaneka Corp.	6,500	158,855
	Kaneko Seeds Co. Ltd.	1,800	18,072
	Kanematsu Corp.	9,505	165,069
	Kanemi Co. Ltd.	500	11,308
#	Kanto Denka Kogyo Co. Ltd.	3,600	21,837
#	Kappa Create Co. Ltd.	2,000	20,640
	Katakura Industries Co. Ltd.	2,700	40,817
	Katitas Co. Ltd.	6,500	94,179
	Kato Sangyo Co. Ltd.	2,500	87,463
	Kato Works Co. Ltd.	1,600	13,376
		Shares	Value»
JAPAN — (Continued)
	Kawada Technologies, Inc.	1,800	$40,843
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	24,867
#	KeePer Technical Laboratory Co. Ltd.	1,600	46,471
	Keihan Holdings Co. Ltd.	6,600	161,646
	Keihanshin Building Co. Ltd.	4,100	43,190
	Keikyu Corp.	11,293	117,522
	KEIWA, Inc.	1,600	10,315
	Keiyo Bank Ltd.	16,700	97,326
	Kenko Mayonnaise Co. Ltd.	2,000	26,809
	KeyHolder, Inc.	1,600	8,421
	KH Neochem Co. Ltd.	4,500	79,752
	Kibun Foods, Inc.	1,500	11,453
	Kimura Chemical Plants Co. Ltd.	3,300	15,951
#	King Jim Co. Ltd.	3,000	18,305
	Kinki Sharyo Co. Ltd.	700	7,190
#	Kintetsu Department Store Co. Ltd.	1,200	16,773
	Kissei Pharmaceutical Co. Ltd.	3,800	99,727
#	Ki-Star Real Estate Co. Ltd.	1,100	38,186
	Kitagawa Corp.	1,600	13,908
#	Kita-Nippon Bank Ltd.	1,000	21,419
	Kitano Construction Corp.	700	21,043
	Kitz Corp.	7,900	60,250
	Kiyo Bank Ltd.	7,900	134,273
#*	KLab, Inc.	9,100	7,349
*	KNT-CT Holdings Co. Ltd.	900	7,421
#	Koa Corp.	4,700	27,190
#	Koatsu Gas Kogyo Co. Ltd.	3,600	23,870
	Kobe Electric Railway Co. Ltd.	899	15,323
	Kohnan Shoji Co. Ltd.	2,700	71,142
	Kohsoku Corp.	1,300	19,301
	Koike Sanso Kogyo Co. Ltd.	2,000	16,795
#	Kojima Co. Ltd.	5,300	39,231
	Kokuyo Co. Ltd.	8,200	168,037
#	Komatsu Matere Co. Ltd.	4,200	22,669
	Komatsu Wall Industry Co. Ltd.	2,400	29,835

67

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KOMEDA Holdings Co. Ltd.	5,200	$105,112
#	Komehyo Holdings Co. Ltd.	800	16,092
	Komeri Co. Ltd.	4,600	98,025
	Komori Corp.	4,700	41,857
#	Konaka Co. Ltd.	1,760	2,895
	Kondotec, Inc.	2,900	29,100
*	Konica Minolta, Inc.	59,200	181,703
	Konishi Co. Ltd.	8,000	62,849
	Konoike Transport Co. Ltd.	2,900	53,243
#	Konoshima Chemical Co. Ltd.	800	7,231
	Kosaido Holdings Co. Ltd.	9,500	32,899
	Koshidaka Holdings Co. Ltd.	5,700	40,581
	Kotobuki Spirits Co. Ltd.	10,400	154,797
#	Kotobukiya Co. Ltd.	600	6,465
	Kozo Keikaku Engineering Holdings, Inc.	1,000	17,994
	KPP Group Holdings Co. Ltd.	3,900	17,833
	Krosaki Harima Corp.	3,200	56,173
	KRS Corp.	2,000	25,673
	K's Holdings Corp.	15,400	147,486
	KU Holdings Co. Ltd.	2,400	18,212
	Kumagai Gumi Co. Ltd.	4,300	128,142
	Kumiai Chemical Industry Co. Ltd.	10,467	55,888
#	Kura Sushi, Inc.	2,800	62,457
#	Kurabo Industries Ltd.	1,800	78,858
	Kureha Corp.	6,000	105,020
	Kurimoto Ltd.	2,000	66,221
	Kuriyama Holdings Corp.	1,000	9,199
	Kusuri No. Aoki Holdings Co. Ltd.	4,500	107,171
	KYB Corp.	4,000	81,768
	Kyodo Printing Co. Ltd.	3,600	26,814
	Kyoei Steel Ltd.	2,900	40,876
	Kyokuto Boeki Kaisha Ltd.	1,600	17,438
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	63,831
#	Kyokuto Securities Co. Ltd.	2,600	25,214
	Kyokuyo Co. Ltd.	1,500	44,233
		Shares	Value»
JAPAN — (Continued)
	Kyorin Pharmaceutical Co. Ltd.	4,500	$46,527
	Kyoritsu Maintenance Co. Ltd.	7,800	165,547
	Kyosan Electric Manufacturing Co. Ltd.	5,000	16,770
#	Kyowa Electronic Instruments Co. Ltd.	5,600	19,691
	Kyowa Leather Cloth Co. Ltd.	900	4,303
	Kyudenko Corp.	3,100	104,126
	Kyushu Financial Group, Inc.	34,223	172,757
	LA Holdings Co. Ltd.	500	24,160
	Lacto Japan Co. Ltd.	900	22,178
#	LEC, Inc.	3,100	27,257
	Leopalace21 Corp.	25,200	103,238
	Life Corp.	4,600	66,632
	Lifedrink Co., Inc.	3,600	42,844
	LIFULL Co. Ltd.	8,200	8,702
#	LIKE, Inc.	1,600	16,820
	Linical Co. Ltd.	1,600	3,329
	Link & Motivation, Inc.	3,900	15,648
	Lintec Corp.	4,700	89,905
#	LITALICO, Inc.	2,500	21,838
#	Loadstar Capital KK	1,600	28,447
	Look Holdings, Inc.	700	11,968
	M&A Capital Partners Co. Ltd.	1,400	26,939
	Mabuchi Motor Co. Ltd.	12,400	181,154
#	Macbee Planet, Inc.	800	15,980
	Macnica Holdings, Inc.	16,100	223,846
	Maeda Kosen Co. Ltd.	5,600	79,835
	Maezawa Kasei Industries Co. Ltd.	2,100	25,715
	Maezawa Kyuso Industries Co. Ltd.	2,400	21,037
	Makino Milling Machine Co. Ltd.	2,800	220,784
#	Management Solutions Co. Ltd.	1,100	14,894
	Mandom Corp.	5,600	53,424
#	Mani, Inc.	10,000	80,529
	MarkLines Co. Ltd.	1,500	23,992
#	Mars Group Holdings Corp.	1,800	37,585
	Marubun Corp.	1,900	12,327

68

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marudai Food Co. Ltd.	2,600	$33,854
	Maruha Nichiro Corp.	5,853	133,727
	Maruichi Steel Tube Ltd.	7,200	170,092
	MARUKA FURUSATO Corp.	2,300	36,923
#	Marusan Securities Co. Ltd.	6,200	37,380
	Maruzen CHI Holdings Co. Ltd.	400	908
	Maruzen Co. Ltd.	1,400	32,251
	Maruzen Showa Unyu Co. Ltd.	1,600	67,272
#	Marvelous, Inc.	3,300	10,947
#	Matching Service Japan Co. Ltd.	600	3,825
	Matsuda Sangyo Co. Ltd.	2,125	54,052
#	Matsui Construction Co. Ltd.	3,400	23,065
	Matsui Securities Co. Ltd.	16,500	85,086
	Matsuoka Corp.	700	8,916
	Matsuya Co. Ltd.	2,500	15,789
#	Matsuyafoods Holdings Co. Ltd.	800	33,290
	Max Co. Ltd.	2,700	79,628
	Maxell Ltd.	5,200	63,735
	Maxvalu Tokai Co. Ltd.	1,200	25,462
	MCJ Co. Ltd.	8,900	83,204
	MEC Co. Ltd.	2,100	34,755
#	Media Do Co. Ltd.	900	11,020
#	Medical Data Vision Co. Ltd.	3,300	10,075
	Medical System Network Co. Ltd.	2,400	7,897
	Medikit Co. Ltd.	800	13,812
#*	Medley, Inc.	3,500	84,439
	MedPeer, Inc.	1,500	4,844
	Megachips Corp.	900	29,283
	Megmilk Snow Brand Co. Ltd.	7,400	136,069
	Meidensha Corp.	4,600	126,373
	Meiji Electric Industries Co. Ltd.	1,400	15,083
	Meiji Shipping Group Co. Ltd.	1,700	7,437
	Meiko Electronics Co. Ltd.	3,400	149,353
	Meisei Industrial Co. Ltd.	5,000	49,056
		Shares	Value»
JAPAN — (Continued)
	MEITEC Group Holdings, Inc.	9,100	$186,783
	Meito Sangyo Co. Ltd.	1,200	17,694
	Meiwa Corp.	4,100	19,600
#	Meiwa Estate Co. Ltd.	1,600	10,504
	Menicon Co. Ltd.	7,200	71,240
*	Mercari, Inc.	14,900	241,458
	Mercuria Holdings Co. Ltd.	2,600	15,110
	METAWATER Co. Ltd.	3,600	51,350
	Micronics Japan Co. Ltd.	3,600	76,271
	Midac Holdings Co. Ltd.	2,400	38,336
	Mie Kotsu Group Holdings, Inc.	5,900	20,658
	Mikuni Corp.	2,700	5,413
	Milbon Co. Ltd.	3,000	57,045
	MIMAKI ENGINEERING Co. Ltd.	1,900	19,268
#	Ministop Co. Ltd.	1,800	23,085
#	Mirai Industry Co. Ltd.	700	17,408
	Miraial Co. Ltd.	1,100	9,894
	Mirait One Corp.	11,100	174,559
	Mirarth Holdings, Inc.	14,600	50,533
	Miroku Jyoho Service Co. Ltd.	2,800	36,349
	Mitani Corp.	4,800	63,554
#	Mitani Sangyo Co. Ltd.	3,900	9,563
	Mitani Sekisan Co. Ltd.	1,200	56,933
#	Mito Securities Co. Ltd.	10,500	39,290
	Mitsuba Corp.	5,000	29,362
	Mitsubishi Kakoki Kaisha Ltd.	3,000	26,703
	Mitsubishi Logisnext Co. Ltd.	4,000	56,187
	Mitsubishi Logistics Corp.	10,500	72,465
	Mitsubishi Materials Corp.	13,900	219,238
#	Mitsubishi Paper Mills Ltd.	6,500	35,004
#	Mitsubishi Pencil Co. Ltd.	4,300	66,732
	Mitsubishi Research Institute, Inc.	1,100	34,541

69

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Shokuhin Co. Ltd.	1,900	$71,130
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	25,358
	Mitsuboshi Belting Ltd.	2,000	50,152
	Mitsui DM Sugar Co. Ltd.	1,800	43,113
	Mitsui E&S Co. Ltd.	9,400	119,938
	Mitsui High-Tec, Inc.	10,500	49,045
#	Mitsui Matsushima Holdings Co. Ltd.	1,100	32,370
	Mitsui Mining & Smelting Co. Ltd.	7,000	190,309
	Mitsui-Soko Holdings Co. Ltd.	6,300	129,851
	Mitsuuroko Group Holdings Co. Ltd.	4,400	55,579
	MIXI, Inc.	4,400	97,767
	Miyaji Engineering Group, Inc.	3,600	46,143
	Miyazaki Bank Ltd.	2,000	44,166
	Miyoshi Oil & Fat Co. Ltd.	1,100	13,029
	Mizuho Leasing Co. Ltd.	15,000	110,520
	Mizuho Medy Co. Ltd.	1,200	12,665
	Mizuno Corp.	6,000	107,084
	Mochida Pharmaceutical Co. Ltd.	2,600	56,282
	Modec, Inc.	4,500	136,565
	Monogatari Corp.	3,600	93,865
	MORESCO Corp.	1,100	9,033
	Morinaga & Co. Ltd.	9,400	167,601
	Morinaga Milk Industry Co. Ltd.	10,000	237,626
#	Moriroku Co. Ltd.	1,900	29,315
	Morita Holdings Corp.	3,900	58,193
	Morito Co. Ltd.	2,600	25,950
	Morozoff Ltd.	4,500	56,312
	Mory Industries, Inc.	4,500	32,130
	MOS Food Services, Inc.	2,500	64,803
	MrMax Holdings Ltd.	4,600	21,745
	Mugen Estate Co. Ltd.	1,600	24,826
	m-up Holdings, Inc.	4,700	62,133
#	Murakami Corp.	1,000	38,828
	Musashi Seimitsu Industry Co. Ltd.	5,800	99,749
	Musashino Bank Ltd.	4,100	90,862
	Nabtesco Corp.	10,400	156,094
		Shares	Value»
JAPAN — (Continued)
#	NAC Co. Ltd.	2,200	$9,394
	Nachi-Fujikoshi Corp.	2,600	55,660
	Nafco Co. Ltd.	2,100	26,692
#	Nagano Keiki Co. Ltd.	2,100	27,822
	Nagase & Co. Ltd.	9,100	160,284
	Nagase Brothers, Inc.	900	11,591
	Nagawa Co. Ltd.	200	8,613
	Nagoya Railroad Co. Ltd.	20,600	251,221
	Nakabayashi Co. Ltd.	3,300	11,943
#	Nakamoto Packs Co. Ltd.	700	8,342
#	Nakamuraya Co. Ltd.	600	13,672
	Nakanishi, Inc.	9,300	121,416
	Nakano Refrigerators Co. Ltd.	200	7,565
	Nakayama Steel Works Ltd.	3,500	17,865
#	Namura Shipbuilding Co. Ltd.	7,996	112,836
	Nankai Electric Railway Co. Ltd.	10,900	172,579
	Nanto Bank Ltd.	4,000	109,553
	Natori Co. Ltd.	1,400	20,192
	NEC Capital Solutions Ltd.	900	25,532
	Neturen Co. Ltd.	3,800	24,686
	New Art Holdings Co. Ltd.	1,100	10,693
	New Japan Chemical Co. Ltd.	6,200	8,358
#	Nextage Co. Ltd.	6,300	78,522
#*	NexTone, Inc.	500	4,432
#	NF Holdings Corp.	600	5,153
	NHK Spring Co. Ltd.	7,589	84,339
	Nice Corp.	1,300	14,357
	Nichia Steel Works Ltd.	4,000	8,499
	Nichias Corp.	6,400	215,308
	Nichiban Co. Ltd.	1,500	21,466
	Nichicon Corp.	5,900	48,264
#	Nichiden Corp.	1,800	35,964
	Nichiha Corp.	3,300	66,939
	Nichimo Co. Ltd.	1,000	13,877
	Nichireki Group Co. Ltd.	3,400	58,798
	Nichirin Co. Ltd.	1,430	35,181
	Nifco, Inc.	6,797	168,537
#	Nihon Chouzai Co. Ltd.	1,400	28,880
	Nihon Dempa Kogyo Co. Ltd.	2,700	14,724
	Nihon Dengi Co. Ltd.	1,200	33,001

70

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Denkei Co. Ltd.	1,050	$14,123
	Nihon Flush Co. Ltd.	3,200	18,338
#	Nihon House Holdings Co. Ltd.	5,600	12,879
	Nihon Kagaku Sangyo Co. Ltd.	1,900	19,824
	Nihon M&A Center Holdings, Inc.	40,900	166,820
	Nihon Nohyaku Co. Ltd.	6,100	35,274
	Nihon Parkerizing Co. Ltd.	11,000	91,632
	Nihon Plast Co. Ltd.	1,700	3,750
	Nihon Tokushu Toryo Co. Ltd.	1,400	14,601
#	Nihon Trim Co. Ltd.	400	11,517
	Nihon Yamamura Glass Co. Ltd.	800	12,569
	Nikkiso Co. Ltd.	6,200	51,763
	Nikko Co. Ltd.	4,200	19,987
	Nikkon Holdings Co. Ltd.	13,800	284,847
	Nippn Corp.	7,000	110,334
	Nippon Air Conditioning Services Co. Ltd.	4,600	32,693
	Nippon Aqua Co. Ltd.	1,700	8,826
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	29,664
	Nippon Carbide Industries Co., Inc.	1,100	12,973
#	Nippon Carbon Co. Ltd.	1,200	35,188
#	Nippon Chemical Industrial Co. Ltd.	1,300	19,228
#*	Nippon Chemi-Con Corp.	2,900	19,821
#*	Nippon Coke & Engineering Co. Ltd.	32,300	19,457
	Nippon Concept Corp.	700	8,495
	Nippon Concrete Industries Co. Ltd.	8,400	19,618
	Nippon Denko Co. Ltd.	15,100	28,369
	Nippon Densetsu Kogyo Co. Ltd.	4,700	71,430
	Nippon Electric Glass Co. Ltd.	10,000	228,807
	Nippon Gas Co. Ltd.	11,500	212,115
		Shares	Value»
JAPAN — (Continued)
#	Nippon Hume Corp.	3,300	$43,580
	Nippon Kayaku Co. Ltd.	25,100	236,482
	Nippon Kodoshi Corp.	400	4,993
	Nippon Light Metal Holdings Co. Ltd.	9,580	99,880
	Nippon Paper Industries Co. Ltd.	20,000	154,632
	Nippon Parking Development Co. Ltd.	23,500	39,210
#	Nippon Rietec Co. Ltd.	1,500	16,980
	Nippon Road Co. Ltd.	4,000	54,788
	Nippon Seiki Co. Ltd.	5,800	44,411
#	Nippon Seisen Co. Ltd.	1,500	11,149
	Nippon Sharyo Ltd.	1,200	16,956
*	Nippon Sheet Glass Co. Ltd.	12,000	34,421
	Nippon Shinyaku Co. Ltd.	6,500	167,599
	Nippon Shokubai Co. Ltd.	16,800	196,881
	Nippon Signal Co. Ltd.	7,000	48,020
	Nippon Soda Co. Ltd.	5,600	105,068
	Nippon Thompson Co. Ltd.	6,500	22,178
	Nippon Yakin Kogyo Co. Ltd.	1,660	47,143
	Nipro Corp.	17,500	155,080
#	Nishikawa Rubber Co. Ltd.	3,800	65,751
	Nishimatsu Construction Co. Ltd.	3,200	119,063
	Nishimatsuya Chain Co. Ltd.	3,400	52,613
	Nishi-Nippon Financial Holdings, Inc.	15,100	221,817
	Nishi-Nippon Railroad Co. Ltd.	7,200	110,690
	Nishio Holdings Co. Ltd.	2,600	74,813
#	Nissan Shatai Co. Ltd.	13,100	96,922
	Nissei ASB Machine Co. Ltd.	1,000	31,851
#	Nissei Plastic Industrial Co. Ltd.	1,400	8,163
	Nissha Co. Ltd.	4,900	41,992

71

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nisshin Group Holdings Co. Ltd.	5,400	$19,338
	Nisshin Oillio Group Ltd.	3,100	107,010
	Nisshinbo Holdings, Inc.	17,536	104,825
	Nissin Corp.	2,200	74,146
#	Nisso Holdings Co. Ltd.	2,300	11,110
	Nissui Corp.	35,600	216,528
	Nitta Corp.	2,600	66,838
	Nitta Gelatin, Inc.	2,000	11,463
#	Nittetsu Mining Co. Ltd.	1,600	69,582
	Nitto Fuji Flour Milling Co. Ltd.	400	19,243
#	Nitto Kogyo Corp.	3,700	77,674
#	Nitto Kohki Co. Ltd.	1,300	15,537
	Nitto Seiko Co. Ltd.	6,200	25,686
	Nittoc Construction Co. Ltd.	3,500	25,569
#	Nittoku Co. Ltd.	1,300	18,468
	NJS Co. Ltd.	700	20,277
	Noda Corp.	800	3,706
	Noevir Holdings Co. Ltd.	1,600	46,257
	Nojima Corp.	6,700	120,464
	NOK Corp.	2,235	30,885
	Noritake Co. Ltd.	2,800	72,974
	Noritsu Koki Co. Ltd.	2,900	91,573
	Noritz Corp.	4,000	49,185
	North Pacific Bank Ltd.	32,300	112,930
#	NPC, Inc.	3,700	19,644
	NPR-RIKEN Corp.	3,314	54,960
	NS Tool Co. Ltd.	2,000	9,919
	NS United Kaiun Kaisha Ltd.	1,700	44,979
	NSD Co. Ltd.	8,060	189,752
	NSK Ltd.	47,399	207,043
	NSW, Inc.	1,200	26,050
	NTN Corp.	51,500	79,316
	Oat Agrio Co. Ltd.	900	12,933
	Obara Group, Inc.	1,600	37,249
	Oenon Holdings, Inc.	5,000	16,215
	Ogaki Kyoritsu Bank Ltd.	4,200	68,161
#	Ohara, Inc.	700	5,068
#	Ohashi Technica, Inc.	1,700	23,402
	Ohba Co. Ltd.	1,400	10,481
	Ohmoto Gumi Co. Ltd.	1,800	16,334
	Ohsho Food Service Corp.	5,400	122,152
	Oiles Corp.	2,973	44,481
		Shares	Value»
JAPAN — (Continued)
	Oita Bank Ltd.	1,600	$38,189
	Okabe Co. Ltd.	4,000	24,868
	Okamoto Industries, Inc.	1,200	42,305
	Okamoto Machine Tool Works Ltd.	700	17,144
	Okamura Corp.	7,900	109,693
	Okasan Securities Group, Inc.	19,900	88,853
	Oki Electric Industry Co. Ltd.	11,500	76,593
	Okinawa Cellular Telephone Co.	2,500	74,130
#	Okinawa Electric Power Co., Inc.	5,325	35,483
	Okinawa Financial Group, Inc.	2,860	49,610
	OKUMA Corp.	6,200	139,293
	Okumura Corp.	3,500	108,559
	Okura Industrial Co. Ltd.	1,400	40,519
	Okuwa Co. Ltd.	3,000	19,148
#	Onoken Co. Ltd.	2,900	30,371
	Onward Holdings Co. Ltd.	12,700	51,424
	Ootoya Holdings Co. Ltd.	700	25,617
	Open Up Group, Inc.	7,200	92,746
	Optex Group Co. Ltd.	3,800	40,660
#*	Optim Corp.	1,200	5,496
	Optorun Co. Ltd.	3,600	35,785
	Organo Corp.	2,700	129,246
	Orient Corp.	4,810	26,406
	Oriental Shiraishi Corp.	13,900	36,620
	Origin Co. Ltd.	600	4,481
	Oro Co. Ltd.	700	11,721
#	Osaka Organic Chemical Industry Ltd.	1,800	30,339
#	Osaka Steel Co. Ltd.	1,500	25,182
#	OSAKA Titanium Technologies Co. Ltd.	2,800	32,425
	Osaki Electric Co. Ltd.	6,000	35,710
#	OSG Corp.	10,600	126,001
	OUG Holdings, Inc.	500	11,041
	Oyo Corp.	2,700	50,615
#	Ozu Corp.	600	7,519
	Pacific Industrial Co. Ltd.	6,100	53,567
#	Pacific Metals Co. Ltd.	2,400	29,125

72

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pack Corp.	1,400	$31,820
	PAL GROUP Holdings Co. Ltd.	6,200	170,592
	PALTAC Corp.	2,900	80,422
	Paramount Bed Holdings Co. Ltd.	5,200	83,764
	Park24 Co. Ltd.	12,800	181,353
	Parker Corp.	2,400	13,442
	Pasona Group, Inc.	3,900	60,501
	Pegasus Co. Ltd.	2,600	8,644
	Penta-Ocean Construction Co. Ltd.	30,200	173,246
#	People Dreams & Technologies Group Co. Ltd.	900	11,178
*	PeptiDream, Inc.	9,901	134,783
#	Pharma Foods International Co. Ltd.	3,100	19,873
	PHC Holdings Corp.	1,000	6,747
*	PIA Corp.	800	14,793
#	Pickles Holdings Co. Ltd.	2,400	15,572
	Pigeon Corp.	15,000	181,648
	PILLAR Corp.	2,000	50,888
	Pilot Corp.	3,800	106,063
	Piolax, Inc.	2,300	35,266
#*	PKSHA Technology, Inc.	1,600	31,829
#	Plus Alpha Consulting Co. Ltd.	3,500	40,726
#	Pole To Win Holdings, Inc.	5,100	12,863
#	Port, Inc.	1,800	23,570
	Premium Group Co. Ltd.	4,800	71,715
#	Premium Water Holdings, Inc.	400	8,004
	Press Kogyo Co. Ltd.	9,000	34,333
	Prestige International, Inc.	15,500	72,782
	Prima Meat Packers Ltd.	3,000	48,286
	Procrea Holdings, Inc.	3,104	35,501
#	Pronexus, Inc.	2,300	19,644
	Pro-Ship, Inc.	900	13,373
	PS Construction Co. Ltd.	1,110	11,883
	Punch Industry Co. Ltd.	2,600	7,170
	QB Net Holdings Co. Ltd.	1,400	10,885
		Shares	Value»
JAPAN — (Continued)
	Qol Holdings Co. Ltd.	3,800	$61,105
	Quick Co. Ltd.	2,200	32,415
#	Raccoon Holdings, Inc.	2,900	16,694
	Raito Kogyo Co. Ltd.	4,700	87,418
	Raiznext Corp.	4,600	48,056
	Raksul, Inc.	7,500	60,497
	Rakus Co. Ltd.	7,900	120,039
	Rasa Corp.	1,400	13,976
	Rasa Industries Ltd.	800	15,377
	Relo Group, Inc.	9,600	126,847
	Renaissance, Inc.	1,600	11,813
	Rengo Co. Ltd.	25,300	141,237
#*	RENOVA, Inc.	6,700	30,690
	Resorttrust, Inc.	23,000	236,704
	Restar Corp.	2,800	43,890
	Retail Partners Co. Ltd.	3,200	30,763
	Rheon Automatic Machinery Co. Ltd.	2,000	16,293
#	Ricoh Leasing Co. Ltd.	1,500	57,767
	Ride On Express Holdings Co. Ltd.	1,200	8,491
	Riken Keiki Co. Ltd.	3,000	55,949
	Riken Technos Corp.	5,600	39,356
	Riken Vitamin Co. Ltd.	2,200	38,380
	Ringer Hut Co. Ltd.	1,800	28,091
	Rion Co. Ltd.	1,400	23,385
#	Riso Kyoiku Co. Ltd.	5,580	9,516
	Rix Corp.	700	14,428
	Rock Field Co. Ltd.	1,100	11,863
	Rokko Butter Co. Ltd.	1,700	15,077
	Roland Corp.	2,000	44,398
	Rorze Corp.	7,700	77,499
	Round One Corp.	24,400	151,460
	Royal Holdings Co. Ltd.	2,700	49,192
	Ryobi Ltd.	3,200	46,656
#	RYODEN Corp.	2,300	38,949
	Ryoyo Ryosan Holdings, Inc.	2,892	48,569
	S Foods, Inc.	2,300	43,434
	S&B Foods, Inc.	2,000	39,609
#	Sac's Bar Holdings, Inc.	3,250	19,013
	Sagami Rubber Industries Co. Ltd.	1,000	6,437
	Saibu Gas Holdings Co. Ltd.	2,800	33,729
	Saizeriya Co. Ltd.	2,300	74,143
	Sakai Chemical Industry Co. Ltd.	2,200	38,736

73

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakai Heavy Industries Ltd.	1,200	$17,051
	Sakai Moving Service Co. Ltd.	3,400	58,162
	Sakata INX Corp.	5,200	67,490
	Sakata Seed Corp.	1,100	25,477
	Sala Corp.	7,300	46,756
#	Samco, Inc.	900	15,081
	San Holdings, Inc.	4,400	37,103
	San ju San Financial Group, Inc.	2,700	43,419
	San-A Co. Ltd.	5,000	99,287
	San-Ai Obbli Co. Ltd.	6,600	77,506
	Sangetsu Corp.	5,000	101,694
	San-In Godo Bank Ltd.	16,200	143,924
*	Sanken Electric Co. Ltd.	2,400	105,998
	Sanki Engineering Co. Ltd.	5,000	127,755
	Sanko Gosei Ltd.	2,900	12,396
	Sankyo Frontier Co. Ltd.	1,200	16,142
	Sankyo Seiko Co. Ltd.	4,000	17,821
	Sankyo Tateyama, Inc.	2,800	12,510
	Sankyu, Inc.	4,400	192,570
#	Sanoh Industrial Co. Ltd.	5,400	23,386
	Sansei Technologies, Inc.	1,200	10,623
	Sansha Electric Manufacturing Co. Ltd.	800	4,528
#	Sanshin Electronics Co. Ltd.	2,000	27,693
#	Santec Holdings Corp.	600	17,485
	Sanyo Chemical Industries Ltd.	1,600	40,309
	Sanyo Denki Co. Ltd.	1,000	68,725
	Sanyo Electric Railway Co. Ltd.	3,300	46,651
	Sanyo Shokai Ltd.	2,500	48,265
	Sanyo Trading Co. Ltd.	2,600	25,574
	Sato Corp.	3,000	43,414
#	Sato Shoji Corp.	2,600	26,804
	Satori Electric Co. Ltd.	2,600	30,098
	Sawai Group Holdings Co. Ltd.	13,800	198,850
	SAXA, Inc.	400	8,469
		Shares	Value»
JAPAN — (Continued)
*	SBI ARUHI Corp.	1,300	$7,178
#	SBI Global Asset Management Co. Ltd.	6,200	27,709
	SBI Insurance Group Co. Ltd.	1,200	9,237
	SBS Holdings, Inc.	2,300	46,167
	Scroll Corp.	4,700	33,803
	SEC Carbon Ltd.	1,000	13,871
#	Seed Co. Ltd.	1,500	4,996
	Segue Group Co. Ltd.	1,700	6,421
	Seika Corp.	1,600	49,233
	Seikagaku Corp.	5,200	25,841
#	Seikitokyu Kogyo Co. Ltd.	1,400	15,230
	Seiko Group Corp.	3,300	87,109
	Seino Holdings Co. Ltd.	3,000	47,215
#	Seiren Co. Ltd.	5,100	79,240
	Sekisui Jushi Corp.	3,700	48,369
	Sekisui Kasei Co. Ltd.	3,500	8,026
	SEMITEC Corp.	800	9,989
	Senko Group Holdings Co. Ltd.	12,500	148,595
#	Senshu Electric Co. Ltd.	2,000	61,590
	Senshu Ikeda Holdings, Inc.	29,200	96,426
#*	Senshukai Co. Ltd.	3,000	5,585
#	SERAKU Co. Ltd.	1,100	11,020
	Seria Co. Ltd.	4,800	97,450
	Seven Bank Ltd.	65,200	117,329
#	SFP Holdings Co. Ltd.	1,400	21,187
	Sharingtechnology, Inc.	2,400	19,104
#	Shibaura Electronics Co. Ltd.	2,400	99,058
	Shibaura Machine Co. Ltd.	2,500	63,114
	Shibaura Mechatronics Corp.	1,200	56,283
	Shibusawa Logistics Corp.	1,200	26,784
	Shibuya Corp.	2,000	43,421
*	SHIFT, Inc.	18,000	164,703
	Shiga Bank Ltd.	4,699	188,947
	Shikibo Ltd.	900	6,102
	Shikoku Bank Ltd.	5,400	44,897
	Shikoku Electric Power Co., Inc.	18,800	154,499
	Shikoku Kasei Holdings Corp.	4,600	59,253

74

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shima Seiki Manufacturing Ltd.	3,200	$19,626
	Shimadaya Corp.	900	11,788
	Shimizu Bank Ltd.	2,400	23,677
#	Shimojima Co. Ltd.	1,200	10,371
	Shin Nippon Air Technologies Co. Ltd.	2,400	35,459
	Shin Nippon Biomedical Laboratories Ltd.	1,400	14,124
	Shinagawa Refractories Co. Ltd.	4,500	51,901
#	Shindengen Electric Manufacturing Co. Ltd.	1,400	20,250
	Shin-Etsu Polymer Co. Ltd.	5,000	51,231
	Shinko Shoji Co. Ltd.	4,000	24,937
	Shinmaywa Industries Ltd.	7,700	72,558
	Shinnihon Corp.	3,400	39,292
	Shinnihonseiyaku Co. Ltd.	500	8,390
	Shinsho Corp.	3,000	39,543
	Shinwa Co. Ltd. (3447 JP)	1,700	8,643
	Shinwa Co. Ltd. (7607 JP)	1,500	31,818
	Ship Healthcare Holdings, Inc.	9,600	139,272
	Shizuoka Gas Co. Ltd.	5,100	42,027
	SHO-BOND Holdings Co. Ltd.	2,700	96,920
	Shoei Co. Ltd.	6,000	70,470
#	Shoei Foods Corp.	600	17,079
	Showa Sangyo Co. Ltd.	2,000	42,352
	Sigma Koki Co. Ltd.	700	6,466
	SIGMAXYZ Holdings, Inc.	6,800	49,841
	Siix Corp.	3,600	26,509
*	Simplex Holdings, Inc.	2,900	61,380
	Sinanen Holdings Co. Ltd.	1,000	46,503
	Sinfonia Technology Co. Ltd.	3,599	153,889
	Sinko Industries Ltd.	7,200	60,863
	Sintokogio Ltd.	5,338	31,115
	SK Kaken Co. Ltd.	200	12,490
		Shares	Value»
JAPAN — (Continued)
	SK-Electronics Co. Ltd.	1,300	$20,966
	SKY Perfect JSAT Holdings, Inc.	20,600	166,533
#	Smaregi, Inc.	600	13,220
	SMK Corp.	500	8,201
	SMS Co. Ltd.	7,700	71,363
	Socionext, Inc.	16,355	175,907
	Soda Nikka Co. Ltd.	3,100	22,341
	Sodick Co. Ltd.	5,800	30,484
	Soft99 Corp.	2,300	27,824
	Softcreate Holdings Corp.	1,800	24,751
	Software Service, Inc.	400	35,245
	Soken Chemical & Engineering Co. Ltd.	1,600	17,006
	Solasto Corp.	6,800	21,009
	Soliton Systems KK	1,500	13,135
	Sotetsu Holdings, Inc.	9,700	147,894
	Sotoh Co. Ltd.	600	2,795
#	Space Co. Ltd.	4,280	32,759
	Sparx Group Co. Ltd.	2,360	23,874
	SPK Corp.	1,000	14,459
#	S-Pool, Inc.	900	1,889
	Sprix, Inc.	1,600	10,837
	SRA Holdings	1,000	30,451
	SRE Holdings Corp.	1,600	39,481
	SRS Holdings Co. Ltd.	2,500	20,843
#	ST Corp.	2,100	22,071
#	St. Care Holding Corp.	2,600	14,077
#	St. Marc Holdings Co. Ltd.	1,700	31,010
	Star Mica Holdings Co. Ltd.	3,600	24,593
	Star Micronics Co. Ltd.	5,000	57,339
	Starts Corp., Inc.	3,800	103,353
	Starzen Co. Ltd.	6,000	51,231
	Stella Chemifa Corp.	1,500	39,175
	Step Co. Ltd.	1,500	23,965
	Strike Co. Ltd.	2,300	47,310
#	Studio Alice Co. Ltd.	1,100	16,243
	Subaru Enterprise Co. Ltd.	1,000	23,065
#	Sugimoto & Co. Ltd.	3,000	33,788
#	SUMCO Corp.	30,700	211,710
	Sumida Corp.	3,300	21,864
#	Suminoe Co. Ltd.	1,800	15,858
	Sumitomo Bakelite Co. Ltd.	6,300	146,481
	Sumitomo Densetsu Co. Ltd.	2,200	80,854

75

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries Ltd.	3,800	$79,123
	Sumitomo Mitsui Construction Co. Ltd.	21,592	76,525
	Sumitomo Osaka Cement Co. Ltd.	4,000	109,234
	Sumitomo Riko Co. Ltd.	5,000	57,181
	Sumitomo Seika Chemicals Co. Ltd.	900	30,015
	Sumitomo Warehouse Co. Ltd.	7,300	141,797
	Sun Frontier Fudousan Co. Ltd.	3,700	50,634
*	Suncall Corp.	1,500	3,320
	Sun-Wa Technos Corp.	1,500	22,222
#	SUNWELS Co. Ltd.	1,500	6,012
#	Suruga Bank Ltd.	20,500	181,587
#	Suzuden Corp.	1,100	14,976
	Suzuken Co. Ltd.	2,900	104,770
	Suzuki Co. Ltd.	1,400	15,838
	SWCC Corp.	4,300	195,403
	System Research Co. Ltd.	1,200	14,740
	System Support Holdings, Inc.	1,000	14,078
	Systena Corp.	34,600	90,503
#	Syuppin Co. Ltd.	1,800	13,836
	T Hasegawa Co. Ltd.	3,100	62,130
	T RAD Co. Ltd.	1,100	29,535
	Tachibana Eletech Co. Ltd.	2,500	40,886
	Tachikawa Corp.	2,700	28,377
	Tachi-S Co. Ltd.	4,300	47,437
	Tadano Ltd.	13,200	91,451
	Taihei Dengyo Kaisha Ltd.	2,000	68,399
	Taiho Kogyo Co. Ltd.	1,900	8,662
	Taikisha Ltd.	5,200	85,114
	Taiko Bank Ltd.	1,100	10,880
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	800	13,880
	Taiyo Holdings Co. Ltd.	3,500	129,584
	Taiyo Yuden Co. Ltd.	14,500	218,693
	Takamatsu Construction Group Co. Ltd.	2,100	42,540
	Takamiya Co. Ltd.	1,700	4,567
	Takaoka Toko Co. Ltd.	1,200	19,299
		Shares	Value»
JAPAN — (Continued)
	Takara & Co. Ltd.	1,500	$36,348
	Takara Bio, Inc.	5,600	32,057
	Takara Holdings, Inc.	18,700	150,929
	Takara Standard Co. Ltd.	4,000	50,556
	Takasago International Corp.	2,100	98,643
	Takasago Thermal Engineering Co. Ltd.	3,500	154,854
	Takashimaya Co. Ltd.	18,000	138,783
	Takasho Co. Ltd.	1,700	4,807
#	Takatori Corp.	400	4,132
	Take & Give Needs Co. Ltd.	1,300	7,859
#	TAKEBISHI Corp.	1,400	17,448
	Takeuchi Manufacturing Co. Ltd.	3,400	106,428
#	Taki Chemical Co. Ltd.	500	11,002
	Takuma Co. Ltd.	7,800	100,504
#	Tama Home Co. Ltd.	1,900	53,188
	Tamron Co. Ltd.	4,000	90,434
	Tamura Corp.	11,000	35,088
#*	Tanaka Chemical Corp.	1,600	4,946
	Tanseisha Co. Ltd.	5,900	42,871
	Taoka Chemical Co. Ltd.	1,000	7,582
	Tayca Corp.	1,900	17,300
	Tazmo Co. Ltd.	1,200	14,715
	Tbk Co. Ltd.	2,800	5,666
#	TDC Soft, Inc.	5,200	46,062
	TechMatrix Corp.	5,200	74,259
	Techno Horizon Co. Ltd.	1,400	3,633
	Techno Medica Co. Ltd.	700	8,877
	Techno Ryowa Ltd.	1,500	29,941
	Techno Smart Corp.	700	7,831
	TechnoPro Holdings, Inc.	8,900	198,467
	Teijin Ltd.	21,600	181,109
	Teikoku Electric Manufacturing Co. Ltd.	2,300	44,990
	Teikoku Sen-I Co. Ltd.	2,900	50,172
	Teikoku Tsushin Kogyo Co. Ltd.	800	13,202
	Tekken Corp.	1,800	34,932
	Temairazu, Inc.	400	9,929
#	Tenma Corp.	2,000	49,901

76

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tenpos Holdings Co. Ltd.	700	$16,858
	Tera Probe, Inc.	500	9,278
	Terasaki Electric Co. Ltd.	700	10,281
#	TESEC Corp.	700	6,853
	Tess Holdings Co. Ltd.	6,500	15,188
	Tigers Polymer Corp.	1,400	8,533
	TKC Corp.	2,400	67,649
	Toa Corp. (1885 JP)	9,600	92,750
	Toa Corp. (6809 JP)	2,600	16,888
	TOA ROAD Corp.	3,000	32,076
	Toagosei Co. Ltd.	12,300	115,723
	TOBISHIMA HOLDINGS, Inc.	3,420	43,017
	TOC Co. Ltd.	6,100	26,986
	Tocalo Co. Ltd.	8,200	94,447
	Tochigi Bank Ltd.	12,300	27,860
	Toda Corp.	25,600	163,096
#*	Toda Kogyo Corp.	200	1,454
	Toei Co. Ltd.	1,500	54,955
	Toenec Corp.	7,000	55,437
	Toho Bank Ltd.	31,300	77,204
#	Toho Co. Ltd. (8142 JP)	900	20,592
#	Toho Gas Co. Ltd.	2,800	83,756
#	Toho Holdings Co. Ltd.	2,500	81,729
#	Toho Titanium Co. Ltd.	4,500	32,082
#*	Toho Zinc Co. Ltd.	2,700	10,209
	Tohoku Bank Ltd.	800	6,022
#	Tohokushinsha Film Corp.	5,400	21,800
	Tokai Carbon Co. Ltd.	25,500	164,546
	Tokai Corp.	2,500	36,770
	TOKAI Holdings Corp.	10,700	75,031
	Tokai Rika Co. Ltd.	6,900	102,766
	Tokai Tokyo Financial Holdings, Inc.	25,100	82,901
#	Token Corp.	880	82,248
	Tokushu Tokai Paper Co. Ltd.	919	24,004
	Tokuyama Corp.	6,900	140,846
	Tokyo Base Co. Ltd.	2,400	4,401
	Tokyo Electron Device Ltd.	2,400	49,756
	Tokyo Energy & Systems, Inc.	4,100	32,380
#	Tokyo Individualized Educational Institute, Inc.	3,700	8,122
		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	3,024	$119,536
	Tokyo Rope Manufacturing Co. Ltd.	600	5,092
#	Tokyo Sangyo Co. Ltd.	2,700	13,116
	Tokyo Seimitsu Co. Ltd.	3,752	209,373
	Tokyo Steel Manufacturing Co. Ltd.	6,600	74,625
#	Tokyo Tekko Co. Ltd.	1,500	58,468
#	Tokyo Theatres Co., Inc.	600	4,589
#	Tokyotokeiba Co. Ltd.	1,800	52,899
	Tokyu Construction Co. Ltd.	10,400	60,382
	Toli Corp.	6,000	20,515
	Tomato Bank Ltd.	900	7,444
	Tomen Devices Corp.	400	14,947
#	Tomoe Corp.	3,500	36,400
#	Tomoe Engineering Co. Ltd.	3,000	29,049
	Tomoku Co. Ltd.	1,500	25,706
	TOMONY Holdings, Inc.	25,600	98,097
	Tomy Co. Ltd.	8,717	191,922
	Topcon Corp.	13,400	304,325
	Topre Corp.	4,300	52,539
	Topy Industries Ltd.	1,600	23,192
#	Torex Semiconductor Ltd.	1,100	9,123
	Toridoll Holdings Corp.	4,600	137,682
	Torigoe Co. Ltd.	2,500	15,088
	Torii Pharmaceutical Co. Ltd.	1,600	52,430
	Torishima Pump Manufacturing Co. Ltd.	2,000	27,586
	Tosei Corp.	4,200	70,786
	Toshiba TEC Corp.	3,200	60,316
	Tosho Co. Ltd.	2,800	10,772
	Totech Corp.	3,600	65,323
	Totetsu Kogyo Co. Ltd.	3,100	68,410
#	Tottori Bank Ltd.	600	5,391
	Toukei Computer Co. Ltd.	1,000	30,711
	Tow Co. Ltd.	4,500	9,959
#	Towa Bank Ltd.	7,700	33,046
#	Towa Corp.	7,200	67,211

77

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Towa Pharmaceutical Co. Ltd.	3,000	$55,668
	Toyo Construction Co. Ltd.	7,000	65,661
	Toyo Corp.	3,000	28,886
	Toyo Denki Seizo KK	1,000	9,661
#	Toyo Engineering Corp.	3,400	16,053
#	Toyo Gosei Co. Ltd.	600	20,303
#	Toyo Innovex Co. Ltd.	2,600	10,513
	Toyo Kanetsu KK	1,200	29,816
#	Toyo Securities Co. Ltd.	12,000	36,882
	Toyo Tanso Co. Ltd.	1,900	53,394
	Toyo Tire Corp.	8,068	150,846
	Toyobo Co. Ltd.	20,000	124,076
	Toyoda Gosei Co. Ltd.	8,500	163,214
	Toyota Boshoku Corp.	7,381	105,908
	TPR Co. Ltd.	3,300	49,146
#	Transaction Co. Ltd.	2,400	42,665
	Transcosmos, Inc.	3,300	72,109
	TRE Holdings Corp.	6,356	68,497
	Treasure Factory Co. Ltd.	1,400	18,868
	Trenders, Inc.	1,600	10,225
#	Tri Chemical Laboratories, Inc.	3,600	64,279
	Trusco Nakayama Corp.	5,200	77,579
#	TRYT, Inc.	4,700	15,822
	TS Tech Co. Ltd.	11,800	133,372
	TSI Holdings Co. Ltd.	8,125	61,145
#	Tsubaki Nakashima Co. Ltd.	9,000	25,620
	Tsubakimoto Chain Co.	10,500	127,557
	Tsubakimoto Kogyo Co. Ltd.	1,200	18,186
#	Tsuburaya Fields Holdings, Inc.	4,100	53,523
	Tsugami Corp.	5,000	61,593
	Tsukada Global Holdings, Inc.	1,900	7,112
	Tsukishima Holdings Co. Ltd.	4,000	56,138
	Tsukuba Bank Ltd.	5,500	9,275
	Tsumura & Co.	7,800	234,554
	Tsurumi Manufacturing Co. Ltd.	2,000	46,412
	Tsutsumi Jewelry Co. Ltd.	800	12,968
		Shares	Value»
JAPAN — (Continued)
	TV Asahi Holdings Corp.	3,400	$61,842
	Tv Tokyo Holdings Corp.	1,500	41,704
	UACJ Corp.	4,203	141,816
	UBE Corp.	12,100	177,524
	Ubicom Holdings, Inc.	800	7,140
	Uchida Yoko Co. Ltd.	1,200	65,647
	ULS Group, Inc.	300	10,425
#	Ultrafabrics Holdings Co. Ltd.	600	2,989
	Ulvac, Inc.	4,500	152,616
	U-Next Holdings Co. Ltd.	6,600	94,448
	Unipres Corp.	5,500	38,643
	United Arrows Ltd.	2,700	42,623
	United Super Markets Holdings, Inc.	7,321	47,086
	UNITED, Inc.	2,400	11,731
#	Universal Entertainment Corp.	3,800	29,704
	User Local, Inc.	600	6,995
	Ushio, Inc.	11,800	141,929
	UT Group Co. Ltd.	4,300	60,443
	V Technology Co. Ltd.	1,500	21,141
	Valor Holdings Co. Ltd.	4,800	83,983
	Valqua Ltd.	2,100	44,179
#	Value HR Co. Ltd.	1,400	15,313
	ValueCommerce Co. Ltd.	2,300	13,067
	Vector, Inc.	3,300	20,523
	Vertex Corp.	1,800	24,322
	Vision, Inc.	5,000	45,065
*	Visional, Inc.	1,600	96,798
	Vital KSK Holdings, Inc.	5,900	54,311
	VT Holdings Co. Ltd.	7,400	26,186
	Wacoal Holdings Corp.	4,400	153,569
	Wacom Co. Ltd.	600	2,297
	Wakachiku Construction Co. Ltd.	1,700	47,534
	Wakita & Co. Ltd.	3,700	45,721
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	38,668
#	Watahan & Co. Ltd.	2,000	22,726
	WATAMI Co. Ltd.	1,100	8,676
	WDB Holdings Co. Ltd.	1,100	14,039
	WDI Corp.	600	12,686

78

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Weathernews, Inc.	1,400	$34,725
	Wellneo Sugar Co. Ltd.	2,100	34,798
	Wellnet Corp.	2,300	11,689
	West Holdings Corp.	3,408	37,734
#	Will Group, Inc.	1,500	10,244
*	WingArc1st, Inc.	2,600	69,486
	Wood One Co. Ltd.	600	3,711
	World Co. Ltd.	2,800	52,012
	World Holdings Co. Ltd.	1,000	14,010
	Wowow, Inc.	800	5,761
#*	W-Scope Corp.	7,000	12,217
	Xebio Holdings Co. Ltd.	4,700	42,877
	Yahagi Construction Co. Ltd.	4,200	42,728
	YAKUODO Holdings Co. Ltd.	3,000	42,629
	YAMABIKO Corp.	3,960	59,262
	YAMADA Consulting Group Co. Ltd.	1,900	23,291
	Yamae Group Holdings Co. Ltd.	1,700	30,836
	Yamagata Bank Ltd.	3,600	32,423
	Yamaguchi Financial Group, Inc.	8,236	97,303
	Yamaichi Electronics Co. Ltd.	3,100	43,562
#	Yamami Co.	500	16,140
	Yamanashi Chuo Bank Ltd.	4,600	65,610
	Yamatane Corp.	1,000	31,463
	Yamato Corp.	1,400	16,166
#	Yamaura Corp.	1,300	11,085
	Yamaya Corp.	1,000	20,128
	Yamazen Corp.	6,600	64,894
	Yaoko Co. Ltd.	600	40,187
	Yashima Denki Co. Ltd.	2,600	30,854
	Yasuda Logistics Corp.	2,000	23,814
	Yellow Hat Ltd.	9,000	85,772
	Yodogawa Steel Works Ltd.	2,400	97,171
	Yokogawa Bridge Holdings Corp.	4,000	73,284
#	Yokorei Co. Ltd.	6,700	40,019
	Yokowo Co. Ltd.	2,300	19,709
#	Yomeishu Seizo Co. Ltd.	1,000	21,490
	Yondenko Corp.	2,520	23,762
	Yondoshi Holdings, Inc.	2,300	28,349
		Shares	Value»
JAPAN — (Continued)
	Yonex Co. Ltd.	7,400	$121,084
#	Yorozu Corp.	2,000	14,346
*	Yoshimura Food Holdings KK	1,500	9,539
	Yoshinoya Holdings Co. Ltd.	8,200	179,733
#	Yossix Holdings Co. Ltd.	1,200	23,352
#	Yotai Refractories Co. Ltd.	3,000	37,330
	Yuasa Trading Co. Ltd.	2,000	61,205
#	Yukiguni Factory Co. Ltd.	2,100	17,052
	Yurtec Corp.	6,100	78,769
#	Yushin Co.	1,200	5,359
	Yushiro, Inc.	1,000	13,242
	Zacros Corp.	1,400	38,821
	Zenitaka Corp.	400	12,022
#	Zenkoku Hosho Co. Ltd.	6,376	138,334
	Zenrin Co. Ltd.	3,800	31,980
	Zeon Corp.	17,500	171,609
	ZERIA Pharmaceutical Co. Ltd.	3,400	55,755
	ZIGExN Co. Ltd.	10,600	32,982
#	Zojirushi Corp.	3,300	31,699
#	Zuiko Corp.	2,800	21,272
TOTAL JAPAN			74,685,074
LIECHTENSTEIN — (0.1%)
	Liechtensteinische Landesbank AG	1,746	160,306
	VP Bank AG, Class A	427	42,571
TOTAL LIECHTENSTEIN			202,877
LUXEMBOURG — (0.6%)
	Aperam SA	6,050	176,039
*	Aroundtown SA	163,398	488,169
Ω	B&S Group SARL	5,301	34,929
Ω	Befesa SA	2,952	89,762
	d'Amico International Shipping SA	12,281	45,547
*	Grand City Properties SA	13,135	156,769
*	InPost SA	11,168	188,649
#	RTL Group SA	5,870	240,732
Ω	Samsonite Group SA	128,700	230,597
#	SES SA	50,700	268,811
	Sword Group	975	34,576
TOTAL LUXEMBOURG			1,954,580

79

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
MONACO — (0.0%)
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	$33,566
NETHERLANDS — (2.5%)
	Aalberts NV	11,759	390,477
	Acomo NV	2,505	61,566
#*Ω	Alfen NV	727	12,783
#	AMG Critical Materials NV	3,379	60,226
	Arcadis NV	9,292	450,579
*	Argo Properties NV	1,044	32,130
#*Ω	Basic-Fit NV	4,834	109,875
	BE Semiconductor Industries NV	4,052	438,847
#	Brembo NV	20,309	189,903
#	Brunel International NV	2,645	27,902
	Cementir Holding NV	6,965	114,195
	Corbion NV	7,289	155,878
	COSMO Pharmaceuticals NV	1,722	99,865
#Ω	CTP NV	10,026	188,319
	Flow Traders Ltd.	5,117	151,508
	ForFarmers NV	4,983	23,780
	Fugro NV	21,119	247,675
	IMCD NV	4,517	600,674
	Iveco Group NV	26,294	420,075
Ω	Just Eat Takeaway.com NV (JET LN)	8,711	189,865
*Ω	Just Eat Takeaway.com NV (TKWY NA)	8,756	191,626
#	Kendrion NV	2,383	27,748
	Koninklijke BAM Groep NV	57,099	386,777
	Koninklijke Heijmans NV	3,425	175,425
	Koninklijke Vopak NV	10,402	430,130
	MFE-MediaForEurope NV (MFEA IM), Class A	35,632	129,604
	MFE-MediaForEurope NV (MFEB IM), Class B	8,379	40,779
	Nedap NV	608	41,982
	OCI NV	10,813	89,841
*	Onward Medical NV	1,990	9,451
#*	Pharming Group NV	46,831	41,420
	Pluxee NV	7,163	161,093
#	PostNL NV	57,587	58,797
		Shares	Value»
NETHERLANDS — (Continued)
	Qiagen NV	4,788	$204,687
	Randstad NV	9,175	368,282
	RHI Magnesita NV	1,686	70,418
	SBM Offshore NV	22,994	483,427
*	SIF Holding NV	631	6,658
Ω	Signify NV	14,744	305,629
#	Sligro Food Group NV	3,086	41,686
	Technip Energies NV	21,260	725,479
	TKH Group NV	5,041	199,171
#*	TomTom NV	3,556	18,794
	Van Lanschot Kempen NV	6,902	402,990
TOTAL NETHERLANDS			8,578,016
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	154,777	53,336
#*	Aroa Biosurgery Ltd.	37,311	10,488
	Briscoe Group Ltd.	4,326	10,850
	Channel Infrastructure NZ Ltd.	36,614	41,335
#	Delegat Group Ltd.	3,242	7,509
*	Fletcher Building Ltd. (FBU NZ)	22,463	40,899
	Freightways Group Ltd.	12,736	74,455
	Genesis Energy Ltd.	49,757	65,019
*	Gentrack Group Ltd.	9,860	68,696
	Hallenstein Glasson Holdings Ltd.	5,327	23,009
#	Heartland Group Holdings Ltd.	87,409	40,017
#	Investore Property Ltd.	33,140	20,105
*	KMD Brands Ltd.	57,266	11,189
	Manawa Energy Ltd.	4,827	13,912
*	Neuren Pharmaceuticals Ltd.	1,411	10,521
#	NZME Ltd. (NZM AU)	14,069	8,731
	NZX Ltd.	26,482	24,218
*	Oceania Healthcare Ltd.	61,685	23,855
*	Pacific Edge Ltd.	48,944	2,859
	PGG Wrightson Ltd.	1,057	1,206
*	Rakon Ltd.	8,385	2,788
#	Restaurant Brands New Zealand Ltd.	2,935	5,755
*	Ryman Healthcare Ltd.	38,928	51,060
	Sanford Ltd.	8,585	23,354
	Scales Corp. Ltd.	8,503	21,008
*	Serko Ltd.	3,777	8,102

80

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Skellerup Holdings Ltd.	13,671	$34,291
	SKY Network Television Ltd.	12,046	17,652
	SKYCITY Entertainment Group Ltd.	63,893	43,380
	Steel & Tube Holdings Ltd.	31,557	13,520
	Summerset Group Holdings Ltd.	16,594	106,189
#	Tourism Holdings Ltd.	14,242	11,612
	TOWER Ltd.	45,071	35,540
	Turners Automotive Group Ltd.	5,001	17,223
*	Vista Group International Ltd.	35,213	74,112
	Vulcan Steel Ltd.	2,199	10,401
#*	Warehouse Group Ltd.	13,502	6,568
TOTAL NEW ZEALAND			1,034,764
NORWAY — (0.8%)
#	2020 Bulkers Ltd.	1,664	17,785
	ABG Sundal Collier Holding ASA	48,103	30,378
	AF Gruppen ASA	2,925	41,981
*	Akastor ASA	20,811	22,393
	Aker BioMarine ASA	2,247	11,482
	Aker Solutions ASA	26,055	70,716
	AMSC ASA	10,667	27,412
*	ArcticZymes Technologies ASA	4,800	7,632
	Atea ASA	9,153	125,233
*	Axactor ASA	25,001	11,284
	B2 Impact ASA	23,892	26,165
*	BEWi ASA	6,546	13,635
*	Bluenord ASA	2,137	122,421
	Bonheur ASA	2,161	50,042
	Borregaard ASA	4,135	71,146
	Bouvet ASA	10,437	80,548
#*	BW Energy Ltd.	4,501	11,776
	BW Offshore Ltd.	10,768	29,511
*	Cloudberry Clean Energy ASA	22,324	26,697
*Ω	Crayon Group Holding ASA	8,140	97,495
	DNO ASA	55,702	63,529
*Ω	Elkem ASA	32,694	57,511
Ω	Elmera Group ASA	17,422	62,101
	Elopak ASA	20,567	83,969
Ω	Europris ASA	16,921	125,458
#*	FLEX LNG Ltd. (FLNG US)	3,156	74,450
		Shares	Value»
NORWAY — (Continued)
#	Grieg Seafood ASA	5,477	$34,559
*	Hexagon Composites ASA	17,331	31,252
#*	Hexagon Purus ASA	5,948	1,101
Ω	Kid ASA	5,116	71,879
	Kitron ASA	23,107	114,479
Ω	Klaveness Combination Carriers ASA	3,243	18,829
*	Kongsberg Automotive ASA	96,264	12,508
*	LINK Mobility Group Holding ASA	33,260	78,322
	Medistim ASA	1,791	27,666
	Morrow Bank ASA	13,215	12,759
	MPC Container Ships ASA	44,680	66,071
Ω	Multiconsult ASA	2,262	41,344
	Norbit ASA	4,217	57,915
*	Nordic Mining ASA	10,260	20,633
#*Ω	Norske Skog ASA	7,831	13,670
*	Northern Ocean Ltd.	15,527	8,787
*	Norwegian Air Shuttle ASA	69,005	91,126
*	NRC Group ASA	4,746	2,257
	Odfjell Drilling Ltd.	14,732	76,684
	Odfjell SE, Class A	2,813	26,542
	Odfjell Technology Ltd.	1,620	6,448
*	OKEA ASA	3,071	4,837
#Ω	Okeanis Eco Tankers Corp.	2,062	48,217
*	Otello Corp. ASA	4,092	3,802
	Panoro Energy ASA	13,679	29,901
	Pareto Bank ASA	5,469	38,820
	Pexip Holding ASA	6,590	25,048
*	PhotoCure ASA	3,580	18,530
	Rana Gruber ASA	3,575	25,449
#*	REC Silicon ASA	35,228	7,186
	Rogaland Sparebank	1,135	14,063
*	SATS ASA	13,284	47,990
*Ω	Scatec ASA	13,436	102,539
	Sea1 offshore, Inc.	8,468	16,018
	Selvaag Bolig ASA	5,226	17,542
#*Ω	Shelf Drilling Ltd.	13,484	6,111
#*	SmartCraft ASA	8,158	20,360
*	Solstad Offshore ASA	4,068	14,851
	Sparebanken More	3,895	37,438
	Stolt-Nielsen Ltd.	3,225	72,408
	Wilh Wilhelmsen Holding ASA, Class A	1,573	58,619
	Wilh Wilhelmsen Holding ASA, Class B	306	11,117

81

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Zaptec ASA	6,598	$11,301
TOTAL NORWAY			2,809,728
PORTUGAL — (0.6%)
#	Altri SGPS SA	13,025	89,626
	Banco Comercial Portugues SA, Class R	1,695,840	1,084,657
	Corticeira Amorim SGPS SA	5,127	44,290
	CTT-Correios de Portugal SA	11,368	100,135
	Ibersol SGPS SA	3,299	34,773
#	Mota-Engil SGPS SA	12,914	51,259
	Navigator Co. SA	31,787	120,629
	NOS SGPS SA	33,682	140,571
	REN - Redes Energeticas Nacionais SGPS SA	53,792	176,555
	Semapa-Sociedade de Investimento e Gestao	1,712	32,089
	Sonae SGPS SA	109,133	138,592
TOTAL PORTUGAL			2,013,176
SINGAPORE — (0.8%)
*	AEM Holdings Ltd.	29,282	26,520
	Aztech Global Ltd.	18,500	7,512
	Boustead Singapore Ltd.	42,092	33,490
	Bukit Sembawang Estates Ltd.	15,900	43,095
Ω	BW LPG Ltd.	852	8,559
	Capitaland India Trust	99,814	74,468
	China Aviation Oil Singapore Corp. Ltd.	27,800	18,098
	China Sunsine Chemical Holdings Ltd.	43,800	18,292
	Chuan Hup Holdings Ltd.	87,000	10,679
	ComfortDelGro Corp. Ltd.	201,300	236,161
*	COSCO Shipping International Singapore Co. Ltd.	175,500	16,804
*	Creative Technology Ltd.	2,650	1,814
	CSE Global Ltd.	42,823	13,727
*	Del Monte Pacific Ltd.	39,100	2,010
	Delfi Ltd.	32,000	17,665
		Shares	Value»
SINGAPORE — (Continued)
	DFI Retail Group Holdings Ltd.	14,100	$35,590
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	227,326	0
	Far East Orchard Ltd.	11,554	9,010
	First Resources Ltd.	60,300	69,766
	Food Empire Holdings Ltd.	26,500	30,638
	Fraser & Neave Ltd.	24,800	23,179
	Frencken Group Ltd.	23,200	18,022
*	Fu Yu Corp. Ltd.	62,300	4,744
	Geo Energy Resources Ltd.	62,900	17,129
	Golden Agri-Resources Ltd.	641,300	117,885
	GuocoLand Ltd.	41,300	44,586
	Haw Par Corp. Ltd.	10,000	99,267
	Ho Bee Land Ltd.	24,900	34,308
	Hong Fok Corp. Ltd.	54,120	30,450
	Hong Leong Asia Ltd.	16,000	13,380
	Hong Leong Finance Ltd.	28,500	56,219
	Hotel Grand Central Ltd.	44,475	23,649
	Hour Glass Ltd.	15,200	18,275
	Hutchison Port Holdings Trust	544,100	81,001
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	54,302
	Indofood Agri Resources Ltd.	28,000	6,747
	Keppel Infrastructure Trust	359,185	110,108
	Mandarin Oriental International Ltd.	29,400	52,993
	Metro Holdings Ltd.	51,300	14,533
	Micro-Mechanics Holdings Ltd.	5,200	6,517
*††	Midas Holdings Ltd.	114,000	0
	Nanofilm Technologies International Ltd.	23,000	9,262
	Netlink NBN Trust	252,800	177,043
*	Oceanus Group Ltd.	837,300	3,866
	Olam Group Ltd.	34,700	25,686
	OUE Ltd.	32,900	23,678
*	Oxley Holdings Ltd.	85,599	4,435
	Propnex Ltd.	24,200	19,462
	QAF Ltd.	16,600	10,616
	Raffles Medical Group Ltd.	85,287	66,027
	Riverstone Holdings Ltd.	50,900	35,273
	SATS Ltd.	6,000	12,939

82

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	SBS Transit Ltd.	8,500	$19,296
	Sheng Siong Group Ltd.	66,800	90,002
	SIA Engineering Co. Ltd.	22,600	38,766
	SIIC Environment Holdings Ltd. (SIIC SP)	58,600	7,243
	Sinarmas Land Ltd.	108,000	26,067
	Singapore Land Group Ltd.	16,800	25,765
	Singapore Post Ltd.	134,500	58,864
	Stamford Land Corp. Ltd.	40,485	10,908
	StarHub Ltd.	68,000	60,951
	Straits Trading Co. Ltd.	16,749	18,355
*††	Swiber Holdings Ltd.	17,249	0
*	Thomson Medical Group Ltd.	346,900	11,155
	Tuan Sing Holdings Ltd.	51,564	9,868
	UMS Integration Ltd.	44,262	36,602
	UOB-Kay Hian Holdings Ltd.	46,445	64,115
	Valuetronics Holdings Ltd.	29,800	14,629
	Venture Corp. Ltd.	22,700	201,508
	Vicom Ltd.	8,800	9,084
	Wing Tai Holdings Ltd.	50,670	45,383
	Yeo Hiap Seng Ltd.	2,538	1,088
TOTAL SINGAPORE			2,639,128
SPAIN — (2.6%)
	Acciona SA	1,987	289,552
	Acerinox SA	18,875	213,312
Ω	Aedas Homes SA	1,812	58,479
	Almirall SA	11,779	130,697
*	Amper SA	209,940	34,529
	Atresmedia Corp. de Medios de Comunicacion SA	14,163	89,410
	Audax Renovables SA	22,690	38,977
	Azkoyen SA	2,184	18,883
	Banco de Sabadell SA	591,420	1,725,635
	Bankinter SA	54,381	633,481
	CIE Automotive SA	9,684	256,003
	Construcciones y Auxiliar de Ferrocarriles SA	2,025	98,978
		Shares	Value»
SPAIN — (Continued)
#	Corp. ACCIONA Energias Renovables SA	2,173	$40,620
*	Distribuidora Internacional de Alimentacion SA	2,246	58,035
	Ebro Foods SA	7,810	152,547
#	EDP Renovaveis SA	6,766	63,362
*	eDreams ODIGEO SA	6,147	51,417
	Elecnor SA	6,341	135,941
	Enagas SA	26,312	410,253
	Ence Energia y Celulosa SA	13,122	42,316
	Ercros SA	14,096	47,710
	Faes Farma SA	40,443	196,376
	Fluidra SA	9,216	213,365
Ω	Gestamp Automocion SA	11,248	33,599
Ω	Global Dominion Access SA	6,257	20,665
*	Grenergy Renovables SA	1,360	78,129
*	Grifols SA	22,700	214,938
	Grupo Catalana Occidente SA	5,499	306,254
	Grupo Empresarial San Jose SA	2,273	14,917
	Iberpapel Gestion SA (IBG SM)	982	22,675
	Indra Sistemas SA	15,608	497,644
	Laboratorio Reig Jofre SA	1,760	5,814
	Laboratorios Farmaceuticos Rovi SA	3,229	189,300
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	73,838
	Logista Integral SA	7,624	260,652
	Mapfre SA	98,862	351,949
	Melia Hotels International SA	13,608	98,783
	Miquel y Costas & Miquel SA	3,439	52,567
Ω	Neinor Homes SA	4,984	86,759
*	Obrascon Huarte Lain SA	33,213	11,666
	Pharma Mar SA	2,005	169,846
	Prim SA	846	9,808
*	Promotora de Informaciones SA, Class A	21,413	9,631

83

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Prosegur Cash SA	36,936	$32,137
	Realia Business SA	40,885	41,744
	Sacyr SA	57,897	212,374
*	Solaria Energia y Medio Ambiente SA	6,205	46,770
#*††	Soltec Power Holdings SA	2,859	3,883
*Ω	Talgo SA	10,483	37,997
*	Tecnicas Reunidas SA	8,254	138,528
	Tubacex SA	17,770	73,284
#Ω	Unicaja Banco SA	190,239	362,604
	Vidrala SA	3,096	337,458
	Viscofan SA	5,215	376,218
	Vocento SA	10,365	8,181
TOTAL SPAIN			9,180,490
SWEDEN — (2.9%)
Ω	AcadeMedia AB	11,393	93,749
#	AddLife AB, Class B	13,777	261,447
#	Addnode Group AB	14,839	127,752
	AFRY AB	13,027	225,685
Ω	Alimak Group AB	9,300	117,706
#	Alleima AB	20,812	163,631
	Alligo AB, Class B	3,336	38,091
Ω	Ambea AB	15,686	189,495
*	Annehem Fastigheter AB, Class B	4,374	7,146
	AQ Group AB	8,425	135,571
	Arise AB	2,664	9,512
#	Arjo AB, Class B	28,363	95,018
Ω	Attendo AB	23,905	162,731
*	Balco Group AB	780	1,935
	Beijer Alma AB	5,922	123,188
	Bergman & Beving AB	5,203	157,964
	Betsson AB, Class B	15,760	275,628
*	BHG Group AB	34,784	83,118
	Bilia AB, Class A	9,569	119,760
	Billerud Aktiebolag	11,306	119,301
	BioGaia AB, Class B	1,790	19,055
*	BioInvent International AB	7,181	23,317
*	Bonava AB, Class B	29,853	39,753
*Ω	Boozt AB	5,306	46,262
Ω	Bravida Holding AB	4,549	43,347
	BTS Group AB, Class B	760	18,254
	Bufab AB	3,329	137,597
	Bulten AB	1,365	8,336
	Bure Equity AB	3,040	102,426
	Byggmax Group AB	8,034	39,676
	Catella AB	6,126	18,751
		Shares	Value»
SWEDEN — (Continued)
	Catena AB	1,184	$55,738
	Cellavision AB	2,847	59,353
	Cibus Nordic Real Estate AB publ	6,346	109,832
#*	Cint Group AB	33,048	24,933
	Clas Ohlson AB, Class B	7,761	219,854
	Cloetta AB, Class B	35,878	104,376
	Coinshares International Ltd.	3,030	24,312
#Ω	Coor Service Management Holding AB	11,573	46,614
#	Corem Property Group AB (COREB SS), Class B	40,500	20,480
	Corem Property Group AB (CORED SS), Class D	1,514	32,628
	CTT Systems AB	1,396	29,472
	Dios Fastigheter AB	16,804	116,691
Ω	Dometic Group AB	24,081	86,818
#*Ω	Dustin Group AB	35,752	12,662
*	Dynavox Group AB	7,708	69,792
	Eastnine AB	12,380	57,514
	Elanders AB, Class B	2,467	13,734
*	Electrolux AB, Class B	3,613	22,556
	Electrolux Professional AB, Class B	22,887	132,609
	Elekta AB, Class B	17,740	90,334
*	Eltel AB	2,122	1,732
*	Enea AB	2,398	16,405
	Eolus Vind AB, Class B	1,951	9,404
	Ependion AB	3,083	36,864
	Ework Group AB	1,919	28,951
#	Fagerhult Group AB	9,325	40,302
#	Fasadgruppen Group AB	1,014	2,044
*	Fastighets AB Trianon	3,524	7,061
*	Fastighetsbolaget Emilshus AB, Class B	530	2,508
	FastPartner AB (FPARA SS), Class A	7,836	46,043
*	Ferronordic AB	734	3,559
	FormPipe Software AB	2,655	7,273
	G5 Entertainment AB	858	11,572
#*	GARO AB	263	510
	Granges AB	13,482	168,399

84

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Green Landscaping Group AB	965	$5,995
	Hanza AB	4,490	33,262
	Heba Fastighets AB, Class B	11,429	34,524
#*	Hexatronic Group AB	7,514	19,883
#*	HMS Networks AB	3,262	146,216
*Ω	Hoist Finance AB	11,346	101,857
	Hufvudstaden AB, Class A	1,203	14,648
*	Humana AB	7,849	33,188
#	Instalco AB	18,294	50,721
	INVISIO AB	3,226	129,655
	Inwido AB	6,754	143,135
	ITAB Shop Concept AB	12,770	33,591
	JM AB	8,467	135,080
*	John Mattson Fastighetsforetagen AB	2,266	14,388
	Kabe Group AB, Class B	409	10,542
*	Karnov Group AB	5,578	52,356
#*	K-fast Holding AB	9,722	12,614
*	Klarabo Sverige AB, Class B	14,295	23,975
#	KNOW IT AB	4,178	62,426
	Lime Technologies AB	1,571	63,416
	Lindab International AB	12,632	265,584
*	Maha Energy AB	6,730	2,800
*	Medcap AB	2,076	93,648
	MEKO AB	6,042	79,333
*	Midsona AB, Class B	2,500	2,348
#	MIPS AB	975	34,364
*	Modern Times Group MTG AB, Class B	17,794	213,193
	Momentum Group AB	4,931	81,420
#	NCAB Group AB	16,504	72,731
	NCC AB, Class B	12,373	230,354
	Nederman Holding AB	2,831	49,398
*	Net Insight AB, Class B	41,507	12,567
	New Wave Group AB, Class B	11,290	138,154
	Nilorngruppen AB, Class B	954	5,853
#*	Nobia AB	59,716	20,609
	Nolato AB, Class B	22,976	129,090
*	Norion Bank AB	8,935	36,373
*	Norva24 Group AB	4,060	15,209
	Note AB	1,939	32,258
		Shares	Value»
SWEDEN — (Continued)
	NP3 Fastigheter AB	4,244	$110,589
*	Nyfosa AB	24,501	229,989
	OEM International AB, Class B	8,880	127,094
#*	Orron Energy AB	27,733	13,837
*	Ovzon AB	10,915	28,348
	Peab AB, Class B	27,631	229,837
	Platzer Fastigheter Holding AB, Class B	6,591	51,797
*	Pricer AB, Class B	41,621	25,296
	Proact IT Group AB	2,325	27,813
	Ratos AB, Class B	31,729	108,285
	RaySearch Laboratories AB	5,421	146,786
	Rejlers AB	1,542	28,621
*	Rottneros AB	8,130	5,055
	Rvrc Holding AB	8,199	42,544
#	Samhallsbyggnadsbolaget i Norden AB	43,582	17,693
	Scandi Standard AB	5,934	54,067
Ω	Scandic Hotels Group AB	29,182	227,130
*	Sdiptech AB, Class B	3,524	78,922
*Ω	Sinch AB	75,291	175,034
	SinterCast AB	685	7,407
	SkiStar AB	4,670	80,880
	Solid Forsakring AB	1,512	12,077
*	Stendorren Fastigheter AB	2,374	50,640
*	Stillfront Group AB	50,717	26,002
	Storskogen Group AB, Class B	195,841	258,026
	Synsam AB	4,750	24,169
	Systemair AB	12,291	105,255
*	TF Bank AB	911	33,518
#*	Tobii AB	20,318	4,615
	Troax Group AB	4,185	57,999
	Truecaller AB, Class B	21,395	161,007
	VBG Group AB, Class B	4,057	113,569
*	Vestum AB	21,461	23,004
#*	Viaplay Group AB	47,184	2,713
	Vitec Software Group AB, Class B	3,155	144,155
	Volati AB	1,959	24,130
	XANO Industri AB, Class B	1,571	6,976
#*	XSpray Pharma AB	2,334	8,426
TOTAL SWEDEN			10,228,194

85

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (7.4%)
	Accelleron Industries AG (ACLN SW)	12,678	$680,611
	Adecco Group AG	19,554	508,916
	Allreal Holding AG	2,145	472,629
	ALSO Holding AG	928	283,416
	APG SGA SA	211	56,929
#	Arbonia AG	6,387	48,469
*	Aryzta AG	151,969	381,163
	Ascom Holding AG	5,945	23,317
	Autoneum Holding AG	491	73,587
	Avolta AG	8,278	377,210
	Baloise Holding AG	4,012	892,560
	Banque Cantonale de Geneve	373	111,766
#	Banque Cantonale Vaudoise	1,443	177,601
	Barry Callebaut AG	99	88,755
	Belimo Holding AG	1,399	1,188,676
	Bell Food Group AG	344	110,678
	Bellevue Group AG	1,225	12,747
	Berner Kantonalbank AG	606	186,380
	BKW AG	1,283	257,225
#	Bossard Holding AG, Class A	869	189,503
	Bucher Industries AG	956	412,919
	Burckhardt Compression Holding AG	467	317,509
	Burkhalter Holding AG	204	30,347
	Bystronic AG	206	62,888
#	Calida Holding AG	61	1,175
	Carlo Gavazzi Holding AG	62	14,612
*	Cavotec SA	3,590	5,653
	Cembra Money Bank AG	4,341	523,997
#	Cham Swiss Properties AG	498	13,325
*	Cicor Technologies Ltd.	259	34,926
	Cie Financiere Tradition SA	477	126,141
#	Clariant AG	26,539	297,052
#	Coltene Holding AG	373	28,296
	CPH Group AG	351	28,167
	Daetwyler Holding AG	888	128,219
	DKSH Holding AG	4,476	329,744
#*	DocMorris AG	998	28,135
	dormakaba Holding AG	353	297,776
		Shares	Value»
SWITZERLAND — (Continued)
	EDAG Engineering Group AG	1,225	$9,136
	EFG International AG	17,150	259,451
	Emmi AG	291	286,247
#*	Feintool International Holding AG	549	7,392
	Fenix Outdoor International AG	523	32,982
	Flughafen Zurich AG	2,650	667,754
	Forbo Holding AG	111	106,499
	Fundamenta Real Estate AG	3,625	74,840
Ω	Galenica AG	6,980	731,104
*	GAM Holding AG	11,357	1,440
#	Georg Fischer AG	11,602	838,879
	Glarner Kantonalbank	419	11,185
*	Gurit Holding AG, Class BR	550	8,659
	Helvetia Holding AG	3,648	804,740
	Hiag Immobilien Holding AG	563	68,232
	Huber & Suhner AG	2,430	213,823
	Hypothekarbank Lenzburg AG	9	43,813
	Implenia AG	2,143	121,203
	Inficon Holding AG	3,430	363,950
	Interroll Holding AG	83	182,154
	Intershop Holding AG	820	134,542
	Investis Holding SA	420	61,854
	IVF Hartmann Holding AG	61	11,369
	Jungfraubahn Holding AG	792	190,492
	Kardex Holding AG	936	235,800
#*	Komax Holding AG	457	56,856
*	Kudelski SA	6,965	10,159
	Landis & Gyr Group AG	2,688	172,884
	LEM Holding SA	81	67,593
	Luzerner Kantonalbank AG	2,543	214,977
Ω	Medacta Group SA	1,084	175,975
Ω	Medmix AG	1,720	21,521
#	Meier Tobler Group AG	348	14,634
	Metall Zug AG, Class B	32	39,886
	Mikron Holding AG	1,746	33,901
#	Mobilezone Holding AG	5,769	79,304
	Mobimo Holding AG	1,015	392,035
*Ω	Montana Aerospace AG	2,568	51,285

86

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Naturenergie Holding AG	1,891	$74,205
	Novavest Real Estate AG	789	35,741
	OC Oerlikon Corp. AG Pfaffikon	20,076	85,165
	Orell Fuessli AG	108	12,819
#	Orior AG	654	14,809
#*	Peach Property Group AG	2,176	16,549
	Phoenix Mecano AG	95	48,925
	Plazza AG, Class A	145	62,840
*Ω	PolyPeptide Group AG	317	7,345
	PSP Swiss Property AG	6,211	1,105,996
	Rieter Holding AG	369	31,436
	Romande Energie Holding SA	1,575	81,838
	Schweiter Technologies AG	122	56,222
#	SFS Group AG	2,453	331,586
	Siegfried Holding AG	5,700	678,622
	SIG Group AG	25,557	492,993
	SKAN Group AG	1,231	100,879
	Softwareone Holding AG	6,202	42,931
	St. Galler Kantonalbank AG	393	236,747
#	Stadler Rail AG	4,427	116,771
	Sulzer AG	2,945	498,471
#	Swatch Group AG (UHR SW)	1,752	304,046
#	Swatch Group AG (UHRN SW)	2,405	83,586
	Swiss Prime Site AG	9,423	1,328,700
	Swissquote Group Holding SA	2,390	1,233,710
	Tecan Group AG	763	148,601
	Temenos AG	8,165	584,862
	Thurgauer Kantonalbank	118	20,733
*	Trifork Group AG	711	10,097
	TX Group AG	513	115,408
	u-blox Holding AG	983	99,634
	Valiant Holding AG	2,513	370,110
#	Varia U.S. Properties AG	834	20,731
	Vaudoise Assurances Holding SA	160	116,734
	Vetropack Holding AG	1,753	60,550
	Vontobel Holding AG	4,050	292,667
	VZ Holding AG	2,147	443,026
	V-ZUG Holding AG	260	21,894
		Shares	Value»
SWITZERLAND — (Continued)
	Walliser Kantonalbank	485	$72,828
#	Warteck Invest AG	35	81,781
	Ypsomed Holding AG	719	306,343
	Zehnder Group AG	1,161	77,284
	Zug Estates Holding AG, Class B	41	105,377
	Zuger Kantonalbank	19	195,498
TOTAL SWITZERLAND			25,828,659
UNITED KINGDOM — (11.2%)
	4imprint Group PLC	3,540	162,145
	Aberdeen Group PLC	158,796	313,623
*	Accesso Technology Group PLC	3,718	23,617
	Advanced Medical Solutions Group PLC	19,397	49,978
	AG Barr PLC	14,305	132,368
	AJ Bell PLC	45,769	260,483
Ω	Alfa Financial Software Holdings PLC	12,585	37,416
	Allfunds Group PLC	6,947	39,219
*	Alliance Pharma PLC	67,755	58,416
	Anglo-Eastern Plantations PLC	3,206	32,581
	Anglogold Ashanti PLC (AU US)	924	38,956
*	AO World PLC	29,565	38,807
	Ashmore Group PLC	60,983	117,846
	Ashtead Technology Holdings PLC	9,541	63,626
#*	ASOS PLC	3,183	12,224
#*Ω	Aston Martin Lagonda Global Holdings PLC	12,171	10,971
	Atalaya Mining Copper SA	8,373	40,831
*	Auction Technology Group PLC	7,425	57,821
	Avon Technologies PLC	2,469	44,880
	Babcock International Group PLC	69,178	745,240
Ω	Bakkavor Group PLC	52,189	119,894
	Balfour Beatty PLC	86,396	528,430
	Begbies Traynor Group PLC	14,548	17,766
	Bellway PLC	22,114	793,931
	Berkeley Group Holdings PLC	6,570	366,233

87

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bloomsbury Publishing PLC	14,973	$119,141
	Bodycote PLC	22,425	142,619
#*	boohoo Group PLC	115,749	33,408
	Breedon Group PLC	29,120	167,532
Ω	Bridgepoint Group PLC	42,522	152,434
	Brooks Macdonald Group PLC	1,728	33,741
	Burberry Group PLC	9,560	93,103
	Burford Capital Ltd.	43,130	590,278
	Bytes Technology Group PLC (BYIT LN)	31,641	215,163
*	Capita PLC	16,242	39,836
	Capital Ltd.	18,600	16,723
	Capricorn Energy PLC	15,872	52,539
	Card Factory PLC	36,595	46,380
	Carr's Group PLC	9,024	15,360
	Castings PLC	4,744	16,211
	Central Asia Metals PLC	23,942	49,127
	Chemring Group PLC	35,709	190,734
	Chesnara PLC	25,220	86,572
	Clarkson PLC	4,093	179,902
*	Close Brothers Group PLC	27,621	120,115
Ω	CMC Markets PLC	20,029	65,025
	Coats Group PLC	226,657	219,500
	Cohort PLC	1,455	26,788
	Computacenter PLC	10,177	329,161
	Conduit Holdings Ltd.	2,750	12,658
	Costain Group PLC	36,358	53,254
	Cranswick PLC	7,370	510,084
	Crest Nicholson Holdings PLC	39,673	95,554
*	Currys PLC	162,568	240,932
	CVS Group PLC	7,474	107,414
*	De La Rue PLC	36,358	62,721
*	DFS Furniture PLC	28,727	55,966
*	Dialight PLC	1,573	2,241
	Direct Line Insurance Group PLC	143,281	541,172
	DiscoverIE Group PLC	13,083	99,152
	Diversified Energy Co. PLC (DEC LN)	5,748	72,413
	Domino's Pizza Group PLC	48,509	174,494
	dotdigital group PLC	39,655	43,867
	Dr. Martens PLC	59,425	43,798
	Drax Group PLC	56,007	461,999
	Dunelm Group PLC	13,915	204,345
	easyJet PLC	28,834	191,171
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ecora Resources PLC	27,228	$19,846
*	EKF Diagnostics Holdings PLC	40,219	11,543
	Elementis PLC	93,313	156,843
	Endeavour Mining PLC	23,043	624,297
	Energean PLC	15,023	177,972
*	EnQuest PLC	368,832	67,038
	Entain PLC	35,220	301,093
	Epwin Group PLC	39	48
	Essentra PLC	41,569	49,966
	FDM Group Holdings PLC	12,308	36,830
	Firstgroup PLC	130,935	302,015
Ω	Forterra PLC	26,491	66,042
	Foxtons Group PLC	63,052	49,819
*	Frasers Group PLC	19,915	176,089
*	Frontier Developments PLC	2,549	6,823
	Fuller Smith & Turner PLC, Class A	5,788	43,458
*	Fund Technologies PLC	1,936	46,074
*Ω	Funding Circle Holdings PLC	26,177	39,781
	Future PLC	11,695	111,221
	Galliford Try Holdings PLC	19,567	101,789
	Games Workshop Group PLC	3,088	635,950
*	Gaming Realms PLC	21,915	11,611
	Gamma Communications PLC	10,921	194,960
	GB Group PLC	26,873	88,070
*	Genel Energy PLC	20,214	14,852
	Genuit Group PLC	52,378	266,724
	Genus PLC	3,312	81,390
*	Georgia Capital PLC	6,426	139,223
	Gooch & Housego PLC	2,118	10,640
	Goodwin PLC	172	15,565
	Grainger PLC	102,954	295,370
	Greggs PLC	13,228	329,311
	Gulf Keystone Petroleum Ltd.	47,620	97,588
*	Gulf Marine Services PLC	6,061	1,382
*Ω	Gym Group PLC	22,995	44,331
	H&T Group PLC	4,686	25,535
	Halfords Group PLC	37,620	77,873
	Harbour Energy PLC	78,816	161,079

88

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hargreaves Services PLC	1,423	$11,633
	Harworth Group PLC	24,301	56,928
	Hays PLC	269,849	257,787
	Headlam Group PLC	13,204	13,851
	Helical PLC	8,856	25,512
*	Helios Towers PLC	123,562	177,764
	Henry Boot PLC	13,323	38,716
	Hikma Pharmaceuticals PLC	12,483	330,794
	Hill & Smith PLC	13,237	318,221
	Hilton Food Group PLC	9,754	116,030
	Hiscox Ltd.	40,810	600,632
*	Hochschild Mining PLC	68,954	259,660
	Hollywood Bowl Group PLC	23,602	92,172
*Ω	Hostelworld Group PLC	3,800	5,442
	Howden Joinery Group PLC	24,559	252,552
	Hunting PLC	21,793	75,194
Ω	Ibstock PLC	46,814	112,447
	IDOX PLC	36,392	26,637
	IG Group Holdings PLC	40,370	575,393
	IMI PLC	13,389	317,759
	Impax Asset Management Group PLC	5,042	10,281
	Inchcape PLC	47,249	423,379
*	Indivior PLC	2,073	23,524
	IntegraFin Holdings PLC	41,048	167,639
	International Distribution Services PLC	82,471	403,033
	International Personal Finance PLC	52,018	96,947
	International Workplace Group PLC	116,707	288,965
	iomart Group PLC	16,597	5,572
*	IP Group PLC	112,572	63,801
#*	IQE PLC	82,255	9,966
	ITV PLC	412,974	445,100
	J D Wetherspoon PLC	13,350	116,741
*	James Fisher & Sons PLC	6,723	27,163
	James Halstead PLC	42,326	86,720
		Shares	Value»
UNITED KINGDOM — (Continued)
	JD Sports Fashion PLC	161,741	$170,282
	JET2 PLC	18,252	386,239
*	John Wood Group PLC	73,731	18,144
	Johnson Matthey PLC	16,592	285,672
	Johnson Service Group PLC	68,407	128,103
	Jupiter Fund Management PLC	65,869	63,670
	Just Group PLC	152,125	286,934
	Kainos Group PLC	8,664	84,340
	Keller Group PLC	11,585	220,604
	Kier Group PLC	96,324	187,275
	Kingfisher PLC	75,885	291,664
	Kitwave Group PLC	3,322	13,213
	Knights Group Holdings PLC	5,278	9,508
	Lancashire Holdings Ltd.	35,221	265,112
	Lion Finance Group PLC	6,114	490,422
	Liontrust Asset Management PLC	9,051	39,849
	London Investment Group PLC	2,089	9,961
	LSL Property Services PLC	9,596	35,777
Ω	Luceco PLC	8,203	15,168
	M&C Saatchi PLC	3,423	7,214
	M&G PLC	14,337	39,784
	Macfarlane Group PLC	19,165	26,516
	Man Group PLC	163,904	357,747
	Marshalls PLC	22,922	85,969
*	Marston's PLC	104,647	50,358
*	McBride PLC	30,429	58,494
	Me Group International PLC	40,883	110,457
	Mears Group PLC	23,027	119,199
*	Metro Bank Holdings PLC	24,939	33,477
	Midwich Group PLC	8,466	22,320
*	Mitchells & Butlers PLC	57,716	191,539
	Mitie Group PLC	182,589	352,098
	MJ Gleeson PLC	7,302	49,404
*	Mobico Group PLC	102,728	42,657
	MONY Group PLC	72,167	195,318
	Moonpig Group PLC	43,083	131,857
	Morgan Advanced Materials PLC	39,964	104,929

89

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Morgan Sindall Group PLC	6,870	$324,740
#	Mortgage Advice Bureau Holdings Ltd.	4,749	51,529
	Mountview Estates PLC	77	9,675
	MP Evans Group PLC	5,183	69,956
	NCC Group PLC	43,338	84,795
	Next 15 Group PLC	9,568	33,185
*	Nexxen International Ltd.	5,492	57,251
	Nichols PLC	832	13,597
	Ninety One PLC	59,362	117,500
	Norcros PLC	7,961	25,799
*	Ocado Group PLC	20,682	78,138
Ω	On the Beach Group PLC	18,670	65,980
	OSB Group PLC	57,929	368,211
	Oxford Instruments PLC	4,707	103,560
*	Oxford Nanopore Technologies PLC	27,572	43,837
	Pagegroup PLC	38,658	139,426
	Pan African Resources PLC	428,330	254,084
	Paragon Banking Group PLC	33,407	377,401
	PayPoint PLC	10,366	93,589
	Pennon Group PLC	56,781	380,114
	Persimmon PLC	34,159	591,155
*	Petra Diamonds Ltd.	11,907	4,345
	Pets at Home Group PLC	62,931	199,309
	Pharos Energy PLC	20,801	5,283
*	Phoenix Spree Deutschland Ltd.	8,962	20,615
*	Pinewood Technologies Group PLC	8,938	43,147
*	Playtech PLC	42,562	431,934
	Polar Capital Holdings PLC	10,376	54,430
	Pollen Street Group Ltd.	1,118	10,915
	Porvair PLC	3,538	34,999
	PPHE Hotel Group Ltd.	2,621	43,640
	Premier Foods PLC	100,223	265,713
*	PureTech Health PLC (PRTC LN)	28,808	47,046
	PZ Cussons PLC	17,809	18,533
	QinetiQ Group PLC	70,252	369,777
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Quilter PLC	153,973	$277,049
	Rank Group PLC	24,101	27,491
	Rathbones Group PLC	5,396	113,604
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	49,980
	Record PLC	11,865	8,409
	Renew Holdings PLC	9,219	93,316
	Renewi PLC	9,334	107,137
	Renold PLC	21,061	13,380
	Ricardo PLC	9,245	30,346
	Robert Walters PLC	6,706	20,296
	Rotork PLC	131,010	533,442
	RS Group PLC	37,664	259,693
	RWS Holdings PLC	19,833	17,722
	S&U PLC	1,186	22,673
#*	S4 Capital PLC	27,204	9,861
Ω	Sabre Insurance Group PLC	36,053	60,783
*	Saga PLC	10,855	18,962
*	Savannah Energy PLC	107,834	10,419
	Savills PLC	18,326	227,260
	Senior PLC	59,262	109,443
	Serco Group PLC	147,642	338,833
	Serica Energy PLC	30,512	51,794
	Severfield PLC	28,520	9,139
*	SIG PLC	100,181	20,786
*	Sigmaroc PLC	62,392	75,567
	Smiths News PLC	41,443	29,423
	Softcat PLC	16,254	363,026
*	SolGold PLC	101,626	9,196
	Spectris PLC	6,690	179,093
	Speedy Hire PLC	89,137	23,339
Ω	Spire Healthcare Group PLC	38,601	99,808
*	Spirent Communications PLC	77,961	192,217
	SSP Group PLC	87,707	173,710
	St. James's Place PLC	3,904	49,211
	SThree PLC	17,971	58,425
*	Strix Group PLC	17,224	10,679
*††	Studio Retail Group PLC	5,420	0
	STV Group PLC	2,980	6,470
*	Synthomer PLC	14,770	16,244
	Tate & Lyle PLC	52,039	387,850
	Taylor Wimpey PLC	193,352	303,815
	TBC Bank Group PLC	6,722	425,130
	Team Internet Group PLC	15,173	11,516

90

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Telecom Plus PLC	8,571	$216,705
*	THG PLC	35,674	11,776
	Topps Tiles PLC	21,096	8,837
	TORM PLC, Class A	4,356	72,598
	TP ICAP Group PLC	133,276	457,662
*Ω	Trainline PLC	18,585	72,798
	Travis Perkins PLC	33,001	246,335
	Treatt PLC	1,767	6,022
	Tribal Group PLC	5,915	3,286
	Trifast PLC	13,605	12,134
	TT Electronics PLC	37,226	36,264
#*	Tullow Oil PLC	238,014	40,632
	Ultimate Products PLC	4,833	4,129
*	Vanquis Banking Group PLC	19,558	16,743
	Vertu Motors PLC	37,928	31,222
	Vesuvius PLC	33,003	150,744
	Victrex PLC	10,081	111,899
*	Videndum PLC	9,739	10,422
*	Vistry Group PLC	57,522	484,965
	Volex PLC	16,946	57,658
	Volution Group PLC	27,412	207,586
	Vp PLC	3,850	30,303
*Ω	Watches of Switzerland Group PLC	21,501	102,298
*	Watkin Jones PLC	29,876	12,598
	WH Smith PLC	17,076	206,639
	Whitbread PLC	8,072	280,349
	Wickes Group PLC	43,591	110,802
	Wilmington PLC	6,879	33,873
*	Xaar PLC	10,372	14,395
	XPS Pensions Group PLC	28,163	144,422
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	3,702	43,525
	Young & Co.'s Brewery PLC (YNGN LN)	2,921	22,865
	Zigup PLC	33,311	139,092
	Zotefoams PLC	3,070	10,115
TOTAL UNITED KINGDOM			38,868,637
UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc.	3,025	23,189
	Alcoa Corp., CDI	2,281	56,852
Ω	Coronado Global Resources, Inc., CDI	18,668	2,328
		Shares	Value»
UNITED STATES — (Continued)
#*	Tilray Brands, Inc.	23,111	$11,211
TOTAL UNITED STATES			93,580
TOTAL COMMON STOCKS			323,683,567
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA, 3.010%	1,245	84,835
	Einhell Germany AG, 1.478%	762	56,885
	FUCHS SE, 2.506%	9,860	494,406
	Jungheinrich AG, 2.370%	6,075	220,782
	Sixt SE, 6.712%	2,482	165,303
	STO SE & Co. KGaA, 3.994%	368	52,628
	Villeroy & Boch AG, 6.140%	1,074	21,051
TOTAL GERMANY			1,095,890
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Calidus Resources Ltd. Warrants 11/15/2026	4,548	0
*	Galan Lithium Ltd. Warrants 07/24/2025	1,997	0
*	Silver Mines Ltd. Rights 06/17/26	4,488	0
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	2,620	45
*	CSI Properties Ltd. Warrants 04/07/2027	42,977	72
TOTAL HONG KONG			117
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,925	0
PORTUGAL — (0.0%)
#*	EDP Renovaveis SA Rights 05/07/2025	6,766	690

91

Dimensional VA International Small Portfolio
CONTINUED
	Shares	Value»

SPAIN — (0.0%)
* Obrascon Huarte Lain SA Rights 05/15/2025	33,213	$177
TOTAL RIGHTS/WARRANTS		984
TOTAL INVESTMENT SECURITIES (Cost $293,387,587)		324,780,441

		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.4%)
@§	The DFA Short Term Investment Fund	1,918,489	$22,187,327
TOTAL INVESTMENTS — (100.0%)
(Cost $315,577,244)			$346,967,768
As of April 30, 2025, the value of Rule 144A securities amounted to $13,153,531 or 4.0% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$32,453	$19,845,500	$25,171	$19,903,124
Austria	—	5,329,232	—	5,329,232
Belgium	36,971	5,374,592	—	5,411,563
Canada	33,773,070	157,009	236	33,930,315
Denmark	—	8,696,885	—	8,696,885
Finland	—	8,851,104	—	8,851,104
France	10,071	17,338,651	—	17,348,722
Germany	—	19,982,145	—	19,982,145
Hong Kong	—	5,279,939	3,828	5,283,767
Ireland	—	1,529,897	—	1,529,897
Israel	35,133	4,099,483	—	4,134,616
Italy	—	15,131,728	—	15,131,728
Japan	—	74,685,074	—	74,685,074
Liechtenstein	—	202,877	—	202,877
Luxembourg	—	1,954,580	—	1,954,580
Monaco	—	33,566	—	33,566
Netherlands	204,687	8,373,329	—	8,578,016
New Zealand	—	1,034,764	—	1,034,764
Norway	74,450	2,735,278	—	2,809,728
Portugal	—	2,013,176	—	2,013,176
Singapore	11,155	2,627,973	—	2,639,128
Spain	—	9,176,607	3,883	9,180,490
Sweden	—	10,228,194	—	10,228,194
Switzerland	—	25,828,659	—	25,828,659
United Kingdom	694,912	38,173,725	—	38,868,637
United States	11,211	82,369	—	93,580
Preferred Stocks
Germany	—	1,095,890	—	1,095,890
Rights/Warrants
Hong Kong	—	117	—	117
Portugal	—	690	—	690

92

Dimensional VA International Small Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	—	$177	—	$177
Securities Lending Collateral	—	22,187,327	—	22,187,327
Total Investments in Securities	$34,884,113	$312,050,537	$33,118˂˃	$346,967,768

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
93

Dimensional VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.5%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.115%, FRN
(r)	4.475%, 02/10/27	1,700	$1,700,478
Federal Farm Credit Banks Funding Corp., SOFR + 0.120%, FRN
(r)	4.480%, 07/10/26	300	300,119
Federal National Mortgage Association
	0.500%, 06/17/25	80	79,609
TOTAL AGENCY OBLIGATIONS			2,080,206
BONDS — (15.1%)
Asian Development Bank
	4.625%, 06/13/25	1,560	1,560,151
Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.368%, 06/16/26	569	573,728
Asian Infrastructure Investment Bank
	0.500%, 05/28/25	3,613	3,602,273
	3.375%, 06/29/25	65	64,882
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.931%, 03/18/26	1,400	1,400,868
Caisse d'Amortissement de la Dette Sociale
	3.000%, 05/17/25	300	299,789
CDP Financial, Inc.
	0.875%, 06/10/25	900	896,462
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	4.762%, 05/19/25	850	850,081
(r)	4.762%, 05/19/25	1,300	1,300,124
Chevron Corp.
	1.554%, 05/11/25	320	319,684
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.724%, 02/26/27	2,470	2,464,698
Commonwealth Bank of Australia, SOFR + 0.400%, FRN
(r)Ω	4.777%, 07/07/25	2,118	2,118,465
		Face Amount	Value†
		(000)

	Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	4.998%, 09/12/25	3,425	$3,428,523
	Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.985%, 08/28/26	3,650	3,654,274
	Cooperatieve Rabobank UA, SOFR + 0.700%, FRN
(r)	5.077%, 07/18/25	1,041	1,041,943
	Council of Europe Development Bank
	3.000%, 06/16/25	400	399,229
	CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.617%, 03/11/26	795	801,710
	DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)Ω	4.977%, 09/12/25	5,950	5,952,972
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.538%, 09/16/26	200	199,760
	Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	4.657%, 04/12/27	1,105	1,105,055
	International Bank for Reconstruction & Development
	0.375%, 07/28/25	86	85,159
	International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	4.793%, 02/23/27	361	361,260
	International Bank for Reconstruction & Development, SOFR + 0.310%, FRN
(r)	4.679%, 09/18/25	430	430,056
	International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.747%, 01/12/27	3,500	3,506,862

94

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.003%, 04/29/26	1,000	$998,525
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.367%, 12/08/26	500	502,623
Kommunalbanken AS, SOFR + 1.000%, FRN
(r)	5.368%, 06/17/26	200	201,489
Kommuninvest I Sverige AB
Ω	4.750%, 07/02/25	500	500,105
Kreditanstalt fuer Wiederaufbau
	2.000%, 05/02/25	15	14,999
	3.125%, 06/10/25	1,575	1,572,639
National Australia Bank Ltd., SOFR + 0.760%, FRN
(r)Ω	5.121%, 05/13/25	670	670,112
National Australia Bank Ltd., SOFR + 0.860%, FRN
(r)	5.227%, 06/09/25	3,500	3,501,454
National Securities Clearing Corp.
Ω	5.150%, 05/30/25	500	500,214
Province of Alberta
	1.000%, 05/20/25	1,583	1,580,112
Province of Quebec
	0.600%, 07/23/25	2,812	2,786,928
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.362%, 08/03/26	600	605,273
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.619%, 06/15/26	650	653,955
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.812%, 04/28/27	800	801,192
Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.797%, 04/16/26	6,000	5,998,029
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.838%, 10/20/26	2,900	2,899,910
	Face Amount	Value†
	(000)

Westpac Banking Corp., SOFR + 1.000%, FRN
(r) 5.364%, 08/26/25	2,500	$2,506,344
TOTAL BONDS		62,711,911
U.S. TREASURY OBLIGATIONS — (23.4%)
U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r) 4.370%, 07/31/25	28,850	28,850,513
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 4.395%, 04/30/26	13,500	13,502,451
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 4.405%, 04/30/27	20,000	20,005,424
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 4.415%, 10/31/25	20,100	20,106,985
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r) 4.427%, 07/31/26	5,800	5,804,328
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.490%, 01/31/26	9,000	9,010,498
TOTAL U.S. TREASURY OBLIGATIONS		97,280,199

COMMERCIAL PAPER — (54.6%)
Alphabet, Inc.
Ω	4.494%, 06/13/25	4,000	3,978,834
Apple, Inc.
Ω	4.422%, 06/04/25	1,500	1,493,705
Ω	4.424%, 06/06/25	4,000	3,982,259
Ω	4.425%, 06/09/25	2,750	2,736,820
Australia & New Zealand Banking Group Ltd.
Ω	4.513%, 07/22/25	2,500	2,475,334
Ω	4.477%, 08/06/25	2,500	2,471,022
Ω	4.508%, 07/28/25	2,000	1,978,881
Bank of Montreal
	4.459%, 06/05/25	500	497,825
Caisse d'Amortissement de la Dette Sociale
Ω	4.413%, 05/02/25	3,000	2,999,279
Ω	4.429%, 06/04/25	2,000	1,991,590

95

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Ω	4.428%, 06/05/25	3,250	$3,235,940
Caisse des Depots et Consignations
Ω	4.453%, 05/02/25	1,275	1,274,695
Ω	4.450%, 06/04/25	500	497,888
Ω	4.455%, 05/16/25	2,500	2,495,191
Ω	4.454%, 06/05/25	1,350	1,344,133
Ω	4.429%, 07/21/25	2,000	1,980,126
Ω	4.449%, 07/24/25	250	247,425
Ω	4.423%, 07/25/25	2,000	1,979,163
Ω	4.435%, 07/30/25	1,500	1,483,471
Canadian Imperial Bank of Commerce
Ω	4.466%, 08/05/25	2,500	2,470,630
CDP Financial, Inc.
Ω	4.417%, 05/05/25	3,500	3,497,861
Ω	4.442%, 05/13/25	1,000	998,438
Ω	4.438%, 06/30/25	2,250	2,233,341
Chevron Corp.
Ω	4.397%, 07/09/25	800	793,285
Ω	4.444%, 08/27/25	2,000	1,971,794
Ω	4.431%, 05/30/25	3,500	3,487,429
Cisco Systems, Inc.
Ω	4.446%, 07/28/25	1,000	989,392
Ω	4.448%, 07/10/25	3,400	3,371,106
Commonwealth Bank of Australia
Ω	4.407%, 05/05/25	1,500	1,499,101
DBS Bank Ltd.
Ω	4.453%, 05/02/25	1,000	999,760
Ω	4.449%, 05/14/25	500	499,159
Ω	4.443%, 05/19/25	1,000	997,714
Ω	4.447%, 05/27/25	500	498,374
Ω	4.450%, 06/03/25	2,000	1,991,800
Ω	4.451%, 06/23/25	500	496,726
DNB Bank ASA
Ω	4.466%, 07/21/25	4,000	3,960,538
Ω	4.467%, 07/23/25	1,500	1,484,840
Ω	4.454%, 06/23/25	2,000	1,987,036
Ω	4.481%, 07/18/25	3,000	2,971,489
Ω	4.481%, 07/29/25	1,000	989,169
Equinor ASA
Ω	4.428%, 06/30/25	4,000	3,970,248
Ω	4.449%, 05/14/25	4,000	3,993,224
Erste Abwicklungsanstalt
Ω	4.424%, 05/07/25	1,200	1,198,992
Ω	4.429%, 06/03/25	2,000	1,991,819
Ω	4.408%, 06/24/25	1,500	1,490,043
Ω	4.438%, 05/22/25	5,500	5,485,440
European Investment Bank
	4.404%, 06/23/25	4,000	3,974,248
	4.419%, 07/17/25	2,000	1,981,401
		Face Amount	Value†
		(000)
Export Development Canada
	4.450%, 05/06/25	2,500	$2,498,217
Hydro-Quebec
Ω	4.385%, 05/20/25	2,500	2,494,034
Ω	4.386%, 05/01/25	500	499,941
Johnson & Johnson
Ω	4.390%, 05/02/25	800	799,809
Ω	4.391%, 05/09/25	2,000	1,997,851
Ω	4.369%, 06/25/25	1,550	1,539,536
Ω	4.397%, 07/03/25	1,500	1,488,444
Ω	4.386%, 07/09/25	850	842,854
Kreditanstalt fuer Wiederaufbau
Ω	4.392%, 05/06/25	3,000	2,997,850
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.447%, 05/13/25	1,500	1,497,659
Ω	4.418%, 06/10/25	2,000	1,990,121
Ω	4.417%, 06/12/25	2,000	1,989,635
Ω	4.453%, 06/16/25	1,000	994,334
Ω	4.485%, 06/18/25	1,000	994,093
Ω	4.431%, 07/17/25	1,000	990,597
Ω	4.503%, 07/21/25	750	742,586
Macquarie Bank Ltd.
Ω	4.510%, 07/24/25	500	494,776
Ω	4.424%, 05/01/25	3,500	3,499,575
National Securities Clearing Corp.
Ω	4.471%, 06/05/25	3,250	3,235,875
Ω	4.426%, 06/16/25	500	497,156
Ω	4.462%, 05/23/25	2,500	2,493,078
Ω	4.447%, 07/25/25	2,000	1,978,796
Nederlandse Waterschapsbank NV
Ω	4.414%, 05/06/25	3,000	2,997,836
Ω	4.414%, 07/31/25	1,000	989,027
Nestle Finance International Ltd.
Ω	4.426%, 05/27/25	2,250	2,242,600
Ω	4.444%, 05/29/25	3,950	3,936,365
Ω	4.492%, 06/11/25	1,000	994,986
NRW Bank
Ω	4.404%, 05/07/25	1,900	1,898,426
Ω	4.432%, 05/27/25	4,300	4,286,326
Ω	4.428%, 05/28/25	500	498,351
Ω	4.429%, 06/16/25	1,500	1,491,697
Ontario Teachers' Finance Trust
Ω	4.431%, 06/04/25	1,000	995,776
Procter & Gamble Co.
Ω	4.443%, 06/10/25	4,000	3,980,694
Ω	4.456%, 07/15/25	3,000	2,972,800

96

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Province of British Columbia
	4.495%, 05/06/25	2,000	$1,998,564
Province of Ontario
	4.393%, 05/27/25	4,000	3,987,044
	4.394%, 05/28/25	4,000	3,986,563
	4.417%, 05/12/25	2,000	1,997,125
Province of Quebec
Ω	4.462%, 07/16/25	5,000	4,952,755
PSP Capital, Inc.
Ω	4.423%, 05/21/25	1,750	1,745,629
Ω	4.325%, 06/16/25	2,500	2,485,881
Ω	4.422%, 07/17/25	250	247,658
Queensland Treasury Corp.
	4.457%, 08/05/25	3,000	2,965,165
Royal Bank of Canada
Ω	4.457%, 07/14/25	1,500	1,486,453
Ω	4.478%, 07/15/25	2,500	2,477,133
Ω	4.478%, 07/17/25	3,000	2,971,868
Sanofi SA
Ω	4.447%, 06/11/25	3,350	3,333,046
Siemens Capital Co. LLC
Ω	4.413%, 05/16/25	3,400	3,393,526
Svensk Exportkredit AB
	4.310%, 05/08/25	2,000	1,998,086
	4.409%, 06/13/25	2,750	2,735,550
	4.409%, 06/16/25	2,000	1,988,772
	4.409%, 06/25/25	2,000	1,986,622
	4.409%, 06/26/25	2,000	1,986,383
Svenska Handelsbanken AB
Ω	4.425%, 07/29/25	3,500	3,462,093
		Face Amount	Value†
		(000)
Toronto-Dominion Bank
Ω	4.433%, 06/25/25	4,000	$3,972,483
United Overseas Bank Ltd.
Ω	4.459%, 06/24/25	2,000	1,986,632
Ω	4.459%, 07/09/25	2,750	2,726,597
Walmart, Inc.
Ω	4.447%, 06/18/25	1,000	994,106
TOTAL COMMERCIAL PAPER (Cost $227,154,567)			227,125,413
TOTAL INVESTMENT SECURITIES (Cost $389,191,764)			389,197,729

		Shares
TEMPORARY CASH INVESTMENTS — (6.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	26,305,955	26,305,955
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	44,235	511,578
TOTAL INVESTMENTS — (100.0%)
(Cost $416,009,297)			$416,015,262
As of April 30, 2025, the value of Rule 144A securities amounted to $208,619,143 or 53.4% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,080,206	—	$2,080,206
Bonds	—	62,711,911	—	62,711,911
U.S. Treasury Obligations	—	97,280,199	—	97,280,199
Commercial Paper	—	227,125,413	—	227,125,413
Temporary Cash Investments	$26,305,955	—	—	26,305,955
Securities Lending Collateral	—	511,578	—	511,578
Total Investments in Securities	$26,305,955	$389,709,307	—	$416,015,262
See accompanying Notes to Financial Statements.
97

Dimensional VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (45.2%)
AUSTRALIA — (7.4%)
Australia & New Zealand Banking Group Ltd.
	4.050%, 05/12/25	AUD	700	$448,342
(r)	SOFR + 0.750%, FRN, 5.128%, 07/03/25		200	200,167
(r)Ω	SOFR + 0.560%, FRN, 4.931%, 03/18/26		4,646	4,648,879
(r)	3M Swap + 0.750%, FRN, 4.863%, 09/11/26	AUD	600	385,502
(r)	3M Swap + 0.800%, FRN, 5.021%, 02/05/27	AUD	1,100	706,634
(r)	3M Swap + 0.970%, FRN, 5.174%, 05/12/27	AUD	500	322,136
(r)	3M Swap + 1.200%, FRN, 5.428%, 11/04/27	AUD	1,650	1,068,967
(r)	3M Swap + 1.060%, FRN, 5.185%, 03/31/28	AUD	500	322,828
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.400%, FRN, 4.777%, 07/07/25		1,630	1,630,358
	4.200%, 08/18/25	AUD	1,500	960,560
(r)Ω	SOFR + 0.750%, FRN, 5.119%, 03/13/26		300	300,801
(r)	3M Swap + 0.750%, FRN, 4.924%, 08/17/26	AUD	500	321,156
(r)	3M Swap + 0.700%, FRN, 4.748%, 01/14/27	AUD	1,600	1,026,438
(r)	3M Swap + 1.150%, FRN, 5.198%, 01/13/28	AUD	1,500	970,760
National Australia Bank Ltd.
(r)Ω	SOFR + 0.760%, FRN, 5.121%, 05/13/25		1,460	1,460,244
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
	3.900%, 05/30/25	AUD	1,000	$640,262
(r)	3M Swap + 0.780%, FRN, 4.984%, 05/12/26	AUD	1,000	642,427
(r)	3M Swap + 0.850%, FRN, 5.024%, 11/16/26	AUD	500	321,572
(r)	3M Swap + 0.720%, FRN, 4.845%, 02/25/27	AUD	500	320,743
(r)	3M Swap + 0.700%, FRN, 4.903%, 05/10/27	AUD	3,000	1,922,419
(r)	3M Swap + 0.700%, FRN, 4.652%, 10/18/27	AUD	1,000	640,332
(r)	3M Swap + 1.200%, FRN, 5.325%, 11/25/27	AUD	1,000	647,897
(r)	3M Swap + 1.000%, FRN, 5.204%, 05/12/28	AUD	1,580	1,017,545
(r)	3M Swap + 0.900%, FRN, 5.017%, 03/22/29	AUD	1,500	962,430
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 4.953%, 08/10/26	AUD	1,500	963,467
(r)	3M Swap + 0.700%, FRN, 4.596%, 01/25/27	AUD	500	320,605
(r)	3M Swap + 1.230%, FRN, 5.424%, 11/11/27	AUD	1,500	972,115
(r)	3M Swap + 0.980%, FRN, 5.154%, 02/16/28	AUD	500	322,136
TOTAL AUSTRALIA				24,467,722
CANADA — (8.1%)
Canada Government Bonds
	3.750%, 05/01/25	CAD	900	652,928
	3.500%, 08/01/25	CAD	1,600	1,163,081

98

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Canada Housing Trust No. 1
Ω	0.950%, 06/15/25	CAD	4,600	$3,329,378
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	1,600	1,160,934
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 4.762%, 05/19/25		2,500	2,500,238
CPPIB Capital, Inc.
	3.950%, 09/08/25	CAD	500	364,315
(r)Ω	SOFR + 1.250%, FRN, 5.617%, 03/11/26		850	857,174
Province of Alberta
	1.000%, 05/20/25		1,590	1,587,099
	2.350%, 06/01/25	CAD	2,100	1,522,629
Province of British Columbia
	2.850%, 06/18/25	CAD	3,300	2,394,164
Province of Manitoba
	2.450%, 06/02/25	CAD	6,300	4,568,848
	4.400%, 09/05/25	CAD	700	510,727
Province of Ontario
	2.600%, 06/02/25	CAD	2,900	2,103,331
Province of Quebec
	2.600%, 07/06/25	CAD	3,300	2,393,709
	2.750%, 09/01/25	CAD	1,900	1,378,127
Province of Saskatchewan
	0.800%, 09/02/25	CAD	300	216,269
TOTAL CANADA				26,702,951
FINLAND — (0.9%)
Finnvera OYJ
	2.375%, 06/04/25		200	199,614
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.377%, 07/15/26		1,900	1,913,908
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.112%, 03/19/27		1,025	1,026,678
TOTAL FINLAND				3,140,200
FRANCE — (1.4%)
Caisse d'Amortissement de la Dette Sociale
	3.000%, 05/17/25		1,400	1,399,018
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Caisse des Depots et Consignations, SOFR + 0.340%, FRN
(r)	4.703%, 05/03/26		3,200	$3,197,440
TOTAL FRANCE				4,596,458
GERMANY — (0.3%)
Kreditanstalt fuer Wiederaufbau
	0.375%, 07/18/25		200	198,280
Landwirtschaftliche Rentenbank
	0.500%, 05/27/25		700	698,001
TOTAL GERMANY				896,281
NETHERLANDS — (3.1%)
Cooperatieve Rabobank UA
(r)	SOFR + 0.700%, FRN, 5.077%, 07/18/25		1,109	1,110,005
(r)	3M Swap + 0.880%, FRN, 5.009%, 05/22/26	AUD	500	321,089
(r)	SOFR + 0.620%, FRN, 4.985%, 08/28/26		500	500,585
(r)	3M Swap + 0.730%, FRN, 4.626%, 01/27/27	AUD	5,500	3,517,001
(r)	3M Swap + 0.870%, FRN, 4.987%, 02/26/27	AUD	1,200	769,706
(r)	3M Swap + 1.180%, FRN, 5.132%, 01/19/28	AUD	4,000	2,590,615
(r)	3M Swap + 0.750%, FRN, 4.867%, 05/26/28	AUD	500	319,462
(r)	3M Swap + 1.150%, FRN, 5.292%, 11/21/28	AUD	1,250	804,523
(r)	3M Swap + 1.030%, FRN, 5.147%, 02/26/29	AUD	500	321,018
TOTAL NETHERLANDS				10,254,004
NEW ZEALAND — (0.5%)
Housing New Zealand Ltd.
	3.360%, 06/12/25	NZD	2,800	1,662,407

99

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (2.5%)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	500	$320,324
(r)Ω	SOFR + 1.000%, FRN, 5.368%, 06/17/26		2,000	2,014,891
(r)Ω	SOFR + 0.410%, FRN, 4.787%, 04/09/29		6,000	5,999,024
TOTAL NORWAY				8,334,239
SINGAPORE — (2.3%)
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.887%, 02/26/27	AUD	500	320,621
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)Ω	4.977%, 09/12/25		2,000	2,000,999
United Overseas Bank Ltd.
(r)	3M Swap + 0.590%, FRN, 4.486%, 10/27/25	AUD	1,600	1,025,536
(r)	3M Swap + 0.720%, FRN, 4.723%, 04/16/27	AUD	500	320,458
(r)Ω	SOFR + 0.580%, FRN, 4.957%, 04/02/28		4,000	3,994,400
TOTAL SINGAPORE				7,662,014
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.2%)
Asian Development Bank
	2.875%, 05/06/25		400	399,903
	4.625%, 06/13/25		1,892	1,892,183
	3.800%, 09/12/25	CAD	160	116,519
(r)	SOFR + 1.000%, FRN, 5.364%, 08/27/26		1,842	1,859,849
(r)	SOFR + 0.300%, FRN, 4.669%, 06/20/28		4,386	4,380,874
Asian Infrastructure Investment Bank
	0.500%, 05/28/25		1,478	1,473,612
	3.375%, 06/29/25		1,035	1,033,113
(r)	SOFR + 0.620%, FRN, 4.981%, 08/16/27		3,058	3,078,861
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 4.566%, 04/14/26		204	$203,876
(r)	SOFR + 0.330%, FRN, 4.693%, 02/20/28		4,240	4,243,392
European Investment Bank
	1.250%, 05/12/25	SEK	670	69,303
(r)Ω	SOFR + 1.000%, FRN, 5.364%, 05/21/28		7,400	7,544,633
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.538%, 09/16/26		1,000	998,800
(r)	SOFR + 0.280%, FRN, 4.657%, 04/12/27		127	127,006
(r)	SOFR + 0.350%, FRN, 4.727%, 10/04/27		2,671	2,672,170
(r)	SOFR + 0.270%, FRN, 4.639%, 03/20/28		1,400	1,397,732
(r)	SOFR + 0.350%, FRN, 4.727%, 10/05/28		4,220	4,221,941
(r)	SOFR + 0.370%, FRN, 4.752%, 08/01/29		500	500,417
International Bank for Reconstruction & Development
	0.750%, 07/02/25	CAD	406	293,533
	0.375%, 07/28/25		103	101,993
(r)	SOFR + 0.180%, FRN, 4.548%, 06/15/26		1,000	999,460
(r)	SOFR + 0.370%, FRN, 4.747%, 01/12/27		1,450	1,452,843
(r)	SOFR + 0.270%, FRN, 4.638%, 06/15/27		1,000	1,000,330

100

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.430%, FRN, 4.792%, 08/19/27		1,474	$1,478,849
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.670%, 08/28/28		4,040	4,040,566
(r)	SOFR + 0.360%, FRN, 4.728%, 08/28/29		500	499,701
Nordic Investment Bank
(r)	SOFR + 1.000%, FRN, 5.361%, 05/12/26		650	655,107
(r)	SOFR + 0.290%, FRN, 4.667%, 10/04/27		300	299,919
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				47,036,485
SWEDEN — (2.6%)
Kommuninvest I Sverige AB
	1.000%, 05/12/25	SEK	14,000	1,447,904
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.362%, 08/03/26		1,330	1,341,688
Svenska Handelsbanken AB
(r)	3M Swap + 0.450%, FRN, 4.566%, 03/04/26	AUD	900	575,826
(r)Ω	SOFR + 0.660%, FRN, 5.025%, 05/28/27		400	399,690
Sweden Government Bonds
	2.500%, 05/12/25	SEK	47,000	4,862,899
TOTAL SWEDEN				8,628,007
UNITED STATES — (1.9%)
Bank of America NA, SOFR + 1.020%, FRN
(r)	5.384%, 08/18/26		250	251,015
Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.834%, 02/26/28		950	950,577
Johnson & Johnson
	0.550%, 09/01/25		17	16,772
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
JPMorgan Chase & Co.
	3.900%, 07/15/25	100	$99,886
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.003%, 04/29/26	1,300	1,298,082
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.813%, 03/15/28	260	259,402
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.549%, 10/30/26	500	502,975
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.101%, 11/13/26	600	600,839
Shell International Finance BV
	3.250%, 05/11/25	780	779,574
State Street Corp., SOFR + 0.640%, FRN
(r)	5.020%, 10/22/27	560	557,928
Wells Fargo Bank NA
	5.550%, 08/01/25	1,000	1,001,632
TOTAL UNITED STATES			6,318,682
TOTAL BONDS			149,699,450
U.S. TREASURY OBLIGATIONS — (8.5%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.415%, 10/31/25	15,500	15,505,387
(r)	3M USTMMR + 0.245%, FRN, 4.490%, 01/31/26	12,500	12,514,580
TOTAL U.S. TREASURY OBLIGATIONS			28,019,967
COMMERCIAL PAPER — (37.9%)
AUSTRALIA — (2.1%)
Australia & New Zealand Banking Group Ltd.
Ω	4.513%, 07/22/25	2,000	1,980,268
Commonwealth Bank of Australia
Ω	4.408%, 05/05/25	2,000	1,998,802
Queensland Treasury Corp.
	4.457%, 08/05/25	3,000	2,965,165
TOTAL AUSTRALIA			6,944,235

101

Dimensional VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

CANADA — (6.9%)
Canadian Imperial Bank of Commerce
Ω	4.551%, 06/16/25	1,500	$1,491,480
Ω	4.466%, 08/05/25	2,500	2,470,630
CDP Financial, Inc.
Ω	4.428%, 05/27/25	1,000	996,747
Ω	4.438%, 06/30/25	2,000	1,985,192
Hydro-Quebec
Ω	4.385%, 05/20/25	1,000	997,613
Ontario Teachers' Finance Trust
Ω	4.431%, 06/04/25	3,000	2,987,327
Ω	4.439%, 07/31/25	500	494,482
Province of British Columbia
	4.495%, 05/06/25	2,000	1,998,564
PSP Capital, Inc.
Ω	4.320%, 05/16/25	500	499,042
Ω	4.426%, 06/02/25	1,000	996,046
Ω	4.430%, 07/07/25	2,500	2,479,565
Ω	4.437%, 07/17/25	2,000	1,981,263
Ω	4.428%, 07/23/25	2,000	1,979,831
Ω	4.428%, 07/28/25	1,500	1,483,979
TOTAL CANADA			22,841,761
FRANCE — (4.7%)
Caisse des Depots et Consignations
Ω	4.453%, 05/02/25	1,750	1,749,581
Ω	4.450%, 06/04/25	1,500	1,493,663
Ω	4.454%, 06/05/25	500	497,827
Ω	4.459%, 06/12/25	500	497,400
Ω	4.429%, 07/21/25	1,000	990,063
Ω	4.449%, 07/24/25	500	494,851
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.418%, 06/10/25	2,000	1,990,121
Ω	4.453%, 06/16/25	1,000	994,334
Ω	4.517%, 06/20/25	250	248,463
Ω	4.417%, 07/11/25	4,000	3,965,280
Ω	4.431%, 07/17/25	500	495,298
Ω	4.503%, 07/21/25	2,000	1,980,229
TOTAL FRANCE			15,397,110
GERMANY — (5.4%)
Erste Abwicklungsanstalt
Ω	4.424%, 05/07/25	1,200	1,198,992
Ω	4.438%, 05/22/25	2,000	1,994,705
Ω	4.447%, 05/29/25	2,000	1,993,024
Ω	4.429%, 06/03/25	2,000	1,991,819
Ω	4.408%, 06/24/25	2,000	1,986,724
Ω	4.454%, 06/30/25	500	496,315
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
NRW Bank
Ω	4.404%, 05/07/25	800	$799,337
Ω	4.432%, 05/27/25	3,300	3,289,506
Ω	4.428%, 05/28/25	2,000	1,993,404
Ω	4.432%, 06/16/25	1,000	994,464
Siemens Capital Co. LLC
Ω	4.413%, 05/16/25	1,000	998,096
TOTAL GERMANY			17,736,386
NORWAY — (3.7%)
DNB Bank ASA
Ω	4.445%, 05/07/25	1,500	1,498,744
Ω	4.503%, 05/19/25	250	249,433
Ω	4.432%, 05/27/25	1,500	1,495,167
Ω	4.454%, 06/23/25	2,000	1,987,035
Ω	4.473%, 07/14/25	1,500	1,486,468
Ω	4.446%, 07/21/25	2,000	1,980,269
Ω	4.481%, 07/29/25	750	741,877
Equinor ASA
Ω	4.428%, 06/30/25	3,000	2,977,686
TOTAL NORWAY			12,416,679
SINGAPORE — (2.8%)
DBS Bank Ltd.
Ω	4.449%, 05/14/25	3,000	2,994,953
Ω	4.451%, 05/23/25	500	498,616
Ω	4.449%, 05/29/25	500	498,252
Ω	4.447%, 05/30/25	500	498,192
Ω	4.500%, 07/28/25	900	890,254
Ω	4.500%, 07/29/25	500	494,525
Ω	4.498%, 08/12/25	1,500	1,480,923
United Overseas Bank Ltd.
Ω	4.459%, 06/24/25	2,000	1,986,632
TOTAL SINGAPORE			9,342,347
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
European Investment Bank
	4.406%, 06/24/25	2,000	1,986,876
SWEDEN — (2.3%)
Svensk Exportkredit AB
	4.310%, 05/08/25	2,000	1,998,086
	4.473%, 06/12/25	1,000	994,866
	4.409%, 06/13/25	1,000	994,745
	4.409%, 06/16/25	2,000	1,988,772
	4.409%, 06/25/25	1,750	1,738,294
TOTAL SWEDEN			7,714,763
UNITED STATES — (9.4%)
Alphabet, Inc.
Ω	4.477%, 05/14/25	2,000	1,996,645

102

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	4.494%, 06/13/25		2,000	$1,989,417
Apple, Inc.
Ω	4.432%, 05/27/25		2,500	2,491,915
Ω	4.424%, 06/06/25		3,500	3,484,477
Johnson & Johnson
Ω	4.391%, 05/09/25		2,000	1,997,851
National Securities Clearing Corp.
Ω	4.462%, 05/23/25		1,000	997,231
Ω	4.471%, 06/05/25		1,000	995,654
Ω	4.447%, 07/25/25		2,000	1,978,796
Nestle Finance International Ltd.
Ω	4.426%, 05/27/25		1,500	1,495,067
Ω	4.477%, 06/03/25		1,000	995,857
Ω	4.492%, 06/11/25		1,000	994,986
Ω	4.495%, 06/17/25		1,000	994,267
Ω	4.490%, 06/25/25		2,000	1,986,340
Ω	4.422%, 06/30/25		3,500	3,474,502
Sanofi SA
Ω	4.447%, 06/11/25		2,000	1,989,878
Walmart, Inc.
Ω	4.400%, 05/19/25		1,750	1,746,014
Ω	4.442%, 06/09/25		1,500	1,492,789
TOTAL UNITED STATES				31,101,686
TOTAL COMMERCIAL PAPER (Cost $125,497,575)				125,481,843
FOREIGN SOVEREIGN OBLIGATIONS — (8.4%)
CANADA — (5.3%)
Canada Treasury Bills
∞	2.724%, 06/18/25	CAD	100	72,278
∞	2.803%, 05/22/25	CAD	600	434,532
∞	2.766%, 06/04/25	CAD	600	434,119
∞	2.682%, 07/30/25	CAD	5,200	3,747,161
Ontario Treasury Bills
∞	2.717%, 06/18/25	CAD	3,500	2,529,566
∞	2.694%, 07/30/25	CAD	1,000	720,499
∞	2.863%, 06/04/25	CAD	3,300	2,387,509
∞	2.797%, 05/21/25	CAD	1,000	724,249
			Face Amount^	Value†
			(000)

CANADA — (Continued)
∞	2.717%, 07/09/25	CAD	2,300	$1,659,684
Quebec Treasury Bills
∞	3.013%, 05/09/25	CAD	700	507,421
∞	2.842%, 05/23/25	CAD	1,600	1,158,601
∞	2.838%, 05/30/25	CAD	1,000	723,749
∞	3.650%, 05/02/25	CAD	1,500	1,087,897
∞	2.786%, 06/06/25	CAD	1,000	723,364
∞	2.692%, 07/11/25	CAD	1,000	721,464
TOTAL CANADA				17,632,093
NEW ZEALAND — (0.4%)
New Zealand Local Government Funding Agency Bills
∞	2.895%, 05/26/25	NZD	1,500	888,630
∞	3.028%, 06/03/25	NZD	500	295,967
TOTAL NEW ZEALAND				1,184,597
SINGAPORE — (2.7%)
Monetary Authority of Singapore Bills
∞	3.071%, 05/02/25	SGD	3,500	2,679,552
∞	2.314%, 05/16/25	SGD	3,400	2,600,536
∞	2.351%, 05/29/25	SGD	4,800	3,668,140
TOTAL SINGAPORE				8,948,228
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				27,764,918
TOTAL INVESTMENT SECURITIES (Cost $328,959,189)				330,966,178

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	2	18
TOTAL INVESTMENTS — (100.0%)
(Cost $328,959,207)			$330,966,196

103

Dimensional VA Global Bond Portfolio
CONTINUED
As of April 30, 2025, Dimensional VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	2,967,656	USD	2,129,089	Citibank, N.A.	05/07/25	$24,217
SGD	9,480,686	USD	7,064,001	Societe Generale	05/09/25	196,373
NOK	2,017,642	USD	188,743	Citibank, N.A.	05/22/25	5,199
NZD	4,985,064	USD	2,959,052	Citibank, N.A.	05/22/25	3,755
NZD	4,683,222	USD	2,781,059	Citibank, N.A.	06/09/25	3,878
CAD	296,982	USD	214,795	Citibank, N.A.	06/16/25	1,126
Total Appreciation						$234,548
USD	2,637,965	NZD	4,660,346	Citibank, N.A.	05/05/25	$(130,511)
USD	1,454,180	CAD	2,028,486	Citibank, N.A.	05/07/25	(17,672)
USD	10,745,258	CAD	15,162,548	NatWest Markets PLC	05/07/25	(256,557)
USD	6,088,410	SGD	8,149,524	Bank of America Corp.	05/09/25	(152,550)
USD	9,629,215	SGD	12,962,426	Royal Bank of Canada	05/09/25	(297,498)
USD	180,914	NOK	2,017,642	Citibank, N.A.	05/22/25	(13,029)
USD	2,372,272	NZD	4,176,866	Citibank, N.A.	05/22/25	(110,194)
USD	456,751	NZD	808,198	State Street Bank and Trust	05/22/25	(23,590)
USD	3,168,023	SEK	30,633,473	Citibank, N.A.	06/05/25	(7,311)
USD	2,717,187	NZD	4,850,636	Bank of America Corp.	06/09/25	(167,305)
USD	9,783,348	CAD	13,834,504	State Street Bank and Trust	06/09/25	(271,418)
USD	10,449,027	CAD	14,448,391	Citibank, N.A.	06/16/25	(55,684)
USD	9,371,855	CAD	12,959,954	UBS AG	06/27/25	(56,017)
USD	13,377,484	AUD	21,599,054	State Street Bank and Trust	07/11/25	(468,820)
USD	13,735,354	AUD	21,527,108	State Street Bank and Trust	07/21/25	(66,563)
USD	3,338,241	SEK	32,250,972	NatWest Markets PLC	07/22/25	(14,236)
USD	105,387	AUD	164,540	Citibank, N.A.	07/29/25	(117)
Total (Depreciation)						$(2,109,072)
Total Appreciation (Depreciation)						$(1,874,524)
As of April 30, 2025, the value of Rule 144A securities amounted to $141,185,088 or 42.3% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$24,467,722	—	$24,467,722
Canada	—	26,702,951	—	26,702,951
Finland	—	3,140,200	—	3,140,200
France	—	4,596,458	—	4,596,458
Germany	—	896,281	—	896,281
Netherlands	—	10,254,004	—	10,254,004
New Zealand	—	1,662,407	—	1,662,407
Norway	—	8,334,239	—	8,334,239
Singapore	—	7,662,014	—	7,662,014

104

Dimensional VA Global Bond Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Supranational Organization Obligations	—	$47,036,485	—	$47,036,485
Sweden	—	8,628,007	—	8,628,007
United States	—	6,318,682	—	6,318,682
U.S. Treasury Obligations	—	28,019,967	—	28,019,967
Commercial Paper	—	125,481,843	—	125,481,843
Foreign Sovereign Obligations	—	27,764,918	—	27,764,918
Securities Lending Collateral	—	18	—	18
Total Investments in Securities	—	$330,966,196	—	$330,966,196
Financial Instruments
Assets
Forward Currency Contracts**	—	234,548	—	234,548
Liabilities
Forward Currency Contracts**	—	(2,109,072)	—	(2,109,072)
Total Financial Instruments	—	$(1,874,524)	—	$(1,874,524)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
105

Dimensional VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.1%)
U.S. Treasury Inflation-Indexed Bonds
2.500%, 01/15/29	14,042	$14,701,595
3.875%, 04/15/29	15,991	17,603,719
3.375%, 04/15/32	12,618	14,055,921
2.125%, 02/15/40	8,856	8,801,244
2.125%, 02/15/41	9,178	9,040,213
0.750%, 02/15/42	7,060	5,513,525
0.625%, 02/15/43	5,551	4,151,137
1.375%, 02/15/44	9,035	7,637,700
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	14,680	14,572,774
0.875%, 01/15/29	18,194	17,978,529
0.250%, 07/15/29	3,305	3,179,714
0.125%, 01/15/30	20,150	19,024,129
0.125%, 07/15/30	6,719	6,309,381
0.125%, 01/15/31	21,955	20,293,447
0.125%, 07/15/31	16,724	15,346,198
0.125%, 01/15/32	20,141	18,182,278
0.625%, 07/15/32	1,098	1,020,541
1.125%, 01/15/33	3,213	3,061,700
1.375%, 07/15/33	1,576	1,526,807
1.750%, 01/15/34	4,671	4,624,913
TOTAL U.S. TREASURY OBLIGATIONS Cost ($213,500,137)		206,625,465

		Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	1,790,355	1,790,355
TOTAL INVESTMENTS — (100.0%)
(Cost $215,290,492)			$208,415,820
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$206,625,465	—	$206,625,465
Temporary Cash Investments	$1,790,355	—	—	1,790,355
Total Investments in Securities	$1,790,355	$206,625,465	—	$208,415,820
See accompanying Notes to Financial Statements.
106

Dimensional VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (47.2%)
U.S. Core Equity 2 Portfolio	2,105,203	$76,103,105
U.S. Core Equity 1 Portfolio	666,001	27,092,916
Dimensional VA U.S. Large Value Portfolio	166,980	5,291,580
DFA Real Estate Securities Portfolio	55,826	2,252,013
TOTAL DOMESTIC EQUITIES		110,739,614
INTERNATIONAL EQUITIES — (17.8%)
International Core Equity 2 Portfolio	1,515,615	26,023,106
Emerging Markets Core Equity 2 Portfolio	506,678	11,977,865
Dimensional VA International Value Portfolio	190,150	2,949,224
DFA International Real Estate Securities Portfolio	217,733	783,841
TOTAL INTERNATIONAL EQUITIES		41,734,036
FIXED INCOME (INTERNATIONAL) — (34.9%)
Dimensional VA Global Bond Portfolio	2,946,679	29,113,189
DFA Selectively Hedged Global Fixed Income Portfolio	3,120,370	29,113,057
DFA Two-Year Global Fixed Income Portfolio	1,191,057	11,743,818
Dimensional VA Short-Term Fixed Portfolio	1,150,187	11,743,410
TOTAL FIXED INCOME (INTERNATIONAL)		81,713,474
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $170,194,143)		$234,187,124
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.290% (Cost $178,584)	178,584	178,584
TOTAL INVESTMENTS — (100.0%) (Cost $170,372,727)		$234,365,708
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$234,187,124	—	—	$234,187,124
Temporary Cash Investments	178,584	—	—	178,584
Total Investments in Securities	$234,365,708	—	—	$234,365,708
See accompanying Notes to Financial Statements.
107

Dimensional VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (72.2%)
U.S. Core Equity 1 Portfolio	1,329,654	$54,090,313
U.S. Large Company Portfolio	1,175,928	43,450,531
Dimensional VA U.S. Targeted Value Portfolio	1,219,303	24,288,522
Dimensional VA U.S. Large Value Portfolio	421,756	13,365,442
DFA Real Estate Securities Portfolio	72,739	2,934,298
TOTAL DOMESTIC EQUITIES		138,129,106
INTERNATIONAL EQUITIES — (27.8%)
International Core Equity 2 Portfolio	1,383,220	23,749,892
Emerging Markets Core Equity 2 Portfolio	658,511	15,567,197
Dimensional VA International Small Portfolio	570,807	7,391,948
Dimensional VA International Value Portfolio	356,326	5,526,615
DFA International Real Estate Securities Portfolio	285,092	1,026,333
TOTAL INTERNATIONAL EQUITIES		53,261,985
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $148,668,288)		$191,391,091
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$191,391,091	—	—	$191,391,091
Total Investments in Securities	$191,391,091	—	—	$191,391,091
See accompanying Notes to Financial Statements.
108

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	Dimensional VA U.S. Targeted Value Portfolio*	Dimensional VA U.S. Large Value Portfolio*	Dimensional VA International Value Portfolio*	Dimensional VA International Small Portfolio*
ASSETS:
Investment Securities at Value (including $17,798, $11,937, $36,025 and $31,298 of securities on loan, respectively)	$620,613	$614,194	$546,960	$324,780
Temporary Cash Investments at Value & Cost	1,274	816	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,221, $12,192, $33,269 and $22,190, respectively)	18,219	12,192	33,268	22,187
Segregated Cash for Futures Contracts	—	—	153	—
Foreign Currencies at Value	—	—	894	438
Cash	65	—	2,827	—
Receivables:
Investment Securities Sold	794	829	370	161
Dividends and Interest	242	565	4,598	2,570
Securities Lending Income	5	—	59	29
Fund Shares Sold	236	116	305	65
Total Assets	641,448	628,712	589,434	350,230
LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,224	12,191	33,271	22,196
Investment Securities Purchased	178	426	277	—
Fund Shares Redeemed	88	165	118	179
Due to Advisor	134	96	109	89
Line of Credit	—	—	—	199
Futures Margin Variation	—	—	139	—
Accrued Expenses and Other Liabilities	18	17	26	31
Total Liabilities	18,642	12,895	33,940	22,694
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$622,806	$615,817	$555,494	$327,536
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	31,264,165	19,430,909	35,818,054	25,298,165
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.92	$31.69	$15.51	$12.95
Investment Securities at Cost	$595,776	$418,715	$446,825	$293,388
Foreign Currencies at Cost	$—	$—	$896	$439
NET ASSETS CONSIST OF:
Paid-In Capital	$562,142	$391,263	$441,528	$294,411
Total Distributable Earnings (Loss)	60,664	224,554	113,966	33,125
NET ASSETS	$622,806	$615,817	$555,494	$327,536
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
109

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	Dimensional VA Short-Term Fixed Portfolio*	Dimensional VA Global Bond Portfolio*	Dimensional VIT Inflation-Protected Securities Portfolio
ASSETS:
Investment Securities at Value (including $506, $0 and $0 of securities on loan, respectively)	$389,198	$330,966	$206,625
Temporary Cash Investments at Value & Cost	26,306	—	1,790
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $512, $0 and $0, respectively)	512	—	—
Foreign Currencies at Value	—	65	—
Cash	—	8,925	—
Receivables:
Dividends and Interest	419	1,187	431
Fund Shares Sold	21	321	18
Unrealized Gain on Forward Currency Contracts	—	234	—
Total Assets	416,456	341,698	208,864
LIABILITIES:
Payables:
Upon Return of Securities Loaned	512	4	—
Investment Securities Purchased	24,937	5,716	—
Fund Shares Redeemed	42	59	82
Due to Advisor	32	52	15
Unrealized Loss on Forward Currency Contracts	—	2,109	—
Accrued Expenses and Other Liabilities	18	15	9
Total Liabilities	25,541	7,955	106
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$390,915	$333,743	$208,758
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	38,289,793	33,789,619	22,220,334
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.21	$9.88	$9.39
Investment Securities at Cost	$389,192	$328,959	$213,500
Foreign Currencies at Cost	$—	$65	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$389,505	$360,283	$235,693
Total Distributable Earnings (Loss)	1,410	(26,540)	(26,935)
NET ASSETS	$390,915	$333,743	$208,758
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
110

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA Equity Allocation Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$234,187	$191,391
Temporary Cash Investments at Value & Cost	179	—
Cash	—	53
Receivables:
Dividends and Interest	2	—
Total Assets	234,368	191,444
LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	48	—
Fund Shares Redeemed	69	179
Due to Advisor	14	18
Accrued Expenses and Other Liabilities	9	2
Total Liabilities	140	199
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$234,228	$191,245
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	14,437,602	12,345,384
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.22	$15.49
Investments in Affiliated Investment Companies at Cost	$170,194	$148,668
NET ASSETS CONSIST OF:
Paid-In Capital	$171,152	$149,088
Total Distributable Earnings (Loss)	63,076	42,157
NET ASSETS	$234,228	$191,245
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000
See accompanying Notes to Financial Statements.
111

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	Dimensional VA U.S. Targeted Value Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $12, $0, $1,173 and $474, respectively)	$6,524	$7,441	$9,691	$4,172
Dividend Income from Affiliates	380	118	591	347
Income from Securities Lending, Net	42	4	154	146
Total Investment Income	6,946	7,563	10,436	4,665
Expenses
Investment Management Fees	925	629	645	537
Accounting & Transfer Agent Fees	12	11	10	10
Custodian Fees	9	5	20	27
Shareholders' Reports	10	9	10	10
Directors’/Trustees’ Fees & Expenses	2	2	1	1
Professional Fees	6	6	5	4
Other	8	21	11	8
Total Expenses	972	683	702	597
Net Expenses	972	683	702	597
Net Investment Income (Loss)	5,974	6,880	9,734	4,068
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	32,749	24,590	9,974	3,606
Affiliated Investment Companies Shares Sold	1	—	(2)	1
Futures	(73)	—	83	23
Foreign Currency Transactions	—	—	(77)	(18)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(106,479)	(57,794)	36,211	19,180
Affiliated Investment Companies Shares	(2)	—	(1)	(3)
Futures	—	—	14	—
Translation of Foreign Currency-Denominated Amounts	—	—	234	124
Net Realized and Unrealized Gain (Loss)	(73,804)	(33,204)	46,436	22,913
Net Increase (Decrease) in Net Assets Resulting from Operations	$(67,830)	$(26,324)	$56,170	$26,981
See accompanying Notes to Financial Statements.
112

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VIT Inflation-Protected Securities Portfolio
Investment Income
Dividend Income from Affiliates	$1	$6	—
Interest	8,858	7,423	$3,914
Income from Securities Lending, Net	—	2	—
Total Investment Income	8,859	7,431	3,914
Expenses
Investment Management Fees	194	318	92
Accounting & Transfer Agent Fees	10	12	4
Custodian Fees	3	3	1
Shareholders' Reports	9	8	9
Directors’/Trustees’ Fees & Expenses	1	1	—
Professional Fees	3	3	2
Other	5	6	4
Total Expenses	225	351	112
Net Expenses	225	351	112
Net Investment Income (Loss)	8,634	7,080	3,802
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	5	(1,843)	(883)
Foreign Currency Transactions	—	(25)	—
Forward Currency Contracts	—	2,632	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(27)	2,565	4,076
Translation of Foreign Currency-Denominated Amounts	—	21	—
Forward Currency Contracts.	—	(3,020)	—
Net Realized and Unrealized Gain (Loss)	(22)	330	3,193
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,612	$7,410	$6,995
See accompanying Notes to Financial Statements.
113

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	Dimensional VA Global Moderate Allocation Portfolio*	Dimensional VA Equity Allocation Portfolio*
Investment Income
Dividends	$5	$4
Dividend Income from Affiliates	4,909	2,281
Total Investment Income	4,914	2,285
Expenses
Investment Management Fees	266	260
Accounting & Transfer Agent Fees	1	—
Custodian Fees	1	—
Shareholders' Reports	4	3
Directors’/Trustees’ Fees & Expenses	1	—
Professional Fees	1	1
Other	4	4
Total Expenses	278	268
Fees Waived, Expenses Reimbursed by Advisor (Note C)	176	159
Net Expenses	102	109
Net Investment Income (Loss)	4,812	2,176
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	596	3,333
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(7)	(384)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(5,710)	(8,465)
Net Realized and Unrealized Gain (Loss)	(5,121)	(5,516)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(309)	$(3,340)

*
Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio's Underlying Funds (Affiliated Investment Companies).
See accompanying Notes to Financial Statements.
114

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional VA U.S. Targeted Value Portfolio		Dimensional VA U.S. Large Value Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,974	$9,993	$6,880	$14,203
Net Realized Gain (Loss) on:
Investment Securities Sold	32,749	47,351	24,590	67,729
Affiliated Investment Companies Shares Sold	1	(7)	—	—
Futures	(73)	(3)	—	34
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(106,479)	95,389	(57,794)	95,142
Affiliated Investment Companies Shares	(2)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,830)	152,723	(26,324)	177,108
Distributions:
Institutional Class Shares	(57,247)	(49,322)	(81,519)	(23,418)
Capital Share Transactions (1):
Shares Issued	69,025	143,404	51,560	102,584
Shares Issued in Lieu of Cash Distributions	56,916	48,967	81,384	23,379
Shares Redeemed	(71,892)	(120,349)	(82,323)	(197,379)
Net Increase (Decrease) from Capital Share Transactions	54,049	72,022	50,621	(71,416)
Total Increase (Decrease) in Net Assets	(71,028)	175,423	(57,222)	82,274
Net Assets
Beginning of Period	693,834	518,411	673,039	590,765
End of Period	$622,806	$693,834	$615,817	$673,039
(1) Shares Issued and Redeemed:
Shares Issued	3,113	6,292	1,540	3,036
Shares Issued in Lieu of Cash Distributions	2,382	2,331	2,395	748
Shares Redeemed	(3,166)	(5,285)	(2,496)	(5,662)
Net Increase (Decrease) from Shares Issued and Redeemed	2,329	3,338	1,439	(1,878)
See accompanying Notes to Financial Statements.
115

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional VA International Value Portfolio		Dimensional VA International Small Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,734	$18,095	$4,068	$8,183
Net Realized Gain (Loss) on:
Investment Securities Sold	9,974	11,256	3,606	10,663
Affiliated Investment Companies Shares Sold	(2)	—	1	(2)
Futures	83	128	23	(1)
Foreign Currency Transactions	(77)	7	(18)	13
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	36,211	61,601	19,180	40,891
Affiliated Investment Companies Shares	(1)	—	(3)	—
Futures	14	—	—	—
Translation of Foreign Currency-Denominated Amounts	234	(26)	124	(9)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,170	91,061	26,981	59,738
Distributions:
Institutional Class Shares	(30,474)	(25,581)	(18,712)	(8,825)
Capital Share Transactions (1):
Shares Issued	43,561	67,556	21,755	32,188
Shares Issued in Lieu of Cash Distributions	30,413	25,524	18,501	8,715
Shares Redeemed	(52,044)	(72,833)	(28,902)	(40,074)
Net Increase (Decrease) from Capital Share Transactions	21,930	20,247	11,354	829
Total Increase (Decrease) in Net Assets	47,626	85,727	19,623	51,742
Net Assets
Beginning of Period	507,868	422,141	307,913	256,171
End of Period	$555,494	$507,868	$327,536	$307,913
(1) Shares Issued and Redeemed:
Shares Issued	2,958	4,693	1,800	2,629
Shares Issued in Lieu of Cash Distributions	2,169	1,953	1,548	779
Shares Redeemed	(3,562)	(5,088)	(2,372)	(3,289)
Net Increase (Decrease) from Shares Issued and Redeemed	1,565	1,558	976	119
See accompanying Notes to Financial Statements.
116

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional VA Short-Term Fixed Portfolio		Dimensional VA Global Bond Portfolio		Dimensional VIT Inflation-Protected Securities Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,634	$18,764	$7,080	$15,564	$3,802	$6,220
Net Realized Gain (Loss) on:
Investment Securities Sold	5	65	(1,843)	1,451	(883)	(7,113)
Affiliated Investment Companies Shares Sold	—	(1)	—	—	—	—
Foreign Currency Transactions	—	—	(25)	87	—	—
Forward Currency Contracts	—	—	2,632	(3,359)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(27)	701	2,565	4,037	4,076	17,929
Translation of Foreign Currency-Denominated Amounts	—	—	21	23	—	—
Forward Currency Contracts	—	—	(3,020)	429	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	8,612	19,529	7,410	18,232	6,995	17,036
Distributions:
Institutional Class Shares	(18,640)	(13,160)	(16,336)	(12,675)	(5,838)	(7,600)
Capital Share Transactions (1):
Shares Issued	52,180	88,308	17,617	59,054	23,545	59,690
Shares Issued in Lieu of Cash Distributions	18,615	13,140	16,212	12,569	5,838	7,600
Shares Redeemed	(57,507)	(73,362)	(27,926)	(65,750)	(28,450)	(69,105)
Net Increase (Decrease) from Capital Share Transactions	13,288	28,086	5,903	5,873	933	(1,815)
Total Increase (Decrease) in Net Assets	3,260	34,455	(3,023)	11,430	2,090	7,621
Net Assets
Beginning of Period	387,655	353,200	336,766	325,336	206,668	199,047
End of Period	$390,915	$387,655	$333,743	$336,766	$208,758	$206,668
(1) Shares Issued and Redeemed:
Shares Issued	5,106	8,589	1,781	5,949	2,562	6,502
Shares Issued in Lieu of Cash Distributions	1,854	1,314	1,670	1,298	644	845
Shares Redeemed	(5,617)	(7,134)	(2,836)	(6,585)	(3,099)	(7,507)
Net Increase (Decrease) from Shares Issued and Redeemed	1,343	2,769	615	662	107	(160)
See accompanying Notes to Financial Statements.
117

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional VA Global Moderate Allocation Portfolio		Dimensional VA Equity Allocation Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,812	$5,127	$2,176	$2,905
Capital Gain Distributions Received from Affiliated Investment Companies	596	354	3,333	2,095
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(7)	950	(384)	136
Futures	—	—	—	(18)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(5,710)	34,126	(8,465)	34,424
Net Increase (Decrease) in Net Assets Resulting from Operations	(309)	40,557	(3,340)	39,542
Distributions:
Institutional Class Shares	(7,487)	(7,039)	(5,730)	(5,425)
Capital Share Transactions (1):
Shares Issued	17,863	32,521	15,906	57,688
Shares Issued in Lieu of Cash Distributions	7,487	7,038	5,730	5,425
Shares Redeemed	(12,142)	(23,200)	(9,202)	(23,369)
Net Increase (Decrease) from Capital Share Transactions	13,208	16,359	12,434	39,744
Total Increase (Decrease) in Net Assets	5,412	49,877	3,364	73,861
Net Assets
Beginning of Period	228,816	178,939	187,881	114,020
End of Period	$234,228	$228,816	$191,245	$187,881
(1) Shares Issued and Redeemed:
Shares Issued	1,086	2,039	996	3,857
Shares Issued in Lieu of Cash Distributions	449	475	350	393
Shares Redeemed	(735)	(1,447)	(593)	(1,535)
Net Increase (Decrease) from Shares Issued and Redeemed	800	1,067	753	2,715
See accompanying Notes to Financial Statements.
118

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$23.98	$20.25	$22.70	$25.08	$14.54	$17.42
Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.35	0.34	0.32	0.34	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.28)	5.29	(0.71)	(0.64)	10.48	(2.41)
Total from Investment Operations	(2.08)	5.64	(0.37)	(0.32)	10.82	(2.17)
Less Distributions:
Net Investment Income	(0.34)	(0.35)	(0.30)	(0.34)	(0.28)	(0.26)
Net Realized Gains	(1.64)	(1.56)	(1.78)	(1.72)	—	(0.45)
Total Distributions	(1.98)	(1.91)	(2.08)	(2.06)	(0.28)	(0.71)
Net Asset Value, End of Period	$19.92	$23.98	$20.25	$22.70	$25.08	$14.54
Total Return	(10.05%)(B)	29.19%	(1.95%)	(1.25%)	75.17%	(13.18%)
Net Assets, End of Period (thousands)	$622,806	$693,834	$518,411	$519,381	$527,102	$317,817
Ratio of Expenses to Average Net Assets	0.28%(C)	0.28%	0.29%	0.30%	0.34%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.28%(C)	0.28%	0.29%	0.30%	0.34%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.74%(C)	1.56%	1.58%	1.42%	1.55%	1.61%
Portfolio Turnover Rate	14%(B)	21%	18%	19%	23%	23%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
119

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA U.S. Large Value Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$37.41	$29.73	$31.22	$32.69	$22.57	$26.49
Income from Investment Operations (A)
Net Investment Income (Loss)	0.35	0.72	0.70	0.67	0.53	0.57
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.54)	8.12	(1.10)	(1.59)	10.13	(3.63)
Total from Investment Operations	(1.19)	8.84	(0.40)	(0.92)	10.66	(3.06)
Less Distributions:
Net Investment Income	(0.75)	(0.72)	(0.71)	(0.55)	(0.54)	(0.57)
Net Realized Gains	(3.78)	(0.44)	(0.38)	—	—	(0.29)
Total Distributions	(4.53)	(1.16)	(1.09)	(0.55)	(0.54)	(0.86)
Net Asset Value, End of Period	$31.69	$37.41	$29.73	$31.22	$32.69	$22.57
Total Return	(3.98%)(B)	30.53%	(1.41%)	(2.85%)	47.86%	(12.12%)
Net Assets, End of Period (thousands)	$615,817	$673,039	$590,765	$643,293	$648,392	$456,107
Ratio of Expenses to Average Net Assets	0.21%(C)	0.21%	0.21%	0.21%	0.24%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.21%(C)	0.21%	0.21%	0.21%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.08%(C)	2.08%	2.25%	2.11%	1.78%	2.39%
Portfolio Turnover Rate	7%(B)	15%	10%	13%	15%	12%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
120

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA International Value Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$14.83	$12.91	$11.62	$14.07	$9.57	$12.15
Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.53	0.56	0.55	0.43	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	1.29	2.17	1.38	(2.45)	4.33	(2.41)
Total from Investment Operations	1.56	2.70	1.94	(1.90)	4.76	(2.15)
Less Distributions:
Net Investment Income	(0.58)	(0.65)	(0.51)	(0.55)	(0.26)	(0.43)
Net Realized Gains	(0.30)	(0.13)	(0.14)	—	—	—
Total Distributions	(0.88)	(0.78)	(0.65)	(0.55)	(0.26)	(0.43)
Net Asset Value, End of Period	$15.51	$14.83	$12.91	$11.62	$14.07	$9.57
Total Return	11.18%(B)	21.76%	16.99%	(13.92%)	50.31%	(18.49%)
Net Assets, End of Period (thousands)	$555,494	$507,868	$422,141	$358,395	$407,723	$281,549
Ratio of Expenses to Average Net Assets	0.27%(C)	0.28%	0.27%	0.30%	0.38%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.27%(C)	0.28%	0.27%	0.30%	0.38%	0.44%
Ratio of Net Investment Income to Average Net Assets	3.77%(C)	3.72%	4.23%	4.27%	3.33%	2.52%
Portfolio Turnover Rate	7%(B)	14%	14%	14%	19%	16%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
121

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA International Small Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$12.66	$10.58	$10.10	$15.29	$11.22	$12.09
Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.33	0.31	0.32	0.26	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.90	2.11	0.67	(4.09)	4.28	(0.61)
Total from Investment Operations	1.06	2.44	0.98	(3.77)	4.54	(0.39)
Less Distributions:
Net Investment Income	(0.43)	(0.36)	(0.30)	(0.38)	(0.25)	(0.33)
Net Realized Gains	(0.34)	—	(0.20)	(1.04)	(0.22)	(0.15)
Total Distributions	(0.77)	(0.36)	(0.50)	(1.42)	(0.47)	(0.48)
Net Asset Value, End of Period	$12.95	$12.66	$10.58	$10.10	$15.29	$11.22
Total Return	8.85%(B)	23.56%	9.62%	(26.82%)	41.32%	(3.66%)
Net Assets, End of Period (thousands)	$327,536	$307,913	$256,171	$236,633	$311,019	$229,844
Ratio of Expenses to Average Net Assets	0.39%(C)	0.39%	0.39%	0.42%	0.50%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.39%(C)	0.39%	0.40%	0.42%	0.50%	0.56%
Ratio of Net Investment Income to Average Net Assets	2.65%(C)	2.75%	2.76%	2.69%	1.84%	1.96%
Portfolio Turnover Rate	8%(B)	17%	18%	18%	23%	19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
122

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA Short-Term Fixed Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.49	$10.33	$9.99	$10.20	$10.26	$10.41
Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.53	0.34	0.10	(— )	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.02	0.13	(0.31)	—	—
Total from Investment Operations	0.23	0.55	0.47	(0.21)	—	0.09
Less Distributions:
Net Investment Income	(0.51)	(0.39)	(0.13)	(— )	(0.06)	(0.24)
Total Distributions	(0.51)	(0.39)	(0.13)	—	(0.06)	(0.24)
Net Asset Value, End of Period	$10.21	$10.49	$10.33	$9.99	$10.20	$10.26
Total Return	2.26%(B)	5.54%	4.78%	(2.05%)	0.01%	0.84%
Net Assets, End of Period (thousands)	$390,915	$387,655	$353,200	$328,593	$282,429	$359,871
Ratio of Expenses to Average Net Assets	0.12%(C)	0.12%	0.12%	0.13%	0.18%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%(C)	0.12%	0.12%	0.13%	0.18%	0.21%
Ratio of Net Investment Income to Average Net Assets	4.46%(C)	5.16%	3.35%	0.96%	(0.01%)	0.91%
Portfolio Turnover Rate	26%(B)	33%	61%	74%	109%	97%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
123

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA Global Bond Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$10.15	$10.01	$9.72	$10.52	$10.62	$10.73
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.46	0.29	0.13	0.04	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.07	0.16	(0.85)	(0.14)	0.12
Total from Investment Operations	0.22	0.53	0.45	(0.72)	(0.10)	0.16
Less Distributions:
Net Investment Income	(0.49)	(0.39)	(0.16)	(0.08)	(— )	(0.27)
Total Distributions	(0.49)	(0.39)	(0.16)	(0.08)	—	(0.27)
Net Asset Value, End of Period	$9.88	$10.15	$10.01	$9.72	$10.52	$10.62
Total Return	2.27%(B)	5.53%	4.68%	(6.90%)	(0.92%)	1.54%
Net Assets, End of Period (thousands)	$333,743	$336,766	$325,336	$338,083	$391,750	$416,369
Ratio of Expenses to Average Net Assets	0.21%(C)	0.21%	0.22%	0.23%	0.24%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%(C)	0.21%	0.22%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	4.24%(C)	4.64%	2.96%	1.25%	0.39%	0.40%
Portfolio Turnover Rate	19%(B)	60%	62%	118%	133%	49%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
124

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VIT Inflation-Protected Securities Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$9.35	$8.94	$9.81	$11.81	$11.23	$10.40
Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.29	0.36	0.80	0.48	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.13	0.48	(0.39)	(2.16)	0.28	0.85
Total from Investment Operations	0.30	0.77	(0.03)	(1.36)	0.76	1.00
Less Distributions:
Net Investment Income	(0.26)	(0.36)	(0.84)	(0.54)	(0.12)	(0.17)
Net Realized Gains	—	—	—	(0.10)	(0.06)	—
Total Distributions	(0.26)	(0.36)	(0.84)	(0.64)	(0.18)	(0.17)
Net Asset Value, End of Period	$9.39	$9.35	$8.94	$9.81	$11.81	$11.23
Total Return	3.35%(B)	8.79%	(0.49%)	(12.22%)	6.89%	9.72%
Net Assets, End of Period (thousands)	$208,758	$206,668	$199,047	$209,274	$220,920	$210,287
Ratio of Expenses to Average Net Assets	0.11%(C)	0.11%	0.11%	0.11%	0.12%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.11%(C)	0.11%	0.11%	0.11%	0.12%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.72%(C)	3.11%	3.85%	7.49%	4.16%	1.34%
Portfolio Turnover Rate	5%(B)	25%	22%	46%	17%	48%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA Global Moderate Allocation Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$16.78	$14.23	$13.73	$16.30	$13.19	$13.15
Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.39	0.22	0.24	0.16	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.35)	2.72	0.70	(2.06)	3.27	0.19
Total from Investment Operations	(0.01)	3.11	0.92	(1.82)	3.43	0.44
Less Distributions:
Net Investment Income	(0.45)	(0.40)	(0.21)	(0.23)	(0.15)	(0.30)
Net Realized Gains	(0.10)	(0.16)	(0.21)	(0.52)	(0.17)	(0.10)
Total Distributions	(0.55)	(0.56)	(0.42)	(0.75)	(0.32)	(0.40)
Net Asset Value, End of Period	$16.22	$16.78	$14.23	$13.73	$16.30	$13.19
Total Return	(0.16%)(B)	22.36%	6.76%	(11.67%)	26.33%	3.35%
Net Assets, End of Period (thousands)	$234,228	$228,816	$178,939	$162,053	$182,112	$146,978
Ratio of Expenses to Average Net Assets *(D)	0.28%(C)	0.28%	0.28%	0.28%	0.29%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.43%(C)	0.44%	0.44%	0.45%	0.46%	0.50%
Ratio of Net Investment Income to Average Net Assets	4.15%(C)	2.44%	1.56%	1.61%	1.03%	1.94%
Portfolio Turnover Rate	3%(B)	8%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19%(C)	0.20%	0.20%	0.20%	0.21%	0.23%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA Equity Allocation Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$16.21	$12.84	$12.52	$15.68	$10.98	$11.28
Income from Investment Operations (A)
Net Investment Income (Loss)	0.18	0.27	0.24	0.27	0.22	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.41)	3.70	0.67	(2.35)	4.71	(0.20)
Total from Investment Operations	(0.23)	3.97	0.91	(2.08)	4.93	(0.01)
Less Distributions:
Net Investment Income	(0.30)	(0.30)	(0.24)	(0.32)	(0.20)	(0.21)
Net Realized Gains	(0.19)	(0.30)	(0.35)	(0.76)	(0.03)	(0.08)
Total Distributions	(0.49)	(0.60)	(0.59)	(1.08)	(0.23)	(0.29)
Net Asset Value, End of Period	$15.49	$16.21	$12.84	$12.52	$15.68	$10.98
Total Return	(1.59%)(B)	31.69%	7.35%	(14.25%)	45.39%	(0.25%)
Net Assets, End of Period (thousands)	$191,245	$187,881	$114,020	$98,184	$101,923	$81,083
Ratio of Expenses to Average Net Assets *(D)	0.31%(C)	0.31%	0.31%	0.31%	0.32%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.48%(C)	0.48%	0.49%	0.49%	0.52%	0.59%
Ratio of Net Investment Income to Average Net Assets	2.26%(C)	1.81%	1.80%	1.96%	1.56%	1.80%
Portfolio Turnover Rate	3%(B)	11%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%(C)	0.20%	0.20%	0.21%	0.23%	0.25%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
127

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc.  (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios as of April 30, 2025, nine of which (the “Portfolios”) are included in this report. The remaining portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio (each, a “Fund of Funds”) invest in other portfolios within the Fund and Dimensional Investment Group Inc. (“DIG”) (the “Underlying Funds”). The Funds of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. Certain of the Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov.
As of April 30, 2025, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/25
Dimensional VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	3%
	Dimensional VA U.S. Large Value Portfolio (IDG)	1%
	Dimensional VA International Value Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—
	Dimensional VA Short-Term Fixed Portfolio (IDG)	3%
	Dimensional VA Global Bond Portfolio (IDG)	9%
	DFA International Real Estate Securities Portfolio (IDG)	—

Dimensional VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	Dimensional VA U.S. Large Value Portfolio (IDG)	2%
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Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/25
	Dimensional VA U.S. Targeted Value Portfolio (IDG)	4%
	U.S. Large Company Portfolio (DIG)	—
	Dimensional VA International Value Portfolio (IDG)	1%
	Dimensional VA International Small Portfolio (IDG)	2%
	DFA International Real Estate Securities Portfolio (IDG)	—
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by Dimensional VA U.S. Targeted Value Portfolio and Dimensional VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and by Dimensional VA International Value Portfolio and Dimensional VA International Small Portfolio (the “International Equity Portfolios”), including OTC securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When
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fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by the Dimensional VA Short-Term Fixed Portfolio, Dimensional VA Global Bond Portfolio and Dimensional VIT Inflation-Protected Securities Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Shares held by the Dimensional VA Global Moderate Allocation Portfolio and the Dimensional VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and Dimensional VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains
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or losses are realized upon ultimate receipt or disbursement. The Dimensional VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.
The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Dimensional VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Dimensional VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.
4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions
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that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
Dimensional VA U.S. Targeted Value Portfolio	0.27%
Dimensional VA U.S. Large Value Portfolio	0.19%
Dimensional VA International Value Portfolio	0.25%
Dimensional VA International Small Portfolio	0.35%
Dimensional VA Short-Term Fixed Portfolio	0.10%
Dimensional VA Global Bond Portfolio	0.19%
Dimensional VIT Inflation-Protected Securities Portfolio	0.09%
Dimensional VA Global Moderate Allocation Portfolio	0.23%
Dimensional VA Equity Allocation Portfolio	0.27%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Dimensional VIT Inflation-Protected Securities Portfolio, Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2026, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2025, waived fees/assumed expenses during the six months ended April 30, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Dimensional VA Equity Allocation Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.
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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Dimensional VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—
Dimensional VA Global Moderate Allocation Portfolio (2)	0.28%	—	—	$176
Dimensional VA Equity Allocation Portfolio (3)	0.37%	0.27%	—	159

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies)
(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets
(the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series. In addition, under the Fee Waiver
Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the Short Term Series but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	4/30/2028	Total
Dimensional VA Global Moderate Allocation Portfolio	$144	$287	$334	$176	$941

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2025, the total related amount paid by the Fund to the CCO was $100 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of April 30, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
Dimensional VA U.S. Targeted Value Portfolio	$2
Dimensional VA U.S. Large Value Portfolio	2
Dimensional VA International Value Portfolio	2
Dimensional VA International Small Portfolio	2
Dimensional VA Short-Term Fixed Portfolio	4
Dimensional VA Global Bond Portfolio	4
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Dimensional VIT Inflation-Protected Securities Portfolio	$1
Dimensional VA Global Moderate Allocation Portfolio	1
Dimensional VA Equity Allocation Portfolio	—

E. Purchases and Sales of Securities:
For the six months ended April 30, 2025, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Dimensional VA U.S. Targeted Value Portfolio	—	—	$108,309	$99,003
Dimensional VA U.S. Large Value Portfolio	—	—	48,362	71,629
Dimensional VA International Value Portfolio	—	—	36,200	38,750
Dimensional VA International Small Portfolio	—	—	23,645	25,574
Dimensional VA Short-Term Fixed Portfolio	$21,706	$40,056	17,107	5,093
Dimensional VA Global Bond Portfolio	—	11,510	25,646	14,621
Dimensional VIT Inflation-Protected Securities Portfolio	11,139	15,295	—	—
Dimensional VA Global Moderate Allocation Portfolio	—	—	19,146	7,956
Dimensional VA Equity Allocation Portfolio	—	—	18,650	6,218
For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments,  Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
Dimensional VA U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$14,622	$64,069	$60,471	$1	$(2)	$18,219	1,575	$380	—
Total	$14,622	$64,069	$60,471	$1	$(2)	$18,219		$380	—
Dimensional VA U.S. Large Value Portfolio
The DFA Short Term Investment Fund	$2,266	$69,990	$60,064	—	—	$12,192	1,054	$118	—
Total	$2,266	$69,990	$60,064	—	—	$12,192		$118	—
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	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
Dimensional VA International Value Portfolio
The DFA Short Term Investment Fund	$11,245	$185,555	$163,529	$(2)	$(1)	$33,268	2,877	$591	—
Total	$11,245	$185,555	$163,529	$(2)	$(1)	$33,268		$591	—
Dimensional VA International Small Portfolio
The DFA Short Term Investment Fund	$9,567	$45,992	$33,370	$1	$(3)	$22,187	1,918	$347	—
Total	$9,567	$45,992	$33,370	$1	$(3)	$22,187		$347	—
Dimensional VA Short-Term Fixed Portfolio
The DFA Short Term Investment Fund	—	$2,160	$1,648	—	—	$512	44	$1	—
Total	—	$2,160	$1,648	—	—	$512		$1	—
Dimensional VA Global Bond Portfolio
The DFA Short Term Investment Fund	$655	$5,083	$5,738	—	—	—	—	$6	—
Total	$655	$5,083	$5,738	—	—	—		$6	—
Dimensional VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$74,498	$6,688	$1,554	$175	$(3,704)	$76,103	2,105	$432	—
DFA Selectively Hedged Global Fixed Income Portfolio	28,839	3,018	2,139	(56)	(549)	29,113	3,120	1,279	—
Dimensional VA Global Bond Portfolio	28,839	3,207	2,165	(139)	(629)	29,113	2,947	1,428	—
U.S. Core Equity 1 Portfolio	26,593	1,802	204	33	(1,131)	27,093	666	152	—
International Core Equity 2 Portfolio	23,829	811	448	16	1,815	26,023	1,516	287	—
Emerging Markets Core Equity 2 Portfolio	11,852	462	7	(1)	(328)	11,978	507	191	—
DFA Two-Year Global Fixed Income Portfolio	11,534	886	666	(8)	(2)	11,744	1,191	268	—
Dimensional VA Short-Term Fixed Portfolio	11,534	1,205	688	(20)	(288)	11,743	1,150	572	—
Dimensional VA U.S. Large Value Portfolio	5,346	818	—	—	(872)	5,292	167	107	$541
Dimensional VA International Value Portfolio	2,698	161	46	(1)	137	2,949	190	106	55
DFA Real Estate Securities Portfolio	2,380	44	34	(4)	(134)	2,252	56	45	—
DFA International Real Estate Securities Portfolio	773	43	5	(2)	(25)	784	218	42	—
Total	$228,715	$19,145	$7,956	$(7)	$(5,710)	$234,187		$4,909	$596
135

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
Dimensional VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$54,047	$3,068	$652	$(59)	$(2,314)	$54,090	1,330	$313	—
U.S. Large Company Portfolio	43,132	2,600	1,170	(52)	(1,059)	43,451	1,176	295	$15
Dimensional VA U.S. Targeted Value Portfolio	24,386	5,190	736	6	(4,557)	24,289	1,219	337	1,642
International Core Equity 2 Portfolio	21,794	2,034	1,708	(82)	1,712	23,750	1,383	270	—
Emerging Markets Core Equity 2 Portfolio	15,078	1,626	688	(66)	(383)	15,567	659	246	—
Dimensional VA U.S. Large Value Portfolio	13,634	2,500	540	(84)	(2,145)	13,365	422	276	1,392
Dimensional VA International Small Portfolio	6,721	899	422	(33)	227	7,392	571	232	181
Dimensional VA International Value Portfolio	5,052	472	249	(7)	259	5,527	356	200	103
DFA Real Estate Securities Portfolio	2,983	175	45	(5)	(174)	2,934	73	58	—
DFA International Real Estate Securities Portfolio	982	85	8	(2)	(31)	1,026	285	54	—
Total	$187,809	$18,649	$6,218	$(384)	$(8,465)	$191,391		$2,281	$3,333
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, and distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional VA U.S. Targeted Value Portfolio
2023	$8,909	$38,440	$47,349
2024	12,932	36,390	49,322
Dimensional VA U.S. Large Value Portfolio
2023	14,159	7,662	21,821
2024	14,547	8,871	23,418
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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional VA International Value Portfolio
2023	$15,605	$4,337	$19,942
2024	21,981	3,600	25,581
Dimensional VA International Small Portfolio
2023	6,808	4,635	11,443
2024	8,825	—	8,825
Dimensional VA Short-Term Fixed Portfolio
2023	4,223	—	4,223
2024	13,160	—	13,160
Dimensional VA Global Bond Portfolio
2023	5,491	—	5,491
2024	12,675	—	12,675
Dimensional VIT Inflation-Protected Securities Portfolio
2023	18,023	—	18,023
2024	7,600	—	7,600
Dimensional VA Global Moderate Allocation Portfolio
2023	2,576	2,371	4,947
2024	5,158	1,881	7,039
Dimensional VA Equity Allocation Portfolio
2023	1,899	2,729	4,628
2024	2,728	2,697	5,425

As of October 31, 2024, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional VA U.S. Targeted Value Portfolio	$12,132	$42,603	—	$131,009	$185,744
Dimensional VA U.S. Large Value Portfolio	11,831	66,984	—	253,581	332,396
Dimensional VA International Value Portfolio	18,591	9,146	—	60,532	88,269
Dimensional VA International Small Portfolio	10,305	6,736	—	7,812	24,853
Dimensional VA Short-Term Fixed Portfolio	15,601	—	$(4,193)	33	11,441
Dimensional VA Global Bond Portfolio	13,808	—	(31,543)	147	(17,588)
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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional VIT Inflation-Protected Securities Portfolio	$4,855	—	$(20,885)	$(12,061)	$(28,091)
Dimensional VA Global Moderate Allocation Portfolio	1,896	$1,104	—	67,873	70,873
Dimensional VA Equity Allocation Portfolio	1,603	2,023	—	47,601	51,227
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
Dimensional VA Short-Term Fixed Portfolio	$4,193
Dimensional VA Global Bond Portfolio	31,543
Dimensional VIT Inflation-Protected Securities Portfolio	20,885
During the year ended October 31, 2024, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
Dimensional VA International Small Portfolio	$1,969
Dimensional VA Short-Term Fixed Portfolio	64

As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional VA U.S. Targeted Value Portfolio	$615,578	$130,722	$(105,886)	$24,836
Dimensional VA U.S. Large Value Portfolio	431,472	228,794	(33,374)	195,420
Dimensional VA International Value Portfolio	483,795	133,255	(33,489)	99,766
Dimensional VA International Small Portfolio	320,002	82,594	(51,256)	31,338
Dimensional VA Short-Term Fixed Portfolio	416,009	74	(68)	6
Dimensional VA Global Bond Portfolio	329,399	2,747	(2,615)	132
Dimensional VIT Inflation-Protected Securities Portfolio	216,400	194	(7,068)	(6,874)
Dimensional VA Global Moderate Allocation Portfolio	172,202	65,156	(1,163)	63,993
Dimensional VA Equity Allocation Portfolio	152,256	42,846	(123)	42,723
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained,
138

assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.
2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. Forward Currency Contracts: The Dimensional VA Global Bond Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.
139

Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amounts in thousands):
	Forward Currency Contracts*	Futures**
Dimensional VA U.S. Targeted Value Portfolio	$ —	$201
Dimensional VA International Value Portfolio	—	704
Dimensional VA International Small Portfolio	—	432
Dimensional VA Global Bond Portfolio	120,619	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2025 (amounts in thousands):
	Asset Derivatives Value
	Total Value at April 30, 2025	Forward Currency Contracts (1)	Equity Contracts (2)
Dimensional VA International Value Portfolio	$14	—	$14
Dimensional VA Global Bond Portfolio	234	$234	—

Liability Derivatives Value
	Total Value at April 30, 2025	Forward Currency Contracts (3)
Dimensional VA Global Bond Portfolio	$(2,109)	$(2,109)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
140

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Dimensional VA U.S. Targeted Value Portfolio	$(73)	—	$(73)
Dimensional VA International Value Portfolio	83	—	83
Dimensional VA International Small Portfolio	23	—	23
Dimensional VA Global Bond Portfolio	2,632	$2,632	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Dimensional VA International Value Portfolio	$14	—	$14
Dimensional VA Global Bond Portfolio	(3,020)	$(3,020)	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
141

The following table presents the Dimensional VA Global Bond Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2025 (amounts in thousands):
		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets		Financial Instruments	Non-Cash Collateral Received	Cash Collateral Received	Net Amount	Gross Amounts of Recognized Liabilities (a)		Financial Instruments	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
	Assets						Liabilities
Dimensional VA Global Bond Portfolio
Citibank, N.A.	$38	$38	$(38)	—	—	—	$335	$335	$(38)	—	—	$297
Royal Bank of Canada	—	—	—	—	—	—	297	297	—	—	—	297
Societe Generale	196	196	—	—	—	$196	—	—	—	—	—	—
Bank of America Corp.	—	—	—	—	—	—	320	320	—	—	—	320
State Street Bank and Trust	—	—	—	—	—	—	830	830	—	—	—	830
NatWest Markets PLC	—	—	—	—	—	—	271	271	—	—	—	271
UBS AG	—	—	—	—	—	—	56	56	—	—	—	56
Total	$234	$234	$(38)	—	—	$196	$2,109	$2,109	$(38)	—	—	$2,071
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the six months ended April 30, 2025, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2025
Dimensional VA U.S. Targeted Value Portfolio	5.19%	$1,229	7	$1	$2,078	—
Dimensional VA U.S. Large Value Portfolio	5.08%	6,850	13	13	18,445	—
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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2025
Dimensional VA International Value Portfolio	5.08%	$1,193	16	$3	$5,854	—
Dimensional VA International Small Portfolio	5.10%	246	38	1	871	$199
Dimensional VA Global Moderate Allocation Portfolio	5.15%	376	21	1	754	—
Dimensional VA Equity Allocation Portfolio	5.12%	185	34	1	1,275	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2025.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2025, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2025, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional VA U.S. Targeted Value Portfolio	$22,886	$39,258	$11,169
Dimensional VA U.S. Large Value Portfolio	14,107	15,290	4,418
Dimensional VA International Value Portfolio	5,763	4,332	936
Dimensional VA International Small Portfolio	4,679	4,448	1,233
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J. Securities Lending:
As of April 30, 2025, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral  consisting of short-and/or long term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
Dimensional VA U.S. Targeted Value Portfolio	$12
Dimensional VA International Value Portfolio	4,835
Dimensional VA International Small Portfolio	11,023

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Short Term Series"), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
144

L. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i)engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
M. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
N. Other:
As of April 30, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional VA U.S. Targeted Value Portfolio	7	67%
Dimensional VA U.S. Large Value Portfolio	5	66%
Dimensional VA International Value Portfolio	4	64%
Dimensional VA International Small Portfolio	4	59%
Dimensional VA Short-Term Fixed Portfolio	4	72%
Dimensional VA Global Bond Portfolio	5	82%
Dimensional VIT Inflation-Protected Securities Portfolio	5	79%
Dimensional VA Global Moderate Allocation Portfolio	3	68%
Dimensional VA Equity Allocation Portfolio	5	90%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
145

O. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
146

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
147

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
148

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
149

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on November 1, 2024, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including:  (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
150

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
151

DFA-043025-004S

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2025 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ɏ	Represents 7 Day subsidized yield as of April 30, 2025
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

1

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (4.4%)
*	Live Nation Entertainment, Inc.	44,540	$5,899,323
	Meta Platforms, Inc., Class A	262,437	144,077,913
TOTAL COMMUNICATION SERVICES			149,977,236
CONSUMER DISCRETIONARY — (10.8%)
*	Amazon.com, Inc.	358,020	66,026,048
	Booking Holdings, Inc.	676	3,447,113
*	Burlington Stores, Inc.	31,695	7,132,643
*	Chipotle Mexican Grill, Inc.	150,606	7,608,615
	Darden Restaurants, Inc.	45,682	9,165,636
*	Deckers Outdoor Corp.	1,304	144,522
	Expedia Group, Inc.	70,338	11,038,142
	Home Depot, Inc.	378,767	136,541,716
#	Las Vegas Sands Corp.	247,110	9,061,524
#*	Lululemon Athletica, Inc.	29,942	8,107,395
	Marriott International, Inc., Class A	1	239
#	NIKE, Inc., Class B	98,552	5,558,333
	Pool Corp.	3,414	1,000,780
	Ross Stores, Inc.	149,947	20,842,633
	Royal Caribbean Cruises Ltd.	6,246	1,342,328
#	Starbucks Corp.	37,155	2,974,258
	Tapestry, Inc.	200	14,130
	TJX Cos., Inc.	418,160	53,808,829
#	Tractor Supply Co.	399,760	20,235,851
	Williams-Sonoma, Inc.	57,310	8,852,676
TOTAL CONSUMER DISCRETIONARY			372,903,411
CONSUMER STAPLES — (12.0%)
	Altria Group, Inc.	109,562	6,480,592
*	BJ's Wholesale Club Holdings, Inc.	8,318	977,864
	Brown-Forman Corp. (BF/A US), Class A	2,508	86,802
	Clorox Co.	54,418	7,743,681
	Coca-Cola Co.	886,440	64,311,222
	Colgate-Palmolive Co.	232,810	21,462,754
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Costco Wholesale Corp.	100,034	$99,483,813
	Hershey Co.	471	78,746
	Kimberly-Clark Corp.	261,181	34,418,432
	PepsiCo, Inc.	450,803	61,119,871
	Procter & Gamble Co.	430,615	70,005,081
	Sysco Corp.	451,969	32,270,587
	Walmart, Inc.	166,753	16,216,729
TOTAL CONSUMER STAPLES			414,656,174
ENERGY — (1.9%)
	Cheniere Energy, Inc.	170,932	39,504,095
	Targa Resources Corp.	141,369	24,159,962
#	Texas Pacific Land Corp.	723	931,853
TOTAL ENERGY			64,595,910
FINANCIALS — (11.6%)
	Ameriprise Financial, Inc.	43,946	20,699,445
	Aon PLC, Class A	19,633	6,965,592
	Equitable Holdings, Inc.	137,366	6,792,749
	FactSet Research Systems, Inc.	867	374,735
	LPL Financial Holdings, Inc.	34,491	11,029,877
	Marsh & McLennan Cos., Inc.	50,170	11,311,830
	Mastercard, Inc., Class A	303,860	166,533,511
	Moody's Corp.	35,508	16,089,385
#	Visa, Inc., Class A	467,244	161,432,802
TOTAL FINANCIALS			401,229,926
HEALTH CARE — (13.3%)
	AbbVie, Inc.	700,813	136,728,616
	Amgen, Inc.	190,163	55,322,220
	Cencora, Inc.	153,459	44,912,846
*	DaVita, Inc.	6,214	879,592
*	Edwards Lifesciences Corp.	3	226
	Eli Lilly & Co.	193,690	174,117,626
*	IDEXX Laboratories, Inc.	31,399	13,584,777
*	Solventum Corp.	39,626	2,620,071

2

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Waters Corp.	24,713	$8,593,451
	Zoetis, Inc.	136,127	21,290,263
TOTAL HEALTH CARE			458,049,688
INDUSTRIALS — (13.8%)
	3M Co.	192,506	26,741,008
	Automatic Data Processing, Inc.	134,474	40,422,884
*	Boeing Co.	59,970	10,988,903
#	Booz Allen Hamilton Holding Corp.	52,858	6,344,017
	Broadridge Financial Solutions, Inc.	60,069	14,560,726
	Caterpillar, Inc.	84,780	26,219,911
	Cintas Corp.	70,336	14,888,725
	Deere & Co.	2,345	1,087,048
	Expeditors International of Washington, Inc.	955	104,964
	Fastenal Co.	160,827	13,022,162
	Honeywell International, Inc.	166,186	34,982,153
#	Illinois Tool Works, Inc.	95,864	22,998,732
	Lennox International, Inc.	20,650	11,290,388
	Lincoln Electric Holdings, Inc.	3,675	647,535
	Lockheed Martin Corp.	87,680	41,889,120
	Old Dominion Freight Line, Inc.	70,357	10,784,321
	Paychex, Inc.	234,123	34,444,176
	Rockwell Automation, Inc.	16,558	4,101,085
	Rollins, Inc.	75,167	4,294,291
	Trane Technologies PLC	25,430	9,747,573
	Union Pacific Corp.	116,749	25,178,089
	Veralto Corp.	12,772	1,224,835
	Verisk Analytics, Inc.	111,740	33,123,088
	Vertiv Holdings Co., Class A	185,850	15,867,873
	Waste Management, Inc.	137,529	32,093,767
	WW Grainger, Inc.	36,312	37,194,745
*	XPO, Inc.	23,000	2,440,760
TOTAL INDUSTRIALS			476,682,879
INFORMATION TECHNOLOGY — (28.5%)
*	Adobe, Inc.	95,569	35,836,464
	Apple, Inc.	1,015,972	215,894,050
	Applied Materials, Inc.	19,574	2,949,998
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AppLovin Corp., Class A	125,307	$33,746,428
*	Autodesk, Inc.	40,495	11,105,754
	CDW Corp.	86,520	13,891,651
*	Fortinet, Inc.	149,124	15,473,106
*	Gartner, Inc.	54,043	22,756,426
*	GoDaddy, Inc., Class A	72,732	13,697,618
	International Business Machines Corp.	160,635	38,844,756
	Jabil, Inc.	51,076	7,485,699
	KLA Corp.	39,014	27,414,748
	Lam Research Corp.	405,720	29,077,952
*	Manhattan Associates, Inc.	906	160,715
	Microsoft Corp.	474,237	187,446,917
	Motorola Solutions, Inc.	51,950	22,878,260
	NetApp, Inc.	144,515	12,970,221
	NVIDIA Corp.	1,723,850	187,761,742
	Oracle Corp.	626,060	88,099,163
	Texas Instruments, Inc.	95,138	15,226,837
TOTAL INFORMATION TECHNOLOGY			982,718,505
MATERIALS — (0.6%)
	Sherwin-Williams Co.	60,821	21,464,947
UTILITIES — (1.4%)
	NRG Energy, Inc.	157,695	17,280,218
	Vistra Corp.	222,859	28,889,212
TOTAL UTILITIES			46,169,430
TOTAL COMMON STOCKS Cost ($2,035,082,304)			3,388,448,106

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	31,235,347	31,235,347
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	2,438,894	28,205,814
TOTAL INVESTMENTS — (100.0%)
(Cost $2,094,523,465)			$3,447,889,267

3

U.S. Large Cap Growth Portfolio
CONTINUED
As of April 30, 2025, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	87	06/20/25	$24,499,701	$24,303,450	$(196,251)
Total Futures Contracts			$24,499,701	$24,303,450	$(196,251)
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$149,977,236	—	—	$149,977,236
Consumer Discretionary	372,903,411	—	—	372,903,411
Consumer Staples	414,656,174	—	—	414,656,174
Energy	64,595,910	—	—	64,595,910
Financials	401,229,926	—	—	401,229,926
Health Care	458,049,688	—	—	458,049,688
Industrials	476,682,879	—	—	476,682,879
Information Technology	982,718,505	—	—	982,718,505
Materials	21,464,947	—	—	21,464,947
Utilities	46,169,430	—	—	46,169,430
Temporary Cash Investments	31,235,347	—	—	31,235,347
Securities Lending Collateral	—	$28,205,814	—	28,205,814
Total Investments in Securities	$3,419,683,453	$28,205,814	—	$3,447,889,267
Financial Instruments
Liabilities
Futures Contracts**	(196,251)	—	—	(196,251)
Total Financial Instruments	$(196,251)	—	—	$(196,251)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
4

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.6%)
COMMUNICATION SERVICES — (1.9%)
*	Anterix, Inc.	14,029	$418,766
*	Cargurus, Inc.	50,875	1,422,465
#	Cinemark Holdings, Inc.	132,090	3,950,812
*	Gambling.com Group Ltd.	32,777	421,840
*	Gannett Co., Inc.	90,833	290,666
#*	Gogo, Inc.	103,584	784,131
	IDT Corp., Class B	26,370	1,325,092
#*	IMAX Corp.	72,775	1,770,616
	Iridium Communications, Inc.	101,704	2,454,117
	John Wiley & Sons, Inc. (WLY US), Class A	47,521	2,073,816
*	Lumen Technologies, Inc.	1,095,616	3,878,481
*	Magnite, Inc.	57,599	684,852
	New York Times Co., Class A	109,707	5,711,346
	Nexstar Media Group, Inc.	1,166	174,503
*	QuinStreet, Inc.	30,646	536,918
*	Stagwell, Inc.	118,951	663,747
*	TechTarget, Inc.	28,638	228,245
*	Travelzoo	10,684	148,187
*	Yelp, Inc.	70,499	2,473,105
TOTAL COMMUNICATION SERVICES			29,411,705
CONSUMER DISCRETIONARY — (15.4%)
*	Abercrombie & Fitch Co., Class A	48,757	3,384,711
*	Accel Entertainment, Inc.	46,293	476,818
#	Acushnet Holdings Corp.	73,215	4,848,297
*	Adtalem Global Education, Inc.	30,101	3,196,726
	Aramark	188,470	6,300,552
*	Arhaus, Inc.	55,737	438,093
	Autoliv, Inc.	56,750	5,290,802
*	AutoNation, Inc.	29,966	5,218,579
*	Birkenstock Holding PLC	57,300	2,946,939
	Bloomin' Brands, Inc.	94,496	757,858
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Boot Barn Holdings, Inc.	30,537	$3,186,231
	Boyd Gaming Corp.	2,041	141,115
*	Bright Horizons Family Solutions, Inc.	35,291	4,426,197
*	Brinker International, Inc.	47,295	6,351,718
#	Buckle, Inc.	54,152	1,882,324
	Build-A-Bear Workshop, Inc.	15,652	552,203
	Camping World Holdings, Inc., Class A	64,879	782,441
	Carriage Services, Inc.	10,960	437,962
*	Cavco Industries, Inc.	8,315	4,106,363
*	Champion Homes, Inc.	57,170	4,945,205
#	Cheesecake Factory, Inc.	61,747	3,110,196
#	Choice Hotels International, Inc.	34,922	4,404,013
	Churchill Downs, Inc.	23,880	2,158,991
	Columbia Sportswear Co.	19,300	1,199,881
*	Cooper-Standard Holdings, Inc.	7,200	105,624
	Cracker Barrel Old Country Store, Inc.	4,387	187,325
*	Crocs, Inc.	49,244	4,748,106
#*	Dave & Buster's Entertainment, Inc.	40,070	768,943
#	Dillard's, Inc., Class A	9,875	3,423,267
*	Dorman Products, Inc.	26,871	3,044,484
*	Dutch Bros, Inc., Class A	54,327	3,245,495
*	Envela Corp.	10,494	66,847
#*	European Wax Center, Inc., Class A	56,459	176,152
*	Figs, Inc., Class A	71,146	286,718
*	Floor & Decor Holdings, Inc., Class A	65,899	4,707,825
*	Frontdoor, Inc.	79,753	3,278,646
	Gap, Inc.	283,018	6,198,094
	Gentex Corp.	59,643	1,299,025
*	Global Business Travel Group I	71,236	477,994
*	Grand Canyon Education, Inc.	31,916	5,692,857
	H&R Block, Inc.	72,783	4,393,910

5

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Hanesbrands, Inc.	271,664	$1,246,938
	Hasbro, Inc.	148,500	9,192,150
	Installed Building Products, Inc.	30,114	4,993,805
	J Jill, Inc.	3,280	49,922
	Jack in the Box, Inc.	4,336	112,909
	Kontoor Brands, Inc.	65,219	3,922,923
#*	Kura Sushi USA, Inc., Class A	10,600	624,128
*	Laureate Education, Inc.	150,089	3,012,286
	Levi Strauss & Co., Class A	79,519	1,273,099
*	Life Time Group Holdings, Inc.	127,662	3,914,117
*	Light & Wonder, Inc.	6,269	535,247
*	Lincoln Educational Services Corp.	12,547	212,044
#	Lucky Strike Entertainment Corp.	13,273	124,766
	Marine Products Corp.	4,479	37,624
*	Mattel, Inc.	235,823	3,747,227
*	MGM Resorts International	3,707	116,622
*	Modine Manufacturing Co.	59,366	4,846,640
#	Murphy USA, Inc.	19,248	9,596,475
	Nathan's Famous, Inc.	430	42,033
*	Norwegian Cruise Line Holdings Ltd.	401,034	6,428,575
#*	Ollie's Bargain Outlet Holdings, Inc.	48,650	5,162,251
	OneSpaWorld Holdings Ltd.	108,643	1,814,338
	Papa John's International, Inc.	6,657	229,866
	Patrick Industries, Inc.	19,120	1,471,858
*	PlayAGS, Inc.	30,743	372,605
*	Potbelly Corp.	30,935	250,574
#	Red Rock Resorts, Inc., Class A	49,765	2,124,965
#*	Revolve Group, Inc.	36,747	730,530
*	Savers Value Village, Inc.	5,283	50,664
*	Shake Shack, Inc., Class A	24,125	2,116,727
#	Somnigroup International, Inc.	169,687	10,361,088
*	Sonos, Inc.	19,536	179,927
*	Stride, Inc.	38,763	5,514,037
	Tapestry, Inc.	14,459	1,021,528
*	Tile Shop Holdings, Inc.	6,058	34,349
*	TopBuild Corp.	22,260	6,583,618
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	United Parks & Resorts, Inc.	30,650	$1,337,873
*	Universal Technical Institute, Inc.	57,813	1,622,233
	Upbound Group, Inc.	59,024	1,174,578
	Vail Resorts, Inc.	37,942	5,281,526
#*	Valvoline, Inc.	133,607	4,577,376
#	VF Corp.	127,229	1,511,481
*	Victoria's Secret & Co.	82,308	1,547,390
#	Wendy's Co.	201,305	2,516,312
	Wyndham Hotels & Resorts, Inc.	77,543	6,614,418
#*Ω	XPEL, Inc.	28,298	810,455
*	YETI Holdings, Inc.	74,517	2,127,460
TOTAL CONSUMER DISCRETIONARY			233,815,084
CONSUMER STAPLES — (5.1%)
*	Boston Beer Co., Inc. , Class A	4,995	1,227,771
	Cal-Maine Foods, Inc.	2,230	208,215
#*	Celsius Holdings, Inc.	55,519	1,940,944
*	Chefs' Warehouse, Inc.	41,126	2,342,948
	Coca-Cola Consolidated, Inc.	2,689	3,645,773
#*	elf Beauty, Inc.	27,301	1,689,113
	Energizer Holdings, Inc.	76,323	2,063,774
	Flowers Foods, Inc.	167,905	2,953,449
*»	Fresh Market, Inc.	15,766	0
*	Freshpet, Inc.	38,602	2,838,791
*	Honest Co., Inc.	36,019	172,531
	Interparfums, Inc.	31,841	3,477,037
	J&J Snack Foods Corp.	15,318	1,985,060
	John B Sanfilippo & Son, Inc.	10,031	664,754
	Lamb Weston Holdings, Inc.	119,407	6,305,884
	Lancaster Colony Corp.	21,652	3,524,512
#	Lifevantage Corp.	7,151	88,458
*	Lifeway Foods, Inc.	8,013	189,748
*	Mama's Creations, Inc.	37,381	246,715
#*	Maplebear, Inc.	9,855	393,116
	National Beverage Corp.	67,172	2,982,437
	Natural Grocers by Vitamin Cottage, Inc.	22,583	1,132,763
	Oil-Dri Corp. of America	5,929	249,552

6

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Pilgrim's Pride Corp.	20,502	$1,118,999
#	PriceSmart, Inc.	20,110	2,040,964
	Reynolds Consumer Products, Inc.	130,261	2,996,003
*	Sprouts Farmers Market, Inc.	117,824	20,147,904
	Tootsie Roll Industries, Inc.	39,502	1,264,064
	Turning Point Brands, Inc.	23,500	1,442,430
	Utz Brands, Inc.	77,240	1,026,520
*	Vita Coco Co., Inc.	60,138	1,987,561
*	Vital Farms, Inc.	47,004	1,609,417
#	WD-40 Co.	13,268	3,029,880
#	WK Kellogg Co.	6,033	108,172
TOTAL CONSUMER STAPLES			77,095,259
ENERGY — (2.1%)
	Antero Midstream Corp.	351,128	5,811,168
	Archrock, Inc.	166,562	3,919,204
	Aris Water Solutions, Inc., Class A	20,854	520,516
	Cactus, Inc., Class A	64,680	2,453,959
#*	Centrus Energy Corp., Class A	16,006	1,109,056
	ChampionX Corp.	130,205	3,141,847
#*	Comstock Resources, Inc.	155,646	2,843,652
#	Core Laboratories, Inc.	7,045	80,102
#	CVR Energy, Inc.	32,924	620,947
	Energy Services of America Corp.	16,380	140,049
	Excelerate Energy, Inc., Class A	20,233	517,560
*	KLX Energy Services Holdings, Inc.	13,748	27,633
	Kodiak Gas Services, Inc.	23,371	794,848
	Magnolia Oil & Gas Corp., Class A	187,051	3,840,157
*	Nabors Industries Ltd.	836	22,438
*	Oceaneering International, Inc.	111,989	1,987,805
#	Solaris Energy Infrastructure, Inc.	25,571	540,571
#*	Uranium Energy Corp.	263,467	1,383,202
	Weatherford International PLC	35,266	1,460,012
TOTAL ENERGY			31,214,726
		Shares	Value†
FINANCIALS — (9.9%)
	Acadian Asset Management, Inc.	25,254	$680,343
	American Coastal Insurance Corp.	16,840	192,481
	AMERISAFE, Inc.	20,353	946,211
	Artisan Partners Asset Management, Inc., Class A	73,603	2,721,839
#*	AvidXchange Holdings, Inc.	20,512	166,763
#*	Baldwin Insurance Group, Inc.	22,534	937,865
	BancFirst Corp.	7,918	932,899
*	Bancorp, Inc.	55,822	2,696,761
	BGC Group, Inc., Class A	370,848	3,359,883
*	Cantaloupe, Inc.	78,482	627,856
	Cass Information Systems, Inc.	11,423	465,373
	City Holding Co.	10,395	1,204,469
*	Coastal Financial Corp.	12,813	1,052,588
	Cohen & Steers, Inc.	54,049	4,125,020
	Commerce Bancshares, Inc.	7,276	441,944
	Crawford & Co. (CRD/A US), Class A	26,953	299,717
	Crawford & Co. (CRD/B US), Class B	30,600	326,808
#*	Credit Acceptance Corp.	8,345	4,067,520
*	Dave, Inc.	1,199	113,689
	Diamond Hill Investment Group, Inc.	2,665	335,737
	DigitalBridge Group, Inc.	114,781	964,160
*	Donnelley Financial Solutions, Inc.	33,609	1,619,954
	Esquire Financial Holdings, Inc.	2,896	240,136
*	Euronet Worldwide, Inc.	42,989	4,260,210
	Evercore, Inc., Class A	33,780	6,934,696
	EVERTEC, Inc.	72,062	2,445,784
	Federated Hermes, Inc.	84,142	3,417,007
	First Financial Bankshares, Inc.	116,941	3,918,693

7

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	FirstCash Holdings, Inc.	27,703	$3,711,094
#	Goosehead Insurance, Inc., Class A	22,220	2,160,006
#	Hamilton Lane, Inc., Class A	42,339	6,540,952
#	HCI Group, Inc.	8,992	1,315,530
*	International Money Express, Inc.	32,480	403,402
	Kinsale Capital Group, Inc.	16,598	7,224,445
	Lakeland Financial Corp.	21,716	1,208,930
#	Lazard, Inc.	116,686	4,539,085
*	LendingTree, Inc.	14,012	722,879
	MarketAxess Holdings, Inc.	32,680	7,241,561
	Moelis & Co., Class A	41,917	2,245,913
*	NCR Atleos Corp.	28,306	790,304
*	Open Lending Corp.	26,392	32,726
*	Oscar Health, Inc., Class A	144,424	1,878,956
*	Palomar Holdings, Inc.	28,461	4,127,414
	Park National Corp.	195	29,269
*	Paymentus Holdings, Inc., Class A	8,068	261,887
*	Payoneer Global, Inc.	358,843	2,522,666
*	Paysign, Inc.	24,518	58,843
	Piper Sandler Cos.	13,538	3,264,283
#	PJT Partners, Inc., Class A	24,965	3,537,790
	Primerica, Inc.	28,828	7,554,954
	RLI Corp.	79,092	5,853,599
	SEI Investments Co.	44,964	3,520,232
	ServisFirst Bancshares, Inc.	31,270	2,227,049
#*	Shift4 Payments, Inc., Class A	58,761	4,806,650
	Silvercrest Asset Management Group, Inc., Class A	11,193	171,253
	SLM Corp.	189,078	5,466,245
	StepStone Group, Inc., Class A	15,584	779,356
	Victory Capital Holdings, Inc., Class A	54,908	3,145,679
	Virtu Financial, Inc., Class A	80,234	3,141,161
#	Western Union Co.	341,325	3,382,531
*	WEX, Inc.	33,714	4,395,294
	WisdomTree, Inc.	165,757	1,442,086
TOTAL FINANCIALS			149,200,430
		Shares	Value†
HEALTH CARE — (11.3%)
*	ACADIA Pharmaceuticals, Inc.	98,986	$1,445,196
*	Accuray, Inc.	13,601	21,082
*	ADMA Biologics, Inc.	247,269	5,885,002
*	Alkermes PLC	157,288	4,525,176
*	Amedisys, Inc.	8,478	804,562
*	Amneal Pharmaceuticals, Inc.	154,266	1,181,678
*	ANI Pharmaceuticals, Inc.	21,271	1,506,412
*	Artivion, Inc.	45,235	1,071,617
*	Astrana Health, Inc.	41,723	1,300,506
*	AtriCure, Inc.	24,121	721,459
	Bio-Techne Corp.	69,468	3,497,714
*	Brookdale Senior Living, Inc.	203,454	1,334,658
	Bruker Corp.	91,975	3,684,518
*	Catalyst Pharmaceuticals, Inc.	74,591	1,811,815
	Chemed Corp.	14,266	8,295,822
*	Collegium Pharmaceutical, Inc.	44,485	1,200,873
	Concentra Group Holdings Parent, Inc.	98,491	2,142,179
*	Corcept Therapeutics, Inc.	102,880	7,395,014
*	CorVel Corp.	53,723	5,842,913
#*	DaVita, Inc.	32,137	4,548,992
*	Electromed, Inc.	7,663	176,479
	Encompass Health Corp.	92,983	10,878,081
	Ensign Group, Inc.	50,876	6,562,495
#*	Exact Sciences Corp.	23,114	1,054,923
*	Exelixis, Inc.	195,430	7,651,084
*	GoodRx Holdings, Inc., Class A	10,664	49,374
*	Haemonetics Corp.	42,950	2,706,709
*	Halozyme Therapeutics, Inc.	129,842	7,974,896
*	Harmony Biosciences Holdings, Inc.	59,448	1,751,933
*	HealthEquity, Inc.	63,503	5,443,477
	HealthStream, Inc.	19,879	668,531
*	Henry Schein, Inc.	25,576	1,661,673
*	Integer Holdings Corp.	20,886	2,638,111
	iRadimed Corp.	10,608	555,965
*	Kiniksa Pharmaceuticals International PLC	39,471	1,064,533
*	Krystal Biotech, Inc.	4,156	706,021

8

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Lantheus Holdings, Inc.	65,526	$6,836,983
#	LeMaitre Vascular, Inc.	11,913	1,080,986
*	Ligand Pharmaceuticals, Inc.	2,358	259,050
*	Maravai LifeSciences Holdings, Inc., Class A	24,653	49,799
*	Masimo Corp.	33,659	5,417,753
*	Medpace Holdings, Inc.	21,882	6,748,190
*	Merit Medical Systems, Inc.	51,650	4,878,342
	Mesa Laboratories, Inc.	5,456	628,804
*	MiMedx Group, Inc.	147,705	1,016,210
	National Research Corp.	22,786	258,849
*	Neurocrine Biosciences, Inc.	25,094	2,702,373
*	Option Care Health, Inc.	164,607	5,318,452
	Organon & Co.	262,585	3,395,224
*	Pennant Group, Inc.	17,051	436,847
	Phibro Animal Health Corp., Class A	12,008	223,469
*	Privia Health Group, Inc.	117,256	2,753,171
*	Progyny, Inc.	33,851	773,157
*	RadNet, Inc.	30,714	1,608,799
*	Repligen Corp.	27,076	3,736,217
#*	Sarepta Therapeutics, Inc.	48,438	3,022,531
	Select Medical Holdings Corp.	73,558	1,341,698
#*	Semler Scientific, Inc.	6,008	194,239
	Simulations Plus, Inc.	21,851	750,582
#*	Sotera Health Co.	296,274	3,407,151
*	Surmodics, Inc.	12,790	358,248
*	Tectonic Therapeutic, Inc.	2,530	52,776
#*	Tenet Healthcare Corp.	18,132	2,591,969
	U.S. Physical Therapy, Inc.	8,249	586,586
*	UFP Technologies, Inc.	7,838	1,634,537
TOTAL HEALTH CARE			171,824,465
INDUSTRIALS — (25.2%)
	A.O. Smith Corp.	89,209	6,053,723
	AAON, Inc.	78,001	7,119,151
		Shares	Value†
INDUSTRIALS — (Continued)
	Acuity, Inc.	17,861	$4,351,118
	Advanced Drainage Systems, Inc.	64,643	7,336,334
	Alamo Group, Inc.	6,591	1,100,565
	Albany International Corp., Class A	17,824	1,172,106
	Allison Transmission Holdings, Inc.	89,446	8,250,499
*	API Group Corp.	118,200	4,471,506
	Applied Industrial Technologies, Inc.	35,348	8,599,461
	Argan, Inc.	7,841	1,200,692
	Armstrong World Industries, Inc.	41,056	5,953,941
	Atmus Filtration Technologies, Inc.	78,482	2,720,971
*	AZEK Co., Inc.	63,218	3,133,084
	AZZ, Inc.	24,782	2,150,086
	Barrett Business Services, Inc.	30,207	1,225,196
#*	Blue Bird Corp.	34,915	1,217,486
	Brady Corp., Class A	44,965	3,160,590
	Brink's Co.	43,803	3,908,980
	BWX Technologies, Inc.	73,574	8,028,395
*	CACI International, Inc., Class A	1,375	629,571
#	Cadre Holdings, Inc.	42,062	1,226,107
*	Casella Waste Systems, Inc., Class A	17,221	2,022,606
*	CBIZ, Inc.	48,965	3,334,517
*	CECO Environmental Corp.	21,840	519,574
*	Chart Industries, Inc.	24,213	3,268,271
*	Clean Harbors, Inc.	8,069	1,726,282
	Comfort Systems USA, Inc.	12,290	4,885,890
*	Construction Partners, Inc., Class A	44,576	3,661,473
*	Core & Main, Inc., Class A	151,826	7,998,194
	CRA International, Inc.	7,896	1,280,731
	Crane Co.	3,599	579,367
	CSG Systems International, Inc.	33,882	2,037,325
	CSW Industrials, Inc.	8,765	2,738,887
	Donaldson Co., Inc.	109,212	7,178,505
	Douglas Dynamics, Inc.	11,979	287,256
*	Driven Brands Holdings, Inc.	17,387	287,233
*	DXP Enterprises, Inc.	14,158	1,252,417
*	Dycom Industries, Inc.	28,599	4,791,762

9

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Energy Recovery, Inc.	60,371	$932,732
	Enerpac Tool Group Corp.	58,479	2,360,797
	Esab Corp.	34,376	4,129,245
	ESCO Technologies, Inc.	7,207	1,127,535
*	Everus Construction Group, Inc.	13,084	526,500
*	ExlService Holdings, Inc.	160,004	7,756,994
	Exponent, Inc.	50,951	4,008,825
	Federal Signal Corp.	60,157	4,898,585
#*	First Advantage Corp.	82,996	1,170,244
	Flowserve Corp.	72,531	3,280,577
	Fortune Brands Innovations, Inc.	73,741	3,968,741
*	Franklin Covey Co.	15,085	306,376
	Franklin Electric Co., Inc.	41,302	3,509,018
#	FTAI Aviation Ltd.	79,702	8,536,881
*	FTI Consulting, Inc.	21,337	3,547,916
*	Generac Holdings, Inc.	35,318	4,039,673
	Genpact Ltd.	122,614	6,162,580
	Global Industrial Co.	39,045	1,002,676
	Gorman-Rupp Co.	20,106	721,001
*	Graham Corp.	4,188	127,650
	Granite Construction, Inc.	27,630	2,246,043
	Griffon Corp.	45,127	3,073,600
	H&E Equipment Services, Inc.	32,830	2,948,462
	Herc Holdings, Inc.	29,575	3,236,688
	Hexcel Corp.	51,957	2,518,356
	HNI Corp.	49,046	2,074,646
*	Huron Consulting Group, Inc.	19,146	2,580,689
*	IES Holdings, Inc.	20,080	3,949,334
#*	Innodata, Inc.	30,980	1,171,664
	Insperity, Inc.	37,367	2,429,229
	Interface, Inc.	21,888	411,494
	ITT, Inc.	12,603	1,726,863
	Kadant, Inc.	11,703	3,452,385
	Karat Packaging, Inc.	15,201	401,002
	KBR, Inc.	120,328	6,354,522
	Kforce, Inc.	20,836	795,935
*	Kratos Defense & Security Solutions, Inc.	12,031	406,467
	Landstar System, Inc.	32,220	4,322,313
*	Legalzoom.com, Inc.	173,048	1,266,711
	Leonardo DRS, Inc.	29,261	1,081,487
*	Limbach Holdings, Inc.	13,331	1,276,310
	Lindsay Corp.	10,201	1,316,541
*	Liquidity Services, Inc.	9,583	304,548
		Shares	Value†
INDUSTRIALS — (Continued)
	LSI Industries, Inc.	9,868	$148,908
*	MasTec, Inc.	39,557	5,036,397
	Maximus, Inc.	36,963	2,475,043
	McGrath RentCorp	18,456	1,968,702
	Moog, Inc., Class A	17,839	2,983,573
	MSA Safety, Inc.	33,178	5,222,881
	MSC Industrial Direct Co., Inc., Class A	50,601	3,869,965
	Mueller Industries, Inc.	67,514	4,966,330
	Mueller Water Products, Inc., Class A	162,321	4,259,303
*	MYR Group, Inc.	17,301	2,116,258
*	NEXTracker, Inc., Class A	112,250	4,558,473
	nVent Electric PLC	70,731	3,883,839
	Omega Flex, Inc.	10,035	300,649
#*	Parsons Corp.	64,013	4,279,909
*	Paylocity Holding Corp.	32,919	6,323,740
#	Powell Industries, Inc.	13,940	2,552,553
	Primoris Services Corp.	31,834	1,909,085
*	Pursuit Attractions & Hospitality, Inc.	22,510	659,318
	Quad/Graphics, Inc.	43,907	209,436
*	RCM Technologies, Inc.	8,848	154,309
	REV Group, Inc.	55,145	1,803,242
#	Robert Half, Inc.	66,293	2,936,780
#*	Saia, Inc.	15,572	3,799,568
	Science Applications International Corp.	47,653	5,767,443
	Simpson Manufacturing Co., Inc.	40,731	6,259,947
*	SiteOne Landscape Supply, Inc.	29,112	3,342,349
*	SPX Technologies, Inc.	13,243	1,776,548
	Standex International Corp.	11,794	1,667,907
*	Sterling Infrastructure, Inc.	33,025	4,934,926
*	TaskUS, Inc., Class A	14,647	204,472
*	Team, Inc.	312	6,402
	Tecnoglass, Inc.	47,168	3,361,663
	Tennant Co.	11,515	830,922
	Tetra Tech, Inc.	154,844	4,829,584
	Toro Co.	73,965	5,050,330
*	Transcat, Inc.	153	12,138
*	Trex Co., Inc.	97,838	5,656,993
	TriNet Group, Inc.	50,523	3,957,467
	Trinity Industries, Inc.	73,184	1,836,918

10

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	UFP Industries, Inc.	130	$12,851
*	Upwork, Inc.	81,108	1,066,570
	Valmont Industries, Inc.	18,335	5,376,189
*	Verra Mobility Corp.	165,410	3,605,938
*	Vicor Corp.	14,407	574,911
	Watts Water Technologies, Inc., Class A	23,210	4,821,878
*	Willdan Group, Inc.	607	23,794
	Willis Lease Finance Corp.	1,325	205,004
	WillScot Holdings Corp.	174,285	4,378,039
	Woodward, Inc.	1,797	337,063
	Zurn Elkay Water Solutions Corp.	106,623	3,620,917
TOTAL INDUSTRIALS			382,257,111
INFORMATION TECHNOLOGY — (13.0%)
*	8x8, Inc.	60,241	106,627
	A10 Networks, Inc.	84,397	1,390,863
*	ACI Worldwide, Inc.	81,902	4,370,291
#	Adeia, Inc.	116,303	1,431,690
	Advanced Energy Industries, Inc.	36,397	3,545,432
*	Alarm.com Holdings, Inc.	52,178	2,796,741
#*	Allegro MicroSystems, Inc.	169,335	3,229,218
	Amdocs Ltd.	69,844	6,186,782
*	Appfolio, Inc., Class A	20,004	4,131,226
	Badger Meter, Inc.	30,565	6,749,363
	Bel Fuse, Inc. (BELFB US), Class B	9,956	654,806
	Belden, Inc.	41,393	4,268,032
*	BK Technologies Corp.	2,845	126,944
*	Blackbaud, Inc.	47,744	2,890,422
*	BlackLine, Inc.	32,125	1,517,264
*	Box, Inc., Class A	63,631	1,986,560
*	Calix, Inc.	33,679	1,377,808
*	CCC Intelligent Solutions Holdings, Inc.	429,557	3,977,698
*	Ciena Corp.	104,275	7,003,109
*	Cirrus Logic, Inc.	48,633	4,670,713
#	Clear Secure, Inc., Class A	95,925	2,367,429
*	Clearwater Analytics Holdings, Inc., Class A	40,864	929,237
	Climb Global Solutions, Inc.	4,594	484,208
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cognex Corp.	102,844	$2,807,641
*	Commvault Systems, Inc.	47,168	7,883,188
*	Consensus Cloud Solutions, Inc.	812	16,126
	Crane NXT Co.	59,187	2,777,054
*	Crexendo, Inc.	17,231	84,949
	CTS Corp.	42,803	1,629,938
*	Daktronics, Inc.	44,871	569,413
	Dolby Laboratories, Inc., Class A	41,255	3,167,971
*	eGain Corp.	28,901	148,551
*	Enphase Energy, Inc.	7,278	324,526
*	EPAM Systems, Inc.	11,322	1,776,535
*	EverCommerce, Inc.	950	9,272
*	Fabrinet	19,293	3,956,223
*	FormFactor, Inc.	49,131	1,382,546
	Frequency Electronics, Inc.	9,871	183,601
#*	Globant SA	32,146	3,779,405
	Hackett Group, Inc.	32,136	820,753
*	Harmonic, Inc.	83,937	753,754
#*	I3 Verticals, Inc., Class A	29,879	750,560
*	Insight Enterprises, Inc.	23,841	3,296,733
	InterDigital, Inc.	26,869	5,400,669
*	Itron, Inc.	38,697	4,306,589
*	Kyndryl Holdings, Inc.	267,278	8,665,153
*	Lattice Semiconductor Corp.	99,693	4,877,978
	Littelfuse, Inc.	2,028	369,725
#*	MACOM Technology Solutions Holdings, Inc.	34,976	3,628,760
*	Manhattan Associates, Inc.	2,909	516,028
*	Meridianlink, Inc.	73,346	1,240,281
*	Mirion Technologies, Inc.	12,272	193,652
	MKS Instruments, Inc.	45,361	3,181,621
*	M-Tron Industries, Inc.	398	22,077
	Napco Security Technologies, Inc.	39,586	904,540
#*	nCino, Inc.	96,145	2,230,564
*	Novanta, Inc.	9,221	1,096,008
	NVE Corp.	5,633	327,334
	OneSpan, Inc.	34,163	508,004
*	Onto Innovation, Inc.	25,595	3,121,822
*	Ooma, Inc.	18,434	225,448
*	OSI Systems, Inc.	17,857	3,656,042
*	PAR Technology Corp.	18,020	1,052,368
*	PDF Solutions, Inc.	38,751	711,081
	Pegasystems, Inc.	89,215	8,214,917
*	Plexus Corp.	17,619	2,157,094

11

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Power Integrations, Inc.	43,852	$2,154,010
	Progress Software Corp.	50,209	3,010,532
*	Qualys, Inc.	38,512	4,841,344
*	Rambus, Inc.	77,339	3,773,370
#	Red Violet, Inc.	6,975	272,443
	Sapiens International Corp. NV	56,930	1,559,313
#*	Silicon Laboratories, Inc.	15,720	1,599,667
*	Sprinklr, Inc., Class A	135,172	1,039,473
*	Synchronoss Technologies, Inc.	816	8,568
*	Teradata Corp.	102,861	2,211,511
#*	Terawulf, Inc.	137,850	383,223
*	UiPath, Inc., Class A	272,146	3,249,423
*	Unisys Corp.	39,278	155,934
	Universal Display Corp.	31,303	3,932,596
#*	Vertex, Inc., Class A	57,178	2,288,835
*	Viant Technology, Inc., Class A	1,078	15,426
*	Viavi Solutions, Inc.	229,511	2,428,226
	Vontier Corp.	148,802	4,733,392
TOTAL INFORMATION TECHNOLOGY			196,576,243
MATERIALS — (7.4%)
	Amcor PLC	766,963	7,056,060
	AptarGroup, Inc.	39,247	5,885,088
	Ardagh Metal Packaging SA	26,332	97,692
*	ATI, Inc.	110,471	6,007,413
*	Axalta Coating Systems Ltd.	168,880	5,488,600
	Balchem Corp.	21,644	3,388,368
	Cabot Corp.	63,305	4,971,975
	Carpenter Technology Corp.	47,327	9,257,634
*	Century Aluminum Co.	91,761	1,505,798
	Chemours Co.	128,924	1,596,079
*	Coeur Mining, Inc.	371,456	2,061,581
	Crown Holdings, Inc.	56,723	5,464,126
	Eagle Materials, Inc.	30,410	6,884,520
	Element Solutions, Inc.	78,785	1,608,002
	Graphic Packaging Holding Co.	199,912	5,059,773
	Hawkins, Inc.	24,374	2,968,266
*	Idaho Strategic Resources, Inc.	5,565	88,984
*	Ingevity Corp.	37,964	1,252,053
*	Knife River Corp.	54,337	5,073,989
	Shares	Value†
MATERIALS — (Continued)
Louisiana-Pacific Corp.	84,093	$7,258,067
* Magnera Corp.	4,062	59,589
Materion Corp.	7,123	591,280
NewMarket Corp.	7,394	4,549,528
Royal Gold, Inc.	43,283	7,908,237
Sealed Air Corp.	149,513	4,120,578
Sensient Technologies Corp.	25,775	2,421,561
Silgan Holdings, Inc.	72,546	3,747,001
* Smith-Midland Corp.	475	14,245
Sylvamo Corp.	37,551	2,238,791
U.S. Lime & Minerals, Inc.	28,635	2,677,659
TOTAL MATERIALS		111,302,537
REAL ESTATE — (0.3%)
Newmark Group, Inc., Class A	122,632	1,347,726
RMR Group, Inc., Class A	11,874	174,310
St. Joe Co.	59,636	2,523,796
TOTAL REAL ESTATE		4,045,832
TOTAL COMMON STOCKS		1,386,743,392
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» Gen Digital, Inc. Rights 04/17/2027	1,520	7,980
*» M-Tron Industries, Inc. Warrants 02/28/2028	398	697
TOTAL INFORMATION TECHNOLOGY		8,677
TOTAL RIGHTS/WARRANTS		8,677
TOTAL INVESTMENT SECURITIES (Cost $1,113,941,105)		1,386,752,069

TEMPORARY CASH INVESTMENTS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.290%	1,156,960	1,156,960

12

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (8.3%)
@§	The DFA Short Term Investment Fund	10,906,381	$126,132,292
TOTAL INVESTMENTS — (100.0%)
(Cost $1,241,242,843)			$1,514,041,321
As of April 30, 2025, the value of Rule 144A securities amounted to $810,455 or 0.1% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$29,411,705	—	—	$29,411,705
Consumer Discretionary	233,815,084	—	—	233,815,084
Consumer Staples	77,095,259	—	—	77,095,259
Energy	31,214,726	—	—	31,214,726
Financials	149,200,430	—	—	149,200,430
Health Care	171,824,465	—	—	171,824,465
Industrials	382,257,111	—	—	382,257,111
Information Technology	196,576,243	—	—	196,576,243
Materials	111,302,537	—	—	111,302,537
Real Estate	4,045,832	—	—	4,045,832
Rights/Warrants
Information Technology	—	$8,677	—	8,677
Temporary Cash Investments	1,156,960	—	—	1,156,960
Securities Lending Collateral	—	126,132,292	—	126,132,292
Total Investments in Securities	$1,387,900,352	$126,140,969	—	$1,514,041,321
See accompanying Notes to Financial Statements.
13

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

	Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (5.9%)
ALS Ltd.	58,488	$641,758
Aristocrat Leisure Ltd.	71,358	3,047,632
BHP Group Ltd. (BHP AU)	165,660	3,948,283
# BHP Group Ltd. (BHP LN), Class DI	71,676	1,704,583
# BHP Group Ltd. (BHP US), Sponsored ADR	48,542	2,308,172
Brambles Ltd.	371,832	4,886,489
Cochlear Ltd.	8,488	1,486,508
Coles Group Ltd.	297,169	4,035,497
Commonwealth Bank of Australia	33,202	3,538,971
Computershare Ltd.	83,070	2,170,736
CSL Ltd.	22,466	3,606,084
Evolution Mining Ltd.	293,754	1,473,183
HUB24 Ltd.	7,586	350,464
Insurance Australia Group Ltd.	454,860	2,389,138
JB Hi-Fi Ltd.	38,910	2,578,478
Lottery Corp. Ltd.	489,688	1,631,898
Medibank Pvt Ltd.	515,463	1,533,361
Netwealth Group Ltd.	34,977	628,433
Pro Medicus Ltd.	12,882	1,888,892
Qantas Airways Ltd.	112,615	636,716
REA Group Ltd.	6,159	978,540
SGH Ltd.	47,685	1,559,525
Technology One Ltd.	81,793	1,578,782
Telstra Group Ltd. (TLS AU)	310,857	897,163
Wesfarmers Ltd.	126,566	6,340,482
WiseTech Global Ltd.	12,569	714,710
Woolworths Group Ltd.	202,789	4,092,816
TOTAL AUSTRALIA		60,647,294
AUSTRIA — (0.1%)
Erste Group Bank AG	15,774	1,068,241
Verbund AG	4,604	353,822
TOTAL AUSTRIA		1,422,063
BELGIUM — (0.7%)
D'ieteren Group	2,547	508,638
KBC Group NV	19,241	1,774,189
Lotus Bakeries NV	21	201,916
UCB SA	23,068	4,229,267
TOTAL BELGIUM		6,714,010
		Shares	Value»
CANADA — (10.2%)
	Agnico Eagle Mines Ltd. (AEM US)	27,572	$3,241,916
	Alamos Gold, Inc. (AGI US), Class A	41,013	1,169,691
	Alimentation Couche-Tard, Inc.	62,233	3,248,431
	ARC Resources Ltd.	10,610	196,330
	AtkinsRealis Group, Inc.	30,500	1,510,398
*	CAE, Inc. (CAE US)	23,179	579,939
	Canadian National Railway Co. (CNI US)	36,406	3,524,829
	Canadian Natural Resources Ltd. (CNQ US)	210,584	6,041,655
#	Canadian Pacific Kansas City Ltd. (CP US)	59,381	4,303,341
	CCL Industries, Inc., Class B	26,213	1,369,784
*	Celestica, Inc. (CLS US)	27,937	2,384,423
	CGI, Inc. (GIB US)	23,662	2,509,592
	CGI, Inc. (GIBA CN)	13,812	1,464,557
	Colliers International Group, Inc. (CIGI US)	4,755	567,604
	Constellation Software, Inc.	2,145	7,730,386
*	Descartes Systems Group, Inc. (DSGX US)	4,713	496,703
	Dollarama, Inc.	58,059	7,163,670
	Element Fleet Management Corp.	115,007	2,518,541
	Empire Co. Ltd., Class A	19,500	724,213
	FirstService Corp. (FSV CN)	4,414	774,707
	Franco-Nevada Corp. (FNV CN)	535	91,939
	Franco-Nevada Corp. (FNV US)	16,915	2,905,659
	George Weston Ltd.	15,082	2,938,507
	GFL Environmental, Inc.	24,420	1,218,558
	Gildan Activewear, Inc. (GIL US)	28,251	1,302,936

14

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Imperial Oil Ltd. (IMO US)	16,000	$1,078,080
	Intact Financial Corp.	18,002	3,998,021
	Keyera Corp.	57,061	1,771,101
	Kinross Gold Corp. (KGC US)	41,010	605,308
	Loblaw Cos. Ltd.	23,431	3,803,756
	Lundin Gold, Inc.	2,700	110,127
	Metro, Inc.	38,440	2,962,317
	Parkland Corp.	3,719	93,690
	Pembina Pipeline Corp. (PBA US)	34,957	1,335,357
	Pembina Pipeline Corp. (PPL CN)	35,000	1,337,952
	Quebecor, Inc., Class B	41,910	1,149,743
	RB Global, Inc. (RBA CN)	4,210	424,268
	RB Global, Inc. (RBA US)	24,890	2,506,423
	Restaurant Brands International, Inc. (QSR CN)	8,875	571,860
#	Restaurant Brands International, Inc. (QSR US)	28,672	1,846,477
	Royal Bank of Canada (RY CN)	11,124	1,335,187
	Royal Bank of Canada (RY US)	19,252	2,307,930
*	Shopify, Inc. (SHOP US), Class A	889	84,455
	South Bow Corp.	10,277	253,753
	Stantec, Inc. (STN CN)	9,227	809,856
	Stantec, Inc. (STN US)	2,916	256,025
	TC Energy Corp. (TRP CN)	7,432	375,481
	TC Energy Corp. (TRP US)	43,958	2,215,923
	TFI International, Inc. (TFII CN)	7,300	593,436
	TFI International, Inc. (TFII US)	10,936	889,425
	Thomson Reuters Corp. (TRI US)	9,924	1,845,665
	Toromont Industries Ltd.	15,268	1,291,788
	Waste Connections, Inc. (WCN CN)	1,440	284,396
	Waste Connections, Inc. (WCN US)	13,127	2,594,388
	Shares	Value»
CANADA — (Continued)
Wheaton Precious Metals Corp. (WPM US)	42,314	$3,534,065
WSP Global, Inc.	15,189	2,692,285
TOTAL CANADA		104,936,847
DENMARK — (1.8%)
Novo Nordisk AS (NOVOB DC), Class B	218,706	14,623,014
# Novo Nordisk AS (NVO US), Sponsored ADR	32,000	2,126,400
Pandora AS	12,371	1,841,582
TOTAL DENMARK		18,590,996
FINLAND — (0.7%)
Elisa OYJ	19,772	1,054,797
Kesko OYJ (KESKOA FH), Class A	17,297	386,797
Kone OYJ, Class B	42,730	2,646,346
# Metso OYJ	55,305	600,928
Nordea Bank Abp (NDA FH)	7,842	108,604
Sampo OYJ, Class A	170,690	1,710,076
Wartsila OYJ Abp	43,733	808,025
TOTAL FINLAND		7,315,573
FRANCE — (7.7%)
Air Liquide SA	42,394	8,711,042
Bureau Veritas SA	95,498	3,031,398
Capgemini SE	14,778	2,359,343
Getlink SE	86,145	1,635,740
Hermes International SCA	4,061	11,168,481
Legrand SA	40,385	4,438,304
L'Oreal SA	10,437	4,611,752
LVMH Moet Hennessy Louis Vuitton SE	41,162	22,800,838
Safran SA	51,082	13,593,924
Thales SA	23,128	6,478,669
TOTAL FRANCE		78,829,491
GERMANY — (10.5%)
adidas AG	31,041	7,142,271
Beiersdorf AG	15,071	2,123,474
CTS Eventim AG & Co. KGaA	12,816	1,518,529
Deutsche Boerse AG	47,429	15,276,589
Deutsche Telekom AG (DTE GR)	240,876	8,651,672
GEA Group AG	24,190	1,578,148

15

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hannover Rueck SE	9,843	$3,159,599
	Hella GmbH & Co. KGaA	329	33,069
	HOCHTIEF AG	3,979	752,808
	Infineon Technologies AG (IFX GR)	252,006	8,347,206
	Knorr-Bremse AG	17,577	1,743,230
	MTU Aero Engines AG	11,317	3,916,876
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,888	3,346,371
	Nemetschek SE	14,047	1,866,632
	Rational AG	951	815,991
	Rheinmetall AG	11,621	19,791,170
	SAP SE (SAP GR)	48,333	14,141,690
	Siemens AG (SIE GR)	39,373	9,066,083
Ω	Siemens Healthineers AG	1,810	97,572
	Symrise AG	32,074	3,699,141
*Ω	Zalando SE	30,720	1,121,780
TOTAL GERMANY			108,189,901
HONG KONG — (1.3%)
	AIA Group Ltd.	336,400	2,520,615
	HKT Trust & HKT Ltd.	1,268,000	1,804,338
	Hong Kong Exchanges & Clearing Ltd.	104,490	4,565,135
	PCCW Ltd.	408,000	271,995
	SITC International Holdings Co. Ltd.	441,000	1,221,113
	Techtronic Industries Co. Ltd.	256,500	2,581,411
TOTAL HONG KONG			12,964,607
IRELAND — (0.4%)
*	James Hardie Industries PLC (JHX AU), CDI	55,447	1,301,463
	Kerry Group PLC (KYGA ID), Class A	9,454	1,000,817
	Kingspan Group PLC (KSP ID)	19,254	1,624,737
	Smurfit WestRock PLC	4,169	175,181
TOTAL IRELAND			4,102,198
ISRAEL — (0.6%)
	Aura Investments Ltd.	27,956	146,590
	Bezeq The Israeli Telecommunication Corp. Ltd.	336,938	512,360
	Delta Galil Ltd.	696	32,819
*	El Al Israel Airlines	13,529	41,352
		Shares	Value»
ISRAEL — (Continued)
	Electra Ltd.	269	$142,298
	Energix-Renewable Energies Ltd.	7,364	21,809
*	Fattal Holdings 1998 Ltd.	1,387	181,136
	First International Bank of Israel Ltd.	6,498	356,898
	Formula Systems 1985 Ltd. (FORTY IT)	1,456	128,551
	Hilan Ltd.	2,586	165,104
	ICL Group Ltd.	33,657	224,675
	Matrix IT Ltd.	6,536	159,982
	Menora Mivtachim Holdings Ltd.	4,314	228,499
	Mizrahi Tefahot Bank Ltd.	9,823	497,412
	Next Vision Stabilized Systems Ltd.	2,564	67,541
#*	Nice Ltd. (NICE US), Sponsored ADR	3,099	482,995
*	Nova Ltd. (NVMI IT)	1,973	380,933
#*	Nova Ltd. (NVMI US)	810	158,930
	Paz Retail & Energy Ltd.	2,076	293,122
	Shufersal Ltd.	32,340	302,795
	Strauss Group Ltd.	6,947	157,229
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	98,607	1,529,064
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	9,668	149,951
#*	Tower Semiconductor Ltd. (TSEM US)	4,828	172,746
	YH Dimri Construction & Development Ltd.	1,229	103,703
TOTAL ISRAEL			6,638,494
ITALY — (2.1%)
	Enel SpA	946,877	8,208,451
	FinecoBank Banca Fineco SpA	92,093	1,842,866
	Intesa Sanpaolo SpA	736,228	3,930,195
	Moncler SpA	22,600	1,394,892
Ω	Poste Italiane SpA	74,569	1,513,542
	PRADA SpA	146,800	916,598
	Prysmian SpA	32,144	1,765,741
	Recordati Industria Chimica e Farmaceutica SpA	11,335	668,859
	Snam SpA	273,223	1,568,158
TOTAL ITALY			21,809,302

16

International Large Cap Growth Portfolio
CONTINUED
	Shares	Value»
JAPAN — (20.6%)
ABC-Mart, Inc.	3,900	$72,532
Advantest Corp.	85,200	3,564,422
Aeon Co. Ltd.	83,500	2,469,193
Ajinomoto Co., Inc.	68,600	1,403,149
Asahi Intecc Co. Ltd.	16,400	252,147
Asics Corp.	171,200	3,679,780
Astellas Pharma, Inc.	241,600	2,419,417
Azbil Corp.	55,682	479,494
Bandai Namco Holdings, Inc.	116,400	4,045,193
BayCurrent, Inc.	32,400	1,745,828
BIPROGY, Inc.	21,700	708,682
Calbee, Inc.	10,700	215,228
Capcom Co. Ltd.	82,900	2,399,997
Chugai Pharmaceutical Co. Ltd.	71,900	4,142,124
Cosmos Pharmaceutical Corp.	8,000	514,717
CyberAgent, Inc.	36,300	310,729
Daifuku Co. Ltd.	63,253	1,673,324
Daiichi Sankyo Co. Ltd.	13,100	335,106
Daikin Industries Ltd.	18,000	2,050,618
Daito Trust Construction Co. Ltd.	20,500	2,282,409
Dentsu Soken, Inc.	5,800	253,994
Dexerials Corp.	40,800	479,362
Disco Corp.	9,900	1,915,447
DMG Mori Co. Ltd.	35,100	610,098
Ebara Corp.	106,400	1,598,318
Fast Retailing Co. Ltd.	21,500	7,072,313
Food & Life Cos. Ltd.	28,500	1,054,648
Fuji Electric Co. Ltd.	21,300	947,141
Fuji Soft, Inc.	2,400	164,816
Fujikura Ltd.	53,600	1,994,288
Fujitsu Ltd.	176,000	3,909,920
GMO Payment Gateway, Inc.	5,798	363,148
Goldwin, Inc.	1,801	103,255
Hitachi Ltd. (6501 JP)	316,000	7,810,102
Horiba Ltd.	1,000	68,352
Hoya Corp.	36,500	4,294,812
IHI Corp.	27,400	2,146,301
Internet Initiative Japan, Inc.	27,100	502,525
Japan Airport Terminal Co. Ltd.	20,400	586,764
Japan Exchange Group, Inc.	253,200	2,817,043
Japan Tobacco, Inc.	83,100	2,560,148
Kakaku.com, Inc.	30,000	530,576
Kao Corp.	25,300	1,083,385
		Shares	Value»
JAPAN — (Continued)
	Kawasaki Heavy Industries Ltd.	11,800	$703,890
	KDDI Corp.	426,400	7,557,346
#	Kikkoman Corp.	85,700	838,932
	Kobe Bussan Co. Ltd.	36,700	1,121,557
	Konami Group Corp.	12,700	1,813,762
	Kotobuki Spirits Co. Ltd.	5,100	75,910
	Kurita Water Industries Ltd.	23,703	784,751
#	Lasertec Corp.	20,700	1,924,486
	Marui Group Co. Ltd.	34,800	692,711
	Maruwa Co. Ltd.	800	164,501
	MatsukiyoCocokara & Co.	43,100	791,170
	McDonald's Holdings Co. Japan Ltd.	12,000	507,401
*	Mercari, Inc.	10,400	168,535
	Minebea Mitsumi, Inc.	8,100	118,714
	Mitsubishi Heavy Industries Ltd.	180,500	3,558,168
	MonotaRO Co. Ltd.	58,700	1,128,969
	NEC Corp.	29,200	710,810
	Nichirei Corp.	48,400	663,924
	NIDEC Corp. (6594 JP)	70,600	1,254,655
	Nippon Sanso Holdings Corp.	40,500	1,296,131
	Nissan Chemical Corp.	27,936	817,090
	Nitto Denko Corp.	121,900	2,142,613
	NOF Corp.	7,900	118,917
	Nomura Research Institute Ltd.	91,730	3,473,579
	NS Solutions Corp.	7,800	185,053
	NTT Data Group Corp.	61,100	1,213,470
	Obic Co. Ltd.	20,500	717,736
	Olympus Corp.	167,200	2,190,820
	Oracle Corp. Japan	8,600	1,033,904
	Organo Corp.	2,800	134,033
	Oriental Land Co. Ltd.	48,800	1,033,559
	Otsuka Corp.	25,500	565,566
	Otsuka Holdings Co. Ltd.	11,800	575,259
	Pan Pacific International Holdings Corp.	95,800	2,949,436
	Persol Holdings Co. Ltd.	626,400	1,134,581
	Rakus Co. Ltd.	14,800	224,883
*	Rakuten Bank Ltd.	11,100	466,840
*	Rakuten Group, Inc.	143,200	844,354

17

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Recruit Holdings Co. Ltd.	157,000	$8,700,195
	Renesas Electronics Corp.	145,100	1,702,786
	Round One Corp.	14,600	90,627
	Ryohin Keikaku Co. Ltd.	57,200	1,933,391
	Sankyo Co. Ltd.	62,500	951,284
	Sanrio Co. Ltd.	37,500	1,494,232
	Sanwa Holdings Corp.	42,500	1,394,964
#	Sapporo Holdings Ltd.	8,000	444,268
#	SBI Sumishin Net Bank Ltd.	16,800	490,229
	SCREEN Holdings Co. Ltd.	25,800	1,715,623
	SCSK Corp.	32,800	857,898
	Seibu Holdings, Inc.	54,400	1,314,776
	SG Holdings Co. Ltd.	32,301	340,118
#*	Sharp Corp.	21,100	125,090
	Shin-Etsu Chemical Co. Ltd.	167,543	5,098,580
	Skylark Holdings Co. Ltd.	65,500	1,359,402
	Socionext, Inc.	13,145	141,382
	SoftBank Corp.	3,203,400	4,847,529
	Sony Group Corp. (6758 JP)	835,000	22,029,625
#	Sony Group Corp. (SONY US), Sponsored ADR	27,926	726,076
	Sugi Holdings Co. Ltd.	23,800	499,939
	Sundrug Co. Ltd.	11,500	383,206
	Sysmex Corp.	70,100	1,301,277
	TDK Corp. (6762 JP)	56,401	601,880
	TIS, Inc.	49,600	1,431,613
	Toei Animation Co. Ltd.	9,100	220,046
	Tokio Marine Holdings, Inc. (8766 JP)	254,900	10,216,991
	Tokyo Electron Ltd.	52,500	7,817,162
	Tomy Co. Ltd.	10,400	228,977
	Toridoll Holdings Corp.	8,500	254,412
	Toyo Suisan Kaisha Ltd.	11,200	724,032
	Trend Micro, Inc. (4704 JP)	28,800	2,066,417
	Unicharm Corp.	135,067	1,254,116
	USS Co. Ltd.	58,600	584,110
	Welcia Holdings Co. Ltd.	10,922	192,567
	Yamazaki Baking Co. Ltd.	14,000	335,140
	Yaoko Co. Ltd.	4,800	321,493
		Shares	Value»
JAPAN — (Continued)
	Yokogawa Electric Corp.	52,800	$1,142,600
	Zenkoku Hosho Co. Ltd.	2,400	52,071
	Zensho Holdings Co. Ltd.	24,400	1,507,757
	ZOZO, Inc.	96,000	974,927
TOTAL JAPAN			211,197,669
LUXEMBOURG — (0.1%)
*	InPost SA	37,171	627,888
Ω	Samsonite Group SA	181,200	324,663
TOTAL LUXEMBOURG			952,551
NETHERLANDS — (5.5%)
	Airbus SE	64,157	10,886,834
*	Argenx SE (ARGX US), ADR	1,375	887,067
	ASML Holding NV (ASML NA)	3,091	2,069,245
	ASML Holding NV (ASML US)	27,596	18,436,336
	Ferrari NV (RACE IM)	5,787	2,649,269
	Ferrari NV (RACE US)	8,166	3,770,895
	Ferrovial SE	72,817	3,552,195
#	Universal Music Group NV	108,383	3,187,054
	Wolters Kluwer NV	64,455	11,380,107
TOTAL NETHERLANDS			56,819,002
NEW ZEALAND — (0.4%)
#	Chorus Ltd. (CNU NZ)	159,898	754,126
#	Contact Energy Ltd.	9,660	50,889
	Fisher & Paykel Healthcare Corp. Ltd.	33,477	675,332
	Mainfreight Ltd.	10,990	362,680
	Spark New Zealand Ltd.	83,083	102,934
*	Xero Ltd.	18,880	1,988,311
TOTAL NEW ZEALAND			3,934,272
NORWAY — (0.6%)
	AF Gruppen ASA	2,755	39,541
*	Bluenord ASA	1,558	89,252
	Borregaard ASA	10,346	178,011
	DNB Bank ASA	3,420	85,494
	Equinor ASA	49,055	1,110,391
	Gjensidige Forsikring ASA	6,613	154,737
	Kongsberg Gruppen ASA	4,872	784,922

18

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Mowi ASA	22,569	$413,836
	Orkla ASA	2,299	25,639
	Protector Forsikring ASA	13,233	465,741
	Salmar ASA	4,515	223,109
	Storebrand ASA	106,273	1,283,098
	Telenor ASA	43,162	648,292
	TOMRA Systems ASA	16,984	267,961
	Var Energi ASA	69,993	192,461
	Veidekke ASA	23,361	351,513
TOTAL NORWAY			6,313,998
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	22,813	353,459
	Jeronimo Martins SGPS SA	23,855	577,348
TOTAL PORTUGAL			930,807
SINGAPORE — (1.0%)
	DBS Group Holdings Ltd.	133,663	4,342,602
#	SATS Ltd.	197,600	426,127
	Sembcorp Industries Ltd.	213,800	1,081,436
	Singapore Airlines Ltd.	9,700	49,779
	Singapore Exchange Ltd.	177,800	1,955,951
	Singapore Technologies Engineering Ltd.	304,300	1,727,889
	Yangzijiang Shipbuilding Holdings Ltd.	510,900	875,153
TOTAL SINGAPORE			10,458,937
SPAIN — (2.3%)
	ACS Actividades de Construccion y Servicios SA	37,859	2,372,049
#Ω	Aena SME SA	12,381	3,110,304
	Amadeus IT Group SA	49,997	3,935,414
	Endesa SA	52,210	1,568,001
	Iberdrola SA	147,310	2,655,387
#	Industria de Diseno Textil SA	110,684	5,952,030
#	Naturgy Energy Group SA	10,765	320,712
	Telefonica SA (TEF SM)	814,171	4,182,594
TOTAL SPAIN			24,096,491
		Shares	Value»
SWEDEN — (3.0%)
	AAK AB	2,289	$59,862
	AddTech AB, Class B	39,460	1,327,530
	Alfa Laval AB	2,954	122,520
#	Atlas Copco AB (ATCOA SS), Class A	253,368	3,921,806
	Atlas Copco AB (ATCOB SS), Class B	142,793	1,982,784
#	Avanza Bank Holding AB	24,932	828,494
#	Axfood AB	25,778	720,659
	Epiroc AB (EPIA SS), Class A	42,925	928,670
	Epiroc AB (EPIB SS), Class B	25,518	500,448
#Ω	Evolution AB	8,329	576,988
	Fortnox AB	96,573	874,461
#	H & M Hennes & Mauritz AB, Class B	72,016	1,043,553
	Hemnet Group AB	21,912	752,145
	Indutrade AB	34,001	919,851
	Lagercrantz Group AB, Class B	43,671	995,079
	Lifco AB, Class B	18,429	713,474
#	Medicover AB, Class B	10,709	267,235
	Mycronic AB	10,871	434,090
	Nordnet AB publ	33,693	891,928
	Sectra AB, Class B	22,615	693,844
	Sweco AB, Class B	22,525	396,258
	Tele2 AB, Class B	151,957	2,241,978
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	328,707	2,776,713
	Volvo AB (VOLVA SS), Class A	26,464	721,844
	Volvo AB (VOLVB SS), Class B	212,273	5,770,328
TOTAL SWEDEN			30,462,542
SWITZERLAND — (7.9%)
	ABB Ltd.	49,749	2,627,282
	Coca-Cola HBC AG	29,306	1,526,072
	Geberit AG	9,798	6,787,273
	Kuehne & Nagel International AG	14,000	3,224,158
	Nestle SA	216,222	23,014,104
	Novartis AG (NVS US), Sponsored ADR	21,606	2,452,065
	Partners Group Holding AG	3,843	5,035,373

19

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Roche Holding AG (RO SW)	4,309	$1,499,001
	Roche Holding AG (ROG SW)	94,629	30,942,392
	SGS SA	43,650	4,262,910
TOTAL SWITZERLAND			81,370,630
UNITED KINGDOM — (12.0%)
	Admiral Group PLC	39,164	1,703,339
Ω	Airtel Africa PLC	250,202	572,586
	Ashtead Group PLC	155,933	8,347,470
	AstraZeneca PLC (AZN LN)	14,419	2,065,764
	AstraZeneca PLC (AZN US), Sponsored ADR	150,684	10,817,604
Ω	Auto Trader Group PLC	237,916	2,672,952
	BAE Systems PLC	9,983	231,432
	Bunzl PLC	34,678	1,089,739
	Compass Group PLC	167,527	5,648,132
	Diageo PLC (DEO US), Sponsored ADR	41,890	4,692,518
	Diageo PLC (DGE LN)	21,446	602,212
*††	Evraz PLC	83,618	0
	Experian PLC	130,958	6,515,297
	Games Workshop Group PLC	9,462	1,948,627
	GSK PLC (GSK LN)	106,170	2,100,329
#	GSK PLC (GSK US), Sponsored ADR	245,084	9,766,573
	Howden Joinery Group PLC	123,848	1,273,590
	IMI PLC	31,144	739,135
	Imperial Brands PLC	287,207	11,784,981
	InterContinental Hotels Group PLC (IHG US), ADR	1	146
	Intertek Group PLC	27,700	1,701,193
	JD Sports Fashion PLC	183,252	192,929
	Legal & General Group PLC	809,429	2,548,958
		Shares	Value»
UNITED KINGDOM — (Continued)
	Marks & Spencer Group PLC	429,837	$2,233,667
	Next PLC	33,755	5,568,781
	Reckitt Benckiser Group PLC	145,075	9,364,088
	RELX PLC (REL LN)	57,560	3,141,345
	RELX PLC (RELX US), Sponsored ADR	78,406	4,283,320
	RELX PLC (REN NA)	71,813	3,909,447
	Rightmove PLC	199,327	1,968,584
	Sage Group PLC	110,654	1,834,493
	Spirax Group PLC	4,857	382,809
	St. James's Place PLC	100,424	1,265,879
#	Unilever PLC (UL US), Sponsored ADR	182,515	11,598,828
	Unilever PLC (ULVR LN)	712	45,333
#	WPP PLC (WPP US), Sponsored ADR	4,365	168,314
TOTAL UNITED KINGDOM			122,780,394
TOTAL COMMON STOCKS			981,478,069
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	2,145	0
TOTAL INVESTMENT SECURITIES (Cost $704,956,404)			981,478,069

			Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§	The DFA Short Term Investment Fund	4,004,157	46,308,071
TOTAL INVESTMENTS — (100.0%)
(Cost $751,265,396)			$1,027,786,140

20

International Large Cap Growth Portfolio
CONTINUED
As of April 30, 2025, the value of Rule 144A securities amounted to $9,990,387 or 1.0% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$2,308,172	$58,339,122	—	$60,647,294
Austria	—	1,422,063	—	1,422,063
Belgium	—	6,714,010	—	6,714,010
Canada	104,936,847	—	—	104,936,847
Denmark	2,126,400	16,464,596	—	18,590,996
Finland	—	7,315,573	—	7,315,573
France	—	78,829,491	—	78,829,491
Germany	—	108,189,901	—	108,189,901
Hong Kong	—	12,964,607	—	12,964,607
Ireland	175,181	3,927,017	—	4,102,198
Israel	964,622	5,673,872	—	6,638,494
Italy	—	21,809,302	—	21,809,302
Japan	726,076	210,471,593	—	211,197,669
Luxembourg	—	952,551	—	952,551
Netherlands	23,094,298	33,724,704	—	56,819,002
New Zealand	—	3,934,272	—	3,934,272
Norway	—	6,313,998	—	6,313,998
Portugal	—	930,807	—	930,807
Singapore	—	10,458,937	—	10,458,937
Spain	—	24,096,491	—	24,096,491
Sweden	—	30,462,542	—	30,462,542
Switzerland	2,452,065	78,918,565	—	81,370,630
United Kingdom	41,327,303	81,453,091	—	122,780,394
Securities Lending Collateral	—	46,308,071	—	46,308,071
Total Investments in Securities	$178,110,964	$849,675,176	—˂˃	$1,027,786,140

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
21

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.3%)
AUSTRALIA — (6.0%)
	Accent Group Ltd.	112,583	$133,616
	Acrow Ltd.	65,455	43,581
#	Adairs Ltd.	24,229	36,642
#	ARB Corp. Ltd.	23,554	474,661
	AUB Group Ltd.	21,862	446,410
*	Audinate Group Ltd.	14,701	57,711
	Aussie Broadband Ltd.	37,107	97,484
	Australian Clinical Labs Ltd.	36,962	73,796
	Australian Ethical Investment Ltd.	25,309	83,975
#	Australian Finance Group Ltd.	43,070	50,194
#††	AVZ Minerals Ltd.	336,495	35,281
	Baby Bunting Group Ltd.	17,170	17,213
#	Beacon Lighting Group Ltd.	28,582	60,521
*	Bellevue Gold Ltd.	305,102	177,621
*	Boss Energy Ltd.	15,658	32,016
	Bravura Solutions Ltd.	73,643	103,539
	Breville Group Ltd.	30,432	557,981
*	Capricorn Metals Ltd.	107,779	637,670
#*	Catalyst Metals Ltd.	20,285	73,687
#*	Catapult Group International Ltd.	4,827	12,641
#*	Cettire Ltd.	48,710	14,006
	Champion Iron Ltd.	62,023	181,310
#	Clinuvel Pharmaceuticals Ltd.	11,891	86,609
	Cobram Estate Olives Ltd.	16,939	19,921
	Codan Ltd.	29,274	294,857
#*	Cogstate Ltd.	6,282	5,363
	Collins Foods Ltd.	26,555	139,801
	Data#3 Ltd.	47,477	221,105
	Dicker Data Ltd.	19,198	103,729
#	Domino's Pizza Enterprises Ltd.	14,862	240,189
#	Eagers Automotive Ltd.	33,162	391,382
*	Emerald Resources NL	159,779	410,271
*	Energy Resources of Australia Ltd.	44,404	57
#	EQT Holdings Ltd.	5,142	106,860
		Shares	Value»
AUSTRALIA — (Continued)
	EVT Ltd.	20,183	$181,694
#	Flight Centre Travel Group Ltd.	40,832	335,035
*	Genesis Minerals Ltd.	172,908	426,986
	GenusPlus Group Ltd.	11,579	20,634
	Gold Road Resources Ltd.	176,661	342,747
#	GR Engineering Services Ltd.	25,913	46,637
	GWA Group Ltd.	35,068	53,307
	Hansen Technologies Ltd.	49,856	173,003
	HUB24 Ltd.	21,929	1,013,085
#	IDP Education Ltd.	36,842	208,944
	Imdex Ltd.	91,945	173,941
	Infomedia Ltd.	146,416	116,211
	Inghams Group Ltd.	122,390	268,690
	IPH Ltd.	41,287	120,593
	IRESS Ltd.	12,874	65,559
	Johns Lyng Group Ltd.	27,304	38,831
	Jumbo Interactive Ltd.	10,368	67,771
#	Kogan.com Ltd.	8,684	25,021
	Lovisa Holdings Ltd.	17,049	272,179
	Lycopodium Ltd.	3,894	27,022
	MA Financial Group Ltd.	22,193	94,237
*	Macquarie Technology Group Ltd.	2,866	109,052
#	Mader Group Ltd.	5,695	23,237
	McMillan Shakespeare Ltd.	18,902	185,192
*	Megaport Ltd.	32,688	240,472
	Metcash Ltd.	231,542	476,923
	Monadelphous Group Ltd.	26,446	273,471
	Myer Holdings Ltd.	157,534	72,675
*	Nanosonics Ltd.	8,869	27,233
	Netwealth Group Ltd.	352	6,324
	nib holdings Ltd.	132,496	578,033
#	Nick Scali Ltd.	27,080	308,381
*	Nuix Ltd.	27,149	42,341
	Objective Corp. Ltd.	6,021	60,356
#*	Ora Banda Mining Ltd.	37,597	24,024
*	PPK Mining Equipment Group Pty. Ltd.	7,132	0

22

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Premier Investments Ltd.	10,999	$146,509
#	Propel Funeral Partners Ltd.	13,636	45,129
#	PWR Holdings Ltd.	21,649	94,897
	Ramelius Resources Ltd.	191,161	321,687
#*	ReadyTech Holdings Ltd.	18,559	25,023
	Regis Healthcare Ltd.	37,883	165,699
*	Regis Resources Ltd.	13,693	39,588
	Reliance Worldwide Corp. Ltd.	138,244	371,638
#	Ridley Corp. Ltd.	70,333	106,317
*	RPMGlobal Holdings Ltd.	60,700	107,083
	Service Stream Ltd.	66,453	79,590
	Sigma Healthcare Ltd.	104,777	202,185
	SmartGroup Corp. Ltd.	44,344	222,378
	Southern Cross Electrical Engineering Ltd.	30,518	36,600
	SRG Global Ltd.	62,796	51,975
#	Step One Clothing Ltd.	14,811	8,988
	Super Retail Group Ltd.	29,619	254,022
*	Superloop Ltd.	88,032	140,786
*	Temple & Webster Group Ltd.	28,945	330,304
*	Tuas Ltd.	38,439	138,815
#*	Tyro Payments Ltd.	88,693	45,903
	Universal Store Holdings Ltd.	2,072	10,213
*	Vault Minerals Ltd.	130,861	36,009
	Ventia Services Group Pty. Ltd.	182,575	494,319
#*	WEB Travel Group Ltd.	88,931	244,547
*	Webjet Group Ltd.	88,931	36,428
*	West African Resources Ltd.	216,590	331,472
#*	Zip Co. Ltd.	298,858	334,800
TOTAL AUSTRALIA			16,344,445
AUSTRIA — (1.4%)
	ANDRITZ AG	22,725	1,633,012
Ω	BAWAG Group AG	12,859	1,409,449
*	DO & Co. AG	1,869	298,550
*	Eurotelesites AG	8,017	45,522
	Fabasoft AG	987	19,248
	Kontron AG	1,497	36,377
		Shares	Value»
AUSTRIA — (Continued)
	Oesterreichische Post AG	8,207	$276,696
	Strabag SE (STR AV)	2,166	190,029
TOTAL AUSTRIA			3,908,883
BELGIUM — (1.3%)
#	CMB Tech NV	1,862	17,708
	Colruyt Group NV	6,576	316,224
	Deme Group NV	1,593	238,785
	EVS Broadcast Equipment SA	2,260	94,539
	Fagron	20,034	467,014
	Ion Beam Applications	743	8,851
#	Kinepolis Group NV	2,726	93,964
	Lotus Bakeries NV	120	1,153,809
	Melexis NV	5,881	352,910
#	Solvay SA	20,216	765,025
#	Van de Velde NV	1,744	65,249
TOTAL BELGIUM			3,574,078
CANADA — (10.7%)
#*	5N Plus, Inc.	11,100	53,463
#	Ag Growth International, Inc.	5,814	140,099
#*	Air Canada	20,074	203,419
	Altus Group Ltd.	9,673	360,229
	Amerigo Resources Ltd.	15,100	18,949
	Andlauer Healthcare Group, Inc.	4,756	184,568
*	Aritzia, Inc.	26,722	939,903
*	Athabasca Oil Corp.	55,994	184,399
#*	ATS Corp. (ATS CN)	25,328	638,252
	Aura Minerals, Inc.	6,800	140,577
	Badger Infrastructure Solution	11,038	314,502
	Bird Construction, Inc.	14,525	222,416
	Black Diamond Group Ltd.	9,300	54,912
	Boralex, Inc., Class A	18,051	400,930
#	Boyd Group Services, Inc.	5,138	737,940
#	BRP, Inc. (DOO CN)	2,112	71,544
	BRP, Inc. (DOOO US)	1,490	50,496
	Calian Group Ltd.	2,906	100,296
#*	Canada Goose Holdings, Inc. (GOOS CN)	7,500	62,781
*	Celestica, Inc. (CLS US)	15,872	1,354,675

23

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CES Energy Solutions Corp.	41,389	$182,537
	CI Financial Corp.	42,885	972,114
#*	Cipher Pharmaceuticals, Inc.	2,100	20,595
	Colliers International Group, Inc. (CIGI US)	3,105	370,644
	Computer Modelling Group Ltd.	27,056	156,024
	Corby Spirit & Wine Ltd.	3,500	38,717
	Definity Financial Corp.	11,841	591,019
*	Docebo, Inc.	1,000	31,322
	Dundee Precious Metals, Inc.	7,560	99,093
#	Dye & Durham Ltd.	8,476	54,965
	Enghouse Systems Ltd.	14,096	256,133
#*	ERO Copper Corp. (ERO CN)	17,559	219,328
	Evertz Technologies Ltd.	8,600	68,433
#	Exchange Income Corp.	5,805	213,319
	Extendicare, Inc.	25,468	254,939
	Fiera Capital Corp.	22,781	104,602
	Finning International, Inc.	45,321	1,279,153
	First National Financial Corp.	5,637	153,090
	Freehold Royalties Ltd.	35,868	296,862
*	GDI Integrated Facility Services, Inc.	2,515	57,302
	Gibson Energy, Inc.	49,372	776,787
	goeasy Ltd.	2,107	237,889
	Hammond Power Solutions, Inc.	1,500	99,884
	Headwater Exploration, Inc.	63,496	257,927
	Information Services Corp.	4,303	83,276
#	Innergex Renewable Energy, Inc.	25,364	249,850
Ω	Jamieson Wellness, Inc.	12,261	284,157
*	K92 Mining, Inc.	61,362	564,391
	K-Bro Linen, Inc.	3,004	76,288
*	Kinaxis, Inc.	3,926	530,121
	Labrador Iron Ore Royalty Corp.	18,300	396,372
		Shares	Value»
CANADA — (Continued)
	Leon's Furniture Ltd.	4,045	$67,485
	Lundin Gold, Inc.	25,405	1,036,213
	Maple Leaf Foods, Inc.	11,760	215,222
*	MDA Space Ltd.	16,033	312,961
*	Medexus Pharmaceuticals, Inc.	3,300	6,559
	Medical Facilities Corp.	3,300	34,829
*	New Gold, Inc. (NGD CN)	88,600	352,832
*	New Gold, Inc. (NGD US)	66,894	266,238
	North American Construction Group Ltd. (NOA US)	7,405	112,482
	North West Co., Inc.	15,170	608,517
#*	Orla Mining Ltd. (OLA CN)	10,200	112,314
*	Orla Mining Ltd. (ORLA US)	30,757	338,327
	Osisko Gold Royalties Ltd. (OR US)	25,638	616,081
	Parkland Corp.	38,777	976,879
	Pason Systems, Inc.	25,831	205,734
	Pet Valu Holdings Ltd.	9,351	194,061
	PHX Energy Services Corp.	11,900	65,344
#	Pine Cliff Energy Ltd.	49,359	19,692
	Pollard Banknote Ltd.	4,800	71,307
	PrairieSky Royalty Ltd.	55,346	931,801
	Premium Brands Holdings Corp.	12,536	712,822
#	Propel Holdings, Inc.	4,448	87,179
	Pulse Seismic, Inc.	14,400	27,262
	Quebecor, Inc., Class B	25,087	688,227
	Richelieu Hardware Ltd.	16,472	389,636
	Rogers Sugar, Inc.	21,462	87,959
	Savaria Corp.	14,977	188,598
	Secure Waste Infrastructure Corp.	76,841	731,846
	Sienna Senior Living, Inc.	22,092	271,302
	Sprott, Inc. (SII CN)	1,200	63,047
	Sprott, Inc. (SII US)	5,885	309,021
	Stella-Jones, Inc.	15,153	743,031
	Superior Plus Corp.	9,500	47,686
	Sylogist Ltd.	3,400	20,988

24

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Taseko Mines Ltd. (TGB US)	5,900	$13,452
*	Taseko Mines Ltd. (TKO CN)	27,426	62,268
	TELUS Corp.	9,810	151,000
*	Tenaz Energy Corp.	3,200	36,466
	TerraVest Industries, Inc.	3,307	344,685
	Topaz Energy Corp.	24,519	409,598
*	Torex Gold Resources, Inc.	1,162	37,635
#	TransAlta Corp.	25,233	224,826
	TransAlta Corp.	52,100	464,463
#	Trican Well Service Ltd.	56,044	164,644
*	Trisura Group Ltd. (TSU CN)	8,243	226,315
*	VerticalScope Holdings, Inc.	1,200	4,091
*	Viemed Healthcare, Inc.	8,932	63,149
*	Wall Financial Corp.	2,300	20,888
*	Wesdome Gold Mines Ltd.	49,200	605,275
*	Westgold Resources Ltd.	61,192	116,738
	Westshore Terminals Investment Corp.	10,814	199,791
TOTAL CANADA			29,270,249
DENMARK — (2.8%)
*	ALK-Abello AS	31,893	743,441
	Ambu AS, Class B	23,544	424,981
#	cBrain AS	3,927	101,937
	Chemometec AS	4,914	354,044
*	Demant AS	12,853	468,066
	ISS AS	35,376	887,635
*Ω	Netcompany Group AS	12,248	552,922
*	NKT AS	5,667	461,418
*Ω	NNIT AS	2,570	28,274
#*	NTG Nordic Transport Group AS	1,504	57,168
	Ringkjoebing Landbobank AS	7,254	1,386,936
	Rockwool AS, Class A	6,130	279,514
	Rockwool AS, Class B	15,670	715,338
	Royal Unibrew AS	14,848	1,180,683
	SP Group AS	554	22,702
TOTAL DENMARK			7,665,059
		Shares	Value»
FINLAND — (2.9%)
*	Alisa Pankki OYJ	1,405	$28,893
	Alma Media OYJ	5,579	73,069
	Elisa OYJ	25,465	1,358,507
	eQ OYJ	1,222	14,118
	Harvia OYJ	5,546	256,614
	Hiab OYJ	3,594	171,012
	Kalmar OYJ, Class B	8,376	265,360
	Kesko OYJ (KESKOA FH), Class A	12,798	286,190
	Kesko OYJ (KESKOB FH), Class B	59,117	1,357,257
	Marimekko OYJ	7,952	109,970
	Orion OYJ (ORNAV FH), Class A	7,832	486,793
	Orion OYJ (ORNBV FH), Class B	27,053	1,693,830
	Puuilo OYJ	18,161	258,622
*	QT Group OYJ	3,609	235,494
	Sampo OYJ, Class A	94,925	948,094
#	Talenom OYJ	8,051	32,544
Ω	Terveystalo OYJ	15,865	220,488
#	Tokmanni Group Corp.	9,567	150,947
	Vaisala OYJ, Class A	2,328	123,952
TOTAL FINLAND			8,071,754
FRANCE — (4.5%)
*	Bastide le Confort Medical	726	22,448
	Catana Group	8,468	32,660
	Elis SA	14,327	367,761
*	Foraco International SA	22,957	29,641
	Gaztransport Et Technigaz SA	10,027	1,634,429
	Getlink SE	51,070	969,728
*	ID Logistics Group SACA	1,159	522,034
#	Infotel SA	775	38,490
#	Interparfums SA	4,358	172,737
	Ipsen SA	1,429	166,197
	IPSOS SA	4,221	199,842
*	JCDecaux SE	17,391	302,677
	Kaufman & Broad SA	3,850	151,165
Ω	La Francaise des Jeux SACA	29,328	1,045,371
	Linedata Services	183	15,282
	Nexans SA	7,280	799,769
*	OVH Groupe SAS	585	7,778
	Rexel SA	3,209	89,158
	Robertet SA	137	127,067
	SEB SA	5,977	563,804
	Seche Environnement SACA	870	89,750

25

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Societe BIC SA	1,220	$78,936
	Sodexo SA	7,458	473,410
	Sopra Steria Group	5,081	1,041,803
	SPIE SA	33,641	1,648,831
	Stef SA	683	98,480
	Trigano SA	94	11,167
#*	Vallourec SACA	40,543	749,346
Ω	Verallia SA	22,651	757,416
TOTAL FRANCE			12,207,177
GERMANY — (5.6%)
	Adesso SE	355	39,429
	AlzChem Group AG	978	126,210
	Amadeus Fire AG	1,636	139,076
	Atoss Software SE	2,860	429,933
	Bechtle AG	19,875	847,920
*	Ceconomy AG	28,388	100,888
	Cewe Stiftung & Co. KGaA	684	79,100
	CTS Eventim AG & Co. KGaA	15,249	1,806,808
	Dermapharm Holding SE	5,301	231,577
	Eckert & Ziegler SE	4,652	317,999
	Elmos Semiconductor SE	2,015	137,271
	Energiekontor AG	2,482	119,563
	Fielmann Group AG	8,389	476,704
	flatexDEGIRO AG	17,548	461,808
	Freenet AG	20,446	850,208
	Friedrich Vorwerk Group SE	1,386	94,638
	FUCHS SE	6,923	266,140
	GEA Group AG	33,419	2,180,245
	GFT Technologies SE	3,243	91,592
	Hawesko Holding SE	669	18,833
*	HelloFresh SE	27,686	288,289
	Hensoldt AG	14,387	1,114,543
	HOCHTIEF AG	727	137,545
	HUGO BOSS AG	6,429	268,149
	IVU Traffic Technologies AG	3,749	79,755
	Krones AG	3,266	477,385
#*	Nagarro SE	2,210	157,553
*	Nordex SE	18,489	346,176
*	Pentixapharm Holding AG	4,652	15,282
	Pfeiffer Vacuum Technology AG	139	24,489
	Rational AG	230	197,348
	Secunet Security Networks AG	437	101,901
	Stroeer SE & Co. KGaA	9,841	587,620
		Shares	Value»
GERMANY — (Continued)
	SUSS MicroTec SE	3,129	$120,486
*Ω	TeamViewer SE	40,383	620,393
*	TUI AG	83,340	641,259
	Vossloh AG	919	72,605
	Washtec AG	3,729	179,687
*Ω	Zalando SE	27,283	996,273
TOTAL GERMANY			15,242,680
GIBRALTAR — (0.0%)
*	Evoke PLC	29,607	19,855
HONG KONG — (1.3%)
	ASMPT Ltd.	9,100	61,220
	Best Mart 360 Holdings Ltd.	42,000	9,301
	Bright Smart Securities & Commodities Group Ltd.	152,000	134,371
	Cafe de Coral Holdings Ltd.	104,000	95,575
	CITIC Telecom International Holdings Ltd.	110,000	33,463
*	C-Mer Medical Holdings Ltd.	64,000	13,932
*	Cowell e Holdings, Inc.	88,000	252,894
Ω	Crystal International Group Ltd.	78,000	45,474
	DL Holdings Group Ltd.	24,000	10,855
	Fairwood Holdings Ltd.	25,500	16,904
#*Ω	FIT Hon Teng Ltd.	242,000	60,754
	FSE Lifestyle Services Ltd.	41,000	29,189
	Giordano International Ltd.	172,000	33,114
#*††	Gold Financial Holdings Ltd.	214,000	0
	IGG, Inc.	120,000	57,812
	KLN Logistics Group Ltd.	58,500	47,185
	Luk Fook Holdings International Ltd.	13,000	28,367
	Man Wah Holdings Ltd.	370,000	196,633
#*	Melco International Development Ltd.	89,000	36,873
*††	MH Development NPV	80,000	0

26

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Modern Dental Group Ltd.	43,000	$23,094
*	NagaCorp Ltd.	78,215	33,223
#	Nissin Foods Co. Ltd.	27,000	23,229
	Oriental Watch Holdings	28,000	12,649
	PAX Global Technology Ltd.	8,000	4,818
	PC Partner Group Ltd.	12,000	11,283
	PCCW Ltd.	971,687	647,779
	Perfect Medical Health Management Ltd.	132,000	36,796
	Plover Bay Technologies Ltd.	128,000	87,570
#	Sa Sa International Holdings Ltd.	134,000	10,132
	SmarTone Telecommunications Holdings Ltd.	25,000	13,691
*	Solomon Systech International Ltd.	164,000	8,221
	Stella International Holdings Ltd.	76,500	136,956
	SUNeVision Holdings Ltd.	211,000	176,420
#	Theme International Holdings Ltd.	310,000	15,583
	Tradelink Electronic Commerce Ltd.	178,000	21,832
	Tycoon Group Holdings Ltd.	12,000	774
	United Laboratories International Holdings Ltd.	142,000	254,473
	Vitasoy International Holdings Ltd.	192,000	247,376
	VSTECS Holdings Ltd.	80,000	61,596
	VTech Holdings Ltd.	48,100	323,144
#	Xinyi Glass Holdings Ltd.	204,590	191,554
TOTAL HONG KONG			3,506,109
IRELAND — (0.2%)
	Cairn Homes PLC	23,142	50,983
	Glanbia PLC (GLB ID)	27,038	350,012
	Greencore Group PLC	18,710	46,137
		Shares	Value»
IRELAND — (Continued)
	Irish Continental Group PLC (IR5B ID)	40,436	$235,560
TOTAL IRELAND			682,692
ISRAEL — (1.3%)
	Analyst IMS Investment Management Services Ltd.	418	10,363
	Arad Ltd.	2,055	29,117
	Automatic Bank Services Ltd.	1,364	8,433
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,181	158,055
	Cohen Development Gas & Oil Ltd.	84	3,837
	Danel Adir Yeoshua Ltd.	1,587	171,515
	Danya Cebus Ltd.	1,341	38,690
	Delta Israel Brands Ltd.	658	14,836
	Electra Consumer Products 1970 Ltd.	2,404	66,207
	FMS Enterprises Migun Ltd.	369	17,802
	Formula Systems 1985 Ltd. (FORTY IT)	246	21,720
	Fox Wizel Ltd.	1,783	149,964
	Globrands Ltd.	90	13,837
	Hilan Ltd.	642	40,989
	Hiper Global Ltd.	2,782	12,042
	IDI Insurance Co. Ltd.	2,449	114,691
	Inrom Construction Industries Ltd.	25,113	105,255
	M Yochananof & Sons Ltd.	700	47,342
	Magic Software Enterprises Ltd. (MGIC US)	9,937	137,528
*	Malam - Team Ltd.	2,020	41,266
	Max Stock Ltd.	16,993	64,929
	Meitav Investment House Ltd.	10,788	138,984
	Novolog Ltd.	23,600	9,832
	One Software Technologies Ltd.	9,774	184,652
	Palram Industries 1990 Ltd.	1,104	23,491
	Partner Communications Co. Ltd.	24,343	161,728

27

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Plus500 Ltd.	27,850	$1,141,635
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	202,524
	Retailors Ltd.	3,984	82,230
	Tadiran Group Ltd.	920	51,076
	Tel Aviv Stock Exchange Ltd.	13,899	170,892
	Telsys Ltd.	884	41,672
	Tiv Taam Holdings 1 Ltd.	18,868	39,655
TOTAL ISRAEL			3,516,789
ITALY — (4.4%)
	A2A SpA	67,313	171,195
	ACEA SpA	6,569	154,323
	Amplifon SpA	35,115	672,064
	Arnoldo Mondadori Editore SpA	50,889	123,859
	Azimut Holding SpA	39,046	1,085,054
	Banca Generali SpA	20,762	1,231,762
	Banca Mediolanum SpA	21,141	316,055
Ω	BFF Bank SpA	45,285	429,021
#	Brunello Cucinelli SpA	11,735	1,324,877
#Ω	Carel Industries SpA	10,923	218,925
	Cembre SpA	763	42,196
	De' Longhi SpA	7,669	237,331
Ω	Enav SpA	20,417	90,410
	Hera SpA	109,909	520,334
	Intercos SpA	8,001	120,433
#	Italian Sea Group SpA	2,920	18,691
	LU-VE SpA	2,501	80,909
	Maire SpA	52,339	565,290
#	MARR SpA	5,190	57,413
	Moltiply Group SpA	4,425	219,266
*	Newlat Food SpA	4,907	95,457
	Pharmanutra SpA	1,151	70,495
#	Piaggio & C SpA	45,642	89,598
Ω	RAI Way SpA	34,041	233,162
	Reply SpA	7,137	1,274,164
#*	Saipem SpA	267,614	618,180
#	Sanlorenzo SpA	3,013	96,728
	Sesa SpA	2,243	189,577
	SOL SpA	12,905	589,200
Ω	Technogym SpA	40,447	546,554
	TXT e-solutions SpA	983	35,141
#	Webuild SpA	97,794	354,803
#	Wiit SpA	1,016	17,794
#	Zignago Vetro SpA	7,166	72,085
TOTAL ITALY			11,962,346
		Shares	Value»
JAPAN — (22.1%)
	&Do Holdings Co. Ltd.	3,700	$35,399
	A&D HOLON Holdings Co. Ltd.	5,300	66,333
	Adastria Co. Ltd.	6,700	136,894
#	Ad-sol Nissin Corp.	2,600	18,386
	Adventure, Inc.	800	21,124
	Aeon Fantasy Co. Ltd.	2,900	47,791
	Aeon Hokkaido Corp.	9,000	55,104
#	Aeon Kyushu Co. Ltd.	1,200	21,317
	Ai Holdings Corp.	600	8,879
	Aica Kogyo Co. Ltd.	13,800	319,943
	Aidma Holdings, Inc.	700	8,666
#	Airman Corp.	4,900	63,676
	Airtrip Corp.	3,700	24,448
#	AIT Corp.	2,500	30,720
#*	Akebono Brake Industry Co. Ltd.	20,100	14,503
#	Alleanza Holdings Co. Ltd.	4,600	33,425
	Altech Corp.	4,470	83,963
	Amano Corp.	14,300	416,361
	Amiyaki Tei Co. Ltd.	1,600	16,052
	Amvis Holdings, Inc.	9,000	28,980
	Anest Iwata Corp.	800	6,253
	Anicom Holdings, Inc.	20,000	83,487
	Anycolor, Inc.	4,300	110,870
*	AnyMind Group, Inc.	3,300	20,040
	Aoyama Zaisan Networks Co. Ltd.	6,400	86,572
	Arata Corp.	3,300	73,536
	Arealink Co. Ltd.	4,400	67,689
	Argo Graphics, Inc.	4,200	148,492
#	Artner Co. Ltd.	2,100	27,667
	As One Corp.	18,200	288,445
	Asahi Net, Inc.	7,000	33,927
#	Asahi Yukizai Corp.	2,400	62,905
#	ASKUL Corp.	13,500	143,687
*	Atom Corp.	2,100	9,619
	Atrae, Inc.	4,500	22,145
#	Aucnet, Inc.	9,200	80,067
	Avant Group Corp.	7,100	88,525
	Axell Corp.	600	4,423
	Axial Retailing, Inc.	13,700	104,217
#	AZ-COM MARUWA Holdings, Inc.	12,100	111,933
	AZOOM Co. Ltd.	400	21,881
#*	Bank of Innovation, Inc.	900	65,672
	Base Co. Ltd.	2,100	45,656
#	Beauty Garage, Inc.	2,600	27,198
	Belc Co. Ltd.	3,000	148,356
	Bell System24 Holdings, Inc.	12,200	100,963

28

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Bewith, Inc.	800	$9,417
	Bic Camera, Inc.	25,500	273,451
	Bookoff Group Holdings Ltd.	1,200	12,634
#	BrainPad, Inc.	4,700	34,897
	Broadmedia Corp.	2,530	30,198
#	BRONCO BILLY Co. Ltd.	800	20,007
	Bunka Shutter Co. Ltd.	9,300	133,141
#	Business Engineering Corp.	1,400	37,310
	C Uyemura & Co. Ltd.	2,600	168,261
	Careerlink Co. Ltd.	2,200	33,024
#	Carenet, Inc.	5,100	26,277
	Celsys, Inc.	13,300	120,884
	Central Automotive Products Ltd.	9,900	117,280
	Central Security Patrols Co. Ltd.	1,400	26,424
	Change Holdings, Inc.	10,500	99,695
	Charm Care Corp. KK	5,300	46,791
#	Chikaranomoto Holdings Co. Ltd.	2,800	25,216
	Chugoku Marine Paints Ltd.	7,100	103,126
	CKD Corp.	16,000	233,219
	Colowide Co. Ltd.	22,300	280,890
#	Como Co. Ltd.	1,000	21,610
	Computer Engineering & Consulting Ltd.	6,700	99,802
	Comture Corp.	7,600	88,804
	Copro-Holdings Co. Ltd.	1,100	12,887
#*	Core Concept Technologies, Inc.	700	5,092
#	Core Corp.	2,800	34,655
#	Cota Co. Ltd.	6,129	61,299
	Create Restaurants Holdings, Inc.	38,100	371,419
	Create SD Holdings Co. Ltd.	8,100	172,582
	Creek & River Co. Ltd.	3,700	40,096
	Cresco Ltd.	9,000	75,634
	CrowdWorks, Inc.	1,300	10,282
	CTS Co. Ltd.	8,600	48,239
	Curves Holdings Co. Ltd.	16,500	79,933
*	Cyber Security Cloud, Inc.	800	9,590
		Shares	Value»
JAPAN — (Continued)
	Cybozu, Inc.	7,600	$157,634
	Daicel Corp.	26,700	227,275
	Dai-Dan Co. Ltd.	3,000	87,205
	Daiichikosho Co. Ltd.	15,700	183,610
	Daikokutenbussan Co. Ltd.	2,100	111,465
	Daiseki Co. Ltd.	12,698	323,619
	Daitron Co. Ltd.	1,900	42,508
	Daiwabo Holdings Co. Ltd.	28,500	482,591
*	DD GROUP Co. Ltd.	2,100	18,154
	Dear Life Co. Ltd.	10,300	80,413
#	Densan System Holdings Co. Ltd.	2,400	41,969
	Dentsu Soken, Inc.	7,800	341,578
	Dexerials Corp.	47,100	553,381
	Digital Arts, Inc.	3,900	193,024
#	Digital Hearts Holdings Co. Ltd.	4,700	32,622
	Digital Information Technologies Corp.	4,200	71,826
	Dip Corp.	11,000	159,835
	DMG Mori Co. Ltd.	18,000	312,871
	Double Standard, Inc.	1,200	12,500
	DTS Corp.	13,600	386,809
	EAT&HOLDINGS Co. Ltd.	1,600	23,227
	Ebara Jitsugyo Co. Ltd.	3,600	90,218
	Ebase Co. Ltd.	8,200	30,652
	eGuarantee, Inc.	10,500	130,244
#	E-Guardian, Inc.	400	6,202
	Elan Corp.	2,600	13,111
	Elecom Co. Ltd.	15,200	178,347
#	EM Systems Co. Ltd.	9,000	47,456
	en Japan, Inc.	9,800	112,528
	Entrust, Inc.	4,400	26,481
	ES-Con Japan Ltd.	6,900	51,374
#	Eternal Hospitality Group Co. Ltd.	1,200	23,673
	EXEO Group, Inc.	14,000	163,480
	F&M Co. Ltd.	1,900	28,423
	FaithNetwork Co. Ltd.	1,500	20,556
	Fast Fitness Japan, Inc.	1,200	12,511
*	FDK Corp.	1,800	4,797
#	Fibergate, Inc.	4,000	27,720
	Financial Partners Group Co. Ltd.	15,000	236,717
#	FINDEX, Inc.	6,200	30,506
	Fintech Global, Inc.	19,400	15,098
#	Fixstars Corp.	5,000	61,427
	Focus Systems Corp.	1,600	12,447
	Food & Life Cos. Ltd.	17,200	636,490

29

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Forum Engineering, Inc.	5,800	$42,474
#	Forval Corp.	1,800	18,417
	FP Corp.	12,400	267,396
#	FP Partner, Inc.	1,600	27,441
#	France Bed Holdings Co. Ltd.	6,400	57,150
#	Freebit Co. Ltd.	4,100	43,650
	FTGroup Co. Ltd.	2,600	19,904
	Fuji Corp. (7605 JP)	3,600	48,631
	Fuji Kosan Co. Ltd.	900	8,419
#	Fuji Kyuko Co. Ltd.	6,700	97,770
	Fuji Seal International, Inc.	2,400	42,852
	Fujibo Holdings, Inc.	1,200	41,821
	Fujimi, Inc.	12,200	159,689
#	Fujio Food Group, Inc.	3,700	31,117
	Fujita Kanko, Inc.	1,800	113,696
	Fukuda Denshi Co. Ltd.	5,200	220,686
	Fukui Computer Holdings, Inc.	3,200	79,090
	FULLCAST Holdings Co. Ltd.	5,400	60,450
	Funai Soken Holdings, Inc.	10,630	169,940
	Furuya Metal Co. Ltd.	1,500	27,015
	Furyu Corp.	4,600	30,058
	Fuso Chemical Co. Ltd.	5,600	135,885
	Future Corp.	13,500	170,224
	G-7 Holdings, Inc.	8,600	85,887
#*	GA Technologies Co. Ltd.	3,600	36,159
	Gakkyusha Co. Ltd.	1,800	27,584
#	Gakujo Co. Ltd.	1,800	20,994
	Galilei Co. Ltd.	6,400	128,430
	Genki Global Dining Concepts Corp.	3,200	73,833
	Genky DrugStores Co. Ltd.	4,400	112,829
#	Gift Holdings, Inc.	2,400	60,877
	giftee, Inc.	6,000	65,200
	Global Link Management KK	1,000	13,516
	GMO Financial Gate, Inc.	1,000	37,478
	GMO Financial Holdings, Inc.	10,300	55,448
	GMO GlobalSign Holdings KK	1,400	21,740
	GMO internet group, Inc.	15,938	374,786
		Shares	Value»
JAPAN — (Continued)
#*	GNI Group Ltd.	10,400	$172,174
*	Gokurakuyu Holdings Co. Ltd.	3,700	12,793
	Goldwin, Inc.	800	45,866
	Greens Co. Ltd.	2,300	37,164
	gremz, Inc.	3,600	59,586
	GungHo Online Entertainment, Inc.	14,400	304,712
#	Hakudo Co. Ltd.	1,800	27,075
	Halows Co. Ltd.	3,400	103,495
#	Hamee Corp.	1,900	15,883
	Happinet Corp.	4,200	157,625
	Hard Off Corp. Co. Ltd.	3,700	48,616
	Hazama Ando Corp.	17,200	171,305
#	Hennge KK	5,800	69,683
#	Hiday Hidaka Corp.	4,800	104,612
	Himacs Ltd.	720	6,367
#*	Hino Motors Ltd.	40,400	128,467
	Hioki EE Corp.	2,868	114,355
*	Hirose Tusyo, Inc.	400	11,649
#	HIS Co. Ltd.	10,800	128,714
	Hokuto Corp.	2,100	27,042
	Honeys Holdings Co. Ltd.	3,200	36,319
	Hoosiers Holdings Co. Ltd.	1,600	13,301
	Horiba Ltd.	400	27,341
#	Hotland Holdings Co. Ltd.	3,900	59,408
#	IBJ, Inc.	7,600	34,733
	Ichibanya Co. Ltd.	15,820	105,207
	Idec Corp.	900	14,419
	IDOM, Inc.	22,700	174,810
	IG Port, Inc.	2,400	34,854
#	IKK Holdings, Inc.	2,500	13,849
	I'll, Inc.	3,200	52,135
	i-mobile Co. Ltd.	8,400	32,404
	Imuraya Group Co. Ltd.	2,200	37,979
#	I-NE Co. Ltd.	1,800	20,650
	I-Net Corp.	3,440	46,618
	Infomart Corp.	23,200	61,838
	Insource Co. Ltd.	16,000	102,450
	Intelligent Wave, Inc.	3,700	27,823
#	IPS, Inc.	2,400	35,398
	ISB Corp.	3,900	36,967
#	Ise Chemicals Corp.	800	125,070
#*	Istyle, Inc.	15,800	52,054
	Itfor, Inc.	9,100	94,043
#	ITmedia, Inc.	4,100	44,450
#	Ito En Ltd.	10,600	253,597
	Itochu Enex Co. Ltd.	11,000	118,721
	Itoki Corp.	10,500	132,046
#	Iwaki Co. Ltd.	2,200	37,365

30

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JAC Recruitment Co. Ltd.	23,200	$134,877
*	Jade Group, Inc.	3,000	25,770
	Japan Aviation Electronics Industry Ltd.	9,300	148,977
	Japan Business Systems, Inc.	1,400	10,177
*	Japan Communications, Inc.	34,900	39,192
	Japan Elevator Service Holdings Co. Ltd.	18,500	399,955
	Japan Lifeline Co. Ltd.	16,600	177,736
	Japan Material Co. Ltd.	22,000	184,431
	Japan Property Management Center Co. Ltd.	3,500	28,680
#	Japan System Techniques Co. Ltd.	4,400	57,793
	JBCC Holdings, Inc.	21,600	181,202
	JCU Corp.	6,400	141,331
	Jeol Ltd.	12,300	395,583
	JFE Systems, Inc.	1,600	17,771
#*	JIG-SAW, Inc.	1,700	36,190
	JINS Holdings, Inc.	4,000	250,853
	J-Lease Co. Ltd.	5,400	51,791
	JM Holdings Co. Ltd.	3,700	63,854
	JP-Holdings, Inc.	20,500	91,023
	Justsystems Corp.	10,400	248,901
	JVCKenwood Corp.	30,800	229,863
	Kaga Electronics Co. Ltd.	1,800	32,240
	Kagome Co. Ltd.	15,500	319,029
#	Kakiyasu Honten Co. Ltd.	3,000	57,055
#	Kamakura Shinsho Ltd.	10,700	35,374
	Kameda Seika Co. Ltd.	801	22,210
	Kanadevia Corp.	42,700	273,876
	Kanamic Network Co. Ltd.	5,200	15,221
	Kanematsu Corp.	11,200	194,505
#	Kanro, Inc.	600	17,344
#	Kappa Create Co. Ltd.	5,100	52,631
	Katitas Co. Ltd.	14,800	214,438
#	KeePer Technical Laboratory Co. Ltd.	5,200	151,030
		Shares	Value»
JAPAN — (Continued)
	Keihan Holdings Co. Ltd.	13,500	$330,640
	KH Neochem Co. Ltd.	5,200	92,158
#	Kibun Foods, Inc.	1,400	10,690
	Kintetsu Department Store Co. Ltd.	2,000	27,955
#	Ki-Star Real Estate Co. Ltd.	1,600	55,544
#	Koa Shoji Holdings Co. Ltd.	2,000	9,473
#	Kohoku Kogyo Co. Ltd.	1,200	15,472
	KOMEDA Holdings Co. Ltd.	14,600	295,123
	Komehyo Holdings Co. Ltd.	2,300	46,265
	Konoike Transport Co. Ltd.	3,800	69,767
#	Konoshima Chemical Co. Ltd.	1,300	11,750
#	Kosaido Holdings Co. Ltd.	17,000	58,872
	Koshidaka Holdings Co. Ltd.	13,241	94,269
	Kotobuki Spirits Co. Ltd.	22,500	334,898
	Kozo Keikaku Engineering Holdings, Inc.	3,000	53,983
#	Kura Sushi, Inc.	4,200	93,686
	Kushikatsu Tanaka Holdings Co.	1,100	10,670
#	Kusuri No. Aoki Holdings Co. Ltd.	15,900	378,673
	Kyoritsu Maintenance Co. Ltd.	17,600	373,541
	Kyudenko Corp.	1,300	43,666
	LA Holdings Co. Ltd.	1,400	67,647
	Lacto Japan Co. Ltd.	800	19,714
	LEC, Inc.	1,200	10,551
	Leopalace21 Corp.	48,000	196,644
	Life Corp.	10,800	156,441
	Lifedrink Co., Inc.	5,600	66,647
#	LIKE, Inc.	1,800	18,922
#	Link & Motivation, Inc.	13,500	54,166
#	LITALICO, Inc.	6,400	55,904
*	Luckland Co. Ltd.	800	9,474
#	Macbee Planet, Inc.	1,400	27,966
	Macnica Holdings, Inc.	25,600	355,929
	Maeda Kosen Co. Ltd.	12,800	182,479

31

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Management Solutions Co. Ltd.	3,400	$46,036
	Mani, Inc.	22,800	183,606
	MarkLines Co. Ltd.	4,100	65,578
#	Matching Service Japan Co. Ltd.	1,300	8,287
	Matsui Securities Co. Ltd.	35,500	183,064
	Matsuya Co. Ltd.	1,900	12,000
	Matsuyafoods Holdings Co. Ltd.	1,600	66,580
	Max Co. Ltd.	3,600	106,171
	Maxvalu Tokai Co. Ltd.	500	10,609
	MCJ Co. Ltd.	23,300	217,827
	MEC Co. Ltd.	4,900	81,096
#	Media Do Co. Ltd.	1,100	13,469
#*	Medley, Inc.	4,500	108,565
	Meidensha Corp.	4,600	126,373
#	Meiho Facility Works Ltd.	3,100	19,364
	Meiko Electronics Co. Ltd.	5,600	245,994
	MEITEC Group Holdings, Inc.	24,000	492,614
	Menicon Co. Ltd.	11,100	109,828
*	Mercari, Inc.	25,800	418,095
	METAWATER Co. Ltd.	5,600	79,878
	Micronics Japan Co. Ltd.	9,600	203,390
	Midac Holdings Co. Ltd.	2,400	38,336
	Milbon Co. Ltd.	8,960	170,374
#	Mirai Industry Co. Ltd.	1,100	27,355
	Miroku Jyoho Service Co. Ltd.	6,000	77,891
	Mitani Corp.	6,400	84,738
	Mitani Sekisan Co. Ltd.	2,300	109,121
	Mitsubishi Logisnext Co. Ltd.	8,200	115,184
	Mitsui High-Tec, Inc.	23,500	109,768
	Mitsui-Soko Holdings Co. Ltd.	9,900	204,051
	Miura Co. Ltd.	11,000	234,305
	MIXI, Inc.	6,700	148,872
	Miyaji Engineering Group, Inc.	4,000	51,270
	Mizuho Medy Co. Ltd.	2,000	21,109
	Modec, Inc.	9,300	282,235
#	Monogatari Corp.	9,900	258,128
	Morinaga & Co. Ltd.	19,600	349,465
		Shares	Value»
JAPAN — (Continued)
	Morozoff Ltd.	2,700	$33,787
	MOS Food Services, Inc.	2,400	62,211
	Mugen Estate Co. Ltd.	2,500	38,791
	m-up Holdings, Inc.	11,300	149,383
	Musashi Seimitsu Industry Co. Ltd.	5,100	87,711
	Nagase Brothers, Inc.	1,700	21,893
	Nagawa Co. Ltd.	1,600	68,904
	Nakanishi, Inc.	20,400	266,331
#	Namura Shipbuilding Co. Ltd.	9,100	128,415
#	NCD Co. Ltd./Shinagawa	1,900	35,872
#	New Art Holdings Co. Ltd.	3,619	35,181
#	Nextage Co. Ltd.	13,500	168,261
	Nichias Corp.	14,000	470,986
	Nifco, Inc.	11,100	275,234
	Nihon Dengi Co. Ltd.	400	11,000
#	Nihon M&A Center Holdings, Inc.	74,300	303,050
	Nippon Air Conditioning Services Co. Ltd.	6,700	47,618
	Nippon Aqua Co. Ltd.	3,900	20,248
	Nippon Concept Corp.	1,800	21,843
	Nippon Gas Co. Ltd.	38,300	706,435
	Nippon Parking Development Co. Ltd.	74,700	124,637
	Nippon Shinyaku Co. Ltd.	4,700	121,187
	Nishimatsuya Chain Co. Ltd.	10,900	168,671
	Nissei ASB Machine Co. Ltd.	2,700	85,998
	Nisso Holdings Co. Ltd.	8,200	39,609
	Nissui Corp.	33,700	204,971
	Nitto Kogyo Corp.	300	6,298
	Nittoc Construction Co. Ltd.	2,800	20,455
	Noevir Holdings Co. Ltd.	4,800	138,772
	Nojima Corp.	9,100	163,615
	NSD Co. Ltd.	19,600	461,432
#	NSW, Inc.	2,200	47,759
	Oat Agrio Co. Ltd.	1,200	17,244
	Oenon Holdings, Inc.	4,100	13,297
	Ohba Co. Ltd.	2,300	17,219

32

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ohsho Food Service Corp.	12,000	$271,449
	Okinawa Cellular Telephone Co.	8,600	255,006
	Onward Holdings Co. Ltd.	14,300	57,903
	Ootoya Holdings Co. Ltd.	400	14,638
	Open Up Group, Inc.	9,000	115,932
	Optex Group Co. Ltd.	10,620	113,634
#*	Optim Corp.	4,900	22,441
	Organo Corp.	6,200	296,787
	Oro Co. Ltd.	2,900	48,558
#	Osaka Organic Chemical Industry Ltd.	3,900	65,734
#	OSAKA Titanium Technologies Co. Ltd.	7,700	89,169
#	OSG Corp.	10,600	126,001
	PAL GROUP Holdings Co. Ltd.	10,800	297,160
	Paramount Bed Holdings Co. Ltd.	4,500	72,488
	Park24 Co. Ltd.	33,300	471,801
	Penta-Ocean Construction Co. Ltd.	39,300	225,450
*	PeptiDream, Inc.	24,500	333,519
	Pharma Foods International Co. Ltd.	4,100	26,283
#*	PIA Corp.	1,300	24,039
	Pigeon Corp.	35,300	427,478
	PILLAR Corp.	6,900	175,565
	Pilot Corp.	8,200	228,872
#	Plus Alpha Consulting Co. Ltd.	6,300	73,307
#	Poppins Corp.	800	6,402
	Port, Inc.	1,000	13,094
	Premium Group Co. Ltd.	10,200	152,395
	Premium Water Holdings, Inc.	800	16,008
	Prestige International, Inc.	32,400	152,138
	Pronexus, Inc.	3,800	32,455
	Pro-Ship, Inc.	2,600	38,634
	Qol Holdings Co. Ltd.	2,200	35,377
	Quick Co. Ltd.	3,900	57,463
	Raito Kogyo Co. Ltd.	13,600	252,953
	Raksul, Inc.	9,800	79,050
	Rakus Co. Ltd.	18,304	278,126
	Relo Group, Inc.	29,300	387,149
		Shares	Value»
JAPAN — (Continued)
	Renaissance, Inc.	1,700	$12,551
	Resorttrust, Inc.	50,200	516,633
	Rheon Automatic Machinery Co. Ltd.	1,100	8,961
	Ride On Express Holdings Co. Ltd.	2,400	16,982
	Riken Keiki Co. Ltd.	5,800	108,168
	Riken Vitamin Co. Ltd.	300	5,234
	Ringer Hut Co. Ltd.	5,000	78,032
#	Riso Kyoiku Co. Ltd.	12,105	20,644
	Roland Corp.	2,800	62,158
	Rorze Corp.	14,300	143,927
	Round One Corp.	62,600	388,581
	Royal Holdings Co. Ltd.	5,400	98,384
	Saizeriya Co. Ltd.	3,600	116,050
#	Samco, Inc.	900	15,081
	Sangetsu Corp.	8,500	172,880
	Sanki Engineering Co. Ltd.	4,800	122,645
	Sankyo Frontier Co. Ltd.	3,000	40,355
	Sankyu, Inc.	4,900	214,453
#	Santec Holdings Corp.	900	26,227
#	Sato Foods Co. Ltd.	600	30,968
	Sawai Group Holdings Co. Ltd.	22,800	328,535
#	SBI Global Asset Management Co. Ltd.	12,700	56,759
	SBS Holdings, Inc.	5,900	118,428
	Seiko Group Corp.	3,900	102,947
	Seiren Co. Ltd.	8,500	132,066
	Senko Group Holdings Co. Ltd.	18,000	213,976
#	Senshu Electric Co. Ltd.	3,300	101,624
	Seria Co. Ltd.	14,476	293,894
	Seven Bank Ltd.	124,400	223,860
#	SFP Holdings Co. Ltd.	1,600	24,214
#	Shibaura Electronics Co. Ltd.	4,400	181,607
	Shibaura Mechatronics Corp.	3,600	168,848
*	SHIFT, Inc.	38,985	356,720
	Shimadaya Corp.	1,400	18,337
	Shin Maint Holdings Co. Ltd.	5,200	28,082
	Shinagawa Refractories Co. Ltd.	5,200	59,975

33

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shinnihonseiyaku Co. Ltd.	4,000	$67,120
	Ship Healthcare Holdings, Inc.	20,100	291,600
	SHO-BOND Holdings Co. Ltd.	6,400	229,737
	Shoei Co. Ltd.	15,400	180,872
	SIGMAXYZ Holdings, Inc.	19,600	143,658
*	Simplex Holdings, Inc.	5,700	120,644
	Sinfonia Technology Co. Ltd.	4,300	183,863
	Sinko Industries Ltd.	10,500	88,759
	SKY Perfect JSAT Holdings, Inc.	4,200	33,953
#	Smaregi, Inc.	500	11,016
	SMS Co. Ltd.	19,900	184,432
	Socionext, Inc.	30,900	332,347
	Softcreate Holdings Corp.	5,000	68,752
	Software Service, Inc.	800	70,491
	Solasto Corp.	14,600	45,108
	Soliton Systems KK	3,900	34,151
	Sparx Group Co. Ltd.	7,020	71,014
#	S-Pool, Inc.	1,100	2,309
	SRA Holdings	3,100	94,397
	SRS Holdings Co. Ltd.	6,600	55,026
	St. Marc Holdings Co. Ltd.	1,800	32,834
	Star Mica Holdings Co. Ltd.	2,600	17,762
	Starts Corp., Inc.	7,800	212,146
	Step Co. Ltd.	1,600	25,563
	STI Foods Holdings, Inc.	2,400	20,715
	Strike Co. Ltd.	3,100	63,766
	Studio Alice Co. Ltd.	1,900	28,057
	Subaru Enterprise Co. Ltd.	1,500	34,598
*	Sun*, Inc. (4053 JP)	1,600	6,335
	SWCC Corp.	6,900	313,553
	System D, Inc.	800	9,922
	System Research Co. Ltd.	2,000	24,566
	System Support Holdings, Inc.	1,700	23,933
#	Systems Engineering Consultants Co. Ltd.	600	18,678
	Systena Corp.	78,000	204,025
	Syuppin Co. Ltd.	8,200	63,032
		Shares	Value»
JAPAN — (Continued)
	Taiyo Holdings Co. Ltd.	10,500	$388,752
	Takara & Co. Ltd.	2,200	53,310
	Takasago Thermal Engineering Co. Ltd.	8,600	380,499
	Takeuchi Manufacturing Co. Ltd.	11,300	353,716
#	Tama Home Co. Ltd.	5,500	153,965
	Tamron Co. Ltd.	10,800	244,171
	Tazmo Co. Ltd.	4,100	50,276
#	TDC Soft, Inc.	10,200	90,353
	TechMatrix Corp.	11,600	165,654
	TechnoPro Holdings, Inc.	20,900	466,062
#	Tenpos Holdings Co. Ltd.	1,600	38,532
	TKC Corp.	8,200	231,134
	Tocalo Co. Ltd.	21,500	247,636
#	Toho Co. Ltd. (8142 JP)	1,400	32,031
	Toho System Science Co. Ltd.	2,400	20,474
#	Toho Titanium Co. Ltd.	10,500	74,859
#*	Toho Zinc Co. Ltd.	2,000	7,562
	TOKAI Holdings Corp.	29,500	206,862
#	Token Corp.	300	28,039
	Tokyo Base Co. Ltd.	6,300	11,553
#	Tokyo Electron Device Ltd.	6,900	143,049
#	Tokyo Individualized Educational Institute, Inc.	7,300	16,024
	Tokyo Seimitsu Co. Ltd.	8,000	446,425
#	Tokyotokeiba Co. Ltd.	5,500	161,635
	Tomy Co. Ltd.	25,400	559,232
	Topcon Corp.	26,700	606,380
	Toridoll Holdings Corp.	13,600	407,059
	Torishima Pump Manufacturing Co. Ltd.	2,600	35,862
	Tosei Corp.	6,900	116,292
	Toshiba TEC Corp.	7,100	133,827
	Totech Corp.	3,300	59,879
	Toukei Computer Co. Ltd.	600	18,427
	Toumei Co. Ltd.	800	11,124
#	Towa Corp.	11,139	103,980

34

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Construction Co. Ltd.	4,400	$41,273
#	Toyo Gosei Co. Ltd.	1,600	54,142
	Traders Holdings Co. Ltd.	8,020	49,404
#	Transaction Co. Ltd.	4,000	71,108
*	Transaction Media Networks, Inc.	6,200	12,150
	Transcosmos, Inc.	6,300	137,663
	TRE Holdings Corp.	2,000	21,554
#	Treasure Factory Co. Ltd.	2,600	35,041
#	Tri Chemical Laboratories, Inc.	2,900	51,780
	Tsuburaya Fields Holdings, Inc.	9,600	125,322
	Tsugami Corp.	6,500	80,071
	Tsuzuki Denki Co. Ltd.	900	15,435
	ULS Group, Inc.	700	24,326
	Ulvac, Inc.	8,500	288,274
	U-Next Holdings Co. Ltd.	14,400	206,069
	United Arrows Ltd.	5,000	78,931
	User Local, Inc.	2,500	29,145
	UT Group Co. Ltd.	8,900	125,102
	Valqua Ltd.	6,500	136,745
#	Value HR Co. Ltd.	4,800	52,502
	ValueCommerce Co. Ltd.	5,000	28,405
	Vector, Inc.	12,500	77,739
	Vertex Corp.	6,000	81,075
	Vision, Inc.	9,800	88,328
*	Visional, Inc.	5,600	338,793
	Wacom Co. Ltd.	2,000	7,656
#	Waseda Academy Co. Ltd.	3,700	57,372
#	Watahan & Co. Ltd.	3,300	37,498
	WATAMI Co. Ltd.	2,600	20,506
#	WDB Holdings Co. Ltd.	2,100	26,802
	Weathernews, Inc.	4,000	99,214
	Wellnet Corp.	5,700	28,968
#	West Holdings Corp.	7,315	80,993
#	Will Group, Inc.	5,900	40,293
*	WingArc1st, Inc.	4,200	112,246
	Workman Co. Ltd.	3,000	94,533
	World Co. Ltd.	2,100	39,009
	YAKUODO Holdings Co. Ltd.	3,100	44,050
	YAMADA Consulting Group Co. Ltd.	3,600	44,131
	Yamaichi Electronics Co. Ltd.	4,500	63,235
		Shares	Value»
JAPAN — (Continued)
#	Yamami Co.	900	$29,052
	Yamaura Corp.	900	7,674
	Yaoko Co. Ltd.	4,900	328,191
	Yashima Denki Co. Ltd.	1,300	15,427
	Yonex Co. Ltd.	14,600	238,896
*	Yoshimura Food Holdings KK	2,000	12,719
	Yoshinoya Holdings Co. Ltd.	19,900	436,182
#	Yossix Holdings Co. Ltd.	900	17,514
	Yukiguni Factory Co. Ltd.	6,000	48,719
#	Zenkoku Hosho Co. Ltd.	20,000	433,921
	Zenrin Co. Ltd.	2,500	21,040
	ZERIA Pharmaceutical Co. Ltd.	5,400	88,553
#	ZIGExN Co. Ltd.	10,500	32,671
TOTAL JAPAN			60,575,878
LUXEMBOURG — (0.6%)
	B&M European Value Retail SA	95,627	430,071
*	InPost SA	32,720	552,702
Ω	Samsonite Group SA	334,200	598,799
	Sword Group	2,139	75,855
TOTAL LUXEMBOURG			1,657,427
NETHERLANDS — (2.4%)
	Arcadis NV	14,235	690,270
#*Ω	Basic-Fit NV	7,314	166,244
	BE Semiconductor Industries NV	13,968	1,512,786
#	Brembo NV	20,613	192,746
	Corbion NV	270	5,774
	IMCD NV	11,479	1,526,485
	Iveco Group NV	8,027	128,240
	Koninklijke Heijmans NV	536	27,453
	Nedap NV	1,373	94,804
	Pluxee NV	15,298	344,046
#	PostNL NV	30,014	30,645
	Qiagen NV	7,428	317,547
	Technip Energies NV	33,822	1,154,147
	TKH Group NV	6,408	253,181
TOTAL NETHERLANDS			6,444,368
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	219,495	75,638
	Briscoe Group Ltd.	6,337	15,894

35

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Channel Infrastructure NZ Ltd.	21,900	$24,724
	Freightways Group Ltd.	33,273	194,516
	Hallenstein Glasson Holdings Ltd.	11,317	48,882
*	Neuren Pharmaceuticals Ltd.	14,643	109,189
	NZME Ltd. (NZM NZ)	11,793	7,446
	NZX Ltd.	73,480	67,199
#	Restaurant Brands New Zealand Ltd.	7,481	14,669
	Scales Corp. Ltd.	17,987	44,439
	Skellerup Holdings Ltd.	60,070	150,673
	Summerset Group Holdings Ltd.	8,349	53,427
	TOWER Ltd.	42,265	33,327
*	Vista Group International Ltd.	10,959	23,065
	Vulcan Steel Ltd.	5,335	25,234
*	Warehouse Group Ltd.	17,853	8,684
TOTAL NEW ZEALAND			897,006
NORWAY — (1.0%)
	2020 Bulkers Ltd.	3,624	38,733
	ABG Sundal Collier Holding ASA	119,624	75,545
	AF Gruppen ASA	4,408	63,266
	Atea ASA	22,915	313,526
*	Bluenord ASA	2,815	161,262
	Bonheur ASA	580	13,430
	Borregaard ASA	14,230	244,839
	Bouvet ASA	23,439	180,891
*	DOF Group ASA	3,196	25,064
Ω	Elmera Group ASA	23,591	84,090
	Elopak ASA	24,411	99,663
Ω	Europris ASA	44,317	328,582
Ω	Kid ASA	9,010	126,590
	Kitron ASA	55,251	273,730
	Medistim ASA	4,290	66,268
Ω	Multiconsult ASA	5,352	97,823
	Norbit ASA	3,975	54,591
	Odfjell Technology Ltd.	4,019	15,991
*	OKEA ASA	6,412	10,099
#Ω	Okeanis Eco Tankers Corp.	2,766	64,679
	Protector Forsikring ASA	1,560	54,905
	Rana Gruber ASA	4,523	32,198
*	SATS ASA	16,092	58,134
		Shares	Value»
NORWAY — (Continued)
*	Solstad Offshore ASA	6,256	$22,839
	Veidekke ASA	23,783	357,862
TOTAL NORWAY			2,864,600
PORTUGAL — (0.4%)
#	Altri SGPS SA	16,971	116,779
	Banco Comercial Portugues SA, Class R	18,825	12,041
	CTT-Correios de Portugal SA	31,173	274,588
#	Mota-Engil SGPS SA	27,718	110,020
	Navigator Co. SA	60,736	230,491
	NOS SGPS SA	76,360	318,682
TOTAL PORTUGAL			1,062,601
SINGAPORE — (0.7%)
	Aztech Global Ltd.	45,500	18,475
	Delfi Ltd.	68,200	37,648
	DFI Retail Group Holdings Ltd.	65,600	165,584
	First Resources Ltd.	83,400	96,492
	Food Empire Holdings Ltd.	48,100	55,611
	Frencken Group Ltd.	61,200	47,540
	Grand Venture Technology Ltd.	19,100	10,753
	HRnetgroup Ltd.	67,400	35,835
	iFAST Corp. Ltd.	31,300	149,092
	Micro-Mechanics Holdings Ltd.	15,800	19,802
	Netlink NBN Trust	261,300	182,996
	Propnex Ltd.	98,100	78,892
	Q&M Dental Group Singapore Ltd.	87,720	19,486
	Raffles Medical Group Ltd.	223,700	173,183
*	Rex International Holding Ltd.	179,900	16,417
	Riverstone Holdings Ltd.	117,700	81,565
	SATS Ltd.	11,900	25,663
	Sheng Siong Group Ltd.	206,900	278,762
	StarHub Ltd.	158,800	142,339
*	Thomson Medical Group Ltd.	620,100	19,940
	UMS Integration Ltd.	197,175	163,052
	Vicom Ltd.	33,700	34,789
TOTAL SINGAPORE			1,853,916
SPAIN — (2.7%)
	Acciona SA	3,386	493,419

36

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Audax Renovables SA	30,608	$52,579
	Bankinter SA	44,079	513,473
	CIE Automotive SA	15,735	415,966
	Construcciones y Auxiliar de Ferrocarriles SA	3,367	164,572
*	Distribuidora Internacional de Alimentacion SA	1,732	44,767
*	eDreams ODIGEO SA	5,636	47,143
	Ence Energia y Celulosa SA	4,331	13,967
	Fluidra SA	9,547	221,028
Ω	Global Dominion Access SA	10,267	33,909
	Indra Sistemas SA	37,303	1,189,364
	Laboratorios Farmaceuticos Rovi SA	6,930	406,271
	Logista Integral SA	21,593	738,228
	Melia Hotels International SA	33,213	241,101
Ω	Prosegur Cash SA	118,184	102,830
	Renta 4 Banco SA	926	13,871
	Sacyr SA	170,308	624,712
*	Solaria Energia y Medio Ambiente SA	21,705	163,602
*	Tecnicas Reunidas SA	10,270	172,363
#	Tubacex SA	32,303	133,218
	Vidrala SA	6,016	655,731
	Viscofan SA	12,809	924,060
TOTAL SPAIN			7,366,174
SWEDEN — (2.6%)
#	AddLife AB, Class B	24,189	459,036
#	Addnode Group AB	31,624	272,257
	AQ Group AB	15,000	241,372
	Beijer Alma AB	8,618	179,270
	Bergman & Beving AB	3,825	116,127
	Betsson AB, Class B	5,880	102,836
	Bilia AB, Class A	17,266	216,090
	BioGaia AB, Class B	6,245	66,480
	BTS Group AB, Class B	498	11,961
	Bufab AB	8,404	347,362
	Cellavision AB	3,860	80,472
	Clas Ohlson AB, Class B	10,598	300,221
	CTT Systems AB	968	20,436
		Shares	Value»
SWEDEN — (Continued)
*	Dynavox Group AB	4,673	$42,312
#	Electrolux Professional AB, Class B	55,121	319,376
	Engcon AB	1,430	13,701
	Ework Group AB	2,192	33,070
#*	HMS Networks AB	3,208	143,796
#	Instalco AB	50,519	140,065
	INVISIO AB	8,775	352,672
	Lime Technologies AB	2,918	117,790
	Lindab International AB	57	1,198
*	Medcap AB	3,367	151,884
	Micro Systemation AB, Class B	3,597	18,390
#	MIPS AB	3,065	108,027
	Momentum Group AB	8,546	141,110
#Ω	Munters Group AB	15,736	201,394
#	NCAB Group AB	37,830	166,713
	NCC AB, Class B	4,373	81,414
	Nederman Holding AB	4,197	73,234
	Nolato AB, Class B	8,734	49,072
*	Norva24 Group AB	1,751	6,559
	Note AB	2,247	37,382
	OEM International AB, Class B	20,968	300,102
	Prevas AB, Class B	2,095	21,168
	Proact IT Group AB	6,525	78,056
	RaySearch Laboratories AB	7,143	193,412
	Rvrc Holding AB	12,708	65,941
Ω	Scandic Hotels Group AB	42,995	334,640
	SkiStar AB	9,997	173,139
	Synsam AB	20,537	104,495
	Systemair AB	21,801	186,695
*	TF Bank AB	750	27,594
	Troax Group AB	11,120	154,111
	Truecaller AB, Class B	46,868	352,703
	Vitec Software Group AB, Class B	8,760	400,253
	Volati AB	3,354	41,313
TOTAL SWEDEN			7,046,701
SWITZERLAND — (7.6%)
	Accelleron Industries AG (ACLN SW)	23,434	1,258,041
	APG SGA SA	377	101,716
*	Aryzta AG	312,750	784,427
	Avolta AG	12,335	562,078
	Belimo Holding AG	3,044	2,586,369

37

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Bossard Holding AG, Class A	1,719	$374,862
	Burckhardt Compression Holding AG	999	679,211
	Burkhalter Holding AG	191	28,414
	Cie Financiere Tradition SA	1,124	297,238
	Coltene Holding AG	468	35,502
	Daetwyler Holding AG	1,738	250,951
	dormakaba Holding AG	989	834,278
	Emmi AG	646	635,448
	Flughafen Zurich AG	447	112,636
Ω	Galenica AG	969	101,496
#	Georg Fischer AG	20,427	1,476,968
	Inficon Holding AG	5,830	618,609
	Interroll Holding AG	174	381,865
	Kardex Holding AG	2,288	576,400
	LEM Holding SA	126	105,144
Ω	Medacta Group SA	2,186	354,872
#	Mobilezone Holding AG	14,625	201,043
#	Orior AG	1,085	24,569
#	SFS Group AG	5,125	692,775
	Siegfried Holding AG	14,370	1,710,843
#	SIG Group AG	38,240	737,648
	SKAN Group AG	1,832	150,130
#	Softwareone Holding AG	11,538	79,868
#	Stadler Rail AG	6,729	177,491
	Sulzer AG	3,893	658,930
	Swissquote Group Holding SA	2,575	1,329,207
	Temenos AG	20,126	1,441,633
Ω	VAT Group AG	184	66,422
	VZ Holding AG	4,613	951,876
	Ypsomed Holding AG	1,069	455,467
TOTAL SWITZERLAND			20,834,427
UNITED KINGDOM — (11.5%)
	4imprint Group PLC	7,740	354,521
	AG Barr PLC	4,994	46,211
Ω	Airtel Africa PLC	41,661	95,341
	AJ Bell PLC	81,220	462,243
Ω	Alfa Financial Software Holdings PLC	29,356	87,278
*	AO World PLC	44,960	59,015
	Ashtead Technology Holdings PLC	16,300	108,699
	Babcock International Group PLC	197,394	2,126,483
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bloomsbury Publishing PLC	17,257	$137,315
	Burberry Group PLC	6,628	64,549
	Bytes Technology Group PLC (BYIT LN)	68,875	468,360
	Chemring Group PLC	19,598	104,680
	Clarkson PLC	6,119	268,951
	Coats Group PLC	431,804	418,170
	Computacenter PLC	24,476	791,642
	Cranswick PLC	15,010	1,038,855
	CVS Group PLC	21,271	305,701
	Domino's Pizza Group PLC	83,777	301,358
	Dr. Martens PLC	33,197	24,467
	Dunelm Group PLC	37,158	545,673
	Endeavour Mining PLC	10,102	273,690
	Energean PLC	41,424	490,736
	Entain PLC	48,672	416,093
	FDM Group Holdings PLC	26,704	79,908
	Foresight Group Holdings Ltd.	7,357	36,524
	Galliford Try Holdings PLC	15,138	78,749
	Games Workshop Group PLC	8,702	1,792,110
	Gamma Communications PLC	23,390	417,554
	Greggs PLC	32,833	817,377
	Harbour Energy PLC	89,330	182,567
	Hays PLC	153,725	146,854
	Hikma Pharmaceuticals PLC	38,301	1,014,959
	Hill & Smith PLC	23,052	554,176
	Hilton Food Group PLC	17,406	207,056
*	Hochschild Mining PLC	50,066	188,533
	Hollywood Bowl Group PLC	42,980	167,848
	Howden Joinery Group PLC	123,221	1,267,143
#	IDOX PLC	94,139	68,904
	IG Group Holdings PLC	48,290	688,276
	IMI PLC	56,929	1,351,085
	Inchcape PLC	100,016	896,202
*	Indivior PLC	23,853	270,677
	IntegraFin Holdings PLC	79,159	323,283

38

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	International Workplace Group PLC	220,696	$546,440
	J D Wetherspoon PLC	24,584	214,978
#	James Halstead PLC	93,307	191,174
	Johnson Service Group PLC	84,067	157,429
	Kainos Group PLC	26,868	261,547
	Keller Group PLC	5,340	101,685
	Kitwave Group PLC	2,849	11,332
	LSL Property Services PLC	13,847	51,626
Ω	Luceco PLC	32,411	59,931
	Man Group PLC	150,502	328,494
*	McBride PLC	35,139	67,548
	Me Group International PLC	62,186	168,012
	Mitie Group PLC	393,366	758,554
	MONY Group PLC	165,006	446,584
	Morgan Sindall Group PLC	6,631	313,443
	Mortgage Advice Bureau Holdings Ltd.	8,498	92,207
	Ninety One PLC	94,720	187,488
	Oxford Instruments PLC	5,595	123,097
	Pagegroup PLC	100,653	363,021
	Pan African Resources PLC	373,052	221,293
	PayPoint PLC	14,726	132,952
*	Pinewood Technologies Group PLC	9,169	44,260
	Polar Capital Holdings PLC	20,109	105,487
	QinetiQ Group PLC	84,863	446,684
	Record PLC	14,254	10,102
	Renew Holdings PLC	19,291	195,266
	Renold PLC	27,285	17,335
	Rightmove PLC	45,743	451,765
	Rotork PLC	221,063	900,117
	RS Group PLC	86,881	599,045
	Serco Group PLC	185,303	425,264
	Softcat PLC	32,618	728,510
*	Spirent Communications PLC	193,208	476,364
		Shares	Value»
UNITED KINGDOM — (Continued)
	SSP Group PLC	178,241	$353,018
	St. James's Place PLC	37,144	468,213
	SThree PLC	6,210	20,189
*	Strix Group PLC	36,615	22,701
*††	Studio Retail Group PLC	9,958	0
	Tatton Asset Management PLC	9,729	80,495
	Team Internet Group PLC	17,972	13,640
	Telecom Plus PLC	19,737	499,021
	Volex PLC	6,522	22,191
	Volution Group PLC	65,907	499,102
*Ω	Watches of Switzerland Group PLC	26,657	126,829
	WH Smith PLC	33,990	411,317
	Wickes Group PLC	71,296	181,224
	Wilmington PLC	4,671	23,001
	XPS Pensions Group PLC	23,245	119,202
TOTAL UNITED KINGDOM			31,578,993
UNITED STATES — (0.0%)
*	Coeur Mining, Inc.	24,214	134,386
TOTAL COMMON STOCKS			258,288,593
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	FUCHS SE, 2.506%	16,206	812,612
TOTAL INVESTMENT SECURITIES (Cost $210,474,820)			259,101,205

			Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§	The DFA Short Term Investment Fund	1,270,363	14,691,745
TOTAL INVESTMENTS — (100.0%)
(Cost $225,167,457)			$273,792,950

39

International Small Cap Growth Portfolio
CONTINUED
As of April 30, 2025, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	3	06/20/25	$843,495	$838,050	$(5,445)
Total Futures Contracts			$843,495	$838,050	$(5,445)
As of April 30, 2025, the value of Rule 144A securities amounted to $10,570,792 or 4.0% of net assets.
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$16,309,164	$35,281	$16,344,445
Austria	—	3,908,883	—	3,908,883
Belgium	$17,708	3,556,370	—	3,574,078
Canada	29,270,249	—	—	29,270,249
Denmark	—	7,665,059	—	7,665,059
Finland	—	8,071,754	—	8,071,754
France	29,641	12,177,536	—	12,207,177
Germany	—	15,242,680	—	15,242,680
Gibraltar	—	19,855	—	19,855
Hong Kong	—	3,506,109	—	3,506,109
Ireland	—	682,692	—	682,692
Israel	137,528	3,379,261	—	3,516,789
Italy	—	11,962,346	—	11,962,346
Japan	—	60,575,878	—	60,575,878
Luxembourg	—	1,657,427	—	1,657,427
Netherlands	317,547	6,126,821	—	6,444,368
New Zealand	—	897,006	—	897,006
Norway	—	2,864,600	—	2,864,600
Portugal	—	1,062,601	—	1,062,601
Singapore	19,940	1,833,976	—	1,853,916
Spain	—	7,366,174	—	7,366,174
Sweden	—	7,046,701	—	7,046,701
Switzerland	—	20,834,427	—	20,834,427
United Kingdom	273,690	31,305,303	—	31,578,993
United States	134,386	—	—	134,386
Preferred Stocks
Germany	—	812,612	—	812,612
Securities Lending Collateral	—	14,691,745	—	14,691,745
Total Investments in Securities	$30,200,689	$243,556,980	$35,281˂˃	$273,792,950
Financial Instruments
Liabilities
Futures Contracts**	(5,445)	—	—	(5,445)
Total Financial Instruments	$(5,445)	—	—	$(5,445)
** Valued at the unrealized appreciation/(depreciation) on the investment.

40

International Small Cap Growth Portfolio
CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
41

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	U.S. Large Cap Growth Portfolio*	U.S. Small Cap Growth Portfolio*	International Large Cap Growth Portfolio*	International Small Cap Growth Portfolio*
ASSETS:
Investment Securities at Value (including $27,637, $123,529, $45,931 and $23,673 of securities on loan, respectively)	$3,388,448	$1,386,752	$981,478	$259,101
Temporary Cash Investments at Value & Cost	31,235	1,157	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $28,206, $126,145, $46,309 and $14,693, respectively)	28,206	126,132	46,308	14,692
Foreign Currencies at Value	—	—	602	182
Cash	2,120	6,526	2,420	257
Receivables:
Investment Securities Sold	1,911	1,731	203	673
Dividends and Interest	2,832	207	4,706	1,561
Securities Lending Income	1	12	21	20
Fund Shares Sold	1,082	2,312	598	907
Prepaid Expenses and Other Assets	33	32	20	13
Total Assets	3,455,868	1,524,861	1,036,356	277,406
LIABILITIES:
Payables:
Upon Return of Securities Loaned	28,212	126,147	46,327	14,704
Investment Securities Purchased	2,217	—	1,277	—
Fund Shares Redeemed	2,828	1,115	279	108
Due to Advisor	406	310	177	79
Futures Margin Variation	196	—	—	5
Accrued Expenses and Other Liabilities	99	25	12	31
Total Liabilities	33,958	127,597	48,072	14,927
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,421,910	$1,397,264	$988,284	$262,479
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 92,154,358, 53,055,051, 55,829,215 and 16,154,085, respectively, $0.01 Par Value (1)	$37.13	$26.34	$17.70	$16.25
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Investment Securities at Cost	$2,035,082	$1,113,941	$704,956	$210,475
Foreign Currencies at Cost	$—	$—	$603	$182
NET ASSETS CONSIST OF:
Paid-In Capital	$1,896,111	$1,116,698	$753,155	$231,034
Total Distributable Earnings (Loss)	1,525,799	280,566	235,129	31,445
NET ASSETS	$3,421,910	$1,397,264	$988,284	$262,479

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
42

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	U.S. Large Cap Growth Portfolio	U.S. Small Cap Growth Portfolio	International Large Cap Growth Portfolio	International Small Cap Growth Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $2, $10, $1,220 and $325, respectively)	$22,035	$5,935	$10,350	$2,701
Dividend Income from Affiliates	225	1,669	687	221
Income from Securities Lending, Net	5	67	82	107
Total Investment Income	22,265	7,671	11,119	3,029
Fund Expenses
Investment Management Fees	2,653	2,014	1,045	490
Accounting & Transfer Agent Fees	310	108	75	23
Custodian Fees	20	13	30	22
Filing Fees	30	23	15	11
Shareholders' Reports	35	24	20	13
Directors’/Trustees’ Fees & Expenses	10	4	3	—
Professional Fees	19	7	6	2
Other	161	22	12	6
Total Fund Expenses	3,238	2,215	1,206	567
Fees Paid Indirectly (Note C)	—	—	20	—
Net Expenses	3,238	2,215	1,186	567
Net Investment Income (Loss)	19,027	5,456	9,933	2,462
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,801)	(18,608)	(8,726)	89
Affiliated Investment Companies Shares Sold	(5)	(2)	(4)	—
Futures	66	15	(78)	(41)
Foreign Currency Transactions	—	—	(58)	16
In-Kind Redemptions	184,767	50,264	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(252,302)	(145,618)	71,083	14,196
Affiliated Investment Companies Shares	—	(13)	(1)	(1)
Futures	76	—	22	10
Translation of Foreign Currency-Denominated Amounts	—	—	247	77
Net Realized and Unrealized Gain (Loss)	(71,199)	(113,962)	62,485	14,346
Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,172)	$(108,506)	$72,418	$16,808
See accompanying Notes to Financial Statements.
43

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Large Cap Growth Portfolio		U.S. Small Cap Growth Portfolio		International Large Cap Growth Portfolio		International Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,027	$41,587	$5,456	$8,682	$9,933	$15,200	$2,462	$5,490
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,801)	(20,278)	(18,608)	(24,654)	(8,726)	(1,708)	89	3,235
Affiliated Investment Companies Shares Sold	(5)	(3)	(2)	(17)	(4)	(7)	—	(1)
Futures	66	7,282	15	952	(78)	207	(41)	149
Foreign Currency Transactions	—	—	—	—	(58)	165	16	24
In-Kind Redemptions	184,767	598,596	50,264	86,585	—	508	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(252,302)	427,874	(145,618)	229,380	71,083	107,640	14,196	43,383
Affiliated Investment Companies Shares	—	—	(13)	2	(1)	1	(1)	—
Futures	76	1,034	—	—	22	(24)	10	(15)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	247	(4)	77	(4)
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,172)	1,056,092	(108,506)	300,930	72,418	121,978	16,808	52,261
Distributions:
Institutional Class Shares	(15,745)	(56,096)	(4,860)	(8,391)	(5,400)	(14,300)	(2,625)	(5,940)
Capital Share Transactions (1):
Shares Issued	632,023	1,570,849	389,588	596,453	116,610	321,484	17,233	32,777
Shares Issued in Lieu of Cash Distributions	15,627	55,699	4,683	8,140	5,387	14,237	2,593	5,861
Shares Redeemed	(719,029)	(1,775,872)	(255,200)	(369,024)	(84,186)	(115,572)	(30,609)	(58,932)
Net Increase (Decrease) from Capital Share Transactions	(71,379)	(149,324)	139,071	235,569	37,811	220,149	(10,783)	(20,294)
Total Increase (Decrease) in Net Assets	(139,296)	850,672	25,705	528,108	104,829	327,827	3,400	26,027
Net Assets
Beginning of Period	3,561,206	2,710,534	1,371,559	843,451	883,455	555,628	259,079	233,052
End of Period	$3,421,910	$3,561,206	$1,397,264	$1,371,559	$988,284	$883,455	$262,479	$259,079
(1) Shares Issued and Redeemed:
Shares Issued	16,235	45,700	13,459	22,530	7,024	19,477	1,127	2,181
Shares Issued in Lieu of Cash Distributions	410	1,651	166	306	324	858	170	388
Shares Redeemed	(18,407)	(51,470)	(8,832)	(13,929)	(5,063)	(7,089)	(2,005)	(3,901)
Net Increase (Decrease) from Shares Issued and Redeemed	(1,762)	(4,119)	4,793	8,907	2,285	13,246	(708)	(1,332)
See accompanying Notes to Financial Statements.
44

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$37.92	$27.65	$26.68	$32.74	$24.35	$22.13
Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.43	0.44	0.41	0.40	0.39
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.82)	10.42	2.67	(4.02)	8.37	2.41
Total from Investment Operations	(0.62)	10.85	3.11	(3.61)	8.77	2.80
Less Distributions:
Net Investment Income	(0.17)	(0.40)	(0.39)	(0.38)	(0.38)	(0.38)
Net Realized Gains	—	(0.18)	(1.75)	(2.07)	—	(0.20)
Total Distributions	(0.17)	(0.58)	(2.14)	(2.45)	(0.38)	(0.58)
Net Asset Value, End of Period	$37.13	$37.92	$27.65	$26.68	$32.74	$24.35
Total Return	(1.64%)(B)	39.51%	12.01%	(12.12%)	36.20%	12.89%
Net Assets, End of Period (thousands)	$3,421,910	$3,561,206	$2,710,534	$2,355,314	$2,942,457	$2,393,740
Ratio of Expenses to Average Net Assets	0.18%(C)	0.18%	0.18%	0.18%	0.18%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.18%(C)	0.18%	0.18%	0.18%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.08%(C)	1.25%	1.58%	1.43%	1.35%	1.69%
Portfolio Turnover Rate	6%(B)	11%	13%	13%	11%	20%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
45

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$28.42	$21.43	$22.21	$27.98	$18.67	$18.50
Income from Investment Operations (A)
Net Investment Income (Loss)	0.10	0.20	0.19	0.17	0.16	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.08)	6.98	(0.09)	(3.83)	9.30	0.27
Total from Investment Operations	(1.98)	7.18	0.10	(3.66)	9.46	0.39
Less Distributions:
Net Investment Income	(0.10)	(0.19)	(0.19)	(0.17)	(0.15)	(0.12)
Net Realized Gains	—	—	(0.69)	(1.94)	—	(0.10)
Total Distributions	(0.10)	(0.19)	(0.88)	(2.11)	(0.15)	(0.22)
Net Asset Value, End of Period	$26.34	$28.42	$21.43	$22.21	$27.98	$18.67
Total Return	(7.01%)(B)	33.58%	0.33%	(14.10%)	50.76%	2.23%
Net Assets, End of Period (thousands)	$1,397,264	$1,371,559	$843,451	$829,017	$984,629	$694,814
Ratio of Expenses to Average Net Assets	0.31%(C)	0.32%	0.32%	0.33%	0.37%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.31%(C)	0.32%	0.32%	0.33%	0.37%	0.38%
Ratio of Net Investment Income to Average Net Assets	0.76%(C)	0.75%	0.85%	0.74%	0.64%	0.68%
Portfolio Turnover Rate	10%(B)	16%	25%	30%	29%	32%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
46

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$16.50	$13.79	$12.57	$17.35	$13.40	$13.30
Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.33	0.31	0.38	0.31	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	1.13	2.68	1.21	(4.80)	3.93	0.09
Total from Investment Operations	1.30	3.01	1.52	(4.42)	4.24	0.32
Less Distributions:
Net Investment Income	(0.10)	(0.30)	(0.30)	(0.36)	(0.29)	(0.22)
Total Distributions	(0.10)	(0.30)	(0.30)	(0.36)	(0.29)	(0.22)
Net Asset Value, End of Period	$17.70	$16.50	$13.79	$12.57	$17.35	$13.40
Total Return	7.91%(B)	21.86%	11.97%	(25.63%)	31.77%	2.50%
Net Assets, End of Period (thousands)	$988,284	$883,455	$555,628	$522,908	$662,401	$523,019
Ratio of Expenses to Average Net Assets	0.26%(C)	0.27%	0.28%	0.29%	0.30%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26%(C)	0.27%	0.28%	0.29%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.19%(C)	2.01%	2.15%	2.55%	1.86%	1.78%
Portfolio Turnover Rate	7%(B)	14%	15%	17%	14%	17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
47

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$15.36	$12.81	$12.50	$20.04	$14.79	$14.23
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.31	0.29	0.33	0.27	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.91	2.58	0.31	(6.67)	5.23	0.62
Total from Investment Operations	1.05	2.89	0.60	(6.34)	5.50	0.81
Less Distributions:
Net Investment Income	(0.16)	(0.34)	(0.29)	(0.29)	(0.25)	(0.18)
Net Realized Gains	—	—	—	(0.91)	—	(0.07)
Total Distributions	(0.16)	(0.34)	(0.29)	(1.20)	(0.25)	(0.25)
Net Asset Value, End of Period	$16.25	$15.36	$12.81	$12.50	$20.04	$14.79
Total Return	6.89%(B)	22.62%	4.58%	(33.14%)	37.31%	5.75%
Net Assets, End of Period (thousands)	$262,479	$259,079	$233,052	$238,123	$267,467	$215,690
Ratio of Expenses to Average Net Assets	0.45%(C)	0.45%	0.48%	0.53%	0.55%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.45%(C)	0.45%	0.49%	0.53%	0.56%	0.58%
Ratio of Net Investment Income to Average Net Assets	1.96%(C)	2.06%	2.05%	2.10%	1.45%	1.35%
Portfolio Turnover Rate	9%(B)	23%	23%	32%	24%	34%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
48

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and two operational  portfolios as of April 30, 2025, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (collectively, the “Portfolios”),  are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “Domestic Equity Portfolios”) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including OTC securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be
49

used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated
50

as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.
For the six months ended April 30, 2025, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
U.S. Large Cap Growth Portfolio	0.15%
U.S. Small Cap Growth Portfolio	0.28%
International Large Cap Growth Portfolio	0.23%
International Small Cap Growth Portfolio	0.39%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class
51

of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2026, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.
During the six months ended April 30, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The Portfolios did not waive fees/assume expenses or recover previously waived fees/expenses assumed during the six months ended April 30, 2025, and have no previously waived fees/expenses assumed subject to future recovery by the Advisor. At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Large Cap Growth Portfolio	0.20%	—	—
U.S. Small Cap Growth Portfolio	0.40%	—	—
International Large Cap Growth Portfolio	0.30%	—	—
International Small Cap Growth Portfolio	0.52%	—	—
Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2025, expenses reduced were as follows (amount in thousands):
Fees Paid Indirectly
International Large Cap Growth Portfolio	$20
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2025, the total related amount paid by the Fund to the CCO was $100 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of April 30, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
U.S. Large Cap Growth Portfolio	$9
U.S. Small Cap Growth Portfolio	3
International Large Cap Growth Portfolio	2
International Small Cap Growth Portfolio	1

52

E. Purchases and Sales of Securities:
For the six months ended April 30, 2025, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):
	Other Investment Securities
	Purchases	Sales
U.S. Large Cap Growth Portfolio	$436,933	$204,753
U.S. Small Cap Growth Portfolio	350,641	137,627
International Large Cap Growth Portfolio	103,005	60,440
International Small Cap Growth Portfolio	21,907	30,518
There were no purchases or sales of long-term U.S. government securities.
For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments,  Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$83,471	$265,682	$320,942	$(5)	—	$28,206	2,439	$225	—
Total	$83,471	$265,682	$320,942	$(5)	—	$28,206		$225	—
U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$41,278	$398,365	$313,496	$(2)	$(13)	$126,132	10,906	$1,669	—
Total	$41,278	$398,365	$313,496	$(2)	$(13)	$126,132		$1,669	—
International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$26,267	$229,284	$209,238	$(4)	$(1)	$46,308	4,004	$687	—
Total	$26,267	$229,284	$209,238	$(4)	$(1)	$46,308		$687	—
International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$6,613	$49,158	$41,078	—	$(1)	$14,692	1,270	$221	—
Total	$6,613	$49,158	$41,078	—	$(1)	$14,692		$221	—
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
53

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio
2023	$37,370	$153,941	$191,311
2024	38,396	17,700	56,096
U.S. Small Cap Growth Portfolio
2023	7,163	25,673	32,836
2024	8,391	—	8,391
International Large Cap Growth Portfolio
2023	12,405	—	12,405
2024	14,300	—	14,300
International Small Cap Growth Portfolio
2023	5,268	—	5,268
2024	5,940	—	5,940

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio	$(3,327)	—	$(3,327)
U.S. Small Cap Growth Portfolio	(237)	—	(237)
International Large Cap Growth Portfolio	(419)	—	(419)
International Small Cap Growth Portfolio	(398)	—	(398)
54

As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Cap Growth Portfolio	—	—	$(11,967)	$1,605,687	$1,593,720
U.S. Small Cap Growth Portfolio	—	—	(25,491)	419,427	393,936
International Large Cap Growth Portfolio	$1,824	—	(38,637)	204,926	168,113
International Small Cap Growth Portfolio	1,753	—	(17,056)	32,568	17,265
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
U.S. Large Cap Growth Portfolio	$11,967
U.S. Small Cap Growth Portfolio	25,491
International Large Cap Growth Portfolio	38,637
International Small Cap Growth Portfolio	17,056
During the year ended October 31, 2024, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):
International Small Cap Growth Portfolio	$3,021

As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Growth Portfolio	$2,094,232	$1,370,506	$(17,140)	$1,353,366
U.S. Small Cap Growth Portfolio	1,240,246	345,815	(73,016)	272,799
International Large Cap Growth Portfolio	751,746	286,893	(10,372)	276,521
International Small Cap Growth Portfolio	227,076	67,401	(18,854)	48,547
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios
55

are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amounts in thousands):
Futures*
U.S. Large Cap Growth Portfolio	$24,262
U.S. Small Cap Growth Portfolio	—
International Large Cap Growth Portfolio	1,418
International Small Cap Growth Portfolio	682

*	Average Notional Value of futures contracts.
56

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2025 (amounts in thousands):
Liability Derivatives Value
	Total Value at April 30, 2025	Equity Contracts (1), *
U.S. Large Cap Growth Portfolio	$(196)	$(196)
International Small Cap Growth Portfolio	(5)	(5)

(1)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2025 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Cap Growth Portfolio	$66	$66
U.S. Small Cap Growth Portfolio	15	15*
International Large Cap Growth Portfolio	(78)	(78)*
International Small Cap Growth Portfolio	(41)	(41)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$76	$76
International Large Cap Growth Portfolio	22	22
International Small Cap Growth Portfolio	10	10

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2025, there were no futures contracts outstanding. During the six months ended April 30, 2025, the Portfolio had limited activity in futures contracts.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
57

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the six months ended April 30, 2025, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2025
U.S. Small Cap Growth Portfolio	5.15%	$3,395	7	$3	$8,291	—
International Large Cap Growth Portfolio	5.08%	826	1	—	826	—
International Small Cap Growth Portfolio	5.16%	135	16	—	338	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025, that each Portfolio’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2025.
I. Affiliated Trades:
Cross trades for the six months ended April 30, 2025, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.
For the six months ended April 30, 2025, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$34,214	$52,716	$(2,610)
U.S. Small Cap Growth Portfolio	27,066	59,566	(13,684)
International Large Cap Growth Portfolio	23,956	10,898	(1,524)
International Small Cap Growth Portfolio	6,072	9,497	168
58

J. Securities Lending:
As of April 30, 2025, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
International Large Cap Growth Portfolio	$1,744
International Small Cap Growth Portfolio	10,346

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio with securities on loan's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
59

L. In-Kind Redemptions:
During the six months ended April 30, 2025, the following Portfolios realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):
U.S. Large Cap Growth Portfolio	$184,767
U.S. Small Cap Growth Portfolio	50,264

M. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i)engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
N. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
O. Other:
As of April 30, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Cap Growth Portfolio	3	77%
U.S. Small Cap Growth Portfolio	2	59%
International Large Cap Growth Portfolio	3	72%
International Small Cap Growth Portfolio	4	87%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
60

P. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
During the six months ended April 30, 2025, the Portfolios' activity in the program was as follows (amounts in thousands, except shares):
	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
U.S. Large Cap Growth Portfolio	$67,557	1,731,353	$133
U.S. Small Cap Growth Portfolio	5,423	193,775	8
Q. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
61

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
62

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
63

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
64

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements.  For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors.  (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on November 1, 2024, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities.  The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
65

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
66

DFA-043025-011S

Semi-Annual Financial Statements &
Other Information
Six Months Ended: April 30, 2025 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2070 Target Date Retirement Income Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
(Unaudited)
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Footnotes
†	See Note B to Financial Statements.
Ɏ	Represents 7 Day subsidized yield as of April 30, 2025
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (14.2%)
U.S. Large Company Portfolio	113,101	$4,179,082
U.S. Core Equity 1 Portfolio	102,588	4,173,304
TOTAL DOMESTIC EQUITIES		8,352,386
INTERNATIONAL EQUITIES — (5.8%)
Large Cap International Portfolio	53,341	1,586,346
Emerging Markets Core Equity 2 Portfolio	42,336	1,000,826
International Core Equity 2 Portfolio	46,099	791,526
TOTAL INTERNATIONAL EQUITIES		3,378,698
FIXED INCOME (DOMESTIC) — (80.0%)
DFA Inflation-Protected Securities Portfolio	2,522,386	28,275,947
DFA One-Year Fixed Income Portfolio	1,820,653	18,643,484
TOTAL FIXED INCOME (DOMESTIC)		46,919,431
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $52,863,658)		$58,650,515
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$58,650,515	—	—	$58,650,515
Total Investments in Securities	$58,650,515	—	—	$58,650,515
See accompanying Notes to Financial Statements.
2

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (17.2%)
U.S. Large Company Portfolio	56,048	$2,070,987
U.S. Core Equity 1 Portfolio	50,676	2,061,484
TOTAL DOMESTIC EQUITIES		4,132,471
INTERNATIONAL EQUITIES — (7.1%)
Large Cap International Portfolio	26,908	800,243
Emerging Markets Core Equity 2 Portfolio	21,312	503,824
International Core Equity 2 Portfolio	23,370	401,262
TOTAL INTERNATIONAL EQUITIES		1,705,329
FIXED INCOME (DOMESTIC) — (75.7%)
DFA Inflation-Protected Securities Portfolio	1,601,691	17,954,960
DFA LTIP Portfolio	46,508	252,535
TOTAL FIXED INCOME (DOMESTIC)		18,207,495
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $21,017,834)		$24,045,295
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$24,045,295	—	—	$24,045,295
Total Investments in Securities	$24,045,295	—	—	$24,045,295
See accompanying Notes to Financial Statements.
3

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (17.3%)
U.S. Large Company Portfolio	157,438	$5,817,329
U.S. Core Equity 1 Portfolio	142,234	5,786,074
TOTAL DOMESTIC EQUITIES		11,603,403
INTERNATIONAL EQUITIES — (7.2%)
Large Cap International Portfolio	75,662	2,250,176
Emerging Markets Core Equity 2 Portfolio	60,171	1,422,456
International Core Equity 2 Portfolio	65,692	1,127,936
TOTAL INTERNATIONAL EQUITIES		4,800,568
FIXED INCOME (DOMESTIC) — (75.5%)
DFA Inflation-Protected Securities Portfolio	3,911,558	43,848,557
DFA LTIP Portfolio	1,242,250	6,745,419
TOTAL FIXED INCOME (DOMESTIC)		50,593,976
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $60,750,145)		$66,997,947
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$66,997,947	—	—	$66,997,947
Total Investments in Securities	$66,997,947	—	—	$66,997,947
See accompanying Notes to Financial Statements.
4

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (17.6%)
U.S. Large Company Portfolio	299,395	$11,062,660
U.S. Core Equity 1 Portfolio	270,535	11,005,371
TOTAL DOMESTIC EQUITIES		22,068,031
INTERNATIONAL EQUITIES — (7.3%)
Large Cap International Portfolio	142,815	4,247,327
Emerging Markets Core Equity 2 Portfolio	114,668	2,710,737
International Core Equity 2 Portfolio	123,713	2,124,158
TOTAL INTERNATIONAL EQUITIES		9,082,222
FIXED INCOME (DOMESTIC) — (75.1%)
DFA Inflation-Protected Securities Portfolio	6,332,405	70,986,255
DFA LTIP Portfolio	4,229,104	22,964,035
TOTAL FIXED INCOME (DOMESTIC)		93,950,290
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $114,581,343)		$125,100,543
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$125,100,543	—	—	$125,100,543
Total Investments in Securities	$125,100,543	—	—	$125,100,543
See accompanying Notes to Financial Statements.
5

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (26.9%)
U.S. Large Company Portfolio	605,532	$22,374,381
U.S. Core Equity 1 Portfolio	547,064	22,254,576
TOTAL DOMESTIC EQUITIES		44,628,957
INTERNATIONAL EQUITIES — (11.1%)
Large Cap International Portfolio	287,156	8,540,030
Emerging Markets Core Equity 2 Portfolio	232,155	5,488,135
International Core Equity 2 Portfolio	251,009	4,309,824
TOTAL INTERNATIONAL EQUITIES		18,337,989
FIXED INCOME (DOMESTIC) — (57.2%)
DFA LTIP Portfolio	8,959,996	48,652,781
DFA Inflation-Protected Securities Portfolio	4,134,419	46,346,837
TOTAL FIXED INCOME (DOMESTIC)		94,999,618
FIXED INCOME (INTERNATIONAL) — (4.8%)
DFA Short-Term Extended Quality Portfolio	384,359	4,020,391
DFA Two-Year Global Fixed Income Portfolio	407,482	4,017,777
TOTAL FIXED INCOME (INTERNATIONAL)		8,038,168
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $146,495,234)		$166,004,732
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.290% (Cost $31,044)	31,045	31,045
TOTAL INVESTMENTS — (100.0%) (Cost $146,526,278)		$166,035,777
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$166,004,732	—	—	$166,004,732
Temporary Cash Investments	31,045	—	—	31,045
Total Investments in Securities	$166,035,777	—	—	$166,035,777
See accompanying Notes to Financial Statements.
6

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (36.3%)
U.S. Large Company Portfolio	910,325	$33,636,507
U.S. Core Equity 1 Portfolio	824,754	33,551,011
TOTAL DOMESTIC EQUITIES		67,187,518
INTERNATIONAL EQUITIES — (15.0%)
Large Cap International Portfolio	438,722	13,047,582
Emerging Markets Core Equity 2 Portfolio	348,329	8,234,505
International Core Equity 2 Portfolio	380,074	6,525,876
TOTAL INTERNATIONAL EQUITIES		27,807,963
FIXED INCOME (DOMESTIC) — (38.6%)
DFA LTIP Portfolio	10,405,442	56,501,550
DFA Inflation-Protected Securities Portfolio	1,321,360	14,812,440
TOTAL FIXED INCOME (DOMESTIC)		71,313,990
FIXED INCOME (INTERNATIONAL) — (10.0%)
DFA Two-Year Global Fixed Income Portfolio	939,643	9,264,885
DFA Short-Term Extended Quality Portfolio	884,684	9,253,791
TOTAL FIXED INCOME (INTERNATIONAL)		18,518,676
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $157,308,707)		$184,828,147
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.290% (Cost $112,039)	112,039	112,039
TOTAL INVESTMENTS — (100.0%) (Cost $157,420,746)		$184,940,186
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$184,828,147	—	—	$184,828,147
Temporary Cash Investments	112,039	—	—	112,039
Total Investments in Securities	$184,940,186	—	—	$184,940,186
See accompanying Notes to Financial Statements.
7

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (46.0%)
U.S. Large Company Portfolio	1,203,371	$44,464,569
U.S. Core Equity 1 Portfolio	1,090,430	44,358,681
TOTAL DOMESTIC EQUITIES		88,823,250
INTERNATIONAL EQUITIES — (19.0%)
Large Cap International Portfolio	576,778	17,153,368
Emerging Markets Core Equity 2 Portfolio	463,031	10,946,045
International Core Equity 2 Portfolio	499,973	8,584,542
TOTAL INTERNATIONAL EQUITIES		36,683,955
FIXED INCOME (DOMESTIC) — (20.0%)
DFA LTIP Portfolio	7,107,931	38,596,067
FIXED INCOME (INTERNATIONAL) — (15.0%)
DFA Short-Term Extended Quality Portfolio	1,389,395	14,533,072
DFA Two-Year Global Fixed Income Portfolio	1,472,888	14,522,679
TOTAL FIXED INCOME (INTERNATIONAL)		29,055,751
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $148,792,694)		$193,159,023
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.290% (Cost $24,826)	24,826	24,826
TOTAL INVESTMENTS — (100.0%) (Cost $148,817,520)		$193,183,849
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$193,159,023	—	—	$193,159,023
Temporary Cash Investments	24,826	—	—	24,826
Total Investments in Securities	$193,183,849	—	—	$193,183,849
See accompanying Notes to Financial Statements.
8

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (55.4%)
U.S. Large Company Portfolio	1,442,817	$53,312,070
U.S. Core Equity 1 Portfolio	1,308,705	53,238,134
TOTAL DOMESTIC EQUITIES		106,550,204
INTERNATIONAL EQUITIES — (22.7%)
Large Cap International Portfolio	690,426	20,533,259
Emerging Markets Core Equity 2 Portfolio	545,100	12,886,167
International Core Equity 2 Portfolio	594,564	10,208,664
TOTAL INTERNATIONAL EQUITIES		43,628,090
FIXED INCOME (DOMESTIC) — (1.1%)
DFA LTIP Portfolio	397,093	2,156,214
FIXED INCOME (INTERNATIONAL) — (20.8%)
DFA Two-Year Global Fixed Income Portfolio	2,034,276	20,057,962
DFA Short-Term Extended Quality Portfolio	1,917,587	20,057,962
TOTAL FIXED INCOME (INTERNATIONAL)		40,115,924
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $143,516,506)		$192,450,432
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$192,450,432	—	—	$192,450,432
Total Investments in Securities	$192,450,432	—	—	$192,450,432
See accompanying Notes to Financial Statements.
9

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (64.9%)
U.S. Large Company Portfolio	1,476,299	$54,549,240
U.S. Core Equity 1 Portfolio	1,334,991	54,307,448
TOTAL DOMESTIC EQUITIES		108,856,688
INTERNATIONAL EQUITIES — (26.9%)
Large Cap International Portfolio	709,042	21,086,905
Emerging Markets Core Equity 2 Portfolio	570,537	13,487,500
International Core Equity 2 Portfolio	617,572	10,603,709
TOTAL INTERNATIONAL EQUITIES		45,178,114
FIXED INCOME (INTERNATIONAL) — (8.1%)
DFA Short-Term Extended Quality Portfolio	646,645	6,763,905
DFA Two-Year Global Fixed Income Portfolio	685,992	6,763,883
TOTAL FIXED INCOME (INTERNATIONAL)		13,527,788
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $122,329,826)		$167,562,590
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.290% (Cost $127,058)	127,058	127,058
TOTAL INVESTMENTS — (100.0%) (Cost $122,456,884)		$167,689,648
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$167,562,590	—	—	$167,562,590
Temporary Cash Investments	127,058	—	—	127,058
Total Investments in Securities	$167,689,648	—	—	$167,689,648
See accompanying Notes to Financial Statements.
10

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (67.2%)
U.S. Large Company Portfolio	1,045,025	$38,613,680
U.S. Core Equity 1 Portfolio	943,310	38,373,827
TOTAL DOMESTIC EQUITIES		76,987,507
INTERNATIONAL EQUITIES — (27.8%)
Large Cap International Portfolio	500,028	14,870,815
Emerging Markets Core Equity 2 Portfolio	401,391	9,488,887
International Core Equity 2 Portfolio	434,395	7,458,565
TOTAL INTERNATIONAL EQUITIES		31,818,267
FIXED INCOME (INTERNATIONAL) — (4.9%)
DFA Two-Year Global Fixed Income Portfolio	288,481	2,844,424
DFA Short-Term Extended Quality Portfolio	271,933	2,844,424
TOTAL FIXED INCOME (INTERNATIONAL)		5,688,848
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $89,009,412)		$114,494,622
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.290% (Cost $82,233)	82,233	82,233
TOTAL INVESTMENTS — (100.0%) (Cost $89,091,645)		$114,576,855
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$114,494,622	—	—	$114,494,622
Temporary Cash Investments	82,233	—	—	82,233
Total Investments in Securities	$114,576,855	—	—	$114,576,855
See accompanying Notes to Financial Statements.
11

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (67.2%)
U.S. Large Company Portfolio	856,125	$31,633,807
U.S. Core Equity 1 Portfolio	772,459	31,423,649
TOTAL DOMESTIC EQUITIES		63,057,456
INTERNATIONAL EQUITIES — (27.8%)
Large Cap International Portfolio	412,530	12,268,642
Emerging Markets Core Equity 2 Portfolio	328,777	7,772,273
International Core Equity 2 Portfolio	355,653	6,106,559
TOTAL INTERNATIONAL EQUITIES		26,147,474
FIXED INCOME (INTERNATIONAL) — (4.9%)
DFA Two-Year Global Fixed Income Portfolio	234,264	2,309,845
DFA Short-Term Extended Quality Portfolio	220,826	2,309,840
TOTAL FIXED INCOME (INTERNATIONAL)		4,619,685
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $73,145,886)		$93,824,615
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.290% (Cost $88,554)	88,554	88,554
TOTAL INVESTMENTS — (100.0%) (Cost $73,234,440)		$93,913,169
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$93,824,615	—	—	$93,824,615
Temporary Cash Investments	88,554	—	—	88,554
Total Investments in Securities	$93,913,169	—	—	$93,913,169
See accompanying Notes to Financial Statements.
12

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.5%)
DOMESTIC EQUITIES — (67.0%)
U.S. Large Company Portfolio	296,924	$10,971,320
U.S. Core Equity 1 Portfolio	269,328	10,956,260
TOTAL DOMESTIC EQUITIES		21,927,580
INTERNATIONAL EQUITIES — (27.5%)
Large Cap International Portfolio	141,863	4,219,013
Emerging Markets Core Equity 2 Portfolio	113,869	2,691,850
International Core Equity 2 Portfolio	122,868	2,109,648
TOTAL INTERNATIONAL EQUITIES		9,020,511
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Two-Year Global Fixed Income Portfolio	82,506	813,514
DFA Short-Term Extended Quality Portfolio	77,774	813,514
TOTAL FIXED INCOME (INTERNATIONAL)		1,627,028
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $29,395,704)		$32,575,119
TEMPORARY CASH INVESTMENTS — (0.5%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.290% (Cost $155,184)	155,184	155,184
TOTAL INVESTMENTS — (100.0%) (Cost $29,550,888)		$32,730,303
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$32,575,119	—	—	$32,575,119
Temporary Cash Investments	155,184	—	—	155,184
Total Investments in Securities	$32,730,303	—	—	$32,730,303
See accompanying Notes to Financial Statements.
13

Dimensional 2070 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (94.4%)
DOMESTIC EQUITIES — (62.2%)
U.S. Core Equity 1 Portfolio	81	$3,283
U.S. Large Company Portfolio	86	3,195
TOTAL DOMESTIC EQUITIES		6,478
INTERNATIONAL EQUITIES — (27.1%)
Large Cap International Portfolio	43	1,279
Emerging Markets Core Equity 2 Portfolio	36	860
International Core Equity 2 Portfolio	40	680
TOTAL INTERNATIONAL EQUITIES		2,819
FIXED INCOME (INTERNATIONAL) — (5.1%)
DFA Two-Year Global Fixed Income Portfolio	27	268
DFA Short-Term Extended Quality Portfolio	26	268
TOTAL FIXED INCOME (INTERNATIONAL)		536
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $9,978)		$9,833
TEMPORARY CASH INVESTMENTS — (5.6%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.290% (Cost $579)	579	579
TOTAL INVESTMENTS — (100.0%) (Cost $10,557)		$10,412
Summary of the Portfolio's investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$9,833	—	—	$9,833
Temporary Cash Investments	579	—	—	579
Total Investments in Securities	$10,412	—	—	$10,412
See accompanying Notes to Financial Statements.
14

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	Dimensional Retirement Income Fund+	Dimensional 2015 Target Date Retirement Income Fund+	Dimensional 2020 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$58,651	$24,045	$66,998
Receivables:
Affiliated Investment Companies Sold	31	26	55
Fund Shares Sold	21	13	43
Due from Advisor	—	2	—
Prepaid Expenses and Other Assets	9	8	8
Total Assets	58,712	24,094	67,104
LIABILITIES:
Payables:
Due to Custodian	5	20	—
Fund Shares Redeemed	244	—	1
Line of Credit	—	—	18
Accrued Expenses and Other Liabilities	6	4	12
Total Liabilities	255	24	31
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$58,457	$24,070	$67,073
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 5,029,124, 2,159,048 and 6,067,768, respectively, $0.01 Par Value (1)	$11.62	$11.15	$11.05
(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000
Investments in Affiliated Investment Companies at Cost	$52,864	$21,018	$60,750
NET ASSETS CONSIST OF:
Paid-In Capital	$58,234	$21,425	$63,634
Total Distributable Earnings (Loss)	223	2,645	3,439
NET ASSETS	$58,457	$24,070	$67,073

+
See Note C to the Financial Statements for additional information about the Due from Advisor receivable.
See accompanying Notes to Financial Statements.
15

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	Dimensional 2025 Target Date Retirement Income Fund+	Dimensional 2030 Target Date Retirement Income Fund+	Dimensional 2035 Target Date Retirement Income Fund+	Dimensional 2040 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$125,101	$166,005	$184,828	$193,159
Temporary Cash Investments at Value & Cost	—	31	112	25
Receivables:
Affiliated Investment Companies Sold	625	—	—	—
Dividends and Interest	—	—	—	1
Fund Shares Sold	135	197	325	398
Prepaid Expenses and Other Assets	9	8	9	8
Total Assets	125,870	166,241	185,274	193,591
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	—	—	14	—
Fund Shares Redeemed	16	26	13	129
Line of Credit	557	—	—	—
Accrued Expenses and Other Liabilities	15	16	15	12
Total Liabilities	588	42	42	141
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$125,282	$166,199	$185,232	$193,450
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 11,312,675, 14,024,019, 13,873,267 and 12,422,111, respectively, $0.01 Par Value (1)	$11.07	$11.85	$13.35	$15.57
(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000
Investments in Affiliated Investment Companies at Cost	$114,581	$146,495	$157,309	$148,793
NET ASSETS CONSIST OF:
Paid-In Capital	$124,454	$161,900	$165,525	$154,200
Total Distributable Earnings (Loss)	828	4,299	19,707	39,250
NET ASSETS	$125,282	$166,199	$185,232	$193,450

+
See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.
See accompanying Notes to Financial Statements.
16

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

	Dimensional 2045 Target Date Retirement Income Fund+	Dimensional 2050 Target Date Retirement Income Fund+	Dimensional 2055 Target Date Retirement Income Fund+	Dimensional 2060 Target Date Retirement Income Fund+	Dimensional 2065 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$192,450	$167,563	$114,495	$93,825	$32,575
Temporary Cash Investments at Value & Cost	—	127	82	89	155
Receivables:
Affiliated Investment Companies Sold	744	—	—	—	—
Dividends and Interest	1	1	1	1	—
Fund Shares Sold	581	381	399	554	147
Due from Advisor	—	—	—	—	2
Prepaid Expenses and Other Assets	8	9	8	8	11
Total Assets	193,784	168,081	114,985	94,477	32,890
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	—	45	28	46	151
Fund Shares Redeemed	22	20	82	50	18
Due to Advisor	—	—	2	1	—
Line of Credit	645	—	—	—	—
Accrued Expenses and Other Liabilities	10	7	4	4	1
Total Liabilities	677	72	116	101	170
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$193,107	$168,009	$114,869	$94,376	$32,720
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 10,581,507, 8,961,512, 5,996,932, 4,894,685 and 2,251,012, respectively, $0.01 Par Value (1)	$18.25	$18.75	$19.15	$19.28	$14.54
(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000
Investments in Affiliated Investment Companies at Cost	$143,517	$122,330	$89,009	$73,146	$29,396
NET ASSETS CONSIST OF:
Paid-In Capital	$146,601	$125,199	$90,975	$75,416	$29,595
Total Distributable Earnings (Loss)	46,506	42,810	23,894	18,960	3,125
NET ASSETS	$193,107	$168,009	$114,869	$94,376	$32,720

+
See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.
See accompanying Notes to Financial Statements.
17

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025
(Unaudited)
(Amounts in thousands, except share and per share amounts)

Dimensional 2070 Target Date Retirement Income Fund
ASSETS:
Investments in Affiliated Investment Companies at Value	$10
Temporary Cash Investments at Value & Cost	1
Total Assets	11
LIABILITIES:
Payables:
Accrued Expenses and Other Liabilities	1
Total Liabilities	1
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$10
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 1,001	$9.83
(1) NUMBER OF SHARES AUTHORIZED	800,000,000
Investments in Affiliated Investment Companies at Cost	$10
NET ASSETS CONSIST OF:
Paid-In Capital	$10
NET ASSETS	$10
See accompanying Notes to Financial Statements.
18

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	Dimensional Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund	Dimensional 2020 Target Date Retirement Income Fund
Investment Income
Dividends	$2	—	$1
Dividend Income from Affiliates	665	$241	707
Total Investment Income	667	241	708
Expenses
Accounting & Transfer Agent Fees	5	3	4
Custodian Fees	1	—	1
Filing Fees	22	10	11
Shareholders' Reports	4	3	4
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1
Other	3	3	5
Total Expenses	35	19	26
Fees Waived, Expenses Reimbursed by Advisor (Note C)	20	11	5
Net Expenses	15	8	21
Net Investment Income (Loss)	652	233	687
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	1	1	2
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(171)	274	460
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	643	83	(130)
Net Realized and Unrealized Gain (Loss)	473	358	332
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,125	$591	$1,019
See accompanying Notes to Financial Statements.
19

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
Investment Income
Dividends	$2	$2	$3	$3
Dividend Income from Affiliates	1,500	2,309	2,491	2,441
Total Investment Income	1,502	2,311	2,494	2,444
Expenses
Accounting & Transfer Agent Fees	6	7	7	9
Custodian Fees	1	1	1	—
Filing Fees	10	10	10	10
Shareholders' Reports	4	4	4	4
Other	9	8	6	6
Total Expenses	30	30	28	29
Net Expenses	30	30	28	29
Net Investment Income (Loss)	1,472	2,281	2,466	2,415
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	4	9	12	16
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(1,958)	(639)	(140)	(1,076)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,285	(2,953)	(4,935)	(3,008)
Net Realized and Unrealized Gain (Loss)	(669)	(3,583)	(5,063)	(4,068)
Net Increase (Decrease) in Net Assets Resulting from Operations	$803	$(1,302)	$(2,597)	$(1,653)
See accompanying Notes to Financial Statements.
20

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

	Dimensional 2045 Target Date Retirement Income Fund	Dimensional 2050 Target Date Retirement Income Fund	Dimensional 2055 Target Date Retirement Income Fund	Dimensional 2060 Target Date Retirement Income Fund	Dimensional 2065 Target Date Retirement Income Fund
Investment Income
Dividends	$5	$4	$3	$3	$2
Dividend Income from Affiliates	1,997	1,491	957	780	245
Total Investment Income	2,002	1,495	960	783	247
Expenses
Accounting & Transfer Agent Fees	8	7	5	5	2
Custodian Fees	1	1	1	1	1
Filing Fees	10	10	9	9	9
Shareholders' Reports	4	4	4	4	4
Previously Waived Fees Recovered by Advisor (Note C)	—	—	11	6	—
Other	4	4	3	4	2
Total Expenses	27	26	33	29	18
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	1	9
Net Expenses	27	26	33	28	9
Net Investment Income (Loss)	1,975	1,469	927	755	238
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	18	18	13	10	3
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	142	(127)	(83)	(79)	(28)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(1,699)	(1,677)	(1,299)	(1,055)	(426)
Net Realized and Unrealized Gain (Loss)	(1,539)	(1,786)	(1,369)	(1,124)	(451)
Net Increase (Decrease) in Net Assets Resulting from Operations	$436	$(317)	$(442)	$(369)	$(213)
See accompanying Notes to Financial Statements.
21

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025
(Unaudited)
(Amounts in thousands)

Dimensional 2070 Target Date Retirement Income FundƱ
Investment Income
Dividend Income from Affiliates	—
Total Investment Income	—
Expenses
Custodian Fees	1
Total Expenses	1
Fees Waived, Expenses Reimbursed by Advisor (Note C)	1
Net Expenses	—
Net Investment Income (Loss)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$—

Ʊ
The Portfolio commenced operations on January 02, 2025.
See accompanying Notes to Financial Statements.
22

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$652	$2,207	$233	$811
Capital Gain Distributions Received from Affiliated Investment Companies	1	145	1	75
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(171)	(345)	274	860
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	643	5,806	83	2,242
Net Increase (Decrease) in Net Assets Resulting from Operations	1,125	7,813	591	3,988
Distributions:
Institutional Class Shares	(629)	(2,168)	(786)	(1,098)
Capital Share Transactions (1):
Shares Issued	11,884	11,960	1,102	3,020
Shares Issued in Reorganization	10,685	—	—	—
Shares Issued in Lieu of Cash Distributions	629	2,166	786	1,098
Shares Redeemed	(10,895)	(43,909)	(5,299)	(9,191)
Net Increase (Decrease) from Capital Share Transactions	12,303	(29,783)	(3,411)	(5,073)
Total Increase (Decrease) in Net Assets	12,799	(24,138)	(3,606)	(2,183)
Net Assets
Beginning of Period	45,658	69,796	27,676	29,859
End of Period	$58,457	$45,658	$24,070	$27,676
(1) Shares Issued and Redeemed:
Shares Issued	1,029	1,062	99	272
Shares Issued in Reorganization	920	—	—	—
Shares Issued in Lieu of Cash Distributions	54	192	71	101
Shares Redeemed	(942)	(3,866)	(478)	(843)
Net Increase (Decrease) from Shares Issued and Redeemed	1,061	(2,612)	(308)	(470)
See accompanying Notes to Financial Statements.
23

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional 2020 Target Date Retirement Income Fund		Dimensional 2025 Target Date Retirement Income Fund		Dimensional 2030 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$687	$2,500	$1,472	$5,064	$2,281	$6,446
Capital Gain Distributions Received from Affiliated Investment Companies	2	225	4	444	9	778
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	460	1,203	(1,958)	1,260	(639)	407
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(130)	8,268	1,285	17,235	(2,953)	27,266
Net Increase (Decrease) in Net Assets Resulting from Operations	1,019	12,196	803	24,003	(1,302)	34,897
Distributions:
Institutional Class Shares	(1,777)	(2,631)	(3,671)	(6,430)	(7,739)	(7,517)
Capital Share Transactions (1):
Shares Issued	2,895	6,885	13,442	29,431	16,626	48,496
Shares Issued in Lieu of Cash Distributions	1,777	2,631	3,671	6,430	7,738	7,515
Shares Redeemed	(10,261)	(31,558)	(36,961)	(55,008)	(42,667)	(66,090)
Net Increase (Decrease) from Capital Share Transactions	(5,589)	(22,042)	(19,848)	(19,147)	(18,303)	(10,079)
Total Increase (Decrease) in Net Assets	(6,347)	(12,477)	(22,716)	(1,574)	(27,344)	17,301
Net Assets
Beginning of Period	73,420	85,897	147,998	149,572	193,543	176,242
End of Period	$67,073	$73,420	$125,282	$147,998	$166,199	$193,543
(1) Shares Issued and Redeemed:
Shares Issued	263	630	1,212	2,668	1,385	4,025
Shares Issued in Lieu of Cash Distributions	162	242	331	586	642	624
Shares Redeemed	(931)	(2,893)	(3,338)	(4,986)	(3,556)	(5,481)
Net Increase (Decrease) from Shares Issued and Redeemed	(506)	(2,021)	(1,795)	(1,732)	(1,529)	(832)
See accompanying Notes to Financial Statements.
24

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional 2035 Target Date Retirement Income Fund		Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,466	$6,014	$2,415	$5,176	$1,975	$3,970
Capital Gain Distributions Received from Affiliated Investment Companies	12	962	16	1,104	18	1,213
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(140)	665	(1,076)	(42)	142	942
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(4,935)	29,960	(3,008)	32,244	(1,699)	32,845
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,597)	37,601	(1,653)	38,482	436	38,970
Distributions:
Institutional Class Shares	(5,099)	(7,333)	(4,028)	(6,866)	(3,859)	(5,818)
Capital Share Transactions (1):
Shares Issued	19,321	42,925	23,283	55,167	28,872	53,676
Shares Issued in Lieu of Cash Distributions	5,099	7,333	4,024	6,859	3,856	5,816
Shares Redeemed	(24,583)	(51,430)	(31,622)	(38,103)	(21,573)	(44,967)
Net Increase (Decrease) from Capital Share Transactions	(163)	(1,172)	(4,315)	23,923	11,155	14,525
Total Increase (Decrease) in Net Assets	(7,859)	29,096	(9,996)	55,539	7,732	47,677
Net Assets
Beginning of Period	193,091	163,995	203,446	147,907	185,375	137,698
End of Period	$185,232	$193,091	$193,450	$203,446	$193,107	$185,375
(1) Shares Issued and Redeemed:
Shares Issued	1,417	3,201	1,471	3,622	1,558	3,067
Shares Issued in Lieu of Cash Distributions	372	551	251	455	205	340
Shares Redeemed	(1,816)	(3,831)	(2,007)	(2,500)	(1,161)	(2,547)
Net Increase (Decrease) from Shares Issued and Redeemed	(27)	(79)	(285)	1,577	602	860
See accompanying Notes to Financial Statements.
25

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional 2050 Target Date Retirement Income Fund		Dimensional 2055 Target Date Retirement Income Fund		Dimensional 2060 Target Date Retirement Income Fund		Dimensional 2065 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,469	$2,794	$927	$1,788	$755	$1,432	$238	$373
Capital Gain Distributions Received from Affiliated Investment Companies	18	1,094	13	701	10	554	3	117
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(127)	68	(83)	39	(79)	19	(28)	(15)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(1,677)	30,845	(1,299)	20,180	(1,055)	15,893	(426)	3,698
Net Increase (Decrease) in Net Assets Resulting from Operations	(317)	34,801	(442)	22,708	(369)	17,898	(213)	4,173
Distributions:
Institutional Class Shares	(2,553)	(4,397)	(1,631)	(2,672)	(1,291)	(2,161)	(334)	(350)
Capital Share Transactions (1):
Shares Issued	24,348	51,657	21,204	40,302	19,239	35,244	11,721	15,838
Shares Issued in Lieu of Cash Distributions	2,552	4,397	1,631	2,672	1,291	2,161	334	350
Shares Redeemed	(18,822)	(29,198)	(13,249)	(22,600)	(11,375)	(18,763)	(4,106)	(4,370)
Net Increase (Decrease) from Capital Share Transactions	8,078	26,856	9,586	20,374	9,155	18,642	7,949	11,818
Total Increase (Decrease) in Net Assets	5,208	57,260	7,513	40,410	7,495	34,379	7,402	15,641
Net Assets
Beginning of Period	162,801	105,541	107,356	66,946	86,881	52,502	25,318	9,677
End of Period	$168,009	$162,801	$114,869	$107,356	$94,376	$86,881	$32,720	$25,318
(1) Shares Issued and Redeemed:
Shares Issued	1,273	2,906	1,082	2,215	975	1,921	787	1,159
Shares Issued in Lieu of Cash Distributions	131	254	82	151	65	121	22	25
Shares Redeemed	(991)	(1,646)	(679)	(1,229)	(579)	(1,016)	(276)	(312)
Net Increase (Decrease) from Shares Issued and Redeemed	413	1,514	485	1,137	461	1,026	533	872
See accompanying Notes to Financial Statements.
26

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

Dimensional 2070 Target Date Retirement Income Fund
Period Jan 02, 2025Ʊ to Apr 30, 2025
(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	—
Capital Share Transactions (1):
Shares Issued	10
Net Increase (Decrease) from Capital Share Transactions	10
Total Increase (Decrease) in Net Assets	10
Net Assets
Beginning of Period	—
End of Period	$10
(1) Shares Issued and Redeemed:
Shares Issued	1
Net Increase (Decrease) from Shares Issued and Redeemed	1
See accompanying Notes to Financial Statements.
27

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$11.51	$10.61	$10.57	$12.24	$11.36	$10.83
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.38	0.30	0.51	0.31	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	0.11	0.90	0.06	(1.67)	0.89	0.53
Total from Investment Operations	0.25	1.28	0.36	(1.16)	1.20	0.66
Less Distributions:
Net Investment Income	(0.14)	(0.38)	(0.29)	(0.48)	(0.28)	(0.12)
Net Realized Gains	—	—	(0.03)	(0.03)	(0.04)	(0.01)
Total Distributions	(0.14)	(0.38)	(0.32)	(0.51)	(0.32)	(0.13)
Net Asset Value, End of Period	$11.62	$11.51	$10.61	$10.57	$12.24	$11.36
Total Return	2.20%(B)	12.17%	3.39%	(9.59%)	10.60%	6.19%
Net Assets, End of Period (thousands)	$58,457	$45,658	$69,796	$87,883	$72,386	$34,812
Ratio of Expenses to Average Net Assets *(C)	0.18%(D)	0.18%	0.19%	0.19%	0.20%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.26%(D)	0.22%	0.22%	0.19%	0.25%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.53%(D)	3.42%	2.75%	4.43%	2.59%	1.14%
Portfolio Turnover Rate	15%(B)	16%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%(D)	0.12%	0.13%	0.13%	0.14%	0.16%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
28

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2015 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$11.22	$10.17	$10.31	$13.18	$12.20	$11.28
Income from Investment Operations (A)
Net Investment Income (Loss)	0.10	0.31	0.31	0.72	0.47	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16	1.16	(0.14)	(2.55)	1.27	0.93
Total from Investment Operations	0.26	1.47	0.17	(1.83)	1.74	1.07
Less Distributions:
Net Investment Income	(0.10)	(0.31)	(0.31)	(0.74)	(0.46)	(0.14)
Net Realized Gains	(0.23)	(0.11)	—	(0.30)	(0.30)	(0.01)
Total Distributions	(0.33)	(0.42)	(0.31)	(1.04)	(0.76)	(0.15)
Net Asset Value, End of Period	$11.15	$11.22	$10.17	$10.31	$13.18	$12.20
Total Return	2.33%(B)	14.61%	1.58%	(14.53%)	14.68%	9.58%
Net Assets, End of Period (thousands)	$24,070	$27,676	$29,859	$33,536	$45,672	$41,450
Ratio of Expenses to Average Net Assets *(C)	0.17%(D)	0.17%	0.17%	0.17%	0.18%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.26%(D)	0.26%	0.24%	0.19%	0.25%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.79%(D)	2.84%	2.89%	6.02%	3.69%	1.23%
Portfolio Turnover Rate	3%(B)	12%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11%(D)	0.11%	0.11%	0.11%	0.12%	0.13%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
29

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2020 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$11.17	$9.99	$10.35	$13.80	$12.66	$11.60
Income from Investment Operations (A)
Net Investment Income (Loss)	0.11	0.33	0.32	0.76	0.48	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.05	1.20	(0.29)	(3.01)	1.35	1.12
Total from Investment Operations	0.16	1.53	0.03	(2.25)	1.83	1.27
Less Distributions:
Net Investment Income	(0.11)	(0.33)	(0.32)	(0.76)	(0.48)	(0.15)
Net Realized Gains	(0.17)	(0.02)	(0.07)	(0.44)	(0.21)	(0.06)
Total Distributions	(0.28)	(0.35)	(0.39)	(1.20)	(0.69)	(0.21)
Net Asset Value, End of Period	$11.05	$11.17	$9.99	$10.35	$13.80	$12.66
Total Return	1.44%(B)	15.43%	0.18%	(17.18%)	14.83%	11.11%
Net Assets, End of Period (thousands)	$67,073	$73,420	$85,897	$100,847	$131,477	$125,810
Ratio of Expenses to Average Net Assets *(C)	0.18%(D)	0.18%	0.19%	0.19%	0.19%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.19%(D)	0.20%	0.20%	0.18%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.97%(D)	3.06%	3.00%	6.20%	3.60%	1.27%
Portfolio Turnover Rate	3%(B)	7%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%(D)	0.12%	0.13%	0.13%	0.13%	0.14%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
30

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2025 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$11.29	$10.08	$10.60	$14.79	$13.23	$12.08
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.36	0.34	0.74	0.46	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	1.31	(0.37)	(3.56)	1.88	1.18
Total from Investment Operations	0.08	1.67	(0.03)	(2.82)	2.34	1.36
Less Distributions:
Net Investment Income	(0.12)	(0.36)	(0.34)	(0.72)	(0.46)	(0.18)
Net Realized Gains	(0.18)	(0.10)	(0.15)	(0.65)	(0.32)	(0.03)
Total Distributions	(0.30)	(0.46)	(0.49)	(1.37)	(0.78)	(0.21)
Net Asset Value, End of Period	$11.07	$11.29	$10.08	$10.60	$14.79	$13.23
Total Return	0.68%(B)	16.68%	(0.51%)	(20.29%)	18.13%	11.36%
Net Assets, End of Period (thousands)	$125,282	$147,998	$149,572	$162,613	$184,318	$167,857
Ratio of Expenses to Average Net Assets *(C)	0.16%(D)	0.16%	0.18%	0.18%	0.19%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.16%(D)	0.16%	0.18%	0.18%	0.20%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.19%(D)	3.28%	3.12%	5.77%	3.25%	1.44%
Portfolio Turnover Rate	7%(B)	14%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%(D)	0.12%	0.12%	0.13%	0.13%	0.15%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
31

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2030 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$12.44	$10.76	$11.23	$15.61	$13.44	$12.37
Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.40	0.36	0.63	0.41	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.23)	1.75	(0.32)	(3.87)	2.52	1.11
Total from Investment Operations	(0.08)	2.15	0.04	(3.24)	2.93	1.32
Less Distributions:
Net Investment Income	(0.15)	(0.40)	(0.35)	(0.62)	(0.40)	(0.20)
Net Realized Gains	(0.36)	(0.07)	(0.16)	(0.52)	(0.36)	(0.05)
Total Distributions	(0.51)	(0.47)	(0.51)	(1.14)	(0.76)	(0.25)
Net Asset Value, End of Period	$11.85	$12.44	$10.76	$11.23	$15.61	$13.44
Total Return	(0.70%)(B)	20.18%	0.07%	(21.74%)	22.29%	10.80%
Net Assets, End of Period (thousands)	$166,199	$193,543	$176,242	$164,659	$190,639	$146,402
Ratio of Expenses to Average Net Assets *(C)	0.17%(D)	0.17%	0.18%	0.20%	0.21%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.17%(D)	0.17%	0.18%	0.20%	0.22%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.54%(D)	3.32%	3.07%	4.71%	2.76%	1.61%
Portfolio Turnover Rate	4%(B)	17%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13%(D)	0.14%	0.14%	0.14%	0.15%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
32

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2035 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$13.89	$11.73	$12.03	$16.02	$13.20	$12.45
Income from Investment Operations (A)
Net Investment Income (Loss)	0.18	0.43	0.35	0.51	0.33	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.36)	2.26	(0.08)	(3.72)	3.08	0.78
Total from Investment Operations	(0.18)	2.69	0.27	(3.21)	3.41	1.01
Less Distributions:
Net Investment Income	(0.17)	(0.42)	(0.34)	(0.49)	(0.32)	(0.22)
Net Realized Gains	(0.19)	(0.11)	(0.23)	(0.29)	(0.27)	(0.04)
Total Distributions	(0.36)	(0.53)	(0.57)	(0.78)	(0.59)	(0.26)
Net Asset Value, End of Period	$13.35	$13.89	$11.73	$12.03	$16.02	$13.20
Total Return	(1.31%)(B)	23.16%	2.09%	(20.61%)	26.31%	8.23%
Net Assets, End of Period (thousands)	$185,232	$193,091	$163,995	$150,963	$161,715	$115,093
Ratio of Expenses to Average Net Assets *(C)	0.17%(D)	0.18%	0.20%	0.21%	0.22%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.17%(D)	0.18%	0.20%	0.21%	0.23%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.60%(D)	3.21%	2.82%	3.62%	2.17%	1.78%
Portfolio Turnover Rate	6%(B)	16%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.14%(D)	0.15%	0.15%	0.15%	0.16%	0.19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
33

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2040 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$16.01	$13.29	$13.08	$16.27	$12.90	$12.65
Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.43	0.34	0.34	0.24	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.31)	2.88	0.44	(2.97)	3.60	0.27
Total from Investment Operations	(0.12)	3.31	0.78	(2.63)	3.84	0.51
Less Distributions:
Net Investment Income	(0.20)	(0.42)	(0.32)	(0.33)	(0.23)	(0.23)
Net Realized Gains	(0.12)	(0.17)	(0.25)	(0.23)	(0.24)	(0.03)
Total Distributions	(0.32)	(0.59)	(0.57)	(0.56)	(0.47)	(0.26)
Net Asset Value, End of Period	$15.57	$16.01	$13.29	$13.08	$16.27	$12.90
Total Return	(0.80%)(B)	25.19%	5.86%	(16.49%)	30.23%	4.17%
Net Assets, End of Period (thousands)	$193,450	$203,446	$147,907	$126,127	$127,722	$91,658
Ratio of Expenses to Average Net Assets *(C)	0.18%(D)	0.19%	0.22%	0.22%	0.23%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.18%(D)	0.19%	0.22%	0.22%	0.24%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.43%(D)	2.83%	2.43%	2.34%	1.55%	1.93%
Portfolio Turnover Rate	6%(B)	10%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%(D)	0.15%	0.16%	0.16%	0.17%	0.19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
34

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2045 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$18.58	$15.10	$14.33	$17.24	$13.10	$12.94
Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.41	0.32	0.28	0.24	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	3.68	1.04	(2.76)	4.35	0.18
Total from Investment Operations	0.06	4.09	1.36	(2.48)	4.59	0.43
Less Distributions:
Net Investment Income	(0.19)	(0.39)	(0.30)	(0.28)	(0.23)	(0.24)
Net Realized Gains	(0.20)	(0.22)	(0.29)	(0.15)	(0.22)	(0.03)
Total Distributions	(0.39)	(0.61)	(0.59)	(0.43)	(0.45)	(0.27)
Net Asset Value, End of Period	$18.25	$18.58	$15.10	$14.33	$17.24	$13.10
Total Return	0.24%(B)	27.53%	9.53%	(14.64%)	35.48%	3.42%
Net Assets, End of Period (thousands)	$193,107	$185,375	$137,698	$106,103	$101,027	$62,585
Ratio of Expenses to Average Net Assets *(C)	0.19%(D)	0.20%	0.22%	0.22%	0.23%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.19%(D)	0.20%	0.22%	0.22%	0.24%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.09%(D)	2.33%	2.06%	1.77%	1.47%	1.92%
Portfolio Turnover Rate	5%(B)	13%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%(D)	0.16%	0.16%	0.16%	0.17%	0.19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
35

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2050 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$19.04	$15.00	$14.18	$17.27	$13.04	$12.89
Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.36	0.29	0.30	0.25	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.16)	4.27	1.10	(2.97)	4.62	0.17
Total from Investment Operations	0.01	4.63	1.39	(2.67)	4.87	0.42
Less Distributions:
Net Investment Income	(0.17)	(0.35)	(0.28)	(0.29)	(0.25)	(0.24)
Net Realized Gains	(0.13)	(0.24)	(0.29)	(0.13)	(0.39)	(0.03)
Total Distributions	(0.30)	(0.59)	(0.57)	(0.42)	(0.64)	(0.27)
Net Asset Value, End of Period	$18.75	$19.04	$15.00	$14.18	$17.27	$13.04
Total Return	(0.03%)(B)	31.29%	9.90%	(15.66%)	38.07%	3.37%
Net Assets, End of Period (thousands)	$168,009	$162,801	$105,541	$82,695	$73,989	$47,328
Ratio of Expenses to Average Net Assets *(C)	0.19%(D)	0.21%	0.22%	0.22%	0.23%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.19%(D)	0.21%	0.22%	0.22%	0.26%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.75%(D)	2.00%	1.92%	1.91%	1.56%	1.95%
Portfolio Turnover Rate	4%(B)	7%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%(D)	0.16%	0.16%	0.16%	0.17%	0.19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
36

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2055 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$19.48	$15.30	$14.46	$17.60	$13.06	$12.88
Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.36	0.30	0.31	0.26	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.20)	4.38	1.12	(3.04)	4.67	0.19
Total from Investment Operations	(0.04)	4.74	1.42	(2.73)	4.93	0.44
Less Distributions:
Net Investment Income	(0.16)	(0.35)	(0.29)	(0.30)	(0.25)	(0.24)
Net Realized Gains	(0.13)	(0.21)	(0.29)	(0.11)	(0.14)	(0.02)
Total Distributions	(0.29)	(0.56)	(0.58)	(0.41)	(0.39)	(0.26)
Net Asset Value, End of Period	$19.15	$19.48	$15.30	$14.46	$17.60	$13.06
Total Return	(0.25%)(B)	31.37%	9.85%	(15.71%)	38.10%	3.56%
Net Assets, End of Period (thousands)	$114,869	$107,356	$66,946	$46,676	$41,261	$25,074
Ratio of Expenses to Average Net Assets *(C)	0.21%(D)	0.22%	0.22%	0.22%	0.23%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.21%(D)	0.22%	0.23%	0.24%	0.43%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.66%(D)	1.95%	1.94%	1.92%	1.57%	1.92%
Portfolio Turnover Rate	4%(B)	10%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%(D)	0.16%	0.16%	0.16%	0.17%	0.19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
37

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2060 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$19.59	$15.40	$14.56	$17.71	$13.10	$12.94
Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.36	0.30	0.30	0.25	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.19)	4.40	1.13	(3.05)	4.70	0.18
Total from Investment Operations	(0.03)	4.76	1.43	(2.75)	4.95	0.42
Less Distributions:
Net Investment Income	(0.16)	(0.35)	(0.29)	(0.30)	(0.25)	(0.24)
Net Realized Gains	(0.12)	(0.22)	(0.30)	(0.10)	(0.09)	(0.02)
Total Distributions	(0.28)	(0.57)	(0.59)	(0.40)	(0.34)	(0.26)
Net Asset Value, End of Period	$19.28	$19.59	$15.40	$14.56	$17.71	$13.10
Total Return	(0.18%)(B)	31.35%	9.86%	(15.70%)	38.13%	3.40%
Net Assets, End of Period (thousands)	$94,376	$86,881	$52,502	$40,495	$37,559	$20,934
Ratio of Expenses to Average Net Assets *(C)	0.21%(D)	0.22%	0.22%	0.22%	0.23%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.21%(D)	0.23%	0.24%	0.26%	0.39%	0.45%
Ratio of Net Investment Income to Average Net Assets	1.65%(D)	1.96%	1.93%	1.90%	1.55%	1.91%
Portfolio Turnover Rate	4%(B)	8%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%(D)	0.16%	0.16%	0.16%	0.17%	0.19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
38

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2065 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Jan 2, 2020Ʊ to Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$14.74	$11.44	$10.60	$12.82	$9.43	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.28	0.23	0.23	0.19	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.14)	3.28	0.83	(2.23)	3.38	(0.51)
Total from Investment Operations	(0.02)	3.56	1.06	(2.00)	3.57	(0.34)
Less Distributions:
Net Investment Income	(0.13)	(0.26)	(0.21)	(0.22)	(0.18)	(0.23)
Net Realized Gains	(0.05)	—	(0.01)	(— )	—	—
Total Distributions	(0.18)	(0.26)	(0.22)	(0.22)	(0.18)	(0.23)
Net Asset Value, End of Period	$14.54	$14.74	$11.44	$10.60	$12.82	$9.43
Total Return	(0.21%)(B)	31.27%	10.00%	(15.66%)	38.01%	(3.18%)(B)
Net Assets, End of Period (thousands)	$32,720	$25,318	$9,677	$5,658	$2,483	$954
Ratio of Expenses to Average Net Assets *(C)	0.21%(D)	0.22%	0.22%	0.22%	0.23%	0.21%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.27%(D)	0.37%	0.53%	0.85%	2.33%	35.30%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.64%(D)	2.00%	1.99%	1.98%	1.61%	2.18%(D)(E)
Portfolio Turnover Rate	5%(B)	8%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%(D)	0.16%	0.16%	0.16%	0.17%	0.15%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
39

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Dimensional 2070 Target Date Retirement Income Fund
Period Jan 2, 2025Ʊ to Apr 30, 2025
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.21)
Total from Investment Operations	(0.17)
Net Asset Value, End of Period	$9.83
Total Return	(1.70%)(B)
Net Assets, End of Period (thousands)	$10
Ratio of Expenses to Average Net Assets *(C)	0.21%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	28.70%(D)(E)
Ratio of Net Investment Income to Average Net Assets	0.99%(D)(E)
Portfolio Turnover Rate	6%(B)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%(D)
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
40

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund” or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and three operational portfolios as of April 30, 2025, of which thirteen portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2025, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/25
Dimensional Retirement Income Fund	DFA Inflation-Protected Securities Portfolio (IDG)	1
	DFA One-Year Fixed Income Portfolio (IDG)	—
	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—

Dimensional 2015 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2020 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	2
	DFA Inflation-Protected Securities Portfolio (IDG)	1

41

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/25
Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	Large Cap International Portfolio (IDG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	6
	DFA Inflation-Protected Securities Portfolio (IDG)	1

Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Social Fixed Income Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	14
	DFA Inflation-Protected Securities Portfolio (IDG)	1

Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	16
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Social Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
42

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/25
	DFA LTIP Portfolio (IDG)	11

Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
43

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/25
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

Dimensional 2070 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity 2 Portfolio (IDG)	—
	International Core Equity 2 Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
On February 7, 2025, the Dimensional Retirement Income Fund (the “Acquiring Portfolio”) acquired substantially all of the assets of the Dimensional 2010 Target Date Retirement Fund (the “Target Portfolio”) pursuant to a plan of reorganization approved by the Board of Directors of the Fund (the “Reorganization”). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Acquiring Portfolio and the Target Portfolio since they had identical investment objectives and fundamental investment restrictions. The Target Portfolio was part of Dimensional’s suite of target date retirement income funds that seek to achieve an asset allocation consistent with the fund’s position on the evolving asset allocation “glide path” disclosed in its prospectus. Based on the design of the glide path, each such fund generally becomes more conservative (e.g., by reducing its allocation to equity underlying funds and increasing its allocation to fixed income underlying funds) until reaching a final static asset allocation or “landing point” fifteen years after its target date, at which time the fund will have approximately the same asset allocation as the Acquiring Portfolio.
The Reorganization was accomplished by a tax-free exchange of 919,548 shares of the Acquiring Portfolio for 923,505 shares of the Target Portfolio. The Target Portfolio had net assets immediately before the Reorganization of $10,726,556 including $1,296,398 of unrealized appreciation, which were combined with the Acquiring Portfolio’s net assets. Immediately before the Reorganization the Acquiring Portfolio’s net assets were $47,220,688, and immediately after the Reorganization the Acquiring Portfolio’s net assets were $57,947,244. The Acquiring Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to February 7, 2025. The cost basis of the investments received from the Target Portfolio was carried forward to the Acquiring Portfolio.
Assuming that the Reorganization had been completed on November 1, 2024, the Acquiring Portfolio’s proforma results of operations for the period ended April 30, 2025 would have been as follows (amounts in thousands):

Net Investment Income	$739
Net Realized Gain (Loss)	(42)
Change in Unrealized Appreciation (Depreciation)	1,938
Net Increase (Decrease) in Net Assets Resulting from Operations	2,535
44

Because the combined Portfolio has been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the Acquired Portfolio that have been included in the Portfolio’s Statement of Operations since February 7, 2025.
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i)the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; (the “Board”) and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value
45

of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.
For the six months ended April 30, 2025, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.
Pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2026, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover previously assumed expenses to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year expenses were assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously assumed expenses during the six months ended April 30, 2025, assumed expenses during the six months ended April 30, 2025, and previously assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for previously assumed expenses by the Advisor more than thirty-six months before the date of such reimbursement.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Assumed Expenses	Assumed Expenses
Dimensional Retirement Income Fund	0.06%	—	$20
Dimensional 2015 Target Date Retirement Income Fund	0.06%	—	11
Dimensional 2020 Target Date Retirement Income Fund	0.06%	$1	5
Dimensional 2025 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2030 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2035 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2040 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2045 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2050 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2055 Target Date Retirement Income Fund	0.06%	11	—
Dimensional 2060 Target Date Retirement Income Fund	0.06%	6	1
46

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Assumed Expenses	Assumed Expenses
Dimensional 2065 Target Date Retirement Income Fund	0.06%	—	$9
Dimensional 2070 Target Date Retirement Income Fund	0.06%	—	1

	Previously Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	4/30/2028	Total
Dimensional Retirement Income Fund	$11	$24	$23	$20	$78
Dimensional 2015 Target Date Retirement Income Fund	6	21	26	11	64
Dimensional 2020 Target Date Retirement Income Fund	3	12	15	5	35
Dimensional 2055 Target Date Retirement Income Fund	—	7	3	—	10
Dimensional 2060 Target Date Retirement Income Fund	6	12	5	1	24
Dimensional 2065 Target Date Retirement Income Fund	8	22	27	9	66
Dimensional 2070 Target Date Retirement Income Fund	—	—	—	1	1

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2025, the total related amount paid by the Fund to the CCO was $100 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Purchases and Sales of Securities:
For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$21,952	$9,159	$3,517	$(208)	$890	$28,276	2,522	$228	—
DFA One-Year Fixed Income Portfolio	14,709	6,305	2,377	(1)	8	18,644	1,821	358	—
U.S. Large Company Portfolio	3,242	1,693	611	11	(156)	4,179	113	24	$1
U.S. Core Equity 1 Portfolio	3,248	1,839	701	15	(228)	4,173	103	21	—
Large Cap International Portfolio	1,145	578	244	8	99	1,586	53	14	—
Emerging Markets Core Equity 2 Portfolio	770	408	156	—	(21)	1,001	42	13	—
International Core Equity 2 Portfolio	571	289	123	4	51	792	46	7	—
Total	$45,637	$20,271	$7,729	$(171)	$643	$58,651		$665	$1
47

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$20,599	$357	$3,443	$(109)	$551	$17,955	1,602	$184	—
U.S. Large Company Portfolio	2,458	51	395	177	(220)	2,071	56	15	$1
U.S. Core Equity 1 Portfolio	2,462	56	373	162	(246)	2,061	51	13	—
Large Cap International Portfolio	867	25	148	38	18	800	27	9	—
Emerging Markets Core Equity 2 Portfolio	586	18	83	12	(29)	504	21	9	—
International Core Equity 2 Portfolio	435	8	72	19	11	401	23	5	—
DFA LTIP Portfolio	262	204	186	(25)	(2)	253	47	6	—
Total	$27,669	$719	$4,700	$274	$83	$24,045		$241	$1
Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$47,496	$723	$5,392	$(331)	$1,353	$43,849	3,912	$424	—
DFA LTIP Portfolio	7,382	540	625	(327)	(225)	6,745	1,242	143	—
U.S. Large Company Portfolio	6,670	166	907	478	(589)	5,818	157	41	$2
U.S. Core Equity 1 Portfolio	6,678	212	883	461	(682)	5,786	142	35	—
Large Cap International Portfolio	2,375	68	348	90	65	2,250	76	25	—
Emerging Markets Core Equity 2 Portfolio	1,602	64	201	45	(88)	1,422	60	25	—
International Core Equity 2 Portfolio	1,188	29	169	44	36	1,128	66	14	—
Total	$73,391	$1,802	$8,525	$460	$(130)	$66,998		$707	$2
Dimensional 2025 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$81,088	$4,188	$15,933	$(1,702)	$3,345	$70,986	6,332	$704	—
DFA LTIP Portfolio	28,762	2,583	6,309	(3,665)	1,594	22,965	4,229	525	—
U.S. Large Company Portfolio	13,497	892	3,135	1,392	(1,583)	11,063	299	80	$4
U.S. Core Equity 1 Portfolio	13,518	858	2,972	1,372	(1,771)	11,005	271	67	—
Large Cap International Portfolio	4,864	354	1,256	313	(28)	4,247	143	49	—
Emerging Markets Core Equity 2 Portfolio	3,337	309	848	160	(247)	2,711	115	47	—
International Core Equity 2 Portfolio	2,456	179	658	159	(12)	2,124	124	26	—
DFA Short-Term Extended Quality Portfolio	231	1	232	6	(6)	—	—	1	—
DFA Two-Year Global Fixed Income Portfolio	231	1	232	7	(7)	—	—	1	—
Total	$147,984	$9,365	$31,575	$(1,958)	$1,285	$125,101		$1,500	$4
48

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
Dimensional 2030 Target Date Retirement Income Fund
DFA LTIP Portfolio	$57,019	$3,256	$7,429	$(4,697)	$504	$48,653	8,960	$1,086	—
DFA Inflation-Protected Securities Portfolio	50,537	2,027	7,295	(1,434)	2,512	46,347	4,134	456	—
U.S. Large Company Portfolio	26,905	773	4,910	2,297	(2,691)	22,374	606	167	$9
U.S. Core Equity 1 Portfolio	26,971	960	4,853	2,305	(3,128)	22,255	547	138	—
Large Cap International Portfolio	9,574	295	1,927	494	104	8,540	287	102	—
Emerging Markets Core Equity 2 Portfolio	6,579	209	1,123	200	(377)	5,488	232	100	—
International Core Equity 1 Portfolio	4,843	121	963	243	66	4,310	251	55	—
DFA Short-Term Extended Quality Portfolio	5,546	199	1,751	(33)	59	4,020	384	85	—
DFA Two-Year Global Fixed Income Portfolio	5,546	230	1,742	(14)	(2)	4,018	407	120	—
Total	$193,520	$8,070	$31,993	$(639)	$(2,953)	$166,005		$2,309	$9
Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$56,721	$6,574	$2,330	$(2,090)	$(2,375)	$56,500	10,405	$1,144	—
U.S. Large Company Portfolio	36,249	925	2,790	762	(1,509)	33,637	910	236	$12
U.S. Core Equity 1 Portfolio	36,350	918	2,377	1,035	(2,375)	33,551	825	197	—
DFA Inflation-Protected Securities Portfolio	13,730	1,185	451	(86)	434	14,812	1,321	132	—
Large Cap International Portfolio	12,958	308	1,103	190	695	13,048	439	142	—
DFA Two-Year Global Fixed Income Portfolio	10,814	654	2,181	(26)	4	9,265	940	245	—
DFA Short-Term Extended Quality Portfolio	10,815	580	2,199	(59)	117	9,254	885	178	—
Emerging Markets Core Equity 2 Portfolio	8,820	361	696	36	(286)	8,235	348	140	—
International Core Equity 2 Portfolio	6,550	91	573	98	360	6,526	380	77	—
Total	$193,007	$11,596	$14,700	$(140)	$(4,935)	$184,828		$2,491	$12
Dimensional 2040 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$48,245	$926	$3,739	$810	$(1,777)	$44,465	1,203	$313	$16
U.S. Core Equity 1 Portfolio	48,405	1,110	3,382	752	(2,526)	44,359	1,090	263	—
DFA LTIP Portfolio	35,888	8,101	2,535	(2,583)	(276)	38,595	7,108	732	—
Large Cap International Portfolio	17,140	529	1,690	70	1,104	17,153	577	189	—
DFA Short-Term Extended Quality Portfolio	16,811	430	2,799	(80)	171	14,533	1,389	277	—
DFA Two-Year Global Fixed Income Portfolio	16,816	545	2,808	(45)	15	14,523	1,473	378	—
Emerging Markets Core Equity 2 Portfolio	11,629	527	882	(21)	(307)	10,946	463	186	—
International Core Equity 2 Portfolio	8,617	233	874	21	588	8,585	500	103	—
Total	$203,551	$12,401	$18,709	$(1,076)	$(3,008)	$193,159		$2,441	$16
49

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
Dimensional 2045 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$52,843	$3,377	$1,687	$76	$(1,297)	$53,312	1,443	$356	$18
U.S. Core Equity 1 Portfolio	52,975	4,566	2,145	120	(2,278)	53,238	1,309	302	—
Large Cap International Portfolio	18,662	1,087	603	12	1,375	20,533	690	211	—
DFA Short-Term Extended Quality Portfolio	19,431	2,937	2,425	(27)	142	20,058	1,918	348	—
DFA Two-Year Global Fixed Income Portfolio	19,425	3,061	2,410	(38)	20	20,058	2,034	454	—
Emerging Markets Core Equity 2 Portfolio	12,585	834	178	(2)	(353)	12,886	545	201	—
International Core Equity 2 Portfolio	9,340	324	170	1	714	10,209	595	113	—
DFA LTIP Portfolio	—	2,178	—	—	(22)	2,156	397	12	—
Total	$185,261	$18,364	$9,618	$142	$(1,699)	$192,450		$1,997	$18
Dimensional 2050 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$54,391	$2,998	$1,477	$(33)	$(1,330)	$54,549	1,476	$370	$18
U.S. Core Equity 1 Portfolio	54,526	3,161	1,046	(43)	(2,291)	54,307	1,335	313	—
Large Cap International Portfolio	19,218	1,376	963	(7)	1,463	21,087	709	220	—
Emerging Markets Core Equity 2 Portfolio	12,972	1,187	317	(16)	(338)	13,488	571	211	—
International Core Equity 2 Portfolio	9,620	613	381	(8)	760	10,604	618	118	—
DFA Short-Term Extended Quality Portfolio	5,965	1,877	1,117	(2)	41	6,764	647	115	—
DFA Two-Year Global Fixed Income Portfolio	5,963	1,936	1,135	(18)	18	6,764	686	144	—
Total	$162,655	$13,148	$6,436	$(127)	$(1,677)	$167,563		$1,491	$18
Dimensional 2055 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$36,691	$3,869	$949	$(16)	$(981)	$38,614	1,045	$254	$13
U.S. Core Equity 1 Portfolio	36,781	4,041	758	(27)	(1,663)	38,374	943	217	—
Large Cap International Portfolio	12,962	1,558	652	(18)	1,021	14,871	500	150	—
Emerging Markets Core Equity 2 Portfolio	8,748	1,206	229	(9)	(227)	9,489	401	143	—
International Core Equity 2 Portfolio	6,488	612	166	(6)	531	7,459	434	80	—
DFA Short-Term Extended Quality Portfolio	2,724	949	845	1	15	2,844	272	49	—
DFA Two-Year Global Fixed Income Portfolio	2,726	976	855	(8)	5	2,844	288	64	—
Total	$107,120	$13,211	$4,454	$(83)	$(1,299)	$114,495		$957	$13
50

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
Dimensional 2060 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$29,707	$3,416	$659	$(16)	$(815)	$31,633	856	$207	$10
U.S. Core Equity 1 Portfolio	29,762	3,943	889	(34)	(1,358)	31,424	772	176	—
Large Cap International Portfolio	10,533	1,235	334	(12)	847	12,269	413	122	—
Emerging Markets Core Equity 2 Portfolio	7,097	1,035	169	(9)	(182)	7,772	329	118	—
International Core Equity 2 Portfolio	5,251	523	101	(1)	435	6,107	356	65	—
DFA Short-Term Extended Quality Portfolio	2,204	669	576	—	13	2,310	221	40	—
DFA Two-Year Global Fixed Income Portfolio	2,206	680	574	(7)	5	2,310	234	52	—
Total	$86,760	$11,501	$3,302	$(79)	$(1,055)	$93,825		$780	$10
Dimensional 2065 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$8,644	$3,096	$445	$(3)	$(322)	$10,970	297	$65	$3
U.S. Core Equity 1 Portfolio	8,667	3,191	395	(7)	(500)	10,956	269	57	—
Large Cap International Portfolio	3,066	1,059	188	(6)	288	4,219	142	38	—
Emerging Markets Core Equity 2 Portfolio	2,062	818	133	(7)	(48)	2,692	114	36	—
International Core Equity 2 Portfolio	1,526	505	67	(3)	149	2,110	123	20	—
DFA Short-Term Extended Quality Portfolio	642	264	97	—	5	814	78	13	—
DFA Two-Year Global Fixed Income Portfolio	642	270	98	(2)	2	814	83	16	—
Total	$25,249	$9,203	$1,423	$(28)	$(426)	$32,575		$245	$3
Dimensional 2070 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	—	$4	—	—	—	$4	—	—	—
U.S. Large Company Portfolio	—	3	—	—	—	3	—	—	—
Emerging Markets Core Equity 2 Portfolio	—	1	—	—	—	1	—	—	—
International Core Equity 2 Portfolio	—	1	—	—	—	1	—	—	—
Large Cap International Portfolio	—	1	—	—	—	1	—	—	—
Total	—	$10	—	—	—	$10		—	—
E. Federal Income Taxes:
Each Portfolio has qualified (with respect to the Dimensional 2070 Target Date Retirement Income Fund, intends to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive
51

foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund
2023	$1,989	$252	$2,241
2024	2,168	—	2,168
Dimensional 2015 Target Date Retirement Income Fund
2023	959	—	959
2024	800	298	1,098
Dimensional 2020 Target Date Retirement Income Fund
2023	2,873	614	3,487
2024	2,485	146	2,631
Dimensional 2025 Target Date Retirement Income Fund
2023	5,227	2,248	7,475
2024	5,016	1,414	6,430
Dimensional 2030 Target Date Retirement Income Fund
2023	5,602	2,222	7,824
2024	6,437	1,080	7,517
Dimensional 2035 Target Date Retirement Income Fund
2023	4,663	2,821	7,484
2024	5,868	1,465	7,333
Dimensional 2040 Target Date Retirement Income Fund
2023	3,368	2,359	5,727
2024	4,989	1,877	6,866
Dimensional 2045 Target Date Retirement Income Fund
2023	2,514	2,161	4,675
2024	3,771	2,047	5,818
Dimensional 2050 Target Date Retirement Income Fund
2023	1,854	1,730	3,584
2024	2,712	1,685	4,397
Dimensional 2055 Target Date Retirement Income Fund
2023	1,150	956	2,106
2024	1,735	937	2,672
Dimensional 2060 Target Date Retirement Income Fund
2023	904	849	1,753
2024	1,387	774	2,161
Dimensional 2065 Target Date Retirement Income Fund
2023	140	8	148
2024	350	—	350

52

Dimensional 2070 Target Date Retirement Income Fund commenced operations on January 2, 2025 and did not pay any distributions for the periods ended October 31, 2023 and October 31, 2024.
As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund	$(30)	—	$(30)
Dimensional 2015 Target Date Retirement Income Fund	(24)	$(67)	(91)
Dimensional 2020 Target Date Retirement Income Fund	(54)	(136)	(190)
Dimensional 2025 Target Date Retirement Income Fund	(119)	(238)	(357)
Dimensional 2030 Target Date Retirement Income Fund	(299)	(691)	(990)
Dimensional 2035 Target Date Retirement Income Fund	(391)	(17)	(408)
Dimensional 2040 Target Date Retirement Income Fund	(208)	—	(208)
Dimensional 2045 Target Date Retirement Income Fund	(320)	(38)	(358)
Dimensional 2050 Target Date Retirement Income Fund	(143)	—	(143)
Dimensional 2055 Target Date Retirement Income Fund	(114)	(10)	(124)
Dimensional 2060 Target Date Retirement Income Fund	(86)	(8)	(94)
Dimensional 2065 Target Date Retirement Income Fund	(18)	—	(18)
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional Retirement Income Fund	$49	—	$(1,545)	$1,224	$(272)
Dimensional 2015 Target Date Retirement Income Fund	—	$554	—	2,291	2,845
Dimensional 2020 Target Date Retirement Income Fund	—	1,086	—	3,108	4,194
Dimensional 2025 Target Date Retirement Income Fund	—	2,138	—	1,557	3,695
Dimensional 2030 Target Date Retirement Income Fund	—	5,472	—	7,869	13,341
Dimensional 2035 Target Date Retirement Income Fund	—	2,673	—	24,728	27,401
Dimensional 2040 Target Date Retirement Income Fund	181	1,483	—	43,269	44,933
Dimensional 2045 Target Date Retirement Income Fund	—	1,948	—	47,983	49,931
Dimensional 2050 Target Date Retirement Income Fund	11	1,097	—	44,571	45,679
Dimensional 2055 Target Date Retirement Income Fund	—	711	—	25,257	25,968
Dimensional 2060 Target Date Retirement Income Fund	—	546	—	20,074	20,620
53

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2065 Target Date Retirement Income Fund	$10	$89	—	$3,573	$3,672
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolio listed below had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amount in thousands):
Total
Dimensional Retirement Income Fund	$1,545
During the year ended October 31, 2024, the Portfolio listed below used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):
Dimensional 2065 Target Date Retirement Income Fund	$32

As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Retirement Income Fund	$55,488	$5,787	—	$5,787
Dimensional 2015 Target Date Retirement Income Fund	21,671	3,119	$(92)	3,027
Dimensional 2020 Target Date Retirement Income Fund	64,020	8,780	(2,532)	6,248
Dimensional 2025 Target Date Retirement Income Fund	122,260	16,630	(6,111)	10,519
Dimensional 2030 Target Date Retirement Income Fund	161,121	33,008	(13,499)	19,509
Dimensional 2035 Target Date Retirement Income Fund	165,146	45,657	(18,137)	27,520
Dimensional 2040 Target Date Retirement Income Fund	152,923	51,576	(7,210)	44,366
Dimensional 2045 Target Date Retirement Income Fund	146,166	48,956	(22)	48,934
Dimensional 2050 Target Date Retirement Income Fund	124,795	45,233	—	45,233
Dimensional 2055 Target Date Retirement Income Fund	90,620	25,485	—	25,485
Dimensional 2060 Target Date Retirement Income Fund	74,894	20,679	—	20,679
Dimensional 2065 Target Date Retirement Income Fund	29,584	3,179	—	3,179
54

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2070 Target Date Retirement Income Fund	$11	—	$(— )	—
The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
F. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.
For the six months ended April 30, 2025, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2025
Dimensional Retirement Income Fund	5.17%	$251	24	$1	$582	—
Dimensional 2015 Target Date Retirement Income Fund	5.10%	106	32	—	274	—
Dimensional 2020 Target Date Retirement Income Fund	5.14%	249	40	1	661	$18
55

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2025
Dimensional 2025 Target Date Retirement Income Fund	5.18%	$469	62	$4	$1,413	$557
Dimensional 2030 Target Date Retirement Income Fund	5.12%	667	45	4	1,750	—
Dimensional 2035 Target Date Retirement Income Fund	5.12%	347	36	2	1,067	—
Dimensional 2040 Target Date Retirement Income Fund	5.22%	353	39	2	2,026	—
Dimensional 2045 Target Date Retirement Income Fund	5.13%	361	24	1	1,197	645
Dimensional 2050 Target Date Retirement Income Fund	5.25%	265	19	1	925	—
Dimensional 2055 Target Date Retirement Income Fund	5.12%	204	17	—	500	—
Dimensional 2060 Target Date Retirement Income Fund	5.08%	248	10	—	815	—
Dimensional 2065 Target Date Retirement Income Fund	5.12%	276	7	—	316	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025, that each Portfolio’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the six months ended April 30, 2025.
G. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
56

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
H. Segment Reporting:
In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.
I. New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.
J. Other:
As of April 30, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional Retirement Income Fund	5	83%
Dimensional 2015 Target Date Retirement Income Fund	6	75%
Dimensional 2020 Target Date Retirement Income Fund	6	83%
Dimensional 2025 Target Date Retirement Income Fund	8	91%
Dimensional 2030 Target Date Retirement Income Fund	7	86%
Dimensional 2035 Target Date Retirement Income Fund	8	91%
Dimensional 2040 Target Date Retirement Income Fund	7	87%
Dimensional 2045 Target Date Retirement Income Fund	6	85%
Dimensional 2050 Target Date Retirement Income Fund	6	87%
Dimensional 2055 Target Date Retirement Income Fund	6	89%
Dimensional 2060 Target Date Retirement Income Fund	6	94%
Dimensional 2065 Target Date Retirement Income Fund	4	92%
57

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2070 Target Date Retirement Income Fund^	1	100%

^ As of April 30, 2025, the Advisor owned 100% of the Fund.
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
K. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events  other than as described above requiring recognition or disclosure in the financial statements.
58

59

60

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
61

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
62

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
63

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).
Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements.  At a Board meeting held on November 1, 2024, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements.  Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.
At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including:  (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.
When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed:  (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities.  The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach.  The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services.  After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.
In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category.  The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.
When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.
64

Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements
CONTINUED
The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income.  The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund.  The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.
The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged.  For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.
65

DFA-043025-013S

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 16.	CONTROLS AND PROCEDURES.
(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
(a)	Not applicable.
(b)	Not applicable.
ITEM 19.	EXHIBITS.
(a)(1)	This item is not applicable.
(a)(2)	This item is not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(4)	This item is not applicable.
(a)(5)	This item is not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 7, 2025

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date:	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	July 7, 2025

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	July 7, 2025

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date:	July 7, 2025